UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Audrey L. Cheng

Vice President of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony Zacharski, Esq

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-3202

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018-June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

June 30, 2018

Semi-Annual Report

PACIFIC SELECT FUND

TABLE OF CONTENTS

PACIFIC SELECT FUND

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 45.5%

Basic Materials - 0.9%

Syngenta Finance NV (Netherlands) 5.182% due 04/24/28 ~	$1,650,000	$1,596,024
Teck Resources Ltd (Canada) 6.000% due 08/15/40	1,500,000	1,462,500

		3,058,524

Communications - 5.5%

Alibaba Group Holding Ltd (China) 4.000% due 12/06/37	550,000	511,757
Amazon.com Inc 4.250% due 08/22/57	1,000,000	989,730
AT&T Inc 5.250% due 03/01/37	1,000,000	988,077
Charter Communications Operating LLC 5.750% due 04/01/48	3,000,000	2,912,392
6.384% due 10/23/35	1,500,000	1,570,740
Sprint Corp 7.250% due 09/15/21	2,000,000	2,085,000
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	1,950,000	1,932,938
Tencent Holdings Ltd (China) 3.595% due 01/19/28 ~	1,650,000	1,562,171
Verizon Communications Inc
4.125% due 03/16/27	1,500,000	1,481,267
4.272% due 01/15/36	1,000,000	924,693
4.812% due 03/15/39	1,957,000	1,897,166
5.250% due 03/16/37	1,050,000	1,080,903
Vodafone Group PLC (United Kingdom) 5.250% due 05/30/48	1,200,000	1,201,703

		19,138,537

Consumer, Cyclical - 7.7%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	2,159,783	2,170,063
Alimentation Couche-Tard Inc (Canada) 4.500% due 07/26/47 ~	1,500,000	1,419,673
American Airlines Pass-Through Trust ‘AA’
3.575% due 07/15/29	1,856,260	1,806,976
3.600% due 03/22/29	1,720,058	1,686,517
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	697,503	698,521
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	1,619,448	1,662,638
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	1,545,109	1,554,712
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	357,012	355,144
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	1,500,000	1,537,500
General Motors Co 5.200% due 04/01/45	2,000,000	1,840,718
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	1,163,843	1,144,983
Kohl’s Corp
5.550% due 07/17/45	1,000,000	974,181
Lennar Corp 4.750% due 11/29/27	1,000,000	939,700
6.250% due 12/15/21	2,000,000	2,105,000
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	500,000	492,780
Nordstrom Inc 5.000% due 01/15/44	1,000,000	924,603
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	1,000,000	974,200

	Principal Amount	Value
United Airlines Pass-Through Trust ‘B’
3.650% due 04/07/27	$1,148,611	$1,100,740
4.750% due 10/11/23	2,174,340	2,189,234
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,371,294	1,403,979

		26,981,862

Consumer, Non-Cyclical - 4.4%

Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	2,500,000	2,450,625
Anheuser-Busch InBev Worldwide Inc (Belgium) 4.750% due 04/15/58	1,050,000	1,029,189
Bacardi Ltd (Bermuda) 5.300% due 05/15/48 ~	2,400,000	2,286,024
BAT Capital Corp (United Kingdom) 4.390% due 08/15/37 ~	2,500,000	2,351,223
Bayer US Finance II LLC 4.250% due 12/15/25 ~	1,200,000	1,208,779
CHS/Community Health Systems Inc 5.125% due 08/01/21	1,000,000	930,000
General Mills Inc 4.700% due 04/17/48	300,000	287,787
Maple Escrow Subsidiary Inc 4.417% due 05/25/25 ~	1,350,000	1,358,448
MEDNAX Inc 5.250% due 12/01/23 ~	1,000,000	982,500
Mylan Inc 4.550% due 04/15/28 ~	600,000	587,267
Teva Pharmaceutical Finance Netherlands III BV (Israel)
2.200% due 07/21/21	500,000	464,067
2.800% due 07/21/23	750,000	648,326
Valeant Pharmaceuticals International Inc 6.500% due 03/15/22 ~	1,000,000	1,038,750

		15,622,985

Energy - 8.0%

Andeavor Logistics LP 5.200% due 12/01/47	600,000	580,418
5.250% due 01/15/25	2,000,000	2,052,260
Colorado Interstate Gas Co LLC 4.150% due 08/15/26 ~	450,000	436,538
Concho Resources Inc 4.300% due 08/15/28 #	1,400,000	1,400,972
Energy Transfer Partners LP 4.950% due 06/15/28	1,400,000	1,397,824
EnLink Midstream Partners LP 5.450% due 06/01/47	2,000,000	1,686,052
EQT Corp 3.900% due 10/01/27	1,600,000	1,495,898
Kinder Morgan Energy Partners LP
4.300% due 05/01/24	2,500,000	2,496,472
5.000% due 08/15/42	650,000	606,375
Marathon Oil Corp 4.400% due 07/15/27	1,150,000	1,155,735
5.200% due 06/01/45	1,500,000	1,583,797
MPLX LP 4.500% due 04/15/38	1,200,000	1,111,169
Nabors Industries Inc 5.500% due 01/15/23	300,000	288,300
ONEOK Inc 4.950% due 07/13/47	1,450,000	1,416,019
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25 ~	1,000,000	925,250
7.250% due 03/17/44	550,000	510,813
7.375% due 01/17/27	1,000,000	1,001,250
Petroleos Mexicanos (Mexico)
5.350% due 02/12/28 ~	1,000,000	949,000
6.350% due 02/12/48 ~	1,400,000	1,274,000
6.500% due 03/13/27	1,050,000	1,075,463

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
RSP Permian Inc 5.250% due 01/15/25	$600,000	$644,400
Sabine Pass Liquefaction LLC
4.200% due 03/15/28	800,000	770,535
5.000% due 03/15/27	900,000	914,873
Southwestern Energy Co 6.700% due 01/23/25	1,000,000	982,500
Transcontinental Gas Pipe Line Co LLC 4.000% due 03/15/28 ~	350,000	340,691
Williams Partners LP 4.850% due 03/01/48	900,000	860,051

		27,956,655

Financial - 13.2%

Ares Capital Corp 3.500% due 02/10/23	2,000,000	1,907,683
4.250% due 03/01/25	1,500,000	1,444,387
Bank of America Corp
4.183% due 11/25/27	2,500,000	2,438,478
4.200% due 08/26/24	1,500,000	1,508,421
4.250% due 10/22/26	2,500,000	2,472,113
Barclays PLC (United Kingdom)
3.710% (USD LIBOR + 1.380%) due 05/16/24 §	1,000,000	992,531
Citigroup Inc 4.075% due 04/23/29	2,500,000	2,455,705
4.400% due 06/10/25	1,250,000	1,243,906
4.600% due 03/09/26	2,400,000	2,399,625
Columbia Property Trust Operating Partnership LP REIT
4.150% due 04/01/25	1,250,000	1,221,061
Healthcare Realty Trust Inc REIT 3.625% due 01/15/28	750,000	703,414
High Street Funding Trust I 4.111% due 02/15/28 ~	600,000	590,178
HSBC Holdings PLC (United Kingdom)
3.326% (USD LIBOR + 1.000%) due 05/18/24 §	600,000	598,677
4.583% due 06/19/29	900,000	909,752
Hudson Pacific Properties LP REIT 3.950% due 11/01/27	1,000,000	936,462
Jefferies Finance LLC 7.375% due 04/01/20 ~	1,000,000	1,009,730
JPMorgan Chase & Co 4.125% due 12/15/26	2,500,000	2,471,907
Morgan Stanley 5.000% due 11/24/25	4,000,000	4,151,614
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	2,000,000	2,013,931
Royal Bank of Scotland Group PLC (United Kingdom) 3.885% (USD LIBOR + 1.550%) due 06/25/24 §	1,100,000	1,098,621
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	1,915,712
The Goldman Sachs Group Inc
3.272% due 09/29/25	1,500,000	1,426,208
3.500% due 11/16/26	5,000,000	4,714,429
UDR Inc REIT 2.950% due 09/01/26	1,500,000	1,377,248
Ventas Realty LP REIT 3.500% due 02/01/25	1,500,000	1,438,011
Wells Fargo & Co 4.400% due 06/14/46	1,500,000	1,375,174
4.750% due 12/07/46	1,450,000	1,405,243

		46,220,221

Industrial - 2.4%

Allegion US Holding Co Inc 3.550% due 10/01/27	1,500,000	1,390,050
Masco Corp 7.750% due 08/01/29	650,000	788,730

	Principal Amount	Value
Novelis Corp 5.875% due 09/30/26 ~	$500,000	$480,000
6.250% due 08/15/24 ~	1,000,000	1,002,500
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	1,500,000	1,500,000
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	750,000	745,320
Standard Industries Inc 4.750% due 01/15/28 ~	700,000	645,750
Union Pacific Corp 3.950% due 09/10/28	1,750,000	1,761,224

		8,313,574

Technology - 0.5%

Apple Inc 3.750% due 09/12/47	1,000,000	938,806
Dell International LLC 6.020% due 06/15/26 ~	950,000	1,000,247

		1,939,053

Utilities - 2.9%

Calpine Corp
5.250% due 06/01/26 ~	1,000,000	946,250
5.750% due 01/15/25	1,000,000	916,875
Edison International 4.125% due 03/15/28	1,000,000	986,162
Exelon Corp 5.100% due 06/15/45	2,000,000	2,138,355
FirstEnergy Corp 4.850% due 07/15/47	1,650,000	1,692,285
IPALCO Enterprises Inc 3.700% due 09/01/24	1,750,000	1,698,041
Talen Energy Supply LLC 6.500% due 06/01/25	1,000,000	767,500
The Southern Co 3.250% due 07/01/26	1,200,000	1,127,967

		10,273,435

Total Corporate Bonds & Notes (Cost $164,657,126)		159,504,846

SENIOR LOAN NOTES - 18.3%

Basic Materials - 0.6%

Ineos US Finance LLC Term B 4.094% (USD LIBOR + 2.000%) due 03/31/24 §	995,000	992,868
PQ Corp Term B 4.594% (USD LIBOR + 2.500%) due 02/08/25 §	982,563	981,846

		1,974,714

Communications - 3.9%

Altice US Finance I Corp Term B 4.344% (USD LIBOR + 2.250%) due 07/28/25 §	3,439,868	3,437,003
Avaya Inc Term B 6.323% (USD LIBOR + 4.250%) due 12/15/24 §	995,000	998,835
CSC Holdings LLC 4.323% (USD LIBOR + 2.250%) due 07/17/25 §	990,000	984,050
Frontier Communications Corp 8.375% (USD LIBOR + 4.375%) due 12/15/19 §	2,481,250	2,487,453
Term B
due 06/15/24 µ	2,000,000	1,975,400

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Level 3 Financing Inc Term B
4.334% (USD LIBOR + 2.250%) due 02/22/24 §	$2,000,000	$1,997,812
Sprint Communications Inc Term B 4.625% (USD LIBOR + 2.500%) due 02/02/24 §	1,975,000	1,966,977

		13,847,530

Consumer, Cyclical - 4.5%

Bass Pro Group LLC Term B
7.094% (USD LIBOR + 5.000%) due 09/25/24 §	997,487	1,001,539
BJ’s Wholesale Club Inc
5.530% (USD LIBOR + 3.500%) due 02/03/24 §	994,957	996,077
ClubCorp Holdings Inc Term B 5.084% (USD LIBOR + 2.750%) due 09/18/24 §	1,468,902	1,459,721
HD Supply Inc Term B3 4.344% (USD LIBOR + 2.250%) due 08/13/21 §	940,539	943,949
Hilton Worldwide Finance LLC Term B2 3.841% (USD LIBOR + 1.750%) due 10/25/23 §	1,495,331	1,496,188
Las Vegas Sands LLC Term B 3.844% (USD LIBOR + 1.750%) due 03/27/25 §	2,910,074	2,893,885
New Red Finance Term B3 (Canada) 4.344% (USD LIBOR + 2.250%) due 02/16/24 §	2,723,262	2,711,756
Nexeo Solutions LLC 5.584% (USD LIBOR + 3.250%) due 06/09/23 §	980,131	982,581
SeaWorld Parks & Entertainment Inc Term B5 5.094% (USD LIBOR + 3.000%) due 03/31/24 §	1,982,444	1,971,913
Univar Inc Term B 4.594% (USD LIBOR + 2.500%) due 07/01/24 §	1,256,556	1,255,771

		15,713,380

Consumer, Non-Cyclical - 2.2%

Albertsons LLC Term B4 4.844% (USD LIBOR + 2.750%) due 08/25/21 §	2,551,758	2,528,833
Community Health Systems Inc Term G 5.307% (USD LIBOR + 3.000%) due 12/31/19 §	976,190	973,810
Jaguar Holding Co II 4.594% (USD LIBOR + 2.500%) due 08/18/22 §	242,500	241,338
US Foods Inc Term B 4.094% (USD LIBOR + 2.000%) due 06/27/23 §	2,450,000	2,450,764
Valeant Pharmaceuticals International Inc Term B (Canada) 4.983% (USD LIBOR + 3.000%) due 06/01/25 §	1,500,000	1,497,008

		7,691,753

Energy - 0.4%

Arch Coal Inc Term B 4.844% (USD LIBOR + 2.750%) due 03/07/24 §	1,484,962	1,481,621

	Principal Amount	Value

Financial - 1.3%

Hub International Ltd Term B 5.360% (USD LIBOR + 3.000%) due 04/25/25 §	$1,000,000	$994,755
Realogy Group LLC Term B 4.296% (USD LIBOR + 2.250%) due 02/08/25 §	572,935	573,472
USI Inc 5.334% (USD LIBOR + 3.000%) due 05/16/24 §	2,481,250	2,469,774
VICI Properties 1 LLC Term B 4.084% (USD LIBOR + 2.000%) due 12/20/24 §	477,273	474,986

		4,512,987

Industrial - 3.3%

Avolon SARL Term B3 4.088% (USD LIBOR + 2.000%) due 01/15/25 §	1,985,000	1,964,257
BWAY Holding Co Term B 5.588% (USD LIBOR + 3.250%) due 04/03/24 §	742,500	744,125
Flex Acquisition Co Inc 5.308% (USD LIBOR + 3.000%) due 12/29/23 §	990,000	988,321
Proampac PG Borrower LLC 5.610% (USD LIBOR + 3.500%) due 11/18/23 §	2,468,672	2,475,873
Reynolds Group Holdings Inc 4.844% (USD LIBOR + 2.750%) due 02/05/23 §	2,566,505	2,566,148
TransDigm Inc
Term E 4.594% (USD LIBOR + 2.500%) due 05/30/25 §	968,893	965,691
Term F 4.594% (USD LIBOR + 2.500%) due 06/09/23 §	1,935,024	1,929,583

		11,633,998

Technology - 1.3%

First Data Corp 4.091% (USD LIBOR + 2.000%) due 07/08/22 §	1,759,244	1,750,888
Kronos Inc Term B 5.358% (USD LIBOR + 3.000%) due 11/01/23 §	990,019	989,906
Sensata Technologies BV Term B (Netherlands) 3.797% (USD LIBOR + 1.750%) due 10/14/21 §	926,951	929,461
Tempo Acquisition LLC 5.094% (USD LIBOR + 3.000%) due 05/01/24 §	994,975	992,798

		4,663,053

Utilities - 0.8%

Talen Energy Supply LLC Term B1 6.094% (USD LIBOR + 4.000%) due 07/15/23 §	1,480,019	1,488,899
TEX Operations Co LLC Term B 4.094% (USD LIBOR + 2.250%) due 08/04/23 §	1,203,107	1,196,058

		2,684,957

Total Senior Loan Notes (Cost $64,423,504)		64,203,993

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 0.8%

Fannie Mae - 0.4%

2.500% due 07/01/33	$1,500,000	$1,457,887

Freddie Mac - 0.4%

2.500% due 07/01/33	1,500,000	1,455,852

Total Mortgage-Backed Securities (Cost $2,900,859)		2,913,739

ASSET-BACKED SECURITIES - 20.3%

Ally Auto Receivables Trust 2.010% due 03/15/22	2,000,000	1,962,835
ALM XII Ltd (Cayman) 3.436% (USD LIBOR + 1.350%) due 04/16/27 § ~	1,200,000	1,201,395
American Express Credit Account Master Trust 2.350% due 05/15/25	1,000,000	971,868
AmeriCredit Automobile Receivables Trust
1.980% due 12/20/21	500,000	495,389
2.240% due 06/19/23	650,000	639,030
2.300% due 02/18/22	1,250,000	1,236,472
2.400% due 05/18/22	900,000	889,896
2.690% due 06/19/23	700,000	688,921
2.710% due 08/18/22	750,000	741,834
Atrium CLO XI (Cayman) 3.502% (USD LIBOR + 1.140%) due 10/23/25 § ~	750,000	750,818
BA Credit Card Trust 2.700% due 07/17/23	1,500,000	1,491,508
Birchwood Park CLO Ltd (Cayman) 3.528% (USD LIBOR + 1.180%) due 07/15/26 § ~	850,000	850,632
BlueMountain CLO Ltd (Cayman) 3.488% (USD LIBOR + 1.140%) due 10/15/26 § ~	1,500,000	1,500,728
Capital Auto Receivables Asset Trust
2.110% due 03/22/21	400,000	396,046
3.090% due 08/22/22 ~	900,000	897,005
Carlyle Global Market Strategies CLO Ltd (Cayman)
4.359% (USD LIBOR + 2.000%) due 04/20/27 § ~	1,550,000	1,552,347
CIFC Funding Ltd CLO (Cayman) 3.225% (USD LIBOR + 0.870%) due 04/19/29 § ~	2,000,000	1,994,567
4.005% (USD LIBOR + 1.650%)
due 04/19/29 § ~	1,250,000	1,235,475
Citibank Credit Card Issuance Trust
1.920% due 04/07/22	1,500,000	1,475,179
2.827% (USD LIBOR + 0.770%) due 05/14/29 §	4,000,000	4,033,586
Dryden 55 CLO Ltd (Cayman) 3.941% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	999,510
Dryden 58 CLO Ltd (Cayman) 0.000% (USD LIBOR + 1.500%) due 07/17/31 § # ~	1,000,000	1,000,000
0.000% (USD LIBOR + 1.800%) due 07/17/31 § # ~	1,000,000	1,000,000
Dryden 64 CLO Ltd (Cayman) 3.619% (USD LIBOR + 1.400%) due 04/18/31 § ~	800,000	792,744

	Principal Amount	Value
Ford Credit Auto Owner Trust
1.730% due 03/15/22	$400,000	$389,435
2.350% due 04/15/23	1,500,000	1,469,361
2.360% due 03/15/29 ~	3,000,000	2,895,881
3.190% due 07/15/31 ~	3,500,000	3,448,604
Madison Park Funding XXVIII Ltd (Cayman) 3.937% (USD LIBOR + 1.600%) due 07/15/30 § ~	1,400,000	1,400,000
4.187% (USD LIBOR + 1.850%) due 07/15/30 § ~ ±	600,000	600,000
Navient Student Loan Trust 2.691% (USD LIBOR + 0.600%) due 06/25/65 § ~	82,863	82,900
2.811% (USD LIBOR + 0.720%)
due 03/25/67 § ~	1,000,000	1,004,867
Oak Hill Credit Partners X Ltd CLO (Cayman) 3.489% (USD LIBOR + 1.130%) due 07/20/26 § ~	1,500,000	1,502,350
OCP CLO Ltd (Cayman) 3.182% (USD LIBOR + 0.820%) due 10/26/27 § ~	1,000,000	999,215
Octagon Investment Partners 25 Ltd CLO (Cayman)
3.559% (USD LIBOR + 1.200%) due 10/20/26 § ~	1,000,000	1,000,976
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	2,400,000	2,354,278
Regatta IV Funding Ltd CLO 3.380% (USD LIBOR + 1.020%) due 07/25/26 § ~	1,000,000	1,001,015
Santander Drive Auto Receivables Trust
2.080% due 02/16/21	530,005	529,166
2.100% due 06/15/21	1,000,000	994,487
2.630% due 07/15/22	1,150,000	1,141,252
2.660% due 11/15/21	500,000	498,172
2.960% due 03/15/24	900,000	891,701
3.350% due 07/17/23	1,230,000	1,231,089
3.510% due 08/15/23	2,500,000	2,502,727
SLM Private Credit Student Loan Trust 2.631% (USD LIBOR + 0.290%) due 06/15/39 §	1,866,272	1,830,810
SLM Student Loan Trust 2.910% (USD LIBOR + 0.550%) due 10/25/64 § ~	2,000,000	1,995,929
SMB Private Education Loan Trust
2.340% due 09/15/34 ~	1,000,000	972,173
2.700% due 05/15/31 ~	1,367,480	1,339,487
2.820% due 10/15/35 ~	2,100,000	2,042,832
2.880% due 09/15/34 ~	2,500,000	2,450,500
2.973% (USD LIBOR + 0.900%) due 09/15/34 § ~	1,250,000	1,264,047
3.500% due 02/15/36 ~	1,200,000	1,200,879
3.600% due 01/15/37 ~	1,050,000	1,055,954
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	500,000	487,427
Verizon Owner Trust 2.060% due 09/20/21 ~	1,000,000	988,916
Volvo Financial Equipment LLC 2.210% due 11/15/21 ~	750,000	737,948

Total Asset-Backed Securities (Cost $71,569,787)		71,102,163

U.S. GOVERNMENT AGENCY ISSUES - 1.9%

Fannie Mae 1.875% due 09/18/18	3,500,000	3,499,387
Freddie Mac 1.250% due 10/02/19	3,250,000	3,201,013

Total U.S. Government Agency Issues (Cost $6,754,208)		6,700,400

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 9.9%

U.S. Treasury Bonds - 2.7%

2.250% due 08/15/46	$1,950,000	$1,677,686
2.500% due 02/15/45	500,000	455,527
2.500% due 02/15/46	1,500,000	1,362,715
2.500% due 05/15/46	1,750,000	1,588,673
2.750% due 11/15/47	2,000,000	1,906,758
3.000% due 02/15/48	2,500,000	2,506,348

		9,497,707

U.S. Treasury Notes - 7.2%

1.125% due 04/30/20	2,000,000	1,950,430
1.250% due 07/31/23	2,750,000	2,555,513
1.375% due 06/30/23	1,650,000	1,545,167
1.375% due 08/31/23	2,000,000	1,867,735
1.500% due 10/31/19	2,500,000	2,469,287
1.625% due 07/31/20	2,000,000	1,962,656
1.625% due 02/15/26	1,500,000	1,376,162
1.625% due 05/15/26	2,000,000	1,829,531
1.875% due 10/31/22	1,500,000	1,448,906
2.000% due 10/31/21	3,000,000	2,937,422
2.125% due 12/31/21	3,000,000	2,945,742
2.125% due 12/31/22	2,500,000	2,436,963

		25,325,514

Total U.S. Treasury Obligations (Cost $35,611,106)		34,823,221

FOREIGN GOVERNMENT BONDS & NOTES - 2.3%

Chile Government (Chile) 2.250% due 10/30/22	1,000,000	954,500
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	1,500,000	1,481,007
Mexico Government (Mexico)
3.750% due 01/11/28	1,340,000	1,268,645
4.350% due 01/15/47	1,000,000	896,000
Province of British Columbia (Canada) 2.000% due 10/23/22	1,500,000	1,441,940
Province of Ontario (Canada) 1.875% due 05/21/20	2,000,000	1,965,508

Total Foreign Government Bonds & Notes (Cost $8,326,189)		8,007,600

	Principal Amount	Value

SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $6,468,730; collateralized by U.S. Treasury Notes: 2.625% due 11/15/20 and value $6,598,468)	$6,468,541	$6,468,541

Total Short-Term Investment (Cost $6,468,541)		6,468,541

TOTAL INVESTMENTS - 100.8% (Cost $360,711,320)		353,724,503

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(2,856,494)

NET ASSETS - 100.0%		$350,868,009

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	45.5%
Asset-Backed Securities	20.3%
Senior Loan Notes	18.3%
U.S. Treasury Obligations	9.9%
Others (each less than 3.0%)	6.8%

	100.8%
Other Assets & Liabilities, Net	(0.8%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$159,504,846	$-	$159,504,846	$-
	Senior Loan Notes	64,203,993	-	64,203,993	-
	Mortgage-Backed Securities	2,913,739	-	2,913,739	-
	Asset-Backed Securities	71,102,163	-	70,502,163	600,000
	U.S. Government Agency Issues	6,700,400	-	6,700,400	-
	U.S. Treasury Obligations	34,823,221	-	34,823,221	-
	Foreign Government Bonds & Notes	8,007,600	-	8,007,600	-
	Short-Term Investment	6,468,541	-	6,468,541	-

	Total	$353,724,503	$-	$353,124,503	$600,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Financial - 0.1%

Citigroup Capital XIII 8.729% (USD LIBOR + 6.370%) due 10/30/40 §	47,050	$1,275,055
GMAC Capital Trust I 8.128% (USD LIBOR + 5.785%) due 02/15/40 §	149,256	3,925,433

		5,200,488

Total Preferred Stocks (Cost $4,909,083)		5,200,488

	Principal Amount

CORPORATE BONDS & NOTES - 34.4%

Basic Materials - 1.4%

Alcoa Nederland Holding BV 6.750% due 09/30/24 ~	$2,330,000	2,468,845
Anglo American Capital PLC (United Kingdom)
3.625% due 09/11/24 ~	500,000	473,723
3.750% due 04/10/22 ~	2,830,000	2,812,099
4.000% due 09/11/27 ~	1,080,000	1,006,639
4.750% due 04/10/27 ~	1,380,000	1,362,033
ArcelorMittal (Luxembourg)
6.250% due 02/25/22	740,000	789,950
7.000% due 10/15/39	740,000	853,775
Barrick Gold Corp (Canada) 5.250% due 04/01/42	340,000	356,813
Barrick North America Finance LLC (Canada)
4.400% due 05/30/21	1,077,000	1,114,837
5.700% due 05/30/41	1,983,000	2,205,539
BHP Billiton Finance USA Ltd (Australia)
2.875% due 02/24/22	214,000	211,400
5.000% due 09/30/43	1,220,000	1,370,860
6.750% due 10/19/75 ~	4,750,000	5,163,250
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	2,440,000	2,371,990
Glencore Funding LLC (Switzerland)
2.875% due 04/16/20 ~	560,000	554,272
4.000% due 03/27/27 ~	5,010,000	4,735,911
4.125% due 05/30/23 ~	380,000	379,585
LyondellBasell Industries NV
5.000% due 04/15/19	431,000	435,321
6.000% due 11/15/21	490,000	524,736
Nutrien Ltd (Canada) 4.875% due 03/30/20	640,000	652,396
OCP SA (Morocco) 4.500% due 10/22/25 ~	2,800,000	2,672,818
Southern Copper Corp (Peru)
5.250% due 11/08/42	6,630,000	6,579,693
6.750% due 04/16/40	600,000	691,154
Syngenta Finance NV (Switzerland) 3.933% due 04/23/21 ~	2,590,000	2,584,947
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	2,485,000	2,802,334
Yamana Gold Inc (Brazil) 4.625% due 12/15/27	1,810,000	1,736,832

		46,911,752

Communications - 3.2%

21st Century Fox America Inc
6.200% due 12/15/34	1,000,000	1,183,738
6.650% due 11/15/37	70,000	87,091

	Principal Amount	Value
Altice France SA (France)
6.250% due 05/15/24 ~	$370,000	$360,750
7.375% due 05/01/26 ~	3,900,000	3,827,655
Amazon.com Inc
3.150% due 08/22/27 ~	2,710,000	2,606,770
3.875% due 08/22/37 ~	1,310,000	1,282,095
4.050% due 08/22/47 ~	1,720,000	1,689,117
4.950% due 12/05/44	2,190,000	2,437,540
America Movil SAB de CV (Mexico) 5.000% due 03/30/20	3,300,000	3,393,851
AT&T Inc
3.000% due 02/15/22	260,000	254,009
3.000% due 06/30/22	260,000	252,273
3.400% due 05/15/25	7,480,000	7,045,259
3.875% due 08/15/21	110,000	111,217
4.350% due 06/15/45	1,615,000	1,373,711
4.450% due 05/15/21	390,000	399,421
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	1,390,000	1,283,230
CCO Holdings LLC
5.000% due 02/01/28 ~	1,040,000	956,800
5.125% due 05/01/27 ~	1,120,000	1,048,600
CenturyLink Inc 6.150% due 09/15/19	1,000,000	1,022,500
Charter Communications Operating LLC
3.579% due 07/23/20	1,970,000	1,970,675
4.200% due 03/15/28	3,530,000	3,309,872
5.375% due 04/01/38	870,000	823,773
5.750% due 04/01/48	70,000	67,956
6.384% due 10/23/35	530,000	554,995
6.484% due 10/23/45	650,000	686,891
6.834% due 10/23/55	370,000	397,787
Comcast Corp
5.150% due 03/01/20	1,658,000	1,711,730
5.650% due 06/15/35	290,000	321,697
6.500% due 11/15/35	1,530,000	1,821,026
CommScope Technologies LLC 5.000% due 03/15/27 ~	650,000	613,438
Deutsche Telekom International Finance BV (Germany)
2.820% due 01/19/22 ~	710,000	690,188
6.750% due 08/20/18	1,545,000	1,553,678
DISH DBS Corp
5.875% due 07/15/22	740,000	698,375
5.875% due 11/15/24	4,686,000	3,983,100
6.750% due 06/01/21	100,000	100,375
Myriad International Holdings BV (South Africa) 4.850% due 07/06/27 ~	3,660,000	3,591,492
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	4,080,000	4,050,034
NBCUniversal Media LLC 4.375% due 04/01/21	680,000	698,045
Sprint Capital Corp 8.750% due 03/15/32	1,850,000	1,984,125
Sprint Communications Inc 9.000% due 11/15/18 ~	85,000	86,806
Sprint Corp
7.625% due 02/15/25	2,530,000	2,599,575
7.875% due 09/15/23	130,000	135,119
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	650,000	644,312
Telefonica Emisiones SAU (Spain)
4.103% due 03/08/27	2,630,000	2,547,096
5.134% due 04/27/20	2,020,000	2,084,710
5.877% due 07/15/19	350,000	360,108
Time Warner Cable LLC
5.500% due 09/01/41	250,000	233,173
5.875% due 11/15/40	1,470,000	1,441,611
6.750% due 06/15/39	1,050,000	1,121,932

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
7.300% due 07/01/38	$1,620,000	$1,840,306
8.250% due 04/01/19	5,445,000	5,648,818
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,224,535
Verizon Communications Inc
2.625% due 08/15/26	2,770,000	2,462,003
3.376% due 02/15/25	2,938,000	2,825,931
3.500% due 11/01/24	410,000	396,949
3.850% due 11/01/42	730,000	611,390
4.125% due 03/16/27	4,570,000	4,512,925
4.329% due 09/21/28 ~	2,720,000	2,701,226
4.500% due 08/10/33	2,010,000	1,952,628
4.522% due 09/15/48	1,450,000	1,326,107
5.500% due 03/16/47	250,000	262,729
Viacom Inc
3.875% due 04/01/24	610,000	590,694
4.250% due 09/01/23	620,000	615,482
Vodafone Group PLC (United Kingdom)
4.375% due 05/30/28	6,190,000	6,121,651
5.250% due 05/30/48	3,300,000	3,304,684
Warner Media LLC
4.700% due 01/15/21	410,000	422,304
6.250% due 03/29/41	450,000	490,506

		108,810,189

Consumer, Cyclical - 1.3%

American Axle & Manufacturing Inc 6.625% due 10/15/22	1,015,000	1,042,912
Beacon Roofing Supply Inc 4.875% due 11/01/25 ~	680,000	632,400
BMW US Capital LLC (Germany) 1.850% due 09/15/21 ~	440,000	419,733
Daimler Finance North America LLC (Germany) 2.450% due 05/18/20 ~	380,000	374,502
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	2,322,159	2,534,404
Ford Motor Co 4.750% due 01/15/43	530,000	459,320
Ford Motor Credit Co LLC
2.459% due 03/27/20	200,000	196,926
3.200% due 01/15/21	1,250,000	1,236,670
3.664% due 09/08/24	2,770,000	2,653,513
5.750% due 02/01/21	1,070,000	1,124,205
8.125% due 01/15/20	1,570,000	1,682,621
General Motors Co
5.150% due 04/01/38	440,000	420,025
6.250% due 10/02/43	570,000	592,200
General Motors Financial Co Inc
2.450% due 11/06/20	800,000	781,536
3.450% due 04/10/22	720,000	708,006
4.250% due 05/15/23	1,250,000	1,253,925
4.350% due 01/17/27	520,000	503,867
4.375% due 09/25/21	930,000	948,548
GLP Capital LP 5.375% due 04/15/26	2,162,000	2,145,785
Hilton Worldwide Finance LLC 4.875% due 04/01/27	2,420,000	2,341,350
Lennar Corp
4.500% due 04/30/24	1,160,000	1,120,908
4.750% due 11/29/27	1,050,000	986,685
McDonald’s Corp
3.500% due 03/01/27	740,000	722,952
3.700% due 01/30/26	2,560,000	2,544,670
MGM Resorts International 6.625% due 12/15/21	800,000	844,000
NCL Corp Ltd 4.750% due 12/15/21 ~	2,325,000	2,325,000
New Red Finance Inc (Canada) 5.000% due 10/15/25 ~	1,170,000	1,112,904

	Principal Amount	Value
Newell Brands Inc
3.150% due 04/01/21	$1,810,000	$1,794,243
3.850% due 04/01/23	2,040,000	2,010,922
4.200% due 04/01/26	1,590,000	1,537,027
QVC Inc 5.950% due 03/15/43	100,000	94,594
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	1,100,000	1,101,375
Toll Brothers Finance Corp 4.375% due 04/15/23	770,000	757,488
Walgreens Boots Alliance Inc 3.450% due 06/01/26	2,240,000	2,092,780
Walmart Inc 3.700% due 06/26/28	3,540,000	3,567,631

		44,665,627

Consumer, Non-Cyclical - 6.1%

Abbott Laboratories
3.750% due 11/30/26	2,550,000	2,510,027
4.750% due 11/30/36	1,300,000	1,374,667
4.900% due 11/30/46	2,180,000	2,341,566
AbbVie Inc 3.600% due 05/14/25	1,600,000	1,551,473
Aetna Inc 2.800% due 06/15/23	540,000	515,381
Allergan Funding SCS
3.450% due 03/15/22	1,420,000	1,398,094
3.800% due 03/15/25	2,730,000	2,654,049
4.550% due 03/15/35	430,000	408,898
4.750% due 03/15/45	491,000	474,039
Altria Group Inc
4.750% due 05/05/21	2,980,000	3,095,942
9.250% due 08/06/19	3,330,000	3,557,539
Amgen Inc
2.125% due 05/01/20	420,000	413,064
3.625% due 05/22/24	590,000	588,075
4.663% due 06/15/51	289,000	286,707
Anheuser-Busch InBev Finance Inc (Belgium)
2.650% due 02/01/21	2,520,000	2,486,270
3.300% due 02/01/23	6,590,000	6,539,665
3.650% due 02/01/26	1,450,000	1,421,363
4.900% due 02/01/46	6,230,000	6,429,617
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	2,790,000	2,695,456
4.000% due 04/13/28	2,680,000	2,678,067
Anthem Inc
2.950% due 12/01/22	490,000	476,225
3.125% due 05/15/22	3,300,000	3,252,833
3.350% due 12/01/24	560,000	541,526
3.650% due 12/01/27	1,360,000	1,290,332
3.700% due 08/15/21	220,000	222,021
Ashtead Capital Inc (United Kingdom) 4.375% due 08/15/27 ~	200,000	186,500
BAT Capital Corp (United Kingdom)
3.557% due 08/15/27 ~	7,780,000	7,249,579
4.540% due 08/15/47 ~	3,450,000	3,231,477
Becton Dickinson & Co
3.363% due 06/06/24	3,810,000	3,663,186
3.734% due 12/15/24	993,000	970,802
4.685% due 12/15/44	740,000	719,386
Cardinal Health Inc 2.616% due 06/15/22	630,000	604,117
Catholic Health Initiatives 4.350% due 11/01/42	420,000	398,566
Celgene Corp
2.250% due 08/15/21	1,680,000	1,617,190
3.550% due 08/15/22	910,000	903,671
3.875% due 08/15/25	1,440,000	1,401,053

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
5.000% due 08/15/45	$660,000	$648,144
5.250% due 08/15/43	320,000	328,438
Centene Corp
4.750% due 05/15/22	660,000	667,425
4.750% due 01/15/25	970,000	967,575
5.625% due 02/15/21	340,000	348,033
6.125% due 02/15/24	1,270,000	1,341,438
Constellation Brands Inc 4.250% due 05/01/23	590,000	601,968
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	1,530,000	1,491,750
CVS Health Corp
2.750% due 12/01/22	4,660,000	4,469,429
3.350% due 03/09/21	1,210,000	1,209,354
3.700% due 03/09/23	1,930,000	1,912,387
3.875% due 07/20/25	1,278,000	1,251,153
4.100% due 03/25/25	2,180,000	2,171,214
4.300% due 03/25/28	12,230,000	12,082,754
5.050% due 03/25/48	980,000	993,585
5.125% due 07/20/45	1,440,000	1,463,327
CVS Pass-Through Trust
5.298% due 01/11/27 ~	544,066	557,966
6.036% due 12/10/28	2,641,442	2,815,188
Danone SA (France)
2.077% due 11/02/21 ~	2,540,000	2,429,897
2.589% due 11/02/23 ~	4,030,000	3,798,666
DaVita Inc 5.000% due 05/01/25	30,000	28,313
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	3,620,000	3,567,095
Ecolab Inc 4.350% due 12/08/21	767,000	792,221
Eli Lilly & Co 3.100% due 05/15/27	1,310,000	1,254,896
Fresenius Medical Care US Finance II Inc (Germany)
4.125% due 10/15/20 ~	1,080,000	1,091,384
5.875% due 01/31/22 ~	1,160,000	1,230,521
Gilead Sciences Inc
2.550% due 09/01/20	530,000	523,699
3.650% due 03/01/26	1,660,000	1,639,978
3.700% due 04/01/24	2,210,000	2,215,024
4.750% due 03/01/46	1,900,000	1,964,131
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	3,020,000	2,969,673
HCA Inc
4.500% due 02/15/27	110,000	103,813
5.000% due 03/15/24	1,333,000	1,336,333
5.250% due 06/15/26	180,000	179,226
5.500% due 06/15/47	640,000	588,800
5.875% due 03/15/22	2,120,000	2,215,400
5.875% due 05/01/23	827,000	860,080
7.500% due 02/15/22	980,000	1,068,200
Humana Inc
3.150% due 12/01/22	970,000	944,848
3.950% due 03/15/27	860,000	846,929
4.625% due 12/01/42	1,090,000	1,090,191
4.800% due 03/15/47	130,000	134,169
4.950% due 10/01/44	610,000	638,145
Johnson & Johnson 3.625% due 03/03/37	1,810,000	1,771,066
Kraft Heinz Foods Co
3.000% due 06/01/26	2,510,000	2,263,429
3.500% due 06/06/22	20,000	19,831
3.500% due 07/15/22	800,000	790,952
3.950% due 07/15/25	720,000	700,691
4.000% due 06/15/23	150,000	149,668
4.375% due 06/01/46	1,350,000	1,171,387
5.000% due 07/15/35	1,120,000	1,105,803

	Principal Amount	Value
5.000% due 06/04/42	$560,000	$536,082
5.200% due 07/15/45	340,000	331,698
5.375% due 02/10/20	1,219,000	1,261,104
Lamb Weston Holdings Inc 4.875% due 11/01/26 ~	1,410,000	1,374,750
Medtronic Global Holdings SCA 3.350% due 04/01/27	2,110,000	2,057,233
Medtronic Inc
3.125% due 03/15/22	430,000	426,858
3.500% due 03/15/25	5,680,000	5,623,769
Merck & Co Inc 2.750% due 02/10/25	1,510,000	1,444,410
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	498,474
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	3,840,000	3,950,508
Philip Morris International Inc
1.875% due 11/01/19	3,730,000	3,682,418
2.500% due 08/22/22	2,560,000	2,463,916
2.500% due 11/02/22	2,670,000	2,562,290
2.900% due 11/15/21	1,460,000	1,437,755
Reynolds American Inc (United Kingdom)
3.250% due 06/12/20	974,000	972,496
5.850% due 08/15/45	1,090,000	1,195,407
8.125% due 06/23/19	1,220,000	1,279,115
Spectrum Brands Inc 5.750% due 07/15/25	800,000	794,000
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	780,000	710,427
Teva Pharmaceutical Finance IV BV (Israel) 3.650% due 11/10/21	1,230,000	1,178,785
Teva Pharmaceutical Finance Netherlands III BV (Israel)
1.700% due 07/19/19	700,000	683,539
2.200% due 07/21/21	4,790,000	4,445,763
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	1,930,000	1,969,110
United Rentals North America Inc
4.875% due 01/15/28	420,000	391,125
5.500% due 07/15/25	1,350,000	1,365,188
5.500% due 05/15/27	2,000,000	1,945,000
UnitedHealth Group Inc
2.700% due 07/15/20	1,600,000	1,589,477
2.875% due 12/15/21	1,130,000	1,119,195
3.750% due 07/15/25	820,000	820,639
3.875% due 10/15/20	2,610,000	2,652,408
5.700% due 10/15/40	10,000	11,885
5.800% due 03/15/36	860,000	1,019,591
Valeant Pharmaceuticals International
8.500% due 01/31/27 ~	270,000	274,725
9.250% due 04/01/26 ~	520,000	541,450
Valeant Pharmaceuticals International Inc
5.500% due 03/01/23 ~	320,000	299,200
5.625% due 12/01/21 ~	480,000	474,000
7.000% due 03/15/24 ~	1,800,000	1,889,442
7.500% due 07/15/21 ~	3,750,000	3,815,625
9.000% due 12/15/25 ~	360,000	374,850
Wm Wrigley Jr Co
2.400% due 10/21/18 ~	680,000	679,553
2.900% due 10/21/19 ~	2,380,000	2,374,349

		209,471,619

Energy - 5.3%

Anadarko Petroleum Corp
4.850% due 03/15/21	1,160,000	1,194,413
5.550% due 03/15/26	580,000	622,356
6.600% due 03/15/46	2,070,000	2,494,675
8.700% due 03/15/19	5,485,000	5,699,284

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Apache Corp
3.250% due 04/15/22	$492,000	$480,036
4.250% due 01/15/44	2,240,000	1,986,197
4.750% due 04/15/43	1,000,000	952,183
6.000% due 01/15/37	1,010,000	1,103,717
6.900% due 09/15/18	5,000,000	5,035,833
Baker Hughes a GE Co LLC 3.200% due 08/15/21	58,000	57,814
BP Capital Markets PLC (United Kingdom)
3.119% due 05/04/26	3,490,000	3,342,071
3.216% due 11/28/23	3,640,000	3,571,493
3.506% due 03/17/25	520,000	515,913
3.535% due 11/04/24	350,000	347,443
3.561% due 11/01/21	220,000	222,229
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	1,370,000	1,363,150
Chesapeake Energy Corp
5.750% due 03/15/23	600,000	570,000
6.125% due 02/15/21	210,000	213,675
8.000% due 12/15/22 ~	235,000	247,561
Chevron Corp 2.954% due 05/16/26	3,140,000	3,014,558
CNOOC Finance LLC (China) 3.500% due 05/05/25	6,220,000	6,004,751
Concho Resources Inc
4.300% due 08/15/28 #	1,460,000	1,461,014
4.375% due 01/15/25	1,050,000	1,055,289
ConocoPhillips 6.500% due 02/01/39	860,000	1,101,033
Continental Resources Inc 4.375% due 01/15/28	880,000	874,206
Devon Energy Corp
3.250% due 05/15/22	2,510,000	2,468,913
5.000% due 06/15/45	3,330,000	3,397,442
5.600% due 07/15/41	170,000	183,852
5.850% due 12/15/25	3,650,000	4,023,001
Ecopetrol SA (Colombia) 5.875% due 05/28/45	5,710,000	5,437,062
Energy Transfer Partners LP
4.500% due 11/01/23	520,000	523,657
5.875% due 03/01/22	1,770,000	1,873,397
Ensco PLC 8.000% due 01/31/24	1,195,000	1,206,950
Enterprise Products Operating LLC 6.066% (USD LIBOR + 3.708%) due 08/01/66 §	3,000,000	3,011,250
EOG Resources Inc 4.150% due 01/15/26	1,370,000	1,402,976
Exxon Mobil Corp
3.043% due 03/01/26	2,840,000	2,768,653
4.114% due 03/01/46	1,250,000	1,274,351
Halliburton Co 3.800% due 11/15/25	3,250,000	3,231,708
KazMunayGas National Co JSC (Kazakhstan)
5.375% due 04/24/30 ~	310,000	311,748
6.375% due 10/24/48 ~	1,100,000	1,113,613
Kerr-McGee Corp 7.875% due 09/15/31	2,297,000	2,918,043
Kinder Morgan Energy Partners LP
3.500% due 03/01/21	750,000	749,104
3.500% due 09/01/23	1,410,000	1,373,254
6.850% due 02/15/20	2,180,000	2,296,355
Kinder Morgan Inc
4.300% due 03/01/28	760,000	737,736
5.000% due 02/15/21 ~	1,720,000	1,781,582
5.300% due 12/01/34	1,029,000	1,015,971
MEG Energy Corp (Canada) 7.000% due 03/31/24 ~	340,000	319,175

	Principal Amount	Value
MPLX LP
4.000% due 03/15/28	$190,000	$181,073
4.500% due 04/15/38	2,070,000	1,916,767
4.700% due 04/15/48	3,660,000	3,409,340
4.875% due 12/01/24	1,670,000	1,723,293
4.875% due 06/01/25	1,190,000	1,224,907
Noble Energy Inc
3.850% due 01/15/28	1,900,000	1,818,565
4.950% due 08/15/47	930,000	933,816
5.250% due 11/15/43	1,270,000	1,296,599
6.000% due 03/01/41	200,000	220,527
Oasis Petroleum Inc 6.875% due 03/15/22	625,000	637,319
Occidental Petroleum Corp
3.000% due 02/15/27	1,510,000	1,427,325
3.125% due 02/15/22	1,350,000	1,345,481
3.400% due 04/15/26	1,890,000	1,846,264
4.100% due 02/15/47	2,110,000	2,065,152
4.400% due 04/15/46	600,000	606,441
4.625% due 06/15/45	1,280,000	1,340,559
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25 ~	13,551,000	12,538,063
6.250% due 03/17/24	8,580,000	8,539,245
7.250% due 03/17/44	3,430,000	3,185,613
7.375% due 01/17/27	1,440,000	1,441,800
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	1,570,000	1,618,262
6.000% due 03/05/20	1,273,000	1,315,964
6.375% due 01/23/45	520,000	480,220
6.625% due 06/15/35	160,000	157,000
6.875% due 08/04/26	3,110,000	3,276,385
QEP Resources Inc 6.875% due 03/01/21	1,830,000	1,953,525
Range Resources Corp
4.875% due 05/15/25	180,000	169,650
5.000% due 03/15/23	4,040,000	3,945,060
5.875% due 07/01/22	90,000	91,575
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	1,030,000	1,101,092
Schlumberger Holdings Corp
3.000% due 12/21/20 ~	2,570,000	2,555,968
4.000% due 12/21/25 ~	1,960,000	1,955,954
Schlumberger Norge AS 4.200% due 01/15/21 ~	50,000	51,101
Shell International Finance BV (Netherlands)
2.875% due 05/10/26	2,090,000	1,987,460
4.000% due 05/10/46	900,000	873,061
4.375% due 03/25/20	4,150,000	4,258,844
4.375% due 05/11/45	2,050,000	2,104,614
4.550% due 08/12/43	1,200,000	1,271,552
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	4,560,000	4,657,620
The Williams Cos Inc
7.500% due 01/15/31	6,475,000	7,733,416
7.750% due 06/15/31	100,000	120,618
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	2,290,000	2,788,930
Western Gas Partners LP 4.650% due 07/01/26	990,000	973,840
Williams Partners LP 5.250% due 03/15/20	910,000	938,454
WPX Energy Inc
6.000% due 01/15/22	60,000	62,700
8.250% due 08/01/23	290,000	329,875

		181,421,576

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Financial - 12.6%

ABN AMRO Bank NV (Netherlands)
2.450% due 06/04/20 ~	$810,000	$796,916
4.750% due 07/28/25 ~	2,220,000	2,211,608
AerCap Ireland Capital DAC (Ireland)
3.750% due 05/15/19	2,590,000	2,606,010
4.500% due 05/15/21	1,010,000	1,030,573
5.000% due 10/01/21	875,000	902,206
Ally Financial Inc 7.500% due 09/15/20	32,000	34,320
Ambac Assurance Corp 5.100% due 06/07/20 ~	111,048	149,360
Ambac LSNI LLC (Cayman) 7.337% (USD LIBOR + 5.000%) due 02/12/23 § ~	505,742	513,985
American Express Credit Corp 2.375% due 05/26/20	1,930,000	1,902,440
American International Group Inc 3.750% due 07/10/25	2,610,000	2,522,935
Banco Santander SA (Spain)
3.459% (USD LIBOR + 1.120%) due 04/12/23 §	1,000,000	999,430
3.800% due 02/23/28	600,000	548,893
3.848% due 04/12/23	2,600,000	2,544,678
4.379% due 04/12/28	1,800,000	1,723,718
Bank of America Corp
2.600% due 01/15/19	1,045,000	1,044,426
3.004% due 12/20/23 ~	8,404,000	8,154,160
3.300% due 01/11/23	3,190,000	3,144,159
3.419% due 12/20/28 ~	9,774,000	9,211,230
3.500% due 04/19/26	5,410,000	5,236,441
3.550% due 03/05/24	3,370,000	3,336,538
3.593% due 07/21/28	1,290,000	1,232,546
4.000% due 04/01/24	2,280,000	2,300,831
4.125% due 01/22/24	9,345,000	9,502,244
4.200% due 08/26/24	4,930,000	4,957,678
4.450% due 03/03/26	660,000	662,479
5.000% due 01/21/44	3,310,000	3,510,978
6.100% due 03/17/25	1,370,000	1,425,691
6.250% due 09/05/24	2,990,000	3,128,288
Banque Federative du Credit Mutuel SA (France) 2.200% due 07/20/20 ~	1,130,000	1,104,139
Barclays PLC (United Kingdom) 4.972% due 05/16/29	1,490,000	1,478,444
BNP Paribas SA (France)
4.375% due 03/01/33 ~	2,150,000	2,019,022
4.625% due 03/13/27 ~	1,110,000	1,091,037
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,390,301
Brighthouse Financial Inc 4.700% due 06/22/47 ~	2,780,000	2,297,726
Chubb INA Holdings Inc
2.300% due 11/03/20	950,000	928,982
3.350% due 05/03/26	1,190,000	1,155,265
CIT Group Inc 5.250% due 03/07/25	930,000	939,300
Citigroup Inc
3.500% due 05/15/23	2,380,000	2,329,205
4.075% due 04/23/29	3,400,000	3,339,759
4.400% due 06/10/25	4,900,000	4,876,113
4.450% due 09/29/27	7,030,000	6,924,379
4.650% due 07/30/45	3,761,000	3,754,018
4.750% due 05/18/46	440,000	419,656
5.300% due 05/06/44	240,000	247,782
5.500% due 09/13/25	4,580,000	4,868,367
5.900% due 02/15/23	670,000	683,400
5.950% due 01/30/23	1,820,000	1,854,125
5.950% due 05/15/25	7,040,000	7,110,400

	Principal Amount	Value
6.300% due 05/15/24	$3,900,000	$3,963,024
6.625% due 06/15/32	480,000	566,621
6.675% due 09/13/43	580,000	702,780
8.125% due 07/15/39	200,000	281,981
Commonwealth Bank of Australia (Australia)
3.900% due 07/12/47 ~	3,370,000	3,146,121
5.000% due 10/15/19 ~	1,060,000	1,087,488
Cooperatieve Rabobank UA (Netherlands)
2.250% due 01/14/20	1,230,000	1,214,993
4.375% due 08/04/25	5,000,000	4,908,055
4.625% due 12/01/23	5,690,000	5,736,092
4.750% due 01/15/20 ~	2,140,000	2,193,433
5.250% due 08/04/45	870,000	910,483
11.000% due 06/30/19 ~	4,830,000	5,192,250
Credit Agricole SA (France)
2.500% due 04/15/19 ~	1,280,000	1,277,374
8.375% due 10/13/19 ~	5,180,000	5,413,100
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
4.550% due 04/17/26	440,000	440,537
4.875% due 05/15/45	5,980,000	5,919,616
GE Capital International Funding Co
2.342% due 11/15/20	13,485,000	13,178,879
3.373% due 11/15/25	3,577,000	3,439,249
Goldman Sachs Capital II 4.000% (USD LIBOR + 0.768%) due 08/13/18 §	398,000	335,554
HSBC Bank USA NA
4.875% due 08/24/20	1,750,000	1,802,775
7.000% due 01/15/39	3,240,000	4,180,718
HSBC Holdings PLC (United Kingdom)
3.400% due 03/08/21	8,230,000	8,229,594
4.250% due 03/14/24	3,300,000	3,286,013
4.250% due 08/18/25	3,460,000	3,401,099
4.583% due 06/19/29	5,370,000	5,428,184
6.250% due 03/23/23	3,390,000	3,330,675
6.375% due 09/17/24	1,080,000	1,071,025
6.500% due 03/23/28	3,390,000	3,258,638
6.800% due 06/01/38	600,000	723,795
ING Bank NV (Netherlands)
2.500% due 10/01/19 ~	1,130,000	1,121,973
5.800% due 09/25/23 ~	5,370,000	5,694,666
International Lease Finance Corp
5.875% due 08/15/22	910,000	967,064
8.625% due 01/15/22	1,940,000	2,226,883
Intesa Sanpaolo SPA (Italy)
3.125% due 07/14/22 ~	2,100,000	1,939,523
3.375% due 01/12/23 ~	1,040,000	956,644
3.875% due 07/14/27 ~	3,590,000	3,102,214
3.875% due 01/12/28 ~	850,000	729,755
4.375% due 01/12/48 ~	660,000	515,242
5.017% due 06/26/24 ~	10,470,000	9,511,526
5.710% due 01/15/26 ~	350,000	320,407
JPMorgan Chase & Co
2.550% due 03/01/21	600,000	588,176
3.875% due 09/10/24	4,840,000	4,797,024
4.250% due 10/15/20	3,230,000	3,300,248
4.250% due 10/01/27	870,000	864,945
4.350% due 08/15/21	690,000	709,838
4.500% due 01/24/22	2,310,000	2,390,064
4.950% due 06/01/45	3,380,000	3,445,121
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	350,000	365,644
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	380,000	375,621
Lloyds Banking Group PLC (United Kingdom)
3.574% due 11/07/28	630,000	582,162
4.375% due 03/22/28	760,000	751,955
4.500% due 11/04/24	3,000,000	2,968,601

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
MetLife Inc 4.750% due 02/08/21	$1,828,000	$1,899,068
Mitsubishi UFJ Financial Group Inc (Japan) 2.998% due 02/22/22	1,590,000	1,561,385
Morgan Stanley
3.737% due 04/24/24	5,230,000	5,202,627
5.500% due 07/24/20	350,000	365,393
Navient Corp 8.000% due 03/25/20	3,380,000	3,574,350
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	7,870,000	8,097,321
Nuveen Finance LLC 2.950% due 11/01/19 ~	1,000,000	996,394
Quicken Loans Inc 5.750% due 05/01/25 ~	590,000	580,430
Reliance Standard Life Global Funding II 2.500% due 01/15/20 ~	640,000	633,409
Royal Bank of Canada (Canada)
2.150% due 10/26/20	1,670,000	1,632,065
3.200% due 04/30/21	1,740,000	1,739,819
Royal Bank of Scotland Group PLC (United Kingdom)
4.519% due 06/25/24	200,000	200,296
5.125% due 05/28/24	6,260,000	6,319,813
6.000% due 12/19/23	4,240,000	4,452,919
6.100% due 06/10/23	3,870,000	4,078,885
6.125% due 12/15/22	1,910,000	2,011,456
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	610,000	628,254
Santander UK PLC (United Kingdom) 2.375% due 03/16/20	990,000	975,196
Standard Chartered PLC (United Kingdom)
3.869% (USD LIBOR + 1.510%) due 01/30/27 § ~	3,900,000	3,422,250
3.950% due 01/11/23 ~	310,000	303,064
5.700% due 03/26/44 ~	3,150,000	3,296,968
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	2,320,000	2,225,653
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	1,830,000	1,833,286
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	132,000	174,988
The Goldman Sachs Group Inc
3.500% due 11/16/26	2,430,000	2,291,212
3.850% due 07/08/24	1,690,000	1,676,455
4.250% due 10/21/25	4,270,000	4,210,003
4.750% due 10/21/45	3,400,000	3,370,688
5.150% due 05/22/45	3,480,000	3,468,288
5.250% due 07/27/21	2,570,000	2,701,826
5.750% due 01/24/22	400,000	428,108
5.950% due 01/15/27	1,733,000	1,879,816
6.000% due 06/15/20	6,360,000	6,691,570
6.250% due 02/01/41	6,880,000	8,042,955
6.750% due 10/01/37	2,145,000	2,552,402
The Toronto-Dominion Bank (Canada) 3.250% due 06/11/21	2,100,000	2,100,088
UBS Group Funding Switzerland AG (Switzerland)
3.491% due 05/23/23 ~	5,620,000	5,495,978
4.125% due 09/24/25 ~	2,340,000	2,325,083
4.253% due 03/23/28 ~	4,190,000	4,166,085
US Bank NA 3.150% due 04/26/21	1,720,000	1,723,757
Visa Inc
3.150% due 12/14/25	3,940,000	3,814,649
4.300% due 12/14/45	2,520,000	2,628,963
Wachovia Capital Trust III 5.570% (USD LIBOR + 0.930%) due 08/13/18 §	6,220,000	6,165,575

	Principal Amount	Value
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	$4,730,000	$4,674,852
Wells Fargo & Co
3.000% due 10/23/26	3,850,000	3,557,405
3.450% due 02/13/23	2,330,000	2,285,142
4.300% due 07/22/27	8,710,000	8,596,315
4.400% due 06/14/46	1,650,000	1,512,692
4.600% due 04/01/21	6,240,000	6,441,518
4.650% due 11/04/44	1,600,000	1,526,425
4.750% due 12/07/46	2,550,000	2,471,290
4.900% due 11/17/45	3,920,000	3,890,811
5.375% due 11/02/43	2,030,000	2,122,688
5.606% due 01/15/44	1,567,000	1,688,161
Westpac Banking Corp (Australia)
2.300% due 05/26/20	340,000	334,580
2.600% due 11/23/20	1,960,000	1,929,770

		429,962,062

Industrial - 1.9%

ABB Finance USA Inc (Switzerland) 4.375% due 05/08/42	390,000	400,595
Air 2 US 8.027% due 10/01/20 ~	161,775	164,303
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,394,867
Caterpillar Financial Services Corp 1.931% due 10/01/21	2,315,000	2,223,991
DAE Funding LLC (United Arab Emirates)
4.500% due 08/01/22 ~	654,000	636,015
5.000% due 08/01/24 ~	620,000	597,060
Eaton Corp
2.750% due 11/02/22	3,849,000	3,739,612
4.150% due 11/02/42	1,040,000	1,005,883
General Electric Co
3.150% due 09/07/22	1,369,000	1,341,689
4.375% due 09/16/20	396,000	406,160
4.500% due 03/11/44	2,610,000	2,562,660
4.650% due 10/17/21	98,000	101,952
5.300% due 02/11/21	1,378,000	1,441,376
5.500% due 01/08/20	260,000	269,515
5.875% due 01/14/38	450,000	511,535
6.000% due 08/07/19	2,786,000	2,877,635
6.150% due 08/07/37	317,000	371,431
6.875% due 01/10/39	3,306,000	4,191,499
Harris Corp
4.854% due 04/27/35	530,000	542,057
5.054% due 04/27/45	1,470,000	1,524,568
Lockheed Martin Corp
3.100% due 01/15/23	300,000	296,330
3.550% due 01/15/26	3,240,000	3,192,808
4.500% due 05/15/36	580,000	603,398
Northrop Grumman Corp
2.930% due 01/15/25	1,460,000	1,387,850
3.250% due 01/15/28	5,430,000	5,119,115
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	550,000	546,568
5.500% due 02/15/24 ~	890,000	880,913
Raytheon Co 3.125% due 10/15/20	1,680,000	1,688,283
Reynolds Group Issuer Inc
5.125% due 07/15/23 ~	270,000	266,963
5.750% due 10/15/20	959,417	964,214
6.875% due 02/15/21	478,222	484,797
The Boeing Co 4.875% due 02/15/20	5,560,000	5,743,305
Union Pacific Corp
3.750% due 07/15/25	1,210,000	1,214,144
3.950% due 09/10/28	3,890,000	3,914,950
4.500% due 09/10/48	2,350,000	2,380,948
United Parcel Service Inc
2.500% due 04/01/23	910,000	879,440
3.050% due 11/15/27	640,000	609,645

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
United Technologies Corp
4.500% due 04/15/20	$2,630,000	$2,699,414
4.500% due 06/01/42	540,000	534,394
Waste Management Inc
3.500% due 05/15/24	1,750,000	1,734,981
7.375% due 05/15/29	1,910,000	2,385,289
WestRock RKT Co
3.500% due 03/01/20	990,000	992,334
4.000% due 03/01/23	1,150,000	1,164,840

		65,989,326

Technology - 1.4%

Apple Inc
2.000% due 11/13/20	2,040,000	2,004,635
2.450% due 08/04/26	4,090,000	3,756,679
Broadcom Corp
3.125% due 01/15/25	1,610,000	1,495,434
3.875% due 01/15/27	240,000	227,329
Dell International LLC
3.480% due 06/01/19 ~	5,890,000	5,906,185
4.420% due 06/15/21 ~	5,450,000	5,531,044
First Data Corp
5.000% due 01/15/24 ~	4,790,000	4,772,037
7.000% due 12/01/23 ~	270,000	281,902
Intel Corp
3.700% due 07/29/25	890,000	896,352
3.734% due 12/08/47 ~	729,000	687,995
Microsoft Corp
2.400% due 08/08/26	7,810,000	7,229,835
2.700% due 02/12/25	1,080,000	1,036,409
2.875% due 02/06/24	4,410,000	4,319,010
3.300% due 02/06/27	6,100,000	6,026,992
3.450% due 08/08/36	150,000	143,793
3.950% due 08/08/56	1,100,000	1,087,940
4.100% due 02/06/37	260,000	271,229
salesforce.com Inc
3.250% due 04/11/23	1,720,000	1,711,533
3.700% due 04/11/28	610,000	606,129

		47,992,462

Utilities - 1.2%

AES Corp
4.875% due 05/15/23	1,170,000	1,172,925
5.500% due 04/15/25	304,000	307,800
Berkshire Hathaway Energy Co 6.125% due 04/01/36	586,000	723,890
Duke Energy Corp
3.550% due 09/15/21	1,350,000	1,356,373
3.950% due 08/15/47	440,000	402,935
FirstEnergy Corp
3.900% due 07/15/27	3,750,000	3,643,377
4.250% due 03/15/23	4,980,000	5,063,415
4.850% due 07/15/47	900,000	923,064
7.375% due 11/15/31	12,550,000	16,295,205
Pacific Gas & Electric Co 6.050% due 03/01/34	5,602,000	6,065,011
PacifiCorp 5.650% due 07/15/18	1,860,000	1,861,953
Virginia Electric & Power Co 6.350% due 11/30/37	2,130,000	2,680,566

		40,496,514

Total Corporate Bonds & Notes (Cost $1,182,813,941)		1,175,721,127

SENIOR LOAN NOTES - 5.0%

Communications - 1.2%

Ancestry.com Operations Inc 5.350% (USD LIBOR + 3.250%) due 10/19/23 §	1,619,293	1,618,618
CBS Radio Inc Term B 4.838% (USD LIBOR + 2.750%) due 11/17/24 §	1,970,100	1,960,659

	Principal Amount	Value
CenturyLink Inc Term B 4.844% (USD LIBOR + 2.750%) due 01/31/25 §	$1,036,970	$1,017,341
Charter Communications Operating LLC Term B 4.100% (USD LIBOR + 2.000%) due 04/30/25 §	4,185,524	4,186,474
CSC Holdings LLC 4.323% (USD LIBOR + 2.250%) due 07/17/25 §	813,738	808,847
Level 3 Financing Inc Term B 4.334% (USD LIBOR + 2.250%) due 02/22/24 §	4,130,000	4,125,482
Numericable Group SA Term B12 (France) 5.348% (USD LIBOR + 3.000%) due 01/31/26 §	3,262,960	3,216,055
Sinclair Television Group Inc Term B1 due 12/12/24 µ	3,660,000	3,659,067
Sprint Communications Inc Term B 4.625% (USD LIBOR + 2.500%) due 02/02/24 §	4,043,813	4,027,387
Unitymedia Finance LLC Term B
4.323% (USD LIBOR + 2.250%) due 09/30/25 §	1,377,000	1,370,401
Term D
4.323% (USD LIBOR + 2.250%) due 01/15/26 §	2,750,000	2,739,687
Univision Communications Inc Term C5 4.844% (USD LIBOR + 2.750%) due 03/15/24 §	4,956,306	4,798,765
UPC Financing Partnership Term AR 4.573% (USD LIBOR + 2.500%) due 01/15/26 §	1,849,500	1,831,699
Virgin Media Bristol LLC Term K 4.573% (USD LIBOR + 2.500%) due 01/15/26 §	2,191,848	2,178,833
Ziggo Secured Finance Partnership Term E 4.573% (USD LIBOR + 2.500%) due 04/15/25 §	2,496,000	2,473,381

		40,012,696

Consumer, Cyclical - 1.4%

Academy Ltd Term B 5.988% (USD LIBOR + 4.000%) due 07/01/22 §	2,736,128	2,288,087
American Axle & Manufacturing Inc Term B 4.350% (USD LIBOR + 2.250%) due 04/06/24 §	2,296,957	2,291,789
American Builders & Contractors Supply Co Inc Term B 4.094% (USD LIBOR + 2.000%) due 10/31/23 §	3,549,728	3,527,137
Aramark Services Inc Term B3 4.084% (USD LIBOR + 1.750%) due 03/11/25 §	3,062,325	3,064,239
Aristocrat Technologies Inc 4.105% (USD LIBOR + 1.750%) due 10/19/24 §	2,302,343	2,291,260
Beacon Roofing Supply Inc Term B 4.285% (USD LIBOR + 2.250%) due 01/02/25 §	2,180,894	2,173,056
Boyd Gaming Corp Term B3 4.488% (USD LIBOR + 2.500%) due 09/15/23 §	1,969,500	1,977,764
Caesars Resort Collection LLC Term B 4.844% (USD LIBOR + 2.750%) due 12/22/24 §	3,369,686	3,367,880
CityCenter Holdings LLC Term B 4.344% (USD LIBOR + 2.250%) due 04/18/24 §	400,168	398,709

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
CWGS Group LLC 4.775% (USD LIBOR + 2.750%) due 11/08/23 §	$1,477,500	$1,465,265
Four Seasons Hotels Ltd (Canada) 4.094% (USD LIBOR + 2.000%) due 11/30/23 §	1,979,899	1,977,425
Golden Nugget Inc Term B 4.823% (USD LIBOR + 2.750%) due 10/04/23 §	3,735,965	3,743,844
Hilton Worldwide Finance LLC Term B2 3.841% (USD LIBOR + 1.750%) due 10/25/23 §	3,148,411	3,150,215
Michaels Stores Inc Term B 4.584% (USD LIBOR + 2.500%) due 01/28/23 §	2,249,053	2,234,434
New Red Finance Term B3 (Canada) 4.344% (USD LIBOR + 2.250%) due 02/16/24 §	3,426,167	3,411,692
Party City Holdings Inc Term B 4.992% (USD LIBOR + 2.750%) due 08/19/22 §	2,597,891	2,600,123
PetSmart Inc Term B2 5.010% (USD LIBOR + 3.000%) due 03/11/22 §	4,574,310	3,800,108
Scientific Games International Inc Term B5 4.906% (USD LIBOR + 2.750%) due 08/14/24 §	3,691,740	3,682,049
Station Casinos LLC Term B 4.600% (USD LIBOR + 2.500%) due 06/08/23 §	1,698,962	1,698,967

		49,144,043

Consumer, Non-Cyclical - 1.2%

Albertsons LLC
Term B4 4.844% (USD LIBOR + 2.750%) due 08/25/21 §	1,425,600	1,412,792
Term B6
5.319% (USD LIBOR + 3.000%) due 06/22/23 §	2,691,488	2,667,658
Brickman Group Ltd LLC 5.465% (USD LIBOR + 3.000%) due 12/18/20 §	1,073,358	1,075,818
Catalent Pharma Solutions Inc Term B 4.344% (USD LIBOR + 2.250%) due 05/20/24 §	2,834,582	2,835,245
Change Healthcare Holdings LLC Term B 4.844% (USD LIBOR + 2.750%) due 03/01/24 §	4,118,904	4,110,407
Global Medical Response Inc Term B1 5.280% (USD LIBOR + 3.250%) due 04/28/22 §	2,222,799	2,161,672
HCA Inc Term B10 4.094% (USD LIBOR + 2.000%) due 03/13/25 §	1,781,281	1,788,851
Jaguar Holding Co II 4.594% (USD LIBOR + 2.500%) due 08/18/22 §	3,438,387	3,421,911
MPH Acquisition Holdings LLC Term B 5.084% (USD LIBOR + 2.750%) due 06/07/23 §	4,112,099	4,096,358
Parexel International Corp Term B 4.844% (USD LIBOR + 2.750%) due 09/27/24 §	763,687	760,505
Post Holdings Inc Series A 4.100% (USD LIBOR + 2.000%) due 05/24/24 §	3,453,591	3,446,214
Prime Security Services Borrower LLC 4.844% (USD LIBOR + 2.750%) due 05/02/22 §	3,745,917	3,733,919

	Principal Amount	Value
ServiceMaster Co Term B 4.594% (USD LIBOR + 2.500%) due 11/08/23 §	$992,443	$994,428
Trans Union LLC Term B3 4.094% (USD LIBOR + 2.000%) due 04/10/23 §	3,701,269	3,695,717
Valeant Pharmaceuticals International Inc Term B (Canada) 4.983% (USD LIBOR + 3.000%) due 06/01/25 §	3,762,139	3,754,633

		39,956,128

Financial - 0.2%

Lions Gate Capital Holdings LLC Term B 4.341% (USD LIBOR + 2.250%) due 03/24/25 §	597,061	595,568
MGM Growth Properties Operating Partnership LP Term B 4.094% (USD LIBOR + 2.000%) due 04/25/23 § µ	3,710,890	3,711,662
RPI Finance Trust Term B6 4.334% (USD LIBOR + 2.000%) due 03/27/23 §	1,658,714	1,659,898
VICI Properties 1 LLC Term B 4.084% (USD LIBOR + 2.000%) due 12/20/24 §	2,291,364	2,280,383

		8,247,511

Industrial - 0.6%

Avolon SARL Term B3 4.088% (USD LIBOR + 2.000%) due 01/15/25 §	4,199,696	4,155,810
Berry Global Inc Term Q 4.075% (USD LIBOR + 2.000%) due 10/01/22 §	4,197,759	4,197,759
Quikrete Holdings Inc 4.844% (USD LIBOR + 2.750%) due 11/15/23 §	2,557,499	2,550,394
Reynolds Group Holdings Inc 4.844% (USD LIBOR + 2.750%) due 02/05/23 §	3,792,946	3,792,419
Wrangler Buyer Corp Term B 4.844% (USD LIBOR + 2.750%) due 09/27/24 §	1,416,008	1,415,123
XPO Logistics Inc Term B 4.091% (USD LIBOR + 2.000%) due 02/24/25 §	3,188,916	3,170,774

		19,282,279

Technology - 0.4%

Dell International LLC Term B 4.100% (USD LIBOR + 2.000%) due 09/07/23 §	3,890,450	3,877,771
First Data Corp
4.091% (USD LIBOR + 2.000%) due 07/08/22 §	2,799,792	2,786,493
4.091% (USD LIBOR + 2.000%) due 04/26/24 §	1,213,364	1,207,601
MA FinanceCo LLC Term B3 4.844% (USD LIBOR + 2.750%) due 06/21/24 §	72,176	71,747
ON Semiconductor Corp Term B 3.844% (USD LIBOR + 1.750%) due 03/31/23 §	2,588,447	2,590,243
Seattle Spinco Inc Term B3 4.844% (USD LIBOR + 2.750%) due 06/21/24 §	487,422	487,016
Western Digital Corp Term B4 3.844% (USD LIBOR + 1.750%) due 04/29/23 §	3,523,341	3,527,379

		14,548,250

Total Senior Loan Notes (Cost $173,701,494)		171,190,907

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 41.6%

Collateralized Mortgage Obligations - Commercial - 6.1%

Banc of America Commercial Mortgage Trust 5.734% due 04/10/49 §	$1,181,609	$726,279
BBCCRE Trust 4.715% due 08/10/33 § ~	9,930,000	8,576,610
BENCHMARK Mortgage Trust 3.666% due 01/15/51	9,290,000	9,285,984
CD Commercial Mortgage Trust 5.398% due 12/11/49 §	146,316	87,424
CD Mortgage Trust
3.431% due 08/15/50	3,890,000	3,808,468
5.688% due 10/15/48	516,001	260,580
CD Mortgage Trust (IO) 1.478% due 05/10/50 §	32,183,104	2,700,111
CGRBS Commercial Mortgage Trust 3.369% due 03/13/35 ~	160,000	159,843
Citigroup Commercial Mortgage Trust
4.017% due 10/10/47	2,610,000	2,621,572
5.482% due 10/15/49	708,271	676,761
6.337% due 12/10/49 §	680,000	320,839
Cold Storage Trust 3.323% (USD LIBOR + 1.250%) due 04/15/36 § ~	7,270,000	7,301,837
Commercial Mortgage Trust
3.086% due 04/12/35 § ~	880,000	859,741
4.300% due 10/10/46	510,000	523,578
4.762% due 10/10/46 §	450,000	464,747
4.993% due 08/15/45 § ~	2,390,000	2,276,084
5.247% due 10/10/46 §	220,000	218,268
5.247% due 10/10/46 § ~	510,000	371,044
Commercial Mortgage Trust (IO) 2.038% due 10/15/45 §	26,422,349	1,728,532
Credit Suisse Commercial Mortgage Trust
5.373% due 12/15/39	4,753,245	3,885,711
5.869% due 09/15/40 §	675,480	656,209
6.600% due 06/15/38 §	581,678	364,109
Credit Suisse Mortgage Trust
3.881% due 11/15/37 ~	780,000	792,605
3.953% due 09/15/37 ~	1,800,000	1,819,700
4.373% due 09/15/37 ~	3,800,000	3,442,435
7.693% (USD LIBOR + 5.620%) due 07/15/32 § ~	7,500,000	7,481,347
CSAIL Commercial Mortgage Trust 3.500% due 11/15/48 § ~	3,400,000	2,062,144
Fannie Mae - Aces 3.196% due 11/25/27 §	630,000	614,487
Fannie Mae - Aces (IO) 0.468% due 10/25/24 §	110,105,975	2,125,629
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
0.844% due 01/25/24 §	91,649,935	3,159,155
1.205% due 04/25/20 §	14,431,910	215,600
1.672% due 10/25/21 §	1,333,910	54,275
1.752% due 07/25/21 §	6,147,525	249,377
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	500,000	483,240
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 ~	57,690,824	356,725
GE Commercial Mortgage Corp Trust 5.677% due 12/10/49 §	6,530,000	2,182,391
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 §	266,371	247,065
Government National Mortgage Association 3.365% due 03/16/57 §	3,782,192	3,615,868

	Principal Amount	Value
Government National Mortgage Association (IO)
0.467% due 01/16/53 §	$78,851,285	$2,358,954
0.772% due 11/16/55 §	32,702,934	1,469,186
GS Mortgage Securities Corp II
3.281% (USD LIBOR + 1.300%) due 09/15/31 § ~	8,570,000	8,581,408
3.777% due 05/10/50 §	3,880,000	3,881,784
4.148% due 05/10/50 §	550,000	549,225
GS Mortgage Securities Corp Trust 3.721% due 02/10/37 ~	2,940,000	2,930,162
GS Mortgage Securities Trust
3.469% due 11/10/50	3,710,000	3,625,310
4.470% due 02/10/48 §	2,680,000	2,591,030
4.569% due 11/10/48 § ~	3,400,000	2,180,864
4.809% due 10/10/48 §	3,970,000	4,000,328
4.923% due 08/10/46 § ~	730,000	557,040
5.161% due 11/10/46 §	1,070,000	1,138,104
5.622% due 11/10/39	1,591,018	1,373,669
5.979% due 08/10/45 §	1,550,690	1,583,875
JP Morgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/47	6,200,000	4,464,103
5.438% due 01/15/49 ~	10,060,000	1,717,521
5.502% due 06/12/47 §	6,325,000	5,279,193
5.503% due 01/15/49 §	6,140,000	1,048,204
6.011% due 02/12/49 §	1,416,549	1,069,386
6.168% due 02/15/51 §	84,304	82,788
8.298% (USD LIBOR + 6.225%) due 10/15/19 § ~	1,900,000	1,910,404
JPMBB Commercial Mortgage Securities Trust
3.914% due 11/15/47 §	2,960,000	2,980,846
4.564% due 11/15/47 §	4,295,000	4,239,568
4.771% due 08/15/48 §	3,100,000	3,168,722
5.044% due 01/15/47 §	510,000	532,917
5.253% due 11/15/45 §	950,000	986,223
LSTAR Commercial Mortgage Trust 2.729% due 04/20/48 § ~	7,967,420	7,883,330
Magnolia Finance X Ltd (Ireland)
3.238% (GBP LIBOR + 2.483%) due 03/12/20 § ~ ±	GBP 6,428,461	8,271,865
4.504% (GBP LIBOR + 3.750%) due 03/12/20 § ~ ±	2,116,925	2,723,968
ML-CFC Commercial Mortgage Trust
5.450% due 08/12/48 §	$1,436,293	1,098,821
5.450% due 08/12/48 § ~	181,350	138,740
6.193% due 09/12/49 §	1,787,380	1,415,690
Morgan Stanley Bank of America Merrill Lynch Trust
3.536% due 11/15/52	8,090,000	7,956,861
3.720% due 12/15/49	3,710,000	3,712,002
Morgan Stanley Capital I Trust 5.438% due 03/15/44	192,605	192,553
One Market Plaza Trust 3.614% due 02/10/32 ~	9,330,000	9,322,244
Rosslyn Portfolio Trust 3.023% (USD LIBOR + 0.950%) due 06/15/33 § ~	3,890,000	3,896,019
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	3,906,827	3,812,847
Wells Fargo Commercial Mortgage Trust
3.250% due 02/15/48 ~	5,670,000	3,506,844
3.500% due 07/15/46 ~	620,000	417,928
3.848% due 05/15/48 §	3,700,000	3,528,932
4.238% due 05/15/48 §	4,325,000	3,777,050
WFRBS Commercial Mortgage Trust
4.114% due 06/15/46 § ~	1,750,000	1,590,622
4.204% due 11/15/47 §	3,830,000	3,711,594
4.723% due 03/15/47 §	340,000	351,283

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
WFRBS Commercial Mortgage Trust (IO)
1.275% due 03/15/47 §	$10,312,691	$451,200
1.580% due 06/15/45 § ~	2,783,357	118,385

		208,955,966

Collateralized Mortgage Obligations - Residential - 11.8%

Adjustable Rate Mortgage Trust
2.591% (USD LIBOR + 0.500%) due 03/25/36 §	501,637	262,250
3.809% due 10/25/35 §	4,565,995	4,216,852
Alternative Loan Trust
6.000% due 03/25/27	85,698	88,091
6.000% due 05/25/36	3,830,927	3,057,257
6.500% due 09/25/34	82,135	82,858
6.500% due 09/25/36	1,886,607	1,541,687
12.340% (16.940% - USD LIBOR) due 06/25/35 §	4,652,168	5,225,480
20.236% (28.600% - USD LIBOR) due 07/25/36 §	1,329,586	1,884,545
BCAP LLC Trust 2.360% due 03/28/37 § ~	6,317,007	6,165,221
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.271% (USD LIBOR + 0.180%) due 08/25/47 § ~	473,194	394,624
Citigroup Mortgage Loan Trust
3.744% due 04/25/37 §	969,260	909,846
6.500% due 10/25/36 ~	2,048,913	1,546,413
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35	1,347,460	1,301,348
5.750% due 02/25/37	5,840,346	4,906,771
Credit Suisse Mortgage Trust
2.160% (USD LIBOR + 0.200%) due 06/27/46 § ~	20,506,355	17,658,329
3.500% due 02/25/48 § ~	34,600,000	33,841,914
3.632% due 01/27/36 § ~	12,554,547	11,263,422
Fannie Mae
2.441% (USD LIBOR + 0.350%) due 05/25/34 §	509,482	510,077
4.000% due 04/25/40 - 07/25/40	30,373,685	31,022,517
5.500% due 04/25/42	3,739,855	4,063,092
6.000% due 05/25/42	1,307,155	1,431,067
6.500% due 06/25/39 - 07/25/42	2,870,679	3,216,586
7.000% due 05/25/42	530,046	610,643
Fannie Mae (IO)
1.103% due 10/25/35	494,843	35,121
1.238% due 08/25/55 §	1,635,917	80,979
1.275% due 04/25/36	342,340	29,906
1.444% due 08/25/44 §	4,653,544	255,949
3.000% due 11/25/26 - 09/25/32	10,360,852	918,422
3.500% due 07/25/28 - 11/25/41	4,106,539	642,416
4.000% due 11/25/41	3,570,773	756,852
4.059% (6.150% - USD LIBOR) due 09/25/41 - 08/25/45 §	12,963,041	1,914,599
4.389% (6.480% - USD LIBOR) due 04/25/40 §	726,903	120,903
4.500% due 11/25/39	452,054	100,462
4.509% (6.600% - USD LIBOR) due 07/25/42 §	611,925	103,868
4.559% (6.650% - USD LIBOR) due 02/25/41 - 03/25/42 §	2,324,750	281,135
5.000% due 01/25/38 - 01/25/39	1,032,017	212,167
5.000% due 01/25/39 §	273,346	63,529
5.500% due 01/25/39 §	256,548	49,001
6.000% due 01/25/38 - 07/25/38	1,124,764	243,959
13.300% due 12/25/36	1,403,928	139,332
13.988% due 07/25/36	411,868	38,604
15.277% due 12/25/36	926,466	66,757

	Principal Amount	Value
Fannie Mae (PO)
0.444% due 03/25/42	$151,930	$136,748
0.561% due 03/25/42	91,158	79,822
Fannie Mae Connecticut Avenue Securities
7.091% (USD LIBOR + 5.000%) due 11/25/24 §	5,146,046	5,802,390
7.341% (USD LIBOR + 5.250%) due 10/25/23 §	2,610,000	3,014,960
Flagstar Mortgage Trust 3.500% due 04/25/48 § ~	13,816,187	13,599,314
Freddie Mac
3.073% (USD LIBOR + 1.000%) due 02/15/32 §	75,549	77,370
3.500% due 10/15/37	2,700,000	2,654,465
4.000% due 12/15/39	7,486,647	7,675,013
5.000% due 02/15/30 - 03/15/35	12,265,172	12,948,325
6.000% due 05/15/36	2,339,671	2,578,596
Freddie Mac (IO)
0.250% due 01/15/38 §	144,302	1,128
1.404% due 04/15/41 §	2,437,789	115,202
3.000% due 12/15/31	1,074,061	103,569
3.500% due 06/15/27 - 04/15/43	6,374,835	744,134
3.877% (5.950% - USD LIBOR) due 10/15/41 §	1,974,569	288,258
3.927% (6.000% - USD LIBOR) due 05/15/44 §	7,833,107	1,208,019
3.957% (6.030% - USD LIBOR) due 09/15/37 §	1,490,789	189,852
3.977% (6.050% - USD LIBOR) due 08/15/39 §	1,417,432	164,579
4.000% due 04/15/43	896,079	124,546
4.127% (6.200% - USD LIBOR) due 05/15/39 §	1,151,379	119,833
4.157% (6.230% - USD LIBOR) due 01/15/40 §	301,353	39,752
4.177% (6.250% - USD LIBOR) due 09/15/42 §	1,280,150	161,918
4.217% (6.290% - USD LIBOR) due 11/15/36 §	533,453	70,780
Freddie Mac Structured Agency Credit Risk Debt Notes
5.341% (USD LIBOR + 3.250%) due 07/25/29 §	17,670,000	19,061,283
6.591% (USD LIBOR + 4.500%) due 02/25/24 §	3,590,000	4,143,057
7.041% (USD LIBOR + 4.950%) due 07/25/29 §	4,410,000	5,022,224
11.441% (USD LIBOR + 9.350%) due 04/25/28 §	2,872,179	3,753,193
Government National Mortgage Association
2.217% (USD LIBOR + 0.300%) due 02/20/68 - 05/20/68 §	4,852,890	4,843,297
2.267% (USD LIBOR + 0.350%) due 08/20/58 §	15,410,126	15,402,409
2.350% (USD LIBOR + 0.300%) due 05/20/68 § ±	1,142,000	1,141,292
2.417% (USD LIBOR + 0.500%) due 03/20/61 §	2,294,538	2,301,901
2.750% due 03/20/48	2,069,465	2,002,077
2.976% (USD LIBOR + 1.000%) due 05/20/60 §	519,169	526,762
4.500% due 10/20/39	7,615,847	7,836,673
5.000% due 07/20/39	3,000,000	3,160,490
Government National Mortgage Association (IO)
0.698% due 11/20/42 §	378,060	12,267
3.500% due 04/20/27 - 05/20/43	4,904,153	488,479
3.516% (5.600% - USD LIBOR) due 08/20/44 §	2,183,592	288,532

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
4.000% due 04/16/45	$1,797,770	$351,702
4.015% (6.100% - USD LIBOR) due 08/16/42 §	1,179,907	181,731
4.065% (6.150% - USD LIBOR) due 06/16/43 §	2,224,211	238,324
4.115% (6.200% - USD LIBOR) due 10/16/42 §	1,617,921	261,706
4.396% (6.480% - USD LIBOR) due 04/20/40 §	194,378	26,720
4.416% (6.500% - USD LIBOR) due 03/20/39 §	210,222	8,908
4.466% (6.550% - USD LIBOR) due 06/20/40 §	3,001,047	491,344
4.515% (6.600% - USD LIBOR) due 04/16/42 §	3,096,731	623,007
4.566% (6.650% - USD LIBOR) due 01/20/40 §	250,004	23,724
5.000% due 10/20/44	9,366,032	2,132,955
GSMPS Mortgage Loan Trust 2.441% (USD LIBOR + 0.350%) due 03/25/35 § ~	1,000,004	942,442
GSMSC Resecuritization Trust 2.570% (USD LIBOR + 0.610%) due 11/26/37 § ~	13,880,000	12,030,240
GSR Mortgage Loan Trust 4.070% due 07/25/35 §	338,771	327,451
Impac CMB Trust 2.611% (USD LIBOR + 0.520%) due 11/25/35 §	2,903,311	2,416,899
IndyMac INDX Mortgage Loan Trust 2.351% (USD LIBOR + 0.260%) due 06/25/35 §	1,847,044	1,758,282
JP Morgan Mortgage Trust
3.500% due 09/25/48 § ~	17,648,708	17,372,615
3.500% due 10/25/48 § ~	29,089,601	28,660,846
3.786% due 08/25/35 §	1,080,295	1,091,016
Lehman Mortgage Trust
2.841% (USD LIBOR + 0.750%) due 12/25/35 §	5,233,340	4,176,203
6.000% due 05/25/37	1,179,375	1,186,191
MASTR Adjustable Rate Mortgages Trust 3.809% due 04/21/34 §	1,109,108	1,143,001
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	1,476,364	1,453,150
Merrill Lynch Mortgage Investors Trust 3.989% due 06/25/35 §	1,934,423	1,937,212
Morgan Stanley Mortgage Loan Trust
3.747% due 07/25/35 §	1,315,823	1,231,513
4.231% due 07/25/34 §	442,391	438,184
Morgan Stanley Resecuritization Trust
2.174% (US FED + 0.710%) due 12/27/46 § ~	26,397,068	20,706,557
2.234% (US FED + 0.770%) due 04/26/47 § ~	4,379,000	4,021,079
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	1,984,094	2,010,818
New Residential Mortgage Loan Trust 4.000% due 05/25/57 § ~	6,981,138	7,082,216
Nomura Resecuritization Trust 2.464% (US FED + 1.000%) due 08/26/46 § ~	5,855,041	5,082,132
RAAC Trust 6.000% due 09/25/34	23,198	23,263
RBSSP Resecuritization Trust 4.394% due 12/26/35 § ~	6,094	6,099
Residential Asset Securitization Trust
2.591% (USD LIBOR + 0.500%) due 07/25/36 §	544,173	451,419
6.000% due 08/25/36	1,274,729	1,134,822

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust
3.700% due 05/25/36 §	$2,435,293	$2,233,802
3.841% due 08/25/36 §	6,826,759	6,235,391
WaMu Mortgage Pass-Through Certificates Trust
2.814% due 10/25/36 §	1,265,831	1,174,643
3.368% due 09/25/33 §	179,559	185,226
3.565% due 07/25/37 §	3,332,124	3,108,436
Washington Mutual Mortgage Pass-Through Certificates Trust
2.258% (US FED + 0.700%) due 01/25/47 §	6,723,778	5,458,852
6.000% due 07/25/36	677,688	560,814
Wells Fargo Mortgage Loan Trust 3.148% due 08/27/35 § ~	526,880	530,747
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 08/25/37	783,812	780,772

		404,429,814

Fannie Mae - 9.6%

2.500% due 01/01/28 - 02/01/28	2,173,301	2,130,243
2.810% due 04/01/25	120,000	116,757
3.000% due 07/01/33 - 07/01/48	68,018,481	66,188,009
3.500% due 07/01/33 - 03/01/57	76,799,492	76,857,871
4.000% due 10/01/42 - 06/01/57	47,802,021	49,103,467
4.500% due 04/01/23 - 09/01/57	86,335,253	90,268,591
5.000% due 07/01/33 - 07/01/48	33,340,156	35,479,849
5.500% due 04/01/37 - 11/01/38	1,807,397	1,958,512
6.000% due 04/01/33 - 08/01/37	529,089	583,401
6.500% due 05/01/40	2,346,339	2,588,241
7.000% due 02/01/39	1,140,603	1,268,909

		326,543,850

Freddie Mac - 5.5%

3.000% due 01/01/47 - 07/01/48	23,049,941	22,367,322
3.500% due 10/01/42 - 03/01/45	15,184,830	15,188,358
4.000% due 10/01/25 - 07/01/48	112,359,215	114,682,146
4.500% due 07/01/23 - 05/01/47	20,330,338	21,390,424
5.000% due 12/01/35 - 11/01/41	6,127,441	6,547,807
5.500% due 08/01/37 - 12/01/38	1,629,317	1,765,910
6.000% due 10/01/36 - 11/01/39	4,157,777	4,586,042
6.500% due 09/01/39	723,618	806,481
7.000% due 03/01/39	346,434	381,736

		187,716,226

Government National Mortgage Association - 8.6%

2.502% (USD LIBOR + 0.627%) due 08/20/60 §	738,260	748,357
3.000% due 09/20/47 - 07/01/48	57,830,284	56,591,481
3.500% due 10/20/47 - 07/01/48	13,529,575	13,592,580
4.000% due 08/20/47 - 07/01/48	62,780,051	64,356,040
4.500% due 01/20/40 - 07/01/48	118,359,551	123,192,099
5.000% due 01/15/40 - 07/01/48	27,529,990	29,055,195
5.500% due 06/15/36	432,309	472,176
6.000% due 06/20/35 - 03/20/42	5,714,662	6,282,531
6.500% due 10/20/37	657,119	750,771

		295,041,230

Total Mortgage-Backed Securities (Cost $1,427,423,326)		1,422,687,086

ASSET-BACKED SECURITIES - 4.9%

Asset-Backed Pass-Through Certificates 2.781% (USD LIBOR + 0.690%) due 04/25/34 §	569,437	572,486
Bayview Opportunity Master Fund IVa Trust 3.000% due 03/28/57 § ~	7,327,430	7,228,115

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Bear Stearns Asset-Backed Securities Trust 3.231% (USD LIBOR + 1.140%) due 09/25/34 §	$94,203	$94,562
CIT Mortgage Loan Trust 3.591% (USD LIBOR + 1.500%) due 10/25/37 § ~	17,500,000	18,050,939
Citigroup Mortgage Loan Trust 2.161% (USD LIBOR + 0.070%) due 05/25/37 §	235,831	170,380
Citigroup Mortgage Loan Trust Inc 2.241% (USD LIBOR + 0.150%) due 08/25/36 §	47,448	47,532
Community Funding Ltd CLO (Cayman) 5.750% due 11/01/27 § ~	9,180,000	8,978,701
Credit Suisse Mortgage Trust 3.105% due 07/25/57 § ~	9,880,000	9,576,645
Credit-Based Asset Servicing & Securitization LLC 2.871% (USD LIBOR + 0.780%) due 07/25/33 §	876,163	834,789
Hertz Vehicle Financing II LP
3.290% due 02/25/24 ~	3,850,000	3,768,513
3.560% due 10/25/21 ~	9,620,000	9,547,118
5.330% due 09/25/21 ~	10,344,000	10,301,498
JGWPT XXXIII LLC 3.500% due 06/15/77 ~	6,313,565	6,142,041
Manufactured Housing Contract Trust Pass- Through Certificates
5.546% (Auction Rate + 0.000%) due 02/20/32 §	200,000	200,154
5.557% (Auction Rate + 0.000%) due 03/13/32 §	1,000,000	1,000,682
National Collegiate Student Loan Trust 2.941% (USD LIBOR + 0.850%) due 03/25/38 §	18,354,002	12,723,724
Navient Student Loan Trust 2.891% (USD LIBOR + 0.800%) due 07/26/66 § ~	5,826,765	5,889,468
Origen Manufactured Housing Contract Trust
4.020% due 10/15/37 §	8,412,692	8,246,122
4.580% due 04/15/37 §	5,070,657	4,800,192
RAMP Trust 2.361% (USD LIBOR + 0.270%) due 10/25/36 §	4,072,236	4,030,294
SBA Small Business Investment Cos
2.518% due 09/10/27	2,700,388	2,620,087
3.187% due 03/10/28	2,460,000	2,453,256
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 ~	2,022,017	1,990,398
SLM Student Loan Trust
2.510% (USD LIBOR + 0.150%) due 03/25/44 §	38,310,000	37,086,589
3.091% (USD LIBOR + 0.750%) due 03/15/33 § ~	3,509,258	3,514,126

	Shares

SoFi Professional Loan Program LLC 0.000% due 08/25/36 ~	13	3,529,743

	Principal Amount

Structured Asset Investment Loan Trust 3.091% (USD LIBOR + 1.000%) due 10/25/33 §	$1,637,985	1,629,289
United States Small Business Administration 2.840% due 04/01/37	1,267,122	1,215,585

Total Asset-Backed Securities (Cost $164,325,604)		166,243,028

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 1.8%

Fannie Mae
2.553% due 10/09/19	$22,680,000	$21,961,544
6.625% due 11/15/30	15,850,000	21,352,518
Financing Corp
2.241% due 11/02/18	12,210,000	12,117,671
2.294% due 12/06/18	5,350,000	5,297,410

Total U.S. Government Agency Issues (Cost $60,240,498)		60,729,143

U.S. TREASURY OBLIGATIONS - 5.1%

U.S. Treasury Bonds - 3.5%

3.000% due 05/15/47	1,250,000	1,252,588
3.125% due 05/15/48	40,190,000	41,275,601
3.750% due 11/15/43	69,100,000	78,471,687

		120,999,876

U.S. Treasury Inflation Protected Securities - 0.7%

0.750% due 02/15/42 ^	10,864,868	10,618,852
0.875% due 02/15/47 ^	1,421,759	1,423,274
2.125% due 02/15/40 ^	5,088,142	6,402,559
2.125% due 02/15/41 ^	2,962,805	3,755,079

		22,199,764

U.S. Treasury Notes - 0.9%

2.000% due 02/15/25	5,310,000	5,049,893
2.125% due 03/31/24	4,490,000	4,333,990
2.250% due 12/31/24	1,690,000	1,634,217
2.625% due 06/30/23 #	8,540,000	8,496,800
2.875% due 04/30/25	12,600,000	12,648,481
2.875% due 05/15/28	5,000	5,008

		32,168,389

Total U.S. Treasury Obligations (Cost $176,780,332)		175,368,029

FOREIGN GOVERNMENT BONDS & NOTES - 7.1%

Abu Dhabi Government (United Arab Emirates) 2.500% due 10/11/22 ~	4,960,000	4,758,500
Argentina POM Politica Monetaria (Argentina) 40.000% (ARS Reference + 0.000%) due 06/21/20 §	ARS 14,990,000	540,311
Argentine Bonos del Tesoro (Argentina)
18.200% due 10/03/21	142,410,000	4,310,511
21.200% due 09/19/18	2,323,000	77,736
Argentine Republic Government (Argentina)
4.625% due 01/11/23	$2,540,000	2,244,433
5.625% due 01/26/22	8,910,000	8,348,670
5.875% due 01/11/28	280,000	228,375
6.875% due 01/11/48	6,830,000	5,177,208
7.125% due 07/06/36	1,240,000	999,130
7.500% due 04/22/26	1,430,000	1,324,538
7.625% due 04/22/46	1,850,000	1,502,200
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/21	BRL 58,211,000	15,262,569
10.000% due 01/01/23	34,999,000	8,829,212
10.000% due 01/01/27	6,493,000	1,530,497
Brazilian Government (Brazil)
2.625% due 01/05/23	$660,000	601,590
5.000% due 01/27/45	3,450,000	2,739,335
5.625% due 01/07/41	4,690,000	4,084,990
5.625% due 02/21/47	7,120,000	6,062,680

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
China Government (China)
3.310% due 11/30/25 ~	CNY 77,500,000	$11,183,533
3.380% due 11/21/24 ~	17,000,000	2,485,711
3.390% due 05/21/25 ~	20,500,000	2,980,054
Colombia Government (Colombia) 5.625% due 02/26/44	$3,130,000	3,333,450
Ecuador Government (Ecuador) 7.875% due 01/23/28 ~	2,470,000	2,078,382
Egypt Government (Egypt) 5.577% due 02/21/23 ~	2,640,000	2,508,000
Indonesia Government (Indonesia)
3.500% due 01/11/28	530,000	490,768
3.750% due 04/25/22 ~	1,490,000	1,477,485
3.850% due 07/18/27 ~	1,190,000	1,130,963
4.350% due 01/11/48	1,460,000	1,310,731
4.750% due 07/18/47 ~	400,000	378,229
4.875% due 05/05/21 ~	6,730,000	6,933,569
5.125% due 01/15/45 ~	2,540,000	2,502,197
5.250% due 01/08/47 ~	2,930,000	2,939,350
5.375% due 10/17/23 ~	400,000	420,635
5.875% due 03/13/20 ~	260,000	271,058
5.875% due 01/15/24 ~	973,000	1,043,469
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 1,894,739,126	18,046,357
Kenya Government (Kenya)
6.875% due 06/24/24 ~	$1,760,000	1,742,261
7.250% due 02/28/28 ~	1,210,000	1,164,831
Kuwait Government (Kuwait) 3.500% due 03/20/27 ~	3,850,000	3,754,982
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 311,561,300	15,063,627
7.750% due 11/23/34	171,270,000	8,711,893
7.750% due 11/13/42	502,047,500	25,494,389
8.000% due 11/07/47	270,860,000	14,133,872
10.000% due 12/05/24	109,240,000	6,182,323
Mexico Government (Mexico) 4.600% due 02/10/48	$1,250,000	1,151,250
Nigeria Government (Nigeria)
6.500% due 11/28/27 ~	1,440,000	1,343,324
7.143% due 02/23/30 ~	1,540,000	1,457,551
Peruvian Government (Peru)
5.625% due 11/18/50	1,660,000	1,931,825
6.550% due 03/14/37	850,000	1,064,625
Provincia de Buenos Aires (Argentina)
6.500% due 02/15/23 ~	2,060,000	1,888,217
7.875% due 06/15/27 ~	1,770,000	1,557,600
Republic of Poland Government (Poland) 4.000% due 01/22/24	7,420,000	7,546,993
Russian Federal (Russia)
7.000% due 01/25/23	RUB 198,150,000	3,114,755
7.000% due 08/16/23	234,570,000	3,693,041
7.050% due 01/19/28	328,663,000	5,063,036
8.150% due 02/03/27	458,179,000	7,578,298

Total Foreign Government Bonds & Notes (Cost $281,350,886)		243,775,119

SHORT-TERM INVESTMENTS - 9.1%

Repurchase Agreements - 6.2%

Deutsche Bank AG 2.050% due 07/02/18 (Dated 06/29/18, repurchase price of $71,012,129; collateralized by U.S. Treasury Notes: 3.625% due 02/15/20 and value $72,718,934)	$71,000,000	71,000,000

	Principal Amount	Value
Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $23,391,214; collateralized by U.S. Treasury Notes: 2.625% due 11/15/20 and value $23,862,952)	$23,390,531	$23,390,531
The Goldman Sachs Group Inc 2.100% due 07/02/18 (Dated 06/29/18, repurchase price of $119,020,825; collateralized by Federal Home Loan Bank: 5.500% due 07/15/36 and value $72,718,934; and Freddie Mac: 1.500% – 3.750% due 03/27/19 – 01/17/20 and value $63,660,800)	119,000,000	119,000,000

		213,390,531

U.S. Government Agency Issues - 0.3%

Federal Home Loan Bank
1.928% due 08/27/18	4,430,000	4,416,838
1.946% due 08/17/18	4,370,000	4,359,333

		8,776,171

U.S. Treasury Bills - 2.6%

1.896% due 08/23/18	45,310,000	45,190,885
2.085% due 11/15/18	45,720,000	45,375,424

		90,566,309

Total Short-Term Investments (Cost $312,718,132)		312,733,011

TOTAL INVESTMENTS - 109.1% (Cost $3,784,263,296)		3,733,647,938

DERIVATIVES - 0.2%
(See Notes (b) through (f) in Notes to Schedule of Investments)		7,463,535

OTHER ASSETS & LIABILITIES, NET - (9.3%)		(319,758,464)

NET ASSETS - 100.0%		$3,421,353,009

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	41.6%
Corporate Bonds & Notes	34.4%
Short-Term Investments	9.1%
Foreign Government Bonds & Notes	7.1%
U.S. Treasury Obligations	5.1%
Senior Loan Notes	5.0%
Asset-Backed Securities	4.9%
Others (each less than 3.0%)	1.9%

	109.1%
Derivatives	0.2%
Other Assets & Liabilities, Net	(9.3%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(b)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CAD FX	09/18	1,173	$90,412,729	$89,335,680	($1,077,049)
CHF FX	09/18	51	6,527,136	6,473,813	(53,323)
Euro-Bobl	09/18	53	8,139,056	8,180,451	41,395
Euro-BTP	09/18	250	36,824,869	37,147,719	322,850
Euro-Bund	07/18	22	4,181,339	4,176,170	(5,169)
Euro-Bund	08/18	822	156,038,035	156,036,884	(1,151)
Eurodollar	12/19	6,006	1,458,891,511	1,456,980,525	(1,910,986)
Eurodollar	03/20	71	17,340,990	17,221,050	(119,940)
Eurodollar	06/20	1,634	397,376,379	396,326,700	(1,049,679)
Eurodollar	03/21	659	160,743,086	159,856,925	(886,161)
Euro FX	09/18	672	99,220,785	98,586,600	(634,185)
MXN FX	09/18	5,130	122,345,073	127,506,150	5,161,077
U.S. Treasury 2-Year Notes	09/18	921	194,624,549	195,093,704	469,155
U.S. Treasury 5-Year Notes	09/18	11,670	1,322,998,454	1,325,912,584	2,914,130
U.S. Treasury 10-Year Notes	09/18	2,233	267,805,858	268,378,688	572,830
U.S. Treasury Long Bonds	09/18	1,091	157,155,521	158,195,000	1,039,479
U.S. Treasury Ultra Long Bonds	09/18	576	89,514,098	91,908,000	2,393,902

					7,177,175

Short Futures Outstanding
AUD FX	09/18	149	11,220,412	11,023,020	197,392
Australia Treasury 10-Year Bonds	09/18	55	5,194,964	5,256,900	(61,936)
Euro-Bund	07/18	267	50,492,262	50,683,513	(191,251)
Euro-Bund	07/18	399	75,932,156	75,740,531	191,625
Euro-Bund	09/18	2,417	456,360,998	458,809,183	(2,448,185)
Euro-Buxl	09/18	67	13,688,438	13,903,710	(215,272)
Euro-OAT	09/18	18	3,219,460	3,248,493	(29,033)
Eurodollar	09/18	5,277	1,287,219,239	1,286,862,413	356,826
Eurodollar	12/18	1,001	245,160,598	243,643,400	1,517,198
GBP FX	09/18	165	13,861,766	13,649,625	212,141
Japan 10-Year Bonds	09/18	72	97,951,677	98,049,745	(98,068)
JPY FX	09/18	66	7,512,744	7,480,688	32,056
U.S. Treasury Ultra 10-Year Notes	09/18	681	85,822,364	87,327,609	(1,505,245)

					(2,041,752)

Total Futures Contracts					$5,135,423

(c)	Forward foreign currency contracts outstanding as of June 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
ARS	137,300,000	USD	6,205,992	10/18	CIT	$-	($1,875,445)
ARS	20,930,000	USD	946,416	10/18	JPM	-	(286,268)
BRL	31,160,000	USD	8,491,208	07/18	CIT	-	(466,743)
CAD	1,682,440	USD	1,338,584	07/18	BRC	-	(58,447)
CAD	17,490,000	USD	13,622,397	08/18	CIT	-	(308,447)
CNH	49,930,571	USD	7,832,836	07/18	JPM	-	(309,258)
CNY	15,174,768	USD	2,379,609	07/18	BRC	-	(91,064)
EUR	14,380,000	JPY	1,825,761,014	07/18	CIT	304,145	-
EUR	22,116,222	USD	26,244,283	07/18	CIT	-	(387,369)
EUR	4,000,000	USD	4,667,340	07/18	CIT	9,212	-
EUR	21,166,800	USD	25,071,478	08/18	CIT	-	(261,213)
GBP	985,250	USD	1,407,800	07/18	BRC	-	(106,583)
IDR	386,120,000,000	USD	27,810,413	07/18	BRC	-	(823,420)
INR	609,400,000	USD	9,283,973	07/18	JPM	-	(401,400)
JPY	3,738,146,601	EUR	28,760,000	07/18	CIT	174,947	-
MXN	42,572,300	USD	2,142,676	07/18	BRC	-	(1,144)
RUB	1,330,675,000	USD	21,256,527	07/18	BRC	-	(104,319)
RUB	714,601,815	USD	11,499,810	07/18	CIT	-	(140,608)
USD	17,403,615	AUD	23,141,094	07/18	CIT	277,499	-
USD	13,268,899	BRL	45,338,500	07/18	CIT	1,593,122	-
USD	26,826,922	CNH	169,776,861	07/18	CIT	1,244,811	-
USD	2,295,593	CNY	14,560,949	07/18	BRC	99,620	-
USD	44,132,437	EUR	35,518,635	07/18	BRC	2,606,254	-
USD	6,967,449	EUR	6,000,000	07/18	CIT	-	(47,379)
USD	80,906,007	EUR	67,063,999	07/18	CIT	2,498,941	-
USD	11,535,779	EUR	9,826,800	08/18	BRC	11,949	-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	23,810,137	JPY	2,542,529,795	07/18	CIT	$821,241	$-
USD	2,142,003	MXN	42,572,300	07/18	BOA	470	-
USD	9,739,917	MXN	177,891,798	07/18	BRC	805,264	-
USD	16,919,908	MXN	348,372,000	07/18	CIT	-	(577,150)
USD	27,428,422	MXN	507,344,387	07/18	CIT	1,946,942	-
USD	35,080,560	MXN	699,071,184	08/18	CIT	115,806	-
USD	37,406,248	PHP	1,957,843,000	07/18	JPM	757,105	-
USD	3,953,560	TWD	120,310,000	08/18	CIT	-	(3,355)
USD	1,054,447	TWD	32,040,000	08/18	CIT	673	-
USD	3,090,997	TWD	94,399,000	08/18	JPM	-	(13,576)
ZAR	107,540,000	USD	8,499,104	07/18	CIT	-	(675,321)

Total Forward Foreign Currency Contracts						$13,268,001	($6,938,509)

(d)	Purchased options outstanding as of June 30, 2018 were as follows:

Credit Default Swaptions – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CDX IG30 5Y	0.625%	08/15/18	BOA	$68,560,000	$68,560	$30,098

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - EUR versus USD	$1.21	07/24/18	CIT	$38,560,000	$319,315	$1,408,327
Call - EUR versus USD	1.17	08/15/18	CIT	45,360,000	362,653	546,951
Call - CAD versus USD	1.31	08/15/18	CIT	46,080,000	386,150	669,035

					1,068,118	2,624,313

Put - MXN versus USD	19.27	08/08/18	CIT	51,600,000	767,808	550,108
Put - MXN versus USD	19.36	08/16/18	CIT	50,900,000	765,282	654,778
Put - BRL versus USD	3.80	09/06/18	CIT	17,100,000	269,650	314,213

					1,802,740	1,519,099

Total Foreign Currency Options					$2,870,858	$4,143,412

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - EUR FX (07/18)	$1.18	07/06/18	CME	46	$6,756,250	$30,558	$23,000
Call - EUR FX (07/18)	1.19	07/06/18	CME	24	3,555,000	25,543	3,000
Call - EUR FX (07/18)	1.19	07/06/18	CME	49	7,288,750	60,338	3,062
Call - AUD FX (07/18)	74.00	07/06/18	CME	23	1,702,000	8,551	8,510
Call - CAD FX (07/18)	75.00	07/06/18	CME	28	2,100,000	16,110	33,600
Call - CAD FX (07/18)	76.00	07/06/18	CME	50	3,800,000	16,090	20,000
Call - CAD FX (07/18)	77.00	07/06/18	CME	25	1,925,000	16,545	1,250
Call - CAD FX (07/18)	77.50	07/06/18	CME	24	1,860,000	10,363	480
Call - U.S. Treasury 30-Year Bonds (07/18)	145.50	07/06/18	CME	23	3,346,500	10,823	6,468
Call - U.S. Treasury 10-Year Notes (08/18)	120.25	07/27/18	CME	9	1,082,250	3,673	3,797
Call - U.S. Treasury 30-Year Bonds (08/18)	144.00	07/27/18	CME	62	8,928,000	68,643	96,875
Call - U.S. Treasury 30-Year Bonds (08/18)	144.50	07/27/18	CME	115	16,617,500	119,723	145,547
Call - U.S. Treasury 30-Year Bonds (08/18)	145.50	07/27/18	CME	101	14,695,500	92,119	78,906
Call - EUR FX (08/18)	1.17	08/03/18	CME	58	8,482,500	66,630	89,900
Call - CAD FX (08/18)	76.00	08/03/18	CME	21	1,596,000	9,278	16,170

						554,987	530,565

Put - EUR FX (07/18)	1.18	07/06/18	CME	54	7,931,250	30,372	36,450
Put - U.S. Treasury 5-Year Notes (08/18)	110.25	07/27/18	CME	2,421	266,915,250	42,186	18,915
Put - U.S. Treasury 5-Year Notes (08/18)	110.50	07/27/18	CME	1,709	188,844,500	29,779	13,352
Put - U.S. Treasury 10-Year Notes (08/18)	119.50	07/27/18	CME	14	1,673,000	5,713	2,625
Put - U.S. Treasury 10-Year Notes (08/18)	119.75	07/27/18	CME	28	3,353,000	11,035	7,438
Put - U.S. Treasury 10-Year Notes (08/18)	120.00	07/27/18	CME	131	15,720,000	47,189	47,078
Put - U.S. Treasury 10-Year Notes (08/18)	120.25	07/27/18	CME	87	10,461,750	38,672	42,141
Put - U.S. Treasury 30-Year Bonds (08/18)	145.00	07/27/18	CME	43	6,235,000	36,359	43,000
Put - U.S. Treasury 5-Year Notes (09/18)	110.25	08/24/18	CME	2,308	254,457,000	76,279	36,063
Put - U.S. Treasury 10-Year Notes (09/18)	114.00	08/24/18	CME	3,000	342,000,000	99,150	46,875

						416,734	293,937

Total Options on Futures						$971,721	$824,502

Total Purchased Options						$3,911,139	$4,998,012

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(e)	Premiums received and value of written options outstanding as of June 30, 2018 were as follows:

Credit Default Swaptions – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG30 5Y	0.800%	08/15/18	BOA	$68,560,000	$68,560	($57,586)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - MXN versus USD	$21.70	07/05/18	BOA	$9,660,000	$188,515	($464)
Call - EUR versus USD	1.15	08/27/18	BRC	45,390,000	324,084	(250,417)

					512,599	(250,881)

Put - EUR versus USD	1.25	07/24/18	RBC	38,560,000	267,645	(501)
Put - BRL versus USD	3.69	09/06/18	RBC	34,200,000	254,260	(294,736)
Put - KRW versus USD	1,084.00	09/20/18	RBC	33,525,709	252,784	(202,864)

					774,689	(498,101)

Total Foreign Currency Options					$1,287,288	($748,982)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - EUR FX (07/18)	$1.17	07/06/18	CME	15	$2,184,375	$16,285	($19,500)
Call - U.S. Treasury 5-Year Notes (07/18)	113.50	07/06/18	CME	150	17,025,000	23,168	(30,469)
Call - U.S. Treasury 10-Year Notes (07/18)	120.00	07/06/18	CME	296	35,520,000	65,452	(97,125)
Call - U.S. Treasury 10-Year Notes (07/18)	120.50	07/06/18	CME	65	7,832,500	13,086	(6,094)
Call - U.S. Treasury 30-Year Bonds (07/18)	144.00	07/06/18	CME	29	4,176,000	18,073	(32,625)
Call - U.S. Treasury 5-Year Notes (07/18)	113.75	07/13/18	CME	76	8,645,000	15,004	(11,281)
Call - U.S. Treasury 5-Year Notes (08/18)	113.75	07/27/18	CME	60	6,825,000	12,314	(14,062)
Call - U.S. Treasury 5-Year Notes (08/18)	114.00	07/27/18	CME	30	3,420,000	5,571	(4,453)
Call - U.S. Treasury 5-Year Notes (08/18)	114.50	07/27/18	CME	301	34,464,500	74,708	(18,813)
Call - U.S. Treasury 10-Year Notes (08/18)	119.00	07/27/18	CME	87	10,353,000	44,703	(111,469)
Call - U.S. Treasury 10-Year Notes (08/18)	119.50	07/27/18	CME	260	31,070,000	71,282	(227,500)
Call - U.S. Treasury 10-Year Notes (08/18)	120.00	07/27/18	CME	288	34,560,000	115,622	(157,500)
Call - U.S. Treasury 10-Year Notes (08/18)	120.50	07/27/18	CME	405	48,802,500	163,802	(132,891)
Call - U.S. Treasury 10-Year Notes (08/18)	120.75	07/27/18	CME	29	3,501,750	7,651	(7,250)
Call - U.S. Treasury 10-Year Notes (08/18)	121.00	07/27/18	CME	29	3,509,000	6,745	(5,437)
Call - U.S. Treasury 30-Year Bonds (08/18)	143.00	07/27/18	CME	58	8,294,000	40,895	(134,125)
Call - U.S. Treasury 30-Year Bonds (08/18)	145.00	07/27/18	CME	130	18,850,000	79,657	(130,000)
Call - U.S. Treasury 30-Year Bonds (08/18)	146.00	07/27/18	CME	173	25,258,000	111,782	(102,719)
Call - EUR FX (08/18)	1.18	08/03/18	CME	24	3,525,000	29,057	(29,100)
Call - U.S. Treasury 5-Year Notes (09/18)	114.25	08/24/18	CME	300	34,275,000	55,710	(60,937)
Call - U.S. Treasury 10-Year Notes (09/18)	120.50	08/24/18	CME	577	69,528,500	274,024	(315,547)
Call - U.S. Treasury 10-Year Notes (09/18)	121.00	08/24/18	CME	58	7,018,000	18,021	(21,750)
Call - U.S. Treasury 30-Year Bonds (09/18)	146.00	08/24/18	CME	175	25,550,000	139,138	(183,203)
Call - U.S. Treasury 30-Year Bonds (09/18)	147.00	08/24/18	CME	58	8,526,000	41,458	(41,687)

						1,443,208	(1,895,537)

Put - U.S. Treasury 10-Year Notes (07/18)	120.00	07/06/18	CME	87	10,440,000	14,796	(12,234)
Put - U.S. Treasury 10-Year Notes (08/18)	119.00	07/27/18	CME	58	6,902,000	14,849	(5,437)

						29,645	(17,671)

Total Options on Futures						$1,472,853	($1,913,208)

Total Written Options						$2,828,701	($2,719,776)

(f)	Swap agreements outstanding as of June 30, 2018 were as follows:

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY29 5Y	S	5.000%	12/20/22	ICE	$23,900,000	($1,503,807)	($1,606,611)	$102,804
CDX HY30 5Y	Q	5.000%	06/20/23	ICE	49,200,000	(2,901,903)	(3,437,489)	535,586

						($4,405,710)	($5,044,100)	$638,390

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Credit Default Swaps on Credit Indices – Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG30 5Y	Q	1.000%	06/20/23	ICE	$504,940,000	$7,624,370	$9,054,675	($1,430,305)

Total Credit Default Swaps						$3,218,660	$4,010,575	($791,915)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.597%	3-Month USD-LIBOR	S/Q	CME	03/29/19	$63,130,000	($551,456)	$-	($551,456)
1.705%	3-Month USD-LIBOR	S/Q	CME	09/28/19	36,100,000	(485,076)	-	(485,076)
1.138%	3-Month USD-LIBOR	N/Q	CME	10/17/19	81,360,000	(1,808,664)	-	(1,808,664)
1.671%	3-Month USD-LIBOR	A/S	CME	06/14/20	99,520,000	(2,149,488)	(28,682)	(2,120,806)
7.351%	28-Day MXN TIIE	L/L	CME	04/05/21	MXN 2,643,000,000	(2,231,998)	(20,591)	(2,211,407)
7.330%	28-Day MXN TIIE	N/Q	CME	04/06/22	1,812,100,000	(1,794,986)	(43,807)	(1,751,179)
2.250%	3-Month USD-LIBOR	L/L	CME	05/31/22	$97,344,000	(2,314,196)	180,766	(2,494,962)
2.850%	3-Month USD-LIBOR	S/Q	CME	08/31/22	225,630,000	(321,139)	(64,342)	(256,797)
3-Month USD-LIBOR	1-Day U.S. Fed Funds + 0.364%	S/Q	CME	09/19/23	893,256,000	1,069,165	-	1,069,165

						($10,587,838)	$23,344	($10,611,182)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.950%	3-Month USD-LIBOR	Q/Q	CME	11/15/43	$36,979,000	$270,812	($240,181)	$510,993
0.641%	6-Month JPY-LIBOR	Q/Q	CME	05/09/46	JPY 2,649,800,000	1,073,068	-	1,073,068
1.498%	6-Month EUR-LIBOR	S/Q	CME	08/23/47	EUR 9,669,500	(254,318)	11,734	(266,052)

						$1,089,562	($228,447)	$1,318,009

Total Interest Rate Swaps						($9,498,276)	($205,103)	($9,293,173)

Total Swap Agreements						($6,279,616)	$3,805,472	($10,085,088)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$5,200,488	$5,200,488	$-	$-
	Corporate Bonds & Notes	1,175,721,127	-	1,175,721,127	-
	Senior Loan Notes	171,190,907	-	171,190,907	-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	208,955,966	-	197,960,133	10,995,833
	Collateralized Mortgage Obligations - Residential	404,429,814	-	403,288,522	1,141,292
	Fannie Mae	326,543,850	-	326,543,850	-
	Freddie Mac	187,716,226	-	187,716,226	-
	Government National Mortgage Association	295,041,230	-	295,041,230	-

	Total Mortgage-Backed Securities	1,422,687,086	-	1,410,549,961	12,137,125

	Asset-Backed Securities	166,243,028	-	166,243,028	-
	U.S. Government Agency Issues	60,729,143	-	60,729,143	-
	U.S. Treasury Obligations	175,368,029	-	175,368,029	-
	Foreign Government Bonds & Notes	243,775,119	-	243,775,119	-
	Short-Term Investments	312,733,011	-	312,733,011	-
	Derivatives:
	Credit Contracts
	Purchased Options	30,098	-	30,098	-
	Swaps	7,624,370	-	7,624,370	-

	Total Credit Contracts	7,654,468	-	7,654,468	-

	Foreign Currency Contracts
	Futures	5,602,666	5,602,666	-	-
	Forward Foreign Currency Contracts	13,268,001	-	13,268,001
	Purchased Options	4,378,834	-	4,378,834	-

	Total Foreign Currency Contracts	23,249,501	5,602,666	17,646,835

	Interest Rate Contracts
	Futures	9,819,390	9,819,390	-	-
	Purchased Options	589,080	-	589,080	-
	Swaps	2,413,045	-	2,413,045	-

	Total Interest Rate Contracts	12,821,515	9,819,390	3,002,125

	Total Asset - Derivatives	43,725,484	15,422,056	28,303,428	-

	Total Assets	3,777,373,422	20,622,544	3,744,613,753	12,137,125

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(57,586)	-	(57,586)	-
	Swaps	(4,405,710)	-	(4,405,710)	-

	Total Credit Contracts	(4,463,296)	-	(4,463,296)	-

	Foreign Currency Contracts				-
	Futures	(1,764,557)	(1,764,557)	-	-
	Forward Foreign Currency Contracts	(6,938,509)	-	(6,938,509)	-
	Written Options	(797,582)		(797,582)

	Total Foreign Currency Contracts	(9,500,648)	(1,764,557)	(7,736,091)	-

	Interest Rate Contracts
	Futures	(8,522,076)	(8,522,076)	-	-
	Written Options	(1,864,608)	-	(1,864,608)	-
	Swaps	(11,911,321)		(11,911,321)

	Total Interest Rate Contracts	(22,298,005)	(8,522,076)	(13,775,929)

	Total Liabilities - Derivatives	(36,261,949)	(10,286,633)	(25,975,316)	-

	Total Liabilities	(36,261,949)	(10,286,633)	(25,975,316)	-

	Total	$3,741,111,473	$10,335,911	$3,718,638,437	$12,137,125

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 3.6%

Communications - 0.5%

Sprint Corp 7.875% due 09/15/23	$2,600,000	$2,702,375

Consumer, Cyclical - 0.8%

Constellation Merger Sub Inc 8.500% due 09/15/25 ~	1,250,000	1,195,313
Mattel Inc 6.750% due 12/31/25 ~	1,500,000	1,464,375
SRS Distribution Inc 8.250% due 07/01/26 ~	1,075,000	1,069,625

		3,729,313

Consumer, Non-Cyclical - 2.3%

Albertsons Cos Inc 6.085% (USD LIBOR + 3.750%) due 01/15/24 § ~	3,000,000	3,015,000
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	3,851,000	4,120,570
Valeant Pharmaceuticals International 6.750% due 08/15/21 ~	3,500,000	3,539,375
Valeant Pharmaceuticals International Inc 5.625% due 12/01/21 ~	1,000,000	987,500

		11,662,445

Total Corporate Bonds & Notes (Cost $18,161,910)		18,094,133

SENIOR LOAN NOTES - 98.3%

Basic Materials - 2.3%

Aleris International Inc 6.856% (USD LIBOR + 4.750%) due 02/08/23 §	2,500,000	2,482,813
MacDermid Inc Term B6 5.094% (USD LIBOR + 3.000%) due 06/07/23 §	5,768,103	5,786,128
Solenis International LP due 12/18/23 µ	3,500,000	3,496,353

		11,765,294

Communications - 10.5%

Altice US Finance I Corp Term B 4.344% (USD LIBOR + 2.250%) due 07/28/25 §	5,940,000	5,935,052
Charter Communications Operating LLC Term B 4.100% (USD LIBOR + 2.000%) due 04/30/25 §	3,482,500	3,483,291
CSC Holdings LLC 4.323% (USD LIBOR + 2.250%) due 07/17/25 §	5,940,000	5,904,301
Term B 4.573% (USD LIBOR + 2.500%) due 01/25/26 §	2,500,000	2,495,938
Frontier Communications Corp 8.375% (PRIME + 3.375%) due 12/15/19 §	4,909,919	4,922,194
Term B due 06/15/24 µ	2,250,000	2,222,325
Intelsat Jackson Holdings SA Term B3 (Luxembourg) 5.853% (USD LIBOR + 3.750%) due 11/27/23 §	5,000,000	4,997,265
MTN Infrastructure TopCo Inc Term B 5.094% (USD LIBOR + 3.000%) due 11/15/24 §	5,236,875	5,251,056

	Principal Amount	Value
NEP/NCP Holdco Inc 5.344% (USD LIBOR + 3.250%) due 07/21/22 §	$1,483,091	$1,481,237
Sprint Communications Inc Term B 4.625% (USD LIBOR + 2.500%) due 02/02/24 §	7,912,525	7,880,384
Uber Technologies 5.547% (USD LIBOR + 3.500%) due 07/13/23 §	6,887,374	6,947,639
6.001% (USD LIBOR + 4.000%) due 04/04/25 §	1,000,000	1,006,000

		52,526,682

Consumer, Cyclical - 23.4%

24 Hour Fitness Worldwide Inc Term B 5.594% (USD LIBOR + 3.500%) due 05/24/25 §	1,250,000	1,248,438
Bass Pro Group LLC Term B 7.094% (USD LIBOR + 5.000%) due 09/25/24 §	4,887,688	4,907,542
BBB Industries US Holdings Inc due 06/26/25 µ	1,500,000	1,485,000
Belk Inc 7.088% (USD LIBOR + 4.750%) due 12/12/22 § µ	3,294,990	2,568,260
BJ’s Wholesale Club Inc 5.530% (USD LIBOR + 3.500%) due 02/03/24 §	1,042,199	1,043,372
(2nd Lien) 9.530% (USD LIBOR + 7.500%) due 02/03/25 §	1,941,719	1,965,020
Caesars Resort Collection LLC Term B 4.844% (USD LIBOR + 2.750%) due 12/22/24 §	1,990,000	1,988,933
CEC Entertainment Inc Term B 5.344% (USD LIBOR + 3.250%) due 02/14/21 §	3,221,056	3,007,661
ClubCorp Club Operations Inc Term B 5.084% (USD LIBOR + 2.750%) due 09/18/24 §	5,025,609	4,994,199
Delta 2 SARL (Luxembourg) 4.594% (USD LIBOR + 2.500%) due 02/01/24 §	3,000,000	2,965,626
Dhanani Group Inc Term B due 06/27/25 µ	1,750,000	1,743,438
EG Finco Ltd (2nd Lien) (United Kingdom) 10.359% (USD LIBOR + 8.000%) due 04/20/26 §	3,000,000	2,979,375
Federal-Mogul Holdings Corp Term C 5.825% (USD LIBOR + 3.750%) due 04/15/21 §	3,620,637	3,632,704
Flynn Restaurant Group LP due 06/01/25 µ	3,750,000	3,750,000
(2nd Lien) due 06/01/25 µ	2,250,000	2,238,750
Golden Entertainment Inc 5.100% (USD LIBOR + 3.000%) due 10/20/24 §	3,233,750	3,241,834
Golden Nugget Inc Term B 4.823% (USD LIBOR + 2.750%) due 10/04/23 §	5,197,065	5,208,026
GYP Holdings III Corp Term B 4.844% (USD LIBOR + 2.750%) due 06/01/25 §	2,583,258	2,571,956
IRB Holding Corp 5.266% (USD LIBOR + 3.250%) due 02/05/25 §	249,375	250,061
K-Mac Holdings Corp 5.336% (USD LIBOR + 3.250%) due 03/07/25 §	2,244,375	2,234,089
(2nd Lien) 8.835% (USD LIBOR + 6.750%) due 03/06/26 §	3,500,000	3,513,125

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Navistar International Corp Term B 5.530% (USD LIBOR + 3.500%) due 11/06/24 §	$5,236,875	$5,259,786
Neiman Marcus Group Ltd LLC 5.263% (USD LIBOR + 3.250%) due 10/25/20 § µ	4,099,893	3,643,780
New Red Finance Inc Term B3 (Canada) 4.344% (USD LIBOR + 2.250%) due 02/16/24 §	3,929,128	3,912,528
Nexeo Solutions LLC 5.584% (USD LIBOR + 3.250%) due 06/09/23 §	2,944,173	2,951,534
NPC International Inc 5.594% (USD LIBOR + 3.500%) due 04/19/24 §	4,702,500	4,720,134
(2nd Lien) 9.594% (USD LIBOR + 7.500%) due 04/18/25 §	2,625,000	2,664,375
P.F. Chang’s China Bistro Inc Term B 7.670% (USD LIBOR + 5.000%) due 08/18/22 §	3,225,625	3,221,593
Petco Animal Supplies Inc Term B 5.609% (USD LIBOR + 3.250%) due 01/26/23 §	4,019,316	2,911,994
Playa Resorts Holding BV Term B (Netherlands) 4.840% (USD LIBOR + 2.750%) due 04/29/24 §	1,980,014	1,958,667
Reece Ltd Term B (Australia) due 05/30/25 µ	2,250,000	2,257,031
SeaWorld Parks & Entertainment Inc
Term B2 4.344% (USD LIBOR + 2.250%) due 05/14/20 §	3,459,743	3,451,813
Term B5 5.094% (USD LIBOR + 3.000%) due 03/31/24 §	3,101,329	3,084,855
SIWF Holdings Inc 6.323% (USD LIBOR + 4.250%) due 06/15/25 §	1,750,000	1,763,125
SMG Holdings Inc (2nd Lien) 9.094% (USD LIBOR + 7.000%) due 01/23/26 §	1,050,000	1,065,750
Spin Holdco Inc Term B 5.342% (USD LIBOR + 3.250%) due 11/14/22 §	2,955,075	2,947,425
SRS Distribution Inc 5.580% (USD LIBOR + 3.250%) due 05/23/25 §	5,750,000	5,704,000
Stars Group Holdings BV (Netherlands) due 07/28/25 µ	750,000	746,250
Tacala LLC 5.233% (USD LIBOR + 3.250%) due 01/31/25 §	498,750	497,191
(2nd Lien) 8.983% (USD LIBOR + 7.000%) due 01/30/26 §	2,625,000	2,652,891
Tenneco Inc Term B due 06/14/25 µ	2,250,000	2,233,406
William Morris Endeavor Entertainment LLC 4.930% (USD LIBOR + 2.750%) due 05/18/25 §	1,000,000	990,625
Yak Access LLC Term B due 07/02/25 µ	1,500,000	1,455,000

		117,631,162

Consumer, Non-Cyclical - 12.8%

Albertsons LLC Term B6 5.319% (USD LIBOR + 3.000%) due 06/22/23 §	3,377,686	3,347,780
Allied Universal Holdco LLC 5.844% (USD LIBOR + 3.750%) due 07/28/22 §	2,992,347	2,952,324

	Principal Amount	Value
Alphabet Holding Co Inc 5.594% (USD LIBOR + 3.500%) due 09/26/24 §	$1,488,750	$1,400,046
(2nd Lien) 9.844% (USD LIBOR + 7.750%) due 09/26/25 §	1,550,000	1,277,459
Ardent Health Partners LLC due 06/30/25 µ	1,750,000	1,742,344
Arterra Wines Canada Inc Term B1 (Canada) due 12/15/23 µ	3,241,772	3,229,615
Brickman Group Ltd LLC (2nd Lien) 8.585% (USD LIBOR + 6.500%) due 12/17/21 §	1,721,656	1,734,877
Change Healthcare Holdings LLC Term B 4.844% (USD LIBOR + 2.750%) due 03/01/24 §	486,325	485,322
Community Health Systems Inc Term G 5.307% (USD LIBOR + 3.000%) due 12/31/19 §	5,842,792	5,828,547
Garda World Security Corp (Canada) 5.805% (USD LIBOR + 3.500%) due 05/24/24 §	4,830,768	4,860,960
Global Medical Response Inc
Term B1 5.280% (USD LIBOR + 3.250%) due 04/28/22 §	2,212,382	2,151,541
Term B2 6.335% (USD LIBOR + 4.250%) due 03/14/25 §	2,985,000	2,952,911
Hearthside Food Solutions LLC Term B 5.091% (USD LIBOR + 3.000%) due 05/23/25 §	1,500,000	1,489,062
Heartland Dental LLC 5.844% (USD LIBOR + 3.750%) due 04/30/25 §	3,695,652	3,684,103
NVA Holdings Inc Term B3 4.844% (USD LIBOR + 2.750%) due 02/02/25 §	1,496,250	1,491,263
Owens & Minor Inc Term B 6.480% (USD LIBOR + 4.500%) due 05/01/25 §	1,000,000	981,250
Pearl Intermediate Parent LLC 2.131% (UNFND + 1.000%) due 02/14/25 §	62,915	62,338
4.835% (USD LIBOR + 2.750%) due 02/14/25 §	770,795	762,445
Post Holdings Inc Series A 4.100% (USD LIBOR + 2.000%) due 05/24/24 §	5,569	5,557
Prime Security Services Borrower LLC 4.844% (USD LIBOR + 2.750%) due 05/02/22 §	2,678,519	2,669,939
PSC Industrial Holdings Corp 5.835% (USD LIBOR + 3.750%) due 10/03/24 §	1,243,750	1,243,750
(2nd Lien) 10.585% (USD LIBOR + 8.500%) due 10/03/25 §	1,084,000	1,078,580
Reddy Ice Corp 6.882% (USD LIBOR + 5.500%) due 05/01/19 §	5,398,398	5,398,398
Refresco Group BV Term B3 (Netherlands) 5.593% (USD LIBOR + 3.250%) due 03/28/25 §	1,750,000	1,758,729
Shearer’s Foods Inc 6.344% (USD LIBOR + 4.250%) due 06/30/21 §	2,493,353	2,477,770

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Trans Union LLC Term B4 due 06/08/25 µ	$1,000,000	$997,917
Valeant Pharmaceuticals International Inc Term B (Canada) 4.983% (USD LIBOR + 3.000%) due 06/01/25 §	7,909,163	7,893,384

		63,958,211

Energy - 1.7%

Drillship Hydra Owners Inc Term B 8.000% due 09/20/24 § µ	5,634,208	5,915,919
Keane Group Holdings LLC 5.750% (USD LIBOR + 3.750%) due 05/25/25 §	2,500,000	2,509,375

		8,425,294

Financial - 11.0%

Acrisure LLC Term B due 11/22/23 µ	750,000	750,000
AlixPartners LLP Term B 4.844% (USD LIBOR + 2.750%) due 04/04/24 §	2,992,424	2,994,295
Alliant Holdings I Inc Term B 5.046% (USD LIBOR + 3.000%) due 05/09/25 §	8,896,018	8,851,022
AssuredPartners Inc 5.344% (USD LIBOR + 3.250%) due 10/22/24 §	1,995,000	1,990,511
Asurion LLC
(2nd Lien) Term B2 due 08/04/25 µ	750,000	748,125
Term B7 due 11/03/23 µ	1,750,000	1,741,250
Duff & Phelps Corp Term B 5.584% (USD LIBOR + 3.250%) due 02/13/25 §	2,244,375	2,238,764
Hub International Ltd Term B 5.360% (USD LIBOR + 3.000%) due 04/25/25 §	6,750,000	6,714,596
NFP Corp Term B 5.094% (USD LIBOR + 3.000%) due 01/08/24 §	9,825,089	9,775,963
The Edelman Financial Group Term B due 06/08/27 µ	750,000	751,406
TKC Holdings Inc due 02/01/23 µ	2,684,913	2,689,947
USI Inc 5.334% (USD LIBOR + 3.000%) due 05/16/24 §	5,446,313	5,421,124
VF Holding Corp 5.344% (USD LIBOR + 3.250%) due 06/30/23 §	10,352,045	10,377,925

		55,044,928

Industrial - 25.9%

Accudyne Industries LLC 5.344% (USD LIBOR + 3.250%) due 08/18/24 §	4,243,824	4,243,382
Airxcel Inc (2nd Lien) 10.844% (USD LIBOR + 8.750%) due 04/27/26 §	1,000,000	977,500
Allflex Holdings III Inc 5.138% (USD LIBOR + 3.250%) due 07/20/20 §	5,791,736	5,808,630
Avolon SARL Term B3 4.088% (USD LIBOR + 2.000%) due 01/15/25 §	5,000,000	4,947,750
Brand Energy & Infrastructure Services Inc 6.611% (USD LIBOR + 4.250%) due 06/21/24 §	5,089,296	5,104,620

	Principal Amount	Value
BWAY Holding Co Term B 5.588% (USD LIBOR + 3.250%) due 04/03/24 §	$4,702,500	$4,712,789
Consolidated Container Co LLC 4.844% (USD LIBOR + 2.750%) due 05/22/24 §	4,962,563	4,980,398
Crosby US Acquisition Corp 5.084% (USD LIBOR + 3.000%) due 11/23/20 §	3,405,066	3,355,052
(2nd Lien) 8.084% (USD LIBOR + 6.000%) due 11/22/21 §	4,000,000	3,956,668
DAE Aviation Holdings Inc 5.840% (USD LIBOR + 3.750%) due 07/07/22 §	3,717,542	3,730,554
DiversiTech Holdings Inc 5.340% (USD LIBOR + 3.000%) due 06/03/24 §	1,592,278	1,588,297
(2nd Lien) 9.840% (USD LIBOR + 7.500%) due 06/02/25 §	2,600,000	2,639,000
Engineered Machinery Holdings Inc (2nd Lien) 9.584% (USD LIBOR + 7.250%) due 07/18/25 § µ	2,672,447	2,692,490
EWT Holdings III Corp 5.094% (USD LIBOR + 3.000%) due 12/20/24 §	4,553,229	4,561,766
Flex Acquisition Co Inc 5.308% (USD LIBOR + 3.000%) due 12/29/23 §	2,685,038	2,680,484
5.751% (USD LIBOR + 3.250%) due 06/29/25 §	3,500,000	3,508,750
Gates Global LLC Term B 5.084% (USD LIBOR + 2.750%) due 04/01/24 §	2,506,928	2,509,540
Klockner-Pentaplast of America Inc Term B2 6.344% (USD LIBOR + 4.250%) due 06/30/22 §	6,949,366	6,699,619
North American Lifting Holdings Inc 6.834% (USD LIBOR + 4.500%) due 11/27/20 §	2,589,075	2,479,040
Pisces Midco Inc 6.089% (USD LIBOR + 3.750%) due 04/12/25 §	4,875,000	4,876,521
Plastipak Packaging Inc Term B 4.600% (USD LIBOR + 2.500%) due 10/14/24 §	5,456,344	5,437,585
Power Products LLC Term B 6.362% (USD LIBOR + 4.000%) due 12/20/22 §	742,481	747,586
Pro Mach Group Inc Term B 5.025% (USD LIBOR + 3.000%) due 03/07/25 §	498,750	493,576
Proampac PG Borrower LLC 5.610% (USD LIBOR + 3.500%) due 11/18/23 §	7,139,330	7,160,156
(2nd Lien) 10.584% (USD LIBOR + 8.500%) due 11/18/24 §	1,000,000	1,018,750
Quikrete Holdings Inc 4.844% (USD LIBOR + 2.750%) due 11/15/23 §	1,000,000	997,222
Reynolds Group Holdings Inc 4.844% (USD LIBOR + 2.750%) due 02/05/23 §	9,378,331	9,377,028
STS Operating Inc (2nd Lien) 10.094% (USD LIBOR + 8.000%) due 04/25/26 §	2,000,000	2,020,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Titan Acquisition Ltd Term B (United Kingdom) 5.094% (USD LIBOR + 3.000%) due 03/28/25 §	$2,992,500	$2,955,094
Transcendia Inc 5.594% (USD LIBOR + 3.500%) due 05/30/24 §	3,473,794	3,478,136
TransDigm Inc
Term E 4.594% (USD LIBOR + 2.500%) due 05/30/25 §	498,750	497,102
Term F 4.594% (USD LIBOR + 2.500%) due 06/09/23 §	8,393,856	8,370,252
Term G 4.594% (USD LIBOR + 2.500%) due 08/22/24 §	3,465,088	3,449,308
TricorBraun Holdings Inc 6.080% (USD LIBOR + 3.750%) due 11/30/23 §	135,341	135,848
6.084% (USD LIBOR + 3.750%) due 11/30/23 §	1,343,182	1,348,219
USIC Holdings Inc Term B 5.344% (USD LIBOR + 3.250%) due 12/08/23 § µ	749,297	753,981
Wrangler Buyer Corp Term B 4.844% (USD LIBOR + 2.750%) due 09/27/24 §	1,492,500	1,491,567
Zodiac Pool Solutions LLC 8.000% (PRIME + 3.000%) due 12/20/23 §	4,227,762	4,231,284

		130,015,544

Technology - 9.3%

Applied Systems Inc (2nd Lien) 9.334% (USD LIBOR + 7.000%) due 09/19/25 §	5,031,129	5,205,121
BMC Software Finance Inc due 06/26/25 µ	5,000,000	4,972,690
Cypress Intermediate Holdings III Inc (2nd Lien) 8.844% (USD LIBOR + 6.750%) due 04/27/25 §	2,513,750	2,532,603
Kronos Inc
(2nd Lien) 10.608% (USD LIBOR + 8.250%) due 11/01/24 §	5,575,000	5,777,094
Term B 5.358% (USD LIBOR + 3.000%) due 11/01/23 §	1,829,226	1,829,017
Microchip Technology Inc Term B 4.100% (USD LIBOR + 2.000%) due 05/29/25 §	2,750,000	2,756,875
Mitel Networks Corp Term B (Canada) 5.844% (USD LIBOR + 3.750%) due 09/25/23 § µ	2,640,469	2,643,769
Rackspace Hosting Inc 5.363% (USD LIBOR + 3.000%) due 11/03/23 §	997,481	986,883
RP Crown Parent LLC Term B 4.844% (USD LIBOR + 2.750%) due 10/12/23 §	2,597,645	2,588,987
Tempo Acquisition LLC 5.094% (USD LIBOR + 3.000%) due 05/01/24 §	4,428,879	4,419,188
Vertafore Inc due 05/30/25 µ	7,250,000	7,211,735
(2nd Lien) due 05/30/26 µ	5,500,000	5,481,091

		46,405,053

	Principal Amount	Value
Utilities - 1.4%

Helix Gen Funding LLC Term B 5.844% (USD LIBOR + 3.750%) due 06/02/24 §	$460,746	$462,042
Talen Energy Supply LLC
Term B1 6.094% (USD LIBOR + 4.000%) due 07/15/23 §	2,030,692	2,042,876
Term B2 6.094% (USD LIBOR + 4.000%) due 04/15/24 § µ	2,973,617	2,987,246
Vistra Operations Co LLC Term B2 4.344% (USD LIBOR + 2.250%) due 12/14/23 §	1,669,832	1,662,700

		7,154,864

Total Senior Loan Notes (Cost $494,557,525)		492,927,032

SHORT-TERM INVESTMENT - 3.5%

Repurchase Agreement - 3.5%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $17,684,612; collateralized by U.S. Treasury Notes: 2.000% due 11/30/20 and value $18,039,565)	17,684,096	17,684,096

Total Short-Term Investment (Cost $17,684,096)		17,684,096

TOTAL INVESTMENTS - 105.4% (Cost $530,403,531)		528,705,261

OTHER ASSETS & LIABILITIES, NET - (5.4%)		(27,202,628)

NET ASSETS - 100.0%		$501,502,633

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	25.9%
Consumer, Cyclical	24.2%
Consumer, Non-Cyclical	15.1%
Communications	11.0%
Financial	11.0%
Technology	9.3%
Short-Term Investment	3.5%
Others (each less than 3.0%)	5.4%

	105.4%
Other Assets & Liabilities, Net	(5.4%	)

	100.0%

(b)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Heartland Dental LLC §	$554,348	$552,616	($1,732)
Pearl Intermediate Parent LLC	163,154	162,850	(304)

	$717,502	$715,466	($2,036)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$18,094,133	$-	$18,094,133	$-
	Senior Loan Notes	492,927,032	-	492,927,032	-
	Short-Term Investment	17,684,096	-	17,684,096	-
	Unfunded Loan Commitments (1)	715,466	-	715,466	-

	Total	$529,420,727	$-	$529,420,727	$-

(1)	See note (b) in Notes to Schedule of Investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.1%

Basic Materials - 0.0%

LyondellBasell Industries NV ‘A’	132	$14,500

Communications - 0.1%

Answers Corp * Ω ± (Israel)	47,862	348,914
Cumulus Media Inc ‘A’ *	21,565	361,214

		710,128

Consumer, Non-Cyclical - 0.3%

IAP Worldwide Services Inc Ω ±	121	1,407,733
Millennium Health LLC * ±	46,636	3,498

		1,411,231

Energy - 0.2%

Fieldwood Energy LLC * ±	6,284	289,064
Nine Point Energy Holdings Ω ±	1,108	1,230
Paragon Offshore Finance Co ‘A’	1,303	1,588
Paragon Offshore Finance Co ‘B’	651	20,344
Samson Resources II LLC ‘A’ * ±	22,647	532,204

		844,430

Financial - 0.4%

RCS Capital Corp * ±	33,878	2,354,521

Industrial - 0.1%

Ameriforge Group Inc * Ω ±	11,605	789,140

Utilities - 0.0%

Southcross Holdings Borrower LP*	52	—
Southcross Holdings Borrower LP ‘A’ * ±	52	13,780

		13,780

Total Common Stocks (Cost $2,351,369)		6,137,730

	Principal Amount
CORPORATE BONDS & NOTES - 4.7%

Basic Materials - 0.3%

Allegheny Ludlum LLC 6.950% due 12/15/25	$15,000	15,300
Allegheny Technologies Inc 5.950% due 01/15/21	90,000	90,900
7.875% due 08/15/23	65,000	70,200
Big River Steel LLC 7.250% due 09/01/25 ~	30,000	30,903
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	215,000	208,012
First Quantum Minerals Ltd (Zambia) 7.000% due 02/15/21 ~	25,000	25,297
7.500% due 04/01/25 ~	200,000	198,130
Freeport-McMoRan Inc 4.550% due 11/14/24	20,000	19,100
Hudbay Minerals Inc (Canada) 7.250% due 01/15/23 ~	40,000	41,400
7.625% due 01/15/25 ~	70,000	73,675
Imperial Metals Corp (Canada) 7.000% due 03/15/19 ~	25,000	22,375
Mercer International Inc (Canada) 5.500% due 01/15/26 ~	20,000	19,450
New Gold Inc (Canada) 6.250% due 11/15/22 ~	110,000	111,375
6.375% due 05/15/25 ~	25,000	24,688

	Principal Amount	Value
Olin Corp 5.000% due 02/01/30	$30,000	$28,462
Platform Specialty Products Corp 6.500% due 02/01/22 ~	70,000	71,400
PQ Corp 6.750% due 11/15/22 ~	160,000	168,600
SPCM SA (France) 4.875% due 09/15/25 ~	20,000	19,150
Teck Resources Ltd (Canada) 5.200% due 03/01/42	100,000	88,125
5.400% due 02/01/43	25,000	22,500
6.000% due 08/15/40	15,000	14,625
The Chemours Co 7.000% due 05/15/25	25,000	26,938
Tronox Finance PLC 5.750% due 10/01/25 ~	30,000	29,212
Valvoline Inc 5.500% due 07/15/24	15,000	15,188
Venator Finance SARL 5.750% due 07/15/25 ~	30,000	28,800
Versum Materials Inc 5.500% due 09/30/24 ~	75,000	76,230
WR Grace & Co 5.125% due 10/01/21 ~	55,000	56,375

		1,596,410

Communications - 0.9%

Altice France SA (France) 6.000% due 05/15/22 ~	405,000	408,037
Altice US Finance I Corp 5.500% due 05/15/26 ~	200,000	193,500
Cablevision Systems Corp 5.875% due 09/15/22	55,000	54,725
8.000% due 04/15/20	20,000	21,044
CBS Radio Inc 7.250% due 11/01/24 ~	60,000	57,450
CCO Holdings LLC 5.000% due 02/01/28 ~	75,000	69,000
5.250% due 09/30/22	200,000	201,375
5.375% due 05/01/25 ~	155,000	150,350
5.750% due 02/15/26 ~	85,000	83,725
CenturyLink Inc 6.750% due 12/01/23	260,000	261,950
7.500% due 04/01/24	35,000	36,050
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	235,000	240,550
CommScope Technologies LLC 5.000% due 03/15/27 ~	65,000	61,344
6.000% due 06/15/25 ~	105,000	107,756
CSC Holdings LLC 5.250% due 06/01/24	100,000	94,750
6.750% due 11/15/21	100,000	105,000
10.125% due 01/15/23 ~	200,000	221,000
DISH DBS Corp 5.875% due 07/15/22	80,000	75,500
5.875% due 11/15/24	25,000	21,250
EIG Investors Corp 10.875% due 02/01/24	75,000	82,987
Frontier Communications Corp 6.875% due 01/15/25	80,000	51,900
10.500% due 09/15/22	35,000	31,938
Hughes Satellite Systems Corp 5.250% due 08/01/26	45,000	42,356
6.625% due 08/01/26	190,000	176,225
Intelsat Jackson Holdings SA (Luxembourg) 5.500% due 08/01/23	55,000	49,484
7.500% due 04/01/21	10,000	9,975
8.000% due 02/15/24 ~	60,000	63,150
Level 3 Financing Inc 5.250% due 03/15/26	85,000	81,056
5.375% due 01/15/24	105,000	103,162

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Level 3 Parent LLC 5.750% due 12/01/22	$15,000	$15,038
MDC Partners Inc 6.500% due 05/01/24 ~	150,000	130,875
Netflix Inc 4.875% due 04/15/28 ~	65,000	62,037
5.875% due 02/15/25	90,000	92,546
Qualitytech LP 4.750% due 11/15/25 ~	30,000	28,229
Sirius XM Radio Inc 5.000% due 08/01/27 ~	50,000	46,875
6.000% due 07/15/24 ~	150,000	153,187
Sprint Capital Corp 6.875% due 11/15/28	30,000	28,875
Sprint Communications Inc 6.000% due 11/15/22	5,000	4,969
7.000% due 08/15/20	80,000	83,000
Sprint Corp 7.250% due 09/15/21	110,000	114,675
7.625% due 02/15/25	65,000	66,788
7.625% due 03/01/26	55,000	56,169
7.875% due 09/15/23	515,000	535,278
Symantec Corp 5.000% due 04/15/25 ~	35,000	33,985
T-Mobile USA Inc 4.500% due 02/01/26	40,000	37,400
4.750% due 02/01/28	5,000	4,631
6.500% due 01/15/26	240,000	247,728
Tribune Media Co 5.875% due 07/15/22	70,000	70,997
Virgin Media Secured Finance PLC (United Kingdom) 5.250% due 01/15/26 ~	200,000	185,750
Zayo Group LLC 5.750% due 01/15/27 ~	25,000	24,625
6.375% due 05/15/25	45,000	46,013

		5,226,259

Consumer, Cyclical - 0.5%

AMC Entertainment Holdings Inc 5.875% due 11/15/26	30,000	28,950
6.125% due 05/15/27	100,000	97,500
American Tire Distributors Inc 10.250% due 03/01/22 ~	80,000	18,000
Beacon Roofing Supply Inc 4.875% due 11/01/25 ~	50,000	46,500
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	122,000	115,747
Cinemark USA Inc 4.875% due 06/01/23	105,000	103,412
Eldorado Resorts Inc 6.000% due 04/01/25	55,000	55,344
GLP Capital LP 5.375% due 04/15/26	75,000	74,438
Golden Nugget Inc 6.750% due 10/15/24 ~	145,000	145,389
8.750% due 10/01/25 ~	75,000	77,228
H&E Equipment Services Inc 5.625% due 09/01/25	15,000	14,775
Hilton Domestic Operating Co Inc 4.250% due 09/01/24	55,000	52,456
IRB Holding Corp 6.750% due 02/15/26 ~	45,000	43,088
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	45,000	46,463
10.250% due 11/15/22 ~	15,000	16,275
KAR Auction Services Inc 5.125% due 06/01/25 ~	160,000	153,200
L Brands Inc 6.875% due 11/01/35	55,000	49,225

	Principal Amount	Value
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	$50,000	$49,278
6.875% due 12/15/23 ~	75,000	76,395
MGM Resorts International 7.750% due 03/15/22	305,000	333,212
Navistar International Corp 6.625% due 11/01/25 ~	115,000	118,737
NCL Corp Ltd 4.750% due 12/15/21 ~	40,000	40,000
New Red Finance Inc (Canada) 4.250% due 05/15/24 ~	95,000	90,488
4.625% due 01/15/22 ~	105,000	105,262
5.000% due 10/15/25 ~	134,000	127,461
Party City Holdings Inc 6.125% due 08/15/23 ~	135,000	136,350
Reliance Intermediate Holdings LP (Canada) 6.500% due 04/01/23 ~	200,000	208,475
Sabre GLBL Inc 5.250% due 11/15/23 ~	80,000	80,898
5.375% due 04/15/23 ~	35,000	35,525
TRI Pointe Group Inc 5.875% due 06/15/24	100,000	99,750
Viking Cruises Ltd 5.875% due 09/15/27 ~	160,000	151,600
6.250% due 05/15/25 ~	70,000	68,950
Wabash National Corp 5.500% due 10/01/25 ~	40,000	38,500
Wynn Las Vegas LLC 5.250% due 05/15/27 ~	15,000	14,044

		2,912,915

Consumer, Non-Cyclical - 1.0%

Booz Allen Hamilton Inc 5.125% due 05/01/25 ~	10,000	9,800
Catalent Pharma Solutions Inc 4.875% due 01/15/26 ~	110,000	105,907
Centene Corp 4.750% due 05/15/22	35,000	35,394
4.750% due 01/15/25	90,000	89,775
5.625% due 02/15/21	70,000	71,654
6.125% due 02/15/24	70,000	73,937
Central Garden & Pet Co 6.125% due 11/15/23	55,000	57,131
CHS/Community Health Systems Inc 6.250% due 03/31/23	95,000	87,400
Dean Foods Co 6.500% due 03/15/23 ~	65,000	62,969
Dole Food Co Inc 7.250% due 06/15/25 ~	165,000	164,175
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	45,000	45,572
Envision Healthcare Corp 5.625% due 07/15/22	45,000	45,984
6.250% due 12/01/24 ~	140,000	149,800
Flexi-Van Leasing Inc 10.000% due 02/15/23 ~	70,000	66,325
FTI Consulting Inc 6.000% due 11/15/22	325,000	334,344
Gartner Inc 5.125% due 04/01/25 ~	45,000	44,888
HCA Inc 5.875% due 02/15/26	100,000	101,125
6.500% due 02/15/20	25,000	26,094
7.500% due 02/15/22	390,000	425,100
Hologic Inc 4.375% due 10/15/25 ~	70,000	67,025
IHS Markit Ltd 5.000% due 11/01/22 ~	95,000	96,306

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
inVentiv Group Holdings Inc 7.500% due 10/01/24 ~	$138,000	$145,245
Jaguar Holding Co II 6.375% due 08/01/23 ~	165,000	164,620
Kinetic Concepts Inc 7.875% due 02/15/21 ~	230,000	233,737
12.500% due 11/01/21 ~	90,000	99,900
Laureate Education Inc 8.250% due 05/01/25 ~	105,000	112,547
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	295,000	303,112
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	25,000	24,063
5.875% due 09/30/27 ~	25,000	23,250
Polaris Intermediate Corp 8.500% PIK due 12/01/22 ~	115,000	119,025
Post Holdings Inc 5.000% due 08/15/26 ~	75,000	70,125
5.500% due 03/01/25 ~	65,000	63,619
5.625% due 01/15/28 ~	50,000	47,063
5.750% due 03/01/27 ~	100,000	96,750
8.000% due 07/15/25 ~	35,000	38,981
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	101,000	108,070
Spectrum Brands Inc 5.750% due 07/15/25	130,000	129,025
6.625% due 11/15/22	45,000	46,575
Team Health Holdings Inc 6.375% due 02/01/25 ~	75,000	64,875
Teleflex Inc 4.625% due 11/15/27	40,000	37,950
5.250% due 06/15/24	35,000	36,225
Tenet Healthcare Corp 6.000% due 10/01/20	70,000	72,188
6.750% due 06/15/23	15,000	14,981
7.500% due 01/01/22 ~	25,000	26,094
8.125% due 04/01/22	65,000	68,088
The Nielsen Co Luxembourg SARL 5.500% due 10/01/21 ~	50,000	50,375
The ServiceMaster Co LLC 7.450% due 08/15/27	80,000	85,400
TMS International Corp 7.250% due 08/15/25 ~	55,000	56,375
United Rentals North America Inc 5.500% due 05/15/27	10,000	9,725
US Foods Inc 5.875% due 06/15/24 ~	150,000	153,375
Valeant Pharmaceuticals International Inc 5.500% due 11/01/25 ~	25,000	24,731
5.625% due 12/01/21 ~	50,000	49,375
6.500% due 03/15/22 ~	50,000	51,938
7.000% due 03/15/24 ~	105,000	110,217
7.500% due 07/15/21 ~	140,000	142,450
9.000% due 12/15/25 ~	65,000	67,681
Vizient Inc 10.375% due 03/01/24 ~	75,000	83,062
WellCare Health Plans Inc 5.250% due 04/01/25	125,000	124,687

		5,316,204

Energy - 0.8%

Andeavor Logistics LP 5.250% due 01/15/25	10,000	10,261
Antero Midstream Partners LP 5.375% due 09/15/24	35,000	35,438
Antero Resources Corp 5.375% due 11/01/21	145,000	147,356
5.625% due 06/01/23	10,000	10,175
Berry Petroleum Co LLC 7.000% due 02/15/26 ~	55,000	56,375

	Principal Amount	Value
Canbriam Energy Inc (Canada) 9.750% due 11/15/19 ~	$100,000	$101,500
Centennial Resource Production LLC 5.375% due 01/15/26 ~	25,000	24,375
Cheniere Corpus Christi Holdings LLC 5.875% due 03/31/25	175,000	182,656
Cheniere Energy Partners LP 5.250% due 10/01/25 ~	60,000	58,677
Chesapeake Energy Corp 8.000% due 12/15/22 ~	6,000	6,321
CrownRock LP 5.625% due 10/15/25 ~	160,000	154,800
CVR Refining LLC 6.500% due 11/01/22	230,000	235,750
Denbury Resources Inc 9.000% due 05/15/21 ~	15,000	15,933
Diamondback Energy Inc 4.750% due 11/01/24	20,000	19,575
5.375% due 05/31/25	45,000	45,169
Endeavor Energy Resources LP 5.500% due 01/30/26 ~	40,000	38,900
5.750% due 01/30/28 ~	55,000	53,831
Energy Transfer Equity LP 5.875% due 01/15/24	65,000	66,787
Energy Transfer Partners LP 6.250% due 02/15/23	30,000	27,844
EP Energy LLC 8.000% due 11/29/24 ~	35,000	35,525
8.000% due 02/15/25 ~	35,000	27,300
Extraction Oil & Gas Inc 5.625% due 02/01/26 ~	100,000	95,881
7.375% due 05/15/24 ~	20,000	21,050
Great Western Petroleum LLC 9.000% due 09/30/21 ~	95,000	97,850
Gulfport Energy Corp 6.000% due 10/15/24	45,000	43,538
6.625% due 05/01/23	95,000	96,187
Holly Energy Partners LP 6.000% due 08/01/24 ~	20,000	20,300
Matador Resources Co 6.875% due 04/15/23	70,000	73,500
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	80,000	78,473
Murphy Oil USA Inc 5.625% due 05/01/27	20,000	19,625
6.000% due 08/15/23	190,000	195,225
Nabors Industries Inc 4.625% due 09/15/21	10,000	9,825
5.750% due 02/01/25 ~	80,000	75,800
Newfield Exploration Co 5.625% due 07/01/24	205,000	217,044
NGPL PipeCo LLC 4.375% due 08/15/22 ~	15,000	14,906
Oasis Petroleum Inc 6.875% due 01/15/23	35,000	35,656
Parsley Energy LLC 5.250% due 08/15/25 ~	45,000	44,437
5.375% due 01/15/25 ~	45,000	44,887
5.625% due 10/15/27 ~	37,000	36,815
6.250% due 06/01/24 ~	60,000	62,400
Pattern Energy Group Inc 5.875% due 02/01/24 ~	10,000	10,025
PBF Holding Co LLC 7.000% due 11/15/23	30,000	31,200
7.250% due 06/15/25	35,000	36,881
PBF Logistics LP 6.875% due 05/15/23	75,000	76,031
Plains All American Pipeline LP 6.125% due 11/15/22	70,000	65,975

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Precision Drilling Corp (Canada) 6.500% due 12/15/21	$5,592	$5,739
7.125% due 01/15/26 ~	20,000	20,590
7.750% due 12/15/23	5,000	5,288
QEP Resources Inc 5.625% due 03/01/26	27,000	25,886
Resolute Energy Corp 8.500% due 05/01/20	20,000	20,000
RSP Permian Inc 6.625% due 10/01/22	130,000	136,916
SESI LLC 7.750% due 09/15/24 ~	10,000	10,313
Seven Generations Energy Ltd (Canada) 5.375% due 09/30/25 ~	65,000	62,644
6.750% due 05/01/23 ~	90,000	93,600
6.875% due 06/30/23 ~	55,000	56,994
Shelf Drilling Holdings Ltd (United Arab Emirates) 8.250% due 02/15/25 ~	70,000	70,787
SM Energy Co 6.125% due 11/15/22	10,000	10,300
6.500% due 01/01/23	95,000	96,425
6.750% due 09/15/26	38,000	38,285
SunCoke Energy Partners LP 7.500% due 06/15/25 ~	130,000	132,925
Sunoco LP 4.875% due 01/15/23 ~	40,000	38,500
5.500% due 02/15/26 ~	16,000	15,200
Tallgrass Energy Partners LP 5.500% due 01/15/28 ~	125,000	123,750
TerraForm Power Operating LLC 4.250% due 01/31/23 ~	25,000	24,188
5.000% due 01/31/28 ~	40,000	38,050
6.625% due 06/15/25 ~	25,000	26,719
The Williams Cos Inc 3.700% due 01/15/23	100,000	97,250
4.550% due 06/24/24	10,000	10,050
5.750% due 06/24/44	10,000	10,388
Transocean Inc 7.500% due 01/15/26 ~	30,000	30,544
Trinidad Drilling Ltd (Canada) 6.625% due 02/15/25 ~	65,000	62,887
Weatherford International Ltd 8.250% due 06/15/23	15,000	14,919
9.875% due 02/15/24	35,000	35,514
Whiting Petroleum Corp 6.625% due 01/15/26 ~	85,000	87,762
WildHorse Resource Development Corp 6.875% due 02/01/25	90,000	92,250

		4,352,722

Financial - 0.3%

Alliance Data Systems Corp 5.875% due 11/01/21 ~	65,000	66,463
Alliant Holdings Intermediate LLC 8.250% due 08/01/23 ~	90,000	93,139
Ally Financial Inc 8.000% due 12/31/18	75,000	76,594
CIT Group Inc 6.125% due 03/09/28	25,000	25,750
Equinix Inc REIT 5.375% due 05/15/27	40,000	40,000
5.875% due 01/15/26	125,000	126,937
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	165,000	159,637
FBM Finance Inc 8.250% due 08/15/21 ~	130,000	136,012
Five Point Operating Co LP 7.875% due 11/15/25 ~	90,000	91,912

	Principal Amount	Value
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	$155,000	$150,737
Icahn Enterprises LP 6.250% due 02/01/22	90,000	92,025
6.375% due 12/15/25	30,000	30,113
JPMorgan Chase & Co 6.750% due 02/01/24	25,000	27,219
MGM Growth Properties Operating Partnership LP REIT 4.500% due 09/01/26	35,000	32,681
5.625% due 05/01/24	85,000	86,488
Navient Corp 5.000% due 10/26/20	45,000	45,000
5.500% due 01/15/19	140,000	141,295
RHP Hotel Properties LP REIT 5.000% due 04/15/23	55,000	54,863
SBA Communications Corp REIT 4.000% due 10/01/22 ~	40,000	38,450
4.875% due 09/01/24	15,000	14,386
VICI Properties 1 LLC REIT 8.000% due 10/15/23	277,131	309,001

		1,838,702

Industrial - 0.5%

Advanced Disposal Services Inc 5.625% due 11/15/24 ~	50,000	49,875
Ardagh Packaging Finance PLC (Ireland) 6.000% due 02/15/25 ~	50,000	48,812
Berry Global Inc 6.000% due 10/15/22	45,000	46,485
BlueLine Rental Finance Corp 9.250% due 03/15/24 ~	40,000	42,656
Bombardier Inc (Canada) 6.000% due 10/15/22 ~	40,000	40,038
6.125% due 01/15/23 ~	5,000	5,038
7.500% due 12/01/24 ~	45,000	47,475
Builders FirstSource Inc 5.625% due 09/01/24 ~	115,000	112,556
BWAY Holding Co 5.500% due 04/15/24 ~	45,000	43,988
7.250% due 04/15/25 ~	25,000	24,438
Clean Harbors Inc 5.125% due 06/01/21	45,000	45,281
Cleaver-Brooks Inc 7.875% due 03/01/23 ~	25,000	25,813
Cloud Crane LLC 10.125% due 08/01/24 ~	10,000	10,775
Covanta Holding Corp 5.875% due 03/01/24	40,000	39,500
5.875% due 07/01/25	30,000	29,025
6.375% due 10/01/22	65,000	66,544
Crown Americas LLC 4.750% due 02/01/26 ~	30,000	28,575
DAE Funding LLC (United Arab Emirates) 4.500% due 08/01/22 ~	40,000	38,900
5.000% due 08/01/24 ~	70,000	67,410
GFL Environmental Inc (Canada) 5.375% due 03/01/23 ~	70,000	64,925
Huntington Ingalls Industries Inc 5.000% due 11/15/25 ~	35,000	36,288
Northrop Grumman Innovation Systems Inc 5.250% due 10/01/21 ~	60,000	61,695
Novelis Corp 5.875% due 09/30/26 ~	55,000	52,800
6.250% due 08/15/24 ~	40,000	40,100
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	120,000	121,800
6.375% due 08/15/25 ~	130,000	133,900
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	115,000	114,282
5.500% due 02/15/24 ~	50,000	49,489

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Standard Industries Inc 5.500% due 02/15/23 ~	$65,000	$66,381
6.000% due 10/15/25 ~	125,000	125,937
Tervita Escrow Corp (Canada) 7.625% due 12/01/21 ~	70,000	71,750
The Hillman Group Inc 6.375% due 07/15/22 ~	90,000	86,625
TransDigm Inc 5.500% due 10/15/20	20,000	20,025
6.000% due 07/15/22	125,000	125,975
6.500% due 07/15/24	120,000	122,400
6.500% due 05/15/25	35,000	35,481
Waste Pro USA Inc 5.500% due 02/15/26 ~	145,000	139,744
Watco Cos LLC 6.375% due 04/01/23 ~	70,000	71,400
Welbilt Inc 9.500% due 02/15/24	95,000	105,094
Wrangler Buyer Corp 6.000% due 10/01/25 ~	135,000	128,250
XPO Logistics Inc 6.125% due 09/01/23 ~	25,000	25,618

		2,613,143

Technology - 0.2%

Camelot Finance SA 7.875% due 10/15/24 ~	40,000	40,200
Dell International LLC 7.125% due 06/15/24 ~	140,000	148,447
Entegris Inc 4.625% due 02/10/26 ~	70,000	67,025
Exela Intermediate LLC 10.000% due 07/15/23 ~	50,000	51,313
First Data Corp 5.000% due 01/15/24 ~	30,000	29,888
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	95,000	95,594
Infor US Inc 6.500% due 05/15/22	75,000	75,656
j2 Cloud Services LLC 6.000% due 07/15/25 ~	115,000	117,012
Riverbed Technology Inc 8.875% due 03/01/23 ~	195,000	185,591
Seagate HDD Cayman 4.750% due 01/01/25	25,000	24,003
Sensata Technologies UK Financing Co PLC 6.250% due 02/15/26 ~	200,000	209,000
Solera LLC 10.500% due 03/01/24 ~	65,000	72,516
West Corp 8.500% due 10/15/25 ~	65,000	59,637
Western Digital Corp 4.750% due 02/15/26	130,000	126,669

		1,302,551

Utilities - 0.2%

AES Corp 4.000% due 03/15/21	40,000	39,900
5.125% due 09/01/27	5,000	5,000
5.500% due 04/15/25	189,000	191,362
AES Corp 6.000% due 05/15/26	25,000	26,000
AmeriGas Partners LP 5.500% due 05/20/25	35,000	34,081
Calpine Corp 5.250% due 06/01/26 ~	40,000	37,850
5.750% due 01/15/25	80,000	73,350

	Principal Amount	Value
NextEra Energy Operating Partners LP 4.250% due 09/15/24 ~	$25,000	$24,125
NRG Energy Inc 5.750% due 01/15/28 ~	55,000	54,175
7.250% due 05/15/26	75,000	80,250
NRG Yield Operating LLC 5.000% due 09/15/26	45,000	43,088
5.375% due 08/15/24	40,000	40,200
Vistra Energy Corp 7.375% due 11/01/22	45,000	47,137
7.625% due 11/01/24	75,000	80,344
8.000% due 01/15/25 ~	30,000	32,354
8.125% due 01/30/26 ~	70,000	76,300

		885,516

Total Corporate Bonds & Notes (Cost $26,139,289)		26,044,422

SENIOR LOAN NOTES - 92.1%

Basic Materials - 3.6%

Alpha 3 BV Term B1 (Netherlands) 5.334% (USD LIBOR + 3.000%) due 01/31/24 §	1,591,032	1,596,999
Aruba Investments Inc Term B 5.344% (USD LIBOR + 3.250%) due 02/02/22 §	235,623	235,915
Berlin Packaging LLC Term B 5.043% (USD LIBOR + 3.000%) due 11/07/25 §	150,000	149,397
Emerald Performance Materials LLC 5.594% (USD LIBOR + 3.500%) due 08/01/21 §	406,796	410,229
Ferro Corp
Term B1 4.584% (USD LIBOR + 2.250%) due 02/14/24 §	246,881	246,676
Term B2 4.584% (USD LIBOR + 2.250%) due 02/14/24 §	214,248	214,070
Term B3 4.584% (USD LIBOR + 2.250%) due 02/14/24 §	209,690	209,515
Flint Group GmbH Term C (Germany) 5.359% (USD LIBOR + 3.000%) due 09/07/21 §	129,714	122,039
Flint Group US LLC Term B2 5.359% (USD LIBOR + 3.000%) due 09/07/21 §	784,661	738,235
GrafTech Finance Inc Term B 5.505% (USD LIBOR + 3.500%) due 02/12/25 §	2,150,000	2,141,938
Ineos US Finance LLC Term B 4.094% (USD LIBOR + 2.000%) due 03/31/24 §	2,761,125	2,755,208
Invictus US LLC 5.099% (USD LIBOR + 3.000%) due 03/28/25 §	399,000	399,249
Kraton Polymers LLC 4.594% (USD LIBOR + 2.500%) due 03/05/25 §	1,124,278	1,124,278
MacDermid Inc Term B6 5.094% (USD LIBOR + 3.000%) due 06/07/23 §	1,018,360	1,021,543
Minerals Technologies Inc Term B 4.397% (USD LIBOR + 2.250%) due 02/14/24 §	1,030,554	1,039,571
New Day Aluminum LLC 5.000% Cash or PIK due 10/28/20 § Ω ±	39,426	23,655

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Noranda Aluminum Acquisition Corp Term B 0.000% due 02/28/19 * § Y Ω ±	$559,416	$43,131
Orion Engineered Carbons GmbH Term B (Germany) 4.334% (USD LIBOR + 2.000%) due 07/25/24 §	872,558	875,830
Phoenix Services International LLC 5.751% (USD LIBOR + 3.750%) due 03/01/25 §	723,188	728,159
PQ Corp Term B 4.594% (USD LIBOR + 2.500%) due 02/08/25 §	2,166,287	2,164,708
Prince Minerals Inc 5.899% (USD LIBOR + 3.500%) due 03/20/25 §	299,250	299,811
Tata Chemicals North American Inc Term B 5.125% (USD LIBOR + 2.750%) due 08/07/20 §	661,595	663,662
Tronox Blocked Borrower LLC Term B 5.094% (USD LIBOR + 3.000%) due 09/22/24 §	564,026	564,790
Tronox Finance LLC Term B 5.094% (USD LIBOR + 3.000%) due 09/22/24 §	1,301,599	1,303,361
Unifrax Corp Term B 5.834% (USD LIBOR + 3.500%) due 04/04/24 §	346,507	347,589
Venator Materials Corp Term B 5.094% (USD LIBOR + 3.000%) due 08/08/24 §	322,563	326,595
Versum Materials Inc 4.334% (USD LIBOR + 2.000%) due 09/29/23 §	368,438	368,821

		20,114,974

Communications - 13.1%

ALM Media Holdings Inc 6.834% (USD LIBOR + 4.500%) due 07/31/20 §	334,873	298,456
Ancestrycom Operations Inc 5.350% (USD LIBOR + 3.250%) due 10/19/23 §	1,986,102	1,985,274
Answers Finance LLC (2nd Lien) 12.900% (PRIME + 7.900%) due 09/15/21 §	246,165	241,241
Campaign Monitor Finance Property Ltd (Australia) 7.584% (USD LIBOR + 5.250%) due 03/18/21 § Ω ±	561,555	563,688
CenturyLink Inc Term B 4.844% (USD LIBOR + 2.750%) due 01/31/25 §	2,313,375	2,269,585
Consolidated Communications Inc Term B 5.100% (USD LIBOR + 3.000%) due 10/04/23 §	418,358	413,756
CPI International Inc 5.594% (USD LIBOR + 3.500%) due 07/26/24 §	545,875	546,557
CSC Holdings LLC Term B 4.573% (USD LIBOR + 2.500%) due 01/25/26 §	1,075,000	1,073,253
Cumulus Media New Holdings Inc 6.600% (USD LIBOR + 4.500%) due 05/15/22 § µ	1,678,734	1,671,390
Digicel International Finance Ltd Term B (Bermuda) 5.610% (USD LIBOR + 3.250%) due 05/28/24 §	1,761,690	1,697,828

	Principal Amount	Value
EIG Investors Corp 6.075% (USD LIBOR + 3.750%) due 02/09/23 §	$3,191,979	$3,193,974
Entravision Communications Corp Term B 4.844% (USD LIBOR + 2.750%) due 11/29/24 §	893,250	883,759
Extreme Reach Inc 8.350% (USD LIBOR + 6.250%) due 02/07/20 §	394,032	393,540
Frontier Communications Corp Term B1 5.850% (USD LIBOR + 3.750%) due 06/15/24 §	1,559,250	1,552,916
Getty Images Inc Term B 5.594% (USD LIBOR + 3.500%) due 10/18/19 §	1,431,162	1,386,055
Global Eagle Entertainment Inc 9.358% (USD LIBOR + 7.500%) due 01/06/23 §	702,344	717,269
Gray Television Inc Term B 4.251% (USD LIBOR + 2.250%) due 02/07/24 §	197,000	196,631
Hubbard Radio LLC Term B 5.100% (USD LIBOR + 3.000%) due 03/28/25 §	547,089	548,457
iHeartCommunications Inc
Term D 8.443% (USD LIBOR + 6.750%) due 01/30/19 § Y	1,102,586	844,857
Term E 9.193% (USD LIBOR + 7.500%) due 07/30/19 § Y	354,610	271,055
Infoblox Inc 6.594% (USD LIBOR + 4.500%) due 11/07/23 §	1,792,057	1,802,698
Information Resources Inc 6.569% (USD LIBOR + 4.250%) due 01/18/24 §	1,999,688	2,002,811
Intelsat Jackson Holdings SA Term B4 (Luxembourg) 6.603% (USD LIBOR + 4.500%) due 01/02/24 §	1,300,000	1,356,875
IPC Corp Term B 6.860% (USD LIBOR + 4.500%) due 08/06/21 §	712,274	696,248
JD Power & Associates 6.344% (USD LIBOR + 4.250%) due 09/07/23 §	689,606	692,192
Lamar Media Corp Term B 3.875% (USD LIBOR + 1.750%) due 03/14/25 §	423,937	423,937
Match Group Inc Term B 4.585% (USD LIBOR + 2.500%) due 11/16/22 §	426,563	429,229
Mediacom Illinois LLC Term N 3.740% (USD LIBOR + 1.750%) due 02/15/24 §	411,291	410,777
Numericable Group SA (France) Term B11 4.844% (USD LIBOR + 2.750%) due 07/31/25 §	1,138,500	1,120,474
Term B12 5.348% (USD LIBOR + 3.000%) due 01/31/26 §	497,500	490,348
Ping Identity Corp Term B 5.844% (USD LIBOR + 3.750%) due 01/22/25 §	300,000	300,000
Plantronics Inc Term B due 05/30/25 µ	850,000	849,203
ProQuest LLC Term B 5.844% (USD LIBOR + 3.750%) due 10/24/21 §	948,455	955,272

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Raycom TV Broadcasting LLC Term B 4.344% (USD LIBOR + 2.250%) due 08/23/24 §	$893,250	$894,088
Red Ventures LLC 6.094% (USD LIBOR + 4.000%) due 11/08/24 §	1,017,313	1,023,943
SBA Senior Finance II LLC Term B 4.100% (USD LIBOR + 2.000%) due 04/11/25 §	1,419,687	1,414,997
Shutterfly Inc Term B2 4.850% (USD LIBOR + 2.750%) due 08/17/24 §	450,000	451,350
Sinclair Television Group Inc Term B due 12/12/24 µ	2,500,000	2,499,362
Sprint Communications Inc Term B 4.625% (USD LIBOR + 2.500%) due 02/02/24 §	2,123,125	2,114,501
SurveyMonkey Inc 6.600% (USD LIBOR + 4.500%) due 04/13/24 §	1,014,750	1,013,482
Switch Ltd Term B 4.344% (USD LIBOR + 2.250%) due 06/27/24 §	222,750	223,214
TDC AS (Denmark) due 05/31/25 µ	1,175,000	1,173,898
Telenet Financing USD LLC Term AN 4.323% (USD LIBOR + 2.250%) due 08/17/26 §	1,425,000	1,416,762
Telesat Canada Term B4 (Canada) 4.840% (USD LIBOR + 2.500%) due 11/17/23 §	2,845,215	2,848,155
Uber Technologies 5.547% (USD LIBOR + 3.500%) due 07/13/23 §	4,531,843	4,571,497
6.001% (USD LIBOR + 4.000%) due 04/04/25 §	1,225,000	1,232,350
Unitymedia Finance LLC Term D 4.323% (USD LIBOR + 2.250%) due 01/15/26 §	800,000	797,000
Univision Communications Inc Term C5 4.844% (USD LIBOR + 2.750%) due 03/15/24 §	4,629,820	4,482,656
UPC Financing Partnership Term AR 4.573% (USD LIBOR + 2.500%) due 01/15/26 §	1,500,000	1,485,562
Vestcom Parent Holdings Inc 6.094% (USD LIBOR + 4.000%) due 12/19/23 §	1,754,320	1,749,934
Virgin Media Bristol LLC Term K 4.573% (USD LIBOR + 2.500%) due 01/15/26 §	4,500,000	4,473,279
Vivid Seats Ltd 5.594% (USD LIBOR + 3.500%) due 06/30/24 §	866,250	861,377
West Corp 6.094% (USD LIBOR + 4.000%) due 10/10/24 §	920,375	918,485
Term B1 5.594% (USD LIBOR + 3.500%) due 10/10/24 §	200,000	199,625
Ziggo Secured Finance Partnership Term E 4.573% (USD LIBOR + 2.500%) due 04/15/25 §	5,150,000	5,103,331

		73,228,453

Consumer, Cyclical - 11.5%

Agro Merchants NAI Holdings LLC Term B 6.084% (USD LIBOR + 3.750%) due 12/06/24 §	323,420	324,633
American Axle & Manufacturing Inc Term B 4.350% (USD LIBOR + 2.250%) due 04/06/24 §	1,896,125	1,891,859

	Principal Amount	Value
American Builders & Contractors Supply Co Inc Term B 4.094% (USD LIBOR + 2.000%) due 10/31/23 §	$1,580,000	$1,569,945
Ascena Retail Group Inc Term B 6.625% (USD LIBOR + 4.500%) due 08/21/22 §	1,113,319	997,534
Bass Pro Group LLC Term B 7.094% (USD LIBOR + 5.000%) due 09/25/24 §	794,000	797,225
BJ’s Wholesale Club Inc 5.530% (USD LIBOR + 3.500%) due 02/03/24 §	593,990	594,658
Boyd Gaming Corp Term B3 4.488% (USD LIBOR + 2.500%) due 09/15/23 §	2,147,459	2,156,470
CDS US Intermediate Holdings Inc 5.844% (USD LIBOR + 3.750%) due 07/08/22 §	799,810	794,025
CityCenter Holdings LLC Term B 4.344% (USD LIBOR + 2.250%) due 04/18/24 §	3,499,519	3,486,760
ClubCorp Holdings Inc Term B 5.084% (USD LIBOR + 2.750%) due 09/18/24 §	1,468,902	1,459,722
Crown Finance US Inc 4.594% (USD LIBOR + 2.500%) due 02/28/25 §	1,695,750	1,687,166
CS Intermediate Holdco 2 LLC Term B 4.334% (USD LIBOR + 2.000%) due 11/02/23 §	259,055	259,487
Cyan Blue Holdco 3 Ltd Term B (United Kingdom) 4.844% (USD LIBOR + 2.750%) due 08/23/24 §	247,506	247,878
David’s Bridal Inc Term B 6.100% (USD LIBOR + 4.000%) due 10/11/19 §	1,183,124	1,050,023
Delta 2 SARL (Luxembourg) 4.594% (USD LIBOR + 2.500%) due 02/01/24 §	1,114,607	1,101,835
DexKo Global Inc 5.594% (USD LIBOR + 3.500%) due 07/24/24 §	721,380	724,987
Dhanani Group Inc Term B due 06/27/25 µ	375,000	373,594
Eldorado Resorts LLC Term B 4.375% (USD LIBOR + 2.250%) due 04/17/24 §	1,814,526	1,819,628
Evergreen Acqco 1 LP 6.112% (USD LIBOR + 3.750%) due 07/09/19 §	1,992,509	1,947,678
EXC Holdings III Corp 5.834% (USD LIBOR + 3.500%) due 12/02/24 §	398,000	402,478
Federal-Mogul Holdings Corp Term C 5.825% (USD LIBOR + 3.750%) due 04/15/21 §	4,088,906	4,102,535
Four Seasons Hotels Ltd (Canada) 4.094% (USD LIBOR + 2.000%) due 11/30/23 §	566,375	565,667
Go Wireless Inc Term B 8.594% (USD LIBOR + 6.500%) due 12/22/24 §	609,375	606,582
Golden Nugget Inc Term B 4.823% (USD LIBOR + 2.750%) due 10/04/23 §	2,008,809	2,013,045
GVC Holdings PLC (Isle Of Man) 4.602% (USD LIBOR + 2.500%) due 03/29/24 §	897,750	898,498

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Hayward Industries Inc 5.594% (USD LIBOR + 3.500%) due 08/05/24 §	$372,188	$373,351
Horizon Global Corp Term B 6.594% (USD LIBOR + 4.500%) due 06/30/21 §	909,180	845,537
IRB Holding Corp 5.266% (USD LIBOR + 3.250%) due 02/05/25 §	698,250	700,170
J. Crew Group Inc Term B 5.222% (USD LIBOR + 3.000%) due 03/05/21 § Ω ±	2,346,742	1,757,240
Kasima LLC Term B 4.771% (USD LIBOR + 2.500%) due 05/17/21 §	153,860	154,822
L&W Inc Term B 6.084% (USD LIBOR + 4.000%) due 05/22/25 §	500,000	502,500
Las Vegas Sands LLC Term B 3.844% (USD LIBOR + 1.750%) due 03/27/25 §	648,375	644,768
Libbey Glass Inc Term B 5.046% (USD LIBOR + 3.000%) due 04/09/21 §	1,231,573	1,216,179
Live Nation Entertainment Inc Term B3 3.875% (USD LIBOR + 1.750%) due 10/31/23 §	1,949,525	1,947,088
Neiman Marcus Group Ltd LLC 5.263% (USD LIBOR + 3.250%) due 10/25/20 §	1,047,923	931,341
New Red Finance Term B3 (Canada) 4.344% (USD LIBOR + 2.250%) due 02/16/24 §	3,950,330	3,933,640
Party City Holdings Inc Term B 4.992% (USD LIBOR + 2.750%) due 08/19/22 §	1,019,810	1,020,686
PetSmart Inc Term B2 5.010% (USD LIBOR + 3.000%) due 03/11/22 §	2,246,723	1,866,465
Pier 1 Imports Inc Term B 5.953% (USD LIBOR + 3.500%) due 04/30/21 §	408,000	374,340
Playa Resorts Holding BV Term B (Netherlands) 4.840% (USD LIBOR + 2.750%) due 04/29/24 §	1,603,352	1,586,066
Reece Ltd Term B (Australia) due 05/30/25 µ	525,000	526,641
Sage Automotive Interiors Inc 7.094% (USD LIBOR + 5.000%) due 10/27/22 §	443,250	446,574
Seminole Hard Rock Entertainment Inc Term B 5.058% (USD LIBOR + 2.750%) due 05/14/20 §	214,313	215,384
Serta Simmons Bedding LLC 5.747% (USD LIBOR + 3.500%) due 11/08/23 §	4,371,296	3,733,358
Sesac Holdco II LLC 5.094% (USD LIBOR + 3.000%) due 02/23/24 §	345,625	343,465
SMG Holdings Inc 5.344% (USD LIBOR + 3.250%) due 01/23/25 §	199,500	199,874
Stars Group Holdings BV Term B (Netherlands) 5.094% (USD LIBOR + 3.000%) due 04/06/25 §	2,320,599	2,324,628
Steinway Musical Instruments Inc Term B 5.835% (USD LIBOR + 3.750%) due 02/13/25 §	723,188	727,707

	Principal Amount	Value
Tenneco Inc Term B due 06/14/25 µ	$2,250,000	$2,233,406
TI Group Automotive Systems LLC 4.594% (USD LIBOR + 2.500%) due 06/30/22 §	837,732	839,303
Travel Leaders Group LLC 7.001% (USD LIBOR + 4.500%) due 01/25/24 §	1,777,545	1,788,655
Tropicana Entertainment Inc 5.094% (USD LIBOR + 3.000%) due 11/27/20 §	88,000	88,330
Wastequip LLC 5.588% (USD LIBOR + 3.500%) due 03/13/25 §	99,750	100,342
Wyndham Hotels & Resorts Inc Term B 3.726% (USD LIBOR + 1.750%) due 05/30/25 §	800,000	800,583

		64,096,355

Consumer, Non-Cyclical - 22.3%

Acadia Healthcare Co Inc Term B4 4.594% (USD LIBOR + 2.500%) due 02/16/23 §	2,822,376	2,833,841
ADMI Corp Term B 5.344% (USD LIBOR + 3.250%) due 04/30/25 §	1,072,313	1,071,642
Adtalem Global Education Inc Term B 5.084% (USD LIBOR + 3.000%) due 04/01/25 §	250,000	250,833
Akorn Inc Term B 6.375% (USD LIBOR + 4.250%) due 04/16/21 §	696,598	684,843
Albany Molecular Research Inc 5.344% (USD LIBOR + 3.250%) due 08/30/24 §	669,938	668,577
Albertsons LLC due 05/02/23 µ	725,000	721,627
Term B4 4.844% (USD LIBOR + 2.750%) due 08/25/21 §	3,226,283	3,197,298
Term B6 5.319% (USD LIBOR + 3.000%) due 06/22/23 §	1,466,665	1,453,679
Alkermes Inc Term B 4.260% (USD LIBOR + 2.250%) due 03/23/23 §	402,688	403,443
Alliance Healthcare Services Inc Term B 6.594% (USD LIBOR + 4.500%) due 10/24/23 § µ	841,563	847,874
Alphabet Holding Co Inc 5.594% (USD LIBOR + 3.500%) due 09/26/24 §	2,009,813	1,890,062
American Seafoods Group LLC 4.850% (USD LIBOR + 2.750%) due 08/21/23 §	266,979	268,481
Amneal Pharmaceuticals LLC Term B 5.625% (USD LIBOR + 3.500%) due 05/04/25 §	2,874,336	2,874,336
Arbor Pharmaceuticals Inc Term B 7.485% (USD LIBOR + 5.000%) due 07/05/23 §	1,948,511	1,959,876
Argon Medical Devices Inc Term B 5.844% (USD LIBOR + 3.750%) due 01/23/25 §	798,000	801,325
ASGN Inc Term B2 4.094% (USD LIBOR + 2.000%) due 04/02/25 §	382,968	382,681
Avantor Inc 6.094% (USD LIBOR + 4.000%) due 11/21/24 §	2,039,750	2,055,776

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
BioClinica Inc 6.625% (USD LIBOR + 4.250%) due 10/20/23 §	$1,524,590	$1,455,983
BW NHHC Holdco Inc 7.073% (USD LIBOR + 5.000%) due 05/15/25 §	625,000	618,750
Carestream Dental Equiment Inc 5.584% (USD LIBOR + 3.250%) due 09/01/24 §	322,563	321,756
CFSP Acquisition Corp 5.088% (USD LIBOR + 3.000%) due 03/21/25 §	183,130	181,757
CHG Healthcare Services Inc Term B 5.359% (USD LIBOR + 3.000%) due 06/07/23 §	2,206,474	2,212,679
CHG PPC Parent LLC Term B 4.844% (USD LIBOR + 2.750%) due 03/31/25 §	400,000	398,000
Coinamatic Canada Inc (Canada) 5.344% (USD LIBOR + 3.250%) due 05/14/22 §	245,031	245,643
Community Health Systems Inc
Term G 5.307% (USD LIBOR + 3.000%) due 12/31/19 §	956,666	954,334
Term H 5.557% (USD LIBOR + 3.250%) due 01/27/21 §	3,297,649	3,223,795
Concentra Inc 4.740% (USD LIBOR + 2.750%) due 06/01/22 §	679,010	680,142
Convatec Inc Term B 4.584% (USD LIBOR + 2.250%) due 10/31/23 §	369,375	372,838
CPI Holdco LLC 5.594% (USD LIBOR + 3.500%) due 03/21/24 §	419,689	422,837
Crossmark Holdings Inc 5.834% (USD LIBOR + 3.500%) due 12/20/19 §	356,156	198,668
CryoLife Inc Term B 6.334% (USD LIBOR + 4.000%) due 11/14/24 §	422,875	426,223
Del Monte Foods Inc 5.584% (USD LIBOR + 3.250%) due 02/18/21 §	1,031,718	868,578
Diplomat Pharmacy Inc Term B 6.600% (USD LIBOR + 4.500%) due 12/20/24 §	405,000	410,316
DJO Finance LLC 5.451% (USD LIBOR + 3.250%) due 06/08/20 §	1,701,875	1,698,684
Dole Food Co Inc Term B 4.829% (USD LIBOR + 2.750%) due 04/06/24 §	1,048,125	1,044,768
EAB Global Inc 6.253% (USD LIBOR + 3.750%) due 11/15/24 §	1,097,250	1,086,277
Electro Rent Corp 7.330% (USD LIBOR + 5.000%) due 01/31/24 §	1,817,498	1,831,129
Element Materials Technology Group US Holdings Inc Term B 5.594% (USD LIBOR + 3.500%) due 06/28/24 §	323,375	324,386
Endo Luxembourg Finance Co I SARL Term B (Luxembourg) 6.375% (USD LIBOR + 4.250%) due 04/29/24 §	4,388,212	4,367,640

	Principal Amount	Value
Envision Healthcare Corp Term B 5.100% (USD LIBOR + 3.000%) due 12/01/23 §	$2,643,110	$2,645,158
Equian LLC Term B 5.334% (USD LIBOR + 3.250%) due 05/20/24 §	371,872	371,252
Flavors Holdings Inc 8.084% (USD LIBOR + 5.750%) due 04/03/20 §	533,732	496,371
Garda World Security Corp (Canada) 5.805% (USD LIBOR + 3.500%) due 05/24/24 §	1,187,058	1,194,477
Genoa a QoL Healthcare Co LLC 5.344% (USD LIBOR + 3.250%) due 10/28/23 §	368,466	369,310
Gentiva Health Services Inc due 06/02/25 µ	1,800,000	1,791,000
GHX Ultimate Parent Corp 5.334% (USD LIBOR + 3.000%) due 06/28/24 § µ	694,500	695,368
Global Payments Inc Term B3 3.844% (USD LIBOR + 1.750%) due 04/21/23 §	293,239	293,422
Greatbatch Ltd Term B 5.300% (USD LIBOR + 3.250%) due 10/27/22 §	2,943,253	2,955,394
Grifols Worldwide Operations USA Inc 4.238% (USD LIBOR + 2.250%) due 01/31/25 §	2,073,750	2,076,127
Hearthside Food Solutions LLC Term B 5.091% (USD LIBOR + 3.000%) due 05/23/25 §	450,000	446,719
HLF Financing SARL Term B 7.594% (USD LIBOR + 5.500%) due 02/15/23 §	1,631,250	1,648,921
Horizon Pharma Inc 5.375% (USD LIBOR + 3.250%) due 03/29/24 §	2,109,906	2,109,026
IAP Worldwide Services Inc 1.459% (LIBOR + 0.750%) due 07/18/18 § Ω ±	67,948	67,962
(2nd Lien) 8.834% (USD LIBOR + 6.500%) due 07/18/19 § Ω ±	902,587	732,630
Indivior Finance SARL Term B (Luxembourg) 6.860% (USD LIBOR + 4.500%) due 12/18/22 §	721,375	720,473
Jaguar Holding Co II 4.594% (USD LIBOR + 2.500%) due 08/18/22 §	4,068,436	4,048,940
JBS USA LLC Term B 4.835% (USD LIBOR + 2.500%) due 10/30/22 §	3,460,240	3,445,461
KIK Custom Products Inc Term B 6.094% (USD LIBOR + 4.000%) due 05/15/23 § µ	2,234,890	2,228,838
Kindred Healthcare Inc 5.875% (USD LIBOR + 3.500%) due 04/09/21 §	3,072,060	3,073,943
Kinetic Concepts Inc Term B 5.584% (USD LIBOR + 3.250%) due 02/02/24 §	1,633,500	1,638,605
KUEHG Corp 6.084% (USD LIBOR + 3.750%) due 08/13/22 §	2,157,910	2,162,631
LegalZoom.com Inc 6.588% (USD LIBOR + 4.500%) due 11/21/24 §	621,842	628,837
LSC Communications Inc Term B 7.594% (USD LIBOR + 5.500%) due 09/30/22 §	575,000	576,437

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Mallinckrodt International Finance SA (Luxembourg)
Term B 5.086% (USD LIBOR + 2.750%) due 09/24/24 §	$2,619,099	$2,569,991
5.517% (USD LIBOR + 3.000%) due 02/24/25 §	723,188	713,093
MedPlast Holdings Inc due 06/01/25 µ	300,000	299,438
Monitronics International Inc Term B2 7.834% (USD LIBOR + 5.500%) due 09/30/22 §	1,834,588	1,757,191
MPH Acquisition Holdings LLC Term B 5.084% (USD LIBOR + 2.750%) due 06/07/23 §	1,393,653	1,388,319
New Millennium HoldCo Inc 8.594% (USD LIBOR + 6.500%) due 12/21/20 §	376,029	209,636
Nomad Foods Europe Midco Ltd Term B7 (United Kingdom) 4.314% (USD LIBOR + 2.250%) due 05/15/24 §	375,000	373,359
Opal Acquisition Inc Term B 7.323% (USD LIBOR + 5.250%) due 11/25/22 §	1,242,538	1,195,943
Ortho-Clinical Diagnostics SA Term B 5.336% (USD LIBOR + 3.250%) due 06/30/25 §	2,891,055	2,882,382
Parexel International Corp Term B 4.844% (USD LIBOR + 2.750%) due 09/27/24 §	2,208,313	2,199,110
PharMerica Corp 5.546% (USD LIBOR + 3.500%) due 12/06/24 §	673,313	673,172
Pinnacle Foods Finance LLC Term B 3.751% (USD LIBOR + 1.750%) due 02/02/24 §	373,957	374,488
Post Holdings Inc Series A 4.100% (USD LIBOR + 2.000%) due 05/24/24 §	1,014,750	1,012,582
Pre-Paid Legal Services Inc 5.233% (USD LIBOR + 3.250%) due 05/01/25 §	300,000	302,156
Prestige Brands Inc Term B4 4.094% (USD LIBOR + 2.000%) due 01/26/24 §	1,741,107	1,737,481
Prometric Holdings Inc 5.100% (USD LIBOR + 3.000%) due 01/29/25 §	249,375	249,219
Prospect Medical Holdings Inc Term B 7.500% (USD LIBOR + 5.500%) due 02/22/24 §	972,563	974,994
PSC Industrial Holdings Corp 5.835% (USD LIBOR + 3.750%) due 10/03/24 §	597,000	597,000
R1 RCM Inc 7.619% (USD LIBOR + 5.250%) due 04/27/25 §	350,000	350,000
RadNet Inc 6.100% (USD LIBOR + 3.750%) due 06/30/23 §	939,756	952,091
Rent-A-Center Inc Term B 5.100% (USD LIBOR + 3.000%) due 03/19/21 §	77,704	76,927
Select Medical Corp Term B 4.801% (USD LIBOR + 2.750%) due 03/01/21 §	3,974,687	3,969,719
ServiceMaster Co Term B 4.594% (USD LIBOR + 2.500%) due 11/08/23 §	1,871,500	1,875,243
SGS Cayman LP Term B (Cayman) 7.709% (USD LIBOR + 5.375%) due 04/23/21 §	163,568	157,844

	Principal Amount	Value
Supervalu Inc 5.594% (USD LIBOR + 3.500%) due 06/08/24 §	$163,594	$163,798
Term B 5.594% (USD LIBOR + 3.500%) due 06/08/24 §	272,656	272,997
Surgery Center Holdings Inc Term B 5.350% (USD LIBOR + 3.250%) due 09/02/24 §	843,625	843,362
Sutherland Global Services Inc Term B 7.709% (USD LIBOR + 5.375%) due 04/23/21 §	702,682	678,088
Syneos Health Inc Term B 4.094% (USD LIBOR + 2.000%) due 08/01/24 §	366,250	365,236
Syniverse Holdings Inc 7.046% (USD LIBOR + 5.000%) due 03/09/23 §	822,938	823,452
Team Health Holdings Inc 4.844% (USD LIBOR + 2.750%) due 02/06/24 §	1,259,063	1,218,668
Trans Union LLC Term B4 due 06/08/25 µ	275,000	274,427
US Anesthesia Partners Inc 5.094% (USD LIBOR + 3.000%) due 06/23/24 §	1,189,367	1,187,880
US Foods Inc Term B 4.094% (USD LIBOR + 2.000%) due 06/27/23 § µ	1,512,406	1,512,877
Valeant Pharmaceuticals International Inc Term B (Canada) 4.983% (USD LIBOR + 3.000%) due 06/01/25 §	5,761,607	5,750,113
WASH Multifamily Laundry Systems LLC 5.344% (USD LIBOR + 3.250%) due 05/14/22 §	1,497,660	1,501,404
Wink Holdco Inc Term B 5.094% (USD LIBOR + 3.000%) due 12/02/24 §	398,000	397,129

		124,009,488

Diversified - 0.5%

Stena International SARL Term B (Luxembourg) 5.340% (USD LIBOR + 3.000%) due 03/03/21 §	1,220,813	1,196,396
Travelport Finance SARL Term B (Luxembourg) 4.830% (USD LIBOR + 2.500%) due 03/17/25 §	1,625,000	1,621,445

		2,817,841

Energy - 3.2%

Apergy Corp 4.563% (USD LIBOR + 2.500%) due 05/09/25 §	225,000	224,719
Apro LLC Term B 6.140% (USD LIBOR + 4.000%) due 08/08/24 §	219,188	220,694
BCP Raptor LLC Term B 6.421% (USD LIBOR + 4.250%) due 06/24/24 §	594,000	583,420
Charah LLC 8.554% (USD LIBOR + 6.250%) due 10/25/24 §	451,688	458,180
Citgo Petroleum Corp Term B 5.808% (USD LIBOR + 3.500%) due 07/29/21 §	4,938,619	4,961,771
Delek US Holdings Inc Term B 4.594% (USD LIBOR + 2.500%) due 03/13/25 §	299,250	298,502

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Fieldwood Energy LLC 7.344% (USD LIBOR + 5.250%) due 04/11/22 §	$2,919,795	$2,929,526
Granite Acquisition Inc
Term B 5.808% (USD LIBOR + 3.500%) due 12/19/21 §	2,042,189	2,053,858
Term C 5.834% (USD LIBOR + 3.500%) due 12/19/21 §	92,720	93,250
Green Plains Renewable Energy Inc Term B 7.600% (USD LIBOR + 5.500%) due 08/18/23 §	843,625	856,279
McDermott Technology Americas Inc 7.094% (USD LIBOR + 5.000%) due 05/10/25 §	748,125	752,988
Medallion Midland Acquisition LLC 5.344% (USD LIBOR + 3.250%) due 10/30/24 §	522,375	516,498
MEG Energy Corp Term B (Canada) 5.600% (USD LIBOR + 3.500%) due 12/31/23 §	454,395	455,531
Murray Energy Corp Term B2 9.344% (USD LIBOR + 7.250%) due 04/16/20 §	1,510,025	1,430,749
Oxbow Carbon LLC Term B 5.844% (USD LIBOR + 3.750%) due 01/04/23 §	536,250	542,283
Sheridan Production Partners I LLC
Term B2 I-A 5.820% (USD LIBOR + 3.500%) due 10/01/19 §	163,038	144,561
Term B2 I-M 5.820% (USD LIBOR + 3.500%) due 10/01/19 §	99,585	88,298
Sonneborn LLC 5.844% (USD LIBOR + 3.750%) due 12/10/20 §	281,030	284,542
Sonneborn Refined Products BV (Netherlands) 5.844% (USD LIBOR + 3.750%) due 12/10/20 §	49,594	50,214
Thermon Industries Inc Term B 5.733% (USD LIBOR + 3.750%) due 10/24/24 §	291,688	294,240
Ultra Resources Inc 5.085% (USD LIBOR + 3.000%) due 04/12/24 §	900,000	832,050

		18,072,153

Financial - 14.2%

AlixPartners LLP Term B 4.844% (USD LIBOR + 2.750%) due 04/04/24 §	199,495	199,620
Alliant Holdings I Inc Term B 5.046% (USD LIBOR + 3.000%) due 05/09/25 §	1,292,860	1,286,321
AmWINS Group Inc Term B 4.820% (USD LIBOR + 2.750%) due 01/25/24 § µ	1,754,750	1,750,500
Aretec Group Inc
(2nd Lien) 4.796% due 05/23/21 §	2,127,718	2,134,367
Term B1 6.344% (USD LIBOR + 4.250%) due 11/23/20 §	1,466,467	1,473,799
Armor Holding II LLC 8.500% (PRIME + 3.500%) due 06/26/20 §	511,059	513,614

	Principal Amount	Value
Asurion LLC
(2nd Lien) 8.094% (USD LIBOR + 6.000%) due 08/04/25 § µ	$1,925,000	$1,945,753
Term B4 4.844% (USD LIBOR + 2.750%) due 08/04/22 §	2,829,108	2,827,693
Term B6 4.844% (USD LIBOR + 2.750%) due 11/03/23 §	1,969,466	1,969,671
Blackhawk Network Holdings Inc 5.073% (USD LIBOR + 3.000%) due 06/15/25 §	500,000	499,453
Citco Funding LLC 5.094% (USD LIBOR + 3.000%) due 03/31/22 §	3,172,527	3,176,492
Corporate Capital Trust Inc Term B 5.375% (USD LIBOR + 3.250%) due 05/20/19 §	813,875	815,910
Delos Finance SARL Term B (Luxembourg) 4.084% (USD LIBOR + 1.750%) due 10/06/23 §	2,000,000	2,002,500
Ditech Holding Corp 8.094% (USD LIBOR + 6.000%) due 06/30/22 §	2,012,962	1,936,973
DTZ US Borrower LLC 5.574% (USD LIBOR + 3.250%) due 11/04/21 §	5,360,963	5,360,963
EIG Management Co LLC Term B 6.079% (USD LIBOR + 3.750%) due 02/22/25 §	225,000	227,437
ESH Hospitality Inc Term B 4.094% (USD LIBOR + 2.000%) due 08/30/23 §	5,470,315	5,454,359
Flying Fortress Inc Term B 4.084% (USD LIBOR + 1.750%) due 10/30/22 §	2,513,333	2,521,188
Freedom Mortgage Corp 6.841% (USD LIBOR + 4.750%) due 02/23/22 §	2,788,507	2,807,678
GGP Inc Term B due 05/04/25 µ	600,000	591,225
Greenhill & Co Inc 5.829% (USD LIBOR + 3.750%) due 10/12/22 §	853,125	860,590
GreenSky Holdings LLC Term B 5.375% (USD LIBOR + 3.250%) due 03/29/25 §	1,172,063	1,182,318
GTCR Valor Cos Inc Term B1 5.584% (USD LIBOR + 3.250%) due 06/16/23 §	1,313,340	1,314,434
Guggenheim Partners LLC 4.844% (USD LIBOR + 2.750%) due 07/21/23 §	2,227,865	2,232,740
Harbourvest Partners LLC Term B 4.344% (USD LIBOR + 2.250%) due 02/20/25 §	1,637,883	1,633,789
Henry Co LLC Term B 6.094% (USD LIBOR + 4.000%) due 10/05/23 §	222,122	222,955
Hub International Ltd Term B 5.360% (USD LIBOR + 3.000%) due 04/25/25 §	3,050,000	3,034,003
IG Investment Holdings LLC 5.693% (USD LIBOR + 3.500%) due 05/18/25 §	1,207,585	1,208,718
Iron Mountain Inc Term B 3.844% (USD LIBOR + 1.750%) due 01/02/26 §	698,250	684,285

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
LPL Holdings Inc Term B 4.489% (USD LIBOR + 2.250%) due 09/23/24 §	$1,188,891	$1,190,748
LSF9 Atlantis Holdings LLC 8.001% (USD LIBOR + 6.000%) due 05/01/23 §	988,197	976,667
MGM Growth Properties Operating Partnership LP Term B 4.094% (USD LIBOR + 2.000%) due 04/25/23 §	4,341,437	4,342,340
MIP Delaware LLC Term B1 5.334% (USD LIBOR + 3.000%) due 03/09/20 §	121,676	122,208
NXT Capital Inc 5.600% (USD LIBOR + 3.500%) due 11/22/22 §	1,601,242	1,607,247
Ocwen Financial Corp Term B 7.085% (USD LIBOR + 5.000%) due 12/05/20 §	179,011	180,018
Oz Management LP 7.125% (USD LIBOR + 4.750%) due 04/11/23 §	320,000	321,600
PGX Holdings Inc 7.350% (USD LIBOR + 5.250%) due 09/29/20 §	403,616	395,291
Quality Care Properties Inc 7.344% (USD LIBOR + 5.250%) due 10/31/22 §	1,477,500	1,492,275
RE/MAX International Inc Term B 4.844% (USD LIBOR + 2.750%) due 12/15/23 §	1,743,497	1,751,125
RHP Hotel Properties LP Term B 4.060% (USD LIBOR + 2.000%) due 05/11/24 §	867,991	868,714
Salient Partners LP 10.588% (USD LIBOR + 8.500%) due 05/19/21 §	585,375	576,594
Sedgwick Claims Management Services Inc 4.844% (USD LIBOR + 2.750%) due 03/01/21 §	922,597	919,022
Sheridan Investment Partners II LP
Term A 5.810% (USD LIBOR + 3.500%) due 12/16/20 §	75,292	67,951
Term B 5.810% (USD LIBOR + 3.500%) due 12/16/20 §	541,253	488,481
Term M 5.810% (USD LIBOR + 3.500%) due 12/16/20 §	28,080	25,342
Sheridan Production Partners I LLC Term B2 5.820% (USD LIBOR + 3.500%) due 10/01/19 §	1,230,401	1,090,956
TKC Holdings Inc 5.850% (USD LIBOR + 3.750%) due 02/01/23 §	317,945	318,541
USI Inc 5.334% (USD LIBOR + 3.000%) due 05/16/24 §	1,885,750	1,877,028
Vantiv LLC Term B3 due 10/14/23 µ	433,490	433,490
Term B4 due 08/09/24 µ	699,125	698,415
VF Holding Corp 5.344% (USD LIBOR + 3.250%) due 06/30/23 §	2,905,781	2,913,045
Victory Capital Management Inc Term B 5.084% (USD LIBOR + 2.750%) due 02/12/25 §	229,167	228,880
Virtus Investment Partners Inc 4.585% (USD LIBOR + 2.500%) due 06/01/24 §	322,563	321,353

	Principal Amount	Value
Walker & Dunlop Inc Term B 5.094% (USD LIBOR + 3.000%) due 12/11/20 §	$2,944,024	$2,966,105
Werner FinCo LP 5.983% (USD LIBOR + 4.000%) due 07/24/24 §	1,144,998	1,147,861

		79,190,645

Industrial - 13.1%

Accudyne Industries LLC 5.344% (USD LIBOR + 3.250%) due 08/18/24 §	571,545	571,486
AI Ladder (Luxembourg) Subco SRL (Luxembourg) due 05/01/25 µ	225,000	225,000
Ameriforge Group Inc 5.167% (LIBOR + 1.000%) due 06/08/22 §	357,422	360,103
Apex Tool Group LLC Term B 5.844% (USD LIBOR + 3.750%) due 02/01/22 §	1,999,688	2,004,865
Atkore International Inc 5.090% (USD LIBOR + 2.750%) due 12/22/23 §	323,375	323,658
Avolon SARL Term B3 4.088% (USD LIBOR + 2.000%) due 01/15/25 §	4,018,356	3,976,364
Brand Energy & Infrastructure Services Inc 6.611% (USD LIBOR + 4.250%) due 06/21/24 §	743,244	745,482
BWAY Holding Co Term B 5.588% (USD LIBOR + 3.250%) due 04/03/24 §	594,000	595,300
Celestica Inc (Canada) due 06/14/25 µ	250,000	250,312
Clark Equipment Co Term B 4.334% (USD LIBOR + 2.000%) due 05/18/24 §	1,153,352	1,147,405
Consolidated Container Co LLC 4.844% (USD LIBOR + 2.750%) due 05/22/24 §	645,133	647,452
Core & Main LP Term B 5.253% (USD LIBOR + 3.000%) due 08/01/24 §	646,750	649,445
CPG International Inc 6.251% (USD LIBOR + 3.750%) due 05/03/24 §	1,927,030	1,930,644
CPM Holdings Inc Term B 5.594% (USD LIBOR + 3.500%) due 04/11/22 §	479,025	483,965
Crown Americas LLC Term B 4.312% (USD LIBOR + 2.000%) due 01/29/25 §	525,000	526,349
CTC AcquiCo GmbH Term B2 (Germany) 5.568% (USD LIBOR + 3.250%) due 03/07/25 §	975,000	972,562
Dayco Products LLC Term B 6.557% (USD LIBOR + 4.250%) due 05/19/23 §	643,500	645,913
Delachaux SA Term B2 (France) 5.834% (USD LIBOR + 3.500%) due 10/28/21 §	317,878	318,672
DXP Enterprises Inc Term B 6.844% (USD LIBOR + 4.750%) due 08/29/23 §	421,813	424,185
Dynacast International LLC Term B2 5.584% (USD LIBOR + 3.250%) due 01/28/22 §	878,149	881,442
Energizer Holdings Inc Term B due 06/30/25 µ	325,000	325,948

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
EnergySolutions LLC Term B 6.084% (USD LIBOR + 3.750%) due 05/09/25 §	$750,000	$753,516
Engineered Machinery Holdings Inc 5.584% (USD LIBOR + 3.250%) due 07/19/24 §	273,625	273,625
EWT Holdings III Corp 5.094% (USD LIBOR + 3.000%) due 12/20/24 §	2,440,213	2,444,789
Expera Specialty Solutions LLC Term B 6.344% (USD LIBOR + 4.250%) due 11/03/23 §	636,526	642,891
Filtration Group Corp 5.094% (USD LIBOR + 3.000%) due 03/29/25 §	997,500	999,474
Flex Acquisition Co Inc 5.308% (USD LIBOR + 3.000%) due 12/29/23 §	2,920,500	2,915,547
5.751% (USD LIBOR + 3.250%) due 06/29/25 §	900,000	902,250
Gardner Denver Inc Term B 4.844% (USD LIBOR + 2.750%) due 07/30/24 §	1,006,180	1,008,947
Gates Global LLC Term B 5.084% (USD LIBOR + 2.750%) due 04/01/24 §	3,260,053	3,263,450
Gemini HDPE LLC Term B 4.859% (USD LIBOR + 2.500%) due 08/07/24 §	358,352	358,054
GFL Environmental Inc Term B (Canada) 5.084% (USD LIBOR + 2.750%) due 05/30/25 §	1,334,254	1,327,583
Global Brass & Copper Inc Term B 4.625% (USD LIBOR + 2.500%) due 05/24/25 §	515,813	517,102
Hanjin International Corp Term B 4.855% (USD LIBOR + 2.500%) due 10/18/20 §	425,000	425,531
IBC Capital Ltd (Cayman) 6.085% (USD LIBOR + 3.750%) due 09/11/23 §	374,063	374,998
Milacron LLC Term B 4.594% (USD LIBOR + 2.500%) due 09/28/23 §	1,640,103	1,637,028
Multi Color Corp Term B 4.344% (USD LIBOR + 2.250%) due 10/31/24 §	273,625	273,967
Neenah Foundry Co 8.634% (USD LIBOR + 6.500%) due 12/13/22 §	682,500	679,087
Paladin Brands Holding Inc Term B 7.834% (USD LIBOR + 5.500%) due 08/15/22 §	1,040,533	1,047,037
Pelican Products Inc 5.483% (USD LIBOR + 3.500%) due 05/01/25 §	375,000	375,586
Penn Engineering & Manufacturing Corp Term B 4.844% (USD LIBOR + 2.750%) due 06/27/24 §	694,241	694,241
Pro Mach Group Inc Term B 5.025% (USD LIBOR + 3.000%) due 03/07/25 §	199,500	197,430
Quikrete Holdings Inc 4.844% (USD LIBOR + 2.750%) due 11/15/23 §	2,556,752	2,549,650
Reynolds Group Holdings Inc 4.844% (USD LIBOR + 2.750%) due 02/05/23 §	3,992,581	3,992,026

	Principal Amount	Value
Robertshaw US Holding Corp 5.625% (USD LIBOR + 3.500%) due 02/28/25 §	$498,750	$498,750
SIG Combibloc US Acquisition Inc 4.844% (USD LIBOR + 2.750%) due 03/13/22 §	2,638,330	2,642,039
Southwire Co Term B 4.085% (USD LIBOR + 2.000%) due 05/15/25 §	375,000	375,586
Spectrum Holdings III Corp 5.344% (USD LIBOR + 3.250%) due 01/31/25 §	295,011	294,642
Summit Materials Cos I LLC Term B 4.094% (USD LIBOR + 2.000%) due 11/21/24 §	1,293,500	1,292,530
Tecomet Inc 5.511% (USD LIBOR + 3.500%) due 05/01/24 §	2,895,750	2,908,419
Titan Acquisition Ltd Term B (United Kingdom) 5.094% (USD LIBOR + 3.000%) due 03/28/25 §	2,418,938	2,388,701
TransDigm Inc
Term F 4.594% (USD LIBOR + 2.500%) due 06/09/23 §	3,862,992	3,852,129
Term G 4.594% (USD LIBOR + 2.500%) due 08/22/24 §	1,810,137	1,801,893
Trident TPI Holdings Inc Term B1 5.344% (USD LIBOR + 3.250%) due 10/17/24 §	547,998	545,258
Trinseo Materials Operating S.C.A. (Luxembourg) 4.094% (USD LIBOR + 2.000%) due 09/09/24 §	1,702,138	1,701,074
TTM Technologies Inc 4.483% (USD LIBOR + 2.500%) due 09/28/24 §	275,000	276,031
USIC Holdings Inc
Term B 5.344% (USD LIBOR + 3.250%) due 12/08/23 § µ	249,292	250,850
Term B1 due 12/08/23 µ	16,297	16,399
Waterjet Holdings Inc 5.153% (USD LIBOR + 3.000%) due 04/03/25 §	150,000	149,625
Welbilt Inc Term B 4.844% (USD LIBOR + 2.750%) due 03/03/23 §	752,308	753,229
Wesco Aircraft Hardware Corp Term A 5.100% (USD LIBOR + 3.000%) due 10/04/21 §	935,313	923,621
WireCo WorldGroup Inc 7.094% (USD LIBOR + 5.000%) due 09/30/23 §	368,438	371,387
WP CPP Holdings LLC 6.280% (USD LIBOR + 3.750%) due 04/30/25 §	250,000	251,281
Wrangler Buyer Corp Term B 4.844% (USD LIBOR + 2.750%) due 09/27/24 §	547,499	547,157
XPO Logistics Inc Term B 4.091% (USD LIBOR + 2.000%) due 02/24/25 §	500,000	497,155
Zekelman Industries Inc Term B 4.582% (USD LIBOR + 2.250%) due 06/14/21 §	5,210,857	5,184,803

		73,182,920

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Technology - 9.3%

Almonde Inc 5.807% (USD LIBOR + 3.500%) due 06/13/24 §	$1,612,813	$1,586,806
Applied Systems Inc 5.334% (USD LIBOR + 3.000%) due 09/19/24 §	1,885,750	1,890,611
Aptean Inc 6.590% (USD LIBOR + 4.250%) due 12/20/22 §	913,438	914,437
Ascend Learning LLC Term B 5.094% (USD LIBOR + 3.000%) due 07/12/24 §	918,063	918,407
Avast Software BV Term B (Netherlands) 4.834% (USD LIBOR + 2.500%) due 09/30/23 §	1,123,383	1,125,691
Barracuda Networks Inc 5.307% (USD LIBOR + 3.250%) due 02/12/25 §	325,000	324,188
BMC Software Finance Inc due 06/26/25 µ	1,800,000	1,790,168
Bright Bidco BV Term B (Netherlands) 5.757% (USD LIBOR + 3.500%) due 06/30/24 §	1,015,517	1,015,517
Ceridian HCM Holding Inc Term B 5.344% (USD LIBOR + 3.250%) due 04/05/25 §	900,000	900,375
Cypress Semiconductor Corp Term B 4.350% (USD LIBOR + 2.250%) due 07/05/21 §	622,814	625,279
DigiCert Inc Term B1 6.844% (USD LIBOR + 4.750%) due 10/31/24 §	1,197,000	1,197,260
Donnelley Financial Solutions Inc Term B 4.981% (USD LIBOR + 3.000%) due 10/02/23 §	2,096,527	2,101,768
Entegris Inc Term B 4.344% (USD LIBOR + 2.250%) due 04/30/21 §	94,652	95,125
Epicor Software Corp 5.350% (USD LIBOR + 3.250%) due 06/01/22 §	174,103	173,994
Exact Merger Sub LLC 6.584% (USD LIBOR + 4.250%) due 09/27/24 §	521,063	523,668
Flexera Software LLC 5.350% (USD LIBOR + 3.250%) due 02/26/25 §	199,500	199,791
Harland Clarke Holdings Corp Term B7 7.084% (USD LIBOR + 4.750%) due 11/03/23 §	1,028,913	1,006,277
Infor US Inc Term B6 4.844% (USD LIBOR + 2.750%) due 02/01/22 §	3,389,579	3,378,139
Informatica LLC 5.344% (USD LIBOR + 3.250%) due 08/05/22 §	4,175,648	4,188,325
Inovalon Holdings Inc Term B 5.563% (USD LIBOR + 3.500%) due 04/02/25 §	750,000	731,719
Kronos Inc Term B 5.358% (USD LIBOR + 3.000%) due 11/01/23 §	5,609,261	5,608,621
Lattice Semiconductor Corp 6.275% (USD LIBOR + 4.250%) due 03/10/21 §	379,007	380,428
MA Finance Co LLC
Term B2 4.594% (USD LIBOR + 2.500%) due 11/19/21 §	2,931,041	2,916,019

	Principal Amount	Value
Term B3 4.844% (USD LIBOR + 2.750%) due 06/21/24 §	$299,125	$297,349
MACOM Technology Solutions Holdings Inc 4.344% (USD LIBOR + 2.250%) due 05/17/24 §	902,285	891,383
Microchip Technology Inc Term B 4.100% (USD LIBOR + 2.000%) due 05/29/25 §	1,625,000	1,629,063
Mitel Networks Corp Term B (Canada) 5.844% (USD LIBOR + 3.750%) due 09/25/23 §	350,812	351,251
MTS Systems Corp Term B 5.340% (USD LIBOR + 3.250%) due 07/05/23 §	704,059	710,219
Navicure Inc Term B 5.844% (USD LIBOR + 3.750%) due 11/01/24 §	522,375	522,375
Renaissance Holding Corp 5.584% (USD LIBOR + 3.250%) due 05/30/25 §	750,000	747,665
Rocket Software Inc 6.084% (USD LIBOR + 3.750%) due 10/14/23 §	786,900	792,408
Seattle Spinco Inc Term B3 4.844% (USD LIBOR + 2.750%) due 06/21/24 §	2,020,063	2,018,380
SkillSoft Corp 6.844% (USD LIBOR + 4.750%) due 04/28/21 §	2,747,790	2,604,677
SolarWinds Holdings Inc Term B 5.094% (USD LIBOR + 3.000%) due 02/05/24 §	970,125	972,416
Solera LLC Term B 4.844% (USD LIBOR + 2.750%) due 03/03/23 §	671,565	670,625
Sound Inpatient Physicians due 06/05/25 µ	300,000	300,750
SS&C Technologies Holdings Europe SARL Term B4 (Luxembourg) 4.594% (USD LIBOR + 2.500%) due 04/16/25 §	325,104	325,795
SS&C Technologies Inc Term B3 4.594% (USD LIBOR + 2.500%) due 04/16/25 §	859,351	861,177
Tibco Software Inc Term B 5.600% (USD LIBOR + 3.500%) due 12/04/20 §	470,226	472,430
Veritas Bermuda Ltd Term B 6.654% (USD LIBOR + 4.500%) due 01/27/23 §	1,321,019	1,213,961
Vero Parent Inc Term B 7.094% (USD LIBOR + 5.000%) due 08/16/24 §	1,240,625	1,244,037
Wall Street Systems Delaware Inc Term B 5.094% (USD LIBOR + 3.000%) due 11/21/24 §	1,616,875	1,615,864

		51,834,438

Utilities - 1.3%

Calpine Construction Finance Co LP Term B 4.594% (USD LIBOR + 2.500%) due 01/15/25 §	291,943	291,152
Calpine Corp
Term B5 4.840% (USD LIBOR + 2.500%) due 01/15/24 §	3,554,417	3,552,615
Term B8 3.850% (USD LIBOR + 1.750%) due 12/31/19 §	296,250	296,276

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Invenergy Thermal Operating I LLC Term B 7.834% (USD LIBOR + 5.500%) due 10/19/22 §	$388,052	$388,294
Longview Power LLC Term B 8.360% (USD LIBOR + 6.000%) due 04/13/21 §	1,188,250	1,041,700
Talen Energy Supply LLC Term B2 6.094% (USD LIBOR + 4.000%) due 04/15/24 §	443,025	445,056
The Dayton Power & Light Co Term B 4.100% (USD LIBOR + 2.000%) due 08/24/22 §	344,750	346,258
Vistra Energy Corp Term B3 4.067% (USD LIBOR + 2.000%) due 12/31/25 §	675,000	671,045

		7,032,396

Total Senior Loan Notes (Cost $518,570,260)		513,579,663

SHORT-TERM INVESTMENT - 3.8%

Repurchase Agreement - 3.8%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $20,911,591; collateralized by U.S. Treasury Notes: 2.625% due 11/15/20 and value $21,332,033)	20,910,981	20,910,981

Total Short-Term Investment (Cost $20,910,981)		20,910,981

TOTAL INVESTMENTS - 101.7% (Cost $567,971,899)		566,672,796

OTHER ASSETS & LIABILITIES, NET - (1.7%)		(9,386,352)

NET ASSETS - 100.0%		$557,286,444

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	23.6%
Financial	14.9%
Communications	14.1%
Industrial	13.7%
Consumer, Cyclical	12.0%
Technology	9.5%
Energy	4.2%
Basic Materials	3.9%
Short-Term Investment	3.8%
Others (each less than 3.0%)	2.0%

	101.7%
Other Assets & Liabilities, Net	(1.7%	)

	100.0%

(b)

Investments with a total aggregate value of $6,346,980 or 1.0% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Investments with a total aggregate value of $1,159,043 or 0.2% of the Fund’s net assets were in default as of June 30, 2018.

(d)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
CFSP Acquisition Corp	$41,311	$41,101	($210)
GFL Environmental Inc	165,746	164,917	(829)
IAP Worldwide Services Inc Ω	611,535	611,657	122
Spectrum Holdings III Corp	29,215	29,213	(2)
Virtus Investment Partners Inc	150,000	149,438	(562)

	$997,807	$996,326	($1,481)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$14,500	$14,500	$-	$-
	Communications	710,128	361,214	-	348,914
	Consumer, Non-Cyclical	1,411,231	-	-	1,411,231
	Energy	844,430	-	21,932	822,498
	Financial	2,354,521	-	-	2,354,521
	Industrial	789,140	-	-	789,140
	Utilities	13,780	-	-	13,780

	Total Common Stocks	6,137,730	375,714	21,932	5,740,084

	Corporate Bonds & Notes	26,044,422	-	26,044,422	-
	Senior Loan Notes	513,579,663	-	510,391,356	3,188,307
	Short-Term Investment	20,910,981	-	20,910,981	-
	Unfunded Loan Commitments (1)	996,326	-	384,669	611,657

	Total	$567,669,122	$375,714	$557,753,360	$9,540,048

(1)	See note (d) in Notes to Schedule of Investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2018:

	Common Stocks	Senior Loan Notes and Unfunded Loan Commitments	Total
Value, Beginning of Year	$1,260,555	$8,474,540	$9,735,095
Purchases	152,797	2,976	155,773
Sales (Includes Paydowns)	-	(3,967,282)	(3,967,282)
Accrued Discounts (Premiums)	-	25,335	25,335
Net Realized Gains (Losses)	-	(353,241)	(353,241)
Change in Net Unrealized Appreciation (Depreciation)	284,675	1,317,894	1,602,569
Transfers In	4,042,057	-	4,042,057
Transfers Out	-	(1,700,258)	(1,700,258)

Value, End of Period	$5,740,084	$3,799,964	$9,540,048

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$284,675	$496,948	$781,623

Additional information about Level 3 fair value measurements as of June 30, 2018 was as follows:

	Value at 06/30/18	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Common Stocks	$2,547,017	Discounted Cash Flow	Discount for lack of marketability	20.0%	N/A
			Projected revenue growth	3.9%	N/A
			Projected EBITDA growth	4.7%	N/A
			Discount rate	8.6%	N/A
			EBITDA Multiple	7.0	N/A
		Enterprise value	Estimated enterprise value	$450 Million	N/A
		Liquidation Sales Analysis	Cumulative expected after tax proceeds	145.6	N/A
			Discount for lack of marketability	20.0%	N/A
		Other	Indicative share purchase price	80.0	N/A
			Discount for lack of marketability	15.0%	N/A
Senior Loan Notes & Unfunded Loan Commitments	3,799,964	Liquidation Sales Analysis	Estimated amount of liquidation proceeds	31.9	N/A
			Estimated recovery percentage	50.9%	N/A
		Discounted Cash Flow	Discount for lack of marketability	40.0%	N/A
			Projected revenue growth	0.0%	N/A
			Projected EBITDA growth	0.0%	N/A
			Discount rate	8.0%	N/A
			EBITDA Multiple	4.5	N/A
		Matrix Model	Spread	300.0	N/A
			Average Life	3.0	N/A
			Discount for lack of marketability	10.0%	N/A
		Demand Yield Model	Spread to LIBOR	(2.6%) - (5.3%)	(3.8%)
			Discount for lack of marketability	20.0%	N/A

A significant increase in the discount for lack of marketability, probability of default, or spread to LIBOR and discount rate could result in a decrease to the fair value measurement. A significant increase in estimated liquidation value, projected revenue growth, projected EBITDA growth/margin, or EBITDA multiples could result in an increase to the fair value measurement. Conversely, significant movements in the opposite direction in each of these unobservable inputs could have the inverse effect on the fair value measurement.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan underlying such senior loan note relative to yields on other senior loan notes issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

All other significant unobservable inputs with a total aggregate value of $3,193,067 in common stocks were provided by a single broker quote.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.7%

Basic Materials - 0.2%

Constellium NV ‘A’ *	181,179	$1,866,144

Consumer, Cyclical - 1.4%

Cedar Fair LP	45,330	2,856,243
Las Vegas Sands Corp	17,800	1,359,208
Modular Space Corp * ±	391,484	8,221,164
Mohawk Industries Inc *	5,494	1,177,199
Six Flags Entertainment Corp	44,476	3,115,544

		16,729,358

Financial - 0.5%

Bank of America Corp	62,070	1,749,753
Outfront Media Inc REIT	65,030	1,264,834
The PNC Financial Services Group Inc	7,500	1,013,250
Wells Fargo & Co	23,850	1,322,244

		5,350,081

Industrial - 0.6%

ADT Inc	126,790	1,096,734
Allegion PLC	54,677	4,229,813
Xylem Inc	34,125	2,299,342

		7,625,889

Total Common Stocks (Cost $27,033,261)		31,571,472

EXCHANGE-TRADED FUND - 0.7%

SPDR Bloomberg Barclays High Yield Bond	241,000	8,550,680

Total Exchange-Traded Fund (Cost $8,556,343)		8,550,680

	Principal Amount

CORPORATE BONDS & NOTES - 85.2%

Basic Materials - 3.1%

Alcoa Nederland Holding BV
6.125% due 05/15/28 ~	$1,525,000	1,538,344
7.000% due 09/30/26 ~	3,557,000	3,788,205
Aleris International Inc 10.750% due 07/15/23 ~	275,000	277,406
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	6,725,000	6,388,750
Blue Cube Spinco Inc 9.750% due 10/15/23	5,100,000	5,788,500
Constellium NV
5.875% due 02/15/26 ~	500,000	483,750
6.625% due 03/01/25 ~	5,750,000	5,807,442
Freeport-McMoRan Inc 3.550% due 03/01/22	2,050,000	1,952,625
Hexion Inc
6.625% due 04/15/20	925,000	868,483
10.375% due 02/01/22 ~	2,900,000	2,856,500
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	3,100,000	3,123,250
Olin Corp 5.000% due 02/01/30	3,975,000	3,771,281

		36,644,536

	Principal Amount	Value
Communications - 11.9%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	$2,475,000	$2,400,007
Altice France SA (France) 7.375% due 05/01/26 ~	4,075,000	3,999,409
Altice US Finance I Corp 5.500% due 05/15/26 ~	3,350,000	3,241,125
CCO Holdings LLC
5.750% due 09/01/23	3,050,000	3,080,500
5.875% due 04/01/24 ~	6,950,000	7,002,125
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	2,600,000	2,596,750
7.500% due 04/01/28 ~	625,000	635,750
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	2,568,000	2,632,200
7.625% due 03/15/20	2,625,000	2,619,199
CommScope Technologies LLC 6.000% due 06/15/25 ~	3,050,000	3,130,062
CSC Holdings LLC
5.375% due 02/01/28 ~	650,000	602,875
6.625% due 10/15/25 ~	6,400,000	6,568,000
10.875% due 10/15/25 ~	2,185,000	2,524,330
DISH DBS Corp 5.875% due 11/15/24	2,000,000	1,700,000
Frontier Communications Corp
8.500% due 04/01/26 ~	900,000	871,875
10.500% due 09/15/22	2,250,000	2,053,125
Intelsat Connect Finance SA (Luxembourg) 12.500% due 04/01/22 ~	1,133,000	1,124,163
Intelsat Jackson Holdings SA (Luxembourg)
7.250% due 10/15/20	5,850,000	5,850,000
8.000% due 02/15/24 ~	1,700,000	1,789,250
Lamar Media Corp 5.750% due 02/01/26	4,025,000	4,110,531
Level 3 Financing Inc
5.250% due 03/15/26	6,990,000	6,665,664
5.375% due 01/15/24	4,040,000	3,969,300
Level 3 Parent LLC 5.750% due 12/01/22	2,500,000	2,506,250
Outfront Media Capital LLC
5.250% due 02/15/22	2,375,000	2,409,461
5.625% due 02/15/24	1,250,000	1,269,650
5.875% due 03/15/25	8,274,000	8,372,461
Radiate Holdco LLC 6.875% due 02/15/23 ~	3,500,000	3,377,500
Sprint Capital Corp
6.875% due 11/15/28	1,750,000	1,684,375
8.750% due 03/15/32	2,350,000	2,520,375
Sprint Corp
7.250% due 09/15/21	11,200,000	11,676,000
7.625% due 02/15/25	12,450,000	12,792,375
7.625% due 03/01/26	1,200,000	1,225,500
T-Mobile USA Inc
4.500% due 02/01/26	375,000	350,625
5.125% due 04/15/25	1,900,000	1,914,250
6.000% due 04/15/24	900,000	933,750
6.375% due 03/01/25	3,250,000	3,380,000
6.500% due 01/15/26	6,000,000	6,193,200
Townsquare Media Inc 6.500% due 04/01/23 ~	4,049,000	3,659,284
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	8,850,000	8,306,610

		141,737,906

Consumer, Cyclical - 17.0%

Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	1,733,857	1,769,132
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	4,203,159	4,294,704
5.625% due 07/15/22 ~	1,364,860	1,392,157

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
American Axle & Manufacturing Inc
6.250% due 04/01/25	$2,175,000	$2,166,844
6.250% due 03/15/26	2,600,000	2,541,500
6.500% due 04/01/27	1,400,000	1,384,250
Aramark Services Inc 5.000% due 04/01/25 ~	5,775,000	5,760,562
AV Homes Inc 6.625% due 05/15/22	5,421,000	5,603,959
Beazer Homes USA Inc
5.750% due 06/15/19	714,000	730,386
5.875% due 10/15/27	5,775,000	5,059,015
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	6,025,000	5,716,219
Carrols Restaurant Group Inc 8.000% due 05/01/22	4,075,000	4,258,375
CCM Merger Inc 6.000% due 03/15/22 ~	825,000	841,748
CEC Entertainment Inc 8.000% due 02/15/22	4,350,000	3,849,750
Cedar Fair LP 5.375% due 06/01/24	9,825,000	9,972,375
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	6,125,000	5,857,031
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	3,500,000	3,587,500
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	3,475,000	3,674,812
Golden Nugget Inc
6.750% due 10/15/24 ~	8,450,000	8,472,646
8.750% due 10/01/25 ~	5,625,000	5,792,119
Hilton Domestic Operating Co Inc 5.125% due 05/01/26 ~	2,000,000	1,975,000
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	4,100,000	4,197,375
IHO Verwaltungs GmbH (Germany)
4.125% Cash or 4.875 PIK due 09/15/21 ~	800,000	790,000
4.750% Cash or 5.500 PIK due 09/15/26 ~	5,600,000	5,285,000
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	175,000	183,313
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	4,150,000	4,222,625
L Brands Inc
5.250% due 02/01/28	3,800,000	3,382,000
6.950% due 03/01/33	2,075,000	1,857,125
Lennar Corp
4.750% due 05/30/25	3,650,000	3,545,063
4.750% due 11/29/27	5,250,000	4,933,425
4.875% due 12/15/23	1,500,000	1,500,000
5.375% due 10/01/22	4,770,000	4,889,250
6.250% due 12/15/21	4,000,000	4,210,000
Lithia Motors Inc 5.250% due 08/01/25 ~	5,770,000	5,640,175
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	6,600,000	6,732,000
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	5,275,000	5,198,829
Mattel Inc
3.150% due 03/15/23	1,050,000	926,625
5.450% due 11/01/41	2,500,000	2,031,250
6.750% due 12/31/25 ~	7,025,000	6,858,156
Merlin Entertainments PLC (United Kingdom) 5.750% due 06/15/26 ~	5,225,000	5,316,960
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	1,560,000	1,039,350
New Red Finance Inc (Canada) 5.000% due 10/15/25 ~	7,150,000	6,801,080

	Principal Amount	Value
Norwegian Air Shuttle Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	$1,186,706	$1,232,691
Party City Holdings Inc 6.125% due 08/15/23 ~	5,000,000	5,050,000
Scientific Games International Inc
5.000% due 10/15/25 ~	4,850,000	4,631,750
10.000% due 12/01/22	1,550,000	1,656,563
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	7,000,000	6,819,400
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	650,000	658,125
Tesla Inc 5.300% due 08/15/25 ~	9,150,000	8,177,812
The Men’s Wearhouse Inc 7.000% due 07/01/22	3,525,000	3,657,187
United Airlines Pass-Through Trust ‘B’ 4.625% due 03/03/24	1,453,132	1,457,673
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	3,721,705	3,809,983
Viking Cruises Ltd 5.875% due 09/15/27 ~	1,375,000	1,302,813
VOC Escrow Ltd 5.000% due 02/15/28 ~	1,250,000	1,187,138

		203,880,820

Consumer, Non-Cyclical - 12.7%

Ahern Rentals Inc 7.375% due 05/15/23 ~	12,005,000	11,764,900
Albertsons Cos Inc 6.085% (USD LIBOR + 3.750%) due 01/15/24 § ~	1,100,000	1,105,500
B&G Foods Inc 5.250% due 04/01/25	5,800,000	5,481,000
CHS/Community Health Systems Inc 5.125% due 08/01/21	7,175,000	6,672,750
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	3,800,000	3,848,260
General Mills Inc 3.700% due 10/17/23	2,000,000	1,981,247
HCA Inc
5.250% due 04/15/25	21,675,000	21,729,187
5.250% due 06/15/26	2,450,000	2,439,465
Herc Rentals Inc
7.500% due 06/01/22 ~	2,800,000	2,975,000
7.750% due 06/01/24 ~	2,500,000	2,681,250
IHS Markit Ltd
4.750% due 02/15/25 ~	1,500,000	1,488,750
5.000% due 11/01/22 ~	5,275,000	5,347,531
Jaguar Holding Co II 6.375% due 08/01/23 ~	2,175,000	2,169,998
JBS Investments GmbH (Brazil)
7.250% due 04/03/24 ~	2,500,000	2,430,725
7.750% due 10/28/20 ~	3,725,000	3,804,156
JBS USA LUX SA (Brazil)
5.875% due 07/15/24 ~	3,500,000	3,355,625
7.250% due 06/01/21 ~	1,050,000	1,065,750
MEDNAX Inc 5.250% due 12/01/23 ~	4,625,000	4,544,063
Pilgrim’s Pride Corp
5.750% due 03/15/25 ~	1,025,000	986,563
5.875% due 09/30/27 ~	1,850,000	1,720,500
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	4,797,000	5,132,790
Tenet Healthcare Corp
5.125% due 05/01/25 ~	3,325,000	3,173,297
6.750% due 02/01/20	2,750,000	2,832,500
6.750% due 06/15/23	3,625,000	3,620,469

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Teva Pharmaceutical Finance Co BV (Israel) 3.650% due 11/10/21	$1,965,000	$1,883,180
Teva Pharmaceutical Finance Netherlands III BV (Israel)
2.200% due 07/21/21	5,875,000	5,452,788
6.000% due 04/15/24	650,000	649,891
The ADT Corp 6.250% due 10/15/21	6,575,000	6,838,000
TMS International Corp 7.250% due 08/15/25 ~	6,375,000	6,534,375
United Rentals North America Inc 5.500% due 05/15/27	3,475,000	3,379,438
Valeant Pharmaceuticals International
7.250% due 07/15/22 ~	3,450,000	3,533,352
8.500% due 01/31/27 ~	1,250,000	1,271,875
9.250% due 04/01/26 ~	600,000	624,750
Valeant Pharmaceuticals International Inc
5.500% due 11/01/25 ~	4,675,000	4,624,744
5.875% due 05/15/23 ~	4,250,000	4,008,281
6.125% due 04/15/25 ~	1,000,000	925,000
7.500% due 07/15/21 ~	9,125,000	9,284,687
9.000% due 12/15/25 ~	625,000	650,781

		152,012,418

Energy - 14.0%

Andeavor Logistics LP 5.250% due 01/15/25	3,675,000	3,771,028
Calfrac Holdings LP (Canada) 8.500% due 06/15/26 ~	5,150,000	5,182,187
Callon Petroleum Co
6.125% due 10/01/24	6,600,000	6,715,500
6.375% due 07/01/26 ~	1,200,000	1,207,500
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27	725,000	721,375
5.875% due 03/31/25	2,475,000	2,583,281
7.000% due 06/30/24	1,100,000	1,203,125
Cheniere Energy Partners LP 5.250% due 10/01/25 ~	5,025,000	4,914,199
Chesapeake Energy Corp
8.000% due 12/15/22 ~	1,039,000	1,094,535
8.000% due 01/15/25	2,800,000	2,858,660
8.000% due 06/15/27	700,000	714,000
Crestwood Midstream Partners LP
5.750% due 04/01/25	1,350,000	1,353,375
6.250% due 04/01/23	5,000,000	5,125,000
Denbury Resources Inc
5.500% due 05/01/22	1,220,000	1,128,500
9.250% due 03/31/22 ~	3,325,000	3,532,813
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	2,225,000	2,163,813
5.750% due 01/30/28 ~	3,875,000	3,792,656
Energy Transfer Equity LP
4.250% due 03/15/23	1,375,000	1,330,326
5.875% due 01/15/24	3,725,000	3,827,438
Ensco PLC
5.750% due 10/01/44	1,450,000	1,029,500
7.750% due 02/01/26	400,000	379,380
8.000% due 01/31/24	837,000	845,370
EP Energy LLC
7.750% due 09/01/22	1,725,000	1,371,375
7.750% due 05/15/26 ~	3,625,000	3,715,625
Halcon Resources Corp 6.750% due 02/15/25	4,700,000	4,418,000
Jagged Peak Energy LLC 5.875% due 05/01/26 ~	4,975,000	4,887,937
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	5,950,000	5,836,414
Noble Holding International Ltd (United Kingdom) 7.750% due 01/15/24	1,240,000	1,181,100

	Principal Amount	Value
Oasis Petroleum Inc 6.250% due 05/01/26 ~	$5,250,000	$5,309,062
Parsley Energy LLC
5.375% due 01/15/25 ~	5,750,000	5,735,625
5.625% due 10/15/27 ~	300,000	298,500
Precision Drilling Corp (Canada) 7.750% due 12/15/23	4,350,000	4,600,125
Range Resources Corp 5.875% due 07/01/22	5,900,000	6,003,250
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	5,975,000	6,362,248
Sanchez Energy Corp
6.125% due 01/15/23	6,600,000	4,504,500
7.250% due 02/15/23 ~	2,075,000	2,062,031
SemGroup Corp
5.625% due 11/15/23	4,750,000	4,500,625
6.375% due 03/15/25	1,375,000	1,313,125
SESI LLC 7.750% due 09/15/24 ~	3,950,000	4,073,437
SM Energy Co 5.625% due 06/01/25	5,000,000	4,850,000
Southwestern Energy Co
7.500% due 04/01/26	6,575,000	6,838,000
7.750% due 10/01/27	1,465,000	1,523,600
Targa Resources Partners LP
5.000% due 01/15/28 ~	1,350,000	1,258,875
5.125% due 02/01/25	4,850,000	4,801,500
5.375% due 02/01/27	750,000	729,375
5.875% due 04/15/26 ~	2,000,000	2,017,500
6.750% due 03/15/24	1,950,000	2,052,375
The Williams Cos Inc 3.700% due 01/15/23	5,000,000	4,862,500
Transocean Inc 7.500% due 04/15/31	2,010,000	1,874,325
Ultra Resources Inc 7.125% due 04/15/25 ~	4,000,000	2,830,000
USA Compression Partners LP 6.875% due 04/01/26 ~	4,200,000	4,362,750
Weatherford International Ltd 8.250% due 06/15/23	1,425,000	1,417,291
Whiting Petroleum Corp
6.250% due 04/01/23	4,700,000	4,829,250
6.625% due 01/15/26 ~	1,225,000	1,264,813

		167,158,694

Financial - 6.2%

AerCap Ireland Capital DAC (Ireland)
3.300% due 01/23/23	1,000,000	961,876
4.250% due 07/01/20	1,500,000	1,517,164
5.000% due 10/01/21	2,350,000	2,423,069
Ally Financial Inc
4.250% due 04/15/21	2,650,000	2,656,625
5.750% due 11/20/25	12,975,000	13,266,937
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	5,650,000	4,717,750
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	7,100,000	6,869,250
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	3,100,000	3,014,750
International Lease Finance Corp 4.625% due 04/15/21	4,575,000	4,683,817
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	2,600,000	2,483,000
Jefferies Finance LLC
7.375% due 04/01/20 ~	4,950,000	4,998,164
7.500% due 04/15/21 ~	5,500,000	5,610,000
MGM Growth Properties Operating Partnership LP REIT 5.625% due 05/01/24	10,277,000	10,456,848

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Springleaf Finance Corp
6.125% due 05/15/22	$3,550,000	$3,638,750
6.875% due 03/15/25	900,000	895,500
7.125% due 03/15/26	1,300,000	1,296,750
8.250% due 12/15/20	1,325,000	1,434,313
The Howard Hughes Corp 5.375% due 03/15/25 ~	3,700,000	3,639,875

		74,564,438

Industrial - 14.3%

Apex Tool Group LLC 9.000% due 02/15/23 ~	5,000,000	4,850,000
Ardagh Packaging Finance PLC (Ireland)
6.000% due 06/30/21 ~	500,000	506,250
6.000% due 02/15/25 ~	3,050,000	2,977,563
7.250% due 05/15/24 ~	5,400,000	5,636,250
BBA US Holdings Inc 5.375% due 05/01/26 ~	5,925,000	5,962,090
Berry Global Inc
5.125% due 07/15/23	3,500,000	3,482,500
6.000% due 10/15/22	1,225,000	1,265,425
Bombardier Inc (Canada)
7.500% due 03/15/25 ~	2,000,000	2,092,500
8.750% due 12/01/21 ~	5,100,000	5,635,500
Brand Industrial Services Inc 8.500% due 07/15/25 ~	5,475,000	5,563,969
BWAY Holding Co
5.500% due 04/15/24 ~	7,000,000	6,842,500
7.250% due 04/15/25 ~	4,400,000	4,301,000
BWX Technologies Inc 5.375% due 07/15/26 ~	9,250,000	9,388,750
Cloud Crane LLC 10.125% due 08/01/24 ~	6,350,000	6,842,125
Core & Main LP 6.125% due 08/15/25 ~	3,175,000	3,024,188
CPG Merger Sub LLC 8.000% due 10/01/21 ~	5,200,000	5,278,000
Flex Acquisition Co Inc
6.875% due 01/15/25 ~	6,500,000	6,288,750
7.875% due 07/15/26 ~	2,300,000	2,296,780
Hulk Finance Corp (Canada) 7.000% due 06/01/26 ~	5,150,000	4,944,000
Itron Inc 5.000% due 01/15/26 ~	6,950,000	6,617,790
JPW Industries Holding Corp 9.000% due 10/01/24 ~	3,400,000	3,544,500
Louisiana-Pacific Corp 4.875% due 09/15/24	4,225,000	4,161,625
Masco Corp 7.750% due 08/01/29	1,864,000	2,261,835
Mueller Water Products Inc 5.500% due 06/15/26 ~	1,100,000	1,111,000
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	7,125,000	7,605,937
Novelis Corp 5.875% due 09/30/26 ~	7,925,000	7,608,000
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	7,500,000	7,612,500
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	4,500,000	4,471,920
5.500% due 02/15/24 ~	1,500,000	1,484,685
Reynolds Group Issuer Inc 5.125% due 07/15/23 ~	4,950,000	4,894,313
Standard Industries Inc 4.750% due 01/15/28 ~	7,175,000	6,618,937
Summit Materials LLC 6.125% due 07/15/23	3,140,000	3,202,800
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	5,290,000	4,946,150

	Principal Amount	Value
TransDigm Inc 6.500% due 07/15/24	$9,406,000	$9,594,120
TransDigm UK Holdings PLC 6.875% due 05/15/26 ~	525,000	533,531
US Concrete Inc 6.375% due 06/01/24	3,110,000	3,125,550
Welbilt Inc 9.500% due 02/15/24	3,810,000	4,214,813

		170,788,146

Technology - 3.4%

Dell International LLC
5.450% due 06/15/23 ~	2,650,000	2,774,372
7.125% due 06/15/24 ~	875,000	927,797
First Data Corp
5.375% due 08/15/23 ~	5,400,000	5,463,450
5.750% due 01/15/24 ~	2,750,000	2,758,525
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	9,500,000	9,559,375
Infor US Inc 6.500% due 05/15/22	2,625,000	2,647,969
NXP BV (Netherlands)
3.875% due 09/01/22 ~	2,950,000	2,905,750
4.125% due 06/01/21 ~	2,150,000	2,150,000
4.625% due 06/01/23 ~	2,400,000	2,434,080
Sensata Technologies BV 5.625% due 11/01/24 ~	9,050,000	9,423,312

		41,044,630

Utilities - 2.6%

Calpine Corp
5.250% due 06/01/26 ~	6,500,000	6,150,625
5.875% due 01/15/24 ~	4,000,000	3,970,000
6.000% due 01/15/22 ~	1,000,000	1,023,750
NRG Energy Inc 7.250% due 05/15/26	6,335,000	6,778,450
Talen Energy Supply LLC 6.500% due 06/01/25	6,125,000	4,700,937
Vistra Energy Corp
7.625% due 11/01/24	3,775,000	4,043,969
8.125% due 01/30/26 ~	4,025,000	4,387,250

		31,054,981

Total Corporate Bonds & Notes (Cost $1,025,140,424)		1,018,886,569

SENIOR LOAN NOTES - 6.5%

Basic Materials - 0.2%

Aleris International Inc 6.856% (USD LIBOR + 4.750%) due 02/08/23 §	2,500,000	2,482,813

Communications - 0.4%

Avaya Inc Term B 6.323% (USD LIBOR + 4.250%) due 12/15/24 §	5,137,093	5,156,891

Consumer, Cyclical - 1.2%

Greektown Holdings LLC Term B 5.094% (USD LIBOR + 3.000%) due 04/25/24 §	1,485,000	1,485,000
Neiman Marcus Group Ltd LLC 5.263% (USD LIBOR + 3.250%) due 10/25/20 §	3,879,740	3,448,119
Petco Animal Supplies Inc Term B 5.609% (USD LIBOR + 3.250%) due 01/26/23 §	3,887,654	2,816,605

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
The Goodyear Tire & Rubber Co (2nd Lien) 4.050% (USD LIBOR + 2.000%) due 03/07/25 §	$5,000,000	$5,006,250
Yonkers Racing Corp Term B 5.350% (USD LIBOR + 3.250%) due 05/24/24 §	1,927,208	1,934,435

		14,690,409

Consumer, Non-Cyclical - 1.4%

Brickman Group Ltd LLC (2nd Lien) 8.585% (USD LIBOR + 6.500%) due 12/17/21 §	2,387,234	2,405,566
Post Holdings Inc Series A 4.100% (USD LIBOR + 2.000%) due 05/24/24 §	6,483,627	6,469,778
Reddy Ice Corp 6.882% (USD LIBOR + 5.500%) due 05/01/19 §	2,856,784	2,856,784
ServiceMaster Co Term B 4.594% (USD LIBOR + 2.500%) due 11/08/23 §	4,996,651	5,006,644

		16,738,772

Financial - 0.6%

VICI Properties 1 LLC REIT Term B 4.084% (USD LIBOR + 2.000%) due 12/20/24 §	6,500,000	6,468,852

Industrial - 2.7%

Advanced Disposal Services Inc Term B3 4.231% (USD LIBOR + 2.250%) due 11/10/23 §	6,410,345	6,402,832
Crosby US Acquisition Corp
5.084% (USD LIBOR + 3.000%) due 11/23/20 §	1,785,974	1,759,742
(2nd Lien)
8.084% (USD LIBOR + 6.000%) due 11/22/21 §	1,700,000	1,681,584
EWT Holdings III Corp 5.094% (USD LIBOR + 3.000%) due 12/20/24 §	5,969,925	5,981,118
Generac Power Systems Inc 2018 1st Lien Term Loan 4.058% (USD LIBOR + 1.750%) due 05/31/23 §	4,730,893	4,727,937
North American Lifting Holdings Inc (2nd Lien) 11.334% (USD LIBOR + 9.000%) due 11/23/21 §	5,681,929	4,673,386
Wrangler Buyer Corp Term B 4.844% (USD LIBOR + 2.750%) due 09/27/24 §	6,483,709	6,479,657

		31,706,256

Total Senior Loan Notes (Cost $78,695,370)		77,243,993

ASSET-BACKED SECURITIES - 0.5%

Benefit Street Partners CLO V-B Ltd (Cayman) 8.067% (USD LIBOR + 5.950%) due 04/20/31 § ~	1,250,000	1,247,219
Dryden 55 CLO Ltd (Cayman)
7.441% (USD LIBOR + 5.400%) due 04/15/31 § ~	1,000,000	997,980
9.241% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	237,384

	Principal Amount	Value
Magnetite VIII CLO Ltd (Cayman) 9.532% (USD LIBOR + 7.440%) due 04/15/31 § ~	$2,000,000	$1,958,052
Voya CLO Ltd (Cayman) 7.543% (USD LIBOR + 5.200%) due 04/19/31 § ~	2,000,000	1,964,253

Total Asset-Backed Securities (Cost $6,383,016)		6,404,888

SHORT-TERM INVESTMENT - 2.9%

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $35,186,137; collateralized by U.S. Treasury Notes: 2.625% due 11/15/20 and value $35,889,840)	35,185,111	35,185,111

Total Short-Term Investment (Cost $35,185,111)		35,185,111

TOTAL INVESTMENTS - 98.5% (Cost $1,180,993,525)		1,177,842,713

OTHER ASSETS & LIABILITIES, NET - 1.5%		18,098,137

NET ASSETS - 100.0%		$1,195,940,850

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows.

Consumer, Cyclical	19.6%
Industrial	17.6%
Consumer, Non-Cyclical	14.1%
Energy	14.0%
Communications	12.3%
Financial	7.3%
Basic Materials	3.5%
Technology	3.4%
Others (each less than 3.0%)	6.7%

98.5%
Other Assets & Liabilities, Net	1.5%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$1,866,144	$1,866,144	$-	$-
	Consumer, Cyclical	16,729,358	8,508,194	-	8,221,164
	Financial	5,350,081	5,350,081	-	-
	Industrial	7,625,889	7,625,889	-	-

	Total Common Stocks	31,571,472	23,350,308	-	8,221,164

	Exchange-Traded Fund	8,550,680	8,550,680	-	-
	Corporate Bonds & Notes	1,018,886,569	-	1,018,886,569	-
	Senior Loan Notes	77,243,993	-	77,243,993	-
	Asset-Backed Securities	6,404,888	-	6,404,888	-
	Short-Term Investment	35,185,111	-	35,185,111	-

	Total	$1,177,842,713	$31,900,988	$1,137,720,561	$8,221,164

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2018:

	Common Stocks	Senior Loan Notes	Total
Value, Beginning of Year	$6,655,228	$5,311,687	$11,966,915
Purchases	-	-	-
Sales (Includes Paydowns)	-	(5,311,687)	(5,311,687)
Accrued Discounts (Premiums)	-	-	-
Net Realized Gains (Losses)	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	1,565,936	-	1,565,936
Transfers In	-	-	-
Transfers Out	-	-	-

Value, End of Period	$8,221,164	$-	$8,221,164

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$1,565,936	$-	$1,565,936

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 8.7%

Communications - 1.2%

AT&T Inc
2.975% (USD LIBOR + 0.750%) due 06/01/21 §	$1,100,000	$1,105,038
2.998% (USD LIBOR + 0.650%) due 01/15/20 §	200,000	201,075
3.298% (USD LIBOR + 0.950%) due 07/15/21 §	2,300,000	2,322,896
5.150% due 02/15/50 ~	600,000	561,521
5.300% due 08/15/58 ~	200,000	186,789
Charter Communications Operating LLC 3.579% due 07/23/20	600,000	600,206
Telefonica Emisiones SAU (Spain) 5.877% due 07/15/19	1,800,000	1,851,985
Verizon Communications Inc 3.376% due 02/15/25	2,098,000	2,017,972

		8,847,482

Consumer, Cyclical - 0.7%

American Honda Finance Corp 2.713% (USD LIBOR + 0.350%) due 11/05/21 §	20,000	20,021
Ford Motor Credit Co LLC 2.793% (USD LIBOR + 0.430%) due 11/02/20 §	900,000	896,859
General Motors Financial Co Inc 2.350% due 10/04/19	100,000	99,173
Hyundai Capital America 2.000% due 07/01/19 ~	1,500,000	1,480,829
McDonald’s Corp 2.759% due (USD LIBOR + 0.430%) due 10/28/21 §	2,100,000	2,109,283
Volkswagen Group of America Finance LLC (Germany) 2.450% due 11/20/19 ~	400,000	395,695

		5,001,860

Consumer, Non-Cyclical - 0.3%

BAT Capital Corp (United Kingdom) 2.945% (USD LIBOR + 0.590%) due 08/14/20 § ~	1,100,000	1,104,005
Cigna Corp 4.375% due 12/15/20	1,100,000	1,122,087

		2,226,092

Energy - 0.9%

Enbridge Inc (Canada)
2.738% (USD LIBOR + 0.400%) due 01/10/20 §	1,300,000	1,300,091
3.041% (USD LIBOR + 0.700%) due 06/15/20 §	1,700,000	1,707,137
Gazprom OAO (Russia) 4.625% due 10/15/18 ~	EUR 260,000	306,949
Petrobras Global Finance BV (Brazil)
4.375% due 05/20/23	$200,000	187,350
5.299% due 01/27/25 ~	637,000	589,384
5.999% due 01/27/28 ~	1,280,000	1,160,640
6.125% due 01/17/22	645,000	657,578
6.625% due 01/16/34	GBP 100,000	128,644
8.375% due 12/10/18	$200,000	204,202
Spectra Energy Partners LP 3.018% (USD LIBOR + 0.700%) due 06/05/20 §	200,000	201,045
TransCanada PipeLines Ltd (Canada) 3.800% due 10/01/20	100,000	101,318

		6,544,338

	Principal Amount	Value
Financial - 3.8%

Air Lease Corp 2.500% due 03/01/21	$2,000,000	$1,948,321
Ally Financial Inc
3.500% due 01/27/19	200,000	200,000
3.750% due 11/18/19	100,000	100,125
4.750% due 09/10/18	200,000	200,625
American Tower Corp REIT 2.800% due 06/01/20	100,000	99,184
Banco Bilbao Vizcaya Argentaria SA (Spain) 6.750% (EUR Swap + 6.604%) due 02/18/20 § ~	EUR 200,000	243,453
Bank of America Corp 5.875% due 03/15/28	$410,000	401,288
Barclays PLC (United Kingdom)
7.000% (GBP LIBOR + 5.084%) due 09/15/19 § ~	GBP 200,000	270,220
8.000% (EUR Swap + 6.750%) due 12/15/20 §	EUR 280,000	362,949
8.250% due 12/15/18	$400,000	407,117
BRFkredit AS (Denmark) 2.500% due 10/01/47	DKK 8,734	1,430
Cooperatieve Rabobank UA (Netherlands) 5.500% due 06/29/20 ~	EUR 600,000	750,099
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	$1,600,000	1,594,039
ING Bank NV (Netherlands) 2.625% due 12/05/22 ~	1,100,000	1,076,464
International Lease Finance Corp
6.250% due 05/15/19	100,000	102,550
7.125% due 09/01/18 ~	1,000,000	1,006,565
8.250% due 12/15/20	1,000,000	1,103,199
JPMorgan Chase & Co 5.829% (USD LIBOR + 3.470%) due 10/30/18 §	1,710,000	1,728,468
Lloyds Banking Group PLC (United Kingdom) 3.130% (USD LIBOR + 0.800%) due 06/21/21 §	1,000,000	1,000,121
Macquarie Bank Ltd (Australia) 2.662% (USD LIBOR + 0.350%) due 04/04/19 § ~	1,200,000	1,200,665
Mitsubishi UFJ Financial Group Inc (Japan) 4.180% (USD LIBOR + 1.880%) due 03/01/21 §	494,000	511,600
Navient Corp 5.500% due 01/15/19	1,700,000	1,715,725
Nordea Kredit Realkreditaktieselskab (Denmark) 2.500% due 10/01/47	DKK 3,228	528
Nykredit Realkredit AS (Denmark) 2.500% due 10/01/47 ~	17,895	2,929
Realkredit Danmark AS (Denmark) 2.500% due 07/01/47	87,500	14,329
Royal Bank of Scotland Group PLC (United Kingdom)
3.885% (USD LIBOR + 1.550%) due 06/25/24 §	$700,000	699,122
4.519% due 06/25/24	500,000	500,741
State Bank of India (India) 3.275% (USD LIBOR + 0.950%) due 04/06/20 § ~	1,500,000	1,505,100
The Goldman Sachs Group Inc
2.876% due 10/31/22	1,100,000	1,074,380
3.541% (USD LIBOR + 1.200%) due 09/15/20 §	2,500,000	2,538,297

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
UBS AG (Switzerland)
2.639% (USD LIBOR + 0.320%) due 12/07/18 § ~	$1,900,000	$1,901,796
2.901% (USD LIBOR + 0.580%) due 06/08/20 § ~	1,900,000	1,906,194
Unibail-Rodamco SE REIT (France) 3.118% (USD LIBOR + 0.770%) due 04/16/19 § ~	1,900,000	1,908,181

		28,075,804

Industrial - 0.5%

John Deere Capital Corp 2.622% (USD LIBOR + 0.290%) due 06/22/20 §	2,400,000	2,405,752
Textron Inc 2.903% due (USD LIBOR + 0.550%) due 11/10/20 §	1,240,000	1,240,422

		3,646,174

Technology - 0.1%

Dell International LLC 3.480% due 06/01/19 ~	100,000	100,275
EMC Corp 2.650% due 06/01/20	100,000	97,154
VMware Inc
2.950% due 08/21/22	140,000	134,436
3.900% due 08/21/27	100,000	92,477

		424,342

Utilities - 1.2%

Consolidated Edison Co of New York Inc 2.739% (USD LIBOR + 0.400%) due 06/25/21 §	300,000	300,759
Dominion Energy Gas Holdings LLC
2.500% due 12/15/19	400,000	396,443
2.926% (USD LIBOR + 0.600%) due 06/15/21 §	1,000,000	999,855
Dominion Energy Inc 2.930% (USD LIBOR + 0.600%) due 05/15/20 § ~	1,700,000	1,701,852
Duke Energy Corp 2.830% (USD LIBOR + 0.500%) due 05/14/21 § ~	2,100,000	2,100,261
NextEra Energy Capital Holdings Inc 2.636% (USD LIBOR + 0.315%) due 09/03/19 §	1,180,000	1,182,470
Progress Energy Inc 4.400% due 01/15/21	600,000	613,153
Sempra Energy 2.791% (USD LIBOR + 0.450%) due 03/15/21 §	500,000	500,414
Southern Power Co 2.875% (USD LIBOR + 0.550%) due 12/20/20 § ~	700,000	700,446

		8,495,653

Total Corporate Bonds & Notes (Cost $63,639,753)		63,261,745

MORTGAGE-BACKED SECURITIES - 19.2%

Collateralized Mortgage Obligations - Residential - 3.0%

Aggregator of Loans Backed by Assets PLC (United Kingdom) 1.748% (GBP LIBOR + 1.250%) due 04/24/49 § ~	GBP 219,108	291,381
Alternative Loan Trust 2.371% (USD LIBOR + 0.280%) due 12/25/35 §	$65,818	63,210

	Principal Amount	Value
Banc of America Mortgage Trust 3.940% due 11/25/34 §	$32,603	$33,814
Bear Stearns Adjustable Rate Mortgage Trust 3.850% due 01/25/35 §	246,895	241,883
Chase Mortgage Finance Trust 3.960% due 02/25/37 §	57,806	58,522
ChaseFlex Trust 6.000% due 02/25/37	405,565	299,479
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.451% (USD LIBOR + 0.360%) due 03/25/35 § ~	641,871	639,952
Citigroup Mortgage Loan Trust
2.161% (USD LIBOR + 0.070%) due 01/25/37 § ~	269,716	252,272
3.712% due 09/25/37 §	56,371	54,608
3.841% due 08/25/35 §	418,605	325,954
4.490% (UST + 2.400%) due 05/25/35 §	55,665	56,070
Countrywide Home Loan Mortgage Pass-Through Trust
2.731% (USD LIBOR + 0.640%) due 03/25/35 §	64,222	56,395
3.679% due 08/25/34 §	24,739	23,507
Credit Suisse Mortgage Trust 4.134% due 06/25/50 § ~	767,652	620,617
Deutsche Alt-B Securities Mortgage Loan Trust 2.191% (USD LIBOR + 0.100%) due 10/25/36 §	35,786	28,014
Dukinfield PLC (United Kingdom) 1.640% (GBP LIBOR + 1.000%) due 08/15/45 § ~	GBP 60,823	80,792
Eurosail PLC (United Kingdom) 0.785% (GBP LIBOR + 0.160%) due 12/10/44 § ~	119,281	156,198
Eurosail-UK PLC (United Kingdom) 1.577% (GBP LIBOR + 0.950%) due 06/13/45 § ~	1,073,709	1,417,534
Fannie Mae
2.151% (USD LIBOR + 0.060%) due 07/25/37 §	$872,972	858,375
2.241% (USD LIBOR + 0.150%) due 08/25/34 §	163,698	162,016
2.441% (USD LIBOR + 0.350%) due 07/25/37 §	7,288	7,279
3.566% due 05/25/35 §	712,524	748,718
Freddie Mac
2.257% (USD LIBOR + 0.350%) due 07/15/44 §	1,292,186	1,288,901
2.523% (USD LIBOR + 0.450%) due 09/15/42 §	2,739,302	2,761,186
Gemgarto PLC (United Kingdom) 1.577% (GBP LIBOR + 0.950%) due 02/16/47 § ~	GBP 4,145	5,476
Government National Mortgage Association 3.247% (USD LIBOR + 0.750%) due 04/20/67 §	$1,063,280	1,096,577
GreenPoint Mortgage Funding Trust 2.631% (USD LIBOR + 0.540%) due 11/25/45 §	484,203	431,745
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	209,565	236,133
GSR Mortgage Loan Trust 3.776% due 01/25/35 §	282,748	279,915
HarborView Mortgage Loan Trust 2.645% (USD LIBOR + 0.560%) due 02/19/36 §	148,473	125,117
HomeBanc Mortgage Trust 2.421% (USD LIBOR + 0.330%) due 10/25/35 §	162,477	162,912

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Impac CMB Trust 3.091% (USD LIBOR + 1.000%) due 07/25/33 §	$123,386	$120,615
IndyMac INDX Mortgage Loan Trust 2.571% (USD LIBOR + 0.480%) due 07/25/35 §	274,583	265,680
JP Morgan Mortgage Trust
3.373% due 07/27/37 § ~ ±	700,062	625,025
3.664% due 08/25/35 §	300,154	293,482
3.800% due 09/25/35 §	66,661	66,196
3.936% due 07/25/35 §	239,093	244,894
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust
2.513% (USD LIBOR + 0.440%) due 12/15/30 §	215,533	209,861
2.773% (USD LIBOR + 0.700%) due 11/15/31 §	269,138	269,776
Merrill Lynch Mortgage Investors Trust
2.341% (USD LIBOR + 0.250%) due 11/25/35 §	115,991	112,871
3.388% due 12/25/35 §	162,073	151,087
NCUA Guaranteed Notes Trust 2.475% (USD LIBOR + 0.450%) due 10/07/20 §	2,408,213	2,416,513
Residential Accredit Loans Inc Trust 2.391% (USD LIBOR + 0.300%) due 08/25/35 §	306,667	270,698
Sequoia Mortgage Trust
2.725% (USD LIBOR + 0.640%) due 04/19/27 §	482,636	460,350
2.785% (USD LIBOR + 0.700%) due 10/19/26 §	146,467	147,653
Structured Adjustable Rate Mortgage Loan Trust
2.958% (US FED + 1.400%) due 01/25/35 §	274,640	258,687
3.726% due 08/25/35 §	530,248	531,180
3.756% due 02/25/34 §	65,060	65,065
Structured Asset Mortgage Investments II Trust
2.335% (USD LIBOR + 0.250%) due 07/19/35 §	507,731	497,535
2.351% (USD LIBOR + 0.260%) due 03/25/37 §	94,345	70,048
2.745% (USD LIBOR + 0.660%) due 10/19/34 §	268,568	258,800
SWAN Trust (Australia) 3.310% (AUD Bank Bill + 1.300%) due 04/25/41 §	AUD 231,242	171,745
WaMu Mortgage Pass-Through Certificates Trust
2.395% (US FED + 1.500%) due 11/25/46 §	$253,917	249,448
2.558% (US FED + 1.000%) due 02/25/46 §	413,424	413,990
3.847% due 08/25/35 §	123,689	117,181
Wells Fargo Mortgage-Backed Securities Trust
3.739% due 12/25/34 §	280,714	287,131
3.988% due 09/25/34 §	101,260	104,158
4.190% due 04/25/36 §	171,832	160,808

		21,705,029

Fannie Mae - 16.2%

2.664% (US FED + 1.200%) due 11/01/42 - 10/01/44 §	240,394	243,056
2.743% (USD LIBOR + 0.675%) due 02/01/36 §	81,143	80,966
3.058% (USD LIBOR + 1.308%) due 11/01/35 §	30,258	31,137

	Principal Amount	Value
3.126% (USD LIBOR + 1.380%) due 12/01/34 §	$65,928	$68,536
3.311% (USD LIBOR + 1.538%) due 01/01/36 §	55,812	58,192
3.316% (UST + 2.160%) due 12/01/22 §	2,469	2,533
3.320% (UST + 2.070%) due 01/01/25 §	18,551	18,998
3.500% due 07/01/48 - 08/01/48	64,390,000	64,023,385
3.518% (UST + 2.268%) due 10/01/35 §	9,071	9,439
3.530% (USD LIBOR + 1.780%) due 11/01/35 §	97,541	102,056
3.692% (USD LIBOR + 1.942%) due 09/01/35 §	26,904	28,225
3.769% (USD LIBOR + 1.644%) due 03/01/35 §	274,816	285,011
3.912% (USD LIBOR + 1.912%) due 03/01/36 §	50,728	52,973
4.000% due 08/01/48 - 09/01/48	51,900,000	52,772,729
4.138% (USD LIBOR + 1.629%) due 05/01/35 §	22,761	23,917
4.337% (USD LIBOR + 2.000%) due 04/01/35 §	276,887	294,640
5.000% (US FED + 1.250%) due 08/01/24 §	6,055	6,014

		118,101,807

Freddie Mac - 0.0%

3.515% (USD LIBOR + 1.765%) due 10/01/35 §	24,804	25,385
3.549% (UST + 2.254%) due 01/01/34 §	200,997	212,399
3.551% (USD LIBOR + 1.731%) due 08/01/35 §	7,682	8,078
3.957% (USD LIBOR + 1.815%) due 03/01/36 §	31,867	32,277

		278,139

Government National Mortgage Association - 0.0%

2.625% (UST + 1.500%) due 05/20/23 - 05/20/26 §	22,301	22,970
2.750% (UST + 1.500%) due 09/20/22 - 07/20/25 §	35,109	35,806
3.125% (UST + 1.500%) due 10/20/24 - 12/20/26 §	21,038	21,521
3.375% (UST + 1.500%) due 01/20/27 §	9,529	9,660
3.500% (UST + 1.500%) due 02/20/25 §	9,469	9,714

		99,671

Total Mortgage-Backed Securities (Cost $139,551,542)		140,184,646

ASSET-BACKED SECURITIES - 6.2%

ABFC Trust 2.691% (USD LIBOR + 0.600%) due 10/25/34 §	108,613	109,459
Apidos CLO XVI (Cayman) 3.335% (USD LIBOR + 0.980%) due 01/19/25 § ~	3,276,048	3,277,653
Asset-Backed Securities Corp Home Equity Loan Trust 2.171% (USD LIBOR + 0.080%) due 05/25/37 §	25,702	18,349
Atrium XII (Cayman) 3.192% (USD LIBOR + 0.830%) due 04/22/27 § ~	700,000	698,091

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Bayview Opportunity Master Fund IVb Trust 3.844% due 04/28/33 § ~	$329,409	$330,230
Bear Stearns Asset-Backed Securities I Trust 2.201% (USD LIBOR + 0.110%) due 04/25/31 §	278,964	368,505
Benefit Street Partners CLO VII Ltd (Cayman) 3.135% (USD LIBOR + 0.780%) due 07/18/27 § ~	400,000	399,115
Brookside Mill CLO Ltd (Cayman) 2.524% (USD LIBOR + 0.820%) due 01/17/28 § ~	3,510,000	3,501,101
Carlyle Global Market Strategies Euro CLO Ltd 0.730% (EUR LIBOR + 0.730%) due 09/21/29 § ~	EUR 250,000	292,225
Cavalry CLO IV Ltd (Cayman) 3.198% (USD LIBOR + 0.850%) due 10/15/26 § ~	$300,000	299,868
Citigroup Mortgage Loan Trust 2.236% (USD LIBOR + 0.145%) due 09/25/36 § ~	704,292	681,339
Citigroup Mortgage Loan Trust Inc 2.551% (USD LIBOR + 0.460%) due 10/25/35 §	600,000	557,733
CoreVest American Finance Trust 2.968% due 10/15/49 ~	295,412	289,689
Credit Suisse Mortgage Trust 4.500% due 03/25/21	290,281	292,921
Credit-Based Asset Servicing & Securitization Trust 2.161% (USD LIBOR + 0.070%) due 01/25/37 §	230,236	102,072
Equity One Mortgage Pass-Through Trust 2.691% (USD LIBOR + 0.600%) due 04/25/34 §	441,055	404,537
Flagship VII Ltd CLO (Cayman) 3.479% (USD LIBOR + 1.120%) due 01/20/26 § ~	1,456,861	1,458,036
Freddie Mac Structured Pass-Through Certificates 2.351% (USD LIBOR + 0.260%) due 08/25/31 §	109,721	109,223
Halcyon Loan Advisors Funding Ltd (Cayman) 3.279% (USD LIBOR + 0.920%) due 04/20/27 § ~	600,000	599,734
Home Equity Asset Trust 2.946% (USD LIBOR + 0.855%) due 08/25/34 §	335,438	333,153
HSI Asset Securitization Corp Trust 2.141% (USD LIBOR + 0.050%) due 10/25/36 §	14,162	7,321
Jamestown CLO IV Ltd (Cayman) 3.038% (USD LIBOR + 0.690%) due 07/15/26 § ~	1,064,751	1,060,921
Jamestown CLO V Ltd (Cayman) 3.573% (USD LIBOR + 1.220%) due 01/17/27 § ~	2,114,063	2,116,391
Jubilee CLO BV (Netherlands) 0.511% (EUR LIBOR + 0.840%) due 07/12/28 § ~	EUR 300,000	349,734
Morgan Stanley ABS Capital I Inc Trust
2.751% (USD LIBOR + 0.660%) due 01/25/35 §	$602,187	592,725
3.066% (USD LIBOR + 0.975%) due 07/25/34 §	129,956	128,839

	Principal Amount	Value
Morgan Stanley IXIS Real Estate Capital Trust 2.141% (USD LIBOR + 0.050%) due 11/25/36 §	$1,666	$837
Navient Student Loan Trust 3.241% (USD LIBOR + 1.150%) due 03/25/66 § ~	1,212,481	1,236,726
New Century Home Equity Loan Trust 2.271% (USD LIBOR + 0.180%) due 05/25/36 §	528,623	496,975
OCP CLO Ltd (Cayman)
3.148% (USD LIBOR + 0.800%) due 07/15/27 § ~	600,000	599,627
3.203% (USD LIBOR + 0.850%) due 04/17/27 § ~	400,000	399,453
OFSI Fund V Ltd (Cayman) 3.503% (USD LIBOR + 1.150%) due 04/17/25 § ~	477,699	478,314
OHA Credit Partners IX Ltd (Cayman) 3.369% (USD LIBOR + 1.010%) due 10/20/25 § ~	1,564,085	1,565,236
Palmer Square CLO Ltd (Cayman) 3.573% (USD LIBOR + 1.220%) due 10/17/27 § ~	2,000,000	2,002,966
Renaissance Home Equity Loan Trust 2.851% (USD LIBOR + 0.760%) due 12/25/32 §	213,722	205,618
SLM Private Education Loan Trust
1.850% due 06/17/30 ~	477,168	473,738
4.323% (USD LIBOR + 2.250%) due 06/16/42 §	695,829	813,239
4.323% (USD LIBOR + 2.250%) due 06/16/42 § ~	400,000	411,791
SLM Student Loan Trust
0.000% (EUR LIBOR + 0.270%) due 06/17/24 § ~	EUR 166,719	195,092
2.910% (USD LIBOR + 0.550%) due 10/25/64 § ~	$1,000,000	997,964
SoFi Professional Loan Program LLC 2.050% (USD LIBOR + 0.880%) due 01/25/41 ~	1,166,663	1,156,637
Sound Point CLO IX Ltd (Cayman) 3.239% (USD LIBOR + 0.860%) due 07/20/27 § ~	300,000	299,611
Sound Point CLO VIII Ltd (Cayman) 3.208% due 04/15/27 § ~	1,100,000	1,100,052
Structured Asset Securities Corp Mortgage Loan Trust 3.483% (USD LIBOR + 1.500%) due 04/25/35 §	618,454	607,665
Sudbury Mill CLO Ltd (Cayman) 3.503% (USD LIBOR + 1.150%) due 01/17/26 § ~	3,943,435	3,947,634
Symphony CLO XII Ltd (Cayman) 3.378% (USD LIBOR + 1.030%) due 10/15/25 § ~	3,738,691	3,740,758
Symphony CLO XV Ltd (Cayman) 3.533% (USD LIBOR + 1.180%) due 10/17/26 § ~	300,000	300,027
THL Credit Wind River CLO Ltd (Cayman) 3.218% (USD LIBOR + 0.870%) due 10/15/27 § ~	250,000	250,313
Tralee CLO III Ltd (Cayman) 3.389% (USD LIBOR + 1.030%) due 10/20/27 § ~	800,000	801,318
U.S. Residential Opportunity Fund IV Trust 3.352% due 11/27/37 § ~	157,034	156,712
United States Small Business Administration 5.290% due 12/01/27	1,074,881	1,110,248

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Venture XXI CLO Ltd (Cayman) 3.228% (USD LIBOR + 0.880%) due 07/15/27 § ~	$700,000	$698,791
Vibrant CLO II Ltd (Cayman) 3.259% (USD LIBOR + 0.900%) due 07/24/24 § ~	1,304,399	1,305,381
VOLT LV LLC 3.500% due 03/25/47 § ~	199,722	199,539
VOLT LVII LLC 3.375% due 04/25/47 § ~	238,907	238,809
VOLT LXII LLC 3.125% due 09/25/47 § ~	873,187	868,192

Total Asset-Backed Securities (Cost $44,984,799)		45,038,227

U.S. TREASURY OBLIGATIONS - 105.1%

U.S. Treasury Inflation Protected Securities - 104.5%

0.125% due 04/15/19 ^	9,123,785	9,071,513
0.125% due 04/15/20 ^ ‡	12,474,238	12,343,723
0.125% due 04/15/21 ^	78,712,274	77,519,543
0.125% due 01/15/22 ^ ‡	1,571,684	1,545,225
0.125% due 04/15/22 ^ ‡	854,975	837,648
0.125% due 07/15/24 ^	7,298,698	7,097,051
0.125% due 07/15/26 ^	7,211,190	6,910,348
0.250% due 01/15/25 ^	28,369,882	27,601,741
0.375% due 07/15/23 ^	44,840,007	44,443,433
0.375% due 07/15/25 ^	22,860,063	22,464,325
0.375% due 01/15/27 ^	1,524,493	1,481,554
0.500% due 01/15/28 ^	76,557,045	74,854,367
0.625% due 04/15/23 ^	3,761,854	3,756,244
0.625% due 01/15/24 ^	17,324,255	17,306,514
0.625% due 01/15/26 ^	46,812,379	46,570,219
0.625% due 02/15/43 ^	3,780,947	3,582,236
0.750% due 02/15/42 ^	6,895,865	6,739,720
0.750% due 02/15/45 ^	7,553,193	7,335,546
0.875% due 02/15/47 ^	9,841,268	9,851,759
1.000% due 02/15/46 ^	21,229,781	21,887,550
1.000% due 02/15/48 ^	6,212,106	6,426,948
1.250% due 07/15/20 ^ ‡	40,296,045	40,958,997
1.375% due 01/15/20 ^	12,068,836	12,207,013
1.375% due 02/15/44 ^	12,049,517	13,464,659
1.750% due 01/15/28 ^	5,420,081	5,926,937
1.875% due 07/15/19 ^ ‡	7,637,923	7,762,885
2.000% due 01/15/26 ^	21,037,166	23,066,055
2.125% due 01/15/19 ^	3,228,563	3,253,892
2.125% due 02/15/40 ^	19,661,322	24,749,690
2.125% due 02/15/41 ^	2,951,365	3,740,580
2.375% due 01/15/25 ^	80,247,623	88,971,432
2.375% due 01/15/27 ^	14,248,378	16,208,643
2.500% due 01/15/29 ^	18,529,698	21,799,333
3.375% due 04/15/32 ^	4,246,722	5,674,128
3.625% due 04/15/28 ^	44,855,615	56,969,736
3.875% due 04/15/29 ^	20,204,860	26,656,457

		761,037,644

U.S. Treasury Notes - 0.6%

2.750% due 02/15/24	4,500,000	4,494,687

Total U.S. Treasury Obligations (Cost $778,276,764)		765,532,331

	Principal Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 11.7%

Argentina Bocon (Argentina) 30.131% (ARS Deposit + 0.000) due 10/04/22 §	ARS 200,000	$10,550
Argentina Bonar (Argentina)
34.188% (ARS Deposit + 2.000%) due 04/03/22 §	6,029,000	190,198
34.660% (ARS Deposit + 3.250%) due 03/01/20 §	100,000	3,385
Argentina POM Politica Monetaria (Argentina) 40.000% (ARS Reference + 0.000%) due 06/21/20 §	27,265,000	982,761
Argentina Treasury Bills (Argentina)
3.821% due 08/24/18	$300,000	298,310
3.909% due 08/10/18	100,000	99,570
3.964% due 10/12/18	200,000	197,797
4.518% due 11/16/18	666,000	654,887
Argentine Republic Government (Argentina)
5.875% due 01/11/28	800,000	652,500
6.875% due 01/26/27	2,400,000	2,121,000
Australia Government (Australia)
1.250% due 02/21/22 ^ ~	AUD 2,590,000	2,229,990
3.000% due 09/20/25 ^ ~	3,090,000	3,243,933
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 2,200,000	2,719,209
Brazil Letras do Tesouro Nacional (Brazil)
6.502% due 10/01/18	BRL 2,810,000	713,477
6.636% due 01/01/19	84,797,000	21,177,863
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 2,276,445	2,289,207
Cyprus Government (Cyprus)
2.750% due 06/27/24 ~	EUR 100,000	122,879
3.750% due 07/26/23 ~	290,000	373,309
3.875% due 05/06/22 ~	250,000	320,723
4.250% due 11/04/25 ~	240,000	320,089
French Government OAT (France) 1.850% due 07/25/27 ^ ~	1,738,032	2,590,324
French Republic Government OAT (France)
0.100% due 03/01/25 ^ ~	2,269,979	2,890,607
0.250% due 07/25/24 ^ ~	1,066,226	1,376,811
Italy Buoni Poliennali Del Tesoro (Italy) 2.350% due 09/15/24 ^ ~	754,908	954,900
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN 25,425,000	1,294,022
New Zealand Government Inflation Linked (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 12,561,100	8,965,256
Qatar Government (Qatar)
3.875% due 04/23/23 ~	$700,000	700,795
5.103% due 04/23/48 ~	500,000	499,615
Saudi Government (Saudi Arabia) 4.000% due 04/17/25 ~	1,230,000	1,225,732
United Kingdom Gilt (United Kingdom) 4.250% due 12/07/27 ~	GBP 600,000	1,000,166
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 03/22/26 ^ ~	13,651,163	20,841,653
0.125% due 08/10/48 ^ ~	254,423	551,224
0.125% due 11/22/56 ^ ~	136,193	336,432
0.125% due 11/22/65 ^ ~	745,209	2,159,115
1.875% due 11/22/22 ^ ~	652,704	1,019,130

Total Foreign Government Bonds & Notes (Cost $89,837,560)		85,127,419

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

MUNICIPAL BONDS - 0.0%

South Carolina Student Loan Corp 2.440% (USD LIBOR + 0.000%) due 12/01/23 §	$144,334	$144,279

Total Municipal Bonds (Cost $144,198)		144,279

SHORT-TERM INVESTMENTS - 6.3%

Commercial Paper - 1.3%

Bank of Montreal (Canada) 2.090% due 07/03/18	CAD 1,900,000	1,445,006
Mondelez International Inc 2.450% due 08/20/18	$4,800,000	4,783,214
Royal Bank of Canada (Canada) 2.090% due 07/03/18	CAD 300,000	228,159
The Bank of Nova Scotia (Canada) 2.090% due 07/03/18	4,000,000	3,042,118
The Toronto-Dominion Bank (Canada) 1.935% due 07/04/18	400,000	304,200

		9,802,697

Foreign Government Issues - 2.3%

Argentina Treasury Bills (Argentina)
2.830% due 07/13/18	$300,000	299,642
3.100% due 10/26/18	200,000	197,446
25.250% due 09/14/18	ARS 400,000	12,781
25.450% due 09/14/18	1,500,000	47,930
25.500% due 09/14/18	3,100,000	99,056
Hellenic Republic Treasury Bills (Greece)
0.800% due 07/13/18	EUR 610,000	712,180
1.082% due 10/05/18	630,000	734,022
1.211% due 08/31/18	2,660,000	3,103,039
Japan Treasury Bills (Japan) (0.156)% due 07/30/18	JPY 1,270,000,000	11,471,972

		16,678,068

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $19,579,968; collateralized by U.S. Treasury Notes: 2.625% due 11/15/20 and value $19,971,162)	$19,579,397	19,579,397

Total Short-Term Investments (Cost $46,595,101)		46,060,162

TOTAL INVESTMENTS - 157.2% (Cost $1,163,029,717)		1,145,348,809

TOTAL SECURITIES SOLD SHORT - (2.0%)
(See Note (c) in Notes to Schedule of Investments) (Proceeds $14,566,781)		(14,610,430)

DERIVATIVES - 0.6%
(See Notes (e) through (i) in Notes to Schedule of Investments)		4,136,217

OTHER ASSETS & LIABILITIES, NET - (55.8%)		(406,581,547)

NET ASSETS - 100.0%		$728,293,049

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	105.1%
Mortgage-Backed Securities	19.2%
Foreign Government Bonds & Notes	11.7%
Corporate Bonds & Notes	8.7%
Short-Term Investments	6.3%
Asset-Backed Securities	6.2%
Others (each less than 3.0%)	0.0%

	157.2%
Derivatives	0.6%
Securities Sold Short	(2.0%	)
Other Assets & Liabilities, Net	(55.8%	)

	100.0%

(b)

As of June 30, 2018, investments with a total aggregate value of $2,640,660 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(c)	Securities sold short outstanding as of June 30, 2018 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Security - (2.0%)

Fannie Mae
3.000% due 08/13/48	$15,100,000	($14,610,430)

Total Securities Sold Short (Proceeds $14,566,781)		($14,610,430)

(d)

The average amount of borrowings by the Fund on reverse repurchase agreements outstanding during the period ended June 30, 2018 was $7,091,436 at a weighted average interest rate of 1.700%. The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the three-month period ended June 30, 2018 was $326,173,774 at a weighted average interest rate of 1.701%.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(e)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund	09/18	41	$7,723,240	$7,782,862	$59,622
Eurodollar	09/18	4	976,251	975,450	(801)
Eurodollar	12/18	4	974,801	973,600	(1,201)
Eurodollar	03/19	4	973,700	972,400	(1,300)
Eurodollar	06/19	4	972,600	971,450	(1,150)
Eurodollar	09/19	4	971,900	970,800	(1,100)
Eurodollar	12/19	4	971,150	970,350	(800)
U.S. Treasury 2-Year Notes	09/18	9	1,902,386	1,906,453	4,067
U.S. Treasury 10-Year Notes	09/18	67	8,020,558	8,052,562	32,004

					89,341

Short Futures Outstanding
Australia Treasury 3-Year Bonds	09/18	36	2,598,435	2,608,765	(10,330)
Australia Treasury 10-Year Bonds	09/18	15	1,063,604	1,080,769	(17,165)
Euro-Bobl	09/18	38	5,835,898	5,865,229	(29,331)
Euro-BTP	09/18	1	127,371	129,240	(1,869)
Euro-BTP	09/18	6	897,214	891,545	5,669
Euro-Bund	08/18	58	10,950,648	11,009,902	(59,254)
Euro-Bund	08/18	29	5,521,516	5,504,951	16,565
Euro-OAT	09/18	87	15,586,364	15,701,048	(114,684)
Japan 10-Year Bonds	09/18	9	12,245,511	12,261,753	(16,242)
Long Gilt	09/18	142	22,791,545	23,062,006	(270,461)
U.S. Treasury 5-Year Notes	09/18	6	678,422	681,703	(3,281)
U.S. Treasury 30-Year Bonds	09/18	260	36,695,428	37,700,000	(1,004,572)
U.S. Treasury Ultra 10-Year Notes	09/18	222	28,239,011	28,468,031	(229,020)
U.S. Treasury Ultra Long Bonds	09/18	11	1,715,146	1,755,188	(40,042)

					(1,774,017)

Total Futures Contracts					($1,684,676)

(f)	Forward foreign currency contracts outstanding as of June 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
ARS	38,267,672	USD	1,376,666	07/18	BNP	$-	($62,841)
ARS	17,068,602	USD	588,324	07/18	BNP	1,483	-
ARS	16,202,602	USD	592,478	07/18	DUB	-	(32,319)
ARS	1,373,000	USD	66,169	08/18	SGN	-	(21,045)
AUD	11,222,000	USD	8,284,080	07/18	BOA	20,761	-
BRL	32,936,000	USD	8,982,690	07/18	BNP	-	(484,722)
BRL	1,900,000	USD	498,100	07/18	BOA	-	(7,872)
BRL	16,793,000	USD	4,484,591	07/18	CIT	-	(151,752)
BRL	23,640,000	USD	6,131,023	07/18	DUB	-	(31,559)
BRL	19,500,000	USD	5,057,316	07/18	GSC	-	(26,032)
BRL	14,700,000	USD	3,812,438	07/18	HSB	-	(19,624)
BRL	32,871,000	USD	8,979,004	07/18	JPM	-	(497,806)
BRL	1,000,000	USD	259,350	07/18	MSC	-	(1,335)
CAD	6,385,000	USD	4,798,948	07/18	HSB	57,858	-
COP	3,721,195,250	USD	1,299,504	07/18	JPM	-	(30,709)
COP	3,721,195,250	USD	1,256,630	09/18	CIT	8,609	-
EUR	13,319,628	USD	15,497,387	07/18	BNP	57,275	-
EUR	1,873,000	USD	2,191,974	07/18	BOA	-	(4,684)
GBP	573,000	USD	768,832	07/18	GSC	-	(12,615)
GBP	21,908,000	USD	28,967,897	07/18	UBS	-	(54,804)
IDR	14,903,010,000	USD	1,037,814	09/18	HSB	-	(8,314)
INR	125,263,143	USD	1,831,065	09/18	BNP	-	(20,832)
JPY	436,037,776	USD	4,014,720	07/18	BNP	-	(76,340)
JPY	436,037,776	USD	3,976,814	08/18	TDB	-	(30,595)
NZD	12,799,000	USD	8,659,445	07/18	UBS	9,315	-
RUB	139,168,945	USD	2,207,979	07/18	HSB	6,372	-
RUB	140,501,520	USD	2,247,960	08/18	HSB	-	(23,032)
USD	992,173	ARS	27,235,137	07/18	BNP	50,595	-
USD	558,818	ARS	16,202,602	07/18	DUB	-	(1,341)
USD	1,349,828	ARS	36,344,117	08/18	BNP	160,752	-
USD	113,000	ARS	2,493,910	09/18	MSC	31,989	-
USD	8,436,082	AUD	11,222,000	07/18	GSC	131,241	-
USD	8,284,866	AUD	11,222,000	08/18	BOA	-	(20,831)
USD	9,105,207	BRL	32,936,000	07/18	BNP	607,239	-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	560,307	BRL	1,900,000	07/18	BOA	$70,079	$-
USD	4,355,257	BRL	16,793,000	07/18	CIT	22,418	-
USD	6,744,027	BRL	23,640,000	07/18	DUB	644,563	-
USD	5,805,299	BRL	19,500,000	07/18	GSC	774,015	-
USD	4,196,403	BRL	14,700,000	07/18	HSB	403,589	-
USD	8,564,378	BRL	32,871,000	07/18	JPM	83,181	-
USD	294,638	BRL	1,000,000	07/18	MSC	36,623	-
USD	274,276	BRL	1,040,000	08/18	BOA	6,892	-
USD	814,847	BRL	2,810,000	10/18	BNP	96,435	-
USD	9,020,540	BRL	33,570,000	01/19	BNP	506,286	-
USD	4,561,690	BRL	17,344,000	01/19	CIT	162,785	-
USD	9,124,372	BRL	33,883,000	01/19	JPM	530,733	-
USD	7,989,025	CAD	10,385,000	07/18	CIT	89,584	-
USD	2,008,191	CAD	2,600,000	07/18	GSC	30,465	-
USD	4,801,611	CAD	6,385,000	08/18	HSB	-	(57,739)
USD	3,694,666	CNH	23,511,377	09/18	HSB	160,438	-
USD	1,260,354	COP	3,721,195,250	07/18	CIT	-	(8,441)
USD	14,979,160	EUR	12,914,628	07/18	BNP	-	(102,542)
USD	111,658	EUR	90,000	07/18	CSF	6,482	-
USD	233,354	EUR	201,000	07/18	GSC	-	(1,374)
USD	3,093,108	EUR	2,597,000	07/18	JPM	59,902	-
USD	15,531,885	EUR	13,319,628	08/18	BNP	-	(56,535)
USD	3,296,032	EUR	2,660,000	08/18	HSB	176,200	-
USD	586,671	EUR	470,000	10/18	DUB	33,897	-
USD	198,567	EUR	160,000	10/18	HSB	10,388	-
USD	28,973,648	GBP	21,869,000	07/18	CIT	112,025	-
USD	816,184	GBP	612,000	07/18	GSC	8,497	-
USD	29,008,909	GBP	21,908,000	08/18	UBS	56,401	-
USD	1,788,000	INR	123,194,452	09/18	GSC	7,662	-
USD	8,005,120	JPY	870,000,000	07/18	JPM	133,039	-
USD	3,680,919	JPY	400,000,000	07/18	MSC	61,572	-
USD	3,968,670	JPY	436,037,776	07/18	TDB	30,290	-
USD	1,461,000	KRW	1,618,466,580	09/18	BRC	4,267	-
USD	1,434,400	KRW	1,530,504,700	09/18	GSC	56,839	-
USD	745,172	MXN	14,307,077	08/18	CIT	30,942	-
USD	8,849,414	NZD	12,799,000	07/18	JPM	180,654	-
USD	8,659,535	NZD	12,799,000	08/18	UBS	-	(9,466)
USD	2,200,689	RUB	139,168,945	07/18	CIT	-	(13,663)
USD	2,197,624	RUB	139,168,945	08/18	HSB	-	(6,201)
USD	1,461,000	SGD	1,980,985	09/18	BRC	4,660	-
USD	1,461,000	TWD	44,164,569	09/18	BRC	4,766	-

Total Forward Foreign Currency Contracts						$5,740,058	($1,876,965)

(g)	Purchased options outstanding as of June 30, 2018 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.720%	07/16/18	MSC	$400,000	$4,560	$8,743
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.765%	07/16/18	MSC	10,950,000	127,020	197,569

							$131,580	$206,312

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 5-Year Notes (09/18)	$119.25	08/24/18	CME	6	$715,500	$51	$47
Call - U.S. Treasury 30-Year Bonds (09/18)	169.00	08/24/18	CME	112	18,928,000	930	112

						981	159

Put - U.S. Treasury 2-Year Notes (09/18)	104.50	08/24/18	CME	8	1,672,000	68	8
Put - U.S. Treasury 2-Year Notes (09/18)	104.88	08/24/18	CME	1	209,750	9	1
Put - U.S. Treasury 10-Year Notes (10/18)	106.00	09/21/18	CME	76	8,056,000	650	76

						727	85

Total Options on Futures						$1,708	$244

Total Purchased Options						$133,288	$206,556

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(h)	Premiums received and value of written options outstanding as of June 30, 2018 were as follows:

Credit Default Swaptions on Credit Indices - Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG30 5Y	0.750%	07/18/18	BNP	$1,900,000	$1,805	($635)
Put - CDX IG30 5Y	0.850%	07/18/18	CIT	1,200,000	1,236	(254)
Put - CDX IG30 5Y	0.950%	07/18/18	BRC	1,000,000	1,720	(133)
Put - CDX IG30 5Y	0.950%	07/18/18	DUB	1,100,000	1,829	(146)
Put - iTraxx Main 29 5Y	0.900%	08/15/18	BNP	EUR 6,200,000	11,923	(8,557)
Put - CDX IG30 5Y	0.900%	09/19/18	BNP	$3,800,000	4,940	(4,173)
Put - CDX IG30 5Y	0.900%	09/19/18	CIT	1,700,000	2,423	(1,867)
Put - iTraxx Main 29 5Y	0.900%	09/19/18	CIT	EUR 12,300,000	25,183	(30,794)

					$51,059	($46,559)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - MXN versus USD	MXN 21.10	08/22/18	CIT	$2,630,000	$29,377	($19,278)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1.000+ 4.000%)10]	04/22/24	JPM	$13,800,000	$100,395	($800)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/Initial Index - (1+4.000%)10 ]	05/16/24	JPM	1,300,000	9,035	(85)
Cap - Eurostat Eurozone HICP	117.20	Maximum of [0, (Final Index/Initial Index) - (1+3.000%)20)]	06/22/35	GSC	2,200,000	100,087	(12,797)

						209,517	(13,682)

Floor - U.S. CPI Urban Consumers	234.81	Maximum of [0, 0.000% - ((Final Index/Initial Index)-1)]	03/24/20	JPM	12,700,000	143,510	(11,533)
Floor - U.S. CPI Urban Consumers	216.69	Maximum of [0, (1+0.000%)10 - Final Index/Initial Index]	04/07/20	CIT	90,900,000	810,160	(9)
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1+0.000%)10 - Final Index/Initial Index]	09/29/20	CIT	8,700,000	112,230	(1)
Floor - U.S. CPI Urban Consumers	238.64	Maximum of [0, 0.000% - ((Final Index/Initial Index) -1)]	10/02/20	JPM	3,800,000	70,137	(5,730)

						1,136,037	(17,273)

Total Inflation Floor/Cap Options						$1,345,554	($30,955)

Interest Rate Floor/Cap Options

Description	Exercise Rate	Floating Rate Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - ICE Swap Rate	0.000%	10-Year/2-Year ICE Swap Rate	01/02/20	MSC	$53,800,000	$41,695	($80,216)

Interest Rate Swaptions

Description	Exercise Rate	Floating Rate Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 5-Year Interest Rate Swap	3.250%	3-Month USD-LIBOR	12/04/18	CIT	$7,000,000	$39,550	($25,624)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 30-Year Bonds (08/18)	$145.00	07/27/18	CME	18	$2,610,000	$10,666	($18,000)
Call - U.S. Treasury 30-Year Bonds (08/18)	146.00	07/27/18	CME	19	2,774,000	11,555	(11,281)
Call - U.S. Treasury 30-Year Bonds (08/18)	146.50	07/27/18	CME	18	2,637,000	11,444	(8,156)

						33,665	(37,437)

Put - U.S. Treasury 30-Year Bonds (08/18)	141.00	07/27/18	CME	4	564,000	3,870	(313)
Put - U.S. Treasury 30-Year Bonds (08/18)	142.00	07/27/18	CME	6	852,000	4,024	(938)
Put - U.S. Treasury 30-Year Bonds (08/18)	143.00	07/27/18	CME	18	2,574,000	11,828	(5,625)

						19,722	(6,876)

Total Options on Futures						$53,387	($44,313)

Total Written Options						$1,560,622	($246,945)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(i)	Swap agreements outstanding as of June 30, 2018 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazilian Government	Q	1.000%	06/20/21	CIT	1.880%	$200,000	($4,874)	($17,301)	$12,427
Brazilian Government	Q	1.000%	06/20/21	DUB	1.880%	400,000	(9,747)	(34,437)	24,690
Brazilian Government	Q	1.000%	06/20/22	BOA	2.295%	100,000	(4,669)	(5,079)	410
Brazilian Government	Q	1.000%	06/20/22	HSB	2.295%	700,000	(32,686)	(36,501)	3,815

							(51,976)	(93,318)	41,342

				Exchange
Daimler AG	Q	1.000%	12/20/20	ICE	0.495%	EUR 240,000	3,794	3,533	261
Ally Financial Inc	Q	5.000%	06/20/22	ICE	1.065%	$200,000	29,585	19,950	9,635

							33,379	23,483	9,896

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							($18,597)	($69,835)	$51,238

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Main 26 5Y	Q	1.000%	12/20/21	ICE	EUR 4,300,000	($94,459)	($57,709)	($36,750)
iTraxx Main 28 5Y	Q	1.000%	12/20/22	ICE	11,700,000	(221,164)	(293,071)	71,907
CDX HY30 5Y	Q	5.000%	06/20/23	ICE	$5,648,000	(332,345)	(347,487)	15,142

						($647,968)	($698,267)	$50,299

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 8	M	0.500%	10/17/57	GSC	$1,000,000	$3,124	($52,061)	$55,185

Total Credit Default Swaps						($663,441)	($820,163)	$156,722

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.070%	U.S. CPI Urban Consumers	Z/Z	LCH	03/23/19	$2,360,000	$3,771	$136	$3,635
1.980%	U.S. CPI Urban Consumers	Z/Z	LCH	04/10/19	4,050,000	5,007	-	5,007
1.925%	U.S. CPI Urban Consumers	Z/Z	LCH	05/08/19	2,180,000	3,119	-	3,119
2.168%	U.S. CPI Urban Consumers	Z/Z	LCH	07/15/20	3,500,000	17,940	-	17,940
2.027%	U.S. CPI Urban Consumers	Z/Z	LCH	11/23/20	3,500,000	37,069	-	37,069
2.021%	U.S. CPI Urban Consumers	Z/Z	LCH	11/25/20	3,300,000	35,526	-	35,526
1.345%	France CPI Excluding Tobacco	Z/Z	LCH	06/15/21	EUR 1,300,000	467	-	467
1.550%	U.S. CPI Urban Consumers	Z/Z	LCH	07/26/21	$2,400,000	87,419	81,231	6,188
1.603%	U.S. CPI Urban Consumers	Z/Z	LCH	09/12/21	1,850,000	60,984	55,721	5,263
2.069%	U.S. CPI Urban Consumers	Z/Z	LCH	07/15/22	1,200,000	16,957	-	16,957
2.250%	3-Month USD-LIBOR	S/Q	CME	12/20/22	30,400,000	(823,869)	34,436	(858,305)
2.210%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/23	6,810,000	44,756	-	44,756
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	04/27/23	5,320,000	6,562	(801)	7,363
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/23	1,150,000	2,099	-	2,099
2.281%	U.S. CPI Urban Consumers	Z/Z	LCH	05/10/23	1,760,000	1,782	-	1,782
2.000%	3-Month USD-LIBOR	S/Q	CME	06/20/23	3,000,000	(125,403)	(115,304)	(10,099)
2.678%	3-Month USD-LIBOR	S/Q	CME	10/25/23	5,000,000	(59,370)	-	(59,370)
2.670%	3-Month USD-LIBOR	S/Q	CME	11/19/23	4,000,000	(50,095)	42,296	(92,391)
2.681%	3-Month USD-LIBOR	S/Q	CME	12/12/23	4,000,000	(49,064)	-	(49,064)
2.500%	3-Month USD-LIBOR	S/Q	CME	12/19/23	6,500,000	(134,503)	(52,260)	(82,243)
11.970%	BRL-CDI-Compounded	Z/Z	CME	01/04/27	BRL 8,400,000	26,279	1,909	24,370
2.250%	3-Month USD-LIBOR	S/Q	CME	06/20/28	$13,670,000	(850,810)	(937,372)	86,562
1.710%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/33	EUR 500,000	1,239	(533)	1,772
3.585%	GBP Retail Price	Z/Z	LCH	10/15/46	GBP 1,070,000	(137,677)	(87,180)	(50,497)
3.428%	GBP Retail Price	Z/Z	LCH	03/15/47	2,540,000	(12,087)	116,963	(129,050)

						($1,891,902)	($860,758)	($1,031,144)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.060%	U.S. CPI Urban Consumers	Z/Z	GSC	05/12/25	$2,500,000	($38,449)	$-	($38,449)
1.788%	U.S. CPI Urban Consumers	Z/Z	MSC	07/18/26	2,800,000	(151,466)	-	(151,466)
1.810%	U.S. CPI Urban Consumers	Z/Z	MSC	07/19/26	4,100,000	(212,595)	-	(212,595)
1.800%	U.S. CPI Urban Consumers	Z/Z	MSC	07/20/26	2,600,000	(137,080)	-	(137,080)
1.805%	U.S. CPI Urban Consumers	Z/Z	MSC	09/20/26	800,000	(41,336)	-	(41,336)

						(580,926)	-	(580,926)

			Exchange
2.000%	3-Month USD-LIBOR	S/Q	CME	12/20/19	200,000	2,063	(1,047)	3,110
2.143%	U.S. CPI Urban Consumers	Z/Z	LCH	04/25/20	410,000	(6)	-	(6)
1.750%	3-Month USD-LIBOR	S/Q	CME	06/20/20	34,100,000	686,028	658,551	27,477
1.505%	Eurostat Eurozone HICP	Z/Z	LCH	06/26/21	EUR 700,000	(491)	-	(491)
1.350%	France CPI Excluding Tobacco	Z/Z	LCH	01/15/23	2,040,000	(11,006)	615	(11,621)
1.535%	Eurostat Eurozone HICP	Z/Z	LCH	06/15/23	12,000,000	5,546	(477)	6,023
2.063%	U.S. CPI Urban Consumers	Z/Z	LCH	05/12/25	$8,200,000	(126,413)	-	(126,413)
2.300%	3-Month USD-LIBOR	S/Q	CME	04/27/26	28,100,000	821,824	526,740	295,084
1.730%	U.S. CPI Urban Consumers	Z/Z	LCH	07/26/26	2,400,000	(142,548)	(128,648)	(13,900)
1.850%	3-Month USD-LIBOR	S/Q	CME	07/27/26	4,300,000	209,001	168,377	40,624
2.000%	3-Month USD-LIBOR	S/Q	CME	07/27/26	23,900,000	1,006,970	723,878	283,092
1.800%	U.S. CPI Urban Consumers	Z/Z	LCH	09/12/26	4,300,000	(222,727)	(43,388)	(179,339)
1.801%	U.S. CPI Urban Consumers	Z/Z	LCH	09/12/26	1,850,000	(95,639)	(85,451)	(10,188)
1.805%	U.S. CPI Urban Consumers	Z/Z	LCH	09/12/26	1,600,000	(82,112)	(73,280)	(8,832)
1.780%	U.S. CPI Urban Consumers	Z/Z	LCH	09/15/26	1,600,000	(86,405)	(77,664)	(8,741)
2.400%	3-Month USD-LIBOR	S/Q	CME	12/07/26	800,000	19,934	9,068	10,866
1.750%	3-Month USD-LIBOR	S/Q	LCH	12/21/26	14,410,000	1,267,506	708,044	559,462
2.180%	U.S. CPI Urban Consumers	Z/Z	LCH	09/20/27	1,210,000	(27,051)	-	(27,051)
0.300%	6-Month JPY-LIBOR	S/S	LCH	09/20/27	JPY 860,000,000	(37,249)	(14,584)	(22,665)
2.150%	U.S. CPI Urban Consumers	Z/Z	LCH	09/25/27	$1,200,000	(30,679)	-	(30,679)
2.156%	U.S. CPI Urban Consumers	Z/Z	LCH	10/17/27	2,700,000	(66,583)	-	(66,583)
1.575%	France CPI Excluding Tobacco	Z/Z	LCH	01/15/28	EUR 840,000	(3,454)	-	(3,454)
2.335%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/28	$3,450,000	(12,639)	7,486	(20,125)
1.590%	France CPI Excluding Tobacco	Z/Z	LCH	02/15/28	EUR 3,480,000	(7,612)	(105)	(7,507)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.606%	France CPI Excluding Tobacco	Z/Z	LCH	02/15/28	EUR 510,000	($86)	$-	($86)
1.535%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/28	1,300,000	(8,937)	169	(9,106)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/20/28	JPY 60,000,000	(1,621)	(924)	(697)
3.250%	3-Month NZD Bank Bills	S/Q	CME	03/21/28	NZD 4,500,000	(91,615)	13,412	(105,027)
3.100%	3-Month USD-LIBOR	S/Q	CME	04/17/28	$840,000	(2,562)	(5,306)	2,744
2.353%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/28	1,150,000	141	-	141
2.360%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/28	1,730,000	1,458	-	1,458
2.364%	U.S. CPI Urban Consumers	Z/Z	LCH	05/10/28	1,760,000	2,013	-	2,013
1.620%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/28	EUR 1,780,000	1,193	112	1,081
2.250%	3-Month USD-LIBOR	S/Q	LCH	06/20/28	$13,200,000	780,722	726,643	54,079
1.500%	6-Month GBP-LIBOR	S/S	LCH	09/19/28	GBP 13,610,000	85,005	320,155	(235,150)
0.450%	6-Month JPY-LIBOR	S/S	LCH	03/20/29	JPY 530,000,000	(51,743)	(28,827)	(22,916)
3.190%	GBP Retail Price	Z/Z	LCH	04/15/30	GBP 4,000,000	(25,321)	(225,983)	200,662
3.400%	GBP Retail Price	Z/Z	LCH	06/15/30	3,400,000	135,374	52,034	83,340
3.325%	GBP Retail Price	Z/Z	LCH	08/15/30	9,730,000	160,422	(58,600)	219,022
3.300%	GBP Retail Price	Z/Z	LCH	12/15/30	1,200,000	(4,885)	(56,971)	52,086
3.530%	GBP Retail Price	Z/Z	LCH	10/15/31	270,000	10,385	7,144	3,241
3.470%	GBP Retail Price	Z/Z	LCH	09/15/32	6,310,000	151,859	2,369	149,490
3.358%	GBP Retail Price	Z/Z	LCH	04/15/35	1,200,000	27,819	(29,642)	57,461
1.910%	France CPI Excluding Tobacco	Z/Z	LCH	01/15/38	EUR 620,000	7,397	1,731	5,666
1.500%	6-Month JPY-LIBOR	S/S	CME	12/21/45	JPY 37,200,000	(60,466)	(113,079)	52,613
2.000%	1-Day USD-Federal Funds	A/A	LCH	12/15/47	$2,610,000	245,260	6,265	238,995
2.428%	1-Day USD-Federal Funds	A/A	LCH	12/20/47	500,000	869	1,208	(339)
2.478%	1-Day USD-Federal Funds	A/A	LCH	12/20/47	1,203,000	(10,905)	6,639	(17,544)
2.499%	1-Day USD-Federal Funds	A/A	LCH	12/20/47	390,000	(5,316)	974	(6,290)
1.946%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/48	EUR 500,000	(5,919)	1,019	(6,938)
2.150%	3-Month USD-LIBOR	S/Q	CME	06/19/48	$2,650,000	455,013	265,163	189,850
2.500%	3-Month USD-LIBOR	S/Q	CME	06/20/48	4,100,000	404,844	489,580	(84,736)
1.750%	6-Month GBP-LIBOR	S/S	LCH	09/19/48	GBP 3,320,000	(132,198)	(211,605)	79,407

						5,134,458	3,541,795	1,592,663

Total Interest Rate Swaps – Short						$4,553,532	$3,541,795	$1,011,737

Total Interest Rate Swaps						$2,661,630	$2,681,037	($19,407)

Total Swap Agreements						$1,998,189	$1,860,874	$137,315

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$63,261,745	$-	$63,261,745	$-
	Mortgage-Backed Securities	140,184,646	-	139,559,621	625,025
	Asset-Backed Securities	45,038,227	-	45,038,227	-
	U.S. Treasury Obligations	765,532,331	-	765,532,331	-
	Foreign Government Bonds & Notes	85,127,419	-	85,127,419	-
	Municipal Bonds	144,279	-	144,279	-
	Short-Term Investments	46,060,162	-	46,060,162	-
	Derivatives:
	Credit Contracts
	Swaps	36,503	-	36,503	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,740,058	-	5,740,058	-
	Interest Rate Contracts
	Futures	117,927	117,927	-	-
	Purchased Options	206,556	-	206,556	-
	Swaps	6,839,622	-	6,839,622	-

	Total Interest Rate Contracts	7,164,105	117,927	7,046,178	-

	Total Asset - Derivatives	12,940,666	117,927	12,822,739	-

	Total Assets	1,158,289,475	117,927	1,157,546,523	625,025

Liabilities	Securities Sold Short
	Mortgage-Backed Security	(14,610,430)	-	(14,610,430)	-
	Sale-buyback Financing Transactions	(318,965,816)	-	(318,965,816)	-
	Derivatives:
	Credit Contracts
	Swaps	(699,944)	-	(699,944)	-
	Written Options	(46,559)		(46,559)

	Total Credit Contracts	(746,503)	-	(746,503)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,876,965)	-	(1,876,965)	-
	Written Options	(19,278)		(19,278)

	Total Foreign Currency Contracts	(1,896,243)	-	(1,896,243)	-

	Interest Rate Contracts
	Futures	(1,802,603)	(1,802,603)	-	-
	Swaps	(4,177,992)	-	(4,177,992)	-
	Written Options	(181,108)	-	(181,108)	-

	Total Interest Rate Contracts	(6,161,703)	(1,802,603)	(4,359,100)	-

	Total Liabilities - Derivatives	(8,804,449)	(1,802,603)	(7,001,846)	-

	Total Liabilities	(342,380,695)	(1,802,603)	(340,578,092)	-

	Total	$815,908,780	($1,684,676)	$816,968,431	$625,025

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 2.0%

Consumer, Cyclical - 1.0%

Ford Motor Credit Co LLC 3.589% (USD LIBOR + 1.235%) due 02/15/23 §	$2,180,000	$2,194,819
General Motors Financial Co Inc 3.188% (USD LIBOR + 0.850%) due 04/09/21 §	2,000,000	2,011,200

		4,206,019

Consumer, Non-Cyclical - 1.0%

Becton Dickinson and Co 3.211% (USD LIBOR + 0.875%) due 12/29/20 §	2,170,000	2,174,055
Cardinal Health Inc 3.111% (USD LIBOR + 0.770%) due 06/15/22 §	2,175,000	2,174,036

		4,348,091

Total Corporate Bonds & Notes (Cost $8,554,629)		8,554,110

MORTGAGE-BACKED SECURITIES - 4.7%

Collateralized Mortgage Obligations - Commercial - 0.6%

JP Morgan Chase Commercial Mortgage Securities Corp 3.000% (USD LIBOR + 1.000%) due 06/15/32 § # ~	1,600,000	1,602,457
RETL 3.173% (USD LIBOR + 1.100%) due 03/15/33 § ~	470,848	473,393
TPG Real Estate Finance Issuer Ltd 2.823% (USD LIBOR + 0.750%) due 02/15/35 § ~	240,000	240,243
VMC Finance LLC 2.893% (USD LIBOR + 0.820%) due 04/15/35 § ~	511,705	512,943

		2,829,036

Collateralized Mortgage Obligations - Residential - 4.1%

Deephaven Residential Mortgage Trust
2.976% due 12/25/57 § ~	432,871	431,375
3.027% due 12/25/57 § ~	466,822	459,957
3.479% due 04/25/58 ± § ~	2,672,316	2,672,283
Fannie Mae 3.000% due 04/25/40 - 01/25/41	489,202	482,830
Fannie Mae Connecticut Avenue Securities 2.771% (USD LIBOR + 0.680%) due 10/25/30 §	1,252,459	1,252,333
Freddie Mac 3.000% due 05/15/39 - 03/15/41	665,890	659,470
JP Morgan Mortgage Trust
3.500% due 06/25/48 § ~	326,612	323,426
3.500% due 09/25/48 § ~	486,251	481,508
3.500% due 10/25/48 § ~	2,787,141	2,780,729
3.500% due 12/25/48 § ~	466,233	461,685
PNMAC GMSR ISSUER Trust 4.941% (USD LIBOR + 2.850%) due 02/25/23 § ~	180,000	181,322
PSMC Trust 3.500% due 02/25/48 § ~	421,611	419,929
Sequoia Mortgage Trust
2.500% due 01/25/45 § ~	1,984,503	1,950,491
3.500% due 03/25/48 § ~	385,707	383,006
3.500% due 05/25/48 § ~	2,818,994	2,796,924
4.000% due 02/25/48 § ~	345,948	350,188
4.000% due 06/25/48 § ~	1,538,009	1,560,237

		17,647,693

Total Mortgage-Backed Securities (Cost $20,510,480)		20,476,729

	Principal Amount	Value
ASSET-BACKED SECURITIES - 38.2%

AccessLex Institute 2.902% (USD LIBOR + 0.570%) due 09/22/37 §	$324,131	$311,776
AIMCO CLO (Cayman) 3.198% (USD LIBOR + 0.850%) due 01/15/28 § ~	1,100,000	1,099,553
American Credit Acceptance Receivables Trust
2.000% due 07/10/20 ~	296,439	295,804
2.940% due 01/10/24 ~	640,000	636,102
AmeriCredit Automobile Receivables 2.300% due 03/08/21	1,000,000	997,116
AmeriCredit Automobile Receivables Trust
1.460% due 05/10/21	2,912,840	2,896,554
1.530% due 07/08/21	2,700,000	2,680,779
Americredit Automobile Receivables Trust 2.450% due 05/20/19	1,705,239	1,705,304
AmeriCredit Automobile Receivables Trust
2.580% due 09/08/20	278,309	278,216
2.730% due 03/08/21	3,000,000	3,000,643
Arbor Realty Commercial Real Estate Notes Ltd 3.059% (USD LIBOR + 1.150%) due 06/15/28 § ~	1,700,000	1,700,103
Avant Loans Funding Trust
2.290% due 06/15/20 ~	351,339	351,024
3.090% due 06/15/21 ~	1,920,000	1,920,006
Avery Point IV CLO Ltd (Cayman) 3.460% (USD LIBOR + 1.100%) due 04/25/26 § ~	1,100,000	1,100,850
BCC Funding XIV LLC
2.200% due 02/20/19 ~	1,141,720	1,141,772
2.960% due 06/20/23 ~	420,000	418,601
Chesapeake Funding II LLC 2.523% (USD LIBOR + 0.450%) due 04/15/30 § ~	6,000,000	5,995,457
CIFC Funding Ltd (Cayman) 3.128% (USD LIBOR + 0.780%) due 04/15/27 § ~	1,100,000	1,096,981
CLI Funding V LLC 3.290% due 06/18/29 ~	729,645	718,579
CNH Equipment Trust
1.630% due 08/15/21	697,182	690,946
2.230% due 10/17/22	750,000	747,309
Commonbond Student Loan Trust
2.550% due 05/25/41 ~	453,997	445,435
3.200% due 06/25/32 ~	116,591	116,062
3.320% due 05/25/40 ~	1,174,121	1,173,743
CPS Auto Receivables Trust
1.620% due 01/15/20 ~	29,143	29,126
1.870% due 03/15/21 ~	547,749	544,958
2.160% due 05/17/21 ~	129,178	128,723
3.180% due 09/15/20 ~	2,795,194	2,798,970
Diamond Resorts Owner Trust 2.990% due 05/22/28 ~	277,166	275,872
DRB Prime Student Loan Trust
2.320% due 04/25/30	25,593	25,453
2.540% due 04/27/26 ~	29,501	29,422
3.060% due 07/25/31 ~	54,325	54,098
3.170% due 07/25/31 ~	1,136,868	1,134,129
Drive Auto Receivables Trust
1.820% due 06/15/20	-	-
1.910% due 03/15/19	133,759	133,715
2.450% due 05/15/19	884,927	885,018
3.060% due 05/17/21 ~	484,846	485,475
3.190% due 07/15/22 ~	820,630	822,030
3.220% due 04/15/22	390,000	390,243

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
DT Auto Owner Trust
2.400% due 05/17/21 ~	$270,000	$268,941
2.590% due 05/17/21 ~	526,624	525,875
2.840% due 09/15/21 ~	2,070,000	2,070,391
3.040% due 01/18/22 ~	2,920,000	2,910,802
ECMC Group Student Loan Trust
2.841% (USD LIBOR + 0.750%) due 02/27/68 § ~	2,650,069	2,654,940
3.441% (USD LIBOR + 1.350%) due 07/26/66 § ~	244,036	248,346
EdLinc Student Loan Funding Trust 3.350% (USD Prime - 1.150%) due 12/01/47 § ~	501,377	499,839
Education Loan Asset-Backed Trust I 2.891% (USD LIBOR + 0.800%) due 06/25/26 § ~	136,713	137,341
Elara HGV Timeshare Issuer LLC 2.730% due 04/25/28 ~	98,849	96,776
ELFI Graduate Loan Program LLC 2.841% (USD LIBOR + 0.750%) due 08/25/42 § ~	1,267,733	1,268,799
Exeter Automobile Receivables Trust
2.050% due 12/15/21 ~	645,436	642,044
2.210% due 05/17/21 ~	309,979	309,035
2.750% due 04/15/22 ~	190,000	188,455
2.790% due 07/15/21 ~	3,409,767	3,408,818
2.840% due 08/16/21 ~	2,710,000	2,710,813
3.270% due 05/16/22 ~	860,000	859,426
First Investors Auto Owner Trust
2.000% due 03/15/22 ~	668,130	664,333
2.720% due 04/17/23 ~	260,000	255,489
2.840% due 05/16/22 ~	1,539,141	1,539,249
Flagship Credit Auto Trust
2.070% due 04/15/22 ~	1,780,700	1,766,718
2.380% due 10/15/20 ~	459,769	459,234
2.590% due 06/15/22 ~	805,283	802,031
2.660% due 10/17/22 ~	980,000	966,142
2.770% due 12/15/20 ~	211,379	211,452
2.970% due 10/17/22 ~	2,799,452	2,799,498
GMF Floorplan Owner Revolving Trust 2.923% (USD LIBOR + 0.850%) due 05/17/21 § ~	2,000,000	2,011,392
Hertz Fleet Lease Funding LP 2.546% (USD LIBOR + 0.500%) due 05/10/32 § ~	2,680,000	2,683,122
Hilton Grand Vacations Trust 2.280% due 01/25/26 ~	77,515	76,990
Hyundai Auto Lease Securitization Trust 1.650% due 07/15/20 ~	700,000	695,450
JP Morgan Student Loan Trust 2.709% (USD LIBOR + 0.350%) due 06/28/39 § ~	259,740	248,489
Laurel Road Prime Student Loan Trust
1.870% due 11/25/42 ~	242,723	241,950
2.641% (USD LIBOR + 0.550%) due 11/25/42 § ~	2,008,065	2,013,738
2.680% due 05/26/43 ~	3,679,551	3,678,446
Lendmark Funding Trust 3.810% due 12/21/26 ~	650,000	653,146
Mariner Finance Issuance Trust
2.920% due 12/20/29 ~	700,000	690,147
3.620% due 02/20/29 ~	146,000	146,646
Marlette Funding Trust
2.360% due 12/15/24 ~	2,909,322	2,898,112
2.390% due 07/15/24 ~	64,532	64,399
2.610% due 03/15/28 ~	746,180	744,181
2.827% due 03/15/24 ~	333,110	333,043
3.060% due 07/17/28 ~	1,350,000	1,352,786
MP CLO VII Ltd (Cayman) 3.195% (USD LIBOR + 0.840%) due 04/18/27 § ~	880,000	879,291

	Principal Amount	Value
MVW Owner Trust
2.250% due 12/20/33 ~	$479,395	$467,812
2.640% due 12/20/33 ~	724,420	710,580
Navient Private Education Loan Trust 2.788% (USD LIBOR + 0.720%) due 12/15/59 § ~	320,000	320,517
Navient Private Education Refi Loan Trust 2.530% due 02/18/42 ~	1,181,504	1,172,530
Navient Student Loan Trust
2.281% (USD LIBOR + 0.190%) due 03/25/67 § ~	520,222	520,142
2.441% (USD LIBOR + 0.350%) due 03/25/67 § ~	1,200,000	1,200,709
2.471% (USD LIBOR + 0.380%) due 03/25/67 § ~	630,000	630,289
2.511% (USD LIBOR + 0.420%) due 08/27/29 §	1,991,664	1,994,532
2.691% (USD LIBOR + 0.600%) due 07/26/66 § ~	2,000,000	2,016,012
2.811% (USD LIBOR + 0.720%) due 03/25/67 § ~	480,000	482,336
2.841% (USD LIBOR + 0.750%) due 03/25/66 § ~	2,220,000	2,240,603
2.841% (USD LIBOR + 0.750%) due 03/25/67 § ~	510,000	510,137
Nelnet Student Loan Trust
2.502% (USD LIBOR + 0.170%) due 03/23/37 §	435,497	406,777
2.520% (USD LIBOR + 0.160%) due 10/25/38 §	914,233	879,941
2.560% (USD LIBOR + 0.200%) due 01/25/38 §	395,439	371,297
2.585% (USD LIBOR + 0.250%) due 06/25/41 §	183,411	171,862
2.691% (USD LIBOR + 0.600%) due 10/27/36 § ~	513,492	512,834
2.710% (USD LIBOR + 0.350%) due 10/25/40 §	629,916	600,964
2.741% (USD LIBOR + 0.650%) due 11/25/52 § ~	1,336,249	1,343,275
2.851% (USD LIBOR + 0.760%) due 05/25/66 § ~	1,950,000	1,954,552
3.460% (USD LIBOR + 1.500%) due 03/25/48 § ~	1,000,000	1,004,161
3.460% (USD LIBOR + 1.500%) due 06/25/54 § ~	100,000	92,513
3.591% (USD LIBOR + 1.500%) due 06/26/51 § ~	2,114,000	2,186,618
Neuberger Berman CLO XX Ltd (Cayman) 3.148% (USD LIBOR + 0.800%) due 01/15/28 § ~	1,050,000	1,046,809
NextGear Floorplan Master Owner Trust 2.713% (USD LIBOR + 0.640%) due 02/15/23 § ~	370,000	370,812
Nissan Auto Lease Trust 1.490% due 03/15/19	108,436	108,373
OCP CLO Ltd (Cayman) 3.182% (USD LIBOR + 0.820%) due 10/26/27 § ~	1,100,000	1,099,137
OneMain Direct Auto Receivables Trust 2.310% due 12/14/21 ~	410,000	407,032
OSCAR US Funding Trust 2.550% due 12/15/21 ~	863,987	862,723
OSCAR US Funding Trust VII LLC (Japan) 2.130% due 11/10/20 ~	2,079,500	2,072,764
OSCAR US Funding Trust VIII LLC (Japan) 2.910% due 04/12/21 ~	240,000	239,851
PHEAA Student Loan Trust 2.681% (USD LIBOR + 0.590%) due 08/25/40 § ~	401,149	400,851

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Prestige Auto Receivables Trust
1.460% due 07/15/20 ~	$352,288	$351,676
1.990% due 06/15/20 ~	493,692	493,097
Santander Drive Auto Receivables Trust
1.830% due 02/15/19	44,865	44,865
2.440% due 04/15/21	433,701	433,529
2.760% due 02/18/20	950,000	950,138
2.970% due 03/15/21	291,326	291,603
Scholar Funding Trust 3.259% (USD LIBOR + 0.900%) due 10/28/43 § ~	1,671,276	1,677,305
Sierra Receivables Funding Co LLC 2.910% due 03/20/34 ~	274,083	272,028
Sierra Timeshare Receivables Funding LLC
2.070% due 03/20/30 ~	94,705	94,492
2.300% due 10/20/31 ~	103,111	102,464
2.420% due 03/20/30 ~	401,103	399,931
2.430% due 06/20/32 ~	402,819	399,013
2.580% due 09/20/32 ~	716,167	713,276
2.780% due 07/20/33 ~	1,528,740	1,510,524
2.800% due 10/20/31 ~	425,136	423,213
3.020% due 06/20/32 ~	1,007,046	1,001,287
3.050% due 03/22/32 ~	467,459	465,375
SLC Student Loan Trust
2.543% (USD LIBOR + 0.200%) due 02/15/45 §	135,533	127,843
2.571% (USD LIBOR + 0.230%) due 12/15/39 §	852,137	803,709
2.621% (USD LIBOR + 0.280%) due 03/15/40 §	938,037	878,628
SLM Student Loan Trust
2.500% (USD LIBOR + 0.140%) due 01/27/42 §	450,000	434,901
2.510% (USD LIBOR + 0.150%) due 04/25/40 §	64,128	58,582
2.510% (USD LIBOR + 0.150%) due 03/25/44 §	500,000	484,033
2.540% (USD LIBOR + 0.180%) due 07/25/55 §	341,171	325,117
2.560% (USD LIBOR + 0.200%) due 01/27/42 §	1,248,582	1,190,087
2.560% (USD LIBOR + 0.200%) due 01/25/70 §	188,265	179,132
2.580% (USD LIBOR + 0.220%) due 03/25/44 §	437,226	413,176
2.650% (USD LIBOR + 0.290%) due 01/25/44 §	760,817	727,322
2.960% (USD LIBOR + 0.600%) due 10/25/29 § ~	5,000,000	5,023,590
2.960% (EUR LIBOR + 0.600%) due 01/25/41 §	530,000	531,993
2.960% (USD LIBOR + 0.600%) due 10/25/65 § ~	700,000	695,430
2.991% (USD LIBOR + 0.650%) due 06/15/38 §	767,050	737,378
3.360% (USD LIBOR + 1.000%) due 04/27/83 §	1,338,950	1,314,772
3.460% (USD LIBOR + 1.500%) due 06/27/44 §	100,000	96,230
3.460% (USD LIBOR + 1.500%) due 01/25/72 §	200,000	200,216
3.591% (USD LIBOR + 1.500%) due 12/28/70 §	100,000	100,163
SMB Private Education Loan Trust
2.343% (USD LIBOR + 0.270%) due 06/17/24 § ~	575,572	575,579
3.050% due 05/15/26 ~	555,361	554,412
Sofi Consumer Loan Program LLC
2.140% due 09/25/26 ~	950,388	945,371
2.200% due 11/25/26 ~	1,170,207	1,165,132

	Principal Amount	Value
SoFi Consumer Loan Program LLC
3.050% due 12/26/25 ~	$854,764	$852,377
3.060% due 09/25/28 ~	1,589,609	1,583,494
3.090% due 10/27/25 ~	692,384	692,014
SoFi Consumer Loan Program Trust 3.280% due 09/15/23 ~	2,264,537	2,268,644
SoFi Professional Loan Program LLC
2.050% due 01/25/41 ~	439,496	435,719
2.591% (USD LIBOR + 0.500%) due 11/26/40 § ~	334,848	336,050
2.791% (USD LIBOR + 0.700%) due 03/26/40 § ~	382,388	383,761
Sofi Professional Loan Program LLC 2.941% (USD LIBOR + 0.850%) due 07/25/39 § ~	2,024,748	2,035,629
SoFi Professional Loan Program LLC
3.020% due 10/25/27 ~	61,967	62,010
3.191% (USD LIBOR + 1.100%) due 10/27/36 § ~	201,688	203,751
Springleaf Funding Trust 2.900% due 11/15/29 ~	500,000	497,559
Taco Bell Funding LLC 3.832% due 05/25/46 ~	886,500	889,217
Tesla Auto Lease Trust
2.320% due 12/20/19 ~	319,344	318,347
2.750% due 02/20/20 ~	110,000	109,514
TLF National Tax Lien Trust 3.090% due 12/15/29 ~	529,274	529,133
Trafigura Securitisation Finance PLC (Ireland) 2.923% (USD LIBOR + 0.850%) due 12/15/20 § ~	400,000	400,756
VSE VOI Mortgage LLC
2.540% due 07/20/33 ~	503,272	492,383
2.740% due 07/20/33 ~	1,123,122	1,101,214
Westgate Resorts LLC 3.380% due 12/20/31 ~	1,765,896	1,762,836
Westlake Automobile Receivables Trust
1.750% due 02/15/19 ~	30,864	30,862
1.780% due 04/15/20 ~	434,040	433,515
2.323% (USD LIBOR + 0.250%) due 12/15/20 § ~	2,750,000	2,750,298
2.500% due 05/15/19 ~	2,868,264	2,868,396
2.840% due 09/15/21 ~	1,580,000	1,580,377

Total Asset-Backed Securities (Cost $165,162,055)		165,135,875

U.S. TREASURY OBLIGATIONS - 87.1%

U.S. Treasury Inflation Protected Securities - 87.1%

0.125% due 04/15/21 ^ ‡	22,350,054	22,011,965
0.125% due 04/15/22 ^ ‡	26,555,477	26,017,314
0.125% due 07/15/22 ^ ‡	26,858,171	26,418,400
0.125% due 01/15/23 ^ ‡	27,214,148	26,610,139
0.125% due 07/15/24 ^ ‡	24,418,669	23,744,036
0.125% due 07/15/26 ^ ‡	19,386,605	18,577,819
0.250% due 01/15/25 ^ ‡	23,824,017	23,178,959
0.375% due 07/15/25 ^ ‡	26,494,010	26,035,364
0.375% due 07/15/27 ^ ‡	17,573,556	17,100,976
0.500% due 01/15/28 ^ ‡	23,460,360	22,956,634
0.625% due 04/15/23 ^ ‡	13,211,874	13,192,172
0.625% due 01/15/24 ^	5,690,031	5,684,204
0.625% due 02/15/43 ^ ‡	9,043,763	8,568,460
0.750% due 02/15/45 ^ ‡	12,101,066	11,752,372
0.875% due 02/15/47 ^ ‡	6,745,570	6,752,761
1.000% due 02/15/48 ^ ‡	12,266,751	12,690,989
1.125% due 01/15/21 ^ ‡	11,537,789	11,690,087
1.375% due 02/15/44 ^ ‡	8,394,891	9,380,819

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
1.750% due 01/15/28 ^ ‡	$5,978,950	$6,535,219
2.000% due 01/15/26 ^ ‡	7,951,671	8,714,589
2.125% due 02/15/41 ^ ‡	7,366,850	9,336,795
2.375% due 01/15/25 ^ ‡	10,897,800	12,087,155
2.375% due 01/15/27 ^ ‡	6,397,485	7,277,638
3.375% due 04/15/32 ^	2,469,845	3,300,008
3.625% due 04/15/28 ^ ‡	6,350,142	8,068,254
3.875% due 04/15/29 ^ ‡	6,590,695	8,695,164

		376,378,292

Total U.S. Treasury Obligations (Cost $378,128,040)		376,378,292

MUNICIPAL BONDS - 2.0%

Brazos Higher Education Authority Inc 2.446% (USD LIBOR + 0.160%) due 03/27/23 §	1,071,507	1,068,904
2.455% (USD LIBOR + 0.120%) due 06/25/26 §	1,296,495	1,278,576
Kentucky Higher Education Student Loan Corp 2.733% (USD LIBOR + 0.750%) due 12/01/31 §	859,677	858,697
New Hampshire Higher Education Loan Corp 2.591% (USD LIBOR + 0.500%) due 10/25/28 §	1,859,042	1,858,689
North Carolina State Education Assistance Authority 3.160% (USD LIBOR + 0.800%) due 07/25/25 §	253,520	254,826
Northstar Education Finance Inc 2.459% (USD LIBOR + 0.100%) due 04/28/30 §	704,663	700,749
Rhode Island Student Loan Authority
2.633% (USD LIBOR + 0.650%) due 09/01/36 §	1,193,869	1,192,329
2.883% (USD LIBOR + 0.900%) due 07/01/31 §	1,203,212	1,204,848
South Carolina Student Loan Corp 3.360% (USD LIBOR + 1.000%) due 07/25/25 §	393,862	395,446

Total Municipal Bonds (Cost $8,814,120)		8,813,064

SHORT-TERM INVESTMENTS - 32.2%

Commercial Paper - 31.1%

Aon Corp 2.467% due 08/30/18	6,500,000	6,472,551
AT&T Inc 2.730% due 12/06/18	7,000,000	6,916,249
BAT International Finance PLC (United Kingdom) 2.490% due 09/06/18	6,750,000	6,717,980
Bell Canada Inc (Canada) 2.619% due 10/24/18	7,000,000	6,941,032
CRH America Finance Inc 2.463% due 08/29/18	8,000,000	7,966,816
Dominion Resources Inc 2.513% due 09/12/18	8,000,000	7,958,417
EI Du Pont de Nemours & Co 2.307% due 07/16/18	2,000,000	1,997,828
Entergy Corp 2.600% due 09/10/18	8,000,000	7,958,130
Harley-Davidson Financial Services Inc 2.305% due 07/17/18	4,500,000	4,494,832
Hyundai Capital America 2.582% due 10/02/18	6,500,000	6,456,089

	Principal Amount	Value
ING US Funding LLC 2.059% due 08/03/18	$1,650,000	$1,646,711
Magna International Inc (Canada) 2.362% due 07/27/18	6,500,000	6,488,104
Marriott International Inc 2.393% due 08/08/18	6,500,000	6,482,797
Michelin Luxembourg SCS (France) 2.521% due 09/14/18	3,000,000	2,983,946
Nasdaq Inc 2.227% due 08/02/18	2,500,000	2,494,765
National Grid USA 2.586% due 10/03/18	6,750,000	6,703,866
Nutrien Ltd (Canada) 2.583% due 08/15/18	6,500,000	6,478,199
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.117% due 08/30/18	3,000,000	2,989,129
Schlumberger Holdings Corp 2.299% due 08/09/18	8,000,000	7,979,154
Sempra Energy Holdings 2.534% due 09/18/18	7,500,000	7,457,559
Spectra Energy Partners LP 2.397% due 08/09/18	6,500,000	6,482,344
Suncor Energy Inc (Canada)
2.506% due 07/17/18	1,500,000	1,498,277
2.545% due 09/21/18	5,000,000	4,970,542
TransCanada PipeLines Ltd (Canada) 2.516% due 09/13/18	6,000,000	5,968,358

		134,503,675

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $4,628,084; collateralized by U.S. Treasury Notes: 2.625% due 11/15/20 and value $4,725,387)	4,627,949	4,627,949

Total Short-Term Investments (Cost $139,128,403)		139,131,624

TOTAL INVESTMENTS - 166.2% (Cost $720,297,727)		718,489,694

DERIVATIVES - 0.6%
(See Notes (e) through (g) in Notes to Schedule of Investments)		2,845,253

OTHER ASSETS & LIABILITIES, NET - (66.8%)		(288,924,245)

NET ASSETS - 100.0%		$432,410,702

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	87.1%
Asset-Backed Securities	38.2%
Short-Term Investments	32.2%
Mortgage-Backed Securities	4.7%
Others (each less than 3.0%)	4.0%

	166.2%
Derivatives	0.6%
Other Assets & Liabilities, Net	(66.8%	)

	100.0%

(b)

As of June 30, 2018, investments with a total aggregate value of 292,701,106 were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, open futures and swap agreements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(c)	The average amount of borrowings by the Fund on reverse repurchase agreements outstanding during the period ended June 30, 2018 was $265,689,902 at a weighted average interest rate of 1.940%.

(d)	Reverse repurchase agreements outstanding as of June 30, 2018 were as follows:

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount	Value
MUF	U.S. Treasury Inflation Protected Securities 0.125% - 3.625% due 04/15/22 - 02/15/48	1.980%	04/06/18	07/03/18	($51,571,529)	$51,323,125	($51,323,125)
HSB	U.S. Treasury Inflation Protected Securities 0.125% - 2.125% due 04/15/21 - 02/15/41	2.150%	06/19/18	07/03/18	(40,053,461)	40,020,000	(40,020,000)
DSA	U.S. Treasury Inflation Protected Securities 0.250% - 2.375% due 01/15/25 - 02/15/47	1.970%	04/06/18	07/10/18	(52,893,551)	52,620,000	(52,620,000)
BNP	U.S. Treasury Inflation Protected Securities 0.125% - 1.375% due 04/15/21 - 02/15/44	2.060%	05/03/18	08/03/18	(66,214,571)	65,867,813	(65,867,813)
HSB	U.S. Treasury Inflation Protected Securities 0.125% - 2.000% due 04/15/22 - 01/15/28	2.150%	06/06/18	09/06/18	(29,785,259)	29,622,500	(29,622,500)
BMO	U.S. Treasury Inflation Protected Securities 0.125% - 3.875% due 04/15/21 - 02/15/43	2.150%	06/19/18	09/18/18	(46,986,589)	46,732,610	(46,732,610)

Total Reverse Repurchase Agreements							($286,186,048)

(e)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	09/18	20	$4,227,751	$4,236,563	($8,812)
U.S. Treasury 5-Year Notes	09/18	20	2,255,405	2,272,343	(16,938)
U.S. Treasury 10-Year Notes	09/18	1	120,247	120,188	59
U.S. Treasury Ultra Long Bonds	09/18	8	1,262,973	1,276,499	(13,526)

Total Futures Contracts					($39,217)

(f)	Purchased options outstanding as of June 30, 2018 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.440%	12/13/32	JPM	$4,930,000	$247,363	$206,718
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.610%	01/31/33	JPM	2,710,000	129,809	134,254
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.675%	04/19/33	JPM	11,000,000	500,830	527,029

							878,002	868,001

Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.940%	12/13/32	JPM	10,030,000	503,255	546,627
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.110%	01/31/33	JPM	5,400,000	258,120	267,517
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.175%	04/19/33	JPM	22,100,000	1,003,561	1,054,333

							1,764,936	1,868,477

Total Purchased Options							$2,642,938	$2,736,478

(g)	Swap agreements outstanding as of June 30, 2018 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.795%	3-Month USD-LIBOR	S/Q	JPM	07/03/20	$10,500,000	$-	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.106%	U.S. CPI Urban Consumers	Z	BOA	11/03/19	$9,300,000	$63,414	$-	$63,414
2.013%	U.S. CPI Urban Consumers	Z	BOA	11/20/19	3,700,000	24,217	-	24,217
1.910%	U.S. CPI Urban Consumers	Z	JPM	12/20/19	3,700,000	28,250	-	28,250
2.057%	U.S. CPI Urban Consumers	Z	BOA	01/11/20	3,700,000	17,319	-	17,319
2.095%	U.S. CPI Urban Consumers	Z	BOA	01/19/20	3,700,000	14,792	-	14,792

Total Interest Rate Swaps						$147,992	$-	$147,992

Total Swap Agreements						$147,992	$-	$147,992

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$8,554,110	$-	$8,554,110	$-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	2,829,036	-	2,829,036	-
	Collateralized Mortgage Obligations - Residential	17,647,693	-	14,975,410	2,672,283

	Total Mortgage-Backed Securities	20,476,729	-	17,804,446	2,672,283

	Asset-Backed Securities	165,135,875	-	165,135,875	-
	U.S. Treasury Obligations	376,378,292	-	376,378,292	-
	Municipal Bonds	8,813,064	-	8,813,064	-
	Short-Term Investments	139,131,624	-	139,131,624	-
	Derivatives:
	Interest Rate Contracts
	Futures	59	59	-	-
	Purchased Options	2,736,478	-	2,736,478	-
	Swaps	147,992	-	147,992	-

	Total Interest Rate Contracts	2,884,529	59	2,884,470	-

	Total Asset - Derivatives	2,884,529	59	2,884,470	-

	Total Assets	721,374,223	59	718,701,881	2,672,283

Liabilities	Reverse Repurchase Agreements	(286,186,048)	-	(286,186,048)	-
	Derivatives:
	Interest Rate Contracts
	Futures	(39,276)	(39,276)	-	-

	Total Liabilities	(286,225,324)	(39,276)	(286,186,048)	-

	Total	$435,148,899	($39,217)	$432,515,833	$2,672,283

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 44.6%

Basic Materials - 0.2%

Newcrest Finance Pty Ltd (Australia) 4.450% due 11/15/21 ~	$400,000	$405,430
Syngenta Finance NV (Switzerland) 4.441% due 04/24/23 ~	4,400,000	4,378,614

		4,784,044

Communications - 2.6%

Altice Luxembourg SA (Luxembourg) 7.250% due 05/15/22 ~	EUR 5,012,000	5,900,569
Amazon.com Inc 5.200% due 12/03/25	$200,000	217,958
AT&T Inc
2.975% (USD LIBOR + 0.750%) due 06/01/21 §	7,300,000	7,333,435
2.998% (USD LIBOR + 0.650% ) due 01/15/20 §	6,000,000	6,032,245
CBS Radio Inc 7.250% due 11/01/24 ~ ‡	5,300,000	5,074,750
Sprint Capital Corp 6.900% due 05/01/19	4,800,000	4,908,960
Sprint Communications Inc
7.000% due 08/15/20	3,400,000	3,527,500
9.000% due 11/15/18 ~	4,700,000	4,799,875
Verizon Communications Inc
3.376% due 02/15/25	10,679,000	10,271,652
3.443% (USD LIBOR + 1.100%) due 05/15/25 §	6,200,000	6,198,626
3.500% due 11/01/24	3,400,000	3,291,774
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	6,400,000	6,350,750

		63,908,094

Consumer, Cyclical - 3.8%

Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,987,826	1,955,574
American Airlines Pass-Through Trust ‘A’ 3.250% due 04/15/30	2,843,496	2,711,468
American Airlines Pass-Through Trust ‘AA’ 3.000% due 04/15/30	3,219,960	3,033,548
Continental Airlines Pass-Through Trust ‘A’ 7.250% due 05/10/21	3,046,627	3,195,409
Daimler Finance North America LLC (Germany)
2.000% due 08/03/18 ~	8,000,000	7,996,060
3.350% due 05/04/21 ~	6,300,000	6,275,865
3.700% due 05/04/23 ~	6,200,000	6,171,988
Delta Air Lines Inc
2.600% due 12/04/20	2,200,000	2,153,421
3.625% due 03/15/22	4,215,000	4,169,906
DR Horton Inc 2.550% due 12/01/20	2,200,000	2,157,336
Ford Motor Credit Co LLC 3.589% (USD LIBOR + 1.235%) due 02/15/23 §	5,000,000	5,033,989
General Motors Financial Co Inc
2.450% due 11/06/20	4,800,000	4,689,214
3.150% due 01/15/20	5,200,000	5,192,903
3.200% due 07/13/20	4,600,000	4,580,658
3.272% (USD LIBOR + 0.930%) due 04/13/20 §	9,600,000	9,667,352
Harley-Davidson Financial Services Inc 2.150% due 02/26/20 ~	700,000	686,750
McDonald’s Corp 2.759% (USD LIBOR + 0.400%) due 10/28/21 §	6,200,000	6,227,407

	Principal Amount	Value
Newell Brands Inc 3.850% due 04/01/23	$1,700,000	$1,675,768
Toyota Motor Credit Corp 2.721% (USD LIBOR + 0.400%) due 05/17/22 §	6,200,000	6,221,215
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	2,900,000	2,871,996
Wynn Las Vegas LLC 5.500% due 03/01/25 ~	8,400,000	8,274,000

		94,941,827

Consumer, Non-Cyclical - 3.2%

Allergan Sales LLC 5.000% due 12/15/21 ~	2,500,000	2,588,311
Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	1,000,000	992,362
Anthem Inc 3.700% due 08/15/21	900,000	908,269
Bacardi Ltd (Bermuda) 4.450% due 05/15/25 ~	4,700,000	4,689,477
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22 ~	8,500,000	8,156,036
Bayer US Finance II LLC 3.875% due 12/15/23 ~	3,000,000	3,002,657
Celgene Corp 2.250% due 08/15/21	2,100,000	2,021,487
Centene Escrow I Corp 5.375% due 06/01/26 ~	5,000,000	5,078,150
Constellation Brands Inc 2.650% due 11/07/22	1,300,000	1,247,661
CVS Health Corp
2.800% due 07/20/20	3,300,000	3,273,634
3.125% due 03/09/20	4,517,000	4,512,847
Danone SA (France) 2.077% due 11/02/21 ~	7,200,000	6,887,898
Dr Pepper Snapple Group Inc 4.057% due 05/25/23 ~	6,300,000	6,330,391
Fresenius Medical Care US Finance Inc (Germany) 5.750% due 02/15/21 ~	2,300,000	2,413,243
Kraft Heinz Foods Co 4.000% due 06/15/23	7,500,000	7,483,423
Mondelez International Inc 3.000% due 05/07/20	6,000,000	5,989,616
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.375% due 06/24/22 ~	1,100,000	1,051,980
Teva Pharmaceutical Finance Netherlands II BV (Israel) 3.250% due 04/15/22	EUR 5,200,000	6,175,763
Zimmer Biomet Holdings Inc 2.700% due 04/01/20	$6,000,000	5,944,133

		78,747,338

Energy - 0.4%

BG Energy Capital PLC (United Kingdom) 4.000% due 10/15/21 ~	2,200,000	2,236,593
Enterprise Products Operating LLC 6.500% due 01/31/19	3,200,000	3,267,174
Genesis Energy LP 6.750% due 08/01/22	2,100,000	2,131,500
Odebrecht Drilling Norbe VIII (Brazil)
6.350% due 12/01/21 ~	1,070,666	1,011,779
7.350% due 12/01/26 ~	1,872,235	931,437
Odebrecht Oil & Gas Finance Ltd (Brazil) 5.197% due 08/20/18 ~	1,012,000	16,243
Plains All American Pipeline LP 2.600% due 12/15/19	2,250,000	2,227,576
Rio Oil Finance Trust (Brazil) 9.250% due 07/06/24 ~	1,158,234	1,245,101

		13,067,403

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Financial - 31.2%

AerCap Ireland Capital DAC (Ireland) 4.500% due 05/15/21	$6,900,000	$7,040,551
AIG Global Funding 3.350% due 06/25/21 ~	6,400,000	6,411,532
Ambac LSNI LLC (Cayman) 7.337% (USD LIBOR + 5.000%) due 02/12/23 § ~	5,589,278	5,680,384
American Express Co
3.375% due 05/17/21	6,200,000	6,204,898
3.400% due 02/27/23	8,300,000	8,218,580
Assurant Inc 3.589% (USD LIBOR + 1.250%) due 03/26/21 §	8,200,000	8,222,926
Australia & New Zealand Banking Group Ltd (Australia)
2.781% (USD LIBOR + 0.460%) due 05/17/21 § ~	6,100,000	6,092,389
3.300% due 05/17/21	6,200,000	6,204,470
AXA Equitable Holdings Inc 3.900% due 04/20/23 ~	3,000,000	2,978,600
Banco Bilbao Vizcaya Argentaria SA (Spain)
5.875% due 05/24/22 ~	EUR 600,000	719,073
7.000% due 02/19/19 ~	800,000	957,547
Banco Espirito Santo SA (Portugal)
2.625% due 01/15/49 * Y ~	1,000,000	344,501
4.750% due 05/08/48 * Y ~	5,600,000	1,912,856
Bank of America Corp
2.650% due 04/01/19	$4,000,000	3,996,214
2.987% (USD LIBOR + 0.650%) due 10/01/21 §	8,500,000	8,532,878
3.108% (USD LIBOR + 0.790%) due 03/05/24 §	3,990,000	3,979,235
3.300% due 01/11/23	1,480,000	1,458,732
3.359% (USD LIBOR + 1.000%) due 04/24/23 §	9,700,000	9,807,379
Barclays Bank PLC (United Kingdom) 10.179% due 06/12/21 ~	6,900,000	7,966,062
Barclays PLC (United Kingdom)
6.500% due 09/15/19	EUR 5,100,000	6,143,995
7.000% due 09/15/19 ~	GBP 1,100,000	1,486,208
8.250% due 12/15/18	$9,500,000	9,669,034
Blackstone CQP Holdco LP 6.500% due 03/20/21 ~	11,200,000	11,256,000
BRFkredit AS (Denmark) 1.000% due 10/01/18	DKK 153,500,000	24,147,616
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	$8,200,000	8,710,199
Capital One Financial Corp
2.400% due 10/30/20	900,000	878,297
2.809% (USD LIBOR + 0.450%) due 10/30/20 §	7,000,000	6,975,926
CBL & Associates LP REIT 4.600% due 10/15/24	3,760,000	3,090,848
Citigroup Inc
2.050% due 06/07/19	2,000,000	1,984,722
2.350% due 08/02/21	4,000,000	3,866,361
2.650% due 10/26/20	1,900,000	1,871,449
2.750% due 04/25/22	9,400,000	9,104,343
3.128% (USD LIBOR + 0.790%) due 01/10/20 §	9,600,000	9,668,090
3.249% (USD LIBOR + 0.930%) due 06/07/19 §	3,900,000	3,924,573
3.320% (USD LIBOR + 0.960%) due 04/25/22 §	2,100,000	2,119,791
3.352% (USD LIBOR + 1.023%) due 06/01/24 §	6,100,000	6,110,408

	Principal Amount	Value
Cooperatieve Rabobank UA (Netherlands) 3.125% due 04/26/21	$7,500,000	$7,473,707
Credit Agricole SA (France) 3.750% due 04/24/23 ~	6,200,000	6,079,011
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.800% due 09/15/22	11,000,000	10,959,017
3.800% due 06/09/23	6,200,000	6,126,461
4.645% (USD LIBOR + 2.290%) due 04/16/21 §	5,500,000	5,750,132
Crown Castle International Corp REIT 3.700% due 06/15/26	1,777,000	1,677,836
Deutsche Bank AG (Germany)
2.700% due 07/13/20	4,000,000	3,891,932
3.150% due 01/22/21	6,400,000	6,195,024
3.312% (USD LIBOR + 0.970%) due 07/13/20 §	5,100,000	5,069,441
3.520% (USD LIBOR + 1.190%) due 11/16/22 §	5,800,000	5,620,157
3.950% due 02/27/23	5,000,000	4,804,486
4.263% (USD LIBOR + 1.910%) due 05/10/19 §	13,700,000	13,766,661
Dexia Credit Local SA (France) 2.375% due 09/20/22 ~	12,700,000	12,311,428
Digital Realty Trust LP REIT 4.450% due 07/15/28	6,600,000	6,631,020
Discover Bank 2.600% due 11/13/18	3,200,000	3,198,454
Equinix Inc REIT 2.875% due 03/15/24	EUR 6,600,000	7,575,490
Essex Portfolio LP REIT 3.375% due 04/15/26	$5,200,000	4,943,551
HCP Inc REIT 4.000% due 12/01/22	3,900,000	3,920,098
Hospitality Properties Trust REIT 4.250% due 02/15/21	2,500,000	2,518,029
HSBC Holdings PLC (United Kingdom)
3.326% (USD LIBOR + 1.000%) due 05/18/24 §	6,000,000	5,986,772
3.400% due 03/08/21	7,000,000	6,999,655
3.950% due 05/18/24	5,100,000	5,089,177
4.561% (USD LIBOR + 2.240%) due 03/08/21 §	5,600,000	5,858,214
International Lease Finance Corp 6.250% due 05/15/19	5,400,000	5,537,672
Jackson National Life Global Funding 2.807% (USD LIBOR + 0.480%) due 06/11/21 § ~	4,300,000	4,307,298
JPMorgan Chase & Co
2.400% due 06/07/21	6,000,000	5,847,575
2.945% (USD LIBOR + 0.610%) due 06/18/22 §	7,100,000	7,101,414
3.514% due 06/18/22	7,500,000	7,508,312
JPMorgan Chase Bank NA
2.605% due 02/13/20	8,200,000	8,199,796
3.086% due 04/26/21	17,200,000	17,163,561
LeasePlan Corp NV (Netherlands) 2.875% due 01/22/19 ~	8,000,000	7,987,794
Life Storage LP REIT 3.875% due 12/15/27	2,600,000	2,464,409
Lloyds Bank PLC (United Kingdom)
3.300% due 05/07/21	5,800,000	5,791,617
5.800% due 01/13/20 ~	6,600,000	6,851,090
Lloyds Banking Group PLC (United Kingdom)
3.130% (USD LIBOR + 0.800%) due 06/21/21 §	7,400,000	7,400,899
4.450% due 05/08/25	4,500,000	4,529,572
7.000% due 06/27/19 ~	GBP 5,000,000	6,737,702

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Manulife Financial Corp (Canada) 4.150% due 03/04/26	$2,000,000	$1,997,780
Mitsubishi UFJ Financial Group Inc (Japan) 3.455% due 03/02/23	6,900,000	6,843,008
Morgan Stanley
2.903% (USD LIBOR + 0.550%) due 02/10/21 §	6,000,000	6,013,163
3.539% (USD LIBOR + 1.180%) due 01/20/22 §	9,600,000	9,728,740
3.737% due 04/24/24	7,400,000	7,361,269
National Australia Bank Ltd (Australia) 2.250% due 03/16/21 ~	7,700,000	7,532,257
National Rural Utilities Cooperative Finance Corp 2.900% due 03/15/21	5,300,000	5,262,233
Navient Corp 5.500% due 01/15/19	700,000	706,475
Nordea Bank AB (Sweden) 4.875% due 01/27/20 ~	3,300,000	3,389,461
Nordea Kredit Realkreditaktieselskab (Denmark) 1.000% due 10/01/18 ~	DKK 131,800,000	20,735,732
Nykredit Realkredit AS (Denmark)
1.000% due 07/01/18 ~	158,800,000	24,894,872
1.000% due 10/01/18 ~	175,100,000	27,547,151
Omega Healthcare Investors Inc REIT 4.750% due 01/15/28	$590,000	569,686
Oversea-Chinese Banking Corp Ltd (Singapore)
2.771% (USD LIBOR + 0.450%) due 05/17/21 § ~	5,000,000	5,015,845
Piper Jaffray Cos 5.060% due 10/09/18 ~	2,000,000	2,009,503
Public Storage REIT 2.370% due 09/15/22	7,200,000	6,916,302
Regency Centers LP REIT 4.125% due 03/15/28	3,500,000	3,465,302
Royal Bank of Canada (Canada) 2.300% due 03/22/21	7,700,000	7,552,993
Royal Bank of Scotland Group PLC (United Kingdom)
2.500% due 03/22/23 ~	EUR 4,900,000	6,030,573
4.892% due 05/18/29	$5,000,000	4,984,781
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	4,500,000	4,364,559
Santander UK PLC (United Kingdom) 3.400% due 06/01/21	6,400,000	6,398,453
Simon Property Group LP REIT 2.500% due 09/01/20	6,400,000	6,310,581
Skandinaviska Enskilda Banken AB (Sweden)
2.751% (USD LIBOR + 0.430%) due 05/17/21 § ~	6,200,000	6,197,266
3.250% due 05/17/21 ~	6,300,000	6,273,704
Springleaf Finance Corp 8.250% due 12/15/20	4,000,000	4,330,000
STORE Capital Corp REIT 4.500% due 03/15/28	7,600,000	7,446,560
Sumitomo Mitsui Banking Corp (Japan) 2.514% due 01/17/20	7,000,000	6,927,478
Sumitomo Mitsui Trust Bank Ltd (Japan) 2.050% due 03/06/19 ~	8,000,000	7,959,357
Tesco Property Finance PLC (United Kingdom)
5.661% due 10/13/41 ~	GBP 98,493	150,448
5.801% due 10/13/40 ~	195,956	304,457
The Goldman Sachs Group Inc
3.139% (USD LIBOR + 1.170%) due 10/31/22 §	$9,800,000	9,806,631
3.200% due 02/23/23	7,100,000	6,923,650
3.491% (USD LIBOR + 1.170%) due 05/15/26 §	5,900,000	5,834,081
3.541% (USD LIBOR + 1.200%) due 09/15/20 §	8,400,000	8,528,677

	Principal Amount	Value
The Toronto-Dominion Bank (Canada) 2.250% due 03/15/21 ~	$7,700,000	$7,532,691
UBS AG (Switzerland)
2.350% due 03/26/20	1,400,000	1,384,543
2.639% (USD LIBOR + 0.320%) due 12/07/18 § ~	6,000,000	6,005,670
2.639% (USD LIBOR + 0.320%) due 05/28/19 § ~	4,200,000	4,205,746
2.901% (USD LIBOR + 0.580%) due 06/08/20 § ~	10,000,000	10,032,600
3.150% (USD LIBOR + 0.850%) due 06/01/20 §	1,700,000	1,715,187
UBS Group Funding Switzerland AG (Switzerland)
3.000% due 04/15/21 ~	8,000,000	7,880,277
4.125% due 04/15/26 ~	7,100,000	7,031,361
Washington Prime Group LP REIT 3.850% due 04/01/20	3,400,000	3,313,061
Wells Fargo & Co 6.111% (USD LIBOR + 3.770%) due 09/15/18 §	16,700,000	16,940,063
Wells Fargo Bank NA 2.964% (USD LIBOR + 0.650%) due 12/06/19 §	5,000,000	5,034,475
Westpac Banking Corp (Australia) 3.050% due 05/15/20	6,300,000	6,297,273

		771,297,106

Industrial - 1.2%

Arrow Electronics Inc 3.500% due 04/01/22	4,600,000	4,539,237
CNH Industrial Capital LLC 4.875% due 04/01/21	3,500,000	3,600,625
General Electric Co 5.000% due 01/21/21	5,100,000	5,037,525
John Deere Capital Corp 2.869% (USD LIBOR + 0.550%) due 06/07/23 §	6,600,000	6,596,435
Penske Truck Leasing Co LP 4.875% due 07/11/22 ~	2,600,000	2,702,976
Rockwell Collins Inc
2.800% due 03/15/22	6,500,000	6,337,664
3.100% due 11/15/21	1,100,000	1,086,160

		29,900,622

Technology - 0.8%

Broadcom Corp 3.875% due 01/15/27	4,800,000	4,546,573
Dell International LLC 5.450% due 06/15/23 ~	6,500,000	6,805,063
Hewlett Packard Enterprise Co 2.850% due 10/05/18	2,774,000	2,778,216
NetApp Inc 3.250% due 12/15/22	2,400,000	2,344,722
VMware Inc 2.300% due 08/21/20	3,300,000	3,230,358

		19,704,932

Utilities - 1.2%

Duke Energy Corp 2.830% (USD LIBOR + 0.500%) due 05/14/21 § ~	6,200,000	6,200,771
Engie SA (France) 2.875% due 10/10/22 ~	4,600,000	4,489,488
Entergy Corp 4.000% due 07/15/22	1,900,000	1,924,811
Public Service Enterprise Group Inc 2.000% due 11/15/21	1,900,000	1,808,243
SGSP Australia Assets Pty Ltd (Australia) 3.300% due 04/09/23 ~	1,200,000	1,173,422

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
The Southern Co 3.037% (USD LIBOR + 0.700%) due 09/30/20 § ~	$8,500,000	$8,543,233
3.250% due 07/01/26	5,700,000	5,357,843

		29,497,811

Total Corporate Bonds & Notes (Cost $1,113,919,439)		1,105,849,177

SENIOR LOAN NOTES - 0.2%

Communications - 0.1%

CBS Radio Inc Term B 4.838% (USD LIBOR + 2.750%) due 11/17/24 §	1,480,297	1,473,204

Industrial - 0.1%

Ply Gem Industries Inc Term B 6.089% (USD LIBOR + 3.750%) due 04/12/25 §	4,000,000	4,001,248

Total Senior Loan Notes (Cost $5,453,888)		5,474,452

MORTGAGE-BACKED SECURITIES - 61.4%

Collateralized Mortgage Obligations - Commercial - 1.7%

Ashford Hospitality Trust 3.050% (USD LIBOR + 1.000%) due 05/15/35 § # ~	7,400,000	7,409,337
Capmark Mortgage Securities Inc (IO) 1.297% due 05/15/35 §	179,418	241
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	5,613,000	5,479,714
Citigroup Commercial Mortgage Trust 2.984% due 11/15/49	8,000,000	7,774,028
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.393% due 08/25/22 §	21,125,383	912,395
GS Mortgage Securities Trust 3.722% due 10/10/49 § ~	7,000,000	6,889,443
JP Morgan Chase Commercial Mortgage Securities Corp 3.000% (USD LIBOR + 1.000%) due 06/15/32 § # ~	7,400,000	7,411,366
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	7,000,000	6,944,461

		42,820,985

Collateralized Mortgage Obligations - Residential - 7.1%

Alternative Loan Trust 2.261% (USD LIBOR + 0.170%) due 07/25/46 §	1,947,586	1,866,964
2.264% (USD LIBOR + 0.180%) due 02/20/47 §	6,043,340	4,996,928
2.281% (USD LIBOR + 0.190%) due 10/25/46 §	203,495	203,968
2.371% (USD LIBOR + 0.280%) due 02/25/37 §	156,087	141,729
2.711% (USD LIBOR + 0.620%) due 10/25/35 §	115,011	103,531
Alternative Loan Trust (IO) 2.909% (5.000% - USD LIBOR) due 05/25/35 §	2,182,588	167,910
Banc of America Funding Trust 2.171% due 08/25/47 § ~	7,957,420	5,967,735
3.795% due 02/20/36 §	1,098,258	1,093,419

	Principal Amount	Value
Banc of America Mortgage Trust 6.000% due 05/25/37	$3,878,603	$3,436,591
BCAP LLC Trust 4.955% due 03/26/37 § ~	482,008	480,198
5.250% due 02/26/36 § ~	1,902,276	1,540,071
5.250% due 08/26/37 § ~	2,220,493	2,282,121
Bear Stearns Adjustable Rate Mortgage Trust 3.849% due 08/25/33 §	1,487,875	1,494,502
Bear Stearns ALT-A Trust 2.931% (USD LIBOR + 0.840%) due 11/25/34 §	128,044	127,938
3.774% due 01/25/36 §	2,619,126	2,607,301
Bear Stearns Structured Products Inc Trust 3.104% due 12/26/46 §	847,964	777,210
3.664% due 01/26/36 §	1,137,184	1,062,424
ChaseFlex Trust 4.732% due 09/25/36 §	4,808,727	4,767,049
Citigroup Mortgage Loan Trust 3.650% due 08/25/36 §	1,531,743	1,432,635
3.841% due 08/25/35 §	364,342	283,700
Countrywide Home Loan Mortgage Pass-Through Trust 2.731% (USD LIBOR + 0.640%) due 03/25/35 §	844,303	833,703
3.495% due 05/20/34 §	910,879	919,924
3.679% due 08/25/34 §	119,054	113,129
6.500% due 10/25/37	1,455,120	1,237,829
Credit Suisse First Boston Mortgage Securities Corp 2.511% due 03/25/32 § ~	186,979	177,761
Downey Savings & Loan Association Mortgage Loan Trust 3.657% due 07/19/44 §	708,371	714,842
Fannie Mae 2.151% (USD LIBOR + 0.060%) due 07/25/37 §	181,869	178,828
2.485% (USD LIBOR + 0.400%) due 04/18/28 §	61,635	62,182
2.535% (USD LIBOR + 0.450%) due 10/18/30 §	399	401
2.691% (USD LIBOR + 0.600%) due 05/25/40 §	1,871,947	1,904,703
5.000% due 03/25/21	11,977	12,149
6.500% due 10/25/42 §	677,841	766,278
Fannie Mae (IO) 4.609% (6.700% - USD LIBOR) due 10/25/35 §	4,168	614
FHLMC-GNMA 7.500% due 09/20/26	119,621	133,250
First Horizon Alternative Mortgage Securities Trust 3.330% due 03/25/35 §	924,318	772,731
4.023% due 06/25/34 §	3,126,236	3,116,024
Freddie Mac 2.423% (USD LIBOR + 0.350%) due 12/15/29 §	11,827	11,848
2.473% (USD LIBOR + 0.400%) due 06/15/41 §	6,133,361	6,169,133
7.000% due 09/15/21	9,150	9,404
7.500% due 01/15/23	274,808	290,794
Freddie Mac Structured Pass-Through Certificates 2.664% (US FED + 1.200%) due 10/25/44 §	1,276,665	1,276,282
2.835% (US FED + 1.400%) due 07/25/44 §	6,524,762	6,562,361
Government National Mortgage Association 2.287% (USD LIBOR + 0.370%) due 10/20/66 §	2,424,661	2,427,143
2.417% (USD LIBOR + 0.500%) due 04/20/64 §	4,750,481	4,767,566

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
2.467% (USD LIBOR + 0.550%) due 05/20/65 §	$1,795,681	$1,802,388
2.517% (USD LIBOR + 0.600%) due 07/20/65 - 08/20/65 §	11,368,449	11,434,014
2.567% (USD LIBOR + 0.650%) due 07/20/63 §	8,232,410	8,262,905
2.667% (USD LIBOR + 0.750%) due 01/20/66 §	7,590,850	7,685,795
3.247% (USD LIBOR + 0.750%) due 04/20/67 §	8,699,563	8,971,991
Great Hall Mortgages No 1 PLC (United Kingdom) 2.465% (USD LIBOR + 0.130%) due 06/18/39 § ~	5,523,592	5,422,863
GreenPoint Mortgage Funding Trust 2.631% (USD LIBOR + 0.540%) due 11/25/45 §	54,815	48,877
HarborView Mortgage Loan Trust 2.251% (USD LIBOR + 0.160%) due 05/25/38 §	1,725,982	1,498,334
Impac CMB Trust 2.631% (USD LIBOR + 0.540%) due 05/25/35 §	86,557	86,503
Impac Secured Assets Trust 2.261% (USD LIBOR + 0.170%) due 01/25/37 §	596,145	573,769
IndyMac ARM Trust 2.779% due 01/25/32 §	23,355	22,998
JP Morgan Alternative Loan Trust
2.271% (USD LIBOR + 0.180%) due 05/25/36 §	4,319,840	4,142,885
6.000% due 12/27/36 ~	1,571,046	1,313,778
JP Morgan Mortgage Trust 2.391% (USD LIBOR + 0.300%) due 10/25/35 §	2,789,241	2,368,571
Lehman Mortgage Trust 5.750% due 02/25/37	9,460,310	8,522,778
MASTR Adjustable Rate Mortgages Trust 3.809% due 04/21/34 §	28,128	28,874
MASTR Alternative Loan Trust 2.491% (USD LIBOR + 0.400%) due 03/25/36 §	732,198	154,541
Merrill Lynch Alternative Note Asset Trust 2.271% (USD LIBOR + 0.180%) due 04/25/37 §	824,898	827,716
Merrill Lynch Mortgage Investors Trust
2.341% (USD LIBOR + 0.250%) due 11/25/35 §	22,261	21,662
3.989% due 06/25/35 §	57,273	57,532
PHH Alternative Mortgage Trust 2.251% (USD LIBOR + 0.160%) due 02/25/37 §	16,622,980	14,387,003
Provident Funding Mortgage Loan Trust 3.894% due 04/25/34 §	4,021	4,059
RALI Trust 6.250% due 01/25/37	1,270,400	1,185,671
RBSSP Resecuritization Trust 6.250% due 12/26/36 § ~	720,350	473,934
Reperforming Loan REMIC Trust 2.431% (USD LIBOR + 0.340%) due 06/25/35 § ~	2,343,685	2,269,530
Residential Asset Securitization Trust (IO) 2.859% (4.950% - USD LIBOR) due 11/25/35 §	2,922,421	334,085
Residential Funding Mortgage Securities I Trust 3.863% due 09/25/35 §	685,182	585,565
Residential Mortgage Securities PLC (United Kingdom) 1.781% (GBP LIBOR + 1.150%) due 06/15/46 § ~	GBP 1,574,967	2,096,191

	Principal Amount	Value
Resloc UK PLC (United Kingdom) 0.130% EUR LIBOR + 0.160%) due 12/15/43 § ~	EUR 3,087,069	$3,487,893
Sequoia Mortgage Trust 2.434% (USD LIBOR + 0.350%) due 07/20/33 §	$633,510	613,609
Structured Adjustable Rate Mortgage Loan Trust 3.558% due 01/25/35 §	288,846	287,144
Structured Asset Mortgage Investments II Trust
2.301% (USD LIBOR + 0.210%) due 05/25/36 §	1,138,863	1,028,297
2.321% (USD LIBOR + 0.230%) due 02/25/36 §	1,574,123	1,431,038
2.335% (USD LIBOR + 0.250%) due 07/19/35 § 214,118		209,889
2.371% (USD LIBOR + 0.280%) due 02/25/36 §	1,068,698	994,986
2.551% (USD LIBOR + 0.460%) due 05/25/45 §	225,982	219,109
Structured Asset Mortgage Investments Trust 2.745% (USD LIBOR + 0.660%) due 09/19/32 §	59,481	58,328
Structured Asset Securities Corp Trust 5.750% due 04/25/35	4,198,789	4,011,386
Suntrust Alternative Loan Trust (IO) 3.009% (5.100% - USD LIBOR) due 12/25/35 §	6,320,510	483,126
WaMu Mortgage Pass-Through Certificates Trust
2.361% (USD LIBOR + 0.270%) due 12/25/45 §	54,719	54,858
2.381% (USD LIBOR + 0.290%) due 10/25/45 §	59,166	59,324
2.958% (US FED + 1.400%) due 08/25/42 §	36,168	35,418
Washington Mutual Mortgage Pass-Through Certificates Trust
2.388% (US FED + 0.830%) due 11/25/46 §	1,761,465	1,630,077
5.750% due 01/25/36	2,398,158	2,191,767
6.000% due 07/25/36	2,577,446	2,367,345
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
2.759% (4.850% - USD LIBOR) due 11/25/35 §	15,604,020	1,576,643
2.859% (4.950% - USD LIBOR) due 11/25/35 §	3,959,398	422,394
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 3.822% due 02/25/33 §	31,489	31,942
Wells Fargo Mortgage-Backed Securities Trust
3.709% due 10/25/33 §	70,092	71,199
3.739% due 12/25/34 §	291,723	298,391
3.768% due 03/25/36 §	97,420	94,532
3.933% due 04/25/36 §	659,500	671,594
4.121% due 07/25/36 §	2,449,529	2,403,728

		176,611,632

Fannie Mae - 47.6%

2.027% (US FED + 1.250%) due 03/01/33 §	272,214	272,556
2.310% due 08/01/22	1,200,000	1,166,942
2.664% (US FED + 1.200%) due 08/01/42 - 10/01/44 §	1,099,747	1,116,439
2.870% due 09/01/27	4,800,000	4,581,775
3.000% due 04/01/27 - 08/01/48	237,432,120	230,107,612

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
3.038% (USD LIBOR + 1.413%) due 07/01/33 §	$17,592	$18,269
3.095% (USD LIBOR + 1.353%) due 12/01/34 §	1,281,553	1,330,725
3.126% (USD LIBOR + 1.376%) due 07/01/33 §	22,474	23,545
3.152% (USD LIBOR + 1.395%) due 08/01/35 §	438,718	457,133
3.169% (UST + 1.695%) due 02/01/33 §	254,048	263,123
3.180% (USD LIBOR + 1.430%) due 12/01/34 §	4,175	4,391
3.184% (USD LIBOR + 1.345%) due 07/01/35 §	1,013,371	1,053,888
3.184% (USD LIBOR + 1.373%) due 09/01/35 §	176,962	182,313
3.209% (US FED + 1.250%) due 05/01/36 §	26,612	27,466
3.230% (USD LIBOR + 1.605%) due 08/01/36 §	173,664	179,775
3.311% (USD LIBOR + 1.538%) due 01/01/36 §	48,532	50,602
3.316% (UST + 2.160%) due 12/01/22 §	3,750	3,847
3.320% (UST + 2.070%) due 01/01/25 §	24,906	25,507
3.330% due 11/01/21	350,989	353,998
3.382% (USD LIBOR + 1.632%) due 11/01/34 §	6,513	6,814
3.403% (USD LIBOR + 1.550%) due 09/01/33 §	30,555	31,647
3.425% (UST + 1.925%) due 02/01/33 §	4,906	5,088
3.468% (UST + 2.025%) due 01/01/34 §	9,236	9,711
3.500% due 07/01/33 - 08/01/48	372,000,000	370,226,092
3.517% (UST + 2.130%) due 01/01/23 §	27,801	28,453
3.583% (UST + 2.359%) due 11/01/34 §	2,694,634	2,869,359
3.590% (USD LIBOR + 1.840%) due 09/01/35 §	58,558	61,418
3.663% (US FED + 1.250%) due 05/01/36 §	21,192	22,115
3.677% (USD LIBOR + 1.455%) due 04/01/35 §	522,481	544,199
3.700% (US FED + 1.250%) due 05/01/36 §	862,224	900,343
3.710% (UST + 1.975%) due 03/01/34 §	13,029	13,687
3.812% (USD LIBOR + 1.703%) due 03/01/33 §	9,519	9,974
3.865% (USD LIBOR + 1.740%) due 08/01/34 §	714	747
3.930% (UST + 2.055%) due 04/01/34 §	54,533	54,731
3.970% (UST + 2.095%) due 04/01/27 §	7,340	7,354
4.000% due 03/01/24 - 08/01/48	417,044,782	424,623,789
4.500% due 04/01/19 - 08/01/48	75,054,825	78,020,885
4.628% (USD LIBOR + 2.250%) due 06/01/34 §	4,587	4,843
4.946% (US FED + 1.732%) due 09/01/34 §	150,886	160,101
5.000% due 12/01/24 - 08/01/48	29,507,851	31,235,201
5.500% due 08/01/18 - 08/01/48	17,875,969	18,823,097
6.000% due 02/01/23 - 07/01/48	7,443,581	8,167,398
6.500% due 11/01/21 - 09/01/37	905,417	1,002,643

	Principal Amount	Value
7.500% due 01/01/33	$21,641	$24,882
8.000% due 05/01/30 - 08/01/30	4,801	4,875
8.500% due 07/01/32	1,090	1,109

		1,178,080,461

Federal Housing Authority - 0.0%

6.896% due 07/01/20	18,832	18,852
7.430% due 10/01/20	6,065	6,076

		24,928

Freddie Mac - 3.4%

3.127% (USD LIBOR + 1.345%) due 09/01/35 §	220,086	228,171
3.250% (UST + 2.250%) due 07/01/32 §	8,711	9,040
3.427% (UST + 2.137%) due 01/01/28 §	6,263	6,402
3.500% due 07/01/48	37,000,000	36,796,619
4.000% due 08/01/48	19,000,000	19,333,262
4.041% (UST + 2.237%) due 05/01/23 §	1,247	1,264
4.095% (UST + 2.249%) due 03/01/32 §	29,556	30,744
4.121% (UST + 2.249%) due 03/01/32 §	56,363	59,048
4.250% (UST + 2.250%) due 05/01/32 §	2,993	3,065
4.500% due 07/01/48	20,000,000	20,814,683
5.500% due 03/01/23 - 05/01/40	5,761,391	6,248,906
6.000% due 11/01/18 - 10/01/22	225,162	246,110
7.000% due 10/01/37	34,519	37,634

		83,814,948

Government National Mortgage Association - 1.6%

2.625% (UST + 1.500%) due 05/20/22 - 06/20/32 §	801,143	820,877
2.750% (UST + 1.500%) due 07/20/23 - 09/20/32 §	354,583	364,686
3.125% (UST + 1.500%) due 10/20/23 - 12/20/32 §	515,368	528,306
3.250% (UST + 2.000%) due 08/20/20 - 07/20/24 §	53,623	53,913
3.375% (UST + 1.500%) due 01/20/23 - 03/20/33 §	587,914	602,582
3.500% (UST + 1.500%) due 01/20/25 - 02/20/25 §	9,639	9,887
3.500% due 07/01/48	6,000,000	6,021,562
3.625% (UST + 2.000%) due 11/20/24 §	66,011	67,258
3.875% (UST + 2.000%) due 03/20/29 §	29,877	29,895
4.000% due 03/15/44 - 08/01/48	25,761,233	26,360,935
5.000% due 05/15/33 - 07/01/48	4,966,641	5,218,752
6.000% due 06/15/38 - 09/15/38	13,821	15,119
7.500% due 07/15/31 - 12/15/31	31,189	36,401
8.000% due 12/15/29 - 08/15/32	229,682	248,707
8.500% due 08/15/22 - 12/15/30	263,716	271,253
9.000% due 02/15/20 - 04/15/20	1,420	1,439
10.000% due 07/15/22 - 02/15/25	437	446

		40,652,018

Total Mortgage-Backed Securities (Cost $1,507,564,030)		1,522,004,972

ASSET-BACKED SECURITIES - 16.2%

ABFC Trust 2.916% (USD LIBOR + 0.825%) due 07/25/35 §	5,600,000	5,347,588
ACE Securities Corp Home Equity Loan Trust 2.751% (USD LIBOR + 0.660%) due 11/25/35 §	135,585	135,903

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Ally Auto Receivables Trust 2.720% due 05/17/21 ±	$7,400,000	$7,399,815
Ares XXIX CLO Ltd (Cayman) 3.543% (USD LIBOR + 1.190%) due 04/17/26 § ~	8,000,000	8,007,415
Argent Securities Inc Asset-Backed Pass-Through Certificates 2.471% (USD LIBOR + 0.380%) due 02/25/36 §	2,467,476	1,947,058
Atlas Senior Loan Fund IV Ltd (Cayman) 3.023% (USD LIBOR + 0.680%) due 02/17/26 § ~	5,000,000	4,990,868
Bear Stearns Asset-Backed Securities I Trust 2.201% (USD LIBOR + 0.110%) due 04/25/31 §	480,972	635,353
Bear Stearns Asset-Backed Securities Trust 4.191% (USD LIBOR + 2.100%) due 03/25/35 §	2,729,872	2,734,676
Capital Auto Receivables Asset Trust 2.254% (USD LIBOR + 0.170%) due 10/20/20 § ~	6,500,000	6,496,761
Capital One Multi-Asset Execution Trust 2.523% (USD LIBOR + 0.450%) due 02/15/22 §	8,200,000	8,222,866
Carlyle Global Market Strategies CLO Ltd (Cayman) 3.488% (USD LIBOR + 1.140%) due 10/16/25 § ~	3,600,000	3,601,659
Catamaran CLO Ltd (Cayman) 3.755% (USD LIBOR + 1.400%) due 10/18/26 § ~	6,000,000	6,013,493
Cent CLO 21 Ltd (Cayman) 3.576% (USD LIBOR + 1.210%) due 07/27/26 § ~	8,000,000	8,011,166
Chase Issuance Trust 2.373% (USD LIBOR + 0.300%) due 01/18/22 §	8,000,000	8,028,272
CIFC Funding Ltd CLO (Cayman) 3.753% (USD LIBOR + 1.400%) due 01/17/27 § ~	9,200,000	9,205,878
CIT Mortgage Loan Trust 3.441% (USD LIBOR + 1.350%) due 10/25/37 § ~	6,135,337	6,202,349
Citigroup Mortgage Loan Trust 2.231% (USD LIBOR + 0.140%) due 12/25/36 §	5,157,008	5,130,862
2.241% (USD LIBOR + 0.150%) due 12/25/36 §	12,168,021	6,435,165
2.251% (USD LIBOR + 0.160%) due 12/25/36 § ~	2,879,372	1,905,487
Countrywide Asset-Backed Certificates 2.221% (USD LIBOR + 0.130%) due 12/25/36 §	6,216,584	5,829,183
2.231% (USD LIBOR + 0.140%) due 06/25/47 §	8,580,867	7,936,189
2.241% (USD LIBOR + 0.150%) due 05/25/37 §	1,973,576	1,953,627
2.541% (USD LIBOR + 0.450%) due 03/25/47 § ~	2,638,794	2,051,775
Credit Acceptance Auto Loan Trust 3.470% due 05/17/27 ~	7,500,000	7,520,905
CWABS Asset-Backed Certificates Trust 2.231% (USD LIBOR + 0.140%) due 03/25/37 §	4,664,575	4,492,158
2.241% (USD LIBOR + 0.150%) due 02/25/37 §	3,040,435	3,037,134
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30	38,026	38,306

	Principal Amount	Value
Dryden XXV Senior Loan Fund CLO (Cayman) 3.248% (USD LIBOR + 0.900%) due 10/15/27 § ~	$7,100,000	$7,104,951
EFS Volunteer No 2 LLC 2.971% (USD LIBOR + 0.880%) due 07/26/27 § ~	839,822	841,952
FBR Securitization Trust 2.856% (USD LIBOR + 0.765%) due 09/25/35 §	28,530,000	25,553,830
Flagship Credit Auto Trust 1.930% due 12/15/21 ~	3,879,104	3,866,135
Flagship VII Ltd CLO (Cayman) 3.479% (USD LIBOR + 1.120%) due 01/20/26 § ~	5,998,839	6,003,679
Ford Credit Auto Lease Trust 1.560% due 11/15/19	1,917,739	1,913,768
2.213% (USD LIBOR + 0.140%) due 11/15/19 §	2,584,779	2,584,873
GSAA Home Equity Trust 2.261% (USD LIBOR + 0.170%) due 09/25/36 §	11,863,331	5,649,819
Home Equity Asset Trust 2.871% (USD LIBOR + 0.780%) due 10/25/34 §	3,971,754	3,953,750
Home Equity Mortgage Loan Asset-Backed Trust 2.411% (USD LIBOR + 0.320%) due 04/25/37 §	6,156,391	5,544,234
HSI Asset Securitization Corp Trust 2.421% (USD LIBOR + 0.330%) due 02/25/36 §	1,033,173	965,607
Imc Home Equity Loan Trust 6.720% due 08/20/29 §	2,246	2,214
IXIS Real Estate Capital Trust 2.191% (USD LIBOR + 0.100%) due 01/25/37 §	10,922,242	5,617,009
Jamestown CLO VIII Ltd (Cayman) 3.218% (USD LIBOR + 0.870%) due 01/15/28 § ~	8,400,000	8,369,514
Lehman ABS Mortgage Loan Trust 2.181% (USD LIBOR + 0.090%) due 06/25/37 § ~	1,368,889	969,279
Lehman XS Trust 2.261% (USD LIBOR + 0.170%) due 02/25/37 §	7,069,156	5,725,464
Long Beach Mortgage Loan Trust 2.241% (USD LIBOR + 0.150%) due 09/25/36 §	3,320,060	2,616,987
Marathon CRE Ltd (Cayman) 3.250% (USD LIBOR + 1.150%) due 06/15/28 § # ~	7,400,000	7,417,653
Master Credit Card Trust II (Canada) 2.578% (USD LIBOR + 0.490%) due 07/22/24 § ~	8,400,000	8,402,561
Mastr Asset-Backed Securities Trust 2.341% (USD LIBOR + 0.250%) due 04/25/36 §	9,351,174	3,867,420
Mid-State Trust VIII 7.791% due 03/15/38	327,516	351,485
Monarch Grove CLO (Cayman) 3.240% (USD LIBOR + 0.880%) due 01/25/28 § ~	5,600,000	5,602,414
Morgan Stanley ABS Capital I Inc Trust 2.271% (USD LIBOR + 0.180%) due 03/25/37 §	3,118,440	1,729,295
2.311% (USD LIBOR + 0.220%) due 11/25/36 §	7,652,494	5,143,561
2.341% (USD LIBOR + 0.250%) due 03/25/37 §	5,221,574	2,916,534

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Mountain Hawk II CLO Ltd (Cayman) 3.519% (USD LIBOR + 1.160%) due 07/22/24 § ~	$6,977,839	$6,983,599
Mountain Hawk III CLO Ltd (Cayman) 3.555% (USD LIBOR + 1.200%) due 04/18/25 § ~	6,000,000	6,006,488
Mountain View CLO Ltd (Cayman) 2.902% (USD LIBOR + 0.800%) due 10/15/26 § ~	7,500,000	7,492,500
Navient Private Education Loan Trust 3.573% (USD LIBOR + 1.500%) due 01/16/35 § ~	1,371,399	1,376,184
Navient Student Loan Trust 2.391% (USD LIBOR + 0.300%) due 07/26/66 § ~	4,839,920	4,844,773
Nissan Master Owner Trust Receivables 2.713% (USD LIBOR + 0.640%) due 06/15/21 §	8,385,000	8,416,932
Option One Mortgage Loan Trust 2.231% (USD LIBOR + 0.140%) due 02/25/37 §	6,450,230	4,870,257
2.311% (USD LIBOR + 0.220%) due 02/25/37 §	16,727,260	10,832,597
Palmer Square CLO Ltd (Cayman) 3.573% (USD LIBOR + 1.220%) due 10/17/27 § ~	5,000,000	5,007,416
Park Place Securities Inc Asset-Backed Pass-Through Certificates 2.916% (USD LIBOR + 0.825%) due 07/25/35 §	6,700,000	6,503,794
People’s Choice Home Loan Securities Trust 2.611% (USD LIBOR + 0.520%) due 12/25/35 §	1,165,518	1,142,467
RAAC Trust 2.741% (USD LIBOR + 0.650%) due 06/25/47 §	2,828,640	2,739,895
RASC Trust 2.251% (USD LIBOR + 0.160%) due 11/25/36 §	830,747	794,182
2.501% (USD LIBOR + 0.410%) due 01/25/36 §	2,606,123	2,591,421
Renaissance Home Equity Loan Trust 2.971% (USD LIBOR + 0.880%) due 08/25/33 §	228,123	223,571
Saratoga Investment Corp CLO Ltd (Cayman) 3.909% (USD LIBOR + 1.550%) due 10/20/25 § ~	7,000,000	7,022,649
Securitized Asset-Backed Receivables LLC Trust 2.751% (USD LIBOR + 0.660%) due 08/25/35 §	8,131,897	5,564,120
SLM Student Loan Trust 2.470% (USD LIBOR + 0.110%) due 10/27/25 §	1,883,810	1,883,014
2.891% (USD LIBOR + 0.550%) due 12/15/25 § ~	5,106,731	5,134,123
2.910% (USD LIBOR + 0.550%) due 10/26/26 §	2,189,766	2,192,736
2.910% (USD LIBOR + 0.550%) due 10/25/64 § ~	5,300,000	5,289,211
SMB Private Education Loan Trust 2.523% (USD LIBOR + 0.450%) due 06/17/24 § ~	1,638,477	1,639,821
SoFi Consumer Loan Program Trust 2.550% due 02/25/27 ~	4,213,548	4,195,203
Soundview Home Loan Trust 2.201% (USD LIBOR + 0.110%) due 02/25/37 §	1,658,995	698,798

	Principal Amount	Value
SpringCastle America Funding LLC 3.050% due 04/25/29 ~	$4,325,282	$4,314,871
Structured Asset Investment Loan Trust 2.401% (USD LIBOR + 0.310%) due 01/25/36 §	9,752,517	9,082,537
Structured Asset Securities Corp Mortgage Loan Trust 2.261% (USD LIBOR + 0.170%) due 12/25/36 §	686,648	666,753
2.361% (USD LIBOR + 0.270%) due 03/25/36 §	2,500,000	2,259,649
Telos CLO Ltd (Cayman) 3.623% (USD LIBOR + 1.270%) due 01/17/27 § ~	6,400,000	6,406,152
Terwin Mortgage Trust 2.301% (USD LIBOR + 0.210%) due 04/25/37 § ~	733,621	723,924
TICP CLO I Ltd (Cayman) 3.159% (USD LIBOR + 0.800%) due 07/20/27 § ~	1,900,000	1,898,049
Venture XII CLO Ltd (Cayman) 3.119% (USD LIBOR + 0.800%) due 02/28/26 § ~	8,300,000	8,265,362
Venture XX CLO Ltd (Cayman) 3.168% (USD LIBOR + 0.820%) due 04/15/27 § ~	5,600,000	5,573,488
VOLT XL LLC 4.375% due 11/27/45 § ~	1,121,054	1,132,662
WhiteHorse VI Ltd (Cayman) 3.563% (USD LIBOR + 1.200%) due 02/03/25 § ~	1,497,035	1,497,979

Total Asset-Backed Securities (Cost $387,389,106)		401,293,076

U.S. GOVERNMENT AGENCY ISSUES - 0.4%

Freddie Mac 1.250% due 10/02/19 ‡	10,950,000	10,784,951
United States Small Business Administration 6.120% due 09/01/21	105,923	108,205

Total U.S. Government Agency Issues (Cost $10,956,088)		10,893,156

U.S. TREASURY OBLIGATIONS - 25.1%

U.S. Treasury Bonds - 15.1%

2.500% due 02/15/45	1,300,000	1,184,371
2.750% due 08/15/42 ‡	26,200,000	25,191,685
2.750% due 11/15/42	19,000,000	18,259,805
2.875% due 05/15/43	27,500,000	27,006,276
2.875% due 08/15/45	58,800,000	57,611,529
3.000% due 11/15/44 ‡	30,000,000	30,099,293
3.000% due 02/15/48 ‡	11,900,000	11,930,215
3.125% due 02/15/42 ‡	8,000,000	8,210,000
3.125% due 02/15/43	1,900,000	1,951,021
3.125% due 08/15/44	43,800,000	44,939,840
3.375% due 05/15/44	13,300,000	14,241,650
3.625% due 08/15/43 ‡	19,600,000	21,830,710
3.750% due 11/15/43	28,300,000	32,154,593
4.250% due 05/15/39	4,900,000	5,907,427
4.375% due 11/15/39 ‡	20,700,000	25,404,558
4.375% due 05/15/40	26,400,000	32,479,641
4.500% due 08/15/39	7,700,000	9,598,143
4.625% due 02/15/40 ‡	5,500,000	6,973,936

		374,974,693

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes - 10.0%

1.875% due 07/31/22 ‡	$30,500,000	$29,523,468
2.125% due 09/30/24 ‡	45,100,000	43,357,087
2.250% due 01/31/24 ‡	6,700,000	6,519,413
2.250% due 02/15/27 ‡	30,700,000	29,297,972
2.250% due 08/15/27	73,220,000	69,692,522
2.375% due 05/15/27	43,700,000	42,082,880
2.500% due 05/15/24 ‡	26,900,000	26,482,137

		246,955,479

Total U.S. Treasury Obligations (Cost $638,569,462)		621,930,172

FOREIGN GOVERNMENT BONDS & NOTES - 8.3%

Argentina Treasury Bills (Argentina) 4.518% due 11/16/18	5,600,000	5,506,558
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 5,000,000	6,180,021
Bonos de la Nacion Argentina con Ajuste por CER (Argentina)
3.750% due 02/08/19 ^ ~	ARS 70,200,000	2,607,351
4.000% due 03/06/20 ^ ~	138,100,000	4,755,222
Brazil Letras do Tesouro Nacional (Brazil)
6.502% due 10/01/18	BRL 307,700,000	78,127,021
6.636% due 01/01/19	104,300,000	26,048,694
Cyprus Government (Cyprus)
2.750% due 06/27/24 ~	EUR 700,000	860,156
3.875% due 05/06/22 ~	2,700,000	3,463,807
Hellenic Republic Government (Greece) 4.750% due 04/17/19 ~	4,100,000	4,933,673
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,420,693
Japan Bank for International Cooperation (Japan) 2.375% due 07/21/22	8,500,000	8,254,008
Kuwait Government (Kuwait) 2.750% due 03/20/22 ~	8,000,000	7,804,080
Province of Ontario (Canada)
1.650% due 09/27/19	17,200,000	16,995,393
3.150% due 06/02/22	CAD 11,300,000	8,828,810
4.000% due 06/02/21	16,300,000	12,993,753
4.400% due 04/14/20	$2,400,000	2,467,132
Province of Quebec (Canada)
2.750% due 08/25/21	3,600,000	3,576,108
3.500% due 07/29/20	2,400,000	2,434,375
3.500% due 12/01/22	CAD 1,900,000	1,508,467
4.250% due 12/01/21	7,500,000	6,064,637

Total Foreign Government Bonds & Notes (Cost $232,059,186)		204,829,959

MUNICIPAL BONDS - 0.8%

City of Chicago IL ‘B’
5.630% due 01/01/22	$3,500,000	3,540,880
7.750% due 01/01/42	5,600,000	6,073,032
State of Iowa 6.750% due 06/01/34	1,000,000	1,033,690
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	7,940,000	7,939,603

Total Municipal Bonds (Cost $17,412,869)		18,587,205

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 16.5%

Certificates of Deposit - 1.4%

Barclays Bank PLC (United Kingdom) 1.940% due 09/04/18	$33,800,000	$33,781,319

Commercial Paper - 0.6%

Ford Motor Credit Co LLC
2.000% due 09/04/18	9,100,000	9,061,216
2.780% due 02/19/19	6,900,000	6,778,748

		15,839,964

Foreign Government Issues - 13.8%

Argentina Treasury Bills (Argentina)
(0.500%) due 09/14/18	ARS 273,200,000	9,907,219
2.799% due 07/27/18	$1,900,000	1,894,633
3.100% due 01/11/19	3,700,000	3,629,874
3.539% due 02/22/19	12,400,000	12,118,607
Hellenic Republic Treasury Bills (Greece)
0.603% due 08/10/18	EUR 4,200,000	4,900,591
0.706% due 11/02/18	6,000,000	6,985,499
1.024% due 07/06/18	3,400,000	3,971,354
1.150% due 08/03/18	2,600,000	3,034,155
1.267% due 03/15/19	3,900,000	4,523,787
1.674% due 07/06/18	5,500,000	6,424,249
Japan Treasury Bills (Japan)
(0.160%) due 08/20/18	JPY 1,720,000,000	15,537,994
(0.157%) due 08/27/18	5,610,000,000	50,680,420
(0.156%) due 07/30/18	3,530,000,000	31,886,662
(0.153%) due 08/27/18	2,940,000,000	26,559,792
(0.141%) due 08/06/18	5,400,000,000	48,779,634
(0.130%) due 09/10/18	310,000,000	2,800,665
(0.126%) due 08/06/18	3,620,000,000	32,700,421
(0.123%) due 08/13/18	5,740,000,000	51,852,241
(0.122%) due 07/30/18	2,530,000,000	22,853,614

		341,041,411

Repurchase Agreements - 0.7%

Citigroup Inc. 2.220% due 07/02/18 (Dated 06/29/2018, repurchase price of $7,501,388; collateralized by U.S. Treasury Note: 2.000% due 10/31/2022 and value $7,860,000)	$7,500,000	7,500,000
Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $9,233,646; collateralized by U.S. Treasury Notes: 2.625% due 11/15/20 and value $9,420,644)	9,233,377	9,233,377

		16,733,377

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

U.S. Treasury Bills - 0.0%

1.859% due 08/02/18 ‡	$349,000	$348,468
1.864% due 08/02/18 ‡	290,000	289,558
1.868% due 08/02/18 ‡	315,000	314,520

		952,546

Total Short-Term Investments (Cost $415,945,196)		408,348,617

TOTAL INVESTMENTS - 173.5% (Cost $4,329,269,264)		4,299,210,786

DERIVATIVES - 1.0%
(See Notes (f) through (j) in Notes to Schedule of Investments)		24,018,097

OTHER ASSETS & LIABILITIES, NET - (74.5%)		(1,845,336,837)

NET ASSETS - 100.0%		$2,477,892,046

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	61.4%
Corporate Bonds & Notes	44.6%
U.S. Treasury Obligations	25.1%
Short-Term Investments	16.5%
Asset-Backed Securities	16.2%
Foreign Government Bonds & Notes	8.3%
Others (each less than 3.0%)	1.4%

	173.5%
Derivatives	1.0%
Other Assets & Liabilities, Net	(74.5%	)

	100.0%

(b)	Investments with a total aggregate value of $2,257,357 or less than 0.1% of the Fund’s net assets were in default as of June 30, 2018.
(c)

As of June 30, 2018, investments with a total aggregate value of $98,631,588 were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(d)

The average amount of borrowings by the Fund on reverse repurchase agreements outstanding during the period ended June 30, 2018 was $52,243,299 at a weighted average interest rate of 1.556%.The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the three-month period ended June 30, 2018 was $373,803,163 at a weighted average interest rate of 1.807%.

(e)	Reverse repurchase agreements outstanding as of June 30, 2018 were as follows:

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount	Value
JPM	U.S. Treasury Bonds 3.000% due 02/15/48	1.700%	05/30/18	07/05/18	($12,054,333)	$12,033,875	($12,033,875)
RBC	U.S. Treasury Bonds 3.000% - 4.625% due 11/15/39 - 11/15/44	2.050%	05/22/18	07/09/18	(44,639,181)	44,517,500	(44,517,500)
BRC	CBS Radio Inc 7.250% due 11/01/24	1.450%	06/27/20	06/26/20	(4,793,929)	4,657,000	(4,657,000)

Total Reverse Repurchase Agreements							($61,208,375)

(f)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euribor	09/18	1,588	$464,935,977	$465,053,818	$117,841
Euribor	12/18	457	133,772,921	133,801,402	28,481
Euro-BTP	08/18	200	30,400,200	30,400,000	(200)
Euro-Bund	08/18	1,193	226,463,488	226,462,290	(1,198)
Euro-OAT	08/18	1,293	233,351,356	233,350,057	(1,299)
U.S. Treasury 5-Year Notes	09/18	3,706	422,281,530	421,065,299	(1,216,231)

					(1,072,606)

Short Futures Outstanding
Australia Treasury 10-Year Bonds	09/18	841	79,520,952	80,512,384	(991,432)
Canada 10-Year Bonds	09/18	304	30,989,668	31,612,855	(623,187)
Euro-Bund	07/18	563	106,992,069	106,871,977	120,092
Euro-Bund	09/18	117	22,116,588	22,209,629	(93,041)
Euro-Buxl	09/18	138	28,078,335	28,637,493	(559,158)
Euro-OAT	09/18	1,191	212,496,214	214,941,932	(2,445,718)
Eurodollar	06/19	557	136,408,358	135,274,412	1,133,946
Eurodollar	09/19	71	17,383,466	17,231,700	151,766
Eurodollar	12/19	314	76,833,291	76,172,475	660,816
Eurodollar	03/20	760	185,008,344	184,338,000	670,344
Eurodollar	06/20	794	192,787,399	192,584,700	202,699
Eurodollar	09/20	596	144,561,368	144,567,250	(5,882)
Eurodollar	12/20	337	81,800,656	81,739,350	61,306
U.S. Treasury 10-Year Notes	09/18	46	5,494,679	5,528,625	(33,946)
U.S. Treasury 30-Year Bonds	09/18	2,086	294,280,328	302,470,000	(8,189,672)

					(9,941,067)

Total Futures Contracts					($11,013,673)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(g)	Forward foreign currency contracts outstanding as of June 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
BRL	15,988,218	USD	4,146,537	07/18	CSF	$-	($21,344)
BRL	19,361,227	USD	5,217,000	07/18	DUB	-	(221,522)
BRL	101,200,000	USD	27,813,659	07/18	JPM	-	(1,702,584)
BRL	101,200,000	USD	26,246,175	07/18	SCB	-	(135,099)
BRL	15,988,218	USD	4,198,036	08/18	CSF	-	(87,469)
CAD	3,959,000	USD	3,016,055	07/18	CIT	-	(4,607)
CAD	3,496,000	USD	2,656,713	07/18	CIT	2,550	-
CAD	40,047,227	USD	30,099,381	07/18	HSB	362,891	-
DKK	22,999,532	USD	3,832,042	07/18	CIT	-	(227,071)
DKK	55,885,000	USD	8,602,324	07/18	CIT	157,149	-
DKK	131,559,398	USD	20,769,694	10/18	SCB	-	(1,789)
EUR	3,755,000	USD	4,387,865	08/18	BNP	10,999	-
EUR	10,241,000	USD	12,104,258	08/18	BOA	-	(107,249)
EUR	5,722,000	USD	6,743,627	08/18	CIT	-	(40,485)
EUR	28,758,000	USD	33,488,138	08/18	CIT	200,952	-
EUR	2,233,000	USD	2,607,983	08/18	CSF	7,906	-
EUR	4,784,000	USD	5,666,750	08/18	GSC	-	(62,444)
EUR	8,603,000	USD	10,061,365	08/18	GSC	16,778	-
EUR	7,263,000	USD	8,674,031	08/18	JPM	-	(165,656)
EUR	4,517,000	USD	5,349,337	08/18	SCB	-	(57,814)
GBP	36,622,000	USD	48,519,499	07/18	CIT	-	(187,598)
GBP	850,000	USD	1,151,125	08/18	CIT	-	(27,183)
GBP	1,987,000	USD	2,672,734	08/18	JPM	-	(45,354)
GBP	36,622,000	USD	48,492,069	08/18	UBS	-	(94,281)
INR	16,298,370	USD	238,245	09/18	BNP	-	(2,710)
JPY	1,370,000,000	USD	12,493,366	07/18	BOA	-	(97,101)
JPY	1,360,000,000	USD	12,428,659	07/18	JPM	-	(122,877)
JPY	5,765,400,000	USD	52,908,140	08/18	CIT	-	(684,013)
JPY	1,387,900,000	USD	12,647,387	08/18	GSC	-	(75,517)
JPY	5,596,800,000	USD	50,972,256	08/18	JPM	-	(275,341)
MXN	346,846,415	USD	17,151,256	07/18	CIT	252,997	-
MXN	375,164,585	USD	18,554,226	07/18	JPM	270,992	-
MXN	78,194,388	USD	3,881,000	07/18	MSC	43,289	-
MXN	216,044,000	USD	11,311,323	08/18	BRC	-	(526,103)
MXN	46,110,000	USD	2,293,231	08/18	CIT	8,644	-
MXN	19,628,419	USD	977,000	08/18	GSC	2,878	-
MXN	90,593,000	USD	4,488,958	08/18	JPM	33,572	-
RUB	283,516,860	USD	4,872,261	07/18	GSC	-	(361,153)
RUB	2,154,298,164	USD	33,731,112	07/18	GSC	546,465	-
RUB	780,083,482	USD	12,230,081	07/18	MSC	182,022	-
RUB	142,351,480	USD	2,246,000	08/18	GSC	7,520	-
RUB	1,964,757,549	USD	30,829,447	09/18	BOA	222,707	-
SEK	25,675,000	USD	2,895,306	08/18	CIT	-	(19,589)
SEK	411,025,000	USD	47,366,780	08/18	SCB	-	(1,330,097)
SEK	34,200,000	USD	3,919,069	08/18	UBS	-	(88,512)
USD	3,034,000	ARS	80,320,650	07/18	BNP	296,042	-
USD	1,288,073	AUD	1,717,000	08/18	JPM	17,225	-
USD	4,209,642	BRL	15,988,218	07/18	CSF	84,448	-
USD	5,052,469	BRL	19,361,227	07/18	DUB	56,990	-
USD	26,246,175	BRL	101,200,000	07/18	JPM	135,099	-
USD	30,234,226	BRL	101,200,000	07/18	SCB	4,123,150	-
USD	54,814,151	BRL	183,600,000	10/18	GSC	7,874,499	-
USD	36,773,639	BRL	124,100,000	10/18	JPM	5,045,911	-
USD	28,246,446	BRL	104,300,000	01/19	JPM	1,793,164	-
USD	410,634	CAD	534,000	07/18	BOA	4,443	-
USD	30,239,217	CAD	39,367,227	07/18	CIT	294,192	-
USD	5,867,588	CAD	7,601,000	07/18	GSC	85,821	-
USD	404,109	CAD	537,000	07/18	JPM	-	(4,365)
USD	30,116,086	CAD	40,047,227	08/18	HSB	-	(362,145)
USD	16,603,915	DKK	111,435,000	07/18	BOA	-	(862,523)
USD	399,206	DKK	2,400,000	07/18	CIT	23,028	-
USD	17,230,423	DKK	105,313,134	07/18	GSC	723,533	-
USD	20,619,303	DKK	131,559,398	07/18	SCB	-	(1,454)
USD	3,947,411	DKK	24,305,000	10/18	BOA	110,635	-
USD	2,577,573	DKK	15,700,000	10/18	GSC	99,179	-
USD	14,637,568	DKK	90,043,000	10/18	SCB	423,422	-
USD	26,525,604	DKK	161,151,000	10/18	SGN	1,086,381	-
USD	23,995,512	DKK	155,035,000	10/18	TDB	-	(478,242)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,045,348	DKK	18,770,000	10/18	TDB	$82,324	$-
USD	6,684,387	EUR	5,500,000	07/18	HSB	260,143	-
USD	4,228,957	EUR	3,400,000	07/18	JPM	257,607	-
USD	25,902,733	EUR	22,112,000	08/18	BNP	-	(777)
USD	4,568,002	EUR	3,876,000	08/18	BOA	27,390	-
USD	18,771,917	EUR	15,785,000	08/18	CIT	282,123	-
USD	17,664,302	EUR	15,117,000	08/18	GSC	-	(44,786)
USD	82,351,271	EUR	69,021,000	08/18	GSC	1,495,348	-
USD	6,465,696	EUR	5,414,000	08/18	JPM	123,366	-
USD	3,269,159	EUR	2,600,000	08/18	SCB	226,067	-
USD	7,279,974	EUR	6,000,000	11/18	BOA	206,800	-
USD	4,971,225	EUR	3,900,000	03/19	HSB	321,965	-
USD	48,423,513	GBP	36,622,000	07/18	UBS	91,611	-
USD	5,577,045	GBP	4,171,000	08/18	BNP	61,795	-
USD	61,993,495	GBP	45,561,000	08/18	JPM	1,748,873	-
USD	62,731,489	JPY	6,820,000,000	07/18	JPM	1,021,615	-
USD	18,128,529	JPY	1,970,000,000	07/18	MSC	303,242	-
USD	51,737,017	JPY	5,610,000,000	08/18	BNP	878,865	-
USD	157,775,397	JPY	17,181,700,000	08/18	BOA	2,175,078	-
USD	8,392,361	JPY	928,700,000	08/18	CIT	-	(19,986)
USD	49,993,864	JPY	5,430,000,000	08/18	CIT	830,231	-
USD	14,627,401	JPY	1,611,900,000	08/18	GSC	26,494	-
USD	113,182,271	JPY	12,323,900,000	08/18	JPM	1,528,124	-
USD	15,843,145	JPY	1,720,000,000	08/18	UBS	257,727	-
USD	2,841,430	JPY	310,000,000	09/18	JPM	28,268	-
USD	1,429,000	MXN	27,067,404	07/18	MSC	70,586	-
USD	2,842,000	MXN	52,548,580	07/18	RBS	204,371	-
USD	3,403,277	MXN	71,470,000	08/18	BRC	-	(164,606)
USD	234,600	MXN	4,699,031	08/18	BRC	17	-
USD	17,232,465	MXN	348,425,000	08/18	CIT	-	(161,400)
USD	8,093,502	MXN	161,309,000	08/18	CIT	40,730	-
USD	4,531,777	MXN	90,959,558	08/18	CSF	-	(9,052)
USD	6,067,308	MXN	121,279,411	08/18	CSF	12,869	-
USD	11,674,851	MXN	233,089,000	08/18	GSC	38,720	-
USD	2,664,000	MXN	49,643,640	08/18	JPM	184,174	-
USD	31,037,892	RUB	1,964,757,549	07/18	BOA	-	(223,857)
USD	15,809,100	RUB	1,010,533,498	07/18	HSB	-	(269,751)
USD	3,797,268	RUB	242,607,460	07/18	JPM	-	(62,920)
USD	5,207,205	RUB	328,126,809	08/18	GSC	11,117	-
USD	2,246,000	RUB	142,351,480	08/18	HSB	-	(7,520)
USD	26,436,700	RUB	1,652,341,322	08/18	HSB	270,866	-
USD	8,071,359	SEK	70,378,386	08/18	BOA	188,658	-
USD	7,878,796	SEK	68,850,000	08/18	JPM	167,281	-
USD	200,170	THB	6,359,387	09/18	MSC	7,783	-
USD	124,988	TRY	583,000	07/18	BOA	-	(963)

Total Forward Foreign Currency Contracts						$38,039,701	($9,446,909)

(h)	Purchased options outstanding as of June 30, 2018 were as follows:

Credit Default Swaptions – Buy Protection

Description			Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - CDX IG30 5Y			1.250%	07/18/18	BNP	$80,000,000	$11,000	$2,143

Interest Rate Swaptions
Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.905%	08/20/18	MSC	$16,100,000	$1,587,800	$423,226
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.930%	08/20/18	GSC	5,800,000	615,612	133,648
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.940%	08/20/18	GSC	5,100,000	498,780	111,255
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.945%	12/09/19	BOA	9,000,000	432,000	586,061
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.943%	12/12/19	GSC	2,300,000	110,400	150,912

							$3,244,592	$1,405,102

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Options on Futures
Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - Canada 10-Year Bonds (09/18)	CAD 158.00	08/17/18	CME	330	$52,140,000	$3,081	$1,255
Call - Canada 10-Year Bonds (09/18)	159.50	08/17/18	CME	18	2,871,000	166	68
Call - U.S. Treasury 10-Year Notes (09/18)	$136.00	08/24/18	CME	323	43,928,000	2,649	323
Call - U.S. Treasury 30-Year Bonds (09/18)	174.00	08/24/18	CME	530	92,220,000	4,346	530
Call - U.S. Treasury 30-Year Bonds (09/18)	175.00	08/24/18	CME	1,300	227,500,000	11,062	1,300

						21,304	3,476

Put - U.S. Treasury 5-Year Notes (09/18)	106.25	08/24/18	CME	1,000	106,250,000	8,550	1,000
Put - U.S. Treasury 5-Year Notes (09/18)	106.50	08/24/18	CME	1,509	160,708,500	12,902	1,509
Put - U.S. Treasury 10-Year Notes (09/18)	106.50	08/24/18	CME	250	26,625,000	2,137	250
Put - U.S. Treasury 5-Year Notes (09/18)	106.75	08/24/18	CME	1,107	118,172,250	9,465	1,107
Put - U.S. Treasury 5-Year Notes (09/18)	107.00	08/24/18	CME	600	64,200,000	5,130	600
Put - U.S. Treasury 10-Year Notes (09/18)	107.00	08/24/18	CME	400	42,800,000	3,420	400
Put - U.S. Treasury 5-Year Notes (09/18)	107.25	08/24/18	CME	221	23,702,250	1,890	221
Put - U.S. Treasury 10-Year Notes (09/18)	107.50	08/24/18	CME	245	26,337,500	2,095	245
Put - U.S. Treasury 10-Year Notes (09/18)	108.00	08/24/18	CME	123	13,284,000	1,052	123
Put - U.S. Treasury 10-Year Notes (09/18)	108.50	08/24/18	CME	1,301	141,158,500	11,123	1,301

						57,764	6,756

Total Options on Futures						$79,068	$10,232

Options on Securities
Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - Fannie Mae 3.500% due 07/12/48	$69.00	07/05/18	JPM	$18,000,000	$703	$-

Total Purchased Options					$3,335,363	$1,417,477

(i)	Premiums received and value of written options outstanding as of June 30, 2018 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection
Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG30 5Y	0.725%	07/18/18	JPM	$2,400,000	$2,220	($979)
Put - CDX IG30 5Y	0.750%	07/18/18	BNP	4,000,000	3,800	(1,336)
Put - CDX IG30 5Y	0.750%	07/18/18	BOA	9,300,000	12,090	(3,106)
Put - CDX IG30 5Y	0.750%	07/18/18	CIT	3,900,000	3,705	(1,302)
Put - CDX IG30 5Y	0.850%	07/18/18	CIT	5,600,000	5,712	(1,187)
Put - CDX IG30 5Y	0.950%	07/18/18	BRC	6,300,000	10,836	(838)

					$38,363	($8,748)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - RUB versus USD	RUB 66.38	07/02/18	MSC	$1,900,000	$16,406	($2)
Call - MXN versus USD	MXN 21.20	07/05/18	JPM	7,381,000	63,905	(2,133)
Call - RUB versus USD	RUB 66.60	07/09/18	MSC	2,100,000	19,656	(588)
Call - MXN versus USD	MXN 21.25	07/11/18	MSC	1,919,000	18,250	(1,861)
Call - MXN versus USD	19.25	07/19/18	RBS	11,100,000	163,614	(433,277)
Call - MXN versus USD	21.85	08/17/18	MSC	7,200,000	73,296	(20,124)
Call - RUB versus USD	RUB 66.49	08/17/18	CIT	6,550,000	60,358	(34,695)
Call - RUB versus USD	66.55	08/17/18	CIT	6,550,000	62,618	(33,955)
Call - RUB versus USD	67.40	08/17/18	CIT	3,800,000	35,549	(14,554)
Call - MXN versus USD	MXN 19.50	08/21/18	JPM	11,100,000	183,039	(420,202)
Call - RUB versus USD	RUB 65.96	08/24/18	HSB	12,400,000	106,144	(92,826)
Call - RUB versus USD	66.19	08/24/18	CIT	5,100,000	42,407	(35,272)
Call - RUB versus USD	66.40	08/24/18	BNP	6,100,000	51,307	(39,235)
Call - RUB versus USD	66.09	08/27/18	DUB	5,100,000	45,135	(38,735)

					941,684	(1,167,459)

Put - GBP versus USD	$1.33	07/13/18	DUB	GBP 6,286,000	40,166	(65,306)
Put - AUD versus USD	0.72	08/20/18	UBS	AUD 12,600,000	50,878	(40,767)
Put - AUD versus USD	0.73	08/23/18	GSC	9,200,000	36,781	(39,864)

					127,825	(145,937)

Total Foreign Currency Options					$1,069,509	($1,313,396)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Inflation Floor/Cap Options
Description	Initial Index	Floating Rate		Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor -U.S. CPI Urban Consumers	215.95	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]		03/10/20	DUB	$4,200,000	$31,500	$-
Floor - U.S. CPI Urban Consumers	215.95	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]		03/12/20	CIT	11,600,000	98,160	(1)
Floor - U.S. CPI Urban Consumers	216.69	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]		04/07/20	CIT	27,900,000	248,820	(3)
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]		09/29/20	CIT	12,300,000	158,670	(1)
Floor - U.S. CPI Urban Consumers	218.01	Maximum of [0, - (Final Index/Initial Index) -1]		10/13/20	DUB	12,500,000	122,500	(1)

							$659,650	($6)

Interest Rate Swaptions
Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- Party	Notional Amount	Premium	Value
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	GSC	$48,100,000	$1,120,191	($353,583)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	MSC	70,700,000	1,577,595	(519,716)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.750%	12/09/19	BOA	39,700,000	433,632	(828,285)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.750%	12/12/19	GSC	10,000,000	109,091	(209,227)

							$3,240,509	($1,910,811)

Options on Futures
Description		Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - U.S. Treasury 10-Year Notes (08/18)		$119.50	07/27/18	CME	213	$25,453,500	$43,011	($39,938)

Total Written Options							$5,051,042	($3,272,899)

(j)	Swap agreements outstanding as of June 30, 2018 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Petrobras Global Finance BV	Q	1.000%	12/20/19	BNP	1.852%	$1,900,000	($22,794)	($189,451)	$166,657
Petrobras Global Finance BV	Q	1.000%	12/20/19	GSC	1.852%	700,000	(8,398)	(73,272)	64,874
Petrobras Global Finance BV	Q	1.000%	12/20/19	MSC	1.852%	2,200,000	(26,393)	(203,609)	177,216
Petrobras Global Finance BV	Q	1.000%	03/20/20	HSB	1.942%	1,500,000	(23,196)	(273,727)	250,531

							(80,781)	(740,059)	659,278

				Exchange
The Goldman Sachs Group Inc	Q	1.000%	09/20/20	ICE	0.355%	7,000,000	101,849	73,517	28,332
Tesco PLC	Q	1.000%	06/20/22	ICE	0.863%	EUR 11,700,000	87,633	(430,297)	517,930

							189,482	(356,780)	546,262

Total Credit Default Swaps on Corporate Issues – Sell Protection							$108,701	($1,096,839)	$1,205,540

Credit Default Swaps on Credit Indices – Sell Protection (1)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- Party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 9	M	0.500%	09/17/58	MER	$9,000,000	($3,376)	($364,019)	$360,643

				Exchange
CDX IG27 5Y	Q	1.000%	12/20/21	ICE	51,500,000	918,285	900,026	18,259
CDX IG30 5Y	Q	1.000%	06/20/23	ICE	99,900,000	1,505,671	1,604,597	(98,926)
CDX HY30 5Y	Q	5.000%	06/20/23	ICE	7,000,000	411,901	403,131	8,770

						2,835,857	2,907,754	(71,897)

Total Credit Default Swaps on Credit Indices – Sell Protection						$2,832,481	$2,543,735	$288,746

Total Credit Default Swaps						$2,941,182	$1,446,896	$1,494,286

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long
Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.951%	3-Month USD-LIBOR	S/Q	LCH	12/05/19	$163,800,000	($1,764,998)	$-	($1,764,998)
7.500%	BRL-CDI-Compounded	Z/Z	CME	01/02/20	BRL 140,500,000	(311,501)	(121,797)	(189,704)
7.750%	BRL-CDI-Compounded	Z/Z	CME	01/02/20	508,900,000	(727,364)	(537,021)	(190,343)
9.200%	BRL-CDI-Compounded	Z/Z	CME	01/04/21	77,000,000	22,533	(223,521)	246,054
10.040%	BRL-CDI-Compounded	Z/Z	CME	01/02/23	286,000,000	(1,050,084)	15,351	(1,065,435)
1.250%	6-Month EUR-LIBOR	A/S	LCH	09/19/28	EUR 109,500,000	4,098,863	2,983,962	1,114,901
1.250%	6-Month EUR-LIBOR	A/S	LCH	12/19/28	10,800,000	336,655	185,323	151,332
1.501%	6-Month EUR-LIBOR	A/S	LCH	07/04/42	23,000,000	398,655	-	398,655
1.500%	6-Month EUR-LIBOR	A/S	LCH	09/19/48	9,700,000	84,322	(110,307)	194,629

						$1,087,081	$2,191,990	($1,104,909)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.500%	6-Month GBP-LIBOR	S/S	LCH	09/19/23	GBP 38,600,000	($391,328)	($24,738)	($366,590)
2.700%	3-Month CAD-CDOR	S/S	CME	12/19/24	CAD 9,700,000	(98,812)	(667,273)	568,461
0.300%	6-Month JPY-LIBOR	S/S	CME	03/18/26	JPY 10,900,000,000	(851,255)	(437,541)	(413,714)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/18/26	10,170,000,000	(786,886)	(587,709)	(199,177)
0.300%	6-Month JPY-LIBOR	S/S	LCH	09/20/27	3,480,000,000	(150,732)	(168,615)	17,883
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/20/28	1,770,000,000	(47,813)	124,313	(172,126)
0.380%	6-Month JPY-LIBOR	S/S	LCH	06/18/28	240,000,000	(20,131)	3,899	(24,030)
0.399%	6-Month JPY-LIBOR	S/S	LCH	06/18/28	500,000,000	(50,504)	(449)	(50,055)
2.250%	3-Month USD-LIBOR	S/Q	LCH	06/20/28	$79,200,000	4,684,334	4,419,159	265,175
1.500%	6-Month GBP-LIBOR	S/S	LCH	09/19/28	GBP 6,300,000	39,348	150,700	(111,352)
1.500%	6-Month GBP-LIBOR	S/S	LCH	12/19/28	8,600,000	82,506	143,578	(61,072)
0.450%	6-Month JPY-LIBOR	S/S	LCH	03/20/29	JPY 1,250,000,000	(122,036)	(92,334)	(29,702)
1.750%	3-Month CAD-CDOR	S/S	CME	12/16/46	CAD 2,300,000	328,536	(29,300)	357,836
2.532%	3-Month USD-LIBOR	S/Q	LCH	12/05/47	$22,200,000	1,832,537	-	1,832,537
1.750%	6-Month GBP-LIBOR	S/S	LCH	09/19/48	GBP 15,000,000	(597,279)	(788,571)	191,292
1.500%	6-Month GBP-LIBOR	S/S	LCH	12/19/48	9,400,000	415,652	44,245	371,407

						$4,266,137	$2,089,364	$2,176,773

	Total Interest Rate Swaps					$5,353,218	$4,281,354	$1,071,864

	Total Swap Agreements					$8,294,400	$5,728,250	$2,566,150

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,105,849,177	$-	$1,105,849,177	$-
	Senior Loan Notes	5,474,452	-	5,474,452	-
	Mortgage-Backed Securities	1,522,004,972	-	1,522,004,972	-
	Asset-Backed Securities	401,293,076	-	393,893,261	7,399,815
	U.S. Government Agency Issues	10,893,156	-	10,893,156	-
	U.S. Treasury Obligations	621,930,172	-	621,930,172	-
	Foreign Government Bonds & Notes	204,829,959	-	204,829,959	-
	Municipal Bonds	18,587,205	-	18,587,205	-
	Short-Term Investments	408,348,617	-	408,348,617	-
	Derivatives:
	Credit Contracts
	Purchased Options	2,143	-	2,143	-
	Swaps	3,025,339	-	3,025,339	-

	Total Credit Contracts	3,027,482	-	3,027,482	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	38,039,701	-	38,039,701	-
	Interest Rate Contracts
	Futures	3,147,291	3,147,291	-	-
	Purchased Options	1,415,334	-	1,415,334	-
	Swaps	12,323,941	-	12,323,941	-

	Total Interest Rate Contracts	16,886,566	3,147,291	13,739,275	-

	Total Asset - Derivatives	57,953,749	3,147,291	54,806,458	-

	Total Assets	4,357,164,535	3,147,291	4,346,617,429	7,399,815

Liabilities	Reverse Repurchase Agreements	(61,208,375)	-	(61,208,375)	-
	Sale-buyback Financing Transactions	(517,732,116)	-	(517,732,116)	-
	Derivatives:
	Credit Contracts
	Written Options	(8,748)	-	(8,748)	-
	Swaps	(84,157)	-	(84,157)	-

	Total Credit Contracts	(92,905)		(92,905)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(9,446,909)	-	(9,446,909)	-
	Written Options	(1,313,396)	-	(1,313,396)	-

	Total Foreign Currency Contracts	(10,760,305)	-	(10,760,305)	-

	Interest Rate Contracts
	Futures	(14,160,964)	(14,160,964)	-	-
	Written Options	(1,950,755)	-	(1,950,755)	-
	Swaps	(6,970,723)	-	(6,970,723)	-

	Total Interest Rate Contracts	(23,082,442)	(14,160,964)	(8,921,478)	-

	Total Liabilities - Derivatives	(33,935,652)	(14,160,964)	(19,774,688)	-

	Total Liabilities	(612,876,143)	(14,160,964)	(598,715,179)	-

	Total	$3,744,288,392	($11,013,673)	$3,747,902,250	$7,399,815

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 54.4%

Basic Materials - 1.9%

ArcelorMittal (Luxembourg) 5.250% due 08/05/20	$749,000	$777,088
Celulosa Arauco y Constitucion SA (Chile) 7.250% due 07/29/19	1,665,000	1,733,681
INVISTA Finance LLC 4.250% due 10/15/19 ~	7,045,000	7,083,747
LyondellBasell Industries NV 5.000% due 04/15/19	7,436,000	7,510,554
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	2,930,000	2,941,076

		20,046,146

Communications - 5.0%

Baidu Inc (China)
2.750% due 06/09/19	8,955,000	8,921,875
3.250% due 08/06/18	1,250,000	1,250,891
Charter Communications Operating LLC
3.579% due 07/23/20	4,963,000	4,964,701
4.464% due 07/23/22	2,607,000	2,638,380
CSC Holdings LLC 10.875% due 10/15/25 ~	1,697,000	1,960,544
Discovery Communications LLC 2.200% due 09/20/19	1,980,000	1,958,849
JD.com Inc (China) 3.125% due 04/29/21	5,495,000	5,360,424
SES GLOBAL Americas Holdings GP (Luxembourg) 2.500% due 03/25/19 ~	3,000,000	2,987,168
The Interpublic Group of Cos Inc 4.000% due 03/15/22	1,110,000	1,119,539
Time Warner Cable LLC
6.750% due 07/01/18	3,865,000	3,865,000
8.250% due 04/01/19	5,730,000	5,944,487
8.750% due 02/14/19	3,549,000	3,668,001
Viacom Inc
2.750% due 12/15/19	6,020,000	5,967,325
5.625% due 09/15/19	2,180,000	2,233,834

		52,841,018

Consumer, Cyclical - 5.8%

Aptiv PLC 3.150% due 11/19/20	3,105,000	3,084,068
Daimler Finance North America LLC (Germany)
1.750% due 10/30/19 ~	3,500,000	3,439,244
2.300% due 02/12/21 ~	4,525,000	4,396,771
Delta Air Lines Inc
2.600% due 12/04/20	1,255,000	1,228,429
2.875% due 03/13/20	6,210,000	6,171,416
Ford Motor Credit Co LLC
2.021% due 05/03/19	3,155,000	3,129,517
2.551% due 10/05/18	3,705,000	3,702,910
2.875% due 10/01/18	3,000,000	3,000,843
General Motors Co 3.500% due 10/02/18	1,905,000	1,908,733
General Motors Financial Co Inc 3.100% due 01/15/19	2,845,000	2,848,068
Hyundai Capital America
2.000% due 07/01/19 ~	3,220,000	3,178,847
2.400% due 10/30/18 ~	3,000,000	2,995,828
2.500% due 03/18/19 ~	5,935,000	5,908,673
2.875% due 08/09/18 ~	555,000	554,934
Lennar Corp 2.950% due 11/29/20	5,125,000	5,021,526
Newell Brands Inc 2.150% due 10/15/18	1,455,000	1,451,843
QVC Inc 3.125% due 04/01/19	8,347,000	8,338,888

		60,360,538

	Principal Amount	Value
Consumer, Non-Cyclical - 7.0%

Abbott Laboratories 2.350% due 11/22/19	$1,234,000	$1,227,155
Anthem Inc 2.300% due 07/15/18	3,225,000	3,224,619
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20 ~	5,690,000	5,569,893
Bayer US Finance II LLC
2.965% (USD LIBOR + 0.630%) due 06/25/21 § ~	2,035,000	2,039,900
3.500% due 06/25/21 ~	1,080,000	1,082,805
Becton Dickinson & Co
2.404% due 06/05/20	4,240,000	4,165,680
2.675% due 12/15/19	5,130,000	5,093,168
Bunge Ltd Finance Corp
3.500% due 11/24/20	2,690,000	2,690,239
8.500% due 06/15/19	2,065,000	2,169,572
Celgene Corp 2.875% due 02/19/21	2,275,000	2,245,773
Equifax Inc 3.600% due 08/15/21	195,000	194,963
Express Scripts Holding Co
2.250% due 06/15/19	2,245,000	2,229,259
3.068% (USD LIBOR + 0.750%) due 11/30/20 §	4,140,000	4,142,841
HCA Inc 3.750% due 03/15/19	9,685,000	9,745,531
Imperial Brands Finance PLC (United Kingdom) 2.050% due 07/20/18 ~	1,380,000	1,379,742
Medco Health Solutions Inc 4.125% due 09/15/20	1,895,000	1,922,639
Perrigo Finance Unlimited Co 3.500% due 03/15/21	363,000	362,020
Reynolds American Inc (United Kingdom) 8.125% due 06/23/19	3,775,000	3,957,916
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	10,660,000	10,498,898
Teva Pharmaceutical Finance Netherlands III BV (Israel)
1.700% due 07/19/19	7,720,000	7,538,463
2.200% due 07/21/21	290,000	269,159
The Kroger Co 2.300% due 01/15/19	1,225,000	1,221,065

		72,971,300

Energy - 6.0%

Cenovus Energy Inc (Canada) 5.700% due 10/15/19	3,495,000	3,585,579
China Shenhua Overseas Capital Co Ltd (China) 3.125% due 01/20/20 ~	3,765,000	3,736,781
Columbia Pipeline Group Inc 3.300% due 06/01/20	550,000	547,954
DCP Midstream Operating LP
2.700% due 04/01/19	10,230,000	10,153,275
9.750% due 03/15/19 ~	4,655,000	4,858,656
Encana Corp (Canada) 6.500% due 05/15/19	3,433,000	3,529,380
Energy Transfer Equity LP 7.500% due 10/15/20	4,195,000	4,483,406
Energy Transfer Partners LP 6.700% due 07/01/18	3,610,000	3,610,000
ONEOK Partners LP 3.200% due 09/15/18	13,060,000	13,068,139
Petroleos Mexicanos (Mexico) 8.000% due 05/03/19	2,530,000	2,628,999
Plains All American Pipeline LP
2.600% due 12/15/19	650,000	643,522
5.000% due 02/01/21	1,600,000	1,644,471
5.750% due 01/15/20	1,557,000	1,607,687

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	$3,670,000	$3,840,208
Spectra Energy Partners LP
2.950% due 09/25/18	3,310,000	3,310,903
4.600% due 06/15/21	1,870,000	1,921,947
Williams Partners LP 5.250% due 03/15/20	295,000	304,224

		63,475,131

Financial - 18.0%

AerCap Ireland Capital DAC (Ireland)
3.750% due 05/15/19	1,775,000	1,785,961
3.950% due 02/01/22	2,875,000	2,859,674
AIA Group Ltd (Hong Kong) 2.250% due 03/11/19 ~	1,455,000	1,445,831
Air Lease Corp
2.125% due 01/15/20	4,055,000	3,981,429
2.500% due 03/01/21	950,000	925,453
Aircastle Ltd 4.625% due 12/15/18	3,915,000	3,944,362
ANZ New Zealand International Ltd (New Zealand) 2.200% due 07/17/20 ~	2,905,000	2,847,864
Banco de Credito del Peru (Peru) 2.250% due 10/25/19 ~	885,000	872,831
Banco Santander Chile (Chile) 2.500% due 12/15/20 ~	6,120,000	5,967,184
Bank of America Corp
2.503% due 10/21/22	2,000,000	1,915,393
2.742% (USD LIBOR + 0.380%) due 01/23/22 §	2,900,000	2,883,217
2.985% (USD LIBOR + 0.650%) due 06/25/22 §	2,975,000	2,973,485
3.519% (USD LIBOR + 1.160%) due 01/20/23 §	4,085,000	4,151,840
Barclays Bank PLC (United Kingdom) 2.650% due 01/11/21	3,165,000	3,097,820
Barclays PLC (United Kingdom) 3.963% (USD LIBOR + 1.625%) due 01/10/23 §	3,685,000	3,743,922
BB&T Corp 2.150% due 02/01/21	4,110,000	3,998,192
BPCE SA (France) 3.549% (USD LIBOR + 1.220%) due 05/22/22 § ~	815,000	827,446
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	455,000	453,636
Capital One Bank USA NA 8.800% due 07/15/19	500,000	528,285
Capital One Financial Corp 2.400% due 10/30/20	1,375,000	1,341,843
Capital One NA
1.850% due 09/13/19	8,185,000	8,071,709
2.350% due 01/31/20	1,225,000	1,207,847
China Overseas Finance Cayman VI Ltd (China) 4.250% due 05/08/19 ~	3,070,000	3,092,961
Citigroup Inc 2.900% due 12/08/21	4,145,000	4,063,464
Citizens Bank NA
2.250% due 03/02/20	1,670,000	1,642,084
2.550% due 05/13/21	1,035,000	1,010,112
CNO Financial Group Inc 4.500% due 05/30/20	4,905,000	4,923,394
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	2,255,000	2,234,718
Credit Suisse AG (Switzerland) 5.400% due 01/14/20	665,000	684,397
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 2.750% due 03/26/20	490,000	484,931

	Principal Amount	Value
Crown Castle International Corp REIT
2.250% due 09/01/21	$5,895,000	$5,654,780
3.400% due 02/15/21	1,175,000	1,174,274
Discover Bank
2.600% due 11/13/18	1,960,000	1,959,053
7.000% due 04/15/20	5,550,000	5,863,242
First Niagara Financial Group Inc 7.250% due 12/15/21	1,140,000	1,268,648
ING Groep NV (Netherlands) 3.484% (USD LIBOR + 1.150%) due 03/29/22 §	1,970,000	2,004,415
International Lease Finance Corp 6.250% due 05/15/19	2,330,000	2,389,403
Intesa Sanpaolo SPA (Italy)
2.100% due 09/27/18	5,445,000	5,440,076
3.375% due 01/12/23 ~	2,500,000	2,299,624
3.875% due 01/15/19	3,070,000	3,070,494
iStar Inc REIT 4.625% due 09/15/20	2,610,000	2,577,375
JPMorgan Chase & Co 2.877% (USD LIBOR + 0.550%) due 03/09/21 §	3,990,000	4,003,950
JPMorgan Chase Bank NA 2.604% (USD LIBOR + 0.280%) due 02/01/21 §	1,580,000	1,566,538
Mizuho Bank Ltd (Japan) 2.150% due 10/20/18 ~	2,185,000	2,181,322
Morgan Stanley
2.903% (USD LIBOR + 0.550%) due 02/10/21 §	4,275,000	4,284,379
5.500% due 07/24/20	1,900,000	1,983,562
Provident Cos Inc 7.000% due 07/15/18	5,095,000	5,093,136
Regions Bank
2.250% due 09/14/18	2,910,000	2,908,747
2.717% (USD LIBOR + 0.380%) due 04/01/21 §	4,645,000	4,641,145
Reinsurance Group of America Inc
5.000% due 06/01/21	410,000	425,161
6.450% due 11/15/19	3,870,000	4,039,488
Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	1,005,000	1,042,966
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	4,190,000	4,137,214
Santander UK PLC (United Kingdom) 2.125% due 11/03/20	1,225,000	1,189,495
Sberbank of Russia Via SB Capital SA (Russia) 3.080% due 03/07/19	EUR 950,000	1,124,201
Standard Chartered PLC (United Kingdom) 2.100% due 08/19/19 ~	$1,280,000	1,262,961
The Goldman Sachs Group Inc 3.472% (USD LIBOR + 1.110%) due 04/26/22 §	3,080,000	3,111,446
Trinity Acquisition PLC 3.500% due 09/15/21	675,000	669,928
UBS Group Funding Switzerland AG (Switzerland)
2.950% due 09/24/20 ~	3,815,000	3,775,832
3.549% (USD LIBOR + 1.220%) due 05/23/23 § ~	3,105,000	3,144,124
Unum Group 3.000% due 05/15/21	3,730,000	3,675,011
US Bank NA 2.682% (USD LIBOR + 0.320%) due 04/26/21 §	2,590,000	2,592,760
VEREIT Operating Partnership LP REIT 3.000% due 02/06/19	9,895,000	9,891,736

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
WEA Finance LLC REIT (Australia) 2.700% due 09/17/19 ~	$6,681,000	$6,654,310
XLIT Ltd (Bermuda) 2.300% due 12/15/18	4,223,000	4,206,450

		189,268,531

Industrial - 4.6%

Avnet Inc 3.750% due 12/01/21	880,000	877,499
Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	475,000	457,957
CNH Industrial Capital LLC
3.375% due 07/15/19	1,755,000	1,760,791
4.375% due 11/06/20	3,164,000	3,221,522
Eagle Materials Inc 4.500% due 08/01/26	2,175,000	2,187,400
Eastern Creation II Investment Holdings Ltd (China) 2.750% due 09/26/20 ~	1,170,000	1,145,703
GATX Corp 2.500% due 07/30/19	6,620,000	6,576,970
Kansas City Southern 2.350% due 05/15/20	1,040,000	1,021,276
Keysight Technologies Inc 3.300% due 10/30/19	12,400,000	12,371,359
Penske Truck Leasing Co LP 2.500% due 06/15/19 ~	3,415,000	3,396,925
SBA Tower Trust
3.168% due 04/09/47 ~	1,765,000	1,735,134
3.448% due 03/15/48 ~	2,920,000	2,903,089
Union Pacific Corp 3.200% due 06/08/21	1,955,000	1,962,261
Vulcan Materials Co
2.941% (USD LIBOR + 0.600%) due 06/15/20 §	2,820,000	2,817,041
2.950% (USD LIBOR + 0.650%) due 03/01/21 §	5,380,000	5,390,883

		47,825,810

Technology - 3.5%

Broadcom Corp
2.200% due 01/15/21	3,210,000	3,110,681
2.375% due 01/15/20	3,905,000	3,855,597
3.000% due 01/15/22	2,530,000	2,462,243
Dell International LLC 3.480% due 06/01/19 ~	3,460,000	3,469,508
DXC Technology Co
2.875% due 03/27/20	2,630,000	2,612,164
3.250% (USD LIBOR + 0.950%) due 03/01/21 bank	7,405,000	7,407,104
Fidelity National Information Services Inc 2.250% due 08/15/21	3,590,000	3,458,948
Hewlett Packard Enterprise Co
2.100% due 10/04/19 ~	2,080,000	2,054,392
2.850% due 10/05/18	987,000	988,500
Microchip Technology Inc 3.922% due 06/01/21 ~	1,235,000	1,237,802
Xerox Corp
2.750% due 03/15/19	2,130,000	2,124,449
5.625% due 12/15/19	3,985,000	4,089,306

		36,870,694

Utilities - 2.6%

Dominion Energy Inc
1.500% due 09/30/18 ~	2,605,000	2,597,580
2.579% due 07/01/20	1,095,000	1,079,193
2.962% due 07/01/19	7,108,000	7,093,904
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	4,165,000	3,971,020
ENN Energy Holdings Ltd (China) 6.000% due 05/13/21 ~	535,000	561,730

	Principal Amount	Value
FirstEnergy Corp 2.850% due 07/15/22	$3,135,000	$3,040,141
NextEra Energy Capital Holdings Inc
1.649% due 09/01/18	1,615,000	1,611,520
2.300% due 04/01/19	760,000	756,908
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	5,205,000	5,208,106
San Diego Gas & Electric Co 1.914% due 02/01/22	1,128,578	1,101,446

		27,021,548

Total Corporate Bonds & Notes (Cost $575,864,784)		570,680,716

MORTGAGE-BACKED SECURITIES - 13.3%

Collateralized Mortgage Obligations - Commercial - 3.2%

BAMLL Commercial Mortgage Securities Trust 3.490% due 04/14/33 ~	1,775,000	1,737,356
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	533,494	522,337
BX Trust
3.473% (LIBOR + 1.400%) due 10/15/32 § ~	5,220,000	5,225,588
4.323% (LIBOR + 2.250%) due 10/15/32 § ~	1,640,000	1,645,097
CD Mortgage Trust 1.965% due 02/10/50	543,281	534,210
Citigroup Commercial Mortgage Trust 1.485% due 10/10/47	142,137	141,620
CLNS Trust
2.846% (LIBOR + 0.800%) due 06/11/32 § ~	4,495,000	4,494,879
3.046% (LIBOR + 1.000%) due 06/11/32 § ~	2,675,000	2,674,963
Commercial Mortgage Trust
1.494% due 12/10/47	279,360	277,520
1.569% due 03/10/48	267,814	266,230
2.896% (LIBOR + 0.850%) due 02/13/32 § ~	1,720,000	1,720,919
CSAIL Commercial Mortgage Trust
1.684% due 04/15/50	348,298	345,759
1.717% due 08/15/48	865,892	856,400
Great Wolf Trust
3.073% (LIBOR + 0.850%) due 09/15/34 § ~	2,370,000	2,374,517
3.543% (LIBOR + 1.320%) due 09/15/34 § ~	3,385,000	3,391,665
InTown Hotel Portfolio Trust
2.773% (LIBOR + 0.700%) due 01/15/33 § ~	835,000	834,582
3.323% (LIBOR + 1.250%) due 01/15/33 § ~	685,000	684,912
JP Morgan Chase Commercial Mortgage Securities Trust 4.388% due 07/15/46 ~	1,165,000	1,197,295
Morgan Stanley Bank of America Merrill Lynch Trust 1.551% due 08/15/47	161,324	161,106
Morgan Stanley Capital I Trust
2.923% (LIBOR + 0.850%) due 11/15/34 § ~	2,660,000	2,659,219
3.073% (LIBOR + 1.000%) due 11/15/34 § ~	2,140,000	2,139,379

		33,885,553

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 4.7%

COLT Mortgage Loan Trust
2.415% due 10/25/47 § ~	$3,310,131	$3,294,756
2.568% due 10/25/47 § ~	1,409,516	1,403,675
2.614% due 05/27/47 § ~	814,468	813,526
2.773% due 10/25/47 § ~	615,467	612,947
2.930% due 02/25/48 § ~	1,271,735	1,269,052
3.084% due 02/25/48 § ~	454,766	454,080
3.470% due 07/27/48 § ~	3,144,458	3,152,415
3.542% due 07/27/48 § ~	1,523,100	1,526,943
Deephaven Residential Mortgage Trust
2.577% due 10/25/47 § ~	3,109,697	3,098,259
2.711% due 10/25/47 § ~	264,359	263,299
2.813% due 10/25/47 § ~	246,967	245,676
2.976% due 12/25/57 § ~	2,546,300	2,537,503
3.485% due 12/26/46 § ~	659,214	660,465
Fannie Mae
3.000% due 11/25/47	5,359,184	5,281,542
4.000% due 06/25/44	1,031,010	1,053,813
5.000% due 08/25/19	83,443	83,913
Fannie Mae Connecticut Avenue Securities
2.771% (USD LIBOR + 0.680%) due 10/25/30 §	1,360,940	1,360,803
3.441% (USD LIBOR + 1.350%) due 01/25/29 §	652,041	654,810
4.191% (USD LIBOR + 2.100%) due 08/25/28 §	229,326	229,767
Freddie Mac
3.604% due 10/25/46 §	1,904,680	1,899,552
3.873% due 05/25/47 § ~	913,365	916,202
7.000% due 09/15/30	327,954	360,314
Freddie Mac Structured Agency Credit Risk Debt Notes
2.857% (USD LIBOR + 0.800%) due 12/25/30 § ~	3,445,000	3,445,797
3.291% (USD LIBOR + 1.200%) due 10/25/29 §	1,916,737	1,938,534
3.820% due 05/25/48 § ~	760,000	762,172
3.985% due 09/25/47 § ~	388,426	391,007
Galton Funding Mortgage Trust 3.500% due 11/25/57 § ~	2,789,120	2,741,437
GS Mortgage-Backed Securities Trust 2.466% due 07/25/44 § ~	262,504	257,767
Sequoia Mortgage Trust
3.500% due 02/25/48 § ~	4,811,405	4,766,188
4.000% due 06/25/48 § ~	2,564,032	2,594,234
Verus Securitization Trust 2.929% due 02/25/48 § ~	1,177,236	1,170,361

		49,240,809

Fannie Mae - 3.5%

3.500% due 07/01/33 - 01/01/46	7,450,780	7,502,162
3.567% (USD LIBOR + 1.571%) due 02/01/33 §	76,065	79,864
3.592% (USD LIBOR + 1.550%) due 01/01/35 §	9,560	9,910
3.702% (USD LIBOR + 1.576%) due 04/01/33 §	67,772	69,420
3.710% (USD LIBOR + 1.710%) due 04/01/35 §	186,726	193,105
3.824% (UST + 2.215%) due 02/01/33 §	51,772	54,104
4.000% due 06/01/33 - 03/01/47	5,549,253	5,672,186
4.125% (USD LIBOR + 1.750%) due 05/01/33 §	42,107	42,466
4.154% (UST + 2.258%) due 06/01/35 §	288,492	303,147
4.343% (UST + 2.250%) due 06/01/33 §	704,367	747,032
4.500% due 05/01/25 - 03/01/46	9,633,994	10,018,283

	Principal Amount	Value
5.000% due 07/01/24 - 07/01/41	$3,737,400	$3,988,791
5.500% due 10/01/18 - 06/01/39	2,923,622	3,163,541
6.000% due 03/01/37 - 10/01/40	3,365,053	3,711,382
6.500% due 05/01/33	629,282	700,332
7.000% due 05/01/33 - 06/01/33	304,858	326,209

		36,581,934

Freddie Mac - 0.3%

3.451% (UST + 1.951%) due 02/01/35 §	206,236	215,267
3.479% (UST + 2.236%) due 09/01/35 §	754,745	798,462
3.797% (USD LIBOR + 1.725%) due 03/01/35 §	414,783	434,469
3.934% (UST + 2.250%) due 08/01/35 §	695,530	734,106
5.500% due 01/01/20 - 06/01/41	724,089	780,043

		2,962,347

Government National Mortgage Association - 1.6%

2.750% (UST + 1.500%) due 09/20/34 §	744,484	773,557
3.375% (UST + 1.500%) due 01/20/35 §	1,210,338	1,254,859
4.500% due 01/20/48	501,906	522,267
5.000% due 12/20/34 - 04/20/48	12,255,822	12,891,596
5.500% due 07/15/20	75,490	76,627
6.000% due 01/15/22 - 07/15/36	1,176,536	1,257,365

		16,776,271

Total Mortgage-Backed Securities (Cost $140,338,815)		139,446,914

ASSET-BACKED SECURITIES - 19.9%

Allegro CLO III Ltd (Cayman) 3.200% (LIBOR + 0.840%) due 07/25/27 § ~	4,320,000	4,294,807
Ally Auto Receivables Trust
2.240% due 07/15/22	8,440,000	8,298,313
2.460% due 09/15/22	405,000	398,755
2.930% due 11/15/23	565,000	555,152
AmeriCredit Automobile Receivables
1.700% due 07/08/20	246,520	246,248
1.810% due 10/08/20	136,704	136,499
AmeriCredit Automobile Receivables Trust
1.600% due 11/09/20	783,274	781,305
2.240% due 04/08/22	8,815,000	8,676,088
2.240% due 06/19/23	1,415,000	1,391,119
2.690% due 06/19/23	1,500,000	1,476,259
2.710% due 08/18/22	665,000	657,759
2.710% due 09/08/22	2,880,000	2,831,860
3.340% due 08/08/21	1,885,000	1,891,011
3.370% due 11/08/21 ~	2,205,000	2,211,142
3.580% due 08/09/21 ~	1,055,000	1,057,749
3.660% due 03/08/22	1,225,000	1,227,297
3.720% due 03/08/22 ~	1,150,000	1,153,344
ARI Fleet Lease Trust
1.820% due 07/15/24 ~	423,526	422,967
1.910% due 04/15/26 ~	2,201,909	2,189,777
2.550% due 10/15/26 ~	2,035,000	2,025,521
Ascentium Equipment Receivables Trust
1.460% due 04/10/19 ~	106,714	106,636
1.870% due 07/10/19 ~	506,217	505,225
2.290% due 06/10/21 ~	935,000	924,842
2.920% due 12/10/20 ~	770,000	770,087
Avis Budget Rental Car Funding AESOP LLC
2.500% due 07/20/21 ~	2,225,000	2,193,047
2.970% due 02/20/20 ~	820,000	820,582
2.990% due 06/20/22 ~	995,000	985,514

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Barings CLO Ltd (Cayman) 3.159% (USD LIBOR + 0.800%) due 01/20/28 § ~	$5,410,000	$5,384,419
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 § ~	5,913,861	5,918,836
Bayview Opportunity Master Fund IVa Trust 3.500% due 06/28/57 § ~	5,065,503	5,068,155
Bayview Opportunity Master Fund IVb Trust
3.500% due 01/28/55 § ~	2,636,514	2,638,256
3.500% due 08/28/57 § ~	4,371,000	4,365,599
BlueMountain CLO Ltd (Cayman) 0.000% (USD LIBOR + 0.930%) due 07/18/27 § # ~	2,385,000	2,385,596
BMW Vehicle Lease Trust 1.980% due 05/20/20	2,345,000	2,331,677
California Republic Auto Receivables Trust 2.510% due 02/16/21	805,000	801,289
Capital Auto Receivables Asset Trust
1.540% due 08/20/20	656,349	653,854
1.630% due 01/20/21	1,030,000	1,021,185
1.730% due 04/20/20	365,994	365,339
2.430% due 05/20/22 ~	520,000	510,828
2.650% due 01/20/24	5,000,000	4,944,232
2.700% due 09/20/22 ~	835,000	821,234
Carlyle Global Market Strategies CLO Ltd (Cayman) 3.359% (USD LIBOR + 1.000%) due 04/20/27 § ~	3,265,000	3,268,725
CCG Receivables Trust
1.690% due 09/14/22 ~	940,594	935,696
2.600% due 01/17/23 ~	815,000	813,777
CNH Equipment Trust
1.370% due 07/15/20	463,234	461,861
2.400% due 02/15/23	1,300,000	1,291,870
Diamond Resorts Owner Trust
2.270% due 05/20/26 ~	379,727	379,319
2.540% due 05/20/27 ~	683,436	681,476
2.730% due 07/20/27 ~	264,320	263,822
2.990% due 05/22/28 ~	270,961	269,695
Elara HGV Timeshare Issuer LLC
2.530% due 02/25/27 ~	503,392	492,979
2.690% due 03/25/30 ~	1,311,974	1,286,353
Enterprise Fleet Financing LLC 2.130% due 07/20/22 ~	818,396	813,725
Galaxy XXIX CLO Ltd (Cayman) 3.120% (USD LIBOR + 0.790%) due 11/15/26 § ~	4,125,000	4,124,979
GM Financial Automobile Leasing Trust
2.260% due 08/20/20	455,000	451,911
2.730% due 09/20/21	1,055,000	1,043,237
3.110% due 12/20/21	1,380,000	1,370,855
3.370% due 10/20/22	3,420,000	3,398,749
3.500% due 04/20/22 ±	775,000	774,977
GM Financial Consumer Automobile Receivables Trust 2.330% due 03/16/23 ~	325,000	317,236
GMF Floorplan Owner Revolving Trust
2.410% due 05/17/21 ~	610,000	607,124
2.630% due 07/15/22 ~	1,750,000	1,721,953
2.850% due 05/17/21 ~	235,000	233,512
2.970% due 01/18/22 ~	1,585,000	1,578,186
GreatAmerica Leasing Receivables Funding LLC
1.720% due 04/22/19 ~	69,585	69,488
1.730% due 06/20/19 ~	611,657	610,558
2.060% due 06/22/20 ~	185,000	183,888
2.600% due 06/15/21 ~	1,330,000	1,319,729
Halcyon Loan Advisors Funding Ltd (Cayman) 4.062% (USD LIBOR + 1.700%) due 10/22/25 § ~	2,645,000	2,648,299

	Principal Amount	Value
Hardee’s Funding LLC 4.250% due 06/20/48 ~	$1,070,000	$1,074,162
Hilton Grand Vacations Trust
1.770% due 11/25/26 ~	784,050	771,100
2.660% due 12/26/28 ~	498,826	490,210
2.960% due 12/26/28 § ~	340,748	333,413
Hyundai Auto Lease Securitization Trust
1.600% due 07/15/19 ~	60,765	60,742
1.680% due 04/15/20 ~	190,000	189,293
Hyundai Auto Receivables Trust 2.380% due 04/17/23	895,000	878,129
John Deere Owner Trust 1.360% due 04/15/20	796,841	793,306
KKR CLO Ltd (Cayman)
3.148% (USD LIBOR + 0.800%) due 01/16/28 § ~	5,425,000	5,407,319
3.398% (USD LIBOR + 1.050%) due 07/15/27 § ~	5,450,000	5,454,979
Madison Park Funding XIV Ltd (Cayman) 3.479% (USD LIBOR + 1.120%) due 07/20/26 § ~	2,870,000	2,873,614
Madison Park Funding XVIII Ltd (Cayman) 3.552% (USD LIBOR + 1.190%) due 10/21/30 § ~	3,245,000	3,254,419
Magnetite XVI Ltd (Cayman) 3.155% (USD LIBOR + 0.800%) due 01/18/28 § ~	7,170,000	7,142,514
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	623,697	614,181
MMAF Equipment Finance LLC
1.730% due 05/18/20 ~	472,978	471,706
3.200% due 09/12/22 ~	2,010,000	2,014,020
MVW Owner Trust
2.150% due 04/22/30 ~	232,611	228,312
2.250% due 09/22/31 ~	818,132	800,595
2.420% due 12/20/34 ~	796,171	776,838
2.520% due 12/20/32 ~	245,052	239,604
2.750% due 12/20/34 ~	271,129	263,285
2.990% due 12/20/34 ~	731,617	709,704
Navient Private Education Refi Loan Trust 2.530% due 02/18/42 ~	3,662,664	3,634,842
Neuberger Berman CLO XVI-S Ltd (Cayman) 3.198% (USD LIBOR + 0.850%) due 01/15/28 § ~	3,250,000	3,245,670
OCP CLO Ltd (Cayman) 3.182% (USD LIBOR + 0.820%) due 10/26/27 § ~	4,900,000	4,896,155
OZLM VIII Ltd (Cayman) 3.483% (USD LIBOR + 1.130%) due 10/17/26 § ~	4,315,000	4,317,326
Santander Drive Auto Receivables Trust
2.100% due 06/15/21	315,000	313,264
2.190% due 03/15/22	2,055,000	2,034,701
2.470% due 12/15/20	477,894	477,840
2.580% due 05/16/22	380,000	377,447
2.960% due 03/15/24	880,000	871,885
3.530% due 08/16/21	1,465,000	1,474,334
3.650% due 12/15/21	1,405,000	1,414,118
4.020% due 04/15/22	1,435,000	1,453,741
4.020% due 09/15/22 ~	1,235,000	1,240,012
4.500% due 06/17/23 ~	1,070,000	1,080,434
Santander Retail Auto Lease Trust
2.220% due 01/20/21 ~	1,375,000	1,360,620
2.960% due 11/21/22 ~	1,115,000	1,099,815
Sierra Receivables Funding Co LLC 2.910% due 03/20/34 ~	443,101	439,778
Sierra Timeshare Receivables Funding LLC
2.050% due 06/20/31 § ~	344,333	342,821
2.300% due 10/20/31 ~	492,555	489,463
2.330% due 07/20/33 ~	452,117	446,433

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
2.400% due 03/22/32 ~	$902,556	$895,637
2.430% due 06/20/32 ~	489,425	484,801
2.430% due 10/20/33 ~	1,797,866	1,774,131
2.580% due 09/20/32 ~	581,440	579,093
SLM Student Loan Trust
2.360% (USD LIBOR + 0.400%) due 03/25/25 §	3,121,231	3,078,963
3.860% (USD LIBOR + 1.500%) due 04/25/23 §	686,453	700,169
4.010% (USD LIBOR + 1.650%) due 07/25/22 §	83,327	85,115
4.060% (USD LIBOR + 1.700%) due 07/25/23 §	908,972	933,539
SMART ABS Trust (Australia)
1.450% due 08/14/19	926,249	924,657
1.660% due 08/14/19	241,516	241,408
SMB Private Education Loan Trust 3.073% (USD LIBOR + 1.000%) due 06/15/27 § ~	1,529,540	1,542,753
Synchrony Credit Card Master Note Trust 2.640% due 03/15/23	3,545,000	3,509,198
Taco Bell Funding LLC 3.832% due 05/25/46 ~	1,585,850	1,590,710
Towd Point Mortgage Trust
2.750% due 02/25/55 § ~	551,658	546,471
2.750% due 08/25/55 § ~	793,862	781,710
3.000% due 02/25/55 § ~	713,538	706,244
3.250% due 03/25/58 § ~	1,546,015	1,534,081
3.750% due 05/25/58 § ~	1,320,000	1,323,511
USAA Auto Owner Trust 1.960% due 11/15/22	575,000	574,321
Verizon Owner Trust
2.530% due 04/20/22 ~	2,075,000	2,035,970
2.650% due 09/20/21 ~	865,000	854,241
Volvo Financial Equipment LLC 1.670% due 02/18/20 ~	482,386	480,820
Volvo Financial Equipment Master Owner Trust 2.573% (LIBOR + 0.500%) due 11/15/22 § ~	830,000	832,088
Wheels SPV LLC 1.590% due 05/20/25 ~	432,271	430,477

Total Asset-Backed Securities (Cost $211,055,737)		209,145,635

U.S. GOVERNMENT AGENCY ISSUE - 0.8%

Federal Home Loan Bank 2.625% due 05/28/20	7,925,000	7,928,336

Total U.S. Government Agency Issue (Cost $7,922,302)		7,928,336

U.S. TREASURY OBLIGATIONS - 8.4%

U.S. Treasury Notes - 8.4%

1.375% due 08/31/20	16,000,000	15,605,000
1.500% due 06/15/20 ‡	36,500,000	35,787,109
2.250% due 03/31/20	11,415,000	11,364,168
2.375% due 04/30/20	25,295,000	25,230,775

		87,987,052

Total U.S. Treasury Obligations (Cost $87,986,679)		87,987,052

	Principal Amount	Value

MUNICIPAL BONDS - 0.2%

State Board of Administration Finance Corp FL ‘A’ 2.163% due 07/01/19	$2,230,000	$2,216,620

Total Municipal Bonds (Cost $2,230,000)		2,216,620

SHORT-TERM INVESTMENTS - 2.7%

Commercial Paper - 2.0%

Ford Motor Credit Co 2.899% due 02/19/19	5,655,000	5,555,626
Humana Inc 2.650% due 08/14/18	5,695,000	5,676,931
Syngenta Wilmington Inc (Switzerland) 3.320% due 08/15/18	3,865,000	3,852,728
The Sherwin-Williams Co 2.671% due 08/15/18	5,695,000	5,679,713

		20,764,998

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $7,866,036; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $8,026,813)	7,865,806	7,865,806

Total Short-Term Investments (Cost $28,621,401)		28,630,804

TOTAL INVESTMENTS - 99.7% (Cost $1,054,019,718)		1,046,036,077

DERIVATIVES - 0.0%
(See Notes (c) and (d) in Notes to Schedule of Investments)		113,958

OTHER ASSETS & LIABILITIES, NET - 0.3%		3,417,345

NET ASSETS - 100.0%		$1,049,567,380

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	54.4%
Asset-Backed Securities	19.9%
Mortgage-Backed Securities	13.3%
U.S. Treasury Obligations	8.4%
Others (each less than 3.0%)	3.7%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	As of June 30, 2018, an investment with a value of $544,160 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(c)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	09/18	905	$191,591,329	$191,703,169	$111,840
U.S. Treasury 5-Year Notes	09/18	282	31,965,961	32,039,647	73,686
U.S. Treasury Ultra 10-Year Notes	09/18	28	3,594,500	3,590,522	(3,978)

					181,548

Short Futures Outstanding
U.S. Treasury 10-Year Notes	09/18	149	17,811,320	17,908,149	(96,829)

Total Futures Contracts					$84,719

(d)	Forward foreign currency contracts outstanding as of June 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	168,255	EUR	140,000	08/18	BOA	$4,139	$-
USD	168,147	EUR	140,000	08/18	BRC	4,031	-
USD	504,759	EUR	419,665	08/18	CIT	12,803	-
USD	168,291	EUR	140,000	08/18	JPM	4,176	-
USD	168,206	EUR	140,000	08/18	MSC	4,090	-

Total Forward Foreign Currency Contracts						$29,239	$-

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$570,680,716	$-	$570,680,716	$-
	Mortgage-Backed Securities	139,446,914	-	139,446,914	-
	Asset-Backed Securities	209,145,635	-	208,370,658	774,977
	U.S. Government Agency Issue	7,928,336	-	7,928,336	-
	U.S. Treasury Obligations	87,987,052	-	87,987,052	-
	Municipal Bonds	2,216,620	-	2,216,620	-
	Short-Term Investments	28,630,804	-	28,630,804	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	29,239	-	29,239	-
	Interest Rate Contracts
	Futures	185,526	185,526	-	-

	Total Asset - Derivatives	214,765	185,526	29,239	-

	Total Assets	1,046,250,842	185,526	1,045,290,339	774,977

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(100,807)	(100,807)	-	-

	Total Liabilities	(100,807)	(100,807)	-	-

	Total	$1,046,150,035	$84,719	$1,045,290,339	774,977

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 20.5%

Argentina - 0.3%

Rio Energy SA 6.875% due 02/01/25 ~	$1,400,000	$1,169,000
YPF SA
6.950% due 07/21/27 ~	820,000	706,225
7.000% due 12/15/47 ~	400,000	304,000
8.500% due 07/28/25 ~	1,680,000	1,605,996

		3,785,221

Azerbaijan - 0.6%

Southern Gas Corridor CJSC (Azerbaijan) 6.875% due 03/24/26 ~	4,290,000	4,635,092
State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	400,000	395,080
6.950% due 03/18/30 ~	2,180,000	2,336,493

		7,366,665

Brazil - 1.8%

Banco do Brasil SA 4.625% due 01/15/25 ~	1,750,000	1,613,938
Gol Finance Inc 7.000% due 01/31/25 ~	1,250,000	1,009,625
Petrobras Global Finance BV
6.850% due 06/05/15	3,700,000	3,122,800
6.875% due 01/20/40	2,850,000	2,588,512
8.750% due 05/23/26	3,600,000	3,904,200
QGOG Atlantic 5.250% due 07/30/19 ~	469,110	453,864
Rumo Luxembourg SARL 5.875% due 01/18/25 ~	1,900,000	1,742,062
Vale Overseas Ltd
6.875% due 11/21/36	2,100,000	2,368,170
6.875% due 11/10/39	2,100,000	2,388,750
Votorantim Cimentos SA 7.250% due 04/05/41 ~	750,000	750,000

		19,941,921

Chile - 1.3%

Banco del Estado de Chile 3.875% due 02/08/22 ~	850,000	849,298
Corp Nacional del Cobre de Chile
4.250% due 07/17/42 ~	1,303,000	1,244,423
4.500% due 08/01/47 ~	2,084,000	2,032,546
4.875% due 11/04/44 ~	3,105,000	3,208,684
5.625% due 10/18/43 ~	2,321,000	2,627,314
Empresa Nacional del Petroleo
3.750% due 08/05/26 ~	1,300,000	1,225,194
4.500% due 09/14/47 ~	1,569,000	1,410,531
VTR Finance BV 6.875% due 01/15/24 ~	2,150,000	2,168,168

		14,766,158

China - 1.4%

Amber Circle Funding Ltd (China) 3.250% due 12/04/22 ~	2,790,000	2,734,188
Central China Real Estate Ltd 8.750% due 01/23/21 ~	700,000	709,584
China Evergrande Group 7.500% due 06/28/23 ~	1,410,000	1,263,500
China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	1,460,000	1,452,496
CIFI Holdings Group Co Ltd 6.875% due 04/23/21 ~	770,000	764,075
Franshion Development Ltd 6.750% due 04/15/21 ~	2,000,000	2,125,030
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	2,246,000	2,285,992
6.300% due 11/12/40 ~	895,000	1,107,698

	Principal Amount	Value
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	$980,000	$1,027,228
Sunac China Holdings Ltd 7.950% due 08/08/22 ~	1,500,000	1,409,763
Yuzhou Properties Co Ltd 6.375% due 03/06/21 ~	1,585,000	1,545,373

		16,424,927

Colombia - 0.5%

Banco de Bogota SA 6.250% due 05/12/26 ~	700,000	716,191
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 3,198,000,000	1,077,438
Millicom International Cellular SA
5.125% due 01/15/28 ~	$1,750,000	1,616,125
6.000% due 03/15/25 ~	1,710,000	1,727,100

		5,136,854

Costa Rica - 0.3%

Banco de Costa Rica 5.250% due 08/12/18 ~	1,030,000	1,031,236
Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	1,870,000	1,907,867
Instituto Costarricense de Electricidad 6.950% due 11/10/21 ~	350,000	364,000

		3,303,103

Ecuador - 0.1%

EP PetroEcuador 7.966% (USD LIBOR + 5.630%) due 09/24/19 § ~	910,526	899,145

Georgia - 0.1%

Georgian Railway JSC 7.750% due 07/11/22 ~	1,400,000	1,476,440

Hong Kong - 0.1%

Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	1,509,000	1,556,272

Indonesia - 1.3%

P.T. Pertamina Persero 6.000% due 05/03/42 ~	6,102,000	6,086,178
P.T. Perusahaan Listrik Negara
5.250% due 05/15/47 ~	943,000	855,884
5.500% due 11/22/21 ~	5,643,000	5,904,045
6.150% due 05/21/48 ~	1,928,000	1,952,594

		14,798,701

Israel - 0.3%

Teva Pharmaceutical Finance Netherlands III BV
2.800% due 07/21/23	2,710,000	2,342,619
6.750% due 03/01/28 ~	1,400,000	1,428,893

		3,771,512

Jamaica - 0.4%

Digicel Group Ltd
7.125% due 04/01/22 ~	300,000	198,750
8.250% due 09/30/20 ~	3,500,000	2,655,625
Digicel Ltd 6.000% due 04/15/21 ~	1,900,000	1,721,875

		4,576,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Kazakhstan - 1.2%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	$3,337,000	$3,276,484
Kazakhstan Temir Zholy Finance BV (Kazakhstan) 6.950% due 07/10/42 ~	2,901,000	3,149,302
Kazakhstan Temir Zholy National Co JSC 4.850% due 11/17/27 ~	799,000	776,050
Kazkommertsbank JSC 5.500% due 12/21/22 ~	1,400,000	1,398,264
KazMunayGas National Co JSC
5.375% due 04/24/30 ~	1,877,000	1,887,586
6.375% due 10/24/48 ~	987,000	999,214
9.125% due 07/02/18 ~	1,660,000	1,660,000

		13,146,900

Luxembourg - 0.3%

Altice Financing SA 7.500% due 05/15/26 ~	3,500,000	3,393,950

Malaysia - 0.3%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	1,120,000	1,158,441
Petronas Capital Ltd 7.875% due 05/22/22 ~	690,000	794,012
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	1,325,000	1,372,991

		3,325,444

Mauritius - 0.0%

Liquid Telecommunications Financing PLC 8.500% due 07/13/22 ~	200,000	199,950

Mexico - 2.2%

Axtel SAB de CV 6.375% due 11/14/24 ~	1,670,000	1,588,588
BBVA Bancomer SA 5.125% due 01/18/33 ~	3,400,000	3,030,250
Cemex SAB de CV 7.750% due 04/16/26 ~	1,300,000	1,411,670
Comision Federal de Electricidad
4.875% due 01/15/24 ~	1,890,000	1,906,537
5.750% due 02/14/42 ~	2,045,000	2,009,212
8.180% due 12/23/27 ~	MXN 8,220,000	389,059
Mexichem SAB de CV 6.750% due 09/19/42 ~	$1,510,000	1,574,175
Petroleos Mexicanos
5.500% due 06/27/44	589,000	498,294
5.625% due 01/23/46	2,351,000	1,990,121
6.000% due 03/05/20	710,000	733,963
6.500% due 06/02/41	1,661,000	1,566,157
6.750% due 09/21/47	3,493,000	3,328,829
6.875% due 08/04/26	2,710,000	2,854,985
7.190% due 09/12/24 ~	MXN 50,500,000	2,238,007

		25,119,847

Morocco - 0.1%

OCP SA 6.875% due 04/25/44 ~	$1,400,000	1,475,690

Netherlands - 0.3%

GTH Finance BV 7.250% due 04/26/23 ~	600,000	622,565
VEON Holdings BV 4.950% due 06/16/24 ~	2,513,000	2,382,324

		3,004,889

	Principal Amount	Value
Oman - 0.1%

Oztel Holdings SPC Ltd 6.625% due 04/24/28 ~	$1,300,000	$1,238,523

Pakistan - 0.5%

The Second Pakistan International Sukuk Co Ltd (Pakistan) 6.750% due 12/03/19 ~	2,760,000	2,712,219
The Third Pakistan International Sukuk Co Ltd
5.500% due 10/13/21 ~	1,009,000	940,475
5.625% due 12/05/22 ~	1,736,000	1,572,944

		5,225,638

Peru - 0.6%

Banco de Credito del Peru 4.850% due 10/30/20 ~	PEN 3,131,000	959,369
Nexa Resources SA 5.375% due 05/04/27 ~	$2,100,000	2,042,250
Patrimonio EN Fideicomiso DS 093-2002-EF-Inretail Shopping Malls 5.750% due 04/03/28 # ~	2,000,000	1,986,000
Petroleos del Peru SA 5.625% due 06/19/47 ~	1,447,000	1,408,655

		6,396,274

Philippines - 0.4%

Development Bank of the Philippines 5.500% due 03/25/21 ~	1,600,000	1,681,870
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	2,645,000	3,127,779

		4,809,649

Russia - 1.5%

Credit Bank of Moscow (Russia) 5.875% due 11/07/21 ~	2,150,000	2,110,436
Gazprom Neft OAO 4.375% due 09/19/22 ~	1,733,000	1,697,040
Gazprom OAO
8.625% due 04/28/34 ~	935,000	1,159,213
9.250% due 04/23/19 ~	601,000	627,519
Koks OAO 7.500% due 05/04/22 ~	200,000	199,944
Sberbank of Russia
5.125% due 10/29/22 ~	1,550,000	1,542,637
5.250% due 05/23/23 ~	2,960,000	2,946,029
SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	2,304,000	2,308,931
Vnesheconombank
5.942% due 11/21/23 ~	2,842,000	2,929,758
6.025% due 07/05/22 ~	1,226,000	1,264,190

		16,785,697

Saudi Arabia - 0.1%

Acwa Power Management & Investments One Ltd 5.950% due 12/15/39 ~	1,000,000	980,365

Singapore - 0.2%

Puma International Financing SA 5.125% due 10/06/24 ~	2,800,000	2,515,772

South Africa - 1.0%

Absa Group Ltd
5.750% due 01/26/21 ~	1,951,000	1,887,819
6.250% due 04/25/28 ~	1,500,000	1,456,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
6.750% due 08/06/23 ~	$2,183,000	$2,090,484
7.125% due 02/11/25 ~	4,250,000	4,070,395
MTN Mauritius Investment Ltd 4.755% due 11/11/24 ~	1,600,000	1,486,200

		10,991,398

Ukraine - 0.4%

Metinvest BV 7.750% due 04/23/23 ~	1,100,000	1,034,605
MHP SE 7.750% due 05/10/24 ~	900,000	903,996
Ukraine Railways 9.875% due 09/15/21 ~	895,000	907,754
Ukreximbank (Ukraine) 9.750% due 01/22/25 ~	1,461,000	1,467,567

		4,313,922

Venezuela - 2.8%

Petroleos de Venezuela SA
5.375% due 04/12/27 * Y ~	1,432,000	336,520
8.500% due 10/27/20 Y ~	34,555,500	29,976,896
9.000% due 11/17/21 * Y ~	2,960,581	725,343
9.750% due 05/17/35 * Y ~	3,733,498	899,026
12.750% due 02/17/22 Y ~	1,592,000	417,104

		32,354,889

Total Corporate Bonds & Notes (Cost $239,317,030)		233,081,966

SENIOR LOAN NOTES - 0.2%

United Arab Emirates - 0.2%

Dubai World 2.000% Cash or 1.750% PIK 2.000% due 09/30/22 §	2,198,467	2,085,246

Total Senior Loan Notes (Cost $1,919,562)		2,085,246

FOREIGN GOVERNMENT BONDS & NOTES - 65.6%

Angola - 0.5%

Angolan Government
8.250% due 05/09/28 ~	2,538,000	2,546,695
9.375% due 05/08/48 ~	1,493,000	1,511,509
9.500% due 11/12/25 ~	1,890,000	2,067,707

		6,125,911

Argentina - 2.4%

Argentina Bonar
34.188% (ARS Deposit + 2.000%) due 04/03/22 §	ARS 73,460,700	2,317,472
34.194% (ARS Deposit + 2.500%) due 03/11/19 §	34,845,000	1,188,656
34.660% (ARS Deposit + 3.250%) due 03/01/20 §	23,200,000	785,356
Argentina POM Politica Monetaria 40.000% (ARS Reference + 0.000%) due 06/21/20 §	57,468,349	2,071,434
Argentine Republic Government
2.500% due 12/31/38 §	$6,376,197	3,639,214
5.875% due 01/11/28	3,345,000	2,728,266
6.875% due 04/22/21	2,910,000	2,877,263
6.875% due 01/11/48	5,225,000	3,960,602
7.500% due 04/22/26	3,915,000	3,626,269
8.280% due 12/31/33	2,534,385	2,351,845
Provincia de Buenos Aires 30.656% (ARS Deposit + 3.750%) due 04/12/25 § ~	ARS 46,396,000	1,264,312

		26,810,689

	Principal Amount	Value
Belarus - 1.2%

Republic of Belarus
6.200% due 02/28/30 ~	$3,193,000	$3,028,113
6.875% due 02/28/23 ~	6,392,000	6,631,221
7.625% due 06/29/27 ~	3,750,000	3,928,556

		13,587,890

Brazil - 7.9%

Banco Nacional de Desenvolvimento Economico e Social
4.750% due 05/09/24 ~	1,447,000	1,361,584
6.500% due 06/10/19 ~	1,458,000	1,503,256
Brazil Letras do Tesouro Nacional
8.221% due 01/01/20	BRL 69,520,000	15,923,941
9.670% due 07/01/21	156,918,000	30,678,800
Brazil Notas do Tesouro Nacional ‘B’ 6.000% due 08/15/22 ^	9,436,000	7,738,233
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/23	7,882,000	1,988,395
10.000% due 01/01/25	34,229,000	8,317,583
10.000% due 01/01/27	34,399,000	8,108,357
Brazilian Government
2.625% due 01/05/23	$1,900,000	1,731,850
4.250% due 01/07/25	2,754,000	2,605,973
4.625% due 01/13/28	2,617,000	2,366,422
5.000% due 01/27/45	2,247,000	1,784,140
5.625% due 01/07/41	751,000	654,121
5.625% due 02/21/47	1,474,000	1,255,111
6.000% due 04/07/26	1,487,000	1,523,432
7.125% due 01/20/37	1,464,000	1,548,180
8.250% due 01/20/34	1,049,000	1,203,465

		90,292,843

Cameroon - 0.0%

Republic of Cameroon 9.500% due 11/19/25 ~	200,000	211,683

Chile - 3.0%

Bonos de la Tesoreria de la Republica en pesos
4.500% due 03/01/21	CLP 17,915,000,000	28,010,920
5.000% due 03/01/35	3,665,000,000	5,601,747
Chile Government 3.240% due 02/06/28	$750,000	717,750

		34,330,417

Colombia - 1.4%

Colombia Government
3.875% due 04/25/27	1,919,000	1,858,072
4.000% due 02/26/24	1,750,000	1,750,437
5.000% due 06/15/45	2,160,000	2,130,300
5.625% due 02/26/44	2,329,000	2,480,385
6.125% due 01/18/41	2,627,000	2,948,807
7.375% due 09/18/37	1,470,000	1,837,500
8.125% due 05/21/24	2,205,000	2,654,269

		15,659,770

Costa Rica - 0.2%

Costa Rica Government
4.250% due 01/26/23 ~	1,171,000	1,113,996
5.625% due 04/30/43 ~	1,000,000	849,395

		1,963,391

Croatia - 0.9%

Croatia Government
6.000% due 01/26/24 ~	4,070,000	4,382,054
6.375% due 03/24/21 ~	2,794,000	2,965,228
6.625% due 07/14/20 ~	3,225,000	3,396,674

		10,743,956

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Dominican Republic - 1.9%

Dominican Republic
5.500% due 01/27/25 ~	$4,180,000	$4,162,193
5.875% due 04/18/24 ~	2,949,000	3,030,746
6.600% due 01/28/24 ~	1,605,000	1,691,397
6.850% due 01/27/45 ~	3,800,000	3,780,848
6.875% due 01/29/26 ~	4,150,000	4,413,152
7.450% due 04/30/44 ~	1,880,000	1,959,900
7.500% due 05/06/21 ~	2,905,000	3,052,429

		22,090,665

Ecuador - 7.0%

Ecuador Government
7.875% due 01/23/28 ~	9,653,000	8,122,517
7.950% due 06/20/24 ~	6,614,000	5,862,980
8.750% due 06/02/23 ~	6,593,000	6,200,387
8.875% due 10/23/27 ~	6,911,000	6,133,167
9.625% due 06/02/27 ~	4,410,000	4,112,104
9.650% due 12/13/26 ~	10,100,000	9,498,545
10.500% due 03/24/20 ~	19,954,000	20,510,717
10.750% due 03/28/22 ~	18,768,000	19,339,486

		79,779,903

Egypt - 1.3%

Egypt Government
6.125% due 01/31/22 ~	1,190,000	1,173,276
6.588% due 02/21/28 ~	3,433,000	3,164,556
6.875% due 04/30/40 ~	520,000	445,193
7.500% due 01/31/27 ~	5,500,000	5,420,008
7.903% due 02/21/48 ~	1,797,000	1,641,236
8.500% due 01/31/47 ~	3,250,000	3,158,948

		15,003,217

El Salvador - 0.8%

El Salvador Government
5.875% due 01/30/25 ~	1,448,000	1,361,786
6.375% due 01/18/27 ~	1,505,000	1,409,056
7.375% due 12/01/19 ~	740,000	760,158
7.625% due 02/01/41 ~	2,535,000	2,472,309
7.650% due 06/15/35 ~	790,000	777,992
8.250% due 04/10/32 ~	725,000	750,042
8.625% due 02/28/29 ~	1,348,000	1,445,730

		8,977,073

Ethiopia - 0.5%

Ethiopia International (Ethiopia) 6.625% due 12/11/24 ~	5,309,000	5,210,810

Gabon - 0.4%

Gabon Government
6.375% due 12/12/24 ~	4,447,300	3,996,170
6.950% due 06/16/25 ~	300,000	272,225

		4,268,395

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	2,010,000	2,144,590

Ghana - 0.5%

Ghana Government
7.625% due 05/16/29 ~	1,639,000	1,603,663
8.125% due 01/18/26 ~	870,000	893,890
8.627% due 06/16/49 ~	2,770,000	2,703,886
10.750% due 10/14/30 ~	200,000	243,560

		5,444,999

	Principal Amount	Value
Hungary - 1.3%

Hungary Government
5.375% due 02/21/23	$4,684,000	$4,966,586
5.375% due 03/25/24	2,418,000	2,572,965
5.500% due 06/24/25	HUF 403,940,000	1,659,990
5.750% due 11/22/23	$4,476,000	4,825,401
7.625% due 03/29/41	572,000	783,621

		14,808,563

India - 1.1%

Export-Import Bank of India
3.375% due 08/05/26 ~	910,000	837,712
4.000% due 01/14/23 ~	1,700,000	1,686,924
India Government
7.350% due 06/22/24	INR 140,000,000	1,973,874
7.590% due 01/11/26	260,000,000	3,680,756
7.720% due 05/25/25	315,000,000	4,495,928

		12,675,194

Indonesia - 3.6%

Indonesia Government
4.750% due 07/18/47 ~	$1,292,000	1,221,680
5.125% due 01/15/45 ~	3,408,000	3,357,279
5.250% due 01/17/42 ~	1,413,000	1,423,285
5.250% due 01/08/47 ~	2,032,000	2,038,484
5.950% due 01/08/46 ~	2,704,000	2,971,558
Indonesia Treasury
6.125% due 05/15/28	IDR 77,292,000,000	4,813,895
6.625% due 05/15/33	27,007,000,000	1,644,355
7.000% due 05/15/27	33,986,000,000	2,234,704
7.500% due 08/15/32	10,469,000,000	688,558
7.500% due 05/15/38	5,834,000,000	381,673
8.250% due 07/15/21	52,773,000,000	3,757,268
8.250% due 05/15/36	28,719,000,000	1,989,086
8.375% due 03/15/24	93,451,000,000	6,694,170
8.375% due 09/15/26	67,317,000,000	4,803,324
9.000% due 03/15/29	7,307,000,000	544,838
Perusahaan Penerbit SBSN Indonesia III
4.325% due 05/28/25 ~	$1,040,000	1,033,760
4.550% due 03/29/26 ~	1,819,000	1,812,179

		41,410,096

Iraq - 0.0%

Iraq Government 5.800% due 01/15/28 ~	500,000	450,058

Ivory Coast - 0.8%

Ivory Coast Government
5.750% due 12/31/32 ~	9,081,650	8,443,274
6.375% due 03/03/28 ~	1,100,000	1,039,940

		9,483,214

Jamaica - 0.2%

Jamaica Government
6.750% due 04/28/28	850,000	913,707
7.875% due 07/28/45	1,380,000	1,531,800

		2,445,507

Jordan - 0.1%

Jordan Government 5.750% due 01/31/27 ~	1,190,000	1,108,235

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Kazakhstan - 0.7%

KazAgro National Management
Holding JSC (Kazakhstan) 4.625% due 05/24/23 ~	$2,360,000	$2,276,975
Kazakhstan Government
4.875% due 10/14/44 ~	1,200,000	1,163,772
5.125% due 07/21/25 ~	860,000	908,088
6.500% due 07/21/45 ~	2,610,000	3,082,261

		7,431,096

Kenya - 0.4%

Kenya Government
6.875% due 06/24/24 ~	1,310,000	1,296,797
7.250% due 02/28/28 ~	700,000	673,869
8.250% due 02/28/48 ~	2,260,000	2,122,908

		4,093,574

Lebanon - 1.6%

Lebanon Government
5.150% due 11/12/18 ~	512,000	511,355
5.450% due 11/28/19 ~	2,321,000	2,233,963
6.000% due 01/27/23 ~	864,000	730,483
6.100% due 10/04/22 ~	6,844,000	5,903,436
6.375% due 03/09/20	2,310,000	2,220,280
6.600% due 11/27/26 ~	1,439,000	1,136,752
6.750% due 11/29/27 ~	792,000	615,249
8.250% due 04/12/21 ~	4,671,000	4,473,720

		17,825,238

Malaysia - 1.5%

Malaysia Government
3.418% due 08/15/22	MYR 6,160,000	1,500,542
3.480% due 03/15/23	263,000	63,805
3.654% due 10/31/19	1,063,000	263,599
3.659% due 10/15/20	42,989,000	10,661,272
3.759% due 03/15/19	3,897,000	967,287
3.844% due 04/15/33	1,553,000	347,769
3.882% due 03/10/22	1,170,000	290,306
3.955% due 09/15/25	80,000	19,438
4.181% due 07/15/24	1,774,000	440,393
4.232% due 06/30/31	7,013,000	1,665,408
4.254% due 05/31/35	13,000	2,973
4.392% due 04/15/26	198,000	49,309
4.498% due 04/15/30	4,902,000	1,201,381
4.642% due 11/07/33	709,000	175,355

		17,648,837

Mexico - 2.9%

Mexican Bonos
5.750% due 03/05/26	MXN 75,580,000	3,401,856
6.500% due 06/10/21	282,390,000	13,779,492
6.500% due 06/09/22	125,880,000	6,086,152
8.000% due 12/07/23	53,120,000	2,715,131
Mexico Government
4.350% due 01/15/47	$1,155,000	1,034,880
4.600% due 01/23/46	1,715,000	1,582,087
4.750% due 03/08/44	1,164,000	1,087,621
5.550% due 01/21/45	1,308,000	1,371,765
5.750% due 10/12/10	1,486,000	1,466,682
6.050% due 01/11/40	870,000	961,350

		33,487,016

Mongolia - 0.1%

Mongolia Government 5.625% due 05/01/23 ~	833,000	790,504

	Principal Amount	Value

Morocco - 0.6%

Morocco Government
4.250% due 12/11/22 ~	$4,291,000	$4,293,541
5.500% due 12/11/42 ~	2,157,000	2,194,747

		6,488,288

Nigeria - 0.5%

Nigeria Government
6.500% due 11/28/27 ~	2,740,000	2,556,047
7.625% due 11/28/47 ~	1,590,000	1,453,494
7.696% due 02/23/38 ~	1,541,000	1,460,575

		5,470,116

Oman - 0.5%

Oman Government
4.750% due 06/15/26 ~	407,000	373,960
6.500% due 03/08/47 ~	2,280,000	2,049,503
6.750% due 01/17/48 ~	3,460,000	3,144,102

		5,567,565

Pakistan - 1.2%

Pakistan Government
6.875% due 12/05/27 ~	5,429,000	4,730,369
7.250% due 04/15/19 ~	3,126,000	3,097,256
8.250% due 04/15/24 ~	4,104,000	3,934,185
8.250% due 09/30/25 ~	2,308,000	2,212,560

		13,974,370

Panama - 0.8%

Panama Government
4.000% due 09/22/24	1,120,000	1,131,200
4.300% due 04/29/53	2,170,000	2,028,950
4.500% due 05/15/47	1,030,000	1,001,675
6.700% due 01/26/36	1,864,000	2,292,720
7.125% due 01/29/26	485,000	582,660
8.875% due 09/30/27	830,000	1,118,425
9.375% due 04/01/29	993,000	1,395,165

		9,550,795

Paraguay - 0.2%

Paraguay Government
4.625% due 01/25/23 ~	1,440,000	1,461,600
4.700% due 03/27/27 ~	840,000	823,200

		2,284,800

Peru - 1.4%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 2,074,000	680,492
Peruvian Government
5.625% due 11/18/50	$4,733,000	5,508,028
7.350% due 07/21/25	3,677,000	4,489,617
8.750% due 11/21/33	3,542,000	5,206,740

		15,884,877

Philippines - 1.0%

Philippine Government
3.900% due 11/26/22	PHP 29,000,000	518,239
4.950% due 01/15/21	14,000,000	261,414
6.250% due 01/14/36	8,000,000	160,847
6.375% due 10/23/34	$1,889,000	2,307,702
7.750% due 01/14/31	2,270,000	2,991,769
9.500% due 02/02/30	2,685,000	3,923,435
10.625% due 03/16/25	1,160,000	1,616,859

		11,780,265

Qatar - 0.2%

Qatar Government 5.103% due 04/23/48 ~	2,020,000	2,018,445

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Romania - 0.6%

Romania Government 5.800% due 07/26/27	RON 4,710,000	$1,230,262
Romanian Government
4.375% due 08/22/23 ~	$5,486,000	5,540,992
6.125% due 01/22/44 ~	440,000	495,255

		7,266,509

Russia - 2.2%

Russian Federal
4.375% due 03/21/29 ~	2,600,000	2,517,611
5.250% due 06/23/47 ~	3,200,000	3,090,800
7.400% due 12/07/22	RUB 21,907,000	350,526
7.500% due 08/18/21	560,367,000	9,027,306
7.700% due 03/23/33	26,531,000	424,335
7.750% due 09/16/26	287,003,000	4,634,595
8.500% due 09/17/31	278,281,000	4,745,793

		24,790,966

Saudi Arabia - 0.1%

Saudi Government 5.000% due 04/17/49 ~	$990,000	965,309

Senegal - 0.3%

Senegal Government
6.250% due 05/23/33 ~	2,160,000	1,920,780
6.750% due 03/13/48 ~	1,879,000	1,613,619

		3,534,399

Serbia - 0.3%

Serbia Government
4.875% due 02/25/20 ~	2,010,000	2,044,209
7.250% due 09/28/21 ~	850,000	929,143

		2,973,352

South Africa - 4.2%

Republic of South Africa Government
4.300% due 10/12/28	5,200,000	4,644,146
4.875% due 04/14/26	2,290,000	2,207,647
5.000% due 10/12/46	3,830,000	3,192,075
5.650% due 09/27/47	3,210,000	2,900,235
5.875% due 06/22/30	2,249,000	2,235,920
6.500% due 02/28/41	ZAR 74,946,000	3,898,798
7.000% due 02/28/31	125,459,010	7,603,607
8.000% due 01/31/30	47,225,537	3,145,512
8.250% due 03/31/32	49,217,000	3,273,886
8.500% due 01/31/37	3,917,000	259,262
8.750% due 01/31/44	61,253,538	4,085,686
8.750% due 02/28/48	78,514,689	5,210,273
9.000% due 01/31/40	32,570,000	2,235,084
10.500% due 12/21/26	31,438,882	2,512,562

		47,404,693

Sri Lanka - 0.2%

Sri Lanka Government
6.200% due 05/11/27 ~	$948,000	867,452
6.825% due 07/18/26 ~	996,000	956,313

		1,823,765

Suriname - 0.2%

Republic of Suriname 9.250% due 10/26/26 ~	1,891,000	1,824,815

Thailand - 0.6%

Thailand Government
2.000% due 12/17/22	THB 24,015,000	723,527
2.125% due 12/17/26	71,811,000	2,092,733
3.400% due 06/17/36	45,960,000	1,417,278

	Principal Amount	Value
3.775% due 06/25/32	THB 77,935,000	$2,533,231
4.875% due 06/22/29	16,755,000	604,792

		7,371,561

Turkey - 1.9%

Turkey Government
3.000% due 02/23/22 ^	TRY 4,494,482	973,478
3.250% due 03/23/23	$1,050,000	933,472
4.875% due 04/16/43	2,485,000	1,857,165
5.625% due 03/30/21	552,000	549,938
5.750% due 03/22/24	1,360,000	1,313,882
5.750% due 05/11/47	1,562,000	1,264,502
6.000% due 03/25/27	1,100,000	1,035,827
6.000% due 01/14/41	1,115,000	949,150
6.125% due 10/24/28	1,693,000	1,589,812
6.250% due 09/26/22	1,020,000	1,025,096
6.750% due 05/30/40	975,000	894,453
6.875% due 03/17/36	566,000	534,281
7.000% due 03/11/19	708,000	718,188
7.000% due 06/05/20	851,000	872,675
7.375% due 02/05/25	1,815,000	1,881,168
7.500% due 11/07/19	835,000	858,383
8.000% due 03/12/25	1,270,000	186,055
10.700% due 08/17/22	TRY 13,120,000	2,336,202
11.000% due 02/24/27	12,042,000	2,002,697

		21,776,424

Ukraine - 1.0%

Ukraine Government
7.375% due 09/25/32 ~	$5,298,000	4,556,539
7.750% due 09/01/22 ~	643,000	630,958
7.750% due 09/01/23 ~	2,209,000	2,133,430
7.750% due 09/01/24 ~	917,000	872,159
7.750% due 09/01/25 ~	2,543,000	2,392,826
7.750% due 09/01/26 ~	1,459,000	1,357,081

		11,942,993

Uruguay - 1.0%

Uruguay Government
4.125% due 11/20/45	1,443,086	1,298,778
4.975% due 04/20/55	3,579,894	3,481,447
5.100% due 06/18/50	1,195,000	1,179,166
7.625% due 03/21/36	1,573,000	2,040,574
7.875% due 01/15/33	2,157,000	2,822,111

		10,822,076

Venezuela - 1.3%

Venezuela Government
7.650% due 04/21/25 * Y ~	1,166,000	319,134
7.750% due 10/13/19 * Y ~	2,303,000	637,240
8.250% due 10/13/24 * Y ~	5,918,000	1,637,511
9.000% due 05/07/23 * Y ~	2,323,000	638,825
9.250% due 09/15/27 Y	2,967,000	850,639
9.250% due 05/07/28 * Y ~	3,850,000	1,061,445
11.750% due 10/21/26 * Y ~	11,339,400	3,259,510
11.950% due 08/05/31 Y ~	18,477,100	5,334,339
12.750% due 08/23/22 Y ~	2,724,000	772,799

		14,511,442

Vietnam - 0.5%

Vietnam Government
4.800% due 11/19/24 ~	2,396,000	2,384,370
6.750% due 01/29/20 ~	2,795,000	2,898,527

		5,282,897

Zambia - 0.4%

Zambia Government
5.375% due 09/20/22 ~	200,000	167,499
8.500% due 04/14/24 ~	970,000	867,440
8.970% due 07/30/27 ~	3,888,000	3,446,638

		4,481,577

Total Foreign Government Bonds & Notes (Cost $810,902,843)		746,095,633

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 11.2%

Repurchase Agreement - 11.2%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $127,585,584; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $130,134,709)	$127,581,862	$127,581,862

Total Short-Term Investment (Cost $127,581,862)		127,581,862

TOTAL INVESTMENTS - 97.5% (Cost $1,179,721,297)		1,108,844,707

DERIVATIVES - (0.5%)
(See Notes (d) through (e) in Notes to Schedule of Investments)		(5,776,600)

OTHER ASSETS & LIABILITIES, NET - 3.0%		34,766,523

NET ASSETS - 100.0%		$1,137,834,630

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	65.6%
Corporate Bonds & Notes	20.5%
Short-Term Investment	11.2%
Others (each less than 3.0%)	0.2%

	97.5%
Derivatives	(0.5%	)
Other Assets & Liabilities, Net	3.0%

	100.0%

(b)	As of June 30, 2018, the Fund’s composition by country of risk as a percentage of net assets was as follows:

United States (Includes Short-Term Investment)	11.2%
Brazil	9.7%
Ecuador	7.1%
South Africa	5.2%
Mexico	5.1%
Indonesia	4.9%
Chile	4.3%
Venezuela	4.1%
Russia	3.7%
Others (each less than 3.0%)	42.2%

	97.5%
Derivatives	(0.5%	)
Other Assets & Liabilities, Net	3.0%

	100.0%

(c)	Investments with a total aggregate value of $46,866,331 or 4.1% of the Fund’s net assets were in default as of June 30, 2018.

(d)	Forward foreign currency contracts outstanding as of June 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
BRL	12,886,650	USD	3,342,147	07/18	BNP	$-	($17,203)
BRL	11,812,586	USD	3,063,589	07/18	DUB	-	(15,769)
BRL	163,587,555	USD	42,613,275	07/18	GSC	-	(405,301)
BRL	161,901,354	USD	42,875,115	07/18	MSC	-	(1,102,205)
BRL	17,613,496	USD	4,655,000	08/18	DUB	-	(126,575)
CLP	7,175,559,000	USD	11,400,000	07/18	CSF	-	(417,127)
CNY	75,744,429	USD	11,986,325	07/18	BNP	-	(576,540)
CNY	127,039,848	USD	20,100,806	07/18	HSB	-	(964,120)
COP	1,327,220,365	USD	463,496	07/18	BNP	-	(11,191)
COP	74,040,968,100	USD	27,198,873	07/18	CSF	-	(1,966,383)
CZK	115,636,289	USD	5,530,463	07/18	BNP	-	(322,333)
CZK	525,965,074	USD	25,887,930	08/18	BNP	-	(2,164,530)
CZK	20,272,295	USD	979,888	08/18	BRC	-	(65,516)
CZK	94,211,571	USD	4,613,488	08/18	DUB	-	(364,120)
HUF	4,577,303,980	USD	16,299,489	07/18	MER	-	(39,667)
IDR	3,312,754,102	USD	232,018	07/18	ANZ	-	(1,086)
IDR	42,464,690,450	USD	3,042,851	07/18	BNP	-	(82,634)
IDR	32,280,173,628	USD	2,298,075	07/18	HSB	-	(47,821)
ILS	16,789,010	USD	4,768,792	07/18	MER	-	(170,410)
INR	151,398,650	USD	2,231,784	07/18	BNP	-	(28,701)
INR	180,955,098	USD	2,631,500	07/18	HSB	1,675	-
INR	883,207,861	USD	12,887,901	07/18	MER	-	(35,867)
KRW	24,346,299,519	USD	22,118,723	09/18	BNP	-	(196,772)
MXN	141,816,858	USD	7,234,484	07/18	BNP	-	(124,923)
MXN	65,612,270	USD	3,235,000	07/18	DUB	54,274	-
MXN	89,339,304	USD	4,445,000	07/18	GSC	33,757	-
MXN	206,254,623	USD	11,129,407	07/18	HSB	-	(789,453)
MXN	17,800,476	USD	858,038	07/18	HSB	34,335	-
MXN	394,473,839	USD	20,796,651	07/18	MER	-	(1,020,893)
MYR	11,608,224	USD	2,913,418	07/18	DUB	-	(39,740)
PEN	29,406,615	USD	9,122,007	07/18	BNP	-	(177,352)
PHP	168,684,678	USD	3,143,642	07/18	HSB	10,743	-
PLN	5,254,646	USD	1,426,420	07/18	BNP	-	(23,033)
PLN	15,806,329	USD	4,601,756	07/18	BRC	-	(380,275)
PLN	24,207,715	USD	6,976,780	07/18	MER	-	(511,494)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
PLN	2,977,652	USD	871,844	08/18	BNP	$-	($76,180)
PLN	3,099,189	USD	901,556	08/18	HSB	-	(73,416)
PLN	145,322,787	USD	42,789,820	08/18	MER	-	(3,957,873)
RON	1,600,580	USD	419,901	07/18	BNP	-	(19,629)
RON	2,486,433	USD	616,621	07/18	SCB	5,185	-
RON	33,464,436	USD	8,443,792	09/18	BNP	-	(94,224)
RUB	804,763,857	USD	12,984,921	07/18	BNP	-	(209,006)
RUB	246,513,554	USD	3,941,940	07/18	DUB	-	(28,449)
RUB	1,018,526	USD	16,000	07/18	HSB	169	-
RUB	773,204,490	USD	12,262,499	08/18	BRC	-	(27,234)
RUB	247,314,556	USD	3,941,940	08/18	DUB	-	(28,410)
SGD	19,503,418	USD	14,910,072	07/18	BRC	-	(588,134)
SGD	12,848,159	USD	9,824,374	07/18	HSB	-	(389,590)
THB	403,093,405	USD	12,613,224	07/18	BNP	-	(437,911)
THB	232,532,749	USD	7,104,075	09/18	BNP	-	(66,837)
TRY	69,548,557	USD	16,632,442	07/18	BNP	-	(1,675,983)
TRY	2,077,918	USD	441,041	07/18	BNP	5,817	-
TRY	31,153,586	USD	6,848,000	07/18	GSC	-	(148,403)
TRY	1,195,045	USD	243,985	08/18	DUB	9,706	-
TWD	491,459,332	USD	16,621,887	07/18	HSB	-	(460,412)
USD	2,984,506	ARS	82,618,322	07/18	HSB	213,025	-
USD	3,520,000	BRL	12,886,650	07/18	BNP	195,057	-
USD	3,175,000	BRL	11,812,586	07/18	DUB	127,181	-
USD	43,054,548	BRL	163,587,555	07/18	GSC	846,574	-
USD	42,108,442	BRL	161,901,354	07/18	MSC	335,532	-
USD	39,707,342	BRL	150,119,564	08/18	MSC	1,111,647	-
USD	17,596,717	BRL	61,813,747	04/19	SCB	2,050,684	-
USD	6,039,748	CLP	3,838,562,000	07/18	BNP	164,465	-
USD	1,310,000	CLP	822,352,500	07/18	HSB	51,312	-
USD	1,560,000	CLP	991,224,000	07/18	MSC	42,838	-
USD	12,639,498	CLP	7,596,970,152	03/19	BNP	1,012,679	-
USD	18,113,993	CLP	10,916,397,820	03/19	MSC	1,406,940	-
USD	3,592,240	CNY	22,920,287	07/18	ANZ	139,636	-
USD	1,568,000	CNY	10,080,672	07/18	BNP	49,495	-
USD	835,000	CNY	5,323,125	07/18	HSB	33,149	-
USD	3,190,000	CNY	20,639,300	07/18	MER	80,993	-
USD	3,492,510	COP	10,023,503,700	07/18	BNP	76,591	-
USD	2,596,000	COP	7,427,986,720	07/18	CIT	64,610	-
USD	1,410,000	COP	4,117,200,000	07/18	MER	6,896	-
USD	3,545,000	CZK	77,506,251	07/18	BNP	54,205	-
USD	5,651,890	CZK	122,805,189	07/18	HSB	120,881	-
USD	3,072,851	CZK	68,235,756	08/18	BNP	-	(4,890)
USD	1,917,997	CZK	41,954,796	08/18	CIT	25,646	-
USD	2,149,000	CZK	46,654,790	08/18	DUB	44,658	-
USD	1,704,000	HUF	462,788,508	07/18	BNP	60,050	-
USD	1,885,000	HUF	523,131,609	07/18	CIT	26,695	-
USD	3,705,000	IDR	52,777,725,000	07/18	GSC	25,860	-
USD	1,340,000	ILS	4,808,180	07/18	BNP	23,076	-
USD	2,395,000	INR	164,507,760	07/18	ANZ	1,159	-
USD	6,031,800	INR	409,810,143	07/18	HSB	68,431	-
USD	2,941,200	INR	199,972,188	07/18	MSC	31,297	-
USD	1,603,000	MXN	33,142,025	07/18	BNP	-	(58,476)
USD	5,589,850	MXN	108,176,644	07/18	BNP	166,740	-
USD	1,190,000	MXN	23,468,585	07/18	BSC	13,473	-
USD	1,721,790	MXN	34,104,858	07/18	MER	12,046	-
USD	2,645,000	MXN	55,150,427	07/18	SCB	-	(119,801)
USD	4,811,000	MYR	19,255,423	07/18	DUB	44,216	-
USD	995,000	PEN	3,264,595	07/18	BNP	2,003	-
USD	583,000	PEN	1,907,285	07/18	HSB	2,858	-
USD	930,000	PEN	3,058,770	07/18	MSC	-	(391)
USD	9,486,370	PLN	35,207,380	07/18	BNP	83,346	-
USD	3,355,000	PLN	11,951,684	07/18	HSB	162,999	-
USD	7,915,000	PLN	28,523,286	07/18	MER	297,133	-
USD	3,156,560	PLN	11,855,092	08/18	BNP	-	(11,259)
USD	5,123,714	PLN	19,086,055	08/18	GSC	23,697	-
USD	1,037,000	RON	4,099,987	07/18	BNP	11,676	-
USD	1,630,000	RON	6,356,959	07/18	CIT	40,253	-
USD	1,255,000	RON	5,052,003	07/18	HSB	-	(8,403)
USD	3,724,000	RUB	234,649,240	07/18	HSB	-	(1,141)
USD	1,135,000	RUB	70,869,400	07/18	HSB	9,923	-
USD	4,936,880	RUB	314,316,339	07/18	MER	-	(53,005)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,220,000	RUB	268,524,930	07/18	MSC	$-	($42,930)
USD	2,100,000	SGD	2,809,401	07/18	ANZ	36,974	-
USD	2,569,870	SGD	3,425,634	07/18	HSB	54,326	-
USD	2,430,000	SGD	3,281,472	07/18	MER	20,318	-
USD	1,830,000	TRY	7,999,433	07/18	DUB	109,717	-
USD	2,238,000	TRY	10,309,123	07/18	MER	21,017	-
USD	15,361,000	TRY	72,956,968	07/18	SCB	-	(328,440)
USD	1,795,000	TWD	53,975,650	07/18	ANZ	20,029	-
USD	1,029,000	TWD	30,609,663	07/18	HSB	22,412	-
USD	994,056	ZAR	12,434,048	07/18	BNP	90,832	-
USD	3,480,000	ZAR	47,193,672	07/18	GSC	51,795	-
USD	13,395,575	ZAR	175,719,356	07/18	MER	631,111	-
USD	2,494,570	ZAR	34,461,237	08/18	BNP	1,259	-
USD	5,699,140	ZAR	77,864,614	08/18	CIT	65,544	-
ZAR	120,931,956	USD	9,468,373	07/18	HSB	-	(683,732)

Total Forward Foreign Currency Contracts						$10,642,620	($21,783,193)

(e)	Swap agreements outstanding as of June 30, 2018 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
9.448%	Brazil CETIP Interbank	Z/Z	CME	01/04/21	BRL 30,686,544	$40,780	$-	$40,780
9.702%	Brazil CETIP Interbank	Z/Z	CME	01/04/21	30,319,238	77,334	-	77,334
2.390%	6-Month PLN-WIBOR	A/S	CME	03/28/23	PLN 11,000,000	2,171	-	2,171
2.400%	6-Month PLN-WIBOR	A/S	CME	03/26/23	4,610,000	1,562	-	1,562
7.349%	28-Day MXN TIIE	L/L	CME	06/14/23	MXN 267,200,000	(298,008)	-	(298,008)
7.375%	28-Day MXN TIIE	L/L	CME	06/14/23	468,000,000	(496,173)	-	(496,173)

						($672,334)	$-	($672,334)

Total Return Swaps

Receive Total Return	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21	S	SCB	06/15/21	IDR 2,295,000,000	$193,201	$290,388	($97,187)
Indonesia Treasury 8.375% due 03/15/24	S	SCB	03/15/24	4,364,000,000	320,091	379,954	(59,863)
Indonesia Treasury 11.000% due 09/15/25	S	SCB	09/15/25	8,000,000,000	666,313	966,375	(300,062)
Indonesia Treasury 7.000% due 05/15/27	S	SCB	05/15/27	34,179,000,000	2,268,718	2,788,717	(519,999)
Indonesia Treasury 9.000% due 03/15/29	S	SCB	03/15/29	3,534,000,000	270,023	311,876	(41,853)
Indonesia Treasury 10.500% due 08/15/30	S	SCB	08/15/30	2,589,000,000	218,962	308,969	(90,007)
Indonesia Treasury 6.625% due 05/15/33	S	SCB	05/15/33	13,600,000,000	867,521	1,147,409	(279,888)
Indonesia Treasury 8.375% due 03/15/34	S	SCB	03/15/34	6,627,000,000	474,979	546,734	(71,755)
Indonesia Treasury 8.250% due 05/15/36	S	SCB	05/15/36	10,824,000,000	756,499	805,182	(48,683)

					$6,036,307	$7,545,604	($1,509,297)

Total Swap Agreements					$5,363,973	$7,545,604	($2,181,631)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$233,081,966	$-	$233,081,966	$-
	Senior Loan Notes	2,085,246	-	2,085,246	-
	Foreign Government Bonds & Notes	746,095,633	-	746,095,633	-
	Short-Term Investment	127,581,862	-	127,581,862	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	10,642,620	-	10,642,620	-
	Interest Rate Contracts
	Swaps	6,158,154	-	6,158,154	-

	Total Asset - Derivatives	16,800,774	-	16,800,774	-

	Total Assets	1,125,645,481	-	1,125,645,481	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(21,783,193)	-	(21,783,193)	-
	Interest Rate Contracts
	Swaps	(794,181)	-	(794,181)	-

	Total Liabilities - Derivatives	(22,577,374)	-	(22,577,374)	-

	Total Liabilities	(22,577,374)	-	(22,577,374)	-

	Total	$1,103,068,107	$-	$1,103,068,107	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%

Basic Materials - 2.0%

CF Industries Holdings Inc	168,073	$7,462,442
International Paper Co	161,452	8,408,420

		15,870,862

Communications - 5.8%

CBS Corp ‘B’	68,618	3,857,704
Charter Communications Inc ‘A’ *	10,221	2,996,899
Cisco Systems Inc	515,986	22,202,878
Comcast Corp ‘A’	127,043	4,168,281
eBay Inc *	231,506	8,394,407
Vodafone Group PLC (United Kingdom)	2,347,754	5,686,944

		47,307,113

Consumer, Cyclical - 4.4%

Advance Auto Parts Inc	60,776	8,247,303
Carnival Corp	211,631	12,128,573
General Motors Co	387,011	15,248,233

		35,624,109

Consumer, Non-Cyclical - 19.1%

Allergan PLC	74,929	12,492,163
Anthem Inc	52,589	12,517,760
Archer-Daniels-Midland Co	143,884	6,594,204
Biogen Inc *	24,169	7,014,811
Cardinal Health Inc	126,912	6,197,113
CVS Health Corp	83,889	5,398,257
Danone SA (France)	125,958	9,196,505
Gilead Sciences Inc	75,071	5,318,030
Kimberly-Clark Corp	93,257	9,823,692
McKesson Corp	48,391	6,455,359
Medtronic PLC	80,747	6,912,751
Merck & Co Inc	136,423	8,280,876
Mylan NV *	229,725	8,302,261
Novartis AG (Switzerland)	106,760	8,087,169
Pfizer Inc	410,308	14,885,974
Reckitt Benckiser Group PLC (United Kingdom)	82,348	6,766,110
Sanofi ADR (France)	251,059	10,044,871
Shire PLC	180,826	10,187,530

		154,475,436

Energy - 20.2%

Anadarko Petroleum Corp	70,219	5,143,542
BP PLC ADR (United Kingdom)	381,133	17,402,533
Canadian Natural Resources Ltd (TSE) (Canada)	264,251	9,537,679
Chevron Corp	134,582	17,015,202
Devon Energy Corp	357,174	15,701,369
Halliburton Co	166,872	7,519,252
Hess Corp	203,691	13,624,891
Marathon Oil Corp	852,961	17,792,767
Noble Energy Inc	170,700	6,022,296
Occidental Petroleum Corp	105,571	8,834,181
QEP Resources Inc *	256,120	3,140,031
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	290,048	20,080,023
Suncor Energy Inc (NYSE) (Canada)	531,969	21,640,499

		163,454,265

Financial - 30.2%

Aflac Inc	100,873	4,339,556
Ally Financial Inc	253,277	6,653,587
American International Group Inc	273,771	14,515,338
Bank of America Corp	1,276,074	35,972,526
Citigroup Inc	617,831	41,345,251
Citizens Financial Group Inc	260,355	10,127,810

	Shares	Value
Fifth Third Bancorp	442,773	$12,707,585
JPMorgan Chase & Co	268,872	28,016,462
KeyCorp	165,889	3,241,471
MetLife Inc	256,691	11,191,728
Morgan Stanley	308,377	14,617,070
State Street Corp	103,830	9,665,535
The Allstate Corp	86,759	7,918,494
The Bank of New York Mellon Corp	213,278	11,502,083
The Goldman Sachs Group Inc	38,311	8,450,257
The PNC Financial Services Group Inc	89,225	12,054,297
Wells Fargo & Co	229,893	12,745,268

		245,064,318

Industrial - 7.1%

Arconic Inc	343,810	5,848,208
Caterpillar Inc	32,336	4,387,025
Eaton Corp PLC	153,210	11,450,915
Emerson Electric Co	69,148	4,780,893
General Electric Co	281,800	3,835,298
Ingersoll-Rand PLC	50,957	4,572,372
Johnson Controls International PLC	397,324	13,290,488
Textron Inc	140,827	9,281,907

		57,447,106

Technology - 6.5%

Cognizant Technology Solutions Corp ‘A’	93,403	7,377,903
Intel Corp	282,837	14,059,827
Microsoft Corp	117,466	11,583,322
NetApp Inc	79,016	6,205,127
QUALCOMM Inc	247,617	13,896,266

		53,122,445

Total Common Stocks (Cost $608,218,898)		772,365,654

CLOSED-END MUTUAL FUND - 0.5%

Altaba Inc *	52,998	3,879,983

Total Closed-End Mutual Fund (Cost $1,576,889)		3,879,983

	Principal Amount

SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $31,922,587; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $32,561,150)	$31,921,656	31,921,656

Total Short-Term Investment (Cost $31,921,656)		31,921,656

TOTAL INVESTMENTS - 99.7% (Cost $641,717,443)		808,167,293

DERIVATIVES - (0.0%)
(See Notes (b) in Notes to Schedule of Investments)		(16,711)

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,361,144

NET ASSETS - 100.0%		$810,511,726

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows

Financial	30.2%
Energy	20.2%
Consumer, Non-Cyclical	19.1%
Industrial	7.1%
Technology	6.5%
Communications	5.8%
Consumer, Cyclical	4.4%
Short-Term Investment	3.9%
Others (each less than 3.0%)	2.5%

	99.7%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	0.3%

	100.0%

(b)	Forward foreign currency contracts outstanding as of June 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
GBP	199,034	USD	263,997	07/18	BRC	$-	($1,036)
GBP	158,096	USD	208,074	07/18	BRC	801	-
GBP	82,876	USD	108,651	07/18	GSC	844	-
GBP	155,536	USD	204,693	07/18	JPM	798	-
USD	5,018,503	CAD	6,678,322	07/18	CIB	-	(63,580)
USD	5,018,918	CAD	6,678,322	07/18	GSC	-	(63,165)
USD	5,018,066	CAD	6,678,304	07/18	RBC	-	(64,002)
USD	2,012,422	CHF	1,982,236	07/18	BRC	6,753	-
USD	2,032,969	CHF	2,002,048	07/18	JPM	7,254	-
USD	4,988,588	EUR	4,256,645	07/18	CIB	9,074	-
USD	4,987,532	EUR	4,256,644	07/18	GSC	8,018	-
USD	4,988,746	EUR	4,256,645	07/18	JPM	9,230	-
USD	4,989,171	EUR	4,256,645	07/18	RBC	9,657	-
USD	5,205,648	GBP	3,916,966	07/18	BRC	30,614	-
USD	5,205,531	GBP	3,916,966	07/18	GSC	30,496	-
USD	5,205,727	GBP	3,916,966	07/18	JPM	30,692	-
USD	5,205,942	GBP	3,917,017	07/18	RBC	30,841	-

Total Forward Foreign Currency Contracts						$175,072	($191,783)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$15,870,862	$15,870,862	$-	$-
	Communications	47,307,113	41,620,169	5,686,944	-
	Consumer, Cyclical	35,624,109	35,624,109	-	-
	Consumer, Non-Cyclical	154,475,436	120,238,122	34,237,314	-
	Energy	163,454,265	163,454,265	-	-
	Financial	245,064,318	245,064,318	-	-
	Industrial	57,447,106	57,447,106	-	-
	Technology	53,122,445	53,122,445	-	-

	Total Common Stocks	772,365,654	732,441,396	39,924,258	-

	Closed-End Mutual Fund	3,879,983	3,879,983	-	-
	Short-Term Investment	31,921,656	-	31,921,656	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	175,072	-	175,072	-

	Total Assets	808,342,365	736,321,379	72,020,986	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(191,783)	-	(191,783)	-

	Total Liabilities	(191,783)	-	(191,783)	-

	Total	$808,150,582	$736,321,379	$71,829,203	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	11,435	$-

Total Warrants (Cost $0)		-

COMMON STOCKS - 97.1%

Communications - 17.1%

Cargurus Inc *	33,016	1,146,976
Chegg Inc *	133,208	3,701,850
Etsy Inc *	46,576	1,965,041
GrubHub Inc *	13,310	1,396,352
Mimecast Ltd *	73,507	3,029,224
Okta Inc *	51,924	2,615,412
Proofpoint Inc *	19,966	2,302,279
RingCentral Inc ‘A’ *	39,974	2,812,171
Stamps.com Inc *	11,578	2,929,813
The Trade Desk Inc ‘A’ *	29,688	2,784,734
Twilio Inc ‘A’ *	45,299	2,537,650
World Wrestling Entertainment Inc ‘A’	65,853	4,795,416
Zendesk Inc *	42,191	2,298,988
Zscaler Inc *	73,473	2,626,660

		36,942,566

Consumer, Cyclical - 11.0%

At Home Group Inc *	91,584	3,585,513
Canada Goose Holdings Inc * (Canada)	52,981	3,117,932
LGI Homes Inc *	15,097	871,550
Live Nation Entertainment Inc *	31,161	1,513,490
Planet Fitness Inc ‘A’ *	108,176	4,753,253
Roku Inc *	73,427	3,129,459
Scientific Games Corp ‘A’ *	42,807	2,103,964
SiteOne Landscape Supply Inc *	18,562	1,558,651
SodaStream International Ltd * (Israel)	38,542	3,287,633

		23,921,445

Consumer, Non-Cyclical - 28.3%

Agios Pharmaceuticals Inc *	29,515	2,486,048
Amicus Therapeutics Inc *	115,381	1,802,251
Audentes Therapeutics Inc *	40,957	1,564,967
Blueprint Medicines Corp *	24,643	1,564,338
CRISPR Therapeutics AG * (Switzerland)	17,406	1,022,777
Exact Sciences Corp *	37,256	2,227,536
FibroGen Inc *	39,948	2,500,745
Glaukos Corp *	48,636	1,976,567
Grand Canyon Education Inc *	34,758	3,879,340
GW Pharmaceuticals PLC ADR * (United Kingdom)	19,957	2,784,800
HealthEquity Inc *	35,077	2,634,283
Immunomedics Inc *	87,342	2,067,385
Inogen Inc *	12,086	2,251,984
Insmed Inc *	33,508	792,464
Insperity Inc	23,530	2,241,233
Insulet Corp *	54,203	4,645,197
iRhythm Technologies Inc *	6,237	506,008
Loxo Oncology Inc *	18,235	3,163,408
Madrigal Pharmaceuticals Inc *	4,528	1,266,436
Myovant Sciences Ltd *	45,539	1,041,477
Paylocity Holding Corp *	28,592	1,682,925
Penumbra Inc *	31,906	4,407,814
Sage Therapeutics Inc *	14,103	2,207,543
Sarepta Therapeutics Inc *	26,058	3,444,346
Spark Therapeutics Inc *	33,097	2,739,108
Teladoc Inc *	28,361	1,646,356
Weight Watchers International Inc *	26,320	2,660,952

		61,208,288

	Shares	Value
Financial - 10.4%

Air Lease Corp	39,576	$1,661,005
Cadence BanCorp	79,151	2,285,089
CenterState Bank Corp	107,098	3,193,662
Evercore Inc ‘A’	25,475	2,686,339
Hamilton Lane Inc ‘A’	52,163	2,502,259
Moelis & Co ‘A’	39,013	2,288,113
Texas Capital Bancshares Inc *	15,658	1,432,707
Webster Financial Corp	31,929	2,033,877
Western Alliance Bancorp *	43,082	2,438,872
Wintrust Financial Corp	23,801	2,071,877

		22,593,800

Industrial - 12.7%

Aerovironment Inc *	48,685	3,477,569
Atlas Air Worldwide Holdings Inc *	39,951	2,864,487
Axon Enterprise Inc *	55,440	3,502,699
BWX Technologies Inc	25,419	1,584,112
Cactus Inc ‘A’ *	50,914	1,720,384
Chart Industries Inc *	17,538	1,081,744
Curtiss-Wright Corp	14,159	1,685,204
GasLog Ltd (Monaco)	57,024	1,089,158
Generac Holdings Inc *	20,868	1,079,502
MasTec Inc *	63,951	3,245,513
Proto Labs Inc *	14,742	1,753,561
RBC Bearings Inc *	10,522	1,355,339
Trex Co Inc *	25,500	1,596,045
XPO Logistics Inc *	14,088	1,411,336

		27,446,653

Technology - 17.6%

2U Inc *	39,210	3,276,388
Appian Corp *	33,628	1,215,988
Aspen Technology Inc *	20,374	1,889,485
Carbon Black Inc *	46,768	1,215,968
Cision Ltd *	103,020	1,540,149
Coupa Software Inc *	46,400	2,887,936
Entegris Inc	25,914	878,485
EPAM Systems Inc *	22,846	2,840,443
Everbridge Inc *	74,294	3,523,022
Five9 Inc *	76,289	2,637,311
HubSpot Inc *	27,176	3,407,870
Instructure Inc *	25,200	1,072,260
Lumentum Holdings Inc *	21,139	1,223,948
Monolithic Power Systems Inc	25,029	3,345,626
New Relic Inc *	27,263	2,742,385
Paycom Software Inc *	23,990	2,370,932
Talend SA ADR *	31,141	1,939,461

		38,007,657

Total Common Stocks (Cost $158,582,929)		210,120,409

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $4,596,851; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $4,691,863)	$4,596,717	$4,596,717

Total Short-Term Investment (Cost $4,596,717)		4,596,717

TOTAL INVESTMENTS - 99.2% (Cost $163,179,646)		214,717,126

OTHER ASSETS & LIABILITIES, NET - 0.8%		1,647,410

NET ASSETS - 100.0%		$216,364,536

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows

Consumer, Non-Cyclical	28.3%
Technology	17.6%
Communications	17.1%
Industrial	12.7%
Consumer, Cyclical	11.0%
Financial	10.4%
Others (each less than 3.0%)	2.1%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$210,120,409	$210,120,409	$ -	$-
	Short-Term Investment	4,596,717	-	4,596,717	-

	Total	$214,717,126	$210,120,409	$4,596,717	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Basic Materials - 2.8%

Air Products & Chemicals Inc	64,000	$9,966,720
PPG Industries Inc	19,400	2,012,362
Praxair Inc	23,600	3,732,340
RPM International Inc	147,600	8,608,032
The Sherwin-Williams Co	9,000	3,668,130

		27,987,584

Communications - 4.1%

AT&T Inc	65,383	2,099,448
Cisco Systems Inc	184,200	7,926,126
Comcast Corp ‘A’	313,100	10,272,811
Omnicom Group Inc	60,700	4,629,589
The Walt Disney Co	72,100	7,556,801
Twenty-First Century Fox Inc ‘A’	157,800	7,841,082

		40,325,857

Consumer, Cyclical - 8.3%

Alaska Air Group Inc	48,400	2,922,876
Carnival Corp	54,500	3,123,395
Costco Wholesale Corp	17,900	3,740,742
Dollar General Corp	126,900	12,512,340
Hilton Worldwide Holdings Inc	75,600	5,984,496
Marriott International Inc ‘A’	64,200	8,127,720
McDonald’s Corp	25,900	4,058,271
MGM Resorts International	147,900	4,293,537
NIKE Inc ‘B’	57,700	4,597,536
PACCAR Inc	26,100	1,617,156
Ross Stores Inc	104,700	8,873,325
The Home Depot Inc	62,000	12,096,200
Tractor Supply Co	44,500	3,403,805
Yum! Brands Inc	83,200	6,507,904

		81,859,303

Consumer, Non-Cyclical - 26.7%

Automatic Data Processing Inc	53,600	7,189,904
Becton Dickinson & Co	96,239	23,055,015
Cigna Corp	29,900	5,081,505
Colgate-Palmolive Co	33,396	2,164,395
CVS Health Corp	89,394	5,752,504
Danaher Corp	208,300	20,555,044
Diageo PLC (United Kingdom)	145,136	5,214,142
Dr Pepper Snapple Group Inc	95,205	11,615,010
Ecolab Inc	11,400	1,599,762
Equifax Inc	50,123	6,270,889
Johnson & Johnson	86,900	10,544,446
Kimberly-Clark Corp	35,800	3,771,172
McCormick & Co Inc	37,300	4,330,157
Medtronic PLC	126,693	10,846,188
Merck & Co Inc	94,200	5,717,940
Mondelez International Inc ‘A’	249,216	10,217,856
Nestle SA (Switzerland)	68,041	5,273,232
PepsiCo Inc	126,700	13,793,829
Pfizer Inc	500,300	18,150,884
Philip Morris International Inc	100,998	8,154,578
S&P Global Inc	23,000	4,689,470
Stryker Corp	76,200	12,867,132
The Coca-Cola Co	100,600	4,412,316
Thermo Fisher Scientific Inc	91,663	18,987,074
Tyson Foods Inc ‘A’	87,700	6,038,145
UnitedHealth Group Inc	119,300	29,269,062
Zoetis Inc	111,700	9,515,723

		265,077,374

Energy - 4.7%

Canadian Natural Resources Ltd (NYSE) (Canada)	143,400	5,172,438
Exxon Mobil Corp	190,000	15,718,700

	Shares	Value
Occidental Petroleum Corp	154,800	$12,953,664
Schlumberger Ltd	43,100	2,888,993
TransCanada Corp (NYSE) (Canada)	236,100	10,199,520

		46,933,315

Financial - 22.1%

American Express Co	44,600	4,370,800
American International Group Inc	125,300	6,643,406
American Tower Corp REIT	76,800	11,072,256
Aon PLC	66,300	9,094,371
Chubb Ltd	101,231	12,858,362
Crown Castle International Corp REIT	109,404	11,795,939
Equity Residential REIT	55,907	3,560,717
First Republic Bank	57,900	5,604,141
JPMorgan Chase & Co	286,900	29,894,980
Marsh & McLennan Cos Inc	175,400	14,377,538
Morgan Stanley	48,900	2,317,860
State Street Corp	119,000	11,077,710
TD Ameritrade Holding Corp	168,102	9,206,946
The Bank of New York Mellon Corp	261,200	14,086,516
The Progressive Corp	128,800	7,618,520
US Bancorp	295,800	14,795,916
Visa Inc ‘A’	203,600	26,966,820
Wells Fargo & Co	317,600	17,607,744
Willis Towers Watson PLC	45,300	6,867,480

		219,818,022

Industrial - 12.6%

Agilent Technologies Inc	152,900	9,455,336
Ball Corp	273,900	9,737,145
CH Robinson Worldwide Inc	45,000	3,764,700
Fortive Corp	109,600	8,451,256
Honeywell International Inc	95,100	13,699,155
Hubbell Inc	41,000	4,335,340
Illinois Tool Works Inc	73,800	10,224,252
Northrop Grumman Corp	16,800	5,169,360
Roper Technologies Inc	56,700	15,644,097
Stanley Black & Decker Inc	69,100	9,177,171
TE Connectivity Ltd	90,100	8,114,406
The Boeing Co	3,300	1,107,183
Union Pacific Corp	60,300	8,543,304
United Parcel Service Inc ‘B’	21,000	2,230,830
United Technologies Corp	44,200	5,526,326
Waste Connections Inc	134,670	10,137,958

		125,317,819

Technology - 11.0%

Accenture PLC ‘A’	100,800	16,489,872
Apple Inc	115,800	21,435,738
Broadcom Inc	12,200	2,960,208
Fidelity National Information Services Inc	121,893	12,924,315
Microchip Technology Inc	65,100	5,920,845
Microsoft Corp	365,400	36,032,094
Texas Instruments Inc	121,300	13,373,325
Xilinx Inc	6,800	443,768

		109,580,165

Utilities - 5.1%

American Water Works Co Inc	72,300	6,172,974
Atmos Energy Corp	132,115	11,908,846
DTE Energy Co	81,700	8,466,571
NextEra Energy Inc	70,200	11,725,506
Sempra Energy	64,500	7,489,095
The Southern Co	110,400	5,112,624

		50,875,616

Total Common Stocks (Cost $751,893,126)		967,775,055

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $24,908,893; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $25,408,686)	$24,908,166	$24,908,166

Total Short-Term Investment (Cost $24,908,166)		24,908,166

TOTAL INVESTMENTS - 99.9% (Cost $776,801,292)		992,683,221

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,437,132

NET ASSETS - 100.0%		$994,120,353

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	26.7%
Financial	22.1%
Industrial	12.6%
Technology	11.0%
Consumer, Cyclical	8.3%
Utilities	5.1%
Energy	4.7%
Communications	4.1%
Others (each less than 3.0%)	5.3%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$27,987,584	$27,987,584	$-	$-
	Communications	40,325,857	40,325,857	-	-
	Consumer, Cyclical	81,859,303	81,859,303	-	-
	Consumer, Non-Cyclical	265,077,374	254,590,000	10,487,374	-
	Energy	46,933,315	46,933,315	-	-
	Financial	219,818,022	219,818,022	-	-
	Industrial	125,317,819	125,317,819	-	-
	Technology	109,580,165	109,580,165	-	-
	Utilities	50,875,616	50,875,616	-	-

	Total Common Stocks	967,775,055	957,287,681	10,487,374	-

	Short-Term Investment	24,908,166	-	24,908,166	-

	Total	$992,683,221	$957,287,681	$35,395,540	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Summary Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Basic Materials - 2.1%

DowDuPont Inc	270,536	$17,833,733
Other securities		37,971,197

		55,804,930

Communications - 14.7%

Alphabet Inc ‘A’ *	34,818	39,316,137
Alphabet Inc ‘C’ *	35,368	39,458,309
Amazon.com Inc *	46,942	79,792,012
AT&T Inc	844,260	27,109,189
Cisco Systems Inc	548,450	23,599,803
Comcast Corp ‘A’	535,666	17,575,201
Facebook Inc ‘A’ *	279,544	54,320,990
Netflix Inc *	50,685	19,839,630
The Walt Disney Co	173,493	18,183,801
Verizon Communications Inc	481,454	24,221,951
Other securities		55,523,805

		398,940,828

Consumer, Cyclical - 8.1%

McDonald’s Corp	91,459	14,330,711
NIKE Inc ‘B’	149,751	11,932,160
The Home Depot Inc	134,631	26,266,508
Walmart Inc	168,613	14,441,703
Other securities		154,501,439

		221,472,521

Consumer, Non-Cyclical - 21.2%

Abbott Laboratories	204,301	12,460,318
AbbVie Inc	176,721	16,373,201
Altria Group Inc	220,727	12,535,086
Amgen Inc	77,608	14,325,661
Johnson & Johnson	312,402	37,906,859
Medtronic PLC	157,797	13,509,001
Merck & Co Inc	313,471	19,027,690
PepsiCo Inc	165,262	17,992,074
Pfizer Inc	682,987	24,778,768
Philip Morris International Inc	181,294	14,637,678
The Coca-Cola Co	446,095	19,565,727
The Procter & Gamble Co	292,956	22,868,145
UnitedHealth Group Inc	111,915	27,457,226
Other securities		322,019,267

		575,456,701

Energy - 6.3%

Chevron Corp	222,664	28,151,410
Exxon Mobil Corp	493,265	40,807,814
Other securities		101,161,858

		170,121,082

Financial - 17.9%

Bank of America Corp	1,097,604	30,941,457
Berkshire Hathaway Inc ‘B’ *	224,123	41,832,558
Citigroup Inc	297,267	19,893,108
JPMorgan Chase & Co	396,633	41,329,159
Mastercard Inc ‘A’	106,743	20,977,134
Visa Inc ‘A’	207,887	27,534,633
Wells Fargo & Co	511,142	28,337,712
Other securities		276,129,051

		486,974,812

Industrial - 9.3%

3M Co	69,226	13,618,139
General Electric Co	1,012,853	13,784,929
Honeywell International Inc	87,049	12,539,408
The Boeing Co	63,801	21,405,874
Union Pacific Corp	90,306	12,794,554
Other securities		178,384,622

		252,527,526

	Shares	Value
Technology - 16.3%

Accenture PLC ‘A’	74,800	$12,236,532
Adobe Systems Inc *	57,403	13,995,425
Apple Inc	572,839	106,038,227
Intel Corp	543,097	26,997,352
International Business Machines Corp	99,495	13,899,452
Microsoft Corp	895,284	88,283,955
NVIDIA Corp	70,750	16,760,675
Oracle Corp	347,784	15,323,363
Texas Instruments Inc	114,064	12,575,556
Other securities		136,841,881

		442,952,418

Utilities - 2.9%

Other securities		79,110,020

Total Common Stocks (Cost $1,852,692,823)		2,683,360,838

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $29,489,520; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $30,081,438)	$29,488,659	29,488,659

Total Short-Term Investment (Cost $29,488,659)		29,488,659

TOTAL INVESTMENTS - 99.9% (Cost $1,882,181,482)		2,712,849,497

DERIVATIVES - (0.1%)
(See Note (d) in Notes to Schedule of Investments)		(685,002)

OTHER ASSETS & LIABILITIES, NET - 0.2%		4,524,098

NET ASSETS - 100.0%		$2,716,688,593

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	21.2%
Financial	17.9%
Technology	16.3%
Communications	14.7%
Industrial	9.3%
Consumer, Cyclical	8.1%
Energy	6.3%
Others (each less than 3.0%)	6.1%

	99.9%
Derivatives	(0.1%	)
Other Assets & Liabilities, Net	0.2%

	100.0%

(b)	Other securities represent the Fund’s securities not identified as top-fifty holdings and issuers in terms of value, and not exceeding one percent of the Fund’s net assets as of June 30, 2018.

(c)

A Summary Schedule of Investments is presented for this Fund. For information on availability of a complete Schedule of Investments, refer to the Where To Go For More Information section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(d)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/18	248	$34,457,727	$33,772,725	($685,002)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,683,360,838	$2,683,360,838	$-	$-
	Short-Term Investment	29,488,659	-	29,488,659	-

	Total	2,712,849,497	2,683,360,838	29,488,659	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(685,002)	(685,002)	-	-

	Total Liabilities	(685,002)	(685,002)	-	-

	Total	$2,712,164,495	$2,682,675,836	$29,488,659	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%

Basic Materials - 2.5%

The Sherwin-Williams Co	12,204	$4,973,984

Communications - 13.1%

Alphabet Inc ‘C’ *	9,059	10,106,673
Amazon.com Inc *	6,996	11,891,801
The Trade Desk Inc ‘A’ *	40,151	3,766,164

		25,764,638

Consumer, Cyclical - 6.3%

Aptiv PLC	37,586	3,444,005
Live Nation Entertainment Inc *	32,261	1,566,917
NIKE Inc ‘B’	59,123	4,710,921
Under Armour Inc ‘C’ *	120,827	2,547,033

		12,268,876

Consumer, Non-Cyclical - 19.7%

Allergan PLC	22,106	3,685,512
BeiGene Ltd ADR * (China)	4,881	750,356
Boston Scientific Corp *	158,170	5,172,159
CoStar Group Inc *	6,542	2,699,426
Humana Inc	12,720	3,785,854
ICU Medical Inc *	8,024	2,356,248
Insmed Inc *	72,065	1,704,337
Intuitive Surgical Inc *	9,250	4,425,940
Nektar Therapeutics *	14,846	724,930
The Cooper Cos Inc	25,952	6,110,398
WEX Inc *	16,648	3,171,111
Zoetis Inc	48,551	4,136,060

		38,722,331

Financial - 20.1%

American Tower Corp REIT	33,868	4,882,750
Intercontinental Exchange Inc	94,295	6,935,397
LendingTree Inc *	5,576	1,192,149
Markel Corp *	3,463	3,755,104
Mastercard Inc ‘A’	57,089	11,219,130
Pagseguro Digital Ltd ‘A’ * (Brazil)	42,615	1,182,566
SVB Financial Group *	15,335	4,428,135
TD Ameritrade Holding Corp	106,551	5,835,798

		39,431,029

Industrial - 10.5%

Ball Corp	98,664	3,507,505
Harris Corp	28,631	4,138,325
Rexnord Corp *	116,000	3,370,960
TE Connectivity Ltd	36,365	3,275,032
The Boeing Co	13,158	4,414,640
Vulcan Materials Co	13,880	1,791,353

		20,497,815

	Shares	Value
Technology - 24.2%

Activision Blizzard Inc	68,655	$5,239,750
Adobe Systems Inc *	15,300	3,730,293
ASML Holding NV ‘NY’ (Netherlands)	27,189	5,382,606
Atlassian Corp PLC ‘A’ *	24,262	1,516,860
Microsoft Corp	104,106	10,265,893
NVIDIA Corp	13,862	3,283,908
salesforce.com Inc *	54,048	7,372,147
Texas Instruments Inc	58,520	6,451,830
The Ultimate Software Group Inc *	16,751	4,310,200

		47,553,487

Total Common Stocks (Cost $135,048,309)		189,212,160

	Principal Amount

SHORT-TERM INVESTMENT - 4.2%

U.S. Government Agency Issue - 4.2%

Federal Home Loan Bank 1.500% due 07/02/18	$8,300,000	8,300,000

Total Short-Term Investment (Cost $8,299,654)		8,300,000

TOTAL INVESTMENTS - 100.6% (Cost $143,347,963)		197,512,160

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(1,189,243)

NET ASSETS - 100.0%		$196,322,917

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	24.2%
Financial	20.1%
Consumer, Non-Cyclical	19.7%
Communications	13.1%
Industrial	10.5%
Consumer, Cyclical	6.3%
Short-Term Investment	4.2%
Others (each less than 3.0%)	2.5%

	100.6%
Other Assets & Liabilities, Net	(0.6%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities. (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$189,212,160	$189,212,160	$-	$-
	Short-Term Investment	8,300,000	-	8,300,000	-

	Total	$197,512,160	$189,212,160	$8,300,000	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Basic Materials - 1.5%

The Sherwin-Williams Co	55,621	$22,669,451

Communications - 23.4%

Alibaba Group Holding Ltd ADR * (China)	58,842	10,916,956
Alphabet Inc ‘A’ *	56,047	63,287,712
Alphabet Inc ‘C’ *	32,778	36,568,776
Amazon.com Inc *	56,509	96,053,998
Booking Holdings Inc *	10,633	21,554,048
Comcast Corp ‘A’	341,631	11,208,913
Facebook Inc ‘A’ *	385,466	74,903,753
Netflix Inc *	115,623	45,258,311

		359,752,467

Consumer, Cyclical - 5.6%

Aramark	82,689	3,067,762
Costco Wholesale Corp	32,971	6,890,279
Dollar Tree Inc *	70,241	5,970,485
Hilton Worldwide Holdings Inc	84,848	6,716,568
Lululemon Athletica Inc *	32,426	4,048,386
Marriott International Inc ‘A’	106,248	13,450,997
NIKE Inc ‘B’	250,630	19,970,198
Ross Stores Inc	129,745	10,995,889
Six Flags Entertainment Corp	86,052	6,027,943
Starbucks Corp	176,152	8,605,025

		85,743,532

Consumer, Non-Cyclical - 21.1%

Abbott Laboratories	192,316	11,729,353
Biogen Inc *	33,829	9,818,529
BioMarin Pharmaceutical Inc *	37,110	3,495,762
Bristol-Myers Squibb Co	167,788	9,285,388
Colgate-Palmolive Co	130,894	8,483,240
Constellation Brands Inc ‘A’	104,405	22,851,122
CoStar Group Inc *	1,888	779,045
Danaher Corp	270,835	26,725,998
Edwards Lifesciences Corp *	79,964	11,640,359
Eli Lilly & Co	55,610	4,745,201
FleetCor Technologies Inc *	60,295	12,701,142
Global Payments Inc	131,042	14,609,873
Medtronic PLC	213,736	18,297,939
Monster Beverage Corp *	82,771	4,742,778
PayPal Holdings Inc *	215,891	17,977,244
Pernod Ricard SA (France)	23,026	3,757,954
Philip Morris International Inc	111,846	9,030,446
Regeneron Pharmaceuticals Inc *	10,193	3,516,483
Square Inc ‘A’ *	26,026	1,604,243
Stryker Corp	79,385	13,404,951
The Estee Lauder Cos Inc ‘A’	75,031	10,706,173
Thermo Fisher Scientific Inc	164,191	34,010,524
TransUnion	107,297	7,686,757
Verisk Analytics Inc *	183,973	19,802,854
Vertex Pharmaceuticals Inc *	82,503	14,022,210
Worldpay Inc ‘A’ *	113,170	9,255,043
Zoetis Inc	230,788	19,660,830

		324,341,441

Energy - 1.0%

Concho Resources Inc *	35,066	4,851,381
Pioneer Natural Resources Co	51,880	9,817,771

		14,669,152

Financial - 13.1%

American Tower Corp REIT	148,793	21,451,487
Aon PLC	124,870	17,128,418
Intercontinental Exchange Inc	213,779	15,723,446
Mastercard Inc ‘A’	272,166	53,486,062
Morgan Stanley	128,838	6,106,921
The Blackstone Group LP	126,836	4,080,314

	Shares	Value
The Charles Schwab Corp	341,217	$17,436,189
Visa Inc ‘A’	497,978	65,957,186

		201,370,023

Industrial - 7.5%

AMETEK Inc	161,921	11,684,219
Amphenol Corp ‘A’	138,197	12,043,869
Canadian Pacific Railway Ltd (NYSE) (Canada)	69,822	12,778,823
FLIR Systems Inc	72,075	3,745,738
Fortive Corp	132,449	10,213,142
Honeywell International Inc	32,469	4,677,160
Roper Technologies Inc	63,851	17,617,129
TE Connectivity Ltd	78,719	7,089,433
Union Pacific Corp	114,809	16,266,139
Vulcan Materials Co	148,789	19,202,708

		115,318,360

Technology - 25.8%

Activision Blizzard Inc	396,133	30,232,871
Adobe Systems Inc *	259,805	63,343,057
Analog Devices Inc	98,934	9,489,749
Apple Inc	124,258	23,001,398
Cognizant Technology Solutions Corp ‘A’	126,765	10,013,167
Electronic Arts Inc *	209,636	29,562,869
Fidelity National Information Services Inc	151,461	16,059,410
Fiserv Inc *	394,263	29,210,946
Intuit Inc	118,891	24,290,026
Microsoft Corp	894,189	88,175,977
MSCI Inc	47,105	7,792,580
NVIDIA Corp	104,956	24,864,076
PTC Inc *	39,623	3,717,034
salesforce.com Inc *	272,558	37,176,911

		396,930,071

Total Common Stocks (Cost $1,057,148,458)		1,520,794,497

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

U.S. Government Agency Issue - 1.0%

Federal Home Loan Bank 1.521% due 07/02/18	$15,218,000	15,218,000

Total Short-Term Investment (Cost $15,217,366)		15,218,000

TOTAL INVESTMENTS - 100.0% (Cost $1,072,365,824)		1,536,012,497

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(581,716)

NET ASSETS - 100.0%		$1,535,430,781

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	25.8%
Communications	23.4%
Consumer, Non-Cyclical	21.1%
Financial	13.1%
Industrial	7.5%
Consumer, Cyclical	5.6%
Others (each less than 3.0%)	3.5%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$22,669,451	$22,669,451	$-	$-
	Communications	359,752,467	359,752,467	-	-
	Consumer, Cyclical	85,743,532	85,743,532	-	-
	Consumer, Non-Cyclical	324,341,441	320,583,487	3,757,954	-
	Energy	14,669,152	14,669,152	-	-
	Financial	201,370,023	201,370,023	-	-
	Industrial	115,318,360	115,318,360	-	-
	Technology	396,930,071	396,930,071	-	-

	Total Common Stocks	1,520,794,497	1,517,036,543	3,757,954	-

	Short-Term Investment	15,218,000	-	15,218,000	-

	Total	$1,536,012,497	$1,517,036,543	$18,975,954	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Basic Materials - 1.8%

DowDuPont Inc	131,162	$8,646,199
The Sherwin-Williams Co	44,230	18,026,821

		26,673,020

Communications - 29.8%

Alibaba Group Holding Ltd ADR * (China)	56,495	10,481,517
Alphabet Inc ‘A’ *	66,278	74,840,455
Amazon.com Inc *	78,979	134,248,504
Booking Holdings Inc *	22,406	45,418,979
Facebook Inc ‘A’ *	244,807	47,570,896
MercadoLibre Inc (Argentina)	66,956	20,015,157
Netflix Inc *	132,255	51,768,575
Tencent Holdings Ltd (China)	1,029,000	51,671,618
Zayo Group Holdings Inc *	165,387	6,033,318

		442,049,019

Consumer, Cyclical - 7.2%

Domino’s Pizza Inc	60,594	17,097,809
Mohawk Industries Inc *	52,276	11,201,179
NIKE Inc ‘B’	203,402	16,207,071
Tesla Inc *	48,007	16,464,001
The Home Depot Inc	88,062	17,180,896
Ulta Beauty Inc *	121,979	28,477,217

		106,628,173

Consumer, Non-Cyclical - 21.7%

Becton Dickinson & Co	125,673	30,106,224
Boston Scientific Corp *	874,048	28,581,370
Bunge Ltd	173,209	12,074,399
Constellation Brands Inc ‘A’	128,508	28,126,546
CoStar Group Inc *	63,358	26,143,411
Dr Pepper Snapple Group Inc	107,409	13,103,898
Equifax Inc	150,900	18,879,099
Illumina Inc *	80,324	22,433,690
PayPal Holdings Inc *	290,336	24,176,279
S&P Global Inc	109,401	22,305,770
UnitedHealth Group Inc	275,888	67,686,362
Vertex Pharmaceuticals Inc *	80,640	13,705,574
Zoetis Inc	166,610	14,193,506

		321,516,128

Energy - 1.0%

Pioneer Natural Resources Co	76,267	14,432,767

Financial - 13.1%

Bank of America Corp	523,857	14,767,529
Berkshire Hathaway Inc ‘B’ *	97,963	18,284,794
E*TRADE Financial Corp *	378,446	23,145,757
First Republic Bank	143,707	13,909,400
Mastercard Inc ‘A’	164,853	32,396,912
SBA Communications Corp REIT *	127,989	21,133,544
Visa Inc ‘A’	532,927	70,586,181

		194,224,117

Industrial - 6.4%

Honeywell International Inc	90,393	13,021,112
Rockwell Automation Inc	39,969	6,644,047
Roper Technologies Inc	50,747	14,001,605
TransDigm Group Inc	45,081	15,559,256
Union Pacific Corp	188,150	26,657,092
Vulcan Materials Co	134,578	17,368,637
Xylem Inc	33,220	2,238,363

		95,490,112

	Shares	Value
Technology - 18.9%

Activision Blizzard Inc	243,450	$18,580,104
Adobe Systems Inc *	142,144	34,656,129
ASML Holding NV ‘NY’ (Netherlands)	110,477	21,871,132
Autodesk Inc *	169,389	22,205,204
Broadcom Inc	29,650	7,194,276
Electronic Arts Inc *	200,743	28,308,778
Intuit Inc	36,963	7,551,726
Microsoft Corp	927,228	91,433,953
NVIDIA Corp	99,292	23,522,275
salesforce.com Inc *	183,746	25,062,954

		280,386,531

Total Common Stocks (Cost $1,167,722,721)		1,481,399,867

	Principal Amount

SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $6,929,202; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $7,071,240)	$6,929,000	6,929,000

Total Short-Term Investment (Cost $6,929,000)		6,929,000

TOTAL INVESTMENTS - 100.4% (Cost $1,174,651,721)		1,488,328,867

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(6,126,501)

NET ASSETS - 100.0%		$1,482,202,366

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Communications	29.8%
Consumer, Non-Cyclical	21.7%
Technology	18.9%
Financial	13.1%
Consumer, Cyclical	7.2%
Industrial	6.4%
Others (each less than 3.0%)	3.3%

	100.4%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$26,673,020	$26,673,020	$-	$-
	Communications	442,049,019	390,377,401	51,671,618	-
	Consumer, Cyclical	106,628,173	106,628,173	-	-
	Consumer, Non-Cyclical	321,516,128	321,516,128	-	-
	Energy	14,432,767	14,432,767	-	-
	Financial	194,224,117	194,224,117	-	-
	Industrial	95,490,112	95,490,112	-	-
	Technology	280,386,531	280,386,531	-	-

	Total Common Stocks	1,481,399,867	1,429,728,249	51,671,618	-

	Short-Term Investment	6,929,000	-	6,929,000	-

	Total	$1,488,328,867	$1,429,728,249	$58,600,618	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Basic Materials - 3.5%

Air Products & Chemicals Inc	111,311	$17,334,462
Freeport-McMoRan Inc	1,099,896	18,984,205
PPG Industries Inc	182,828	18,964,748

		55,283,415

Communications - 12.7%

AT&T Inc	739,044	23,730,703
Charter Communications Inc ‘A’ *	119,579	35,061,759
Comcast Corp ‘A’	738,110	24,217,389
DISH Network Corp ‘A’ *	781,517	26,266,786
Motorola Solutions Inc	408,463	47,532,839
Twenty-First Century Fox Inc ‘B’	841,848	41,477,851

		198,287,327

Consumer, Cyclical - 2.0%

The Home Depot Inc	157,734	30,773,903

Consumer, Non-Cyclical - 19.3%

AmerisourceBergen Corp	216,070	18,424,289
Amgen Inc	137,036	25,295,475
Anheuser-Busch InBev SA/NV ADR (Belgium)	146,423	14,753,581
Anthem Inc	181,508	43,204,349
British American Tobacco PLC ADR (United Kingdom)	318,040	16,045,118
CVS Health Corp	495,406	31,879,376
Johnson & Johnson	228,373	27,710,780
Kimberly-Clark Corp	125,411	13,210,795
McCormick & Co Inc	159,478	18,513,801
Merck & Co Inc	470,568	28,563,478
Novartis AG ADR (Switzerland)	160,330	12,111,328
Philip Morris International Inc	307,516	24,828,842
UnitedHealth Group Inc	108,827	26,699,616

		301,240,828

Energy - 12.4%

Chevron Corp	267,466	33,815,726
Exxon Mobil Corp	350,200	28,972,046
Halliburton Co	635,601	28,640,181
National Oilwell Varco Inc	466,672	20,253,565
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	332,731	23,034,967
Schlumberger Ltd	306,082	20,516,677
Suncor Energy Inc (NYSE) (Canada)	962,197	39,142,174

		194,375,336

Financial - 28.0%

American Express Co	334,533	32,784,234
American Tower Corp REIT	182,772	26,350,239
Bank of America Corp	1,265,041	35,661,506
Capital One Financial Corp	204,025	18,749,898
Citigroup Inc	293,400	19,634,328
JPMorgan Chase & Co	703,521	73,306,888
Marsh & McLennan Cos Inc	364,834	29,905,443
MetLife Inc	315,809	13,769,273
State Street Corp	205,815	19,159,318
Synchrony Financial	494,699	16,513,053
The Bank of New York Mellon Corp	391,915	21,135,976
The Progressive Corp	320,254	18,943,024
The Travelers Cos Inc	170,057	20,804,773
US Bancorp	807,990	40,415,660
Wells Fargo & Co	904,869	50,165,937

		437,299,550

	Shares	Value
Industrial - 12.3%

Honeywell International Inc	308,632	$44,458,440
Illinois Tool Works Inc	249,423	34,555,062
Martin Marietta Materials Inc	132,490	29,588,992
TE Connectivity Ltd	377,630	34,009,358
United Parcel Service Inc ‘B’	171,483	18,216,639
United Technologies Corp	255,298	31,919,909

		192,748,400

Technology - 5.4%

Microsoft Corp	437,554	43,147,200
Oracle Corp	700,199	30,850,768
Xerox Corp	452,011	10,848,264

		84,846,232

Utilities - 1.6%

Sempra Energy	209,298	24,301,591

Total Common Stocks (Cost $1,116,218,282)		1,519,156,582

	Principal Amount

SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $42,225,666; collateralized by U.S. Treasury Notes: 2.625% due 11/15/20 and value $43,070,821)	$42,224,435	42,224,435

Total Short-Term Investment (Cost $42,224,435)		42,224,435

TOTAL INVESTMENTS - 99.9% (Cost $1,158,442,717)		1,561,381,017

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,764,578

NET ASSETS - 100.0%		$1,563,145,595

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	28.0%
Consumer, Non-Cyclical	19.3%
Communications	12.7%
Energy	12.4%
Industrial	12.3%
Technology	5.4%
Basic Materials	3.5%
Others (each less than 3.0%)	6.3%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,519,156,582	$1,519,156,582	$-	$-
	Short-Term Investment	42,224,435	-	42,224,435	-

	Total	$1,561,381,017	$1,519,156,582	$42,224,435	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Basic Materials - 0.7%

PPG Industries Inc	80,111	$8,309,914

Communications - 14.5%

Amazon.com Inc *	20,024	34,036,795
Cisco Systems Inc	242,345	10,428,105
Comcast Corp ‘A’	842,360	27,637,832
eBay Inc *	305,853	11,090,230
Facebook Inc ‘A’ *	187,382	36,412,070
Motorola Solutions Inc	247,548	28,807,161
Verizon Communications Inc	322,977	16,248,973

		164,661,166

Consumer, Cyclical - 9.5%

Alaska Air Group Inc	83,001	5,012,431
Aptiv PLC	102,902	9,428,910
Best Buy Co Inc	267,816	19,973,717
CarMax Inc *	97,055	7,072,398
Fastenal Co	212,437	10,224,593
Lowe’s Cos Inc	247,122	23,617,450
McDonald’s Corp	97,828	15,328,669
O’Reilly Automotive Inc *	63,916	17,485,500

		108,143,668

Consumer, Non-Cyclical - 23.7%

Boston Scientific Corp *	397,273	12,990,827
Celgene Corp *	71,690	5,693,620
Church & Dwight Co Inc	433,553	23,047,677
DaVita Inc *	287,138	19,938,863
Ecolab Inc	85,399	11,984,042
Exact Sciences Corp *	158,224	9,460,213
Gilead Sciences Inc	187,442	13,278,391
Laboratory Corp of America Holdings *	68,999	12,387,390
Merck & Co Inc	504,254	30,608,218
Nielsen Holdings PLC	236,303	7,308,852
PepsiCo Inc	169,968	18,504,416
Philip Morris International Inc	241,382	19,489,183
S&P Global Inc	93,100	18,982,159
Stryker Corp	59,093	9,978,444
The Kraft Heinz Co	251,773	15,816,380
UnitedHealth Group Inc	161,074	39,517,895

		268,986,570

Energy - 5.8%

Exxon Mobil Corp	161,589	13,368,258
Magellan Midstream Partners LP	330,003	22,796,607
Suncor Energy Inc (NYSE) (Canada)	734,040	29,860,747

		66,025,612

Financial - 19.6%

AXA Equitable Holdings Inc *	665,695	13,719,974
Berkshire Hathaway Inc ‘B’ *	107,176	20,004,401
CME Group Inc ‘A’	109,770	17,993,498
Discover Financial Services	182,219	12,830,040
Intercontinental Exchange Inc	321,192	23,623,672
JPMorgan Chase & Co	379,733	39,568,179
Marsh & McLennan Cos Inc	188,458	15,447,902
Mid-America Apartment Communities Inc REIT	124,539	12,537,341
SunTrust Banks Inc	209,761	13,848,421
The Bank of New York Mellon Corp	356,185	19,209,057
The Progressive Corp	229,716	13,587,701
US Bancorp	129,347	6,469,937
Visa Inc ‘A’	102,622	13,592,284

		222,432,407

	Shares	Value
Industrial - 7.3%

Agilent Technologies Inc	280,910	$17,371,474
Illinois Tool Works Inc	96,943	13,430,483
Lockheed Martin Corp	85,350	25,214,950
Republic Services Inc	144,638	9,887,454
Union Pacific Corp	88,389	12,522,954
Vulcan Materials Co	33,935	4,379,651

		82,806,966

Technology - 16.5%

Activision Blizzard Inc	172,570	13,170,542
Amdocs Ltd	238,798	15,806,040
Apple Inc	253,594	46,942,785
Applied Materials Inc	286,594	13,237,777
Cerner Corp *	130,617	7,809,590
DXC Technology Co	101,044	8,145,157
First Data Corp ‘A’ *	411,850	8,620,020
Microchip Technology Inc	82,419	7,496,008
Microsoft Corp	504,414	49,740,265
ServiceNow Inc *	34,829	6,006,958
Western Digital Corp	123,894	9,590,635

		186,565,777

Utilities - 1.4%

National Grid PLC (United Kingdom)	1,453,547	16,063,244

Total Common Stocks (Cost $980,605,205)		1,123,995,324

	Principal Amount

SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $13,473,790; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $13,745,918)	$13,473,397	13,473,397

Total Short-Term Investment (Cost $13,473,397)		13,473,397

TOTAL INVESTMENTS - 100.2% (Cost $994,078,602)		1,137,468,721

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(2,125,924)

NET ASSETS - 100.0%		$1,135,342,797

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	23.7%
Financial	19.6%
Technology	16.5%
Communications	14.5%
Consumer, Cyclical	9.5%
Industrial	7.3%
Energy	5.8%
Others (each less than 3.0%)	3.3%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$8,309,914	$8,309,914	$-	$-
	Communications	164,661,166	164,661,166	-	-
	Consumer, Cyclical	108,143,668	108,143,668	-	-
	Consumer, Non-Cyclical	268,986,570	268,986,570	-	-
	Energy	66,025,612	66,025,612	-	-
	Financial	222,432,407	222,432,407	-	-
	Industrial	82,806,966	82,806,966	-	-
	Technology	186,565,777	186,565,777	-	-
	Utilities	16,063,244	-	16,063,244	-

	Total Common Stocks	1,123,995,324	1,107,932,080	16,063,244	-

	Short-Term Investment	13,473,397	-	13,473,397	-

	Total	$1,137,468,721	$1,107,932,080	$29,536,641	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Basic Materials - 4.4%

Albemarle Corp	35,484	$3,347,206
Celanese Corp ‘A’	45,640	5,068,778
CF Industries Holdings Inc	175,937	7,811,603
Huntsman Corp	168,741	4,927,237
Newmont Mining Corp	231,028	8,712,066
Steel Dynamics Inc	181,381	8,334,457
The Chemours Co	83,830	3,718,699

		41,920,046

Communications - 5.6%

Arista Networks Inc *	66,061	17,010,047
eBay Inc *	47,822	1,734,026
Expedia Group Inc	35,596	4,278,283
IAC/InterActiveCorp *	35,252	5,375,578
Match Group Inc *	89,307	3,459,753
Palo Alto Networks Inc *	37,311	7,666,291
Proofpoint Inc *	37,498	4,323,894
Sprint Corp *	1,594,806	8,675,745

		52,523,617

Consumer, Cyclical - 16.5%

Alaska Air Group Inc	117,340	7,086,163
Allison Transmission Holdings Inc	159,303	6,450,178
American Eagle Outfitters Inc	254,328	5,913,126
Best Buy Co Inc	83,585	6,233,769
Big Lots Inc	27,166	1,134,995
Casey’s General Stores Inc	65,377	6,869,815
Chipotle Mexican Grill Inc *	11,307	4,877,500
Cracker Barrel Old Country Store Inc	28,560	4,461,358
Darden Restaurants Inc	101,871	10,906,309
Hilton Grand Vacations Inc *	133,647	4,637,551
Lear Corp	34,719	6,451,137
Live Nation Entertainment Inc *	88,466	4,296,794
NVR Inc *	1,576	4,681,272
O’Reilly Automotive Inc *	10,852	2,968,782
Polaris Industries Inc	34,473	4,211,911
PVH Corp	23,330	3,492,968
Ralph Lauren Corp	34,776	4,372,039
Ross Stores Inc	89,453	7,581,142
Royal Caribbean Cruises Ltd	78,811	8,164,819
Six Flags Entertainment Corp	103,099	7,222,085
Skechers U.S.A. Inc ‘A’ *	69,886	2,097,279
Southwest Airlines Co	134,145	6,825,298
Spirit Airlines Inc *	254,744	9,259,944
Tenneco Inc	71,564	3,145,953
Texas Roadhouse Inc	74,351	4,870,734
Thor Industries Inc	41,133	4,005,943
Ulta Salon Cosmetics & Fragrance Inc *	8,822	2,059,584
Vail Resorts Inc	21,164	5,802,957
WW Grainger Inc	16,942	5,224,913

		155,306,318

Consumer, Non-Cyclical - 16.2%

ABIOMED Inc *	89,808	36,735,962
Align Technology Inc *	32,512	11,123,656
AMERCO	11,499	4,095,369
BioMarin Pharmaceutical Inc *	56,595	5,331,249
Edwards Lifesciences Corp *	37,667	5,483,185
H&R Block Inc	371,858	8,470,925
Hormel Foods Corp	176,989	6,585,761
Humana Inc	11,403	3,393,875
Illumina Inc *	21,793	6,086,567
Incyte Corp *	58,187	3,898,529
Ionis Pharmaceuticals Inc *	97,991	4,083,285
MarketAxess Holdings Inc	12,680	2,508,865
Molina Healthcare Inc *	52,412	5,133,231

	Shares	Value
Monster Beverage Corp *	85,254	$4,885,054
Nektar Therapeutics *	123,038	6,007,946
Robert Half International Inc	77,074	5,017,517
S&P Global Inc	27,279	5,561,915
Supernus Pharmaceuticals Inc *	109,694	6,565,186
Teleflex Inc	17,019	4,564,666
The Clorox Co	44,512	6,020,248
Tyson Foods Inc ‘A’	56,317	3,877,426
United Rentals Inc *	49,597	7,321,509

		152,751,926

Energy - 7.4%

Andeavor	93,908	12,318,851
Devon Energy Corp	109,315	4,805,487
HollyFrontier Corp	44,729	3,060,806
Marathon Petroleum Corp	95,737	6,716,908
Newfield Exploration Co *	713,036	21,569,339
Parsley Energy Inc ‘A’ *	154,377	4,674,536
Patterson-UTI Energy Inc	122,740	2,209,320
TechnipFMC PLC (United Kingdom)	145,934	4,631,945
WPX Energy Inc *	519,162	9,360,491

		69,347,683

Financial - 20.9%

Affiliated Managers Group Inc	25,319	3,764,176
Ameriprise Financial Inc	20,116	2,813,826
Arch Capital Group Ltd *	115,443	3,054,622
Cboe Global Markets Inc	34,335	3,573,243
Citizens Financial Group Inc	54,800	2,131,720
Cousins Properties Inc REIT	1,138,963	11,036,551
Ellie Mae Inc *	12,864	1,335,798
EPR Properties REIT	188,209	12,194,061
Evercore Inc ‘A’	59,978	6,324,680
Everest Re Group Ltd	52,153	12,020,223
First Horizon National Corp	690,082	12,311,063
Host Hotels & Resorts Inc REIT	837,771	17,651,835
KeyCorp	119,976	2,344,331
Lamar Advertising Co ‘A’ REIT	128,438	8,773,600
LendingTree Inc *	29,677	6,344,943
Lincoln National Corp	75,287	4,686,616
Omega Healthcare Investors Inc REIT	298,347	9,248,757
Outfront Media Inc REIT	375,316	7,299,896
SunTrust Banks Inc	43,215	2,853,054
SVB Financial Group *	23,214	6,703,275
T Rowe Price Group Inc	27,855	3,233,687
The Hanover Insurance Group Inc	80,570	9,632,949
The Hartford Financial Services Group Inc	111,064	5,678,702
Umpqua Holdings Corp	420,376	9,496,294
Voya Financial Inc	417,327	19,614,369
White Mountains Insurance Group Ltd	7,547	6,842,186
WR Berkley Corp	83,789	6,067,161

		197,031,618

Industrial - 10.7%

Aerojet Rocketdyne Holdings Inc *	123,708	3,648,149
AGCO Corp	71,405	4,335,712
BWX Technologies Inc	130,126	8,109,452
Dycom Industries Inc *	35,354	3,341,307
Garmin Ltd	38,112	2,324,832
Harris Corp	36,963	5,342,632
Hexcel Corp	123,708	8,211,737
Huntington Ingalls Industries Inc	14,989	3,249,465
Keysight Technologies Inc *	193,912	11,446,625
L3 Technologies Inc	21,239	4,084,684
Martin Marietta Materials Inc	23,663	5,284,658
Norfolk Southern Corp	34,948	5,272,605
Old Dominion Freight Line Inc	28,007	4,171,923
Owens Corning	84,705	5,367,756
Rockwell Automation Inc	8,487	1,410,794
Textron Inc	165,511	10,908,830

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
The Timken Co	96,580	$4,206,059
Vulcan Materials Co	33,978	4,385,201
Xylem Inc	81,714	5,505,889

		100,608,310

Technology - 10.3%

Advanced Micro Devices Inc *	293,578	4,400,734
Analog Devices Inc	15,206	1,458,560
Aspen Technology Inc *	62,963	5,839,189
DXC Technology Co	306,635	24,717,847
Fiserv Inc *	40,106	2,971,454
Jack Henry & Associates Inc	41,183	5,368,616
KLA-Tencor Corp	18,327	1,879,067
Paychex Inc	101,235	6,919,412
Pure Storage Inc ‘A’ *	193,411	4,618,655
Red Hat Inc *	32,289	4,338,673
Science Applications International Corp	71,973	5,824,775
ServiceNow Inc *	31,107	5,365,024
Skyworks Solutions Inc	35,334	3,415,031
Splunk Inc *	59,463	5,893,378
Take-Two Interactive Software Inc *	62,332	7,377,615
Veeva Systems Inc ‘A’ *	61,812	4,750,870
Xilinx Inc	32,360	2,111,814

		97,250,714

Utilities - 7.4%

American Water Works Co Inc	125,741	10,735,767
Atmos Energy Corp	213,741	19,266,614
CMS Energy Corp	358,890	16,968,319
ONE Gas Inc	108,637	8,119,529
Xcel Energy Inc	317,099	14,485,082

		69,575,311

Total Common Stocks (Cost $843,387,958)		936,315,543

	Principal Amount

SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $4,030,633; collateralized by U.S. Treasury Notes1.375% due 04/30/21 and value $4,112,395)	$4,030,516	4,030,516

Total Short-Term Investment (Cost $4,030,516)		4,030,516

TOTAL INVESTMENTS - 99.8% (Cost $847,418,474)		940,346,059

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,299,962

NET ASSETS - 100.0%		$942,646,021

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	20.9%
Consumer, Cyclical	16.5%
Consumer, Non-Cyclical	16.2%
Industrial	10.7%
Technology	10.3%
Utilities	7.4%
Energy	7.4%
Communications	5.6%
Basic Materials	4.4%
Others (each less than 3.0%)	0.4%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$936,315,543	$936,315,543	$-	$-
	Short-Term Investment	4,030,516	-	4,030,516	-

	Total	$940,346,059	$936,315,543	$4,030,516	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Basic Materials - 1.5%

Axalta Coating Systems Ltd *	443,178	$13,432,725

Communications - 8.0%

Arista Networks Inc *	52,410	13,495,051
GrubHub Inc *	233,366	24,482,427
MercadoLibre Inc (Argentina)	63,825	19,079,207
Pandora Media Inc *	1,810,548	14,267,118

		71,323,803

Consumer, Cyclical - 27.7%

BorgWarner Inc	290,345	12,531,290
Burberry Group PLC (United Kingdom)	475,565	13,515,818
Chipotle Mexican Grill Inc *	58,047	25,039,734
Duluth Holdings Inc ‘B’ *	159,959	3,805,425
Dunkin’ Brands Group Inc	269,354	18,604,281
Fastenal Co	483,171	23,255,020
Lululemon Athletica Inc *	148,990	18,601,402
Mohawk Industries Inc *	55,283	11,845,488
Norwegian Cruise Line Holdings Ltd *	230,686	10,899,914
O’Reilly Automotive Inc *	62,507	17,100,040
Polaris Industries Inc	160,832	19,650,454
The Scotts Miracle-Gro Co	105,452	8,769,388
Tiffany & Co	152,740	20,100,584
Tractor Supply Co	330,270	25,262,352
Ulta Beauty Inc *	74,029	17,282,810

		246,264,000

Consumer, Non-Cyclical - 28.3%

ABIOMED Inc *	43,042	17,606,330
BioMarin Pharmaceutical Inc *	147,939	13,935,854
CoStar Group Inc *	68,292	28,179,328
DENTSPLY SIRONA Inc	219,350	9,600,949
DexCom Inc *	62,842	5,968,733
Edwards Lifesciences Corp *	133,889	19,490,222
Glaukos Corp *	161,901	6,579,657
Intuitive Surgical Inc * ‡	51,174	24,485,735
Jazz Pharmaceuticals PLC *	62,586	10,783,568
Laboratory Corp of America Holdings *	74,384	13,354,160
MarketAxess Holdings Inc	49,056	9,706,220
Sprouts Farmers Market Inc *	619,914	13,681,502
Square Inc ‘A’ *	285,236	17,581,947
The Cooper Cos Inc	40,088	9,438,720
The Hershey Co	90,770	8,447,056
TransUnion	241,950	17,333,298
Zoetis Inc	297,246	25,322,387

		251,495,666

Financial - 7.3%

CME Group Inc ‘A’	99,663	16,336,759
First Republic Bank	168,825	16,340,572
Oaktree Capital Group LLC	187,581	7,625,168
Signature Bank *	72,460	9,266,185
SVB Financial Group *	16,131	4,657,987
Western Alliance Bancorp *	188,337	10,661,757

		64,888,428

Industrial - 13.0%

Allegion PLC	91,242	7,058,481
AO Smith Corp	228,165	13,495,960
Expeditors International of Washington Inc	262,739	19,206,221
Fortive Corp	59,254	4,569,076
Harris Corp	88,896	12,849,028
IDEX Corp	113,755	15,525,282
Kansas City Southern	83,122	8,807,607
The Middleby Corp *	108,866	11,367,788

	Shares	Value
Trex Co Inc *	144,458	$9,041,626
Wabtec Corp	135,765	13,383,714

		115,304,783

Technology - 13.2%

Autodesk Inc *	68,829	9,022,794
Electronic Arts Inc *	183,376	25,859,684
Guidewire Software Inc *	197,565	17,539,821
IPG Photonics Corp *	37,462	8,265,241
Maxim Integrated Products Inc	234,575	13,760,169
Microchip Technology Inc	177,171	16,113,702
ServiceNow Inc *	101,831	17,562,793
Tyler Technologies Inc *	39,874	8,856,015

		116,980,219

Total Common Stocks (Cost $748,638,799)		879,689,624

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $5,993,823; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $6,115,667)	$5,993,648	5,993,648

Total Short-Term Investment (Cost $5,993,648)		5,993,648

TOTAL INVESTMENTS - 99.7% (Cost $754,632,447)		885,683,272

DERIVATIVES - 0.0%
(See Notes (c) through (d) in Notes to Schedule of Investments)		6,617

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,577,410

NET ASSETS - 100.0%		$888,267,299

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	28.3%
Consumer, Cyclical	27.7%
Technology	13.2%
Industrial	13.0%
Communications	8.0%
Financial	7.3%
Others (each less than 3.0%)	2.2%

99.7%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	As of June 30, 2018, an investment with a value of $3,588,600 was fully or partially segregated with the broker(s)/custodian as collateral for open option contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(c)	Purchased options outstanding as of June 30, 2018 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - Nektar Therapeutics	$85.00	08/17/18	CME	817	$6,944,500	$821,655	$10,213

Total Purchased Options						$821,655	$10,213

(d)	Premiums received and value of written options outstanding as of June 30, 2018 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - Chipotle Mexican Grill Inc	$500.00	07/20/18	CME	124	$6,200,000	$70,443	($3,596)

Total Written Options						$70,443	($3,596)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$13,432,725	$13,432,725	$-	$-
	Communications	71,323,803	71,323,803	-	-
	Consumer, Cyclical	246,264,000	232,748,182	13,515,818	-
	Consumer, Non-Cyclical	251,495,666	251,495,666	-	-
	Financial	64,888,428	64,888,428	-	-
	Industrial	115,304,783	115,304,783	-	-
	Technology	116,980,219	116,980,219	-	-

	Total Common Stocks	879,689,624	866,173,806	13,515,818	-

	Short-Term Investment	5,993,648	-	5,993,648	-
	Derivatives:
	Equity Contracts
	Purchased Options	10,213	-	10,213	-

	Total Assets	885,693,485	866,173,806	19,519,679	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(3,596)	-	(3,596)	-

	Total Liabilities	(3,596)	-	(3,596)	-

	Total	$885,689,889	$866,173,806	$19,516,083	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Basic Materials - 3.0%

FMC Corp	94,654	$8,444,083
Nutrien Ltd (NYSE) (Canada)	156,757	8,524,446
Steel Dynamics Inc	274,318	12,604,912
The Mosaic Co	193,083	5,415,978
Versum Materials Inc	111,955	4,159,128

		39,148,547

Communications - 2.1%

eBay Inc *	328,661	11,917,248
Expedia Group Inc	55,520	6,672,949
IAC/InterActiveCorp *	37,922	5,782,726
Omnicom Group Inc	36,930	2,816,651

		27,189,574

Consumer, Cyclical - 6.6%

American Airlines Group Inc	101,953	3,870,136
BorgWarner Inc	183,794	7,932,549
Delta Air Lines Inc	162,291	8,039,896
Hasbro Inc	120,548	11,127,786
Lear Corp	45,731	8,497,277
PACCAR Inc	71,329	4,419,545
Southwest Airlines Co	199,488	10,149,949
Tractor Supply Co	54,007	4,130,995
WABCO Holdings Inc *	60,635	7,095,508
WESCO International Inc *	108,776	6,211,110
Wyndham Destinations Inc	158,979	7,038,000
Wyndham Hotels & Resorts Inc	132,915	7,819,390

		86,332,141

Consumer, Non-Cyclical - 9.1%

Boston Scientific Corp *	117,865	3,854,186
Coca-Cola European Partners PLC (United Kingdom)	151,797	6,169,030
DaVita Inc *	126,808	8,805,548
ICON PLC *	72,766	9,643,678
Jazz Pharmaceuticals PLC *	23,765	4,094,710
Laboratory Corp of America Holdings *	107,566	19,311,324
ManpowerGroup Inc	98,879	8,509,527
McKesson Corp	129,611	17,290,107
Moody’s Corp	43,158	7,361,028
Nomad Foods Ltd * (United Kingdom)	309,535	5,939,977
Robert Half International Inc	208,553	13,576,800
The Western Union Co	196,113	3,986,977
Universal Health Services Inc ‘B’	51,551	5,744,843
Zimmer Biomet Holdings Inc	35,145	3,916,559

		118,204,294

Energy - 9.0%

Anadarko Petroleum Corp	171,011	12,526,556
Andeavor	94,013	12,332,625
Apergy Corp *	125,156	5,225,263
Cimarex Energy Co	79,157	8,053,433
Diamondback Energy Inc	74,559	9,809,728
Energen Corp *	154,729	11,267,366
Enerplus Corp (NYSE) (Canada)	266,265	3,354,939
EQT Corp	298,039	16,445,792
Jagged Peak Energy Inc *	280,220	3,648,465
Marathon Petroleum Corp	132,107	9,268,627
Noble Energy Inc	172,704	6,092,997
Pioneer Natural Resources Co	56,309	10,655,915
Superior Energy Services Inc *	326,937	3,184,366
TechnipFMC PLC (United Kingdom)	152,196	4,830,701

		116,696,773

	Shares	Value
Financial - 31.2%

Air Lease Corp	159,961	$6,713,563
Alleghany Corp *	33,767	19,415,012
Alliance Data Systems Corp	28,613	6,672,552
American Homes 4 Rent ‘A’ REIT	220,326	4,886,831
Aon PLC	95,457	13,093,837
Boston Properties Inc REIT	129,894	16,291,305
DCT Industrial Trust Inc REIT	111,700	7,453,741
Discover Financial Services	329,086	23,170,945
Douglas Emmett Inc REIT	263,541	10,589,077
Duke Realty Corp REIT	409,345	11,883,285
E*TRADE Financial Corp *	183,513	11,223,655
East West Bancorp Inc	304,112	19,828,102
Equity Residential REIT	175,359	11,168,615
Everest Re Group Ltd	45,171	10,411,012
Fifth Third Bancorp	562,693	16,149,289
Huntington Bancshares Inc	1,263,351	18,647,061
KeyCorp	458,138	8,952,016
Kilroy Realty Corp REIT	61,919	4,683,553
Loews Corp	260,208	12,562,842
Marsh & McLennan Cos Inc	65,303	5,352,887
Navient Corp	421,857	5,496,797
Raymond James Financial Inc	180,136	16,095,152
Regency Centers Corp REIT	189,455	11,761,366
Regions Financial Corp	620,893	11,039,478
Reinsurance Group of America Inc	127,307	16,992,938
SL Green Realty Corp REIT	157,558	15,839,306
SLM Corp *	685,557	7,849,628
State Street Corp	89,649	8,345,425
SunTrust Banks Inc	255,629	16,876,627
Synchrony Financial	313,639	10,469,270
TD Ameritrade Holding Corp	270,044	14,790,310
The Allstate Corp	162,239	14,807,554
Torchmark Corp	48,753	3,968,982
WR Berkley Corp	155,957	11,292,846

		404,774,859

Industrial - 17.6%

AMETEK Inc	232,096	16,748,047
Arconic Inc	178,488	3,036,081
Arrow Electronics Inc *	105,337	7,929,769
Belden Inc	78,189	4,778,912
Berry Global Group Inc *	107,262	4,927,616
Cemex SAB de CV ADR * (Mexico)	570,556	3,742,847
Crown Holdings Inc *	128,838	5,766,789
Cummins Inc	55,742	7,413,686
Curtiss-Wright Corp	75,754	9,016,241
Dover Corp	102,297	7,488,141
Eaton Corp PLC	148,036	11,064,211
EnerSys	92,909	6,934,728
Flex Ltd *	422,038	5,954,956
Fluor Corp	110,652	5,397,605
Graphic Packaging Holding Co	616,175	8,940,699
Harris Corp	110,732	16,005,203
Hubbell Inc	45,387	4,799,222
Huntington Ingalls Industries Inc	26,485	5,741,683
Ingersoll-Rand PLC	47,144	4,230,231
ITT Inc	32,626	1,705,361
L3 Technologies Inc	30,489	5,863,645
Masco Corp	318,527	11,919,280
MasTec Inc *	90,780	4,607,085
Owens Corning	103,490	6,558,161
Parker-Hannifin Corp	77,308	12,048,452
Spirit AeroSystems Holdings Inc ‘A’	66,908	5,748,066
TE Connectivity Ltd	176,655	15,909,549
Textron Inc	171,730	11,318,724
The Timken Co	117,762	5,128,535
WestRock Co	126,271	7,199,973

		227,923,498

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Technology - 12.5%

Activision Blizzard Inc	108,296	$8,265,151
Amdocs Ltd	237,750	15,736,672
CDK Global Inc	102,737	6,683,042
Cognizant Technology Solutions Corp ‘A’	50,862	4,017,589
DXC Technology Co	182,403	14,703,506
Fidelity National Information Services Inc	216,380	22,942,771
Hewlett Packard Enterprise Co	336,669	4,918,734
HP Inc	606,447	13,760,282
KLA-Tencor Corp	69,277	7,102,971
Leidos Holdings Inc	171,805	10,136,495
Marvell Technology Group Ltd	363,922	7,802,488
NetApp Inc	141,658	11,124,403
NetEase Inc ADR (China)	19,513	4,930,350
ON Semiconductor Corp *	157,263	3,496,743
Qorvo Inc *	53,373	4,278,913
Skyworks Solutions Inc	43,865	4,239,552
The Dun & Bradstreet Corp	56,861	6,974,002
Western Digital Corp	43,846	3,394,119
Xerox Corp	330,798	7,939,152

		162,446,935

Utilities - 7.0%

Alliant Energy Corp	328,200	13,889,424
DTE Energy Co	99,327	10,293,257
Edison International	123,262	7,798,787
Entergy Corp	168,186	13,587,747
Evergy Inc	114,275	6,416,541
PG&E Corp *	97,238	4,138,449
Pinnacle West Capital Corp	221,516	17,845,329
Xcel Energy Inc	357,809	16,344,715

		90,314,249

Total Common Stocks (Cost $1,156,383,236)		1,273,030,870

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $19,863,544; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $20,262,925)	$19,862,964	$19,862,964

Total Short-Term Investment (Cost $19,862,964)		19,862,964

TOTAL INVESTMENTS - 99.6% (Cost $1,176,246,200)		1,292,893,834

OTHER ASSETS & LIABILITIES, NET - 0.4%		4,666,976

NET ASSETS - 100.0%		$1,297,560,810

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	31.2%
Industrial	17.6%
Technology	12.5%
Consumer, Non-Cyclical	9.1%
Energy	9.0%
Utilities	7.0%
Consumer, Cyclical	6.6%
Basic Materials	3.0%
Others (each less than 3.0%)	3.6%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,273,030,870	$1,273,030,870	$-	$-
	Short-Term Investment	19,862,964	-	19,862,964	-

	Total	$1,292,893,834	$1,273,030,870	$19,862,964	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Basic Materials - 6.6%

Carpenter Technology Corp	49,139	$2,583,237
Ingevity Corp *	16,812	1,359,418
Landec Corp *	161,179	2,401,567
Minerals Technologies Inc	37,781	2,846,798
OceanaGold Corp (Australia)	578,405	1,605,886
Reliance Steel & Aluminum Co	17,700	1,549,458
Versum Materials Inc	57,841	2,148,793
Other securities		4,780,240

		19,275,397

Communications - 3.1%

Finisar Corp *	101,368	1,824,624
Other securities		7,188,516

		9,013,140

Consumer, Cyclical - 9.6%

Brinker International Inc	73,431	3,495,316
Caleres Inc	103,073	3,544,680
Thor Industries Inc	14,198	1,382,743
Other securities		19,743,479

		28,166,218

Consumer, Non-Cyclical - 8.6%

Dairy Crest Group PLC (United Kingdom)	319,473	2,067,291
Maple Leaf Foods Inc (Canada)	132,594	3,352,546
McGrath RentCorp	35,327	2,235,139
Other securities		17,571,762

		25,226,738

Diversified - 0.0%

Other security		12,723

Energy - 7.4%

Energen Corp *	56,784	4,135,011
Hunting PLC * (United Kingdom)	322,258	3,294,646
Oil States International Inc *	92,500	2,969,250
Unit Corp *	7,064	180,556
Other securities		11,203,062

		21,782,525

Financial - 35.4%

Brandywine Realty Trust REIT	101,459	1,712,628
Bryn Mawr Bank Corp	52,278	2,420,471
Chemical Financial Corp	77,250	4,300,507
Columbia Banking System Inc	101,100	4,134,990
First Horizon National Corp	200,252	3,572,496
Glacier Bancorp Inc	67,739	2,620,145
Highwoods Properties Inc REIT	38,651	1,960,765
Horace Mann Educators Corp	70,951	3,164,415
Lakeland Financial Corp	66,689	3,213,743
LTC Properties Inc REIT	42,296	1,807,731
Old Republic International Corp	191,297	3,808,723
Peoples Bancorp Inc	39,484	1,491,706
Retail Properties of America Inc ‘A’ REIT	167,926	2,146,094
Sunstone Hotel Investors Inc REIT	128,899	2,142,301
The First of Long Island Corp	72,938	1,812,509
The Hanover Insurance Group Inc	30,581	3,656,264
Other securities		60,056,212

		104,021,700

Industrial - 16.5%

AAR Corp	79,559	3,698,698
Astec Industries Inc	68,522	4,097,616
Esterline Technologies Corp *	43,985	3,246,093
Gibraltar Industries Inc *	81,070	3,040,125

	Shares	Value
Insteel Industries Inc	42,691	$1,425,879
Mueller Industries Inc	44,071	1,300,535
Mueller Water Products Inc ‘A’	264,311	3,097,725
Plexus Corp *	49,525	2,948,719
Regal Beloit Corp	41,169	3,367,624
Simpson Manufacturing Co Inc	33,335	2,073,104
Other securities		20,255,699

		48,551,817

Technology - 5.9%

Advanced Energy Industries Inc *	29,682	1,724,227
Synaptics Inc *	46,272	2,330,721
Zebra Technologies Corp ‘A’ *	23,035	3,299,764
Other securities		9,857,011

		17,211,723

Utilities - 4.9%

Black Hills Corp	36,132	2,211,640
IDACORP Inc	19,756	1,822,293
Spire Inc	35,016	2,473,880
Other securities		7,971,803

		14,479,616

Total Common Stocks (Cost $252,418,644)		287,741,597

	Principal Amount

CORPORATE BONDS & NOTES - 0.9%

Energy - 0.8%

Unit Corp 6.625% due 05/15/21	$2,268,000	2,273,670

Industrial - 0.1%

Mueller Industries Inc 6.000% due 03/01/27	482,000	474,770

Total Corporate Bonds & Notes (Cost $2,650,574)		2,748,440

SHORT-TERM INVESTMENTS - 1.2%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $1,674,577; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $1,715,254)	1,674,528	1,674,528

U.S. Government Agency Issue - 0.6%

Federal Home Loan Bank 1.653% due 07/02/18	1,750,000	1,750,000

Total Short-Term Investments (Cost $3,424,449)		3,424,528

TOTAL INVESTMENTS - 100.1% (Cost $258,493,667)		293,914,565

DERIVATIVES - (0.0%)
(See Note (d) in Notes to Schedule of Investments)		(24,723)

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(363,500)

NET ASSETS - 100.0%		$293,526,342

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	35.4%
Industrial	16.6%
Consumer, Cyclical	9.6%
Consumer, Non-Cyclical	8.6%
Energy	8.2%
Basic Materials	6.6%
Technology	5.9%
Utilities	4.9%
Communications	3.1%
Others (each less than 3.0%)	1.2%

	100.1%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Other securities represent the Fund’s securities not identified as top-fifty holdings and issuers in terms of value, and not exceeding one percent of the Fund’s net assets as of June 30, 2018.

(c)

A Summary Schedule of Investments is presented for this Fund. For information on availability of a complete Schedule of Investments, refer to the Where To Go For More Information section of this report.

(d)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	09/18	14	$1,177,973	$1,153,250	($24,723)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$19,275,397	$19,275,397	$-	$-
	Communications	9,013,140	9,013,140	-	-
	Consumer, Cyclical	28,166,218	28,166,218	-	-
	Consumer, Non-Cyclical	25,226,738	23,159,447	2,067,291	-
	Diversified	12,723	12,723	-	-
	Energy	21,782,525	18,487,879	3,294,646	-
	Financial	104,021,700	104,021,700	-	-
	Industrial	48,551,817	48,551,817	-	-
	Technology	17,211,723	17,211,723	-	-
	Utilities	14,479,616	14,479,616	-	-

	Total Common Stocks	287,741,597	282,379,660	5,361,937	-

	Corporate Bonds & Notes	2,748,440	-	2,748,440	-
	Short-Term Investments	3,424,528	-	3,424,528	-

	Total Assets	293,914,565	282,379,660	11,534,905	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(24,723)	(24,723)	-	-

	Total Liabilities	(24,723)	(24,723)	-	-

	Total	$293,889,842	$282,354,937	$11,534,905	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Basic Materials - 2.6%

Kaiser Aluminum Corp	12,763	$1,328,756
PolyOne Corp	39,764	1,718,600
US Silica Holdings Inc	22,390	575,199

		3,622,555

Communications - 8.4%

Ciena Corp *	60,088	1,592,933
Imperva Inc *	31,565	1,523,011
NETGEAR Inc *	27,512	1,719,500
RingCentral Inc ‘A’ *	22,320	1,570,212
Shutterfly Inc *	21,151	1,904,224
Sinclair Broadcast Group Inc ‘A’	39,468	1,268,896
Vonage Holdings Corp *	180,413	2,325,524

		11,904,300

Consumer, Cyclical - 13.3%

AMC Entertainment Holdings Inc ‘A’	39,245	623,996
Beacon Roofing Supply Inc *	26,728	1,139,147
BJ’s Restaurants Inc	21,278	1,276,680
Bloomin’ Brands Inc	71,370	1,434,537
Camping World Holdings Inc ‘A’	34,645	865,432
Golden Entertainment Inc *	35,606	961,006
iRobot Corp *	12,261	929,016
Lithia Motors Inc ‘A’	15,041	1,422,427
Sleep Number Corp *	47,637	1,382,426
Sonic Corp	44,606	1,535,339
Steven Madden Ltd	26,110	1,386,441
Texas Roadhouse Inc	23,626	1,547,739
The Children’s Place Inc	10,674	1,289,419
Universal Electronics Inc *	16,689	551,571
Wabash National Corp	56,325	1,051,024
Wolverine World Wide Inc	40,119	1,394,938

		18,791,138

Consumer, Non-Cyclical - 33.7%

Acadia Healthcare Co Inc *	27,178	1,111,852
Aclaris Therapeutics Inc *	35,148	701,906
Amedisys Inc *	24,540	2,097,188
Amicus Therapeutics Inc *	73,107	1,141,931
AMN Healthcare Services Inc *	25,616	1,501,098
Amphastar Pharmaceuticals Inc *	38,422	586,320
BioScrip Inc *	172,295	504,824
BioTelemetry Inc *	32,342	1,455,390
Cardtronics PLC ‘A’ *	40,627	982,361
Deluxe Corp	26,235	1,737,019
Eagle Pharmaceuticals Inc *	21,955	1,661,115
Encompass Health Corp	18,290	1,238,599
Esperion Therapeutics Inc *	17,038	667,719
FibroGen Inc *	25,789	1,614,391
Green Dot Corp ‘A’ *	31,763	2,331,087
Horizon Pharma PLC *	106,422	1,762,348
ICU Medical Inc *	3,722	1,092,965
Insperity Inc	27,518	2,621,090
iRhythm Technologies Inc *	19,777	1,604,508
J&J Snack Foods Corp	8,654	1,319,475
LHC Group Inc *	19,218	1,644,869
LivaNova PLC *	16,275	1,624,571
Merit Medical Systems Inc *	27,108	1,387,930
Molina Healthcare Inc *	8,797	861,578
NuVasive Inc *	24,852	1,295,286
Performance Food Group Co *	46,657	1,712,312
Puma Biotechnology Inc *	22,350	1,322,003
Quidel Corp *	23,186	1,541,869
Revance Therapeutics Inc *	29,463	808,759
Supernus Pharmaceuticals Inc *	44,905	2,687,564
Syneos Health Inc *	26,355	1,236,050

	Shares	Value
TrueBlue Inc *	36,773	$991,032
Ultragenyx Pharmaceutical Inc *	20,863	1,603,739
Vanda Pharmaceuticals Inc *	62,961	1,199,407

		47,650,155

Energy - 0.9%

Matador Resources Co *	39,697	1,192,895

Financial - 5.8%

BrightSphere Investment Group PLC	70,567	1,006,285
Financial Engines Inc	29,890	1,342,061
Home BancShares Inc	52,406	1,182,279
Moelis & Co ‘A’	23,750	1,392,938
Pacific Premier Bancorp Inc *	24,815	946,692
Preferred Bank	17,327	1,064,918
PS Business Parks Inc REIT	9,754	1,253,389

		8,188,562

Industrial - 16.0%

Aerojet Rocketdyne Holdings Inc *	43,773	1,290,866
American Woodmark Corp *	15,542	1,422,870
EnPro Industries Inc	16,940	1,184,953
Generac Holdings Inc *	31,627	1,636,065
Harsco Corp *	55,993	1,237,445
Littelfuse Inc	4,617	1,053,507
Lydall Inc *	20,930	913,595
Masonite International Corp *	18,484	1,328,075
MasTec Inc *	31,891	1,618,468
Rogers Corp *	13,378	1,491,112
Saia Inc *	20,580	1,663,893
SPX Corp *	53,614	1,879,171
Tetra Tech Inc	22,574	1,320,579
TopBuild Corp *	17,521	1,372,595
Trinseo SA	20,458	1,451,495
US Concrete Inc *	20,593	1,081,133
YRC Worldwide Inc *	70,668	710,213

		22,656,035

Technology - 17.0%

Acxiom Corp *	49,965	1,496,452
Ambarella Inc *	20,595	795,173
Bottomline Technologies de Inc *	45,550	2,269,756
CommVault Systems Inc *	25,927	1,707,293
Cornerstone OnDemand Inc *	35,773	1,696,713
Glu Mobile Inc *	303,349	1,944,467
Hortonworks Inc *	70,311	1,281,066
HubSpot Inc *	10,818	1,356,577
Integrated Device Technology Inc *	48,702	1,552,620
j2 Global Inc	17,039	1,475,748
MaxLinear Inc *	45,761	713,414
MKS Instruments Inc	12,599	1,205,724
RealPage Inc *	29,909	1,647,986
Silicon Laboratories Inc *	17,669	1,759,832
TiVo Corp	68,610	922,805
Virtusa Corp *	30,564	1,487,856
Xperi Corp	43,198	695,488

		24,008,970

Total Common Stocks (Cost $113,117,361)		138,014,610

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $3,141,783; collateralized by U.S. Treasury Notes: 2.625% due 11/15/20 and value $3,208,844)	$3,141,692	$3,141,692

Total Short-Term Investment (Cost $3,141,692)		3,141,692

TOTAL INVESTMENTS - 99.9% (Cost $116,259,053)		141,156,302

OTHER ASSETS & LIABILITIES, NET -0.1%		179,491

NET ASSETS - 100.0%		$141,335,793

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	33.7%
Technology	17.0%
Industrial	16.0%
Consumer, Cyclical	13.3%
Communications	8.4%
Financial	5.8%
Others (each less than 3.0%)	5.7%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$138,014,610	$138,014,610	$-	$-
	Short-Term Investment	3,141,692	-	3,141,692	-

	Total	$141,156,302	$138,014,610	$3,141,692	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Summary Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Other security		$151,591

Total Rights (Cost $73,479)		151,591

COMMON STOCKS - 98.3%

Basic Materials - 3.3%

Other securities		29,606,124

Communications - 6.2%

Etsy Inc *	47,420	2,000,650
Stamps.com Inc *	6,887	1,742,755
Other securities		51,046,637

		54,790,042

Consumer, Cyclical - 12.4%

FirstCash Inc	17,864	1,605,080
Five Below Inc *	21,674	2,117,767
Planet Fitness Inc ‘A’ *	35,121	1,543,217
Texas Roadhouse Inc	26,869	1,760,188
Other securities		102,611,625

		109,637,877

Consumer, Non-Cyclical - 21.2%

ASGN Inc *	20,136	1,574,434
FibroGen Inc *	29,660	1,856,716
Haemonetics Corp *	21,325	1,912,426
HealthEquity Inc *	21,489	1,613,824
Ligand Pharmaceuticals Inc *	8,314	1,722,411
LivaNova PLC *	19,316	1,928,123
Loxo Oncology Inc *	10,532	1,827,091
Neogen Corp *	19,975	1,601,795
The Brink’s Co	19,950	1,591,012
Weight Watchers International Inc *	15,289	1,545,718
Other securities		171,256,811

		188,430,361

Diversified - 0.1%

Other security		645,651

Energy - 4.9%

Delek US Holdings Inc	33,194	1,665,343
PDC Energy Inc *	26,300	1,589,835
Other securities		40,104,371

		43,359,549

Financial - 24.7%

Chemical Financial Corp	28,329	1,577,075
Cousins Properties Inc REIT	166,678	1,615,110
First Industrial Realty Trust Inc REIT	49,578	1,652,931
Gramercy Property Trust REIT	63,678	1,739,683
Hancock Holding Co	33,805	1,577,003
IBERIABANK Corp	22,274	1,688,369
LaSalle Hotel Properties REIT	44,290	1,516,047
MB Financial Inc	32,946	1,538,578
MGIC Investment Corp *	147,177	1,577,737
Primerica Inc	17,324	1,725,470
RLJ Lodging Trust REIT	69,088	1,523,390
Sabra Health Care REIT Inc	70,681	1,535,898
Valley National Bancorp	128,240	1,559,398
Other securities		197,821,385

		218,648,074

	Shares	Value
Industrial - 13.2%

Cree Inc *	39,901	$1,658,685
EMCOR Group Inc	23,039	1,755,111
Louisiana-Pacific Corp	57,966	1,577,835
Woodward Inc	21,232	1,631,892
Other securities		110,368,062

		116,991,585

Technology - 9.2%

Blackbaud Inc	19,161	1,963,044
CACI International Inc ‘A’ *	9,749	1,643,194
Entegris Inc	56,291	1,908,265
HubSpot Inc *	14,370	1,801,998
Integrated Device Technology Inc *	52,557	1,675,517
j2 Global Inc	18,595	1,610,513
MAXIMUS Inc	25,773	1,600,761
Medidata Solutions Inc *	22,899	1,844,743
New Relic Inc *	17,573	1,767,668
Silicon Laboratories Inc *	17,012	1,694,395
Other securities		64,454,006

		81,964,104

Utilities - 3.1%

ALLETE Inc	20,456	1,583,499
IDACORP Inc	19,957	1,840,834
New Jersey Resources Corp	34,664	1,551,214
ONE Gas Inc	20,447	1,528,209
WGL Holdings Inc	20,361	1,807,039
Other securities		19,522,229

		27,833,024

Total Common Stocks (Cost $699,990,259)		871,906,391

	Principal Amount

SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $15,044,892; collateralized by U.S. Treasury Notes: 1.125% - 1.375% due 04/30/21 - 09/30/21 and value $15,345,474)	$15,044,453	15,044,453

Total Short-Term Investment (Cost $15,044,453)		15,044,453

TOTAL INVESTMENTS - 100.0% (Cost $715,108,191)		887,102,435

DERIVATIVES - (0.0%)
(See Note (e) in Notes to Schedule of Investments)		(284,523)

OTHER ASSETS & LIABILITIES, NET - 0.0%		171,241

NET ASSETS - 100.0%		$886,989,153

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	24.7%
Consumer, Non-Cyclical	21.2%
Industrial	13.2%
Consumer, Cyclical	12.4%
Technology	9.2%
Communications	6.2%
Energy	4.9%
Basic Materials	3.3%
Utilities	3.1%
Others (each less than 3.0%)	1.8%

	100.0%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	0.0%

	100.0%

(b)

Investments, including those listed under Other Securities, with a total aggregate value of $151,591 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Other securities represent the Fund’s securities not identified as top-fifty holdings and issuers in terms of value, and not exceeding one percent of the Fund’s net assets as of June 30, 2018.

(d)

A Summary Schedule of Investments is presented for this Fund. For information on availability of a complete Schedule of Investments, refer to the Where To Go For More Information section of this report.

(e)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	09/18	197	$16,512,398	$16,227,875	($284,523)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$151,591	$-	$-	$151,591
	Common Stocks	871,906,391	871,906,391	-	-
	Short-Term Investment	15,044,453	-	15,044,453	-

	Total Assets	887,102,435	871,906,391	15,044,453	151,591

Liabilities	Derivatives:
	Equity Contracts
	Futures	(284,523)	(284,523)	-	-

	Total Liabilities	(284,523)	(284,523)	-	-

	Total	$886,817,912	$871,621,868	$15,044,453	$151,591

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Basic Materials - 1.5%

Orion Engineered Carbons SA (Luxembourg)	200,410	$6,182,648
Stepan Co	12,160	948,602

		7,131,250

Communications - 4.3%

A10 Networks Inc *	573,550	3,573,216
Extreme Networks Inc *	282,320	2,247,267
Finisar Corp *	207,850	3,741,300
Houghton Mifflin Harcourt Co *	336,580	2,574,837
Infinera Corp *	295,450	2,933,819
Scholastic Corp	111,720	4,950,313

		20,020,752

Consumer, Cyclical - 13.8%

Anixter International Inc *	85,697	5,424,620
Bloomin’ Brands Inc	213,180	4,284,918
BMC Stock Holdings Inc *	110,560	2,305,176
Citi Trends Inc	159,979	4,389,824
Cooper-Standard Holdings Inc *	44,360	5,796,521
Crocs Inc *	236,860	4,171,105
Dana Inc	118,760	2,397,764
Deckers Outdoor Corp *	51,940	5,863,507
Hawaiian Holdings Inc	114,660	4,122,027
Knoll Inc	225,868	4,700,313
Red Robin Gourmet Burgers Inc *	69,200	3,224,720
Signet Jewelers Ltd (NYSE)	82,720	4,611,640
SkyWest Inc	117,450	6,095,655
Taylor Morrison Home Corp ‘A’ *	173,610	3,607,616
Tower International Inc	99,470	3,163,146

		64,158,552

Consumer, Non-Cyclical - 10.3%

Booz Allen Hamilton Holding Corp	119,590	5,229,671
Cott Corp (Canada)	299,723	4,960,416
ICON PLC *	52,910	7,012,162
LifePoint Health Inc *	79,460	3,877,648
Molina Healthcare Inc *	45,600	4,466,064
Nomad Foods Ltd * (United Kingdom)	256,630	4,924,730
Nutrisystem Inc	93,110	3,584,735
Sotheby’s *	99,830	5,424,762
TrueBlue Inc *	84,360	2,273,502
Viad Corp	45,734	2,481,069
WellCare Health Plans Inc *	15,000	3,693,600

		47,928,359

Energy - 9.0%

Dril-Quip Inc *	59,710	3,069,094
Helix Energy Solutions Group Inc *	237,840	1,981,207
MRC Global Inc *	195,890	4,244,936
Oasis Petroleum Inc *	441,170	5,721,975
Oil States International Inc *	121,490	3,899,829
Patterson-UTI Energy Inc	194,990	3,509,820
QEP Resources Inc *	407,830	4,999,996
RPC Inc	242,430	3,532,205
SM Energy Co	222,400	5,713,456
SRC Energy Inc *	476,960	5,256,099

		41,928,617

Financial - 29.1%

1st Source Corp	63,575	3,396,812
Armada Hoffler Properties Inc REIT	226,160	3,369,784
Associated Banc-Corp	247,260	6,750,198
BankUnited Inc	99,400	4,060,490
Customers Bancorp Inc *	150,677	4,276,213
Education Realty Trust Inc REIT	126,940	5,268,010

	Shares	Value
Essent Group Ltd *	105,107	$3,764,933
First American Financial Corp	61,480	3,179,746
First Commonwealth Financial Corp	241,100	3,739,461
Fulton Financial Corp	224,280	3,700,620
Gramercy Property Trust REIT	154,959	4,233,480
Heritage Financial Corp	183,830	6,406,476
Hope Bancorp Inc	301,742	5,380,060
Independence Realty Trust Inc REIT	522,800	5,390,068
Independent Bank Group Inc	100,735	6,729,098
National Storage Affiliates Trust REIT	215,030	6,627,225
Sandy Spring Bancorp Inc	85,640	3,512,096
Selective Insurance Group Inc	89,140	4,902,700
STAG Industrial Inc REIT	217,890	5,933,145
State Auto Financial Corp	79,375	2,374,106
Sterling Bancorp	309,080	7,263,380
Synovus Financial Corp	85,480	4,515,908
Texas Capital Bancshares Inc *	73,550	6,729,825
Umpqua Holdings Corp	334,050	7,546,189
Webster Financial Corp	99,733	6,352,992
WSFS Financial Corp	79,816	4,254,193
Zions Bancorp	113,207	5,964,877

		135,622,085

Industrial - 15.3%

Air Transport Services Group Inc *	160,485	3,625,356
Atlas Air Worldwide Holdings Inc *	56,160	4,026,672
Columbus McKinnon Corp	114,397	4,960,254
Covenant Transportation Group Inc ‘A’ *	119,122	3,752,343
EnerSys	66,680	4,976,995
Granite Construction Inc	84,360	4,695,478
Graphic Packaging Holding Co	371,120	5,384,951
MYR Group Inc *	88,440	3,136,082
Oshkosh Corp	65,920	4,635,495
Primoris Services Corp	102,250	2,784,268
Regal Beloit Corp	69,360	5,673,648
Saia Inc *	35,090	2,837,027
Sanmina Corp *	143,590	4,207,187
SPX FLOW Inc *	65,420	2,863,433
Terex Corp	96,470	4,070,069
Trinseo SA	78,099	5,541,124
Tutor Perini Corp *	207,820	3,834,279

		71,004,661

Technology - 12.4%

CSG Systems International Inc	104,520	4,271,732
Kulicke & Soffa Industries Inc (Singapore)	236,070	5,623,187
Luxoft Holding Inc *	100,510	3,703,794
MagnaChip Semiconductor Corp * (South Korea)	389,979	3,997,285
Mellanox Technologies Ltd * (Israel)	32,970	2,779,371
Mitel Networks Corp *	300,963	3,301,564
NCR Corp *	191,230	5,733,075
NetScout Systems Inc *	139,530	4,144,041
Unisys Corp *	420,470	5,424,063
VeriFone Systems Inc *	164,400	3,751,608
Verint Systems Inc *	162,560	7,209,536
Virtusa Corp *	62,470	3,041,040
WNS Holdings Ltd ADR * (India)	93,460	4,876,743

		57,857,039

Utilities - 2.5%

Black Hills Corp	58,750	3,596,087
PNM Resources Inc	109,050	4,242,045
Portland General Electric Co	88,110	3,767,584

		11,605,716

Total Common Stocks (Cost $390,333,786)		457,257,031

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $7,674,976; collateralized by U.S. Treasury Notes: 2.750% due 11/15/23 and value $7,830,015)	$7,674,752	$7,674,752

Total Short-Term Investment (Cost $7,674,752)		7,674,752

TOTAL INVESTMENTS - 99.8% (Cost $398,008,538)		464,931,783

OTHER ASSETS & LIABILITIES, NET - 0.2%		724,092

NET ASSETS - 100.0%		$465,655,875

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	29.1%
Industrial	15.3%
Consumer, Cyclical	13.8%
Technology	12.4%
Consumer, Non-Cyclical	10.3%
Energy	9.0%
Communications	4.3%
Others (each less than 3.0%)	5.6%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$457,257,031	$457,257,031	$-	$-
	Short-Term Investment	7,674,752	-	7,674,752	-

	Total	$464,931,783	$457,257,031	$7,674,752	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Communications - 0.0%

Media General Inc - Contingent Value Rights * ± Ω	337,364	$16,531

Total Rights (Cost $0)		16,531

COMMON STOCKS - 99.0%

Basic Materials - 0.3%

AdvanSix Inc *	80,907	2,963,623

Communications - 7.6%

AT&T Inc	91,681	2,943,877
CBS Corp ‘B’	106,541	5,989,735
Charter Communications Inc ‘A’ *	37,874	11,105,036
Cisco Systems Inc	259,776	11,178,161
Clear Channel Outdoor Holdings Inc ‘A’ *	42,558	183,000
CommScope Holding Co Inc *	193,761	5,658,790
DISH Network Corp ‘A’ *	380,512	12,789,008
Entercom Communications Corp ‘A’	554,891	4,189,427
Expedia Group Inc	44,986	5,406,867
Nexstar Media Group Inc ‘A’	106,769	7,836,845
Verizon Communications Inc	155,630	7,829,745

		75,110,491

Consumer, Cyclical - 10.2%

AutoZone Inc *	17,278	11,592,329
Best Buy Co Inc	64,314	4,796,538
Brinker International Inc	117,546	5,595,190
Columbia Sportswear Co	59,850	5,474,479
Delta Air Lines Inc	276,649	13,705,191
Dick’s Sporting Goods Inc	68,597	2,418,044
Genuine Parts Co	53,026	4,867,257
Hilton Worldwide Holdings Inc	91,431	7,237,678
Kohl’s Corp	137,527	10,025,718
Nordstrom Inc	155,041	8,028,023
Southwest Airlines Co	117,022	5,954,079
The Home Depot Inc	34,378	6,707,148
Tiffany & Co	45,653	6,007,935
Walgreens Boots Alliance Inc	148,710	8,924,831

		101,334,440

Consumer, Non-Cyclical - 14.6%

Aetna Inc	34,639	6,356,256
Allergan PLC	58,729	9,791,299
Coty Inc ‘A’	361,195	5,092,850
CVS Health Corp	39,477	2,540,345
Dr Pepper Snapple Group Inc *	94,429	11,520,338
HCA Healthcare Inc	47,170	4,839,642
Johnson & Johnson	124,870	15,151,726
Medtronic PLC	53,131	4,548,545
Merck & Co Inc	245,147	14,880,423
Molson Coors Brewing Co ‘B’	123,841	8,426,142
Pfizer Inc	680,368	24,683,751
Post Holdings Inc *	104,312	8,972,918
The Clorox Co	25,918	3,505,410
The Kroger Co	210,534	5,989,692
The Procter & Gamble Co	111,958	8,739,441
UnitedHealth Group Inc	41,262	10,123,219

		145,161,997

Energy - 9.8%

Apergy Corp *	43,945	1,834,704
ConocoPhillips	164,186	11,430,629
EQT Corp	158,126	8,725,393

	Shares	Value
Exxon Mobil Corp	233,672	$19,331,685
Kinder Morgan Inc	624,165	11,028,996
Marathon Petroleum Corp	110,088	7,723,774
Murphy USA Inc *	83,511	6,204,032
Occidental Petroleum Corp	133,496	11,170,945
PBF Energy Inc ‘A’	87,188	3,655,793
Phillips 66	94,813	10,648,448
The Williams Cos Inc	196,377	5,323,780

		97,078,179

Financial - 37.7%

Alleghany Corp *	6,484	3,728,105
Ally Financial Inc	172,876	4,541,453
American Express Co	76,166	7,464,268
American Homes 4 Rent ‘A’ REIT	301,280	6,682,390
American International Group Inc	213,822	11,336,842
Bank of America Corp	1,097,458	30,937,341
Brixmor Property Group Inc REIT	424,529	7,399,540
Capital One Financial Corp	225,250	20,700,475
CBRE Group Inc ‘A’ *	174,963	8,352,734
Chubb Ltd	57,488	7,302,126
Citigroup Inc	190,314	12,735,813
Citizens Financial Group Inc	205,724	8,002,664
CorePoint Lodging Inc REIT *	128,470	3,327,373
EastGroup Properties Inc REIT	47,055	4,496,576
Fairfax Financial Holdings Ltd (Canada)	9,436	5,289,444
Federal Realty Investment Trust REIT	37,918	4,798,523
Fifth Third Bancorp	223,086	6,402,568
First Republic Bank	49,604	4,801,171
Invesco Ltd	158,457	4,208,618
Kimco Realty Corp REIT	379,603	6,449,455
Loews Corp	337,812	16,309,563
M&T Bank Corp	90,265	15,358,590
Marsh & McLennan Cos Inc	43,972	3,604,385
Mid-America Apartment Communities Inc REIT	92,014	9,263,049
Morgan Stanley	171,206	8,115,164
Northern Trust Corp	67,622	6,957,628
Outfront Media Inc REIT	291,320	5,666,174
Prudential Financial Inc	35,186	3,290,243
Public Storage REIT	43,389	9,843,229
Rayonier Inc REIT	179,785	6,955,882
SunTrust Banks Inc	200,193	13,216,742
T Rowe Price Group Inc	122,427	14,212,550
The Charles Schwab Corp	154,531	7,896,534
The Hartford Financial Services Group Inc	184,317	9,424,128
The PNC Financial Services Group Inc	118,195	15,968,145
The Travelers Cos Inc	80,886	9,895,593
Unum Group	107,802	3,987,596
US Bancorp	221,591	11,083,982
Wells Fargo & Co	532,148	29,502,285
Weyerhaeuser Co REIT	120,284	4,385,555

		373,894,496

Industrial - 9.6%

Arrow Electronics Inc *	85,539	6,439,376
Ball Corp	357,181	12,697,785
Carlisle Cos Inc	55,550	6,016,621
Dover Corp	87,890	6,433,548
Energizer Holdings Inc	96,714	6,089,113
Graphic Packaging Holding Co	357,503	5,187,369
Honeywell International Inc	78,077	11,246,992
Illinois Tool Works Inc	36,685	5,082,340
KapStone Paper & Packaging Corp	132,370	4,566,765
Martin Marietta Materials Inc	47,207	10,542,739
The Middleby Corp *	34,758	3,629,430
United Technologies Corp	82,906	10,365,737
WestRock Co	127,616	7,276,664

		95,574,479

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Technology - 4.3%

Analog Devices Inc	66,395	$6,368,608
Hewlett Packard Enterprise Co	263,393	3,848,172
Microsoft Corp	121,965	12,026,969
QUALCOMM Inc	97,247	5,457,501
Texas Instruments Inc	135,596	14,949,459

		42,650,709

Utilities - 4.9%

American Electric Power Co Inc	154,789	10,719,138
Duke Energy Corp	62,961	4,978,956
Edison International	81,690	5,168,527
Eversource Energy	87,630	5,135,994
NextEra Energy Inc	68,040	11,364,721
Xcel Energy Inc	232,456	10,618,590

		47,985,926

Total Common Stocks (Cost $831,463,731)		981,754,340

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $10,128,905; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $10,334,522)	$10,128,609	10,128,609

Total Short-Term Investment (Cost $10,128,609)		10,128,609

TOTAL INVESTMENTS - 100.0% (Cost $841,592,340)		991,899,480

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(124,100)

NET ASSETS - 100.0%		$991,775,380

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	37.7%
Consumer, Non-Cyclical	14.6%
Consumer, Cyclical	10.2%
Energy	9.8%
Industrial	9.6%
Communications	7.6%
Utilities	4.9%
Technology	4.3%
Others (each less than 3.0%)	1.3%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)

An investment with a value of $16,531 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$16,531	$-	$-	$16,531
	Common Stocks	981,754,340	981,754,340	-	-
	Short-Term Investment	10,128,609	-	10,128,609	-

	Total	$991,899,480	$981,754,340	$10,128,609	$16,531

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.6%

Brazil - 1.5%

Itau Unibanco Holding SA ADR	841,490	$8,734,666
Lojas Americanas SA	4,912,770	21,130,330

		29,864,996

India - 0.1%

Zee Entertainment Enterprises Ltd (India) 6.000% due 03/05/22	13,018,073	1,464,925

Total Preferred Stocks (Cost $36,751,479)		31,329,921

COMMON STOCKS - 94.9%

Argentina - 0.3%

MercadoLibre Inc	20,400	6,098,172

Belgium - 0.3%

Anheuser-Busch InBev SA/NV	48,455	4,887,409

Brazil - 3.1%

Atacadao Distribuicao Comercio e Industria Ltda *	4,877,400	19,052,786
B3 SA - Brasil Bolsa Balcao *	4,887,243	25,787,040
Vale SA ADR *	1,234,070	15,820,777

		60,660,603

Chile - 0.2%

Banco de Chile	19,947,445	3,073,652
SACI Falabella	147,626	1,354,220

		4,427,872

China - 24.8%

3SBio Inc ~	1,427,000	3,224,541
Alibaba Group Holding Ltd ADR *	588,463	109,177,540
BEST Inc ADR *	299,053	3,654,428
China International Capital Corp Ltd ‘H’ ~	4,205,600	7,455,685
Ctrip.com International Ltd ADR *	832,310	39,642,925
Dong-E-E-Jiao Co Ltd ‘A’	1,160,600	9,404,734
Huazhu Group Ltd ADR	1,003,020	42,116,810
JD.com Inc ADR *	261,914	10,201,550
Jiangsu Hengrui Medicine Co Ltd ‘A’	3,000,682	34,248,804
Kweichow Moutai Co Ltd ‘A’	208,600	22,963,199
New Oriental Education & Technology Group Inc ADR *	173,650	16,437,709
Ping An Healthcare and Technology Co Ltd * ~	144,057	918,075
Sinopharm Group Co Ltd ‘H’	8,652,100	34,793,229
Sunny Optical Technology Group Co Ltd	267,000	4,952,144
Tencent Holdings Ltd	1,945,518	97,694,911
Vipshop Holdings Ltd ADR *	820,170	8,898,845
Want Want China Holdings Ltd	1,872,000	1,664,634
Wuxi Biologics Cayman Inc * ~	400,500	4,442,801
Yum China Holdings Inc	244,070	9,386,932
ZTO Express Cayman Inc ADR *	774,750	15,495,000

		476,774,496

Colombia - 0.8%

Grupo Aval Acciones y Valores SA ADR	1,356,088	11,241,970
Grupo de Inversiones Suramericana SA	307,472	3,944,302

		15,186,272

Egypt - 0.5%

Commercial International Bank Egypt SAE	1,835,981	8,761,389

	Shares	Value

France - 5.8%

Kering SA	114,634	$64,573,276
LVMH Moet Hennessy Louis Vuitton SE	144,578	48,002,608

		112,575,884

Germany - 0.3%

Puma SE *	9,552	5,580,352

Hong Kong - 4.4%

AIA Group Ltd	5,786,600	50,409,452
Hong Kong Exchanges & Clearing Ltd	194,371	5,817,045
Hutchison China MediTech Ltd ADR *	125,920	3,795,229
Jardine Strategic Holdings Ltd (XSES)	672,070	24,482,470

		84,504,196

India - 10.9%

Apollo Hospitals Enterprise Ltd	591,398	9,057,079
Biocon Ltd	1,294,309	11,702,923
Cholamandalam Investment & Finance Co Ltd	346,501	7,651,533
Dalmia Bharat Ltd	72,306	2,406,304
Housing Development Finance Corp Ltd	2,115,389	58,944,430
Kotak Mahindra Bank Ltd	2,856,088	56,052,308
Reliance Industries Ltd	169,094	2,402,476
Tata Consultancy Services Ltd	800,274	21,583,522
UltraTech Cement Ltd	237,206	13,227,857
Zee Entertainment Enterprises Ltd	3,267,778	25,964,871

		208,993,303

Indonesia - 1.2%

P.T. Astra International Tbk	7,885,500	3,630,440
P.T. Bank Central Asia Tbk	4,426,300	6,610,368
P.T. Bank Mandiri Persero Tbk	13,090,700	6,262,955
P.T. Indocement Tunggal Prakarsa Tbk	6,271,400	5,963,547

		22,467,310

Italy - 1.3%

PRADA SPA	5,442,100	25,073,764

Malaysia - 0.6%

Genting Bhd	5,175,300	10,766,533

Mexico - 4.5%

Fomento Economico Mexicano SAB de CV	3,153,503	27,779,376
Fomento Economico Mexicano SAB de CV ADR	145,840	12,803,294
Grupo Aeroportuario del Sureste SAB de CV ‘B’	604,615	9,600,958
Grupo Financiero Inbursa SAB de CV ‘O’	10,661,994	14,924,456
Grupo Mexico SAB de CV ‘B’	7,432,383	21,103,062

		86,211,146

Peru - 1.2%

Credicorp Ltd	105,090	23,657,861

Philippines - 3.4%

Ayala Corp	389,020	6,705,796
Ayala Land Inc	15,608,500	11,082,084
Jollibee Foods Corp	2,147,788	10,589,558
SM Investments Corp	1,332,504	21,859,676
SM Prime Holdings Inc	23,453,475	15,798,829

		66,035,943

Russia - 7.2%

LUKOIL PJSC ADR (OTC)	61,830	4,261,942
LUKOIL PJSC ADR (SEAQ)	98,636	6,717,292

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Magnit PJSC (RTS)	261,354	$19,170,544
Novatek PJSC GDR (LI)	465,763	68,901,918
Polyus PJSC GDR ~	122,100	4,005,683
Sberbank of Russia PJSC	4,884,244	16,965,754
Sberbank of Russia PJSC ADR (SEAQ)	357,389	5,112,273
Yandex NV ‘A’ *	361,640	12,982,876

		138,118,282

South Africa - 2.9%

FirstRand Ltd	6,843,343	31,790,052
Mediclinic International PLC	1,450,170	10,046,551
Shoprite Holdings Ltd	895,757	14,357,829
Steinhoff International Holdings NV *	5,795,968	545,056

		56,739,488

South Korea - 8.8%

Amorepacific Corp	52,392	15,166,133
AMOREPACIFIC Group	29,231	3,240,283
Kakao Corp	63,501	6,521,231
LG Household & Health Care Ltd	28,936	36,258,888
NAVER Corp	60,664	41,512,651
Netmarble Corp ~	54,335	7,433,665
Samsung Biologics Co Ltd * ~	56,267	21,060,373
Samsung Electronics Co Ltd	919,750	38,527,928

		169,721,152

Spain - 0.1%

Prosegur Cash SA ~	979,592	2,642,565

Switzerland - 3.5%

Glencore PLC *	14,366,274	68,208,039

Taiwan - 5.2%

Taiwan Semiconductor Manufacturing Co Ltd	14,071,376	99,921,876

Turkey - 0.8%

Anadolu Efes Biracilik Ve Malt Sanayii AS	1,918,531	9,861,171
BIM Birlesik Magazalar AS	332,395	4,854,333

		14,715,504

United Arab Emirates - 1.8%

DP World Ltd (NASDAQ)	1,159,737	26,673,951
Emaar Properties PJSC	6,321,843	8,483,202

		35,157,153

United States - 1.0%

Snap Inc ‘A’ *	1,408,105	18,432,094

Total Common Stocks (Cost $1,498,068,763)		1,826,318,658

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $71,207,276; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $72,633,104)	$71,205,199	$71,205,199

Total Short-Term Investment (Cost $71,205,199)		71,205,199

TOTAL INVESTMENTS - 100.2% (Cost $1,606,025,441)		1,928,853,778

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(4,206,244)

NET ASSETS - 100.0%		$1,924,647,534

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows

Financial	20.5%
Communications	19.7%
Consumer, Non-Cyclical	18.7%
Consumer, Cyclical	14.8%
Technology	8.7%
Basic Materials	5.7%
Energy	4.3%
Short-Term Investment	3.7%
Others (each less than 3.0%)	4.1%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	As of June 30, 2018, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	24.8%
India	11.0%
South Korea	8.8%
Russia	7.2%
France	5.8%
Taiwan	5.2%
United States (Includes Short-Term Investment)	4.7%
Brazil	4.6%
Mexico	4.5%
Hong Kong	4.4%
Switzerland	3.5%
Philippines	3.4%
Others (each less than 3.0%)	12.3%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$31,329,921	$31,329,921	$-	$-
	Common Stocks
	Argentina	6,098,172	6,098,172	-	-
	Belgium	4,887,409	-	4,887,409	-
	Brazil	60,660,603	60,660,603	-	-
	Chile	4,427,872	4,427,872	-	-
	China	476,774,496	290,723,043	186,051,453	-
	Colombia	15,186,272	15,186,272	-	-
	Egypt	8,761,389	-	8,761,389	-
	France	112,575,884	-	112,575,884	-
	Germany	5,580,352	-	5,580,352	-
	Hong Kong	84,504,196	3,795,229	80,708,967	-
	India	208,993,303	-	208,993,303	-
	Indonesia	22,467,310	-	22,467,310	-
	Italy	25,073,764	-	25,073,764	-
	Malaysia	10,766,533	-	10,766,533	-
	Mexico	86,211,146	86,211,146	-	-
	Peru	23,657,861	23,657,861	-	-
	Philippines	66,035,943	-	66,035,943	-
	Russia	138,118,282	34,438,127	103,680,155	-
	South Africa	56,739,488	545,056	56,194,432	-
	South Korea	169,721,152	-	169,721,152	-
	Spain	2,642,565	2,642,565	-	-
	Switzerland	68,208,039	-	68,208,039	-
	Taiwan	99,921,876	-	99,921,876	-
	Turkey	14,715,504	-	14,715,504	-
	United Arab Emirates	35,157,153	26,673,951	8,483,202	-
	United States	18,432,094	18,432,094	-	-

	Total Common Stocks	1,826,318,658	573,491,991	1,252,826,667	-

	Short-Term Investment	71,205,199	-	71,205,199	-

	Total	$1,928,853,778	$604,821,912	$1,324,031,866	$-

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$300,342,805	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
57,822,834	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Italy - 0.0%

Intesa Sanpaolo SPA Exp 07/17/18 *	7,460,988	$9

Total Rights (Cost $0)		9

COMMON STOCKS - 98.2%

Australia - 2.1%

Amcor Ltd	921,169	9,814,764
Orica Ltd	705,514	9,262,289
Rio Tinto PLC	475,893	26,230,502

		45,307,555

Belgium - 1.1%

KBC Group NV	301,663	23,167,737

Brazil - 0.5%

Ambev SA ADR	2,363,417	10,942,621

Canada - 4.2%

Canadian National Railway Co (NYSE)	549,662	44,934,868
Suncor Energy Inc (TSE)	1,121,517	45,640,406

		90,575,274

China - 2.8%

Alibaba Group Holding Ltd ADR *	62,820	11,654,994
Baidu Inc ADR *	73,112	17,766,216
Yum China Holdings Inc	807,402	31,052,681

		60,473,891

Denmark - 2.3%

Carlsberg AS ‘B’	132,221	15,556,922
Novo Nordisk AS ‘B’	760,680	35,136,234

		50,693,156

France - 15.8%

Air Liquide SA	434,250	54,431,149
Danone SA	414,717	30,279,514
Dassault Systemes SE	136,643	19,122,313
Engie SA	1,600,497	24,481,987
Essilor International Cie Generale d’Optique SA	124,650	17,575,169
Hermes International	10,329	6,309,515
L’Oreal SA	101,339	24,982,759
Legrand SA	284,730	20,855,629
LVMH Moet Hennessy Louis Vuitton SE	138,352	45,935,459
Pernod Ricard SA	283,488	46,266,609
Schneider Electric SE (XPAR)	640,953	53,305,972

		343,546,075

Germany - 10.8%

Bayer AG	585,684	64,321,872
Beiersdorf AG	368,409	41,758,439
Linde AG	98,623	23,430,737
Merck KGaA	226,047	22,005,076
MTU Aero Engines AG	77,959	14,932,372
ProSiebenSat.1 Media SE	513,501	12,994,136
SAP SE	475,506	54,881,803

		234,324,435

Hong Kong - 2.8%

AIA Group Ltd	7,077,751	61,657,200

	Shares	Value
Israel - 1.4%

Check Point Software Technologies Ltd *	319,697	$31,228,003

Italy - 2.3%

Eni SPA	1,329,720	24,654,829
Intesa Sanpaolo SPA	7,460,988	21,586,645
Luxottica Group SPA	60,825	3,916,259

		50,157,733

Japan - 13.9%

Daikin Industries Ltd	239,900	28,671,183
Denso Corp	557,400	27,197,903
FANUC Corp	88,100	17,462,456
Hoya Corp	1,071,100	60,762,376
Japan Tobacco Inc	940,500	26,283,600
Kao Corp	191,700	14,611,675
Kubota Corp	1,301,400	20,425,388
Kyocera Corp	445,200	25,037,111
Olympus Corp	682,700	25,538,177
Shin-Etsu Chemical Co Ltd	111,100	9,873,281
Terumo Corp	829,300	47,475,687

		303,338,837

Netherlands - 4.8%

Akzo Nobel NV	388,308	33,119,663
ING Groep NV	3,046,028	43,724,251
Randstad NV	474,498	27,850,745

		104,694,659

Singapore - 1.8%

DBS Group Holdings Ltd	1,967,214	38,256,445

Spain - 2.1%

Amadeus IT Group SA	571,645	44,949,820

Sweden - 0.7%

Essity AB ‘B’	648,797	15,961,427

Switzerland - 12.1%

Julius Baer Group Ltd *	395,563	23,168,690
Kuehne + Nagel International AG	61,654	9,255,588
Nestle SA	980,530	75,991,862
Novartis AG	474,016	35,907,151
Roche Holding AG (XVTX)	242,712	53,847,593
UBS Group AG (XVTX) *	2,998,224	45,963,834
Zurich Insurance Group AG	64,905	19,194,345

		263,329,063

Taiwan - 1.3%

Taiwan Semiconductor Manufacturing Co Ltd ADR	791,775	28,947,294

United Kingdom - 14.7%

Barclays PLC	7,794,044	19,264,805
Compass Group PLC	2,338,358	49,843,562
Diageo PLC	1,041,444	37,414,820
Experian PLC	1,443,769	35,615,777
Just Eat PLC *	199,184	2,042,529
Prudential PLC	636,124	14,501,290
Reckitt Benckiser Group PLC	492,912	40,500,033
RELX NV	1,156,201	24,579,490
RELX PLC	215,707	4,606,415
Rolls-Royce Holdings PLC *	1,707,059	22,234,581
Smiths Group PLC	737,519	16,474,295

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Tesco PLC	3,443,146	$11,650,211
WPP PLC	2,611,853	41,036,321

		319,764,129

United States - 0.7%

QIAGEN NV *	426,504	15,460,418

Total Common Stocks (Cost $1,915,949,418)		2,136,775,772

	Principal Amount

SHORT-TERM INVESTMENT - 1.2%

U.S. Government Agency Issue - 1.2%

Federal Home Loan Bank 1.521% due 07/02/18	$26,834,000	26,834,000

Total Short-Term Investment (Cost $26,832,882)		26,834,000

TOTAL INVESTMENTS - 99.4% (Cost $1,942,782,300)		2,163,609,781

OTHER ASSETS & LIABILITIES, NET - 0.6%		13,677,786

NET ASSETS - 100.0%		$2,177,287,567

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	36.8%
Industrial	16.2%
Financial	14.3%
Technology	8.2%
Consumer, Cyclical	7.6%
Basic Materials	6.8%
Communications	3.9%
Energy	3.2%
Others (each less than 3.0%)	2.4%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	As of June 30, 2018, the Fund’s composition by country of risk as a percentage of net assets was as follows:

France	15.8%
United Kingdom	14.7%
Japan	13.9%
Switzerland	12.1%
Germany	10.8%
Netherlands	4.8%
Canada	4.2%
Others (each less than 3.0%)	23.1%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$9	$-	$9	$-
	Common Stocks
	Australia	45,307,555	-	45,307,555	-
	Belgium	23,167,737	-	23,167,737	-
	Brazil	10,942,621	10,942,621	-	-
	Canada	90,575,274	90,575,274	-	-
	China	60,473,891	60,473,891	-	-
	Denmark	50,693,156	-	50,693,156	-
	France	343,546,075	-	343,546,075	-
	Germany	234,324,435	-	234,324,435	-
	Hong Kong	61,657,200	-	61,657,200	-
	Israel	31,228,003	31,228,003	-	-
	Italy	50,157,733	-	50,157,733	-
	Japan	303,338,837	-	303,338,837	-
	Netherlands	104,694,659	-	104,694,659	-
	Singapore	38,256,445	-	38,256,445	-
	Spain	44,949,820	-	44,949,820	-
	Sweden	15,961,427	-	15,961,427	-
	Switzerland	263,329,063	-	263,329,063	-
	Taiwan	28,947,294	28,947,294	-	-
	United Kingdom	319,764,129	-	319,764,129	-
	United States	15,460,418	-	15,460,418	-

	Total Common Stocks	2,136,775,772	222,167,083	1,914,608,689	-

	Short-Term Investment	26,834,000	-	26,834,000	-

	Total	$2,163,609,781	$222,167,083	$1,941,442,698	$-

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$38,997,207	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%

Australia - 6.8%

Ansell Ltd	151,131	$3,036,359
Aristocrat Leisure Ltd	201,446	4,600,495
Asaleo Care Ltd	1,589,248	1,638,503
Australian Pharmaceutical Industries Ltd	1,515,074	1,904,323
Aveo Group >>	1,031,052	1,853,684
Charter Hall Group REIT	580,027	2,799,059
Charter Hall Retail REIT	587,985	1,822,803
CSR Ltd	855,045	2,901,229
GrainCorp Ltd ‘A’	306,041	1,737,566
Inghams Group Ltd	662,112	1,868,915
Metcash Ltd	988,242	1,906,054
Nine Entertainment Co Holdings Ltd	1,083,178	1,986,253
Orora Ltd	1,460,234	3,856,792
Perpetual Ltd	54,805	1,686,983
Regis Resources Ltd	852,914	3,248,130
Sandfire Resources NL	412,740	2,794,705
Shopping Centres Australasia Property Group REIT	1,157,791	2,099,980
Super Retail Group Ltd	301,495	1,805,973
Whitehaven Coal Ltd	629,654	2,687,822
WorleyParsons Ltd	223,771	2,890,425

		49,126,053

Austria - 0.4%

AT&S Austria Technologie & Systemtechnik AG	72,978	1,348,018
Vienna Insurance Group AG Wiener Versicherung Gruppe	73,190	1,990,955

		3,338,973

Canada - 5.5%

AGF Management Ltd ‘B’	280,700	1,486,078
Alaris Royalty Corp	126,900	1,538,650
Athabasca Oil Corp *	1,119,000	1,532,119
BRP Inc	72,200	3,480,802
Capstone Mining Corp *	2,266,700	1,741,427
Cogeco Communications Inc	35,000	1,733,693
Constellation Software Inc	3,679	2,853,173
Detour Gold Corp *	132,400	1,190,407
Enerplus Corp (TSE)	359,765	4,537,256
Genworth MI Canada Inc	72,500	2,359,221
IAMGOLD Corp (TSE) *	447,100	2,605,093
Martinrea International Inc	215,400	2,310,227
Parex Resources Inc *	174,200	3,288,818
Premier Gold Mines Ltd *	553,200	1,098,279
The Stars Group Inc *	68,100	2,469,865
Transcontinental Inc ‘A’	75,300	1,748,685
Trican Well Service Ltd *	1,034,000	2,351,698
WestJet Airlines Ltd	92,800	1,279,781

		39,605,272

China - 0.4%

Gemdale Properties & Investment Corp Ltd	19,651,646	2,118,431
Greenland Hong Kong Holdings Ltd	2,300,000	849,876

		2,968,307

Denmark - 4.0%

Alm Brand AS	186,770	1,830,415
D/S Norden AS *	107,948	1,907,505
Dfds AS	60,341	3,840,800
FLSmidth & Co AS	54,037	3,224,184
Rockwool International AS ‘B’	10,250	3,995,509
Royal Unibrew AS	80,742	6,416,400
Spar Nord Bank AS	153,723	1,642,933
Topdanmark AS	88,221	3,852,715
Vestas Wind Systems AS	32,216	1,988,897

		28,699,358

	Shares	Value
Finland - 0.6%

Ramirent Oyj	126,400	$1,338,302
Valmet OYJ	146,559	2,817,062

		4,155,364

France - 4.8%

Alstom SA	56,193	2,578,046
Alten SA	25,054	2,575,444
Beneteau SA	88,667	1,661,017
Coface SA	129,022	1,430,515
Derichebourg SA	249,640	1,574,167
Eiffage SA	39,955	4,340,849
Eramet	29,798	3,909,185
Eutelsat Communications SA	81,034	1,677,017
ICADE REIT	36,526	3,421,331
Ipsen SA	19,130	2,992,104
IPSOS	48,396	1,651,489
Kaufman & Broad SA	31,775	1,496,337
Rubis SCA	33,892	2,112,570
SCOR SE	43,366	1,603,719
Trigano SA	9,269	1,644,412

		34,668,202

Germany - 6.4%

Aurubis AG	24,393	1,862,021
Bauer AG	55,514	1,223,096
Brenntag AG	75,912	4,217,794
Covestro AG ~	37,152	3,302,201
Deutz AG	237,802	1,829,624
DIC Asset AG	120,247	1,346,898
Grand City Properties SA	85,225	2,209,493
Hamburger Hafen und Logistik AG	79,144	1,712,286
HOCHTIEF AG	25,755	4,644,474
HUGO BOSS AG	41,699	3,781,640
LEG Immobilien AG	37,699	4,095,378
Leoni AG	35,384	1,793,228
OSRAM Licht AG	32,202	1,311,421
Rheinmetall AG	23,821	2,620,842
Siltronic AG	17,270	2,454,083
Software AG	36,364	1,690,098
TAG Immobilien AG	130,870	2,878,192
Talanx AG *	42,229	1,538,384
United Internet AG	39,763	2,270,139

		46,781,292

Hong Kong - 2.4%

Champion REIT	2,636,000	1,748,298
Chow Tai Fook Jewellery Group Ltd	1,491,600	1,677,574
Dah Sing Financial Holdings Ltd	254,200	1,482,329
HK Electric Investments & HK Electric Investments Ltd ~	2,427,500	2,314,380
Hysan Development Co Ltd	525,000	2,930,283
Kerry Properties Ltd	480,371	2,295,659
Melco International Development Ltd	735,000	2,254,686
PC Partner Group Ltd	1,430,000	1,137,629
Shun Tak Holdings Ltd	3,200,000	1,305,943

		17,146,781

India - 0.4%

Vedanta Resources PLC	318,258	2,700,698

Ireland - 0.2%

Hibernia REIT PLC REIT	916,178	1,604,869

Israel - 0.8%

Gazit-Globe Ltd	163,039	1,505,120
Israel Discount Bank Ltd ‘A’	752,770	2,199,388
Nova Measuring Instruments Ltd *	84,180	2,293,905

		5,998,413

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Italy - 2.7%

A2A SPA	1,988,666	$3,442,243
ASTM SPA	70,286	1,623,409
DiaSorin SPA	22,651	2,574,165
El.En. SPA	35,451	1,154,611
ERG SPA	90,769	1,979,800
Iren SPA	620,194	1,582,427
Moncler SPA	67,832	3,077,877
Technogym SPA ~	227,671	2,687,030
Unieuro SPA * ~	96,344	1,273,516

		19,395,078

Japan - 24.3%

Asahi Diamond Industrial Co Ltd	234,000	1,649,619
Capcom Co Ltd	177,400	4,362,213
Daiho Corp	337,000	2,002,571
Denka Co Ltd	112,600	3,748,064
DIC Corp	64,400	2,008,435
DMG Mori Co Ltd	143,500	1,983,880
Fudo Tetra Corp	1,045,400	1,951,110
Fujimi Inc	80,200	1,774,617
Glory Ltd	61,000	1,704,392
Goldcrest Co Ltd	87,000	1,413,217
Haseko Corp	247,100	3,405,802
Ishihara Sangyo Kaisha Ltd *	152,800	1,435,928
Itochu Enex Co Ltd	127,700	1,244,845
Juki Corp	130,700	1,313,515
Kinden Corp	198,900	3,243,967
Kobe Bussan Co Ltd	78,800	3,881,613
Kokuyo Co Ltd	178,800	3,171,561
KYB Corp	50,900	2,312,422
LAC Co Ltd	136,000	2,104,109
Leopalace21 Corp	331,600	1,814,289
Look Holdings Inc	88,942	1,092,642
Maruwa Co Ltd	44,300	3,541,028
Megmilk Snow Brand Co Ltd	75,500	2,016,950
Meidensha Corp	397,000	1,430,075
Meitec Corp	44,200	2,118,566
Miraca Holdings Inc	40,500	1,204,684
Mito Securities Co Ltd	283,200	1,021,546
Mochida Pharmaceutical Co Ltd	23,600	1,717,835
Morinaga & Co Ltd	74,800	3,586,649
Morinaga Milk Industry Co Ltd	42,200	1,577,067
Nagase & Co Ltd	108,100	1,686,965
Nippon Ceramic Co Ltd	80,200	2,085,896
Nippon Yakin Kogyo Co Ltd	1,004,100	2,889,762
Nissei Build Kogyo Co Ltd	160,900	1,650,985
Nisshin Steel Co Ltd	143,900	1,983,256
Nitto Boseki Co Ltd	80,300	1,918,860
North Pacific Bank Ltd	474,158	1,582,615
Okumura Corp	57,300	1,865,131
Open House Co Ltd	69,800	4,124,483
Penta-Ocean Construction Co Ltd	476,100	3,182,788
Press Kogyo Co Ltd	321,200	1,881,905
Rengo Co Ltd	228,700	2,011,459
Roland DG Corp	79,800	1,752,763
Round One Corp	255,000	4,002,766
Ryobi Ltd	72,400	2,380,111
Sanken Electric Co Ltd	484,000	2,560,295
Sankyu Inc	77,100	4,046,519
Sanwa Holdings Corp	196,700	2,078,628
Seino Holdings Co Ltd	236,800	4,190,218
Seiren Co Ltd	101,100	1,572,918
Seven Bank Ltd	874,300	2,669,751
Shindengen Electric Manufacturing Co Ltd	33,100	1,578,943
Shinko Electric Industries Co Ltd	262,300	2,340,959
Shinmaywa Industries Ltd	160,900	1,887,373
Shinoken Group Co Ltd	186,200	2,827,202
Ship Healthcare Holdings Inc	61,900	2,332,569

	Shares	Value
Starts Corp Inc	90,900	$2,213,150
Sumitomo Seika Chemicals Co Ltd	37,400	1,865,121
T-Gaia Corp	58,300	1,487,825
Takara Leben Co Ltd	302,600	1,132,271
Tekken Corp	51,700	1,423,500
The Hokkoku Bank Ltd	67,500	2,651,441
The Musashino Bank Ltd	61,400	1,820,455
The Okinawa Electric Power Co Inc	111,650	2,329,114
The Sumitomo Warehouse Co Ltd	289,900	1,756,482
Tobishima Corp	931,200	1,627,776
Toho Holdings Co Ltd	114,100	2,781,494
Tokai Carbon Co Ltd	282,400	5,058,695
Tosei Corp	227,900	2,410,645
Toshiba Machine Co Ltd	430,000	2,047,248
Toyo Construction Co Ltd	186,886	828,502
Toyota Boshoku Corp	75,500	1,384,910
Tsugami Corp	212,000	1,874,100
TV Asahi Holdings Corp	117,400	2,575,331
Ube Industries Ltd	60,800	1,578,692
Ulvac Inc	84,964	3,241,107
Unipres Corp	93,500	1,829,454
Unitika Ltd *	325,400	1,850,662
Yurtec Corp	172,400	1,411,450

		176,097,756

Luxembourg - 0.3%

Orion Engineered Carbons SA	67,156	2,071,763

Malta - 0.4%

Kindred Group PLC SDR	239,322	2,998,169

Netherlands - 3.0%

ASR Nederland NV	113,013	4,601,989
BE Semiconductor Industries	62,446	1,680,412
Eurocommercial Properties NV REIT	46,601	1,977,874
Fugro NV CVA *	123,713	1,792,024
Heijmans NV CVA *	92,307	1,212,944
Intertrust NV ~	61,348	1,087,964
Koninklijke Volkerwessels NV	56,255	1,446,595
NN Group NV	66,515	2,697,609
OCI NV *	103,973	2,792,038
SBM Offshore NV	144,166	2,235,338

		21,524,787

New Zealand - 0.8%

Air New Zealand Ltd	1,242,133	2,669,062
Contact Energy Ltd	427,896	1,693,905
Z Energy Ltd	361,688	1,853,492

		6,216,459

Norway - 0.2%

Norwegian Finans Holding ASA *	163,953	1,815,077

Peru - 0.2%

Hochschild Mining PLC	527,517	1,324,206

Singapore - 2.3%

First Resources Ltd	1,080,000	1,234,294
IGG Inc	1,892,000	2,408,127
Keppel DC REIT	1,721,100	1,714,843
Mapletree Commercial Trust REIT	1,818,400	2,095,351
Mapletree Greater China Commercial Trust REIT	2,091,900	1,750,987
Mapletree Industrial Trust REIT	1,463,400	2,070,840
Mapletree Logistics Trust REIT	2,610,460	2,352,832
Venture Corp Ltd	229,900	3,003,645

		16,630,919

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
South Korea - 4.6%

Bluecom Co Ltd	154,334	$691,634
Cheil Worldwide Inc	107,504	1,990,941
Chong Kun Dang Pharmaceutical Corp	17,387	1,567,910
CJ O Shopping Co Ltd	9,034	2,264,907
DB Insurance Co Ltd	26,521	1,404,502
Dong-A ST Co Ltd	18,666	1,467,276
Easy Bio Inc	271,688	2,035,497
Eugene Technology Co Ltd	113,678	1,603,313
Huchems Fine Chemical Corp	81,239	2,132,005
Kumho Petrochemical Co Ltd	24,000	2,507,439
Lotte Chilsung Beverage Co Ltd	892	1,229,099
LOTTE Fine Chemical Co Ltd	42,309	2,465,853
LOTTE Himart Co Ltd	33,596	2,377,379
Nasmedia Co Ltd	22,825	1,174,791
OCI Co Ltd	17,741	1,641,354
SFA Engineering Corp	57,980	1,704,057
Silicon Works Co Ltd	64,280	2,080,466
SK Discovery Co Ltd	44,754	1,480,210
SL Corp	84,644	1,378,968

		33,197,601

Spain - 2.8%

Atento SA	172,080	1,178,748
Atlantica Yield PLC	106,831	2,155,849
Bankinter SA	323,663	3,140,501
Cia de Distribucion Integral Logista Holdings SA	76,309	1,969,415
Construcciones y Auxiliar de Ferrocarriles SA	42,074	2,013,536
Enagas SA	141,574	4,129,181
Ence Energia y Celulosa SA	518,688	4,584,751
Talgo SA ~	174,922	1,046,424

		20,218,405

Sweden - 3.0%

Ahlsell AB ~	304,910	1,794,770
Evolution Gaming Group AB ~	33,404	2,067,001
Hemfosa Fastigheter AB	177,501	2,073,274
Holmen AB ‘B’	108,954	2,467,793
JM AB	75,331	1,341,643
Loomis AB ‘B’	74,462	2,579,752
NCC AB ‘B’	107,134	1,776,439
Nobia AB	182,368	1,400,276
Peab AB	202,506	1,522,763
SSAB AB ‘A’	593,124	2,789,366
Wihlborgs Fastigheter AB	175,576	2,026,882

		21,839,959

Switzerland - 7.4%

Adecco Group AG	63,825	3,766,573
Barry Callebaut AG	1,827	3,273,832
BKW AG	28,849	1,862,044
Bucher Industries AG	5,420	1,807,941
Coca-Cola HBC AG	138,458	4,608,524
EFG International AG	354,877	2,649,016
GAM Holding AG	147,746	2,031,626
Georg Fischer AG	3,496	4,464,334
Julius Baer Group Ltd	82,102	4,808,831
Leonteq AG *	26,511	1,521,343
Logitech International SA	65,876	2,886,086
Oriflame Holding AG	114,014	3,661,048
PSP Swiss Property AG	28,475	2,639,805
Siegfried Holding AG	6,154	2,460,081
Sika AG	18,180	2,511,921
Straumann Holding AG ~	8,968	6,801,204
VAT Group AG ~	15,272	2,033,515

		53,787,724

	Shares	Value
United Kingdom - 11.6%

Auto Trader Group PLC ~	410,265	$2,299,286
B&M European Value Retail SA	571,120	3,033,998
Barratt Developments PLC	213,500	1,447,298
Bellway PLC	100,983	3,989,413
Brewin Dolphin Holdings PLC	365,461	1,708,277
Centamin PLC	1,102,351	1,728,414
Charter Court Financial Services Group PLC * ~	390,632	1,718,284
Chemring Group PLC	707,875	2,078,636
Computacenter PLC	112,069	2,135,114
Costain Group PLC	231,838	1,344,491
Drax Group PLC	520,000	2,243,022
EI Group PLC *	557,008	1,069,349
esure Group PLC	517,487	1,479,865
Fevertree Drinks PLC	154,481	6,886,645
Hansteen Holdings PLC REIT *	782,756	1,076,430
Hiscox Ltd	173,402	3,480,004
IG Group Holdings PLC	242,797	2,753,091
Inchcape PLC	285,244	2,932,455
Indivior PLC *	305,163	1,536,647
JPJ Group PLC *	260,049	3,290,020
Jardine Lloyd Thompson Group PLC	133,804	2,260,325
Man Group PLC	1,113,683	2,581,644
On the Beach Group PLC ~	241,090	1,597,257
OneSavings Bank PLC	357,732	1,930,440
Paragon Banking Group PLC	374,517	2,361,352
Persimmon PLC	110,194	3,670,529
Premier Oil PLC *	1,780,610	3,010,909
QinetiQ Group PLC	885,753	3,143,656
Rightmove PLC	33,187	2,319,852
Spectris PLC	79,226	2,722,077
Tate & Lyle PLC	338,771	2,883,063
Taylor Wimpey PLC	1,294,644	3,047,622
WH Smith PLC	70,571	1,857,574
Workspace Group PLC REIT	160,502	2,281,441

		83,898,480

United States - 1.0%

Argonaut Gold Inc *	1,072,100	1,883,810
ICON PLC *	38,597	5,115,261

		6,999,071

Total Common Stocks (Cost $583,588,663)		704,809,036

	Principal Amount

SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $16,110,002; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $16,435,856)	$16,109,532	16,109,532

Total Short-Term Investment (Cost $16,109,532)		16,109,532

TOTAL INVESTMENTS - 99.5% (Cost $599,698,195)		720,918,568

OTHER ASSETS & LIABILITIES, NET - 0.5%		3,470,582

NET ASSETS - 100.0%		$724,389,150

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	21.3%
Industrial	19.0%
Consumer, Cyclical	15.3%
Consumer, Non-Cyclical	14.6%
Basic Materials	10.8%
Technology	5.2%
Utilities	3.8%
Energy	3.7%
Communications	3.3%
Others (each less than 3.0%)	2.5%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	As of June 30, 2018, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	24.3%
United Kingdom	11.6%
Switzerland	7.4%
Australia	6.8%
Germany	6.4%
Canada	5.5%
France	4.8%
South Korea	4.6%
Denmark	4.0%
United States (Includes Short-Term Investment)	3.2%
Sweden	3.0%
Others (each less than 3.0%)	17.9%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$49,126,053	$-	$49,126,053	$-
	Austria	3,338,973	-	3,338,973	-
	Canada	39,605,272	39,605,272	-	-
	China	2,968,307	-	2,968,307	-
	Denmark	28,699,358	-	28,699,358	-
	Finland	4,155,364	-	4,155,364	-
	France	34,668,202	-	34,668,202	-
	Germany	46,781,292	-	46,781,292	-
	Hong Kong	17,146,781	2,314,380	14,832,401	-
	India	2,700,698	-	2,700,698	-
	Ireland	1,604,869	1,604,869	-	-
	Israel	5,998,413	2,293,905	3,704,508	-
	Italy	19,395,078	-	19,395,078	-
	Japan	176,097,756	-	176,097,756	-
	Luxembourg	2,071,763	2,071,763	-	-
	Malta	2,998,169	-	2,998,169	-
	Netherlands	21,524,787	1,446,595	20,078,192	-
	New Zealand	6,216,459	-	6,216,459	-
	Norway	1,815,077	-	1,815,077	-
	Peru	1,324,206	-	1,324,206	-
	Singapore	16,630,919	-	16,630,919	-
	South Korea	33,197,601	-	33,197,601	-
	Spain	20,218,405	3,334,597	16,883,808	-
	Sweden	21,839,959	-	21,839,959	-
	Switzerland	53,787,724	-	53,787,724	-
	United Kingdom	83,898,480	8,730,932	75,167,548	-
	United States	6,999,071	6,999,071	-	-

	Total Common Stocks	704,809,036	68,401,384	636,407,652	-

	Short-Term Investment	16,109,532	-	16,109,532	-

	Total	$720,918,568	$68,401,384	$652,517,184	$-

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To

$112,166,746	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.4%

Brazil - 0.4%

Telefonica Brasil SA Exp 07/17/18	641,700	$7,573,078

Total Preferred Stocks (Cost $9,391,725)		7,573,078

COMMON STOCKS - 97.7%

Argentina - 0.5%

YPF SA ADR	694,524	9,431,636

Belgium - 1.3%

Ageas	481,959	24,263,293

Brazil - 0.5%

Petroleo Brasileiro SA ADR *	858,054	8,606,282

Canada - 2.3%

ARC Resources Ltd	407,786	4,212,326
Barrick Gold Corp (TSE)	1,311,920	17,234,137
Cameco Corp (NYSE)	447,439	5,033,689
Eldorado Gold Corp *	1,882,999	1,870,760
Kinross Gold Corp *	2,438,490	9,168,722
Tourmaline Oil Corp	273,281	4,882,950

		42,402,584

China - 5.2%

China Mobile Ltd	2,832,940	25,136,519
China Telecom Corp Ltd ‘H’	53,272,305	24,997,365
China Unicom Hong Kong Ltd	18,902,425	23,561,583
Dongfeng Motor Group Co Ltd ‘H’	21,207,920	22,353,446

		96,048,913

Denmark - 0.9%

AP Moller - Maersk AS ‘B’	13,929	17,231,562

Finland - 0.5%

Nokia OYJ (OMXH)	1,509,665	8,659,252

France - 11.6%

Air France-KLM *	2,217,568	18,122,361
Alstom SA	367,672	16,868,212
BNP Paribas SA	512,532	31,703,632
Cie de Saint-Gobain	597,118	26,598,585
Engie SA	1,199,278	18,344,744
Renault SA	75,757	6,418,238
Rexel SA	1,281,969	18,402,805
Societe Generale SA	558,765	23,484,831
TOTAL SA	878,107	53,323,693

		213,267,101

Germany - 3.1%

CECONOMY AG	1,008,203	8,384,788
E.ON SE	1,675,454	17,851,118
METRO AG	980,474	12,083,197
RWE AG *	622,373	14,143,129
Salzgitter AG	129,426	5,631,064

		58,093,296

	Shares	Value

India - 1.0%

Canara Bank	1,713,941	$6,307,785
NTPC Ltd	5,182,941	12,087,097

		18,394,882

Ireland - 0.8%

Bank of Ireland Group PLC	1,801,217	13,977,845

Italy - 7.2%

Assicurazioni Generali SPA	1,513,724	25,306,391
BPER Banca	2,844,125	15,518,493
Eni SPA	2,435,319	45,154,148
Saipem SPA *	4,094,960	18,780,174
UniCredit SPA	1,718,351	28,480,635

		133,239,841

Japan - 26.0%

Benesse Holdings Inc	148,363	5,261,281
Canon Inc	518,048	16,987,583
Chiyoda Corp	652,104	5,654,202
Citizen Watch Co Ltd	1,151,742	7,552,325
Dai-ichi Life Holdings Inc	1,136,098	20,219,858
DeNA Co Ltd	596,817	11,175,826
Eisai Co Ltd	215,180	15,146,523
Fuji Media Holdings Inc	418,230	7,136,808
Fujitsu Ltd	3,782,709	22,891,122
Gree Inc *	1,415,538	7,570,762
Hitachi Metals Ltd	834,030	8,647,873
Honda Motor Co Ltd	1,335,660	39,162,866
Ibiden Co Ltd	381,060	6,088,808
Inpex Corp	1,574,440	16,351,941
JGC Corp	821,555	16,525,571
JSR Corp	1,193,440	20,281,623
Mitsubishi Heavy Industries Ltd	722,660	26,269,663
Mitsubishi UFJ Financial Group Inc	5,457,168	30,914,201
Mizuho Financial Group Inc	17,828,660	30,032,111
Nikon Corp	584,780	9,293,566
Nippon Television Holdings Inc	591,835	9,975,278
Sankyo Co Ltd	250,519	9,796,491
Shimamura Co Ltd	48,010	4,220,940
Sumitomo Mitsui Financial Group Inc	895,638	34,935,243
Sumitomo Mitsui Trust Holdings Inc	572,641	22,592,747
Suzuken Co Ltd	31,193	1,319,134
T&D Holdings Inc	1,849,296	27,735,852
Takeda Pharmaceutical Co Ltd	677,903	28,518,072
Yahoo Japan Corp	4,998,960	16,560,876

		478,819,146

Netherlands - 3.8%

ING Groep NV	1,529,631	21,957,109
PostNL NV	2,996,443	11,229,060
Royal Dutch Shell PLC ‘B’	1,046,255	37,469,534

		70,655,703

Norway - 0.3%

Storebrand ASA	641,228	5,160,971

Russia - 3.3%

Gazprom PJSC ADR (SEAQ)	5,413,150	23,721,235
LUKOIL PJSC ADR (SEAQ)	384,652	26,195,505
Sberbank of Russia PJSC ADR (OTC)	1,200	17,226
Sberbank of Russia PJSC ADR (SEAQ)	740,028	10,585,736

		60,519,702

South Africa - 2.6%

Anglo American Platinum Ltd	259,383	6,765,056
Anglo American PLC	1,039,825	23,085,072

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Gold Fields Ltd ADR	4,414,814	$15,760,886
Impala Platinum Holdings Ltd *	1,606,348	2,371,317

		47,982,331

South Korea - 4.1%

KB Financial Group Inc	377,201	17,755,505
Kia Motors Corp	713,475	19,712,960
KT Corp ADR	1,637,543	21,746,571
Shinhan Financial Group Co Ltd	412,123	15,956,630

		75,171,666

Spain - 1.1%

CaixaBank SA (SIBE)	4,757,800	20,478,924

Sweden - 1.4%

Telefonaktiebolaget LM Ericsson ‘B’	3,454,393	26,613,325

Switzerland - 6.5%

Adecco Group AG	418,220	24,680,866
Julius Baer Group Ltd	279,518	16,371,769
LafargeHolcim Ltd (XVTX) *	485,839	23,622,593
UBS Group AG (XVTX) *	2,391,772	36,666,710
Zurich Insurance Group AG	60,013	17,747,634

		119,089,572

Taiwan - 0.9%

MediaTek Inc	693,860	6,810,993
Shin Kong Financial Holding Co Ltd	27,268,860	10,488,991

		17,299,984

United Kingdom - 12.8%

AstraZeneca PLC	548,447	37,934,532
BP PLC	6,998,433	53,247,697
BT Group PLC	6,563,492	18,828,980
Centrica PLC	10,495,901	21,793,485
HSBC Holdings PLC	4,513,949	42,179,916
J Sainsbury PLC	5,853,915	24,772,410
Marks & Spencer Group PLC	3,965,485	15,403,804
Standard Chartered PLC	2,317,248	21,048,528

		235,209,352

Total Common Stocks (Cost $1,811,840,226)		1,800,617,163

EXCHANGE-TRADED FUND - 0.1%

iShares Core MSCI EAFE	15,826	1,002,894

Total Exchange-Traded Fund (Cost $1,035,455)		1,002,894

	Principal Amount	Value

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $29,177,981; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $29,761,321)	$29,177,130	$29,177,130

Total Short-Term Investment (Cost $29,177,130)		29,177,130

TOTAL INVESTMENTS - 99.8% (Cost $1,851,444,536)		1,838,370,265

OTHER ASSETS & LIABILITIES, NET - 0.2%		4,577,917

NET ASSETS - 100.0%		$1,842,948,182

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	29.9%
Energy	16.4%
Communications	10.4%
Consumer, Cyclical	9.2%
Consumer, Non-Cyclical	9.2%
Industrial	8.6%
Basic Materials	6.3%
Utilities	4.6%
Technology	3.6%
Others (each less than 3.0%)	1.6%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	As of June 30, 2018, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	26.0%
United Kingdom	12.8%
France	11.6%
Italy	7.2%
Switzerland	6.5%
China	5.2%
South Korea	4.1%
Netherlands	3.8%
Russia	3.3%
Germany	3.1%
Others (each less than 3.0%)	16.2%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$7,573,078	$7,573,078	$-	$-
	Common Stocks
	Argentina	9,431,636	9,431,636	-	-
	Belgium	24,263,293	-	24,263,293	-
	Brazil	8,606,282	8,606,282	-	-
	Canada	42,402,584	42,402,584	-	-
	China	96,048,913	-	96,048,913	-
	Denmark	17,231,562	-	17,231,562	-
	Finland	8,659,252	-	8,659,252	-
	France	213,267,101	-	213,267,101	-
	Germany	58,093,296	-	58,093,296	-
	India	18,394,882	-	18,394,882	-
	Ireland	13,977,845	-	13,977,845	-
	Italy	133,239,841	-	133,239,841	-
	Japan	478,819,146	-	478,819,146	-
	Netherlands	70,655,703	-	70,655,703	-
	Norway	5,160,971	-	5,160,971	-
	Russia	60,519,702	17,226	60,502,476	-
	South Africa	47,982,331	18,132,203	29,850,128	-
	South Korea	75,171,666	21,746,571	53,425,095	-
	Spain	20,478,924	-	20,478,924	-
	Sweden	26,613,325	-	26,613,325	-
	Switzerland	119,089,572	-	119,089,572	-
	Taiwan	17,299,984	-	17,299,984	-
	United Kingdom	235,209,352	-	235,209,352	-

	Total Common Stocks	1,800,617,163	100,336,502	1,700,280,661	-

	Exchange-Traded Fund	1,002,894	1,002,894	-	-
	Short-Term Investment	29,177,130	-	29,177,130	-

	Total	$1,838,370,265	$108,912,474	$1,729,457,791	$-

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To

$93,165,423	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
9,944,396	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
RIGHTS - 0.1%

Consumer, Non-Cyclical - 0.1%

Dyax Corp - Contingent Value Rights * Ω ±	84,900	$194,421

Total Rights (Cost $94,239)		194,421

COMMON STOCKS - 97.5%

Consumer, Non-Cyclical - 96.9%

Abbott Laboratories	280,900	17,132,091
ACADIA Pharmaceuticals Inc *	42,500	648,975
Acceleron Pharma Inc *	41,400	2,008,728
Agios Pharmaceuticals Inc *	17,800	1,499,294
Alexion Pharmaceuticals Inc *	32,600	4,047,290
Allergan PLC	41,572	6,930,884
Alnylam Pharmaceuticals Inc *	17,300	1,703,877
Amedisys Inc *	45,800	3,914,068
AmerisourceBergen Corp	18,700	1,594,549
Amgen Inc	32,619	6,021,141
Amicus Therapeutics Inc *	25,865	404,011
AnaptysBio Inc *	1,700	120,768
Anthem Inc	41,200	9,806,836
Apellis Pharmaceuticals Inc *	16,849	370,678
Arena Pharmaceuticals Inc *	28,952	1,262,307
Argenx SE ADR * (Netherlands)	5,128	424,906
Assembly Biosciences Inc *	2,600	101,946
AstraZeneca PLC (United Kingdom)	79,562	5,503,079
AstraZeneca PLC ADR (United Kingdom)	72,600	2,548,986
Baxter International Inc	124,700	9,207,848
Becton Dickinson & Co	31,781	7,613,456
Biogen Inc *	29,188	8,471,525
Biohaven Pharmaceutical Holding Co Ltd *	8,174	323,036
BioMarin Pharmaceutical Inc *	37,300	3,513,660
Bluebird Bio Inc *	2,500	392,375
Blueprint Medicines Corp *	4,000	253,920
Boston Scientific Corp *	481,488	15,744,658
Bristol-Myers Squibb Co	120,648	6,676,660
Cellectis SA ADR * (France)	17,395	492,105
Centene Corp *	49,200	6,061,932
Charles River Laboratories International Inc *	8,318	933,779
Chugai Pharmaceutical Co Ltd (Japan)	18,400	963,434
Cigna Corp	45,700	7,766,715
Cytokinetics Inc *	13,100	108,730
DaVita Inc *	62,700	4,353,888
Edwards Lifesciences Corp *	36,200	5,269,634
Eidos Therapeutics Inc *	5,231	106,399
Eli Lilly & Co	78,000	6,655,740
Galapagos NV ADR * (Belgium)	6,600	608,388
Gilead Sciences Inc	99,100	7,020,244
Global Blood Therapeutics Inc *	6,150	277,980
Globus Medical Inc ‘A’ *	28,300	1,428,018
Halozyme Therapeutics Inc *	48,100	811,447
HCA Healthcare Inc	20,491	2,102,377
HealthEquity Inc *	14,700	1,103,970
Humana Inc	31,800	9,464,634
Incyte Corp *	26,500	1,775,500
InflaRx NV * (Germany)	33,941	1,094,597
Insmed Inc *	78,081	1,846,616
Intercept Pharmaceuticals Inc *	3,000	251,730
Intuitive Surgical Inc *	14,000	6,698,720
iRhythm Technologies Inc *	17,739	1,439,165
Jazz Pharmaceuticals PLC *	12,000	2,067,600
Johnson & Johnson	48,600	5,897,124
Madrigal Pharmaceuticals Inc *	2,400	671,256

	Shares	Value
Masimo Corp *	44,200	$4,316,130
Medtronic PLC	195,758	16,758,842
Merck & Co Inc	126,866	7,700,766
Merck KGaA (Germany)	32,700	3,183,258
Molina Healthcare Inc *	13,100	1,283,014
Myovant Sciences Ltd *	18,789	429,704
Nektar Therapeutics *	8,500	415,055
Neurocrine Biosciences Inc *	10,500	1,031,520
Nevro Corp *	28,500	2,275,725
Novartis AG ADR (Switzerland)	39,100	2,953,614
Novo Nordisk AS ADR (Denmark)	85,800	3,957,096
Ovid therapeutics Inc *	5,196	40,529
Pfizer Inc	538,821	19,548,426
QIAGEN NV *	55,700	2,014,112
Quest Diagnostics Inc	92,200	10,136,468
Reata Pharmaceuticals Inc ‘A’ *	6,924	242,132
Regeneron Pharmaceuticals Inc *	5,675	1,957,818
ResMed Inc	37,200	3,853,176
Sage Therapeutics Inc *	15,569	2,437,016
Sanofi (France)	24,200	1,942,280
Sanofi ADR (France)	59,700	2,388,597
Sarepta Therapeutics Inc *	44,696	5,907,917
Seattle Genetics Inc *	58,200	3,863,898
Service Corp International	68,800	2,462,352
Spark Therapeutics Inc *	10,470	866,497
Spectrum Pharmaceuticals Inc *	64,300	1,347,728
Stryker Corp	79,800	13,475,028
Syndax Pharmaceuticals Inc *	18,086	126,964
Teladoc Inc *	43,000	2,496,150
Teleflex Inc	9,600	2,574,816
TESARO Inc *	20,657	918,617
Teva Pharmaceutical Industries Ltd ADR * (Israel)	41,000	997,120
The Cooper Cos Inc	5,617	1,322,523
The Medicines Co *	21,500	789,050
Theravance Biopharma Inc *	5,400	122,472
Thermo Fisher Scientific Inc	31,900	6,607,766
Tricida Inc *	10,715	320,379
Ultragenyx Pharmaceutical Inc *	24,800	1,906,376
UnitedHealth Group Inc	136,101	33,391,019
Universal Health Services Inc ‘B’	19,000	2,117,360
Varian Medical Systems Inc *	17,200	1,955,984
Vertex Pharmaceuticals Inc *	39,100	6,645,436
WellCare Health Plans Inc *	7,400	1,822,176
Wuxi Biologics Cayman Inc * ~ (China)	139,500	1,547,492
Zoetis Inc	62,500	5,324,375

		383,288,047

Industrial - 0.6%

Agilent Technologies Inc	37,200	2,300,448

Total Common Stocks (Cost $315,697,574)		385,588,495

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $8,588,067; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $8,762,604)	$8,587,817	$8,587,817

Total Short-Term Investment (Cost $8,587,817)		8,587,817

TOTAL INVESTMENTS - 99.8% (Cost $324,379,630)		394,370,733

DERIVATIVES - 0.1%
(See Notes (c) in Notes to Schedule of Investments)		202,842

OTHER ASSETS & LIABILITIES, NET - 0.1%		757,803

NET ASSETS - 100.0%		$395,331,378

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by health care sector as a percentage of net assets was as follows:

Medical-Drugs	23.0%
Medical-HMO	17.6%
Medical-Biomedical/Gene	15.7%
Medical Products	14.2%
Medical Instruments	11.9%
Medical Labs &Testing Srv	3.4%
Others (each less than 3.0%)	11.8%

97.6%
Short-Term Investment	2.2%
Derivatives	0.1%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)

An investment with a value of $194,421 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Forward foreign currency contracts outstanding as of June 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,666,377	EUR	2,964,200	07/18	BOA	$202,842	$-

Total Forward Foreign Currency Contracts						$202,842	$-

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$194,421	$-	$-	$194,421
	Common Stocks
	Consumer, Non-Cyclical	383,288,047	370,148,504	13,139,543	-
	Industrial	2,300,448	2,300,448	-	-

	Total Common Stocks	385,588,495	372,448,952	13,139,543	-

	Short-Term Investment	8,587,817	-	8,587,817	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	202,842	-	202,842	-

	Total	$394,573,575	$372,448,952	$21,930,202	$194,421

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%

Consumer, Cyclical - 4.6%

Extended Stay America Inc	179,100	$3,870,351
Hilton Grand Vacations Inc	109,360	3,794,792
Hilton Worldwide Holdings Inc	164,100	12,990,156

		20,655,299

Financial - 93.0%

Alexandria Real Estate Equities Inc REIT	141,740	17,883,336
American Homes 4 Rent ‘A’ REIT	213,700	4,739,866
American Tower Corp REIT	61,400	8,852,038
Apartment Investment & Management Co ‘A’ REIT	300,840	12,725,532
AvalonBay Communities Inc REIT	145,588	25,025,121
Boston Properties Inc REIT	53,100	6,659,802
Corporate Office Properties Trust REIT	92,100	2,669,979
Crown Castle International Corp REIT	54,600	5,886,972
CubeSmart REIT	232,300	7,484,706
DCT Industrial Trust Inc REIT	128,820	8,596,159
Duke Realty Corp REIT	310,680	9,019,040
EPR Properties REIT	136,450	8,840,596
Equinix Inc REIT	74,960	32,224,555
Equity LifeStyle Properties Inc REIT	69,300	6,368,670
Equity Residential REIT	68,870	4,386,330
Essex Property Trust Inc REIT	86,030	20,567,192
Extra Space Storage Inc REIT	124,110	12,387,419
First Industrial Realty Trust Inc REIT	121,100	4,037,474
GGP Inc REIT	103,770	2,120,021
HCP Inc REIT	156,070	4,029,727
Healthcare Trust of America Inc ‘A’ REIT	424,820	11,453,147
Hudson Pacific Properties Inc REIT	169,080	5,990,504
Invitation Homes Inc REIT	893,100	20,594,886
Kilroy Realty Corp REIT	155,000	11,724,200
Physicians Realty Trust REIT	236,640	3,772,042
Prologis Inc REIT	335,411	22,033,149
Public Storage REIT	43,000	9,754,980
Regency Centers Corp REIT	257,071	15,958,968
Simon Property Group Inc REIT	199,000	33,867,810
SL Green Realty Corp REIT	81,000	8,142,930
Spirit MTA REIT	57,680	594,104
Spirit Realty Capital Inc REIT	576,800	4,631,704
STORE Capital Corp REIT	340,230	9,322,302
Sun Communities Inc REIT	107,530	10,525,036
Sunstone Hotel Investors Inc REIT	455,500	7,570,410
Tanger Factory Outlet Centers Inc REIT	156,900	3,685,581
Terreno Realty Corp REIT	88,800	3,345,096
VICI Properties Inc REIT	59,000	1,217,760
Vornado Realty Trust REIT	48,550	3,588,816
Welltower Inc REIT	275,300	17,258,557
Weyerhaeuser Co REIT	147,100	5,363,266

		414,899,783

	Shares	Value

Technology - 2.0%

InterXion Holding NV (Netherlands)	143,750	$8,972,875

Total Common Stocks (Cost $420,456,648)		444,527,957

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $1,315,485; collateralized by U.S. Treasury Notes: 1.375% due 04/30/21 and value $1,346,579)	$1,315,446	1,315,446

Total Short-Term Investment (Cost $1,315,446)		1,315,446

TOTAL INVESTMENTS - 99.9% (Cost $421,772,094)		445,843,403

OTHER ASSETS & LIABILITIES, NET - 0.1%		376,492

NET ASSETS - 100.0%		$446,219,895

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by property sector as a percentage of net assets was as follows:

REITS-Apartments	19.7%
REITS-Diversified	16.9%
REITS-Office Property	11.9%
REITS-Regional Malls	8.9%
REITS-Warehouse/Industrial	8.5%
REITS-Health Care	8.2%
REITS-Storage	6.7%
REITS-Hotels & Motels	4.6%
REITS-Manufactured Homes	3.8%
REITS-Shopping Centers	3.6%
REITS-Single Tenant	3.1%
Others (each less than 3.0%)	3.7%

99.6%
Short-Term Investment	0.3%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$444,527,957	$444,527,957	$-	$-
	Short-Term Investment	1,315,446	-	1,315,446	-

	Total	$445,843,403	$444,527,957	$1,315,446	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Communications - 32.6%

Alibaba Group Holding Ltd ADR * (China)	18,522	$3,436,387
Alphabet Inc ‘A’ *	13,365	15,091,624
Amazon.com Inc *	6,295	10,700,241
Booking Holdings Inc *	202	409,472
Comcast Corp ‘A’	35,963	1,179,946
Facebook Inc ‘A’ *	66,809	12,982,325
GoDaddy Inc ‘A’ *	22,753	1,606,362
iQIYI Inc ADR * (China)	43,732	1,412,544
Netflix Inc *	13,103	5,128,907
RingCentral Inc ‘A’ *	10,897	766,604
Zendesk Inc *	13,757	749,619

		53,464,031

Consumer, Non-Cyclical - 9.5%

Bio-Techne Corp	6,271	927,794
Evo Payments Inc ‘A’ *	23,924	492,356
FleetCor Technologies Inc *	7,982	1,681,408
Global Payments Inc	24,671	2,750,570
Grand Canyon Education Inc *	12,097	1,350,146
IHS Markit Ltd *	22,806	1,176,562
PayPal Holdings Inc *	35,225	2,933,186
Total System Services Inc	23,813	2,012,675
TransUnion	17,600	1,260,864
Verisk Analytics Inc *	9,217	992,118

		15,577,679

Financial - 8.8%

Mastercard Inc ‘A’	27,812	5,465,614
Nasdaq Inc	17,661	1,611,920
Pagseguro Digital Ltd ‘A’ * (Brazil)	28,032	777,888
TD Ameritrade Holding Corp	19,111	1,046,709
Visa Inc ‘A’	42,351	5,609,390

		14,511,521

Industrial - 4.4%

Amphenol Corp ‘A’	18,350	1,599,203
FLIR Systems Inc	21,571	1,121,045
Harris Corp	10,004	1,445,978
Northrop Grumman Corp	4,243	1,305,571
TE Connectivity Ltd	18,854	1,697,991

		7,169,788

Technology - 41.9%

Activision Blizzard Inc	30,983	2,364,623
Adobe Systems Inc *	27,427	6,686,977
Adyen NV * ~ (Netherlands)	1	551
Apple Inc	19,945	3,692,019
Applied Materials Inc	42,383	1,957,671
Autodesk Inc *	15,027	1,969,889
Broadcom Inc	11,046	2,680,201
CACI International Inc ‘A’ *	7,780	1,311,319
Cognizant Technology Solutions Corp ‘A’	37,304	2,946,643
Constellation Software Inc (Canada)	2,073	1,607,673
DocuSign Inc *	1,798	95,204
Dropbox Inc ‘A’ *	26,923	872,844
DXC Technology Co	58,527	4,717,861
Electronic Arts Inc *	17,091	2,410,173
EPAM Systems Inc *	9,994	1,242,554
Fidelity National Information Services Inc	25,202	2,672,168
First Data Corp ‘A’ *	51,918	1,086,644
Fiserv Inc *	31,505	2,334,205
Microchip Technology Inc	40,426	3,676,745
Microsoft Corp	66,285	6,536,364
New Relic Inc *	7,667	771,223
NVIDIA Corp	4,211	997,586
Pluralsight Inc ‘A’ *	9,879	241,542

	Shares	Value
Presidio Inc *	110,583	$1,448,637
PTC Inc *	15,334	1,438,482
Rapid7 Inc *	29,242	825,209
Red Hat Inc *	9,042	1,214,974
salesforce.com Inc *	52,071	7,102,484
ServiceNow Inc *	8,932	1,540,502
Silicon Laboratories Inc *	9,633	959,447
Take-Two Interactive Software Inc *	11,519	1,363,389

		68,765,803

Total Common Stocks (Cost $109,860,894)		159,488,822

	Principal Amount

SHORT-TERM INVESTMENT - 2.1%

U.S. Government Agency Issue - 2.1%

Federal Home Loan Bank 1.521% due 07/02/18	$3,469,000	3,469,000

Total Short-Term Investment (Cost $3,468,856)		3,469,000

TOTAL INVESTMENTS - 99.3% (Cost $113,329,750)		162,957,822

OTHER ASSETS & LIABILITIES, NET - 0.7%		1,097,075

NET ASSETS - 100.0%		$164,054,897

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by technology sector as a percentage of net assets was as follows:

Applications Software	11.8%
Internet Content-Entertainment	11.0%
Web Portals/ISP	9.2%
E-Commerce/Products	8.6%
Commercial Services-Finance	7.5%
Finance-Credit Card	7.2%
Computer Services	7.1%
Electronic Components-Semiconductor	5.1%
Electronic Forms	4.1%
Data Processing/Management	3.8%
Entertainment Software	3.8%
Others (each less than 3.0%)	18.0%

97.2%
Short-Term Investment	2.1%
Other Assets & Liabilities, Net	0.7%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$159,488,822	$159,488,822	$-	$-
	Short-Term Investment	3,469,000	-	3,469,000	-

	Total	$162,957,822	$159,488,822	$3,469,000	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 33.4%

Germany - 8.8%

Kreditanstalt fuer Wiederaufbau
1.000% due 09/07/18	$26,100,000	$26,045,101
1.125% due 08/06/18	18,600,000	18,582,586
4.500% due 07/16/18	39,000,000	39,033,382

		83,661,069

Multi-National - 24.6%

Asian Development Bank 1.750% due 09/11/18	30,000,000	29,966,650
European Investment Bank
1.250% due 05/15/19	20,000,000	19,795,335
1.875% due 03/15/19	20,000,000	19,928,578
Inter-American Development Bank
1.750% due 08/24/18	30,000,000	29,982,720
2.138% (USD LIBOR + 0.040%) due 11/26/18 §	20,000,000	19,998,182
2.356% (USD LIBOR + 0.030%) due 09/12/18 §	10,000,000	10,000,473
2.548% (USD LIBOR + 0.200%) due 07/15/21 §	10,000,000	10,052,423
International Bank for Reconstruction & Development
1.000% due 10/05/18	21,800,000	21,736,889
2.155% (USD LIBOR + 0.070%) due 04/17/19 §	20,000,000	20,009,354
International Finance Corp
1.250% due 11/27/18	21,000,000	20,919,564
1.750% due 09/04/18	20,000,000	19,979,634
2.391% (USD LIBOR + 0.060%) due 01/09/19 §	11,500,000	11,504,160

		233,873,962

Total Corporate Bonds & Notes (Cost $317,649,406)		317,535,031

U.S. TREASURY OBLIGATIONS - 6.5%

U.S. Treasury Notes - 6.5%

1.000% due 09/15/18 ‡	62,100,000	61,982,037

Total U.S. Treasury Obligations (Cost $62,052,478)		61,982,037

FOREIGN GOVERNMENT BONDS & NOTES - 27.7%

Canada - 5.9%

Canadian Government 0.500% due 02/01/19	CAD 74,000,000	55,947,073

France - 4.9%

French Republic Government OAT 1.000% due 05/25/19 ~	EUR 39,100,000	46,306,947

Germany - 5.9%

Bundesrepublik Deutschland Bundesanleihe 3.750% due 01/04/19 ~	47,000,000	56,141,199

Sweden - 5.2%

Sweden Government
1.125% due 03/15/19 ~	$30,000,000	29,736,030
1.000% due 10/05/18 ~	20,000,000	19,938,160

		49,674,190

	Principal Amount	Value
United Kingdom - 5.8%

United Kingdom Gilt 1.250% due 07/22/18 ~	GBP 42,100,000	$55,589,275

Total Foreign Government Bonds & Notes (Cost $269,146,672)		263,658,684

SHORT-TERM INVESTMENTS - 31.7%

Repurchase Agreement - 25.4%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $241,853,781; collateralized by U.S. Treasury Notes: 2.000% - 2.625% due 11/15/20 - 11/30/20 and value $246,691,588)	$241,846,727	241,846,727

U.S. Treasury Bills - 6.3%

1.666% due 08/09/18 ‡	20,000,000	19,961,551
1.786% due 07/05/18	20,000,000	19,997,261
1.947% due 10/04/18	20,000,000	19,900,647

		59,859,459

Total Short-Term Investments (Cost $301,706,759)		301,706,186

TOTAL INVESTMENTS - 99.3% (Cost $950,555,315)		944,881,938

DERIVATIVES - 2.5%
(See Notes (c) through (d) in Notes to Schedule of Investments)		23,346,713

OTHER ASSETS & LIABILITIES, NET - (1.8%)		(16,888,560)

NET ASSETS - 100.0%		$951,340,091

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	33.4%
Short-Term Investments	31.7%
Foreign Government Bonds & Notes	27.7%
U.S. Treasury Obligations	6.5%

	99.3%
Derivatives	2.5%
Other Assets & Liabilities, Net	(1.8%	)

	100.0%

(b)

As of June 30, 2018, investments with a total aggregate values of $14,923,366 were fully or partially segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts and option contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of June 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
AUD	145,453,834	USD	110,411,068	08/18	CIT	$-	($2,749,635)
AUD	37,483,366	USD	28,668,666	08/18	JPM	-	(924,379)
AUD	101,548,701	USD	77,698,770	08/18	RBC	-	(2,534,862)
AUD	58,946,331	USD	44,571,384	08/18	UBS	-	(940,727)
CAD	85,974,828	USD	64,705,000	07/18	GSC	715,975	-
CAD	1,210,256	USD	922,100	08/18	ANZ	-	(693)
CAD	114,281,701	USD	85,999,647	08/18	JPM	1,006,684	-
CAD	47,255,319	USD	36,006,000	08/18	RBC	-	(29,008)
CAD	128,449,488	USD	96,645,890	08/18	RBC	1,146,833	-
CHF	73,369,203	USD	73,856,285	08/18	GSC	556,346	-
CHF	87,364,784	USD	89,031,906	08/18	JPM	-	(424,655)
CHF	36,522,223	USD	36,928,100	08/18	UBS	113,528	-
COP	200,940,618,464	USD	70,197,596	07/18	BRC	-	(1,698,948)
EUR	31,720,121	USD	36,732,693	08/18	UBS	451,409	-
GBP	64,842,439	USD	86,647,979	08/18	CIT	-	(874,973)
GBP	136,621,433	USD	182,413,219	08/18	GSC	-	(1,691,595)
GBP	21,492,290	USD	28,947,321	08/18	JPM	-	(517,509)
GBP	18,251,684	USD	24,583,011	08/18	SCB	-	(439,844)
INR	4,767,790,000	USD	70,226,094	07/18	JPM	-	(769,922)
JPY	23,201,800,000	USD	211,492,842	07/18	CIB	-	(1,652,284)
JPY	1,929,601,062	USD	17,636,262	08/18	ANZ	-	(146,809)
JPY	1,375,866,796	USD	12,575,559	08/18	CIT	-	(105,024)
JPY	8,064,738,678	USD	73,856,300	08/18	GSC	-	(759,394)
JPY	11,969,552,335	USD	109,650,965	08/18	JPM	-	(1,161,741)
JPY	22,065,557,368	USD	202,011,896	08/18	SCB	-	(2,014,843)
JPY	3,296,775,343	USD	30,080,067	08/18	SGN	-	(198,866)
JPY	17,712,150,944	USD	161,750,287	08/18	UBS	-	(1,211,492)
MXN	5,643,450,000	USD	272,948,621	07/18	GSC	10,319,269	-
MYR	286,631,000	USD	71,595,104	07/18	GSC	-	(614,626)
NOK	561,690,000	USD	70,296,484	07/18	GSC	-	(1,274,763)
NOK	999,638,370	USD	124,580,312	08/18	BRC	-	(1,588,896)
NOK	177,425,283	USD	22,085,388	08/18	JPM	-	(255,707)
NZD	55,989,164	USD	39,401,814	08/18	CIT	-	(1,478,876)
NZD	105,716,269	USD	74,395,710	08/18	GSC	-	(2,791,292)
SEK	1,237,620,000	USD	144,259,082	07/18	MSC	-	(5,878,062)
SEK	516,908,000	USD	59,496,092	08/18	BRC	-	(1,560,736)
SEK	1,268,051,538	USD	146,085,521	08/18	GSC	-	(3,961,548)
TRY	322,130,000	USD	67,495,009	07/18	MSC	2,010,725	-
USD	68,572,478	AUD	90,665,000	07/18	GSC	1,472,329	-
USD	73,674,896	AUD	96,549,500	08/18	ANZ	2,211,277	-
USD	12,575,559	AUD	17,091,583	08/18	CIT	-	(75,219)
USD	36,110,948	AUD	49,076,924	08/18	JPM	-	(214,612)
USD	20,210,425	AUD	26,424,487	08/18	JPM	651,655	-
USD	109,724,745	AUD	149,176,986	08/18	UBS	-	(692,474)
USD	24,373,540	AUD	32,015,894	08/18	UBS	676,145	-
USD	5,350,443	CAD	7,110,000	07/18	SSB	-	(59,782)
USD	262,907,336	CAD	340,465,000	07/18	SSB	3,836,713	-
USD	36,928,143	CAD	47,850,675	08/18	RBC	497,886	-
USD	73,856,285	CAD	96,135,920	08/18	SCB	664,920	-
USD	69,304,457	CHF	67,970,000	07/18	MSC	554,228	-
USD	36,928,143	CHF	36,642,171	08/18	BRC	-	(235,139)
USD	103,174,857	CHF	101,260,963	08/18	BRC	473,800	-
USD	69,431,079	CHF	68,151,464	08/18	CIT	310,391	-
USD	104,744,021	CHF	102,863,805	08/18	JPM	417,328	-
USD	73,032,026	CHF	71,692,472	08/18	SCB	319,971	-
USD	55,993,358	CHF	55,199,036	08/18	UBS	9,303	-
USD	68,890,929	CLP	43,518,400,000	07/18	BRC	2,283,363	-
USD	104,999,653	EUR	88,565,000	07/18	CIB	1,424,697	-
USD	148,283,946	EUR	126,076,460	08/18	ANZ	490,058	-
USD	124,580,312	EUR	105,664,951	08/18	BRC	713,939	-
USD	36,774,398	EUR	31,540,450	08/18	CIT	-	(199,084)
USD	36,827,472	EUR	31,756,800	08/18	GSC	-	(399,628)
USD	74,395,710	EUR	63,162,295	08/18	GSC	353,329	-
USD	22,085,388	EUR	18,782,807	08/18	JPM	67,130	-
USD	117,857,369	EUR	100,213,312	08/18	SSB	381,712	-
USD	127,049,376	GBP	94,340,000	07/18	CIB	2,431,812	-
USD	53,125,495	GBP	39,745,582	08/18	GSC	550,391	-
USD	196,693,954	GBP	147,066,844	08/18	JPM	2,155,233	-
USD	73,860,368	JPY	8,089,931,223	08/18	CIT	535,122	-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	28,947,321	JPY	3,170,863,480	08/18	JPM	$207,356	$-
USD	155,300,510	JPY	16,971,390,041	08/18	SCB	1,475,798	-
USD	6,839,913	KRW	7,554,000,000	07/18	BRC	54,223	-
USD	7,866,571	KRW	8,761,000,000	07/18	SSB	-	(3,356)
USD	203,189,648	KRW	219,520,000,000	07/18	SSB	5,996,807	-
USD	33,282,775	NOK	271,426,685	08/18	BRC	-	(112,454)
USD	64,043,953	NOK	516,982,000	08/18	BRC	436,602	-
USD	157,811,347	NOK	1,275,021,000	08/18	GSC	937,979	-
USD	5,410,680	NZD	7,945,000	07/18	GSC	29,483	-
USD	214,279,238	NZD	304,845,000	07/18	JPM	7,805,868	-
USD	95,111,007	NZD	135,150,776	08/18	CIT	3,569,820	-
USD	111,975,744	NZD	164,162,477	08/18	JPM	784,167	-
USD	45,103,855	SEK	392,532,614	08/18	GSC	1,108,566	-
USD	73,856,300	SEK	661,706,288	08/18	JPM	-	(308,135)
USD	29,408,000	SEK	259,330,125	08/18	RBC	342,125	-
USD	71,043,038	SGD	94,900,000	07/18	MSC	1,365,559	-

Total Forward Foreign Currency Contracts						$63,917,854	($42,551,592)

(d)	Purchased options outstanding as of June 30, 2018 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - CHF versus GBP	CHF 1.23	07/31/18	CIT	GBP 163,456,050	$1,244,692	$31,064
Put - CHF versus EUR	1.16	10/05/18	CIT	EUR 143,126,240	832,425	1,949,387

					$2,077,117	$1,980,451

Total Purchased Options					$2,077,117	$1,980,451

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$317,535,031	$-	$317,535,031	$-
	U.S. Treasury Obligations	61,982,037	-	61,982,037	-
	Foreign Government Bonds & Notes	263,658,684	-	263,658,684	-
	Short-Term Investments	301,706,186	-	301,706,186	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	63,917,854	-	63,917,854	-
	Purchased Options	1,980,451	-	1,980,451	-

	Total Foreign Currency Contracts	65,898,305	-	65,898,305	-

	Total Assets	1,010,780,243	-	1,010,780,243	-

Liabilities
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(42,551,592)	-	(42,551,592)	-

	Total Liabilities	(42,551,592)	-	(42,551,592)	-

	Total	$968,228,651	$-	$968,228,651	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

DIVERSIFIED ALTERNATIVES PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Floating Rate Income Portfolio ‘P’ *	37,099	$444,322
Inflation Managed Portfolio ‘P’ *	20,854	248,801
Emerging Markets Debt Portfolio ‘P’ *	63,298	735,505
Emerging Markets Portfolio ‘P’ *	17,632	335,714
International Small-Cap Portfolio ‘P’ *	21,992	334,582
Real Estate Portfolio ‘P’ *	6,169	152,444
Currency Strategies Portfolio ‘P’ *	85,240	1,005,394
Equity Long/Short Portfolio ‘P’ *	37,885	520,249
Global Absolute Return Portfolio ‘P’ *	97,103	1,128,136

Total Affiliated Mutual Funds (Cost $4,740,718)		4,905,147

TOTAL INVESTMENTS - 100.2% (Cost $4,740,718)		4,905,147

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(9,470)

NET ASSETS - 100.0%		$4,895,677

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	52.3%
Affiliated Equity Funds	47.9%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	The Fund’s investments are affiliated mutual funds (See Note 7D in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$4,905,147	$4,905,147	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 89.1%

Money Market Funds - 21.7%

BlackRock Liquidity Funds T-Fund Portfolio	139,338,067	$139,338,067
Dreyfus Treasury Cash Management	139,338,066	139,338,066

		278,676,133

	Principal Amount

Repurchase Agreement - 14.5%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $185,789,507; collateralized by U.S. Treasury Notes: 2.625% due 11/15/20 and value $189,502,572)	$185,784,089	185,784,089

U.S. Treasury Bills - 52.9%

1.916% due 09/20/18 ‡	167,000,000	166,305,095
1.944% due 10/04/18 ‡	85,380,000	84,955,863
1.967% due 10/11/18 ‡	85,400,000	84,938,781
1.992% due 10/18/18 ‡	85,400,000	84,904,253
2.033% due 10/25/18 ‡	258,838,000	257,235,989

		678,339,981

Total Short-Term Investments (Cost $1,142,723,004)		1,142,800,203

TOTAL INVESTMENTS - 89.1% (Cost $1,142,723,004)		1,142,800,203

DERIVATIVES - (4.8%)
(See Notes (c) through (e) in Notes to Schedule of Investments)		(62,005,302)

OTHER ASSETS & LIABILITIES, NET - 15.7%		201,153,995

NET ASSETS - 100.0%		$1,281,948,896

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Short-Term Investments	89.1%
Derivatives	(5.5%	)
Other Assets & Liabilities, Net	16.4%

	100.0%

(b)

As of June 30, 2018, investments with a total aggregate value of $194,225,783 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts and swap agreements.

(c)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AEX Index	07/18	77	$10,136,055	$9,920,041	($216,014)
CAC 40 Index	07/18	387	24,658,341	24,045,394	(612,947)
DAX Index	09/18	55	20,607,955	19,764,066	(843,889)
FTSE 100 Index	09/18	370	37,343,281	37,118,707	(224,574)
FTSE MIB Index	09/18	5	646,911	629,678	(17,233)
Hang Seng Index	07/18	20	3,657,327	3,661,415	4,088
IBEX 35 Index	07/18	57	6,532,812	6,391,400	(141,412)
OMX Index	07/18	440	7,701,498	7,668,407	(33,091)
S&P 500 E-Mini Index	09/18	2,511	349,388,873	341,696,880	(7,691,993)
S&P/TSE 60 Index	09/18	120	17,445,852	17,585,821	139,969
SGX MSCI Index	07/18	7	188,893	188,037	(856)
SPI 200 Index	09/18	127	14,252,468	14,445,702	193,234
TOPIX Index	09/18	303	48,485,894	47,359,572	(1,126,322)

Total Futures Contracts					($10,571,040)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of June 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
AUD	8,919,600	USD	6,756,783	09/18	CIT	$-	($154,264)
AUD	13,379,400	USD	10,135,187	09/18	JPM	-	(231,409)
CAD	12,064,400	USD	9,339,401	09/18	CIT	-	(150,447)
CAD	18,096,600	USD	14,009,120	09/18	JPM	-	(225,689)
CHF	6,757,920	USD	6,909,523	09/18	CIT	-	(39,729)
CHF	1,039,680	USD	1,054,835	09/18	CIT	2,056	-
CHF	10,136,880	USD	10,364,298	09/18	JPM	-	(59,606)
CHF	1,559,520	USD	1,582,255	09/18	JPM	3,082	-
DKK	10,349,200	USD	1,616,860	09/18	CIT	15,243	-
DKK	15,523,800	USD	2,425,294	09/18	JPM	22,862	-
EUR	21,057,000	USD	24,871,598	09/18	CIT	-	(137,730)
EUR	7,019,000	USD	8,206,717	09/18	CIT	37,905	-
EUR	31,585,501	USD	37,307,445	09/18	JPM	-	(206,640)
EUR	10,528,499	USD	12,310,090	09/18	JPM	56,843	-
GBP	13,297,200	USD	17,858,334	09/18	CIT	-	(248,858)
GBP	19,945,800	USD	26,787,534	09/18	JPM	-	(373,321)
HKD	29,502,400	USD	3,768,374	09/18	CIT	-	(3,259)
HKD	44,253,600	USD	5,652,568	09/18	JPM	-	(4,895)
ILS	1,782,009	USD	502,849	09/18	CIT	-	(13,028)
ILS	2,672,991	USD	754,268	09/18	JPM	-	(19,541)
JPY	2,710,138,400	USD	24,945,726	09/18	CIT	-	(335,163)
JPY	4,065,207,600	USD	37,418,636	09/18	JPM	-	(502,790)
NOK	4,421,900	USD	548,190	09/18	CIT	-	(3,575)
NOK	1,438,100	USD	175,988	09/18	CIT	1,133	-
NOK	6,632,850	USD	822,286	09/18	JPM	-	(5,365)
NOK	2,157,150	USD	263,982	09/18	JPM	1,699	-
NZD	293,600	USD	204,366	09/18	CIT	-	(5,496)
NZD	440,400	USD	306,550	09/18	JPM	-	(8,245)
SEK	23,392,402	USD	2,692,309	09/18	CIT	-	(65,142)
SEK	35,088,598	USD	4,038,468	09/18	JPM	-	(97,717)
SGD	1,878,400	USD	1,402,348	09/18	CIT	-	(21,424)
SGD	2,817,600	USD	2,103,524	09/18	JPM	-	(32,138)
USD	105,441	AUD	138,000	09/18	CIT	3,290	-
USD	158,162	AUD	207,000	09/18	JPM	4,935	-
USD	337,973	CHF	331,200	09/18	CIT	1,290	-
USD	506,958	CHF	496,800	09/18	JPM	1,934	-
USD	491,693	EUR	418,400	09/18	CIT	235	-
USD	737,539	EUR	627,600	09/18	JPM	351	-
USD	66,463	HKD	520,400	09/18	CIT	49	-
USD	99,695	HKD	780,600	09/18	JPM	74	-
USD	757,837	JPY	82,658,800	09/18	CIT	7,219	-
USD	1,136,479	JPY	123,988,200	09/18	JPM	10,551	-
USD	122,639	SEK	1,068,800	09/18	CIT	2,603	-
USD	183,958	SEK	1,603,200	09/18	JPM	3,905	-
USD	50,422	SGD	67,200	09/18	CIT	1,019	-
USD	75,632	SGD	100,800	09/18	JPM	1,528	-

Total Forward Foreign Currency Contracts						$179,806	($2,945,471)

(e)	Swap agreements outstanding as of June 30, 2018 were as follows:

Total Return Basket Swaps

Counterparty	Payment Frequency	Currency	Expiration Date(s) (1)	Notional Amount Long (2)	Notional Amount Short (2)	Unrealized Appreciation (Depreciation) (3)	Net Dividends and Financing Fees, Including Cash (4)	Net Value of Reference Entities	Percentage of Total Net Value
GSC	M	USD	12/21/20 - 06/30/23	$1,116,253,885	($995,181,257)	($39,866,719)	($3,282,879)	$84,488,788	71.4%
JPM	M	AUD	07/16/18 - 08/02/19	23,229,940	(17,968,721)	(1,951,444)	(140,640)	3,450,415	2.9%
JPM	M	GBP	08/13/18 - 08/02/19	115,169,974	(112,479,483)	(5,765,118)	64,983	(3,139,610)	(2.6%	)
JPM	M	HKD	08/13/18 - 08/05/19	11,693,665	(12,292,238)	230,851	(34,684)	(333,038)	(0.3%	)
JPM	M	SGD	08/13/18 - 02/26/19	1,274,724	(1,067,247)	312,931	18,158	502,250	0.4%
MSC	M	CAD	05/02/19	40,779,773	(36,547,365)	1,080,763	203,600	5,109,571	4.3%
MSC	M	CHF	05/02/19	28,175,621	(29,297,257)	2,412,876	245,356	1,045,884	0.9%
MSC	M	EUR	05/02/19	241,211,992	(227,094,457)	4,508,837	477,394	18,148,978	15.3%
MSC	M	JPY	05/01/20	155,717,514	(151,895,039)	(6,471,218)	40,892	(2,689,635)	(2.3%	)
MSC	M	DKK	05/01/19	17,404,007	(17,558,345)	5,485,186	42,439	5,288,409	4.5%
MSC	M	NOK	05/02/19	10,989,476	(4,381,230)	1,189,501	350,119	7,447,628	6.3%
MSC	M	SEK	05/02/19	31,099,047	(22,505,325)	(5,162,753)	183,210	3,247,759	2.7%
MSC	M	USD	06/17/19 - 07/01/19	-	(4,091,028)	(4,152,559)	(4,062,708)	(4,180,879)	(3.5%	)

				$1,792,999,618	($1,632,358,992)	($48,148,866)	($5,894,760)	$118,386,520	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(1)	The expiration date(s) of the underlying investments in each basket swap are equal to or fall within the range disclosed.
(2)	Notional amount is representative of the cost basis of the long and short positions.
(3)	Unrealized Appreciation (Depreciation) includes Net Dividends and Financing Fees.
(4)	Net Dividends and Financing Fees, Including Cash includes the gains (losses) realized within the swap when the swap resets.

Description	Counterparty	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR and the 1-Day USD Federal Funds plus or minus a specified spread (rates range from (8.440%) to 0.250%) as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.

	GSC	12/21/20- 06/30/23

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

United Kingdom

Janus Henderson Group PLC	13,937	$428,284

United States

3M Co	1,000	196,720
AbbVie Inc	22,310	2,067,021
ABIOMED Inc	2,500	1,022,625
Accenture PLC ‘A’	41,932	6,859,656
Activision Blizzard Inc	7,910	603,691
Adobe Systems Inc	47,412	11,559,520
Aflac Inc	312,246	13,432,823
AGCO Corp	12,969	787,478
Agilent Technologies Inc	44,280	2,738,275
Air Products & Chemicals Inc	18,232	2,839,269
Akamai Technologies Inc	50,321	3,685,007
Alcoa Corp	96,189	4,509,340
Align Technology Inc	13,388	4,580,570
Allegion PLC	600	46,416
Amazon.com Inc	5,585	9,493,383
Amdocs Ltd	14,359	950,422
AMERCO	427	152,076
Ameren Corp	5,466	332,606
American Campus Communities Inc REIT	1,000	42,880
American Eagle Outfitters Inc	10,600	246,450
American Electric Power Co Inc	700	48,475
American Water Works Co Inc	500	42,690
Ameriprise Financial Inc	48,087	6,726,410
Amgen Inc	9,081	1,676,262
Anadarko Petroleum Corp	15,100	1,106,075
ANSYS Inc	1,752	305,163
Antero Resources Corp	84,475	1,803,541
Anthem Inc	15,617	3,717,314
AO Smith Corp	4,093	242,101
Apache Corp	15,300	715,275
Apple Inc	44,137	8,170,200
Applied Materials Inc	190,824	8,814,161
Archer-Daniels-Midland Co	32,469	1,488,054
Arista Networks Inc	19,675	5,066,116
Armstrong World Industries Inc	4,919	310,881
Arrow Electronics Inc	75,642	5,694,330
Assurant Inc	3,515	363,767
Assured Guaranty Ltd	238,168	8,509,743
Athene Holding Ltd ‘A’	72,318	3,170,421
Atmos Energy Corp	2,453	221,113
AutoZone Inc	9,650	6,474,474
AvalonBay Communities Inc REIT	600	103,134
Avangrid Inc	5,019	265,656
Avery Dennison Corp	6,379	651,296
Avnet Inc	72,499	3,109,482
Bank of America Corp	11,759	331,486
BankUnited Inc	3,071	125,450
Baxter International Inc	139,357	10,290,121
Bemis Co Inc	1,045	44,109
Best Buy Co Inc	76,269	5,688,142

Referenced Entity	Shares	Value
Bio-Rad Laboratories Inc ‘A’	717	$206,883
Biogen Inc	45,516	13,210,564
BlackRock Inc	11,545	5,761,417
Booking Holdings Inc	2,719	5,511,658
Booz Allen Hamilton Holding Corp	13,091	572,469
Boston Properties Inc REIT	400	50,168
Boston Scientific Corp	34,681	1,134,069
Bristol-Myers Squibb Co	29,422	1,628,213
Brown-Forman Corp ‘B’	1,764	86,454
Bruker Corp	122,338	3,552,696
Brunswick Corp	96,672	6,233,411
Burlington Stores Inc	13,397	2,016,650
BWX Technologies Inc	6,497	404,893
CA Inc	4,780	170,407
Cabot Corp	48,349	2,986,518
Cabot Oil & Gas Corp	106,531	2,535,438
Cadence Design Systems Inc	78,110	3,382,944
Camden Property Trust REIT	500	45,565
Capital One Financial Corp	1,800	165,420
Cardinal Health Inc	5,700	278,331
Carnival Corp	39,532	2,265,579
Carter’s Inc	26,119	2,831,038
Caterpillar Inc	29,919	4,059,111
CDK Global Inc	10,635	691,807
CDW Corp	76,510	6,181,243
Celanese Corp ‘A’	43,257	4,804,122
Celgene Corp	82,237	6,531,263
Centene Corp	21,798	2,685,732
CenterPoint Energy Inc	26,862	744,346
Cerner Corp	46,677	2,790,818
CH Robinson Worldwide Inc	5,774	483,053
Charles River Laboratories International Inc	67,683	7,598,094
Chevron Corp	26,405	3,338,384
Churchill Downs Inc	849	251,728
Cigna Corp	47,348	8,046,793
Cimarex Energy Co	20,071	2,042,024
Cisco Systems Inc	97,026	4,175,029
Citrix Systems Inc	11,780	1,235,015
CME Group Inc	33,634	5,513,285
CMS Energy Corp	905	42,788
CNX Resources Corp	129,746	2,306,884
Cognizant Technology Solutions Corp ‘A’	41,998	3,317,422
Coherent Inc	13,038	2,039,404
Colgate-Palmolive Co	3,000	194,430
Comcast Corp ‘A’	209,732	6,881,307
Comerica Inc	1,433	130,288
Commerce Bancshares Inc	2,674	173,035
Concho Resources Inc	4,700	650,245
ConocoPhillips	72,350	5,037,007
CONSOL Energy Inc	25,646	983,524
Consolidated Edison Inc	167,655	13,073,737
Constellation Brands Inc ‘A’	34,332	7,514,245
Convergys Corp	57,007	1,393,251
Corporate Office Properties Trust REIT	1,200	34,788
Costco Wholesale Corp	800	167,184
Cracker Barrel Old Country Store Inc	600	93,726
Crane Co	30,829	2,470,328
Credit Acceptance Corp	739	261,163

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
CSX Corp	6,114	$389,951
CubeSmart REIT	9,945	320,428
Cummins Inc	58,893	7,832,769
Curtiss-Wright Corp	27,420	3,263,528
Dana Inc	127,627	2,576,789
Danaher Corp	18,508	1,826,369
Darden Restaurants Inc	64,801	6,937,595
Deckers Outdoor Corp	34,161	3,856,435
Dell Technologies Inc ‘V’	2,603	220,162
Delphi Technologies PLC	2,462	111,923
Devon Energy Corp	115,038	5,057,070
Dolby Laboratories Inc ‘A’	16,562	1,021,710
Dollar General Corp	19,475	1,920,235
Dover Corp	1,400	102,480
DR Horton Inc	182,805	7,495,005
DTE Energy Co	429	44,457
DXC Technology Co	53,901	4,344,960
Eastman Chemical Co	23,316	2,330,667
Eaton Corp PLC	31,908	2,384,804
eBay Inc	24,404	884,889
Ecolab Inc	1,000	140,330
Electronic Arts Inc	65,157	9,188,440
EMCOR Group Inc	37,065	2,823,612
Emerson Electric Co	14,970	1,035,026
Energen Corp	30,778	2,241,254
EOG Resources Inc	15,585	1,939,242
Equity Residential REIT	13,142	837,014
Esterline Technologies Corp	50,983	3,762,545
Everest Re Group Ltd	6,285	1,448,567
Exelixis Inc	215,493	4,637,409
Exelon Corp	493,656	21,029,746
Expedia Group Inc	11,976	1,439,395
Expeditors International of Washington Inc	59,878	4,377,082
Extended Stay America Inc	20,515	443,329
Exxon Mobil Corp	38,791	3,209,179
F5 Networks Inc	19,299	3,328,113
Facebook Inc ‘A’	66,096	12,843,775
Fastenal Co	3,752	180,584
Federal Realty Investment Trust REIT	400	50,620
Federated Investors Inc ‘B’	113,612	2,649,432
FedEx Corp	45,933	10,429,547
First American Financial Corp	5,124	265,013
First Solar Inc	73,897	3,891,416
Flex Ltd	150,616	2,125,192
FLIR Systems Inc	66,029	3,431,527
FNF Group	126,132	4,745,086
Foot Locker Inc	93,369	4,915,878
Fortinet Inc	31,639	1,975,223
Fortive Corp	2,700	208,197
Franklin Resources Inc	112,278	3,598,510
Garmin Ltd	13,226	806,786
GCI Liberty Inc ‘A’	500	22,540
General Dynamics Corp	59,459	11,083,752
General Mills Inc	5,637	249,494
Genpact Ltd	55,994	1,619,906
Gentex Corp	44,008	1,013,064
Gilead Sciences Inc	89,003	6,304,973
Globus Medical Inc ‘A’	35,724	1,802,633
Graham Holdings Co ‘B’	1,290	756,069
Greif Inc ‘A’	6,752	357,113
H&R Block Inc	1,900	43,282
Halliburton Co	69,368	3,125,722
Harris Corp	10,884	1,573,173
Hawaiian Electric Industries Inc	8,486	291,070
HCP Inc REIT	27,608	712,839
HD Supply Holdings Inc	140,404	6,021,928
Healthcare Realty Trust Inc REIT	1,500	43,620
Healthcare Trust of America Inc REIT ‘A’	900	24,264
Helmerich & Payne Inc	3,713	236,741
Herman Miller Inc	73,485	2,491,141
Hewlett Packard Enterprise Co	370,572	5,414,057
Hill-Rom Holdings Inc	2,054	179,396

Referenced Entity	Shares	Value
Hilton Grand Vacations Inc	46,317	$1,607,200
Hilton Worldwide Holdings Inc	35,702	2,826,170
HollyFrontier Corp	22,618	1,547,750
Honeywell International Inc	55,312	7,967,694
HP Inc	96,589	2,191,604
Hubbell Inc	3,167	334,879
Humana Inc	28,420	8,458,645
Huntington Bancshares Inc	12,753	188,234
Huntington Ingalls Industries Inc	37,042	8,030,335
Huntsman Corp	177,916	5,195,147
IAC/InterActiveCorp	44,220	6,743,108
IDACORP Inc	500	46,120
Illinois Tool Works Inc	900	124,686
Ingersoll-Rand PLC	39,720	3,564,076
Ingredion Inc	4,073	450,881
Intel Corp	110,845	5,510,105
International Business Machines Corp	98,205	13,719,238
International Flavors & Fragrances Inc	500	61,980
International Paper Co	2,400	124,992
Intuit Inc	21,383	4,368,654
Intuitive Surgical Inc	10,946	5,237,442
Invesco Ltd	41,122	1,092,200
IPG Photonics Corp	27,964	6,169,697
IQVIA Holdings Inc	5,815	580,453
ITT Inc	67,788	3,543,279
Jack Henry & Associates Inc	400	52,144
JB Hunt Transport Services Inc	1,500	182,325
JetBlue Airways Corp	106,907	2,029,095
John Wiley & Sons Inc ‘A’	25,259	1,576,162
Johnson & Johnson	25,098	3,045,391
JPMorgan Chase & Co	39,900	4,157,580
Juniper Networks Inc	130,581	3,580,531
Kansas City Southern	1,909	202,278
KAR Auction Services Inc	4,307	236,024
KBR Inc	29,356	526,060
KeyCorp	12,710	248,353
Kimberly-Clark Corp	700	73,738
Kimco Realty Corp REIT	2,000	33,980
KLA-Tencor Corp	43,060	4,414,942
Kohl’s Corp	8,885	647,716
L3 Technologies Inc	13,214	2,541,316
Lam Research Corp	30,800	5,323,780
Landstar System Inc	4,809	525,143
Laredo Petroleum Inc	73,414	706,243
Las Vegas Sands Corp	69,178	5,282,432
Lear Corp	61,922	11,505,727
Liberty Property Trust REIT	6,619	293,420
Lincoln Electric Holdings Inc	500	43,880
Lincoln National Corp	37,565	2,338,421
Lockheed Martin Corp	5,373	1,587,345
Louisiana-Pacific Corp	15,202	413,798
Lululemon Athletica Inc	49,627	6,195,931
LyondellBasell Industries NV ‘A’	154,033	16,920,525
M&T Bank Corp	1,045	177,807
Macy’s Inc	91,228	3,414,664
Manhattan Associates Inc	1,000	47,010
ManpowerGroup Inc	2,923	251,553
Marathon Oil Corp	120,499	2,513,609
Marathon Petroleum Corp	27,094	1,900,915
Marriott International Inc ‘A’	7,387	935,194
Marvell Technology Group Ltd	98,034	2,101,849
Masimo Corp	500	48,825
Maxim Integrated Products Inc	23,966	1,405,846
MAXIMUS Inc	18,870	1,172,016
McKesson Corp	25,768	3,437,451
MDU Resources Group Inc	9,378	268,961
Medtronic PLC	4,177	357,593
Merck & Co Inc	35,984	2,184,229
Mettler-Toledo International Inc	890	514,981
Michael Kors Holdings Ltd	100,649	6,703,223
Micron Technology Inc	189,017	9,912,051
Microsoft Corp	51,016	5,030,688

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
MKS Instruments Inc	1,152	$110,246
Molina Healthcare Inc	9,517	932,095
Molson Coors Brewing Co ‘B’	13,305	905,272
MSA Safety Inc	4,256	410,023
MSC Industrial Direct Co Inc ‘A’	10,024	850,536
Murphy Oil Corp	8,190	276,576
Murphy USA Inc	600	44,574
Nasdaq Inc	23,565	2,150,778
National Instruments Corp	7,194	302,004
Newfield Exploration Co	12,371	374,223
Newmont Mining Corp	99,891	3,766,890
NextEra Energy Inc	29,104	4,861,241
Nordstrom Inc	4,387	227,159
Norfolk Southern Corp	6,690	1,009,320
Northrop Grumman Corp	24,077	7,408,493
NorthWestern Corp	11,532	660,207
Norwegian Cruise Line Holdings Ltd	10,761	508,457
NRG Energy Inc	16,546	507,962
Nu Skin Enterprises Inc ‘A’	52,812	4,129,370
Nuance Communications Inc	4,800	66,648
NVIDIA Corp	21,998	5,211,326
NVR Inc	2,993	8,890,258
Oasis Petroleum Inc	25,600	332,032
Occidental Petroleum Corp	13,030	1,090,350
Oceaneering International Inc	38,199	972,547
OGE Energy Corp	23,069	812,259
Old Dominion Freight Line Inc	29,319	4,367,358
Old Republic International Corp	13,154	261,896
Olin Corp	24,638	707,603
Omnicom Group Inc	1,500	114,405
ON Semiconductor Corp	32,610	725,083
Oracle Corp	145,118	6,393,899
Oshkosh Corp	54,083	3,803,117
Outfront Media Inc REIT	13,733	267,107
Owens Corning	44,560	2,823,767
Palo Alto Networks Inc	4,678	961,189
Park Hotels & Resorts Inc REIT	149,389	4,575,785
Patterson Cos Inc	28,414	644,145
Patterson-UTI Energy Inc	81,584	1,468,512
Paychex Inc	1,800	123,030
PayPal Holdings Inc	41,370	3,444,880
PepsiCo Inc	9,721	1,058,325
Perspecta Inc	25,770	529,573
PG&E Corp	57,805	2,460,181
Phillips 66	15,953	1,791,681
Piedmont Office Realty Trust Inc REIT ‘A’	12,215	243,445
Pinnacle West Capital Corp	1,400	112,784
Pitney Bowes Inc	47,007	402,850
Plantronics Inc	4,899	373,549
Popular Inc	10,978	496,315
PPG Industries Inc	900	93,357
Prudential Financial Inc	32,651	3,053,195
Public Service Enterprise Group Inc	44,226	2,394,396
Public Storage REIT	16,332	3,705,078
PulteGroup Inc	51,481	1,480,079
QEP Resources Inc	124,066	1,521,049
QIAGEN NV	154,297	5,579,380
Qurate Retail Inc	51,948	1,102,337
Ralph Lauren Corp	700	88,004
Range Resources Corp	28,300	473,459
Raytheon Co	93,171	17,998,774
Regeneron Pharmaceuticals Inc	6,736	2,323,853
Reinsurance Group of America Inc	61,196	8,168,442
Reliance Steel & Aluminum Co	11,910	1,042,601
Republic Services Inc	3,305	225,930
Retail Properties of America Inc REIT ‘A’	24,835	317,391
Robert Half International Inc	20,660	1,344,966
Rockwell Automation Inc	1,200	199,476
Ross Stores Inc	40,221	3,408,730
Ryder System Inc	6,551	470,755
Sanderson Farms Inc	2,392	251,519
Schlumberger Ltd	9,500	636,785

Referenced Entity	Shares	Value
Science Applications International Corp	2,276	$184,197
Seagate Technology PLC	70,658	3,990,057
SEI Investments Co	4,064	254,081
Senior Housing Properties Trust REIT	15,940	288,355
ServiceMaster Global Holdings Inc	19,001	1,129,989
Signet Jewelers Ltd	32,428	1,807,861
Silicon Laboratories Inc	1,832	182,467
Skechers U.S.A. Inc ‘A’	150,810	4,525,808
Skyworks Solutions Inc	118,965	11,497,967
Snap-on Inc	16,037	2,577,467
Southwestern Energy Co	270,619	1,434,281
Spirit AeroSystems Holdings Inc ‘A’	111,500	9,578,965
SS&C Technologies Holdings Inc	7,502	389,354
Stanley Black & Decker Inc	33,282	4,420,182
Starbucks Corp	2,983	145,720
State Street Corp	24,295	2,261,622
Steel Dynamics Inc	30,458	1,399,545
Superior Energy Services Inc	149,482	1,455,955
Symantec Corp	3,296	68,062
Synchrony Financial	44,009	1,469,020
SYNNEX Corp	40,549	3,913,384
Synovus Financial Corp	2,400	126,792
T Rowe Price Group Inc	46,555	5,404,570
Take-Two Interactive Software Inc	18,838	2,229,666
Tanger Factory Outlet Centers Inc REIT	4,200	98,658
Tapestry Inc	6,300	294,273
Target Corp	47,161	3,589,895
TE Connectivity Ltd	35,762	3,220,726
Tech Data Corp	3,638	298,753
TEGNA Inc	100,014	1,085,152
Teledyne Technologies Inc	4,839	963,251
Teradata Corp	1,100	44,165
Terex Corp	11,513	485,733
Texas Instruments Inc	70,933	7,820,363
The Allstate Corp	173,544	15,839,361
The Bank of New York Mellon Corp	19,324	1,042,143
The Boeing Co	25,128	8,430,695
The Boston Beer Co Inc ‘A’	667	199,900
The Cheesecake Factory Inc	1,000	55,060
The Chemours Co	46,923	2,081,504
The Clorox Co	1,184	160,136
The Dun & Bradstreet Corp	8,712	1,068,527
The Estee Lauder Cos Inc ‘A’	32,365	4,618,162
The Hershey Co	2,100	195,426
The Macerich Co REIT	800	45,464
The Michaels Cos Inc	2,300	44,091
The PNC Financial Services Group Inc	32,687	4,416,014
The Procter & Gamble Co	28,764	2,245,318
The Progressive Corp	38,680	2,287,922
The Scotts Miracle-Gro Co	6,668	554,511
The Timken Co	8,722	379,843
The TJX Cos Inc	27,499	2,617,355
The Toro Co	6,624	399,096
The Walt Disney Co	6,200	649,822
Thermo Fisher Scientific Inc	2,293	474,972
Thor Industries Inc	20,806	2,026,296
Toll Brothers Inc	20,801	769,429
Torchmark Corp	22,367	1,820,897
Total System Services Inc	28,189	2,382,534
TripAdvisor Inc	5,360	298,606
Tupperware Brands Corp	25,148	1,037,104
Twitter Inc	64,799	2,829,772
Tyson Foods Inc ‘A’	74,898	5,156,727
UGI Corp	5,189	270,191
Ulta Beauty Inc	2,300	536,958
United Technologies Corp	6,660	832,700
United Therapeutics Corp	31,136	3,523,038
UnitedHealth Group Inc	29,523	7,243,173
Unum Group	48,222	1,783,732
Urban Outfitters Inc	20,774	925,482
Valero Energy Corp	100,406	11,127,997
Varian Medical Systems Inc	6,686	760,332

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Veeva Systems Inc ‘A’	2,444	$187,846
Versum Materials Inc	5,621	208,820
Vertex Pharmaceuticals Inc	20,881	3,548,935
VF Corp	765	62,363
Viacom Inc ‘B’	106,413	3,209,416
Vistra Energy Corp	363,719	8,605,592
VMware Inc ‘A’	5,485	806,130
Walmart Inc	80,726	6,914,182
Waste Management Inc	63,636	5,176,152
Waters Corp	500	96,795
Weingarten Realty Investors REIT	28,319	872,508
WellCare Health Plans Inc	13,587	3,345,663
Werner Enterprises Inc	18,834	707,217
WESCO International Inc	49,476	2,825,080
Western Digital Corp	108,134	8,370,653
Whirlpool Corp	10,601	1,550,184
Whiting Petroleum Corp	3,900	205,608
Williams-Sonoma Inc	39,642	2,433,226
Woodward Inc	9,973	766,525
World Fuel Services Corp	56,963	1,162,615
WW Grainger Inc	15,609	4,813,816
Wynn Resorts Ltd	25,383	4,247,591
Xcel Energy Inc	1,200	54,816
Xilinx Inc	25,242	1,647,293
Zebra Technologies Corp ‘A’	20,524	2,940,063
Zynga Inc ‘A’	383,643	1,561,427

		1,108,350,467

Total Long Positions		1,108,778,751

Short Positions:

Argentina

MercadoLibre Inc	4,725	(1,412,444)

Bermuda

Aspen Insurance Holdings Ltd	5,917	(240,822)

Ghana

Kosmos Energy Ltd	300,423	(2,484,498)

Panama

Copa Holdings SA ‘A’	5,654	(534,982)

United Kingdom

Avon Products Inc	218,820	(354,488)
Liberty Global PLC ‘A’	11,701	(322,246)

		(676,734)

United States

Acadia Healthcare Co Inc	94,237	(3,855,236)
ACI Worldwide Inc	151,974	(3,749,199)
Adient PLC	4,285	(210,779)
Advance Auto Parts Inc	7,340	(996,038)
Advanced Micro Devices Inc	604,316	(9,058,697)
AECOM	58,687	(1,938,432)
AES Corp	281,191	(3,770,771)
Agios Pharmaceuticals Inc	74,567	(6,280,778)
Akorn Inc	58,457	(969,802)
Alaska Air Group Inc	4,000	(241,560)
Albemarle Corp	157,641	(14,870,276)
Alexandria Real Estate Equities Inc REIT	2,929	(369,552)
Alexion Pharmaceuticals Inc	2,600	(322,790)
Alkermes PLC	163,162	(6,715,748)
Allegheny Technologies Inc	136,384	(3,425,966)

Referenced Entity	Shares	Value
Allergan PLC	42,109	($7,020,412)
Alliance Data Systems Corp	7,322	(1,707,490)
Allscripts Healthcare Solutions Inc	173,324	(2,079,888)
Ally Financial Inc	172,185	(4,523,300)
Alnylam Pharmaceuticals Inc	28,904	(2,846,755)
American Airlines Group Inc	309,339	(11,742,508)
American Homes 4 Rent ‘A’ REIT	81,175	(1,800,461)
American International Group Inc	38,899	(2,062,425)
AmerisourceBergen Corp	20,534	(1,750,934)
Aptiv PLC	1,100	(100,793)
Aramark	3,748	(139,051)
Arch Capital Group Ltd	10,429	(275,951)
Arconic Inc	184,458	(3,137,631)
ARRIS International PLC	72,328	(1,768,058)
Ashland Global Holdings Inc	2,191	(171,292)
AT&T Inc	54,000	(1,733,940)
Atlassian Corp PLC ‘A’	143,605	(8,978,185)
Autodesk Inc	17,104	(2,242,163)
AutoNation Inc	27,849	(1,352,904)
Avis Budget Group Inc	9,735	(316,387)
Axalta Coating Systems Ltd	80,288	(2,433,529)
Baker Hughes a GE Co	18,318	(605,044)
Ball Corp	132,796	(4,720,898)
BancorpSouth Bank	4,254	(140,169)
Bank of the Ozarks Inc	170,143	(7,663,241)
Bed Bath & Beyond Inc	12,276	(244,599)
Belden Inc	69,466	(4,245,762)
Bio-Techne Corp	2,886	(426,984)
BioMarin Pharmaceutical Inc	105,981	(9,983,410)
Black Hills Corp	75,474	(4,619,764)
Blackbaud Inc	4,269	(437,359)
Boyd Gaming Corp	7,711	(267,263)
Brandywine Realty Trust REIT	61,298	(1,034,710)
Brookdale Senior Living Inc	507,612	(4,614,193)
Cable One Inc	164	(120,260)
Callon Petroleum Co	200,073	(2,148,784)
Campbell Soup Co	26,432	(1,071,553)
CarMax Inc	126,499	(9,217,982)
Carpenter Technology Corp	42,828	(2,251,468)
Casey’s General Stores Inc	43,368	(4,557,109)
Catalent Inc	72,560	(3,039,538)
Centennial Resource Development Inc ‘A’	67,783	(1,224,161)
CenturyLink Inc	738,893	(13,772,966)
CF Industries Holdings Inc	54,307	(2,411,231)
Charter Communications Inc ‘A’	33,264	(9,753,337)
Chemical Financial Corp	62,502	(3,479,486)
Cheniere Energy Inc	147,330	(9,604,443)
Chesapeake Energy Corp	156,577	(820,463)
Chipotle Mexican Grill Inc	5,375	(2,318,614)
Ciena Corp	3,000	(79,530)
Cinemark Holdings Inc	43,843	(1,538,012)
CIT Group Inc	49,226	(2,481,483)
Citigroup Inc	17,272	(1,155,842)
Clean Harbors Inc	84,025	(4,667,589)
CNO Financial Group Inc	2,300	(43,792)
Cognex Corp	55,752	(2,487,097)
Colfax Corp	34,844	(1,067,969)
Colony Capital Inc REIT	1,051,802	(6,563,244)
CommScope Holding Co Inc	17,133	(500,369)
CommVault Systems Inc	1,479	(97,392)
Compass Minerals International Inc	61,133	(4,019,495)
Conduent Inc	263,719	(4,791,774)
Cooper Tire & Rubber Co	14,230	(374,249)
Corning Inc	2,856	(78,569)
Coty Inc ‘A’	371,953	(5,244,537)
Cousins Properties Inc REIT	161,059	(1,560,662)
Cree Inc	87,454	(3,635,463)
Crown Castle International Corp REIT	6,431	(693,390)
Cypress Semiconductor Corp	255,932	(3,987,421)
DaVita Inc	47,165	(3,275,138)
DDR Corp REIT	230,563	(4,127,078)
Dean Foods Co	81,393	(855,440)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Deere & Co	524	($73,255)
Delta Air Lines Inc	12,400	(614,296)
DENTSPLY SIRONA Inc	8,542	(373,883)
DexCom Inc	72,477	(6,883,865)
Diebold Nixdorf Inc	44,481	(531,548)
Discovery Inc ‘A’	420,489	(11,563,448)
DISH Network Corp ‘A’	155,409	(5,223,296)
Dollar Tree Inc	4,400	(374,000)
Dominion Energy Inc	31,922	(2,176,442)
Domino’s Pizza Inc	11,373	(3,209,119)
Domtar Corp	18,296	(873,451)
DowDuPont Inc	72,692	(4,791,857)
Dril-Quip Inc	8,585	(441,269)
Dunkin’ Brands Group Inc	107,748	(7,442,154)
Dycom Industries Inc	14,819	(1,400,544)
E*TRADE Financial Corp	5,300	(324,148)
EchoStar Corp ‘A’	4,938	(219,247)
Edgewell Personal Care Co	6,110	(308,311)
Education Realty Trust Inc REIT	4,500	(186,750)
Empire State Realty Trust Inc ‘A’ REIT	6,900	(117,990)
Encompass Health Corp	12,328	(834,852)
Endo International PLC	219,151	(2,066,594)
Energizer Holdings Inc	13,806	(869,226)
Ensco PLC ‘A’	466,166	(3,384,365)
Envision Healthcare Corp	224,999	(9,902,206)
EQT Corp	23,780	(1,312,180)
Eversource Energy	12,653	(741,592)
Extraction Oil & Gas Inc	121,103	(1,779,003)
FireEye Inc	173,647	(2,672,427)
First Data Corp ‘A’	683,344	(14,302,390)
First Republic Bank	15,798	(1,529,088)
FirstEnergy Corp	461,885	(16,586,290)
Floor & Decor Holdings Inc ‘A’	1,960	(96,687)
Flowserve Corp	117,483	(4,746,313)
Fluor Corp	15,923	(776,724)
FMC Corp	47,180	(4,208,928)
FNB Corp	302,795	(4,063,509)
Ford Motor Co	34,300	(379,701)
Gartner Inc	86,776	(11,532,530)
GATX Corp	4,078	(302,710)
General Electric Co	401,412	(5,463,217)
General Motors Co	2,500	(98,500)
Genesee & Wyoming Inc ‘A’	52,270	(4,250,596)
Global Payments Inc	84,543	(9,425,699)
GoDaddy Inc ‘A’	57,252	(4,041,991)
Granite Construction Inc	76,418	(4,253,426)
Graphic Packaging Holding Co	36,433	(528,643)
Guidewire Software Inc	83,519	(7,414,817)
Halyard Health Inc	53,354	(3,054,516)
Harley-Davidson Inc	76,407	(3,215,207)
HCA Healthcare Inc	1,865	(191,349)
Healthcare Services Group Inc	61,538	(2,657,826)
HEICO Corp	87,852	(6,407,046)
Henry Schein Inc	73,656	(5,350,372)
Hess Corp	127,159	(8,505,666)
Home BancShares Inc	44,972	(1,014,568)
Hormel Foods Corp	18,279	(680,162)
Hudson Pacific Properties Inc REIT	3,530	(125,068)
IHS Markit Ltd	191,683	(9,888,926)
Illumina Inc	800	(223,432)
Incyte Corp	22,700	(1,520,900)
Integrated Device Technology Inc	85,899	(2,738,460)
International Game Technology PLC	67,778	(1,575,161)
Ionis Pharmaceuticals Inc	82,373	(3,432,483)
Jack in the Box Inc	25,151	(2,140,853)
Jefferies Financial Group Inc	95,283	(1,792,026)
Johnson Controls International PLC	57,447	(1,921,602)
KB Home	9,148	(249,192)
Kellogg Co	52,067	(3,637,921)
Kemper Corp	36,695	(2,775,977)
Kennametal Inc	53,544	(1,922,230)
Kinder Morgan Inc	441,611	(7,803,266)

Referenced Entity	Shares	Value
KLX Inc	41,941	($3,015,558)
Knight-Swift Transportation Holdings Inc	7,801	(298,076)
Knowles Corp	222,162	(3,399,079)
L Brands Inc	161,468	(5,954,940)
Laboratory Corp of America Holdings	783	(140,572)
Leggett & Platt Inc	42,804	(1,910,771)
Lennar Corp ‘A’	7,270	(381,675)
Liberty Broadband Corp ‘C’	60,500	(4,581,060)
Liberty Expedia Holdings Inc ‘A’	3,671	(161,304)
Liberty Media Corp-Liberty SiriusXM	7,684	(348,546)
LifePoint Health Inc	72,482	(3,537,122)
Lions Gate Entertainment Corp ‘A’	65,793	(1,632,982)
LivaNova PLC	23,729	(2,368,629)
Live Nation Entertainment Inc	16,205	(787,077)
Loews Corp	43,631	(2,106,505)
LogMeIn Inc	10,763	(1,111,280)
Mack-Cali Realty Corp REIT	36,875	(747,825)
Macquarie Infrastructure Corp	222,580	(9,392,876)
Mallinckrodt PLC	112,827	(2,105,352)
Markel Corp	1,597	(1,731,707)
MarketAxess Holdings Inc	1,544	(305,496)
Martin Marietta Materials Inc	9,132	(2,039,450)
Matador Resources Co	43,394	(1,303,990)
Mattel Inc	208,621	(3,425,557)
MB Financial Inc	32,875	(1,535,262)
McCormick & Co Inc	78,050	(9,060,825)
Medical Properties Trust Inc REIT	22,154	(311,042)
Medidata Solutions Inc	65,148	(5,248,323)
Mercury General Corp	39,773	(1,812,058)
Meredith Corp	65,831	(3,357,381)
MetLife Inc	2,100	(91,560)
Microchip Technology Inc	3,387	(308,048)
Mohawk Industries Inc	900	(192,843)
Morgan Stanley	40,195	(1,905,243)
Mylan NV	9,437	(341,053)
Nabors Industries Ltd	530	(3,397)
National Fuel Gas Co	91,330	(4,836,837)
Navient Corp	54,534	(710,578)
NCR Corp	49,796	(1,492,884)
Nektar Therapeutics	19,882	(970,838)
Netflix Inc	5,115	(2,002,164)
NetScout Systems Inc	134,286	(3,988,294)
Neurocrine Biosciences Inc	64,473	(6,333,828)
New Jersey Resources Corp	10,077	(450,946)
New York Community Bancorp Inc	80,139	(884,735)
Newell Brands Inc	88,850	(2,291,441)
Nielsen Holdings PLC	168,344	(5,206,880)
Noble Energy Inc	46,100	(1,626,408)
Northern Trust Corp	1,641	(168,842)
NOW Inc	59,832	(797,561)
NuVasive Inc	79,556	(4,146,459)
Office Depot Inc	640,545	(1,633,390)
ONEOK Inc	89,197	(6,228,627)
OPKO Health Inc	388,340	(1,825,198)
Owens-Illinois Inc	5,400	(90,774)
PacWest Bancorp	66,749	(3,298,736)
Pandora Media Inc	376,522	(2,966,993)
Papa John’s International Inc	4,500	(228,240)
Paramount Group Inc REIT	19,044	(293,278)
Parsley Energy Inc ‘A’	27,772	(840,936)
PBF Energy Inc ‘A’	24,401	(1,023,134)
Penske Automotive Group Inc	52,893	(2,478,037)
People’s United Financial Inc	12,629	(228,459)
Perrigo Co PLC	67,225	(4,901,375)
Philip Morris International Inc	20,700	(1,671,318)
Pinnacle Financial Partners Inc	15,091	(925,833)
Platform Specialty Products Corp	305,272	(3,541,155)
Post Holdings Inc	103,643	(8,915,371)
PPL Corp	559,535	(15,974,724)
Premier Inc ‘A’	154,365	(5,615,799)
Prestige Brands Holdings Inc	74,733	(2,868,253)
Prosperity Bancshares Inc	9,073	(620,230)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Qorvo Inc	21,781	($1,746,183)
Quest Diagnostics Inc	10,093	(1,109,624)
Realogy Holdings Corp	6,870	(156,636)
Regal Beloit Corp	3,557	(290,963)
Rowan Cos PLC ‘A’	173,243	(2,810,001)
Royal Gold Inc	14,031	(1,302,638)
Sabra Health Care REIT Inc	63,166	(1,372,597)
Sabre Corp	224,719	(5,537,076)
Sally Beauty Holdings Inc	55,413	(888,270)
SBA Communications Corp REIT	10,365	(1,711,469)
Scientific Games Corp ‘A’	72,242	(3,550,694)
Sealed Air Corp	86,215	(3,659,827)
Seattle Genetics Inc	97,292	(6,459,216)
Sempra Energy	82,967	(9,633,298)
Sensata Technologies Holding PLC	121,308	(5,771,835)
Six Flags Entertainment Corp	71,396	(5,001,290)
SLM Corp	293,365	(3,359,029)
SM Energy Co	204,429	(5,251,781)
Sotheby’s	60,067	(3,264,041)
Southwest Airlines Co	10,722	(545,535)
Southwest Gas Holdings Inc	38,221	(2,915,116)
Spirit Airlines Inc	93,394	(3,394,872)
Spirit MTA REIT	15,762	(162,349)
Spirit Realty Capital Inc REIT	158,849	(1,275,557)
Splunk Inc	17,155	(1,700,232)
Sprouts Farmers Market Inc	62,162	(1,371,915)
Square Inc ‘A’	123,088	(7,587,144)
Stericycle Inc	107,413	(7,012,995)
Sterling Bancorp	296,565	(6,969,278)
Stifel Financial Corp	75,429	(3,941,165)
SVB Financial Group	300	(86,628)
Synaptics Inc	4,322	(217,699)
Syneos Health Inc	62,480	(2,930,312)
Tableau Software Inc ‘A’	12,969	(1,267,720)
Targa Resources Corp	204,022	(10,097,049)
Taubman Centers Inc REIT	34,446	(2,024,047)
Teleflex Inc	1,846	(495,116)
Telephone & Data Systems Inc	54,533	(1,495,295)
Teradyne Inc	3,190	(121,443)
Texas Capital Bancshares Inc	52,861	(4,836,781)
The Charles Schwab Corp	114,344	(5,842,978)
The Coca-Cola Co	19,576	(858,603)
The Cooper Cos Inc	3,979	(936,856)
The Gap Inc	6,632	(214,810)
The Hain Celestial Group Inc	65,968	(1,965,846)
The Kraft Heinz Co	226,477	(14,227,285)
The Kroger Co	219,811	(6,253,623)
The Madison Square Garden Co ‘A’	7,784	(2,414,519)
The Middleby Corp	45,324	(4,732,732)
The Mosaic Co	130,398	(3,657,664)
The New York Times Co ‘A’	194,568	(5,039,311)
The Southern Co	34,665	(1,605,336)

Referenced Entity	Shares	Value
The Ultimate Software Group Inc	28,920	($7,441,405)
The Wendy’s Co	171,698	(2,949,772)
The Western Union Co	22,700	(461,491)
The Williams Cos Inc	154,084	(4,177,217)
TransDigm Group Inc	40,135	(13,852,194)
Transocean Ltd	35,837	(481,649)
TreeHouse Foods Inc	98,594	(5,177,171)
TRI Pointe Group Inc	197,487	(3,230,887)
Tyler Technologies Inc	25,445	(5,651,335)
Under Armour Inc ‘A’	7,491	(168,398)
United Bankshares Inc	137,287	(4,997,247)
United Continental Holdings Inc	6,200	(432,326)
United Natural Foods Inc	16,878	(720,015)
United States Steel Corp	82,770	(2,876,257)
Uniti Group Inc REIT	465,273	(9,319,418)
Univar Inc	42,255	(1,108,771)
Universal Display Corp	43,097	(3,706,342)
Universal Health Services Inc ‘B’	2,780	(309,803)
Valley National Bancorp	134,898	(1,640,360)
Valmont Industries Inc	1,359	(204,869)
Valvoline Inc	154,581	(3,334,312)
VEREIT Inc REIT	1,811,475	(13,477,374)
Verizon Communications Inc	10,151	(510,697)
ViaSat Inc	99,137	(6,515,284)
Visa Inc ‘A’	1,400	(185,430)
Vornado Realty Trust REIT	3,654	(270,104)
Vulcan Materials Co	18,461	(2,382,577)
Wabtec Corp	99,048	(9,764,152)
Walgreens Boots Alliance Inc	4,101	(246,122)
Washington Prime Group Inc REIT	381,661	(3,095,271)
Waste Connections Inc	17,660	(1,329,445)
Wayfair Inc ‘A’	21,582	(2,563,078)
Weatherford International PLC	1,356,809	(4,463,902)
Webster Financial Corp	47,026	(2,995,556)
Welbilt Inc	148,998	(3,324,145)
WestRock Co	10,542	(601,105)
WEX Inc	23,832	(4,539,519)
White Mountains Insurance Group Ltd	228	(206,707)
Workday Inc ‘A’	62,583	(7,580,053)
Worldpay Inc ‘A’	2,700	(220,806)
WPX Energy Inc	132,777	(2,393,969)
XPO Logistics Inc	14,576	(1,460,224)
Yum! Brands Inc	32,814	(2,566,711)
Zayo Group Holdings Inc	295,877	(10,793,593)
Zillow Group Inc ‘C’	69,173	(4,085,357)
Zimmer Biomet Holdings Inc	3,800	(423,472)

		(1,018,940,483)

Total Short Positions		(1,024,289,963)

Total Long and Short Positions		$84,488,788

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW plus or minus a specified spread (rates range from (1.404%) to 0.350%) as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.

	JPM	07/16/18- 08/02/19

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Australia

AGL Energy Ltd	71,986	$1,197,758
Alumina Ltd	317,747	657,541
Ansell Ltd	12,543	252,000
Aurizon Holdings Ltd	907,404	2,901,824
Bendigo & Adelaide Bank Ltd	25,256	202,330
BlueScope Steel Ltd	55,908	713,530
Caltex Australia Ltd	16,349	393,451
CIMIC Group Ltd	73,225	2,289,032
Fortescue Metals Group Ltd	243,816	791,663
Newcrest Mining Ltd	176,673	2,868,663
Oil Search Ltd	8,458	55,569
Orica Ltd	99,031	1,300,121
Origin Energy Ltd	213,676	1,584,867
Qantas Airways Ltd	102,004	464,485
Santos Ltd	12,661	58,641
South32 Ltd	906,834	2,421,541
Treasury Wine Estates Ltd	3,206	41,191
Woodside Petroleum Ltd	223,265	5,850,991

		24,045,198

Total Long Positions		24,045,198

Referenced Entity	Shares	Value
Short Positions:

Australia

AMP Ltd	53,387	($140,419)
APA Group	559,050	(4,072,912)
Challenger Ltd	113,724	(995,227)
Computershare Ltd	45,264	(616,607)
CSL Ltd	16,893	(2,404,601)
Domino’s Pizza Enterprises Ltd	19,214	(742,055)
Healthscope Ltd	1,297,115	(2,116,506)
QBE Insurance Group Ltd	27,347	(196,878)
Ramsay Health Care Ltd	2,325	(92,845)
REA Group Ltd	19,861	(1,332,891)
SEEK Ltd	292,413	(4,712,265)
Tabcorp Holdings Ltd	75,459	(248,758)
TPG Telecom Ltd	236,660	(904,640)
Transurban Group	31,324	(277,384)
Vocus Group Ltd	884,848	(1,510,682)
Westpac Banking Corp	10,596	(230,113)

		(20,594,783)

Total Short Positions		(20,594,783)

Total Long and Short Positions		$3,450,415

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR plus or minus a specified spread (rates range from (4.000%) to 0.300%) as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.

	JPM	08/13/18- 08/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Australia

BHP Billiton PLC	506,383	$11,364,461
Rio Tinto PLC	223,511	12,319,588

		23,684,049

Chile

Antofagasta PLC	336,618	4,373,410

Germany

TUI AG	47,855	1,046,684

Netherlands

Royal Dutch Shell PLC ‘A’	54,423	1,883,521

Russia

Evraz PLC	355,513	2,372,845

South Africa

Anglo American PLC	214,496	4,762,009
Investec PLC	324,947	2,297,618

		7,059,627

Switzerland

Coca-Cola HBC AG	91,853	3,057,294
Glencore PLC	777,721	3,692,455

		6,749,749

Referenced Entity	Shares	Value
United Kingdom

Associated British Foods PLC	52,738	$1,901,643
Aviva PLC	121,108	803,562
Barclays PLC	17,054	42,153
Barratt Developments PLC	707,578	4,796,610
BBA Aviation PLC	281,649	1,263,527
Beazley PLC	96,929	746,935
Bellway PLC	84,650	3,344,165
BP PLC	684,176	5,205,565
BT Group PLC	2,166,244	6,214,400
Burberry Group PLC	84,927	2,413,672
Centrica PLC	225,435	468,089
Close Brothers Group PLC	96,821	1,890,123
DCC PLC	3,578	324,450
Direct Line Insurance Group PLC	37,285	168,255
Dixons Carphone PLC	236,418	580,174
DS Smith PLC	44,325	303,700
Hays PLC	129,792	318,730
Inchcape PLC	229,520	2,359,584
Indivior PLC	385,549	1,941,430
Intermediate Capital Group PLC	91,441	1,324,697
International Consolidated Airlines Group SA	67,770	591,254
JD Sports Fashion PLC	157,138	910,532
Man Group PLC	855,137	1,982,305
Meggitt PLC	34,220	222,060
Moneysupermarket.com Group PLC	361,612	1,502,821
Pearson PLC	21,325	248,345
Persimmon PLC	140,767	4,688,907
Rentokil Initial PLC	55,731	256,955
Royal Bank of Scotland Group PLC	215,004	723,818
Royal Mail PLC	772,023	5,136,209
Smith & Nephew PLC	304,754	5,613,664
SSE PLC	8,525	152,176
Standard Life Aberdeen PLC	991,930	4,247,608

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Tate & Lyle PLC	188,354	$1,602,960
Taylor Wimpey PLC	875,140	2,060,100
Thomas Cook Group PLC	775,578	1,099,040
WH Smith PLC	10,094	265,695
William Hill PLC	627,702	2,507,024

		70,222,937

Total Long Positions		117,392,822

Short Positions:

Jordan

Hikma Pharmaceuticals PLC	63,257	(1,247,717)

South Africa

Mediclinic International PLC	189,961	(1,316,020)
Old Mutual Ltd	83,329	(164,738)

		(1,480,758)

United Kingdom

AA PLC	749,352	(1,227,791)
Admiral Group PLC	84,324	(2,119,256)
Aggreko PLC	179,746	(1,599,446)
Ashmore Group PLC	37,229	(182,525)
ASOS PLC	12,759	(1,023,437)
Auto Trader Group PLC	504,165	(2,825,539)
B&M European Value Retail SA	45,174	(239,981)
Babcock International Group PLC	294,874	(3,168,264)
Balfour Beatty PLC	499,708	(1,865,092)
British American Tobacco PLC	111,518	(5,617,538)
BTG PLC	150,341	(1,020,328)
Capita PLC	724,568	(1,522,943)
Cobham PLC	1,797,599	(3,039,600)
ConvaTec Group PLC	1,083,978	(3,026,200)
Croda International PLC	3,272	(206,716)
Daily Mail & General Trust PLC ‘A’	46,352	(452,987)
easyJet PLC	1,899	(41,778)
Essentra PLC	55,667	(352,431)
Experian PLC	89,952	(2,218,991)
GlaxoSmithKline PLC	2,761	(55,664)
Greene King PLC	173,866	(1,317,047)

Referenced Entity	Shares	Value
Halma PLC	107,473	($1,935,192)
Hargreaves Lansdown PLC	200,546	(5,198,493)
HSBC Holdings PLC	31,246	(291,974)
IMI PLC	24,564	(365,537)
Inmarsat PLC	636,046	(4,599,351)
Intertek Group PLC	16,398	(1,232,975)
ITV PLC	289,450	(661,752)
J Sainsbury PLC	839,128	(3,550,995)
John Wood Group PLC	800,055	(6,606,855)
Johnson Matthey PLC	55,542	(2,644,717)
Just Eat PLC	31,042	(318,320)
Kingfisher PLC	106,950	(418,240)
Legal & General Group PLC	430,614	(1,506,218)
Melrose Industries PLC	49,352	(138,090)
Merlin Entertainments PLC	703,919	(3,589,066)
Micro Focus International PLC	368,863	(6,400,260)
National Grid PLC	118,650	(1,476,500)
Next PLC	10,834	(862,373)
Pennon Group PLC	222,970	(2,331,828)
Petrofac Ltd	106,621	(819,068)
Provident Financial PLC	82,486	(650,811)
Prudential PLC	31,608	(720,546)
Quilter PLC	24,361	(46,592)
Reckitt Benckiser Group PLC	67,733	(5,565,271)
Rightmove PLC	21,931	(1,533,030)
Rolls-Royce Holdings PLC	166,186	(2,164,586)
Rotork PLC	465,311	(2,049,300)
RPC Group PLC	50,534	(497,542)
Severn Trent PLC	76,543	(1,995,765)
Spirax-Sarco Engineering PLC	2,722	(233,421)
St James’s Place PLC	15,540	(234,469)
Tesco PLC	3,002,643	(10,159,727)
The Sage Group PLC	177,707	(1,467,716)
The Weir Group PLC	109,820	(2,884,119)
Travis Perkins PLC	27,715	(519,343)
United Utilities Group PLC	316,731	(3,184,188)
Whitbread PLC	7,699	(401,329)
Wm Morrison Supermarkets PLC	748,282	(2,482,051)
WPP PLC	187,301	(2,942,793)

		(117,803,957)

Total Short Positions		(120,532,432)

Total Long and Short Positions		($3,139,610)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR plus or minus a specified spread (rates range from (2.250%) to 0.500%) as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.

	JPM	08/13/18- 08/05/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Hong Kong

CLP Holdings Ltd	5,500	$59,243
Henderson Land Development Co Ltd	97,200	512,562
Kerry Properties Ltd	363,500	1,737,141
Li & Fung Ltd	1,144,000	419,027
Melco International Development Ltd	871,000	2,671,880
New World Development Co Ltd	358,000	500,810
Power Assets Holdings Ltd	8,500	59,425
Sino Land Co Ltd	756,000	1,228,478
Sun Hung Kai Properties Ltd	37,000	557,440
WH Group Ltd	847,000	685,381
Wheelock & Co Ltd	216,000	1,501,098
Yue Yuen Industrial Holdings Ltd	415,500	1,171,155

		11,103,640

Referenced Entity	Shares	Value
Macau

SJM Holdings Ltd	71,000	$88,056
Wynn Macau Ltd	170,400	546,071

		634,127

Total Long Positions		11,737,767

Short Positions:

China

Guotai Junan International Holdings Ltd	747,000	(161,004)
Minth Group Ltd	296,000	(1,251,994)

		(1,412,998)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Hong Kong

AIA Group Ltd	180,000	($1,568,054)
ASM Pacific Technology Ltd	151,800	(1,913,214)
Cathay Pacific Airways Ltd	402,361	(631,798)
Haitong International Securities Group Ltd	362,730	(164,772)
Hong Kong & China Gas Co Ltd	1,612,313	(3,081,990)
MTR Corp Ltd	353,625	(1,953,298)
Value Partners Group Ltd	925,724	(727,888)
Xinyi Glass Holdings Ltd	120,000	(145,553)

		(10,186,567)

Referenced Entity	Shares	Value
Macau

MGM China Holdings Ltd	203,803	($471,240)

Total Short Positions		(12,070,805)

Total Long and Short Positions		($333,038)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR plus or minus a specified spread (rates range from (2.000%) to 0.400%) as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.

	JPM	08/13/18- 02/26/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Singapore

Genting Singapore Ltd	24,100	$1,454,598

Total Long Positions		1,454,598

Short Positions:

Singapore

CapitaLand Ltd	119,900	(277,508)
Singapore Post Ltd	535,700	(494,668)
Singapore Telecommunications Ltd	79,800	(180,172)

		(952,348)

Total Short Positions		(952,348)

Total Long and Short Positions		$502,250

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate plus or minus a specified spread (rates range from (1.710%) to 0.330%) as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Canada

Air Canada	375,826	$6,074,851
Atco Ltd ‘I’	7,222	222,925
Barrick Gold Corp	17,472	229,522
BlackBerry Ltd	39,386	379,884
Bombardier Inc ‘B’	160,099	633,260
BRP Inc	29,004	1,398,299
Canadian Imperial Bank of Commerce	7,245	630,235
Canadian Tire Corp Ltd ‘A’	17,547	2,290,393
Cenovus Energy Inc	17,955	186,427
CGI Group Inc ‘A’	33,107	2,098,006
Constellation Software Inc	3,056	2,370,018
Dollarama Inc	189,169	7,332,790
Empire Co Ltd ‘A’	35,206	706,718
Encana Corp	7,878	102,891
Fairfax Financial Holdings Ltd	200	112,069
Finning International Inc	68,536	1,691,700
Franco-Nevada Corp	7,973	581,911
Genworth MI Canada Inc	20,961	682,091

Referenced Entity	Shares	Value
Goldcorp Inc	36,238	$497,544
Husky Energy Inc	14,408	224,562
Industrial Alliance Insurance & Financial Services Inc	5,705	220,233
Intact Financial Corp	3,452	244,855
Kinross Gold Corp	214,265	806,764
Linamar Corp	42,569	1,871,916
Magna International Inc	45,125	2,624,468
Manulife Financial Corp	20,774	373,241
Methanex Corp	17,448	1,233,763
Quebecor Inc ‘B’	11,043	226,127
Seven Generations Energy Ltd ‘A’	1,900	20,942
Suncor Energy Inc	1,434	58,357
Teck Resources Ltd ‘B’	121,387	3,092,268
Tourmaline Oil Corp	1,200	21,441
West Fraser Timber Co Ltd	50,655	3,486,685

		42,727,156

Chile

Lundin Mining Corp	274,626	1,527,035

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
United States

Valeant Pharmaceuticals International Inc	33,733	$785,174

Total Long Positions		45,039,365

Short Positions:

Brazil

Yamana Gold Inc	70,424	(205,168)

Canada

AltaGas Ltd	139,602	(2,883,044)
Cameco Corp	258,985	(2,913,618)
Canadian Utilities Ltd ‘A’	9,435	(238,270)
Eldorado Gold Corp	148,260	(149,991)
Element Fleet Management Corp	233,286	(1,096,647)
Emera Inc	5,916	(192,602)
Enbridge Inc	301,551	(10,780,738)
Gildan Activewear Inc	33,374	(940,052)

Referenced Entity	Shares	Value
Imperial Oil Ltd	53,382	($1,774,460)
Inter Pipeline Ltd	53,279	(998,589)
Keyera Corp	76,094	(2,117,308)
Northland Power Inc	15,077	(281,321)
Onex Corp	3,668	(269,216)
Pembina Pipeline Corp	52,203	(1,807,936)
Peyto Exploration & Development Corp	30,527	(234,993)
PrairieSky Royalty Ltd	14,143	(279,170)
Ritchie Bros Auctioneers Inc	5,449	(185,854)
SNC-Lavalin Group Inc	6,189	(273,330)
Stantec Inc	11,242	(289,120)
TransCanada Corp	115,885	(5,013,912)
Wheaton Precious Metals Corp	137,072	(3,025,771)
Whitecap Resources Inc	24,520	(166,184)

		(35,912,126)

Zambia

First Quantum Minerals Ltd	258,756	(3,812,500)

Total Short Positions		(39,929,794)

Total Long and Short Positions		$5,109,571

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS plus or minus a specified spread (rates range from (9.000%) to 0.350%) as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Switzerland

Adecco Group AG	71,001	$4,190,058
Barry Callebaut AG	421	754,397
Bucher Industries AG	880	293,540
dormakaba Holding AG	710	495,990
Flughafen Zurich AG	3,875	788,427
GAM Holding AG	43,126	593,017
Georg Fischer AG	2,791	3,564,061
Givaudan SA	76	172,126
Helvetia Holding AG	315	179,704
OC Oerlikon Corp AG	11,992	182,695
Roche Holding AG	9,031	2,003,599
Schindler Holding AG	2,568	551,357
SGS SA	66	175,375
Sika AG ±	19,860	2,744,046
Sonova Holding AG	6,708	1,199,951
Sunrise Communications Group AG	8,712	707,895
Swiss Life Holding AG	9,384	3,253,914
Temenos AG	65,558	9,859,041
The Swatch Group AG	272	128,760

		31,837,953

Total Long Positions		31,837,953

Referenced Entity	Shares	Value
Short Positions:

Austria

ams AG	38,628	($2,864,657)

Switzerland

Aryzta AG	44,910	(671,761)
Chocoladefabriken Lindt & Spruengli AG	455	(2,949,137)
Credit Suisse Group AG	734,094	(10,976,954)
Dufry AG	16,072	(2,044,082)
Lonza Group AG	2,725	(720,071)
Straumann Holding AG	287	(217,657)
UBS Group AG	19,027	(291,690)
Vifor Pharma AG	63,042	(10,056,060)

		(27,927,412)

Total Short Positions		(30,792,069)

Total Long and Short Positions		$1,045,884

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA plus or minus a specified spread (rates range from (7.130%) to 0.350%) as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.

	MSC	05/02/19

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Belgium

Ageas	73,007	$3,675,396
Bekaert SA	22,955	743,769
bpost SA	105,198	1,662,164
Solvay SA	26,818	3,377,419
UCB SA	36,394	2,852,936

		12,311,684

Finland

Cargotec OYJ ‘B’	5,177	261,213
Fortum OYJ	33,068	787,650
Kesko OYJ ‘B’	20,071	1,225,915
Neste OYJ	92,121	7,207,441
Nokian Renkaat OYJ	4,333	170,625
Stora Enso OYJ ‘R’	15,916	310,074
UPM-Kymmene OYJ	65,870	2,345,308

		12,308,226

France

Air France-KLM	215,390	1,760,205
Alstom SA	13,368	613,303
Amundi SA	2,593	179,241
Atos SE	44,746	6,084,420
Cie Generale des Etablissements Michelin SCA	68,788	8,321,838
CNP Assurances	38,128	866,250
Elior Group SA	13,018	187,628
Engie SA	739,070	11,305,177
Eutelsat Communications SA	14,957	309,538
Faurecia SA	14,063	999,688
Hermes International	451	275,495
Imerys SA	2,458	198,378
Lagardere SCA	6,325	166,653
Peugeot SA	359,419	8,189,458
Renault SA	83,598	7,082,539
SEB SA	1,456	254,022
Societe BIC SA	3,723	345,209
Teleperformance	29,263	5,164,789
Thales SA	30,992	3,987,240
TOTAL SA	153,460	9,318,971

		65,610,042

Germany

Aurubis AG	49,447	3,774,500
Bayerische Motoren Werke AG	15,120	1,366,733
Continental AG	17,625	4,011,057
Covestro AG	169,922	15,103,268
Deutsche Lufthansa AG	295,596	7,081,775
HeidelbergCement AG	8,761	735,630
Hella GmbH & Co KGaA	9,301	519,343
HOCHTIEF AG	17,863	3,221,287
KION Group AG	2,396	171,983
MTU Aero Engines AG	2,295	439,587
OSRAM Licht AG	20,118	819,302
Rheinmetall AG	42,048	4,626,220
Salzgitter AG	37,774	1,643,471
Schaeffler AG (Preferred)	93,537	1,214,030
Software AG	70,113	3,258,659
Suedzucker AG	112,861	1,793,907
Talanx AG	38,645	1,407,821
Uniper SE	23,291	693,439

		51,882,012

Italy

A2A SPA	2,560,021	4,431,219
Autogrill SPA	133,591	1,650,057
Azimut Holding SPA	2,722	41,947

Referenced Entity	Shares	Value
DiaSorin SPA	2,362	$268,429
Enel SPA	75,113	416,215
Eni SPA	713,300	13,225,558
Hera SPA	306,788	954,600
Moncler SPA	144,524	6,557,777
Prysmian SPA	129,504	3,213,357
Snam SPA	31,688	132,057

		30,891,216

Luxembourg

APERAM SA	30,624	1,312,628
ArcelorMittal	81,957	2,391,157

		3,703,785

Netherlands

Aalberts Industries NV	12,160	580,889
Aegon NV	37,504	223,922
Akzo Nobel NV	25,172	2,146,977
ASM International NV	54,760	3,017,424
ASR Nederland NV	99,179	4,038,657
Koninklijke Ahold Delhaize NV	332,398	7,936,863
Koninklijke DSM NV	25,248	2,525,785
Koninklijke Philips NV	13,807	584,974
NN Group NV	141,044	5,720,237
Randstad NV	11,500	674,995
Signify NV	108,563	2,808,691
Wolters Kluwer NV	45,694	2,566,939

		32,826,353

Portugal

Galp Energia SGPS SA	2,501	47,578

Spain

Acerinox SA	150,655	1,990,659
ACS Actividades de Construccion y Servicios SA	17,416	702,665
Amadeus IT Group SA	51,099	4,018,037
Enagas SA	50,173	1,463,358
Endesa SA	309,520	6,806,838
Iberdrola SA	58,880	454,068
Mapfre SA	606,498	1,822,975
Repsol SA	438,419	8,557,535

		25,816,135

Switzerland

STMicroelectronics NV	234,955	5,212,079

United Kingdom

Dialog Semiconductor PLC	12,666	191,977
Fiat Chrysler Automobiles NV	202,602	3,821,933

		4,013,910

Total Long Positions		244,623,020

Short Positions:

Belgium

Anheuser-Busch InBev SA/NV	87,328	(8,808,329)
Galapagos NV	22,439	(2,066,575)
Telenet Group Holding NV	39,665	(1,846,658)

		(12,721,562)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Finland

Amer Sports OYJ	69,889	($2,197,598)
Huhtamaki OYJ	40,480	(1,492,764)
Metso OYJ	13,977	(466,204)
Nokia OYJ	107,501	(616,612)
Orion OYJ ‘B’	42,359	(1,139,246)

		(5,912,424)

France

Accor SA	57,208	(2,801,814)
Aeroports de Paris	2,779	(627,749)
Airbus SE	33,396	(3,897,139)
BioMerieux	2,380	(213,839)
Bollore SA	636,768	(2,957,112)
Carrefour SA	157,171	(2,535,314)
Casino Guichard Perrachon SA	9,164	(354,654)
Credit Agricole SA	25,276	(335,476)
Danone SA	61,647	(4,501,000)
Edenred	169,673	(5,359,410)
Electricite de France SA	312,449	(4,287,379)
Essilor International Cie Generale d’Optique SA	2,519	(355,169)
Getlink	243,881	(3,343,574)
Iliad SA	29,069	(4,586,656)
Ingenico Group SA	72,391	(6,490,884)
JCDecaux SA	63,022	(2,104,408)
L’Oreal SA	13,940	(3,436,581)
Orpea	13,691	(1,823,614)
Publicis Groupe SA	7,950	(545,549)
Remy Cointreau SA	990	(128,169)
Sanofi	9,106	(730,843)
SCOR SE	21,044	(778,229)
Societe Generale SA	13,989	(587,956)
Suez	180,811	(2,338,973)
Technicolor SA	640,384	(786,810)
Ubisoft Entertainment SA	639	(69,848)
Valeo SA	20,088	(1,095,270)
Vivendi SA	263,520	(6,446,465)

		(63,519,884)

Germany

Allianz SE	371	(76,446)
Axel Springer SE	3,029	(218,891)
Bilfinger SE	26,563	(1,346,554)
Carl Zeiss Meditec AG	3,053	(208,318)
Commerzbank AG	275,524	(2,628,319)
Deutsche Bank AG	879,175	(9,405,827)
Deutsche Telekom AG	447,699	(6,918,919)
Fielmann AG	12,526	(866,050)
GEA Group AG	76,451	(2,574,732)
Henkel AG & Co KGaA (Preferred)	22,297	(2,845,067)
Merck KGaA	1,884	(183,402)
Sartorius AG (Preferred)	11,565	(1,721,695)
Telefonica Deutschland Holding AG	400,338	(1,574,912)
thyssenkrupp AG	36,068	(874,284)
Wirecard AG	22,988	(3,678,550)
Zalando SE	91,693	(5,110,232)

		(40,232,198)

Referenced Entity	Shares	Value
Italy

Atlantia SPA	28,065	($827,418)
BPER Banca	518,951	(2,831,570)
Buzzi Unicem SPA	103,712	(2,534,000)
Davide Campari-Milano SPA	188,112	(1,544,009)
Ferrari NV	20,346	(2,750,151)
Leonardo SPA	523,315	(5,150,666)
Recordati SPA	20,756	(822,459)
Saipem SPA	882,147	(4,045,674)
Telecom Italia SPA	2,451,153	(1,816,011)
UniCredit SPA	154,963	(2,568,419)
Unione di Banche Italiane SPA	520,120	(1,992,216)
Unipol Gruppo SPA	45,553	(175,521)

		(27,058,114)

Luxembourg

Eurofins Scientific SE	8,286	(4,595,501)
SES SA ‘A’ FDR	14,005	(256,007)
Tenaris SA	748,811	(13,665,811)

		(18,517,319)

Netherlands

ABN AMRO Group NV CVA	1,637	(42,336)
ALTICE EUROPE NV ‘A’	524,626	(2,129,457)
ASML Holding NV	958	(189,574)
Boskalis Westminster	98,899	(2,873,951)
Heineken NV	19,224	(1,926,023)
Koninklijke KPN NV	984,878	(2,678,058)
Koninklijke Vopak NV	53,885	(2,483,663)
OCI NV	100,327	(2,694,131)
SBM Offshore NV	280,071	(4,342,586)

		(19,359,779)

Spain

Atresmedia Corp de Medios de Comunicacion SA	24,738	(207,517)
Banco Santander SA	112,251	(599,922)
Bankia SA	1,159,929	(4,325,453)
Cellnex Telecom SAU	255,922	(6,434,254)
Distribuidora Internacional de Alimentacion SA	130,328	(378,595)
Grifols SA	109,136	(3,271,113)
Industria de Diseno Textil SA	213,500	(7,270,549)
Telefonica SA	318,656	(2,704,572)

		(25,191,975)

United Kingdom

Unilever NV CVA	165,702	(9,232,408)

United States

QIAGEN NV	130,441	(4,728,379)

Total Short Positions		(226,474,042)

Total Long and Short Positions		$18,148,978

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC plus or minus a specified spread (rates range from (2.130%) to 0.450%) as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.

	MSC	05/01/20

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Japan

Alfresa Holdings Corp	120,600	$2,831,965
Amada Holdings Co Ltd	123,200	1,182,394
ANA Holdings Inc	32,700	1,199,850
Astellas Pharma Inc	261,500	3,979,657
Bandai Namco Holdings Inc	156,600	6,450,589
Brother Industries Ltd	10,900	214,742
Chubu Electric Power Co Inc	20,000	299,888
Citizen Watch Co Ltd	35,500	232,784
Coca-Cola Bottlers Japan Holdings Inc	1,100	44,010
CyberAgent Inc	2,200	131,941
Daicel Corp	62,100	686,010
Dentsu Inc	900	42,604
Fuji Electric Co Ltd	74,000	562,112
Fujitsu Ltd	13,000	78,670
GungHo Online Entertainment Inc	93,000	236,287
Hakuhodo DY Holdings Inc	89,800	1,439,845
Haseko Corp	381,900	5,263,763
Hitachi Chemical Co Ltd	2,100	42,276
Hitachi High-Technologies Corp	55,500	2,257,751
Hitachi Ltd	1,019,000	7,178,837
Hoya Corp	3,100	175,860
Idemitsu Kosan Co Ltd	118,500	4,214,049
Inpex Corp	477,400	4,958,218
ITOCHU Corp	16,400	296,608
Itochu Techno-Solutions Corp	189,900	3,275,722
Japan Airlines Co Ltd	245,400	8,694,779
JFE Holdings Inc	47,700	900,943
JXTG Holdings Inc	1,847,700	12,818,928
Kajima Corp	538,000	4,156,942
Kamigumi Co Ltd	94,700	1,965,577
Kobayashi Pharmaceutical Co Ltd	3,500	302,104
Koito Manufacturing Co Ltd	9,000	594,478
Konami Holdings Corp	7,800	396,331
Kose Corp	700	150,566
Kyushu Financial Group Inc	37,800	181,911
Kyushu Railway Co	7,600	232,374
Lawson Inc	700	43,716
Lion Corp	26,200	479,414
LIXIL Group Corp	2,200	43,968
Marubeni Corp	54,800	417,213
Matsumotokiyoshi Holdings Co Ltd	91,800	4,119,416
Medipal Holdings Corp	114,500	2,299,991
Mitsubishi Gas Chemical Co Inc	142,800	3,226,949
Mitsubishi Tanabe Pharma Corp	36,300	626,724
Mitsui & Co Ltd	13,200	219,810
Mitsui Chemicals Inc	13,700	364,129
Mixi Inc	26,200	662,358
MonotaRO Co Ltd	1,100	48,593
Nexon Co Ltd	212,700	3,086,140
NHK Spring Co Ltd	213,600	2,010,635
Nikon Corp	36,900	586,430
Nippon Electric Glass Co Ltd	33,200	920,299
Nippon Express Co Ltd	44,700	3,239,075
Nippon Shinyaku Co Ltd	15,600	968,105
Nippon Shokubai Co Ltd	9,000	649,983
Nippon Telegraph & Telephone Corp	72,700	3,302,614
Nitto Denko Corp	1,500	113,246
NOK Corp	12,000	231,776
Nomura Research Institute Ltd	6,500	314,478
Obayashi Corp	415,300	4,312,232
Obic Co Ltd	6,500	537,008
Oji Holdings Corp	30,000	185,910
Omron Corp	8,400	391,304
Ono Pharmaceutical Co Ltd	3,600	84,279
Oracle Corp Japan	39,100	3,186,846
Oriental Land Co Ltd	12,200	1,279,129

Referenced Entity	Shares	Value
ORIX Corp	51,600	$813,324
Osaka Gas Co Ltd	3,100	64,188
Otsuka Corp	99,100	3,879,502
Persol Holdings Co Ltd	88,100	1,962,020
Pigeon Corp	900	43,737
Pola Orbis Holdings Inc	87,900	3,862,809
SCSK Corp	6,900	320,387
Sega Sammy Holdings Inc	187,500	3,209,149
Sekisui Chemical Co Ltd	59,300	1,008,728
Shimadzu Corp	55,800	1,683,540
Shimamura Co Ltd	4,600	404,423
Shimizu Corp	43,300	448,157
SMC Corp	800	292,872
Sojitz Corp	207,400	751,125
Square Enix Holdings Co Ltd	155,700	7,634,295
Stanley Electric Co Ltd	18,300	623,116
Start Today Co Ltd	61,700	2,232,340
Subaru Corp	5,600	162,876
Sugi Holdings Co Ltd	5,900	341,344
Sumitomo Chemical Co Ltd	96,000	542,941
Sumitomo Corp	2,600	42,640
Sumitomo Heavy Industries Ltd	45,800	1,543,140
Suzuken Co Ltd	33,500	1,416,696
Taiheiyo Cement Corp	43,100	1,417,832
Taisei Corp	143,425	7,898,331
The Gunma Bank Ltd	111,500	583,676
THK Co Ltd	12,400	354,042
Tohoku Electric Power Co Inc	36,900	450,849
Tokyo Broadcasting System Holdings Inc	62,000	1,390,355
Tokyo Electric Power Co Holdings Inc	119,800	557,734
Tokyo Gas Co Ltd	22,800	605,391
Tosoh Corp	215,600	3,333,646
Toyo Suisan Kaisha Ltd	19,800	706,436
Toyoda Gosei Co Ltd	8,800	222,725
Toyota Boshoku Corp	102,100	1,872,838
Toyota Tsusho Corp	17,900	598,159
Tsuruha Holdings Inc	400	50,102
Welcia Holdings Co Ltd	3,700	196,730
Yamada Denki Co Ltd	8,500	42,223

		169,187,553

Total Long Positions		169,187,553

Short Positions:

Japan

Advantest Corp	25,600	(531,018)
Aeon Co Ltd	286,800	(6,135,291)
AEON Financial Service Co Ltd	107,900	(2,299,784)
Alps Electric Co Ltd	61,800	(1,587,169)
Asics Corp	243,800	(4,115,610)
Calbee Inc	125,000	(4,702,196)
Casio Computer Co Ltd	161,400	(2,621,300)
Chiyoda Corp	37,100	(321,683)
Chugai Pharmaceutical Co Ltd	14,900	(780,172)
Dai-ichi Life Holdings Inc	22,800	(405,786)
Daiichi Sankyo Co Ltd	8,100	(309,448)
Daiwa Securities Group Inc	52,000	(301,385)
DeNA Co Ltd	35,400	(662,890)
Denso Corp	900	(43,915)
Disco Corp	500	(85,122)
FamilyMart UNY Holdings Co Ltd	35,800	(3,769,897)
Fast Retailing Co Ltd	3,300	(1,512,507)
Hamamatsu Photonics KK	38,996	(1,673,999)
Hokuriku Electric Power Co	241,200	(2,422,611)
IHI Corp	5,200	(180,877)
Isetan Mitsukoshi Holdings Ltd	333,200	(4,156,966)
Japan Airport Terminal Co Ltd	4,900	(229,160)
Japan Post Insurance Co Ltd	9,500	(195,273)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Japan Tobacco Inc	29,100	($813,241)
JGC Corp	81,200	(1,633,337)
Kakaku.com Inc	139,100	(3,132,251)
Kansai Paint Co Ltd	86,000	(1,784,713)
Kawasaki Heavy Industries Ltd	10,700	(314,694)
Keihan Holdings Co Ltd	42,400	(1,520,198)
Keikyu Corp	154,800	(2,535,536)
Keio Corp	52,700	(2,546,478)
Keyence Corp	500	(282,007)
Kikkoman Corp	45,900	(2,317,428)
Kintetsu Group Holdings Co Ltd	80,400	(3,278,336)
Konica Minolta Inc	162,400	(1,506,149)
Kyushu Electric Power Co Inc	139,000	(1,552,035)
LINE Corp	57,300	(2,365,744)
M3 Inc	18,000	(715,828)
Marui Group Co Ltd	338,047	(7,110,843)
MINEBEA MITSUMI Inc	3,000	(50,555)
Mitsubishi Logistics Corp	104,900	(2,262,047)
Mitsubishi UFJ Lease & Finance Co Ltd	41,500	(254,410)
Murata Manufacturing Co Ltd	17,400	(2,921,048)
Nagoya Railroad Co Ltd	54,000	(1,392,914)
Nankai Electric Railway Co Ltd	49,000	(1,359,207)
NGK Spark Plug Co Ltd	186,400	(5,299,120)
Nidec Corp	16,400	(2,453,269)
Nintendo Co Ltd	600	(195,857)
Nippon Paint Holdings Co Ltd	125,500	(5,397,145)
Nissan Motor Co Ltd	151,200	(1,471,204)
Nomura Holdings Inc	73,000	(353,251)
NTN Corp	148,500	(607,794)
Odakyu Electric Railway Co Ltd	167,000	(3,581,469)
Orient Corp	151,700	(203,858)
PeptiDream Inc	5,600	(232,663)
Renesas Electronics Corp	56,200	(549,400)
Ricoh Co Ltd	866,700	(7,937,003)

Referenced Entity	Shares	Value
Seven Bank Ltd	524,900	($1,602,828)
Shikoku Electric Power Co Inc	93,700	(1,253,249)
Shimano Inc	37,300	(5,473,574)
Shin-Etsu Chemical Co Ltd	1,000	(88,868)
Shinsei Bank Ltd	15,200	(233,219)
Shiseido Co Ltd	8,900	(706,268)
SoftBank Group Corp	85,700	(6,119,674)
Sompo Holdings Inc	27,000	(1,089,450)
Sony Corp	5,000	(256,072)
Sony Financial Holdings Inc	255,100	(4,860,445)
Sumitomo Metal Mining Co Ltd	29,400	(1,122,102)
Suzuki Motor Corp	2,400	(132,259)
Sysmex Corp	24,200	(2,254,825)
T&D Holdings Inc	371,100	(5,565,780)
TDK Corp	58,400	(5,946,454)
Terumo Corp	3,700	(211,817)
The Bank of Kyoto Ltd	55,900	(2,580,981)
The Chugoku Electric Power Co Inc	290,700	(3,755,287)
The Yokohama Rubber Co Ltd	30,200	(626,411)
Tokio Marine Holdings Inc	105,700	(4,944,989)
Toray Industries Inc	290,700	(2,294,453)
Toyota Industries Corp	10,900	(610,136)
Toyota Motor Corp	22,100	(1,429,184)
Yakult Honsha Co Ltd	10,200	(681,982)
Yamaha Corp	42,500	(2,205,652)
Yamato Holdings Co Ltd	116,400	(3,425,959)
Yaskawa Electric Corp	90,700	(3,194,009)
Yokogawa Electric Corp	13,300	(236,170)

		(171,877,188)

Total Short Positions		(171,877,188)

Total Long and Short Positions		($2,689,635)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR plus or minus a specified spread (rates range from (0.350%) to 0.350%) as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.

	MSC	05/01/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Denmark

Carlsberg AS ‘B’	5,747	$676,183
Danske Bank AS	69,658	2,170,118
Dfds AS	10,432	664,013
DSV AS	16,910	1,361,284
FLSmidth & Co AS	3,022	180,311
GN Store Nord AS	122,792	5,579,198
H Lundbeck AS	59,898	4,198,038
Jyske Bank AS	14,565	796,122
Novo Nordisk AS ‘B’	59,661	2,755,775
Orsted AS	10,869	656,717
Rockwool International AS ‘B’	2,333	909,417

		19,947,176

Total Long Positions		19,947,176

Referenced Entity	Shares	Value
Short Positions:

Denmark

AP Moller - Maersk AS ‘B’	2,195	($2,715,434)
Chr Hansen Holding AS	6,748	(621,226)
Genmab AS	42,661	(6,564,164)
Novozymes AS ‘B’	44,322	(2,241,728)
Pandora AS	36,102	(2,516,215)

		(14,658,767)

Total Short Positions		(14,658,767)

Total Long and Short Positions		$5,288,409

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR plus or minus a specified spread (rates range from (0.350%) to 0.350%) as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.

	MSC	05/02/19

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Norway

Equinor ASA	80,357	$2,124,844
Leroy Seafood Group ASA	344,101	2,317,960
Marine Harvest ASA	31,550	627,305
Norsk Hydro ASA	633,679	3,782,586
Salmar ASA	84,207	3,531,956
Telenor ASA	2,027	41,514

		12,426,165

Total Long Positions		12,426,165

Referenced Entity	Shares	Value
Short Positions:

Norway

DNB ASA	9,461	($184,235)
Gjensidige Forsikring ASA	22,933	(375,447)
Schibsted ASA ‘A’	63,103	(1,913,542)
Yara International ASA	8,972	(371,191)

		(2,844,415)

United Kingdom

Subsea 7 SA	134,246	(2,134,122)

Total Short Positions		(4,978,537)

Total Long and Short Positions		$7,447,628

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR plus or minus a specified spread (rates range from (3.130%) to 0.350%) as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Malta

Kindred Group PLC SDR	251,489	$3,150,594

Sweden

Alfa Laval AB	7,870	185,794
Axfood AB	14,052	269,699
BillerudKorsnas AB	63,038	888,588
Boliden AB	218,550	7,053,365
Electrolux AB ‘B’	121,905	2,766,463
Essity AB ‘B’	52,548	1,292,763
Holmen AB ‘B’	18,653	422,488
Husqvarna AB ‘B’	23,022	217,791
NCC AB ‘B’	49,070	813,653
Saab AB ‘B’	4,773	197,660
Sandvik AB	120,680	2,131,327
Securitas AB ‘B’	25,130	412,083
SKF AB ‘B’	22,622	418,785
SSAB AB ‘A’	506,455	2,381,776
Svenska Cellulosa AB SCA ‘B’	140,818	1,524,457

Referenced Entity	Shares	Value
Trelleborg AB ‘B’	15,406	$327,589
Volvo AB ‘B’	335,482	5,331,855

		26,636,136

Total Long Positions		29,786,730

Short Positions:

Colombia

Millicom International Cellular SA SDR	38,001	(2,233,398)

Sweden

Getinge AB ‘B’	140,776	(1,277,968)
Hennes & Mauritz AB ‘B’	42,331	(630,099)
Hexpol AB	75,809	(784,134)
Svenska Handelsbanken AB ‘A’	351,152	(3,889,165)
Telefonaktiebolaget LM Ericsson ‘B’	2,300,591	(17,724,207)

		(24,305,573)

Total Short Positions		(26,538,971)

Total Long and Short Positions		$3,247,759

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day USD-Fed Fund plus or minus a specified spread ((2.670%)) as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.

	MSC	06/17/19- 07/01/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Short Positions:

United States

Altice USA Inc ‘A’	242,217	($4,132,205)
Altice USA Inc ‘B’	2,864	(48,674)

Total Short Positions		(4,180,879)

Total Basket Swaps		$118,386,520

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Number of Contracts	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI Australia Index Appreciation	MSCI Australia Index - Depreciation	M	JPM	09/19/18	32	$133,782	$ 4,238	$-	$ 4,238
MSCI Canada Index Appreciation	MSCI Canada Index - Depreciation	M	JPM	09/19/18	477	2,364,075	6,078	-	6,078
MSCI Hong Kong Index Appreciation	MSCI Hong Kong Index - Depreciation	M	JPM	09/19/18	368	4,201,593	(224,972)	-	(224,972)
MSCI Italy Index Appreciation	MSCI Italy Index - Depreciation	M	JPM	09/19/18	34,956	4,263,002	(81,235)	-	(81,235)
MSCI Japan Index Appreciation	MSCI Japan Index - Depreciation	M	JPM	09/19/18	69,287	1,274,007	(40,384)	-	(40,384)
MSCI Netherlands Index Appreciation	MSCI Netherlands Index - Depreciation	M	JPM	09/19/18	592	163,557	(3,768)	-	(3,768)
MSCI Singapore Index Appreciation	MSCI Singapore Index - Depreciation	M	JPM	09/19/18	471	2,062,499	(111,359)	-	(111,359)
MSCI Spain Index Appreciation	MSCI Spain Index - Depreciation	M	JPM	09/19/18	52	12,264	(277)	-	(277)
MSCI Sweden Index Appreciation	MSCI Sweden Index - Depreciation	M	JPM	09/19/18	1	4,199	(21)	-	(21)
Swiss Market Index Appreciation	Swiss Market Index - Depreciation	M	GSC	09/21/18	95	8,256,914	(30,871)	-	(30,871)
Swiss Market Index Appreciation	Swiss Market Index - Depreciation	M	MSC	09/21/18	97	8,435,995	(36,773)	-	(36,773)

							($519,344)	$-	($519,344)

Total Return Swaps – Short

Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Number of Contracts	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI Singapore Index Appreciation	MSCI Singapore Index - Depreciation	M	MSC	07/31/18	6	$160,787	($387)	$-	($387)

Total Total Return Swaps							($519,731)	$-	($519,731)

Total Swap Agreements									($48,668,597)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$1,142,800,203	$278,676,133	$864,124,070	$-
	Derivatives:
	Equity Contracts
	Futures	337,291	337,291	-	-
	Swaps	15,231,261	-	15,231,261	-

	Total Equity Contracts	15,568,552	337,291	15,231,261	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	179,806	-	179,806	-

	Total Asset - Derivatives	15,748,358	337,291	15,411,067	-

	Total Assets	1,158,548,561	279,013,424	879,535,137	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(10,908,331)	(10,908,331)	-	-
	Swaps	(63,899,858)	-	(63,899,858)	-

	Total Equity Contracts	(74,808,189)	(10,908,331)	(63,899,858)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,945,471)	-	(2,945,471)	-

	Total Liabilities - Derivatives	(77,753,660)	(10,908,331)	(66,845,329)	-

	Total Liabilities	(77,753,660)	(10,908,331)	(66,845,329)	-

	Total	$1,080,794,901	$268,105,093	$812,689,808	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 7.3%

Cyprus - 0.5%

Bank of Cyprus Holdings PLC *	1,861,408	$5,183,624

Iceland - 3.1%

Arion Banki HF * ~	2,299,611	1,859,307
Eik fasteignafelag HF *	23,606,835	1,985,939
Eimskipafelag Islands HF	1,016,300	2,095,216
Hagar HF	9,625,298	4,110,139
Icelandair Group HF	14,561,800	1,794,345
N1 HF *	1,577,900	1,661,626
Reginn HF *	11,083,700	2,192,202
Reitir fasteignafelag HF	5,581,882	4,259,161
Siminn HF	111,469,200	4,606,689
Sjova-Almennar Tryggingar HF	14,333,604	2,193,551
Tryggingamidstodin HF	4,076,000	1,340,637
Vatryggingafelag Islands HF	12,354,126	1,428,629

		29,527,441

Japan - 1.0%

Mitsubishi UFJ Financial Group Inc	501,800	2,842,637
Mizuho Financial Group Inc	1,046,000	1,761,971
Resona Holdings Inc	142,300	758,427
Sumitomo Mitsui Financial Group Inc	62,200	2,426,172
Sumitomo Mitsui Trust Holdings Inc	32,200	1,270,406

		9,059,613

Serbia - 0.0%

Komercijalna Banka AD Beograd *	12,483	239,630

Singapore - 0.4%

Yoma Strategic Holdings Ltd	14,753,033	3,999,972

South Korea - 1.0%

Hana Financial Group Inc	7,740	297,222
Hyundai Heavy Industries Co Ltd *	205	18,747
Hyundai Mobis Co Ltd	1,844	350,730
Hyundai Motor Co	3,155	354,603
KB Financial Group Inc	7,171	337,552
Korea Electric Power Corp	7,810	224,009
Korea Zinc Co Ltd	494	171,106
KT&G Corp	2,780	267,116
LG Chem Ltd	759	227,175
LG Corp	3,147	203,452
LG Electronics Inc	3,140	233,789
LG Household & Health Care Ltd	271	339,583
Lotte Chemical Corp	580	180,804
NAVER Corp	1,032	706,202
POSCO	937	276,471
S-Oil Corp	2,200	216,044
Samsung Biologics Co Ltd * ~	740	276,977
Samsung C&T Corp	2,840	296,953
Samsung Electronics Co Ltd	32,450	1,359,316
Samsung Fire & Marine Insurance Co Ltd	810	191,922
Samsung Life Insurance Co Ltd	3,370	297,493
Samsung SDI Co Ltd	1,553	297,878
Samsung SDS Co Ltd	1,655	297,164
Shinhan Financial Group Co Ltd	5,690	220,306
SK Holdings Co Ltd *	900	208,975
SK Hynix Inc	9,602	737,042
SK Innovation Co Ltd	1,351	244,704
SK Telecom Co Ltd	1,430	298,884
Woori Bank	16,761	244,470

		9,376,689

	Shares	Value
Vietnam - 1.3%

Bank for Foreign Trade of Vietnam JSC	290,200	$731,510
Bank for Investment & Development of Vietnam JSC	161,500	182,556
Bao Viet Holdings	54,300	191,772
Binh Minh Plastics JSC	87,660	223,746
Coteccons Construction JSC	45,700	303,053
Danang Rubber JSC	23,400	23,918
Domesco Medical Import Export JSC	112,900	445,040
HA TIEN 1 Cement JSC	75,100	37,538
Hoa Phat Group JSC *	418,236	696,685
Hoa Sen Group	53,515	28,113
KIDO Group Corp	128,100	185,988
Kinh Bac City Development Share Holding Corp *	176,800	91,939
Masan Group Corp *	327,800	1,126,218
PetroVietnam Drilling & Well Services JSC *	90,600	53,606
Petrovietnam Fertilizer & Chemicals JSC	133,000	99,529
PetroVietnam Gas JSC	56,700	217,435
PetroVietnam Nhon Trach 2 Power JSC	303,200	383,848
PetroVietnam Technical Services Corp	217,400	163,818
Pha Lai Thermal Power JSC	75,300	57,652
Refrigeration Electrical Engineering Corp	270,240	374,385
Saigon - Hanoi Commercial Joint Stock Bank *	325,617	116,143
Saigon Securities Inc	229,500	283,565
Saigon Thuong Tin Commercial JSB *	509,900	255,785
Tan Tao Investment & Industry JSC *	370,100	42,306
Viet Capital Securities JSC *	117,300	420,851
Vietnam Construction & Import-Export JSC	106,100	76,253
Vietnam Dairy Products JSC	156,300	1,152,841
Vietnam Joint Stock Commercial Bank for Industry & Trade	50,700	53,424
Vietnam Prosperity JSC Bank * Ω	766,381	1,022,737
Vietnam Technological & Commercial Joint Stock Bank * Ω	94,300	403,015
Vingroup JSC *	535,304	2,493,065

		11,938,334

Total Common Stocks (Cost $71,843,832)		69,325,303

	Principal Amount

CORPORATE BONDS & NOTES - 2.0%

Argentina - 0.5%

Banco Hipotecario SA 25.229% (ARS Deposit + 2.500%) due 01/12/20 § ~	ARS 73,560,000	2,329,387
YPF SA 26.563% (ARS Deposit + 4.000%) due 07/07/20 § ~	$4,418,000	2,242,533

		4,571,920

China - 0.7%

21Vianet Group Inc 7.000% due 08/17/20 ~	1,375,000	1,350,903
CAR Inc 6.125% due 02/04/20 ~	400,000	389,000
China Evergrande Group 8.750% due 06/28/25 ~	1,957,000	1,725,851
CIFI Holdings Group Co Ltd 5.500% due 01/23/22 ~	1,033,000	953,914
eHi Car Services Ltd 5.875% due 08/14/22 ~	800,000	707,707

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
KWG Property Holding Ltd 6.000% due 09/15/22 ~	$1,234,000	$1,143,100
Logan Property Holdings Co Ltd 5.250% due 02/23/23 ~	200,000	177,186
Times China Holdings Ltd 6.250% due 01/17/21 ~	200,000	190,068

		6,637,729

Colombia - 0.2%

Frontera Energy Corp 9.700% due 06/25/23 ~	1,450,000	1,442,750

Ecuador - 0.2%

EP PetroEcuador 7.966% (USD LIBOR + 5.630%) due 09/24/19 § ~	1,773,948	1,751,773

Honduras - 0.3%

Inversiones Atlantida SA 8.250% due 07/28/22 ~	2,870,000	2,963,020

India - 0.1%

ABJA Investment Co Pte Ltd 5.450% due 01/24/28 ~	1,633,000	1,385,940

Indonesia - 0.0%

P.T. Jasa Marga Persero Tbk 7.500% due 12/11/20 ~	IDR 6,940,000,000	458,841

Total Corporate Bonds & Notes (Cost $24,398,359)		19,211,973

SENIOR LOAN NOTES - 3.8%

Barbados - 0.5%

Barbados Government 11.7820% (USD LIBOR + 10.000%) due 12/20/19 * § Y Ω ±	$8,960,000	4,572,288

Ethiopia - 0.5%

Ethiopian Railways Corp 5.716% (LIBOR + 3.750%) due 08/02/21 § Ω ±	5,211,111	5,052,698

Kenya - 0.1%

Republic of Kenya 7.503% (LIBOR + 5.000%) due 04/18/19 §	1,138,000	1,140,845

Tanzania - 2.7%

Tanzania Government 7.530% (LIBOR + 5.200%) due 05/23/23 § Ω ±	3,890,000	3,848,393
United Republic of Tanzania 7.703% (LIBOR + 5.200%) due 06/23/22 § Ω ±	21,000,000	21,219,366

		25,067,759

Total Senior Loan Notes (Cost $39,894,125)		35,833,590

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 0.5%

United States - 0.5%

Fannie Mae (IO) 4.000% due 06/25/48	$17,762,052	$3,976,799
Fannie Mae (IO) 4.159% (6.250% - USD LIBOR) due 03/25/33 §	3,278,656	394,739
Freddie Mac (IO) 4.177% (6.250% - USD LIBOR) due 02/15/33 §	2,925,778	377,988

		4,749,526

Total Mortgage-Backed Securities (Cost $5,508,271)		4,749,526

FOREIGN GOVERNMENT BONDS & NOTES - 55.4%

Albania - 1.3%

Albania Government 5.750% due 11/12/20 ~	EUR 9,812,000	12,575,653

Angola - 0.4%

Angolan Government
8.250% due 05/09/28 ~	$2,660,000	2,669,113
9.375% due 05/08/48 ~	1,450,000	1,467,976

		4,137,089

Argentina - 1.6%

Argentine Republic Government
6.250% due 11/09/47	EUR 10,526,000	9,620,171
6.875% due 01/11/48	$5,571,000	4,222,874
Bonos De La Nacion Argentina En Moneda Dua
4.500% due 06/21/19	976,940	1,015,822

		14,858,867

Australia - 0.9%

Australia Government 3.000% due 03/21/47 ~ ‡	AUD 11,150,000	8,101,058

Bahrain - 0.3%

Bahrain Government
6.750% due 09/20/29 ~	$1,261,000	1,106,452
7.000% due 10/12/28 ~	2,330,000	2,094,647

		3,201,099

Barbados - 0.7%

Barbados Government 6.625% due 12/05/35 ~ Y	13,121,000	6,982,996

Dominican Republic - 2.6%

Dominican Republic
8.900% due 02/15/23 ~	DOP 1,023,650,000	21,370,385
10.375% due 03/04/22 ~	129,900,000	2,773,852
16.950% due 02/04/22 ~	22,300,000	578,937

		24,723,174

El Salvador - 4.6%

El Salvador Government
5.875% due 01/30/25 ~	$1,570,000	1,476,522
6.375% due 01/18/27 ~	6,727,000	6,298,154
7.650% due 06/15/35 ~	3,572,000	3,517,706
7.750% due 01/24/23 ~	5,746,000	6,058,410
8.250% due 04/10/32 ~	7,697,000	7,962,854
8.625% due 02/28/29 ~	16,754,000	17,968,665

		43,282,311

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Georgia - 0.0%

Georgia Treasury 6.750% due 10/06/18	GEL 140,000	$57,095

Iceland - 3.5%

Iceland Rikisbref
5.000% due 11/15/28	ISK 930,916,836	8,537,081
6.500% due 01/24/31	2,336,642,357	24,361,988

		32,899,069

Indonesia - 1.4%

Indonesia Treasury
6.125% due 05/15/28	IDR 158,665,000,000	9,881,962
7.000% due 05/15/27	54,542,000,000	3,586,336

		13,468,298

Macedonia - 6.0%

Macedonia Government
2.750% due 01/18/25 ~	EUR 1,690,000	1,945,143
3.975% due 07/24/21 ~	31,637,000	39,273,267
4.875% due 12/01/20 ~	12,576,000	15,949,315

		57,167,725

New Zealand - 7.3%

New Zealand Government
2.000% due 09/20/25 ^ ~	NZD 3,821,555	2,727,565
2.500% due 09/20/35 ^ ~	67,240,485	50,252,375
3.000% due 09/20/30 ^ ~	20,676,644	16,251,555

		69,231,495

Peru - 0.7%

Peru Government
5.700% due 08/12/24	PEN 11,614,000	3,673,872
8.200% due 08/12/26	6,711,000	2,437,848

		6,111,720

Serbia - 14.2%

Serbia Treasury
5.750% due 07/21/23	RSD 5,519,210,000	59,020,376
5.875% due 02/08/28	1,852,110,000	19,797,784
6.000% due 02/22/19	458,030,000	4,641,830
10.000% due 03/20/21	716,450,000	8,276,989
10.000% due 06/05/21	790,410,000	9,232,874
10.000% due 09/11/21	287,290,000	3,387,188
10.000% due 02/05/22	2,573,600,000	30,764,350

		135,121,391

Sri Lanka - 8.1%

Sri Lanka Government
8.000% due 11/15/18	LKR 1,769,960,000	11,168,369
8.000% due 11/01/19	45,000,000	278,644
8.500% due 05/01/19	130,000,000	815,857
8.750% due 10/15/18	817,000,000	5,159,647
9.000% due 05/01/21	336,000,000	2,076,482
9.250% due 05/01/20	735,100,000	4,604,322
9.450% due 10/15/21	535,000,000	3,333,631
10.000% due 10/01/22	1,133,250,000	7,084,867
10.000% due 03/15/23	135,000,000	839,900
10.250% due 03/15/25	1,499,520,000	9,352,183
10.600% due 07/01/19	142,040,000	908,860
10.600% due 09/15/19	699,000,000	4,468,394
10.750% due 03/01/21	1,097,000,000	7,051,333
10.750% due 03/15/28	30,000,000	191,148
11.000% due 08/01/21	441,980,000	2,869,941
11.000% due 08/01/24	86,000,000	554,722
11.000% due 08/01/25	38,000,000	244,984
11.000% due 06/01/26	331,010,000	2,140,340
11.200% due 07/01/22	200,200,000	1,304,998

	Principal Amount	Value
11.200% due 09/01/23	LKR 11,000,000	$71,685
11.400% due 01/01/24	467,000,000	3,073,099
11.500% due 12/15/21	1,034,000,000	6,829,612
11.500% due 05/15/23	30,000,000	197,701
11.500% due 08/01/26	336,000,000	2,219,309
11.500% due 09/01/28	55,000,000	363,491

		77,203,519

Thailand - 1.0%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 323,249,652	9,255,302

Tunisia - 0.4%

Banque Centrale de Tunisie 5.625% due 02/17/24 ~	EUR 3,448,000	3,944,622

Turkey - 0.4%

Turkey Government 6.125% due 10/24/28	$3,965,000	3,723,333

Total Foreign Government Bonds & Notes (Cost $517,358,685)		526,045,816

SHORT-TERM INVESTMENTS - 25.6%

Foreign Government Issues - 13.6%

Egypt Treasury Bills (Egypt)
17.388% due 07/31/18	EGP 56,575,000	3,136,943
17.250% due 08/14/18	26,825,000	1,476,838
17.251% due 08/14/18	33,150,000	1,825,059
17.349% due 08/14/18	18,100,000	996,487
17.404% due 07/24/18	85,700,000	4,768,369
17.501% due 08/21/18	25,475,000	1,397,418
17.551% due 10/02/18	26,475,000	1,413,363
17.681% due 07/17/18	32,525,000	1,808,614
17.731% due 09/11/18	110,250,000	5,955,410
17.750% due 09/18/18	32,900,000	1,770,300
17.751% due 07/17/18	73,050,000	4,062,082
17.850% due 09/25/18	6,175,000	330,965
17.900% due 09/04/18	182,325,000	9,886,387
18.549% due 07/24/18	57,375,000	3,192,359
Georgia Treasury Bills (Georgia) 7.181% due 07/19/18	GEL 3,129,000	1,273,840
Kazakhstan Government (Kazakhstan) 8.270% due 07/27/18	KZT 1,756,511,000	5,115,789
Letras Banco Central de la Republic of Argentina
25.650% due 07/18/18	ARS 59,200,000	2,006,408
37.950% due 10/17/18	30,000,000	926,586
Nigeria Treasury Bills (Nigeria)
0.224% due 12/31/49	NGN 517,678,000	1,355,164
1.000% due 07/19/18	516,300,000	1,422,240
11.090% due 08/16/18	614,013,000	1,670,566
11.123% due 08/02/18	4,675,325,000	12,781,614
11.246% due 07/26/18	1,134,518,000	3,109,097
11.852% due 08/30/18	593,528,000	1,609,315
12.101% due 07/26/18	517,678,000	1,418,674
12.500% due 11/01/18	707,140,000	1,875,711
12.791% due 12/27/18	624,643,000	1,622,819
12.864% due 01/24/19	870,718,000	2,239,130
12.869% due 12/27/18	94,010,000	244,237
12.295% due 12/13/18	368,520,000	962,270
12.927% due 11/08/18	215,539,000	569,646
12.984% due 01/10/19	468,045,000	1,209,803
12.988% due 01/03/19	360,317,000	934,980
13.003% due 10/11/18	103,536,000	276,221
13.014% due 01/31/19	372,730,000	957,334
13.015% due 11/15/18	293,917,000	774,655

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
13.023% due 10/25/18	NGN 621,214,000	$1,649,353
13.040% due 01/10/19	2,588,392,000	6,690,474
13.045% due 01/17/19	1,303,013,000	3,363,954
13.256% due 12/06/18	310,607,000	813,099
13.496% due 10/11/18	258,839,000	690,549
13.497% due 10/18/18	362,375,000	970,503
13.595% due 08/16/18	683,435,000	1,861,987
13.899% due 08/30/18	170,859,000	463,274
13.900% due 07/26/18	569,529,000	1,560,769
14.050% due 08/23/18	14,048,000	38,129
14.149% due 08/09/18	569,529,000	1,553,255
14.202% due 09/13/18	1,348,672,000	3,638,933
14.299% due 09/13/18	14,000,000	37,774
14.897% due 10/18/18	239,839,000	639,136
14.997% due 11/01/18	987,928,000	2,620,510
15.460% due 08/09/18	979,725,000	2,671,966
15.595% due 09/27/18	408,474,000	1,095,191
15.597% due 10/18/18	190,864,000	508,625
15.603% due 10/04/18	334,011,000	894,540
15.814% due 09/20/18	668,022,000	1,795,529
15.854% due 01/17/19	1,431,477,000	3,695,606
19.004% due 09/13/18	117,590,000	317,277
19.006% due 09/20/18	617,590,000	1,669,056
19.302% due 07/05/18	508,620,000	1,404,030
19.303% due 07/12/18	184,960,000	509,336
20.496% due 08/16/18	123,520,000	336,065
20.693% due 09/13/18	531,120,000	1,433,047

		129,298,660

Repurchase Agreement - 8.3%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $78,989,874; collateralized by Fannie Mae: 1.500% due 06/22/20 and value $43,955,063; and U.S. Treasury Notes: 2.625% due 11/15/20 and value $36,612,960)	$78,987,570	78,987,570

U.S. Treasury Bills - 3.7%

1.761% due 07/19/18 ‡	11,000,000	10,991,072
1.911% due 08/23/18 ‡	11,000,000	10,971,082
1.953% due 09/27/18 ‡	12,750,000	12,691,996

		34,654,150

Total Short-Term Investments (Cost $244,961,228)		242,940,380

TOTAL INVESTMENTS - 94.6% (Cost $903,964,500)		898,106,588

DERIVATIVES - 2.1%
(See Notes (h) through (k) in Notes to Schedule of Investments)		16,387,083

OTHER ASSETS & LIABILITIES, NET - 3.3%		34,486,177

NET ASSETS - 100.0%		$948,979,848

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	55.4%
Short-Term Investments	25.6%
Common Stocks	7.3%
Senior Loan Notes	3.8%
Others (each less than 3.0%)	2.5%

94.6%
Derivatives	2.1%
Other Assets & Liabilities, Net	3.3%

100.0%

(b)	As of June 30, 2018, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Serbia	14.2%
United States (Includes Short-Term Investments)	12.5%
Nigeria	8.2%
Sri Lanka	8.1%
New Zealand	7.3%
Iceland	6.6%
Macedonia	6.0%
El Salvador	4.6%
Egypt	4.4%
Others (each less than 3.0%)	22.7%

94.6%
Derivatives	2.1%
Other Assets & Liabilities, Net	3.3%

100.0%

(c)	Investments with a total aggregate value of $11,555,284 or 1.2% of the Fund’s net assets were in default as of June 30, 2018.

(d)

Investments with a total aggregate value of $36,118,497 or 3.8% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(e)

As of June 30, 2018, investments with a total aggregate value of $20,440,697 were fully or partially segregated with broker(s)/custodian as collateral for a reverse repurchase agreement, open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(f)

The average amount of borrowing by the Fund on reverse repurchase agreements outstanding during the three-month period ended June 30, 2018 was $27,777,829 at a weighted average interest rate of 1.973%.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(g)	A reverse repurchase agreement outstanding as of June 30, 2018 was as follows:

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount	Value
JPM	Australian Government 3.000% due 03/21/47	2.250%	04/12/18	07/05/18	($7,704,086)	AUD 10,355,855	($7,663,851)

(h)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Eurodollar	12/18	2,162	$527,084,934	$526,230,800	($854,134)

Short Futures Outstanding
Eurodollar	12/19	2,162	525,501,653	524,474,175	1,027,478
Euro STOXX 50	09/18	99	4,017,524	3,920,410	97,114
U.S. 5-Year Interest Rate Swap	09/18	25	2,411,719	2,421,875	(10,156)

					1,114,436

Total Futures Contracts					$260,302

(i)	Forward foreign currency contracts outstanding as of June 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
ARS	53,246,000	USD	2,515,476	07/18	BNP	$-	($708,225)
ARS	37,562,985	USD	1,343,935	07/18	CIT	-	(66,247)
ARS	180,626,985	USD	7,328,496	07/18	JPM	-	(1,118,305)
ARS	84,711,000	USD	2,921,069	08/18	BNP	-	(134,523)
ARS	143,064,000	USD	4,791,159	08/18	JPM	-	(7,210)
AUD	9,092,000	USD	6,977,281	07/18	CIT	-	(248,836)
AUD	9,660,283	USD	7,304,758	07/18	GSC	-	(155,183)
AUD	16,557,817	USD	12,760,480	07/18	JPM	-	(506,040)
AUD	37,758,084	USD	28,656,687	09/18	BNP	-	(707,566)
AUD	4,120,000	USD	3,121,118	09/18	GSC	-	(71,487)
CNH	94,025,000	USD	14,900,732	07/18	CIT	-	(730,260)
CNH	27,400,000	USD	4,349,053	07/18	DUB	-	(219,973)
COP	29,226,883,000	USD	10,347,631	07/18	BNP	-	(385,927)
COP	26,057,867,000	USD	8,993,069	08/18	BOA	-	(125,269)
COP	1,990,889,000	USD	680,181	08/18	SCB	-	(2,626)
COP	32,360,650,433	USD	11,161,255	08/18	UBS	-	(148,431)
COP	54,504,045,000	USD	19,162,894	09/18	CIT	-	(624,086)
COP	16,970,933,000	USD	5,844,258	09/18	SCB	-	(74,888)
CZK	143,185,000	EUR	5,617,081	08/18	GSC	-	(125,685)
CZK	751,983,500	EUR	29,477,989	09/18	JPM	-	(680,551)
DOP	104,151,000	USD	2,103,636	07/18	CIT	-	(31,203)
EGP	215,000,000	USD	11,898,174	07/18	CIT	69,135	-
EUR	5,562,537	CZK	143,185,000	08/18	GSC	61,817	-
EUR	29,194,251	CZK	751,983,500	09/18	JPM	347,242	-
EUR	6,898,924	HUF	2,188,487,000	07/18	CIT	296,896	-
EUR	1,580,212	HUF	517,250,000	07/18	GSC	11,694	-
EUR	5,181,630	PLN	21,673,400	07/18	CIT	268,211	-
EUR	2,680,526	RON	13,001,889	01/19	BNP	-	(49,628)
EUR	4,573,084	RON	22,104,000	01/19	CIT	-	(68,438)
EUR	8,418,194	RON	40,718,000	01/19	DUB	-	(130,527)
EUR	2,801,617	RON	13,515,000	01/19	JPM	-	(35,309)
EUR	9,229,531	RON	44,583,091	02/19	BNP	-	(109,333)
EUR	11,854,787	RON	57,312,000	02/19	CIT	-	(157,692)
EUR	8,098,312	RON	39,116,000	02/19	DUB	-	(88,354)
EUR	3,188,887	RON	15,380,000	02/19	JPM	-	(27,719)
EUR	410,976	RON	1,983,000	02/19	SCB	-	(4,066)
EUR	10,990,868	USD	13,502,623	07/18	GSC	-	(658,048)
EUR	7,565,000	USD	9,291,976	08/18	SCB	-	(424,522)
EUR	5,410,000	USD	6,351,989	09/18	GSC	6,206	-
EUR	400,000	USD	482,640	09/18	SCB	-	(12,496)
EUR	1,067,900	USD	1,261,126	11/18	DUB	-	(852)
HUF	2,188,487,000	EUR	7,049,102	07/18	CIT	-	(472,453)
IDR	58,443,000,000	USD	4,144,894	08/18	BNP	-	(94,474)
IDR	57,435,000,000	USD	4,077,742	08/18	SCB	-	(97,182)
IDR	49,840,000,000	USD	3,553,148	09/18	CIT	-	(104,988)
IDR	41,452,000,000	USD	2,952,422	09/18	DUB	-	(84,582)
ILS	92,450,000	USD	25,582,914	07/18	GSC	-	(300,605)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
ILS	15,732,000	USD	4,349,581	07/18	JPM	$-	($46,142)
ILS	80,540,000	USD	22,723,810	09/18	GSC	-	(597,824)
INR	469,675,704	USD	6,833,436	08/18	BNP	-	(28,206)
JPY	1,353,877,363	USD	12,283,298	08/18	SCB	-	(29,650)
JPY	1,282,122,637	USD	11,666,797	09/18	SCB	-	(23,937)
KRW	16,587,600,000	USD	15,598,646	07/18	GSC	-	(700,496)
KRW	1,738,750,000	USD	1,615,488	08/18	DUB	-	(51,829)
KZT	667,999,000	USD	1,955,773	07/18	CIT	-	(5,353)
KZT	302,670,000	USD	933,303	07/18	DUB	-	(47,476)
KZT	181,564,936	USD	523,242	07/18	DUB	8,023	-
KZT	785,664,000	USD	2,352,287	07/18	GSC	-	(55,360)
KZT	1,982,064,000	USD	5,899,000	07/18	SCB	-	(101,061)
KZT	883,646,538	USD	2,510,359	08/18	DUB	58,380	-
MAD	88,546,000	USD	8,766,931	07/18	SCB	562,001	-
MAD	57,585,000	USD	5,822,548	12/18	BNP	190,643	-
MAD	30,301,000	USD	3,062,873	12/18	SCB	101,444	-
MAD	19,156,000	USD	2,001,975	01/19	BNP	-	(6,597)
NOK	157,314,000	EUR	16,415,084	07/18	JPM	128,888	-
NOK	85,370,000	EUR	8,806,660	08/18	BOA	186,448	-
NOK	89,243,000	EUR	9,200,309	08/18	CIT	201,796	-
NOK	53,084,000	EUR	5,580,646	08/18	DUB	-	(7,184)
NOK	14,180,000	EUR	1,471,476	08/18	JPM	20,618	-
OMR	3,620,000	USD	9,332,302	01/19	BNP	39,543	-
PHP	242,160,000	USD	4,614,145	07/18	CIT	-	(82,672)
PHP	336,000,000	USD	6,412,214	08/18	DUB	-	(130,128)
PHP	332,000,000	USD	6,336,482	08/18	GSC	-	(129,183)
PHP	238,580,000	USD	4,562,108	08/18	SCB	-	(101,453)
PLN	20,059,000	EUR	4,739,445	07/18	CIT	-	(182,339)
RON	11,066,000	EUR	2,309,506	02/19	DUB	1,059	-
RSD	270,611,000	EUR	2,192,958	09/18	CIT	96,176	-
RSD	2,120,584,000	EUR	17,118,463	09/18	DUB	851,703	-
RSD	343,609,000	EUR	2,789,278	10/18	DUB	109,271	-
RUB	509,917,000	USD	8,846,429	07/18	BOA	-	(735,631)
RUB	1,822,000,000	USD	31,746,541	07/18	CSF	-	(2,818,530)
SEK	87,707,532	EUR	8,619,286	09/18	SCB	-	(273,970)
SGD	21,100,000	USD	16,113,020	07/18	BOA	-	(625,905)
SGD	557,000	USD	415,664	07/18	DUB	-	(6,833)
SGD	36,352,770	USD	27,792,158	07/18	GSC	-	(1,107,474)
SGD	17,000,000	USD	13,012,860	07/18	SCB	-	(532,750)
SGD	13,892,735	USD	10,436,837	08/18	GSC	-	(233,501)
SGD	12,684,000	USD	9,476,492	08/18	SCB	-	(156,074)
THB	232,000,000	USD	7,271,352	08/18	CIT	-	(258,217)
THB	232,000,000	USD	7,272,982	08/18	DUB	-	(259,847)
THB	248,000,000	USD	7,760,904	09/18	GSC	-	(261,942)
THB	218,390,000	USD	6,840,853	09/18	SCB	-	(237,231)
TRY	42,443,755	USD	8,873,636	07/18	SCB	334,419	-
TRY	25,674,870	USD	6,159,998	01/19	DUB	-	(1,044,434)
TRY	25,675,000	USD	6,158,551	01/19	SCB	-	(1,042,962)
TRY	25,674,870	USD	5,571,803	02/20	DUB	-	(1,167,472)
TRY	109,879,813	USD	23,895,484	02/20	GSC	-	(5,030,540)
TRY	32,619,787	USD	7,030,030	02/20	JPM	-	(1,419,868)
TRY	80,065,130	USD	17,398,959	02/20	SCB	-	(3,672,670)
TWD	93,000,000	USD	3,121,329	07/18	CIT	-	(64,067)
TWD	124,000,000	USD	4,162,471	10/18	BNP	-	(65,505)
TWD	229,905,000	USD	7,760,010	10/18	CIT	-	(168,676)
TWD	115,700,000	USD	3,904,826	10/18	DUB	-	(84,779)
TWD	305,205,000	USD	10,306,261	10/18	GSC	-	(222,324)
TWD	82,000,000	USD	2,754,451	10/18	JPM	-	(43,781)
TWD	340,195,000	USD	11,461,541	10/18	SCB	-	(221,275)
TWD	161,000,000	USD	5,540,262	04/19	CIT	-	(155,927)
TWD	160,369,000	USD	5,519,498	04/19	DUB	-	(156,266)
TWD	139,070,000	USD	4,803,800	04/19	GSC	-	(155,081)
USD	3,787,162	AED	14,000,000	05/19	SCB	-	(22,406)
USD	2,726,094	AED	10,092,000	07/19	BNP	-	(19,300)
USD	2,909,994	AED	10,776,000	07/19	SCB	-	(21,473)
USD	56,272,143	AED	207,560,000	02/20	BNP	-	(119,599)
USD	2,651,176	ARS	75,189,000	07/18	BNP	107,333	-
USD	1,600,204	ARS	45,891,000	07/18	BOA	47,591	-
USD	1,651,306	ARS	47,420,000	07/18	CIT	46,962	-
USD	4,933,241	ARS	143,064,000	07/18	JPM	-	(2,004)
USD	2,116,237	BHD	812,000	12/18	SCB	-	(25,761)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,494,685	BHD	3,242,600	06/19	BNP	$-	($24,867)
USD	7,856,518	BHD	2,997,400	06/19	SCB	-	(18,572)
USD	5,950,521	BHD	2,285,000	09/19	BOA	-	(32,367)
USD	4,169,483	BHD	1,604,000	09/19	SCB	-	(29,295)
USD	4,423,026	BHD	1,703,000	10/19	BOA	-	(29,472)
USD	15,255,359	BHD	5,862,000	10/19	SCB	-	(82,471)
USD	3,816,199	BHD	1,470,000	11/19	BOA	-	(25,554)
USD	2,028,609	BHD	780,000	02/20	BNP	-	(639)
USD	7,157,421	BHD	2,761,000	03/20	BNP	-	(19,265)
USD	1,680,038	CLP	1,060,020,000	07/18	BNP	57,635	-
USD	8,849,672	CLP	5,476,000,000	08/18	SCB	467,997	-
USD	14,598,248	CNH	94,025,000	07/18	CIT	427,775	-
USD	4,252,809	CNH	27,400,000	07/18	DUB	123,730	-
USD	5,569,773	CNH	37,000,000	06/19	DUB	56,867	-
USD	13,846,720	CNH	92,000,000	06/19	SCB	138,953	-
USD	7,834,930	COP	21,264,000,000	07/18	SCB	584,928	-
USD	142,912	EUR	121,984	07/18	CIT	181	-
USD	1,647,048	EUR	1,417,736	07/18	DUB	-	(11,450)
USD	88,957,314	EUR	70,950,680	07/18	GSC	6,040,867	-
USD	20,691,655	EUR	16,668,212	07/18	SCB	1,194,248	-
USD	37,538	EUR	32,100	08/18	BOA	-	(41)
USD	11,044,399	EUR	8,855,000	08/18	DUB	659,417	-
USD	49,709	EUR	41,822	08/18	JPM	749	-
USD	7,344,008	EUR	6,314,130	08/18	SCB	-	(48,641)
USD	67,088,248	EUR	53,834,272	08/18	SCB	4,045,717	-
USD	52,230,335	EUR	41,633,320	09/18	JPM	3,341,226	-
USD	14,585,882	EUR	11,688,342	09/18	SCB	847,868	-
USD	22,645,326	EUR	18,757,000	10/18	JPM	548,149	-
USD	66,555,385	EUR	54,890,586	10/18	SCB	1,927,794	-
USD	1,554,640	EUR	1,329,849	11/18	DUB	-	(14,771)
USD	13,684,468	EUR	11,496,831	11/18	DUB	118,420	-
USD	68,239,886	EUR	56,731,537	11/18	SCB	1,287,926	-
USD	12,467,418	EUR	10,527,424	12/18	DUB	7,150	-
USD	1,069,114	EUR	893,441	12/18	SCB	12,875	-
USD	311,621	GHS	1,678,000	05/19	JPM	-	(1,813)
USD	508,507	GHS	2,690,000	05/19	JPM	5,228	-
USD	2,507,999	GHS	13,993,000	06/19	JPM	-	(86,302)
USD	1,335,986	GHS	7,370,000	06/19	SCB	-	(30,936)
USD	1,146,423	INR	79,000,000	08/18	BNP	1,775	-
USD	3,195,592	INR	219,175,704	08/18	DUB	16,148	-
USD	1,982,985	INR	136,630,000	08/18	SCB	3,324	-
USD	506,184	INR	34,870,000	08/18	UBS	945	-
USD	3,333,509	JPY	359,889,000	08/18	GSC	74,899	-
USD	6,481,790	JPY	715,939,668	08/18	SCB	-	(6,876)
USD	7,448,463	KRW	8,238,000,000	07/18	DUB	49,505	-
USD	28,639,680	KRW	30,455,435,174	07/18	GSC	1,286,136	-
USD	7,549,981	KRW	8,349,600,000	07/18	SCB	50,790	-
USD	4,780,065	KRW	5,131,400,000	08/18	BNP	165,393	-
USD	4,772,600	KRW	5,121,000,000	08/18	DUB	167,281	-
USD	3,125,584	KRW	3,363,660,000	08/18	SCB	103,360	-
USD	943,866	KZT	324,445,000	07/18	CIT	-	(2,793)
USD	1,129,249	KZT	381,686,000	07/18	CIT	15,103	-
USD	1,551,403	KZT	514,753,000	07/18	DUB	46,148	-
USD	5,534,982	KZT	1,838,774,936	07/18	GSC	156,109	-
USD	5,881,496	KZT	1,982,064,000	07/18	SCB	83,557	-
USD	2,608,936	KZT	883,646,538	08/18	DUB	40,196	-
USD	1,008,018	KZT	338,190,000	08/18	SCB	23,491	-
USD	506,112	KZT	170,180,000	10/18	CIT	14,812	-
USD	368,993	KZT	126,380,000	01/19	DUB	8,020	-
USD	6,205,359	MAD	57,201,000	07/18	SCB	179,222	-
USD	2,099,377	MAD	19,541,000	12/18	BNP	58,849	-
USD	4,895,936	NZD	6,740,000	07/18	CIT	331,003	-
USD	35,119,177	NZD	48,977,200	07/18	GSC	1,946,815	-
USD	22,340,196	NZD	31,108,476	07/18	JPM	1,270,394	-
USD	28,637,138	NZD	40,784,000	09/18	BNP	1,012,412	-
USD	53,525,820	NZD	76,160,470	09/18	GSC	1,938,474	-
USD	18,370,012	OMR	7,596,000	01/19	BNP	-	(1,295,006)
USD	15,544,304	OMR	6,140,000	04/19	BNP	-	(315,182)
USD	7,784,191	OMR	3,102,000	05/19	BNP	-	(216,682)
USD	3,992,320	OMR	1,601,000	05/19	SCB	-	(131,762)
USD	11,279,478	OMR	4,496,000	06/19	SCB	-	(297,363)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	53,354,577	OMR	21,678,000	08/19	BNP	$-	($2,310,960)
USD	977,211	PHP	51,756,000	08/18	SCB	10,774	-
USD	2,394,038	QAR	8,834,000	12/18	BNP	-	(30,667)
USD	8,112,871	QAR	30,166,000	12/18	SCB	-	(167,146)
USD	7,652,761	QAR	28,173,000	01/19	BNP	-	(79,325)
USD	2,883,165	QAR	10,650,410	01/19	SCB	-	(39,837)
USD	8,210,589	RUB	509,917,000	07/18	BOA	99,792	-
USD	4,340,127	RUB	273,428,000	07/18	CSF	-	(1,107)
USD	1,083,639	RUB	71,000,000	07/18	GSC	-	(43,633)
USD	4,335,128	RUB	284,276,000	07/18	SCB	-	(178,341)
USD	19,063,233	RUB	1,193,296,000	07/18	SCB	117,196	-
USD	16,195,177	SGD	21,657,000	07/18	BOA	299,231	-
USD	4,303,498	SGD	5,799,265	07/18	CIT	46,916	-
USD	27,181,941	SGD	36,352,770	07/18	GSC	497,258	-
USD	12,702,689	SGD	17,000,000	07/18	SCB	222,579	-
USD	19,803,757	SGD	26,576,735	08/18	SCB	280,002	-
USD	5,678,233	THB	180,000,000	11/18	CIT	222,259	-
USD	256,959	THB	8,159,733	11/18	DUB	9,630	-
USD	4,049,581	THB	128,707,825	11/18	SCB	148,322	-
USD	9,728,046	TRY	42,443,755	07/18	SCB	519,991	-
USD	6,157,043	TRY	25,674,870	01/19	DUB	1,041,480	-
USD	6,164,466	TRY	25,675,000	01/19	SCB	1,048,877	-
USD	5,088,383	TRY	25,821,000	02/20	DUB	658,984	-
USD	21,869,260	TRY	110,362,813	02/20	GSC	2,921,247	-
USD	6,477,576	TRY	32,715,000	02/20	JPM	851,040	-
USD	15,853,478	TRY	80,564,900	02/20	SCB	2,041,530	-
USD	3,234,220	TWD	93,000,000	07/18	JPM	176,958	-
USD	5,697,573	TWD	164,600,000	10/18	CIT	261,983	-
USD	1,600,552	TWD	46,400,000	10/18	DUB	68,180	-
USD	19,271,468	TWD	557,765,000	10/18	GSC	840,472	-
USD	14,926,598	TWD	428,240,000	10/18	SCB	782,338	-
USD	5,046,433	TWD	146,069,000	04/19	BOA	161,437	-
USD	4,933,310	TWD	139,070,000	04/19	JPM	284,591	-
USD	6,055,268	TWD	175,300,000	04/19	SCB	192,697	-
USD	389,547	UYU	11,600,707	11/18	JPM	27,778	-
USD	15,530,642	ZAR	192,108,000	07/18	BOA	1,543,645	-
USD	6,887,631	ZAR	85,200,000	07/18	DUB	684,391	-
UYU	105,870,000	USD	3,462,067	08/18	CIT	-	(101,166)
UYU	142,000,000	USD	4,616,385	09/18	CIT	-	(137,499)
UYU	158,706,000	USD	5,168,031	10/18	CIT	-	(193,315)
UYU	173,823,000	USD	5,991,830	10/18	JPM	-	(560,286)
UYU	279,220,000	USD	9,085,742	11/18	CIT	-	(399,146)
UYU	140,747,000	USD	4,358,842	12/18	CIT	-	(3,607)
UYU	139,456,000	USD	4,730,529	01/19	CIT	-	(441,833)
ZAR	192,108,000	USD	16,201,869	07/18	BOA	-	(2,214,872)
ZAR	85,200,000	USD	7,049,187	07/18	DUB	-	(845,946)

Total Forward Foreign Currency Contracts						$51,154,938	($45,025,560)

(j)	Purchased options outstanding as of June 30, 2018 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CNH versus USD	CNH 6.85	07/23/18	CIT	$42,000,000	$95,550	$21,000
Call - CNH versus USD	6.86	08/09/18	BNP	44,800,000	142,912	53,760
Call - CNH versus USD	6.96	08/20/18	SCB	24,660,000	85,077	19,728
Call - CNH versus USD	7.45	11/09/18	CIT	44,200,000	168,844	22,100
Call - CNH versus USD	7.45	11/09/18	JPM	40,330,000	151,641	20,165
Call - CNH versus USD	7.40	11/12/18	BOA	43,700,000	182,011	30,590
Call - CNH versus USD	7.40	11/12/18	DUB	9,930,000	40,514	7,944
Call - CNH versus USD	7.40	11/12/18	GSC	30,900,000	127,092	21,630
Call - CNH versus USD	6.83	12/24/18	GSC	26,364,000	191,139	216,185
Call - CNH versus USD	6.87	12/27/18	CIT	28,736,000	199,284	209,773
Call - MXN versus USD	MXN 21.32	05/06/19	CIT	26,550,000	1,003,168	1,168,200
Call - MXN versus USD	21.32	05/06/19	GSC	8,550,000	308,911	376,200
Call - MXN versus USD	21.32	05/07/19	GSC	19,790,000	778,242	872,739
Call - CNH versus USD	CNH 6.93	06/26/19	BOA	27,000,000	207,576	323,898
Call - CNH versus USD	6.93	06/26/19	GSC	11,700,000	87,563	136,632
Call - CNH versus USD	6.95	06/26/19	GSC	15,300,000	156,672	172,890
Call - EUR versus USD	$0.87	02/24/22	GSC	38,670,000	773,013	154,680

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - EUR versus USD	$0.88	02/28/22	BNP	$38,644,000	$730,372	$170,033
Call - EUR versus USD	0.88	05/16/22	CIT	12,250,000	95,611	55,125

					5,525,192	4,053,272

Put - CHF versus EUR	CHF 1.12	07/10/18	GSC	EUR 17,230,000	32,641	4,024
Put - EUR versus SEK	SEK 9.58	04/12/19	CIT	13,540,000	58,156	37,949
Put - EUR versus SEK	9.96	04/12/19	CIT	18,050,000	215,167	145,444
Put - EUR versus SEK	9.96	04/15/19	BNP	14,900,000	183,880	121,802
Put - EUR versus SEK	9.56	04/23/19	DUB	20,980,000	86,340	58,801
Put - EUR versus USD	$1.14	05/27/19	GSC	30,276,000	429,448	10,607
Put - EUR versus USD	1.13	05/29/19	BNP	35,322,000	576,407	400,115
Put - CNH versus USD	CNH 6.42	06/26/19	BOA	$27,000,000	249,777	151,704
Put - CNH versus USD	6.42	06/26/19	GSC	11,700,000	109,465	65,016
Put - EUR versus USD	$1.21	02/27/20	CIT	EUR 42,195,000	876,400	1,621,158
Put - EUR versus USD	1.21	02/27/20	GSC	21,043,000	432,428	823,229
Put - EUR versus USD	1.22	02/27/20	BNP	21,042,000	469,155	904,281

					3,719,264	4,344,130

Total Foreign Currency Options					$9,244,456	$8,397,402

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	3.000%	06/29/28	BOA	$25,400,000	$1,448,943	$1,448,943

Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	1.910%	05/15/19	GSC	EUR 28,410,000	622,450	301,315
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.000%	06/29/28	BOA	$25,400,000	1,448,943	1,448,943

							2,071,393	1,750,258

Total Interest Rate Swaptions							$3,520,336	$3,199,201

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Notional Amount	Cost	Value
Call - FTSE 100	GBP 6,275.00	02/15/22	GSC	774	GBP 4,856,850	$1,094,804	$1,168,949
Call - Euro STOXX 50	EUR 3,560.00	06/16/23	GSC	2,737	EUR 9,743,720	947,601	682,478

						$2,042,405	$1,851,427

Total Purchased Options						$14,807,197	$13,448,030

(k)	Swap agreements outstanding as of June 30, 2018 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bulgaria Government	Q	1.000%	12/20/18	BNP	0.137%	$3,000,000	($13,322)	$32,623	($45,945)
Lebanon Government	Q	5.000%	12/20/18	GSC	5.846%	7,382,000	59,088	(413,485)	472,573
Poland Government	Q	1.000%	09/20/19	BOA	0.235%	5,360,000	(51,613)	(91,861)	40,248
Croatia Government	Q	1.000%	03/20/20	BNP	0.354%	4,255,000	(48,035)	327,874	(375,909)
Croatia Government	Q	1.000%	06/20/20	CIT	0.372%	282,000	(3,519)	21,105	(24,624)
Qatar Government	Q	1.000%	12/20/20	GSC	0.566%	22,380,000	(240,677)	338,571	(579,248)
Qatar Government	Q	1.000%	06/20/21	CIT	0.612%	7,993,760	(91,113)	48,981	(140,094)
Qatar Government	Q	1.000%	06/20/21	GSC	0.612%	8,006,000	(91,253)	44,716	(135,969)
Oman Government	Q	1.000%	06/20/22	BOA	2.201%	7,260,000	315,980	354,529	(38,549)
Oman Government	Q	1.000%	12/20/22	BOA	2.470%	5,808,000	343,005	327,685	15,320
Qatar Government	Q	1.000%	12/20/22	GSC	0.886%	4,650,000	(23,572)	(41,238)	17,666
South Africa Government	Q	1.000%	12/20/22	JPM	2.012%	6,750,000	275,243	631,672	(356,429)
South Africa Government	Q	1.000%	03/20/23	BNP	2.078%	50,000,000	2,274,790	4,657,747	(2,382,957)
Malaysia Government	Q	1.000%	06/20/23	BNP	1.068%	6,400,000	17,741	(82,787)	100,528
Qatar Government	Q	1.000%	12/20/23	GSC	1.062%	18,011,000	50,366	36,676	13,690
Qatar Government	Q	1.000%	09/20/24	GSC	1.176%	2,390,000	22,725	(2,072)	24,797
South Africa Government	Q	1.000%	12/20/25	BNP	2.652%	9,770,000	989,369	1,812,249	(822,880)
Colombia Government	Q	1.000%	06/20/28	GSC	2.033%	8,653,000	707,868	596,612	111,256

							4,493,071	8,599,597	(4,106,526)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Implied Credit Spread at 06/30/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	Q	1.000%	06/20/21	ICE	1.518%	$17,160,000	$244,006	$1,701,512	($1,457,506)
Qatar Government	Q	1.000%	12/20/22	ICE	0.886%	18,311,496	(92,824)	196	(93,020)
Chile Government	Q	1.000%	06/20/23	ICE	0.609%	18,441,000	(337,868)	(421,851)	83,983
Colombia Government	Q	1.000%	06/20/23	ICE	1.239%	26,980,000	282,844	110,537	172,307
Malaysia Government	Q	1.000%	06/20/23	ICE	1.087%	130,000,000	465,198	(1,619,025)	2,084,223
Mexico Government	Q	1.000%	06/20/23	ICE	1.352%	47,552,000	734,635	742,112	(7,477)
Russian Government	Q	1.000%	06/20/23	ICE	1.408%	51,261,000	926,199	586,543	339,656
France Government	Q	0.250%	12/20/24	ICE	0.345%	5,841,000	32,263	7,198	25,065
South Africa Government	Q	1.000%	06/20/27	ICE	2.859%	2,200,000	278,308	302,627	(24,319)
Qatar Government	Q	1.000%	12/20/27	ICE	1.480%	537,000	20,017	24,184	(4,167)
Qatar Government	Q	1.000%	12/20/27	ICE	1.490%	2,377,704	88,717	101,797	(13,080)
France Government	Q	0.250%	06/20/28	ICE	0.491%	52,389,000	1,063,738	665,901	397,837

							3,705,233	2,201,731	1,503,502

Total Credit Default Swaps on Sovereign Issues – Buy Protection							$8,198,304	$10,801,328	($2,603,024)

Credit Default Swaps on Sovereign Issues – Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Turkey Government	Q	1.000%	06/20/20	BNP	2.321%	$4,153,000	($102,566)	($209,755)	$107,189
Turkey Government	Q	1.000%	06/20/20	GSC	2.321%	5,310,000	(131,140)	(224,746)	93,606
Turkey Government	Q	1.000%	06/20/23	BNP	2.937%	10,543,000	(880,865)	(463,893)	(416,972)
Argentina Government	Q	5.000%	06/20/23	GSC	4.682%	32,098,390	469,564	3,377,201	(2,907,637)
Turkey Government	Q	1.000%	12/20/26	BNP	3.508%	12,262,373	(1,981,576)	(2,083,676)	102,100
Turkey Government	Q	1.000%	12/20/26	GSC	3.508%	5,109,322	(825,657)	(873,389)	47,732
Turkey Government	Q	1.000%	12/20/27	GSC	3.591%	19,889,000	(3,576,602)	(2,941,270)	(635,332)

							($7,028,842)	($3,419,528)	($3,609,314)

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 29	Q	1.000%	06/20/23	ICE	$1,000,000	$39,858	$20,300	$19,558

Total Credit Default Swaps						$1,209,320	$7,402,100	($6,192,780)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Cross Currency Swaps – Pay Floating Rate

Notional Amount on Floating Rate (Currency Delivered)	Notional Amount on Fixed Rate (Currency Received)	Payment Frequency	Floating Rate Index	Counter- party	Fixed rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
CLP 4,373,273,488	CLF 163,993	S	6-Month Sinacofi-CLP	GSC	0.900%	10/06/22	$118,708	$-	$118,708
8,748,812,924	327,985	S	6-Month Sinacofi-CLP	GSC	0.920%	10/11/22	248,022	-	248,022
3,811,832,258	143,068	S	6-Month Sinacofi-CLP	GSC	0.910%	10/26/22	114,681	-	114,681
1,524,333,853	57,227	S	6-Month Sinacofi-CLP	GSC	0.950%	10/28/22	51,093	-	51,093
7,814,337,140	292,098	S	6-Month Sinacofi-CLP	GSC	0.960%	12/04/22	224,864	-	224,864
1,595,085,377	59,612	S	6-Month Sinacofi-CLP	GSC	0.950%	12/05/22	44,391	-	44,391
1,120,950,118	41,824	S	6-Month Sinacofi-CLP	GSC	0.990%	01/04/23	19,773	-	19,773

Total Cross Currency Swaps							$821,532	$-	$821,532

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.203%	3-Month KRW-KWCDC	Q/Q	DUB	06/20/23	KRW 8,264,500,000	$32,099	$-	$32,099
2.213%	3-Month KRW-KWCDC	Q/Q	GSC	06/20/23	6,567,500,000	28,512	-	28,512
2.215%	3-Month KRW-KWCDC	Q/Q	CIT	06/20/23	8,513,000,000	37,700	-	37,700
2.215%	3-Month KRW-KWCDC	Q/Q	JPM	06/20/23	6,689,000,000	29,622	-	29,622
2.270%	3-Month KRW-KWCDC	Q/Q	DUB	06/20/28	5,029,600,000	23,914	-	23,914
2.723%	3-Month KRW-KWCDC	Q/Q	GSC	06/20/28	3,592,600,000	17,836	-	17,836
2.275%	3-Month KRW-KWCDC	Q/Q	SCB	06/20/28	2,088,000,000	10,804	-	10,804
2.278%	3-Month KRW-KWCDC	Q/Q	DUB	06/20/28	5,108,000,000	27,504	-	27,504
2.278%	3-Month KRW-KWCDC	Q/Q	JPM	06/20/28	5,108,000,000	27,504	-	27,504
2.280%	3-Month KRW-KWCDC	Q/Q	GSC	06/20/28	3,648,500,000	20,411	-	20,411
2.285%	3-Month KRW-KWCDC	Q/Q	BOA	06/20/28	4,115,065,000	24,750	-	24,750

						280,656	-	280,656

			Exchange
7.700%	28-Day MXN-TIIE	L/L	CME	12/12/19	MXN 881,000,000	(310,327)	-	(310,327)
7.715%	28-Day MXN-TIIE	L/L	CME	12/13/19	866,400,000	(295,632)	-	(295,632)
7.915%	28-Day MXN-TIIE	L/L	CME	12/16/19	1,032,870,000	(203,857)	-	(203,857)
0.043%	3-Month SEK-STIBOR	A/Q	LCH	03/27/20	SEK 249,908,000	35,651	-	35,651
0.045%	3-Month SEK-STIBOR	A/Q	LCH	03/29/20	431,956,000	61,727	-	61,727
0.033%	3-Month SEK-STIBOR	A/Q	LCH	04/03/20	430,897,000	53,055	-	53,055
0.020%	3-Month SEK-STIBOR	A/Q	LCH	04/05/20	440,002,000	46,802	-	46,802
0.028%	3-Month SEK-STIBOR	A/Q	LCH	04/06/20	218,625,000	25,302	-	25,302
0.023%	3-Month SEK-STIBOR	A/Q	LCH	04/08/20	434,073,000	46,048	-	46,048
0.023%	3-Month SEK-STIBOR	A/Q	LCH	04/09/20	434,073,000	45,545	-	45,545
0.025%	3-Month SEK-STIBOR	A/Q	LCH	04/09/20	434,073,000	46,761	-	46,761
0.041%	3-Month SEK-STIBOR	A/Q	LCH	04/15/20	198,767,000	23,608	-	23,608
1.744%	3-Month USD-LIBOR	S/Q	LCH	07/31/20	$17,530,000	(319,405)	-	(319,405)
1.750%	3-Month USD-LIBOR	A/Q	LCH	07/31/20	4,127,000	(39,211)	-	(39,211)
1.739%	3-Month USD-LIBOR	S/Q	LCH	08/12/20	10,407,000	(191,579)	-	(191,579)
1.621%	3-Month USD-LIBOR	S/Q	LCH	08/14/20	11,070,000	(236,458)	-	(236,458)
1.680%	3-Month USD-LIBOR	S/Q	LCH	08/17/20	10,999,000	(218,973)	-	(218,973)
1.698%	3-Month USD-LIBOR	S/Q	LCH	08/19/20	16,954,000	(330,373)	-	(330,373)
1.545%	3-Month USD-LIBOR	S/Q	LCH	09/23/20	780,000	(18,416)	-	(18,416)
1.424%	3-Month USD-LIBOR	S/Q	LCH	10/28/20	5,660,000	(187,864)	-	(187,864)
1.426%	3-Month USD-LIBOR	S/Q	LCH	10/28/20	5,660,000	(187,522)	-	(187,522)
1.531%	3-Month USD-LIBOR	S/Q	LCH	11/05/20	11,670,000	(360,761)	-	(360,761)
1.540%	3-Month USD-LIBOR	S/Q	LCH	11/05/20	5,835,000	(179,145)	-	(179,145)
1.555%	3-Month USD-LIBOR	S/Q	LCH	11/09/20	5,647,000	(171,274)	-	(171,274)
1.668%	3-Month USD-LIBOR	S/Q	LCH	11/12/20	7,717,000	(212,773)	-	(212,773)
1.114%	3-Month USD-LIBOR	S/Q	LCH	02/23/21	3,447,000	(147,398)	-	(147,398)
1.170%	3-Month USD-LIBOR	S/Q	LCH	02/25/21	3,343,000	(137,393)	-	(137,393)
2.410%	6-Month PLN-WIBOR	A/S	LCH	12/13/21	PLN 11,352,000	61,796	-	61,796
2.460%	6-Month PLN-WIBOR	A/S	LCH	01/12/22	24,187,000	77,642	-	77,642
2.435%	6-Month PLN-WIBOR	A/S	LCH	01/13/22	25,016,000	73,809	-	73,809
9.255%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/23	BRL 32,960,029	(271,387)	-	(271,387)
9.270%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/23	46,157,146	(376,518)	-	(376,518)
9.290%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/23	31,568,251	(251,231)	-	(251,231)
9.310%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/23	15,472,408	(120,561)	-	(120,561)
9.325%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/23	15,091,823	(115,964)	-	(115,964)
9.360%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/23	17,164,787	(127,772)	-	(127,772)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
10.720%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/23	BRL 19,354,466	$17,008	$-	$17,008
11.055%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/23	2,791,534	9,057	-	9,057
11.063%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/23	7,967,136	26,981	-	26,981
11.090%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/23	13,327,133	47,733	-	47,733
11.159%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/23	3,109,728	12,926	-	12,926
11.238%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/23	8,055,079	37,733	-	37,733
2.489%	3-Month CAD-CDOR	S/Q	LCH	02/05/23	CAD 39,280,000	172,049	-	172,049
2.506%	3-Month CAD-CDOR	S/Q	LCH	02/05/23	19,650,000	98,575	-	98,575
2.733%	6-Month PLN-WIBOR	A/S	LCH	02/06/23	PLN 23,304,000	118,881	-	118,881
2.688%	6-Month PLN-WIBOR	A/S	LCH	02/07/23	23,082,000	104,311	-	104,311
2.625%	6-Month PLN-WIBOR	A/S	LCH	02/09/23	28,364,000	105,870	-	105,870
0.471%	6-Month EUR-LIBOR	A/S	LCH	02/27/23	EUR 50,960,000	875,063	-	875,063
2.424%	3-Month CAD-CDOR	S/Q	LCH	03/06/23	CAD 3,000,000	(5,502)	-	(5,502)
2.385%	3-Month CAD-CDOR	S/Q	LCH	03/14/23	10,615,000	(1,845)	-	(1,845)
2.397%	3-Month CAD-CDOR	S/Q	LCH	03/14/23	13,799,000	3,345	-	3,345
2.270%	6-Month SGD-SOR	S/S	LCH	06/04/23	SGD 55,350,000	(65,952)	-	(65,952)
2.507%	6-Month PLN-WIBOR	A/S	LCH	06/15/23	PLN 8,803,000	7,920	-	7,920
2.525%	6-Month PLN-WIBOR	A/S	LCH	06/18/23	3,567,000	3,906	-	3,906
4.053%	3-Month NZD Bank Bills	S/Q	LCH	06/16/25	NZD 7,820,000	436,873	-	436,873
3.805%	3-Month NZD Bank Bills	S/Q	LCH	07/20/25	8,124,000	439,875	-	439,875
2.226%	6-Month PLN-WIBOR	A/S	LCH	07/28/26	PLN 17,620,000	(121,854)	-	(121,854)
2.220%	6-Month PLN-WIBOR	A/S	LCH	08/01/26	12,713,000	(91,630)	-	(91,630)
2.280%	6-Month PLN-WIBOR	A/S	LCH	09/21/26	4,602,000	(29,374)	-	(29,374)
2.300%	6-Month PLN-WIBOR	A/S	LCH	09/21/26	17,028,000	(101,231)	-	(101,231)
2.490%	6-Month PLN-WIBOR	A/S	LCH	10/13/26	4,867,000	(9,963)	-	(9,963)
2.460%	6-Month PLN-WIBOR	A/S	LCH	10/19/26	7,421,000	(20,405)	-	(20,405)
2.470%	6-Month PLN-WIBOR	A/S	LCH	10/19/26	4,947,000	(12,526)	-	(12,526)
2.430%	6-Month PLN-WIBOR	A/S	LCH	10/20/26	5,430,000	(18,326)	-	(18,326)
2.443%	6-Month PLN-WIBOR	A/S	LCH	10/20/26	7,421,000	(22,947)	-	(22,947)
2.470%	6-Month PLN-WIBOR	A/S	LCH	10/28/26	5,048,000	(13,246)	-	(13,246)
2.500%	6-Month PLN-WIBOR	A/S	LCH	10/31/26	7,573,000	(14,878)	-	(14,878)
2.560%	6-Month PLN-WIBOR	A/S	LCH	11/02/26	5,048,000	(3,744)	-	(3,744)
2.514%	6-Month PLN-WIBOR	A/S	LCH	11/04/26	27,767,000	(50,393)	-	(50,393)
2.540%	6-Month PLN-WIBOR	A/S	LCH	11/07/26	5,048,000	(6,288)	-	(6,288)
2.500%	6-Month PLN-WIBOR	A/S	LCH	11/08/26	5,049,000	(10,702)	-	(10,702)
2.516%	6-Month PLN-WIBOR	A/S	LCH	11/10/26	13,952,000	(25,088)	-	(25,088)
3.000%	6-Month PLN-WIBOR	A/S	LCH	02/08/27	17,586,000	87,002	-	87,002
2.225%	3-Month USD-LIBOR	S/Q	LCH	05/16/27	$5,900,000	(321,859)	(342)	(321,517)
2.660%	6-Month AUD Bank Bills	S/S	LCH	06/15/27	AUD 23,243,870	(146,090)	-	(146,090)
3.120%	6-Month PLN-WIBOR	A/S	LCH	02/07/28	PLN 6,161,000	39,951	-	39,951
3.140%	6-Month PLN-WIBOR	A/S	LCH	02/07/28	4,090,000	28,439	17,000	11,439
3.170%	6-Month PLN-WIBOR	A/S	LCH	02/07/28	12,460,000	95,609	-	95,609
3.100%	6-Month PLN-WIBOR	A/S	LCH	02/08/28	6,162,000	36,961	-	36,961
3.080%	6-Month PLN-WIBOR	A/S	LCH	02/09/28	11,867,000	65,416	-	65,416
2.280%	3-Month KRW-KWCDC	Q/Q	CME	06/20/28	KRW 3,385,935,000	16,915	-	16,915
2.405%	US CPI Urban Consumers	Z/Z	LCH	02/06/33	$1,333,200	2,767	-	2,767
1.772%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/42	EUR 4,672,000	(201,563)	-	(201,563)
1.775%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/42	4,684,000	(191,606)	-	(191,606)
1.793%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/42	4,573,000	(161,261)	-	(161,261)
1.847%	Eurostat Eurozone HICP	Z/Z	LCH	10/15/42	4,601,000	(91,765)	-	(91,765)
1.895%	Eurostat Eurozone HICP	Z/Z	LCH	08/04/47	1,231,000	(33,588)	-	(33,588)
1.885%	Eurostat Eurozone HICP	Z/Z	LCH	08/07/47	33,000	(1,034)	-	(1,034)

						(3,297,542)	16,658	(3,314,200)

Total Interest Rate Swaps – Long						($3,016,886)	$16,658	($3,033,544)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.025%	3-Month SAR-SAIBOR	A/Q	DUB	08/02/20	SAR 64,450,000	($375,248)	$-	($375,248)
2.160%	3-Month SAR-SAIBOR	A/Q	GSC	08/03/20	39,120,000	(1,836)	-	(1,836)
2.350%	3-Month SAR-SAIBOR	A/Q	GSC	08/12/20	38,879,000	(18,181)	-	(18,181)
2.395%	3-Month SAR-SAIBOR	A/Q	GSC	08/17/20	43,204,000	(32,694)	-	(32,694)
2.400%	3-Month SAR-SAIBOR	A/Q	GSC	08/17/20	40,793,000	(32,473)	-	(32,473)
2.458%	3-Month SAR-SAIBOR	A/Q	GSC	08/19/20	37,907,000	(48,035)	-	(48,035)
3.410%	3-Month SAR-SAIBOR	A/Q	GSC	08/22/20	98,174,000	(854,591)	-	(854,591)
2.560%	3-Month SAR-SAIBOR	A/Q	GSC	11/05/20	45,180,000	8,913	-	8,913
2.645%	3-Month SAR-SAIBOR	A/Q	GSC	02/23/21	16,712,000	33,832	-	33,832
3.570%	6-Month Sinacofi CLP	S/S	GSC	10/06/22	CLP 4,551,630,000	54,294	-	54,294
3.590%	6-Month Sinacofi CLP	S/S	GSC	10/10/22	9,103,270,000	61,024	-	61,024
3.500%	6-Month Sinacofi CLP	S/S	GSC	10/26/22	4,172,820,000	57,949	-	57,949
3.540%	6-Month Sinacofi CLP	S/S	GSC	10/30/22	1,609,518,000	18,718	-	18,718
3.570%	6-Month Sinacofi CLP	S/S	GSC	12/04/22	8,107,200,000	102,252	-	102,252
3.560%	6-Month Sinacofi CLP	S/S	GSC	12/05/22	1,669,130,000	22,270	-	22,270
3.600%	6-Month Sinacofi CLP	S/S	GSC	01/04/23	1,181,996,000	4,485	-	4,485
4.043%	3-Month SAR-SAIBOR	A/Q	GSC	05/22/27	SAR 32,000,000	(169,845)	-	(169,845)
1.973%	US CPI Urban Consumers	Z/Z	BOA	06/23/27	$35,747,000	1,353,746	-	1,353,746

						184,580	-	184,580

			Exchange
7.605%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/20	BRL 62,116,605	139,683	-	139,683
7.730%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/20	32,840,359	50,390	-	50,390
7.990%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/20	31,017,265	20,140	-	20,140
8.260%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/20	9,812,493	-	-	-
8.333%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/20	30,458,067	(8,764)	-	(8,764)
8.340%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/20	28,526,925	(8,913)	-	(8,913)
8.370%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/20	63,008,307	(23,746)	-	(23,746)
8.440%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/20	55,571,987	(39,590)	-	(39,590)
8.520%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/20	57,317,638	(52,871)	-	(52,871)
8.593%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/20	59,022,429	(78,599)	-	(78,599)
8.753%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/20	23,813,807	(42,542)	-	(42,542)
8.800%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/20	39,788,564	(77,334)	-	(77,334)
8.860%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/20	9,324,054	(20,565)	-	(20,565)
8.945%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/20	32,412,971	(78,517)	-	(78,517)
9.008%	1-Day BRL-CETIP Interbank	Z/Z	CME	01/02/20	24,087,157	(64,388)	-	(64,388)
(0.088%)	3-Month EUR-LIBOR	A/Q	LCH	03/25/20	EUR 65,108,000	(107,379)	-	(107,379)
(0.086%)	3-Month EUR-LIBOR	A/Q	LCH	03/25/20	65,108,000	(108,525)	-	(108,525)
(0.106%)	3-Month EUR-LIBOR	A/Q	LCH	03/26/20	21,068,000	(30,069)	-	(30,069)
(0.110%)	3-Month EUR-LIBOR	A/Q	LCH	03/27/20	21,068,000	(29,102)	-	(29,102)
(0.103%)	3-Month EUR-LIBOR	A/Q	LCH	03/27/20	21,068,000	(30,711)	-	(30,711)
(0.113%)	3-Month EUR-LIBOR	A/Q	LCH	03/29/20	41,500,000	(55,100)	-	(55,100)
(0.120%)	3-Month EUR-LIBOR	A/Q	LCH	04/03/20	62,779,000	(76,672)	-	(76,672)
(0.110%)	3-Month EUR-LIBOR	A/Q	LCH	04/05/20	21,491,000	(28,342)	-	(28,342)
(0.111%)	3-Month EUR-LIBOR	A/Q	LCH	04/06/20	21,491,000	(28,089)	-	(28,089)
(0.090%)	3-Month EUR-LIBOR	A/Q	LCH	04/15/20	141,299,000	(210,726)	-	(210,726)
1.265%	6-Month HUF-BUBOR	A/S	LCH	12/13/21	HUF 777,626,000	13,593	-	13,593
1.460%	6-Month HUF-BUBOR	A/S	LCH	01/12/22	1,638,540,000	3,266	-	3,266
1.435%	6-Month HUF-BUBOR	A/S	LCH	01/13/22	1,507,460,000	8,523	-	8,523
1.841%	3-Month USD-LIBOR	S/Q	LCH	09/15/22	$6,368,000	234,236	-	234,236
0.250%	6-Month EUR-LIBOR	A/S	LCH	09/20/22	EUR 41,354,520	(343,836)	156,987	(500,823)
1.253%	6-Month HUF-BUBOR	A/S	LCH	02/06/23	HUF 1,565,473,000	148,509	-	148,509
1.265%	6-Month HUF-BUBOR	A/S	LCH	02/07/23	1,520,019,000	141,320	-	141,320
1.315%	6-Month HUF-BUBOR	A/S	LCH	02/09/23	1,963,828,000	166,924	-	166,924
2.753%	3-Month NZD Bank Bills	S/Q	LCH	02/09/23	NZD 17,170,000	(232,729)	-	(232,729)
2.755%	3-Month NZD Bank Bills	S/Q	LCH	02/09/23	12,490,000	(170,303)	-	(170,303)
2.740%	3-Month NZD Bank Bills	S/Q	LCH	02/13/23	31,200,000	(409,604)	-	(409,604)
2.728%	3-Month NZD Bank Bills	S/Q	LCH	02/16/23	35,400,000	(447,285)	-	(447,285)
2.734%	3-Month NZD Bank Bills	S/Q	LCH	02/20/23	13,700,000	(175,774)	-	(175,774)
2.740%	3-Month NZD Bank Bills	S/Q	LCH	02/22/23	13,900,000	(179,989)	-	(179,989)
1.190%	6-Month HUF-BUBOR	A/S	LCH	03/12/23	HUF 682,000,000	78,559	-	78,559
1.145%	6-Month HUF-BUBOR	A/S	LCH	03/13/23	341,000,000	41,923	-	41,923
1.000%	6-Month EUR-LIBOR	A/S	LCH	03/21/23	EUR 2,140,000	(101,396)	(75,171)	(26,225)
2.730%	3-Month USD-LIBOR	S/Q	LCH	04/05/23	$165,000	956	22	934
2.780%	3-Month USD-LIBOR	S/Q	LCH	04/10/23	1,020,000	3,624	(15)	3,639

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.750%	3-Month USD-LIBOR	S/Q	LCH	04/12/23	$669,800	$3,349	($53)	$3,402
0.450%	6-Month EUR-LIBOR	A/S	LCH	05/16/23	EUR 190,000	(2,440)	14	(2,454)
0.431%	6-Month EUR-LIBOR	A/S	LCH	05/22/23	3,322,333	(38,147)	(18,204)	(19,943)
1.820%	6-Month HUF-BUBOR	A/S	LCH	06/15/23	HUF 1,910,000,000	69,499	-	69,499
1.885%	6-Month HUF-BUBOR	A/S	LCH	06/18/23	390,000,000	10,367	-	10,367
2.990%	3-Month USD-LIBOR	S/Q	LCH	06/22/23	$1,190,000	(6,226)	(2,985)	(3,241)
2.887%	3-Month USD-LIBOR	S/Q	LCH	06/27/23	250,000	(77)	-	(77)
1.923%	6-Month HUF-BUBOR	A/S	LCH	07/28/26	HUF 1,248,200,000	161,882	-	161,882
1.940%	6-Month HUF-BUBOR	A/S	LCH	08/01/26	878,300,000	110,636	-	110,636
1.888%	6-Month HUF-BUBOR	A/S	LCH	09/21/26	851,505,000	135,151	-	135,151
1.930%	6-Month HUF-BUBOR	A/S	LCH	09/21/26	345,205,000	50,278	-	50,278
1.935%	6-Month HUF-BUBOR	A/S	LCH	09/21/26	336,574,000	48,770	-	48,770
2.140%	6-Month HUF-BUBOR	A/S	LCH	10/13/26	342,903,000	31,327	-	31,327
2.090%	6-Month HUF-BUBOR	A/S	LCH	10/19/26	872,217,000	94,565	-	94,565
2.040%	6-Month HUF-BUBOR	A/S	LCH	10/20/26	903,515,000	112,279	-	112,279
2.075%	6-Month HUF-BUBOR	A/S	LCH	10/28/26	352,514,000	41,272	-	41,272
2.085%	6-Month HUF-BUBOR	A/S	LCH	11/02/26	528,197,000	61,031	-	61,031
2.180%	6-Month HUF-BUBOR	A/S	LCH	11/03/26	353,662,000	31,238	-	31,238
2.134%	6-Month HUF-BUBOR	A/S	LCH	11/04/26	1,907,248,000	195,288	-	195,288
2.150%	6-Month HUF-BUBOR	A/S	LCH	11/07/26	346,773,000	34,192	-	34,192
2.120%	6-Month HUF-BUBOR	A/S	LCH	11/08/26	344,476,000	37,095	-	37,095
2.145%	6-Month HUF-BUBOR	A/S	LCH	11/10/26	948,457,000	96,060	-	96,060
2.665%	6-Month HUF-BUBOR	A/S	LCH	02/08/27	1,444,400,000	(17,109)	-	(17,109)
3.400%	3-Month NZD Bank Bills	S/Q	LCH	04/28/27	NZD 9,100,000	(239,267)	-	(239,267)
3.395%	3-Month NZD Bank Bills	S/Q	LCH	05/08/27	6,620,000	(169,580)	-	(169,580)
3.405%	3-Month NZD Bank Bills	S/Q	LCH	05/08/27	6,818,000	(178,349)	-	(178,349)
3.293%	3-Month NZD Bank Bills	S/Q	LCH	05/18/27	36,300,000	(720,928)	-	(720,928)
3.169%	3-Month NZD Bank Bills	S/Q	LCH	06/26/27	23,540,000	(277,215)	-	(277,215)
2.175%	3-Month USD-LIBOR	S/Q	LCH	09/19/27	$22,090,000	1,220,130	-	1,220,130
7.670%	28-Day MXN-TIIE	L/L	CME	12/02/27	MXN 219,000,000	263,587	-	263,587
7.670%	28-Day MXN-TIIE	L/L	CME	12/03/27	220,300,000	265,198	-	265,198
7.799%	28-Day MXN-TIIE	L/L	CME	12/06/27	284,850,000	216,079	-	216,079
3.128%	3-Month NZD Bank Bills	S/Q	LCH	01/09/28	NZD 16,000,000	(247,454)	-	(247,454)
3.130%	3-Month NZD Bank Bills	S/Q	LCH	01/09/28	16,000,000	(249,856)	-	(249,856)
3.150%	3-Month NZD Bank Bills	S/Q	LCH	01/11/28	25,000,000	(416,546)	-	(416,546)
3.203%	3-Month NZD Bank Bills	S/Q	LCH	01/12/28	15,000,000	(297,000)	-	(297,000)
2.676%	3-Month USD-LIBOR	S/Q	LCH	01/30/28	$7,980,000	108,365	-	108,365
2.723%	3-Month USD-LIBOR	S/Q	LCH	01/31/28	500,000	4,742	-	4,742
2.735%	3-Month USD-LIBOR	S/Q	LCH	02/01/28	7,949,400	66,753	-	66,753
2.090%	6-Month HUF-BUBOR	A/S	LCH	02/07/28	HUF 270,964,000	59,304	-	59,304
2.115%	6-Month HUF-BUBOR	A/S	LCH	02/07/28	811,867,000	170,949	-	170,949
2.180%	6-Month HUF-BUBOR	A/S	LCH	02/07/28	401,429,000	76,422	-	76,422
2.195%	6-Month HUF-BUBOR	A/S	LCH	02/08/28	409,457,000	76,166	-	76,166
2.230%	6-Month HUF-BUBOR	A/S	LCH	02/09/28	784,743,000	137,595	-	137,595
2.845%	3-Month USD-LIBOR	S/Q	LCH	02/09/28	$310,770	(360)	-	(360)
2.820%	3-Month USD-LIBOR	S/Q	LCH	04/12/28	300,000	2,360	192	2,168
2.800%	3-Month USD-LIBOR	S/Q	LCH	04/13/28	300,000	2,896	1	2,895
2.890%	3-Month USD-LIBOR	S/Q	LCH	04/18/28	296,600	539	95	444
3.020%	3-Month USD-LIBOR	S/Q	LCH	05/10/28	2,095,000	(19,386)	(10,320)	(9,066)
3.006%	3-Month USD-LIBOR	S/Q	LCH	05/29/28	2,050,000	(16,140)	-	(16,140)
2.892%	3-Month USD-LIBOR	S/Q	LCH	06/05/28	568,900	1,380	-	1,380
2.939%	3-Month USD-LIBOR	S/Q	LCH	06/05/28	341,500	(584)	-	(584)
2.964%	3-Month USD-LIBOR	S/Q	LCH	06/07/28	346,000	(1,340)	-	(1,340)
3.240%	3-Month NZD Bank Bills	S/Q	LCH	06/07/28	NZD 23,500,000	(323,891)	-	(323,891)
2.996%	3-Month USD-LIBOR	S/Q	LCH	06/12/28	$900,000	(4,540)	-	(4,540)
3.021%	3-Month USD-LIBOR	S/Q	LCH	06/14/28	1,740,900	(15,299)	-	(15,299)
2.942%	3-Month USD-LIBOR	S/Q	LCH	06/27/28	200,000	(315)	-	(315)
1.569%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/32	EUR 4,672,000	122,121	-	122,121
1.585%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/32	4,684,000	107,019	-	107,019
1.601%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/32	4,573,000	90,840	-	90,840
1.638%	Eurostat Eurozone HICP	Z/Z	LCH	10/15/32	4,601,000	67,839	-	67,839
2.993%	3-Month USD-LIBOR	S/Q	LCH	07/03/38	$6,600,000	-	-	-
2.419%	US CPI Urban Consumers	Z/Z	LCH	02/06/43	1,333,200	(13,749)	-	(13,749)
0.851%	6-Month JPY-LIBOR	S/S	LCH	06/19/47	JPY 400,000,000	(90,612)	-	(90,612)
0.853%	6-Month JPY-LIBOR	S/S	LCH	06/19/47	154,600,000	(9,681)	-	(9,681)
0.856%	6-Month JPY-LIBOR	S/S	LCH	06/19/47	154,600,000	(10,827)	-	(10,827)
2.160%	US CPI Urban Consumers	Z/Z	LCH	08/04/47	$1,659,000	104,401	-	104,401
2.148%	US CPI Urban Consumers	Z/Z	LCH	08/07/47	915,000	60,640	-	60,640
2.133%	US CPI Urban Consumers	Z/Z	LCH	08/22/47	2,093,000	147,744	-	147,744

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.146%	US CPI Urban Consumers	Z/Z	LCH	08/25/47	$2,081,000	$139,903	$-	$139,903
2.149%	US CPI Urban Consumers	Z/Z	LCH	09/01/47	2,075,000	138,149	-	138,149
0.888%	6-Month JPY-LIBOR	S/S	LCH	09/18/47	JPY 595,000,000	(97,267)	-	(97,267)
0.892%	6-Month JPY-LIBOR	S/S	LCH	09/18/47	637,000,000	(110,551)	-	(110,551)
0.924%	6-Month JPY-LIBOR	S/S	LCH	09/18/47	665,000,000	(168,171)	-	(168,171)
2.220%	US CPI Urban Consumers	Z/Z	LCH	10/05/47	$1,807,000	88,476	-	88,476
0.946%	6-Month JPY-LIBOR	S/S	LCH	12/18/47	JPY 1,262,380,000	(357,750)	-	(357,750)
0.946%	6-Month JPY-LIBOR	S/S	LCH	12/18/47	1,069,000,000	(300,964)	-	(300,964)
0.953%	6-Month JPY-LIBOR	S/S	LCH	12/18/47	481,000,000	(143,852)	-	(143,852)
0.958%	6-Month JPY-LIBOR	S/S	LCH	12/18/47	518,580,000	(161,595)	-	(161,595)
1.635%	6-Month EUR-LIBOR	A/S	LCH	02/27/48	EUR 10,540,000	(639,790)	-	(639,790)
3.120%	3-Month USD-LIBOR	S/Q	LCH	05/17/48	$710,000	(28,785)	(18,175)	(10,610)
1.600%	6-Month EUR-LIBOR	A/S	LCH	05/18/48	EUR 2,635,000	(119,672)	(379)	(119,293)
3.115%	3-Month USD-LIBOR	S/Q	LCH	05/18/48	$1,116,600	(44,178)	(282)	(43,896)
3.118%	3-Month USD-LIBOR	S/Q	LCH	05/23/48	1,420,000	(56,806)	-	(56,806)
1.592%	6-Month EUR-LIBOR	A/S	LCH	05/24/48	EUR 250,000	(10,674)	-	(10,674)
1.539%	6-Month EUR-LIBOR	A/S	LCH	05/29/48	1,262,600	(33,967)	-	(33,967)
3.017%	3-Month USD-LIBOR	S/Q	LCH	05/29/48	$288,600	(5,489)	-	(5,489)
1.458%	6-Month EUR-LIBOR	A/S	LCH	05/31/48	EUR 305,000	(852)	273	(1,125)
1.499%	6-Month EUR-LIBOR	A/S	LCH	06/04/48	302,900	(4,401)	-	(4,401)

						(2,797,620)	32,000	(2,829,620)

Total Interest Rate Swaps – Short						($2,613,040)	$32,000	($2,645,040)

Total Interest Rate Swaps						($5,629,926)	$48,658	($5,678,584)

Total Return Swaps – Long

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Expiration Date	Number of Contracts	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Month Bloomberg Commodity Index - Appreciation	1-Month Bloomberg Commodity Index - Depreciation	Z/Z	CIT	07/16/18	-	$48,300,000	$1,454,154	$-	$1,454,154
3-Month Bloomberg Commodity index - Appreciation	3-Month Bloomberg Commodity index - Depreciation	Z/Z	CIT	07/16/18	-	24,100,000	725,571	-	725,571
Bloomberg Roll Select Commodity Index - Appreciation	Bloomberg Roll Select Commodity Index - Depreciation	Z/Z	CIT	07/16/18	-	24,100,000	725,571	-	725,571
Egypt Treasury Bills	3-Month USD-LIBOR + 0.550%	Z/Q	GSC	07/24/18	-	EGP 92,775,000	300,826	-	300,826
Ukraine Treasury Bills	3-Month USD-LIBOR + 1.500%	Z/Z	CIT	07/27/18	-	UAH 17,120,000	50,553	-	50,553
Ukraine Treasury Bills	3-Month USD-LIBOR + 1.500%	Q/Z	CIT	10/12/18	-	150,071,000	32,756	-	32,756
KOSPI 200 Index - Appreciation	KOSPI 200 Index - Depreciation	Z/Z	CIT	09/13/18	44	KRW 3,300,000,000	(136,456)	-	(136,456)

							$3,152,975	$-	$3,152,975

Total Return Swaps – Short

Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bloomberg Commodity Index - Appreciation	Bloomberg Commodity Index - Depreciation	Z	CIT	07/16/18	$48,300,000	($1,465,994)	$-	($1,465,994)
Bloomberg Commodity Index - Appreciation	Bloomberg Commodity Index - Depreciation	Z	CIT	07/16/18	24,100,000	(751,075)	-	(751,075)
Bloomberg Commodity Index - Appreciation	Bloomberg Commodity Index - Depreciation	Z	CIT	07/16/18	24,100,000	(787,459)	-	(787,459)

						($3,004,528)	$-	($3,004,528)

Total Total Return Swaps						$148,447	$-	$148,447

Total Swap Agreements						($3,450,627)	$7,450,758	($10,901,385)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Cyprus	$5,183,624	$4,884,084	$299,540	$-
	Iceland	29,527,441	21,494,123	8,033,318	-
	Japan	9,059,613	-	9,059,613	-
	Serbia	239,630	239,630	-	-
	Singapore	3,999,972	-	3,999,972	-
	South Korea	9,376,689	-	9,376,689	-
	Vietnam	11,938,334	908,857	11,029,477	-

	Total Common Stocks	69,325,303	27,526,694	41,798,609	-

	Corporate Bonds & Notes	19,211,973	-	19,211,973	-
	Senior Loan Notes	35,833,590	-	1,140,845	34,692,745
	Mortgage-Backed Securities	4,749,526	-	4,749,526	-
	Foreign Government Bonds & Notes	526,045,816	-	526,045,816	-
	Short-Term Investments	242,940,380	-	242,940,380	-
	Derivatives:
	Credit Contracts
	Swaps	9,701,522	-	9,701,522	-
	Equity Contracts
	Futures	97,114	97,114	-	-
	Purchased Options	1,851,427	-	1,851,427	-
	Swaps	2,905,296	-	2,905,296	-

	Total Equity Contracts	4,853,837	97,114	4,756,723	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	51,154,938	-	51,154,938	-
	Purchased Options	8,397,402	-	8,397,402	-
	Swaps	821,532	-	821,532	-

	Total Foreign Currency Contracts	60,373,872	-	60,373,872	-

	Interest Rate Contracts
	Futures	1,027,478	1,027,478	-	-
	Purchased Options	3,199,201	-	3,199,201	-
	Swaps	11,986,708	-	11,986,708	-

	Total Interest Rate Contracts	16,213,387	1,027,478	15,185,909	-

	Total Asset - Derivatives	91,142,618	1,124,592	90,018,026	-

	Total Assets	989,249,206	28,651,286	925,905,175	34,692,745

Liabilities	Reverse Repurchase Agreement	(7,663,851)	-	(7,663,851)	-
	Derivatives:
	Credit Contracts
	Swaps	(8,492,202)	-	(8,492,202)	-
	Equity Contracts
	Swaps	(3,140,984)	-	(3,140,984)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(45,025,560)	-	(45,025,560)	-
	Interest Rate Contracts
	Futures	(864,290)	(864,290)	-	-
	Swaps	(17,232,499)	-	(17,232,499)	-

	Total Interest Rate Contracts	(18,096,789)	(864,290)	(17,232,499)	-

	Total Liabilities - Derivatives	(74,755,535)	(864,290)	(73,891,245)	-

	Total Liabilities	(82,419,386)	(864,290)	(81,555,096)	-

	Total	$906,829,820	$27,786,996	$844,350,079	$34,692,745

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2018:

Senior Loan Notes
Value, Beginning of Year	$36,512,850
Purchases	3,854,990
Sales (Includes Paydowns)	(744,444)
Accrued Discounts (Premiums)	52,855
Net Realized Gains (Losses)	43,407
Change in Net Unrealized Appreciation (Depreciation)	(5,026,913)
Transfers In	-
Transfers Out	-

Value, End of Period	$34,692,745

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($5,026,913)

Additional information about Level 3 fair value measurements as of June 30, 2018 was as follows:

	Value at 06/30/18	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Senior Loan Notes	$34,692,745	Demand Yield Model	Comparable spread to U.S. Treasury Bonds	429.8 - 872.7 bps	642.6 bps
		Comparable Instrument	Comparable price to Barbados Bonds	51.0	N/A

A significant increase in the discount in the spread to U.S. Treasuries could result in a decrease to the fair value measurement. Conversely, significant movements in the opposite direction of this unobservable input could have the inverse effect on the fair value measurement.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan based on the performance of comparable credit quality senior loans of other companies. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

Comparable Instrument: In fair valuing a senior loan note, the investment adviser may review and consider among other factors, similar holdings based on coupon, maturity, and duration. Based on such factors, the investment adviser will determine fair value using a comparable instrument approach.

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To

$15,286,920	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
163,818	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	5,268,376	$54,814,376
PD Aggregate Bond Index Portfolio ‘P’ *	18,705,573	225,125,741
PD High Yield Bond Market Portfolio ‘P’ *	3,230,626	49,185,807
PD Large-Cap Growth Index Portfolio ‘P’ *	1,754,214	65,625,476
PD Large-Cap Value Index Portfolio ‘P’ *	2,392,058	68,335,625
PD Small-Cap Growth Index Portfolio ‘P’ *	84,340	2,719,039
PD Small-Cap Value Index Portfolio ‘P’ *	404,834	10,910,684
PD Emerging Markets Portfolio ‘P’ *	951,014	16,372,307
PD International Large-Cap Portfolio ‘P’ *	2,918,713	54,774,977

Total Affiliated Mutual Funds (Cost $467,213,891)		547,864,032

TOTAL INVESTMENTS - 100.0% (Cost $467,213,891)		547,864,032

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(142,180)

NET ASSETS - 100.0%		$547,721,852

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Pacific Dynamix - Conservative Growth Portfolio

Affiliated Fixed Income Funds	60.1%
Affiliated Equity Funds	39.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	14,095,581	$146,656,287
PD Aggregate Bond Index Portfolio ‘P’ *	59,017,895	710,293,533
PD High Yield Bond Market Portfolio ‘P’ *	8,011,560	121,974,817
PD Large-Cap Growth Index Portfolio ‘P’ *	11,549,634	432,073,956
PD Large-Cap Value Index Portfolio ‘P’ *	15,267,624	436,161,123
PD Small-Cap Growth Index Portfolio ‘P’ *	764,946	24,660,973
PD Small-Cap Value Index Portfolio ‘P’ *	2,305,058	62,123,661
PD Emerging Markets Portfolio ‘P’ *	7,327,838	126,153,375
PD International Large-Cap Portfolio ‘P’ *	19,698,750	369,683,029

Total Affiliated Mutual Funds (Cost $1,922,268,266)		2,429,780,754

TOTAL INVESTMENTS - 100.0% (Cost $1,922,268,266)		2,429,780,754

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(586,273)

NET ASSETS - 100.0%		$2,429,194,481

Pacific Dynamix - Moderate Growth Portfolio

Affiliated Equity Funds	59.7%
Affiliated Fixed Income Funds	40.3%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7D in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$547,864,032	$547,864,032	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$2,429,780,754	$2,429,780,754	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	1,525,605	$15,873,030
PD Aggregate Bond Index Portfolio ‘P’ *	9,937,852	119,604,263
PD High Yield Bond Market Portfolio ‘P’ *	1,562,109	23,782,875
PD Large-Cap Growth Index Portfolio ‘P’ *	4,896,979	183,196,896
PD Large-Cap Value Index Portfolio ‘P’ *	6,582,540	188,048,110
PD Small-Cap Growth Index Portfolio ‘P’ *	493,259	15,902,106
PD Small-Cap Value Index Portfolio ‘P’ *	889,350	23,968,891
PD Emerging Markets Portfolio ‘P’ *	3,305,131	56,899,928
PD International Large-Cap Portfolio ‘P’ *	8,441,313	158,416,668

Total Affiliated Mutual Funds (Cost $607,419,813)		785,692,767

TOTAL INVESTMENTS - 100.0% (Cost $607,419,813)		785,692,767

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(191,602)

NET ASSETS - 100.0%		$785,501,165

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Pacific Dynamix - Growth Portfolio

Affiliated Equity Funds	79.7%
Affiliated Fixed Income Funds	20.3%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	4,042,720	$42,548,780
Diversified Bond Portfolio ‘P’ *	30,401,106	395,715,659
Floating Rate Income Portfolio ‘P’ *	3,762,239	45,059,031
Floating Rate Loan Portfolio ‘P’ *	4,253,771	39,950,467
High Yield Bond Portfolio ‘P’ *	11,614,164	101,839,877
Inflation Managed Portfolio ‘P’ *	3,577,071	42,676,400
Inflation Strategy Portfolio ‘P’ *	4,095,671	42,684,576
Managed Bond Portfolio ‘P’ *	15,205,334	210,500,285
Short Duration Bond Portfolio ‘P’ *	23,399,349	239,135,685
Emerging Markets Debt Portfolio ‘P’ *	8,714,415	101,258,465
Comstock Portfolio ‘P’ *	601,452	10,852,722
Dividend Growth Portfolio ‘P’ *	492,625	10,974,202
Equity Index Portfolio ‘P’ *	126,043	8,378,174
Growth Portfolio ‘P’ *	440,068	15,036,907
Large-Cap Growth Portfolio ‘P’ *	1,358,418	20,063,014
Large-Cap Value Portfolio ‘P’ *	992,862	23,599,766
Main Street Core Portfolio ‘P’ *	214,023	9,206,315
Mid-Cap Equity Portfolio ‘P’ *	626,166	16,544,957
Mid-Cap Growth Portfolio ‘P’ *	511,615	8,233,364
Mid-Cap Value Portfolio ‘P’ *	1,549,012	41,706,117
Value Advantage Portfolio ‘P’ *	1,093,325	18,494,349
Emerging Markets Portfolio ‘P’ *	862,793	16,427,564
International Large-Cap Portfolio ‘P’ *	4,136,770	41,740,871
International Value Portfolio ‘P’ *	2,967,807	40,485,444
Currency Strategies Portfolio ‘P’ *	3,759,036	44,337,310
Equity Long/Short Portfolio ‘P’ *	4,405,332	60,494,970
Global Absolute Return Portfolio ‘P’ *	3,797,555	44,119,835

Total Affiliated Mutual Funds (Cost $1,556,426,353)		1,692,065,106

TOTAL INVESTMENTS - 100.0% (Cost $1,556,426,353)		1,692,065,106

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(355,983)

NET ASSETS - 100.0%		$1,691,709,123

Pacific Dynamix - Optimization Conservative Portfolio

Affiliated Fixed Income Funds	77.2%
Affiliated Equity Funds	22.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7D in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$785,692,767	$785,692,767	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$1,692,065,106	$1,692,065,106	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	5,977,846	$62,915,579
Diversified Bond Portfolio ‘P’ *	44,651,640	581,207,575
Floating Rate Income Portfolio ‘P’ *	3,732,622	44,704,316
Floating Rate Loan Portfolio ‘P’ *	4,163,676	39,104,314
High Yield Bond Portfolio ‘P’ *	12,726,379	111,592,436
Inflation Managed Portfolio ‘P’ *	4,711,365	56,209,153
Inflation Strategy Portfolio ‘P’ *	5,394,956	56,225,553
Managed Bond Portfolio ‘P’ *	22,369,592	309,681,158
Short Duration Bond Portfolio ‘P’ *	10,947,040	111,876,096
Emerging Markets Debt Portfolio ‘P’ *	11,487,187	133,477,100
Comstock Portfolio ‘P’ *	2,134,608	38,517,310
Developing Growth Portfolio ‘P’ *	124,728	2,755,714
Dividend Growth Portfolio ‘P’ *	1,873,512	41,736,242
Equity Index Portfolio ‘P’ *	499,838	33,224,560
Growth Portfolio ‘P’ *	1,744,903	59,622,473
Large-Cap Growth Portfolio ‘P’ *	5,358,696	79,144,691
Large-Cap Value Portfolio ‘P’ *	3,623,136	86,119,920
Main Street Core Portfolio ‘P’ *	836,105	35,965,512
Mid-Cap Equity Portfolio ‘P’ *	1,552,093	41,010,366
Mid-Cap Growth Portfolio ‘P’ *	2,128,767	34,258,030
Mid-Cap Value Portfolio ‘P’ *	3,314,245	89,233,861
Small-Cap Equity Portfolio ‘P’ *	194,877	5,535,291
Small-Cap Growth Portfolio ‘P’ *	485,696	6,889,622
Small-Cap Index Portfolio ‘P’ *	378,794	9,651,285
Small-Cap Value Portfolio ‘P’ *	204,523	5,514,709
Value Advantage Portfolio ‘P’ *	4,014,505	67,908,149
Emerging Markets Portfolio ‘P’ *	4,280,995	81,510,095
International Large-Cap Portfolio ‘P’ *	10,743,495	108,404,097
International Small-Cap Portfolio ‘P’ *	1,768,264	26,902,059
International Value Portfolio ‘P’ *	7,676,682	104,721,735
Currency Strategies Portfolio ‘P’ *	7,635,033	90,054,163
Equity Long/Short Portfolio ‘P’ *	8,791,267	120,723,585
Global Absolute Return Portfolio ‘P’ *	7,603,145	88,333,016

Total Affiliated Mutual Funds (Cost $2,410,555,325)		2,764,729,765

TOTAL INVESTMENTS - 100.0% (Cost $2,410,555,325)		2,764,729,765

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(575,694)

NET ASSETS - 100.0%		$2,764,154,071

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Portfolio Optimization Moderate-Conservative Portfolio

Affiliated Fixed Income Funds	57.7%
Affiliated Equity Funds	42.3%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	14,643,532	$154,120,097
Diversified Bond Portfolio ‘P’ *	109,377,808	1,423,715,032
Floating Rate Income Portfolio ‘P’ *	17,644,423	211,321,115
Floating Rate Loan Portfolio ‘P’ *	20,061,069	188,409,064
High Yield Bond Portfolio ‘P’ *	52,051,283	456,416,516
Inflation Managed Portfolio ‘P’ *	16,844,653	200,965,875
Inflation Strategy Portfolio ‘P’ *	19,295,086	201,090,975
Managed Bond Portfolio ‘P’ *	54,952,272	760,750,730
Short Duration Bond Portfolio ‘P’ *	22,367,011	228,585,442
Emerging Markets Debt Portfolio ‘P’ *	41,553,026	482,831,660
Comstock Portfolio ‘P’ *	11,231,715	202,667,443
Developing Growth Portfolio ‘P’ *	773,939	17,099,278
Dividend Growth Portfolio ‘P’ *	9,966,883	222,032,288
Equity Index Portfolio ‘P’ *	2,643,849	175,738,268
Growth Portfolio ‘P’ *	10,667,845	364,515,093
Large-Cap Growth Portfolio ‘P’ *	32,444,032	479,178,723
Large-Cap Value Portfolio ‘P’ *	18,900,702	449,259,108
Main Street Core Portfolio ‘P’ *	4,480,659	192,737,908
Mid-Cap Equity Portfolio ‘P’ *	8,278,123	218,729,681
Mid-Cap Growth Portfolio ‘P’ *	14,373,511	231,311,456
Mid-Cap Value Portfolio ‘P’ *	16,887,090	454,673,700
Small-Cap Equity Portfolio ‘P’ *	2,797,068	79,448,109
Small-Cap Growth Portfolio ‘P’ *	2,798,892	39,702,442
Small-Cap Index Portfolio ‘P’ *	4,226,536	107,687,831
Small-Cap Value Portfolio ‘P’ *	3,353,847	90,432,379
Value Advantage Portfolio ‘P’ *	21,143,316	357,653,946
Emerging Markets Portfolio ‘P’ *	29,095,602	553,979,910
International Large-Cap Portfolio ‘P’ *	55,652,882	561,549,160
International Small-Cap Portfolio ‘P’ *	14,456,801	219,943,253
International Value Portfolio ‘P’ *	39,551,531	539,543,668
Real Estate Portfolio ‘P’ *	2,371,604	58,607,081
Currency Strategies Portfolio ‘P’ *	34,093,437	402,127,413
Equity Long/Short Portfolio ‘P’ *	38,712,302	531,605,726
Global Absolute Return Portfolio ‘P’ *	33,551,425	389,799,049

Total Affiliated Mutual Funds (Cost $9,441,327,330)		11,248,229,419

TOTAL INVESTMENTS - 100.0% (Cost $9,441,327,330)		11,248,229,419

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,302,284)

NET ASSETS - 100.0%		$11,245,927,135

Portfolio Optimization Moderate Portfolio

Affiliated Equity Funds	58.2%
Affiliated Fixed Income Funds	41.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7D in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$2,764,729,765	$2,764,729,765	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$11,248,229,419	$11,248,229,419	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	6,476,776	$68,166,709
Diversified Bond Portfolio ‘P’ *	47,278,350	615,398,124
Floating Rate Income Portfolio ‘P’ *	8,571,739	102,660,739
Floating Rate Loan Portfolio ‘P’ *	9,885,960	92,846,724
High Yield Bond Portfolio ‘P’ *	22,288,608	195,439,735
Inflation Managed Portfolio ‘P’ *	8,225,191	98,131,000
Inflation Strategy Portfolio ‘P’ *	9,426,684	98,243,719
Managed Bond Portfolio ‘P’ *	23,944,082	331,478,158
Emerging Markets Debt Portfolio ‘P’ *	27,433,217	318,764,404
Comstock Portfolio ‘P’ *	12,557,023	226,581,574
Developing Growth Portfolio ‘P’ *	1,559,758	34,461,040
Dividend Growth Portfolio ‘P’ *	11,392,378	253,788,047
Equity Index Portfolio ‘P’ *	3,000,179	199,423,763
Growth Portfolio ‘P’ *	11,323,864	386,930,930
Large-Cap Growth Portfolio ‘P’ *	34,226,085	505,498,569
Large-Cap Value Portfolio ‘P’ *	21,122,725	502,075,338
Main Street Core Portfolio ‘P’ *	5,091,237	219,002,257
Mid-Cap Equity Portfolio ‘P’ *	8,743,567	231,027,929
Mid-Cap Growth Portfolio ‘P’ *	13,880,263	223,373,664
Mid-Cap Value Portfolio ‘P’ *	17,140,327	461,491,948
Small-Cap Equity Portfolio ‘P’ *	3,432,469	97,496,085
Small-Cap Growth Portfolio ‘P’ *	5,508,155	78,133,484
Small-Cap Index Portfolio ‘P’ *	6,316,461	160,936,979
Small-Cap Value Portfolio ‘P’ *	4,140,058	111,631,608
Value Advantage Portfolio ‘P’ *	23,611,838	399,410,716
Emerging Markets Portfolio ‘P’ *	34,845,737	663,462,413
International Large-Cap Portfolio ‘P’ *	71,425,149	720,694,614
International Small-Cap Portfolio ‘P’ *	18,545,168	282,142,960
International Value Portfolio ‘P’ *	50,696,724	691,581,240
Real Estate Portfolio ‘P’ *	4,073,784	100,671,336
Currency Strategies Portfolio ‘P’ *	29,180,918	344,184,930
Equity Long/Short Portfolio ‘P’ *	32,953,045	452,518,363
Global Absolute Return Portfolio ‘P’ *	28,476,764	330,841,853

Total Affiliated Mutual Funds (Cost $7,856,024,358)		9,598,490,952

TOTAL INVESTMENTS - 100.0% (Cost $7,856,024,358)		9,598,490,952

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,964,957)

NET ASSETS - 100.0%		$9,596,525,995

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Portfolio Optimization Growth Portfolio

Affiliated Equity Funds	76.6%
Affiliated Fixed Income Funds	23.4%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	312,281	$3,286,690
Diversified Bond Portfolio ‘P’ *	2,012,943	26,201,450
Floating Rate Income Portfolio ‘P’ *	1,470,341	17,609,757
Floating Rate Loan Portfolio ‘P’ *	1,640,625	15,408,386
High Yield Bond Portfolio ‘P’ *	2,511,137	22,019,137
Inflation Managed Portfolio ‘P’ *	925,593	11,042,827
Inflation Strategy Portfolio ‘P’ *	1,061,148	11,059,150
Managed Bond Portfolio ‘P’ *	1,029,838	14,256,918
Emerging Markets Debt Portfolio ‘P’ *	4,428,730	51,460,296
Comstock Portfolio ‘P’ *	3,510,788	63,349,399
Developing Growth Portfolio ‘P’ *	303,726	6,710,479
Dividend Growth Portfolio ‘P’ *	3,025,196	67,392,308
Equity Index Portfolio ‘P’ *	795,648	52,887,214
Growth Portfolio ‘P’ *	2,794,910	95,500,716
Large-Cap Growth Portfolio ‘P’ *	8,437,816	124,621,433
Large-Cap Value Portfolio ‘P’ *	5,979,714	142,134,447
Main Street Core Portfolio ‘P’ *	1,357,722	58,403,145
Mid-Cap Equity Portfolio ‘P’ *	2,683,691	70,910,152
Mid-Cap Growth Portfolio ‘P’ *	4,653,870	74,894,259
Mid-Cap Value Portfolio ‘P’ *	5,175,512	139,347,242
Small-Cap Equity Portfolio ‘P’ *	932,969	26,500,122
Small-Cap Growth Portfolio ‘P’ *	1,170,349	16,601,466
Small-Cap Index Portfolio ‘P’ *	1,605,083	40,895,880
Small-Cap Value Portfolio ‘P’ *	1,141,793	30,787,051
Value Advantage Portfolio ‘P’ *	6,643,910	112,386,374
Emerging Markets Portfolio ‘P’ *	8,978,176	170,944,357
International Large-Cap Portfolio ‘P’ *	18,878,519	190,488,180
International Small-Cap Portfolio ‘P’ *	6,290,444	95,701,716
International Value Portfolio ‘P’ *	13,378,427	182,502,311
Real Estate Portfolio ‘P’ *	920,184	22,739,590
Currency Strategies Portfolio ‘P’ *	5,453,729	64,325,992
Equity Long/Short Portfolio ‘P’ *	6,223,267	85,459,257
Global Absolute Return Portfolio ‘P’ *	5,313,547	61,732,560

Total Affiliated Mutual Funds (Cost $1,728,956,082)		2,169,560,261

TOTAL INVESTMENTS - 100.0% (Cost $1,728,956,082)		2,169,560,261

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(448,876)

NET ASSETS - 100.0%		$2,169,111,385

Portfolio Optimization Aggressive-Growth Portfolio

Affiliated Equity Funds	89.3%
Affiliated Fixed Income Funds	10.7%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7D in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$9,598,490,952	$9,598,490,952	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,169,560,261	$2,169,560,261	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 100.0%

DFA Intermediate Government Fixed Income Portfolio ‘I’	1,332,980	$16,035,746
DFA Intermediate Term Extended Quality Portfolio ‘I’	2,597,785	26,653,277
DFA Large Cap International Portfolio ‘I’	819,643	18,859,993
DFA Short-Term Extended Quality Portfolio ‘I’	998,844	10,667,654
DFA US Core Equity 1 Portfolio ‘I’	1,201,268	28,013,576
DFA US Large Cap Growth Portfolio ‘I’	134,780	2,670,001
DFA US Large Company Portfolio ‘I’	1,012,568	21,365,179
DFA VA International Small Portfolio ‘I’	485,954	6,652,713
DFA VA US Targeted Value Portfolio ‘I’	130,166	2,657,988

Total Mutual Funds (Cost $128,994,261)		133,576,127

TOTAL INVESTMENTS - 100.0% (Cost $128,994,261)		133,576,127

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(46,445)

NET ASSETS - 100.0%		$133,529,682

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Equity Funds	60.1%
Fixed Income Funds	39.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds
		$133,576,127	$133,576,127	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-198 and A-199

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2018 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2018. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of June 30, 2018.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of June 30, 2018.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Supplemental Notes to Schedule of Investments).
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3) (See Note 3D in Supplemental Notes to Schedules of Investments).

Counterparty and Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BMO	BMO Capital Markets
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
BSC	Banco Santander Central Hispano
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
DSA	Daiwa Securities Corp
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House

MUF	Mitsubishi UFJ
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS

Reference Rate Abbreviations:
ARS Deposit	Argentina Deposit Rate
ARS Reference	Argentina Reference Rate
Auction	Auction Rate
AUD Bank Bill	Australian Dollar Bank Bill Rate
EUR LIBOR	Euro London Interbank Offered Rate
EUR Swap	Euro Swap Rate
GBP LIBOR	British Pound London Interbank Offered Rate
GBP Swap	British Pound Swap Rate
USD LIBOR	United States Dollar London Interbank Offered Rate
US FED	United States Federal Reserve Bank Rate
US Prime	United State Prime Rate
UST	United State Treasury Rate
USD Swap	United States Dollar Swap Rate

Payment Frequency Abbreviations:
A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BHD	Bahraini Dinar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLF	Chilean Unidad de Fomento
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GEL	Georgia Lari
GHS	Ghana Cedi
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
LKR	Sri Lanka Rupee
MAD	Moroccan Dirham
MXN	Mexican Peso

See Notes to Financial Statements

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

June 30, 2018 (Unaudited)

MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Riyal
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
CDI	Crest Depositary Interest
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
‘NY’	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 4 in Notes to Financial Statements under Investments and Risks - Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2018 (Unaudited)

	Core Income Portfolio	Diversified Bond Portfolio	Floating Rate Income Portfolio	Floating Rate Loan Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio
ASSETS
Investments, at value (excluding derivatives)	$347,255,962	$3,520,257,407	$511,021,165	$545,761,815	$1,142,657,602	$1,125,769,412
Outstanding purchased options, at value	-	4,998,012	-	-	-	206,556
Repurchase agreements, at value	6,468,541	213,390,531	17,684,096	20,910,981	35,185,111	19,579,397
Cash	93,195	58,051,511	-	3,553,733	101,589	-
Cash (segregated for derivatives investments)	-	1,590,000	-	-	-	4,043,000
Foreign currency held, at value	-	13,593,161	-	-	-	2,503,776
Receivables:
Dividends and interest	2,616,254	24,007,548	2,501,804	2,712,147	17,916,362	3,819,037
Fund shares sold	2,974	65,426	225,923	183,347	992,428	92,667
Securities sold	3,100,369	164,458,695	49,170,027	2,656,627	4,642,768	265,378,381
Swap agreements	-	54,681	-	-	-	-
Variation margin on futures contracts	-	8,739,506	-	-	-	468
Variation margin on swap agreements	-	-	-	-	-	393,726
Swap agreements, at value	-	-	-	-	-	3,124
Forward foreign currency contracts appreciation	-	13,268,001	-	-	-	5,740,058
Prepaid expenses and other assets	1,728	16,853	2,699	3,156	3,976	3,148
Total Assets	359,539,023	4,022,491,332	580,605,714	575,781,806	1,201,499,836	1,427,532,750
LIABILITIES
Payables:
Fund shares redeemed	176,545	1,988,471	256,733	226,577	488,691	388,479
Securities purchased	8,274,833	573,263,951	76,773,108	17,741,909	4,523,934	341,587,081
Securities sold short, at value	-	-	-	-	-	14,610,430
Sale-buyback financing transactions	-	-	-	-	-	318,965,816
Due to custodian	-	-	1,663,053	-	-	14,579,906
Due to broker	-	-	-	-	-	5,945,000
Variation margin on swap agreements	-	14,491,691	-	-	-	-
Accrued advisory fees	144,834	1,125,792	268,538	298,359	395,143	239,461
Accrued service fees	866	16,603	3,472	7,931	13,532	13,972
Accrued support service expenses	5,012	49,831	7,261	8,794	11,569	9,612
Accrued custodian, and portfolio accounting and tax fees	36,968	291,578	84,201	155,093	53,285	75,669
Accrued shareholder report expenses	7,407	72,416	11,556	13,660	16,464	13,482
Accrued trustees’ fees and expenses and deferred compensation	7,269	93,966	11,639	18,288	28,387	29,587
Accrued interest	-	-	-	-	-	99
Accrued other	17,280	85,739	21,484	23,270	27,981	24,295
Outstanding options written, at value	-	2,719,776	-	-	-	246,945
Swap agreements, at value	-	-	-	-	-	632,902
Forward foreign currency contracts depreciation	-	6,938,509	-	-	-	1,876,965
Unfunded loan commitment depreciation	-	-	2,036	1,481	-	-
Total Liabilities	8,671,014	601,138,323	79,103,081	18,495,362	5,558,986	699,239,701
NET ASSETS	$350,868,009	$3,421,353,009	$501,502,633	$557,286,444	$1,195,940,850	$728,293,049
NET ASSETS CONSIST OF:
Paid-in capital	$332,182,518	$2,778,037,572	$435,075,605	$689,295,945	$993,756,912	$780,105,857
Undistributed/accumulated earnings (deficit)	18,685,491	643,315,437	66,427,028	(132,009,501)	202,183,938	(51,812,808)
NET ASSETS	$350,868,009	$3,421,353,009	$501,502,633	$557,286,444	$1,195,940,850	$728,293,049
Class I Shares:
Net Assets	$19,830,155	$379,201,372	$79,701,988	$181,553,913	$308,625,871	$319,004,968
Shares outstanding, $.001 par value (unlimited shares authorized)	1,896,030	39,256,460	6,723,244	25,583,066	38,464,893	30,306,919
Net Asset Value Per Share	$10.46	$9.66	$11.85	$7.10	$8.02	$10.53
Class P Shares:
Net Assets	$331,037,854	$3,042,151,637	$421,800,645	$375,732,531	$887,314,979	$409,288,081
Shares outstanding, $.001 par value (unlimited shares authorized)	31,453,155	233,721,846	35,218,464	40,005,102	101,191,571	34,304,727
Net Asset Value Per Share	$10.52	$13.02	$11.98	$9.39	$8.77	$11.93

Investments, at cost (excluding derivatives)	$354,242,779	$3,570,872,765	$512,719,435	$547,060,918	$1,145,808,414	$1,143,450,320
Outstanding purchased options, at cost	-	3,911,139	-	-	-	133,288
Repurchase agreements, at cost	6,468,541	213,390,531	17,684,096	20,910,981	35,185,111	19,579,397
Foreign currency held, at cost	-	15,218,253	-	-	-	3,002,512
Proceeds from securities sold short	-	-	-	-	-	14,566,781
Premiums received from outstanding options written	-	2,828,701	-	-	-	1,560,622

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2018 (Unaudited)

	Inflation Strategy Portfolio	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	Comstock Portfolio	Developing Growth Portfolio
ASSETS
Investments, at value (excluding derivatives)	$713,861,745	$4,282,477,409	$1,038,170,271	$981,262,845	$776,245,637	$210,120,409
Outstanding purchased options, at value	2,736,478	1,417,477	-	-	-	-
Repurchase agreements, at value	4,627,949	16,733,377	7,865,806	127,581,862	31,921,656	4,596,717
Cash	-	2,022,012	858,407	878,793	-	-
Cash (segregated for derivative investments)	-	4,385,000	-	19,665,100	-	-
Foreign currency held, at value	-	6,480,386	-	1,164,916	496	-
Receivables:
Dividends and interest	1,349,946	16,836,027	6,331,533	16,691,074	2,579,161	28,702
Fund shares sold	-	69,798	11,016	29,633	15,194	-
Securities sold	3,356,104	1,230,215,801	6,199,848	415,158	1,314,796	5,982,526
Swap agreements	-	47,593	-	-	-	-
Variation margin on swap agreements	-	2,141,099	-	-	-	-
Swap agreements, at value	147,992	-	-	6,036,307	-	-
Forward foreign currency contracts appreciation	-	38,039,701	29,239	10,642,620	175,072	-
Prepaid expenses and other assets	966	12,246	8,984	2,121	4,884	1,191
Total Assets	726,081,180	5,600,877,926	1,059,475,104	1,164,370,429	812,256,896	220,729,545
LIABILITIES
Payables:
Fund shares redeemed	504,918	1,094,989	546,823	41,153	85,855	98,493
Securities purchased	1,600,000	2,482,037,143	8,171,788	684,941	839,820	4,103,521
Reverse repurchase agreements	286,186,048	61,208,375	-	-	-	-
Sale-buyback financing transactions	-	517,732,116	-	-	-	-
Due to custodian	414,410	-	-	-	-	-
Due to broker	3,964,000	46,192,906	-	3,057,868	-	-
Variation margin on futures contracts	3,589	341,666	582,454	-	-	-
Variation margin on swap agreements	-	-	-	89,176	-	-
Accrued advisory fees	132,876	816,167	346,409	736,363	475,973	109,076
Accrued service fees	1,018	37,284	20,610	2,160	11,852	6,875
Accrued support service expenses	1,470	37,307	25,201	6,609	12,979	3,327
Accrued custodian, and portfolio accounting and tax fees	18,801	226,459	93,704	91,142	39,545	12,880
Accrued shareholder report expenses	3,802	52,916	28,697	7,921	18,966	4,673
Accrued trustees’ fees and expenses and deferred compensation	6,940	99,900	48,504	12,822	31,909	10,564
Accrued foreign capital gains tax	-	-	-	2,581	-	-
Accrued interest	819,113	192,408	-	-	-	-
Accrued other	13,493	66,026	43,534	19,870	33,199	15,600
Outstanding options written, at value	-	3,272,899	-	-	-	-
Swap agreements, at value	-	84,157	-	-	-	-
Forward foreign currency contracts depreciation	-	9,446,909	-	21,783,193	191,783	-
Other liabilities	-	46,253	-	-	3,289	-
Total Liabilities	293,670,478	3,122,985,880	9,907,724	26,535,799	1,745,170	4,365,009
NET ASSETS	$432,410,702	$2,477,892,046	$1,049,567,380	$1,137,834,630	$810,511,726	$216,364,536
NET ASSETS CONSIST OF:
Paid-in capital	$427,124,195	$1,996,990,556	$1,042,108,954	$1,155,094,038	$78,179,717	$182,570,334
Undistributed/accumulated earnings (deficit)	5,286,507	480,901,490	7,458,426	(17,259,408)	732,332,009	33,794,202
NET ASSETS	$432,410,702	$2,477,892,046	$1,049,567,380	$1,137,834,630	$810,511,726	$216,364,536
Class I Shares:
Net Assets	$23,107,577	$851,248,358	$469,973,751	$49,327,450	$268,542,497	$155,335,001
Shares outstanding, $.001 par value (unlimited shares authorized)	2,268,067	67,725,478	47,756,107	4,295,663	17,003,481	8,279,046
Net Asset Value Per Share	$10.19	$12.57	$9.84	$11.48	$15.79	$18.76
Class P Shares:
Net Assets	$409,303,125	$1,626,643,688	$579,593,629	$1,088,507,180	$541,969,229	$61,029,535
Shares outstanding, $.001 par value (unlimited shares authorized)	39,273,545	117,501,117	56,713,400	93,679,873	30,035,586	2,762,151
Net Asset Value Per Share	$10.42	$13.84	$10.22	$11.62	$18.04	$22.09

Investments, at cost (excluding derivatives)	$715,669,778	$4,312,535,887	$1,046,153,912	$1,052,139,435	$609,795,787	$158,582,929
Outstanding purchased options, at cost	2,642,938	3,335,363	-	-	-	-
Repurchase agreements, at cost	4,627,949	16,733,377	7,865,806	127,581,862	31,921,656	4,596,717
Foreign currency held, at cost	-	6,585,045	-	1,162,036	495	-
Premiums received from outstanding options written	-	5,051,042	-	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2018 (Unaudited)

	Dividend Growth Portfolio	Equity Index Portfolio	Focused Growth Portfolio	Growth Portfolio	Large-Cap Growth Portfolio	Large-Cap Value Portfolio
ASSETS
Investments, at value (excluding derivatives)	$967,775,055	$2,683,360,838	$197,512,160	$1,536,012,497	$1,481,399,867	$1,519,156,582
Repurchase agreements, at value	24,908,166	29,488,659	-	-	6,929,000	42,224,435
Cash	-	49,234	17,087	10,351	-	-
Cash (segregated for derivative investments)	-	1,341,400	-	-	-	-
Foreign currency held, at value	-	-	-	-	34	-
Receivables:
Dividends and interest	2,194,777	2,856,332	86,558	1,024,384	136,484	3,346,588
Fund shares sold	1,604	438,642	130	95,317	47,383	157,718
Securities sold	731,109	2,835,038	56,107	-	4,703,789	-
Variation margin on futures contracts	-	2,360	-	-	-	-
Prepaid expenses and other assets	4,256	15,043	896	6,160	4,704	9,918
Total Assets	995,614,967	2,720,387,546	197,672,938	1,537,148,709	1,493,221,261	1,564,895,241
LIABILITIES
Payables:
Fund shares redeemed	553,477	1,804,521	311,412	818,703	991,365	696,015
Securities purchased	260,141	1,331,655	884,905	-	9,062,119	-
Accrued advisory fees	549,146	113,304	120,552	708,969	819,794	782,910
Accrued service fees	17,474	98,962	8,656	27,019	12,038	15,831
Accrued support service expenses	11,286	38,904	2,431	16,014	12,774	26,130
Accrued custodian, and portfolio accounting and tax fees	33,565	97,963	10,319	47,259	41,760	71,222
Accrued shareholder report expenses	16,088	57,840	3,443	23,134	17,225	38,641
Accrued trustees’ fees and expenses and deferred compensation	23,766	79,391	4,221	39,737	30,627	63,050
Accrued other	29,671	76,413	4,082	37,093	31,193	55,847
Total Liabilities	1,494,614	3,698,953	1,350,021	1,717,928	11,018,895	1,749,646
NET ASSETS	$994,120,353	$2,716,688,593	$196,322,917	$1,535,430,781	$1,482,202,366	$1,563,145,595
NET ASSETS CONSIST OF:
Paid-in capital	$718,456,775	$745,017,799	$277,305,586	$1,062,888,048	$474,861,895	$61,714,096
Undistributed/accumulated earnings (deficit)	275,663,578	1,971,670,794	(80,982,669)	472,542,733	1,007,340,471	1,501,431,499
NET ASSETS	$994,120,353	$2,716,688,593	$196,322,917	$1,535,430,781	$1,482,202,366	$1,563,145,595
Class I Shares:
Net Assets	$398,197,672	$2,247,032,343	$196,296,901	$613,824,657	$273,701,627	$359,961,040
Shares outstanding, $.001 par value (unlimited shares authorized)	19,593,516	34,877,825	6,459,399	19,366,119	21,793,597	16,600,064
Net Asset Value Per Share	$20.32	$64.43	$30.39	$31.70	$12.56	$21.68
Class P Shares:
Net Assets	$595,922,681	$469,656,250	$26,016	$921,606,124	$1,208,500,739	$1,203,184,555
Shares outstanding, $.001 par value (unlimited shares authorized)	26,750,595	7,065,557	843	26,971,589	81,825,046	50,619,139
Net Asset Value Per Share	$22.28	$66.47	$30.86	$34.17	$14.77	$23.77

Investments, at cost (excluding derivatives)	$751,893,126	$1,852,692,823	$143,347,963	$1,072,365,824	$1,167,722,721	$1,116,218,282
Repurchase agreements, at cost	24,908,166	29,488,659	-	-	6,929,000	42,224,435
Foreign currency held, at cost	-	-	-	-	34	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2018 (Unaudited)

	Main Street Core Portfolio	Mid-Cap Equity Portfolio	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio
ASSETS
Investments, at value (excluding derivatives)	$1,123,995,324	$936,315,543	$879,689,624	$1,273,030,870	$292,240,037
Outstanding purchased options, at value	-	-	10,213	-	-
Repurchase agreements, at value	13,473,397	4,030,516	5,993,648	19,862,964	1,674,528
Cash	-	-	-	-	53,739
Cash (segregated for derivative investments)	-	-	-	-	41,800
Foreign currency held, at value	-	-	-	-	9,834
Receivables:
Dividends and interest	2,943,524	1,012,374	931,511	2,324,268	424,101
Fund shares sold	-	330,840	442,963	940	86,487
Securities sold	8,110,564	13,605,802	2,322,642	7,115,894	115,197
Due from adviser	43	-	-	-	-
Prepaid expenses and other assets	6,553	4,295	2,432	8,590	1,880
Total Assets	1,148,529,405	955,299,370	889,393,033	1,302,343,526	294,647,603
LIABILITIES
Payables:
Fund shares redeemed	611,211	53,475	276,001	646,501	125,312
Securities purchased	11,587,979	11,937,181	-	3,179,839	730,878
Due to custodian	36	-	264,959	-	-
Variation margin on futures contracts	-	-	-	-	4,436
Accrued advisory fees	448,596	519,102	509,483	751,232	160,345
Accrued service fees	27,408	16,132	14,002	4,936	3,736
Accrued support service expenses	17,767	12,009	6,575	22,330	7,032
Accrued custodian, and portfolio accounting and tax fees	91,158	38,964	7,444	58,963	48,523
Accrued shareholder report expenses	34,048	16,409	8,660	33,626	7,448
Accrued trustees’ fees and expenses and deferred compensation	65,308	28,959	15,495	35,756	15,025
Accrued dividends and interest	21,328	-	-	-	-
Accrued other	281,769	31,118	19,247	49,533	18,526
Outstanding options written, at value	-	-	3,596	-	-
Other liabilities	-	-	272	-	-
Total Liabilities	13,186,608	12,653,349	1,125,734	4,782,716	1,121,261
NET ASSETS	$1,135,342,797	$942,646,021	$888,267,299	$1,297,560,810	$293,526,342
NET ASSETS CONSIST OF:
Paid-in capital	$706,687,703	$2,095,960,823	$341,854,068	$218,786,542	($140,815,866)
Undistributed/accumulated earnings (deficit)	428,655,094	(1,153,314,802)	546,413,231	1,078,774,268	434,342,208
NET ASSETS	$1,135,342,797	$942,646,021	$888,267,299	$1,297,560,810	$293,526,342
Class I Shares:
Net Assets	$620,026,436	$364,467,679	$316,027,764	$111,100,895	$84,546,624
Shares outstanding, $.001 par value (unlimited shares authorized)	16,025,925	16,977,095	21,494,827	6,094,992	3,877,003
Net Asset Value Per Share	$38.69	$21.47	$14.70	$18.23	$21.81
Class P Shares:
Net Assets	$515,316,361	$578,178,342	$572,239,535	$1,186,459,915	$208,979,718
Shares outstanding, $.001 par value (unlimited shares authorized)	11,979,746	21,883,641	35,548,025	44,066,187	7,357,383
Net Asset Value Per Share	$43.02	$26.42	$16.10	$26.92	$28.40

Investments, at cost (excluding derivatives)	$980,605,205	$843,387,958	$748,638,799	$1,156,383,236	$256,819,139
Outstanding purchased options, at cost	-	-	821,655	-	-
Repurchase agreements, at cost	13,473,397	4,030,516	5,993,648	19,862,964	1,674,528
Foreign currency held, at cost	-	-	-	-	9,813
Premiums received from outstanding options written	-	-	70,443	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2018 (Unaudited)

	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio	Value Advantage Portfolio	Emerging Markets Portfolio	International Large-Cap Portfolio
ASSETS
Investments, at value (excluding derivatives)	$138,014,610	$872,057,982	$457,257,031	$981,770,871	$1,857,648,579	$2,163,609,781
Repurchase agreements, at value	3,141,692	15,044,453	7,674,752	10,128,609	71,205,199	-
Cash	-	141,808	-	-	-	159,888
Cash (segregated for derivative investments)	-	624,600	-	-	-	-
Foreign currency held, at value	-	-	1,023	-	1,340,253	761,561
Receivables:
Dividends and interest	22,505	838,119	462,426	893,066	5,547,561	14,587,227
Fund shares sold	-	22,333	32,535	73	614,529	151,798
Securities sold	973,995	79,453	1,023,807	180,458	5,547,104	2,825,518
Due from adviser	-	-	-	9,283	-	-
Prepaid expenses and other assets	770	4,335	2,499	6,291	25,434	16,710
Total Assets	142,153,572	888,813,083	466,454,073	992,988,651	1,941,928,659	2,182,112,483
LIABILITIES
Payables:
Fund shares redeemed	97,173	1,056,229	336,242	510,917	176,445	1,015,210
Securities purchased	600,635	353,091	-	-	13,028,305	2,050,179
Due to custodian	-	-	70,193	-	-	-
Variation margin on futures contracts	-	24,958	-	-	-	-
Accrued advisory fees	99,313	223,999	294,172	548,880	1,300,046	1,385,605
Accrued service fees	-	25,253	10,089	1,585	19,182	24,335
Accrued support service expenses	2,314	13,929	8,525	16,489	26,309	23,372
Accrued custodian, and portfolio accounting and tax fees	9,370	56,281	25,557	45,286	383,790	192,528
Accrued shareholder report expenses	3,313	16,869	12,814	24,571	39,752	32,519
Accrued trustees’ fees and expenses and deferred compensation	2,783	27,636	17,008	26,154	51,573	52,137
Accrued foreign capital gains tax	-	-	-	-	2,199,845	-
Accrued other	2,878	25,685	23,598	39,389	55,878	49,031
Total Liabilities	817,779	1,823,930	798,198	1,213,271	17,281,125	4,824,916
NET ASSETS	$141,335,793	$886,989,153	$465,655,875	$991,775,380	$1,924,647,534	$2,177,287,567
NET ASSETS CONSIST OF:
Paid-in capital	$80,296,342	$476,352,641	$128,353,699	$466,320,839	$1,253,504,352	$1,435,895,580
Undistributed/accumulated earnings (deficit)	61,039,451	410,636,512	337,302,176	525,454,541	671,143,182	741,391,987
NET ASSETS	$141,335,793	$886,989,153	$465,655,875	$991,775,380	$1,924,647,534	$2,177,287,567
Class I Shares:
Net Assets		$567,815,937	$227,285,182	$35,922,196	$438,025,370	$554,413,148
Shares outstanding, $.001 par value (unlimited shares authorized)		22,557,553	10,250,329	2,145,628	23,796,231	59,004,353
Net Asset Value Per Share		$25.17	$22.17	$16.74	$18.41	$9.40
Class P Shares:
Net Assets	$141,335,793	$319,173,216	$238,370,693	$955,853,184	$1,486,622,164	$1,622,874,419
Shares outstanding, $.001 par value (unlimited shares authorized)	9,963,092	12,526,874	8,840,221	56,506,893	78,080,934	160,836,815
Net Asset Value Per Share	$14.19	$25.48	$26.96	$16.92	$19.04	$10.09

Investments, at cost (excluding derivatives)	$113,117,361	$700,063,738	$390,333,786	$831,463,731	$1,534,820,242	$1,942,782,300
Repurchase agreements, at cost	3,141,692	15,044,453	7,674,752	10,128,609	71,205,199	-
Foreign currency held, at cost	-	-	1,023	-	1,338,660	759,391

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2018 (Unaudited)

	International Small-Cap Portfolio	International Value Portfolio	Health Sciences Portfolio	Real Estate Portfolio	Technology Portfolio	Currency Strategies Portfolio
ASSETS
Investments, at value (excluding derivatives)	$704,809,036	$1,809,193,135	$385,782,916	$444,527,957	$162,957,822	$703,035,211
Outstanding purchased options, at value	-	-	-	-	-	1,980,451
Repurchase agreements, at value	16,109,532	29,177,130	8,587,817	1,315,446	-	241,846,727
Cash	-	-	-	-	4,998	3,965,000
Foreign currency held, at value	1,345,878	2,326,441	1,122	-	2	1,112
Receivables:
Dividends and interest	4,517,016	10,549,541	541,053	1,426,567	23,865	3,607,912
Fund shares sold	119,119	87,634	516,003	84	390,040	94,053
Securities sold	-	2,844,742	2,407,266	441,571	832,485	1,450,000
Forward foreign currency contracts appreciation	-	-	202,842	-	-	63,917,854
Prepaid expenses and other assets	11,175	7,366	1,896	2,488	692	3,440
Total Assets	726,911,756	1,854,185,989	398,040,915	447,714,113	164,209,904	1,019,901,760
LIABILITIES
Payables:
Fund shares redeemed	95	62,151	964	707,365	1,601	879,294
Securities purchased	1,719,631	9,779,006	2,351,658	389,758	-	-
Due to custodian	2	9	-	-	-	-
Due to broker	-	-	-	-	-	24,425,000
Accrued advisory fees	519,598	1,004,894	294,148	304,038	122,905	507,348
Accrued service fees	4,353	12,450	17,405	11,514	7,247	228
Accrued support service expenses	12,978	17,777	4,952	6,022	1,854	13,693
Accrued custodian, and portfolio accounting and tax fees	187,022	225,363	14,921	25,222	12,177	104,396
Accrued shareholder report expenses	18,533	26,937	7,294	9,770	2,625	19,154
Accrued trustees’ fees and expenses and deferred compensation	28,435	41,236	9,638	19,489	3,491	24,524
Accrued foreign capital gains tax	-	145	-	-	-	-
Accrued other	31,959	41,427	8,557	21,040	3,107	36,440
Forward foreign currency contracts depreciation	-	-	-	-	-	42,551,592
Other liabilities	-	26,412	-	-	-	-
Total Liabilities	2,522,606	11,237,807	2,709,537	1,494,218	155,007	68,561,669
NET ASSETS	$724,389,150	$1,842,948,182	$395,331,378	$446,219,895	$164,054,897	$951,340,091
NET ASSETS CONSIST OF:
Paid-in capital	$193,408,937	$2,888,330,748	$104,123,255	$459,084,791	$131,483,148	$753,528,382
Undistributed/accumulated earnings (deficit)	530,980,213	(1,045,382,566)	291,208,123	(12,864,896)	32,571,749	197,811,709
NET ASSETS	$724,389,150	$1,842,948,182	$395,331,378	$446,219,895	$164,054,897	$951,340,091
Class I Shares:
Net Assets	$99,362,421	$284,122,553	$395,299,170	$264,049,491	$164,035,618	$5,304,896
Shares outstanding, $.001 par value (unlimited shares authorized)	8,993,439	23,310,341	10,382,945	11,135,659	19,759,588	454,946
Net Asset Value Per Share	$11.05	$12.19	$38.07	$23.71	$8.30	$11.66
Class P Shares:
Net Assets	$625,026,729	$1,558,825,629	$32,208	$182,170,404	$19,279	$946,035,195
Shares outstanding, $.001 par value (unlimited shares authorized)	41,082,668	114,271,170	773	7,371,741	1,837	80,207,392
Net Asset Value Per Share	$15.21	$13.64	$41.66	$24.71	$10.50	$11.79

Investments, at cost (excluding derivatives)	$583,588,663	$1,822,267,406	$315,791,813	$420,456,648	$113,329,750	$708,708,588
Outstanding purchased options, at cost	-	-	-	-	-	2,077,117
Repurchase agreements, at cost	16,109,532	29,177,130	8,587,817	1,315,446	-	241,846,727
Foreign currency held, at cost	1,349,066	2,329,930	1,135	-	2	1,413

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2018 (Unaudited)

	Diversified Alternatives Portfolio	Equity Long/Short Portfolio	Global Absolute Return Portfolio	Pacific Dynamix– Conservative Growth Portfolio	Pacific Dynamix– Moderate Growth Portfolio	Pacific Dynamix– Growth Portfolio
ASSETS
Investments, at value (excluding derivatives)	$-	$957,016,114	$819,119,018	$-	$-	$-
Investments in affiliated mutual funds, at value	4,905,147	-	-	547,864,032	2,429,780,754	785,692,767
Outstanding purchased options, at value	-	-	13,448,030	-	-	-
Repurchase agreements, at value	-	185,784,089	78,987,570	-	-	-
Cash	-	10,853,542	16,892,067	-	-	-
Cash (segregated for derivatives investments)	-	189,774,000	-	-	-	-
Foreign currency held, at value	-	12,315,047	33,950,044	-	-	-
Receivables:
Dividends and interest	-	493,451	14,555,289	-	-	-
Fund shares sold	-	25,334	13	99,684	131,062	593,684
Securities sold	2,467	3,397	478,387	-	-	-
Swap agreements	-	-	179,519	-	-	-
Due from adviser	1,627	-	-	19,484	94,608	35,365
Variation margin on swap agreements	-	-	512,494	-	-	-
Swap agreements, at value	-	15,231,261	11,634,841	-	-	-
Forward foreign currency contracts appreciation	-	179,806	51,154,938	-	-	-
Prepaid expenses and other assets	16	4,934	4,634	1,954	8,533	2,742
Total Assets	4,909,257	1,371,680,975	1,040,916,844	547,985,154	2,430,014,957	786,324,558
LIABILITIES
Payables:
Fund shares redeemed	2,467	5,186	9,105	4,425	105,993	153
Swap agreements		333,318	-	-	-	-
Securities purchased	-	-	10,088,746	95,259	25,069	593,530
Reverse repurchase agreements	-	-	7,663,851	-	-	-
Due to broker	-	-	14,786,951	-	-	-
Variation margin on futures contracts	-	21,238,864	653,721	-	-	-
Accrued advisory fees	808	1,093,181	628,013	90,012	402,215	130,412
Accrued service fees	215	1,323	1,474	24,009	106,613	34,463
Accrued support service expenses	55	14,527	13,065	7,169	30,983	9,923
Accrued custodian, and portfolio accounting and tax fees	8,944	113,150	209,762	10,517	15,159	10,970
Accrued shareholder report expenses	82	20,508	19,740	10,542	45,726	14,711
Accrued trustees’ fees and expenses and deferred compensation	73	20,945	24,920	11,212	46,794	15,124
Accrued dividends and interest	-	-	38,953	-	-	-
Accrued other	936	39,310	37,738	10,157	41,924	14,107
Swap agreements, at value	-	63,899,858	12,735,397	-	-	-
Forward foreign currency contracts depreciation	-	2,945,471	45,025,560	-	-	-
Other liabilities	-	6,438	-	-	-	-
Total Liabilities	13,580	89,732,079	91,936,996	263,302	820,476	823,393
NET ASSETS	$4,895,677	$1,281,948,896	$948,979,848	$547,721,852	$2,429,194,481	$785,501,165
NET ASSETS CONSIST OF:
Paid-in capital	$4,610,790	$898,008,499	$763,103,633	$420,918,816	$1,804,040,870	$523,842,769
Undistributed/accumulated earnings (deficit)	284,887	383,940,397	185,876,215	126,803,036	625,153,611	261,658,396
NET ASSETS	$4,895,677	$1,281,948,896	$948,979,848	$547,721,852	$2,429,194,481	$785,501,165
Class I Shares:
Net Assets	$4,895,677	$30,270,734	$33,562,071	$547,721,852	$2,429,194,481	$785,501,165
Shares outstanding, $.001 par value (unlimited shares authorized)	438,725	2,217,754	2,923,737	35,237,681	124,519,134	35,937,592
Net Asset Value Per Share	$11.16	$13.65	$11.48	$15.54	$19.51	$21.86
Class P Shares:
Net Assets		$1,251,678,162	$915,417,777
Shares outstanding, $.001 par value (unlimited shares authorized)		91,123,098	78,839,539
Net Asset Value Per Share		$13.74	$11.61

Investments, at cost (excluding derivatives)	$-	$956,938,915	$824,976,930	$-	$-	$-
Investments in affiliated mutual funds, at cost	4,740,718	-	-	467,213,891	1,922,268,266	607,419,813
Outstanding purchased options, at cost	-	-	14,807,197	-	-	-
Repurchase agreements, at cost	-	185,784,089	78,987,570	-	-	-
Foreign currency held, at cost	-	12,331,782	35,440,597	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2018 (Unaudited)

	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio	Portfolio Optimization Aggressive- Growth Portfolio	PSF DFA Balanced Allocation Portfolio
ASSETS
Investments, at value	$-	$-	$-	$-	$-	$133,576,127
Investments in affiliated mutual funds, at value	1,692,065,106	2,764,729,765	11,248,229,419	9,598,490,952	2,169,560,261	-
Receivables:
Dividends and interest	-	-	-	-	-	660,707
Fund shares sold	4,791	665	9,801	85,653	7,318	546,434
Securities sold	531,294	776,634	3,421,405	4,899,444	906,663	-
Prepaid expenses and other assets	6,415	10,601	42,832	36,610	8,183	4,565
Total Assets	1,692,607,606	2,765,517,665	11,251,703,457	9,603,512,659	2,170,482,425	134,787,833
LIABILITIES
Payables:
Fund shares redeemed	536,085	777,299	3,431,206	4,985,097	913,981	898
Securities purchased	-	-	-	-	-	1,206,243
Accrued advisory fees	140,645	230,042	938,580	802,907	182,124	27,775
Accrued service fees	74,373	121,473	494,732	422,506	95,632	7,261
Accrued support service expenses	24,139	39,239	157,817	133,962	29,884	1,294
Accrued custodian, and portfolio accounting and tax fees	11,882	14,170	37,455	33,362	13,457	9,366
Accrued shareholder report expenses	35,091	57,341	232,438	197,938	44,137	1,909
Accrued trustees’ fees and expenses and deferred compensation	44,388	72,278	277,404	234,638	51,717	1,585
Accrued other	31,880	51,752	206,690	176,254	40,108	1,820
Total Liabilities	898,483	1,363,594	5,776,322	6,986,664	1,371,040	1,258,151
NET ASSETS	$1,691,709,123	$2,764,154,071	$11,245,927,135	$9,596,525,995	$2,169,111,385	$133,529,682
NET ASSETS CONSIST OF:
Paid-in capital	$1,020,326,390	$1,411,857,187	$5,236,534,845	$3,583,915,199	$766,382,505	$124,544,571
Undistributed/accumulated earnings (deficit)	671,382,733	1,352,296,884	6,009,392,290	6,012,610,796	1,402,728,880	8,985,111
NET ASSETS	$1,691,709,123	$2,764,154,071	$11,245,927,135	$9,596,525,995	$2,169,111,385	$133,529,682
Class D Shares:
Net Assets						$133,529,682
Shares outstanding, $.001 par value (unlimited shares authorized)						11,204,468
Net Asset Value Per Share						$11.92
Class I Shares:
Net Assets	$1,691,709,123	$2,764,154,071	$11,245,927,135	$9,596,525,995	$2,169,111,385
Shares outstanding, $.001 par value (unlimited shares authorized)	133,994,993	201,148,765	762,459,265	606,945,369	132,540,519
Net Asset Value Per Share	$12.63	$13.74	$14.75	$15.81	$16.37

Investments, at cost	$-	$-	$-	$-	$-	$128,994,261
Investments in affiliated mutual funds, at cost	1,556,426,353	2,410,555,325	9,441,327,330	7,856,024,358	1,728,956,082	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Core Income Portfolio	Diversified Bond Portfolio	Floating Rate Income Portfolio	Floating Rate Loan Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$8,613	$186,212	$-	$264	$435,636	$-
Interest, net of foreign taxes withheld	6,769,893	70,139,914	14,220,421	15,370,457	29,450,767	18,467,039
Other	53,233	104,591	358,815	169,695	-	-
Total Investment Income	6,831,739	70,430,717	14,579,236	15,540,416	29,886,403	18,467,039

EXPENSES
Advisory fees	919,137	7,161,998	1,788,595	2,356,503	2,072,959	1,421,814
Service fees - Class I	19,060	377,821	68,918	168,991	315,116	323,985
Support services expenses	10,557	103,802	16,038	19,095	23,969	19,610
Custodian fees and expenses	4,280	138,607	5,683	13,862	7,291	59,034
Portfolio accounting and tax fees	52,409	275,937	144,737	240,859	68,027	58,143
Shareholder report expenses	4,833	47,117	7,588	8,902	10,875	8,746
Legal and audit fees	5,900	57,917	8,929	10,656	13,512	10,971
Trustees’ fees and expenses	3,825	42,799	5,786	7,784	9,933	8,151
Interest expense	290	81,920	141	-	65	2,891,760
Other	7,073	45,048	9,289	10,542	12,913	11,040
Total Expenses	1,027,364	8,332,966	2,055,704	2,837,194	2,534,660	4,813,254
Advisory Fee Waiver (1)	-	-	-	(314,201)	-	-
Net Expenses	1,027,364	8,332,966	2,055,704	2,522,993	2,534,660	4,813,254
NET INVESTMENT INCOME (LOSS)	5,804,375	62,097,751	12,523,532	13,017,423	27,351,743	13,653,785

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(2,073,859)	(27,663,768)	812,696	279,058	3,416,047	(9,034,592)
Foreign currency transactions	-	768,755	-	-	-	229,173
Forward foreign currency contract transactions	-	(1,165,312)	-	-	-	14,291
Futures contract transactions	-	(49,214,985)	-	-	-	2,143,477
Purchased option transactions	-	(3,617,241)	-	-	-	(254,908)
Swap transactions	-	14,840,545	-	-	-	2,419,518
Written option transactions	-	10,687,746	-	-	-	619,576
Net Realized Gain (Loss)	(2,073,859)	(55,364,260)	812,696	279,058	3,416,047	(3,863,465)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(11,200,384)	(93,197,821)	(2,839,763)	26,642	(28,974,340)	(16,571,205)
Foreign currencies	-	(1,195,296)	-	-	-	(415,488)
Forward foreign currency contracts	-	6,080,230	-	-	-	6,704,676
Futures contracts	-	4,092,569	-	-	-	(1,849,372)
Purchased options	-	427,856	-	-	-	400,943
Short positions	-	-	-	-	-	14,529
Swaps	-	(10,497,413)	-	-	-	1,044,940
Unfunded loan commitments	-	-	(2,036)	(1,175)	-	-
Written options	-	(201,265)	-	-	-	(112,095)
Change in Net Unrealized Appreciation (Depreciation)	(11,200,384)	(94,491,140)	(2,841,799)	25,467	(28,974,340)	(10,783,072)
NET GAIN (LOSS)	(13,274,243)	(149,855,400)	(2,029,103)	304,525	(25,558,293)	(14,646,537)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($7,469,868)	($87,757,649)	$10,494,429	$13,321,948	$1,793,450	($992,752)

Foreign taxes withheld on dividends and interest	$-	$22,139	$-	$-	$-	$-

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Floating Rate Loan Portfolio (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Inflation Strategy Portfolio	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	Comstock Portfolio	Developing Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$-	$-	$-	$10,652,170	$365,873
Interest, net of foreign taxes withheld	9,145,122	43,591,910	18,360,141	24,098,840	47,814	4,505
Other	-	-	-	73,316	-	-
Total Investment Income	9,145,122	43,591,910	18,360,141	24,172,156	10,699,984	370,378

EXPENSES
Advisory fees	606,662	5,196,421	3,074,063	3,149,140	3,239,614	678,652
Service fees - Class I	22,496	858,424	469,816	47,917	274,425	138,615
Support services expenses	8,566	76,743	55,025	12,515	27,152	6,884
Custodian fees and expenses	4,978	129,267	26,921	36,628	11,569	4,076
Portfolio accounting and tax fees	26,331	176,215	134,755	55,993	47,216	15,661
Shareholder report expenses	2,589	34,291	14,621	5,495	12,374	3,112
Legal and audit fees	3,577	42,929	25,497	7,243	15,197	3,898
Trustees’ fees and expenses	2,140	31,784	18,211	4,702	11,223	2,804
Interest expense	2,193,923	3,903,232	305	14,510	622	312
Other	5,116	34,311	24,391	11,306	16,357	6,237
Total Expenses	2,876,378	10,483,617	3,843,605	3,345,449	3,655,749	860,251
Advisory Fee Waiver (1)	-	-	-	-	(68,054)	-
Net Expenses	2,876,378	10,483,617	3,843,605	3,345,449	3,587,695	860,251
NET INVESTMENT INCOME (LOSS)	6,268,744	33,108,293	14,516,536	20,826,707	7,112,289	(489,873)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (2)	(1,877,780)	(1,326,062)	(11,644,836)	(8,506,812)	79,701,333	44,200,286
Foreign currency transactions	-	249,621	(359)	(1,976,138)	26,125	-
Forward foreign currency contract transactions	-	(45,178,759)	(875)	(3,885,569)	(1,559,252)	-
Futures contract transactions	(47,643)	(5,098,014)	(2,450,027)	-	-	-
Purchased option transactions	-	165,864	-	-	-	-
Swap transactions	-	8,614,839	-	551,924	-	-
Written option transactions	-	3,384,881	-	-	-	-
Net Realized Gain (Loss)	(1,925,423)	(39,187,630)	(14,096,097)	(13,816,595)	78,168,206	44,200,286

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (3)	(1,048,662)	(80,455,325)	(2,395,207)	(76,846,638)	(92,695,175)	3,252,313
Foreign currencies	-	(148,608)	10,201	(405,248)	(29,912)	-
Forward foreign currency contracts	-	57,508,738	47,323	(11,686,064)	1,664,526	-
Futures contracts	(42,632)	(10,723,647)	734,733	-	-	-
Purchased options	130,483	375,491	-	-	-	-
Swaps	129,189	(2,416,102)	-	(1,953,632)	-	-
Written options	-	(2,234,301)	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	(831,622)	(38,093,754)	(1,602,950)	(90,891,582)	(91,060,561)	3,252,313
NET GAIN (LOSS)	(2,757,045)	(77,281,384)	(15,699,047)	(104,708,177)	(12,892,355)	47,452,599
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,511,699	($44,173,091)	($1,182,511)	($83,881,470)	($5,780,066)	$46,962,726

Foreign taxes withheld on dividends and interest	$-	$181	$-	$319,076	$396,120	$-

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Comstock Portfolio (see Note 6 in Notes to Financial Statements).
(2)	Net realized gain (loss) on investment security transactions for the Managed Bond and Emerging Markets Debt Portfolios is net of foreign capital gains tax withheld of $181 and $416.
(3)	Change in net unrealized appreciation (depreciation) on investment securities for the Emerging Markets Debt Portfolio is net of decrease in deferred foreign capital gains tax of $139,472.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Dividend Growth Portfolio	Equity Index Portfolio	Focused Growth Portfolio	Growth Portfolio	Large-Cap Growth Portfolio	Large-Cap Value Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$8,844,027	$27,319,407	$621,997	$5,155,270	$3,835,693	$19,075,111
Interest, net of foreign taxes withheld	39,165	72,489	62,387	90,695	13,892	37,354
Total Investment Income	8,883,192	27,391,896	684,384	5,245,965	3,849,585	19,112,465

EXPENSES
Advisory fees	3,071,953	721,438	695,404	3,822,067	4,292,751	5,379,924
Service fees - Class I	397,698	2,225,530	190,276	591,232	256,874	373,986
Support services expenses	23,320	82,757	5,100	33,825	26,017	55,007
Custodian fees and expenses	7,158	21,918	1,880	8,270	7,494	12,699
Portfolio accounting and tax fees	41,009	137,970	12,191	56,974	42,142	92,424
Shareholder report expenses	10,684	38,487	2,358	15,589	11,697	25,189
Legal and audit fees	13,035	46,111	2,845	18,950	14,717	30,668
Trustees’ fees and expenses	9,625	33,745	2,054	13,801	10,750	22,656
Interest expense	71	780	182	510	455	387
Other	14,298	41,576	2,227	18,666	15,372	29,382
Total Expenses	3,588,851	3,350,312	914,517	4,579,884	4,678,269	6,022,322
Advisory Fee Waiver (1)	-	-	-	-	(273,398)	-
Net Expenses	3,588,851	3,350,312	914,517	4,579,884	4,404,871	6,022,322
NET INVESTMENT INCOME (LOSS)	5,294,341	24,041,584	(230,133)	666,081	(555,286)	13,090,143

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	21,792,851	283,684,774	3,545,303	91,569,140	93,340,573	241,570,260
Foreign currency transactions	(9,729)	-	62	(15,431)	95	(5,789)
Futures contract transactions	-	623,792	-	-	-	-
Net Realized Gain (Loss)	21,783,122	284,308,566	3,545,365	91,553,709	93,340,668	241,564,471

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(5,740,080)	(248,270,381)	20,586,176	76,528,425	83,270,896	(302,218,981)
Foreign currencies	(7,961)	-	(453)	(7,191)	-	(20,438)
Futures contracts	-	(948,140)	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	(5,748,041)	(249,218,521)	20,585,723	76,521,234	83,270,896	(302,239,419)
NET GAIN (LOSS)	16,035,081	35,090,045	24,131,088	168,074,943	176,611,564	(60,674,948)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,329,422	$59,131,629	$23,900,955	$168,741,024	$176,056,278	($47,584,805)

Foreign taxes withheld on dividends and interest	$78,684	$1,342	$8,548	$8,797	$29,925	$497,957

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Large-Cap Growth Portfolio (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Main Street Core Portfolio	Mid-Cap Equity Portfolio	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$11,230,225	$6,238,744	$2,674,600	$11,855,203	$3,598,443
Interest, net of foreign taxes withheld	22,639	6,885	12,116	29,754	158,503
Total Investment Income	11,252,864	6,245,629	2,686,716	11,884,957	3,756,946

EXPENSES
Advisory fees	2,714,520	2,956,559	2,404,261	5,250,488	1,494,723
Service fees - Class I	569,823	363,331	302,949	114,888	91,023
Support services expenses	36,526	24,297	13,117	47,625	14,163
Custodian fees and expenses	10,023	6,946	4,771	12,754	19,926
Portfolio accounting and tax fees	62,433	41,115	10,853	81,512	49,970
Shareholder report expenses	16,665	10,822	6,026	22,002	3,957
Legal and audit fees	20,346	13,610	7,445	26,429	11,442
Trustees’ fees and expenses	15,024	10,105	5,420	17,185	5,339
Interest expense	546	572	1,164	-	632
Licensing fee	-	-	-	-	10,202
Other	20,543	15,074	8,449	25,516	8,636
Total Expenses	3,466,449	3,442,431	2,764,455	5,598,399	1,710,013
Advisory Fee Waiver (1)	-	-	(85,866)	-	(199,296)
Net Expenses	3,466,449	3,442,431	2,678,589	5,598,399	1,510,717
NET INVESTMENT INCOME (LOSS)	7,786,415	2,803,198	8,127	6,286,558	2,246,229

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	113,882,795	83,276,437	51,045,446	148,486,191	63,342,349
Foreign currency transactions	13,317	-	(8,466)	(49)	15,275
Futures contract transactions	-	-	-	-	54,401
Purchased option transactions	-	-	95,022	-	-
Written option transactions	-	-	116,076	-	-
Net Realized Gain (Loss)	113,896,112	83,276,437	51,248,078	148,486,142	63,412,025

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(129,027,579)	(64,661,080)	33,743,080	(178,537,519)	(61,752,244)
Foreign currencies	(16,151)	-	(12,729)	(12)	(2,583)
Futures contracts	-	-	-	-	(16,664)
Purchased options	-	-	(780,686)	-	-
Written options	-	-	80,301	-	-
Change in Net Unrealized Appreciation (Depreciation)	(129,043,730)	(64,661,080)	33,029,966	(178,537,531)	(61,771,491)
NET GAIN (LOSS)	(15,147,618)	18,615,357	84,278,044	(30,051,389)	1,640,534
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($7,361,203)	$21,418,555	$84,286,171	($23,764,831)	$3,886,763

Foreign taxes withheld on dividends and interest	$80,635	$-	$-	$19,564	$6,487

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Mid-Cap Growth and Small-Cap Equity Portfolios (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio	Value Advantage Portfolio	Emerging Markets Portfolio	International Large-Cap Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$478,936	$5,511,336	$3,200,141	$12,572,330	$21,446,176	$38,155,380
Interest, net of foreign taxes withheld	3,129	21,267	12,799	26,679	92,411	139,850
Total Investment Income	482,065	5,532,603	3,212,940	12,599,009	21,538,587	38,295,230

EXPENSES
Advisory fees	649,984	1,306,545	2,109,485	3,764,756	8,187,880	7,522,199
Service fees - Class I	-	528,975	225,461	35,087	456,161	562,317
Support services expenses	4,799	26,393	17,951	34,767	57,273	47,915
Custodian fees and expenses	2,950	10,048	5,530	9,322	282,719	57,543
Portfolio accounting and tax fees	11,046	52,463	33,447	60,416	139,643	99,790
Shareholder report expenses	2,178	11,137	8,277	16,048	26,104	21,412
Legal and audit fees	2,637	30,026	9,740	19,362	31,925	26,970
Trustees’ fees and expenses	1,733	10,441	7,154	12,601	23,421	19,868
Interest expense	-	1,207	-	651	7,191	4,026
Licensing fee	-	39,778	-	-	-	-
Other	1,540	15,055	10,170	19,806	29,636	25,952
Total Expenses	676,867	2,032,068	2,427,215	3,972,816	9,241,953	8,387,992
Adviser Reimbursement (1)	-	-	-	(65,777)	-	-
Net Expenses	676,867	2,032,068	2,427,215	3,907,039	9,241,953	8,387,992
NET INVESTMENT INCOME (LOSS)	(194,802)	3,500,535	785,725	8,691,970	12,296,634	29,907,238

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	20,849,721	62,604,718	46,783,494	90,405,606	126,850,093	47,274,470
Foreign currency transactions	-	-	(511)	-	(747,599)	1,778,180
Futures contract transactions	-	1,680,270	-	-	-	(79,018)
Net Realized Gain (Loss)	20,849,721	64,284,988	46,782,983	90,405,606	126,102,494	48,973,632

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (2)	(8,980,431)	(5,448,094)	(39,332,004)	(120,658,666)	(150,863,363)	(98,867,200)
Foreign currencies	-	(41)	-	-	(29,430)	(309,791)
Futures contracts	-	(391,600)	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	(8,980,431)	(5,839,735)	(39,332,004)	(120,658,666)	(150,892,793)	(99,176,991)
NET GAIN (LOSS)	11,869,290	58,445,253	7,450,979	(30,253,060)	(24,790,299)	(50,203,359)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,674,488	$61,945,788	$8,236,704	($21,561,090)	($12,493,665)	($20,296,121)

Foreign taxes withheld on dividends and interest	$-	$752	$23,060	$14,326	$3,865,684	$5,113,221

(1)	Pacific Life Fund Advisors LLC voluntarily agreed to reimburse the Value Advantage Portfolio for certain expenses (see Note 7 in Notes to Financial Statements).
(2)	Change in net unrealized appreciation (depreciation) on investment securities for the Emerging Markets Portfolio is net of increase in deferred foreign capital gains tax of $1,550,413.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	International Small-Cap Portfolio	International Value Portfolio	Health Sciences Portfolio	Real Estate Portfolio	Technology Portfolio	Currency Strategies Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$13,553,010	$36,309,632	$2,543,581	$13,576,311	$371,405	$-
Interest, net of foreign taxes withheld	15,555	39,571	15,435	3,820	17,940	4,209,557
Total Investment Income	13,568,565	36,349,203	2,559,016	13,580,131	389,345	4,209,557

EXPENSES
Advisory fees	3,630,242	5,514,623	1,737,577	1,917,874	676,814	3,113,406
Service fees - Class I	96,218	300,102	386,097	255,931	150,385	4,853
Support services expenses	27,022	38,563	10,514	14,062	3,913	27,596
Custodian fees and expenses	37,082	55,400	5,372	4,885	1,667	44,914
Portfolio accounting and tax fees	69,265	88,980	20,835	25,720	9,496	96,749
Shareholder report expenses	11,946	18,024	4,848	6,189	1,832	12,340
Legal and audit fees	15,201	21,583	5,882	7,853	2,188	15,046
Trustees’ fees and expenses	11,180	15,789	4,298	5,895	1,568	9,661
Interest expense	8,053	5,888	25	190	-	95,381
Other	15,999	21,415	4,713	9,690	1,688	15,059
Total Expenses	3,922,208	6,080,367	2,180,161	2,248,289	849,551	3,435,005
Net Expenses	3,922,208	6,080,367	2,180,161	2,248,289	849,551	3,435,005
NET INVESTMENT INCOME (LOSS)	9,646,357	30,268,836	378,855	11,331,842	(460,206)	774,552

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (1)	75,413,930	46,504,751	13,789,247	(21,068,977)	6,000,492	10,127,889
Foreign currency transactions	1,177,077	428,324	13,917	-	3	(20,304,526)
Forward foreign currency contract transactions	(249)	(558)	(343,760)	-	-	39,700,635
Futures contract transactions	(4,534,814)	(892,460)	-	-	-	-
Purchased option transactions	-	-	-	-	-	(22,821,813)
Written option transactions	-	-	(7,212)	-	-	2,938,903
Net Realized Gain (Loss)	72,055,944	46,040,057	13,452,192	(21,068,977)	6,000,495	9,641,088

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (2)	(115,015,946)	(161,083,604)	10,598,601	(7,127,293)	17,043,191	(15,837,987)
Foreign currencies	(98,040)	(257,055)	(2,616)	-	(51)	(177,942)
Forward foreign currency contracts	-	-	289,852	-	-	53,003,950
Purchased options	-	-	-	-	-	20,761,843
Change in Net Unrealized Appreciation (Depreciation)	(115,113,986)	(161,340,659)	10,885,837	(7,127,293)	17,043,140	57,749,864
NET GAIN (LOSS)	(43,058,042)	(115,300,602)	24,338,029	(28,196,270)	23,043,635	67,390,952
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($33,411,685)	($85,031,766)	$24,716,884	($16,864,428)	$22,583,429	$68,165,504

Foreign taxes withheld on dividends and interest	$1,626,276	$4,959,891	$127,616	$-	$618	$-

(1)	Net realized gain (loss) on investment security transactions for the International Value Portfolio is net of foreign capital gains tax withheld of $7,184.
(2)	Change in net unrealized appreciation (depreciation) on investment securities for the International Value Portfolio is net of decrease in deferred foreign capital gains tax of $195,562.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Diversified Alternatives Portfolio	Equity Long/Short Portfolio	Global Absolute Return Portfolio	Pacific Dynamix– Conservative Growth Portfolio	Pacific Dynamix– Moderate Growth Portfolio	Pacific Dynamix– Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1)	$-	$1,075,266	$1,349,540	$-	$-	$-
Interest, net of foreign taxes withheld	-	6,129,252	28,122,280	-	-	-
Total Investment Income	-	7,204,518	29,471,820	-	-	-

EXPENSES
Advisory fees	4,709	7,016,845	3,986,848	544,633	2,409,197	779,869
Service fees - Class I	4,709	32,251	35,881	544,633	2,409,197	779,869
Support services expenses	118	30,036	28,004	15,018	65,208	21,000
Custodian fees and expenses	-	61,835	355,803	-	-	-
Portfolio accounting and tax fees	13,884	105,097	101,212	15,255	19,995	15,833
Shareholder report expenses	57	13,514	12,945	6,871	30,176	9,752
Legal and audit fees	65	16,860	18,371	8,188	35,632	11,486
Trustees’ fees and expenses	41	10,953	10,127	5,265	22,885	7,366
Interest expense	-	298,398	127,229	-	6	-
Other	889	16,027	30,362	4,527	17,599	6,240
Total Expenses	24,472	7,601,816	4,706,782	1,144,390	5,009,895	1,631,415
Advisory Fee Waiver (2)	-	(915,241)	-	-	-	-
Adviser Reimbursement (3)	(12,692)	-	-	(114,710)	(543,645)	(204,999)
Net Expenses	11,780	6,686,575	4,706,782	1,029,680	4,466,250	1,426,416
NET INVESTMENT INCOME (LOSS)	(11,780)	517,943	24,765,038	(1,029,680)	(4,466,250)	(1,426,416)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (4)	-	-	6,765,578	-	-	-
Investment security transactions in affiliated mutual funds	89,965	-	-	14,395,541	53,518,163	23,781,600
Foreign currency transactions	-	26,010	1,651,443	-	-	-
Forward foreign currency contract transactions	-	(5,476,087)	(19,273,745)	-	-	-
Futures contract transactions	-	28,470,870	(12,529,443)	-	-	-
Purchased option transactions	-	-	(3,234,028)	-	-	-
Swap transactions	-	(11,724,252)	(20,288,515)	-	-	-
Written option transactions	-	-	611,156	-	-	-
Net Realized Gain (Loss)	89,965	11,296,541	(46,297,554)	14,395,541	53,518,163	23,781,600

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (5)	-	270,588	(53,088,807)	-	-	-
Investment securities in affiliated mutual funds	(169,056)	-	-	(16,873,962)	(57,615,474)	(22,454,529)
Foreign currencies	-	(54,084)	(2,705,003)	-	-	-
Forward bonds and forward volatility agreements	-	-	482,136	-	-	-
Forward foreign currency contracts	-	(4,528,754)	13,946,442	-	-	-
Futures contracts	-	(13,158,964)	4,642,232	-	-	-
Purchased options	-	-	2,457,457	-	-	-
Reverse repurchase agreement	-	-	334,889	-	-	-
Swaps	-	(119,611,645)	18,082,876	-	-	-
Written options	-	-	(1,160,683)	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	(169,056)	(137,082,859)	(17,008,461)	(16,873,962)	(57,615,474)	(22,454,529)
NET GAIN (LOSS)	(79,091)	(125,786,318)	(63,306,015)	(2,478,421)	(4,097,311)	1,327,071
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($90,871)	($125,268,375)	($38,540,977)	($3,508,101)	($8,563,561)	($99,345)

Foreign taxes withheld on dividends and interest	$-	$-	$1,355,149	$-	$-	$-

(1)

No dividends and capital gain distributions were received by the Diversified Alternatives, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, and Pacific Dynamix – Growth Portfolios from their underlying funds during the period ended December 31, 2017 under the current dividend and distribution policy (see Note 2B in Notes to Financial Statements).

(2)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Equity Long/Short Portfolio (see Note 6 in Notes to Financial Statements).
(3)

Pacific Life Fund Advisors LLC reimbursed expenses for the Diversified Alternatives, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, and Pacific Dynamix – Growth Portfolios (see Note 7B in Notes to Financial Statements).

(4)	Net realized gain (loss) on investment security transactions for the Global Absolute Return Portfolio is net of foreign capital gains tax withheld of $40,810.
(5)	Change in net unrealized appreciation (depreciation) on investment securities for the Global Absolute Return Portfolio is net of decrease in deferred foreign capital gains tax of $295,678.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio	Portfolio Optimization Aggressive-Growth Portfolio	PSF DFA Balanced Allocation Portfolio
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$1,157,752
Total Investment Income	-	-	-	-	-	1,157,752

EXPENSES
Advisory fees	876,323	1,439,403	5,843,440	4,998,920	1,126,044	114,872
Distribution and/or service fees - Class D	-	-	-	-	-	143,590
Service fees - Class I	1,752,646	2,878,806	11,686,879	9,997,840	2,252,087	-
Support services expenses	49,855	81,792	330,034	281,205	62,877	2,744
Portfolio accounting and tax fees	18,236	21,078	43,460	38,994	19,365	14,110
Shareholder report expenses	22,417	36,969	149,605	127,828	28,671	1,349
Legal and audit fees	27,227	44,731	180,131	153,550	34,352	1,503
Trustees’ fees and expenses	17,478	28,649	115,704	98,586	22,039	966
Interest expense	-	8	32	28	6	-
Recoupment of adviser reimbursement (2)	-	-	-	-	-	34,965
Other	13,988	22,407	87,038	74,267	17,177	1,792
Total Expenses	2,778,170	4,553,843	18,436,323	15,771,218	3,562,618	315,891
NET INVESTMENT INCOME (LOSS)	(2,778,170)	(4,553,843)	(18,436,323)	(15,771,218)	(3,562,618)	841,861

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	-	-	-	-	-	930,424
Investment security transactions in affiliated mutual funds	55,414,068	156,248,822	821,568,160	850,572,601	182,514,831	-
Net Realized Gain (Loss)	55,414,068	156,248,822	821,568,160	850,572,601	182,514,831	930,424

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	-	-	-	-	-	(2,051,783)
Investment securities in affiliated mutual funds	(78,529,876)	(182,267,114)	(884,675,501)	(867,220,460)	(178,497,172)	-
Change in Net Unrealized Appreciation (Depreciation)	(78,529,876)	(182,267,114)	(884,675,501)	(867,220,460)	(178,497,172)	(2,051,783)
NET GAIN (LOSS)	(23,115,808)	(26,018,291)	(63,107,341)	(16,647,859)	4,017,659	(1,121,359)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($25,893,978)	($30,572,134)	($81,543,664)	($32,419,077)	$455,041	($273,314)

(1)

No dividend and capital gain distributions were received by the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios from their underlying funds for the period ended June 30, 2018 under the current dividend and distribution policy (see Note 2B in Notes to Financial Statements).

(2)	Pacific Life Fund Advisors LLC recouped expenses from the PSF DFA Balanced Allocation Portfolio (See Note 7B in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017
	Core Income Portfolio		Diversified Bond Portfolio		Floating Rate Income Portfolio
OPERATIONS
Net investment income (loss)	$5,804,375	$11,069,434	$62,097,751	$128,460,967	$12,523,532	$23,897,191
Net realized gain (loss)	(2,073,859)	2,635,845	(55,364,260)	45,795,940	812,696	934,001
Change in net unrealized appreciation (depreciation)	(11,200,384)	5,519,661	(94,491,140)	91,086,055	(2,841,799)	(5,392,633)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,469,868)	19,224,940	(87,757,649)	265,342,962	10,494,429	19,438,559
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	3,579,056	12,426,287	43,206,730	117,672,650	20,933,887	25,414,549
Class P	25,048,746	29,665,547	32,256,808	171,706,729	1,089,602	259,814,233
Cost of shares repurchased
Class I	(1,739,696)	(1,247,051)	(31,327,480)	(30,513,645)	(5,058,437)	(16,285,969)
Class P	(63,669,807)	(24,472,406)	(387,242,439)	(494,850,104)	(148,658,547)	(33,365,006)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(36,781,701)	16,372,377	(343,106,381)	(235,984,370)	(131,693,495)	235,577,807
NET INCREASE (DECREASE) IN NET ASSETS	(44,251,569)	35,597,317	(430,864,030)	29,358,592	(121,199,066)	255,016,366
NET ASSETS
Beginning of Year or Period	395,119,578	359,522,261	3,852,217,039	3,822,858,447	622,701,699	367,685,333
End of Year or Period	$350,868,009	$395,119,578	$3,421,353,009	$3,852,217,039	$501,502,633	$622,701,699

	Floating Rate Loan Portfolio		High Yield Bond Portfolio		Inflation Managed Portfolio
OPERATIONS
Net investment income (loss)	$13,017,423	$24,726,792	$27,351,743	$44,859,970	$13,653,785	$19,931,712
Net realized gain (loss)	279,058	(1,480,564)	3,416,047	6,792,702	(3,863,465)	(9,802,922)
Change in net unrealized appreciation (depreciation)	25,467	2,309,899	(28,974,340)	14,750,736	(10,783,072)	18,696,029
Net Increase (Decrease) in Net Assets Resulting from Operations	13,321,948	25,556,127	1,793,450	66,403,408	(992,752)	28,824,819
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	25,613,104	39,480,139	33,700,441	62,089,491	10,442,210	29,454,791
Class P	906,441	209,514,500	397,188,925	5,069,169	53,903,122	14,704,249
Cost of shares repurchased
Class I	(13,843,643)	(28,260,406)	(48,879,449)	(82,507,663)	(31,103,739)	(48,449,562)
Class P	(202,136,812)	(41,869,474)	(35,447,590)	(92,477,028)	(14,380,076)	(140,318,534)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(189,460,910)	178,864,759	346,562,327	(107,826,031)	18,861,517	(144,609,056)
NET INCREASE (DECREASE) IN NET ASSETS	(176,138,962)	204,420,886	348,355,777	(41,422,623)	17,868,765	(115,784,237)
NET ASSETS
Beginning of Year or Period	733,425,406	529,004,520	847,585,073	889,007,696	710,424,284	826,208,521
End of Year or Period	$557,286,444	$733,425,406	$1,195,940,850	$847,585,073	$728,293,049	$710,424,284

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017
	Inflation Strategy Portfolio		Managed Bond Portfolio		Short Duration Bond Portfolio
OPERATIONS
Net investment income (loss)	$6,268,744	$3,717,086	$33,108,293	$79,677,589	$14,516,536	$30,351,615
Net realized gain (loss)	(1,925,423)	(544,655)	(39,187,630)	43,110,726	(14,096,097)	(1,524,524)
Change in net unrealized appreciation (depreciation)	(831,622)	3,652,244	(38,093,754)	21,454,414	(1,602,950)	(3,503,951)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,511,699	6,824,675	(44,173,091)	144,242,729	(1,182,511)	25,323,140
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	2,603,714	7,333,217	31,492,557	78,997,930	19,356,045	108,907,797
Class P	252,991,434	7,820,063	15,258,239	7,941,203	5,663,954	526,367,106
Cost of shares repurchased
Class I	(1,624,081)	(2,779,449)	(46,470,682)	(96,837,346)	(31,222,706)	(52,273,513)
Class P	(12,099,712)	(59,591,318)	(277,980,178)	(518,697,478)	(1,105,088,375)	(99,973,721)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	241,871,355	(47,217,487)	(277,700,064)	(528,595,691)	(1,111,291,082)	483,027,669
NET INCREASE (DECREASE) IN NET ASSETS	245,383,054	(40,392,812)	(321,873,155)	(384,352,962)	(1,112,473,593)	508,350,809
NET ASSETS
Beginning of Year or Period	187,027,648	227,420,460	2,799,765,201	3,184,118,163	2,162,040,973	1,653,690,164
End of Year or Period	$432,410,702	$187,027,648	$2,477,892,046	$2,799,765,201	$1,049,567,380	$2,162,040,973

	Emerging Markets Debt Portfolio		Comstock Portfolio		Developing Growth Portfolio
OPERATIONS
Net investment income (loss)	$20,826,707	$31,313,269	$7,112,289	$15,225,872	($489,873)	($823,551)
Net realized gain (loss)	(13,816,595)	21,619,965	78,168,206	98,041,643	44,200,286	30,377,558
Change in net unrealized appreciation (depreciation)	(90,891,582)	13,076,447	(91,060,561)	56,204,433	3,252,313	34,574,418
Net Increase (Decrease) in Net Assets Resulting from Operations	(83,881,470)	66,009,681	(5,780,066)	169,471,948	46,962,726	64,128,425
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	11,039,901	30,568,183	5,230,569	13,311,784	11,220,054	3,975,382
Class P	859,910,483	30,857,196	1,515,173	60,682,011	97,727	7,552,103
Cost of shares repurchased
Class I	(5,855,636)	(9,167,227)	(17,169,936)	(45,547,172)	(14,130,407)	(18,966,728)
Class P	(15,938,325)	(343,679,222)	(189,488,281)	(273,084,849)	(74,895,484)	(45,999,020)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	849,156,423	(291,421,070)	(199,912,475)	(244,638,226)	(77,708,110)	(53,438,263)
NET INCREASE (DECREASE) IN NET ASSETS	765,274,953	(225,411,389)	(205,692,541)	(75,166,278)	(30,745,384)	10,690,162
NET ASSETS
Beginning of Year or Period	372,559,677	597,971,066	1,016,204,267	1,091,370,545	247,109,920	236,419,758
End of Year or Period	$1,137,834,630	$372,559,677	$810,511,726	$1,016,204,267	$216,364,536	$247,109,920

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017
	Dividend Growth Portfolio		Equity Index Portfolio		Focused Growth Portfolio
OPERATIONS
Net investment income (loss)	$5,294,341	$9,651,074	$24,041,584	$50,623,986	($230,133)	($272,639)
Net realized gain (loss)	21,783,122	69,407,779	284,308,566	64,912,742	3,545,365	22,300,821
Change in net unrealized appreciation (depreciation)	(5,748,041)	67,145,625	(249,218,521)	436,603,308	20,585,723	17,776,220
Net Increase (Decrease) in Net Assets Resulting from Operations	21,329,422	146,204,478	59,131,629	552,140,036	23,900,955	39,804,402
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	8,288,553	14,870,188	78,771,445	348,611,085	11,107,669	20,918,191
Class P	193,043,467	179,453	1,199,302	218,174,264	-	-
Cost of shares repurchased
Class I	(20,436,680)	(39,468,130)	(109,837,865)	(169,104,763)	(14,670,048)	(20,559,019)
Class P	(51,369,811)	(102,904,940)	(419,783,321)	(180,715,804)	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	129,525,529	(127,323,429)	(449,650,439)	216,964,782	(3,562,379)	359,172
NET INCREASE (DECREASE) IN NET ASSETS	150,854,951	18,881,049	(390,518,810)	769,104,818	20,338,576	40,163,574
NET ASSETS
Beginning of Year or Period	843,265,402	824,384,353	3,107,207,403	2,338,102,585	175,984,341	135,820,767
End of Year or Period	$994,120,353	$843,265,402	$2,716,688,593	$3,107,207,403	$196,322,917	$175,984,341

	Growth Portfolio		Large-Cap Growth Portfolio		Large-Cap Value Portfolio
OPERATIONS
Net investment income (loss)	$666,081	$2,314,396	($555,286)	$222,207	$13,090,143	$29,161,949
Net realized gain (loss)	91,553,709	85,056,071	93,340,668	155,026,575	241,564,471	89,858,990
Change in net unrealized appreciation (depreciation)	76,521,234	216,569,287	83,270,896	109,872,620	(302,239,419)	156,096,510
Net Increase (Decrease) in Net Assets Resulting from Operations	168,741,024	303,939,754	176,056,278	265,121,402	(47,584,805)	275,117,449
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	14,703,237	31,345,070	25,901,367	30,788,447	7,787,044	20,518,664
Class P	346,391,541	76,139,165	636,452,178	388,308	3,220,807	180,769,015
Cost of shares repurchased
Class I	(36,028,842)	(54,166,606)	(17,470,551)	(32,105,386)	(31,565,273)	(51,082,830)
Class P	(152,782,017)	(142,501,620)	(198,919,967)	(346,333,618)	(451,244,238)	(386,331,592)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	172,283,919	(89,183,991)	445,963,027	(347,262,249)	(471,801,660)	(236,126,743)
NET INCREASE (DECREASE) IN NET ASSETS	341,024,943	214,755,763	622,019,305	(82,140,847)	(519,386,465)	38,990,706
NET ASSETS
Beginning of Year or Period	1,194,405,838	979,650,075	860,183,061	942,323,908	2,082,532,060	2,043,541,354
End of Year or Period	$1,535,430,781	$1,194,405,838	$1,482,202,366	$860,183,061	$1,563,145,595	$2,082,532,060

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017
	Main Street Core Portfolio		Mid-Cap Equity Portfolio		Mid-Cap Growth Portfolio
OPERATIONS
Net investment income (loss)	$7,786,415	$19,098,441	$2,803,198	$5,419,114	$8,127	$410,071
Net realized gain (loss)	113,896,112	112,335,918	83,276,437	188,080,690	51,248,078	17,272,661
Change in net unrealized appreciation (depreciation)	(129,043,730)	83,368,567	(64,661,080)	4,713,157	33,029,966	84,488,733
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,361,203)	214,802,926	21,418,555	198,212,961	84,286,171	102,171,465
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	109,631	7,980,446	16,399,856	18,941,200	13,670,580	25,555,615
Class P	877,729	75,949,881	138,624,510	6,711,927	453,810,541	3,250,038
Shares issued in connection with acquisition (2)
Class I	60,059,847	-	-	-	-	-
Class P	-	-	-	-	-	-
Cost of shares repurchased
Class I	(33,072,148)	(74,988,522)	(27,491,616)	(52,822,934)	(21,272,475)	(29,508,706)
Class P	(253,097,119)	(157,744,215)	(65,659,866)	(392,105,623)	(70,802,076)	(103,602,833)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(225,122,060)	(148,802,410)	61,872,884	(419,275,430)	375,406,570	(104,305,886)
NET INCREASE (DECREASE) IN NET ASSETS	(232,483,263)	66,000,516	83,291,439	(221,062,469)	459,692,741	(2,134,421)
NET ASSETS
Beginning of Year or Period	1,367,826,060	1,301,825,544	859,354,582	1,080,417,051	428,574,558	430,708,979
End of Year or Period	$1,135,342,797	$1,367,826,060	$942,646,021	$859,354,582	$888,267,299	$428,574,558

	Mid-Cap Value Portfolio		Small-Cap Equity Portfolio
OPERATIONS
Net investment income (loss)	$6,286,558	$12,755,628	$2,246,229	$6,354,712
Net realized gain (loss)	148,486,142	117,163,978	63,412,025	61,205,399
Change in net unrealized appreciation (depreciation)	(178,537,531)	128,405,594	(61,771,491)	(23,414,755)
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,764,831)	258,325,200	3,886,763	44,145,356
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	4,887,195	13,139,538	6,024,973	13,306,976
Class P	2,867,578	302,973,388	144,888	11,004,277
Cost of shares repurchased
Class I	(8,854,956)	(13,762,943)	(19,787,429)	(17,407,234)
Class P	(485,838,471)	(306,599,000)	(218,640,485)	(123,146,636)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(486,938,654)	(4,249,017)	(232,258,053)	(116,242,617)
NET INCREASE (DECREASE) IN NET ASSETS	(510,703,485)	254,076,183	(228,371,290)	(72,097,261)
NET ASSETS
Beginning of Year or Period	1,808,264,295	1,554,188,112	521,897,632	593,994,893
End of Year or Period	$1,297,560,810	$1,808,264,295	$293,526,342	$521,897,632

(1)	Unaudited.
(2)	See Note 12 in Notes to Financial Statements for shares issued in connection with acquisition.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017
	Small-Cap Growth Portfolio		Small-Cap Index Portfolio		Small-Cap Value Portfolio
OPERATIONS
Net investment income (loss)	($194,802)	($378,942)	$3,500,535	$9,344,165	$785,725	$2,081,508
Net realized gain (loss)	20,849,721	15,021,925	64,284,988	148,309,918	46,782,983	71,624,733
Change in net unrealized appreciation (depreciation)	(8,980,431)	16,191,143	(5,839,735)	(40,887,662)	(39,332,004)	(12,054,294)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,674,488	30,834,126	61,945,788	116,766,421	8,236,704	61,651,947
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I			37,307,377	49,449,204	5,861,263	20,937,317
Class P	20,061,136	14,243,658	3,291,803	83,867	164,646	108,197,748
Cost of shares repurchased
Class I			(35,044,166)	(68,245,351)	(18,343,666)	(42,042,344)
Class P	(67,100,309)	(52,525,596)	(71,181,157)	(391,655,080)	(217,704,104)	(116,151,111)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(47,039,173)	(38,281,938)	(65,626,143)	(410,367,360)	(230,021,861)	(29,058,390)
NET INCREASE (DECREASE) IN NET ASSETS	(35,364,685)	(7,447,812)	(3,680,355)	(293,600,939)	(221,785,157)	32,593,557
NET ASSETS
Beginning of Year or Period	176,700,478	184,148,290	890,669,508	1,184,270,447	687,441,032	654,847,475
End of Year or Period	$141,335,793	$176,700,478	$886,989,153	$890,669,508	$465,655,875	$687,441,032

	Value Advantage Portfolio		Emerging Markets Portfolio		International Large-Cap Portfolio
OPERATIONS
Net investment income (loss)	$8,691,970	$19,682,721	$12,296,634	$13,770,194	$29,907,238	$28,135,376
Net realized gain (loss)	90,405,606	82,392,444	126,102,494	179,070,543	48,973,632	142,606,234
Change in net unrealized appreciation (depreciation)	(120,658,666)	78,471,727	(150,892,793)	406,304,592	(99,176,991)	287,075,744
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,561,090)	180,546,892	(12,493,665)	599,145,329	(20,296,121)	457,817,354
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	4,863,482	12,385,588	29,130,198	50,374,249	28,320,557	35,844,628
Class P	1,714,091	152,461,179	5,255,122	98,152,180	621,184,156	715,594
Cost of shares repurchased
Class I	(3,481,443)	(10,229,264)	(33,978,734)	(56,546,839)	(33,776,988)	(95,989,903)
Class P	(310,525,883)	(259,091,266)	(183,782,346)	(406,957,074)	(105,611,879)	(616,420,631)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(307,429,753)	(104,473,763)	(183,375,760)	(314,977,484)	510,115,846	(675,850,312)
NET INCREASE (DECREASE) IN NET ASSETS	(328,990,843)	76,073,129	(195,869,425)	284,167,845	489,819,725	(218,032,958)
NET ASSETS
Beginning of Year or Period	1,320,766,223	1,244,693,094	2,120,516,959	1,836,349,114	1,687,467,842	1,905,500,800
End of Year or Period	$991,775,380	$1,320,766,223	$1,924,647,534	$2,120,516,959	$2,177,287,567	$1,687,467,842

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017
	International Small-Cap Portfolio		International Value Portfolio		Health Sciences Portfolio
OPERATIONS
Net investment income (loss)	$9,646,357	$15,322,801	$30,268,836	$39,829,060	$378,855	$102,460
Net realized gain (loss)	72,055,944	161,502,194	46,040,057	91,248,690	13,452,192	15,139,651
Change in net unrealized appreciation (depreciation)	(115,113,986)	125,600,948	(161,340,659)	114,855,808	10,885,837	58,802,819
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,411,685)	302,425,943	(85,031,766)	245,933,558	24,716,884	74,044,930
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	17,554,930	11,890,337	12,328,245	11,970,200	9,779,865	35,128,005
Class P	8,122,240	369,027	620,676,252	310,010,181	-	-
Cost of shares repurchased
Class I	(5,224,019)	(18,767,317)	(16,172,812)	(30,761,750)	(21,489,564)	(45,260,651)
Class P	(258,994,816)	(453,704,943)	(111,338,693)	(174,999,374)	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(238,541,665)	(460,212,896)	505,492,992	116,219,257	(11,709,699)	(10,132,646)
NET INCREASE (DECREASE) IN NET ASSETS	(271,953,350)	(157,786,953)	420,461,226	362,152,815	13,007,185	63,912,284
NET ASSETS
Beginning of Year or Period	996,342,500	1,154,129,453	1,422,486,956	1,060,334,141	382,324,193	318,411,909
End of Year or Period	$724,389,150	$996,342,500	$1,842,948,182	$1,422,486,956	$395,331,378	$382,324,193

	Real Estate Portfolio		Technology Portfolio		Currency Strategies Portfolio
OPERATIONS
Net investment income (loss)	$11,331,842	($813,324)	($460,206)	($616,072)	$774,552	($2,417,152)
Net realized gain (loss)	(21,068,977)	63,362,725	6,000,495	5,464,399	9,641,088	(4,648,921)
Change in net unrealized appreciation (depreciation)	(7,127,293)	(50,184,019)	17,043,140	30,403,134	57,749,864	(24,518,259)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,864,428)	12,365,382	22,583,429	35,251,461	68,165,504	(31,584,332)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	10,704,212	16,229,636	19,194,680	28,804,219	939,459	757,986
Class P	7,589,811	13,652,663	-	-	15,127,716	33,696,641
Cost of shares repurchased
Class I	(25,872,560)	(52,382,590)	(12,126,134)	(16,846,303)	(435,544)	(1,349,743)
Class P	(64,486,050)	(138,467,938)	-	-	(93,468,855)	(138,057,566)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(72,064,587)	(160,968,229)	7,068,546	11,957,916	(77,837,224)	(104,952,682)
NET INCREASE (DECREASE) IN NET ASSETS	(88,929,015)	(148,602,847)	29,651,975	47,209,377	(9,671,720)	(136,537,014)
NET ASSETS
Beginning of Year or Period	535,148,910	683,751,757	134,402,922	87,193,545	961,011,811	1,097,548,825
End of Year or Period	$446,219,895	$535,148,910	$164,054,897	$134,402,922	$951,340,091	$961,011,811

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017
	Diversified Alternatives Portfolio		Equity Long/Short Portfolio		Global Absolute Return Portfolio
OPERATIONS
Net investment income (loss)	($11,780)	($17,770)	$517,943	($5,365,990)	$24,765,038	$47,688,719
Net realized gain (loss)	89,965	74,658	11,296,541	247,692,832	(46,297,554)	(15,091,168)
Change in net unrealized appreciation (depreciation)	(169,056)	186,434	(137,082,859)	(63,942,263)	(17,008,461)	24,867,284
Net Increase (Decrease) in Net Assets Resulting from Operations	(90,871)	243,322	(125,268,375)	178,384,579	(38,540,977)	57,464,835
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	876,192	1,946,419	5,577,219	12,457,421	1,998,476	22,815,121
Class P			379,514,674	14,303,709	14,004,777	240,693,628
Cost of shares repurchased
Class I	(458,326)	(574,279)	(4,151,400)	(5,083,890)	(3,149,203)	(2,482,110)
Class P			(35,440,326)	(340,186,030)	(76,615,568)	(108,887,857)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	417,866	1,372,140	345,500,167	(318,508,790)	(63,761,518)	152,138,782
NET INCREASE (DECREASE) IN NET ASSETS	326,995	1,615,462	220,231,792	(140,124,211)	(102,302,495)	209,603,617
NET ASSETS
Beginning of Year or Period	4,568,682	2,953,220	1,061,717,104	1,201,841,315	1,051,282,343	841,678,726
End of Year or Period	$4,895,677	$4,568,682	$1,281,948,896	$1,061,717,104	$948,979,848	$1,051,282,343

	Pacific Dynamix - Conservative Growth Portfolio		Pacific Dynamix - Moderate Growth Portfolio		Pacific Dynamix - Growth Portfolio
OPERATIONS
Net investment income (loss)	($1,029,680)	($1,991,979)	($4,466,250)	($8,080,917)	($1,426,416)	($2,511,753)
Net realized gain (loss)	14,395,541	24,112,534	53,518,163	51,501,414	23,781,600	34,854,983
Change in net unrealized appreciation (depreciation)	(16,873,962)	28,632,101	(57,615,474)	242,238,399	(22,454,529)	80,845,226
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,508,101)	50,752,656	(8,563,561)	285,658,896	(99,345)	113,188,456
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	21,132,569	35,200,194	67,942,785	169,662,057	42,321,650	95,123,886
Cost of shares repurchased - Class I	(24,263,853)	(53,737,699)	(43,904,784)	(63,805,747)	(29,527,033)	(60,482,331)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,131,284)	(18,537,505)	24,038,001	105,856,310	12,794,617	34,641,555
NET INCREASE (DECREASE) IN NET ASSETS	(6,639,385)	32,215,151	15,474,440	391,515,206	12,695,272	147,830,011
NET ASSETS
Beginning of Year or Period	554,361,237	522,146,086	2,413,720,041	2,022,204,835	772,805,893	624,975,882
End of Year or Period	$547,721,852	$554,361,237	$2,429,194,481	$2,413,720,041	$785,501,165	$772,805,893

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017
	Portfolio Optimization Conservative Portfolio		Portfolio Optimization Moderate- Conservative Portfolio		Portfolio Optimization Moderate Portfolio
OPERATIONS
Net investment income (loss)	($2,778,170)	($6,021,495)	($4,553,843)	($9,681,695)	($18,436,323)	($38,463,049)
Net realized gain (loss)	55,414,068	86,226,174	156,248,822	268,137,239	821,568,160	795,181,836
Change in net unrealized appreciation (depreciation)	(78,529,876)	56,918,193	(182,267,114)	60,243,252	(884,675,501)	767,851,443
Net Increase (Decrease) in Net Assets Resulting from Operations	(25,893,978)	137,122,872	(30,572,134)	318,698,796	(81,543,664)	1,524,570,230
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	60,467,558	25,907,681	7,152,418	16,196,853	7,462,323	21,710,877
Cost of shares repurchased - Class I	(162,087,935)	(363,691,584)	(224,624,808)	(824,615,144)	(833,572,546)	(1,641,628,910)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(101,620,377)	(337,783,903)	(217,472,390)	(808,418,291)	(826,110,223)	(1,619,918,033)
NET INCREASE (DECREASE) IN NET ASSETS	(127,514,355)	(200,661,031)	(248,044,525)	(489,719,495)	(907,653,887)	(95,347,803)
NET ASSETS
Beginning of Year or Period	1,819,223,478	2,019,884,509	3,012,198,596	3,501,918,091	12,153,581,022	12,248,928,825
End of Year or Period	$1,691,709,123	$1,819,223,478	$2,764,154,071	$3,012,198,596	$11,245,927,135	$12,153,581,022

	Portfolio Optimization Growth Portfolio		Portfolio Optimization Aggressive- Growth Portfolio		PSF DFA Balanced Allocation Portfolio
OPERATIONS
Net investment income (loss)	($15,771,218)	($32,462,446)	($3,562,618)	($7,168,269)	$841,861	$1,792,026
Net realized gain (loss)	850,572,601	783,480,772	182,514,831	176,416,359	930,424	218,106
Change in net unrealized appreciation (depreciation)	(867,220,460)	819,997,338	(178,497,172)	218,814,791	(2,051,783)	6,249,847
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,419,077)	1,571,015,664	455,041	388,062,881	(279,498)	8,259,979
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class D					34,906,604	63,617,377
Class I	6,255,111	13,253,878	11,205,720	17,011,265
Cost of shares repurchased
Class D					(3,501,450)	(2,588,699)
Class I	(750,528,090)	(1,433,431,556)	(156,559,280)	(313,263,632)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(744,272,979)	(1,420,177,678)	(145,353,560)	(296,252,367)	31,405,154	61,028,678
NET INCREASE (DECREASE) IN NET ASSETS	(776,692,056)	150,837,986	(144,898,519)	91,810,514	31,125,656	69,288,657
NET ASSETS
Beginning of Year or Period	10,373,218,051	10,222,380,065	2,314,009,904	2,222,199,390	102,404,026	33,115,369
End of Year or Period	$9,596,525,995	$10,373,218,051	$2,169,111,385	$2,314,009,904	$133,529,682	$102,404,026

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CASH FLOWS (1)

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Inflation Managed Portfolio	Inflation Strategy Portfolio	Managed Bond Portfolio
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets from operations	($992,752)	$3,511,699	($44,173,091)
Adjustments to reconcile net (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of long-term securities	(1,349,502,609)	(528,138,461)	(10,008,540,823)
Proceeds from disposition of long-term securities	1,332,119,863	179,872,030	9,641,805,168
(Purchases) Proceeds from securities sold short	(7,481,188)	-	-
Proceeds (purchases) of short-term securities, net	(24,947,352)	(60,489,877)	99,924,124
Proceeds (purchases) from foreign currency transactions	(172,024)	-	(45,077,746)
(Increase) decrease in swaps premiums	(114)	-	(163,316)
(Increase) decrease in dividends and interest receivable	963,674	(644,073)	(765,185)
(Increase) decrease in receivable for securities sold	116,379,742	(2,419,059)	40,522,254
(Increase) decrease in variation margin	(592,578)	7,105	(1,088,112)
Increase (decrease) in prepaid expenses and other assets	(2,597)	(821)	(10,094)
Increase (decrease) in payable for securities purchased	159,624,760	500,000	146,860,311
Increase (decrease) in payable due to custodian	13,844,222	4,370,982	(45,730)
Increase (decrease) in payable due to brokers	5,530,000	-	43,925,906
Increase (decrease) in accrued advisory fees	(994)	69,596	(132,950)
Increase (decrease) in accrued service fees	(2,711)	(65)	(5,931)
Increase (decrease) in accrued support service expenses	1,303	(716)	4,563
Increase (decrease) in accrued custodian, and portfolio accounting and tax fees	(58,999)	(14,689)	(156,093)
Increase (decrease) in accrued shareholder report expenses	(2,401)	(452)	(8,979)
Increase (decrease) in accrued trustees’ fees and expenses and deferred compensation	5,065	1321	19,645
Increase (decrease) in accrued dividends and/or interest payable (2)	(264)	565,936	32,543
Increase (decrease) in accrued other payable	2,289	3,090	(20,370)
Increase (decrease) in accrued other liabilities	(760)	-	46,253
Change in net unrealized (appreciation) depreciation on investments securities	16,571,205	1,048,662	80,455,326
Change in net unrealized (appreciation) depreciation on purchased options	(400,943)	(130,483)	(375,491)
Change in net unrealized (appreciation) depreciation on short position	(14,529)	-	-
Change in net unrealized (appreciation) depreciation on written options	112,095	-	2,234,301
Change in net unrealized (appreciation) depreciation on foreign currencies	415,488	-	148,608
Change in net unrealized (appreciation) depreciation on forward currency transactions	(6,704,676)	-	(57,508,738)
Change in net unrealized (appreciation) depreciation on swaps (3)	189,537	(129,189)	227,030
Net realized (gain) loss on investment securities	9,034,592	1,877,779	1,326,061
Net realized (gain) loss on purchased options	254,908	-	(165,864)
Net realized (gain) loss on written options	(619,576)	-	(3,384,881)
Net realized (gain) loss on foreign currency	(14,291)	-	(249,621)
Net realized (gain) loss on forward currency transactions	(229,173)	-	45,178,759
Net amortization on investments	991,620	376,070	(2,630,323)
Net cash provided by (used in) operating activities	264,299,832	(399,763,615)	(61,792,486)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	64,407,691	255,608,633	48,184,222
Payments on shares redeemed	(45,326,529)	(13,309,051)	(323,751,380)
Increase (decrease) in payable for reverse repurchase agreements	-	157,464,033	29,127,125
Proceeds from sale-buyback financing activities	4,041,979,825	-	4,301,780,467
Payment on sale-buyback financing transactions	(4,326,172,871)	-	(3,997,096,204)
Net cash provided by (used in) financing activities	(265,111,884)	399,763,615	58,244,230

NET (INCREASE) DECREASE IN CASH AND FOREIGN CURRENCY	(812,052)	-	(3,548,256)

CASH AND FOREIGN CURRENCY (4):
Beginning of Period	7,358,828	-	16,435,654
End of Period	$6,546,776	$-	$12,887,398

(1)

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amounts included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, on hand and do not include any short-term investments. The Inflation Managed, Inflation Strategy, and Managed Bond Portfolios have not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other portfolios have met the exemption criteria.

(2)	Interest paid by the Inflation Managed, Inflation Strategy, and Managed Bond Portfolios was $2,892,024, $1,627,987, and $3,870,689, respectively.
(3)	Excludes centrally cleared swaps included in variation margin.
(4)	Includes cash (segregated for derivative investments) for the Inflation Managed, Inflation Strategy, and Managed Bond Portfolios of $4,043,000, $0, and $4,385,000, respectively.

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Core Income
Class I
2018 (7)	$10.67	$0.16	($0.37)	($0.21)	$-	$-	$-	$10.46	0.75%	0.75%	2.98%	(1.99%)	$19,830	42%
2017	10.16	0.28	0.23	0.51	-	-	-	10.67	0.74%	0.74%	2.69%	5.01%	18,368	73%
2016	9.66	0.28	0.22	0.50	-	-	-	10.16	0.75%	0.75%	2.73%	5.24%	6,489	69%
04/27/2015 - 12/31/2015	10.00	0.19	(0.53)	(0.34)	-	-	-	9.66	0.73%	0.73%	2.87%	(3.43%)	2,318	42%
Class P
2018 (7)	10.73	0.17	(0.38)	(0.21)	-	-	-	10.52	0.55%	0.55%	3.16%	(1.89%)	331,038	42%
2017	10.20	0.30	0.23	0.53	-	-	-	10.73	0.55%	0.55%	2.89%	5.21%	376,752	73%
2016	9.67	0.30	0.23	0.53	-	-	-	10.20	0.55%	0.55%	2.93%	5.45%	353,033	69%
04/27/2015 - 12/31/2015	10.00	0.20	(0.53)	(0.33)	-	-	-	9.67	0.55%	0.55%	2.96%	(3.30%)	390,193	42%
Diversified Bond
Class I
2018 (7)	$9.90	$0.16	($0.40)	($0.24)	$-	$-	$-	$9.66	0.64%	0.64%	3.29%	(2.40%)	$379,201	141%
2017	9.26	0.30	0.34	0.64	-	-	-	9.90	0.64%	0.64%	3.14%	6.88%	376,640	237%
2016	8.82	0.31	0.13	0.44	-	-	-	9.26	0.64%	0.64%	3.33%	5.04%	266,568	182%
2015	8.72	0.27	(0.17)	0.10	-	-	-	8.82	0.64%	0.64%	3.00%	1.05%	244,154	224%
2014	8.10	0.27	0.35	0.62	-	-	-	8.72	0.63%	0.63%	3.17%	7.69%	211,788	259%
2013	8.20	0.24	(0.34)	(0.10)	-	-	-	8.10	0.63%	0.63%	2.91%	(1.15%)	96,448	253%
Class P
2018 (7)	13.32	0.23	(0.53)	(0.30)	-	-	-	13.02	0.44%	0.44%	3.49%	(2.31%)	3,042,152	141%
2017	12.44	0.43	0.45	0.88	-	-	-	13.32	0.44%	0.44%	3.34%	7.09%	3,475,577	237%
2016	11.82	0.44	0.18	0.62	-	-	-	12.44	0.44%	0.44%	3.53%	5.25%	3,556,290	182%
2015	11.67	0.38	(0.23)	0.15	-	-	-	11.82	0.44%	0.44%	3.19%	1.25%	3,371,987	224%
2014	10.82	0.39	0.46	0.85	-	-	-	11.67	0.43%	0.43%	3.39%	7.91%	3,645,493	259%
2013	10.92	0.34	(0.44)	(0.10)	-	-	-	10.82	0.43%	0.43%	3.11%	(0.95%)	2,834,421	253%
Floating Rate Income
Class I
2018 (7)	$11.65	$0.26	($0.06)	$0.20	$-	$-	$-	$11.85	0.92%	0.92%	4.44%	1.77%	$79,702	63%
2017	11.23	0.52	(0.10)	0.42	-	-	-	11.65	0.92%	0.92%	4.53%	3.76%	62,641	102%
2016	10.36	0.45	0.42	0.87	-	-	-	11.23	0.91%	0.91%	4.20%	8.38%	51,273	102%
2015	10.27	0.40	(0.31)	0.09	-	-	-	10.36	0.91%	0.91%	3.87%	0.86%	46,950	59%
2014	10.23	0.41	(0.37)	0.04	-	-	-	10.27	0.93%	0.93%	4.00%	0.41%	33,205	82%
04/30/2013 - 12/31/2013	10.00	0.25	(0.02)	0.23	-	-	-	10.23	0.94%	0.94%	3.63%	2.28%	18,220	117%
Class P
2018 (7)	11.76	0.27	(0.05)	0.22	-	-	-	11.98	0.72%	0.72%	4.55%	1.87%	421,801	63%
2017	11.31	0.52	(0.07)	0.45	-	-	-	11.76	0.72%	0.72%	4.52%	3.97%	560,060	102%
2016	10.41	0.47	0.43	0.90	-	-	-	11.31	0.71%	0.71%	4.34%	8.60%	316,412	102%
2015	10.30	0.43	(0.32)	0.11	-	-	-	10.41	0.71%	0.71%	4.06%	1.06%	411,419	59%
2014	10.24	0.44	(0.38)	0.06	-	-	-	10.30	0.73%	0.73%	4.19%	0.61%	355,421	82%
04/30/2013 - 12/31/2013	10.00	0.24	- (8)	0.24	-	-	-	10.24	0.74%	0.74%	3.62%	2.41%	267,871	117%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)		Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Floating Rate Loan
Class I
2018 (7)	$6.96	$0.14	$- (8)	$0.14	$-	$-	$-	$7.10	1.05%	0.95%		4.05%	1.97%	$181,554	15%
2017	6.70	0.25	0.01	0.26	-	-	-	6.96	1.04%	0.94%		3.60%	3.93%	166,507	38%
2016	6.10	0.25	0.35	0.60	-	-	-	6.70	1.04%	0.94%		3.95%	9.65%	148,841	32%
2015	6.17	0.23	(0.30)	(0.07)	-	-	-	6.10	1.03%	0.93%		3.76%	(1.01%)	130,722	31%
2014	6.12	0.22	(0.17)	0.05	-	-	-	6.17	1.04%	0.94%		3.59%	0.84%	143,819	29%
2013	5.85	0.26	0.01	0.27	-	-	-	6.12	1.03%	0.93%		4.24%	4.53%	155,736	120%
Class P
2018 (7)	9.20	0.19	- (8)	0.19	-	-	-	9.39	0.85%	0.75%		4.16%	2.07%	375,733	15%
2017	8.84	0.34	0.02	0.36	-	-	-	9.20	0.84%	0.74%		3.78%	4.13%	566,919	38%
2016	8.04	0.34	0.46	0.80	-	-	-	8.84	0.84%	0.74%		4.11%	9.86%	380,164	32%
2015	8.11	0.33	(0.40)	(0.07)	-	-	-	8.04	0.83%	0.73%		3.96%	(0.82%)	594,418	31%
2014	8.03	0.31	(0.23)	0.08	-	-	-	8.11	0.84%	0.74%		3.79%	1.04%	592,773	29%
2013	7.66	0.36	0.01	0.37	-	-	-	8.03	0.82%	0.72%		4.59%	4.74%	590,265	120%
High Yield Bond
Class I
2018 (7)	$8.05	$0.21	($0.24)	($0.03)	$-	$-	$-	$8.02	0.63%	0.63%		5.16%	(0.28%)	$308,626	19%
2017	7.47	0.39	0.19	0.58	-	-	-	8.05	0.63%	0.63%		5.02%	7.75%	324,869	46%
2016	6.47	0.38	0.62	1.00	-	-	-	7.47	0.64%	0.64%		5.47%	15.37%	320,486	54%
2015	6.79	0.39	(0.71)	(0.32)	-	-	-	6.47	0.63%	0.63%		5.66%	(4.64%)	283,940	42%
2014	6.76	0.39	(0.36)	0.03	-	-	-	6.79	0.63%	0.63%		5.65%	0.37%	349,435	55%
2013	6.31	0.39	0.06	0.45	-	-	-	6.76	0.63%	0.63%		5.94%	7.25%	387,277	107%
Class P
2018 (7)	8.78	0.23	(0.24)	(0.01)	-	-	-	8.77	0.43%	0.43%		5.36%	(0.18%)	887,315	19%
2017	8.14	0.45	0.19	0.64	-	-	-	8.78	0.43%	0.43%		5.23%	7.96%	522,717	46%
2016	7.04	0.43	0.67	1.10	-	-	-	8.14	0.44%	0.44%		5.70%	15.59%	568,522	54%
2015	7.37	0.44	(0.77)	(0.33)	-	-	-	7.04	0.43%	0.43%		5.86%	(4.45%)	757,568	42%
2014	7.32	0.44	(0.39)	0.05	-	-	-	7.37	0.43%	0.43%		5.85%	0.57%	748,747	55%
2013	6.82	0.43	0.07	0.50	-	-	-	7.32	0.43%	0.43%		6.14%	7.46%	847,905	107%
Inflation Managed
Class I
2018 (7)	$10.55	$0.19	($0.21)	($0.02)	$-	$-	$-	$10.53	1.46%	1.46	% (9)	3.69%	(0.24%)	$319,005	146%
2017	10.18	0.26	0.11	0.37	-	-	-	10.55	1.13%	1.13%		2.52%	3.68%	340,629	193%
2016	9.68	0.23	0.27	0.50	-	-	-	10.18	0.97%	0.97%		2.29%	5.12%	347,022	152%
2015	9.99	0.07	(0.38)	(0.31)	-	-	-	9.68	0.80%	0.80%		0.66%	(3.06%)	376,279	63%
2014	9.68	0.24	0.07	0.31	-	-	-	9.99	0.70%	0.70%		2.35%	3.11%	443,251	57%
2013	10.63	0.11	(1.06)	(0.95)	-	-	-	9.68	0.70%	0.70%		1.04%	(8.92%)	504,243	38%
Class P
2018 (7)	11.95	0.23	(0.25)	(0.02)	-	-	-	11.93	1.26%	1.26	% (9)	3.97%	(0.14%)	409,288	146%
2017	11.50	0.32	0.13	0.45	-	-	-	11.95	0.93%	0.93%		2.70%	3.89%	369,795	193%
2016	10.92	0.30	0.28	0.58	-	-	-	11.50	0.77%	0.77%		2.63%	5.33%	479,187	152%
2015	11.24	0.03	(0.35)	(0.32)	-	-	-	10.92	0.60%	0.60%		0.27%	(2.87%)	324,242	63%
2014	10.88	0.29	0.07	0.36	-	-	-	11.24	0.50%	0.50%		2.59%	3.32%	753,448	57%
2013	11.92	0.14	(1.18)	(1.04)	-	-	-	10.88	0.50%	0.50%		1.26%	(8.74%)	829,624	38%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)		Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Inflation Strategy
Class I
2018 (7)	$10.19	$0.16	($0.16)	$-	$-	$-	$-	$10.19	1.95%	1.95	% (9)	3.23%	(0.05%)	$23,108	42%
2017	9.88	0.17	0.14	0.31	-	-	-	10.19	0.83%	0.83%		1.66%	3.15%	22,121	97%
2016	9.70	0.04	0.14	0.18	-	-	-	9.88	0.66%	0.66%		0.44%	1.86%	16,925	198%
2015	10.02	(0.07)	(0.25)	(0.32)	-	-	-	9.70	0.63%	0.63%		(0.65%)	(3.21%)	19,249	528%
2014	9.79	0.02	0.21	0.23	-	-	-	10.02	0.59%	0.59%		0.18%	2.33%	20,570	157%
2013	10.82	- (8)	(1.03)	(1.03)	-	-	-	9.79	0.59%	0.59%		0.03%	(9.47%)	19,196	142%
Class P
2018 (7)	10.42	0.21	(0.21)	-	-	-	-	10.42	1.81%	1.81	% (9)	4.02%	0.05%	409,303	42%
2017	10.08	0.19	0.15	0.34	-	-	-	10.42	0.61%	0.61%		1.84%	3.35%	164,907	97%
2016	9.88	0.06	0.14	0.20	-	-	-	10.08	0.46%	0.46%		0.61%	2.06%	210,495	198%
2015	10.18	(0.09)	(0.21)	(0.30)	-	-	-	9.88	0.42%	0.42%		(0.85%)	(3.02%)	244,407	528%
2014	9.93	0.05	0.20	0.25	-	-	-	10.18	0.39%	0.39%		0.45%	2.53%	719,358	157%
2013	10.95	0.02	(1.04)	(1.02)	-	-	-	9.93	0.39%	0.39%		0.19%	(9.28%)	947,092	142%
Managed Bond
Class I
2018 (7)	$12.78	$0.15	($0.36)	($0.21)	$-	$-	$-	$12.57	0.94%	0.94	% (9)	2.42%	(1.63%)	$851,248	292%
2017	12.20	0.32	0.26	0.58	-	-	-	12.78	0.69%	0.69%		2.55%	4.72%	880,799	636%
2016	11.86	0.32	0.02	0.34	-	-	-	12.20	0.67%	0.67%		2.66%	2.87%	858,051	485%
2015	11.80	0.31	(0.25)	0.06	-	-	-	11.86	0.64%	0.64%		2.56%	0.56%	918,041	459%
2014	11.29	0.22	0.29	0.51	-	-	-	11.80	0.63%	0.63%		1.86%	4.43%	1,058,000	307%
2013	11.55	0.28	(0.54)	(0.26)	-	-	-	11.29	0.63%	0.63%		2.45%	(2.21%)	1,312,512	526%
Class P
2018 (7)	14.06	0.18	(0.40)	(0.22)	-	-	-	13.84	0.74%	0.74	% (9)	2.61%	(1.54%)	1,626,644	292%
2017	13.40	0.38	0.28	0.66	-	-	-	14.06	0.49%	0.49%		2.75%	4.93%	1,918,966	636%
2016	13.00	0.38	0.02	0.40	-	-	-	13.40	0.48%	0.48%		2.85%	3.08%	2,326,067	485%
2015	12.90	0.36	(0.26)	0.10	-	-	-	13.00	0.44%	0.44%		2.77%	0.76%	2,225,069	459%
2014	12.33	0.26	0.31	0.57	-	-	-	12.90	0.43%	0.43%		2.06%	4.64%	2,399,713	307%
2013	12.58	0.33	(0.58)	(0.25)	-	-	-	12.33	0.43%	0.43%		2.65%	(2.01%)	3,261,224	526%
Short Duration Bond
Class I
2018 (7)	$9.84	$0.09	($0.09)	$-	$-	$-	$-	$9.84	0.64%	0.64%		1.81%	0.06%	$469,974	68%
2017	9.71	0.14	(0.01)	0.13	-	-	-	9.84	0.63%	0.63%		1.38%	1.26%	481,572	52%
2016	9.55	0.11	0.05	0.16	-	-	-	9.71	0.63%	0.63%		1.15%	1.69%	419,185	112%
2015	9.52	0.10	(0.07)	0.03	-	-	-	9.55	0.63%	0.63%		1.09%	0.31%	423,794	93%
2014	9.46	0.10	(0.04)	0.06	-	-	-	9.52	0.63%	0.63%		1.02%	0.67%	405,023	52%
2013	9.42	0.09	(0.05)	0.04	-	-	-	9.46	0.63%	0.63%		0.97%	0.40%	335,971	66%
Class P
2018 (7)	10.20	0.10	(0.08)	0.02	-	-	-	10.22	0.43%	0.43%		1.90%	0.16%	579,594	68%
2017	10.06	0.16	(0.02)	0.14	-	-	-	10.20	0.43%	0.43%		1.58%	1.46%	1,680,469	52%
2016	9.87	0.13	0.06	0.19	-	-	-	10.06	0.43%	0.43%		1.34%	1.89%	1,234,505	112%
2015	9.82	0.12	(0.07)	0.05	-	-	-	9.87	0.43%	0.43%		1.26%	0.51%	710,833	93%
2014	9.73	0.12	(0.03)	0.09	-	-	-	9.82	0.43%	0.43%		1.22%	0.87%	1,797,519	52%
2013	9.68	0.11	(0.06)	0.05	-	-	-	9.73	0.43%	0.43%		1.17%	0.60%	1,913,056	66%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Emerging Markets Debt
Class I
2018 (7)	$12.31	$0.32	($1.15)	($0.83)	$-	$-	$-	$11.48	1.04%	1.04%	5.35%	(6.75%)	$49,327	33%
2017	10.89	0.78	0.64	1.42	-	-	-	12.31	1.06%	1.06%	6.58%	13.09%	47,555	58%
2016	9.30	0.79	0.80	1.59	-	-	-	10.89	1.05%	1.05%	7.56%	17.02%	21,531	73%
2015	9.74	0.63	(1.07)	(0.44)	-	-	-	9.30	1.04%	1.04%	6.42%	(4.42%)	15,366	86%
2014	10.12	0.53	(0.91)	(0.38)	-	-	-	9.74	1.03%	1.03%	5.08%	(3.83%)	17,415	85%
2013	10.82	0.49	(1.19)	(0.70)	-	-	-	10.12	1.04%	1.04%	4.76%	(6.44%)	16,148	112%
Class P
2018 (7)	12.45	0.32	(1.15)	(0.83)	-	-	-	11.62	0.83%	0.83%	5.22%	(6.65%)	1,088,507	33%
2017	10.98	0.81	0.66	1.47	-	-	-	12.45	0.86%	0.86%	6.83%	13.32%	325,005	58%
2016	9.37	0.81	0.80	1.61	-	-	-	10.98	0.85%	0.85%	7.83%	17.25%	576,440	73%
2015	9.78	0.64	(1.05)	(0.41)	-	-	-	9.37	0.84%	0.84%	6.54%	(4.23%)	826,982	86%
2014	10.15	0.55	(0.92)	(0.37)	-	-	-	9.78	0.83%	0.83%	5.28%	(3.63%)	1,200,883	85%
2013	10.83	0.52	(1.20)	(0.68)	-	-	-	10.15	0.84%	0.84%	4.97%	(6.25%)	955,108	112%
Comstock
Class I
2018 (7)	$15.81	$0.11	($0.13)	($0.02)	$-	$-	$-	$15.79	0.94%	0.93%	1.43%	(0.14%)	$268,542	9%
2017	13.43	0.19	2.19	2.38	-	-	-	15.81	0.94%	0.92%	1.33%	17.76%	280,712	13%
2016	11.43	0.24	1.76	2.00	-	-	-	13.43	0.94%	0.93%	2.07%	17.50%	267,692	16%
2015	12.17	0.16	(0.90)	(0.74)	-	-	-	11.43	0.93%	0.91%	1.37%	(6.05%)	252,449	15%
2014	11.14	0.18	0.85	1.03	-	-	-	12.17	0.93%	0.91%	1.52%	9.16%	270,783	30%
2013	8.22	0.12	2.80	2.92	-	-	-	11.14	0.92%	0.91%	1.22%	35.58%	233,172	10%
Class P
2018 (7)	18.05	0.15	(0.16)	(0.01)	-	-	-	18.04	0.74%	0.73%	1.62%	(0.04%)	541,969	9%
2017	15.30	0.25	2.50	2.75	-	-	-	18.05	0.74%	0.73%	1.54%	18.00%	735,493	13%
2016	12.99	0.30	2.01	2.31	-	-	-	15.30	0.74%	0.73%	2.31%	17.73%	823,679	16%
2015	13.80	0.21	(1.02)	(0.81)	-	-	-	12.99	0.73%	0.71%	1.56%	(5.86%)	971,039	15%
2014	12.62	0.23	0.95	1.18	-	-	-	13.80	0.73%	0.71%	1.79%	9.38%	1,370,737	30%
2013	9.29	0.16	3.17	3.33	-	-	-	12.62	0.72%	0.71%	1.43%	35.85%	1,582,229	10%
Developing Growth
Class I
2018 (7)	$15.18	($0.04)	$3.62	$3.58	$-	$-	$-	$18.76	0.83%	0.83%	(0.52%)	23.59%	$155,335	48%
2017	11.66	(0.06)	3.58	3.52	-	-	-	15.18	0.83%	0.83%	(0.44%)	30.21%	128,927	97%
2016	11.95	(0.03)	(0.26)	(0.29)	-	-	-	11.66	0.83%	0.83%	(0.28%)	(2.46%)	112,101	190%
2015	13.04	(0.06)	(1.03)	(1.09)	-	-	-	11.95	0.83%	0.83%	(0.47%)	(8.35%)	128,164	191%
2014	12.99	(0.06)	0.11	0.05	-	-	-	13.04	0.83%	0.83%	(0.48%)	0.37%	140,039	243%
2013	9.71	(0.04)	3.32	3.28	-	-	-	12.99	0.82%	0.82%	(0.34%)	33.87%	159,298	80%
Class P
2018 (7)	17.86	(0.03)	4.26	4.23	-	-	-	22.09	0.64%	0.64%	(0.29%)	23.71%	61,030	48%
2017	13.69	(0.04)	4.21	4.17	-	-	-	17.86	0.64%	0.64%	(0.24%)	30.47%	118,183	97%
2016	14.01	(0.02)	(0.30)	(0.32)	-	-	-	13.69	0.63%	0.63%	(0.19%)	(2.27%)	124,319	190%
2015	15.25	(0.04)	(1.20)	(1.24)	-	-	-	14.01	0.63%	0.63%	(0.25%)	(8.17%)	399,767	191%
2014	15.17	(0.04)	0.12	0.08	-	-	-	15.25	0.63%	0.63%	(0.31%)	0.57%	517,917	243%
2013	11.31	(0.02)	3.88	3.86	-	-	-	15.17	0.63%	0.63%	(0.15%)	34.13%	416,847	80%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period, were as follows:

	Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Dividend Growth
Class I
2018 (7)	$20.04	$0.10		$0.18	$0.28	$-	$-	$-	$20.32	0.89%	0.89%	1.02%	1.40%	$398,198	11%
2017	16.83	0.19		3.02	3.21	-	-	-	20.04	0.89%	0.89%	1.05%	19.07%	404,609	18%
2016	15.10	0.22		1.51	1.73	-	-	-	16.83	0.89%	0.89%	1.42%	11.46%	362,404	25%
2015	14.79	0.17		0.14	0.31	-	-	-	15.10	0.89%	0.89%	1.15%	2.09%	315,128	23%
2014	13.19	0.15		1.45	1.60	-	-	-	14.79	0.89%	0.89%	1.11%	12.10%	313,266	24%
2013	10.14	0.14		2.91	3.05	-	-	-	13.19	0.89%	0.89%	1.16%	30.11%	261,574	18%
Class P
2018 (7)	21.95	0.14		0.19	0.33	-	-	-	22.28	0.69%	0.69%	1.24%	1.50%	595,923	11%
2017	18.40	0.25		3.30	3.55	-	-	-	21.95	0.69%	0.69%	1.25%	19.31%	438,657	18%
2016	16.47	0.28		1.65	1.93	-	-	-	18.40	0.70%	0.70%	1.62%	11.68%	461,980	25%
2015	16.10	0.22		0.15	0.37	-	-	-	16.47	0.69%	0.69%	1.32%	2.29%	372,191	23%
2014	14.33	0.20		1.57	1.77	-	-	-	16.10	0.69%	0.69%	1.31%	12.33%	727,816	24%
2013	11.00	0.17		3.16	3.33	-	-	-	14.33	0.69%	0.69%	1.35%	30.37%	631,460	18%
Equity Index
Class I
2018 (7)	$62.89	$0.51		$1.03	$1.54	$-	$-	$-	$64.43	0.28%	0.28%	1.62%	2.44%	$2,247,032	2%
2017	51.77	1.00		10.12	11.12	-	-	-	62.89	0.28%	0.28%	1.74%	21.48%	2,223,044	4%
2016	46.39	0.93		4.45	5.38	-	-	-	51.77	0.28%	0.28%	1.93%	11.61%	1,654,721	8%
2015	45.86	0.85		(0.32)	0.53	-	-	-	46.39	0.28%	0.28%	1.82%	1.14%	1,492,171	9%
2014	40.45	0.75		4.66	5.41	-	-	-	45.86	0.28%	0.28%	1.76%	13.38%	1,343,767	2%
2013	30.67	0.66		9.12	9.78	-	-	-	40.45	0.28%	0.28%	1.84%	31.92%	1,127,684	4%
Class P
2018 (7)	64.82	0.60		1.05	1.65	-	-	-	66.47	0.08%	0.08%	1.82%	2.54%	469,656	2%
2017	53.26	1.14		10.42	11.56	-	-	-	64.82	0.08%	0.08%	1.93%	21.72%	884,163	4%
2016	47.62	1.05		4.59	5.64	-	-	-	53.26	0.08%	0.08%	2.12%	11.83%	683,382	8%
2015	46.99	0.95		(0.32)	0.63	-	-	-	47.62	0.08%	0.08%	2.00%	1.34%	517,028	9%
2014	41.37	0.89		4.73	5.62	-	-	-	46.99	0.07%	0.07%	1.97%	13.60%	746,400	2%
2013	31.30	0.72		9.35	10.07	-	-	-	41.37	0.07%	0.07%	2.02%	32.18%	50,115	4%
Focused Growth
Class I
2018 (7)	$26.76	($0.04)		$3.67	$3.63	$-	$-	$-	$30.39	0.96%	0.96%	(0.24%)	13.57%	$196,297	20%
2017	20.66	(0.04)		6.14	6.10	-	-	-	26.76	0.97%	0.97%	(0.17%)	29.50%	175,961	59%
2016	20.19	(0.03)		0.50	0.47	-	-	-	20.66	0.98%	0.98%	(0.15%)	2.35%	135,803	58%
2015	18.34	(0.03)		1.88	1.85	-	-	-	20.19	0.97%	0.97%	(0.14%)	10.09%	156,113	59%
2014	16.66	(0.04)		1.72	1.68	-	-	-	18.34	0.97%	0.97%	(0.26%)	10.08%	122,045	52%
2013	12.48	(0.04)		4.22	4.18	-	-	-	16.66	0.98%	0.98%	(0.28%)	33.51%	125,799	60%
Class P
2018 (7)	27.14	(-	) (8)	3.72	3.72	-	-	-	30.86	0.75%	0.75%	(0.03%)	13.69%	26	20%
2017	20.92	0.01		6.21	6.22	-	-	-	27.14	0.76%	0.76%	0.04%	29.77%	23	59%
2016	20.39	0.01		0.52	0.53	-	-	-	20.92	0.76%	0.76%	0.07%	2.57%	18	58%
2015	18.48	0.01		1.90	1.91	-	-	-	20.39	0.76%	0.76%	0.07%	10.32%	17	59%
2014	16.76	(0.01)		1.73	1.72	-	-	-	18.48	0.75%	0.75%	(0.03%)	10.31%	16	52%
2013	12.52	(0.01)		4.25	4.24	-	-	-	16.76	0.75%	0.75%	(0.06%)	33.81%	14	60%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period, were as follows:

	Selected Per Share Data									Ratios to Average Net Assets				Supplemental Data
		Investment Operations				Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)		Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Growth
Class I
2018 (7)	$28.26	($-	) (8)	$3.44	$3.44	$-	$-	$-	$31.70	0.77%	0.77%	(0.02%)		12.17%	$613,825	21%
2017	21.47	0.03		6.76	6.79	-	-	-	28.26	0.78%	0.78%	0.10%		31.64%	567,360	21%
2016	21.00	0.02		0.45	0.47	-	-	-	21.47	0.78%	0.78%	0.10%		2.21%	450,925	23%
2015	19.54	0.02		1.44	1.46	-	-	-	21.00	0.77%	0.77%	0.08%		7.46%	487,704	40%
2014	17.95	0.03		1.56	1.59	-	-	-	19.54	0.77%	0.77%	0.14%		8.88%	484,052	43%
2013	13.37	0.03		4.55	4.58	-	-	-	17.95	0.78%	0.78%	0.23%		34.21%	499,654	99%
Class P
2018 (7)	30.43	0.03		3.71	3.74	-	-	-	34.17	0.58%	0.58%	0.18%		12.28%	921,606	21%
2017	23.07	0.08		7.28	7.36	-	-	-	30.43	0.58%	0.58%	0.30%		31.90%	627,046	21%
2016	22.53	0.07		0.47	0.54	-	-	-	23.07	0.58%	0.58%	0.29%		2.42%	528,725	23%
2015	20.92	0.06		1.55	1.61	-	-	-	22.53	0.58%	0.58%	0.28%		7.68%	658,081	40%
2014	19.18	0.07		1.67	1.74	-	-	-	20.92	0.58%	0.58%	0.35%		9.09%	624,674	43%
2013	14.26	0.07		4.85	4.92	-	-	-	19.18	0.58%	0.58%	0.39%		34.48%	528,480	99%
Large-Cap Growth
Class I
2018 (7)	$10.98	($0.01)		$1.59	$1.58	$-	$-	$-	$12.56	0.93%	0.89%	(0.24%)		14.37%	$273,702	33%
2017	8.21	(0.01)		2.78	2.77	-	-	-	10.98	0.94%	0.90%	(0.12%)		33.69%	231,786	48%
2016	8.17	(0.01)		0.05	0.04	-	-	-	8.21	0.94%	0.90%	(0.12%)		0.51%	174,148	85%
2015	7.70	(0.02)		0.49	0.47	-	-	-	8.17	0.93%	0.89%	(0.20%)		6.09%	210,294	70%
2014	7.10	(0.01)		0.61	0.60	-	-	-	7.70	0.93%	0.89%	(0.17%)		8.43%	178,564	111%
2013	5.17	0.01		1.92	1.93	-	-	-	7.10	0.93%	0.81%	0.21%		37.48%	173,017	222%
Class P
2018 (7)	12.90	(-	) (8)	1.87	1.87	-	-	-	14.77	0.73%	0.69%	(0.05%)		14.48%	1,208,501	33%
2017	9.63	0.01		3.26	3.27	-	-	-	12.90	0.74%	0.70%	0.07%		33.96%	628,397	48%
2016	9.56	0.01		0.06	0.07	-	-	-	9.63	0.74%	0.70%	0.08%		0.71%	768,176	85%
2015	9.00	(-	) (8)	0.56	0.56	-	-	-	9.56	0.73%	0.69%	(-	%) (8)	6.30%	995,060	70%
2014	8.28	-	(8)	0.72	0.72	-	-	-	9.00	0.73%	0.69%	0.02%		8.65%	1,137,017	111%
2013	6.01	0.03		2.24	2.27	-	-	-	8.28	0.73%	0.61%	0.40%		37.75%	1,105,979	222%
Large-Cap Value
Class I
2018 (7)	$22.12	$0.14		($0.58)	($0.44)	$-	$-	$-	$21.68	0.83%	0.83%	1.30%		(1.98%)	$359,961	6%
2017	19.41	0.26		2.45	2.71	-	-	-	22.12	0.82%	0.82%	1.26%		13.95%	391,088	10%
2016	17.20	0.26		1.95	2.21	-	-	-	19.41	0.83%	0.83%	1.48%		12.87%	371,901	12%
2015	17.73	0.24		(0.77)	(0.53)	-	-	-	17.20	0.82%	0.82%	1.38%		(2.99%)	370,309	9%
2014	15.90	0.35		1.48	1.83	-	-	-	17.73	0.82%	0.82%	2.10%		11.50%	402,160	23%
2013	12.02	0.22		3.66	3.88	-	-	-	15.90	0.82%	0.82%	1.58%		32.26%	390,559	8%
Class P
2018 (7)	24.23	0.18		(0.64)	(0.46)	-	-	-	23.77	0.63%	0.63%	1.49%		(1.88%)	1,203,185	6%
2017	21.22	0.33		2.68	3.01	-	-	-	24.23	0.62%	0.62%	1.46%		14.17%	1,691,444	10%
2016	18.76	0.33		2.13	2.46	-	-	-	21.22	0.63%	0.63%	1.69%		13.09%	1,671,640	12%
2015	19.30	0.30		(0.84)	(0.54)	-	-	-	18.76	0.62%	0.62%	1.57%		(2.79%)	1,516,950	9%
2014	17.28	0.42		1.60	2.02	-	-	-	19.30	0.62%	0.62%	2.35%		11.72%	1,982,893	23%
2013	13.04	0.27		3.97	4.24	-	-	-	17.28	0.61%	0.61%	1.77%		32.52%	2,109,161	8%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period, were as follows:

	Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Main Street Core
Class I
2018 (7)	$38.70	$0.23		($0.24)	($0.01)	$-	$-	$-	$38.69	0.68%	0.68%	1.19%	(0.02%)	$620,026	36%
2017	33.05	0.47		5.18	5.65	-	-	-	38.70	0.68%	0.68%	1.30%	17.08%	590,847	37%
2016	29.56	0.46		3.03	3.49	-	-	-	33.05	0.68%	0.68%	1.51%	11.83%	565,181	29%
2015	28.60	0.35		0.61	0.96	-	-	-	29.56	0.67%	0.67%	1.21%	3.35%	551,063	44%
2014	25.81	0.26		2.53	2.79	-	-	-	28.60	0.67%	0.67%	0.95%	10.82%	588,564	52%
2013	19.58	0.22		6.01	6.23	-	-	-	25.81	0.67%	0.67%	0.96%	31.77%	627,303	53%
Class P
2018 (7)	42.98	0.29		(0.25)	0.04	-	-	-	43.02	0.48%	0.48%	1.37%	0.08%	515,316	36%
2017	36.64	0.60		5.74	6.34	-	-	-	42.98	0.48%	0.48%	1.50%	17.32%	776,979	37%
2016	32.70	0.57		3.37	3.94	-	-	-	36.64	0.48%	0.48%	1.69%	12.05%	736,645	29%
2015	31.57	0.45		0.68	1.13	-	-	-	32.70	0.47%	0.47%	1.40%	3.56%	829,214	44%
2014	28.44	0.34		2.79	3.13	-	-	-	31.57	0.48%	0.48%	1.15%	11.04%	1,002,331	52%
2013	21.54	0.28		6.62	6.90	-	-	-	28.44	0.47%	0.47%	1.16%	32.03%	927,847	53%
Mid-Cap Equity
Class I
2018 (7)	$21.11	$0.05		$0.31	$0.36	$-	$-	$-	$21.47	0.88%	0.88%	0.49%	1.73%	$364,468	60%
2017	16.98	0.09		4.04	4.13	-	-	-	21.11	0.88%	0.88%	0.46%	24.27%	369,225	74%
2016	14.34	0.14		2.50	2.64	-	-	-	16.98	0.88%	0.88%	0.95%	18.42%	327,162	133%
2015	14.12	0.15		0.07	0.22	-	-	-	14.34	0.87%	0.87%	1.01%	1.57%	302,950	165%
2014	13.55	0.03		0.54	0.57	-	-	-	14.12	0.87%	0.87%	0.23%	4.23%	310,609	155%
2013	9.95	0.07		3.53	3.60	-	-	-	13.55	0.87%	0.87%	0.59%	36.21%	343,953	202%
Class P
2018 (7)	25.95	0.09		0.38	0.47	-	-	-	26.42	0.68%	0.68%	0.70%	1.83%	578,178	60%
2017	20.84	0.15		4.96	5.11	-	-	-	25.95	0.68%	0.68%	0.65%	24.52%	490,130	74%
2016	17.56	0.20		3.08	3.28	-	-	-	20.84	0.68%	0.68%	1.10%	18.66%	753,255	133%
2015	17.26	0.20		0.10	0.30	-	-	-	17.56	0.68%	0.68%	1.13%	1.77%	543,913	165%
2014	16.52	0.07		0.67	0.74	-	-	-	17.26	0.68%	0.68%	0.43%	4.43%	749,099	155%
2013	12.11	0.11		4.30	4.41	-	-	-	16.52	0.67%	0.67%	0.79%	36.48%	859,859	202%
Mid-Cap Growth
Class I
2018 (7)	$13.19	($0.01)		$1.52	$1.51	$-	$-	$-	$14.70	0.92%	0.89%	(0.11%)	11.40%	$316,028	27%
2017	10.35	-	(8)	2.84	2.84	-	-	-	13.19	0.93%	0.90%	0.03%	27.49%	290,867	25%
2016	9.74	0.03		0.58	0.61	-	-	-	10.35	0.93%	0.90%	0.26%	6.27%	231,917	26%
2015	10.33	0.02		(0.61)	(0.59)	-	-	-	9.74	0.93%	0.88%	0.23%	(5.73%)	245,837	42%
2014	9.52	-	(8)	0.81	0.81	-	-	-	10.33	0.92%	0.87%	0.02%	8.49%	264,349	47%
2013	7.15	(0.02)		2.39	2.37	-	-	-	9.52	0.92%	0.91%	(0.19%)	33.09%	245,303	136%
Class P
2018 (7)	14.43	0.01		1.66	1.67	-	-	-	16.10	0.72%	0.69%	0.09%	11.51%	572,240	27%
2017	11.30	0.02		3.11	3.13	-	-	-	14.43	0.73%	0.71%	0.20%	27.74%	137,708	25%
2016	10.61	0.05		0.64	0.69	-	-	-	11.30	0.73%	0.70%	0.42%	6.48%	198,792	26%
2015	11.23	0.04		(0.66)	(0.62)	-	-	-	10.61	0.73%	0.68%	0.36%	(5.54%)	333,931	42%
2014	10.33	0.02		0.88	0.90	-	-	-	11.23	0.73%	0.68%	0.22%	8.71%	608,508	47%
2013	7.75	-	(8)	2.58	2.58	-	-	-	10.33	0.73%	0.72%	0.01%	33.35%	602,439	136%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Mid-Cap Value
Class I
2018 (7)	$18.47	$0.06	($0.30)	($0.24)	$-	$-	$-	$18.23	0.91%	0.91%	0.66%	(1.31%)	$111,101	30%
2017	16.00	0.10	2.37	2.47	-	-	-	18.47	0.91%	0.91%	0.56%	15.46%	116,569	57%
2016	13.88	0.15	1.97	2.12	-	-	-	16.00	0.92%	0.92%	1.07%	15.29%	101,566	50%
2015	13.93	0.13	(0.18)	(0.05)	-	-	-	13.88	0.92%	0.92%	0.95%	(0.37%)	88,003	133%
2014	13.08	0.11	0.74	0.85	-	-	-	13.93	0.91%	0.91%	0.77%	6.49%	93,649	68%
2013	9.77	0.08	3.23	3.31	-	-	-	13.08	0.91%	0.91%	0.72%	33.89%	102,297	62%
Class P
2018 (7)	27.26	0.11	(0.45)	(0.34)	-	-	-	26.92	0.71%	0.71%	0.83%	(1.21%)	1,186,460	30%
2017	23.56	0.19	3.51	3.70	-	-	-	27.26	0.71%	0.71%	0.76%	15.69%	1,691,696	57%
2016	20.39	0.27	2.90	3.17	-	-	-	23.56	0.72%	0.72%	1.27%	15.52%	1,452,622	50%
2015	20.43	0.23	(0.27)	(0.04)	-	-	-	20.39	0.72%	0.72%	1.13%	(0.17%)	948,687	133%
2014	19.15	0.20	1.08	1.28	-	-	-	20.43	0.71%	0.71%	0.99%	6.71%	1,243,409	68%
2013	14.27	0.15	4.73	4.88	-	-	-	19.15	0.71%	0.71%	0.87%	34.16%	1,278,675	62%
Small-Cap Equity
Class I
2018 (7)	$20.99	$0.10	$0.72	$0.82	$-	$-	$-	$21.81	1.01%	0.91%	0.97%	3.90%	$84,547	21%
2017	19.31	0.20	1.48	1.68	-	-	-	20.99	1.01%	0.91%	1.03%	8.72%	94,677	28%
2016	14.80	0.17	4.34	4.51	-	-	-	19.31	0.99%	0.89%	1.04%	30.42%	91,309	28%
2015	16.07	0.16	(1.43)	(1.27)	-	-	-	14.80	0.99%	0.89%	1.02%	(7.88%)	54,396	39%
2014	15.80	0.13	0.14	0.27	-	-	-	16.07	0.99%	0.89%	0.85%	1.71%	62,927	20%
2013	11.66	0.13	4.01	4.14	-	-	-	15.80	0.98%	0.88%	0.95%	35.45%	64,302	17%
Class P
2018 (7)	27.31	0.16	0.93	1.09	-	-	-	28.40	0.81%	0.71%	1.17%	4.00%	208,980	21%
2017	25.07	0.31	1.93	2.24	-	-	-	27.31	0.81%	0.71%	1.22%	8.94%	427,221	28%
2016	19.19	0.25	5.63	5.88	-	-	-	25.07	0.79%	0.69%	1.22%	30.68%	502,686	28%
2015	20.79	0.25	(1.85)	(1.60)	-	-	-	19.19	0.79%	0.69%	1.23%	(7.70%)	532,983	39%
2014	20.39	0.20	0.20	0.40	-	-	-	20.79	0.79%	0.69%	1.00%	1.91%	532,030	20%
2013	15.03	0.20	5.16	5.36	-	-	-	20.39	0.78%	0.68%	1.13%	35.72%	973,694	17%
Small-Cap Growth
Class P
2018 (7)	$13.15	($0.02)	$1.06	$1.04	$-	$-	$-	$14.19	0.85%	0.85%	(0.25%)	7.88%	$141,336	21%
2017	11.08	(0.03)	2.10	2.07	-	-	-	13.15	0.89%	0.89%	(0.21%)	18.69%	176,700	42%
10/28/2016 - 12/31/2016	10.00	-	1.08	1.08	-	-	-	11.08	0.87%	0.87%	0.04%	10.78%	184,148	8%
Small-Cap Index
Class I
2018 (7)	$23.45	$0.09	$1.63	$1.72	$-	$-	$-	$25.17	0.54%	0.54%	0.73%	7.34%	$567,816	13%
2017	20.56	0.19	2.70	2.89	-	-	-	23.45	0.56%	0.56%	0.88%	14.06%	527,673	11%
2016	17.04	0.20	3.32	3.52	-	-	-	20.56	0.53%	0.53%	1.11%	20.66%	480,651	18%
2015	17.92	0.17	(1.05)	(0.88)	-	-	-	17.04	0.53%	0.53%	0.93%	(4.93%)	399,538	25%
2014	17.17	0.15	0.60	0.75	-	-	-	17.92	0.53%	0.53%	0.87%	4.39%	447,156	14%
2013	12.42	0.14	4.61	4.75	-	-	-	17.17	0.53%	0.53%	0.94%	38.28%	503,573	13%
Class P
2018 (7)	23.71	0.11	1.66	1.77	-	-	-	25.48	0.35%	0.35%	0.91%	7.45%	319,173	13%
2017	20.75	0.22	2.74	2.96	-	-	-	23.71	0.37%	0.37%	1.04%	14.29%	362,997	11%
2016	17.16	0.24	3.35	3.59	-	-	-	20.75	0.33%	0.33%	1.33%	20.90%	703,619	18%
2015	18.01	0.21	(1.06)	(0.85)	-	-	-	17.16	0.33%	0.33%	1.16%	(4.74%)	394,588	25%
2014	17.22	0.18	0.61	0.79	-	-	-	18.01	0.34%	0.34%	1.05%	4.59%	181,020	14%
2013	12.43	0.16	4.63	4.79	-	-	-	17.22	0.33%	0.33%	1.11%	38.55%	300,438	13%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Small-Cap Value
Class I
2018 (7)	$21.41	$0.02	$0.74	$0.76	$-	$-	$-	$22.17	0.98%	0.98%	0.19%	3.55%	$227,285	15%
2017	19.71	0.04	1.66	1.70	-	-	-	21.41	0.98%	0.98%	0.18%	8.65%	231,864	45%
2016	15.21	0.03	4.47	4.50	-	-	-	19.71	0.98%	0.98%	0.21%	29.60%	234,182	64%
2015	15.90	0.15	(0.84)	(0.69)	-	-	-	15.21	0.98%	0.98%	0.92%	(4.34%)	184,728	86%
2014	15.05	0.22	0.63	0.85	-	-	-	15.90	0.98%	0.98%	1.44%	5.64%	207,213	74%
2013	11.36	0.19	3.50	3.69	-	-	-	15.05	0.98%	0.98%	1.43%	32.49%	213,121	27%
Class P
2018 (7)	26.02	0.04	0.90	0.94	-	-	-	26.96	0.78%	0.78%	0.34%	3.65%	238,371	15%
2017	23.90	0.09	2.03	2.12	-	-	-	26.02	0.78%	0.78%	0.39%	8.87%	455,577	45%
2016	18.40	0.08	5.42	5.50	-	-	-	23.90	0.78%	0.78%	0.41%	29.85%	420,665	64%
2015	19.20	0.21	(1.01)	(0.80)	-	-	-	18.40	0.78%	0.78%	1.10%	(4.15%)	261,296	86%
2014	18.14	0.30	0.76	1.06	-	-	-	19.20	0.78%	0.78%	1.60%	5.85%	527,400	74%
2013	13.66	0.26	4.22	4.48	-	-	-	18.14	0.78%	0.78%	1.64%	32.75%	326,430	27%
Value Advantage
Class I
2018 (7)	$16.92	$0.11	($0.29)	($0.18)	$-	$-	$-	$16.74	0.89%	0.88%	1.33%	(1.06%)	$35,922	12%
2017	14.80	0.21	1.91	2.12	-	-	-	16.92	0.89%	0.88%	1.34%	14.32%	34,916	25%
2016	12.71	0.19	1.90	2.09	-	-	-	14.80	0.89%	0.89%	1.44%	16.49%	28,573	28%
2015	13.33	0.16	(0.78)	(0.62)	-	-	-	12.71	0.88%	0.88%	1.21%	(4.69%)	17,516	30%
2014	11.68	0.19	1.46	1.65	-	-	-	13.33	0.89%	0.89%	1.48%	14.14%	23,660	28%
2013	10.00	0.10	1.58	1.68	-	-	-	11.68	0.88%	0.88%	1.33%	16.80%	3,717	29%
Class P
2018 (7)	17.08	0.13	(0.29)	(0.16)	-	-	-	16.92	0.69%	0.68%	1.53%	(0.96%)	955,853	12%
2017	14.91	0.24	1.93	2.17	-	-	-	17.08	0.69%	0.68%	1.55%	14.55%	1,285,850	25%
2016	12.78	0.22	1.91	2.13	-	-	-	14.91	0.69%	0.69%	1.65%	16.72%	1,216,120	28%
2015	13.38	0.19	(0.79)	(0.60)	-	-	-	12.78	0.68%	0.68%	1.44%	(4.50%)	977,776	30%
2014	11.70	0.24	1.44	1.68	-	-	-	13.38	0.68%	0.68%	1.96%	14.37%	861,261	28%
2013	10.00	0.11	1.59	1.70	-	-	-	11.70	0.69%	0.69%	1.55%	16.96%	838,944	29%
Emerging Markets
Class I
2018 (7)	$18.61	$0.10	($0.30)	($0.20)	$-	$-	$-	$18.41	1.06%	1.06%	1.08%	(1.08%)	$438,025	19%
2017	13.83	0.08	4.70	4.78	-	-	-	18.61	1.06%	1.06%	0.50%	34.52%	447,624	37%
2016	12.99	0.08	0.76	0.84	-	-	-	13.83	1.07%	1.07%	0.57%	6.46%	337,690	33%
2015	15.08	0.09	(2.18)	(2.09)	-	-	-	12.99	1.06%	1.06%	0.64%	(13.84%)	321,829	37%
2014	15.91	0.11	(0.94)	(0.83)	-	-	-	15.08	1.06%	1.06%	0.72%	(5.22%)	396,452	40%
2013	14.63	0.09	1.19	1.28	-	-	-	15.91	1.06%	1.06%	0.63%	8.75%	455,310	45%
Class P
2018 (7)	19.23	0.12	(0.31)	(0.19)	-	-	-	19.04	0.86%	0.86%	1.24%	(0.99%)	1,486,622	19%
2017	14.27	0.12	4.84	4.96	-	-	-	19.23	0.86%	0.86%	0.72%	34.78%	1,672,893	37%
2016	13.37	0.11	0.79	0.90	-	-	-	14.27	0.87%	0.87%	0.79%	6.68%	1,498,659	33%
2015	15.49	0.12	(2.24)	(2.12)	-	-	-	13.37	0.86%	0.86%	0.85%	(13.67%)	1,093,984	37%
2014	16.31	0.15	(0.97)	(0.82)	-	-	-	15.49	0.86%	0.86%	0.93%	(5.03%)	1,320,811	40%
2013	14.97	0.13	1.21	1.34	-	-	-	16.31	0.86%	0.86%	0.82%	8.96%	1,344,341	45%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
International Large-Cap
Class I
2018 (7)	$9.60	$0.12	($0.32)	($0.20)	$-	$-	$-	$9.40	1.00%	1.00%	2.58%	(2.13%)	$554,413	8%
2017	7.53	0.11	1.96	2.07	-	-	-	9.60	1.00%	1.00%	1.30%	27.51%	571,592	10%
2016	7.53	0.10	(0.10)	-	-	-	-	7.53	1.00%	1.00%	1.42%	(0.08%)	499,395	17%
2015	7.57	0.10	(0.14)	(0.04)	-	-	-	7.53	1.00%	1.00%	1.29%	(0.44%)	474,052	16%
2014	7.97	0.13	(0.53)	(0.40)	-	-	-	7.57	1.00%	1.00%	1.61%	(5.02%)	481,317	16%
2013	6.73	0.09	1.15	1.24	-	-	-	7.97	1.00%	1.00%	1.26%	18.42%	518,064	18%
Class P
2018 (7)	10.30	0.17	(0.38)	(0.21)	-	-	-	10.09	0.80%	0.80%	3.24%	(2.03%)	1,622,874	8%
2017	8.06	0.16	2.08	2.24	-	-	-	10.30	0.80%	0.80%	1.68%	27.76%	1,115,876	10%
2016	8.05	0.14	(0.13)	0.01	-	-	-	8.06	0.80%	0.80%	1.75%	0.12%	1,406,106	17%
2015	8.07	0.13	(0.15)	(0.02)	-	-	-	8.05	0.80%	0.80%	1.49%	(0.24%)	1,748,080	16%
2014	8.48	0.14	(0.55)	(0.41)	-	-	-	8.07	0.80%	0.80%	1.68%	(4.83%)	1,959,210	16%
2013	7.15	0.12	1.21	1.33	-	-	-	8.48	0.80%	0.80%	1.54%	18.66%	1,166,770	18%
International Small-Cap
Class I
2018 (7)	$11.51	$0.13	($0.59)	($0.46)	$-	$-	$-	$11.05	1.09%	1.09%	2.32%	(4.01%)	$99,362	13%
2017	8.73	0.12	2.66	2.78	-	-	-	11.51	1.09%	1.09%	1.15%	31.92%	91,245	49%
2016	8.44	0.10	0.19	0.29	-	-	-	8.73	1.09%	1.08%	1.16%	3.42%	74,989	51%
2015	7.93	0.11	0.40	0.51	-	-	-	8.44	1.08%	1.06%	1.33%	6.43%	76,538	52%
2014	8.12	0.13	(0.32)	(0.19)	-	-	-	7.93	1.08%	1.06%	1.60%	(2.42%)	57,344	50%
2013	6.34	0.11	1.67	1.78	-	-	-	8.12	1.08%	1.06%	1.56%	28.09%	57,641	54%
Class P
2018 (7)	15.83	0.18	(0.80)	(0.62)	-	-	-	15.21	0.89%	0.89%	2.24%	(3.91%)	625,027	13%
2017	11.98	0.20	3.65	3.85	-	-	-	15.83	0.89%	0.89%	1.46%	32.18%	905,098	49%
2016	11.56	0.17	0.25	0.42	-	-	-	11.98	0.89%	0.88%	1.48%	3.63%	1,079,140	51%
2015	10.84	0.18	0.54	0.72	-	-	-	11.56	0.88%	0.86%	1.54%	6.64%	1,498,265	52%
2014	11.09	0.20	(0.45)	(0.25)	-	-	-	10.84	0.88%	0.86%	1.80%	(2.22%)	1,157,354	50%
2013	8.64	0.17	2.28	2.45	-	-	-	11.09	0.88%	0.86%	1.77%	28.34%	1,371,136	54%
International Value
Class I
2018 (7)	$12.87	$0.20	($0.88)	($0.68)	$-	$-	$-	$12.19	0.88%	0.88%	3.03%	(5.32%)	$284,123	23%
2017	10.59	0.35	1.93	2.28	-	-	-	12.87	0.90%	0.90%	2.95%	21.57%	303,692	108%
2016	10.28	0.24	0.07	0.31	-	-	-	10.59	0.90%	0.90%	2.45%	2.98%	266,742	59%
2015	10.56	0.18	(0.46)	(0.28)	-	-	-	10.28	0.89%	0.89%	1.65%	(2.63%)	289,713	74%
2014	11.81	0.44	(1.69)	(1.25)	-	-	-	10.56	0.89%	0.89%	3.82%	(10.54%)	302,892	82%
2013	9.70	0.22	1.89	2.11	-	-	-	11.81	0.88%	0.88%	2.06%	21.68%	354,712	51%
Class P
2018 (7)	14.39	0.27	(1.02)	(0.75)	-	-	-	13.64	0.68%	0.68%	3.70%	(5.23%)	1,558,826	23%
2017	11.82	0.42	2.15	2.57	-	-	-	14.39	0.70%	0.70%	3.15%	21.81%	1,118,795	108%
2016	11.45	0.29	0.08	0.37	-	-	-	11.82	0.70%	0.70%	2.60%	3.18%	793,592	59%
2015	11.74	0.23	(0.52)	(0.29)	-	-	-	11.45	0.69%	0.69%	1.87%	(2.44%)	761,986	74%
2014	13.10	0.48	(1.84)	(1.36)	-	-	-	11.74	0.69%	0.69%	3.83%	(10.37%)	1,070,076	82%
2013	10.74	0.27	2.09	2.36	-	-	-	13.10	0.68%	0.68%	2.30%	21.92%	918,931	51%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Health Sciences
Class I
2018 (7)	$35.73	$0.04	$2.30	$2.34	$-	$-	$-	$38.07	1.13%	1.13%	0.20%	6.55%	$395,299	17%
2017	28.82	0.01	6.90	6.91	-	-	-	35.73	1.13%	1.13%	0.03%	23.97%	382,294	37%
2016	30.65	0.02	(1.85)	(1.83)	-	-	-	28.82	1.13%	1.13%	0.08%	(5.97%)	318,388	48%
2015	27.97	(0.04)	2.72	2.68	-	-	-	30.65	1.13%	1.13%	(0.14%)	9.59%	401,444	54%
2014	22.46	(0.06)	5.57	5.51	-	-	-	27.97	1.13%	1.13%	(0.25%)	24.53%	342,433	93%
2013	14.35	(0.10)	8.21	8.11	-	-	-	22.46	1.13%	1.13%	(0.51%)	56.49%	267,985	57%
Class P
2018 (7)	39.06	0.08	2.52	2.60	-	-	-	41.66	0.92%	0.92%	0.41%	6.66%	32	17%
2017	31.44	0.09	7.53	7.62	-	-	-	39.06	0.91%	0.91%	0.24%	24.23%	30	37%
2016	33.37	0.09	(2.02)	(1.93)	-	-	-	31.44	0.92%	0.92%	0.29%	(5.77%)	24	48%
2015	30.39	0.02	2.96	2.98	-	-	-	33.37	0.92%	0.92%	0.07%	9.82%	26	54%
2014	24.35	(0.01)	6.05	6.04	-	-	-	30.39	0.91%	0.91%	(0.04%)	24.80%	24	93%
2013	15.53	(0.06)	8.88	8.82	-	-	-	24.35	0.91%	0.91%	(0.30%)	56.82%	19	57%
Real Estate
Class I
2018 (7)	$24.22	$0.56	($1.07)	($0.51)	$-	$-	$-	$23.71	1.07%	1.07%	5.02%	(2.09%)	$264,049	75%
2017	23.46	0.01	0.75	0.76	-	-	-	24.22	1.06%	1.06%	0.06%	3.24%	285,963	44%
2016	22.01	0.59	0.86	1.45	-	-	-	23.46	1.06%	1.06%	2.59%	6.59%	313,208	21%
2015	21.68	0.34	(0.01)	0.33	-	-	-	22.01	1.05%	1.05%	1.58%	1.52%	318,919	35%
2014	16.60	0.32	4.76	5.08	-	-	-	21.68	1.05%	1.05%	1.68%	30.59%	374,485	29%
2013	16.32	0.29	(0.01)	0.28	-	-	-	16.60	1.05%	1.05%	1.72%	1.71%	281,028	18%
Class P
2018 (7)	25.22	0.57	(1.08)	(0.51)	-	-	-	24.71	0.87%	0.87%	4.85%	(2.00%)	182,170	75%
2017	24.38	(0.08)	0.92	0.84	-	-	-	25.22	0.86%	0.86%	(0.33%)	3.44%	249,186	44%
2016	22.82	0.64	0.92	1.56	-	-	-	24.38	0.86%	0.86%	2.69%	6.80%	370,544	21%
2015	22.44	0.45	(0.07)	0.38	-	-	-	22.82	0.85%	0.85%	2.00%	1.72%	475,537	35%
2014	17.15	0.29	5.00	5.29	-	-	-	22.44	0.85%	0.85%	1.50%	30.85%	498,308	29%
2013	16.83	0.34	(0.02)	0.32	-	-	-	17.15	0.85%	0.85%	1.90%	1.92%	797,151	18%
Technology
Class I
2018 (7)	$7.11	($0.02)	$1.21	$1.19	$-	$-	$-	$8.30	1.13%	1.13%	(0.61%)	16.82%	$164,036	16%
2017	5.12	(0.03)	2.02	1.99	-	-	-	7.11	1.14%	1.14%	(0.54%)	38.78%	134,386	31%
2016	5.48	(0.03)	(0.33)	(0.36)	-	-	-	5.12	1.16%	1.16%	(0.53%)	(6.61%)	87,182	104%
2015	5.65	(0.04)	(0.13)	(0.17)	-	-	-	5.48	1.14%	1.14%	(0.61%)	(3.04%)	99,742	26%
2014	5.15	(0.03)	0.53	0.50	-	-	-	5.65	1.14%	1.14%	(0.52%)	9.85%	93,793	135%
2013	4.20	(0.02)	0.97	0.95	-	-	-	5.15	1.14%	1.14%	(0.39%)	22.50%	82,990	68%
Class P
2018 (7)	8.97	(0.02)	1.55	1.53	-	-	-	10.50	0.92%	0.92%	(0.41%)	16.94%	19	16%
2017	6.45	(0.03)	2.55	2.52	-	-	-	8.97	0.92%	0.92%	(0.33%)	39.08%	16	31%
2016	6.89	(0.02)	(0.42)	(0.44)	-	-	-	6.45	0.94%	0.94%	(0.32%)	(6.41%)	12	104%
2015	7.10	(0.03)	(0.18)	(0.21)	-	-	-	6.89	0.93%	0.93%	(0.40%)	(2.84%)	13	26%
2014	6.45	(0.02)	0.67	0.65	-	-	-	7.10	0.93%	0.93%	(0.31%)	10.09%	13	135%
2013	5.25	(0.01)	1.21	1.20	-	-	-	6.45	0.92%	0.92%	(0.17%)	22.77%	12	68%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period, were as follows:

	Selected Per Share Data									Ratios to Average Net Assets				Supplemental Data
		Investment Operations				Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)		Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Currency Strategies
Class I
2018 (7)	$10.88	($-	) (8)	$0.78	$0.78	$-	$-	$-	$11.66	0.91%	0.91%		(0.02%)	7.09%	$5,305	24%
2017	11.30	(0.05)		(0.37)	(0.42)	-	-	-	10.88	0.91%	0.91%		(0.43%)	(3.59%)	4,473	35%
2016	10.77	(0.07)		0.60	0.53	-	-	-	11.30	0.90%	0.90%		(0.66%)	4.88%	5,226	42%
2015	10.61	(0.07)		0.23	0.16	-	-	-	10.77	0.89%	0.89%		(0.72%)	1.43%	3,997	45%
2014	10.26	(0.08)		0.43	0.35	-	-	-	10.61	0.89%	0.89%		(0.75%)	3.53%	4,526	57%
2013	9.89	(0.07)		0.44	0.37	-	-	-	10.26	0.88%	0.88%		(0.70%)	3.72%	2,614	73%
Class P
2018 (7)	11.00	0.01		0.78	0.79	-	-	-	11.79	0.72%	0.72%		0.16%	7.20%	946,035	24%
2017	11.39	(0.03)		(0.36)	(0.39)	-	-	-	11.00	0.71%	0.71%		(0.23%)	(3.40%)	956,539	35%
2016	10.84	(0.05)		0.60	0.55	-	-	-	11.39	0.70%	0.70%		(0.46%)	5.09%	1,092,323	42%
2015	10.66	(0.05)		0.23	0.18	-	-	-	10.84	0.69%	0.69%		(0.52%)	1.63%	1,286,284	45%
2014	10.28	(0.06)		0.44	0.38	-	-	-	10.66	0.69%	0.69%		(0.56%)	3.74%	1,729,685	57%
2013	9.89	(0.05)		0.44	0.39	-	-	-	10.28	0.68%	0.68%		(0.50%)	3.93%	1,428,683	73%
Diversified Alternatives
Class I
2018 (7)	$11.36	($0.03)		($0.17)	($0.20)	$-	$-	$-	$11.16	1.04%	0.50%		(0.50%)	(1.74%)	$4,896	17%
2017	10.54	(0.06)		0.88	0.82	-	-	-	11.36	1.32%	0.50%		(0.50%)	7.72%	4,569	19%
2016	9.99	(0.05)		0.60	0.55	-	-	-	10.54	4.85%	0.50%		(0.50%)	5.50%	2,953	19%
10/30/2015 - 12/31/2015	10.00	(0.01)		- (8)	(0.01)	-	-	-	9.99	2.47%	0.50%		(0.50%)	(0.08%)	2,024	0	% (10)
Equity Long/Short
Class I
2018 (7)	$15.08	($0.01)		($1.42)	($1.43)	$-	$-	$-	$13.65	1.44%	1.29	% (9)	(0.13%)	(9.52%)	$30,271	0%
2017	12.87	(0.09)		2.30	2.21	-	-	-	15.08	1.40%	1.25%		(0.64%)	17.18%	32,045	0%
2016	11.57	(0.12)		1.42	1.30	-	-	-	12.87	1.40%	1.25%		(1.04%)	11.28%	20,446	0%
04/27/2015 - 12/31/2015	10.00	(0.09)		1.66	1.57	-	-	-	11.57	1.41%	1.26%		(1.20%)	15.67%	15,026	0%
Class P
2018 (7)	15.16	0.01		(1.43)	(1.42)	-	-	-	13.74	1.24%	1.09	% (9)	0.09%	(9.43%)	1,251,678	0%
2017	12.91	(0.07)		2.32	2.25	-	-	-	15.16	1.20%	1.05%		(0.48%)	17.42%	1,029,672	0%
2016	11.58	(0.10)		1.43	1.33	-	-	-	12.91	1.20%	1.05%		(0.85%)	11.50%	1,181,395	0%
04/27/2015 - 12/31/2015	10.00	(0.07)		1.65	1.58	-	-	-	11.58	1.19%	1.04%		(1.00%)	15.82%	1,321,744	0%
Global Absolute Return
Class I
2018 (7)	$11.95	$0.28		($0.75)	($0.47)	$-	$-	$-	$11.48	1.14%	1.14	% (9)	4.78%	(3.92%)	$33,562	44%
2017	11.24	0.55		0.16	0.71	-	-	-	11.95	1.14%	1.14%		4.68%	6.36%	36,174	88%
2016	10.75	0.55		(0.06)	0.49	-	-	-	11.24	1.13%	1.13%		5.05%	4.65%	13,989	79%
2015	10.46	0.55		(0.26)	0.29	-	-	-	10.75	1.12%	1.12%		5.14%	2.69%	14,083	93%
2014	9.87	0.48		0.11	0.59	-	-	-	10.46	1.15%	1.15%		4.70%	6.03%	10,686	127%
2013	9.98	0.35		(0.46)	(0.11)	-	-	-	9.87	1.09%	1.09%		3.53%	(1.15%)	7,240	93%
Class P
2018 (7)	12.08	0.30		(0.77)	(0.47)	-	-	-	11.61	0.94%	0.94	% (9)	4.97%	(3.83%)	915,418	44%
2017	11.34	0.58		0.16	0.74	-	-	-	12.08	0.94%	0.94%		4.88%	6.57%	1,015,108	88%
2016	10.82	0.58		(0.06)	0.52	-	-	-	11.34	0.93%	0.93%		5.23%	4.85%	827,690	79%
2015	10.51	0.58		(0.27)	0.31	-	-	-	10.82	0.92%	0.92%		5.36%	2.89%	1,117,228	93%
2014	9.89	0.49		0.13	0.62	-	-	-	10.51	0.95%	0.95%		4.82%	6.24%	1,534,502	127%
2013	9.99	0.36		(0.46)	(0.10)	-	-	-	9.89	0.88%	0.88%		3.59%	(0.95%)	1,936,490	93%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Dynamix - Conservative Growth
Class I
2018 (7)	$15.64	($0.03)	($0.07)	($0.10)	$-	$-	$-	$15.54	0.42%	0.38%	(0.38%)	(0.64%)	$547,722	7%
2017	14.23	(0.06)	1.47	1.41	-	-	-	15.64	0.42%	0.37%	(0.37%)	9.94%	554,361	11%
2016	13.32	(0.05)	0.96	0.91	-	-	-	14.23	0.42%	0.37%	(0.37%)	6.84%	522,146	8%
2015	13.47	(0.05)	(0.10)	(0.15)	-	-	-	13.32	0.42%	0.38%	(0.38%)	(1.10%)	458,930	9%
2014	12.76	(0.05)	0.76	0.71	-	-	-	13.47	0.42%	0.38%	(0.38%)	5.50%	441,650	11%
2013	11.67	(0.05)	1.14	1.09	-	-	-	12.76	0.42%	0.38%	(0.38%)	9.39%	342,779	9%
Pacific Dynamix - Moderate Growth
Class I
2018 (7)	$19.58	($0.04)	($0.03)	($0.07)	$-	$-	$-	$19.51	0.42%	0.37%	(0.37%)	(0.36%)	$2,429,194	6%
2017	17.21	(0.07)	2.44	2.37	-	-	-	19.58	0.41%	0.36%	(0.36%)	13.79%	2,413,720	6%
2016	15.87	(0.06)	1.40	1.34	-	-	-	17.21	0.42%	0.37%	(0.37%)	8.45%	2,022,205	5%
2015	16.16	(0.06)	(0.23)	(0.29)	-	-	-	15.87	0.41%	0.37%	(0.37%)	(1.85%)	1,793,442	2%
2014	15.32	(0.06)	0.90	0.84	-	-	-	16.16	0.42%	0.37%	(0.37%)	5.53%	1,580,279	6%
2013	13.32	(0.05)	2.05	2.00	-	-	-	15.32	0.42%	0.37%	(0.37%)	14.95%	1,151,519	3%
Pacific Dynamix - Growth
Class I
2018 (7)	$21.86	($0.04)	$0.04	$-	$-	$-	$-	$21.86	0.42%	0.37%	(0.37%)	0.01%	$785,501	9%
2017	18.60	(0.07)	3.33	3.26	-	-	-	21.86	0.42%	0.36%	(0.36%)	17.52%	772,806	13%
2016	16.88	(0.06)	1.78	1.72	-	-	-	18.60	0.42%	0.37%	(0.37%)	10.17%	624,976	10%
2015	17.30	(0.06)	(0.36)	(0.42)	-	-	-	16.88	0.42%	0.37%	(0.37%)	(2.45%)	574,532	6%
2014	16.41	(0.06)	0.95	0.89	-	-	-	17.30	0.42%	0.37%	(0.37%)	5.43%	524,769	8%
2013	13.57	(0.05)	2.89	2.84	-	-	-	16.41	0.42%	0.36%	(0.36%)	20.98%	418,668	6%
Portfolio Optimization Conservative
Class I
2018 (7)	$12.81	($0.02)	($0.16)	($0.18)	$-	$-	$-	$12.63	0.32%	0.32%	(0.32%)	(1.47%)	$1,691,709	16%
2017	11.93	(0.04)	0.92	0.88	-	-	-	12.81	0.32%	0.32%	(0.31%)	7.37%	1,819,223	11%
2016	11.28	(0.04)	0.69	0.65	-	-	-	11.93	0.32%	0.32%	(0.32%)	5.83%	2,019,885	29%
2015	11.28	(0.04)	0.04	-	-	-	-	11.28	0.31%	0.31%	(0.31%)	(0.03%)	2,119,782	19%
2014	10.91	(0.04)	0.41	0.37	-	-	-	11.28	0.31%	0.31%	(0.31%)	3.39%	2,422,841	13%
2013	10.59	(0.03)	0.35	0.32	-	-	-	10.91	0.31%	0.28%	(0.28%)	3.04%	2,838,674	8%
Portfolio Optimization Moderate-Conservative
Class I
2018 (7)	$13.89	($0.02)	($0.13)	($0.15)	$-	$-	$-	$13.74	0.32%	0.32%	(0.32%)	(1.09%)	$2,764,154	18%
2017	12.54	(0.04)	1.39	1.35	-	-	-	13.89	0.31%	0.31%	(0.31%)	10.79%	3,012,199	9%
2016	11.74	(0.04)	0.84	0.80	-	-	-	12.54	0.32%	0.32%	(0.32%)	6.78%	3,501,918	16%
2015	11.79	(0.04)	(0.01)	(0.05)	-	-	-	11.74	0.31%	0.31%	(0.31%)	(0.41%)	3,704,156	17%
2014	11.34	(0.04)	0.49	0.45	-	-	-	11.79	0.31%	0.31%	(0.31%)	4.03%	4,196,686	17%
2013	10.48	(0.03)	0.89	0.86	-	-	-	11.34	0.31%	0.28%	(0.28%)	8.16%	4,505,967	12%
Portfolio Optimization Moderate
Class I
2018 (7)	$14.86	($0.02)	($0.09)	($0.11)	$-	$-	$-	$14.75	0.32%	0.32%	(0.32%)	(0.75%)	$11,245,927	18%
2017	13.13	(0.04)	1.77	1.73	-	-	-	14.86	0.31%	0.31%	(0.31%)	13.22%	12,153,581	9%
2016	12.14	(0.04)	1.03	0.99	-	-	-	13.13	0.32%	0.32%	(0.32%)	8.08%	12,248,929	14%
2015	12.19	(0.04)	(0.01)	(0.05)	-	-	-	12.14	0.31%	0.31%	(0.31%)	(0.36%)	12,849,093	16%
2014	11.65	(0.04)	0.58	0.54	-	-	-	12.19	0.31%	0.31%	(0.31%)	4.62%	14,825,332	16%
2013	10.33	(0.03)	1.35	1.32	-	-	-	11.65	0.31%	0.28%	(0.28%)	12.74%	15,883,448	12%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Portfolio Optimization Growth
Class I
2018 (7)	$15.88	($0.03)	($0.04)	($0.07)	$-	$-	$-	$15.81	0.32%	0.32%	(0.32%)	(0.41%)	$9,596,526	18%
2017	13.64	(0.05)	2.29	2.24	-	-	-	15.88	0.31%	0.31%	(0.31%)	16.38%	10,373,218	12%
2016	12.54	(0.04)	1.14	1.10	-	-	-	13.64	0.32%	0.32%	(0.32%)	8.81%	10,222,380	17%
2015	12.58	(0.04)	-	(0.04)	-	-	-	12.54	0.31%	0.31%	(0.31%)	(0.33%)	10,758,744	16%
2014	11.97	(0.04)	0.65	0.61	-	-	-	12.58	0.31%	0.31%	(0.31%)	5.08%	12,300,634	17%
2013	10.19	(0.03)	1.81	1.78	-	-	-	11.97	0.31%	0.28%	(0.28%)	17.46%	13,367,354	14%
Portfolio Optimization Aggressive-Growth
Class I
2018 (7)	$16.38	($0.03)	$0.02	($0.01)	$-	$-	$-	$16.37	0.32%	0.32%	(0.32%)	(0.08%)	$2,169,111	17%
2017	13.81	(0.05)	2.62	2.57	-	-	-	16.38	0.31%	0.31%	(0.31%)	18.60%	2,314,010	14%
2016	12.63	(0.04)	1.22	1.18	-	-	-	13.81	0.32%	0.32%	(0.32%)	9.33%	2,222,199	11%
2015	12.75	(0.04)	(0.08)	(0.12)	-	-	-	12.63	0.31%	0.31%	(0.31%)	(0.91%)	2,312,489	16%
2014	12.11	(0.04)	0.68	0.64	-	-	-	12.75	0.31%	0.31%	(0.31%)	5.29%	2,639,423	19%
2013	10.02	(0.03)	2.12	2.09	-	-	-	12.11	0.31%	0.28%	(0.28%)	20.86%	2,876,530	16%
PSF DFA Balanced Allocation
Class D
2018	$11.94	$0.09	($0.11)	($0.02)	$-	$-	$-	$11.92	0.55%	0.55%	1.47%	(0.22%)	$133,530	9%
2017	10.57	0.30	1.07	1.37	-	-	-	11.94	0.59%	0.55%	2.65%	12.98%	102,404	16%
04/29/2016 - 12/31/2016	10.00	0.24	0.33	0.57	-	-	-	10.57	0.85%	0.55%	3.50%	5.72%	33,115	30%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For share classes that commenced operations after January 1, 2013, the first date reported represents the commencement date of operations for that share class.
(3)	Since January 1, 2013, no dividends and capital gains distributions have been made by the Funds under the current dividend and distribution policy (see Note 2B in Notes to Financial Statements).
(4)	The ratios for periods of less than one full year are annualized.
(5)	The ratios of expenses after expense reductions to average daily net assets are after advisory fee waivers and adviser expense reimbursements, if any, as discussed in Notes 6, 7B, and 7C in Notes to the Financial Statements. The expense ratios for the Diversified Alternatives, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios do not include expenses of their respective underlying funds (see Note 1 in Notes to Financial Statements) in which they invest.
(6)	Total returns for periods of less than one full year are not annualized.
(7)	Unaudited for the six-month period ended June 30, 2018.
(8)	Reflects an amount rounding to less than $0.01 per share or 0.01%.
(9)	The annualized ratios of expenses, excluding interest expense, after expense reductions to average net assets for the period ended June 30, 2018 are as follows:

Portfolio	Class I	Class P
Inflation Managed	0.65%	0.45%
Inflation Strategy	0.62%	0.42%
Managed Bond	0.64%	0.44%
Equity Long/Short	1.24%	1.05%
Global Absolute Return	1.11%	0.91%

(10)	The portfolio turnover rate for Diversified Alternatives Portfolio reflects an amount rounding to less than 1% for the period ended December 31, 2015.

See Notes to Financial Statements

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of June 30, 2018, the Trust was comprised of fifty-six separate funds, forty-seven of which are presented in these financial statements (each individually a “Fund”, and collectively the “Funds”):

Core Income Portfolio (1)	Large-Cap Growth Portfolio (1)	Real Estate Portfolio (1)
Diversified Bond Portfolio (1)	Large-Cap Value Portfolio (1)	Technology Portfolio
Floating Rate Income Portfolio (1)	Main Street® Core Portfolio (1)	Currency Strategies Portfolio (1)
Floating Rate Loan Portfolio (1)	Mid-Cap Equity Portfolio (1)	Diversified Alternatives Portfolio
High Yield Bond Portfolio (1)	Mid-Cap Growth Portfolio (1)	Equity Long/Short Portfolio (1)
Inflation Managed Portfolio (1)	Mid-Cap Value Portfolio (1)	Global Absolute Return Portfolio (1)
Inflation Strategy Portfolio (1)	Small-Cap Equity Portfolio (1)	Pacific Dynamix – Conservative Growth Portfolio (2)
Managed Bond Portfolio (1)	Small-Cap Growth (1)	Pacific Dynamix – Moderate Growth Portfolio (2)
Short Duration Bond Portfolio (1)	Small-Cap Index Portfolio (1)	Pacific Dynamix – Growth Portfolio (2)
Emerging Markets Debt Portfolio (1)	Small-Cap Value Portfolio (1)	Portfolio Optimization Conservative Portfolio (3)
Comstock Portfolio (1)	Value Advantage Portfolio (1)	Portfolio Optimization Moderate-Conservative Portfolio (3)
Developing Growth Portfolio (1)	Emerging Markets Portfolio (1)	Portfolio Optimization Moderate Portfolio (3)
Dividend Growth Portfolio (1)	International Large-Cap Portfolio (1)	Portfolio Optimization Growth Portfolio (3)
Equity Index Portfolio (1)	International Small-Cap Portfolio (1)	Portfolio Optimization Aggressive-Growth Portfolio (3)
Focused Growth Portfolio	International Value Portfolio (1)	PSF DFA Balanced Allocation Portfolio
Growth Portfolio (1)	Health Sciences Portfolio

(1)	These Funds are collectively known as the “Underlying Funds”.
(2)	These Funds are collectively known as the “Pacific Dynamix Portfolios”.
(3)	These Funds are collectively known as the “Portfolio Optimization Portfolios”.

The Trust offers three separate share classes: Class D, Class I, and Class P. Each Fund presented in these financial statements – except for the Small-Cap Growth Portfolio, Diversified Alternatives Portfolio, Pacific Dynamix Portfolios, Portfolio Optimization Portfolios, and PSF DFA Balanced Allocation Portfolio – offers both Class I and Class P shares. The Diversified Alternatives Portfolio, Pacific Dynamix Portfolios, and Portfolio Optimization Portfolios offer Class I shares only. The PSF DFA Balanced Allocation Portfolio offers Class D shares only. The Small-Cap Growth Portfolio offers Class P shares only.

The Portfolio Optimization Portfolios, Pacific Dynamix Portfolios, Diversified Alternatives Portfolio, and the PSF DFA Balanced Allocation Portfolio are known individually as “Fund of Funds” and collectively as the “Funds of Funds.”

The Diversified Alternatives Portfolio and Portfolio Optimization Portfolios invest their assets in Class P shares of certain Underlying Funds (see Note 7D). Presently, only the Diversified Alternatives Portfolio, Portfolio Optimization Portfolios, the Investment Adviser, and certain of its affiliates can invest in Class P shares of the Underlying Funds.

The PSF DFA Balanced Allocation Portfolio invests its assets in a variety of eligible third party mutual funds and/or variable insurance trusts (the “DFA Underlying Funds”) which, in turn, invest in domestic and foreign equity and debt instruments. The DFA Underlying Funds are offered by Dimensional Investment Group Inc. and/or DFA Investment Dimensions Group Inc., as managed by Dimensional Fund Advisors LP, and are not funds of the Trust. Dimensional Investment Group Inc. and DFA Investment Dimensions Group, Inc. are not affiliated with the Trust, the Fund, or the Investment Adviser.

The Pacific Dynamix Portfolios invest their assets in Class P shares of the PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets, and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Funds”) (see Note 7D). Presently, only the Pacific Dynamix Portfolios, the Investment Adviser, and certain of its affiliates can invest in the Pacific Dynamix Underlying Funds.

There is a separate semi-annual report containing the financial statements for the Pacific Dynamix Underlying Funds, which is available without charge. For information on how to obtain the semi-annual report for these Funds, see the Where to Go for More Information section of this report on page D-8.

Shares of the Funds within the Trust are offered only to certain separate accounts of Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which Funds of the Trust to make available.

Main Street is a registered trademark of OppenheimerFunds, Inc.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

On November 17, 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. This update intends to reduce diversity in the presentation of restricted cash and restricted cash equivalents in the statement. Any restricted cash and restricted cash equivalents is included as components of cash and cash equivalents as presented on the statement of cash flows (see required disclosure on page B-25).

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Fund of the Trust is treated as a partnership for Federal income tax purposes. As partnerships, none of these Funds are required to distribute taxable income and capital gains (see Note 11). No dividend and capital gain distributions have been paid by any Fund during the period ended June 30, 2018 and there will be no dividends and capital gains distributions paid by any Fund in future years under the current dividend and distribution policy.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund, including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. NEW PRONOUNCEMENTS

On March 30, 2017, the FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities, which requires the premium associated with the purchase of callable debt securities be amortized to the earliest call date and no longer amortized through the contractual life of the instrument. The changes are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of this ASU and its impact on the financial statements.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund presented in these financial statements is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, option contracts, and swap agreements for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Trust’s Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Investments in Mutual Funds and Variable Insurance Trusts

Fund investments in affiliated or unaffiliated mutual funds (and/or variable insurance trusts) are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value, a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments

● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of June 30, 2018, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

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U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to exchange listed option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third-party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of total return basket swaps are derived from a combination of the (i) net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps – Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value of future cash flows, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods

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of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Diversified Alternatives Portfolio and Portfolio Optimization Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among those Underlying Funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Underlying Fund (see Note 7D).

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of their assets among those Pacific Dynamix Underlying Funds. The semi-annual report for the Pacific Dynamix Underlying Funds contains information about the risks associated with investing in the Pacific Dynamix Underlying Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Pacific Dynamix Underlying Fund (see Note 7D).

The PSF DFA Balanced Allocation Portfolio is exposed to the same risks as the DFA Underlying Funds in direct proportion to the allocation of its assets among the DFA Underlying Funds. Allocations among the DFA Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the PSF DFA Balanced Allocation Portfolio may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or DFA Underlying Funds may cause it to underperform other mutual funds with a similar investment objective. The PSF DFA Balanced Allocation Portfolio may invest in any or all of the DFA Underlying Funds, but will not necessarily be invested in every DFA Underlying Fund at any particular time.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

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Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country, or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. The exact time frame for the implementation of Brexit is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue, and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2018, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of June 30, 2018, the Floating Rate Income and Floating Rate Loan Portfolios had unfunded loan commitments of $717,502 and $997,807, respectively, (see details in the Notes to Schedules of Investments).

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped

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mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a

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Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited, or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, securities lending transactions, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if

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the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities,

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to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following Funds entered into futures contracts for the reasons described: The Diversified Bond Portfolio used futures to manage duration and yield curve exposure. The Inflation Strategy Portfolio used futures for hedging purposes and to manage duration and yield curve exposure. The Inflation Managed and Managed Bond Portfolios entered into futures contracts to manage interest rate exposure, to provide liquidity, and as a substitute for cash bond exposure. The Short Duration Bond Portfolio used interest rate futures contracts to manage duration and interest rate risk. The Equity Index, Small-Cap Equity, and Small-Cap Index Portfolios utilized futures to provide market exposure proportionate to the size of each Fund’s cash flows and residual cash balances. The International Large-Cap, International Small-Cap and International Value Portfolios utilized futures to gain market exposure with the cash generated during PLFA’s reallocation of assets for the funds-of-funds. The Equity Long/Short Portfolio used futures to gain exposure to the equity market. The Global Absolute Return Portfolio used futures to manage duration and interest rate risk, to maintain full exposure to the equities market, to manage exposure to various markets and interest rates, to provide daily liquidity for the Fund’s inflows and outflows, and to enhance returns.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the reporting period, the following Funds entered into option contracts for the reasons described: The Diversified Bond Portfolio used options to manage duration and yield curve exposure. The Inflation Managed and Managed Bond Portfolios purchased and sold/wrote options and swaptions on futures, currencies, volatility, mortgage pass-through securities and swaps as a means of capitalizing on anticipated changes in market volatility and to generate income. The Managed Bond Portfolio held inflation floors to hedge duration, and the Inflation Managed Portfolio sold/wrote inflation caps and floors to hedge duration. The Inflation Strategy Portfolio purchased swaptions on interest rates for hedging purposes. The Mid-Cap Growth and Health Sciences Portfolios purchased and wrote option contracts on individual equity securities to gain exposure to certain companies, to generate income, for liquidity enhancement, and to hedge market risk on equity securities. The Currency Strategies Portfolio purchased options to gain exposure to the currency market as part of the Fund’s investment strategy. The Global Absolute Return Portfolio purchased or wrote options to protect gains and to enhance returns.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting

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contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into forward foreign currency contracts for the reasons described: The Diversified Bond Portfolio used Forward Contracts for hedging purposes (to help protect the Funds’ returns against adverse currency movements) and to manage currency exposures. The Inflation Managed and Managed Bond Portfolios used Forward Contracts in connection with settling planned purchases or sales of investments, to hedge against currency exposure associated with some or all of these investments, and as a part the investment strategy for these Funds. The Emerging Markets Debt, Short Duration Bond and Equity Long/Short Portfolios used Forward Contracts to gain market exposure, for hedging purposes to help protect the Fund’s returns against adverse currency movements, and as a part of the Fund’s investment strategy. The Comstock Portfolio used Forward Contracts for hedging purpose to help protect the Fund’s returns against adverse currency movement and to isolate stock selection as the primary driver of performance. The Health Sciences Portfolio used Forward Contracts to manage exposure to foreign currencies and as an economic hedge against specific transactions and Fund investments. The Currency Strategies Portfolio utilized non-deliverable Forwards Contracts to gain or increase exposure to various currencies (both long and short positions) for hedging purposes to protect the Fund’s returns against adverse currency movements and as a part of the Fund’s investment strategy. The Global Absolute Return Portfolio used Forward Contracts for hedging purposes to protect the Fund’s returns against adverse currency movements, to shift foreign currency exposure back to U.S. dollars, to shift exposure from one currency to another, to enhance returns, and as a substitute for securities.

Forward Bond Contracts – Forward bond contracts represent a short-term forward contract to purchase a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For forward bond contracts, unrealized gains and losses, based on changes in the value of the contract, are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

None of the Funds presented in these financial statements held Forward Bond Contracts as of June 30, 2018.

Forward Volatility Agreements – Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate and expiration date are determined at the trade date. At expiration, the amount settled is determined based on an options pricing model (typically Black Scholes), the then-current spot exchange rate, interest rates, and the agreed upon implied volatility. Changes in the value of the forward volatility agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.

During the reporting period, the Global Absolute Return Portfolio entered into Forward Volatility Agreements to enhance returns.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the

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discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into interest rate swap agreements for the reasons described: The Diversified Bond Portfolio entered into interest rate swaps in order to manage duration and yield curve exposure. The Inflation Managed and Managed Bond Portfolios entered into interest rate swaps to manage nominal or real interest rate risk in various global markets and as a substitute for cash bond exposure. The Inflation Strategy Portfolio utilizes interest rate swaps to manage interest rate curve and duration exposure. The Emerging Markets Debt Portfolio entered into interest rate swaps to gain market exposure, for hedging purposes, and as a part of the Fund’s investment strategy. The Global Absolute Return Portfolio entered into interest rate swaps for hedging purposes, to enhance returns, and to manage exposure to markets.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

During the reporting period, the Global Absolute Return Portfolio entered into cross currency swaps for hedging purposes, to enhance returns, and to manage exposure to the markets.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

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An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2018 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the reporting period, the following Funds entered into credit default swap agreements for the reasons described: The Diversified Bond Portfolio utilized credit default swaps to adjust credit exposure on the margin. The Inflation Managed and Managed Bond Portfolios sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and to the broader investment grade, high yield, mortgage or emerging markets through the use of credit default swaps on credit indices. The Inflation Managed Portfolio purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, and to take advantage of the basis between the credit default swap and cash bond market. The Global Absolute Return Portfolio entered into credit default swaps to increase or decrease credit exposure to individual issuers of debt securities, to increase or decrease exposure to a specific security or basket of securities, and to enhance returns.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, the following Funds entered into total return swap agreements for the reasons described: The Emerging Markets Debt and Global Absolute Return Portfolios entered into total return swaps to gain market exposure, for hedging purposes, and as a part of the Fund’s investment strategy. The Equity Long/Short Portfolio entered into total return swaps to gain exposure to various markets. The Inflation Managed Portfolio entered into total return swaps to gain exposure to various markets and as a substitute for physical securities.

Total Return Basket Swaps – A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These financing fees

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

are based on defined market rates or a specified benchmark rate, plus or minus a specified spread. Positions within the swap are reset periodically, and financing fees are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions in the Statements of Operations. Total return basket swaps outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

During the reporting period, the Equity Long/Short Portfolio entered into total return basket swap agreements to gain exposure to equity indices and to gain security level stock exposure.

Volatility Swaps – Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying reference asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying reference asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying reference asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying reference asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying reference asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying reference asset.

None of the Funds presented in these financial statements held volatility swaps as of June 30, 2018.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Credit contracts	Outstanding purchased options, at value	Outstanding options written, at value
Equity contracts	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
Interest rate contracts	Receivable: Variation margin on swap agreements	Payable: Variation margin on swap agreements
	Swap agreements, at value	Swap agreements, at value
Foreign currency contracts	Outstanding purchased options, at value	Outstanding options written, at value
	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
	Receivable: Variation margin on swap agreements	Payable: Variation margin on swap agreements
	Swap agreements, at value	Swap agreements, at value
	Forward foreign currency contracts appreciation Forward volatility agreements appreciation	Forward foreign currency contracts depreciation Forward volatility agreements depreciation

The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2018:

		Asset Derivative Investments, Value
Portfolio	Total Value at June 30, 2018	Credit Contracts		Equity Contracts		Foreign Currency Contracts		Interest Rate Contracts
Diversified Bond	$43,725,484	$7,654,468	*	$-		$23,249,501	*	$12,821,515	*
Inflation Managed	12,940,666	36,503	*	-		5,740,058		7,164,105	*
Inflation Strategy	2,884,529	-		-		-		2,884,529	*
Managed Bond	57,953,749	3,027,482	*	-		38,039,701		16,886,566	*
Short Duration Bond	214,765	-		-		29,239		185,526	*
Emerging Markets Debt	16,800,774	-		-		10,642,620		6,158,154	*
Comstock	175,072	-		-		175,072		-
Mid-Cap Growth	10,213	-		10,213	*	-		-
Health Sciences	202,842	-		-		202,842		-
Currency Strategies	65,898,305	-		-		65,898,305		-
Equity Long/Short	15,748,358	-		15,568,552	*	179,806		-
Global Absolute Return	91,142,618	9,701,522	*	4,853,837	*	60,373,872		16,213,387	*

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

		Liability Derivative Investments, Value
Portfolio	Total Value at June 30, 2018	Credit Contracts		Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($36,261,949)	($4,463,296	)*	$-		($9,500,648 )*	($22,298,005	)*
Inflation Managed	(8,804,449)	(746,503	)*	-		(1,896,243)	(6,161,703	)*
Inflation Strategy	(39,276)	-		-		-	(39,276	)*
Managed Bond	(33,935,652)	(92,905)		-		(10,760,305)	(23,082,442	)*
Short Duration Bond	(100,807)	-		-		-	(100,807	)*
Emerging Markets Debt	(22,577,374)	-		-		(21,783,193)	(794,181	)*
Comstock	(191,783)	-		-		(191,783)	-
Equity Index	(685,002)	-		(685,002	)*	-	-
Mid-Cap Growth	(3,596)	-		(3,596	)*	-	-
Small-Cap Equity	(24,723)	-		(24,723	)*	-	-
Small-Cap Index	(284,523)	-		(284,523	)*	-	-
Currency Strategies	(42,551,592)	-		-		(42,551,592)	-
Equity Long/Short	(77,753,660)	-		(74,808,189	)*	(2,945,471)	-
Global Absolute Return	(74,755,535)	(8,492,202	)*	(3,140,984)		(45,025,560)	(18,096,789	)*

*	Includes cumulative appreciation (depreciation) of futures contracts, centrally cleared options, and/or centrally cleared swaps as reported in the Notes to Schedules of Investments.

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts	Net realized gain (loss) on futures contract transactions
Equity contracts	Net realized gain (loss) on purchased option transactions
Interest rate contracts	Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts	Net realized gain (loss) on forward bonds and forward volatility agreements
Net realized gain (loss) on forward foreign currency transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on forward bonds and forward volatility agreements
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options

The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended June 30, 2018:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($28,469,247)	$2,144,877	$-	($9,896,559)	($20,717,565)
Inflation Managed	4,941,953	(235,053)	-	42,190	5,134,816
Inflation Strategy	(47,643)	-	-	-	(47,643)
Managed Bond	(38,111,189)	(490,130)	-	(42,661,527)	5,040,468
Short Duration Bond	(2,450,902)	-	-	(875)	(2,450,027)
Emerging Markets Debt	(3,333,645)	-	-	(3,885,569)	551,924
Comstock	(1,559,252)	-	-	(1,559,252)	-
Equity Index	623,792	-	623,792	-	-
Mid-Cap Growth	211,098	-	211,098	-	-
Mid-Cap Value	(49)	-	-	(49)	-
Small-Cap Equity	54,401	-	54,401	-	-
Small-Cap Index	1,680,270	-	1,680,270	-	-
International Large-Cap	(79,018)	-	(79,018)	-	-
International Small-Cap	(4,535,063)	-	(4,534,814)	(249)	-
International Value	(893,018)	-	(892,460)	(558)	-
Health Sciences	(350,972)	-	(7,212)	(343,760)	-
Currency Strategies	19,817,725	-	-	19,817,725	-
Equity Long/Short	11,270,531	-	16,746,618	(5,476,087)	-
Global Absolute Return	(54,714,575)	(8,243,494)	(10,481,460)	(23,614,675)	(12,374,946)

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($98,023)	($1,773,019)	$-	$12,084,138	($10,409,142)
Inflation Managed	6,189,092	239,886	-	6,714,775	(765,569)
Inflation Strategy	217,040	-	-	-	217,040
Managed Bond	42,510,179	(541,624)	-	56,433,403	(13,381,600)
Short Duration Bond	782,056	-	-	47,323	734,733
Emerging Markets Debt	(13,639,696)	-	-	(11,686,064)	(1,953,632)
Comstock	1,664,526	-	-	1,664,526	-
Equity Index	(948,140)	-	(948,140)	-	-
Mid-Cap Growth	(700,385)	-	(700,385)	-	-
Small-Cap Equity	(16,664)	-	(16,664)	-	-
Small-Cap Index	(391,600)	-	(391,600)	-	-
Health Sciences	289,852	-	-	289,852	-
Currency Strategies	73,765,793	-	-	73,765,793	-
Equity Long/Short	(137,299,363)	-	(132,770,609)	(4,528,754)	-
Global Absolute Return	38,450,460	6,689,284	3,875,977	18,937,964	8,947,235

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of the average number of positions and values of derivative investments by derivative type for the period ended June 30, 2018:

	Average Positions and Value of Derivative Investments by Derivative Type
	Futures Contracts		Forward Contracts		Option Contracts		Swap Agreements
Portfolio	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value
Diversified Bond	30	$7,522,002	28	$1,478,835	47	$1,039,247	13	$1,578,712
Inflation Managed	18	(878,129)	83	7,999	35	179,759	87	977,911
Inflation Strategy	4	(27,640)	-	-	4	1,519,521	4	99,879
Managed Bond	21	(5,444,935)	133	(9,077,335)	44	(869,733)	33	4,692,192
Short Duration Bond	3	(147,187)	2	4,127	-	-	-	-
Emerging Markets Debt	-	-	120	(3,517,422)	-	-	17	6,490,620
Comstock	-	-	15	(602,045)	-	-	-	-
Equity Index	1	(923,254)	-	-	-	-	-	-
Mid-Cap Growth	-	-	-	-	3	(6,563)	-	-
Small-Cap Equity	1	(30,853)	-	-	-	-	-	-
Small-Cap Index	1	(285,147)	-	-	-	-	-	-
Health Sciences	-	-	4	(83,420)	-	-	-	-
Currency Strategies	-	-	78	1,098,888	4	1,483,065	-	-
Equity Long/Short	13	(6,764,716)	41	(807,454)	-	-	25	27,948,840
Global Absolute Return	4	(4,610,577)	227	(2,562,088)	25	6,134,531	284	(13,993,550)

The table shown above and the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the period ended June 30, 2018

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following is a summary of financial and derivative instruments that are subject to enforceable master agreements with netting arrangements (or similar arrangements) and collateral received and pledged in connection with the master agreements with netting arrangements (or similar arrangements) as of June 30, 2018:

	Gross Amounts Presented in the Statement of Assets and Liabilities		Gross Amounts Not Offset in Statement of Assets and Liabilities			Net Amount	Gross Amounts Presented in the Statement of Assets and Liabilities		Gross Amounts Not Offset in Statement of Assets and Liabilities			Net Amount
Description		Financial Instrument		Collateral Received				Financial Instrument		Collateral Pledged
	Assets						Liabilities

Diversified Bond
Option contracts	$4,173,510		($30,098)		$-	$4,143,412	($806,568)		$30,098		$-	($776,470)
Forward foreign currency contracts	13,268,001		(6,685,112)		-	6,582,889	(6,938,509)		6,685,112		-	(253,397)

Inflation Managed
Swap agreements	3,124		(3,124)		-	-	(632,902)		3,124		277,452	(352,326)
Option contracts	206,312		(80,216)		-	126,096	(202,632)		80,216		-	(122,416)
Forward foreign currency contracts	5,740,058		(1,855,615)		(3,220,979)	663,464	(1,876,965)		1,855,615		-	(21,350)
Sale-buyback financing transactions							(318,965,816)		318,965,816		-	-

Inflation Strategy
Swap agreements	147,992		-		(26,669)	121,323	-		-		-	-
Option contracts	2,736,478		-		(2,583,331)	153,147	-		-		-	-
Reverse repurchase agreements							(286,186,048)		-		239,453,438	(46,732,610)

Managed Bond
Swap agreements	-		-		-	-	(84,157)		-		-	(84,157)
Option contracts	1,407,245		(1,407,245)		-	-	(3,232,961)		1,407,245		296,776	(1,528,940)
Forward foreign currency contracts	38,039,701		(8,183,125)		(27,432,015)	2,424,561	(9,446,909)		8,183,125		1,015,622	(248,162)
Reverse repurchase agreements							(61,208,375)		-		61,185,993	(22,382)
Sale-buyback financing transactions							(517,732,116)		517,732,116		-	-

Short Duration Bond
Forward foreign currency contracts	29,239		-		-	29,239	-		-		-	-

Emerging Markets Debt
Swap agreements	6,036,307		-		-	6,036,307	-		-		-	-
Forward foreign currency contracts	10,642,620		(6,391,352)		(2,956,095)	1,295,173	(21,783,193)		6,391,352		15,258,331	(133,510)

Comstock
Forward foreign currency contracts	175,072		(89,966)		-	85,106	(191,783)		89,966		-	(101,817)

Health Sciences
Forward foreign currency contracts	202,842		-		-	202,842	-		-		-	-

Currency Strategies
Option contracts	1,980,451		-		-	1,980,451	-		-		-	-
Forward foreign currency contracts	63,917,854		(35,932,118)		(27,985,736)	-	(42,551,592)		35,932,118		3,729,258	(2,890,216)

Equity Long/Short
Swap agreements	15,231,261		(15,231,261)		-	-	(63,899,858)		15,231,261		48,668,597	-
Forward foreign currency contracts	179,806		(179,806)		-	-	(2,945,471)		179,806		2,765,665	-

Global Absolute Return
Swap agreements	11,634,841		(9,050,264)		(828,629)	1,755,948	(12,735,397)		9,050,264		-	(3,685,133)
Option contracts	13,448,030		-		(4,449,122)	8,998,908	-		-		-	-
Forward foreign currency contracts	51,154,938		(33,117,972)		(16,057,380)	1,979,586	(45,025,560)		33,117,972		6,149,489	(5,758,099)
Reverse repurchase agreements							(7,663,851)		-		7,663,851	-

During the reporting period certain Funds may have had investments in repurchase agreements. The gross value and related collateral received for these investments, if any, are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral, if any, held by each applicable Fund presented in these financial statements, exceeded the value of the repurchase agreements as of June 30, 2018.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

6. INVESTMENT ADVISORY, ADMINISTRATION AND SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life serves as Investment Adviser to each Fund of the Trust. PLFA receives investment advisory fees from each Fund which are based on annual percentages of the average daily net assets of each Fund. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise for certain Funds presented in these financial statements. PLFA manages the Diversified Alternatives, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios directly. PLFA also manages the Core Income, Floating Rate Income, and High Yield Bond Portfolios under the name Pacific Asset Management. PLFA, as Investment Adviser to each Fund of the Trust, pays related management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of June 30, 2018, the investment advisory fees that PLFA receives from each Fund based upon an annual percentage of the average daily net assets of each Fund, and the sub-adviser of each Fund, are as follows:

Portfolio	Investment Advisory Fee Rate	Advisory Fee Waiver through April 30, 2019	Sub-Adviser(s)
Core Income	0.50% of first $4 billion 0.48% on excess		Pacific Asset Management
Diversified Bond	0.40% of first $4 billion 0.38% on excess		Western Asset Management Company, LLC
Floating Rate Income	0.65% of first $1 billion 0.62% of next $1 billion 0.59% of next $2 billion 0.57% on excess		Pacific Asset Management
Floating Rate Loan	0.75% of first $1 billion 0.72% of next $1 billion 0.69% of next $2 billion 0.67% on excess	0.10%	Eaton Vance Investment Managers
High Yield Bond	0.40% of first $4 billion 0.38% on excess		Pacific Asset Management
Inflation Managed Managed Bond	0.40% of first $4 billion 0.38% on excess		Pacific Investment Management Company LLC
Inflation Strategy	0.40% of first $200 million 0.35% of next $800 million 0.34% of next $1 billion 0.33% on excess		Barings LLC
Short Duration Bond	0.40% of first $4 billion 0.38% on excess		T. Rowe Price Associates, Inc.
Emerging Markets Debt	0.785% of first $1 billion 0.755% of next $1 billion 0.725% of next $2 billion 0.705% on excess		Ashmore Investment Management Limited
Comstock	0.75% of first $100 million 0.71% of next $900 million 0.68% of next $3 billion 0.66% on excess	0.015%	Invesco Advisers, Inc.
Developing Growth	0.60% on first $4 billion 0.58% on excess		Lord, Abbett & Co. LLC
Dividend Growth	0.70% of first $100 million 0.66% of next $900 million 0.63% of next $3 billion 0.61% on excess		T. Rowe Price Associates, Inc.
Equity Index	0.05% of first $4 billion 0.03% on excess		BlackRock Investment Management, LLC
Focused Growth	0.75% of first $100 million 0.71% of next $900 million 0.68% of next $3 billion 0.66% on excess		Janus Capital Management LLC
Growth	0.55% of first $4 billion 0.53% on excess		MFS Investment Management
Large-Cap Growth	0.75% of first $100 million 0.71% of next $900 million 0.68% of next $3 billion 0.66% on excess	0.045%	BlackRock Investment Management, LLC

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio	Investment Advisory Fee Rate	Advisory Fee Waiver through April 30, 2019	Sub-Adviser(s)
Large-Cap Value	0.65% of first $100 million 0.61% of next $900 million 0.58% of next $3 billion 0.56% on excess		ClearBridge Investments, LLC
Main Street Core	0.45% of first $4 billion 0.43% on excess		OppenheimerFunds, Inc
Mid-Cap Equity	0.65% of first $4 billion 0.63% on excess		Scout Investments, Inc.
Mid-Cap Growth	0.70% of first $4 billion 0.68% on excess	0.025%	Ivy Investment Management Company
Mid-Cap Value	0.70% of first $1 billion 0.65% of next $1 billion 0.60% on excess		Boston Partners Global Investors, Inc.
Small-Cap Equity	0.75% of first $1 billion 0.72% of next $1 billion 0.69% of next $2 billion 0.67% on excess	0.10%	BlackRock Investment Management, LLC and Franklin Advisory Services, LLC (co-sub-advisers)
Small-Cap Growth	0.85% on first $100 million 0.775% on next $100 million 0.70% on excess		Rothschild Asset Management Inc.
Small-Cap Index	0.30% of first $4 billion 0.28% on excess		BlackRock Investment Management, LLC
Small-Cap Value	0.75% of first $1 billion 0.72% of next $1 billion 0.69% of next $2 billion 0.67% on excess		AllianceBernstein L.P.
Value Advantage	0.66% of first $4 billion 0.64% on excess		J.P. Morgan Investment Management Inc.
Emerging Markets	0.80% of first $4 billion 0.78% on excess		OppenheimerFunds, Inc.
International Large-Cap	0.85% of first $100 million 0.77% of next $900 million 0.75% of next $3 billion 0.73% on excess		MFS Investment Management
International Small-Cap	0.85% of first $1 billion 0.82% of next $1 billion 0.79% of next $2 billion 0.77% on excess		QS Investors, LLC
International Value	0.65% of first $4 billion 0.63% on excess		Wellington Management Company LLP
Health Sciences	0.90% of first $1 billion 0.87% of next $1 billion 0.84% of next $2 billion 0.82% on excess		BlackRock Investment Management, LLC
Real Estate	0.90% of first $100 million 0.82% of next $900 million 0.80% of next $3 billion 0.78% on excess		Principal Real Estate Investors LLC (Morgan Stanley Investment Management Inc. prior to 5/1/18)
Technology	0.90% of first $1 billion 0.87% of next $1 billion 0.84% of next $2 billion 0.82% on excess		MFS Investment Management
Currency Strategies	0.65% on first $3 billion 0.63% on excess		Macro Currency Group and UBS Asset Management (Americas) Inc. (co-sub-advisers)
Diversified Alternatives	0.20%	0.025% above $2 billion through $3 billion 0.050% above $3 billion through $5 billion 0.075% above $5 billion through $7.5 billion 0.100% on excess above $7.5 billion	Pacific Life Fund Advisors LLC
Equity Long/Short	1.15% of first $2.5 billion 1.13% on excess	0.15%	AQR Capital Management, LLC
Global Absolute Return	0.80% on first $3 billion 0.78% on excess		Eaton Vance Investment Managers
Pacific Dynamix Portfolios PSF DFA Balanced Allocation	0.20%		Pacific Life Fund Advisors LLC
Portfolio Optimization Portfolios	0.10%		Pacific Life Fund Advisors LLC

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Pursuant to an Agreement for Administration and Support Services (the “Administration Agreement”), Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Administration Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Trust’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for Class I and Class D shares of the Trust, without remuneration from the Trust. Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent for all Class P shares of the Trust and is compensated by the Trust for these services.

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust. The Trust adopted a service plan (the “Service Plan”) for Class I shares of each applicable Fund, under which each applicable Fund pays the Distributor an amount at an annual rate of 0.20% of the average daily net assets of each Fund for shareholder servicing activities. Class P shares do not incur a service fee. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Trust, or the variable annuity and variable life insurance contract owners who use the Trust as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Trust; answering shareholder questions regarding the Trust, the Funds, its managers and/or other service providers; payment of compensation to broker-dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan was not adopted in accordance with Rule 12b-1 under the 1940 Act.

The Trust has also adopted a distribution and service plan (the “12b-1 Plan”) for Class D shares of each applicable Fund in accordance with Rule 12b-1 under the 1940 Act, pursuant to which Class D shares of each applicable Fund pay a service fee at an annual rate of 0.20% and a distribution fee at an annual rate of 0.05% of the average daily net assets attributed to that share class. The service fees may be used by the Distributor for the types of services provided under the Service Plan discussed above. The distribution fees may be used by the Distributor for any activities or expenses primarily intended to result in the sale of Class D shares or variable contracts offering Class D shares, which may include, but are not limited to: compensation to, and expenses (including overhead expenses) of, financial consultants or other employees of the Distributor or of selling group members who engage in distribution of Class D shares; printing of prospectuses and reports other than for existing contract owners; advertising; and the preparation, printing and distribution of sales literature.

The Service Plan and 12b-1 Plan will each remain in effect as long as their continuance is specifically approved at least annually.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, DISTRIBUTION AND/OR SERVICE FEES AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, distribution and/or service fees earned by the Distributor, and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the period ended June 30, 2018 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2018 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund (other than the Equity Long/Short, Pacific Dynamix, and Portfolio Optimization Portfolios) presented in these financial statements for certain operating expenses that exceed an annual rate of 0.10% of a Fund’s average daily net assets through April 30, 2019 (“expense cap”). These operating expenses include, but are not limited to: organizational expenses; domestic custody expenses; expenses for accounting, audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses and other expenses not incurred in the ordinary course of each Fund’s business; and expenses of counsel or other persons or services retained by the independent trustees. In the case of the Pacific Dynamix Portfolios, PLFA has contractually agreed to reimburse each Fund for its operating expenses (excluding extraordinary expenses) of each Pacific Dynamix Portfolio and its proportionate share of fees and expenses of the Pacific Dynamix Underlying Funds that exceed an annual rate of 0.59% of a Fund’s average net assets through April 30, 2019. There are no expense caps for the Equity Long/Short and Portfolio Optimization Portfolios.

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each of applicable Fund presented in these financial statements for period ended June 30, 2018 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of June 30, 2018 are presented in the Statements of Assets and Liabilities.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The cumulative expense reimbursement amounts, if any, as of June 30, 2018 that are subject to recoupment by PLFA from the Funds presented in these financial statements are as follows:

	Expiration
Portfolio	2018	2019	2020	2021
Diversified Alternatives	$6,876	$108,199	$29,179	$12,692
Pacific Dynamix – Conservative Growth	194,502	245,950	255,880	114,710
Pacific Dynamix – Moderate Growth	743,601	926,580	1,127,747	543,645
Pacific Dynamix – Growth	278,681	330,040	423,286	204,999
PSF DFA Balanced Allocation	-	-	12,810	-

During the period ended June 30, 2018, PLFA recouped $34,965 from the PSF DFA Balanced Allocation Portfolio under the expense limitation agreement. There was no recoupment of expense reimbursement by PLFA from any other Funds presented in these financial statements for the period ended June 30, 2018.

C. EXPENSE REIMBURSEMENTS

PLFA voluntarily agreed to reimburse the Value Advantage Portfolio for certain expenses. There is no guarantee that PLFA will continue this reimbursement.

D. INVESTMENTS IN AFFILIATED MUTUAL FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended June 30, 2018 is as follows:

	Beginning Value as of January 1, 2018	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2018
						Ending Value	Share Balance
Diversified Alternatives
Floating Rate Income ‘P’	$413,550	$67,038	$44,180	$5,072	$2,842	$444,322	37,099
Inflation Managed ‘P’	230,683	40,066	21,714	1,335	(1,569)	248,801	20,854
Emerging Markets Debt ‘P’	463,842	359,267	36,004	8,208	(59,808)	735,505	63,298
Emerging Markets ‘P’	333,300	60,919	56,432	17,677	(19,750)	335,714	17,632
International Small-Cap ‘P’	237,015	135,622	27,426	7,780	(18,409)	334,582	21,992
Real Estate ‘P’	139,225	32,781	17,993	(1,807)	238	152,444	6,169
Currency Strategies ‘P’	1,116,848	192,925	380,804	22,317	54,108	1,005,394	85,240
Equity Long/Short ‘P’	502,430	111,512	41,293	10,722	(63,122)	520,249	37,885
Global Absolute Return ‘P’	1,146,596	204,524	178,918	19,520	(63,586)	1,128,136	97,103
Total	$4,583,489	$1,204,654	$804,764	$90,824	($169,056)	$4,905,147

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$55,289,091	$1,051,364	$1,508,658	$54,703	($72,124)	$54,814,376	5,268,376
PD Aggregate Bond Index ‘P’	227,115,696	6,570,434	4,580,918	308,485	(4,287,956)	225,125,741	18,705,573
PD High Yield Bond Market ‘P’	49,873,147	629,670	1,277,050	339,354	(379,314)	49,185,807	3,230,626
PD Large-Cap Growth Index ‘P’	58,064,715	8,999,497	6,094,435	3,550,941	1,104,758	65,625,476	1,754,214
PD Large-Cap Value Index ‘P’	74,982,876	2,557,816	7,772,787	3,822,148	(5,254,428)	68,335,625	2,392,058
PD Small-Cap Growth Index ‘P’	8,325,043	311,699	6,247,696	2,168,464	(1,838,471)	2,719,039	84,340
PD Small-Cap Value Index ‘P’	19,300,362	744,137	9,353,076	2,607,720	(2,388,459)	10,910,684	404,834
PD Emerging Markets ‘P’	16,898,015	1,803,614	1,110,307	274,068	(1,493,083)	16,372,307	951,014
PD International Large-Cap ‘P’	44,670,030	14,292,229	3,192,055	1,269,657	(2,264,884)	54,774,977	2,918,713
Total	$554,518,975	$36,960,460	$41,136,982	$14,395,540	($16,873,961)	$547,864,032

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$141,551,663	$5,787,235	$659,553	$23,390	($46,448)	$146,656,287	14,095,581
PD Aggregate Bond Index ‘P’	685,736,807	39,499,511	2,976,753	275,802	(12,241,834)	710,293,533	59,017,895
PD High Yield Bond Market ‘P’	118,495,679	4,090,049	537,569	109,084	(182,426)	121,974,817	8,011,560
PD Large-Cap Growth Index ‘P’	394,956,395	27,086,245	19,394,562	11,806,302	17,619,576	432,073,956	11,549,634
PD Large-Cap Value Index ‘P’	440,247,849	6,875,413	3,435,873	1,754,242	(9,280,508)	436,161,123	15,267,624
PD Small-Cap Growth Index ‘P’	74,092,219	2,194,611	54,494,695	15,786,923	(12,918,085)	24,660,973	764,946
PD Small-Cap Value Index ‘P’	121,186,200	2,808,245	62,373,947	19,807,414	(19,304,251)	62,123,661	2,305,058
PD Emerging Markets ‘P’	135,382,087	8,045,940	7,244,194	1,751,365	(11,781,823)	126,153,375	7,327,838
PD International Large-Cap ‘P’	302,689,836	80,500,264	6,231,037	2,203,641	(9,479,675)	369,683,029	19,698,750
Total	$2,414,338,735	$176,887,513	$157,348,183	$53,518,163	($57,615,474)	$2,429,780,754

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$15,369,019	$1,188,030	$679,113	$23,795	($28,701)	$15,873,030	1,525,605
PD Aggregate Bond Index ‘P’	115,354,776	10,576,230	4,264,491	341,011	(2,403,263)	119,604,263	9,937,852
PD High Yield Bond Market ‘P’	23,084,999	1,522,883	797,838	147,283	(174,452)	23,782,875	1,562,109
PD Large-Cap Growth Index ‘P’	162,063,769	17,857,132	9,342,441	5,512,496	7,105,940	183,196,896	4,896,979
PD Large-Cap Value Index ‘P’	178,509,878	13,665,008	1,310,771	649,791	(3,465,796)	188,048,110	6,582,540
PD Small-Cap Growth Index ‘P’	30,882,608	1,485,463	18,138,195	6,081,051	(4,408,821)	15,902,106	493,259
PD Small-Cap Value Index ‘P’	53,856,760	3,639,566	33,337,739	8,927,423	(9,117,119)	23,968,891	889,350
PD Emerging Markets ‘P’	58,466,273	5,061,541	2,156,432	478,204	(4,949,658)	56,899,928	3,305,131
PD International Large-Cap ‘P’	135,421,042	30,640,077	4,252,338	1,620,546	(5,012,659)	158,416,668	8,441,313
Total	$773,009,124	$85,635,930	$74,279,358	$23,781,600	($22,454,529)	$785,692,767

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of January 1, 2018	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2018
						Ending Value	Share Balance
Portfolio Optimization Conservative
Core Income ‘P’	$45,545,021	$893,477	$3,026,807	$153,537	($1,016,448)	$42,548,780	4,042,720
Diversified Bond ‘P’	421,300,598	8,261,329	24,112,465	4,216,704	(13,950,507)	395,715,659	30,401,106
Floating Rate Income ‘P’	48,260,576	940,221	5,019,397	794,649	82,982	45,059,031	3,762,239
Floating Rate Loan ‘P’	49,166,681	828,880	10,985,900	1,830,079	(889,273)	39,950,467	4,253,771
High Yield Bond ‘P’	69,158,976	40,305,114	7,884,504	2,159,354	(1,899,063)	101,839,877	11,614,164
Inflation Managed ‘P’	35,621,467	10,070,769	3,046,752	85,681	(54,765)	42,676,400	3,577,071
Inflation Strategy ‘P’	14,607,678	30,313,091	2,638,187	(142,774)	544,768	42,684,576	4,095,671
Managed Bond ‘P’	226,059,212	4,882,425	16,919,095	1,594,459	(5,116,716)	210,500,285	15,205,334
Short Duration Bond ‘P’	376,055,766	5,588,317	142,609,523	4,584,774	(4,483,649)	239,135,685	23,399,349
Emerging Markets Debt ‘P’	59,290,395	52,836,952	3,616,925	414,172	(7,666,129)	101,258,465	8,714,415
Comstock ‘P’	27,210,086	1,338,575	17,077,392	5,412,674	(6,031,221)	10,852,722	601,452
Dividend Growth ‘P’	8,175,228	4,164,283	1,683,373	438,885	(120,821)	10,974,202	492,625
Equity Index ‘P’	23,575,979	945,853	16,087,224	3,962,302	(4,018,736)	8,378,174	126,043
Growth ‘P’	8,157,203	8,800,240	3,543,225	1,495,763	126,926	15,036,907	440,068
Large-Cap Growth ‘P’	8,158,485	14,358,513	4,792,149	1,822,713	515,452	20,063,014	1,358,418
Large-Cap Value ‘P’	64,546,596	2,890,943	41,691,307	9,208,188	(11,354,654)	23,599,766	992,862
Main Street Core ‘P’	13,611,928	668,859	4,968,703	1,505,372	(1,611,141)	9,206,315	214,023
Mid-Cap Equity ‘P’	4,526,303	13,787,263	2,441,454	990,938	(318,093)	16,544,957	626,166
Mid-Cap Growth ‘P’	-	8,955,807	1,425,699	87,809	615,447	8,233,364	511,615
Mid-Cap Value ‘P’	52,679,675	2,328,406	12,831,052	3,267,361	(3,738,273)	41,706,117	1,549,012
Value Advantage ‘P’	32,665,619	1,476,339	14,944,096	3,421,218	(4,124,731)	18,494,349	1,093,325
Emerging Markets ‘P’	18,316,091	1,478,213	3,321,728	559,654	(604,666)	16,427,564	862,793
International Large-Cap ‘P’	25,524,803	21,181,273	4,965,919	1,227,787	(1,227,073)	41,740,871	4,136,770
International Value ‘P’	25,513,530	21,473,369	4,838,520	1,168,781	(2,831,716)	40,485,444	2,967,807
Currency Strategies ‘P’	53,132,134	1,640,169	13,967,638	1,956,577	1,576,068	44,337,310	3,759,036
Equity Long/Short ‘P’	54,099,877	16,853,438	4,515,633	1,576,297	(7,519,009)	60,494,970	4,405,332
Global Absolute Return ‘P’	54,664,312	878,447	9,629,199	1,621,112	(3,414,837)	44,119,835	3,797,555
Total	$1,819,624,219	$278,140,565	$382,583,866	$55,414,066	($78,529,878)	$1,692,065,106

Portfolio Optimization Moderate-Conservative
Core Income ‘P’	$45,284,578	$20,849,632	$2,355,131	$121,678	($985,178)	$62,915,579	5,977,846
Diversified Bond ‘P’	590,457,743	23,650,058	19,262,694	4,237,614	(17,875,146)	581,207,575	44,651,640
Floating Rate Income ‘P’	67,888,229	82	24,262,973	3,813,014	(2,734,036)	44,704,316	3,732,622
Floating Rate Loan ‘P’	67,888,246	69	29,940,769	5,566,780	(4,410,012)	39,104,314	4,163,676
High Yield Bond ‘P’	96,482,618	21,778,384	6,692,767	1,763,350	(1,739,149)	111,592,436	12,726,379
Inflation Managed ‘P’	49,979,089	9,086,955	2,861,488	5,176	(579)	56,209,153	4,711,365
Inflation Strategy ‘P’	22,704,262	35,471,891	2,434,301	(79,564)	563,265	56,225,553	5,394,956
Managed Bond ‘P’	317,174,765	10,171,349	12,783,805	1,682,489	(6,563,640)	309,681,158	22,369,592
Short Duration Bond ‘P’	346,816,028	62,454	234,673,326	8,258,091	(8,587,151)	111,876,096	10,947,040
Emerging Markets Debt ‘P’	39,337,187	106,292,663	2,301,097	404,636	(10,256,289)	133,477,100	11,487,187
Comstock ‘P’	55,741,946	109,966	16,872,393	8,927,469	(9,389,678)	38,517,310	2,134,608
Developing Growth ‘P’	12,044,566	18,419	10,594,494	2,356,317	(1,069,094)	2,755,714	124,728
Dividend Growth ‘P’	27,092,638	18,001,241	4,613,192	2,312,631	(1,057,076)	41,736,242	1,873,512
Equity Index ‘P’	72,146,391	111,632	39,182,222	10,962,272	(10,813,513)	33,224,560	499,838
Growth ‘P’	45,031,521	20,256,963	12,505,902	6,623,282	216,609	59,622,473	1,744,903
Large-Cap Growth ‘P’	45,089,159	40,536,078	16,185,704	9,328,540	376,618	79,144,691	5,358,696
Large-Cap Value ‘P’	128,214,113	236,178	39,309,385	17,986,994	(21,007,980)	86,119,920	3,623,136
Long/Short Large-Cap ‘P’ (1)	30,109,983	56,523	29,277,478	7,248,587	(8,137,615)	-	-
Main Street Core ‘P’	61,604,354	103,717	24,824,778	12,700,164	(13,617,945)	35,965,512	836,105
Mid-Cap Equity ‘P’	30,040,662	15,233,448	5,500,811	2,655,046	(1,417,979)	41,010,366	1,552,093
Mid-Cap Growth ‘P’	-	35,919,102	4,511,627	299,160	2,551,395	34,258,030	2,128,767
Mid-Cap Value ‘P’	141,610,036	244,203	50,746,466	13,303,689	(15,177,601)	89,233,861	3,314,245
Small-Cap Equity ‘P’	18,005,451	36,408	12,257,115	2,396,975	(2,646,428)	5,535,291	194,877
Small-Cap Growth ‘P’	18,096,319	29,312	11,869,048	2,630,673	(1,997,634)	6,889,622	485,696
Small-Cap Index ‘P’	7,498,716	3,055,979	1,699,227	417,468	378,349	9,651,285	378,794
Small-Cap Value ‘P’	21,015,463	48,567	15,116,643	3,410,038	(3,842,716)	5,514,709	204,523
Value Advantage ‘P’	93,331,177	166,609	24,114,385	9,154,665	(10,629,917)	67,908,149	4,014,505
Emerging Markets ‘P’	92,673,482	148,930	11,017,924	2,255,170	(2,549,563)	81,510,095	4,280,995
International Large-Cap ‘P’	57,494,730	60,396,118	9,675,140	2,067,865	(1,879,476)	108,404,097	10,743,495
International Small-Cap ‘P’	57,747,260	109,214	29,338,691	7,161,573	(8,777,297)	26,902,059	1,768,264
International Value ‘P’	57,502,328	60,531,084	9,097,060	1,655,596	(5,870,213)	104,721,735	7,676,682
Currency Strategies ‘P’	95,593,033	240,095	12,397,153	1,652,372	4,965,816	90,054,163	7,635,033
Equity Long/Short ‘P’	101,696,901	35,490,831	4,664,374	1,642,687	(13,442,460)	120,723,585	8,791,267
Global Absolute Return ‘P’	99,448,829	142,814	7,741,151	1,326,326	(4,843,802)	88,333,016	7,603,145
Total	$3,012,841,803	$518,586,968	$740,680,714	$156,248,823	($182,267,115)	$2,764,729,765

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of January 1, 2018	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2018
						Ending Value	Share Balance
Portfolio Optimization Moderate
Core Income ‘P’	$182,592,709	$1,821	$25,042,940	$1,270,874	($4,702,367)	$154,120,097	14,643,532
Diversified Bond ‘P’	1,563,300,824	15,519	104,179,355	22,928,019	(58,349,975)	1,423,715,032	109,377,808
Floating Rate Income ‘P’	273,938,119	1,815	67,211,159	10,559,956	(5,967,616)	211,321,115	17,644,423
Floating Rate Loan ‘P’	273,939,909	1,744	90,452,643	17,582,265	(12,662,211)	188,409,064	20,061,069
High Yield Bond ‘P’	279,899,162	191,597,110	16,398,867	4,317,504	(2,998,393)	456,416,516	52,051,283
Inflation Managed ‘P’	201,311,842	6,433,492	6,506,632	302,231	(575,058)	200,965,875	16,844,653
Inflation Strategy ‘P’	91,470,657	113,385,177	5,346,449	(170,112)	1,751,702	201,090,975	19,295,086
Managed Bond ‘P’	874,801,449	11,998	100,604,115	13,301,276	(26,759,878)	760,750,730	54,952,272
Short Duration Bond ‘P’	788,524,050	9,610	559,099,613	13,704,878	(14,553,483)	228,585,442	22,367,011
Emerging Markets Debt ‘P’	122,210,968	402,409,379	5,931,673	1,031,861	(36,888,875)	482,831,660	41,553,026
Comstock ‘P’	250,598,262	-	47,056,576	23,801,568	(24,675,811)	202,667,443	11,231,715
Developing Growth ‘P’	48,950,369	13	37,956,804	10,319,196	(4,213,496)	17,099,278	773,939
Dividend Growth ‘P’	182,536,968	55,469,924	21,321,264	11,734,133	(6,387,473)	222,032,288	9,966,883
Equity Index ‘P’	352,994,757	-	178,329,227	50,612,709	(49,539,971)	175,738,268	2,643,849
Growth ‘P’	224,573,136	161,690,418	60,906,701	32,278,050	6,880,190	364,515,093	10,667,845
Large-Cap Growth ‘P’	225,036,068	278,111,916	79,485,841	47,226,700	8,289,880	479,178,723	32,444,032
Large-Cap Value ‘P’	580,461,034	-	118,782,334	54,536,745	(66,956,337)	449,259,108	18,900,702
Long/Short Large-Cap ‘P’ (1)	305,046,071	-	295,802,748	116,938,508	(126,181,831)	-	-
Main Street Core ‘P’	303,855,620	-	107,058,631	56,798,608	(60,857,689)	192,737,908	4,480,659
Mid-Cap Equity ‘P’	158,181,916	78,087,877	23,891,274	13,489,557	(7,138,395)	218,729,681	8,278,123
Mid-Cap Growth ‘P’	30,455,676	208,810,925	27,981,401	14,623,708	5,402,548	231,311,456	14,373,511
Mid-Cap Value ‘P’	609,972,240	-	147,803,034	70,738,172	(78,233,678)	454,673,700	16,887,090
Small-Cap Equity ‘P’	194,427,061	-	113,830,782	39,755,619	(40,903,789)	79,448,109	2,797,068
Small-Cap Growth ‘P’	73,434,373	-	37,153,262	9,291,746	(5,870,415)	39,702,442	2,798,892
Small-Cap Index ‘P’	121,547,079	-	22,087,309	6,763,599	1,464,462	107,687,831	4,226,536
Small-Cap Value ‘P’	206,726,716	-	115,001,216	25,219,093	(26,512,214)	90,432,379	3,353,847
Value Advantage ‘P’	500,319,163	-	133,910,922	51,570,535	(60,324,830)	357,653,946	21,143,316
Emerging Markets ‘P’	612,545,041	3,239,544	58,913,614	11,288,517	(14,179,578)	553,979,910	29,095,602
International Large-Cap ‘P’	373,238,434	230,237,464	39,586,808	7,301,768	(9,641,698)	561,549,160	55,652,882
International Small-Cap ‘P’	345,094,079	-	114,369,986	48,391,571	(59,172,411)	219,943,253	14,456,801
International Value ‘P’	373,854,074	229,659,340	40,349,293	14,103,711	(37,724,164)	539,543,668	39,551,531
Real Estate ‘P’	121,901,087	5,314	55,323,418	1,926,184	(9,902,086)	58,607,081	2,371,604
Currency Strategies ‘P’	419,516,455	20,333	46,632,463	6,263,330	22,959,758	402,127,413	34,093,437
Equity Long/Short ‘P’	443,895,878	154,332,153	14,450,794	5,048,804	(57,220,315)	531,605,726	38,712,302
Global Absolute Return ‘P’	444,929,403	3,918	39,521,545	6,717,277	(22,330,004)	389,799,049	33,551,425
Total	$12,156,080,649	$2,113,536,804	$2,958,280,693	$821,568,160	($884,675,501)	$11,248,229,419

Portfolio Optimization Growth
Core Income ‘P’	$103,329,217	$1,838	$33,231,357	$1,678,002	($3,610,991)	$68,166,709	6,476,776
Diversified Bond ‘P’	829,878,448	15,508	196,504,288	34,465,516	(52,457,060)	615,398,124	47,278,350
Floating Rate Income ‘P’	150,138,880	1,969	49,887,684	3,046,421	(638,847)	102,660,739	8,571,739
Floating Rate Loan ‘P’	155,327,807	1,954	65,149,027	3,492,987	(826,997)	92,846,724	9,885,960
High Yield Bond ‘P’	72,575,397	126,011,803	4,232,349	510,930	573,954	195,439,735	22,288,608
Inflation Managed ‘P’	82,662,280	17,267,595	1,859,376	88,795	(28,294)	98,131,000	8,225,191
Inflation Strategy ‘P’	36,125,219	62,819,651	1,584,889	34,411	849,327	98,243,719	9,426,684
Managed Bond ‘P’	461,409,197	10,637	122,822,170	16,233,362	(23,352,868)	331,478,158	23,944,082
Short Duration Bond ‘P’	169,072,620	3,573	168,705,911	363,477	(733,759)	-	-
Emerging Markets Debt ‘P’	103,704,925	242,698,435	4,047,718	700,663	(24,291,901)	318,764,404	27,433,217
Comstock ‘P’	314,175,024	-	84,849,412	42,671,600	(45,415,638)	226,581,574	12,557,023
Developing Growth ‘P’	41,938,780	-	15,634,873	7,282,966	874,167	34,461,040	1,559,758
Dividend Growth ‘P’	176,796,509	90,056,628	19,895,932	10,591,890	(3,761,048)	253,788,047	11,392,378
Equity Index ‘P’	354,086,844	-	156,765,478	46,616,301	(44,513,904)	199,423,763	3,000,179
Growth ‘P’	279,989,701	126,292,387	62,157,571	31,347,144	11,459,269	386,930,930	11,323,864
Large-Cap Growth ‘P’	280,598,488	244,940,775	80,233,969	48,781,332	11,411,943	505,498,569	34,226,085
Large-Cap Value ‘P’	716,283,341	-	196,655,914	89,438,366	(106,990,455)	502,075,338	21,122,725
Long/Short Large-Cap ‘P’ (1)	313,289,842		303,702,658	119,910,594	(129,497,778)	-	-
Main Street Core ‘P’	316,852,723	-	94,340,832	50,678,727	(54,188,361)	219,002,257	5,091,237
Mid-Cap Equity ‘P’	218,457,956	31,235,990	24,156,741	13,628,903	(8,138,179)	231,027,929	8,743,567
Mid-Cap Growth ‘P’	78,165,535	152,616,831	28,158,272	14,644,780	6,104,790	223,373,664	13,880,263
Mid-Cap Value ‘P’	698,910,176	-	227,547,242	104,889,267	(114,760,253)	461,491,948	17,140,327
Small-Cap Equity ‘P’	166,133,944	197	70,073,587	31,670,104	(30,234,573)	97,496,085	3,432,469
Small-Cap Growth ‘P’	62,898,048	19,908,334	10,928,148	3,063,092	3,192,158	78,133,484	5,508,155
Small-Cap Index ‘P’	181,791,266	-	32,935,645	10,352,796	1,728,562	160,936,979	6,316,461
Small-Cap Value ‘P’	176,763,505	149	66,861,841	18,083,281	(16,353,486)	111,631,608	4,140,058
Value Advantage ‘P’	538,116,096	-	129,625,494	49,867,445	(58,947,331)	399,410,716	23,611,838
Emerging Markets ‘P’	751,696,883	-	84,684,202	20,776,259	(24,326,527)	663,462,413	34,845,737
International Large-Cap ‘P’	511,865,262	256,956,626	43,539,195	8,009,352	(12,597,431)	720,694,614	71,425,149
International Small-Cap ‘P’	405,667,936	-	110,352,209	50,956,390	(64,129,157)	282,142,960	18,545,168
International Value ‘P’	513,532,365	256,553,385	47,310,055	8,395,201	(39,589,656)	691,581,240	50,696,724
Real Estate ‘P’	104,028,857	6,055,188	7,638,853	1,965,833	(3,739,689)	100,671,336	4,073,784
Currency Strategies ‘P’	317,767,861	12,303,659	9,028,773	1,319,276	21,822,907	344,184,930	29,180,918
Equity Long/Short ‘P’	351,450,609	155,422,448	10,341,712	3,582,782	(47,595,764)	452,518,363	32,953,045
Global Absolute Return ‘P’	339,866,349	12,307,760	8,249,022	1,434,356	(14,517,590)	330,841,853	28,476,764
Total	$10,375,347,890	$1,813,483,320	$2,573,692,399	$850,572,601	($867,220,460)	$9,598,490,952

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of January 1, 2018	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2018
						Ending Value	Share Balance
Portfolio Optimization Aggressive-Growth
Core Income ‘P’	$-	$3,301,979	$13,573	($4)	($1,712)	$3,286,690	312,281
Diversified Bond ‘P’	70,450,281	314,395	43,183,635	4,972,638	(6,352,229)	26,201,450	2,012,943
Floating Rate Income ‘P’	19,418,097	78,477	2,233,155	68,372	277,966	17,609,757	1,470,341
Floating Rate Loan ‘P’	20,563,167	73,795	5,608,476	180,315	199,585	15,408,386	1,640,625
High Yield Bond ‘P’	4,600,396	17,496,515	239,102	8,092	153,236	22,019,137	2,511,137
Inflation Managed ‘P’	-	11,004,245	84,114	823	121,873	11,042,827	925,593
Inflation Strategy ‘P’	-	11,001,624	95,886	1,149	152,263	11,059,150	1,061,148
Managed Bond ‘P’	39,541,979	181,830	24,850,993	2,291,912	(2,907,810)	14,256,918	1,029,838
Emerging Markets Debt ‘P’	-	55,313,787	4,908	29	(3,848,612)	51,460,296	4,428,730
Comstock ‘P’	87,767,479	66,632	23,632,508	12,346,799	(13,199,003)	63,349,399	3,510,788
Developing Growth ‘P’	15,245,499	79,295	10,709,312	2,922,696	(827,699)	6,710,479	303,726
Dividend Growth ‘P’	44,055,131	25,351,390	3,856,051	2,121,566	(279,728)	67,392,308	3,025,196
Equity Index ‘P’	81,357,172	141,816	29,419,169	8,765,542	(7,958,147)	52,887,214	795,648
Growth ‘P’	69,294,133	29,351,533	13,668,619	5,735,817	4,787,852	95,500,716	2,794,910
Large-Cap Growth ‘P’	69,514,494	58,504,896	18,222,306	10,485,818	4,338,531	124,621,433	8,437,816
Large-Cap Value ‘P’	201,939,251	93,686	54,805,298	24,839,654	(29,932,846)	142,134,447	5,979,714
Long/Short Large-Cap ‘P’ (1)	81,613,846	47,547	79,127,307	24,986,143	(27,520,229)	-	-
Main Street Core ‘P’	81,055,592	105,153	21,904,177	11,377,218	(12,230,641)	58,403,145	1,357,722
Mid-Cap Equity ‘P’	78,919,639	279,932	9,669,586	4,194,189	(2,814,022)	70,910,152	2,683,691
Mid-Cap Growth ‘P’	29,086,538	47,507,876	8,725,077	4,544,233	2,480,689	74,894,259	4,653,870
Mid-Cap Value ‘P’	188,532,394	294,970	46,910,679	21,456,856	(24,026,299)	139,347,242	5,175,512
Small-Cap Equity ‘P’	48,655,307	108,282	22,479,001	10,669,599	(10,454,065)	26,500,122	932,969
Small-Cap Growth ‘P’	22,268,825	123,490	7,149,851	1,821,511	(462,509)	16,601,466	1,170,349
Small-Cap Index ‘P’	52,158,181	235,824	14,458,974	3,263,793	(302,944)	40,895,880	1,605,083
Small-Cap Value ‘P’	51,059,474	115,930	20,724,402	5,554,775	(5,218,726)	30,787,051	1,141,793
Value Advantage ‘P’	121,418,333	71,144	7,930,987	3,189,553	(4,361,669)	112,386,374	6,643,910
Emerging Markets ‘P’	197,331,368	327,516	25,788,446	4,870,988	(5,797,069)	170,944,357	8,978,176
International Large-Cap ‘P’	147,754,182	52,412,675	7,844,816	2,724,151	(4,558,012)	190,488,180	18,878,519
International Small-Cap ‘P’	96,338,058	7,877,405	4,906,503	2,286,208	(5,893,452)	95,701,716	6,290,444
International Value ‘P’	148,394,775	52,459,074	9,743,767	2,535,162	(11,142,933)	182,502,311	13,378,427
Real Estate ‘P’	23,117,016	1,496,527	1,505,785	449,105	(817,273)	22,739,590	920,184
Currency Strategies ‘P’	69,853,352	730,535	11,062,024	1,458,387	3,345,742	64,325,992	5,453,729
Equity Long/Short ‘P’	78,136,989	17,304,291	1,426,522	488,645	(9,044,146)	85,459,257	6,223,267
Global Absolute Return ‘P’	75,061,015	467,316	11,295,734	1,903,097	(4,403,134)	61,732,560	5,313,547
Total	$2,314,501,963	$394,321,382	$543,280,743	$182,514,831	($178,497,172)	$2,169,560,261

(1)	All shares in the Long/Short Large-Cap Portfolio were acquired by the Main Street Core Portfolio as of June 28, 2018.

As of June 30, 2018, Pacific Life owned 46.02% of the total shares outstanding of the Diversified Alternatives Portfolio.

E. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. An independent trustee who defers compensation has the ability to select credit rate options that track the performance, at NAV of Class I shares of the Trust or at NAV of Class A of certain series of the Pacific Funds Series Trust without a sales load. Pacific Funds Series Trust is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Investment Adviser to Pacific Funds Series Trust. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2018, such expenses decreased by $10,089 for all applicable Funds presented in these financial statements as a result of the market value appreciation on such accounts. As of June 30, 2018 the total amount in the DCP Liability accounts was $1,153,501 for all applicable Funds presented in these financial statements.

F. OFFICERS OF THE TRUST

All officers of the Trust are also officers of Pacific Life and/or PLFA and received no compensation from the Trust.

G. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

H. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board will be asked to determine that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended June 30, 2018, there were no purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act.

8. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is the higher of the Federal Funds effective rate or the One-Month LIBOR rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of June 30, 2018, the actual interest rate on borrowing by the Trust was 2.81%. The committed line of credit will expire on October 31, 2018, unless renewed, and is available to all Funds presented in these financial statements except the Small-Cap Growth, Diversified Alternatives, Equity Long/Short, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios. The commitment fees and interest incurred by each applicable Fund presented in these financial statements are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund. During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable Fund had a loan outstanding were as follows:

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Inflation Managed	2.84%	$4,485,363
Inflation Strategy	2.97%	1,021,772
Managed Bond	3.57%	2,185,136
Short Duration Bond	2.84%	405,643
Developing Growth	3.04%	1,001,617
Focused Growth	2.83%	2,308,992
Growth	3.14%	1,335,912
Large-Cap Growth	3.15%	863,996

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Large-Cap Value	2.81%	$828,166
Mid-Cap Equity	3.00%	570,869
Mid-Cap Growth	3.21%	1,260,617
Small-Cap Equity	3.25%	5,634,892
International Large-Cap	2.79%	15,597
International Small-Cap	2.81%	4,108,733
Real Estate	3.26%	682,512

None of the Funds presented in these financial statements had a loan outstanding in connection with this revolving line of credit as of June 30, 2018.

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2018, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
Core Income	$24,734,277	$40,655,582
Diversified Bond	4,637,816,824	4,941,625,601
Inflation Managed	1,638,611,658	1,466,391,602
Inflation Strategy	344,229,158	140,746,521
Managed Bond	10,549,510,352	9,891,549,038
Short Duration Bond	774,365,723	1,012,624,571
Global Absolute Return	31,968,502	27,481,422

	Other Securities
Portfolio	Purchases	Sales
Core Income	$126,996,111	$130,531,096
Diversified Bond	453,918,734	465,127,773
Floating Rate Income	343,244,792	420,112,696
Floating Rate Loan	93,046,026	252,841,157
High Yield Bond	554,930,087	185,410,038
Inflation Managed	74,793,419	83,049,932
Inflation Strategy	178,748,811	39,154,604
Managed Bond	722,799,850	479,208,787
Short Duration Bond	206,660,751	983,961,034
Emerging Markets Debt	976,400,380	241,564,616
Comstock	79,538,643	273,829,823
Developing Growth	105,586,591	188,457,594

	Other Securities
Portfolio	Purchases	Sales
Dividend Growth	$254,831,648	$103,507,098
Equity Index	64,193,631	483,818,593
Focused Growth	36,184,089	38,362,205
Growth	470,671,431	288,386,832
Large-Cap Growth	850,065,653	402,773,077
Large-Cap Value	107,792,476	571,976,026
Main Street Core	425,900,605	690,757,808
Mid-Cap Equity	600,400,346	538,961,388
Mid-Cap Growth	556,348,100	182,424,467
Mid-Cap Value	447,357,708	938,131,803
Small-Cap Equity	79,287,657	302,128,167

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Other Securities
Portfolio	Purchases	Sales
Small-Cap Growth	$32,537,561	$78,932,475
Small-Cap Index	110,973,633	162,728,475
Small-Cap Value	79,438,580	299,760,400
Value Advantage	135,597,904	422,765,312
Emerging Markets	367,863,505	537,821,901
International Large-Cap	689,027,663	159,851,706
International Small-Cap	107,576,053	347,505,952
International Value	897,935,439	379,770,376
Health Sciences	62,529,673	74,954,308
Real Estate	347,010,320	408,102,233
Technology	29,594,601	24,276,746
Currency Strategies	33,931,270	131,625,000

	Other Securities
Portfolio	Purchases	Sales
Diversified Alternatives	$1,204,654	$804,764
Global Absolute Return	283,712,526	335,663,017
Pacific Dynamix – Conservative Growth	36,960,460	41,136,982
Pacific Dynamix – Moderate Growth	176,887,513	157,348,183
Pacific Dynamix – Growth	85,635,930	74,279,358
Portfolio Optimization Conservative	278,140,565	382,583,866
Portfolio Optimization Moderate-Conservative	518,586,968	740,680,714
Portfolio Optimization Moderate	2,113,536,804	2,958,280,693
Portfolio Optimization Growth	1,813,483,320	2,573,692,399
Portfolio Optimization Aggressive-Growth	394,321,382	543,280,743
PSF DFA Balanced Allocation	42,750,922	10,505,373

10. SECURED BORROWINGS

The contractual maturity of secured borrowings and type of collateral pledged as of June 30, 2018, are summarized in the following table:

		Remaining Contractual Maturity of the Agreements
Portfolio/Secured Borrowing	Collateral Type	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 Days	Total
Inflation Managed
Sale-buyback financing transactions	U.S. Treasury Obligations	$-	$318,965,816	$-	$-	$318,965,816

Total borrowings		$-	$318,965,816	$-	$-	$318,965,816

Inflation Strategy
Reverse repurchase agreements	U.S. Treasury Obligations	$286,186,048	$-	$-	$-	$286,186,048

Total borrowings		$286,186,048	$-	$-	$-	$286,186,048

Managed Bond
Reverse repurchase agreements	U.S. Treasury Obligations	$61,208,375	$-	$-	$-	$61,208,375
Sale-buyback financing transactions	U.S. Treasury Obligations	-	442,648,688	75,083,427	-	517,732,116

Total borrowings		$61,208,375	$442,648,688	$75,083,427	$-	$578,940,491

Global Absolute Return
Reverse repurchase agreements	U.S. Treasury Obligations	$7,663,851	$-	$-	$-	$7,663,851

Total borrowings		$7,663,851	$-	$-	$-	$7,663,851

11. FEDERAL INCOME TAX INFORMATION

Each Fund presented in these financial statements is treated as a partnership for Federal income tax purposes. A Fund that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund are instead “passed through” pro rata to the insurance companies whose separate accounts invest in the Fund and retain the same character for Federal income tax purposes. An insurance company may benefit from this tax treatment. No dividends and capital gains distributions have been made by the Funds under the current dividend and distribution policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes (see Note 2B).

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and short sales as of June 30, 2018, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (2)	Unrealized Appreciation (Depreciation)
Core Income	$360,779,640	$844,335	($7,899,472)	($7,055,137)	$-	($7,055,137)
Diversified Bond	3,807,083,738	52,111,096	(125,546,896)	(73,435,800)	2,575,625	(70,860,175)
Floating Rate Income	530,474,447	2,177,156	(3,946,342)	(1,769,186)	-	(1,769,186)
Floating Rate Loan	568,091,256	8,136,477	(9,554,937)	(1,418,460)	-	(1,418,460)
High Yield Bond	1,181,001,650	17,602,027	(20,760,964)	(3,158,937)	-	(3,158,937)
Inflation Managed	1,172,491,188	5,681,652	(32,824,031)	(27,142,379)	3,659,028	(23,483,351)
Inflation Strategy	719,892,829	1,530,676	(2,933,811)	(1,403,135)	202,315	(1,200,820)
Managed Bond	4,391,397,898	55,357,032	(147,544,144)	(92,187,112)	20,005,526	(72,181,586)
Short Duration Bond	1,054,020,088	1,213,207	(9,197,218)	(7,984,011)	113,958	(7,870,053)
Emerging Markets Debt	1,186,111,150	3,155,465	(80,421,908)	(77,266,443)	(13,322,204)	(90,588,647)
Comstock	648,485,670	195,701,742	(36,020,119)	159,681,623	(16,711)	159,664,912
Developing Growth	163,762,273	52,625,272	(1,670,419)	50,954,853	-	50,954,853
Dividend Growth	778,216,293	223,334,787	(8,867,859)	214,466,928	-	214,466,928
Equity Index	1,892,314,313	876,845,563	(56,310,379)	820,535,184	(685,002)	819,850,182
Focused Growth	143,760,619	56,433,795	(2,682,254)	53,751,541	-	53,751,541
Growth	1,073,264,066	474,233,618	(11,485,187)	462,748,431	-	462,748,431
Large-Cap Growth	1,175,849,650	316,226,154	(3,746,937)	312,479,217	-	312,479,217
Large-Cap Value	1,164,952,966	430,163,880	(33,735,829)	396,428,051	-	396,428,051
Main Street Core	996,949,583	164,259,460	(23,740,322)	140,519,138	-	140,519,138
Mid-Cap Equity	855,202,792	110,608,512	(25,465,245)	85,143,267	-	85,143,267
Mid-Cap Growth	757,325,726	145,616,250	(17,258,704)	128,357,546	(744,595)	127,612,951

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (2)	Unrealized Appreciation (Depreciation)
Mid-Cap Value	$1,183,494,344	$139,217,007	($29,817,517)	$109,399,490	$-	$109,399,490
Small-Cap Equity	261,341,558	42,820,358	(10,247,351)	32,573,007	(24,723)	32,548,284
Small-Cap Growth	116,679,088	31,723,980	(7,246,766)	24,477,214	-	24,477,214
Small-Cap Index	716,463,532	220,329,213	(49,690,310)	170,638,903	(284,523)	170,354,380
Small-Cap Value	398,697,064	77,825,373	(11,590,654)	66,234,719	-	66,234,719
Value Advantage	846,573,329	172,302,073	(26,975,922)	145,326,151	-	145,326,151
Emerging Markets	1,613,198,939	428,084,346	(112,429,507)	315,654,839	-	315,654,839
International Large-Cap	1,953,302,930	285,018,579	(74,711,728)	210,306,851	-	210,306,851
International Small-Cap	605,510,527	152,913,396	(37,505,355)	115,408,041	-	115,408,041
International Value	1,859,105,956	91,501,656	(112,237,347)	(20,735,691)	-	(20,735,691)
Health Sciences	325,515,777	82,196,697	(13,341,741)	68,854,956	202,842	69,057,798
Real Estate	423,226,124	25,452,957	(2,835,678)	22,617,279	-	22,617,279
Technology	113,363,685	50,316,074	(721,937)	49,594,137	-	49,594,137
Currency Strategies	950,555,315	341,259	(6,014,636)	(5,673,377)	21,269,596	15,596,219
Diversified Alternatives	4,745,348	165,136	(5,337)	159,799	-	159,799
Equity Long/Short	1,142,743,196	57,007	-	57,007	(62,005,302)	(61,948,295)
Global Absolute Return	897,770,286	35,989,765	(35,653,463)	336,302	(5,493,920)	(5,157,618)
Pacific Dynamix - Conservative Growth	467,424,773	80,439,259	-	80,439,259	-	80,439,259
Pacific Dynamix - Moderate Growth	1,922,617,350	507,163,404	-	507,163,404	-	507,163,404
Pacific Dynamix - Growth	608,203,611	177,489,156	-	177,489,156	-	177,489,156
Portfolio Optimization Conservative	1,556,895,005	135,170,101	-	135,170,101	-	135,170,101
Portfolio Optimization Moderate-Conservative	2,411,756,384	356,486,585	(3,513,204)	352,973,381	-	352,973,381
Portfolio Optimization Moderate	9,446,583,711	1,818,312,738	(16,667,030)	1,801,645,708	-	1,801,645,708
Portfolio Optimization Growth	7,862,810,265	1,746,461,277	(10,780,590)	1,735,680,687	-	1,735,680,687
Portfolio Optimization Aggressive-Growth	1,731,642,480	441,768,106	(3,850,325)	437,917,781	-	437,917,781
PSF DFA Balanced Allocation	129,227,604	5,938,531	(1,590,008)	4,348,523	-	4,348,523

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.
(2)	Other includes net appreciation or depreciation on derivatives and short sales, if any.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after December 31, 2013.

12. REORGANIZATION

On June 28, 2018, the Main Street Core Portfolio (“Surviving Portfolio”) acquired all of the assets and liabilities of the Long/Short Large-Cap Portfolio (“Acquired Portfolio”), in a tax-free exchange for Federal tax purposes, pursuant to the plan of reorganization (“Reorganization”) approved by the Board and shareholders of record of the Long/Short Large-Cap Portfolio as of the applicable record date. The Long/Short Large-Cap Portfolio paid the cost of the Reorganization. The value of shares issued by the Surviving Portfolio is presented in the Statements of Changes in Net Assets. The number of shares acquired and issued by the Surviving Portfolio, the net assets and unrealized appreciation or depreciation of the Acquired Portfolio as of the reorganization date immediately prior to the Reorganization, and the net assets of the Surviving Portfolio as of the reorganization date immediately prior to and after the Reorganization, were as follows:

Date of Reorganization	Surviving Portfolio	Acquired Portfolio	Shares Acquired	Shares Issued In Acquisition	Surviving Portfolio Net Assets	Acquired Portfolio Net Assets	Net Assets After Reorganization	Acquired Portfolio Unrealized Appreciation
June 28, 2018	Main Street Core	Long/Short Large-Cap	4,135,725	1,553,041	$1,076,120,054	$60,059,847	$1,136,179,901	$1,983,895

13. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended June 30, 2018 and the fiscal year ended December 31, 2017 were as follows:

	Period Ended June 30, 2018	Year Ended December 31, 2017	Period Ended June 30, 2018	Year Ended December 31, 2017	Period Ended June 30, 2018	Year Ended December 31, 2017
	Core Income Portfolio		Diversified Bond Portfolio		Floating Rate Income Portfolio
Class I
Shares sold	340,473	1,201,464	4,416,261	12,449,467	1,775,941	2,234,698
Share repurchased	(165,755)	(118,645)	(3,211,032)	(3,182,450)	(430,333)	(1,424,103)
Net increase (decrease)	174,718	1,082,819	1,205,229	9,267,017	1,345,608	810,595
Shares outstanding, beginning of year or period	1,721,312	638,493	38,051,231	28,784,214	5,377,636	4,567,041
Shares outstanding, end of year or period	1,896,030	1,721,312	39,256,460	38,051,231	6,723,244	5,377,636

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2018	Year Ended December 31, 2017	Period Ended June 30, 2018	Year Ended December 31, 2017	Period Ended June 30, 2018	Year Ended December 31, 2017
	Core Income Portfolio		Diversified Bond Portfolio		Floating Rate Income Portfolio
Class P
Shares sold	2,378,376	2,832,544	2,461,638	13,270,208	91,719	22,556,090
Shares repurchased	(6,044,504)	(2,337,155)	(29,580,737)	(38,266,931)	(12,510,414)	(2,898,332)
Net increase (decrease)	(3,666,128)	495,389	(27,119,099)	(24,996,723)	(12,418,695)	19,657,758
Shares outstanding, beginning of year or period	35,119,283	34,623,894	260,840,945	285,837,668	47,637,159	27,979,401
Shares outstanding, end of year or period	31,453,155	35,119,283	233,721,846	260,840,945	35,218,464	47,637,159

	Floating Rate Loan Portfolio		High Yield Bond Portfolio		Inflation Managed Portfolio

Class I
Shares sold	3,626,197	5,815,844	4,187,795	8,020,159	1,000,877	2,855,470
Share repurchased	(1,968,453)	(4,117,841)	(6,097,839)	(10,562,136)	(2,978,870)	(4,671,643)
Net increase (decrease)	1,657,744	1,698,003	(1,910,044)	(2,541,977)	(1,977,993)	(1,816,173)
Shares outstanding, beginning of year or period	23,925,322	22,227,319	40,374,937	42,916,914	32,284,912	34,101,085
Shares outstanding, end of year or period	25,583,066	23,925,322	38,464,893	40,374,937	30,306,919	32,284,912

Class P
Shares sold	97,348	23,244,617	45,736,940	598,235	4,568,269	1,253,919
Shares repurchased	(21,704,081)	(4,657,021)	(4,047,625)	(10,966,279)	(1,215,425)	(11,968,327)
Net increase (decrease)	(21,606,733)	18,587,596	41,689,315	(10,368,044)	3,352,844	(10,714,408)
Shares outstanding, beginning of year or period	61,611,835	43,024,239	59,502,256	69,870,300	30,951,883	41,666,291
Shares outstanding, end of year or period	40,005,102	61,611,835	101,191,571	59,502,256	34,304,727	30,951,883

	Inflation Strategy Portfolio		Managed Bond Portfolio		Short Duration Bond Portfolio
Class I
Shares sold	259,177	734,228	2,488,924	6,373,376	1,971,236	11,141,829
Share repurchased	(161,247)	(276,704)	(3,694,995)	(7,759,062)	(3,179,362)	(5,333,406)
Net increase (decrease)	97,930	457,524	(1,206,071)	(1,385,686)	(1,208,126)	5,808,423
Shares outstanding, beginning of year or period	2,170,137	1,712,613	68,931,549	70,317,235	48,964,233	43,155,810
Shares outstanding, end of year or period	2,268,067	2,170,137	67,725,478	68,931,549	47,756,107	48,964,233

Class P
Shares sold	24,613,656	763,289	1,101,261	580,555	556,062	51,812,201
Shares repurchased	(1,170,723)	(5,816,074)	(20,087,493)	(37,681,928)	(108,538,976)	(9,867,890)
Net increase (decrease)	23,442,933	(5,052,785)	(18,986,232)	(37,101,373)	(107,982,914)	41,944,311
Shares outstanding, beginning of year or period	15,830,612	20,883,397	136,487,349	173,588,722	164,696,314	122,752,003
Shares outstanding, end of year or period	39,273,545	15,830,612	117,501,117	136,487,349	56,713,400	164,696,314

	Emerging Markets Debt Portfolio		Comstock Portfolio		Developing Growth Portfolio
Class I
Shares sold	912,082	2,665,299	326,617	938,641	633,847	301,113
Share repurchased	(478,326)	(780,807)	(1,072,860)	(3,122,068)	(847,564)	(1,424,169)
Net increase (decrease)	433,756	1,884,492	(746,243)	(2,183,427)	(213,717)	(1,123,056)
Shares outstanding, beginning of year or period	3,861,907	1,977,415	17,749,724	19,933,151	8,492,763	9,615,819
Shares outstanding, end of year or period	4,295,663	3,861,907	17,003,481	17,749,724	8,279,046	8,492,763

Class P
Shares sold	68,844,814	2,586,672	84,784	3,946,080	5,315	513,737
Shares repurchased	(1,274,101)	(28,953,282)	(10,794,256)	(17,043,829)	(3,860,249)	(2,978,286)
Net increase (decrease)	67,570,713	(26,366,610)	(10,709,472)	(13,097,749)	(3,854,934)	(2,464,549)
Shares outstanding, beginning of year or period	26,109,160	52,475,770	40,745,058	53,842,807	6,617,085	9,081,634
Shares outstanding, end of year or period	93,679,873	26,109,160	30,035,586	40,745,058	2,762,151	6,617,085

	Dividend Growth Portfolio		Equity Index Portfolio		Focused Growth Portfolio
Class I
Shares sold	410,127	811,391	1,231,932	6,366,087	383,074	848,025
Share repurchased	(1,005,019)	(2,153,722)	(1,701,756)	(2,981,207)	(499,485)	(844,395)
Net increase (decrease)	(594,892)	(1,342,331)	(469,824)	3,384,880	(116,411)	3,630
Shares outstanding, beginning of year or period	20,188,408	21,530,739	35,347,649	31,962,769	6,575,810	6,572,180
Shares outstanding, end of year or period	19,593,516	20,188,408	34,877,825	35,347,649	6,459,399	6,575,810

Class P
Shares sold	9,071,382	9,103	18,660	3,861,661	-	-
Shares repurchased	(2,307,856)	(5,135,591)	(6,592,635)	(3,054,353)	-	-
Net increase (decrease)	6,763,526	(5,126,488)	(6,573,975)	807,308	-	-
Shares outstanding, beginning of year or period	19,987,069	25,113,557	13,639,532	12,832,224	843	843
Shares outstanding, end of year or period	26,750,595	19,987,069	7,065,557	13,639,532	843	843

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2018	Year Ended December 31, 2017	Period Ended June 30, 2018	Year Ended December 31, 2017	Period Ended June 30, 2018	Year Ended December 31, 2017
	Growth Portfolio		Large-Cap Growth Portfolio		Large-Cap Value Portfolio
Class I
Shares sold	477,950	1,215,773	2,154,561	3,211,165	354,506	997,171
Share repurchased	(1,190,273)	(2,144,655)	(1,468,910)	(3,305,297)	(1,432,940)	(2,474,558)
Net increase (decrease)	(712,323)	(928,882)	685,651	(94,132)	(1,078,434)	(1,477,387)
Shares outstanding, beginning of year or period	20,078,442	21,007,324	21,107,946	21,202,078	17,678,498	19,155,885
Shares outstanding, end of year or period	19,366,119	20,078,442	21,793,597	21,107,946	16,600,064	17,678,498

Class P
Shares sold	10,967,193	2,890,025	47,039,859	34,111	134,367	8,283,936
Shares repurchased	(4,600,102)	(5,202,160)	(13,923,744)	(31,087,850)	(19,336,385)	(17,247,492)
Net increase (decrease)	6,367,091	(2,312,135)	33,116,115	(31,053,739)	(19,202,018)	(8,963,556)
Shares outstanding, beginning of year or period	20,604,498	22,916,633	48,708,931	79,762,670	69,821,157	78,784,713
Shares outstanding, end of year or period	26,971,589	20,604,498	81,825,046	48,708,931	50,619,139	69,821,157

	Main Street Core Portfolio		Mid-Cap Equity Portfolio		Mid-Cap Growth Portfolio
Class I
Shares sold	54,643	224,110	761,327	1,002,158	960,756	2,167,134
Shares issued in connection with acquisition (1)	1,553,041	-	-	-	-	-
Share repurchased	(850,595)	(2,054,916)	(1,278,520)	(2,771,826)	(1,510,965)	(2,531,413)
Net increase (decrease)	757,089	(1,830,806)	(517,193)	(1,769,668)	(550,209)	(364,279)
Shares outstanding, beginning of year or period	15,268,836	17,099,642	17,494,288	19,263,956	22,045,036	22,409,315
Shares outstanding, end of year or period	16,025,925	15,268,836	16,977,095	17,494,288	21,494,827	22,045,036

Class P
Shares sold	20,866	1,939,720	5,463,836	305,163	30,469,020	265,368
Shares repurchased	(6,118,232)	(3,967,885)	(2,468,708)	(17,563,279)	(4,462,790)	(8,319,111)
Net increase (decrease)	(6,097,366)	(2,028,165)	2,995,128	(17,258,116)	26,006,230	(8,053,743)
Shares outstanding, beginning of year or period	18,077,112	20,105,277	18,888,513	36,146,629	9,541,795	17,595,538
Shares outstanding, end of year or period	11,979,746	18,077,112	21,883,641	18,888,513	35,548,025	9,541,795

	Mid-Cap Value Portfolio		Small-Cap Equity Portfolio		Small-Cap Growth Portfolio
Class I
Shares sold	262,598	770,511	285,424	677,654
Share repurchased	(478,721)	(808,534)	(919,105)	(896,560)
Net increase (decrease)	(216,123)	(38,023)	(633,681)	(218,906)
Shares outstanding, beginning of year or period	6,311,115	6,349,138	4,510,684	4,729,590
Shares outstanding, end of year or period	6,094,992	6,311,115	3,877,003	4,510,684

Class P
Shares sold	107,446	12,522,312	5,494	452,197	1,522,786	1,264,459
Shares repurchased	(18,110,100)	(12,114,933)	(8,290,315)	(4,860,018)	(4,998,409)	(4,448,585)
Net increase (decrease)	(18,002,654)	407,379	(8,284,821)	(4,407,821)	(3,475,623)	(3,184,126)
Shares outstanding, beginning of year or period	62,068,841	61,661,462	15,642,204	20,050,025	13,438,715	16,622,841
Shares outstanding, end of year or period	44,066,187	62,068,841	7,357,383	15,642,204	9,963,092	13,438,715

	Small-Cap Index Portfolio		Small-Cap Value Portfolio		Value Advantage Portfolio
Class I
Shares sold	1,517,152	2,270,958	269,588	1,052,632	287,545	798,712
Share repurchased	(1,461,678)	(3,148,477)	(847,017)	(2,107,536)	(205,335)	(665,644)
Net increase (decrease)	55,474	(877,519)	(577,429)	(1,054,904)	82,210	133,068
Shares outstanding, beginning of year or period	22,502,079	23,379,598	10,827,758	11,882,662	2,063,418	1,930,350
Shares outstanding, end of year or period	22,557,553	22,502,079	10,250,329	10,827,758	2,145,628	2,063,418

Class P
Shares sold	141,017	3,936	6,623	4,704,265	102,528	10,118,841
Shares repurchased	(2,922,179)	(18,608,816)	(8,678,460)	(4,796,828)	(18,879,810)	(16,394,717)
Net increase (decrease)	(2,781,162)	(18,604,880)	(8,671,837)	(92,563)	(18,777,282)	(6,275,876)
Shares outstanding, beginning of year or period	15,308,036	33,912,916	17,512,058	17,604,621	75,284,175	81,560,051
Shares outstanding, end of year or period	12,526,874	15,308,036	8,840,221	17,512,058	56,506,893	75,284,175

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2018	Year Ended December 31, 2017	Period Ended June 30, 2018	Year Ended December 31, 2017	Period Ended June 30, 2018	Year Ended December 31, 2017
	Emerging Markets Portfolio		International Large-Cap Portfolio		International Small-Cap Portfolio
Class I
Shares sold	1,513,949	3,007,402	2,957,298	4,063,441	1,517,124	1,140,293
Share repurchased	(1,771,078)	(3,364,203)	(3,492,210)	(10,853,079)	(451,145)	(1,807,467)
Net increase (decrease)	(257,129)	(356,801)	(534,912)	(6,789,638)	1,065,979	(667,174)
Shares outstanding, beginning of year or period	24,053,360	24,410,161	59,539,265	66,328,903	7,927,460	8,594,634
Shares outstanding, end of year or period	23,796,231	24,053,360	59,004,353	59,539,265	8,993,439	7,927,460

Class P
Shares sold	269,363	5,862,396	62,677,143	75,298	525,770	25,883
Shares repurchased	(9,183,699)	(23,914,679)	(10,186,524)	(66,159,440)	(16,604,989)	(32,949,812)
Net increase (decrease)	(8,914,336)	(18,052,283)	52,490,619	(66,084,142)	(16,079,219)	(32,923,929)
Shares outstanding, beginning of year or period	86,995,270	105,047,553	108,346,196	174,430,338	57,161,887	90,085,816
Shares outstanding, end of year or period	78,080,934	86,995,270	160,836,815	108,346,196	41,082,668	57,161,887

	International Value Portfolio		Health Sciences Portfolio		Real Estate Portfolio
Class I
Shares sold	954,561	1,005,240	265,445	1,035,732	472,510	694,781
Share repurchased	(1,233,835)	(2,604,643)	(581,348)	(1,382,830)	(1,144,213)	(2,238,175)
Net increase (decrease)	(279,274)	(1,599,403)	(315,903)	(347,098)	(671,703)	(1,543,394)
Shares outstanding, beginning of year or period	23,589,615	25,189,018	10,698,848	11,045,946	11,807,362	13,350,756
Shares outstanding, end of year or period	23,310,341	23,589,615	10,382,945	10,698,848	11,135,659	11,807,362

Class P
Shares sold	44,077,271	23,834,029	-	-	339,273	579,425
Shares repurchased	(7,531,735)	(13,267,877)	-	-	(2,849,740)	(5,897,698)
Net increase (decrease)	36,545,536	10,566,152	-	-	(2,510,467)	(5,318,273)
Shares outstanding, beginning of year or period	77,725,634	67,159,482	773	773	9,882,208	15,200,481
Shares outstanding, end of year or period	114,271,170	77,725,634	773	773	7,371,741	9,882,208

	Technology Portfolio		Currency Strategies Portfolio		Diversified Alternatives Portfolio
Class I
Shares sold	2,406,785	4,551,214	82,765	66,934	76,509	173,757
Share repurchased	(1,558,507)	(2,666,339)	(38,804)	(118,589)	(40,101)	(51,568)
Net increase (decrease)	848,278	1,884,875	43,961	(51,655)	36,408	122,189
Shares outstanding, beginning of year or period	18,911,310	17,026,435	410,985	462,640	402,317	280,128
Shares outstanding, end of year or period	19,759,588	18,911,310	454,946	410,985	438,725	402,317

Class P
Shares sold	-	-	1,320,703	2,874,351
Shares repurchased	-	-	(8,090,147)	(11,776,869)
Net increase (decrease)	-	-	(6,769,444)	(8,902,518)
Shares outstanding, beginning of year or period	1,837	1,837	86,976,836	95,879,354
Shares outstanding, end of year or period	1,837	1,837	80,207,392	86,976,836

	Equity Long/Short Portfolio		Global Absolute Return Portfolio		Pacific Dynamix - Conservative Growth Portfolio
Class I
Shares sold	377,857	904,406	168,064	1,992,573	1,356,515	2,352,239
Share repurchased	(284,903)	(368,211)	(270,333)	(211,124)	(1,556,837)	(3,610,788)
Net increase (decrease)	92,954	536,195	(102,269)	1,781,449	(200,322)	(1,258,549)
Shares outstanding, beginning of year or period	2,124,800	1,588,605	3,026,006	1,244,557	35,438,003	36,696,552
Shares outstanding, end of year or period	2,217,754	2,124,800	2,923,737	3,026,006	35,237,681	35,438,003

Class P
Shares sold	25,516,424	1,053,409	1,165,863	20,237,158
Shares repurchased	(2,308,664)	(24,628,067)	(6,358,291)	(9,223,405)
Net increase (decrease)	23,207,760	(23,574,658)	(5,192,428)	11,013,753
Shares outstanding, beginning of year or period	67,915,338	91,489,996	84,031,967	73,018,214
Shares outstanding, end of year or period	91,123,098	67,915,338	78,839,539	84,031,967

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2018	Year Ended December 31, 2017	Period Ended June 30, 2018	Year Ended December 31, 2017	Period Ended June 30, 2018	Year Ended December 31, 2017
	Pacific Dynamix - Moderate Growth Portfolio		Pacific Dynamix - Growth Portfolio		Portfolio Optimization Conservative Portfolio
Class I
Shares sold	3,462,987	9,231,932	1,921,057	4,765,545	4,747,484	2,076,591
Share repurchased	(2,230,461)	(3,475,003)	(1,343,528)	(3,011,193)	(12,725,202)	(29,359,764)
Net increase (decrease)	1,232,526	5,756,929	577,529	1,754,352	(7,977,718)	(27,283,173)
Shares outstanding, beginning of year or period	123,286,608	117,529,679	35,360,063	33,605,711	141,972,711	169,255,884
Shares outstanding, end of year or period	124,519,134	123,286,608	35,937,592	35,360,063	133,994,993	141,972,711

	Portfolio Optimization Moderate-Conservative Portfolio		Portfolio Optimization Moderate Portfolio		Portfolio Optimization Growth Portfolio
Class I
Shares sold	515,928	1,218,412	500,030	1,550,001	393,337	902,304
Share repurchased	(16,167,073)	(63,661,102)	(55,897,934)	(116,914,559)	(46,853,655)	(96,895,176)
Net increase (decrease)	(15,651,145)	(62,442,690)	(55,397,904)	(115,364,558)	(46,460,318)	(95,992,872)
Shares outstanding, beginning of year or period	216,799,910	279,242,600	817,857,169	933,221,727	653,405,687	749,398,559
Shares outstanding, end of year or period	201,148,765	216,799,910	762,459,265	817,857,169	606,945,369	653,405,687

	Portfolio Optimization Aggressive-Growth Portfolio		PSF DFA Balanced Allocation Portfolio
Class D
Shares sold			2,921,348	5,671,863
Share repurchased			(290,407)	(230,645)
Net increase (decrease)			2,630,941	5,441,218
Shares outstanding, beginning of year or period			8,573,527	3,132,309
Shares outstanding, end of year or period			11,204,468	8,573,527

Class I
Shares sold	684,386	1,135,366
Share repurchased	(9,427,280)	(20,759,462)
Net increase (decrease)	(8,742,894)	(19,624,096)
Shares outstanding, beginning of year or period	141,283,413	160,907,509
Shares outstanding, end of year or period	132,540,519	141,283,413

(1)	See Note 12 in Notes to Financial Statements for shares issued in connection with acquisition.

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2018 to June 30, 2018.

ACTUAL EXPENSES

The first line of the table below for each Fund provides information about actual account values and actual expenses based on each Fund’s actual performance and each Fund’s actual expenses, after any applicable advisory fee waivers and adviser expense reimbursements (see Notes 6, 7B, and 7C in Notes to Financial Statements). The “Ending Account Value at 06/30/18” column shown is derived from the Fund’s actual performance; the “Annualized Expense Ratio” column shows the Fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/18-06/30/18” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2018 to June 30, 2018.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each Fund in your account, simply divide that Fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply this result by the number given for your fund(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/18-06/30/18.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual Fund’s expenses, after any applicable advisory fee waivers and adviser expense reimbursements (see Notes 6, 7B, and 7C in Notes to Financial Statements). It assumes that the Fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the Fund to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/18	Ending Account Value at 06/30/18	Annualized Expense Ratio	Expenses Paid During the Period 01/01/18- 06/30/18 (1)
Core Income
Actual
Class I	$1,000.00	$980.10	0.75%	$3.68
Class P	1,000.00	981.10	0.55%	2.70
Hypothetical
Class I	$1,000.00	$1,021.08	0.75%	$3.76
Class P	1,000.00	1,022.07	0.55%	2.76

Diversified Bond
Actual
Class I	$1,000.00	$976.00	0.64%	$3.14
Class P	1,000.00	976.90	0.44%	2.16
Hypothetical
Class I	$1,000.00	$1,021.62	0.64%	$3.21
Class P	1,000.00	1,022.61	0.44%	2.21

Floating Rate Income
Actual
Class I	$1,000.00	$1,017.70	0.92%	$4.60
Class P	1,000.00	1,018.70	0.72%	3.60
Hypothetical
Class I	$1,000.00	$1,020.23	0.92%	$4.61
Class P	1,000.00	1,021.22	0.72%	3.61

Floating Rate Loan
Actual
Class I	$1,000.00	$1,019.70	0.95%	$4.76
Class P	1,000.00	1,020.70	0.75%	3.76
Hypothetical
Class I	$1,000.00	$1,020.08	0.95%	$4.76
Class P	1,000.00	1,021.08	0.75%	3.76

Portfolio	Beginning Account Value at 01/01/18	Ending Account Value at 06/30/18	Annualized Expense Ratio	Expenses Paid During the Period 01/01/18- 06/30/18 (1)
High Yield Bond
Actual
Class I	$1,000.00	$997.20	0.63%	$3.12
Class P	1,000.00	998.20	0.43%	2.13
Hypothetical
Class I	$1,000.00	$1,021.67	0.63%	$3.16
Class P	1,000.00	1,022.66	0.43%	2.16

Inflation Managed
Actual
Class I	$1,000.00	$997.60	1.46%	$7.23
Class P	1,000.00	998.60	1.26%	6.24
Hypothetical
Class I	$1,000.00	$1,017.55	1.46%	$7.30
Class P	1,000.00	1,018.55	1.26%	6.31

Inflation Strategy
Actual
Class I	$1,000.00	$999.50	1.95%	$9.67
Class P	1,000.00	1,000.50	1.81%	8.98
Hypothetical
Class I	$1,000.00	$1,015.12	1.95%	$9.74
Class P	1,000.00	1,015.82	1.81%	9.05

Managed Bond
Actual
Class I	$1,000.00	$983.70	0.94%	$4.62
Class P	1,000.00	984.60	0.74%	3.64
Hypothetical
Class I	$1,000.00	$1,020.13	0.94%	$4.71
Class P	1,000.00	1,021.12	0.74%	3.71

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/18	Ending Account Value at 06/30/18	Annualized Expense Ratio	Expenses Paid During the Period 01/01/18- 06/30/18 (1)
Short Duration Bond
Actual
Class I	$1,000.00	$1,000.60	0.64%	$3.17
Class P	1,000.00	1,001.60	0.43%	2.13
Hypothetical
Class I	$1,000.00	$1,021.62	0.64%	$3.21
Class P	1,000.00	1,022.66	0.43%	2.16

Emerging Markets Debt
Actual
Class I	$1,000.00	$932.50	1.04%	$4.98
Class P	1,000.00	933.50	0.83%	3.98
Hypothetical
Class I	$1,000.00	$1,019.64	1.04%	$5.21
Class P	1,000.00	1,020.68	0.83%	4.16

Comstock
Actual
Class I	$1,000.00	$998.60	0.93%	$4.61
Class P	1,000.00	999.60	0.73%	3.62
Hypothetical
Class I	$1,000.00	$1,020.18	0.93%	$4.66
Class P	1,000.00	1,021.17	0.73%	3.66

Developing Growth
Actual
Class I	$1,000.00	$1,235.90	0.83%	$4.60
Class P	1,000.00	1,237.10	0.64%	3.55
Hypothetical
Class I	$1,000.00	$1,020.68	0.83%	$4.16
Class P	1,000.00	1,021.62	0.64%	3.21

Dividend Growth
Actual
Class I	$1,000.00	$1,014.00	0.89%	$4.44
Class P	1,000.00	1,015.00	0.69%	3.45
Hypothetical
Class I	$1,000.00	$1,020.38	0.89%	$4.46
Class P	1,000.00	1,021.37	0.69%	3.46

Equity Index
Actual
Class I	$1,000.00	$1,024.40	0.28%	$1.41
Class P	1,000.00	1,025.40	0.08%	0.40
Hypothetical
Class I	$1,000.00	$1,023.41	0.28%	$1.40
Class P	1,000.00	1,024.40	0.08%	0.40

Focused Growth
Actual
Class I	$1,000.00	$1,135.70	0.96%	$5.08
Class P	1,000.00	1,136.90	0.75%	3.97
Hypothetical
Class I	$1,000.00	$1,020.03	0.96%	$4.81
Class P	1,000.00	1,021.08	0.75%	3.76

Growth
Actual
Class I	$1,000.00	$1,121.70	0.77%	$4.05
Class P	1,000.00	1,122.80	0.58%	3.05
Hypothetical
Class I	$1,000.00	$1,020.98	0.77%	$3.86
Class P	1,000.00	1,021.92	0.58%	2.91

Portfolio	Beginning Account Value at 01/01/18	Ending Account Value at 06/30/18	Annualized Expense Ratio	Expenses Paid During the Period 01/01/18- 06/30/18 (1)
Large-Cap Growth
Actual
Class I	$1,000.00	$1,143.70	0.89%	$4.73
Class P	1,000.00	1,144.80	0.69%	3.67
Hypothetical
Class I	$1,000.00	$1,020.38	0.89%	$4.73
Class P	1,000.00	1,021.37	0.69%	3.46

Large-Cap Value
Actual
Class I	$1,000.00	$980.20	0.83%	$4.08
Class P	1,000.00	981.20	0.63%	3.09
Hypothetical
Class I	$1,000.00	$1,020.68	0.83%	$4.16
Class P	1,000.00	1,021.67	0.63%	3.16

Main Street Core
Actual
Class I	$1,000.00	$999.80	0.68%	$3.37
Class P	1,000.00	1,000.80	0.48%	2.38
Hypothetical
Class I	$1,000.00	$1,021.42	0.68%	$3.41
Class P	1,000.00	1,022.41	0.48%	2.41

Mid-Cap Equity
Actual
Class I	$1,000.00	$1,017.30	0.88%	$4.40
Class P	1,000.00	1,018.30	0.68%	3.40
Hypothetical
Class I	$1,000.00	$1,020.43	0.88%	$4.41
Class P	1,000.00	1,021.42	0.68%	3.41

Mid-Cap Growth
Actual
Class I	$1,000.00	$1,114.00	0.89%	$4.66
Class P	1,000.00	1,115.10	0.69%	3.62
Hypothetical
Class I	$1,000.00	$1,020.38	0.89%	$4.46
Class P	1,000.00	1,021.37	0.69%	3.46

Mid-Cap Value
Actual
Class I	$1,000.00	$986.90	0.91%	$4.48
Class P	1,000.00	987.90	0.71%	3.50
Hypothetical
Class I	$1,000.00	$1,020.28	0.91%	$4.56
Class P	1,000.00	1,021.27	0.71%	3.56

Small-Cap Equity
Actual
Class I	$1,000.00	$1,039.00	0.91%	$4.60
Class P	1,000.00	1,040.00	0.71%	3.59
Hypothetical
Class I	$1,000.00	$1,020.28	0.91%	$4.56
Class P	1,000.00	1,021.27	0.71%	3.56

Small-Cap Growth
Actual
Class P	$1,000.00	$1,078.80	0.85%	$4.38
Hypothetical
Class P	$1,000.00	$1,020.58	0.85%	$4.26

Small-Cap Index
Actual
Class I	$1,000.00	$1,073.40	0.54%	$2.78
Class P	1,000.00	1,074.50	0.35%	1.80
Hypothetical
Class I	$1,000.00	$1,022.12	0.54%	$2.71
Class P	1,000.00	1,023.06	0.35%	1.76

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/18	Ending Account Value at 06/30/18	Annualized Expense Ratio	Expenses Paid During the Period 01/01/18- 06/30/18 (1)
Small-Cap Value
Actual
Class I	$1,000.00	$1,035.50	0.98%	$4.95
Class P	1,000.00	1,036.50	0.78%	3.94
Hypothetical
Class I	$1,000.00	$1,019.93	0.98%	$4.91
Class P	1,000.00	1,020.93	0.78%	3.91

Value Advantage
Actual
Class I	$1,000.00	$989.40	0.88%	$4.34
Class P	1,000.00	990.40	0.68%	3.36
Hypothetical
Class I	$1,000.00	$1,020.43	0.88%	$4.41
Class P	1,000.00	1,021.42	0.68%	3.41

Emerging Markets
Actual
Class I	$1,000.00	$989.20	1.06%	$5.23
Class P	1,000.00	990.10	0.86%	4.24
Hypothetical
Class I	$1,000.00	$1,019.54	1.06%	$5.31
Class P	1,000.00	1,020.53	0.86%	4.31

International Large-Cap
Actual
Class I	$1,000.00	$978.70	1.00%	$4.91
Class P	1,000.00	979.70	0.80%	3.93
Hypothetical
Class I	$1,000.00	$1,019.84	1.00%	$5.01
Class P	1,000.00	1,020.83	0.80%	4.01

International Small-Cap
Actual
Class I	$1,000.00	$959.90	1.09%	$5.30
Class P	1,000.00	960.90	0.89%	4.33
Hypothetical
Class I	$1,000.00	$1,019.39	1.09%	$5.46
Class P	1,000.00	1,020.38	0.89%	4.46

International Value
Actual
Class I	$1,000.00	$946.80	0.88%	$4.25
Class P	1,000.00	947.70	0.68%	3.28
Hypothetical
Class I	$1,000.00	$1,020.43	0.88%	$4.41
Class P	1,000.00	1,021.42	0.68%	3.41

Health Sciences
Actual
Class I	$1,000.00	$1,065.50	1.13%	$5.79
Class P	1,000.00	1,066.60	0.92%	4.71
Hypothetical
Class I	$1,000.00	$1,019.19	1.13%	$5.66
Class P	1,000.00	1,020.23	0.92%	4.61

Real Estate
Actual
Class I	$1,000.00	$979.10	1.07%	$5.25
Class P	1,000.00	980.00	0.87%	4.27
Hypothetical
Class I	$1,000.00	$1,019.49	1.07%	$5.36
Class P	1,000.00	1,020.48	0.87%	4.36

Portfolio	Beginning Account Value at 01/01/18	Ending Account Value at 06/30/18	Annualized Expense Ratio	Expenses Paid During the Period 01/01/18- 06/30/18 (1)
Technology
Actual
Class I	$1,000.00	$1,168.20	1.13%	$6.07
Class P	1,000.00	1,169.40	0.92%	4.95
Hypothetical
Class I	$1,000.00	$1,019.19	1.13%	$5.66
Class P	1,000.00	1,020.23	0.92%	4.61

Currency Strategies
Actual
Class I	$1,000.00	$1,070.90	0.91%	$4.67
Class P	1,000.00	1,072.00	0.72%	3.70
Hypothetical
Class I	$1,000.00	$1,020.28	0.91%	$4.56
Class P	1,000.00	1,021.22	0.72%	3.61

Diversified Alternatives (2)
Actual
Class I	$1,000.00	$982.60	0.50%	$2.46
Hypothetical
Class I	$1,000.00	$1,022.32	0.50%	$2.51

Equity Long/Short
Actual
Class I	$1,000.00	$904.80	1.29%	$6.09
Class P	1,000.00	905.70	1.09%	5.15
Hypothetical
Class I	$1,000.00	$1,018.40	1.29%	$6.46
Class P	1,000.00	1,019.39	1.09%	5.46

Global Absolute Return
Actual
Class I	$1,000.00	$960.80	1.14%	$5.54
Class P	1,000.00	961.70	0.94%	4.57
Hypothetical
Class I	$1,000.00	$1,019.14	1.14%	$5.71
Class P	1,000.00	1,020.13	0.94%	4.71

Pacific Dynamix-Conservative Growth (2)
Actual
Class I	$1,000.00	$993.60	0.38%	$1.88
Hypothetical
Class I	$1,000.00	$1,022.91	0.38%	$1.91

Pacific Dynamix-Moderate Growth (2)
Actual
Class I	$1,000.00	$996.40	0.37%	$1.83
Hypothetical
Class I	$1,000.00	$1,022.96	0.37%	$1.86

Pacific Dynamix-Growth (2)
Actual
Class I	$1,000.00	$1,000.10	0.37%	$1.83
Hypothetical
Class I	$1,000.00	$1,022.96	0.37%	$1.86

Portfolio Optimization Conservative (2)
Actual
Class I	$1,000.00	$985.30	0.32%	$1.58
Hypothetical
Class I	$1,000.00	$1,023.21	0.32%	$1.61
Portfolio Optimization Moderate-Conservative (2)
Actual
Class I	$1,000.00	$989.10	0.32%	$1.58
Hypothetical
Class I	$1,000.00	$1,023.21	0.32%	$1.61

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/18	Ending Account Value at 06/30/18	Annualized Expense Ratio	Expenses Paid During the Period 01/01/18- 06/30/18 (1)
Portfolio Optimization Moderate (2)
Actual
Class I	$1,000.00	$992.50	0.32%	$1.58
Hypothetical
Class I	$1,000.00	$1,023.21	0.32%	$1.61

Portfolio Optimization Growth (2)
Actual
Class I	$1,000.00	$995.90	0.32%	$1.58
Hypothetical
Class I	$1,000.00	$1,023.21	0.32%	$1.61

Portfolio	Beginning Account Value at 01/01/18	Ending Account Value at 06/30/18	Annualized Expense Ratio	Expenses Paid During the Period 01/01/18- 06/30/18 (1)
Portfolio Optimization Aggressive-Growth (2)
Actual
Class I	$1,000.00	$999.20	0.32%	$1.59
Hypothetical
Class I	$1,000.00	$1,023.21	0.32%	$1.61

PSF DFA Balanced Allocation (2)
Actual
Class D	$1,000.00	$997.80	0.55%	$2.72
Hypothetical
Class D	$1,000.00	$1,022.07	0.55%	$2.76

(1)

Expenses paid during the six-month period are equal to the Fund’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.

(2)

The annualized expense ratios for the Diversified Alternatives, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios do not include expenses of their respective Underlying Funds (see Note 1 in Notes to Financial Statements) in which these Funds invest.

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

(Unaudited)

I. Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and, after the initial period, determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers (the “Sub-Advisers”). PLFA serves as the investment adviser for all of the Funds and directly manages the Core Income, Floating Rate Income and High Yield Bond Portfolios (the “PAM Managed Funds”) under the name Pacific Asset Management (“PAM”); the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (the “Portfolio Optimization Funds”); the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios (the “Pacific Dynamix Funds”); the Diversified Alternatives Portfolio; and the PSF DFA Balanced Allocation Portfolio (together with the Portfolio Optimization Funds, Pacific Dynamix Funds and Diversified Alternatives Portfolio, the “Asset Allocation Funds” and together with the Asset Allocation Funds and PAM Managed Funds, the “Directly Managed Funds”). For all other Funds, PLFA has retained other firms to serve as Sub-Advisers under PLFA’s supervision. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 13, 2017. The description below does not relate to the annual renewal of the Advisory Agreement and Sub-Advisory Agreements discussed above, but to the approval of a change in sub-adviser for the Real Estate Portfolio (the “Fund”), as described in further detail below.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreement. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreement, and in the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II. Board Consideration of the New Sub-Advisory Agreements

The Board approved a change in sub-adviser and a new sub-advisory agreement with respect to the Real Estate Portfolio effective on or about May 1, 2018. Under the 1940 Act, a new sub-advisory agreement generally requires shareholder approval; however, pursuant to an exemptive order issued to Pacific Life Insurance Company (“Pacific Life”) by the Securities and Exchange Commission (“SEC”) on October 13, 1999 and relied upon by the Trust and PLFA, PLFA and the Trust can hire, terminate, and replace, as applicable, sub-advisers and enter into new sub-advisory agreements (except, as a general matter, sub-advisers affiliated with PLFA) without shareholder approval in accordance with the requirements of the exemptive order.

At an in-person meeting on March 27, 2018, based upon a recommendation from PLFA, the Board, including all of the Independent Trustees, approved, effective on or about May 1, 2018, a new sub-advisory agreement with Principal Real Estate Investors, LLC (“Principal”), with respect to the Fund (the “Principal Sub-Advisory Agreement”) and appointed Principal as the new sub-adviser for the Fund. Also at the March 27, 2018 meeting, the Board terminated the sub-advisory agreement for the Fund with the prior sub-adviser upon the effectiveness of the Principal Sub-Advisory Agreement. Principal’s appointment as the sub-adviser and the Board’s approval of the Principal Sub-Advisory Agreement were made in accordance with the requirements of the exemptive order and do not require shareholder approval. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings were sold and new investments were purchased in accordance with recommendations by Principal. PLFA and/or the Trust retained a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with the transition.

In considering the appointment of Principal as a sub-adviser, the Board reviewed with PLFA its rationale for recommending a change in sub-adviser for the Fund. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that Principal be appointed as the new sub-adviser for the Fund and in evaluating the proposed Principal Sub-Advisory Agreement. Additionally, the Board considered the process employed by PLFA in reaching a recommendation for a new sub-adviser, including due diligence conducted by PLFA on the investment resources and personnel of a potential sub-adviser and an assessment of the investment strategies used by a potential sub-adviser. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of Principal and PLFA’s analysis in reaching its conclusion to recommend Principal as sub-adviser for the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers, and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed appropriate. Prior to making a decision, the Trustees also considered the report of PLFA’s Conflicts Review Committee.

In evaluating the Principal Sub-Advisory Agreement for the Fund, the Board, including all the Independent Trustees, considered the following factors, among others:

    A. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining Principal as the new sub-adviser to the Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by Principal. In this regard, the Trustees considered various materials relating to Principal, including copies of the proposed Principal Sub-Advisory Agreement; copies of Principal’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including comprehensive assessments from senior management of PLFA.

The Trustees considered that under the Principal Sub-Advisory Agreement, Principal would be responsible for providing the investment management services for the Fund’s assets, including providing investment research and analysis and conducting a continuous program of

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY AGREEMENT (Continued)

(Unaudited)

investment by determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of Principal, including the background and experience of Principal’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that the Trust’s Chief Compliance Officer (“CCO”) had reviewed the written compliance policies and procedures and code of ethics of Principal. The Trustees also considered the CCO’s assessment of Principal’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics prior to the effectiveness of the Principal Sub-Advisory Agreement. The Trustees also took note of the due diligence PLFA conducted with respect to Principal, and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by Principal.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by Principal under the Principal Sub-Advisory Agreement.

    B. Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage a real estate strategy and PLFA’s identification of Principal to serve as sub-adviser with regard to the Fund’s day-to-day investment activities. The Trustees considered factors concerning performance in connection with their consideration of this matter and in connection with approval of the related Principal Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the historical performance of a fund managed by Principal using similar investment strategies (the “Principal Comparable Performance”). The Trustees considered that this information included a comparison of the Principal Comparable Performance against a pertinent benchmark and against the applicable peer group for the one-, three- and five-year periods as of December 31, 2017. The Trustees also considered that this information included a comparison of the Principal Comparable Performance against a pertinent benchmark and an applicable peer group for each of the previous ten calendar years. Additionally, the Trustees considered the standard deviation, risk-adjusted returns and other performance metrics of the Principal Comparable Performance during certain periods.

The Board determined that Principal’s performance record was acceptable.

    C. Advisory and Sub-Advisory Fees

The Trustees considered comparative fee information regarding the fees charged under other advisory contracts of Principal with regard to other funds with substantially similar investment strategies as the Fund. The Trustees also considered that the proposed sub-advisory fee schedule under the Principal Sub-Advisory Agreement contains breakpoints and is the same as the sub-advisory fee schedule for the current Sub-Adviser. The Trustees also considered the portion of the advisory fee retained by PLFA and that the advisory fee schedule would remain unchanged. In comparing the proposed sub-advisory fees to be paid by the Fund to fees charged by Principal for the other similarly-managed funds, the Trustees noted that there were differences in the nature of the Fund and those other funds, the services provided to each and the competitive and regulatory landscapes surrounding each that could reasonably be expected to account for differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and Principal, and that the Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. The Trustees also considered that there are certain costs associated with a sub-adviser change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser change.

The Board concluded that the compensation payable under the Principal Sub-Advisory Agreement is fair and reasonable.

    D. Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding the anticipated costs to Principal of sub-advising the Fund and the projected profitability of the Principal Sub-Advisory Agreement to Principal, to the extent practicable based on the information provided by Principal. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given the arms’-length nature of the relationship between PLFA and Principal with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA, and the fact that the projected profitability of the Principal Sub-Advisory Agreement to Principal is an estimate because it had not yet begun to manage the Fund, the Trustees considered that projected profitability information for Principal at this time was of limited utility.

The Trustees also considered the organizational strengths of Principal and its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the Fund. The Board concluded that the Fund’s fee structure reflected in the Principal Sub-Advisory Agreement is fair and reasonable.

    E. Ancillary Benefits

The Trustees received information from PLFA and Principal concerning other benefits that may be received by Principal and its affiliates as a result of their relationship with the Fund, including commissions that may be paid to broker-dealers affiliated with Principal and the anticipated use of soft-dollars by Principal. In this regard, the Trustees noted that Principal represented that it does not anticipate utilizing an affiliated broker-dealer and that it anticipates using soft dollar credits generated by Fund commissions to pay for research services. The Trustees considered potential benefits to be derived by Principal from its relationship with the Fund and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

    F. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Principal Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the Principal Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC SELECT FUND

SPECIAL MEETING OF SHAREHOLDERS

(Unaudited)

In accordance with Rule 30e-1(b), under the Investment Company Act of 1940, Pacific Select Fund (the “Trust”) is required to furnish certain information regarding any matters submitted to a vote of the Trust’s shareholders. Shareholders of record on April 9, 2018 representing 4,264,037 shares of Long/Short Large-Cap Portfolio were notified that a Special Meeting of Shareholders (the “Meeting”) would be held at the offices of the Trust on June 18, 2018. 100% of the outstanding shares of the Trust were voted at the Meeting. A brief description of the matter voted upon as well as the voting results of the aforementioned Meeting are outlined as follows:

Proposal #1 for the Long/Short Large-Cap Portfolio:

To approve the Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Long/Short Large-Cap Portfolio by the Main Street Core Portfolio in exchange for shares of the Main Street Core Portfolio.

	Votes For		Votes Against		Votes Withheld		Voted Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number	Percent*
Long/Short Large-Cap Portfolio	3,895,916	91.37%	160,923	3.77%	207,198	4.86%	4,264,037	100.00%

*	Based on total shares outstanding as of the record date April 9, 2018.

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of Fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington D.C. (information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s website at http://www.pacificlife.com/pacificselectfund.htm. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to Fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectuses and Statement of Additional Information (“SAI”). The prospectuses and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to Fund securities is described in the Trust’s SAI.

Availability of a Complete Schedule of Investments

The Trust’s annual and semi-annual reports may contain a summary schedule of investments (“SOI”) for certain Funds. A complete schedule for each summary SOI presented is available as noted below.

How to Obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies), the Pacific Dynamix Underlying Funds annual and semi-annual reports, and complete Schedules of Investments are available:

•	On the Trust’s website at http://www.pacificlife.com/pacificselectfund.htm

•	On the SEC’ website at http://www.sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Annuity Financial Advisors: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-347-7787

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

6 a.m. through 5 p.m. Pacific Time (Monday through Friday)

Pacific Life Insurance Company/

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Form Nos. 15-20803-21

                    357-18A

Pacific Dynamix Underlying Funds

Semi-Annual Report

As of June 30, 2018

TABLE OF CONTENTS

PACIFIC SELECT FUND

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.2%

Basic Materials - 1.5%

ArcelorMittal (Luxembourg)
5.250% due 08/05/20	$180,000	$186,075
5.500% due 03/01/21	175,000	182,788
Eastman Chemical Co 2.700% due 01/15/20	200,000	198,872
EI du Pont de Nemours & Co
2.200% due 05/01/20	350,000	345,068
3.625% due 01/15/21	200,000	202,649
4.625% due 01/15/20	200,000	205,420
Monsanto Co 2.125% due 07/15/19	200,000	198,237
Newmont Mining Corp 5.125% due 10/01/19	200,000	204,512
Nutrien Ltd (Canada) 6.500% due 05/15/19	200,000	205,973
Praxair Inc 4.500% due 08/15/19	200,000	203,757
RPM International Inc 6.125% due 10/15/19	200,000	206,907
Southern Copper Corp (Peru) 5.375% due 04/16/20	150,000	155,746
The Dow Chemical Co 4.250% due 11/15/20	300,000	306,479
The Sherwin-Williams Co 2.250% due 05/15/20	400,000	393,518

		3,196,001

Communications - 7.0%

21st Century Fox America Inc 4.500% due 02/15/21	200,000	205,544
Alibaba Group Holding Ltd (China) 2.500% due 11/28/19	400,000	397,401
Alphabet Inc 3.625% due 05/19/21	200,000	204,307
Amazon.com Inc
1.900% due 08/21/20	300,000	293,973
2.600% due 12/05/19	200,000	200,201
America Movil SAB de CV (Mexico) 5.000% due 10/16/19	500,000	511,698
AT&T Inc
2.450% due 06/30/20	600,000	590,918
2.800% due 02/17/21	300,000	295,388
4.450% due 05/15/21	250,000	256,039
5.000% due 03/01/21	250,000	259,311
5.200% due 03/15/20	400,000	413,370
5.875% due 10/01/19	150,000	155,215
CBS Corp 2.300% due 08/15/19	275,000	272,534
Charter Communications Operating LLC 3.579% due 07/23/20	500,000	500,171
Cisco Systems Inc
2.200% due 02/28/21	750,000	736,055
2.450% due 06/15/20	400,000	397,600
4.450% due 01/15/20	750,000	769,149
Comcast Corp
5.150% due 03/01/20	200,000	206,481
5.700% due 07/01/19	172,000	176,764
Deutsche Telekom International Finance BV (Germany) 6.000% due 07/08/19	250,000	257,610
Discovery Communications LLC
2.200% due 09/20/19	270,000	267,116
2.800% due 06/15/20 ~	200,000	197,671
4.375% due 06/15/21	300,000	306,840
5.050% due 06/01/20	24,000	24,803

	Principal Amount	Value
eBay Inc
2.150% due 06/05/20	$60,000	$59,028
2.200% due 08/01/19	350,000	347,232
Expedia Group Inc 5.950% due 08/15/20	200,000	210,064
JD.com Inc (China) 3.125% due 04/29/21	200,000	195,102
Juniper Networks Inc 3.125% due 02/26/19	50,000	50,103
NBCUniversal Media LLC
4.375% due 04/01/21	350,000	359,288
5.150% due 04/30/20	600,000	620,154
Omnicom Group Inc
4.450% due 08/15/20	200,000	204,874
6.250% due 07/15/19	150,000	154,751
Orange SA (France)
1.625% due 11/03/19	200,000	196,346
5.375% due 07/08/19	250,000	256,142
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	350,000	361,212
5.462% due 02/16/21	350,000	366,496
5.877% due 07/15/19	200,000	205,776
Telefonos de Mexico SAB de CV (Mexico) 5.500% due 11/15/19	300,000	309,237
The Walt Disney Co
1.800% due 06/05/20	250,000	244,475
1.950% due 03/04/20	95,000	93,446
2.150% due 09/17/20	250,000	245,089
2.300% due 02/12/21	200,000	196,159
Time Warner Cable LLC 5.000% due 02/01/20	600,000	612,738
Verizon Communications Inc
2.625% due 02/21/20	300,000	299,121
3.450% due 03/15/21	200,000	201,389
4.600% due 04/01/21	200,000	206,863
Viacom Inc 5.625% due 09/15/19	200,000	204,939
Vodafone Group PLC (United Kingdom) 4.375% due 03/16/21	250,000	256,778
Warner Media LLC
4.700% due 01/15/21	550,000	566,505
4.875% due 03/15/20	300,000	307,844

		15,227,310

Consumer, Cyclical - 7.4%

American Honda Finance Corp
1.950% due 07/20/20	370,000	362,417
2.000% due 11/13/19	150,000	148,302
2.000% due 02/14/20	150,000	148,023
2.250% due 08/15/19	250,000	248,608
2.450% due 09/24/20	200,000	197,532
2.650% due 02/12/21	250,000	248,062
Aptiv PLC 3.150% due 11/19/20	200,000	198,652
AutoNation Inc 3.350% due 01/15/21	250,000	248,495
Best Buy Co Inc 5.500% due 03/15/21	250,000	262,204
Carnival Corp 3.950% due 10/15/20	107,000	108,735
Costco Wholesale Corp
1.700% due 12/15/19	250,000	246,410
1.750% due 02/15/20	200,000	196,867
2.150% due 05/18/21	200,000	195,646
Delta Air Lines Inc
2.875% due 03/13/20	295,000	293,167
3.400% due 04/19/21	245,000	244,040
DR Horton Inc
2.550% due 12/01/20	200,000	196,121
3.750% due 03/01/19	150,000	150,484

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-1

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Ford Motor Credit Co LLC
1.897% due 08/12/19	$200,000	$197,278
2.343% due 11/02/20	200,000	194,855
2.597% due 11/04/19	300,000	297,751
2.681% due 01/09/20	800,000	792,764
3.157% due 08/04/20	250,000	248,577
3.200% due 01/15/21	700,000	692,535
3.336% due 03/18/21	400,000	396,618
General Motors Financial Co Inc
2.450% due 11/06/20	500,000	488,460
2.650% due 04/13/20	765,000	756,133
3.150% due 01/15/20	300,000	299,591
3.200% due 07/13/20	200,000	199,159
3.550% due 04/09/21	120,000	119,707
4.200% due 03/01/21	300,000	304,367
Lowe’s Cos Inc 4.625% due 04/15/20	250,000	255,665
McDonald’s Corp
2.200% due 05/26/20	200,000	197,265
2.750% due 12/09/20	300,000	298,062
Newell Brands Inc 3.150% due 04/01/21	400,000	396,518
Nordstrom Inc 4.750% due 05/01/20	150,000	153,414
PACCAR Financial Corp
2.050% due 11/13/20	100,000	97,622
2.800% due 03/01/21	65,000	64,457
3.100% due 05/10/21	200,000	200,506
Ralph Lauren Corp 2.625% due 08/18/20	100,000	99,153
Southwest Airlines Co 2.650% due 11/05/20	200,000	197,779
Starbucks Corp 2.200% due 11/22/20	225,000	219,958
Target Corp 3.875% due 07/15/20	250,000	255,105
The Home Depot Inc
1.800% due 06/05/20	412,000	404,687
2.000% due 04/01/21	500,000	487,846
Toyota Motor Credit Corp
1.550% due 10/18/19	400,000	394,471
1.950% due 04/17/20	450,000	442,442
2.125% due 07/18/19	250,000	248,518
2.150% due 03/12/20	200,000	197,641
2.200% due 01/10/20	300,000	297,345
2.950% due 04/13/21	450,000	447,989
Walgreens Boots Alliance Inc 2.700% due 11/18/19	300,000	298,834
Walmart Inc
1.750% due 10/09/19	385,000	380,947
1.900% due 12/15/20	350,000	343,307
2.850% due 06/23/20	250,000	250,719
3.125% due 06/23/21	450,000	452,388
3.625% due 07/08/20	350,000	355,651

		16,119,849

Consumer, Non-Cyclical - 15.3%

Abbott Laboratories
2.000% due 03/15/20	450,000	442,681
2.350% due 11/22/19	87,000	86,517
AbbVie Inc
2.300% due 05/14/21	350,000	340,312
2.500% due 05/14/20	900,000	889,247
Allergan Funding SCS 3.000% due 03/12/20	1,050,000	1,045,173
Altria Group Inc
2.625% due 01/14/20	200,000	198,950
4.750% due 05/05/21	400,000	415,563
9.250% due 08/06/19	200,000	213,666

	Principal Amount	Value
Amgen Inc
2.125% due 05/01/20	$200,000	$196,697
2.200% due 05/11/20	350,000	344,609
3.450% due 10/01/20	150,000	151,296
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	1,800,000	1,775,907
Anheuser-Busch InBev Worldwide Inc (Belgium) 6.875% due 11/15/19	250,000	262,784
Anthem Inc 2.500% due 11/21/20	530,000	521,278
AstraZeneca PLC (United Kingdom)
1.950% due 09/18/19	200,000	197,893
2.375% due 11/16/20	400,000	392,644
Automatic Data Processing Inc 2.250% due 09/15/20	250,000	246,782
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20 ~	500,000	489,446
Baxalta Inc 2.875% due 06/23/20	83,000	82,091
Becton Dickinson & Co
2.133% due 06/06/19	200,000	198,835
2.404% due 06/05/20	105,000	103,160
2.675% due 12/15/19	450,000	446,769
Biogen Inc 2.900% due 09/15/20	350,000	348,655
Block Financial LLC 4.125% due 10/01/20	150,000	151,350
Boston Scientific Corp
2.850% due 05/15/20	100,000	99,297
6.000% due 01/15/20	200,000	208,438
Bunge Ltd Finance Corp 8.500% due 06/15/19	150,000	157,596
Campbell Soup Co 3.300% due 03/15/21	165,000	164,412
Celgene Corp
2.875% due 08/15/20	450,000	447,133
2.875% due 02/19/21	115,000	113,523
Coca-Cola European Partners PLC (United Kingdom) 3.500% due 09/15/20	200,000	200,463
Constellation Brands Inc
2.000% due 11/07/19	160,000	157,682
2.250% due 11/06/20	200,000	195,362
3.875% due 11/15/19	70,000	70,753
CVS Health Corp
2.125% due 06/01/21	364,000	350,127
2.250% due 08/12/19	400,000	396,817
2.800% due 07/20/20	400,000	396,804
3.125% due 03/09/20	340,000	339,687
3.350% due 03/09/21	810,000	809,567
Danaher Corp 2.400% due 09/15/20	200,000	197,456
Diageo Capital PLC (United Kingdom)
3.000% due 05/18/20	200,000	200,317
4.828% due 07/15/20	150,000	155,069
Express Scripts Holding Co 2.600% due 11/30/20	200,000	196,441
General Mills Inc
2.200% due 10/21/19	150,000	148,286
3.200% due 04/16/21	40,000	39,816
Genzyme Corp 5.000% due 06/15/20	500,000	518,766
Gilead Sciences Inc
1.850% due 09/20/19	225,000	222,299
2.350% due 02/01/20	250,000	247,602
2.550% due 09/01/20	450,000	444,651

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-2

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
GlaxoSmithKline Capital PLC (United Kingdom) 3.125% due 05/14/21	$280,000	$280,724
Humana Inc 2.500% due 12/15/20	250,000	245,605
Johnson & Johnson
1.650% due 03/01/21	250,000	243,056
1.950% due 11/10/20	85,000	83,603
2.950% due 09/01/20	250,000	252,120
Kellogg Co
3.250% due 05/14/21	200,000	200,118
4.000% due 12/15/20	200,000	204,123
Kraft Heinz Foods Co
2.000% due 07/02/18	100,000	100,000
2.800% due 07/02/20	200,000	198,496
3.375% due 06/15/21	55,000	55,125
5.375% due 02/10/20	200,000	206,908
Laboratory Corp of America Holdings 2.500% due 11/01/18	250,000	249,747
Life Technologies Corp 6.000% due 03/01/20	200,000	208,545
Maple Escrow Subsidiary Inc 3.551% due 05/25/21 ~	400,000	400,596
Mead Johnson Nutrition Co (United Kingdom)
3.000% due 11/15/20	150,000	149,419
4.900% due 11/01/19	200,000	204,950
Medtronic Inc 2.500% due 03/15/20	800,000	794,617
Merck & Co Inc
1.850% due 02/10/20	400,000	394,105
3.875% due 01/15/21	250,000	255,003
Molson Coors Brewing Co
1.450% due 07/15/19	80,000	78,756
1.900% due 03/15/19	100,000	99,305
2.250% due 03/15/20	100,000	98,453
Mondelez International Inc 3.000% due 05/07/20	250,000	249,567
Moody’s Corp
2.750% due 07/15/19	200,000	199,572
3.250% due 06/07/21	50,000	49,932
Mylan NV
2.500% due 06/07/19	168,000	167,274
3.150% due 06/15/21	500,000	494,681
Novartis Capital Corp (Switzerland)
1.800% due 02/14/20	280,000	275,645
4.400% due 04/24/20	200,000	205,558
PepsiCo Inc
1.350% due 10/04/19	110,000	108,193
1.850% due 04/30/20	200,000	196,523
2.000% due 04/15/21	300,000	292,584
2.150% due 10/14/20	200,000	196,839
3.125% due 11/01/20	250,000	251,363
4.500% due 01/15/20	250,000	257,319
Pfizer Inc
1.700% due 12/15/19	250,000	246,426
1.950% due 06/03/21	300,000	292,216
Philip Morris International Inc
1.875% due 11/01/19	200,000	197,449
1.875% due 02/25/21	200,000	193,696
2.000% due 02/21/20	485,000	477,302
Quest Diagnostics Inc 4.700% due 04/01/21	350,000	361,647
Reynolds American Inc (United Kingdom)
3.250% due 06/12/20	150,000	149,768
6.875% due 05/01/20	200,000	212,316
8.125% due 06/23/19	200,000	209,691
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	700,000	689,503

	Principal Amount	Value
Stryker Corp 4.375% due 01/15/20	$250,000	$254,750
Sysco Corp 2.600% due 10/01/20	200,000	197,899
The Coca-Cola Co
1.875% due 10/27/20	300,000	293,214
3.150% due 11/15/20	400,000	402,365
The Estee Lauder Cos Inc 1.800% due 02/07/20	70,000	68,853
The Hershey Co
2.900% due 05/15/20	100,000	99,899
3.100% due 05/15/21	55,000	55,080
The JM Smucker Co
2.200% due 12/06/19	50,000	49,482
2.500% due 03/15/20	100,000	98,989
The Kroger Co
2.000% due 01/15/19	300,000	298,606
6.150% due 01/15/20	200,000	208,992
The Procter & Gamble Co
1.750% due 10/25/19	150,000	148,503
1.850% due 02/02/21	200,000	195,031
1.900% due 11/01/19	200,000	197,947
1.900% due 10/23/20	105,000	102,898
The Western Union Co 3.650% due 08/22/18	100,000	100,117
Thermo Fisher Scientific Inc 4.500% due 03/01/21	350,000	361,517
Total System Services Inc 3.800% due 04/01/21	200,000	201,480
Tyson Foods Inc 2.650% due 08/15/19	200,000	199,248
Unilever Capital Corp (United Kingdom)
1.800% due 05/05/20	317,000	311,685
4.250% due 02/10/21	350,000	359,651
UnitedHealth Group Inc
1.950% due 10/15/20	250,000	243,973
2.125% due 03/15/21	350,000	341,183
2.700% due 07/15/20	250,000	248,356
3.150% due 06/15/21	200,000	200,223
4.700% due 02/15/21	250,000	259,544
Verisk Analytics Inc 5.800% due 05/01/21	200,000	211,861
Zimmer Biomet Holdings Inc 2.700% due 04/01/20	500,000	495,344

		33,205,797

Energy - 6.8%

Anadarko Petroleum Corp 4.850% due 03/15/21	350,000	360,383
Andeavor Logistics LP 5.500% due 10/15/19	200,000	205,250
BP Capital Markets PLC (United Kingdom)
2.315% due 02/13/20	800,000	792,483
2.521% due 01/15/20	450,000	447,257
4.500% due 10/01/20	200,000	206,118
Buckeye Partners LP 4.875% due 02/01/21	200,000	204,416
Cenovus Energy Inc (Canada) 5.700% due 10/15/19	260,000	266,738
Chevron Corp
1.961% due 03/03/20	200,000	197,502
1.991% due 03/03/20	462,000	456,551
2.193% due 11/15/19	150,000	148,992
2.419% due 11/17/20	300,000	296,786
2.427% due 06/24/20	300,000	298,199
Columbia Pipeline Group Inc 3.300% due 06/01/20	250,000	249,070
Enbridge Energy Partners LP
4.375% due 10/15/20	200,000	203,628
5.200% due 03/15/20	200,000	205,737

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-3

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Energy Transfer Partners LP
4.150% due 10/01/20	$250,000	$253,153
4.650% due 06/01/21	400,000	409,847
Enterprise Products Operating LLC
2.800% due 02/15/21	250,000	246,940
2.850% due 04/15/21	200,000	197,629
5.200% due 09/01/20	350,000	364,676
EOG Resources Inc
2.450% due 04/01/20	200,000	197,818
6.875% due 10/01/18	200,000	202,096
EQT Corp
2.500% due 10/01/20	70,000	68,429
8.125% due 06/01/19	250,000	261,343
Exxon Mobil Corp
1.912% due 03/06/20	600,000	591,682
2.222% due 03/01/21	250,000	245,476
Husky Energy Inc (Canada) 7.250% due 12/15/19	150,000	158,342
Kinder Morgan Energy Partners LP
5.300% due 09/15/20	200,000	207,812
6.850% due 02/15/20	650,000	684,693
Kinder Morgan Inc 3.050% due 12/01/19	300,000	299,166
Magellan Midstream Partners LP 6.550% due 07/15/19	150,000	155,419
Marathon Oil Corp 2.700% due 06/01/20	200,000	197,057
Marathon Petroleum Corp 3.400% due 12/15/20	400,000	400,546
Occidental Petroleum Corp 4.100% due 02/01/21	300,000	307,173
Pioneer Natural Resources Co 3.450% due 01/15/21	200,000	200,528
Plains All American Pipeline LP
5.000% due 02/01/21	200,000	205,559
5.750% due 01/15/20	200,000	206,511
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	450,000	470,870
Shell International Finance BV (Netherlands)
1.375% due 09/12/19	550,000	541,185
2.125% due 05/11/20	500,000	494,122
2.250% due 11/10/20	400,000	393,674
4.375% due 03/25/20	500,000	513,114
Total Capital International SA (France) 2.750% due 06/19/21	300,000	297,857
Total Capital SA (France) 4.450% due 06/24/20	300,000	308,616
TransCanada PipeLines Ltd (Canada)
2.125% due 11/15/19	100,000	98,840
3.800% due 10/01/20	400,000	405,273
Valero Energy Corp 6.125% due 02/01/20	150,000	156,735
Williams Partners LP 5.250% due 03/15/20	388,000	400,132

		14,681,423

Financial - 44.5%

AerCap Ireland Capital DAC (Ireland)
4.250% due 07/01/20	200,000	202,289
4.625% due 10/30/20	200,000	203,978
Aflac Inc 2.400% due 03/16/20	200,000	197,816
Air Lease Corp
2.125% due 01/15/20	250,000	245,464
3.875% due 04/01/21	250,000	251,974
Aircastle Ltd
5.125% due 03/15/21	130,000	133,232
6.250% due 12/01/19	135,000	139,713
7.625% due 04/15/20	80,000	84,700

	Principal Amount	Value
American Express Co
2.200% due 10/30/20	$400,000	$390,862
3.375% due 05/17/21	450,000	450,355
American Express Credit Corp
1.700% due 10/30/19	225,000	221,548
2.200% due 03/03/20	600,000	592,252
2.250% due 08/15/19	300,000	298,421
2.375% due 05/26/20	200,000	197,144
2.600% due 09/14/20	400,000	395,548
American International Group Inc
2.300% due 07/16/19	200,000	198,840
3.300% due 03/01/21	300,000	299,957
3.375% due 08/15/20	200,000	200,474
6.400% due 12/15/20	200,000	214,604
American Tower Corp REIT 2.800% due 06/01/20	450,000	446,326
Aon Corp 5.000% due 09/30/20	200,000	207,406
Ares Capital Corp
3.875% due 01/15/20	200,000	200,718
4.875% due 11/30/18	150,000	151,088
Australia & New Zealand Banking Group Ltd (Australia)
1.600% due 07/15/19	250,000	246,681
2.050% due 09/23/19	250,000	247,269
2.125% due 08/19/20	250,000	244,128
2.250% due 11/09/20	500,000	488,114
3.300% due 05/17/21	250,000	250,180
Banco Bilbao Vizcaya Argentaria SA (Spain) 3.000% due 10/20/20	250,000	247,638
Bancolombia SA (Colombia) 5.950% due 06/03/21	250,000	263,860
Bank of America Corp
2.250% due 04/21/20	450,000	443,926
2.328% due 10/01/21	500,000	488,940
2.369% due 07/21/21	500,000	490,271
2.625% due 10/19/20	650,000	642,091
2.625% due 04/19/21	200,000	196,540
2.738% due 01/23/22	500,000	491,513
3.499% due 05/17/22	650,000	649,877
5.625% due 07/01/20	400,000	418,675
Bank of Montreal (Canada)
1.750% due 09/11/19	250,000	246,836
2.100% due 12/12/19	300,000	296,485
2.100% due 06/15/20	400,000	392,570
3.100% due 04/13/21	350,000	348,955
Barclays Bank PLC (United Kingdom)
2.650% due 01/11/21	395,000	386,616
5.140% due 10/14/20	200,000	204,909
Barclays PLC (United Kingdom)
2.750% due 11/08/19	450,000	446,776
2.875% due 06/08/20	350,000	345,988
3.250% due 01/12/21	400,000	395,133
BB&T Corp
2.050% due 05/10/21	800,000	773,279
2.450% due 01/15/20	200,000	198,084
2.625% due 06/29/20	150,000	148,733
Berkshire Hathaway Finance Corp
1.300% due 08/15/19	390,000	384,186
4.250% due 01/15/21	250,000	258,685
Berkshire Hathaway Inc
2.100% due 08/14/19	150,000	149,175
2.200% due 03/15/21	200,000	196,858
BlackRock Inc
4.250% due 05/24/21	200,000	206,655
5.000% due 12/10/19	200,000	206,342
BNP Paribas SA (France)
2.375% due 05/21/20	350,000	344,879
5.000% due 01/15/21	750,000	779,085

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-4

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Boston Properties LP REIT 5.625% due 11/15/20	$350,000	$366,927
BPCE SA (France)
2.500% due 12/10/18	250,000	249,878
2.500% due 07/15/19	250,000	248,529
2.650% due 02/03/21	250,000	245,130
Branch Banking & Trust Co
2.100% due 01/15/20	250,000	246,305
2.250% due 06/01/20	250,000	245,872
Canadian Imperial Bank of Commerce (Canada)
1.600% due 09/06/19	200,000	197,087
2.100% due 10/05/20	200,000	195,029
2.700% due 02/02/21	250,000	246,004
Capital One Financial Corp
2.400% due 10/30/20	350,000	341,560
2.500% due 05/12/20	400,000	394,490
3.450% due 04/30/21	100,000	99,829
Capital One NA
1.850% due 09/13/19	600,000	591,695
2.350% due 01/31/20	250,000	246,499
Chubb INA Holdings Inc 2.300% due 11/03/20	300,000	293,363
Citibank NA
1.850% due 09/18/19	400,000	395,413
2.100% due 06/12/20	800,000	783,694
2.125% due 10/20/20	500,000	487,905
2.850% due 02/12/21	400,000	395,513
Citigroup Inc
2.450% due 01/10/20	750,000	741,828
2.500% due 07/29/19	200,000	199,196
2.650% due 10/26/20	500,000	492,487
2.700% due 03/30/21	750,000	735,817
5.375% due 08/09/20	250,000	260,797
Citizens Bank NA
2.200% due 05/26/20	250,000	244,843
2.250% due 10/30/20	250,000	243,828
2.550% due 05/13/21	350,000	341,584
Comerica Bank 2.500% due 06/02/20	193,000	190,538
Commonwealth Bank of Australia (Australia)
2.300% due 09/06/19	250,000	248,208
2.300% due 03/12/20	250,000	246,556
2.400% due 11/02/20	400,000	391,681
Compass Bank
2.750% due 09/29/19	15,000	14,922
3.500% due 06/11/21	250,000	249,904
Cooperatieve Rabobank UA (Netherlands)
1.375% due 08/09/19	250,000	245,840
2.250% due 01/14/20	750,000	740,849
2.500% due 01/19/21	300,000	294,681
3.125% due 04/26/21	250,000	249,124
Credit Suisse AG (Switzerland)
4.375% due 08/05/20	350,000	358,508
5.300% due 08/13/19	200,000	204,979
5.400% due 01/14/20	400,000	411,667
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
2.750% due 03/26/20	400,000	395,862
3.125% due 12/10/20	500,000	496,253
3.450% due 04/16/21	300,000	299,047
Crown Castle International Corp REIT 3.400% due 02/15/21	250,000	249,845
Deutsche Bank AG (Germany)
2.700% due 07/13/20	500,000	486,491
2.950% due 08/20/20	200,000	194,756
3.150% due 01/22/21	500,000	483,986
3.375% due 05/12/21	166,000	160,656

	Principal Amount	Value
Digital Realty Trust LP REIT
3.400% due 10/01/20	$200,000	$200,236
5.250% due 03/15/21	200,000	208,321
Discover Bank 3.100% due 06/04/20	350,000	348,348
ERP Operating LP REIT 4.750% due 07/15/20	105,000	107,913
Fifth Third Bancorp 2.875% due 07/27/20	300,000	298,406
Fifth Third Bank
1.625% due 09/27/19	200,000	196,919
2.200% due 10/30/20	200,000	195,526
2.250% due 06/14/21	200,000	194,922
First Horizon National Corp 3.500% due 12/15/20	250,000	250,965
FS Investment Corp 4.250% due 01/15/20	90,000	90,220
GE Capital International Funding Co 2.342% due 11/15/20	1,300,000	1,270,489
Goldman Sachs Bank USA 3.200% due 06/05/20	85,000	85,333
Government Properties Income Trust REIT 3.750% due 08/15/19	116,000	116,172
HCP Inc REIT
3.750% due 02/01/19	200,000	200,518
5.375% due 02/01/21	200,000	208,007
HSBC Bank USA NA 4.875% due 08/24/20	300,000	309,047
HSBC Finance Corp 6.676% due 01/15/21	500,000	535,680
HSBC Holdings PLC (United Kingdom)
2.950% due 05/25/21	500,000	493,267
3.400% due 03/08/21	750,000	749,963
HSBC USA Inc
2.350% due 03/05/20	500,000	494,264
2.375% due 11/13/19	250,000	247,592
2.750% due 08/07/20	600,000	595,526
Huntington Bancshares Inc 3.150% due 03/14/21	250,000	248,742
Intercontinental Exchange Inc 2.750% due 12/01/20	150,000	148,601
International Lease Finance Corp
6.250% due 05/15/19	150,000	153,824
8.250% due 12/15/20	250,000	275,800
Jefferies Group LLC
6.875% due 04/15/21	250,000	269,576
8.500% due 07/15/19	200,000	211,083
JPMorgan Chase & Co
2.250% due 01/23/20	1,050,000	1,036,849
2.550% due 10/29/20	500,000	492,813
2.550% due 03/01/21	400,000	392,117
2.750% due 06/23/20	600,000	594,812
3.514% due 06/18/22	750,000	750,831
4.250% due 10/15/20	400,000	408,699
4.400% due 07/22/20	450,000	460,801
4.625% due 05/10/21	500,000	517,734
4.950% due 03/25/20	450,000	463,149
JPMorgan Chase Bank NA
2.604% due 02/01/21	850,000	842,758
3.086% due 04/26/21	500,000	498,941
KeyBank NA
2.250% due 03/16/20	250,000	246,731
2.500% due 12/15/19	250,000	248,077
3.350% due 06/15/21	250,000	250,493
KeyCorp
2.900% due 09/15/20	200,000	198,496
5.100% due 03/24/21	200,000	208,935
Kimco Realty Corp REIT 6.875% due 10/01/19	150,000	156,584

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-5

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Lazard Group LLC 4.250% due 11/14/20	$200,000	$204,020
Lloyds Bank PLC (United Kingdom)
2.350% due 09/05/19	200,000	198,264
2.400% due 03/17/20	200,000	197,519
2.700% due 08/17/20	200,000	197,695
3.300% due 05/07/21	280,000	279,595
Manufacturers & Traders Trust Co
2.050% due 08/17/20	250,000	244,343
2.625% due 01/25/21	250,000	246,228
Marsh & McLennan Cos Inc 2.350% due 09/10/19	200,000	198,444
MetLife Inc 4.750% due 02/08/21	193,000	200,503
Mitsubishi UFJ Financial Group Inc (Japan) 2.950% due 03/01/21	700,000	692,659
Morgan Stanley
2.375% due 07/23/19	200,000	198,887
2.500% due 04/21/21	500,000	488,504
2.650% due 01/27/20	1,000,000	993,084
2.800% due 06/16/20	850,000	843,505
5.500% due 01/26/20	400,000	413,977
5.500% due 07/24/20	500,000	521,990
5.625% due 09/23/19	500,000	515,367
5.750% due 01/25/21	300,000	317,338
Nasdaq Inc 5.550% due 01/15/20	200,000	207,394
National Australia Bank Ltd (Australia)
1.375% due 07/12/19	250,000	246,333
2.125% due 05/22/20	250,000	245,450
2.250% due 01/10/20	250,000	247,032
2.500% due 01/12/21	250,000	245,109
2.625% due 07/23/20	250,000	247,204
National Bank of Canada (Canada)
2.150% due 06/12/20	250,000	245,215
2.200% due 11/02/20	400,000	389,918
National Rural Utilities Cooperative Finance Corp 2.000% due 01/27/20	450,000	443,746
Nomura Holdings Inc (Japan) 6.700% due 03/04/20	300,000	316,375
PNC Bank NA
1.450% due 07/29/19	300,000	295,842
2.000% due 05/19/20	600,000	588,123
2.400% due 10/18/19	200,000	198,645
2.450% due 11/05/20	600,000	589,883
2.500% due 01/22/21	700,000	687,427
Protective Life Corp 7.375% due 10/15/19	150,000	157,958
Prudential Financial Inc
4.500% due 11/15/20	200,000	205,996
5.375% due 06/21/20	350,000	364,382
Regions Bank 2.750% due 04/01/21	500,000	492,647
Royal Bank of Canada (Canada)
2.125% due 03/02/20	500,000	492,528
2.150% due 10/26/20	810,000	791,600
2.350% due 10/30/20	75,000	73,590
2.500% due 01/19/21	650,000	638,709
3.200% due 04/30/21	250,000	249,974
Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	250,000	259,437
Santander Holdings USA Inc 2.650% due 04/17/20	250,000	247,896
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	200,000	197,480
Santander UK PLC (United Kingdom)
2.125% due 11/03/20	200,000	194,203
2.350% due 09/10/19	250,000	248,104

	Principal Amount	Value
2.375% due 03/16/20	$200,000	$197,009
2.500% due 01/05/21	400,000	390,897
3.400% due 06/01/21	200,000	199,952
Simon Property Group LP REIT
2.500% due 09/01/20	200,000	197,206
4.375% due 03/01/21	250,000	257,529
Skandinaviska Enskilda Banken AB (Sweden)
1.500% due 09/13/19	250,000	245,644
2.300% due 03/11/20	250,000	246,529
2.625% due 03/15/21	250,000	245,530
Sumitomo Mitsui Banking Corp (Japan)
2.250% due 07/11/19	250,000	247,908
2.450% due 01/16/20	650,000	642,717
2.450% due 10/20/20	300,000	294,447
2.514% due 01/17/20	250,000	247,410
Sumitomo Mitsui Financial Group Inc (Japan) 2.934% due 03/09/21	350,000	346,125
SunTrust Bank
2.250% due 01/31/20	200,000	197,608
2.590% due 01/29/21	150,000	148,745
SunTrust Banks Inc 2.900% due 03/03/21	250,000	247,080
Svenska Handelsbanken AB (Sweden)
1.500% due 09/06/19	250,000	245,962
1.950% due 09/08/20	250,000	243,312
2.400% due 10/01/20	300,000	294,632
2.450% due 03/30/21	300,000	293,329
3.350% due 05/24/21	250,000	250,449
Synchrony Bank 3.650% due 05/24/21	250,000	250,296
Synchrony Financial 3.000% due 08/15/19	450,000	449,235
TD Ameritrade Holding Corp 5.600% due 12/01/19	200,000	207,075
The Bank of New York Mellon Corp
2.050% due 05/03/21	350,000	339,268
2.150% due 02/24/20	400,000	395,011
2.300% due 09/11/19	300,000	298,421
2.450% due 11/27/20	200,000	196,798
2.500% due 04/15/21	200,000	196,383
2.600% due 08/17/20	200,000	198,123
The Bank of Nova Scotia (Canada)
2.150% due 07/14/20	500,000	490,379
2.450% due 03/22/21	350,000	342,460
2.500% due 01/08/21	450,000	442,204
3.125% due 04/20/21	250,000	248,790
The Charles Schwab Corp
3.250% due 05/21/21	135,000	135,584
4.450% due 07/22/20	150,000	154,131
The Goldman Sachs Group Inc
2.300% due 12/13/19	620,000	614,084
2.550% due 10/23/19	850,000	845,039
2.600% due 04/23/20	600,000	594,576
2.600% due 12/27/20	400,000	393,198
2.625% due 04/25/21	300,000	293,740
2.750% due 09/15/20	650,000	642,198
5.375% due 03/15/20	600,000	621,299
The Hartford Financial Services Group Inc 6.000% due 01/15/19	200,000	203,258
The Huntington National Bank
2.375% due 03/10/20	350,000	345,475
3.250% due 05/14/21	250,000	249,496
The PNC Financial Services Group Inc 4.375% due 08/11/20	200,000	204,830
The Toronto-Dominion Bank (Canada)
1.450% due 08/13/19	250,000	246,404
1.850% due 09/11/20	300,000	292,243
1.900% due 10/24/19	200,000	197,745

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-6

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
2.125% due 07/02/19	$450,000	$447,402
2.125% due 04/07/21	350,000	339,838
2.250% due 11/05/19	350,000	347,348
2.500% due 12/14/20	500,000	492,043
3.000% due 06/11/20	200,000	199,722
3.250% due 06/11/21	200,000	200,008
UBS AG (Switzerland)
2.350% due 03/26/20	500,000	494,480
2.375% due 08/14/19	300,000	298,179
4.875% due 08/04/20	250,000	257,705
US Bancorp 2.350% due 01/29/21	200,000	196,395
US Bank NA
2.000% due 01/24/20	250,000	246,383
2.050% due 10/23/20	250,000	244,161
2.125% due 10/28/19	400,000	396,245
3.104% due 05/21/21	350,000	350,056
3.150% due 04/26/21	250,000	250,546
Ventas Realty LP REIT 2.700% due 04/01/20	300,000	296,989
Visa Inc 2.200% due 12/14/20	700,000	688,875
Wells Fargo & Co
2.150% due 01/30/20	350,000	344,854
2.500% due 03/04/21	1,150,000	1,125,252
2.600% due 07/22/20	650,000	641,774
4.600% due 04/01/21	200,000	206,459
Wells Fargo Bank NA
2.150% due 12/06/19	1,150,000	1,137,673
2.400% due 01/15/20	500,000	495,287
2.600% due 01/15/21	500,000	492,256
Welltower Inc REIT 4.950% due 01/15/21	300,000	309,031
Westpac Banking Corp (Australia)
2.150% due 03/06/20	500,000	492,038
2.300% due 05/26/20	500,000	492,029
2.600% due 11/23/20	400,000	393,831
2.650% due 01/25/21	250,000	246,000
3.050% due 05/15/20	150,000	149,935
4.875% due 11/19/19	400,000	409,705
Weyerhaeuser Co REIT 7.375% due 10/01/19	300,000	315,322
Willis Towers Watson PLC 5.750% due 03/15/21	200,000	210,966

		96,800,848

Industrial - 5.9%

ABB Finance USA Inc (Switzerland) 2.800% due 04/03/20	90,000	89,924
Agilent Technologies Inc 5.000% due 07/15/20	200,000	207,078
Boeing Capital Corp
2.900% due 08/15/18	250,000	250,055
4.700% due 10/27/19	200,000	205,127
Burlington Northern Santa Fe LLC 4.700% due 10/01/19	200,000	204,556
Caterpillar Financial Services Corp
1.850% due 09/04/20	165,000	160,729
2.000% due 11/29/19	110,000	108,715
2.100% due 01/10/20	375,000	371,138
2.950% due 05/15/20	350,000	349,762
Caterpillar Inc 3.900% due 05/27/21	200,000	204,724
CNH Industrial Capital LLC
3.375% due 07/15/19	110,000	110,363
4.375% due 11/06/20	200,000	203,636
CSX Corp 3.700% due 10/30/20	200,000	202,248
Fortive Corp 2.350% due 06/15/21	200,000	193,955

	Principal Amount	Value
GATX Corp 2.500% due 07/30/19	$200,000	$198,700
General Dynamics Corp
2.875% due 05/11/20	450,000	450,456
3.000% due 05/11/21	450,000	448,703
General Electric Co
2.200% due 01/09/20	400,000	395,288
4.375% due 09/16/20	350,000	358,980
4.625% due 01/07/21	200,000	206,223
5.300% due 02/11/21	300,000	313,797
6.000% due 08/07/19	600,000	619,735
Honeywell International Inc
1.400% due 10/30/19	500,000	491,354
1.800% due 10/30/19	155,000	153,095
John Deere Capital Corp
1.950% due 06/22/20	210,000	205,509
2.200% due 03/13/20	400,000	395,322
2.375% due 07/14/20	200,000	197,149
2.875% due 03/12/21	500,000	496,486
Johnson Controls International PLC 5.000% due 03/30/20	250,000	257,285
Keysight Technologies Inc 3.300% due 10/30/19	150,000	149,654
L3 Technologies Inc 4.950% due 02/15/21	200,000	205,127
Lockheed Martin Corp
2.500% due 11/23/20	250,000	246,749
4.250% due 11/15/19	250,000	254,586
Masco Corp 7.125% due 03/15/20	7,000	7,417
Northrop Grumman Corp
2.080% due 10/15/20	150,000	146,678
3.500% due 03/15/21	250,000	252,735
5.050% due 08/01/19	200,000	204,779
Precision Castparts Corp 2.250% due 06/15/20	200,000	197,594
Raytheon Co
3.125% due 10/15/20	150,000	150,740
4.400% due 02/15/20	200,000	204,603
Republic Services Inc 5.000% due 03/01/20	250,000	257,590
Rockwell Collins Inc 1.950% due 07/15/19	55,000	54,479
Roper Technologies Inc 3.000% due 12/15/20	300,000	298,119
Ryder System Inc
2.450% due 09/03/19	150,000	149,084
2.650% due 03/02/20	200,000	198,405
Union Pacific Corp 3.200% due 06/08/21	135,000	135,501
Union Pacific Corp 2.250% due 06/19/20	200,000	197,346
United Parcel Service Inc
2.050% due 04/01/21	300,000	292,729
3.125% due 01/15/21	300,000	301,617
United Technologies Corp
1.500% due 11/01/19	150,000	147,317
1.900% due 05/04/20	250,000	245,273
4.500% due 04/15/20	250,000	256,598
Waste Management Inc 4.600% due 03/01/21	300,000	310,208

		12,915,020

Technology - 7.1%

Adobe Systems Inc 4.750% due 02/01/20	200,000	205,831
Analog Devices Inc
2.850% due 03/12/20	55,000	54,751
2.950% due 01/12/21	150,000	148,803

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-7

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Apple Inc
1.100% due 08/02/19	$150,000	$147,898
1.500% due 09/12/19	200,000	197,546
1.550% due 02/07/20	250,000	245,618
1.800% due 11/13/19	250,000	247,400
1.800% due 05/11/20	550,000	540,807
1.900% due 02/07/20	250,000	246,891
2.000% due 11/13/20	250,000	245,666
2.250% due 02/23/21	750,000	737,182
2.850% due 05/06/21	500,000	498,967
Applied Materials Inc 2.625% due 10/01/20	200,000	198,421
Broadcom Corp
2.200% due 01/15/21	100,000	96,906
2.375% due 01/15/20	700,000	691,144
CA Inc 5.375% due 12/01/19	200,000	205,370
Dell International LLC
3.480% due 06/01/19 ~	765,000	767,102
4.420% due 06/15/21 ~	300,000	304,461
DXC Technology Co 2.875% due 03/27/20	50,000	49,661
Electronic Arts Inc 3.700% due 03/01/21	227,000	229,258
Fidelity National Information Services Inc 3.625% due 10/15/20	250,000	251,748
Fiserv Inc 2.700% due 06/01/20	250,000	247,721
Hewlett Packard Enterprise Co 3.600% due 10/15/20	650,000	653,453
HP Inc 3.750% due 12/01/20	150,000	151,260
IBM Credit LLC
1.800% due 01/20/21	150,000	145,395
2.650% due 02/05/21	750,000	742,904
Intel Corp
1.700% due 05/19/21	100,000	96,637
1.850% due 05/11/20	250,000	246,147
2.450% due 07/29/20	400,000	397,612
International Business Machines Corp 1.625% due 05/15/20	450,000	439,778
Lam Research Corp
2.750% due 03/15/20	100,000	99,453
2.800% due 06/15/21	200,000	196,711
Microsoft Corp
1.100% due 08/08/19	610,000	600,632
1.850% due 02/06/20	350,000	345,597
1.850% due 02/12/20	500,000	493,945
2.000% due 11/03/20	550,000	541,074
NetApp Inc 2.000% due 09/27/19	55,000	54,247
Oracle Corp
2.250% due 10/08/19	500,000	497,337
3.875% due 07/15/20	200,000	203,866
5.000% due 07/08/19	450,000	460,362
QUALCOMM Inc
1.850% due 05/20/19	120,000	119,960
2.100% due 05/20/20	925,000	924,463
Texas Instruments Inc 1.750% due 05/01/20	350,000	342,919
VMware Inc 2.300% due 08/21/20	305,000	298,563
Xerox Corp
2.750% due 03/15/19	100,000	99,739
2.750% due 09/01/20	200,000	196,010
4.500% due 05/15/21	350,000	354,784
Xilinx Inc 3.000% due 03/15/21	200,000	198,297

		15,460,297

	Principal Amount	Value
Utilities - 3.7%

American Electric Power Co Inc 2.150% due 11/13/20	$70,000	$68,351
Berkshire Hathaway Energy Co 2.375% due 01/15/21	95,000	93,049
Commonwealth Edison Co 2.150% due 01/15/19	400,000	399,075
Consolidated Edison Co of New York Inc 7.125% due 12/01/18	300,000	305,443
Consolidated Edison Inc 2.000% due 03/15/20	50,000	49,099
Consumers Energy Co 5.650% due 04/15/20	200,000	209,405
Dominion Energy Gas Holdings LLC 2.500% due 12/15/19	300,000	297,332
Dominion Energy Inc
1.600% due 08/15/19	300,000	295,452
1.875% due 01/15/19	100,000	99,416
2.579% due 07/01/20	350,000	344,947
4.450% due 03/15/21	250,000	255,743
DTE Energy Co 1.500% due 10/01/19	250,000	244,953
Duke Energy Florida LLC 3.100% due 08/15/21	500,000	500,491
Duke Energy Progress LLC 5.300% due 01/15/19	100,000	101,819
Edison International 2.125% due 04/15/20	100,000	98,087
Emera US Finance LP (Canada)
2.150% due 06/15/19	65,000	64,337
2.700% due 06/15/21	200,000	194,784
Entergy Texas Inc 7.125% due 02/01/19	100,000	102,318
Eversource Energy 2.500% due 03/15/21	200,000	196,030
Exelon Corp
2.850% due 06/15/20	100,000	99,153
5.150% due 12/01/20	45,000	46,539
Exelon Generation Co LLC 2.950% due 01/15/20	250,000	249,059
Georgia Power Co 2.000% due 03/30/20	150,000	147,532
LG&E & KU Energy LLC 3.750% due 11/15/20	250,000	251,967
Nevada Power Co 2.750% due 04/15/20	185,000	184,794
NextEra Energy Capital Holdings Inc 4.500% due 06/01/21	400,000	411,128
NV Energy Inc 6.250% due 11/15/20	54,000	57,698
Pacific Gas & Electric Co 3.500% due 10/01/20	250,000	247,575
PNM Resources Inc 3.250% due 03/09/21	100,000	99,293
Progress Energy Inc 4.875% due 12/01/19	200,000	204,879
Public Service Enterprise Group Inc 1.600% due 11/15/19	150,000	146,750
Sempra Energy
1.625% due 10/07/19	100,000	98,142
2.400% due 02/01/20	130,000	128,474
2.400% due 03/15/20	200,000	197,298
Southern California Edison Co 2.900% due 03/01/21	100,000	99,389
Southern Power Co 1.950% due 12/15/19	200,000	196,673
The Southern Co
1.850% due 07/01/19	140,000	138,643
2.150% due 09/01/19	250,000	247,882
2.750% due 06/15/20	400,000	396,732

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-8

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
WEC Energy Group Inc 3.375% due 06/15/21	$100,000	$100,345
Wisconsin Public Service Corp 1.650% due 12/04/18	100,000	99,694
Xcel Energy Inc 2.400% due 03/15/21	200,000	195,536

		7,965,306

Total Corporate Bonds & Notes (Cost $218,304,069)		215,571,851

	Shares

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio	2,058,600	2,058,600

Total Short-Term Investment (Cost $2,058,600)		2,058,600

TOTAL INVESTMENTS - 100.1% (Cost $220,362,669)		217,630,451

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(287,067)

NET ASSETS - 100.0%		$217,343,384

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	44.5%
Consumer, Non-Cyclical	15.3%
Consumer, Cyclical	7.4%
Technology	7.1%
Communications	7.0%
Energy	6.8%
Industrial	5.9%
Utilities	3.7%
Others (each less than 3.0%)	2.4%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$215,571,851	$-	$215,571,851	$-
	Short-Term Investment	2,058,600	2,058,600	-	-

	Total	$217,630,451	$2,058,600	$215,571,851	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-9

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 27.6%

Basic Materials - 0.7%

Air Products & Chemicals Inc 3.350% due 07/31/24	$100,000	$99,477
4.375% due 08/21/19	25,000	25,430
Albemarle Corp 5.450% due 12/01/44	50,000	53,371
ArcelorMittal (Luxembourg) 5.250% due 08/05/20	45,000	46,519
5.500% due 03/01/21	40,000	41,780
6.125% due 06/01/25	30,000	32,475
6.250% due 02/25/22	35,000	37,363
6.750% due 03/01/41	35,000	39,725
7.000% due 10/15/39	60,000	69,225
Barrick Gold Corp (Canada) 5.250% due 04/01/42	100,000	104,945
Barrick North America Finance LLC (Canada) 5.750% due 05/01/43	200,000	223,859
BHP Billiton Finance USA Ltd (Australia) 5.000% due 09/30/43	300,000	337,097
Celanese US Holdings LLC 4.625% due 11/15/22	30,000	30,642
5.875% due 06/15/21	30,000	31,722
Celulosa Arauco y Constitucion SA (Chile) 3.875% due 11/02/27	200,000	186,250
Eastman Chemical Co 3.800% due 03/15/25	100,000	98,916
4.650% due 10/15/44	50,000	49,155
4.800% due 09/01/42	100,000	98,749
EI du Pont de Nemours & Co 4.150% due 02/15/43	100,000	93,994
4.625% due 01/15/20	150,000	154,065
Fibria Overseas Finance Ltd (Brazil) 4.000% due 01/14/25	50,000	46,244
5.500% due 01/17/27	50,000	49,875
FMC Corp 4.100% due 02/01/24	50,000	50,186
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	146,373
Goldcorp Inc (Canada) 3.700% due 03/15/23	250,000	246,266
International Paper Co 4.350% due 08/15/48	100,000	89,987
4.750% due 02/15/22	125,000	129,300
6.000% due 11/15/41	200,000	221,388
7.500% due 08/15/21	27,000	30,019
Kinross Gold Corp (Canada) 5.950% due 03/15/24	100,000	103,000
LYB International Finance II BV 3.500% due 03/02/27	264,000	247,950
LyondellBasell Industries NV 4.625% due 02/26/55	75,000	69,568
6.000% due 11/15/21	200,000	214,178
Monsanto Co 3.375% due 07/15/24	100,000	95,981
4.400% due 07/15/44	100,000	92,925
Newmont Mining Corp 3.500% due 03/15/22	100,000	99,498
5.875% due 04/01/35	100,000	114,859
Nucor Corp 4.000% due 08/01/23	25,000	25,451
4.125% due 09/15/22	50,000	51,380
5.200% due 08/01/43	25,000	27,705
Nutrien Ltd (Canada) 4.875% due 03/30/20	250,000	254,842
5.250% due 01/15/45	145,000	150,503

	Principal Amount	Value
PPG Industries Inc 2.300% due 11/15/19	$100,000	$99,151
3.600% due 11/15/20	50,000	50,499
Praxair Inc 2.200% due 08/15/22	100,000	95,876
Rio Tinto Finance USA Ltd (Australia) 7.125% due 07/15/28	50,000	63,227
Rio Tinto Finance USA PLC (Australia) 4.750% due 03/22/42	400,000	430,659
RPM International Inc 5.250% due 06/01/45	50,000	52,304
Southern Copper Corp (Peru) 5.250% due 11/08/42	150,000	148,862
7.500% due 07/27/35	50,000	61,202
The Dow Chemical Co 4.125% due 11/15/21	200,000	204,011
4.250% due 11/15/20	100,000	102,160
4.250% due 10/01/34	200,000	192,685
4.375% due 11/15/42	300,000	285,651
The Mosaic Co 5.450% due 11/15/33	163,000	165,130
The Sherwin-Williams Co 2.250% due 05/15/20	250,000	245,949
2.750% due 06/01/22	50,000	48,437
3.125% due 06/01/24	25,000	23,900
3.450% due 06/01/27	60,000	56,738
3.950% due 01/15/26	150,000	149,598
4.000% due 12/15/42	50,000	44,675
4.500% due 06/01/47	29,000	27,765
7.250% due 06/15/19	25,000	26,015
Vale Overseas Ltd (Brazil) 4.375% due 01/11/22	96,000	97,391
6.875% due 11/21/36	150,000	169,155
8.250% due 01/17/34	100,000	125,250
Westlake Chemical Corp 4.375% due 11/15/47	100,000	92,445

		7,470,972

Communications - 2.5%

21st Century Fox America Inc 3.375% due 11/15/26	200,000	192,260
4.500% due 02/15/21	100,000	102,772
5.400% due 10/01/43	100,000	110,862
6.400% due 12/15/35	50,000	60,110
6.650% due 11/15/37	150,000	186,624
6.900% due 08/15/39	150,000	191,443
Alibaba Group Holding Ltd (China) 3.125% due 11/28/21	200,000	198,161
3.600% due 11/28/24	200,000	196,866
4.200% due 12/06/47	500,000	455,885
Alphabet Inc 1.998% due 08/15/26	200,000	178,833
Amazon.com Inc 1.900% due 08/21/20	130,000	127,388
2.400% due 02/22/23	200,000	192,815
3.150% due 08/22/27	150,000	144,286
3.300% due 12/05/21	100,000	100,876
3.875% due 08/22/37	195,000	190,846
4.050% due 08/22/47	70,000	68,743
4.250% due 08/22/57	100,000	98,973
4.800% due 12/05/34	300,000	329,649
5.200% due 12/03/25	50,000	54,490
America Movil SAB de CV (Mexico) 5.000% due 10/16/19	250,000	255,849
6.125% due 03/30/40	250,000	294,029
6.375% due 03/01/35	125,000	148,171
AT&T Inc 3.200% due 03/01/22	35,000	34,366
3.400% due 05/15/25	300,000	282,564
3.800% due 03/01/24	50,000	49,079

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-10

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
3.950% due 01/15/25	$45,000	$44,061
4.100% due 02/15/28 ~	615,000	588,596
4.125% due 02/17/26	300,000	293,715
4.250% due 03/01/27	100,000	98,055
4.300% due 02/15/30 ~	735,000	696,511
4.300% due 12/15/42	393,000	334,931
4.350% due 06/15/45	177,000	150,555
4.500% due 05/15/35	90,000	83,435
4.500% due 03/09/48	400,000	344,642
4.550% due 03/09/49	100,000	86,727
4.750% due 05/15/46	265,000	237,405
5.150% due 03/15/42	200,000	189,944
5.150% due 11/15/46 ~	100,000	94,479
5.250% due 03/01/37	350,000	345,827
5.350% due 09/01/40	161,000	157,527
5.450% due 03/01/47	50,000	49,219
5.700% due 03/01/57	50,000	49,895
6.000% due 08/15/40	50,000	52,262
6.375% due 03/01/41	50,000	54,645
Baidu Inc (China) 2.875% due 07/06/22	300,000	289,318
Booking Holdings Inc 3.600% due 06/01/26	50,000	48,722
British Telecommunications PLC (United Kingdom) 9.625% due 12/15/30	50,000	71,580
CBS Corp 2.300% due 08/15/19	150,000	148,655
2.500% due 02/15/23	100,000	94,071
2.900% due 01/15/27	50,000	44,642
3.375% due 02/15/28	55,000	49,041
5.900% due 10/15/40	50,000	55,049
7.875% due 07/30/30	100,000	123,642
Charter Communications Operating LLC 3.579% due 07/23/20	255,000	255,087
3.750% due 02/15/28	100,000	90,709
4.200% due 03/15/28	200,000	187,528
4.464% due 07/23/22	100,000	101,204
4.500% due 02/01/24 #	100,000	99,986
4.908% due 07/23/25	150,000	151,656
5.375% due 05/01/47	50,000	45,530
6.384% due 10/23/35	70,000	73,301
6.484% due 10/23/45	165,000	174,365
6.834% due 10/23/55	50,000	53,755
Cisco Systems Inc 1.850% due 09/20/21	100,000	95,503
2.200% due 02/28/21	50,000	49,070
2.450% due 06/15/20	100,000	99,400
2.500% due 09/20/26	300,000	278,095
2.600% due 02/28/23	50,000	48,650
2.950% due 02/28/26	50,000	48,076
3.000% due 06/15/22	60,000	59,776
5.500% due 01/15/40	250,000	297,680
Comcast Corp 2.350% due 01/15/27	40,000	35,075
3.000% due 02/01/24	100,000	95,685
3.300% due 02/01/27	100,000	94,154
3.375% due 08/15/25	365,000	350,338
3.400% due 07/15/46	55,000	44,674
3.550% due 05/01/28	400,000	382,319
3.600% due 03/01/24	400,000	393,974
3.969% due 11/01/47	289,000	254,978
3.999% due 11/01/49	211,000	186,822
4.000% due 08/15/47	100,000	88,912
4.049% due 11/01/52	97,000	84,751
4.250% due 01/15/33	250,000	244,398
4.400% due 08/15/35	77,000	75,097
4.600% due 08/15/45	77,000	74,301
4.750% due 03/01/44	300,000	295,789
5.700% due 07/01/19	100,000	102,770

	Principal Amount	Value
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	$185,000	$245,559
Discovery Communications LLC 2.200% due 09/20/19	5,000	4,947
2.950% due 03/20/23	150,000	143,557
3.450% due 03/15/25	100,000	94,861
3.500% due 06/15/22 ~	150,000	148,637
3.800% due 03/13/24	100,000	98,348
3.950% due 03/20/28	60,000	56,911
4.950% due 05/15/42	100,000	93,863
5.000% due 09/20/37	120,000	115,820
5.200% due 09/20/47	30,000	29,183
eBay Inc 2.750% due 01/30/23	50,000	48,206
3.250% due 10/15/20	200,000	200,192
3.600% due 06/05/27	50,000	47,344
Expedia Group Inc 3.800% due 02/15/28	50,000	45,860
4.500% due 08/15/24	200,000	199,938
Grupo Televisa SAB (Mexico) 5.000% due 05/13/45	200,000	176,557
Motorola Solutions Inc 3.500% due 03/01/23	150,000	145,169
NBCUniversal Media LLC 2.875% due 01/15/23	75,000	71,944
4.375% due 04/01/21	100,000	102,654
Omnicom Group Inc 3.600% due 04/15/26	50,000	47,909
3.625% due 05/01/22	100,000	99,332
4.450% due 08/15/20	50,000	51,218
Orange SA (France) 1.625% due 11/03/19	100,000	98,173
5.375% due 01/13/42	150,000	164,231
9.000% due 03/01/31	50,000	68,727
RELX Capital Inc (United Kingdom) 3.500% due 03/16/23	60,000	59,409
Rogers Communications Inc (Canada) 4.300% due 02/15/48	85,000	81,366
4.500% due 03/15/43	25,000	24,585
5.000% due 03/15/44	100,000	104,156
Telefonica Emisiones SAU (Spain) 4.665% due 03/06/38	200,000	187,538
5.213% due 03/08/47	150,000	145,005
5.462% due 02/16/21	40,000	41,885
7.045% due 06/20/36	150,000	180,696
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	323,822
TELUS Corp (Canada) 4.600% due 11/16/48	100,000	98,087
The Walt Disney Co 0.875% due 07/12/19	20,000	19,624
1.850% due 07/30/26	430,000	375,467
2.350% due 12/01/22	100,000	96,016
2.750% due 08/16/21	50,000	49,320
3.000% due 07/30/46	225,000	177,173
Thomson Reuters Corp (Canada) 4.300% due 11/23/23	100,000	102,126
4.700% due 10/15/19	25,000	25,448
5.650% due 11/23/43	150,000	162,373
5.850% due 04/15/40	25,000	27,402
Time Warner Cable LLC 5.000% due 02/01/20	300,000	306,369
5.875% due 11/15/40	150,000	147,103
6.550% due 05/01/37	100,000	106,318
6.750% due 06/15/39	50,000	53,425
7.300% due 07/01/38	150,000	170,399
Verizon Communications Inc
3.376% due 02/15/25	200,000	192,371
4.125% due 03/16/27	300,000	296,253

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-11

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
4.125% due 08/15/46	$300,000	$257,065
4.272% due 01/15/36	57,000	52,708
4.329% due 09/21/28 ~	1,869,630	1,856,725
4.522% due 09/15/48	309,000	282,598
4.672% due 03/15/55	294,000	261,961
4.862% due 08/21/46	400,000	383,363
5.012% due 04/15/49	300,000	293,050
5.250% due 03/16/37	133,000	136,914
5.500% due 03/16/47	75,000	78,819
Viacom Inc 3.875% due 04/01/24	100,000	96,835
4.375% due 03/15/43	70,000	58,315
5.625% due 09/15/19	25,000	25,617
6.875% due 04/30/36	100,000	108,277
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	45,000	44,654
4.375% due 05/30/28	355,000	351,080
5.000% due 05/30/38	40,000	39,618
5.250% due 05/30/48	75,000	75,106
6.150% due 02/27/37	150,000	165,310
7.875% due 02/15/30	50,000	62,668
Warner Media LLC 2.950% due 07/15/26	40,000	36,009
4.700% due 01/15/21	50,000	51,500
4.750% due 03/29/21	100,000	103,230
6.100% due 07/15/40	50,000	53,915
6.200% due 03/15/40	50,000	56,014
6.250% due 03/29/41	350,000	381,505
6.500% due 11/15/36	100,000	112,545
7.625% due 04/15/31	100,000	127,842
7.700% due 05/01/32	150,000	197,328
WPP Finance (United Kingdom) 3.625% due 09/07/22	100,000	97,523

		26,137,469

Consumer, Cyclical - 1.5%

American Airlines Pass-Through Trust ‘A’ 4.950% due 07/15/24	139,577	144,028
American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	138,300	131,491
American Honda Finance Corp 1.700% due 09/09/21	100,000	95,842
2.000% due 02/14/20	50,000	49,341
2.450% due 09/24/20	150,000	148,149
2.900% due 02/16/24	250,000	242,620
Aptiv PLC 4.250% due 01/15/26	50,000	49,900
4.400% due 10/01/46	100,000	94,242
AutoNation Inc 4.500% due 10/01/25	100,000	99,441
AutoZone Inc 3.750% due 06/01/27	100,000	96,324
4.000% due 11/15/20	50,000	50,866
Bed Bath & Beyond Inc 4.915% due 08/01/34	10,000	8,095
BorgWarner Inc 3.375% due 03/15/25	200,000	194,350
Cintas Corp No 2 2.900% due 04/01/22	50,000	48,926
3.700% due 04/01/27	50,000	49,117
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	23,177	23,321
Costco Wholesale Corp 1.700% due 12/15/19	300,000	295,692
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	70,445
Darden Restaurants Inc 3.850% due 05/01/27	130,000	125,513
Delphi Corp 4.150% due 03/15/24	40,000	40,139

	Principal Amount	Value
Delta Air Lines Inc 2.600% due 12/04/20	$25,000	$24,471
3.625% due 03/15/22	100,000	98,930
Dollar General Corp 3.250% due 04/15/23	50,000	49,169
3.875% due 04/15/27	50,000	47,815
4.150% due 11/01/25	25,000	25,046
Dollar Tree Inc 3.700% due 05/15/23	45,000	44,630
4.000% due 05/15/25	100,000	97,857
4.200% due 05/15/28	45,000	43,513
DR Horton Inc 4.000% due 02/15/20	50,000	50,504
Ford Motor Co 4.750% due 01/15/43	300,000	259,992
5.291% due 12/08/46	100,000	93,087
7.450% due 07/16/31	150,000	176,640
Ford Motor Credit Co LLC 2.425% due 06/12/20	200,000	196,193
3.096% due 05/04/23	200,000	190,851
3.470% due 04/05/21	300,000	298,344
3.815% due 11/02/27	200,000	185,386
4.375% due 08/06/23	200,000	200,997
5.875% due 08/02/21	250,000	265,196
General Motors Co 4.200% due 10/01/27	50,000	48,001
5.400% due 04/01/48	50,000	47,600
6.250% due 10/02/43	100,000	103,895
6.600% due 04/01/36	250,000	271,149
6.750% due 04/01/46	25,000	27,787
General Motors Financial Co Inc 2.350% due 10/04/19	50,000	49,586
2.450% due 11/06/20	100,000	97,692
2.650% due 04/13/20	85,000	84,015
3.150% due 01/15/20	200,000	199,727
3.500% due 11/07/24	100,000	95,316
3.700% due 11/24/20	100,000	100,554
3.700% due 05/09/23	200,000	196,644
3.950% due 04/13/24	100,000	97,947
4.000% due 01/15/25	300,000	291,981
4.000% due 10/06/26	50,000	47,466
4.150% due 06/19/23	250,000	250,175
Hasbro Inc 3.150% due 05/15/21	50,000	49,582
3.500% due 09/15/27	30,000	27,795
Hyatt Hotels Corp 4.850% due 03/15/26	25,000	25,912
Kohl’s Corp 3.250% due 02/01/23	100,000	97,251
4.250% due 07/17/25	50,000	49,814
5.550% due 07/17/45	50,000	48,709
Lear Corp 5.250% due 01/15/25	65,000	66,903
Leggett & Platt Inc 3.800% due 11/15/24	50,000	49,014
Lowe’s Cos Inc 3.100% due 05/03/27	200,000	189,164
3.120% due 04/15/22	100,000	99,764
3.700% due 04/15/46	250,000	224,781
3.875% due 09/15/23	100,000	102,887
Macy’s Retail Holdings Inc 3.625% due 06/01/24	50,000	48,395
3.875% due 01/15/22	100,000	99,353
Magna International Inc (Canada) 4.150% due 10/01/25	25,000	25,365
Marriott International Inc 2.875% due 03/01/21	50,000	49,334
3.125% due 06/15/26	200,000	186,151
3.375% due 10/15/20	83,000	83,221
McDonald’s Corp 2.750% due 12/09/20	45,000	44,709

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-12

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
3.375% due 05/26/25	$100,000	$98,385
3.500% due 07/15/20	50,000	50,468
3.500% due 03/01/27	50,000	48,848
3.700% due 01/30/26	160,000	159,042
3.700% due 02/15/42	200,000	178,120
4.875% due 07/15/40	10,000	10,375
4.875% due 12/09/45	250,000	263,487
Newell Brands Inc 3.150% due 04/01/21	125,000	123,912
3.850% due 04/01/23	20,000	19,715
4.200% due 04/01/26	225,000	217,504
5.375% due 04/01/36	15,000	14,946
5.500% due 04/01/46	20,000	19,521
NIKE Inc 2.250% due 05/01/23	27,000	25,839
3.375% due 11/01/46	200,000	177,833
3.625% due 05/01/43	25,000	23,264
Nordstrom Inc 4.000% due 10/15/21	250,000	252,144
O’Reilly Automotive Inc 3.800% due 09/01/22	100,000	101,179
4.350% due 06/01/28	100,000	99,635
PACCAR Financial Corp 2.300% due 08/10/22	100,000	96,215
QVC Inc 5.450% due 08/15/34	100,000	92,559
Southwest Airlines Co 2.750% due 11/06/19	50,000	49,834
Starbucks Corp 2.100% due 02/04/21	60,000	58,348
2.200% due 11/22/20	20,000	19,552
2.450% due 06/15/26	50,000	44,860
3.500% due 03/01/28	100,000	96,175
3.750% due 12/01/47	35,000	30,523
4.300% due 06/15/45	35,000	33,614
Tapestry Inc 4.125% due 07/15/27	100,000	95,501
Target Corp 2.500% due 04/15/26	225,000	206,882
2.900% due 01/15/22	100,000	99,778
3.625% due 04/15/46	25,000	22,309
3.900% due 11/15/47	250,000	232,570
The Home Depot Inc 2.000% due 04/01/21	50,000	48,785
2.125% due 09/15/26	300,000	267,773
2.700% due 04/01/23	100,000	97,657
3.000% due 04/01/26	25,000	23,904
3.350% due 09/15/25	45,000	44,322
3.500% due 09/15/56	55,000	47,339
4.200% due 04/01/43	300,000	301,432
4.400% due 04/01/21	100,000	103,621
5.875% due 12/16/36	75,000	91,186
Toyota Motor Credit Corp 1.900% due 04/08/21	100,000	96,962
2.150% due 03/12/20	500,000	494,102
2.600% due 01/11/22	100,000	97,975
2.625% due 01/10/23	100,000	96,949
3.200% due 01/11/27	100,000	96,593
4.250% due 01/11/21	100,000	102,909
United Airlines Pass-Through Trust ‘A’ 3.450% due 01/07/30	29,209	28,273
4.000% due 10/11/27	89,121	89,565
United Airlines Pass-Through Trust ‘AA’ 2.875% due 04/07/30	146,035	135,609
3.100% due 01/07/30	48,681	46,242
3.450% due 06/01/29	22,582	21,850
Walgreen Co 3.100% due 09/15/22	75,000	73,480
Walgreens Boots Alliance Inc 3.450% due 06/01/26	30,000	28,028

	Principal Amount	Value
3.800% due 11/18/24	$200,000	$196,622
4.650% due 06/01/46	20,000	18,474
4.800% due 11/18/44	165,000	155,809
Walmart Inc 2.650% due 12/15/24	1,000,000	959,809
3.125% due 06/23/21	50,000	50,265
3.300% due 04/22/24	300,000	298,784
3.400% due 06/26/23	50,000	50,389
3.700% due 06/26/28	100,000	100,781
3.950% due 06/28/38	25,000	25,032
4.050% due 06/29/48	65,000	65,212
WW Grainger Inc 3.750% due 05/15/46	50,000	45,396
4.600% due 06/15/45	20,000	20,625

		15,468,793

Consumer, Non-Cyclical - 4.6%

Abbott Laboratories 2.350% due 11/22/19	18,000	17,900
2.900% due 11/30/21	150,000	147,788
2.950% due 03/15/25	100,000	94,756
3.250% due 04/15/23	100,000	98,671
3.400% due 11/30/23	100,000	98,746
3.750% due 11/30/26	400,000	393,730
4.750% due 11/30/36	100,000	105,744
4.900% due 11/30/46	100,000	107,411
6.150% due 11/30/37	25,000	29,884
AbbVie Inc 2.300% due 05/14/21	300,000	291,696
2.500% due 05/14/20	150,000	148,208
2.850% due 05/14/23	50,000	48,192
2.900% due 11/06/22	200,000	194,213
3.200% due 11/06/22	70,000	68,894
3.200% due 05/14/26	100,000	93,413
3.600% due 05/14/25	175,000	169,692
4.300% due 05/14/36	50,000	47,966
4.400% due 11/06/42	125,000	119,077
4.450% due 05/14/46	100,000	95,921
4.500% due 05/14/35	160,000	157,255
4.700% due 05/14/45	50,000	49,751
Aetna Inc 2.750% due 11/15/22	125,000	120,237
2.800% due 06/15/23	25,000	23,860
3.500% due 11/15/24	100,000	97,235
3.875% due 08/15/47	30,000	26,928
4.125% due 11/15/42	100,000	92,811
Allergan Finance LLC 3.250% due 10/01/22	100,000	97,221
4.625% due 10/01/42	100,000	93,052
Allergan Funding SCS 3.000% due 03/12/20	70,000	69,678
3.800% due 03/15/25	70,000	68,053
4.550% due 03/15/35	320,000	304,296
4.750% due 03/15/45	330,000	318,601
Allergan Inc 2.800% due 03/15/23	25,000	23,623
Altria Group Inc 4.500% due 05/02/43	100,000	96,049
4.750% due 05/05/21	200,000	207,781
9.250% due 08/06/19	250,000	267,083
AmerisourceBergen Corp 3.400% due 05/15/24	100,000	98,528
3.450% due 12/15/27	50,000	46,135
Amgen Inc 2.650% due 05/11/22	150,000	145,355
3.200% due 11/02/27	50,000	46,896
3.625% due 05/22/24	100,000	99,674
4.400% due 05/01/45	100,000	96,021
5.150% due 11/15/41	174,000	185,512
5.750% due 03/15/40	400,000	450,681
6.400% due 02/01/39	225,000	270,307

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-13

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Anheuser-Busch InBev Finance Inc (Belgium)
2.650% due 02/01/21	$160,000	$157,858
3.300% due 02/01/23	300,000	297,709
3.650% due 02/01/26	700,000	686,175
3.700% due 02/01/24	200,000	200,161
4.625% due 02/01/44	300,000	295,654
4.700% due 02/01/36	275,000	279,355
4.900% due 02/01/46	330,000	340,574
Anheuser-Busch InBev Worldwide Inc (Belgium) 2.500% due 07/15/22	100,000	96,611
3.500% due 01/12/24	355,000	353,601
3.750% due 07/15/42	100,000	88,207
4.000% due 04/13/28	80,000	79,942
4.375% due 02/15/21	200,000	206,407
4.375% due 04/15/38	35,000	34,066
4.439% due 10/06/48	200,000	193,346
4.600% due 04/15/48	50,000	49,222
4.750% due 04/15/58	100,000	98,018
4.950% due 01/15/42	300,000	312,222
Anthem Inc 2.250% due 08/15/19	200,000	198,374
2.500% due 11/21/20	15,000	14,753
2.950% due 12/01/22	50,000	48,594
3.300% due 01/15/23	75,000	73,783
3.350% due 12/01/24	400,000	386,804
3.650% due 12/01/27	30,000	28,463
4.375% due 12/01/47	30,000	27,925
4.625% due 05/15/42	100,000	97,207
4.650% due 01/15/43	50,000	48,495
Archer-Daniels-Midland Co 3.750% due 09/15/47	100,000	93,071
4.016% due 04/16/43	50,000	48,871
4.479% due 03/01/21	100,000	103,499
Ascension Health 3.945% due 11/15/46	70,000	69,083
AstraZeneca PLC (United Kingdom) 1.950% due 09/18/19	200,000	197,894
2.375% due 11/16/20	100,000	98,161
2.375% due 06/12/22	100,000	96,280
3.125% due 06/12/27	100,000	93,801
3.375% due 11/16/25	100,000	96,265
4.000% due 09/18/42	25,000	23,568
4.375% due 11/16/45	25,000	24,565
6.450% due 09/15/37	100,000	124,426
Automatic Data Processing Inc 2.250% due 09/15/20	50,000	49,356
3.375% due 09/15/25	25,000	24,757
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20 ~	200,000	195,778
2.764% due 08/15/22 ~	150,000	143,930
3.222% due 08/15/24 ~	100,000	94,813
3.557% due 08/15/27 ~	100,000	93,182
4.390% due 08/15/37 ~	70,000	65,834
4.540% due 08/15/47 ~	210,000	196,699
Baxalta Inc 2.875% due 06/23/20	150,000	148,357
4.000% due 06/23/25	50,000	49,007
5.250% due 06/23/45	30,000	30,999
Becton Dickinson & Co 2.404% due 06/05/20	35,000	34,387
2.894% due 06/06/22	265,000	256,480
3.125% due 11/08/21	100,000	98,618
3.363% due 06/06/24	50,000	48,073
3.700% due 06/06/27	150,000	142,089
3.734% due 12/15/24	129,000	126,116
4.669% due 06/06/47	50,000	48,470
Bestfoods 7.250% due 12/15/26	200,000	251,973

	Principal Amount	Value
Biogen Inc 5.200% due 09/15/45	$300,000	$318,682
Block Financial LLC 4.125% due 10/01/20	100,000	100,900
Boston Scientific Corp 3.375% due 05/15/22	300,000	296,141
Bristol-Myers Squibb Co 3.250% due 02/27/27	100,000	96,782
3.250% due 08/01/42	100,000	86,732
Brown-Forman Corp 4.500% due 07/15/45	40,000	42,893
Bunge Ltd Finance Corp 3.000% due 09/25/22	55,000	52,991
3.250% due 08/15/26	20,000	18,280
3.750% due 09/25/27	30,000	28,355
Campbell Soup Co 2.500% due 08/02/22	100,000	94,634
3.650% due 03/15/23	50,000	49,130
4.150% due 03/15/28	100,000	95,369
4.800% due 03/15/48	20,000	18,135
Cardinal Health Inc 2.616% due 06/15/22	50,000	47,946
3.079% due 06/15/24	50,000	47,160
3.410% due 06/15/27	100,000	92,030
3.750% due 09/15/25	50,000	48,205
4.368% due 06/15/47	50,000	44,187
4.900% due 09/15/45	50,000	48,001
Catholic Health Initiatives 4.350% due 11/01/42	150,000	142,345
Celgene Corp 2.875% due 02/19/21	25,000	24,679
3.250% due 08/15/22	100,000	98,094
3.250% due 02/20/23	50,000	48,879
3.450% due 11/15/27	50,000	46,046
3.875% due 08/15/25	300,000	291,886
3.900% due 02/20/28	100,000	94,992
4.000% due 08/15/23	100,000	100,929
4.350% due 11/15/47	50,000	44,317
4.550% due 02/20/48	100,000	91,601
Church & Dwight Co Inc 2.450% due 12/15/19	50,000	49,597
2.450% due 08/01/22	100,000	95,894
Cigna Corp 3.050% due 10/15/27	30,000	27,101
3.875% due 10/15/47	50,000	42,671
4.500% due 03/15/21	100,000	102,167
Coca-Cola Femsa SAB de CV (Mexico) 3.875% due 11/26/23	150,000	150,403
Colgate-Palmolive Co 3.700% due 08/01/47	100,000	93,592
Conagra Brands Inc 3.200% due 01/25/23	79,000	76,121
Constellation Brands Inc 2.700% due 05/09/22	200,000	193,584
3.500% due 05/09/27	15,000	14,229
3.750% due 05/01/21	20,000	20,204
3.875% due 11/15/19	20,000	20,215
4.250% due 05/01/23	85,000	86,724
CVS Health Corp 2.125% due 06/01/21	400,000	384,755
2.250% due 08/12/19	150,000	148,806
2.800% due 07/20/20	200,000	198,402
2.875% due 06/01/26	100,000	91,153
3.350% due 03/09/21	125,000	124,933
3.700% due 03/09/23	585,000	579,661
3.875% due 07/20/25	200,000	195,799
4.100% due 03/25/25	150,000	149,395
4.300% due 03/25/28	485,000	479,161
4.780% due 03/25/38	95,000	94,201
5.050% due 03/25/48	495,000	501,862

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-14

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
5.125% due 07/20/45	$105,000	$106,701
5.300% due 12/05/43	200,000	209,572
Danaher Corp 3.350% due 09/15/25	30,000	29,489
4.375% due 09/15/45	30,000	31,526
Diageo Capital PLC (United Kingdom)
3.875% due 05/18/28	200,000	201,839
3.875% due 04/29/43	100,000	97,687
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	150,000	147,808
Dignity Health 5.267% due 11/01/64	100,000	102,066
Dr Pepper Snapple Group Inc 2.550% due 09/15/26	50,000	43,826
3.130% due 12/15/23	50,000	47,878
3.430% due 06/15/27	35,000	32,387
4.057% due 05/25/23 ~	350,000	351,688
4.420% due 12/15/46	250,000	229,425
4.985% due 05/25/38 ~	325,000	327,882
Ecolab Inc 2.375% due 08/10/22	200,000	192,929
4.350% due 12/08/21	82,000	84,696
Eli Lilly & Co 3.700% due 03/01/45	200,000	189,734
5.500% due 03/15/27	100,000	113,922
Equifax Inc 2.300% due 06/01/21	50,000	48,268
Express Scripts Holding Co 3.000% due 07/15/23	50,000	47,466
3.300% due 02/25/21	300,000	299,067
3.400% due 03/01/27	20,000	18,301
3.900% due 02/15/22	300,000	300,439
4.800% due 07/15/46	15,000	14,306
General Mills Inc 3.200% due 04/16/21	15,000	14,931
3.200% due 02/10/27	100,000	91,943
3.700% due 10/17/23	40,000	39,625
4.200% due 04/17/28	50,000	49,026
4.550% due 04/17/38	15,000	14,350
4.700% due 04/17/48	20,000	19,186
5.400% due 06/15/40	45,000	47,773
Gilead Sciences Inc 1.850% due 09/20/19	45,000	44,460
1.950% due 03/01/22	230,000	219,159
2.550% due 09/01/20	300,000	296,434
2.950% due 03/01/27	100,000	93,485
3.250% due 09/01/22	170,000	169,068
3.650% due 03/01/26	100,000	98,794
4.150% due 03/01/47	75,000	71,787
4.400% due 12/01/21	100,000	103,434
4.500% due 02/01/45	210,000	210,222
4.600% due 09/01/35	45,000	46,367
4.750% due 03/01/46	50,000	51,688
GlaxoSmithKline Capital Inc (United Kingdom) 3.625% due 05/15/25	85,000	84,914
3.875% due 05/15/28	300,000	302,674
6.375% due 05/15/38	100,000	128,598
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	200,000	196,667
3.125% due 05/14/21	105,000	105,272
Hackensack Meridian Health Inc 4.500% due 07/01/57	100,000	104,580
Howard Hughes Medical Institute 3.500% due 09/01/23	75,000	75,989
Humana Inc 3.850% due 10/01/24	100,000	99,913
4.625% due 12/01/42	100,000	100,018
Ingredion Inc 3.200% due 10/01/26	100,000	93,012

	Principal Amount	Value
Johnson & Johnson 1.650% due 03/01/21	$50,000	$48,611
2.050% due 03/01/23	50,000	47,866
2.250% due 03/03/22	150,000	146,721
2.450% due 12/05/21	150,000	148,827
2.450% due 03/01/26	50,000	46,944
2.900% due 01/15/28	200,000	191,050
2.950% due 03/03/27	150,000	144,394
3.400% due 01/15/38	50,000	47,290
3.500% due 01/15/48	65,000	60,743
3.550% due 03/01/36	25,000	24,065
3.625% due 03/03/37	132,000	129,161
3.700% due 03/01/46	25,000	24,256
3.750% due 03/03/47	50,000	49,001
4.850% due 05/15/41	50,000	56,675
5.950% due 08/15/37	100,000	127,830
Kaiser Foundation Hospitals 3.150% due 05/01/27	225,000	215,643
4.150% due 05/01/47	20,000	20,286
Kellogg Co 3.400% due 11/15/27	100,000	93,621
4.300% due 05/15/28	100,000	98,894
4.500% due 04/01/46	150,000	142,416
Kimberly-Clark Corp 3.050% due 08/15/25	50,000	48,373
6.625% due 08/01/37	100,000	134,014
Kraft Heinz Foods Co 2.800% due 07/02/20	400,000	396,991
3.000% due 06/01/26	80,000	72,141
3.375% due 06/15/21	25,000	25,057
3.500% due 06/06/22	200,000	198,312
4.000% due 06/15/23	100,000	99,779
4.375% due 06/01/46	115,000	99,785
4.625% due 01/30/29	100,000	99,083
6.500% due 02/09/40	175,000	197,790
Laboratory Corp of America Holdings 3.600% due 09/01/27	100,000	95,176
4.625% due 11/15/20	100,000	102,711
4.700% due 02/01/45	50,000	49,064
Life Technologies Corp 6.000% due 03/01/20	100,000	104,272
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	129,669
McCormick & Co Inc 3.400% due 08/15/27	50,000	47,346
McKesson Corp 3.796% due 03/15/24	300,000	296,384
Mead Johnson Nutrition Co (United Kingdom) 4.600% due 06/01/44	200,000	208,831
Medco Health Solutions Inc 4.125% due 09/15/20	50,000	50,729
Medtronic Global Holdings SCA 3.350% due 04/01/27	50,000	48,750
Medtronic Inc 2.500% due 03/15/20	55,000	54,630
2.750% due 04/01/23	50,000	48,821
3.150% due 03/15/22	125,000	124,030
3.500% due 03/15/25	380,000	376,238
4.375% due 03/15/35	365,000	377,923
4.500% due 03/15/42	100,000	102,276
4.625% due 03/15/45	80,000	84,934
Merck & Co Inc 2.400% due 09/15/22	100,000	96,999
2.750% due 02/10/25	400,000	382,625
3.600% due 09/15/42	300,000	280,633
4.150% due 05/18/43	100,000	102,821
Molson Coors Brewing Co 2.100% due 07/15/21	35,000	33,584
3.000% due 07/15/26	245,000	222,863
4.200% due 07/15/46	40,000	36,024
5.000% due 05/01/42	100,000	100,906

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-15

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Mondelez International Inc 4.125% due 05/07/28	$100,000	$99,304
Moody’s Corp 2.750% due 12/15/21	50,000	48,896
3.250% due 06/07/21	75,000	74,898
4.875% due 02/15/24	50,000	52,534
Mount Sinai Hospitals Group Inc 3.981% due 07/01/48	50,000	48,220
Mylan NV
3.150% due 06/15/21	100,000	98,936
3.950% due 06/15/26	100,000	95,750
5.250% due 06/15/46	265,000	258,871
Northwell Healthcare Inc 4.260% due 11/01/47	100,000	96,057
Northwestern University 3.662% due 12/01/57	25,000	24,442
Novartis Capital Corp (Switzerland) 1.800% due 02/14/20	25,000	24,611
2.400% due 05/17/22	50,000	48,580
2.400% due 09/21/22	75,000	72,776
3.000% due 11/20/25	100,000	96,555
3.100% due 05/17/27	30,000	28,824
3.400% due 05/06/24	150,000	149,724
4.000% due 11/20/45	100,000	100,441
4.400% due 04/24/20	50,000	51,390
NYU Langone Hospitals 4.368% due 07/01/47	25,000	25,865
Pepsi-Cola Metropolitan Bottling Co Inc 7.000% due 03/01/29	200,000	255,183
PepsiCo Inc 1.850% due 04/30/20	100,000	98,262
2.000% due 04/15/21	100,000	97,528
2.250% due 05/02/22	50,000	48,372
2.375% due 10/06/26	55,000	50,297
2.750% due 03/01/23	100,000	97,744
2.750% due 04/30/25	100,000	95,572
3.000% due 10/15/27	200,000	190,396
3.100% due 07/17/22	50,000	49,916
3.450% due 10/06/46	60,000	53,788
3.500% due 07/17/25	50,000	50,093
3.600% due 03/01/24	71,000	71,823
4.000% due 05/02/47	35,000	34,479
4.450% due 04/14/46	150,000	158,227
4.600% due 07/17/45	35,000	37,975
Pfizer Inc 2.200% due 12/15/21	50,000	48,672
3.000% due 12/15/26	100,000	96,133
3.400% due 05/15/24	550,000	551,603
4.125% due 12/15/46	265,000	267,734
Philip Morris International Inc 2.000% due 02/21/20	35,000	34,444
2.125% due 05/10/23	25,000	23,439
2.625% due 02/18/22	25,000	24,374
3.125% due 08/17/27	300,000	284,089
3.250% due 11/10/24	125,000	121,441
3.375% due 08/11/25	50,000	48,651
4.250% due 11/10/44	30,000	28,467
4.500% due 03/20/42	200,000	196,320
6.375% due 05/16/38	100,000	121,075
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	118,051
Princeton University 5.700% due 03/01/39	50,000	64,324
Providence St Joseph Health Obligated Group 3.930% due 10/01/48	35,000	33,598
Quest Diagnostics Inc 2.500% due 03/30/20	300,000	296,204
4.750% due 01/30/20	15,000	15,359
Reynolds American Inc (United Kingdom) 4.450% due 06/12/25	200,000	201,290
6.150% due 09/15/43	300,000	341,453

	Principal Amount	Value
S&P Global Inc 4.000% due 06/15/25	$50,000	$50,259
4.400% due 02/15/26	100,000	102,695
Sanofi (France) 3.375% due 06/19/23	100,000	100,138
4.000% due 03/29/21	200,000	204,956
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	200,000	197,001
2.400% due 09/23/21	250,000	239,504
3.200% due 09/23/26	250,000	229,422
SSM Health Care Corp 3.688% due 06/01/23	50,000	50,285
Stryker Corp 4.100% due 04/01/43	100,000	93,701
4.375% due 05/15/44	300,000	293,150
Sysco Corp 2.500% due 07/15/21	35,000	34,199
2.600% due 10/01/20	50,000	49,475
2.600% due 06/12/22	100,000	96,726
3.250% due 07/15/27	50,000	46,902
3.550% due 03/15/25	50,000	49,062
3.750% due 10/01/25	25,000	24,699
4.450% due 03/15/48	50,000	48,487
4.500% due 04/01/46	25,000	24,264
4.850% due 10/01/45	15,000	15,356
The Board of Trustees of The Leland Stanford Junior University 3.647% due 05/01/48	125,000	123,290
The Clorox Co 3.800% due 11/15/21	100,000	101,963
The Coca-Cola Co 1.875% due 10/27/20	50,000	48,869
2.500% due 04/01/23	200,000	193,719
2.550% due 06/01/26	100,000	92,899
2.875% due 10/27/25	50,000	47,907
3.150% due 11/15/20	200,000	201,182
3.300% due 09/01/21	100,000	100,875
The Estee Lauder Cos Inc 1.700% due 05/10/21	30,000	28,927
3.150% due 03/15/27	50,000	48,165
4.150% due 03/15/47	30,000	30,638
The George Washington University 4.300% due 09/15/44	50,000	51,377
The Hershey Co 2.300% due 08/15/26	50,000	45,261
3.375% due 05/15/23	50,000	50,197
The JM Smucker Co 4.375% due 03/15/45	350,000	325,608
The Kroger Co 2.600% due 02/01/21	50,000	48,986
2.800% due 08/01/22	100,000	97,054
3.300% due 01/15/21	100,000	99,875
3.500% due 02/01/26	50,000	47,602
3.850% due 08/01/23	150,000	150,411
3.875% due 10/15/46	200,000	166,975
4.650% due 01/15/48	100,000	94,719
5.150% due 08/01/43	25,000	25,309
The Procter & Gamble Co 2.300% due 02/06/22	100,000	97,477
2.450% due 11/03/26	300,000	277,520
The Western Union Co 4.250% due 06/09/23	100,000	99,743
Thermo Fisher Scientific Inc 2.950% due 09/19/26	30,000	27,754
3.000% due 04/15/23	70,000	68,113
3.150% due 01/15/23	100,000	97,860
3.650% due 12/15/25	100,000	97,756
4.150% due 02/01/24	100,000	101,583
5.300% due 02/01/44	100,000	111,264
Total System Services Inc 4.000% due 06/01/23	300,000	300,860

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-16

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Tyson Foods Inc 2.250% due 08/23/21	$15,000	$14,428
4.500% due 06/15/22	300,000	308,595
Unilever Capital Corp (United Kingdom) 2.200% due 05/05/22	100,000	96,166
3.500% due 03/22/28	200,000	199,213
5.900% due 11/15/32	50,000	61,593
UnitedHealth Group Inc 2.700% due 07/15/20	30,000	29,803
2.950% due 10/15/27	400,000	373,553
3.150% due 06/15/21	50,000	50,056
3.450% due 01/15/27	150,000	145,953
3.500% due 06/15/23	50,000	50,074
3.750% due 07/15/25	75,000	75,058
3.850% due 06/15/28	100,000	100,237
4.200% due 01/15/47	125,000	122,657
4.250% due 06/15/48	50,000	50,159
4.625% due 11/15/41	300,000	313,512
4.750% due 07/15/45	50,000	53,502
6.875% due 02/15/38	250,000	331,146
University of Notre Dame du Lac 3.394% due 02/15/48	50,000	47,164
University of Southern California 3.028% due 10/01/39	50,000	45,405
Verisk Analytics Inc 4.125% due 09/12/22	100,000	101,911
Wyeth LLC 5.950% due 04/01/37	50,000	61,025
6.500% due 02/01/34	100,000	127,127
Zimmer Biomet Holdings Inc 3.375% due 11/30/21	100,000	99,274
3.550% due 04/01/25	370,000	352,623
Zoetis Inc 3.250% due 02/01/23	300,000	295,588

		48,114,424

Energy - 2.6%

Anadarko Petroleum Corp 3.450% due 07/15/24	100,000	96,455
6.200% due 03/15/40	100,000	112,944
6.450% due 09/15/36	150,000	173,734
6.600% due 03/15/46	200,000	241,031
Andeavor 3.800% due 04/01/28	30,000	28,379
4.500% due 04/01/48	25,000	22,854
4.750% due 12/15/23	150,000	155,784
5.125% due 12/15/26	50,000	52,373
Andeavor Logistics LP 4.250% due 12/01/27	250,000	240,978
Apache Corp 3.250% due 04/15/22	200,000	195,136
4.750% due 04/15/43	50,000	47,609
5.100% due 09/01/40	100,000	99,331
5.250% due 02/01/42	25,000	24,889
6.000% due 01/15/37	25,000	27,320
Baker Hughes a GE Co LLC 2.773% due 12/15/22	50,000	48,520
3.337% due 12/15/27	100,000	93,127
4.080% due 12/15/47	50,000	44,755
5.125% due 09/15/40	50,000	53,666
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	101,899
BP Capital Markets PLC (United Kingdom) 2.112% due 09/16/21	200,000	193,240
2.315% due 02/13/20	100,000	99,060
2.750% due 05/10/23	250,000	242,079
3.119% due 05/04/26	25,000	23,940
3.224% due 04/14/24	100,000	98,157
3.561% due 11/01/21	100,000	101,013
3.588% due 04/14/27	100,000	98,648
3.723% due 11/28/28	400,000	399,263

	Principal Amount	Value
Buckeye Partners LP 3.950% due 12/01/26	$20,000	$18,172
Burlington Resources Finance Co 7.400% due 12/01/31	100,000	129,767
Canadian Natural Resources Ltd (Canada) 2.950% due 01/15/23	50,000	48,275
3.800% due 04/15/24	43,000	42,656
3.850% due 06/01/27	50,000	48,850
4.950% due 06/01/47	25,000	25,882
6.750% due 02/01/39	90,000	109,418
Cenovus Energy Inc (Canada) 3.000% due 08/15/22	45,000	43,133
4.250% due 04/15/27	300,000	289,375
4.450% due 09/15/42	100,000	85,526
5.250% due 06/15/37	35,000	34,498
5.400% due 06/15/47	50,000	49,090
5.700% due 10/15/19	65,000	66,685
Chevron Corp 2.100% due 05/16/21	100,000	97,687
2.355% due 12/05/22	250,000	239,081
2.419% due 11/17/20	50,000	49,464
2.566% due 05/16/23	100,000	96,802
2.954% due 05/16/26	100,000	96,005
3.191% due 06/24/23	200,000	199,029
3.326% due 11/17/25	50,000	49,386
Cimarex Energy Co 3.900% due 05/15/27	155,000	149,052
CNOOC Finance Ltd (China) 3.000% due 05/09/23	200,000	193,102
Concho Resources Inc 4.300% due 08/15/28 #	50,000	50,035
4.375% due 01/15/25	50,000	50,252
4.850% due 08/15/48 #	50,000	50,834
ConocoPhillips 6.500% due 02/01/39	250,000	320,068
ConocoPhillips Co 4.950% due 03/15/26	50,000	53,956
ConocoPhillips Holding Co 6.950% due 04/15/29	100,000	123,431
Continental Resources Inc 3.800% due 06/01/24	55,000	53,703
4.375% due 01/15/28	55,000	54,638
4.500% due 04/15/23	80,000	81,319
4.900% due 06/01/44	35,000	34,377
5.000% due 09/15/22	105,000	106,702
Devon Energy Corp 5.000% due 06/15/45	105,000	107,127
5.850% due 12/15/25	50,000	55,110
Ecopetrol SA (Colombia) 5.375% due 06/26/26	85,000	87,422
5.875% due 09/18/23	50,000	53,125
5.875% due 05/28/45	200,000	190,440
7.625% due 07/23/19	100,000	104,630
Enable Midstream Partners LP 4.400% due 03/15/27	200,000	189,477
Enbridge Energy Partners LP 5.200% due 03/15/20	15,000	15,430
7.500% due 04/15/38	50,000	61,877
Enbridge Inc (Canada) 2.900% due 07/15/22	100,000	97,191
3.700% due 07/15/27	100,000	94,904
4.500% due 06/10/44	150,000	137,878
Encana Corp (Canada) 3.900% due 11/15/21	200,000	201,736
Energy Transfer Partners LP 3.600% due 02/01/23	400,000	391,196
4.050% due 03/15/25	100,000	96,652
4.200% due 04/15/27	100,000	94,332
4.900% due 02/01/24	100,000	101,572
5.300% due 04/15/47	100,000	91,740
5.950% due 10/01/43	100,000	97,900
6.125% due 12/15/45	200,000	200,548
6.500% due 02/01/42	100,000	103,196

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-17

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
EnLink Midstream Partners LP 4.850% due 07/15/26	$30,000	$28,464
5.450% due 06/01/47	150,000	126,454
Enterprise Products Operating LLC 2.800% due 02/15/21	250,000	246,940
4.250% due 02/15/48	25,000	23,336
4.450% due 02/15/43	300,000	283,137
4.850% due 03/15/44	300,000	299,507
5.375% due 02/15/78	50,000	45,732
6.125% due 10/15/39	115,000	131,607
6.875% due 03/01/33	150,000	184,730
EOG Resources Inc 3.150% due 04/01/25	350,000	336,000
EQT Corp 3.000% due 10/01/22	200,000	192,782
EQT Midstream Partners LP 4.125% due 12/01/26	35,000	32,301
Equinor ASA (Norway) 2.450% due 01/17/23	100,000	96,505
2.900% due 11/08/20	90,000	89,819
3.150% due 01/23/22	100,000	100,143
3.700% due 03/01/24	200,000	201,917
3.950% due 05/15/43	300,000	286,708
Exxon Mobil Corp 2.222% due 03/01/21	40,000	39,276
2.709% due 03/06/25	300,000	288,305
3.043% due 03/01/26	450,000	438,695
3.176% due 03/15/24	200,000	198,375
4.114% due 03/01/46	65,000	66,266
Halliburton Co 3.250% due 11/15/21	100,000	100,033
3.800% due 11/15/25	245,000	243,621
4.850% due 11/15/35	50,000	51,822
5.000% due 11/15/45	42,000	44,883
7.450% due 09/15/39	25,000	33,131
Hess Corp 4.300% due 04/01/27	50,000	48,428
5.600% due 02/15/41	50,000	50,363
5.800% due 04/01/47	50,000	51,899
7.125% due 03/15/33	50,000	57,940
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	100,804
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	100,000	100,053
4.150% due 02/01/24	100,000	99,643
5.300% due 09/15/20	50,000	51,953
5.400% due 09/01/44	250,000	243,330
6.950% due 01/15/38	200,000	228,452
Kinder Morgan Inc 3.050% due 12/01/19	100,000	99,722
3.150% due 01/15/23	250,000	241,517
5.300% due 12/01/34	70,000	69,114
6.500% due 09/15/20	300,000	319,049
Magellan Midstream Partners LP 4.200% due 10/03/47	50,000	45,702
4.250% due 09/15/46	70,000	65,175
5.000% due 03/01/26	50,000	52,723
Marathon Oil Corp 2.800% due 11/01/22	100,000	95,950
3.850% due 06/01/25	50,000	49,242
4.400% due 07/15/27	100,000	100,499
5.200% due 06/01/45	50,000	52,793
Marathon Petroleum Corp 3.400% due 12/15/20	50,000	50,068
6.500% due 03/01/41	100,000	117,107
MPLX LP 3.375% due 03/15/23	25,000	24,467
4.000% due 03/15/28	320,000	304,965
4.500% due 04/15/38	30,000	27,779
4.700% due 04/15/48	45,000	41,918
4.875% due 12/01/24	250,000	257,978
4.900% due 04/15/58	15,000	13,367

	Principal Amount	Value
National Oilwell Varco Inc 2.600% due 12/01/22	$100,000	$94,952
3.950% due 12/01/42	100,000	84,910
Nexen Energy ULC (China) 6.200% due 07/30/19	50,000	51,645
7.500% due 07/30/39	300,000	415,582
Noble Energy Inc 3.850% due 01/15/28	50,000	47,857
4.150% due 12/15/21	100,000	101,670
5.050% due 11/15/44	150,000	150,336
Occidental Petroleum Corp 2.700% due 02/15/23	200,000	194,370
4.100% due 02/01/21	100,000	102,391
4.100% due 02/15/47	50,000	48,937
4.200% due 03/15/48	300,000	299,359
ONEOK Inc 4.000% due 07/13/27	130,000	125,976
4.550% due 07/15/28 #	50,000	50,519
4.950% due 07/13/47	50,000	48,828
5.200% due 07/15/48 #	25,000	25,514
ONEOK Partners LP 3.375% due 10/01/22	100,000	98,616
Petro-Canada (Canada) 6.800% due 05/15/38	200,000	255,510
Petroleos Mexicanos (Mexico) 4.250% due 01/15/25	200,000	187,500
4.500% due 01/23/26	250,000	235,175
4.875% due 01/24/22	100,000	101,130
5.350% due 02/12/28 ~	55,000	52,195
5.500% due 01/21/21	100,000	103,074
5.625% due 01/23/46	150,000	126,975
6.350% due 02/12/48 ~	30,000	27,300
6.375% due 02/04/21	100,000	105,500
6.500% due 03/13/27	1,000,000	1,024,250
6.500% due 06/02/41	400,000	377,160
6.625% due 06/15/35	200,000	196,250
6.875% due 08/04/26	100,000	105,350
Phillips 66 4.300% due 04/01/22	100,000	103,055
4.650% due 11/15/34	200,000	201,512
Phillips 66 Partners LP 3.550% due 10/01/26	50,000	46,821
4.900% due 10/01/46	25,000	24,034
Pioneer Natural Resources Co 3.950% due 07/15/22	100,000	101,204
4.450% due 01/15/26	50,000	51,557
Plains All American Pipeline LP 4.500% due 12/15/26	150,000	147,034
4.650% due 10/15/25	100,000	99,775
4.700% due 06/15/44	50,000	44,054
5.000% due 02/01/21	50,000	51,390
Sabine Pass Liquefaction LLC 4.200% due 03/15/28	200,000	192,634
5.625% due 02/01/21	210,000	219,739
5.625% due 03/01/25	165,000	175,694
5.750% due 05/15/24	165,000	176,389
Schlumberger Investment SA 3.650% due 12/01/23	42,000	42,365
Shell International Finance BV (Netherlands) 1.375% due 09/12/19	50,000	49,199
1.750% due 09/12/21	50,000	47,909
1.875% due 05/10/21	100,000	96,981
2.125% due 05/11/20	100,000	98,824
2.375% due 08/21/22	100,000	96,784
2.500% due 09/12/26	50,000	46,355
2.875% due 05/10/26	100,000	95,094
3.250% due 05/11/25	100,000	98,041
3.625% due 08/21/42	100,000	91,427
3.750% due 09/12/46	50,000	46,555

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-18

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
4.000% due 05/10/46	$100,000	$97,007
4.125% due 05/11/35	263,000	267,093
4.300% due 09/22/19	100,000	101,844
4.550% due 08/12/43	550,000	582,795
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	102,211
Spectra Energy Partners LP 3.375% due 10/15/26	20,000	18,452
Suncor Energy Inc (Canada) 4.000% due 11/15/47	70,000	65,593
Sunoco Logistics Partners Operations LP 3.450% due 01/15/23	100,000	97,151
3.900% due 07/15/26	100,000	93,679
TC PipeLines LP 3.900% due 05/25/27	20,000	18,832
Total Capital International SA (France) 3.700% due 01/15/24	200,000	201,732
Total Capital SA (France) 4.125% due 01/28/21	100,000	102,627
4.450% due 06/24/20	200,000	205,744
TransCanada PipeLines Ltd (Canada) 2.500% due 08/01/22	100,000	96,137
3.750% due 10/16/23	100,000	100,433
7.250% due 08/15/38	300,000	380,259
7.625% due 01/15/39	50,000	65,722
Transcontinental Gas Pipe Line Co LLC 4.000% due 03/15/28 ~	50,000	48,670
4.450% due 08/01/42	150,000	142,283
4.600% due 03/15/48 ~	150,000	144,721
Valero Energy Corp 3.400% due 09/15/26	100,000	94,817
6.125% due 02/01/20	50,000	52,245
6.625% due 06/15/37	150,000	179,770
Valero Energy Partners LP 4.375% due 12/15/26	65,000	64,165
Western Gas Partners LP 5.375% due 06/01/21	200,000	207,431
Williams Partners LP 3.600% due 03/15/22	100,000	99,570
3.750% due 06/15/27	50,000	47,282
4.000% due 11/15/21	100,000	100,939
4.000% due 09/15/25	300,000	293,576
5.100% due 09/15/45	100,000	99,060
6.300% due 04/15/40	20,000	22,391

		27,579,894

Financial - 10.3%

AerCap Ireland Capital DAC (Ireland) 3.875% due 01/23/28	150,000	138,380
3.950% due 02/01/22	175,000	174,067
4.500% due 05/15/21	150,000	153,055
4.625% due 10/30/20	150,000	152,983
Affiliated Managers Group Inc 3.500% due 08/01/25	50,000	48,497
Aflac Inc 3.625% due 06/15/23	200,000	200,793
4.000% due 02/15/22	100,000	102,074
African Development Bank (Multi-National) 1.125% due 09/20/19	300,000	294,867
1.375% due 02/12/20	200,000	196,037
2.125% due 11/16/22	250,000	241,866
Air Lease Corp 2.625% due 07/01/22	50,000	47,942
2.750% due 01/15/23	100,000	95,322
3.250% due 03/01/25	100,000	92,665
3.875% due 07/03/23	150,000	148,628
Aircastle Ltd 4.125% due 05/01/24	30,000	28,803
5.000% due 04/01/23	30,000	30,260
5.125% due 03/15/21	30,000	30,746
5.500% due 02/15/22	30,000	30,925
6.250% due 12/01/19	30,000	31,047
7.625% due 04/15/20	20,000	21,175

	Principal Amount	Value
Alexandria Real Estate Equities Inc REIT 3.450% due 04/30/25	$300,000	$287,418
3.950% due 01/15/27	25,000	24,169
4.500% due 07/30/29	20,000	19,962
Alleghany Corp 4.950% due 06/27/22	100,000	105,138
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	100,000	99,587
American Express Co 2.200% due 10/30/20	230,000	224,745
2.500% due 08/01/22	400,000	383,834
2.650% due 12/02/22	150,000	144,140
3.000% due 10/30/24	50,000	47,754
3.375% due 05/17/21	100,000	100,079
4.050% due 12/03/42	125,000	122,521
American Express Credit Corp 2.375% due 05/26/20	100,000	98,572
3.300% due 05/03/27	65,000	62,683
American Financial Group Inc 4.500% due 06/15/47	50,000	47,406
American International Group Inc 3.750% due 07/10/25	35,000	33,832
3.875% due 01/15/35	100,000	89,056
3.900% due 04/01/26	300,000	290,514
4.200% due 04/01/28	300,000	293,553
4.375% due 01/15/55	100,000	86,713
4.500% due 07/16/44	300,000	280,083
4.700% due 07/10/35	50,000	48,694
4.800% due 07/10/45	50,000	48,881
American Tower Corp REIT 3.375% due 10/15/26	100,000	92,689
3.450% due 09/15/21	200,000	199,305
3.600% due 01/15/28	100,000	92,803
4.700% due 03/15/22	200,000	206,290
Ameriprise Financial Inc 4.000% due 10/15/23	100,000	102,316
Aon Corp 5.000% due 09/30/20	50,000	51,851
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	212,045
Ares Capital Corp 3.500% due 02/10/23	50,000	47,692
3.625% due 01/19/22	50,000	48,787
3.875% due 01/15/20	30,000	30,108
Asian Development Bank (Multi-National) 1.000% due 08/16/19	300,000	294,956
1.375% due 03/23/20	200,000	195,764
1.750% due 01/10/20	200,000	197,474
1.750% due 06/08/21	100,000	97,108
1.750% due 08/14/26	250,000	227,784
2.000% due 02/16/22	800,000	776,887
2.000% due 01/22/25	300,000	282,906
2.250% due 01/20/21	130,000	128,422
2.625% due 01/12/27	200,000	194,236
2.750% due 01/19/28	100,000	97,802
Assurant Inc 4.900% due 03/27/28	100,000	100,138
Australia & New Zealand Banking Group Ltd (Australia) 2.625% due 05/19/22	250,000	241,729
2.625% due 11/09/22	250,000	240,701
3.300% due 05/17/21	250,000	250,180
AvalonBay Communities Inc REIT 2.950% due 09/15/22	35,000	34,260
3.200% due 01/15/28	200,000	188,787
3.350% due 05/15/27	25,000	23,992
3.625% due 10/01/20	100,000	100,792
4.150% due 07/01/47	50,000	48,583
4.350% due 04/15/48	150,000	149,418

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-19

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
AXA SA (France) 8.600% due 12/15/30	$75,000	$96,188
AXIS Specialty Finance LLC 5.875% due 06/01/20	50,000	52,202
Banco Santander SA (Spain) 3.500% due 04/11/22	300,000	292,808
Bank of America Corp 2.250% due 04/21/20	150,000	147,975
2.328% due 10/01/21	100,000	97,788
2.369% due 07/21/21	100,000	98,054
2.503% due 10/21/22	150,000	143,655
2.625% due 04/19/21	150,000	147,405
2.738% due 01/23/22	100,000	98,303
2.816% due 07/21/23	200,000	193,439
3.004% due 12/20/23	550,000	533,649
3.248% due 10/21/27	150,000	139,906
3.300% due 01/11/23	350,000	344,970
3.366% due 01/23/26	100,000	96,278
3.419% due 12/20/28	169,000	159,269
3.500% due 04/19/26	150,000	145,188
3.550% due 03/05/24	100,000	99,007
3.593% due 07/21/28	100,000	95,546
3.824% due 01/20/28	300,000	292,844
3.875% due 08/01/25	100,000	99,560
3.946% due 01/23/49	100,000	90,924
3.950% due 04/21/25	200,000	195,982
3.970% due 03/05/29	400,000	394,005
4.100% due 07/24/23	300,000	305,254
4.183% due 11/25/27	100,000	97,539
4.200% due 08/26/24	285,000	286,600
4.450% due 03/03/26	85,000	85,319
4.750% due 04/21/45	85,000	85,839
4.875% due 04/01/44	200,000	209,625
5.000% due 01/21/44	200,000	212,144
6.110% due 01/29/37	250,000	287,834
7.750% due 05/14/38	200,000	271,625
Bank of Montreal (Canada) 1.500% due 07/18/19	75,000	73,979
1.750% due 09/11/19	50,000	49,367
1.900% due 08/27/21	100,000	95,753
2.100% due 06/15/20	200,000	196,285
2.350% due 09/11/22	150,000	143,470
Barclays Bank PLC (United Kingdom) 2.650% due 01/11/21	200,000	195,755
5.140% due 10/14/20	250,000	256,137
Barclays PLC (United Kingdom) 2.750% due 11/08/19	200,000	198,567
2.875% due 06/08/20	250,000	247,134
4.337% due 01/10/28	300,000	285,371
4.375% due 01/12/26	200,000	194,741
BB&T Corp 2.150% due 02/01/21	200,000	194,559
2.450% due 01/15/20	100,000	99,042
2.625% due 06/29/20	50,000	49,578
3.200% due 09/03/21	100,000	99,720
3.700% due 06/05/25	100,000	99,561
3.950% due 03/22/22	200,000	203,146
Berkshire Hathaway Finance Corp 4.300% due 05/15/43	200,000	201,773
5.750% due 01/15/40	25,000	29,884
Berkshire Hathaway Inc 2.200% due 03/15/21	35,000	34,450
3.000% due 02/11/23	50,000	49,612
3.125% due 03/15/26	535,000	515,822
3.400% due 01/31/22	100,000	101,432
BlackRock Inc 3.200% due 03/15/27	56,000	54,047
5.000% due 12/10/19	700,000	722,198
BNP Paribas SA (France) 5.000% due 01/15/21	200,000	207,756

	Principal Amount	Value
Boston Properties LP REIT 3.200% due 01/15/25	$300,000	$285,901
4.125% due 05/15/21	100,000	101,881
BPCE SA (France) 2.500% due 07/15/19	250,000	248,529
Brighthouse Financial Inc 3.700% due 06/22/27	100,000	89,160
4.700% due 06/22/47	50,000	41,326
Brixmor Operating Partnership LP REIT 3.250% due 09/15/23	100,000	95,893
4.125% due 06/15/26	50,000	48,460
Brookfield Finance Inc (Canada) 4.700% due 09/20/47	50,000	47,460
Brookfield Finance LLC (Canada) 4.000% due 04/01/24	50,000	49,524
Canadian Imperial Bank of Commerce (Canada) 1.600% due 09/06/19	100,000	98,543
2.700% due 02/02/21	85,000	83,641
Capital One Financial Corp 2.400% due 10/30/20	50,000	48,794
2.500% due 05/12/20	49,000	48,325
3.200% due 02/05/25	200,000	187,976
3.300% due 10/30/24	100,000	95,075
3.750% due 07/28/26	250,000	232,615
3.750% due 03/09/27	50,000	47,418
3.800% due 01/31/28	400,000	378,172
Capital One NA 1.850% due 09/13/19	250,000	246,540
CBRE Services Inc 4.875% due 03/01/26	100,000	103,606
CC Holdings GS V LLC REIT 3.849% due 04/15/23	100,000	99,169
Chubb INA Holdings Inc 2.300% due 11/03/20	400,000	391,150
2.700% due 03/13/23	25,000	24,207
3.150% due 03/15/25	100,000	96,932
4.150% due 03/13/43	25,000	24,766
Citibank NA 2.850% due 02/12/21	250,000	247,196
Citigroup Inc 2.350% due 08/02/21	150,000	144,989
2.450% due 01/10/20	150,000	148,366
2.500% due 07/29/19	100,000	99,598
2.650% due 10/26/20	250,000	246,243
2.700% due 03/30/21	50,000	49,054
2.700% due 10/27/22	100,000	96,099
2.876% due 07/24/23	200,000	192,983
3.142% due 01/24/23	375,000	367,594
3.400% due 05/01/26	100,000	95,037
3.520% due 10/27/28	100,000	94,101
3.668% due 07/24/28	100,000	95,178
3.750% due 06/16/24	100,000	98,920
3.875% due 03/26/25	100,000	97,191
3.878% due 01/24/39	100,000	91,350
3.887% due 01/10/28	100,000	96,965
4.000% due 08/05/24	50,000	49,204
4.050% due 07/30/22	500,000	503,023
4.075% due 04/23/29	150,000	147,342
4.125% due 07/25/28	100,000	95,816
4.281% due 04/24/48	200,000	189,757
4.300% due 11/20/26	100,000	97,715
4.400% due 06/10/25	400,000	398,050
4.500% due 01/14/22	60,000	61,666
4.750% due 05/18/46	50,000	47,688
5.300% due 05/06/44	400,000	412,971
6.125% due 08/25/36	100,000	113,529
8.125% due 07/15/39	200,000	281,981
Citizens Financial Group Inc 2.375% due 07/28/21	300,000	290,268

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-20

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
CME Group Inc 3.000% due 09/15/22	$50,000	$49,482
3.000% due 03/15/25	50,000	48,282
3.750% due 06/15/28	100,000	100,739
4.150% due 06/15/48	50,000	50,659
CNA Financial Corp 3.450% due 08/15/27	100,000	92,787
4.500% due 03/01/26	50,000	51,059
Comerica Bank 4.000% due 07/27/25	250,000	248,451
Commonwealth Bank of Australia (Australia) 2.300% due 03/12/20	250,000	246,556
Cooperatieve Rabobank UA (Netherlands) 1.375% due 08/09/19	250,000	245,841
3.375% due 05/21/25	250,000	244,178
3.875% due 02/08/22	200,000	202,799
3.950% due 11/09/22	250,000	247,751
5.250% due 05/24/41	200,000	224,358
Corporate Office Properties LP REIT 3.700% due 06/15/21	50,000	49,629
Council Of Europe Development Bank (Multi-National) 1.625% due 03/16/21	200,000	193,885
2.625% due 02/13/23	60,000	59,225
Credit Suisse AG NY (Switzerland) 4.375% due 08/05/20	350,000	358,508
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.750% due 03/26/25	250,000	240,724
3.800% due 09/15/22	250,000	249,069
3.800% due 06/09/23	250,000	247,035
Crown Castle International Corp REIT 2.250% due 09/01/21	55,000	52,759
3.150% due 07/15/23	30,000	28,725
3.200% due 09/01/24	35,000	33,063
3.400% due 02/15/21	30,000	29,981
3.650% due 09/01/27	35,000	32,605
3.700% due 06/15/26	35,000	33,047
3.800% due 02/15/28	50,000	46,857
4.000% due 03/01/27	40,000	38,562
4.450% due 02/15/26	35,000	34,817
4.750% due 05/15/47	25,000	23,638
CubeSmart LP REIT 3.125% due 09/01/26	50,000	46,051
Deutsche Bank AG (Germany) 2.700% due 07/13/20	100,000	97,298
3.150% due 01/22/21	100,000	96,797
3.700% due 05/30/24	285,000	264,801
Digital Realty Trust LP REIT 3.700% due 08/15/27	50,000	47,589
3.950% due 07/01/22	100,000	101,084
4.450% due 07/15/28	100,000	100,470
Discover Bank 3.350% due 02/06/23	250,000	243,802
3.450% due 07/27/26	250,000	232,291
Duke Realty LP REIT 3.875% due 10/15/22	200,000	202,084
E*TRADE Financial Corp 3.800% due 08/24/27	15,000	14,381
4.500% due 06/20/28	50,000	50,118
EPR Properties REIT 4.750% due 12/15/26	100,000	97,944
ERP Operating LP REIT 2.850% due 11/01/26	70,000	65,014
3.500% due 03/01/28	100,000	96,614
4.500% due 06/01/45	75,000	75,902
4.625% due 12/15/21	60,000	62,215
Essex Portfolio LP REIT 3.375% due 04/15/26	50,000	47,534
3.875% due 05/01/24	50,000	49,681

	Principal Amount	Value
European Bank for Reconstruction & Development (Multi-National) 1.750% due 11/26/19	$200,000	$197,783
1.875% due 02/23/22	400,000	386,400
2.125% due 03/07/22	200,000	194,805
2.750% due 04/26/21	300,000	299,516
European Investment Bank (Multi-National) 1.250% due 12/16/19	700,000	686,531
1.375% due 09/15/21	150,000	143,367
1.625% due 03/16/20	300,000	294,932
1.625% due 08/14/20	200,000	195,666
2.250% due 03/15/22	200,000	195,503
2.375% due 05/13/21	300,000	296,542
2.375% due 06/15/22	800,000	784,666
2.875% due 09/15/20	250,000	250,847
3.250% due 01/29/24	600,000	607,663
4.875% due 02/15/36	425,000	525,510
Federal Realty Investment Trust REIT 4.500% due 12/01/44	50,000	50,822
Fifth Third Bancorp 2.875% due 07/27/20	300,000	298,406
8.250% due 03/01/38	25,000	34,196
Fifth Third Bank 2.875% due 10/01/21	300,000	296,518
FMS Wertmanagement (Germany) 1.750% due 01/24/20	300,000	296,041
1.750% due 03/17/20	300,000	295,394
Franklin Resources Inc 2.800% due 09/15/22	25,000	24,413
GE Capital International Funding Co 2.342% due 11/15/20	1,000,000	977,299
4.418% due 11/15/35	413,000	400,575
Government Properties Income Trust REIT 4.000% due 07/15/22	100,000	98,880
HCP Inc REIT 3.400% due 02/01/25	100,000	94,660
4.250% due 11/15/23	93,000	93,625
5.375% due 02/01/21	150,000	156,006
Highwoods Realty LP REIT 4.125% due 03/15/28	20,000	19,672
Hospitality Properties Trust REIT 3.950% due 01/15/28	30,000	27,452
4.375% due 02/15/30	50,000	46,345
4.950% due 02/15/27	110,000	108,693
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	100,000	98,092
HSBC Bank USA NA 4.875% due 08/24/20	100,000	103,016
HSBC Holdings PLC (United Kingdom) 2.950% due 05/25/21	250,000	246,633
3.033% due 11/22/23	300,000	289,657
3.400% due 03/08/21	400,000	399,980
3.900% due 05/25/26	200,000	195,697
4.000% due 03/30/22	100,000	101,486
4.250% due 08/18/25	200,000	196,595
4.375% due 11/23/26	200,000	197,217
4.583% due 06/19/29	200,000	202,167
4.875% due 01/14/22	100,000	104,280
6.500% due 09/15/37	300,000	350,783
6.800% due 06/01/38	150,000	180,949
HSBC USA Inc 3.500% due 06/23/24	500,000	489,822
Industrial & Commercial Bank of China Ltd (China) 2.452% due 10/20/21	250,000	240,795
Inter-American Development Bank (Multi-National) 1.125% due 09/12/19	175,000	172,179
1.625% due 05/12/20	400,000	393,332
1.750% due 04/14/22	300,000	289,099
1.875% due 03/15/21	800,000	782,167

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-21

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
2.000% due 06/02/26	$150,000	$139,653
2.125% due 11/09/20	200,000	197,377
2.125% due 01/18/22	200,000	195,851
2.500% due 01/18/23	450,000	443,242
2.625% due 04/19/21	95,000	94,575
3.200% due 08/07/42	100,000	99,757
Intercontinental Exchange Inc 2.350% due 09/15/22	100,000	95,955
3.100% due 09/15/27	100,000	93,632
4.000% due 10/15/23	100,000	102,361
International Bank for Reconstruction & Development (Multi-National) 0.875% due 08/15/19	150,000	147,330
1.125% due 11/27/19	200,000	196,065
1.250% due 07/26/19	250,000	246,821
1.375% due 05/24/21	400,000	384,936
1.375% due 09/20/21	300,000	286,969
1.625% due 09/04/20	180,000	176,083
1.625% due 03/09/21	200,000	194,288
1.625% due 02/10/22	300,000	287,478
1.875% due 10/07/19	400,000	396,690
1.875% due 04/21/20	400,000	394,732
2.000% due 01/26/22	400,000	388,930
2.125% due 11/01/20	200,000	197,526
2.125% due 02/13/23	100,000	96,873
2.500% due 11/22/27	300,000	287,432
7.625% due 01/19/23	100,000	119,966
International Finance Corp (Multi-National) 1.125% due 07/20/21	150,000	142,692
1.750% due 09/16/19	200,000	198,186
1.750% due 03/30/20	200,000	197,018
Invesco Finance PLC 5.375% due 11/30/43	200,000	227,445
Jefferies Group LLC 5.125% due 01/20/23	150,000	156,320
8.500% due 07/15/19	125,000	131,927
JPMorgan Chase & Co 2.200% due 10/22/19	400,000	396,325
2.400% due 06/07/21	50,000	48,730
2.776% due 04/25/23	175,000	169,834
2.950% due 10/01/26	200,000	185,912
2.972% due 01/15/23	500,000	487,130
3.200% due 06/15/26	100,000	94,624
3.250% due 09/23/22	400,000	396,405
3.509% due 01/23/29	385,000	365,537
3.540% due 05/01/28	100,000	95,811
3.559% due 04/23/24	75,000	74,319
3.625% due 05/13/24	200,000	198,740
3.782% due 02/01/28	175,000	170,623
3.882% due 07/24/38	150,000	138,972
3.897% due 01/23/49	400,000	359,743
3.964% due 11/15/48	100,000	90,060
4.005% due 04/23/29	500,000	494,130
4.032% due 07/24/48	150,000	137,602
4.250% due 10/15/20	250,000	255,437
4.350% due 08/15/21	200,000	205,750
4.400% due 07/22/20	200,000	204,801
4.950% due 06/01/45	200,000	203,853
5.500% due 10/15/40	100,000	111,368
5.600% due 07/15/41	100,000	113,329
6.400% due 05/15/38	300,000	368,341
JPMorgan Chase Bank NA 1.650% due 09/23/19	250,000	246,457
2.604% due 02/01/21	250,000	247,870
KeyBank NA 1.600% due 08/22/19	250,000	246,349
KeyCorp 2.900% due 09/15/20	120,000	119,097
5.100% due 03/24/21	100,000	104,467
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	99,484

	Principal Amount	Value
Kimco Realty Corp REIT 3.125% due 06/01/23	$100,000	$96,122
4.125% due 12/01/46	50,000	43,929
6.875% due 10/01/19	25,000	26,097
Kreditanstalt fuer Wiederaufbau (Germany) 1.000% due 07/15/19	250,000	246,174
1.250% due 09/30/19	600,000	590,426
1.500% due 09/09/19	400,000	395,082
1.625% due 05/29/20	300,000	294,101
1.625% due 03/15/21	400,000	388,022
1.750% due 09/15/21	200,000	193,367
1.875% due 06/30/20	500,000	492,123
1.875% due 12/15/20	300,000	293,888
2.000% due 11/30/21	450,000	437,776
2.000% due 10/04/22	250,000	241,325
2.000% due 05/02/25	400,000	375,325
2.125% due 03/07/22	400,000	389,642
2.125% due 01/17/23	650,000	628,296
2.375% due 08/25/21	250,000	246,703
2.875% due 04/03/28	300,000	296,652
4.000% due 01/27/20	100,000	102,063
Landwirtschaftliche Rentenbank (Germany) 1.375% due 10/23/19	100,000	98,495
1.750% due 07/27/26	100,000	90,948
2.000% due 01/13/25	200,000	188,409
Lazard Group LLC 3.625% due 03/01/27	50,000	46,917
Legg Mason Inc 4.750% due 03/15/26	50,000	50,863
Liberty Property LP REIT 4.400% due 02/15/24	94,000	95,882
Lincoln National Corp 3.625% due 12/12/26	150,000	142,522
3.800% due 03/01/28	35,000	33,497
4.000% due 09/01/23	15,000	15,135
4.350% due 03/01/48	25,000	23,147
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	200,000	197,695
Lloyds Banking Group PLC (United Kingdom) 3.574% due 11/07/28	300,000	277,220
4.500% due 11/04/24	300,000	296,860
4.582% due 12/10/25	200,000	196,296
Loews Corp 2.625% due 05/15/23	150,000	144,651
Manufacturers & Traders Trust Co 2.500% due 05/18/22	250,000	241,974
Manulife Financial Corp (Canada) 4.150% due 03/04/26	50,000	49,945
5.375% due 03/04/46	50,000	56,690
Markel Corp 3.500% due 11/01/27	50,000	46,483
Marsh & McLennan Cos Inc 3.500% due 03/10/25	75,000	73,432
3.750% due 03/14/26	100,000	99,153
4.200% due 03/01/48	100,000	97,633
Mastercard Inc 2.000% due 11/21/21	50,000	48,420
2.950% due 11/21/26	50,000	47,796
3.500% due 02/26/28	265,000	262,991
3.800% due 11/21/46	50,000	48,784
3.950% due 02/26/48	15,000	14,992
MetLife Inc 3.600% due 04/10/24	300,000	297,648
5.700% due 06/15/35	100,000	114,197
5.875% due 02/06/41	200,000	234,361
6.375% due 06/15/34	100,000	121,221
Mid-America Apartments LP REIT 3.600% due 06/01/27	100,000	95,988

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-22

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Mitsubishi UFJ Financial Group Inc (Japan) 2.190% due 09/13/21	$200,000	$192,113
2.665% due 07/25/22	100,000	96,544
2.998% due 02/22/22	100,000	98,200
3.455% due 03/02/23	50,000	49,587
3.677% due 02/22/27	100,000	98,323
3.777% due 03/02/25	50,000	49,858
3.850% due 03/01/26	200,000	199,012
3.961% due 03/02/28	50,000	50,210
Mizuho Financial Group Inc (Japan) 2.601% due 09/11/22	200,000	191,738
3.663% due 02/28/27	200,000	195,267
Morgan Stanley 2.625% due 11/17/21	120,000	116,542
2.750% due 05/19/22	85,000	82,366
3.125% due 01/23/23	500,000	488,177
3.125% due 07/27/26	70,000	65,161
3.591% due 07/22/28	100,000	95,117
3.625% due 01/20/27	300,000	288,936
3.737% due 04/24/24	90,000	89,529
3.772% due 01/24/29	500,000	482,394
3.971% due 07/22/38	265,000	246,177
4.100% due 05/22/23	600,000	602,749
4.300% due 01/27/45	400,000	381,199
4.350% due 09/08/26	90,000	89,034
4.375% due 01/22/47	265,000	253,462
4.457% due 04/22/39	150,000	146,976
4.875% due 11/01/22	100,000	103,791
5.500% due 07/28/21	250,000	264,712
5.625% due 09/23/19	200,000	206,147
5.750% due 01/25/21	200,000	211,559
7.250% due 04/01/32	100,000	126,395
Nasdaq Inc 5.550% due 01/15/20	100,000	103,697
National Australia Bank Ltd (Australia) 1.375% due 07/12/19	250,000	246,333
2.500% due 05/22/22	250,000	239,613
3.000% due 01/20/23	200,000	195,339
National Bank of Canada (Canada) 2.150% due 06/12/20	250,000	245,215
National Retail Properties Inc REIT 3.300% due 04/15/23	100,000	97,593
National Rural Utilities Cooperative Finance Corp 2.400% due 04/25/22	200,000	193,236
4.023% due 11/01/32	100,000	100,630
4.750% due 04/30/43	200,000	203,786
8.000% due 03/01/32	50,000	69,764
Nomura Holdings Inc (Japan) 6.700% due 03/04/20	5,000	5,273
Nordic Investment Bank (Multi-National) 1.625% due 11/20/20	200,000	194,924
2.250% due 02/01/21	200,000	197,528
Northern Trust Corp 3.375% due 08/23/21	50,000	50,377
3.375% due 05/08/32	63,000	59,228
Oesterreichische Kontrollbank AG (Austria) 1.375% due 02/10/20	200,000	196,017
1.875% due 01/20/21	300,000	293,277
Omega Healthcare Investors Inc REIT 4.500% due 01/15/25	25,000	24,456
4.750% due 01/15/28	50,000	48,278
4.950% due 04/01/24	100,000	101,527
ORIX Corp (Japan) 2.900% due 07/18/22	30,000	29,194
3.700% due 07/18/27	50,000	48,539
PNC Bank NA 2.000% due 05/19/20	250,000	245,051
2.250% due 07/02/19	250,000	248,817
2.950% due 02/23/25	300,000	287,379
3.100% due 10/25/27	300,000	284,181

	Principal Amount	Value
Principal Financial Group Inc 4.625% due 09/15/42	$100,000	$100,892
Private Export Funding Corp 2.300% due 09/15/20	150,000	148,233
2.450% due 07/15/24	100,000	97,005
4.300% due 12/15/21	25,000	26,149
Prudential Financial Inc 3.935% due 12/07/49	132,000	118,898
5.200% due 03/15/44	100,000	99,750
5.875% due 09/15/42	100,000	105,750
6.625% due 06/21/40	50,000	62,863
Public Storage REIT 3.094% due 09/15/27	30,000	28,246
Raymond James Financial Inc 4.950% due 07/15/46	100,000	102,001
Realty Income Corp REIT 3.000% due 01/15/27	50,000	45,830
3.875% due 04/15/25	150,000	148,082
4.650% due 08/01/23	50,000	51,712
Regency Centers LP REIT 3.600% due 02/01/27	30,000	28,549
4.125% due 03/15/28	150,000	148,513
4.400% due 02/01/47	35,000	33,448
Regions Financial Corp 2.750% due 08/14/22	150,000	144,823
3.200% due 02/08/21	50,000	49,800
Reinsurance Group of America Inc 3.950% due 09/15/26	60,000	59,033
RenaissanceRe Finance Inc (Bermuda) 3.450% due 07/01/27	30,000	28,240
Royal Bank of Canada (Canada) 2.150% due 03/06/20	100,000	98,557
2.200% due 09/23/19	200,000	198,656
2.300% due 03/22/21	500,000	490,454
4.650% due 01/27/26	400,000	406,327
Royal Bank of Scotland Group PLC (United Kingdom) 3.875% due 09/12/23	500,000	486,203
Santander Holdings USA Inc 3.700% due 03/28/22	220,000	216,892
4.400% due 07/13/27	145,000	139,258
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	200,000	193,980
3.125% due 01/08/21	150,000	148,287
Santander UK PLC (United Kingdom) 2.500% due 01/05/21	200,000	195,448
4.000% due 03/13/24	100,000	100,268
Select Income REIT 4.250% due 05/15/24	50,000	47,857
Simon Property Group LP REIT 2.350% due 01/30/22	50,000	48,318
2.625% due 06/15/22	100,000	97,061
3.250% due 11/30/26	50,000	47,512
3.375% due 06/15/27	100,000	95,725
4.250% due 10/01/44	200,000	192,642
4.250% due 11/30/46	50,000	48,505
Skandinaviska Enskilda Banken AB (Sweden) 2.625% due 03/15/21	250,000	245,530
Stifel Financial Corp 4.250% due 07/18/24	50,000	49,862
STORE Capital Corp REIT 4.500% due 03/15/28	150,000	146,972
Sumitomo Mitsui Banking Corp (Japan) 3.400% due 07/11/24	300,000	293,946
Sumitomo Mitsui Financial Group Inc (Japan) 2.778% due 10/18/22	100,000	96,612
2.784% due 07/12/22	150,000	145,252
2.846% due 01/11/22	250,000	244,236

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-23

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
2.934% due 03/09/21	$100,000	$98,893
3.010% due 10/19/26	200,000	187,326
3.352% due 10/18/27	300,000	287,601
3.364% due 07/12/27	150,000	143,684
3.784% due 03/09/26	100,000	99,264
SunTrust Bank 2.450% due 08/01/22	100,000	96,035
SunTrust Banks Inc 2.700% due 01/27/22	100,000	97,488
2.900% due 03/03/21	100,000	98,832
4.000% due 05/01/25	100,000	100,546
Svensk Exportkredit AB (Sweden) 1.875% due 06/23/20	200,000	196,522
2.000% due 08/30/22	500,000	480,888
Svenska Handelsbanken AB (Sweden) 2.450% due 03/30/21	400,000	391,105
Synchrony Bank 3.650% due 05/24/21	250,000	250,296
Synchrony Financial 3.700% due 08/04/26	50,000	45,996
3.750% due 08/15/21	200,000	199,922
3.950% due 12/01/27	100,000	92,393
Tanger Properties LP REIT 3.875% due 07/15/27	50,000	47,159
TD Ameritrade Holding Corp 2.950% due 04/01/22	100,000	98,201
The Allstate Corp 3.280% due 12/15/26	350,000	336,718
5.750% due 08/15/53	200,000	206,000
The Bank of New York Mellon Corp 2.050% due 05/03/21	50,000	48,467
2.600% due 08/17/20	500,000	495,308
2.600% due 02/07/22	300,000	293,902
2.800% due 05/04/26	50,000	47,055
3.000% due 10/30/28	55,000	50,289
3.400% due 05/15/24	100,000	99,078
3.442% due 02/07/28	285,000	278,361
The Bank of Nova Scotia (Canada) 2.150% due 07/14/20	200,000	196,152
2.450% due 03/22/21	250,000	244,614
2.500% due 01/08/21	100,000	98,268
The Charles Schwab Corp 3.200% due 03/02/27	100,000	95,535
3.850% due 05/21/25	100,000	101,186
The Goldman Sachs Group Inc 1.950% due 07/23/19	100,000	99,031
2.300% due 12/13/19	270,000	267,424
2.600% due 04/23/20	150,000	148,644
2.875% due 02/25/21	100,000	98,755
2.876% due 10/31/22	400,000	390,684
3.000% due 04/26/22	300,000	293,416
3.200% due 02/23/23	255,000	248,666
3.272% due 09/29/25	255,000	242,455
3.500% due 01/23/25	150,000	144,936
3.500% due 11/16/26	100,000	94,289
3.625% due 01/22/23	400,000	397,657
3.750% due 05/22/25	150,000	146,526
3.750% due 02/25/26	60,000	58,210
3.814% due 04/23/29	550,000	523,129
3.850% due 01/26/27	410,000	394,335
4.017% due 10/31/38	100,000	91,231
4.223% due 05/01/29	400,000	394,695
4.411% due 04/23/39	150,000	144,029
4.750% due 10/21/45	100,000	99,138
5.150% due 05/22/45	280,000	279,058
5.250% due 07/27/21	150,000	157,694
5.375% due 03/15/20	300,000	310,649
6.125% due 02/15/33	150,000	171,695
6.750% due 10/01/37	200,000	237,986
The Hartford Financial Services Group Inc 5.125% due 04/15/22	150,000	158,671

	Principal Amount	Value
The Huntington National Bank 2.400% due 04/01/20	$300,000	$295,917
The PNC Financial Services Group Inc 5.125% due 02/08/20	100,000	103,215
The Progressive Corp 3.750% due 08/23/21	100,000	101,315
4.125% due 04/15/47	100,000	98,065
The Toronto-Dominion Bank (Canada) 1.450% due 08/13/19	100,000	98,562
1.800% due 07/13/21	100,000	95,799
2.125% due 04/07/21	300,000	291,290
2.250% due 11/05/19	100,000	99,242
2.500% due 12/14/20	50,000	49,204
3.250% due 06/11/21	100,000	100,004
The Travelers Cos Inc 4.000% due 05/30/47	200,000	192,685
6.250% due 06/15/37	125,000	154,367
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	123,928
UBS AG (Switzerland) 2.375% due 08/14/19	400,000	397,572
UDR Inc REIT 3.700% due 10/01/20	100,000	100,876
US Bancorp 2.950% due 07/15/22	250,000	244,345
3.600% due 09/11/24	400,000	395,311
US Bank NA 3.104% due 05/21/21	500,000	500,079
Ventas Realty LP REIT 3.125% due 06/15/23	90,000	87,231
3.250% due 10/15/26	100,000	92,338
4.000% due 03/01/28	50,000	48,414
4.125% due 01/15/26	31,000	30,540
VEREIT Operating Partnership LP REIT 4.125% due 06/01/21	20,000	20,284
4.600% due 02/06/24	25,000	25,030
4.875% due 06/01/26	25,000	24,955
Visa Inc 2.150% due 09/15/22	45,000	43,146
2.200% due 12/14/20	350,000	344,438
2.800% due 12/14/22	50,000	49,068
3.150% due 12/14/25	200,000	193,637
3.650% due 09/15/47	25,000	23,403
4.150% due 12/14/35	30,000	31,123
4.300% due 12/14/45	100,000	104,324
Vornado Realty LP REIT 5.000% due 01/15/22	100,000	104,161
Voya Financial Inc 3.650% due 06/15/26	50,000	47,360
4.800% due 06/15/46	30,000	29,265
Wachovia Corp 5.500% due 08/01/35	200,000	213,754
Weingarten Realty Investors REIT 3.375% due 10/15/22	200,000	197,404
Wells Fargo & Co 2.500% due 03/04/21	150,000	146,772
2.550% due 12/07/20	170,000	167,246
3.000% due 04/22/26	150,000	139,571
3.000% due 10/23/26	150,000	138,600
3.450% due 02/13/23	300,000	294,224
3.500% due 03/08/22	550,000	548,343
3.584% due 05/22/28	500,000	479,421
3.900% due 05/01/45	300,000	273,670
4.100% due 06/03/26	300,000	294,166
4.125% due 08/15/23	300,000	301,861
4.600% due 04/01/21	200,000	206,459
4.750% due 12/07/46	200,000	193,827
5.375% due 02/07/35	100,000	110,732
5.606% due 01/15/44	100,000	107,732

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-24

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Wells Fargo Bank NA 2.400% due 01/15/20	$250,000	$247,644
2.600% due 01/15/21	250,000	246,128
6.600% due 01/15/38	100,000	124,792
Welltower Inc REIT 4.250% due 04/01/26	150,000	148,611
4.500% due 01/15/24	150,000	152,651
Westpac Banking Corp (Australia) 1.600% due 08/19/19	150,000	147,905
2.000% due 08/19/21	150,000	143,768
2.300% due 05/26/20	100,000	98,406
2.500% due 06/28/22	150,000	144,209
2.700% due 08/19/26	150,000	136,524
2.750% due 01/11/23	150,000	143,096
2.800% due 01/11/22	200,000	195,374
3.400% due 01/25/28	100,000	95,339
4.875% due 11/19/19	25,000	25,607
Weyerhaeuser Co REIT 7.375% due 03/15/32	100,000	127,344
Willis Towers Watson PLC 5.750% due 03/15/21	100,000	105,483
WP Carey Inc REIT 4.600% due 04/01/24	100,000	101,129
XLIT Ltd (Bermuda) 5.250% due 12/15/43	50,000	55,139

		108,264,269

Industrial - 1.9%

3M Co 2.000% due 06/26/22	400,000	384,359
2.875% due 10/15/27	100,000	94,684
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	100,000	98,243
Agilent Technologies Inc 3.200% due 10/01/22	100,000	98,329
Allegion US Holding Co Inc 3.200% due 10/01/24	50,000	47,405
3.550% due 10/01/27	50,000	46,335
Arrow Electronics Inc 3.250% due 09/08/24	100,000	93,570
3.875% due 01/12/28	25,000	23,464
Avnet Inc 4.625% due 04/15/26	25,000	24,667
Bemis Co Inc 3.100% due 09/15/26	100,000	92,883
Boeing Capital Corp 4.700% due 10/27/19	200,000	205,127
Burlington Northern Santa Fe LLC 3.000% due 03/15/23	150,000	147,267
3.250% due 06/15/27	250,000	242,347
3.650% due 09/01/25	50,000	50,185
4.125% due 06/15/47	50,000	48,984
4.450% due 03/15/43	300,000	307,163
4.700% due 10/01/19	100,000	102,278
4.700% due 09/01/45	50,000	53,042
5.750% due 05/01/40	100,000	118,643
Canadian National Railway Co (Canada) 2.850% due 12/15/21	100,000	98,797
2.950% due 11/21/24	100,000	97,333
6.200% due 06/01/36	50,000	62,911
Canadian Pacific Railway Co (Canada) 2.900% due 02/01/25	150,000	142,974
4.000% due 06/01/28	35,000	35,491
4.800% due 09/15/35	20,000	21,470
6.125% due 09/15/15	30,000	36,181
Carlisle Cos Inc 3.750% due 12/01/27	50,000	47,600
Caterpillar Financial Services Corp 1.850% due 09/04/20	35,000	34,094
1.931% due 10/01/21	400,000	384,275
3.450% due 05/15/23	100,000	100,403

	Principal Amount	Value
Caterpillar Inc 3.803% due 08/15/42	$100,000	$95,719
3.900% due 05/27/21	200,000	204,724
6.050% due 08/15/36	125,000	154,926
CNH Industrial Capital LLC 3.375% due 07/15/19	25,000	25,083
3.875% due 10/15/21	20,000	19,950
4.375% due 11/06/20	30,000	30,545
4.375% due 04/05/22	25,000	25,323
4.875% due 04/01/21	25,000	25,719
CNH Industrial NV (United Kingdom) 3.850% due 11/15/27	35,000	32,652
Corning Inc 4.375% due 11/15/57	100,000	87,479
CSX Corp 3.250% due 06/01/27	250,000	235,285
3.400% due 08/01/24	200,000	196,703
3.700% due 11/01/23	100,000	100,424
5.500% due 04/15/41	75,000	83,391
Deere & Co 3.900% due 06/09/42	100,000	99,048
4.375% due 10/16/19	50,000	50,993
Dover Corp 5.375% due 03/01/41	50,000	57,077
Eaton Corp 2.750% due 11/02/22	200,000	194,316
4.000% due 11/02/32	100,000	99,758
Embraer Netherlands Finance BV (Brazil) 5.400% due 02/01/27	100,000	103,590
Emerson Electric Co 2.625% due 12/01/21	100,000	98,211
3.150% due 06/01/25	100,000	97,546
4.250% due 11/15/20	25,000	25,625
FedEx Corp 3.300% due 03/15/27	200,000	189,945
3.875% due 08/01/42	100,000	89,767
4.000% due 01/15/24	200,000	204,152
4.400% due 01/15/47	50,000	47,490
4.750% due 11/15/45	50,000	49,944
Flex Ltd 4.750% due 06/15/25	50,000	50,538
FLIR Systems Inc 3.125% due 06/15/21	100,000	98,966
Flowserve Corp 4.000% due 11/15/23	143,000	142,073
Fortive Corp 2.350% due 06/15/21	100,000	96,978
3.150% due 06/15/26	150,000	139,505
4.300% due 06/15/46	125,000	117,983
GATX Corp 3.250% due 03/30/25	100,000	94,643
4.550% due 11/07/28	25,000	24,857
General Dynamics Corp 3.375% due 05/15/23	50,000	50,117
3.600% due 11/15/42	200,000	191,543
3.750% due 05/15/28	380,000	383,778
General Electric Co 2.700% due 10/09/22	600,000	580,775
3.375% due 03/11/24	250,000	244,740
4.125% due 10/09/42	100,000	93,011
4.500% due 03/11/44	300,000	294,559
5.875% due 01/14/38	115,000	130,726
6.750% due 03/15/32	101,000	123,394
6.875% due 01/10/39	58,000	73,535
Harris Corp 2.700% due 04/27/20	200,000	198,309
Honeywell International Inc 1.400% due 10/30/19	50,000	49,135
1.850% due 11/01/21	50,000	47,969
2.500% due 11/01/26	550,000	508,788

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-25

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Hubbell Inc 3.350% due 03/01/26	$50,000	$47,867
Illinois Tool Works Inc 4.875% due 09/15/41	100,000	112,361
Ingersoll-Rand Global Holding Co Ltd 3.750% due 08/21/28	250,000	243,619
4.250% due 06/15/23	100,000	102,902
Jabil Inc 3.950% due 01/12/28	55,000	52,023
JB Hunt Transport Services Inc 3.300% due 08/15/22	50,000	49,639
John Deere Capital Corp 2.150% due 09/08/22	50,000	47,598
2.450% due 09/11/20	50,000	49,306
2.650% due 01/06/22	300,000	293,630
2.650% due 06/10/26	100,000	93,275
2.750% due 03/15/22	100,000	98,249
2.800% due 03/06/23	50,000	48,803
2.800% due 09/08/27	50,000	46,712
3.400% due 09/11/25	50,000	49,239
3.450% due 06/07/23	25,000	25,057
3.450% due 03/13/25	50,000	49,859
Johnson Controls International PLC 3.625% due 07/02/24	43,000	42,440
3.900% due 02/14/26	50,000	49,417
4.500% due 02/15/47	40,000	38,304
5.000% due 03/30/20	50,000	51,457
Kansas City Southern 4.950% due 08/15/45	100,000	100,839
Kennametal Inc 4.625% due 06/15/28	50,000	49,590
Keysight Technologies Inc 4.550% due 10/30/24	100,000	101,296
L3 Technologies Inc 3.850% due 06/15/23	70,000	69,908
3.850% due 12/15/26	25,000	24,091
4.400% due 06/15/28	100,000	99,693
Lockheed Martin Corp 2.500% due 11/23/20	200,000	197,399
2.900% due 03/01/25	50,000	47,645
3.550% due 01/15/26	100,000	98,543
3.600% due 03/01/35	25,000	23,317
3.800% due 03/01/45	20,000	18,448
4.250% due 11/15/19	100,000	101,835
4.500% due 05/15/36	20,000	20,807
4.700% due 05/15/46	44,000	46,755
6.150% due 09/01/36	100,000	122,886
Martin Marietta Materials Inc 3.450% due 06/01/27	21,000	19,566
Masco Corp 3.500% due 04/01/21	65,000	64,952
3.500% due 11/15/27	100,000	92,196
4.375% due 04/01/26	50,000	49,884
Norfolk Southern Corp 2.903% due 02/15/23	100,000	97,825
3.000% due 04/01/22	100,000	98,939
3.942% due 11/01/47	63,000	58,602
4.650% due 01/15/46	50,000	51,287
4.837% due 10/01/41	50,000	52,380
Northrop Grumman Corp 2.550% due 10/15/22	400,000	385,557
3.250% due 08/01/23	100,000	98,946
3.500% due 03/15/21	100,000	101,094
3.850% due 04/15/45	100,000	91,014
Owens Corning 4.200% due 12/15/22	138,000	138,429
Packaging Corp of America 2.450% due 12/15/20	35,000	34,263
3.400% due 12/15/27	35,000	33,063
3.650% due 09/15/24	100,000	98,333

	Principal Amount	Value
Parker-Hannifin Corp 6.250% due 05/15/38	$100,000	$127,678
Precision Castparts Corp 2.500% due 01/15/23	100,000	96,414
3.250% due 06/15/25	50,000	48,688
4.375% due 06/15/45	50,000	52,514
Raytheon Co 2.500% due 12/15/22	125,000	121,332
4.400% due 02/15/20	25,000	25,575
Republic Services Inc 3.200% due 03/15/25	100,000	96,334
3.375% due 11/15/27	120,000	113,912
3.950% due 05/15/28	100,000	98,807
5.500% due 09/15/19	27,000	27,813
Rockwell Automation Inc 2.050% due 03/01/20	100,000	98,330
Rockwell Collins Inc 3.500% due 03/15/27	300,000	286,396
5.250% due 07/15/19	100,000	102,408
Roper Technologies Inc 2.800% due 12/15/21	25,000	24,433
3.800% due 12/15/26	30,000	29,136
Ryder System Inc 2.500% due 09/01/22	95,000	90,723
3.400% due 03/01/23	100,000	98,828
Sonoco Products Co 5.750% due 11/01/40	200,000	225,812
Spirit AeroSystems Inc 3.850% due 06/15/26	25,000	24,035
Stanley Black & Decker Inc 2.900% due 11/01/22	50,000	49,053
Textron Inc 3.650% due 03/15/27	100,000	95,519
4.000% due 03/15/26	25,000	24,703
The Boeing Co 2.800% due 03/01/23	25,000	24,515
3.250% due 03/01/28	25,000	24,431
3.550% due 03/01/38	15,000	14,377
3.625% due 03/01/48	10,000	9,387
5.875% due 02/15/40	50,000	63,114
Trimble Inc 4.150% due 06/15/23	50,000	50,116
4.900% due 06/15/28	50,000	49,989
Union Pacific Corp 2.250% due 06/19/20	50,000	49,336
2.750% due 03/01/26	25,000	23,286
3.000% due 04/15/27	100,000	94,735
3.200% due 06/08/21	35,000	35,130
3.250% due 08/15/25	50,000	48,656
3.350% due 08/15/46	50,000	41,974
3.500% due 06/08/23	50,000	50,073
3.600% due 09/15/37	20,000	18,396
3.646% due 02/15/24	92,000	92,230
3.750% due 07/15/25	50,000	50,171
3.799% due 10/01/51	200,000	177,428
3.950% due 09/10/28	60,000	60,385
4.050% due 03/01/46	30,000	28,499
4.375% due 09/10/38	25,000	25,221
4.500% due 09/10/48	30,000	30,395
4.800% due 09/10/58	50,000	51,895
United Parcel Service Inc 2.350% due 05/16/22	50,000	48,524
2.450% due 10/01/22	100,000	96,926
3.050% due 11/15/27	550,000	523,914
3.125% due 01/15/21	100,000	100,539
3.400% due 11/15/46	200,000	176,558
6.200% due 01/15/38	50,000	62,742
United Technologies Corp 1.500% due 11/01/19	350,000	343,740
1.950% due 11/01/21	50,000	47,905
2.650% due 11/01/26	30,000	27,131

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-26

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
3.100% due 06/01/22	$500,000	$494,050
3.750% due 11/01/46	50,000	43,845
4.500% due 06/01/42	300,000	296,886
Vulcan Materials Co 4.500% due 06/15/47	100,000	91,069
Waste Management Inc 2.400% due 05/15/23	200,000	190,417
3.150% due 11/15/27	100,000	94,051
WestRock Co 3.000% due 09/15/24 ~	100,000	94,895
4.000% due 03/15/28 ~	100,000	98,719
Xylem Inc 3.250% due 11/01/26	30,000	28,243
4.375% due 11/01/46	25,000	24,648

		20,039,934

Technology - 1.8%

Activision Blizzard Inc 2.300% due 09/15/21	30,000	29,048
3.400% due 09/15/26	50,000	47,547
Adobe Systems Inc 4.750% due 02/01/20	100,000	102,915
Analog Devices Inc 2.950% due 01/12/21	200,000	198,404
3.500% due 12/05/26	100,000	95,512
Apple Inc 1.100% due 08/02/19	100,000	98,599
1.550% due 02/07/20	100,000	98,247
1.900% due 02/07/20	300,000	296,269
2.000% due 05/06/20	400,000	394,478
2.000% due 11/13/20	300,000	294,799
2.100% due 09/12/22	100,000	96,143
2.250% due 02/23/21	150,000	147,436
2.400% due 01/13/23	50,000	48,256
2.400% due 05/03/23	450,000	433,685
2.500% due 02/09/25	400,000	376,342
2.900% due 09/12/27	300,000	282,374
3.000% due 11/13/27	100,000	95,100
3.250% due 02/23/26	70,000	68,372
3.350% due 02/09/27	200,000	195,444
3.450% due 05/06/24	300,000	300,085
3.450% due 02/09/45	250,000	223,798
3.750% due 09/12/47	75,000	70,410
3.750% due 11/13/47	50,000	47,039
3.850% due 08/04/46	35,000	33,066
4.250% due 02/09/47	100,000	101,588
4.500% due 02/23/36	50,000	53,719
4.650% due 02/23/46	145,000	156,451
Applied Materials Inc 2.625% due 10/01/20	50,000	49,605
3.300% due 04/01/27	255,000	247,677
3.900% due 10/01/25	35,000	35,732
4.350% due 04/01/47	45,000	45,049
5.100% due 10/01/35	35,000	38,391
Autodesk Inc 3.125% due 06/15/20	100,000	99,769
Broadcom Corp 2.375% due 01/15/20	100,000	98,735
3.000% due 01/15/22	350,000	340,627
3.625% due 01/15/24	100,000	96,884
3.875% due 01/15/27	600,000	568,322
Broadridge Financial Solutions Inc 3.400% due 06/27/26	50,000	47,460
Dell International LLC 4.420% due 06/15/21 ~	300,000	304,461
5.450% due 06/15/23 ~	115,000	120,397
6.020% due 06/15/26 ~	285,000	300,074
8.100% due 07/15/36 ~	50,000	58,530
8.350% due 07/15/46 ~	50,000	60,360

	Principal Amount	Value
Electronic Arts Inc 3.700% due 03/01/21	$50,000	$50,497
4.800% due 03/01/26	50,000	52,506
Fidelity National Information Services Inc 3.000% due 08/15/26	150,000	137,607
3.500% due 04/15/23	57,000	56,379
4.750% due 05/15/48	100,000	96,903
5.000% due 10/15/25	56,000	58,949
Fiserv Inc 2.700% due 06/01/20	50,000	49,544
3.850% due 06/01/25	100,000	99,715
Hewlett Packard Enterprise Co 3.600% due 10/15/20	50,000	50,266
4.900% due 10/15/25	250,000	255,476
6.200% due 10/15/35	50,000	50,481
6.350% due 10/15/45	50,000	49,519
HP Inc 3.750% due 12/01/20	9,000	9,076
4.050% due 09/15/22	200,000	201,672
6.000% due 09/15/41	55,000	56,005
Intel Corp 1.700% due 05/19/21	100,000	96,637
2.450% due 07/29/20	160,000	159,045
2.600% due 05/19/26	100,000	93,310
2.875% due 05/11/24	200,000	193,772
3.300% due 10/01/21	250,000	252,511
3.700% due 07/29/25	145,000	146,035
3.734% due 12/08/47	300,000	283,125
International Business Machines Corp 1.625% due 05/15/20	150,000	146,593
3.375% due 08/01/23	300,000	299,753
3.625% due 02/12/24	500,000	504,940
4.700% due 02/19/46	200,000	218,595
5.600% due 11/30/39	26,000	30,998
8.375% due 11/01/19	100,000	107,296
Lam Research Corp 2.800% due 06/15/21	50,000	49,178
Marvell Technology Group Ltd 4.200% due 06/22/23	50,000	49,988
Maxim Integrated Products Inc 3.450% due 06/15/27	100,000	94,683
Microsoft Corp 1.100% due 08/08/19	240,000	236,314
1.550% due 08/08/21	100,000	95,992
1.850% due 02/06/20	100,000	98,742
2.000% due 11/03/20	100,000	98,377
2.000% due 08/08/23	50,000	47,260
2.375% due 02/12/22	200,000	195,603
2.375% due 05/01/23	100,000	96,651
2.400% due 02/06/22	100,000	97,979
2.400% due 08/08/26	250,000	231,429
2.875% due 02/06/24	35,000	34,278
3.125% due 11/03/25	100,000	98,304
3.300% due 02/06/27	560,000	553,298
3.450% due 08/08/36	150,000	143,793
3.500% due 11/15/42	100,000	93,797
3.700% due 08/08/46	100,000	97,318
3.750% due 02/12/45	200,000	196,335
3.950% due 08/08/56	150,000	148,355
4.100% due 02/06/37	300,000	312,957
4.250% due 02/06/47	100,000	106,250
4.450% due 11/03/45	100,000	107,831
4.500% due 02/06/57	300,000	326,265
4.750% due 11/03/55	50,000	56,946
5.200% due 06/01/39	135,000	158,164
5.300% due 02/08/41	200,000	238,667
NetApp Inc 3.375% due 06/15/21	50,000	49,576
Oracle Corp 1.900% due 09/15/21	135,000	128,625
2.250% due 10/08/19	300,000	298,402
2.400% due 09/15/23	250,000	235,910

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-27

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
2.650% due 07/15/26	$440,000	$406,071
2.950% due 05/15/25	150,000	143,326
3.250% due 11/15/27	350,000	335,111
3.850% due 07/15/36	50,000	47,948
3.900% due 05/15/35	105,000	101,922
4.000% due 07/15/46	250,000	236,276
4.000% due 11/15/47	250,000	236,478
4.300% due 07/08/34	100,000	102,050
4.375% due 05/15/55	200,000	195,724
5.000% due 07/08/19	100,000	102,303
6.125% due 07/08/39	100,000	122,822
6.500% due 04/15/38	100,000	127,679
QUALCOMM Inc 1.850% due 05/20/19	30,000	29,990
2.100% due 05/20/20	230,000	229,867
2.250% due 05/20/20	100,000	98,567
2.600% due 01/30/23	100,000	95,610
2.900% due 05/20/24	50,000	47,274
3.250% due 05/20/27	50,000	46,781
3.450% due 05/20/25	150,000	144,437
4.300% due 05/20/47	30,000	27,954
4.800% due 05/20/45	150,000	150,228
Seagate HDD Cayman 4.250% due 03/01/22	50,000	49,552
5.750% due 12/01/34	50,000	45,644
Texas Instruments Inc 1.850% due 05/15/22	300,000	286,842
4.150% due 05/15/48	200,000	203,517
VMware Inc 2.300% due 08/21/20	30,000	29,367
2.950% due 08/21/22	35,000	33,609
3.900% due 08/21/27	30,000	27,743
Xerox Corp 3.500% due 08/20/20	50,000	49,825
3.800% due 05/15/24	150,000	143,847
5.625% due 12/15/19	100,000	102,617
Xilinx Inc 2.950% due 06/01/24	100,000	95,154

		19,577,806

Utilities - 1.7%

Alabama Power Co 2.450% due 03/30/22	100,000	97,267
4.150% due 08/15/44	90,000	88,964
4.300% due 07/15/48	15,000	15,283
Ameren Illinois Co 3.250% due 03/01/25	50,000	48,930
3.800% due 05/15/28	50,000	50,528
4.150% due 03/15/46	50,000	50,249
American Water Capital Corp 2.950% due 09/01/27	35,000	32,997
3.750% due 09/01/47	50,000	46,242
4.300% due 12/01/42	100,000	102,371
Appalachian Power Co 3.400% due 06/01/25	100,000	98,569
4.600% due 03/30/21	50,000	51,484
7.000% due 04/01/38	150,000	198,575
Arizona Public Service Co 2.950% due 09/15/27	50,000	47,055
4.500% due 04/01/42	100,000	104,663
Atmos Energy Corp 3.000% due 06/15/27	30,000	28,435
4.150% due 01/15/43	64,000	64,493
Avangrid Inc 3.150% due 12/01/24	50,000	48,144
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	25,210
3.750% due 08/15/47	50,000	46,918
Berkshire Hathaway Energy Co 2.375% due 01/15/21	25,000	24,487
2.800% due 01/15/23	40,000	39,043
3.250% due 04/15/28	30,000	28,555

	Principal Amount	Value
3.800% due 07/15/48	$25,000	$22,991
5.150% due 11/15/43	200,000	225,043
6.125% due 04/01/36	99,000	122,295
Black Hills Corp 3.150% due 01/15/27	50,000	46,262
CenterPoint Energy Houston Electric LLC 2.250% due 08/01/22	100,000	95,809
2.400% due 09/01/26	50,000	45,652
3.000% due 02/01/27	50,000	47,403
CenterPoint Energy Resources Corp 4.000% due 04/01/28	100,000	98,712
4.500% due 01/15/21	100,000	102,243
CMS Energy Corp 6.250% due 02/01/20	100,000	104,575
Commonwealth Edison Co 3.750% due 08/15/47	50,000	46,910
3.800% due 10/01/42	100,000	94,352
4.000% due 08/01/20	100,000	101,870
4.000% due 03/01/48	100,000	97,985
Consolidated Edison Co of New York Inc 3.800% due 05/15/28	150,000	150,556
3.875% due 06/15/47	150,000	141,058
3.950% due 03/01/43	100,000	97,334
4.300% due 12/01/56	50,000	48,887
4.500% due 12/01/45	100,000	103,640
Consolidated Edison Inc 2.000% due 03/15/20	25,000	24,550
Consumers Energy Co 3.250% due 08/15/46	50,000	43,810
6.700% due 09/15/19	125,000	130,508
Dominion Energy Gas Holdings LLC 3.550% due 11/01/23	100,000	99,729
Dominion Energy Inc 2.750% due 01/15/22	50,000	48,530
2.850% due 08/15/26	30,000	27,214
4.250% due 06/01/28	50,000	50,095
4.700% due 12/01/44	100,000	101,060
5.200% due 08/15/19	120,000	122,736
DTE Electric Co 3.375% due 03/01/25	50,000	49,330
3.650% due 03/15/24	51,000	51,342
DTE Energy Co 3.300% due 06/15/22	50,000	49,442
3.800% due 03/15/27	100,000	97,904
3.850% due 12/01/23	100,000	100,210
Duke Energy Carolinas LLC 3.050% due 03/15/23	150,000	148,283
3.750% due 06/01/45	200,000	188,034
6.050% due 04/15/38	110,000	136,763
6.100% due 06/01/37	25,000	31,446
Duke Energy Corp 1.800% due 09/01/21	200,000	191,485
2.400% due 08/15/22	50,000	48,121
3.150% due 08/15/27	50,000	46,483
3.550% due 09/15/21	100,000	100,472
3.750% due 04/15/24	300,000	299,221
3.950% due 08/15/47	50,000	45,788
Duke Energy Florida LLC 2.100% due 12/15/19	63,750	63,378
Duke Energy Indiana LLC 3.750% due 05/15/46	50,000	47,323
4.900% due 07/15/43	100,000	112,014
Duke Energy Progress LLC 3.700% due 10/15/46	300,000	276,559
Edison International 2.400% due 09/15/22	40,000	38,156
2.950% due 03/15/23	100,000	96,140
4.125% due 03/15/28	100,000	98,616
El Paso Electric Co 5.000% due 12/01/44	50,000	51,581

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-28

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Emera US Finance LP (Canada) 3.550% due 06/15/26	$35,000	$33,000
4.750% due 06/15/46	200,000	197,542
Enel Americas SA (Chile) 4.000% due 10/25/26	200,000	191,020
Enel Chile SA (Chile) 4.875% due 06/12/28	50,000	50,475
Enel Generacion Chile SA (Chile) 4.250% due 04/15/24	50,000	49,815
Entergy Arkansas Inc 3.500% due 04/01/26	50,000	49,473
Entergy Corp 2.950% due 09/01/26	30,000	27,440
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	55,337
Entergy Louisiana LLC 3.250% due 04/01/28	50,000	47,489
4.950% due 01/15/45	40,000	40,459
Entergy Mississippi Inc 2.850% due 06/01/28	150,000	137,882
Eversource Energy 2.800% due 05/01/23	100,000	96,462
2.900% due 10/01/24	50,000	47,505
3.300% due 01/15/28	100,000	94,607
Evergy Inc 4.850% due 06/01/21	100,000	102,711
Exelon Corp 2.850% due 06/15/20	50,000	49,576
3.950% due 06/15/25	100,000	99,517
4.450% due 04/15/46	100,000	97,457
4.950% due 06/15/35	35,000	36,927
5.100% due 06/15/45	35,000	37,421
Exelon Generation Co LLC 2.950% due 01/15/20	100,000	99,624
5.200% due 10/01/19	300,000	307,133
FirstEnergy Corp 4.250% due 03/15/23	40,000	40,670
7.375% due 11/15/31	65,000	84,397
Florida Power & Light Co 3.700% due 12/01/47	200,000	188,453
4.950% due 06/01/35	100,000	111,749
5.690% due 03/01/40	35,000	42,639
5.950% due 02/01/38	125,000	156,419
Georgia Power Co 2.000% due 03/30/20	100,000	98,355
2.850% due 05/15/22	100,000	98,033
3.250% due 03/30/27	100,000	94,733
4.300% due 03/15/42	100,000	99,949
ITC Holdings Corp 3.350% due 11/15/27	50,000	46,928
3.650% due 06/15/24	25,000	24,703
Kansas City Power & Light Co 3.650% due 08/15/25	50,000	49,449
MidAmerican Energy Co 3.650% due 08/01/48	100,000	93,111
6.750% due 12/30/31	100,000	128,573
Mississippi Power Co 3.950% due 03/30/28	25,000	24,794
National Fuel Gas Co 3.750% due 03/01/23	100,000	98,629
3.950% due 09/15/27	50,000	47,542
Nevada Power Co 2.750% due 04/15/20	150,000	149,833
NextEra Energy Capital Holdings Inc 2.700% due 09/15/19	100,000	99,526
4.500% due 06/01/21	50,000	51,391
4.800% due 12/01/77	100,000	93,434
NiSource Inc 3.490% due 05/15/27	50,000	47,949
3.950% due 03/30/48	50,000	46,393
4.800% due 02/15/44	100,000	104,129
5.250% due 02/15/43	100,000	110,974

	Principal Amount	Value
Northern States Power Co 2.150% due 08/15/22	$100,000	$95,610
2.600% due 05/15/23	100,000	96,525
NSTAR Electric Co 2.375% due 10/15/22	100,000	96,068
Ohio Edison Co 6.875% due 07/15/36	150,000	198,275
Ohio Power Co 5.375% due 10/01/21	30,000	31,963
Oklahoma Gas & Electric Co 3.850% due 08/15/47	50,000	48,537
Oncor Electric Delivery Co LLC 3.800% due 09/30/47	50,000	47,857
5.300% due 06/01/42	100,000	115,540
7.000% due 05/01/32	50,000	65,238
ONE Gas Inc 4.658% due 02/01/44	200,000	215,341
Pacific Gas & Electric Co 2.450% due 08/15/22	100,000	92,817
3.500% due 06/15/25	100,000	93,431
3.850% due 11/15/23	50,000	49,340
3.950% due 12/01/47	100,000	85,821
4.300% due 03/15/45	105,000	94,774
4.750% due 02/15/44	100,000	95,132
6.050% due 03/01/34	250,000	270,663
PECO Energy Co 1.700% due 09/15/21	50,000	47,693
3.150% due 10/15/25	50,000	48,535
Piedmont Natural Gas Co Inc 4.650% due 08/01/43	35,000	37,332
Potomac Electric Power Co 3.600% due 03/15/24	100,000	100,137
PPL Electric Utilities Corp 3.950% due 06/01/47	300,000	292,962
4.150% due 10/01/45	25,000	25,040
4.150% due 06/15/48	100,000	101,358
4.750% due 07/15/43	50,000	54,404
Progress Energy Inc 7.750% due 03/01/31	100,000	133,349
PSEG Power LLC 3.000% due 06/15/21	50,000	49,472
3.850% due 06/01/23	100,000	99,618
Public Service Co of Colorado 3.700% due 06/15/28	50,000	50,275
3.800% due 06/15/47	50,000	47,564
4.300% due 03/15/44	200,000	204,653
Public Service Electric & Gas Co 3.000% due 05/15/27	200,000	189,463
4.050% due 05/01/48	25,000	25,111
Public Service Enterprise Group Inc 2.000% due 11/15/21	100,000	95,171
2.650% due 11/15/22	50,000	48,168
Puget Energy Inc 3.650% due 05/15/25	100,000	97,437
6.000% due 09/01/21	100,000	107,017
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	30,161
San Diego Gas & Electric Co 3.000% due 08/15/21	100,000	99,492
3.600% due 09/01/23	100,000	100,650
3.750% due 06/01/47	50,000	48,176
4.150% due 05/15/48	25,000	25,114
Sempra Energy 3.400% due 02/01/28	65,000	61,079
3.800% due 02/01/38	100,000	91,035
Sierra Pacific Power Co 2.600% due 05/01/26	200,000	184,888
South Carolina Electric & Gas Co 4.600% due 06/15/43	100,000	98,306
5.300% due 05/15/33	50,000	53,258
5.450% due 02/01/41	50,000	54,233

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-29

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Southern California Edison Co 3.500% due 10/01/23	$100,000	$99,842
3.650% due 03/01/28	50,000	48,876
3.875% due 06/01/21	100,000	101,591
3.900% due 03/15/43	50,000	46,448
4.000% due 04/01/47	100,000	93,538
4.500% due 09/01/40	50,000	50,306
Southern California Gas Co 2.600% due 06/15/26	50,000	46,331
3.150% due 09/15/24	100,000	98,044
4.125% due 06/01/48	150,000	150,554
Southern Co Gas Capital Corp 3.500% due 09/15/21	150,000	150,126
Southwest Gas Corp 3.800% due 09/29/46	50,000	47,405
Southwestern Electric Power Co 3.900% due 04/01/45	50,000	47,348
6.200% due 03/15/40	50,000	61,981
Southwestern Public Service Co 3.300% due 06/15/24	50,000	49,220
Tampa Electric Co 4.300% due 06/15/48	50,000	49,657
The Connecticut Light & Power Co 4.150% due 06/01/45	25,000	25,523
The Southern Co 1.850% due 07/01/19	35,000	34,661
2.350% due 07/01/21	100,000	96,928
2.750% due 06/15/20	100,000	99,183
2.950% due 07/01/23	25,000	24,134
3.250% due 07/01/26	300,000	281,992
4.250% due 07/01/36	30,000	29,544
4.400% due 07/01/46	100,000	97,934
Tucson Electric Power Co 3.050% due 03/15/25	50,000	47,565
Union Electric Co 8.450% due 03/15/39	100,000	150,421
Virginia Electric & Power Co 2.950% due 01/15/22	250,000	247,420
2.950% due 11/15/26	50,000	46,870
3.150% due 01/15/26	35,000	33,645
3.450% due 02/15/24	100,000	99,317
3.500% due 03/15/27	200,000	196,587
3.800% due 09/15/47	50,000	45,762
4.000% due 11/15/46	20,000	19,298
4.650% due 08/15/43	100,000	104,604
8.875% due 11/15/38	25,000	38,972
WEC Energy Group Inc
3.375% due 06/15/21	65,000	65,224
3.550% due 06/15/25	100,000	98,318
Westar Energy Inc 3.100% due 04/01/27	50,000	47,524
4.100% due 04/01/43	100,000	99,876
Wisconsin Power & Light Co 3.050% due 10/15/27	100,000	94,498
Xcel Energy Inc 2.600% due 03/15/22	50,000	48,616
4.000% due 06/15/28	50,000	50,076

		18,189,831

Total Corporate Bonds & Notes (Cost $296,690,447)		290,843,392

MORTGAGE-BACKED SECURITIES - 29.9%

Collateralized Mortgage Obligations - Commercial - 1.9%

BANK 3.175% due 09/15/60	200,000	193,260
BENCHMARK 4.121% due 07/15/51 #	200,000	206,386
CD Mortgage Trust 3.456% due 11/13/50	175,000	171,472

	Principal Amount	Value
Citigroup Commercial Mortgage Trust 3.372% due 10/10/47	$700,000	$694,704
3.778% due 09/10/58	600,000	606,980
Commercial Mortgage Pass-Through Certificates 3.525% due 02/10/49	300,000	301,191
Commercial Mortgage Trust 3.660% due 08/10/50	400,000	404,972
3.819% due 06/10/47	900,000	913,593
4.228% due 05/10/51	400,000	414,932
CSAIL Commercial Mortgage Trust 3.458% due 11/15/50 §	600,000	584,881
Fannie Mae - Aces 2.717% due 02/25/22	489,693	485,188
2.723% due 10/25/24	200,000	194,572
2.922% due 08/25/21	490,987	490,142
2.951% due 08/25/24 §	140,719	138,506
2.999% due 01/25/28 §	500,000	479,369
3.061% due 05/25/27 §	200,000	194,425
3.086% due 12/25/27 §	190,000	183,603
Freddie Mac Multifamily Structured Pass-Through Certificates 1.875% due 04/25/22	299,273	293,420
2.673% due 03/25/26	600,000	576,195
2.745% due 01/25/26	400,000	386,897
3.171% due 10/25/24	1,500,000	1,503,217
3.224% due 03/25/27	500,000	495,281
3.250% due 04/25/23 §	1,700,000	1,713,195
3.310% due 05/25/23 §	500,000	505,178
GS Mortgage Securities Trust 2.773% due 11/10/45	199,574	195,313
3.734% due 11/10/48	1,000,000	1,005,293
JPMBB Commercial Mortgage Securities Trust 4.274% due 12/15/48	600,000	607,170
4.409% due 08/15/46 §	590,000	608,978
JPMorgan Chase Commercial Mortgage Securities Trust 3.143% due 12/15/47	500,000	495,310
5.312% due 05/15/45 §	300,000	293,972
Morgan Stanley Bank of America Merrill Lynch Trust 3.753% due 12/15/47	1,000,000	1,008,452
Morgan Stanley Capital I Trust 3.596% due 12/15/49	400,000	396,670
UBS Commercial Mortgage Trust 4.171% due 05/10/45	500,000	509,945
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63	250,000	251,673
Wells Fargo Commercial Mortgage Trust 2.652% due 08/15/49	350,000	326,094
3.664% due 09/15/58	1,000,000	1,004,555
4.184% due 06/15/51 #	200,000	205,984
WFRBS Commercial Mortgage Trust 2.870% due 11/15/45	696,061	684,243
3.410% due 08/15/47	600,000	598,332

		20,323,543

Fannie Mae - 12.2%

2.500% due 10/01/27 - 11/01/46	8,377,754	8,144,540
3.000% due 05/01/22 - 09/01/47	35,708,286	34,996,423
3.440% (USD LIBOR + 1.690%) due 08/01/39 §	10,094	10,604
3.500% due 10/01/25 - 06/01/48	42,938,709	42,991,891
4.000% due 09/01/18 - 07/01/48	24,413,665	24,954,783
4.106% (USD LIBOR + 1.695%) due 06/01/38 §	4,403	4,602
4.500% due 05/01/23 - 07/01/48	10,526,204	11,028,611
5.000% due 08/01/20 - 07/01/48	3,746,393	3,999,454
5.500% due 11/01/33 - 07/01/41	1,617,289	1,750,536

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-30

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
6.000% due 09/01/34 - 06/01/40	$700,269	$771,088
6.500% due 09/01/36 - 07/01/38	147,339	165,724

		128,818,256

Freddie Mac - 7.7%

2.500% due 08/01/28 - 02/01/32	4,639,791	4,520,635
3.000% due 09/01/26 - 02/01/48	27,585,023	26,986,641
3.500% due 06/01/21 - 05/01/48	25,002,207	24,992,196
4.000% due 02/01/25 - 07/01/48	15,898,588	16,270,198
4.500% due 08/01/24 - 07/01/48	5,130,400	5,370,662
5.000% due 03/01/19 - 03/01/41	1,442,068	1,539,506
5.500% due 04/01/34 - 08/01/40	702,798	759,561
6.000% due 04/01/36 - 05/01/40	811,165	893,153
6.500% due 08/01/37 - 04/01/39	74,505	83,033

		81,415,585

Government National Mortgage Association - 8.1%

2.500% due 01/20/43	233,427	224,000
3.000% due 08/20/42 - 03/20/48	23,017,687	22,600,232
3.500% due 10/15/41 - 07/01/48	35,614,772	35,828,293
4.000% due 06/15/39 - 07/01/48	16,151,638	16,626,416
4.500% due 02/15/39 - 07/01/48	6,001,223	6,299,203
5.000% due 05/15/36 - 07/01/48	2,604,649	2,757,198
5.500% due 04/15/37 - 04/15/40	653,533	707,271
6.000% due 01/15/38 - 06/15/41	203,121	223,092
6.500% due 10/15/38 - 02/15/39	28,659	31,647

		85,297,352

Total Mortgage-Backed Securities (Cost $323,948,118)		315,854,736

ASSET-BACKED SECURITIES - 0.6%

Ally Auto Receivables Trust 2.920% due 11/15/22	75,000	74,984
Ally Master Owner Trust 3.290% due 05/15/23	100,000	100,362
American Express Credit Account Master Trust 2.040% due 05/15/23	400,000	392,103
AmeriCredit Automobile Receivables Trust 2.040% due 07/18/22	335,000	330,459
BA Credit Card Trust 1.950% due 08/15/22	200,000	197,012
Capital One Multi-Asset Execution Trust 1.820% due 09/15/22	600,000	591,959
Chase Issuance Trust 1.580% due 08/16/21	200,000	197,521
Citibank Credit Card Issuance Trust 2.680% due 06/07/23	500,000	495,783
6.150% due 06/15/39	250,000	316,750
Discover Card Execution Note Trust 1.880% due 02/15/23	360,000	352,949
Drive Auto Receivables Trust 4.140% due 08/15/24	200,000	201,271
Ford Credit Auto Owner Trust 1.730% due 03/15/22	400,000	389,435
Ford Credit Floorplan Master Owner Trust ‘A’ 2.160% due 09/15/22	250,000	245,253
GM Financial Automobile Leasing Trust 3.060% due 06/21/21 ±	150,000	149,991
Honda Auto Receivables Owner Trust 2.050% due 11/22/21	250,000	246,695
Mercedes-Benz Auto Lease Trust 2.410% due 02/16/21	100,000	99,379
Nissan Auto Receivables Owner Trust 2.650% due 05/16/22	120,000	119,413
Santander Drive Auto Receivables Trust 3.030% due 02/15/22	50,000	50,054
3.030% due 09/15/22	90,000	89,851

	Principal Amount	Value
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	$200,000	$194,971
Toyota Auto Receivables Owner Trust ‘B’ 1.760% due 07/15/21	300,000	296,633
World Financial Network Credit Card Master Trust 2.550% due 06/17/24	500,000	494,590
World Omni Auto Receivables Trust 2.500% due 04/17/23	160,000	158,375

Total Asset-Backed Securities (Cost $5,874,689)		5,785,793

U.S. GOVERNMENT AGENCY ISSUES - 1.5%

Fannie Mae 1.000% due 08/28/19	2,000,000	1,967,722
1.375% due 10/07/21	1,000,000	959,049
1.500% due 02/28/20	1,000,000	983,260
1.875% due 12/28/20	500,000	490,864
2.125% due 04/24/26	815,000	764,019
2.625% due 09/06/24	960,000	944,497
5.625% due 07/15/37	100,000	133,390
7.125% due 01/15/30	525,000	723,498
Federal Farm Credit Banks 1.680% due 10/13/20	500,000	489,532
Federal Home Loan Bank 1.375% due 09/28/20	800,000	778,054
1.800% due 08/28/20	500,000	491,144
5.500% due 07/15/36	100,000	130,657
Freddie Mac 1.250% due 10/02/19	1,200,000	1,181,912
1.300% due 08/28/19	1,000,000	986,275
1.375% due 05/01/20	2,000,000	1,959,188
2.375% due 02/16/21	1,000,000	992,645
2.375% due 01/13/22	1,000,000	987,176
3.200% due 05/15/23	500,000	498,950
6.250% due 07/15/32	225,000	301,403
Tennessee Valley Authority 3.500% due 12/15/42	100,000	100,158
3.875% due 02/15/21	65,000	66,946
5.250% due 09/15/39	25,000	31,629
5.375% due 04/01/56	50,000	67,441
6.750% due 11/01/25	150,000	186,055
7.125% due 05/01/30	50,000	68,832

Total U.S. Government Agency Issues (Cost $16,413,762)		16,284,296

U.S. TREASURY OBLIGATIONS - 37.6%

U.S. Treasury Bonds - 6.6%

2.250% due 08/15/46	3,950,000	3,398,390
2.500% due 02/15/45	2,800,000	2,550,953
2.500% due 02/15/46	3,100,000	2,816,277
2.500% due 05/15/46	4,000,000	3,631,252
2.750% due 08/15/42	2,450,000	2,354,919
2.750% due 11/15/42	1,850,000	1,777,337
2.750% due 08/15/47	2,550,000	2,431,365
2.750% due 11/15/47	2,500,000	2,383,447
2.875% due 05/15/43	6,200,000	6,085,082
2.875% due 08/15/45	1,000,000	979,297
3.000% due 05/15/42	1,075,000	1,080,291
3.000% due 11/15/45	1,900,000	1,905,270
3.000% due 02/15/47	500,000	501,426
3.000% due 05/15/47	1,700,000	1,703,520
3.000% due 02/15/48	2,000,000	2,005,078
3.125% due 11/15/41	975,000	1,000,860
3.125% due 02/15/43	2,625,000	2,691,599

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-31

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
3.125% due 08/15/44	$5,600,000	$5,742,187
3.125% due 05/15/48	2,700,000	2,772,932
3.625% due 08/15/43	1,525,000	1,697,933
3.625% due 02/15/44	500,000	557,305
3.750% due 08/15/41	1,300,000	1,470,193
3.750% due 11/15/43	1,000,000	1,135,625
4.250% due 11/15/40	750,000	908,555
4.375% due 05/15/40	1,025,000	1,260,169
4.375% due 05/15/41	775,000	956,338
4.500% due 02/15/36	1,750,000	2,138,862
4.500% due 05/15/38	500,000	619,395
4.500% due 08/15/39	700,000	871,992
4.625% due 02/15/40	4,225,000	5,357,250
5.375% due 02/15/31	1,100,000	1,389,352
6.250% due 05/15/30	2,550,000	3,411,372

		69,585,823

U.S. Treasury Notes - 31.0%

1.000% due 10/15/19	1,200,000	1,178,297
1.125% due 04/30/20	5,500,000	5,363,682
1.125% due 02/28/21	5,400,000	5,195,918
1.125% due 06/30/21	1,500,000	1,435,342
1.125% due 07/31/21	4,100,000	3,918,062
1.125% due 08/31/21	2,300,000	2,194,254
1.250% due 08/31/19	12,000,000	11,840,156
1.250% due 10/31/19	750,000	738,354
1.250% due 01/31/20	750,000	735,718
1.250% due 02/29/20	9,000,000	8,816,309
1.250% due 03/31/21	2,000,000	1,928,359
1.375% due 09/30/19	1,000,000	987,187
1.375% due 01/15/20	9,500,000	9,340,986
1.375% due 01/31/20	7,700,000	7,568,258
1.375% due 02/15/20	6,200,000	6,090,047
1.375% due 03/31/20	5,500,000	5,393,760
1.375% due 09/15/20	1,500,000	1,462,178
1.375% due 06/30/23	4,300,000	4,026,799
1.500% due 04/15/20	1,000,000	982,344
1.500% due 05/15/20	5,000,000	4,907,422
1.500% due 05/31/20	2,000,000	1,961,680
1.500% due 06/15/20	1,250,000	1,225,586
1.500% due 07/15/20	1,350,000	1,322,235
1.500% due 08/15/20	6,000,000	5,870,508
1.500% due 03/31/23	1,500,000	1,418,437
1.500% due 08/15/26	3,200,000	2,889,251
1.625% due 08/31/19	4,400,000	4,360,641
1.625% due 10/15/20	1,300,000	1,272,680
1.625% due 11/30/20	4,500,000	4,399,014
1.625% due 08/15/22	2,025,000	1,939,887
1.625% due 11/15/22	4,975,000	4,752,388
1.625% due 05/31/23	1,000,000	949,219
1.625% due 10/31/23	3,000,000	2,831,836
1.625% due 02/15/26	4,900,000	4,495,463
1.625% due 05/15/26	1,300,000	1,189,195
1.750% due 11/30/19	3,000,000	2,970,234
1.750% due 10/31/20	5,100,000	5,005,172
1.750% due 11/15/20	1,850,000	1,814,807
1.750% due 11/30/21	500,000	485,225
1.750% due 05/15/22	1,250,000	1,206,860
1.750% due 06/30/22	2,000,000	1,928,164
1.750% due 05/15/23	5,250,000	5,014,980
1.875% due 06/30/20	4,200,000	4,146,352
1.875% due 12/15/20	1,000,000	983,262
1.875% due 01/31/22	500,000	486,357
1.875% due 02/28/22	6,000,000	5,832,773
1.875% due 04/30/22	2,000,000	1,940,820
1.875% due 07/31/22	3,500,000	3,387,959
1.875% due 09/30/22	2,500,000	2,416,650
1.875% due 08/31/24	3,000,000	2,845,547
2.000% due 01/31/20	1,000,000	992,598
2.000% due 07/31/20	3,000,000	2,966,777

	Principal Amount	Value
2.000% due 09/30/20	$2,500,000	$2,469,043
2.000% due 08/31/21	3,000,000	2,941,582
2.000% due 11/15/21	2,000,000	1,958,008
2.000% due 12/31/21	500,000	488,877
2.000% due 02/15/22	1,100,000	1,074,477
2.000% due 10/31/22	9,000,000	8,738,262
2.000% due 11/30/22	2,400,000	2,329,219
2.000% due 02/15/23	6,950,000	6,732,948
2.000% due 05/31/24	5,000,000	4,785,547
2.000% due 02/15/25	2,000,000	1,902,031
2.000% due 11/15/26	1,500,000	1,405,488
2.125% due 08/15/21	2,200,000	2,166,227
2.125% due 11/30/23	6,000,000	5,807,695
2.125% due 02/29/24	4,500,000	4,346,807
2.250% due 02/29/20	3,500,000	3,485,850
2.250% due 04/30/21	5,700,000	5,643,891
2.250% due 12/31/23	4,000,000	3,894,297
2.250% due 01/31/24	2,000,000	1,945,859
2.250% due 10/31/24	800,000	774,359
2.250% due 11/15/24	2,000,000	1,935,117
2.250% due 12/31/24	4,000,000	3,867,969
2.250% due 11/15/25	2,200,000	2,115,910
2.250% due 02/15/27	6,700,000	6,393,135
2.250% due 08/15/27	5,200,000	4,948,531
2.250% due 11/15/27	2,300,000	2,185,898
2.375% due 04/30/20	2,500,000	2,493,652
2.375% due 03/15/21	6,500,000	6,460,771
2.375% due 08/15/24	10,300,000	10,054,973
2.375% due 05/15/27	2,750,000	2,647,734
2.500% due 05/31/20	2,000,000	1,999,180
2.500% due 06/30/20	8,000,000	7,995,781
2.500% due 03/31/23	4,000,000	3,959,219
2.500% due 08/15/23	4,450,000	4,397,938
2.500% due 01/31/25	4,000,000	3,926,641
2.625% due 08/15/20	1,800,000	1,802,461
2.625% due 11/15/20	2,000,000	2,001,953
2.750% due 04/30/23	1,500,000	1,501,172
2.750% due 11/15/23	6,600,000	6,597,551
2.750% due 02/15/24	8,000,000	7,989,219
2.750% due 02/15/28	3,500,000	3,469,238
2.875% due 05/15/28	2,500,000	2,504,248
3.125% due 05/15/21	1,750,000	1,774,370
3.375% due 11/15/19	1,750,000	1,771,226

		327,090,343

Total U.S. Treasury Obligations (Cost $403,768,595)		396,676,166

FOREIGN GOVERNMENT BONDS & NOTES - 1.6%

Canada Government (Canada) 2.000% due 11/15/22	250,000	241,696
Chile Government (Chile) 3.125% due 01/21/26	75,000	71,963
3.860% due 06/21/47	300,000	285,000
Colombia Government (Colombia) 4.375% due 07/12/21	300,000	306,675
4.500% due 01/28/26	500,000	508,438
5.000% due 06/15/45	300,000	295,875
Export Development Canada (Canada) 2.000% due 11/30/20	400,000	393,211
2.500% due 01/24/23	200,000	196,581
Export-Import Bank of Korea (South Korea) 2.375% due 08/12/19	300,000	298,133
2.750% due 01/25/22	200,000	194,802
5.000% due 04/11/22	200,000	209,762
Hungary Government (Hungary) 5.375% due 03/25/24	200,000	212,818
6.375% due 03/29/21	350,000	374,517
7.625% due 03/29/41	200,000	273,993
Hydro-Quebec (Canada) 8.400% due 01/15/22	100,000	115,898

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-32

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Indonesia Government (Indonesia) 2.950% due 01/11/23	$300,000	$285,473
Iraq Government AID 2.149% due 01/18/22	200,000	196,748
Israel Government (Israel) 4.125% due 01/17/48	300,000	284,353
Israel Government AID 5.500% due 04/26/24	25,000	28,416
Japan Bank for International Cooperation (Japan) 1.875% due 07/21/26	200,000	181,010
2.125% due 07/21/20	300,000	294,975
2.250% due 02/24/20	500,000	495,216
2.375% due 07/21/22	300,000	291,318
3.375% due 07/31/23	200,000	201,740
Japan International Cooperation Agency (Japan) 3.375% due 06/12/28	200,000	200,884
Korea International (South Korea) 2.750% due 01/19/27	200,000	188,591
Mexico Government (Mexico) 3.500% due 01/21/21	90,000	90,122
3.625% due 03/15/22	296,000	296,915
3.750% due 01/11/28	200,000	189,350
4.000% due 10/02/23	550,000	552,681
4.150% due 03/28/27	200,000	197,400
4.600% due 01/23/46	500,000	461,250
4.600% due 02/10/48	200,000	184,200
4.750% due 03/08/44	264,000	246,677
6.750% due 09/27/34	225,000	264,656
Panama Government (Panama) 4.000% due 09/22/24	200,000	202,000
4.500% due 05/15/47	350,000	340,375
6.700% due 01/26/36	100,000	123,000
8.875% due 09/30/27	100,000	134,750
Peruvian Government (Peru) 4.125% due 08/25/27	300,000	307,500
8.750% due 11/21/33	200,000	294,000
Philippine Government (Philippines) 3.000% due 02/01/28	200,000	184,911
3.950% due 01/20/40	300,000	287,498
4.000% due 01/15/21	325,000	329,461
6.375% due 10/23/34	250,000	305,413
7.750% due 01/14/31	200,000	263,592
Province of Alberta (Canada) 2.200% due 07/26/22	250,000	241,471
Province of British Columbia (Canada) 2.000% due 10/23/22	100,000	96,129
2.650% due 09/22/21	100,000	99,123
Province of Manitoba (Canada) 2.125% due 05/04/22	250,000	240,954
Province of New Brunswick Canada (Canada) 3.625% due 02/24/28	50,000	50,867
Province of Ontario (Canada) 2.250% due 05/18/22	500,000	484,549
2.400% due 02/08/22	350,000	342,092
4.000% due 10/07/19	150,000	152,428
4.400% due 04/14/20	250,000	256,993
Province of Quebec (Canada) 2.375% due 01/31/22	250,000	244,631
2.750% due 08/25/21	100,000	99,336
2.750% due 04/12/27	350,000	337,065
3.500% due 07/29/20	100,000	101,432
7.500% due 07/15/23	100,000	119,432
7.500% due 09/15/29	75,000	102,940
Republic of Italy Government (Italy) 6.875% due 09/27/23	150,000	166,793
Republic of Poland Government (Poland) 3.000% due 03/17/23	150,000	146,762
4.000% due 01/22/24	150,000	152,567
6.375% due 07/15/19	200,000	207,396

	Principal Amount	Value
The Korea Development Bank (South Korea) 2.000% due 09/12/26	$400,000	$348,939
3.375% due 03/12/23	200,000	197,281
Ukraine Government AID Bonds 1.847% due 05/29/20	301,000	297,274
Uruguay Government (Uruguay) 4.125% due 11/20/45	143,467	129,120
4.375% due 10/27/27	350,000	355,469
5.100% due 06/18/50	200,000	197,350

Total Foreign Government Bonds & Notes (Cost $17,516,485)		17,052,230

MUNICIPAL BONDS - 0.6%

American Municipal Power Inc OH ‘B’ 6.449% due 02/15/44	25,000	32,793
8.084% due 02/15/50	300,000	487,152
Bay Area Toll Authority CA 6.263% due 04/01/49	25,000	34,834
7.043% due 04/01/50	50,000	73,340
Central Puget Sound Regional Transit Authority WA 5.491% due 11/01/39	25,000	30,811
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	130,389
City of Chicago IL ‘B’ 7.375% due 01/01/33	35,000	38,981
7.750% due 01/01/42	50,000	54,223
City of Houston TX 3.961% due 03/01/47	50,000	49,847
City of New York NY 5.517% due 10/01/37	40,000	47,966
Commonwealth of Massachusetts 4.910% due 05/01/29	100,000	111,920
5.456% due 12/01/39	25,000	30,019
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	182,640
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	54,170
Los Angeles Unified School District CA 5.750% due 07/01/34	300,000	364,479
6.758% due 07/01/34	100,000	132,520
Metropolitan Transportation Authority NY 5.871% due 11/15/39	25,000	30,469
6.668% due 11/15/39	55,000	73,492
Municipal Electric Authority of Georgia 6.637% due 04/01/57	25,000	31,697
6.655% due 04/01/57	100,000	125,487
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	152,384
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	157,687
New Jersey Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	141,088
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	35,903
New York City Water & Sewer System 5.952% due 06/15/42	50,000	65,224
6.011% due 06/15/42	10,000	13,031
New York State Urban Development Corp 5.770% due 03/15/39	25,000	29,289
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	92,518

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-33

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Permanent University Fund - University of Texas System 3.376% due 07/01/47	$185,000	$171,924
Port Authority of New York & New Jersey 4.229% due 10/15/57	30,000	31,300
4.458% due 10/01/62	100,000	106,615
5.647% due 11/01/40	150,000	186,285
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	66,881
South Carolina Public Service Authority ‘D’ 2.388% due 12/01/23	50,000	46,634
State Board of Administration Finance Corp FL ‘A’ 2.995% due 07/01/20	100,000	100,320
State of California 3.500% due 04/01/28	100,000	99,866
6.200% due 10/01/19	25,000	26,133
7.300% due 10/01/39	100,000	142,008
7.500% due 04/01/34	50,000	70,369
7.550% due 04/01/39	150,000	221,740
7.600% due 11/01/40	270,000	407,117
7.625% due 03/01/40	40,000	59,135
State of California Department of Water Resources Power Supply Revenue 2.000% due 05/01/22	25,000	24,028
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	53,721
State of Illinois 5.100% due 06/01/33	425,000	402,874
6.725% due 04/01/35	100,000	106,764
State of Texas 5.517% due 04/01/39	100,000	126,639
State of Utah ‘D’ 4.554% due 07/01/24	15,000	15,786
State of Wisconsin 3.154% due 05/01/27	250,000	244,770
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	28,579

	Principal Amount	Value
The Ohio State University ‘C’ 4.910% due 06/01/40	$300,000	$344,778
University of California 3.063% due 07/01/25	50,000	48,718
4.767% due 05/15/15	75,000	78,220
4.858% due 05/15/12	100,000	106,478

Total Municipal Bonds (Cost $5,576,026)		6,122,035

	Shares

SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

BlackRock Liquidity Funds T-Fund Portfolio	28,270,178	28,270,178

Total Short-Term Investment (Cost $28,270,178)		28,270,178

TOTAL INVESTMENTS - 102.1% (Cost $1,098,058,300)		1,076,888,826

OTHER ASSETS & LIABILITIES, NET - (2.1%)		(21,869,619)

NET ASSETS - 100.0%		$1,055,019,207

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	37.6%
Mortgage-Backed Securities	29.9%
Corporate Bonds & Notes	27.6%
Others (each less than 3.0%)	7.0%

	102.1%
Other Assets & Liabilities, Net	(2.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$290,843,392	$-	$290,843,392	$-
	Mortgage-Backed Securities	315,854,736	-	315,854,736	-
	Asset-Backed Securities	5,785,793	-	5,635,802	149,991
	U.S. Government Agency Issues	16,284,296	-	16,284,296	-
	U.S. Treasury Obligations	396,676,166	-	396,676,166	-
	Foreign Government Bonds & Notes	17,052,230	-	17,052,230	-
	Municipal Bonds	6,122,035	-	6,122,035	-
	Short-Term Investment	28,270,178	28,270,178	-	-

	Total	$1,076,888,826	$28,270,178	$1,048,468,657	$149,991

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-34

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Energy - 0.0%

Comstock Resources Inc Exercise @ $0.01 Exp 09/06/18 *	275	$2,887

Total Warrants (Cost $0)		2,887

	Principal Amount
CORPORATE BONDS & NOTES - 98.5%

Basic Materials - 5.9%

A Schulman Inc 6.875% due 06/01/23	$75,000	79,256
AK Steel Corp
7.000% due 03/15/27	100,000	95,500
7.625% due 10/01/21	100,000	102,470
Alcoa Nederland Holding BV 6.750% due 09/30/24 ~	200,000	211,918
Allegheny Technologies Inc 7.875% due 08/15/23	200,000	216,000
Ashland LLC 4.750% due 08/15/22	200,000	201,696
Axalta Coating Systems LLC 4.875% due 08/15/24 ~	150,000	149,250
Baffinland Iron Mines Corp (Canada) 8.750% due 07/15/26 ~	125,000	125,475
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	50,000	47,500
Big River Steel LLC 7.250% due 09/01/25 ~	110,000	113,311
Blue Cube Spinco Inc
9.750% due 10/15/23	65,000	73,775
10.000% due 10/15/25	85,000	99,238
Cascades Inc (Canada) 5.500% due 07/15/22 ~	90,000	89,663
CF Industries Inc
3.450% due 06/01/23	255,000	242,247
4.950% due 06/01/43	39,000	32,980
5.375% due 03/15/44	225,000	199,406
7.125% due 05/01/20	24,000	25,410
Clearwater Paper Corp
4.500% due 02/01/23	40,000	37,600
5.375% due 02/01/25 ~	50,000	45,563
Cleveland-Cliffs Inc 5.750% due 03/01/25	240,000	228,300
Coeur Mining Inc 5.875% due 06/01/24	50,000	48,438
Commercial Metals Co
4.875% due 05/15/23	100,000	98,280
5.750% due 04/15/26 ~	100,000	96,750
Compass Minerals International Inc 4.875% due 07/15/24 ~	50,000	47,140
Consolidated Energy Finance SA (Trinidad and Tobago) 6.500% due 05/15/26 ~	150,000	148,687
Constellium NV
5.750% due 05/15/24 ~	50,000	48,500
6.625% due 03/01/25 ~	250,000	252,497
CVR Partners LP 9.250% due 06/15/23 ~	100,000	103,375
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	160,000	154,800
FMG Resources Pty Ltd (Australia)
4.750% due 05/15/22 ~	75,000	72,656
5.125% due 03/15/23 ~	115,000	111,837
5.125% due 05/15/24 ~	90,000	85,950

	Principal Amount	Value
Freeport-McMoRan Inc
3.100% due 03/15/20	$100,000	$98,375
3.550% due 03/01/22	400,000	381,000
3.875% due 03/15/23	100,000	94,750
5.400% due 11/14/34	70,000	63,875
5.450% due 03/15/43	350,000	308,770
6.875% due 02/15/23	350,000	370,545
GCP Applied Technologies Inc 5.500% due 04/15/26 ~	100,000	98,375
Hecla Mining Co 6.875% due 05/01/21	100,000	101,371
Hexion Inc
6.625% due 04/15/20	148,000	138,957
9.000% due 11/15/20	100,000	84,250
10.000% due 04/15/20	100,000	99,500
10.375% due 02/01/22 ~	245,000	241,325
13.750% due 02/01/22 ~	25,000	22,813
Hudbay Minerals Inc (Canada)
7.250% due 01/15/23 ~	200,000	207,000
7.625% due 01/15/25 ~	25,000	26,313
Huntsman International LLC
4.875% due 11/15/20	100,000	101,875
5.125% due 11/15/22	100,000	103,174
IAMGOLD Corp (Canada) 7.000% due 04/15/25 ~	50,000	51,235
Ingevity Corp 4.500% due 02/01/26 ~	100,000	94,500
Joseph T Ryerson & Son Inc 11.000% due 05/15/22 ~	125,000	137,812
Kissner Holdings LP (Canada) 8.375% due 12/01/22 ~	100,000	102,750
Kraton Polymers LLC 7.000% due 04/15/25 ~	100,000	104,000
Mercer International Inc (Canada) 5.500% due 01/15/26 ~	150,000	145,875
Momentive Performance Materials Inc
3.880% due 10/24/21	95,000	99,987
4.690% due 04/24/22	50,000	53,625
Mountain Province Diamonds Inc (Canada) 8.000% due 12/15/22 ~	50,000	50,000
New Gold Inc (Canada) 6.250% due 11/15/22 ~	100,000	101,250
Northwest Acquisitions ULC 7.125% due 11/01/22 ~	86,000	86,000
Nufarm Australia Ltd (Australia) 5.750% due 04/30/26 ~	150,000	145,687
OCI NV (Netherlands) 6.625% due 04/15/23 ~	200,000	203,820
Olin Corp
5.000% due 02/01/30	50,000	47,438
5.125% due 09/15/27	60,000	58,500
5.500% due 08/15/22	100,000	103,000
Platform Specialty Products Corp
5.875% due 12/01/25 ~	85,000	83,194
6.500% due 02/01/22 ~	236,000	240,720
PolyOne Corp 5.250% due 03/15/23	91,000	93,048
PQ Corp
5.750% due 12/15/25 ~	100,000	99,250
6.750% due 11/15/22 ~	50,000	52,688
Rain CII Carbon LLC 7.250% due 04/01/25 ~	100,000	102,000
Rayonier AM Products Inc 5.500% due 06/01/24 ~	81,000	76,545
Resolute Forest Products Inc 5.875% due 05/15/23	100,000	102,500
SPCM SA (France) 4.875% due 09/15/25 ~	80,000	76,600
Steel Dynamics Inc
5.000% due 12/15/26	100,000	100,250
5.125% due 10/01/21	310,000	313,487
5.500% due 10/01/24	10,000	10,213

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-35

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	$100,000	$121,250
Taseko Mines Ltd (Canada) 8.750% due 06/15/22 ~	25,000	25,563
Teck Resources Ltd (Canada)
4.750% due 01/15/22	97,000	97,688
5.200% due 03/01/42	50,000	44,063
6.250% due 07/15/41	300,000	300,000
8.500% due 06/01/24 ~	238,000	261,502
The Chemours Co
5.375% due 05/15/27	55,000	53,350
6.625% due 05/15/23	180,000	189,000
7.000% due 05/15/25	130,000	140,075
TPC Group Inc 8.750% due 12/15/20 ~	100,000	99,500
Trinseo Materials Operating SCA 5.375% due 09/01/25 ~	75,000	74,531
Tronox Finance PLC 5.750% due 10/01/25 ~	50,000	48,688
Tronox Inc 6.500% due 04/15/26 ~	150,000	149,437
United States Steel Corp
6.250% due 03/15/26	140,000	138,862
6.875% due 08/15/25	71,000	71,777
7.375% due 04/01/20	48,000	51,120
Valvoline Inc 5.500% due 07/15/24	100,000	101,250
Venator Finance SARL 5.750% due 07/15/25 ~	100,000	96,000
Versum Materials Inc 5.500% due 09/30/24 ~	60,000	60,984
WR Grace & Co
5.125% due 10/01/21 ~	50,000	51,250
5.625% due 10/01/24 ~	100,000	104,625

		11,444,225

Communications - 19.0%

Acosta Inc 7.750% due 10/01/22 ~	80,000	40,400
Altice Financing SA (Luxembourg)
6.625% due 02/15/23 ~	200,000	197,600
7.500% due 05/15/26 ~	500,000	484,850
Altice Finco SA (Luxembourg) 8.125% due 01/15/24 ~	200,000	200,000
Altice France SA (France)
6.000% due 05/15/22 ~	750,000	755,625
6.250% due 05/15/24 ~	150,000	146,250
7.375% due 05/01/26 ~	767,000	752,772
Altice Luxembourg SA (Luxembourg)
7.625% due 02/15/25 ~	200,000	184,750
7.750% due 05/15/22 ~	400,000	388,500
Altice US Finance I Corp
5.375% due 07/15/23 ~	200,000	199,500
5.500% due 05/15/26 ~	200,000	193,500
AMC Networks Inc
4.750% due 12/15/22	68,000	68,255
4.750% due 08/01/25	150,000	144,564
5.000% due 04/01/24	100,000	98,750
Anixter Inc
5.125% due 10/01/21	50,000	51,125
5.500% due 03/01/23	100,000	103,500
Block Communications Inc 6.875% due 02/15/25 ~	50,000	50,125
C&W Senior Financing DAC (Ireland) 6.875% due 09/15/27 ~	200,000	192,250
Cablevision Systems Corp
5.875% due 09/15/22	100,000	99,500
8.000% due 04/15/20	100,000	105,220
CBS Radio Inc 7.250% due 11/01/24 ~	100,000	95,750

	Principal Amount	Value
CCO Holdings LLC
4.000% due 03/01/23 ~	$143,000	$134,778
5.000% due 02/01/28 ~	266,000	244,720
5.125% due 02/15/23	125,000	124,024
5.125% due 05/01/23 ~	175,000	173,197
5.125% due 05/01/27 ~	675,000	631,969
5.250% due 03/15/21	100,000	100,750
5.250% due 09/30/22	100,000	100,688
5.375% due 05/01/25 ~	100,000	97,000
5.500% due 05/01/26 ~	150,000	145,830
5.750% due 09/01/23	85,000	85,850
5.750% due 01/15/24	200,000	201,000
5.750% due 02/15/26 ~	365,000	359,525
5.875% due 04/01/24 ~	242,000	243,815
5.875% due 05/01/27 ~	100,000	97,875
Cengage Learning Inc 9.500% due 06/15/24 ~	111,000	94,350
CenturyLink Inc
5.625% due 04/01/20	122,000	123,830
5.625% due 04/01/25	300,000	284,250
5.800% due 03/15/22	225,000	223,875
6.450% due 06/15/21	200,000	206,634
7.600% due 09/15/39	100,000	83,500
7.650% due 03/15/42	100,000	83,500
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	244,000	243,706
7.500% due 04/01/28 ~	200,000	203,440
Cincinnati Bell Inc 7.000% due 07/15/24 ~	150,000	137,625
Clear Channel International BV 8.750% due 12/15/20 ~	100,000	103,875
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	407,000	416,745
7.625% due 03/15/20	200,000	199,558
Cogent Communications Finance Inc 5.625% due 04/15/21 ~	100,000	100,875
CommScope Inc 5.500% due 06/15/24 ~	110,000	110,963
CommScope Technologies LLC
5.000% due 03/15/27 ~	150,000	141,562
6.000% due 06/15/25 ~	257,000	263,746
Consolidated Communications Inc 6.500% due 10/01/22	100,000	93,750
CSC Holdings LLC
5.250% due 06/01/24	200,000	189,500
5.375% due 02/01/28 ~	200,000	185,500
5.500% due 04/15/27 ~	200,000	191,500
6.750% due 11/15/21	100,000	105,000
10.125% due 01/15/23 ~	300,000	331,500
10.875% due 10/15/25 ~	335,000	387,025
DISH DBS Corp
5.000% due 03/15/23	285,000	248,306
5.125% due 05/01/20	200,000	198,750
5.875% due 07/15/22	300,000	283,125
5.875% due 11/15/24	365,000	310,250
6.750% due 06/01/21	400,000	401,500
7.750% due 07/01/26	318,000	279,840
Embarq Corp 7.995% due 06/01/36	200,000	189,750
Frontier Communications Corp
6.875% due 01/15/25	130,000	84,338
7.125% due 01/15/23	35,000	25,966
7.625% due 04/15/24	150,000	104,250
8.500% due 04/01/26 ~	330,000	319,687
8.750% due 04/15/22	200,000	170,000
9.000% due 08/15/31	200,000	132,000
10.500% due 09/15/22	235,000	214,437
11.000% due 09/15/25	580,000	466,726
Gogo Intermediate Holdings LLC 12.500% due 07/01/22 ~	105,000	112,350

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-36

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Gray Television Inc
5.125% due 10/15/24 ~	$45,000	$43,088
5.875% due 07/15/26 ~	175,000	166,906
GTT Communications Inc 7.875% due 12/31/24 ~	100,000	99,500
HC2 Holdings Inc 11.000% due 12/01/19 ~	40,000	40,800
Hughes Satellite Systems Corp
5.250% due 08/01/26	75,000	70,594
6.625% due 08/01/26	265,000	245,787
7.625% due 06/15/21	95,000	101,413
Inmarsat Finance PLC (United Kingdom) 4.875% due 05/15/22 ~	190,000	187,625
Intelsat Connect Finance SA (Luxembourg) 12.500% due 04/01/22 ~	85,000	84,337
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	205,000	184,438
7.250% due 10/15/20	300,000	300,000
7.500% due 04/01/21	250,000	249,375
8.000% due 02/15/24 ~	250,000	263,125
9.500% due 09/30/22 ~	50,000	58,000
9.750% due 07/15/25 ~	275,000	290,812
Intelsat Luxembourg SA (Luxembourg)
7.750% due 06/01/21	270,000	252,450
8.125% due 06/01/23	225,000	182,812
Iridium Communications Inc 10.250% due 04/15/23 ~	100,000	108,000
Koninklijke KPN NV (Netherlands) 7.000% due 03/28/73 ~	200,000	208,300
Lamar Media Corp
5.000% due 05/01/23	200,000	203,750
5.375% due 01/15/24	45,000	45,956
Lee Enterprises Inc 9.500% due 03/15/22 ~	50,000	52,438
Level 3 Financing Inc
5.125% due 05/01/23	150,000	147,562
5.250% due 03/15/26	100,000	95,360
5.375% due 08/15/22	185,000	185,462
5.375% due 01/15/24	200,000	196,500
5.375% due 05/01/25	80,000	77,200
5.625% due 02/01/23	75,000	75,188
6.125% due 01/15/21	50,000	50,375
Level 3 Parent LLC 5.750% due 12/01/22	100,000	100,250
Liberty Interactive LLC 8.250% due 02/01/30	100,000	106,565
LIN Television Corp 5.875% due 11/15/22	100,000	102,500
Match Group Inc 5.000% due 12/15/27 ~	100,000	93,250
McGraw-Hill Global Education Holdings LLC 7.875% due 05/15/24 ~	100,000	92,875
MDC Partners Inc 6.500% due 05/01/24 ~	100,000	87,250
Meredith Corp 6.875% due 02/01/26 ~	175,000	173,031
Midcontinent Communications 6.875% due 08/15/23 ~	125,000	131,406
Netflix Inc
4.375% due 11/15/26	105,000	98,679
4.875% due 04/15/28 ~	200,000	190,884
5.375% due 02/01/21	100,000	103,280
5.500% due 02/15/22	150,000	155,062
5.875% due 02/15/25	225,000	231,365
5.875% due 11/15/28 ~	280,000	284,116
Nexstar Broadcasting Inc 5.625% due 08/01/24 ~	159,000	153,634
Nokia OYJ (Finland)
3.375% due 06/12/22	120,000	116,470
4.375% due 06/12/27	120,000	113,100
6.625% due 05/15/39	50,000	52,375

	Principal Amount	Value
Outfront Media Capital LLC
5.250% due 02/15/22	$50,000	$50,726
5.625% due 02/15/24	75,000	76,179
5.875% due 03/15/25	100,000	101,190
Plantronics Inc 5.500% due 05/31/23 ~	126,000	126,378
Qualitytech LP 4.750% due 11/15/25 ~	60,000	56,457
Quebecor Media Inc (Canada) 5.750% due 01/15/23	100,000	102,500
Qwest Capital Funding Inc 7.750% due 02/15/31	150,000	134,676
Qwest Corp
6.875% due 09/15/33	400,000	375,890
7.250% due 09/15/25	85,000	90,926
Radiate Holdco LLC 6.625% due 02/15/25 ~	125,000	114,688
Sable International Finance Ltd 6.875% due 08/01/22 ~	100,000	103,220
Salem Media Group Inc 6.750% due 06/01/24 ~	50,000	45,625
Sinclair Television Group Inc
5.375% due 04/01/21	100,000	101,000
5.625% due 08/01/24 ~	195,000	194,025
5.875% due 03/15/26 ~	150,000	146,437
Sirius XM Radio Inc
3.875% due 08/01/22 ~	341,000	330,770
4.625% due 05/15/23 ~	80,000	78,500
5.000% due 08/01/27 ~	160,000	150,000
5.375% due 07/15/26 ~	171,000	165,015
6.000% due 07/15/24 ~	195,000	199,144
Sprint Capital Corp
6.875% due 11/15/28	300,000	288,750
8.750% due 03/15/32	300,000	321,750
Sprint Communications Inc
6.000% due 11/15/22	400,000	397,500
7.000% due 03/01/20 ~	100,000	104,000
7.000% due 08/15/20	450,000	466,875
11.500% due 11/15/21	100,000	118,500
Sprint Corp
7.125% due 06/15/24	200,000	202,418
7.250% due 09/15/21	450,000	469,125
7.625% due 02/15/25	250,000	256,875
7.625% due 03/01/26	300,000	306,375
7.875% due 09/15/23	600,000	623,625
Symantec Corp
4.200% due 09/15/20	100,000	100,536
5.000% due 04/15/25 ~	240,000	233,040
T-Mobile USA Inc
4.000% due 04/15/22	200,000	198,460
4.500% due 02/01/26	145,000	135,575
4.750% due 02/01/28	295,000	273,244
5.125% due 04/15/25	30,000	30,225
6.000% due 03/01/23	365,000	377,957
6.375% due 03/01/25	325,000	338,000
6.500% due 01/15/26	280,000	289,016
TEGNA Inc
4.875% due 09/15/21 ~	200,000	200,750
5.125% due 07/15/20	88,000	88,660
6.375% due 10/15/23	100,000	103,125
Telecom Italia Capital SA (Italy) 7.200% due 07/18/36	350,000	364,315
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	550,000	544,500
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	200,000	197,138
Telenet Finance Luxembourg Notes SARL (Belgium) 5.500% due 03/01/28 ~	200,000	183,000
Telesat Canada (Canada) 8.875% due 11/15/24 ~	85,000	91,163

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-37

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
The EW Scripps Co 5.125% due 05/15/25 ~	$100,000	$94,000
The McClatchy Co 9.000% due 12/15/22	121,000	127,062
9.000% due 07/15/26 ~	80,000	80,000
Townsquare Media Inc 6.500% due 04/01/23 ~	45,000	40,669
Tribune Media Co 5.875% due 07/15/22	175,000	177,494
Trilogy International Partners LLC (New Zealand) 8.875% due 05/01/22 ~	100,000	101,500
United States Cellular Corp 6.700% due 12/15/33	100,000	105,000
Unitymedia GmbH (Germany) 6.125% due 01/15/25 ~	300,000	310,500
Univision Communications Inc
5.125% due 05/15/23 ~	250,000	240,625
5.125% due 02/15/25 ~	199,000	184,324
6.750% due 09/15/22 ~	29,000	29,760
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	200,000	191,020
Urban One Inc 7.375% due 04/15/22 ~	100,000	97,250
VeriSign Inc
4.625% due 05/01/23	75,000	75,844
4.750% due 07/15/27	95,000	91,053
5.250% due 04/01/25	100,000	101,720
Viacom Inc
5.875% due 02/28/57	120,000	113,490
6.250% due 02/28/57	92,000	88,465
ViaSat Inc 5.625% due 09/15/25 ~	148,000	139,860
Videotron Ltd (Canada)
5.125% due 04/15/27 ~	200,000	194,540
5.375% due 06/15/24 ~	100,000	102,750
Virgin Media Finance PLC (United Kingdom)
5.750% due 01/15/25 ~	250,000	235,312
6.375% due 04/15/23 ~	200,000	201,000
Virgin Media Secured Finance PLC (United Kingdom)
5.250% due 01/15/21	25,000	25,469
5.500% due 08/15/26 ~	100,000	93,860
Wind Tre SPA (Italy) 5.000% due 01/20/26 ~	200,000	159,542
Windstream Services LLC
6.375% due 08/01/23 ~	306,000	182,070
8.625% due 10/31/25 ~	138,000	131,790
8.750% due 12/15/24 ~	33,000	21,038
WTT Investment Ltd (Hong Kong) 5.500% due 11/21/22 ~	200,000	191,356
Zayo Group LLC
5.750% due 01/15/27 ~	295,000	290,575
6.000% due 04/01/23	190,000	194,275
6.375% due 05/15/25	100,000	102,250
Ziggo Bond Finance BV (Netherlands) 6.000% due 01/15/27 ~	200,000	188,500
Ziggo BV (Netherlands) 5.500% due 01/15/27 ~	250,000	234,150

		36,980,092

Consumer, Cyclical - 14.2%

24 Hour Fitness Worldwide Inc 8.000% due 06/01/22 ~	70,000	69,833
Adient Global Holdings Ltd 4.875% due 08/15/26 ~	200,000	181,000
Air Canada (Canada) 7.750% due 04/15/21 ~	50,000	53,625

	Principal Amount	Value
Algeco Global Finance PLC (United Kingdom) 8.000% due 02/15/23 ~	$145,000	$147,900
Allegiant Travel Co 5.500% due 07/15/19	100,000	101,000
Allison Transmission Inc 5.000% due 10/01/24 ~	170,000	167,662
AMC Entertainment Holdings Inc
5.875% due 02/15/22	100,000	102,125
5.875% due 11/15/26	215,000	207,475
American Airlines Group Inc
4.625% due 03/01/20 ~	100,000	99,875
5.500% due 10/01/19 ~	100,000	101,500
American Axle & Manufacturing Inc
6.250% due 04/01/25	100,000	99,625
6.250% due 03/15/26	75,000	73,313
6.500% due 04/01/27	65,000	64,269
6.625% due 10/15/22	114,000	117,135
American Builders & Contractors Supply Co Inc
5.750% due 12/15/23 ~	175,000	179,812
5.875% due 05/15/26 ~	80,000	79,100
American Greetings Corp 7.875% due 02/15/25 ~	100,000	97,500
American Tire Distributors Inc 10.250% due 03/01/22 ~	162,000	36,450
Aramark Services Inc
5.000% due 04/01/25 ~	100,000	99,750
5.000% due 02/01/28 ~	200,000	191,500
5.125% due 01/15/24	115,000	115,287
Asbury Automotive Group Inc 6.000% due 12/15/24	100,000	99,594
Ashton Woods USA LLC 6.750% due 08/01/25 ~	100,000	95,500
BCD Acquisition Inc 9.625% due 09/15/23 ~	80,000	85,600
Beacon Roofing Supply Inc 4.875% due 11/01/25 ~	227,000	211,110
Beazer Homes USA Inc
5.875% due 10/15/27	100,000	87,602
8.750% due 03/15/22	105,000	111,825
Boyd Gaming Corp
6.000% due 08/15/26 ~	165,000	163,556
6.375% due 04/01/26	100,000	101,500
6.875% due 05/15/23	112,000	117,740
Brinker International Inc 3.875% due 05/15/23	100,000	94,500
Brookfield Residential Properties Inc (Canada)
6.125% due 07/01/22 ~	100,000	100,875
6.375% due 05/15/25 ~	50,000	50,250
6.500% due 12/15/20 ~	90,000	91,350
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	224,000	212,520
Caleres Inc 6.250% due 08/15/23	59,000	61,065
Carmike Cinemas Inc 6.000% due 06/15/23 ~	100,000	102,750
Carrols Restaurant Group Inc 8.000% due 05/01/22	100,000	104,500
Cedar Fair LP
5.375% due 06/01/24	100,000	101,500
5.375% due 04/15/27	80,000	79,000
Century Communities Inc 5.875% due 07/15/25	100,000	94,750
Choice Hotels International Inc 5.750% due 07/01/22	50,000	52,063
Churchill Downs Inc 4.750% due 01/15/28 ~	81,000	75,330

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-38

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Cinemark USA Inc 4.875% due 06/01/23	$125,000	$123,109
5.125% due 12/15/22	15,000	15,206
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	100,000	95,625
Cumberland Farms Inc 6.750% due 05/01/25 ~	50,000	50,750
Dana Financing Luxembourg SARL 5.750% due 04/15/25 ~	100,000	98,750
Dana Inc 5.500% due 12/15/24	200,000	198,500
Delphi Technologies PLC 5.000% due 10/01/25 ~	105,000	100,406
Diamond Resorts International Inc
7.750% due 09/01/23 ~	55,000	57,475
10.750% due 09/01/24 ~	125,000	134,650
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	100,000	102,500
DriveTime Automotive Group Inc 8.000% due 06/01/21 ~	100,000	101,500
Eldorado Resorts Inc 6.000% due 04/01/25	190,000	191,187
Ferrellgas LP
6.500% due 05/01/21	100,000	92,250
6.750% due 06/15/23	100,000	87,750
Ferrellgas Partners LP 8.625% due 06/15/20	100,000	96,750
Fiat Chrysler Automobiles NV (United Kingdom)
4.500% due 04/15/20	200,000	200,688
5.250% due 04/15/23	250,000	252,500
GameStop Corp
5.500% due 10/01/19 ~	50,000	50,313
6.750% due 03/15/21 ~	100,000	101,750
Global Partners LP 7.000% due 06/15/23	100,000	99,750
GLP Capital LP
4.375% due 04/15/21	50,000	50,125
4.875% due 11/01/20	172,000	174,365
5.250% due 06/01/25	155,000	155,775
5.375% due 11/01/23	126,000	129,150
5.375% due 04/15/26	100,000	99,250
5.750% due 06/01/28	140,000	141,750
Golden Nugget Inc
6.750% due 10/15/24 ~	160,000	160,429
8.750% due 10/01/25 ~	110,000	113,268
Group 1 Automotive Inc 5.000% due 06/01/22	165,000	165,412
Guitar Center Escrow Issuer Inc 9.500% due 10/15/21 ~	175,000	170,187
H&E Equipment Services Inc 5.625% due 09/01/25	143,000	140,855
Hanesbrands Inc
4.625% due 05/15/24 ~	161,000	157,780
4.875% due 05/15/26 ~	80,000	77,600
HD Supply Inc 5.750% due 04/15/24 ~	160,000	167,800
Hilton Domestic Operating Co Inc 4.250% due 09/01/24	155,000	147,831
5.125% due 05/01/26 ~	165,000	162,937
Hilton Worldwide Finance LLC
4.625% due 04/01/25	120,000	117,300
4.875% due 04/01/27	115,000	111,262
Hot Topic Inc 9.250% due 06/15/21 ~	50,000	47,938
IHO Verwaltungs GmbH (Germany) 4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	188,750

	Principal Amount	Value
International Game Technology PLC
5.625% due 02/15/20 ~	$200,000	$203,500
6.250% due 02/15/22 ~	200,000	206,000
6.500% due 02/15/25 ~	100,000	103,750
Interval Acquisition Corp 5.625% due 04/15/23	100,000	101,312
IRB Holding Corp 6.750% due 02/15/26 ~	100,000	95,750
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	190,000	196,175
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	50,000	52,375
Jaguar Land Rover Automotive PLC (United Kingdom) 4.500% due 10/01/27 ~	325,000	291,687
JC Penney Corp Inc
5.650% due 06/01/20	2,000	1,973
5.875% due 07/01/23 ~	30,000	28,238
6.375% due 10/15/36	51,000	28,943
7.400% due 04/01/37	63,000	36,855
8.125% due 10/01/19	6,000	6,210
8.625% due 03/15/25 ~	170,000	144,500
K Hovnanian Enterprises Inc
10.000% due 07/15/22 ~	100,000	105,750
10.500% due 07/15/24 ~	100,000	103,500
KAR Auction Services Inc 5.125% due 06/01/25 ~	180,000	172,350
KB Home 7.000% due 12/15/21	100,000	105,500
KFC Holding Co
4.750% due 06/01/27 ~	100,000	94,750
5.000% due 06/01/24 ~	163,000	161,321
5.250% due 06/01/26 ~	142,000	140,225
L Brands Inc
5.250% due 02/01/28	270,000	240,300
5.625% due 10/15/23	100,000	102,375
6.694% due 01/15/27 ~	195,000	187,200
6.750% due 07/01/36	90,000	79,650
6.875% due 11/01/35	150,000	134,250
7.600% due 07/15/37	100,000	91,500
Lennar Corp
2.950% due 11/29/20	100,000	97,981
4.125% due 01/15/22	60,000	59,625
4.500% due 11/15/19	100,000	101,000
4.500% due 04/30/24	115,000	111,124
4.750% due 04/01/21	90,000	91,620
4.750% due 11/15/22	100,000	100,063
4.750% due 05/30/25	100,000	97,125
4.750% due 11/29/27	118,000	110,885
4.875% due 12/15/23	50,000	50,000
5.000% due 06/15/27	100,000	96,250
5.875% due 11/15/24	100,000	103,750
6.625% due 05/01/20	50,000	52,750
8.375% due 01/15/21	100,000	109,750
Levi Strauss & Co 5.000% due 05/01/25	140,000	140,000
Live Nation Entertainment Inc
4.875% due 11/01/24 ~	115,000	111,550
5.375% due 06/15/22 ~	25,000	25,500
5.625% due 03/15/26 ~	100,000	99,500
LKQ Corp 4.750% due 05/15/23	100,000	100,000
LTF Merger Sub Inc 8.500% due 06/15/23 ~	100,000	104,500
M/I Homes Inc 6.750% due 01/15/21	100,000	103,604
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	150,000	147,834
Mattel Inc 6.750% due 12/31/25 ~	497,000	485,196

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-39

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
MDC Holdings Inc 5.500% due 01/15/24	$100,000	$101,500
Meritage Homes Corp 6.000% due 06/01/25	200,000	203,500
Meritor Inc 6.250% due 02/15/24	100,000	101,250
MGM Resorts International
4.625% due 09/01/26	150,000	139,500
5.750% due 06/15/25	250,000	250,937
6.000% due 03/15/23	100,000	103,250
6.625% due 12/15/21	219,000	231,045
6.750% due 10/01/20	100,000	105,000
7.750% due 03/15/22	200,000	218,500
Michaels Stores Inc 5.875% due 12/15/20 ~	50,000	50,443
Mohegan Gaming & Entertainment 7.875% due 10/15/24 ~	155,000	146,669
Nathan’s Famous Inc 6.625% due 11/01/25 ~	25,000	25,375
National CineMedia LLC 6.000% due 04/15/22	50,000	51,063
Navistar International Corp 6.625% due 11/01/25 ~	176,000	181,720
NCL Corp Ltd 4.750% due 12/15/21 ~	73,000	73,000
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	127,000	84,614
8.750% Cash or 9.500% PIK due 10/15/21 ~	88,424	59,244
New Red Finance Inc (Canada)
4.250% due 05/15/24 ~	215,000	204,787
4.625% due 01/15/22 ~	256,000	256,640
5.000% due 10/15/25 ~	304,000	289,165
Nine West Holdings Inc 6.125% due 11/15/34 Y	50,000	16,250
Penn National Gaming Inc 5.625% due 01/15/27 ~	100,000	94,500
Penske Automotive Group Inc
3.750% due 08/15/20	100,000	99,250
5.500% due 05/15/26	65,000	63,863
5.750% due 10/01/22	100,000	101,312
Performance Food Group Inc 5.500% due 06/01/24 ~	50,000	49,500
PetSmart Inc
5.875% due 06/01/25 ~	205,000	158,362
7.125% due 03/15/23 ~	267,000	180,572
8.875% due 06/01/25 ~	75,000	49,688
Pinnacle Entertainment Inc 5.625% due 05/01/24	80,000	83,452
PriSo Acquisition Corp 9.000% due 05/15/23 ~	50,000	52,375
PulteGroup Inc
4.250% due 03/01/21	114,286	114,652
5.000% due 01/15/27	80,000	76,300
5.500% due 03/01/26	100,000	99,375
6.000% due 02/15/35	100,000	97,000
Rite Aid Corp
6.125% due 04/01/23 ~	290,000	294,422
7.700% due 02/15/27	50,000	42,500
Rivers Pittsburgh Borrower LP 6.125% due 08/15/21 ~	70,000	69,475
Sabre GLBL Inc
5.250% due 11/15/23 ~	130,000	131,460
5.375% due 04/15/23 ~	47,000	47,705
Sally Holdings LLC 5.625% due 12/01/25	140,000	129,850
Scientific Games International Inc
5.000% due 10/15/25 ~	305,000	291,275
10.000% due 12/01/22	300,000	320,625
Seminole Hard Rock Entertainment Inc 5.875% due 05/15/21 ~	20,000	20,200

	Principal Amount	Value
Shea Homes LP
5.875% due 04/01/23 ~	$100,000	$100,625
6.125% due 04/01/25 ~	50,000	50,000
Signet UK Finance PLC 4.700% due 06/15/24	100,000	94,047
Silversea Cruise Finance Ltd 7.250% due 02/01/25 ~	85,000	92,234
Six Flags Entertainment Corp
4.875% due 07/31/24 ~	100,000	97,420
5.500% due 04/15/27 ~	100,000	97,346
Sonic Automotive Inc 5.000% due 05/15/23	100,000	96,000
SRS Distribution Inc 8.250% due 07/01/26 ~	100,000	99,500
Staples Inc 8.500% due 09/15/25 ~	140,000	130,900
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	123,000	124,537
Station Casinos LLC 5.000% due 10/01/25 ~	134,000	126,295
Studio City Co Ltd (Hong Kong) 5.875% due 11/30/19 ~	200,000	202,500
Suburban Propane Partners LP
5.500% due 06/01/24	50,000	48,750
5.875% due 03/01/27	100,000	94,000
Sugarhouse HSP Gaming Prop Mezz LP 5.875% due 05/15/25 ~	100,000	94,250
Taylor Morrison Communities Inc
5.250% due 04/15/21 ~	100,000	100,125
5.625% due 03/01/24 ~	100,000	98,312
Tempur Sealy International Inc
5.500% due 06/15/26	64,000	62,080
5.625% due 10/15/23	100,000	100,625
Tenneco Inc
5.000% due 07/15/26	80,000	71,640
5.375% due 12/15/24	25,000	23,938
Tesla Inc 5.300% due 08/15/25 ~	244,000	218,075
The Gap Inc 5.950% due 04/12/21	150,000	157,181
The Goodyear Tire & Rubber Co
4.875% due 03/15/27	135,000	123,695
5.000% due 05/31/26	180,000	168,075
5.125% due 11/15/23	115,000	114,252
The Men’s Wearhouse Inc 7.000% due 07/01/22	70,000	72,625
The New Home Co Inc 7.250% due 04/01/22	119,000	122,996
The Scotts Miracle-Gro Co 5.250% due 12/15/26	100,000	96,000
The William Carter Co 5.250% due 08/15/21	50,000	50,719
Titan International Inc 6.500% due 11/30/23 ~	150,000	150,000
Toll Brothers Finance Corp
4.350% due 02/15/28	100,000	89,875
4.375% due 04/15/23	200,000	196,750
5.875% due 02/15/22	100,000	104,125
TRI Pointe Group Inc
5.250% due 06/01/27	100,000	91,875
5.875% due 06/15/24	100,000	99,750
Under Armour Inc 3.250% due 06/15/26	100,000	89,864
United Continental Holdings Inc 4.250% due 10/01/22	100,000	96,625
6.000% due 12/01/20	150,000	156,937
Univar USA Inc 6.750% due 07/15/23 ~	100,000	103,375
Viking Cruises Ltd 5.875% due 09/15/27 ~	134,000	126,965

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-40

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Virgin Australia Holdings Ltd (Australia)
7.875% due 10/15/21 ~	$100,000	$99,750
8.500% due 11/15/19 ~	50,000	50,688
Vista Outdoor Inc 5.875% due 10/01/23	100,000	95,750
VOC Escrow Ltd 5.000% due 02/15/28 ~	160,000	151,954
Wabash National Corp 5.500% due 10/01/25 ~	75,000	72,188
William Lyon Homes Inc
6.000% due 09/01/23 ~	100,000	99,221
7.000% due 08/15/22	100,000	102,125
Williams Scotsman International Inc 7.875% due 12/15/22 ~	50,000	51,875
WMG Acquisition Corp
4.875% due 11/01/24 ~	15,000	14,700
5.500% due 04/15/26 ~	200,000	198,750
Wolverine World Wide Inc 5.000% due 09/01/26 ~	100,000	95,250
Wyndham Destinations Inc
4.150% due 04/01/24	100,000	98,875
4.250% due 03/01/22	200,000	195,750
4.500% due 04/01/27	100,000	98,000
Wyndham Hotels & Resorts Inc 5.375% due 04/15/26 ~	85,000	84,788
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	100,000	95,375
5.250% due 05/15/27 ~	70,000	65,538
5.500% due 03/01/25 ~	300,000	295,500
Wynn Macau Ltd (Macau) 5.500% due 10/01/27 ~	200,000	191,500
Yum! Brands Inc
3.875% due 11/01/20	100,000	99,125
5.350% due 11/01/43	100,000	88,655
6.875% due 11/15/37	100,000	99,000

		27,767,340

Consumer, Non-Cyclical - 16.4%

Acadia Healthcare Co Inc
5.625% due 02/15/23	65,000	65,813
6.125% due 03/15/21	100,000	101,500
6.500% due 03/01/24	100,000	103,000
ACCO Brands Corp 5.250% due 12/15/24 ~	100,000	100,000
ACE Cash Express Inc 12.000% due 12/15/22 ~	100,000	108,500
Ahern Rentals Inc 7.375% due 05/15/23 ~	75,000	73,500
Air Medical Group Holdings Inc 6.375% due 05/15/23 ~	100,000	93,500
Albertsons Cos LLC
5.750% due 03/15/25	270,000	240,300
6.625% due 06/15/24	84,000	79,590
Alliance One International Inc
8.500% due 04/15/21 ~	50,000	51,625
9.875% due 07/15/21	100,000	91,875
AMAG Pharmaceuticals Inc 7.875% due 09/01/23 ~	60,000	63,675
Aptim Corp 7.750% due 06/15/25 ~	50,000	40,750
APX Group Inc
6.375% due 12/01/19	47,000	47,118
7.875% due 12/01/22	158,000	157,407
8.750% due 12/01/20	180,000	172,728
Ashtead Capital Inc (United Kingdom) 4.375% due 08/15/27 ~	200,000	186,500
Atento Luxco 1 SA (Spain) 6.125% due 08/10/22 ~	100,000	96,450
Avantor Inc
6.000% due 10/01/24 ~	210,000	208,257
9.000% due 10/01/25 ~	311,000	314,172

	Principal Amount	Value
Avis Budget Car Rental LLC 5.500% due 04/01/23	$283,000	$276,986
Avon International Operations Inc (United Kingdom) 7.875% due 08/15/22 ~	70,000	69,734
Avon Products Inc (United Kingdom) 7.000% due 03/15/23	200,000	169,000
B&G Foods Inc
4.625% due 06/01/21	63,000	62,213
5.250% due 04/01/25	158,000	149,310
C&S Group Enterprises LLC 5.375% due 07/15/22 ~	100,000	98,500
Cardtronics Inc 5.500% due 05/01/25 ~	100,000	91,000
Carriage Services Inc 6.625% due 06/01/26 ~	100,000	101,875
Catalent Pharma Solutions Inc 4.875% due 01/15/26 ~	175,000	168,488
Centene Corp
4.750% due 05/15/22	150,000	151,688
4.750% due 01/15/25	170,000	169,575
5.375% due 06/01/26 ~	250,000	253,907
5.625% due 02/15/21	141,000	144,331
6.125% due 02/15/24	58,000	61,263
Central Garden & Pet Co 5.125% due 02/01/28	100,000	92,750
Charles River Laboratories International Inc 5.500% due 04/01/26 ~	100,000	100,470
Chobani LLC 7.500% due 04/15/25 ~	75,000	72,281
CHS/Community Health Systems Inc
5.125% due 08/01/21	175,000	162,750
6.250% due 03/31/23	415,000	381,800
6.875% due 02/01/22	349,000	179,735
8.125% due 06/30/24 ~	378,000	314,212
8.625% due 01/15/24 ~	80,000	80,408
11.000% due 06/30/23 ~	250,000	225,937
Concordia International Corp (Canada)
9.000% due 04/01/22 ~	50,000	45,000
9.500% due 10/21/22 ~ * Y	25,000	1,563
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	120,000	117,000
Coty Inc 6.500% due 04/15/26 ~	75,000	72,141
Darling Ingredients Inc 5.375% due 01/15/22	53,000	53,729
DaVita Inc
5.000% due 05/01/25	173,000	163,269
5.125% due 07/15/24	300,000	291,562
5.750% due 08/15/22	150,000	152,626
Dean Foods Co 6.500% due 03/15/23 ~	93,000	90,094
DJO Finance LLC
8.125% due 06/15/21 ~	149,000	151,563
10.750% due 04/15/20	20,000	19,650
Dole Food Co Inc 7.250% due 06/15/25 ~	50,000	49,750
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	165,000	167,095
Edgewell Personal Care Co 4.700% due 05/19/21	150,000	150,375
Encompass Health Corp
5.750% due 11/01/24	150,000	150,650
5.750% due 09/15/25	100,000	101,500
Endo Dac
6.000% due 07/15/23 ~	200,000	165,500
6.000% due 02/01/25 ~	200,000	157,000
Endo Finance LLC
5.375% due 01/15/23 ~	125,000	100,625
5.750% due 01/15/22 ~	60,000	54,000
7.250% due 01/15/22 ~	100,000	92,500

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-41

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Envision Healthcare Corp
5.125% due 07/01/22 ~	$75,000	$76,031
5.625% due 07/15/22	200,000	204,375
6.250% due 12/01/24 ~	100,000	107,000
FAGE International SA (Luxembourg) 5.625% due 08/15/26 ~	100,000	92,250
First Quality Finance Co Inc 4.625% due 05/15/21 ~	145,000	142,100
Flexi-Van Leasing Inc 10.000% due 02/15/23 ~	50,000	47,375
FTI Consulting Inc 6.000% due 11/15/22	100,000	102,875
Garda World Security Corp (Canada) 8.750% due 05/15/25 ~	95,000	97,375
Gartner Inc 5.125% due 04/01/25 ~	105,000	104,738
Graham Holdings Co 5.750% due 06/01/26 ~	100,000	101,250
Great Lakes Dredge & Dock Corp 8.000% due 05/15/22	100,000	102,500
HCA Healthcare Inc 6.250% due 02/15/21	200,000	208,000
HCA Inc
4.250% due 10/15/19	100,000	101,000
4.500% due 02/15/27	200,000	188,750
4.750% due 05/01/23	150,000	150,000
5.000% due 03/15/24	300,000	300,750
5.250% due 04/15/25	200,000	200,500
5.250% due 06/15/26	250,000	248,925
5.375% due 02/01/25	450,000	444,240
5.500% due 06/15/47	200,000	184,000
5.875% due 03/15/22	400,000	418,000
5.875% due 05/01/23	200,000	208,000
5.875% due 02/15/26	300,000	303,375
6.500% due 02/15/20	310,000	323,562
7.500% due 02/15/22	250,000	272,500
Herc Rentals Inc
7.500% due 06/01/22 ~	76,000	80,750
7.750% due 06/01/24 ~	27,000	28,958
Hill-Rom Holdings Inc 5.750% due 09/01/23 ~	100,000	102,250
Hologic Inc
4.375% due 10/15/25 ~	115,000	110,113
4.625% due 02/01/28 ~	100,000	94,250
Horizon Pharma Inc 6.625% due 05/01/23	200,000	202,250
Immucor Inc 11.125% due 02/15/22 ~	100,000	100,750
Ingles Markets Inc 5.750% due 06/15/23	100,000	99,000
inVentiv Group Holdings Inc 7.500% due 10/01/24 ~	57,000	59,993
Jaguar Holding Co II 6.375% due 08/01/23 ~	121,000	120,722
JBS USA LUX SA (Brazil)
5.750% due 06/15/25 ~	100,000	93,500
5.875% due 07/15/24 ~	250,000	239,687
6.750% due 02/15/28 ~	185,000	175,001
7.250% due 06/01/21 ~	100,000	101,500
Jurassic Holdings III Inc 6.875% due 02/15/21 ~	70,000	67,725
Kindred Healthcare Inc
6.375% due 04/15/22	100,000	103,500
8.000% due 01/15/20	170,000	183,007
Kinetic Concepts Inc
7.875% due 02/15/21 ~	107,000	108,739
12.500% due 11/01/21 ~	100,000	111,000
Kronos Acquisition Holdings Inc (Canada) 9.000% due 08/15/23 ~	160,000	144,400

	Principal Amount	Value
Lamb Weston Holdings Inc
4.625% due 11/01/24 ~	$145,000	$141,738
4.875% due 11/01/26 ~	75,000	73,125
Land O’Lakes Capital Trust 7.450% due 03/15/28 ~	43,000	48,375
Laureate Education Inc 8.250% due 05/01/25 ~	170,000	182,220
LifePoint Health Inc
5.375% due 05/01/24	50,000	48,313
5.500% due 12/01/21	135,000	135,338
5.875% due 12/01/23	135,000	134,831
LSC Communications Inc 8.750% due 10/15/23 ~	100,000	98,375
Magellan Health Inc 4.400% due 09/22/24	100,000	98,085
Mallinckrodt International Finance SA
4.750% due 04/15/23	68,000	57,290
4.875% due 04/15/20 ~	129,000	127,388
5.500% due 04/15/25 ~	128,000	103,040
5.625% due 10/15/23 ~	40,000	33,540
5.750% due 08/01/22 ~	110,000	99,550
Matterhorn Merger Sub LLC 8.500% due 06/01/26 ~	100,000	96,750
MEDNAX Inc 5.250% due 12/01/23 ~	165,000	162,112
Molina Healthcare Inc
4.875% due 06/15/25 ~	50,000	48,750
5.375% due 11/15/22	120,000	121,350
Monitronics International Inc 9.125% due 04/01/20	100,000	64,750
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	217,000	222,967
New Albertsons LP
7.450% due 08/01/29	100,000	81,500
7.750% due 06/15/26	100,000	87,000
Nielsen Finance LLC
4.500% due 10/01/20	50,000	50,125
5.000% due 04/15/22 ~	370,000	364,487
NVA Holdings Inc 6.875% due 04/01/26 ~	100,000	99,875
One Call Corp
7.500% due 07/01/24 ~	100,000	99,250
10.000% due 10/01/24 ~	100,000	86,875
Ortho-Clinical Diagnostics Inc 6.625% due 05/15/22 ~	250,000	245,625
Pilgrim’s Pride Corp
5.750% due 03/15/25 ~	146,000	140,525
5.875% due 09/30/27 ~	102,000	94,860
Pinnacle Foods Finance LLC 5.875% due 01/15/24	150,000	158,812
Polaris Intermediate Corp 8.500% PIK due 12/01/22 ~	218,000	225,630
Post Holdings Inc
5.000% due 08/15/26 ~	159,000	148,665
5.500% due 03/01/25 ~	195,000	190,856
5.625% due 01/15/28 ~	108,000	101,655
5.750% due 03/01/27 ~	305,000	295,087
Prestige Brands Inc
5.375% due 12/15/21 ~	100,000	100,375
6.375% due 03/01/24 ~	30,000	29,850
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	341,000	364,870
Quorum Health Corp 11.625% due 04/15/23	100,000	100,500
RegionalCare Hospital Partners Holdings Inc 8.250% due 05/01/23 ~	87,000	91,948
Rent-A-Center Inc 6.625% due 11/15/20	100,000	100,625

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-42

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Revlon Consumer Products Corp
5.750% due 02/15/21	$50,000	$37,625
6.250% due 08/01/24	100,000	56,500
Ritchie Bros Auctioneers Inc (Canada) 5.375% due 01/15/25 ~	70,000	68,075
RR Donnelley & Sons Co
6.500% due 11/15/23	100,000	99,000
7.875% due 03/15/21	100,000	102,000
Safeway Inc 7.250% due 02/01/31	150,000	140,250
Select Medical Corp 6.375% due 06/01/21	100,000	101,738
Service Corp International
4.625% due 12/15/27	53,000	50,196
5.375% due 05/15/24	315,000	323,269
Sigma Holdco BV (Netherlands) 7.875% due 05/15/26 ~	200,000	188,500
Simmons Foods Inc 5.750% due 11/01/24 ~	174,000	151,815
Sotera Health Topco Inc 8.125% Cash or 8.875% PIK due 11/01/21 ~	130,000	130,650
Sotheby’s 4.875% due 12/15/25 ~	100,000	96,250
Spectrum Brands Inc 5.750% due 07/15/25	299,000	296,757
Supervalu Inc
6.750% due 06/01/21	45,000	45,999
7.750% due 11/15/22	50,000	51,625
Surgery Center Holdings Inc 6.750% due 07/01/25 ~	100,000	95,375
Team Health Holdings Inc 6.375% due 02/01/25 ~	200,000	173,000
Teleflex Inc
4.625% due 11/15/27	156,000	148,005
5.250% due 06/15/24	50,000	51,750
Tenet Healthcare Corp
4.375% due 10/01/21	167,000	165,121
4.500% due 04/01/21	51,000	50,745
4.625% due 07/15/24 ~	340,000	323,323
4.750% due 06/01/20	100,000	100,750
5.125% due 05/01/25 ~	300,000	286,312
6.000% due 10/01/20	100,000	103,125
6.750% due 02/01/20	100,000	103,000
6.750% due 06/15/23	278,000	277,652
7.000% due 08/01/25 ~	145,000	144,456
7.500% due 01/01/22 ~	150,000	156,562
8.125% due 04/01/22	411,000	430,522
Tesco PLC (United Kingdom) 6.150% due 11/15/37 ~	105,000	112,466
The ADT Corp
3.500% due 07/15/22	150,000	141,150
4.875% due 07/15/32 ~	100,000	78,750
5.250% due 03/15/20	200,000	204,000
6.250% due 10/15/21	100,000	104,000
The Brink’s Co 4.625% due 10/15/27 ~	97,000	89,968
The Fresh Market Inc 9.750% due 05/01/23 ~	100,000	64,000
The Hertz Corp
5.500% due 10/15/24 ~	145,000	114,731
5.875% due 10/15/20	200,000	196,500
7.625% due 06/01/22 ~	230,000	221,375
The Nielsen Co Luxembourg SARL
5.000% due 02/01/25 ~	100,000	95,500
5.500% due 10/01/21 ~	88,000	88,660
The ServiceMaster Co LLC 5.125% due 11/15/24 ~	95,000	92,388
TreeHouse Foods Inc
4.875% due 03/15/22	100,000	100,625
6.000% due 02/15/24 ~	115,000	118,048

	Principal Amount	Value
United Rentals North America Inc
4.625% due 07/15/23	$300,000	$300,375
4.625% due 10/15/25	85,000	81,175
4.875% due 01/15/28	215,000	200,219
5.500% due 07/15/25	100,000	101,125
5.500% due 05/15/27	110,000	106,975
5.875% due 09/15/26	170,000	171,912
Universal Hospital Services Inc 7.625% due 08/15/20	100,000	100,125
US Foods Inc 5.875% due 06/15/24 ~	143,000	146,218
Valeant Pharmaceuticals International
6.750% due 08/15/21 ~	100,000	101,125
7.250% due 07/15/22 ~	100,000	102,416
8.500% due 01/31/27 ~	80,000	81,400
9.250% due 04/01/26 ~	285,000	296,756
Valeant Pharmaceuticals International Inc
5.500% due 11/01/25 ~	246,000	243,355
5.625% due 12/01/21 ~	250,000	246,875
5.875% due 05/15/23 ~	350,000	330,094
6.125% due 04/15/25 ~	400,000	370,000
6.500% due 03/15/22 ~	190,000	197,362
7.000% due 03/15/24 ~	255,000	267,671
7.500% due 07/15/21 ~	487,000	495,522
9.000% due 12/15/25 ~	339,000	352,984
Vector Group Ltd 6.125% due 02/01/25 ~	110,000	106,563
Vizient Inc 10.375% due 03/01/24 ~	60,000	66,450
Weight Watchers International Inc 8.625% due 12/01/25 ~	75,000	82,496
WellCare Health Plans Inc 5.250% due 04/01/25	225,000	224,437
West Street Merger Sub Inc 6.375% due 09/01/25 ~	107,000	102,720

		31,983,571

Diversified - 0.1%

HRG Group Inc 7.750% due 01/15/22	100,000	103,000
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	92,500

		195,500

Energy - 14.3%

Aker BP ASA (Norway) 5.875% due 03/31/25 ~	150,000	155,025
Alta Mesa Holdings LP 7.875% due 12/15/24	30,000	31,950
Antero Midstream Partners LP 5.375% due 09/15/24	100,000	101,250
Antero Resources Corp
5.000% due 03/01/25	100,000	100,000
5.125% due 12/01/22	200,000	201,500
5.375% due 11/01/21	75,000	76,219
5.625% due 06/01/23	100,000	101,750
Archrock Partners LP 6.000% due 10/01/22	100,000	99,500
Ascent Resources Utica Holdings LLC 10.000% due 04/01/22 ~	220,000	243,100
Baytex Energy Corp (Canada) 5.625% due 06/01/24 ~	120,000	113,100
Berry Petroleum Co LLC 7.000% due 02/15/26 ~	100,000	102,500
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	128,000	129,920
Bristow Group Inc 6.250% due 10/15/22	50,000	39,125
8.750% due 03/01/23 ~	100,000	98,000
Buckeye Partners LP 6.375% due 01/22/78	100,000	89,458

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-43

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Calfrac Holdings LP (Canada) 8.500% due 06/15/26 ~	$105,000	$105,656
California Resources Corp 8.000% due 12/15/22 ~	385,000	351,312
Callon Petroleum Co 6.125% due 10/01/24	50,000	50,875
Calumet Specialty Products Partners LP 6.500% due 04/15/21	190,000	190,000
Canadian Oil Sands Ltd (Canada) 4.500% due 04/01/22 ~	200,000	203,712
Carrizo Oil & Gas Inc 6.250% due 04/15/23	170,000	172,975
Centennial Resource Production LLC 5.375% due 01/15/26 ~	75,000	73,125
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27	190,000	189,050
5.875% due 03/31/25	235,000	245,281
7.000% due 06/30/24	200,000	218,750
Cheniere Energy Partners LP 5.250% due 10/01/25 ~	167,000	163,318
Chesapeake Energy Corp
4.875% due 04/15/22	100,000	96,500
5.750% due 03/15/23	300,000	285,000
6.625% due 08/15/20	75,000	77,438
8.000% due 12/15/22 ~	221,000	232,812
8.000% due 01/15/25	222,000	226,651
8.000% due 06/15/27	188,000	191,760
CNX Midstream Partners LP 6.500% due 03/15/26 ~	100,000	97,500
CNX Resources Corp
5.875% due 04/15/22	150,000	151,153
8.000% due 04/01/23	30,000	31,904
Comstock Resources Inc 10.000% Cash or 12.250% PIK due 03/15/20	100,000	105,000
CONSOL Energy Inc 11.000% due 11/15/25 ~	100,000	110,250
Covey Park Energy LLC 7.500% due 05/15/25 ~	131,000	134,275
Crestwood Midstream Partners LP
5.750% due 04/01/25	85,000	85,213
6.250% due 04/01/23	100,000	102,500
CrownRock LP 5.625% due 10/15/25 ~	294,000	284,445
CSI Compressco LP
7.250% due 08/15/22	50,000	46,000
7.500% due 04/01/25 ~	100,000	100,875
CVR Refining LLC 6.500% due 11/01/22	100,000	102,500
DCP Midstream Operating LP
3.875% due 03/15/23	200,000	193,750
5.350% due 03/15/20 ~	200,000	204,250
5.600% due 04/01/44	100,000	94,750
5.850% due 05/21/43 ~	100,000	92,000
Denbury Resources Inc
5.500% due 05/01/22	100,000	92,500
9.000% due 05/15/21 ~	55,000	58,421
9.250% due 03/31/22 ~	100,000	106,250
Diamond Offshore Drilling Inc
4.875% due 11/01/43	200,000	145,000
5.700% due 10/15/39	75,000	60,375
7.875% due 08/15/25	58,000	60,320
Diamondback Energy Inc
4.750% due 11/01/24	60,000	58,725
5.375% due 05/31/25 ~	30,000	30,038
5.375% due 05/31/25	100,000	100,375
Eclipse Resources Corp 8.875% due 07/15/23	100,000	95,250
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	92,000	89,470
5.750% due 01/30/28 ~	92,000	90,045

	Principal Amount	Value
Energy Transfer Equity LP
4.250% due 03/15/23	$148,000	$143,191
5.500% due 06/01/27	95,000	95,237
5.875% due 01/15/24	200,000	205,500
7.500% due 10/15/20	145,000	154,969
Energy Ventures Gom LLC 11.000% due 02/15/23 ~	112,000	118,440
Ensco PLC
4.500% due 10/01/24	100,000	82,750
5.200% due 03/15/25	100,000	83,375
5.750% due 10/01/44	125,000	88,750
7.750% due 02/01/26	200,000	189,690
8.000% due 01/31/24	75,000	75,750
EP Energy LLC
7.750% due 05/15/26 ~	205,000	210,125
8.000% due 11/29/24 ~	80,000	81,200
8.000% due 02/15/25 ~	240,000	187,200
9.375% due 05/01/24 ~	200,000	165,000
Extraction Oil & Gas Inc
5.625% due 02/01/26 ~	155,000	148,616
7.375% due 05/15/24 ~	50,000	52,625
Foresight Energy LLC 11.500% due 04/01/23 ~	50,000	44,500
Genesis Energy LP
6.000% due 05/15/23	150,000	147,937
6.500% due 10/01/25	170,000	164,050
6.750% due 08/01/22	100,000	101,500
Great Western Petroleum LLC 9.000% due 09/30/21 ~	50,000	51,500
Gulfport Energy Corp
6.000% due 10/15/24	135,000	130,612
6.375% due 05/15/25	150,000	146,437
6.375% due 01/15/26	65,000	62,563
Halcon Resources Corp 6.750% due 02/15/25	75,000	70,500
Hess Infrastructure Partners LP 5.625% due 02/15/26 ~	100,000	100,250
HighPoint Operating Corp 8.750% due 06/15/25	150,000	161,250
Hilcorp Energy I LP
5.000% due 12/01/24 ~	105,000	102,375
5.750% due 10/01/25 ~	67,000	67,168
Holly Energy Partners LP 6.000% due 08/01/24 ~	178,000	180,670
Indigo Natural Resources LLC 6.875% due 02/15/26 ~	95,000	92,387
Jagged Peak Energy LLC 5.875% due 05/01/26 ~	140,000	137,550
Jonah Energy LLC 7.250% due 10/15/25 ~	81,000	65,813
Jones Energy Holdings LLC
6.750% due 04/01/22	40,000	25,000
9.250% due 03/15/23 ~	100,000	100,500
Jupiter Resources Inc (Canada) 8.500% due 10/01/22 ~	150,000	61,875
KCA Deutag UK Finance PLC (United Kingdom) 9.875% due 04/01/22 ~	200,000	207,698
Laredo Petroleum Inc 5.625% due 01/15/22	100,000	99,125
Legacy Reserves LP 6.625% due 12/01/21	100,000	80,000
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	99,250
Matador Resources Co 6.875% due 04/15/23	100,000	105,000
McDermott Technology Americas Inc 10.625% due 05/01/24 ~	230,000	240,350
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	100,000	93,875
6.500% due 01/15/25 ~	145,000	145,181
7.000% due 03/31/24 ~	150,000	140,812

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-44

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	$150,000	$147,136
Murphy Oil Corp
5.750% due 08/15/25	352,000	351,894
6.875% due 08/15/24	60,000	63,150
Murphy Oil USA Inc 5.625% due 05/01/27	100,000	98,125
6.000% due 08/15/23	37,000	38,018
Murray Energy Corp 11.250% due 04/15/21 ~	150,000	89,250
Nabors Industries Inc
5.500% due 01/15/23	400,000	384,400
5.750% due 02/01/25 ~	85,000	80,538
Neptune Energy Bondco PLC (United Kingdom) 6.625% due 05/15/25 ~	200,000	195,000
Newfield Exploration Co
5.375% due 01/01/26	127,000	130,492
5.625% due 07/01/24	156,000	165,165
5.750% due 01/30/22	100,000	104,625
NGPL PipeCo LLC
4.375% due 08/15/22 ~	90,000	89,438
4.875% due 08/15/27 ~	85,000	84,256
7.768% due 12/15/37 ~	100,000	118,000
Noble Holding International Ltd (United Kingdom)
5.250% due 03/15/42	100,000	69,500
7.750% due 01/15/24	101,000	96,202
7.875% due 02/01/26 ~	140,000	144,375
7.950% due 04/01/25	250,000	233,750
NuStar Logistics LP
4.750% due 02/01/22	100,000	98,000
5.625% due 04/28/27	130,000	126,262
6.750% due 02/01/21	100,000	105,000
Oasis Petroleum Inc
6.250% due 05/01/26 ~	100,000	101,125
6.875% due 03/15/22	165,000	168,252
Oceaneering International Inc 4.650% due 11/15/24	100,000	95,616
Parker Drilling Co
6.750% due 07/15/22	50,000	36,750
7.500% due 08/01/20	100,000	84,000
Parkland Fuel Corp (Canada) 6.000% due 04/01/26 ~	75,000	74,063
Parsley Energy LLC
5.375% due 01/15/25 ~	235,000	234,412
5.625% due 10/15/27 ~	75,000	74,625
Pattern Energy Group Inc 5.875% due 02/01/24 ~	50,000	50,125
PBF Holding Co LLC
7.000% due 11/15/23	55,000	57,200
7.250% due 06/15/25	125,000	131,719
PBF Logistics LP 6.875% due 05/15/23	62,000	62,853
PDC Energy Inc
5.750% due 05/15/26 ~	75,000	75,094
6.125% due 09/15/24	50,000	51,250
Peabody Energy Corp
6.000% due 03/31/22 ~	85,000	86,381
6.375% due 03/31/25 ~	40,000	41,250
Pioneer Energy Services Corp 6.125% due 03/15/22	50,000	47,750
Precision Drilling Corp (Canada)
5.250% due 11/15/24	50,000	47,500
7.125% due 01/15/26 ~	100,000	102,950
7.750% due 12/15/23	100,000	105,750
Puma International Financing SA (Singapore) 5.000% due 01/24/26 ~	200,000	184,041

	Principal Amount	Value
QEP Resources Inc
5.250% due 05/01/23	$109,000	$107,092
5.625% due 03/01/26	221,000	211,884
Range Resources Corp
4.875% due 05/15/25	88,000	82,940
5.000% due 03/15/23	160,000	156,240
5.875% due 07/01/22	150,000	152,625
Resolute Energy Corp 8.500% due 05/01/20	100,000	100,000
Rockies Express Pipeline LLC
5.625% due 04/15/20 ~	100,000	102,875
6.875% due 04/15/40 ~	100,000	114,500
Rowan Cos Inc
4.875% due 06/01/22	300,000	285,000
7.375% due 06/15/25	35,000	34,038
RSP Permian Inc
5.250% due 01/15/25	100,000	107,400
6.625% due 10/01/22	65,000	68,458
Sable Permian Resources Land LLC
7.375% due 11/01/21 ~	200,000	123,000
13.000% due 11/30/20 ~	75,000	83,250
Sanchez Energy Corp
6.125% due 01/15/23	200,000	136,500
7.250% due 02/15/23 ~	90,000	89,438
7.750% due 06/15/21	63,000	54,023
SemGroup Corp
5.625% due 11/15/23	150,000	142,125
7.250% due 03/15/26	50,000	49,250
SESI LLC
7.125% due 12/15/21	139,000	141,606
7.750% due 09/15/24	70,000	72,188
Seven Generations Energy Ltd (Canada)
5.375% due 09/30/25 ~	96,000	92,520
6.750% due 05/01/23 ~	50,000	52,000
6.875% due 06/30/23 ~	100,000	103,625
SM Energy Co
5.000% due 01/15/24	100,000	95,125
5.625% due 06/01/25	113,000	109,610
6.500% due 01/01/23	100,000	101,500
6.750% due 09/15/26	60,000	60,450
Southwestern Energy Co
4.100% due 03/15/22	50,000	48,000
6.700% due 01/23/25	100,000	98,250
7.500% due 04/01/26	220,000	228,800
7.750% due 10/01/27	80,000	83,200
SRC Energy Inc 6.250% due 12/01/25 ~	71,000	71,266
Summit Midstream Holdings LLC
5.500% due 08/15/22	100,000	98,750
5.750% due 04/15/25	75,000	71,625
SunCoke Energy Partners LP 7.500% due 06/15/25 ~	183,000	187,117
Sunoco LP
4.875% due 01/15/23 ~	155,000	149,187
5.500% due 02/15/26 ~	165,000	156,750
Tallgrass Energy Partners LP
5.500% due 09/15/24 ~	95,000	97,375
5.500% due 01/15/28 ~	163,000	161,370
Targa Resources Partners LP
4.125% due 11/15/19	75,000	75,188
4.250% due 11/15/23	50,000	48,125
5.000% due 01/15/28 ~	150,000	139,875
5.125% due 02/01/25	150,000	148,500
5.250% due 05/01/23	77,000	77,193
5.375% due 02/01/27	87,000	84,608
5.875% due 04/15/26 ~	90,000	90,787
6.750% due 03/15/24	100,000	105,250
Teine Energy Ltd (Canada) 6.875% due 09/30/22 ~	50,000	50,750

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-45

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
TerraForm Power Operating LLC
4.250% due 01/31/23 ~	$60,000	$58,050
5.000% due 01/31/28 ~	41,000	39,001
6.625% due 06/15/25 ~	150,000	160,312
The Williams Cos Inc
4.550% due 06/24/24	400,000	402,000
5.750% due 06/24/44	100,000	103,875
8.750% due 03/15/32	100,000	129,435
TransMontaigne Partners LP 6.125% due 02/15/26	50,000	50,750
Transocean Guardian Ltd 5.875% due 01/15/24 # ~	125,000	124,375
Transocean Inc
5.800% due 10/15/22	200,000	198,940
6.800% due 03/15/38	250,000	204,375
7.500% due 01/15/26 ~	57,000	58,033
8.375% due 12/15/21	50,000	53,750
9.000% due 07/15/23 ~	250,000	270,000
Transocean Phoenix 2 Ltd 7.750% due 10/15/24 ~	85,000	91,375
Transocean Proteus Ltd 6.250% due 12/01/24 ~	85,000	86,169
Trinidad Drilling Ltd (Canada) 6.625% due 02/15/25 ~	100,000	96,750
Ultra Resources Inc
6.875% due 04/15/22 ~	145,000	110,562
7.125% due 04/15/25 ~	35,000	24,763
Unit Corp 6.625% due 05/15/21	75,000	75,188
USA Compression Partners LP 6.875% due 04/01/26 ~	135,000	140,231
Vermilion Energy Inc (Canada) 5.625% due 03/15/25 ~	50,000	49,875
Vine Oil & Gas LP 8.750% due 04/15/23 ~	100,000	92,750
Warrior Met Coal Inc 8.000% due 11/01/24 ~	125,000	129,375
Weatherford International LLC 9.875% due 03/01/25 ~	90,000	90,900
Weatherford International Ltd
7.000% due 03/15/38	300,000	240,750
7.750% due 06/15/21	483,000	498,697
9.875% due 02/15/24	90,000	91,321
Whiting Petroleum Corp
5.750% due 03/15/21	130,000	133,181
6.250% due 04/01/23	200,000	205,500
6.625% due 01/15/26 ~	74,000	76,405
WildHorse Resource Development Corp 6.875% due 02/01/25	79,000	80,975
WPX Energy Inc
5.250% due 09/15/24	173,000	171,054
5.750% due 06/01/26	125,000	125,469
6.000% due 01/15/22	20,000	20,900
8.250% due 08/01/23	140,000	159,250

		27,858,738

Financial - 10.4%

Acrisure LLC 7.000% due 11/15/25 ~	125,000	114,062
Alliance Data Systems Corp
5.375% due 08/01/22 ~	100,000	100,987
5.875% due 11/01/21 ~	75,000	76,688
Alliant Holdings Intermediate LLC 8.250% due 08/01/23 ~	150,000	155,231
Ally Financial Inc
4.125% due 03/30/20	400,000	401,500
4.125% due 02/13/22	200,000	196,940
5.125% due 09/30/24	100,000	102,000
5.750% due 11/20/25	150,000	153,375
8.000% due 03/15/20	100,000	107,125
8.000% due 11/01/31	425,000	507,750

	Principal Amount	Value
American Equity Investment Life Holding Co 5.000% due 06/15/27	$100,000	$97,734
Ardonagh Midco 3 PLC (United Kingdom) 8.625% due 07/15/23 ~	200,000	204,000
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	130,000	108,550
AssuredPartners Inc 7.000% due 08/15/25 ~	64,000	61,760
Barclays PLC (United Kingdom)
4.375% due 09/11/24	200,000	194,576
4.836% due 05/09/28	300,000	283,543
5.200% due 05/12/26	400,000	393,774
BPCE SA (France) 12.500% due 09/30/19 ~	100,000	109,750
CBL & Associates LP REIT 5.950% due 12/15/26	250,000	210,811
CIT Group Inc
4.125% due 03/09/21	45,000	44,831
5.000% due 08/15/22	83,000	84,141
5.000% due 08/01/23	200,000	202,820
5.250% due 03/07/25	40,000	40,400
5.375% due 05/15/20	100,000	102,875
6.125% due 03/09/28	70,000	72,100
CNO Financial Group Inc 5.250% due 05/30/25	140,000	139,650
Compass Group Diversified Holdings LLC 8.000% due 05/01/26 ~	50,000	49,000
Cooke Omega Investments Inc (Canada) 8.500% due 12/15/22 ~	50,000	50,750
CoreCivic Inc REIT
4.125% due 04/01/20	100,000	100,250
4.750% due 10/15/27	60,000	54,600
Credit Acceptance Corp
6.125% due 02/15/21	50,000	50,438
7.375% due 03/15/23	50,000	51,875
Credit Agricole SA (France) 8.375% due 10/13/19 ~	100,000	104,500
Crescent Communities LLC 8.875% due 10/15/21 ~	85,000	90,100
CTR Partnership LP REIT 5.250% due 06/01/25	50,000	48,375
CyrusOne LP REIT
5.000% due 03/15/24	120,000	120,300
5.375% due 03/15/27	79,000	78,605
Deutsche Bank AG (Germany)
4.296% due 05/24/28	400,000	360,354
4.500% due 04/01/25	100,000	91,308
4.875% due 12/01/32	200,000	171,354
Dresdner Funding Trust I (Germany) 8.151% due 06/30/31 ~	100,000	124,997
E*TRADE Financial Corp 5.875% due 09/15/26	100,000	102,000
Enova International Inc 9.750% due 06/01/21	83,000	87,773
Equinix Inc REIT
5.375% due 01/01/22	65,000	67,113
5.375% due 04/01/23	100,000	102,862
5.375% due 05/15/27	275,000	275,000
5.750% due 01/01/25	100,000	101,220
5.875% due 01/15/26	165,000	167,557
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	200,000	193,500
FBM Finance Inc 8.250% due 08/15/21 ~	30,000	31,388
FelCor Lodging LP REIT 6.000% due 06/01/25	75,000	77,250
Fidelity & Guaranty Life Holdings Inc 5.500% due 05/01/25 ~	55,000	53,763
Five Point Operating Co LP 7.875% due 11/15/25 ~	100,000	102,125

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-46

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Freedom Mortgage Corp
8.125% due 11/15/24 ~	$150,000	$145,875
8.250% due 04/15/25 ~	50,000	49,375
Genworth Holdings Inc
4.900% due 08/15/23	150,000	132,000
7.625% due 09/24/21	250,000	256,530
goeasy Ltd (Canada) 7.875% due 11/01/22 ~	50,000	53,000
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	80,000	77,800
HUB International Ltd 7.000% due 05/01/26 ~	95,000	94,050
Hunt Cos Inc 6.250% due 02/15/26 ~	80,000	74,800
Icahn Enterprises LP
5.875% due 02/01/22	200,000	200,790
6.000% due 08/01/20	140,000	141,837
6.250% due 02/01/22	275,000	281,187
6.375% due 12/15/25	100,000	100,375
Intesa Sanpaolo SPA (Italy)
5.017% due 06/26/24 ~	200,000	181,691
5.710% due 01/15/26 ~	400,000	366,179
Iron Mountain Inc REIT
4.375% due 06/01/21 ~	63,000	63,059
4.875% due 09/15/27 ~	125,000	115,781
5.250% due 03/15/28 ~	174,000	161,890
5.750% due 08/15/24	100,000	98,750
6.000% due 08/15/23	96,000	98,400
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	100,000	95,500
iStar Inc REIT
4.625% due 09/15/20	100,000	98,750
5.000% due 07/01/19	40,000	39,925
5.250% due 09/15/22	100,000	97,500
6.000% due 04/01/22	100,000	100,250
Jefferies Finance LLC
7.375% due 04/01/20 ~	222,000	224,160
7.500% due 04/15/21 ~	10,000	10,200
Kennedy-Wilson Inc
5.875% due 04/01/24 ~	50,000	48,750
5.875% due 04/01/24	170,000	165,750
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/22 ~	65,000	65,163
5.250% due 10/01/25 ~	100,000	94,105
Liberty Mutual Group Inc 10.750% due 06/15/88 ~	100,000	149,250
Lions Gate Capital Holdings LLC 5.875% due 11/01/24 ~	90,000	91,547
LPL Holdings Inc 5.750% due 09/15/25 ~	230,000	224,250
MGM Growth Properties Operating Partnership LP REIT
4.500% due 09/01/26	50,000	46,688
4.500% due 01/15/28	100,000	91,250
5.625% due 05/01/24	121,000	123,117
MPT Operating Partnership LP REIT
5.000% due 10/15/27	220,000	210,650
5.250% due 08/01/26	50,000	49,250
6.375% due 03/01/24	100,000	105,250
Nationstar Mortgage LLC
6.500% due 07/01/21	75,000	74,978
7.875% due 10/01/20	100,000	100,625
Navient Corp
5.500% due 01/25/23	200,000	197,250
5.625% due 08/01/33	200,000	170,000
5.875% due 03/25/21	300,000	305,625
6.125% due 03/25/24	100,000	99,250
6.500% due 06/15/22	121,000	124,025
6.625% due 07/26/21	45,000	46,337
6.750% due 06/25/25	85,000	84,363

	Principal Amount	Value
6.750% due 06/15/26	$100,000	$97,970
7.250% due 09/25/23	100,000	105,250
8.000% due 03/25/20	250,000	264,375
NFP Corp 6.875% due 07/15/25 ~	108,000	106,380
Ocwen Loan Servicing LLC 8.375% due 11/15/22 ~	75,000	77,813
Oxford Finance LLC 6.375% due 12/15/22 ~	25,000	25,438
Provident Funding Associates LP 6.375% due 06/15/25 ~	25,000	24,401
QCP SNF West REIT 8.125% due 11/01/23 ~	130,000	141,297
Quicken Loans Inc
5.250% due 01/15/28 ~	200,000	185,210
5.750% due 05/01/25 ~	167,000	164,291
Radian Group Inc
4.500% due 10/01/24	100,000	97,000
5.250% due 06/15/20	59,000	59,738
RBS Capital Trust II (United Kingdom) 6.425% due 01/03/34	100,000	119,250
Realogy Group LLC
4.875% due 06/01/23 ~	100,000	94,500
5.250% due 12/01/21 ~	100,000	99,875
RHP Hotel Properties LP REIT
5.000% due 04/15/21	50,000	50,375
5.000% due 04/15/23	100,000	99,750
Royal Bank of Scotland Group PLC (United Kingdom)
5.125% due 05/28/24	250,000	252,389
6.000% due 12/19/23	400,000	420,087
6.100% due 06/10/23	150,000	158,096
6.125% due 12/15/22	370,000	389,654
7.648% due 09/30/31	50,000	62,875
SBA Communications Corp REIT
4.000% due 10/01/22 ~	100,000	96,125
4.875% due 07/15/22	100,000	99,375
4.875% due 09/01/24	200,000	191,808
Springleaf Finance Corp
5.250% due 12/15/19	100,000	101,500
5.625% due 03/15/23	125,000	124,650
6.125% due 05/15/22	190,000	194,750
6.875% due 03/15/25	270,000	268,650
7.125% due 03/15/26	135,000	134,662
7.750% due 10/01/21	25,000	26,969
8.250% due 12/15/20	225,000	243,562
Standard Chartered PLC (United Kingdom) 7.014% due 07/30/37 ~	100,000	106,250
Starwood Property Trust Inc REIT
3.625% due 02/01/21 ~	60,000	58,800
4.750% due 03/15/25 ~	88,000	84,700
5.000% due 12/15/21	105,000	106,050
Stearns Holdings LLC 9.375% due 08/15/20 ~	50,000	50,250
Synovus Financial Corp 5.750% due 12/15/25	50,000	51,875
Tempo Acquisition LLC 6.750% due 06/01/25 ~	70,000	67,375
The GEO Group Inc REIT
5.125% due 04/01/23	100,000	98,500
5.875% due 10/15/24	150,000	148,500
The Howard Hughes Corp 5.375% due 03/15/25 ~	160,000	157,400
TMX Finance LLC 11.125% due 04/01/23 ~	100,000	101,875
Travelport Corporate Finance PLC 6.000% due 03/15/26 ~	130,000	131,300
UniCredit SPA (Italy) 5.861% due 06/19/32 ~	200,000	178,571

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-47

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Uniti Group LP REIT
6.000% due 04/15/23 ~	$100,000	$96,688
7.125% due 12/15/24 ~	150,000	138,000
8.250% due 10/15/23	164,000	157,473
USIS Merger Sub Inc 6.875% due 05/01/25 ~	105,000	104,737
VFH Parent LLC 6.750% due 06/15/22 ~	165,000	171,394
VICI Properties 1 LLC REIT 8.000% due 10/15/23	97,500	108,712
Voya Financial Inc
4.700% due 01/23/48 ~	100,000	89,125
5.650% due 05/15/53	100,000	100,750
Wand Merger Corp
8.125% due 07/15/23 ~	70,000	71,138
9.125% due 07/15/26 ~	80,000	81,000
WeWork Cos Inc 7.875% due 05/01/25 ~	80,000	77,000

		20,317,985

Industrial - 10.0%

Advanced Disposal Services Inc 5.625% due 11/15/24 ~	100,000	99,750
AECOM
5.125% due 03/15/27	165,000	155,925
5.875% due 10/15/24	100,000	103,625
AECOM Global II LLC 5.000% due 04/01/22	50,000	50,990
AerCap Global Aviation Trust (Ireland) 6.500% due 06/15/45 ~	200,000	207,000
American Woodmark Corp 4.875% due 03/15/26 ~	100,000	95,000
Amsted Industries Inc 5.000% due 03/15/22 ~	100,000	100,375
Apex Tool Group LLC 9.000% due 02/15/23 ~	100,000	97,000
Arconic Inc
5.125% due 10/01/24	275,000	273,981
5.400% due 04/15/21	150,000	154,687
5.900% due 02/01/27	50,000	50,625
5.950% due 02/01/37	100,000	97,000
6.150% due 08/15/20	250,000	260,937
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23	200,000	201,000
Ardagh Packaging Finance PLC (Ireland)
4.250% due 09/15/22 ~	200,000	196,750
4.625% due 05/15/23 ~	200,000	198,250
6.000% due 02/15/25 ~	200,000	195,250
7.250% due 05/15/24 ~	250,000	260,937
ATS Automation Tooling Systems Inc (Canada) 6.500% due 06/15/23 ~	86,000	87,935
Avolon Holdings Funding Ltd (Ireland) 5.500% due 01/15/23 ~	80,000	80,000
Ball Corp
4.000% due 11/15/23	71,000	68,937
4.375% due 12/15/20	60,000	60,675
4.875% due 03/15/26	265,000	264,669
5.000% due 03/15/22	100,000	103,125
5.250% due 07/01/25	190,000	194,512
BBA US Holdings Inc 5.375% due 05/01/26 ~	65,000	65,407
Berry Global Inc
4.500% due 02/15/26 ~	50,000	46,750
5.125% due 07/15/23	125,000	124,375
5.500% due 05/15/22	100,000	101,015
BlueLine Rental Finance Corp 9.250% due 03/15/24 ~	250,000	266,600
BMC East LLC 5.500% due 10/01/24 ~	100,000	97,250

	Principal Amount	Value
Boise Cascade Co 5.625% due 09/01/24 ~	$100,000	$100,750
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	100,000	100,875
6.000% due 10/15/22 ~	100,000	100,095
6.125% due 01/15/23 ~	125,000	125,937
7.500% due 12/01/24 ~	264,000	278,520
7.500% due 03/15/25 ~	200,000	209,250
7.750% due 03/15/20 ~	100,000	105,875
8.750% due 12/01/21 ~	300,000	331,500
Brand Industrial Services Inc 8.500% due 07/15/25 ~	167,000	169,714
Builders FirstSource Inc 5.625% due 09/01/24 ~	75,000	73,406
BWAY Holding Co
5.500% due 04/15/24 ~	185,000	180,837
7.250% due 04/15/25 ~	205,000	200,387
BWX Technologies Inc 5.375% due 07/15/26 ~	100,000	101,500
CIMPOR Financial Operations BV (Brazil) 5.750% due 07/17/24 ~	200,000	161,000
Clean Harbors Inc
5.125% due 06/01/21	153,000	153,956
5.250% due 08/01/20	43,000	43,215
Cleaver-Brooks Inc 7.875% due 03/01/23 ~	90,000	92,925
Cloud Crane LLC 10.125% due 08/01/24 ~	65,000	70,038
Core & Main LP 6.125% due 08/15/25 ~	110,000	104,775
Covanta Holding Corp
5.875% due 03/01/24	50,000	49,375
5.875% due 07/01/25	100,000	96,750
6.375% due 10/01/22	100,000	102,375
CPG Merger Sub LLC 8.000% due 10/01/21 ~	50,000	50,750
Crown Americas LLC
4.250% due 09/30/26	100,000	91,750
4.500% due 01/15/23	112,000	110,040
4.750% due 02/01/26 ~	205,000	195,262
Energizer Gamma Acquisition Inc 6.375% due 07/15/26 # ~	100,000	101,875
Energizer Holdings Inc 5.500% due 06/15/25 ~	163,000	160,555
EnPro Industries Inc 5.875% due 09/15/22	50,000	51,250
Flex Acquisition Co Inc
6.875% due 01/15/25 ~	45,000	43,538
7.875% due 07/15/26 ~	110,000	109,846
Fly Leasing Ltd (Ireland) 6.375% due 10/15/21	200,000	206,750
Fortress Transportation & Infrastructure Investors LLC 6.750% due 03/15/22 ~	180,000	184,725
FXI Holdings Inc 7.875% due 11/01/24 ~	75,000	73,500
Gates Global LLC 6.000% due 07/15/22 ~	124,000	125,860
GFL Environmental Inc (Canada) 5.375% due 03/01/23 ~	90,000	83,475
Global Ship Lease Inc (United Kingdom) 9.875% due 11/15/22 ~	200,000	198,000
Graphic Packaging International LLC
4.125% due 08/15/24	100,000	96,510
4.750% due 04/15/21	50,000	50,750
Greif Inc 7.750% due 08/01/19	50,000	52,000
Griffon Corp 5.250% due 03/01/22	167,000	163,101
Grinding Media Inc 7.375% due 12/15/23 ~	140,000	146,300

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-48

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Hardwoods Acquisition Inc 7.500% due 08/01/21 ~	$100,000	$93,250
Hornbeck Offshore Services Inc 5.000% due 03/01/21	100,000	66,000
Hulk Finance Corp (Canada) 7.000% due 06/01/26 ~	100,000	96,000
Ingram Micro Inc 5.450% due 12/15/24	100,000	99,088
Itron Inc 5.000% due 01/15/26 ~	25,000	23,805
James Hardie International Finance DAC (Ireland) 4.750% due 01/15/25 ~	200,000	196,000
Jeld-Wen Inc 4.625% due 12/15/25 ~	100,000	95,500
JPW Industries Holding Corp 9.000% due 10/01/24 ~	50,000	52,125
KLX Inc 5.875% due 12/01/22 ~	175,000	182,437
Koppers Inc 6.000% due 02/15/25 ~	100,000	100,250
Kratos Defense & Security Solutions Inc 6.500% due 11/30/25 ~	50,000	51,938
Leonardo US Holdings Inc (Italy) 6.250% due 01/15/40 ~	150,000	162,750
Louisiana-Pacific Corp 4.875% due 09/15/24	45,000	44,325
Masonite International Corp 5.625% due 03/15/23 ~	79,000	81,149
MasTec Inc 4.875% due 03/15/23	100,000	97,625
Michael Baker International LLC 8.750% due 03/01/23 ~	50,000	49,000
Mueller Water Products Inc 5.500% due 06/15/26 ~	100,000	101,000
Multi-Color Corp
4.875% due 11/01/25 ~	53,000	49,489
6.125% due 12/01/22 ~	100,000	102,750
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	50,000	41,313
Navios Maritime Holdings Inc (Greece) 7.375% due 01/15/22 ~	107,000	81,788
Neovia Logistics Services LLC 8.875% due 08/01/20 ~	100,000	85,500
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	125,000	133,437
Norbord Inc (Canada) 6.250% due 04/15/23 ~	100,000	104,760
Northrop Grumman Innovation Systems Inc 5.500% due 10/01/23	100,000	104,795
Novelis Corp
5.875% due 09/30/26 ~	175,000	168,000
6.250% due 08/15/24 ~	205,000	205,512
Owens-Brockway Glass Container Inc
5.000% due 01/15/22 ~	100,000	100,000
5.375% due 01/15/25 ~	48,000	46,980
5.875% due 08/15/23 ~	160,000	162,400
Pactiv LLC 7.950% due 12/15/25	100,000	110,000
Park Aerospace Holdings Ltd (Ireland)
4.500% due 03/15/23 ~	238,000	226,647
5.250% due 08/15/22 ~	285,000	283,222
5.500% due 02/15/24 ~	135,000	133,622
Pioneer Holdings LLC 9.000% due 11/01/22 ~	50,000	51,750
Pisces Midco Inc 8.000% due 04/15/26 ~	45,000	43,506
Plastipak Holdings Inc 6.250% due 10/15/25 ~	50,000	46,250
RBS Global Inc 4.875% due 12/15/25 ~	76,000	71,820

	Principal Amount	Value
Reynolds Group Issuer Inc
5.125% due 07/15/23 ~	$205,500	$203,188
5.750% due 10/15/20	324,651	326,274
6.875% due 02/15/21	51,981	52,695
7.000% due 07/15/24 ~	225,000	230,203
Sealed Air Corp
4.875% due 12/01/22 ~	100,000	101,375
5.125% due 12/01/24 ~	50,000	50,625
5.250% due 04/01/23 ~	100,000	102,500
5.500% due 09/15/25 ~	100,000	103,000
6.500% due 12/01/20 ~	25,000	26,313
Silgan Holdings Inc 4.750% due 03/15/25	100,000	95,500
SPX FLOW Inc 5.625% due 08/15/24 ~	100,000	99,750
St Marys Cement Inc (Brazil) 5.750% due 01/28/27 ~	200,000	193,500
Standard Industries Inc
4.750% due 01/15/28 ~	124,000	114,390
5.000% due 02/15/27 ~	100,000	93,500
5.375% due 11/15/24 ~	100,000	99,250
5.500% due 02/15/23 ~	100,000	102,125
6.000% due 10/15/25 ~	200,000	201,500
StandardAero Aviation Holdings Inc 10.000% due 07/15/23 ~	50,000	54,188
Summit Materials LLC
5.125% due 06/01/25 ~	100,000	94,250
6.125% due 07/15/23	100,000	102,000
Teekay Corp (Bermuda) 8.500% due 01/15/20	25,000	25,875
Teekay Offshore Partners LP 8.500% due 07/15/23 ~	80,000	81,000
Tennant Co 5.625% due 05/01/25	100,000	99,750
Terex Corp 5.625% due 02/01/25 ~	180,000	179,325
Tervita Escrow Corp (Canada) 7.625% due 12/01/21 ~	100,000	102,500
The Kenan Advantage Group Inc 7.875% due 07/31/23 ~	50,000	51,250
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	130,000	121,550
TransDigm Inc
5.500% due 10/15/20	100,000	100,125
6.000% due 07/15/22	100,000	100,780
6.375% due 06/15/26	151,000	150,245
6.500% due 07/15/24	220,000	224,400
6.500% due 05/15/25	100,000	101,375
TransDigm UK Holdings PLC 6.875% due 05/15/26 ~	235,000	238,819
TriMas Corp 4.875% due 10/15/25 ~	100,000	95,188
Triumph Group Inc
4.875% due 04/01/21	60,000	58,050
5.250% due 06/01/22	50,000	48,375
7.750% due 08/15/25	67,000	66,498
Tutor Perini Corp 6.875% due 05/01/25 ~	65,000	65,244
US Concrete Inc 6.375% due 06/01/24	100,000	100,500
USG Corp
4.875% due 06/01/27 ~	25,000	25,625
5.500% due 03/01/25 ~	100,000	103,625
Vertiv Group Corp 9.250% due 10/15/24 ~	125,000	123,125
Vertiv Intermediate Holding Corp 12.000% Cash or 13.000% PIK due 02/15/22 ~	65,000	63,294
Waste Pro USA Inc 5.500% due 02/15/26 ~	90,000	86,738

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-49

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Weekley Homes LLC 6.625% due 08/15/25 ~	$200,000	$190,500
Welbilt Inc 9.500% due 02/15/24	100,000	110,625
WESCO Distribution Inc
5.375% due 12/15/21	100,000	102,250
5.375% due 06/15/24	50,000	49,313
Xerium Technologies Inc 9.500% due 08/15/21	62,000	65,488
XPO Logistics Inc
6.125% due 09/01/23 ~	60,000	61,483
6.500% due 06/15/22 ~	255,000	262,331
Zekelman Industries Inc 9.875% due 06/15/23 ~	175,000	192,062

		19,448,441

Technology - 5.6%

Advanced Micro Devices Inc
7.000% due 07/01/24	100,000	105,750
7.500% due 08/15/22	100,000	111,000
Amkor Technology Inc
6.375% due 10/01/22	50,000	51,063
6.625% due 06/01/21	25,000	24,891
Ascend Learning LLC 6.875% due 08/01/25 ~	95,000	96,069
Blackboard Inc 9.750% due 10/15/21 ~	50,000	37,250
BMC Software Finance Inc 8.125% due 07/15/21 ~	280,000	286,650
Boxer Parent Co Inc 9.000% Cash or 9.750% PIK due 10/15/19 ~	40,000	40,000
Camelot Finance SA 7.875% due 10/15/24 ~	45,000	45,225
CDK Global Inc
4.875% due 06/01/27	255,000	245,756
5.000% due 10/15/24	50,000	51,250
5.875% due 06/15/26	125,000	127,969
CDW LLC
5.000% due 09/01/23	100,000	100,340
5.000% due 09/01/25	155,000	153,062
5.500% due 12/01/24	100,000	102,500
Change Healthcare Holdings LLC 5.750% due 03/01/25 ~	145,000	137,728
Conduent Finance Inc 10.500% due 12/15/24 ~	55,000	65,931
CURO Financial Technologies Corp 12.000% due 03/01/22 ~	87,000	94,830
Dell Inc
4.625% due 04/01/21	100,000	101,250
5.400% due 09/10/40	100,000	87,750
Dell International LLC
5.875% due 06/15/21 ~	426,000	432,846
7.125% due 06/15/24 ~	300,000	318,102
Diebold Nixdorf Inc 8.500% due 04/15/24	100,000	96,158
Donnelley Financial Solutions Inc 8.250% due 10/15/24	50,000	52,500
EMC Corp
2.650% due 06/01/20	175,000	170,021
3.375% due 06/01/23	170,000	159,097
Entegris Inc 4.625% due 02/10/26 ~	102,000	97,665
Everi Payments Inc 7.500% due 12/15/25 ~	100,000	100,500
Exela Intermediate LLC 10.000% due 07/15/23 ~	155,000	159,069
Fair Isaac Corp 5.250% due 05/15/26 ~	100,000	100,875

	Principal Amount	Value
First Data Corp
5.000% due 01/15/24 ~	$355,000	$353,669
5.375% due 08/15/23 ~	200,000	202,350
5.750% due 01/15/24 ~	355,000	356,100
7.000% due 12/01/23 ~	350,000	365,428
GCI LLC 6.750% due 06/01/21	100,000	101,125
Genesys Telecommunications Laboratories Inc 10.000% due 11/30/24 ~	95,000	106,269
Harland Clarke Holdings Corp
8.375% due 08/15/22 ~	145,000	142,825
9.250% due 03/01/21 ~	200,000	193,000
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	40,000	40,250
Infor US Inc
5.750% due 08/15/20 ~	100,000	101,312
6.500% due 05/15/22	251,000	253,196
Informatica LLC 7.125% due 07/15/23 ~	151,000	153,298
IQVIA Inc
4.875% due 05/15/23 ~	40,000	40,600
5.000% due 10/15/26 ~	200,000	195,500
j2 Cloud Services LLC 6.000% due 07/15/25 ~	85,000	86,488
Leidos Holdings Inc 4.450% due 12/01/20	100,000	101,250
Lexmark International Inc 7.125% due 03/15/20	50,000	41,375
Micron Technology Inc 5.500% due 02/01/25	32,000	33,480
MSCI Inc
4.750% due 08/01/26 ~	55,000	53,350
5.250% due 11/15/24 ~	95,000	96,425
5.375% due 05/15/27 ~	150,000	150,375
5.750% due 08/15/25 ~	151,000	156,285
NCR Corp
4.625% due 02/15/21	45,000	44,775
5.000% due 07/15/22	113,000	112,435
5.875% due 12/15/21	50,000	50,938
6.375% due 12/15/23	144,000	149,580
Nuance Communications Inc
5.625% due 12/15/26	80,000	78,601
6.000% due 07/01/24	100,000	101,375
NXP BV (Netherlands)
3.875% due 09/01/22 ~	200,000	197,000
4.125% due 06/15/20 ~	200,000	202,500
4.625% due 06/01/23 ~	200,000	202,840
Open Text Corp (Canada)
5.625% due 01/15/23 ~	80,000	82,202
5.875% due 06/01/26 ~	158,000	161,555
Pitney Bowes Inc
3.625% due 09/15/20	100,000	98,000
3.625% due 10/01/21	200,000	189,010
4.625% due 03/15/24	30,000	26,697
PTC Inc 6.000% due 05/15/24	15,000	15,638
Qorvo Inc 7.000% due 12/01/25	45,000	48,600
Rackspace Hosting Inc 8.625% due 11/15/24 ~	165,000	166,237
Riverbed Technology Inc 8.875% due 03/01/23 ~	145,000	138,004
RP Crown Parent LLC 7.375% due 10/15/24 ~	100,000	103,220
Sensata Technologies BV
4.875% due 10/15/23 ~	100,000	100,875
5.000% due 10/01/25 ~	250,000	253,125
Solera LLC 10.500% due 03/01/24 ~	270,000	301,220

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-50

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Sophia LP 9.000% due 09/30/23 ~	$100,000	$105,487
The Dun & Bradstreet Corp 4.625% due 12/01/22	100,000	99,288
TIBCO Software Inc 11.375% due 12/01/21 ~	145,000	156,781
Veritas US Inc 10.500% due 02/01/24 ~	200,000	165,000
West Corp 8.500% due 10/15/25 ~	221,000	202,767
Western Digital Corp 4.750% due 02/15/26	350,000	341,031

		10,971,828

Utilities - 2.6%

AES Corp
4.000% due 03/15/21	15,000	14,963
4.500% due 03/15/23	30,000	29,775
4.875% due 05/15/23	202,000	202,505
5.125% due 09/01/27	76,000	76,000
5.500% due 04/15/25	93,000	94,162
AmeriGas Partners LP
5.500% due 05/20/25	65,000	63,294
5.625% due 05/20/24	90,000	88,988
5.750% due 05/20/27	100,000	95,500
5.875% due 08/20/26	115,000	112,700
Calpine Corp
5.250% due 06/01/26 ~	150,000	141,937
5.375% due 01/15/23	100,000	95,500
5.500% due 02/01/24	100,000	92,250
5.750% due 01/15/25	375,000	343,828
5.875% due 01/15/24 ~	75,000	74,438
6.000% due 01/15/22 ~	197,000	201,679
DPL Inc 7.250% due 10/15/21	200,000	216,720
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	49,375
NextEra Energy Operating Partners LP
4.250% due 09/15/24 ~	136,000	131,240
4.500% due 09/15/27 ~	58,000	54,448
NGL Energy Partners LP
6.125% due 03/01/25	100,000	95,000
6.875% due 10/15/21	100,000	101,625
7.500% due 11/01/23	95,000	96,306
NRG Energy Inc
5.750% due 01/15/28 ~	97,000	95,545
6.250% due 07/15/22	200,000	206,310
6.250% due 05/01/24	115,000	118,450
6.625% due 01/15/27	170,000	175,525
7.250% due 05/15/26	155,000	165,850
NRG Yield Operating LLC 5.375% due 08/15/24	150,000	150,750
Rockpoint Gas Storage Canada Ltd (Canada) 7.000% due 03/31/23 ~	100,000	100,500
SCANA Corp
4.125% due 02/01/22	100,000	98,461
4.750% due 05/15/21	100,000	101,069

	Principal Amount	Value
Southern Star Central Corp 5.125% due 07/15/22 ~	$100,000	$100,000
Talen Energy Supply LLC
4.600% due 12/15/21	100,000	86,750
6.500% due 06/01/25	28,000	21,490
9.500% due 07/15/22 ~	100,000	98,688
10.500% due 01/15/26 ~	100,000	89,500
Terraform Global Operating LLC 6.125% due 03/01/26 ~	100,000	99,000
Vistra Energy Corp
5.875% due 06/01/23	100,000	103,375
7.375% due 11/01/22	325,000	340,437
7.625% due 11/01/24	185,000	198,181
8.000% due 01/15/25 ~	100,000	107,845
8.125% due 01/30/26 ~	113,000	123,170

		5,053,129

Total Corporate Bonds & Notes (Cost $194,502,581)		192,020,849

	Shares
SHORT-TERM INVESTMENT - 0.2%

Money Market Fund - 0.2%

BlackRock Liquidity Funds T-Fund Portfolio	441,898	441,898

Total Short-Term Investment (Cost $441,898)		441,898

TOTAL INVESTMENTS - 98.7% (Cost $194,944,479)		192,465,634

OTHER ASSETS & LIABILITIES, NET - 1.3%		2,483,781

NET ASSETS - 100.0%		$194,949,415

Notes to Schedule of Investments

(a)	As of June 30 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Communications	19.0%
Consumer, Non-Cyclical	16.4%
Energy	14.3%
Consumer, Cyclical	14.2%
Financial	10.4%
Industrial	10.0%
Basic Materials	5.9%
Technology	5.6%
Others (each less than 3.0%)	2.9%

98.7%
Other Assets & Liabilities, Net	1.3%

100.0%

(b)	Investments with a total aggregate value of $17,813 or less than 0.1% of the Fund’s net assets were in default as of June 30, 2018.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$2,887	$-	$2,887	$-
	Corporate Bonds & Notes	192,020,849	-	192,020,849	-
	Short-Term Investment	441,898	441,898	-	-

	Total	$192,465,634	$441,898	$192,023,736	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-51

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%

Basic Materials - 1.1%

Axalta Coating Systems Ltd *	4,397	$133,273
Celanese Corp ‘A’	4,379	486,332
FMC Corp	2,784	248,361
International Flavors & Fragrances Inc	1,703	211,104
International Paper Co	2,408	125,409
LyondellBasell Industries NV ‘A’	7,817	858,697
NewMarket Corp	378	152,901
Platform Specialty Products Corp *	5,832	67,651
PPG Industries Inc	839	87,030
Praxair Inc	13,077	2,068,128
Royal Gold Inc	1,364	126,634
RPM International Inc	1,407	82,056
Southern Copper Corp (Peru)	4,191	196,432
Steel Dynamics Inc	1,755	80,642
The Chemours Co	8,906	395,070
The Sherwin-Williams Co	4,241	1,728,504
Univar Inc *	928	24,351
Versum Materials Inc	5,498	204,251
Westlake Chemical Corp	1,710	184,047
WR Grace & Co	2,523	184,961

		7,645,834

Communications - 18.9%

Alphabet Inc ‘A’ *	15,229	17,196,434
Alphabet Inc ‘C’ *	15,521	17,316,004
Amazon.com Inc *	20,725	35,228,355
AMC Networks Inc ‘A’ *	2,337	145,361
Arista Networks Inc *	2,896	745,691
Booking Holdings Inc *	2,452	4,970,425
Cable One Inc	221	162,057
CBS Corp ‘B’	16,760	942,247
CDW Corp	7,545	609,561
Charter Communications Inc ‘A’ *	6,427	1,884,461
eBay Inc *	10,332	374,638
Expedia Group Inc	6,134	737,245
F5 Networks Inc *	3,111	536,492
Facebook Inc ‘A’ *	121,222	23,555,859
FactSet Research Systems Inc	1,927	381,739
FireEye Inc *	6,324	97,326
GoDaddy Inc ‘A’ *	7,626	538,396
GrubHub Inc *	4,594	481,957
IAC/InterActiveCorp *	3,793	578,395
LogMeIn Inc	1,724	178,003
Match Group Inc *	2,631	101,925
Motorola Solutions Inc	932	108,457
Netflix Inc *	21,241	8,314,365
Okta Inc *	4,361	219,664
Omnicom Group Inc	7,588	578,737
Palo Alto Networks Inc *	4,512	927,081
Proofpoint Inc *	2,553	294,386
RingCentral Inc ‘A’ *	3,380	237,783
Sirius XM Holdings Inc	65,390	442,690
Switch Inc ‘A’	2,218	26,993
T-Mobile US Inc *	10,213	610,227
The Interpublic Group of Cos Inc	2,017	47,278
The Walt Disney Co	54,393	5,700,930
TripAdvisor Inc *	5,297	295,096
Twilio Inc ‘A’ *	3,642	204,025
Twitter Inc *	36,040	1,573,867
Ubiquiti Networks Inc *	978	82,856
VeriSign Inc *	5,359	736,434
Wayfair Inc ‘A’ *	2,852	338,703
Zayo Group Holdings Inc *	10,105	368,630
Zendesk Inc *	5,223	284,601
Zillow Group Inc ‘A’ *	2,031	121,352
Zillow Group Inc ‘C’ *	4,224	249,469

		128,526,195

	Shares	Value
Consumer, Cyclical - 9.6%

Advance Auto Parts Inc	1,096	$148,727
Allison Transmission Holdings Inc	6,021	243,790
Aptiv PLC	11,700	1,072,071
AutoZone Inc *	1,193	800,419
Best Buy Co Inc	3,139	234,107
Brunswick Corp	439	28,307
Burlington Stores Inc *	3,394	510,899
CarMax Inc *	5,478	399,182
Carter’s Inc	2,389	258,944
Chipotle Mexican Grill Inc *	1,240	534,899
Choice Hotels International Inc	1,766	133,510
Columbia Sportswear Co	191	17,471
Copart Inc *	10,318	583,586
Costco Wholesale Corp	22,269	4,653,776
Darden Restaurants Inc	3,186	341,093
Delta Air Lines Inc	8,232	407,813
Dollar General Corp	13,691	1,349,933
Dollar Tree Inc *	2,035	172,975
Domino’s Pizza Inc	2,146	605,537
DR Horton Inc	10,309	422,669
Dunkin’ Brands Group Inc	4,190	289,403
Extended Stay America Inc	5,837	126,138
Fastenal Co	14,625	703,901
Floor & Decor Holdings Inc ‘A’ *	1,946	95,996
Hanesbrands Inc	18,224	401,292
Hasbro Inc	4,553	420,287
HD Supply Holdings Inc *	2,853	122,365
Hilton Grand Vacations Inc *	4,923	170,828
Hilton Worldwide Holdings Inc	14,227	1,126,209
KAR Auction Services Inc	6,528	357,734
L Brands Inc	2,209	81,468
Las Vegas Sands Corp	11,166	852,636
Lear Corp	364	67,635
Lennar Corp ‘A’	7,758	407,295
Lennar Corp ‘B’	356	15,198
Lions Gate Entertainment Corp ‘A’	149	3,698
Lions Gate Entertainment Corp ‘B’	411	9,642
Live Nation Entertainment Inc *	7,016	340,767
LKQ Corp *	2,614	83,387
Lowe’s Cos Inc	42,103	4,023,784
Lululemon Athletica Inc *	4,995	623,626
Marriott International Inc ‘A’	14,936	1,890,898
Mattel Inc *	3,851	63,233
McDonald’s Corp	7,795	1,221,399
MGM Resorts International	2,412	70,020
Michael Kors Holdings Ltd *	3,914	260,672
MSC Industrial Direct Co Inc ‘A’	1,023	86,802
NIKE Inc ‘B’	63,952	5,095,695
Nordstrom Inc	5,982	309,748
Nu Skin Enterprises Inc ‘A’	863	67,478
NVR Inc *	161	478,226
O’Reilly Automotive Inc *	4,091	1,119,175
Polaris Industries Inc	3,026	369,717
Pool Corp	1,999	302,848
PulteGroup Inc	4,201	120,779
Ross Stores Inc	18,863	1,598,639
Six Flags Entertainment Corp	3,637	254,772
Skechers U.S.A. Inc ‘A’ *	3,186	95,612
Southwest Airlines Co	19,294	981,679
Starbucks Corp	68,451	3,343,831
Tapestry Inc	2,883	134,665
Tempur Sealy International Inc *	2,350	112,918
Tesla Inc *	6,901	2,366,698
The Gap Inc	623	20,179
The Home Depot Inc	58,748	11,461,735
The Madison Square Garden Co ‘A’ *	86	26,676
The Michaels Cos Inc *	900	17,253
The Scotts Miracle-Gro Co	1,013	84,241
The TJX Cos Inc	31,955	3,041,477

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-52

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
The Toro Co	5,334	$321,373
The Wendy’s Co	9,522	163,588
Thor Industries Inc	2,111	205,590
Tiffany & Co	1,102	145,023
Toll Brothers Inc	3,626	134,126
Tractor Supply Co	6,263	479,057
Ulta Beauty Inc *	2,914	680,302
Under Armour Inc ‘A’ *	7,192	161,676
Under Armour Inc ‘C’ *	7,307	154,032
Urban Outfitters Inc *	3,758	167,419
Vail Resorts Inc	2,043	560,170
VF Corp	12,684	1,034,000
Visteon Corp *	953	123,166
WABCO Holdings Inc *	2,713	317,475
Watsco Inc	1,312	233,903
Williams-Sonoma Inc	994	61,012
WW Grainger Inc	2,306	711,170
Wyndham Destinations Inc	4,805	212,717
Wyndham Hotels & Resorts Inc	5,022	295,444
Wynn Resorts Ltd	5,237	876,360
Yum China Holdings Inc (China)	1,602	61,613
Yum! Brands Inc	4,827	377,568

		65,716,846

Consumer, Non-Cyclical - 20.9%

AbbVie Inc	80,947	7,499,740
ABIOMED Inc *	2,149	879,048
Aetna Inc	5,931	1,088,339
Agios Pharmaceuticals Inc *	2,417	203,584
Alexion Pharmaceuticals Inc *	9,044	1,122,813
Align Technology Inc *	4,036	1,380,877
Alkermes PLC *	7,821	321,912
Alnylam Pharmaceuticals Inc *	4,021	396,028
Altria Group Inc	96,498	5,480,121
AmerisourceBergen Corp	8,146	694,609
Amgen Inc	31,740	5,858,887
Automatic Data Processing Inc	22,450	3,011,443
Avery Dennison Corp	4,457	455,060
Baxter International Inc	2,842	209,853
Becton Dickinson & Co	1,235	295,857
Bio-Techne Corp	1,911	282,732
Biogen Inc *	10,182	2,955,224
BioMarin Pharmaceutical Inc *	8,976	845,539
Bluebird Bio Inc *	1,752	274,976
Booz Allen Hamilton Holding Corp	6,840	299,113
Boston Scientific Corp *	54,026	1,766,650
Bright Horizons Family Solutions Inc *	2,425	248,611
Bristol-Myers Squibb Co	44,346	2,454,108
Brown-Forman Corp ‘A’	2,477	121,026
Brown-Forman Corp ‘B’	14,500	710,645
Bruker Corp	2,220	64,469
Campbell Soup Co	6,207	251,632
Cantel Medical Corp	1,869	183,835
Catalent Inc *	1,567	65,642
Celgene Corp *	36,850	2,926,627
Centene Corp *	9,157	1,128,234
Charles River Laboratories International Inc *	1,731	194,322
Chemed Corp	787	253,265
Church & Dwight Co Inc	10,574	562,114
Cigna Corp	4,807	816,950
Cintas Corp	4,444	822,451
Colgate-Palmolive Co	8,056	522,109
Constellation Brands Inc ‘A’	8,001	1,751,179
CoreLogic Inc *	2,590	134,421
CoStar Group Inc *	1,821	751,399
DaVita Inc *	3,581	248,665
DexCom Inc *	4,444	422,091
Dr Pepper Snapple Group Inc *	9,127	1,113,494
Ecolab Inc	5,881	825,281
Edwards Lifesciences Corp *	10,692	1,556,434

	Shares	Value
Eli Lilly & Co	30,282	$2,583,963
Encompass Health Corp	4,972	336,704
Envision Healthcare Corp *	1,193	52,504
Equifax Inc	1,652	206,682
Euronet Worldwide Inc *	1,265	105,969
Exact Sciences Corp *	6,090	364,121
Exelixis Inc *	14,909	320,842
Express Scripts Holding Co *	2,346	181,135
FleetCor Technologies Inc *	4,531	954,455
Gartner Inc *	4,506	598,847
General Mills Inc	1,552	68,692
Gilead Sciences Inc	49,139	3,481,007
Global Payments Inc	8,087	901,620
Grand Canyon Education Inc *	2,396	267,418
H&R Block Inc	2,022	46,061
HCA Healthcare Inc	10,044	1,030,514
Henry Schein Inc *	1,151	83,609
Herbalife Nutrition Ltd *	1,063	57,104
Hill-Rom Holdings Inc	2,198	191,973
Humana Inc	6,667	1,984,299
ICU Medical Inc *	792	232,571
IDEXX Laboratories Inc *	4,370	952,398
Illumina Inc *	7,474	2,087,413
Incyte Corp *	8,924	597,908
Insulet Corp *	2,969	254,443
Integra LifeSciences Holdings Corp *	2,843	183,118
Intuitive Surgical Inc *	5,725	2,739,298
Ionis Pharmaceuticals Inc *	6,342	264,271
Jazz Pharmaceuticals PLC *	2,747	473,308
Johnson & Johnson	24,626	2,988,119
Kellogg Co	6,335	442,626
Kimberly-Clark Corp	15,421	1,624,448
Laboratory Corp of America Holdings *	302	54,218
MarketAxess Holdings Inc	1,864	368,811
Masimo Corp *	2,285	223,130
McCormick & Co Inc	377	43,766
McKesson Corp	1,298	173,153
Merck & Co Inc	9,190	557,833
Molina Healthcare Inc *	2,644	258,953
Monster Beverage Corp *	20,705	1,186,397
Moody’s Corp	8,489	1,447,884
Morningstar Inc	927	118,888
Nektar Therapeutics *	7,948	388,101
Neurocrine Biosciences Inc *	4,534	445,420
PayPal Holdings Inc *	60,556	5,042,498
Penumbra Inc *	1,557	215,100
PepsiCo Inc	64,049	6,973,015
Post Holdings Inc *	1,923	165,416
PRA Health Sciences Inc *	2,564	239,375
Premier Inc ‘A’ *	975	35,471
Quanta Services Inc *	2,200	73,480
Regeneron Pharmaceuticals Inc *	4,056	1,399,279
ResMed Inc	7,153	740,908
Robert Half International Inc	6,116	398,152
Rollins Inc	4,983	262,006
S&P Global Inc	12,806	2,611,015
Sabre Corp	9,805	241,595
Sage Therapeutics Inc *	2,311	361,741
Sarepta Therapeutics Inc *	3,148	416,103
Seattle Genetics Inc *	5,448	361,693
Service Corp International	4,274	152,966
ServiceMaster Global Holdings Inc *	6,907	410,759
Sprouts Farmers Market Inc *	6,724	148,399
Square Inc ‘A’ *	14,569	898,033
Stryker Corp	17,399	2,937,995
Sysco Corp	24,262	1,656,852
Teleflex Inc	442	118,549
TESARO Inc *	2,067	91,920
The Clorox Co	5,744	776,876
The Coca-Cola Co	151,276	6,634,965
The Cooper Cos Inc	394	92,767

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-53

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
The Estee Lauder Cos Inc ‘A’	11,102	$1,584,144
The Hershey Co	6,475	602,564
The Western Union Co	6,610	134,381
Thermo Fisher Scientific Inc	1,217	252,089
Total System Services Inc	9,166	774,710
TransUnion	9,366	670,980
United Rentals Inc *	4,249	627,237
UnitedHealth Group Inc	48,771	11,965,477
US Foods Holding Corp *	646	24,432
Varian Medical Systems Inc *	4,653	529,139
Verisk Analytics Inc *	8,159	878,235
Vertex Pharmaceuticals Inc *	12,993	2,208,290
WellCare Health Plans Inc *	1,983	488,294
West Pharmaceutical Services Inc	866	85,985
WEX Inc *	2,099	399,818
Worldpay Inc ‘A’ *	1,339	109,503
Zoetis Inc	24,687	2,103,086

		142,270,695

Energy - 1.0%

Anadarko Petroleum Corp	8,814	645,625
Antero Resources Corp *	6,533	139,479
Apache Corp	1,217	56,895
Cabot Oil & Gas Corp	16,687	397,151
Cheniere Energy Inc *	7,391	481,819
Cimarex Energy Co	607	61,756
Continental Resources Inc *	2,149	139,169
Diamondback Energy Inc	1,307	171,962
EOG Resources Inc	3,334	414,850
Halliburton Co	44,467	2,003,683
Kosmos Energy Ltd * (Ghana)	2,278	18,839
Newfield Exploration Co *	3,721	112,560
ONEOK Inc	8,666	605,147
Parsley Energy Inc ‘A’ *	9,120	276,154
Pioneer Natural Resources Co	4,750	898,890
RPC Inc	1,089	15,867
RSP Permian Inc *	4,035	177,621

		6,617,467

Financial - 8.7%

Air Lease Corp	274	11,500
Alexandria Real Estate Equities Inc REIT	399	50,342
Alleghany Corp *	86	49,447
Alliance Data Systems Corp	2,453	572,040
American Express Co	24,624	2,413,152
American International Group Inc	6,591	349,455
American Tower Corp REIT	22,345	3,221,479
Ameriprise Financial Inc	1,199	167,716
Aon PLC	12,433	1,705,435
Arch Capital Group Ltd *	2,229	58,979
Axis Capital Holdings Ltd	447	24,862
Berkshire Hathaway Inc ‘B’ *	12,439	2,321,739
Brown & Brown Inc	669	18,551
Capital One Financial Corp	1,908	175,345
Cboe Global Markets Inc	5,267	548,137
CBRE Group Inc ‘A’ *	7,782	371,513
CME Group Inc ‘A’	1,560	255,715
Colony Capital Inc REIT”	2,138	13,341
Comerica Inc	508	46,187
CoreSite Realty Corp REIT	1,730	191,719
Credit Acceptance Corp *	527	186,242
Crown Castle International Corp REIT	15,916	1,716,063
Discover Financial Services	8,117	571,518
E*TRADE Financial Corp *	3,053	186,721
East West Bancorp Inc	598	38,990
Eaton Vance Corp	5,863	305,990
Equinix Inc REIT	4,035	1,734,606
Equity LifeStyle Properties Inc REIT	4,290	394,251
Erie Indemnity Co ‘A’	921	107,996
Evercore Inc ‘A’	2,042	215,329
Everest Re Group Ltd	812	187,150

	Shares	Value
Extra Space Storage Inc REIT	5,382	$537,177
Gaming & Leisure Properties Inc REIT	3,642	130,384
Hudson Pacific Properties Inc REIT	1,126	39,894
Interactive Brokers Group Inc ‘A’	3,256	209,719
Intercontinental Exchange Inc	15,044	1,106,486
Lamar Advertising Co ‘A’ REIT	3,835	261,969
Lazard Ltd ‘A’	5,401	264,163
Life Storage Inc REIT	143	13,915
LPL Financial Holdings Inc	4,551	298,273
Markel Corp *	61	66,145
Marsh & McLennan Cos Inc	12,132	994,460
Mastercard Inc ‘A’	46,834	9,203,818
Northern Trust Corp	2,960	304,554
Omega Healthcare Investors Inc REIT	805	24,955
OneMain Holdings Inc *	398	13,249
Pinnacle Financial Partners Inc	1,629	99,939
Public Storage REIT	7,554	1,713,700
Raymond James Financial Inc	1,973	176,288
RenaissanceRe Holdings Ltd (Bermuda)	130	15,642
Santander Consumer USA Holdings Inc	758	14,470
SBA Communications Corp REIT *	5,799	957,531
SEI Investments Co	6,784	424,136
Signature Bank *	1,720	219,954
Simon Property Group Inc REIT	14,402	2,451,076
State Street Corp	1,161	108,077
SVB Financial Group *	2,070	597,733
Synchrony Financial	13,386	446,825
Synovus Financial Corp	461	24,355
T Rowe Price Group Inc	11,177	1,297,538
Taubman Centers Inc REIT	2,999	176,221
TD Ameritrade Holding Corp	14,347	785,785
Texas Capital Bancshares Inc *	1,595	145,943
The Charles Schwab Corp	61,213	3,127,984
The Howard Hughes Corp *	794	105,205
The Progressive Corp	29,557	1,748,297
The Travelers Cos Inc	2,684	328,361
Validus Holdings Ltd	550	37,180
Virtu Financial Inc ‘A’	1,986	52,728
Visa Inc ‘A’	91,137	12,071,096
Voya Financial Inc	505	23,735
Western Alliance Bancorp *	2,997	169,660
XL Group Ltd (Bermuda)	4,593	256,978

		59,257,108

Industrial - 11.0%

3M Co	24,554	4,830,263
Allegion PLC	4,008	310,059
AMETEK Inc	2,239	161,566
Amphenol Corp ‘A’	15,022	1,309,167
AO Smith Corp	7,212	426,590
Armstrong World Industries Inc *	2,284	144,349
Berry Global Group Inc *	3,368	154,726
BWX Technologies Inc	5,063	315,526
Caterpillar Inc	27,193	3,689,274
CH Robinson Worldwide Inc	7,036	588,632
Cognex Corp	8,401	374,769
Coherent Inc *	903	141,247
Crown Holdings Inc *	6,536	292,551
CSX Corp	19,916	1,270,242
Cummins Inc	2,804	372,932
Curtiss-Wright Corp	175	20,829
Deere & Co	16,492	2,305,582
Donaldson Co Inc	6,143	277,172
Eagle Materials Inc	2,117	222,221
Emerson Electric Co	22,683	1,568,303
Energizer Holdings Inc	1,736	109,299
Expeditors International of Washington Inc	8,856	647,374
FedEx Corp	12,609	2,863,000
FLIR Systems Inc	649	33,729
Fortive Corp	14,378	1,108,688
Fortune Brands Home & Security Inc	3,097	166,278

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-54

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Gardner Denver Holdings Inc *	1,798	$52,843
General Dynamics Corp	5,940	1,107,275
Genesee & Wyoming Inc ‘A’ *	622	50,581
Gentex Corp	9,421	216,871
Graco Inc	8,397	379,712
Graphic Packaging Holding Co	2,774	40,251
Harris Corp	6,033	872,010
HEICO Corp	1,886	137,564
HEICO Corp ‘A’	3,916	238,695
Hexcel Corp	989	65,650
Honeywell International Inc	23,587	3,397,707
Hubbell Inc	1,877	198,474
Huntington Ingalls Industries Inc	1,902	412,335
IDEX Corp	3,666	500,336
Illinois Tool Works Inc	17,190	2,381,503
Ingersoll-Rand PLC	6,818	611,779
JB Hunt Transport Services Inc	4,429	538,345
Landstar System Inc	2,170	236,964
Lennox International Inc	1,777	355,667
Lincoln Electric Holdings Inc	3,190	279,954
Littelfuse Inc	1,018	232,287
Lockheed Martin Corp	11,543	3,410,148
Martin Marietta Materials Inc	2,931	654,580
Masco Corp	10,731	401,554
Mettler-Toledo International Inc *	1,265	731,967
National Instruments Corp	4,554	191,177
Nordson Corp	2,775	356,338
Northrop Grumman Corp	8,245	2,536,986
Old Dominion Freight Line Inc	3,350	499,016
Packaging Corp of America	4,751	531,114
Parker-Hannifin Corp	1,227	191,228
Raytheon Co	14,631	2,826,417
Republic Services Inc	705	48,194
Rockwell Automation Inc	6,372	1,059,218
Rockwell Collins Inc	1,134	152,727
Roper Technologies Inc	981	270,668
Schneider National Inc ‘B’	465	12,792
Sealed Air Corp	4,534	192,468
Sensata Technologies Holding PLC *	4,681	222,722
Silgan Holdings Inc	1,387	37,213
Spirit AeroSystems Holdings Inc ‘A’	5,759	494,756
Textron Inc	2,184	143,947
The Boeing Co	28,005	9,395,958
The Middleby Corp *	1,636	170,831
TransDigm Group Inc *	2,468	851,806
Union Pacific Corp	36,088	5,112,948
United Parcel Service Inc ‘B’	35,191	3,738,340
Universal Display Corp	2,162	185,932
Vulcan Materials Co	6,287	811,400
Wabtec Corp	1,573	155,066
Waste Management Inc	18,609	1,513,656
Waters Corp *	3,678	712,024
Welbilt Inc *	6,566	146,487
XPO Logistics Inc *	6,058	606,890
Xylem Inc	5,099	343,571

		74,721,310

Technology - 24.6%

2U Inc *	2,744	229,289
Accenture PLC ‘A’	32,768	5,360,517
Activision Blizzard Inc	38,372	2,928,551
Adobe Systems Inc *	25,061	6,110,122
Advanced Micro Devices Inc *	46,252	693,317
Akamai Technologies Inc *	7,912	579,396
Analog Devices Inc	2,998	287,568
ANSYS Inc *	4,241	738,697
Apple Inc	250,760	46,418,184
Applied Materials Inc	53,504	2,471,350
Aspen Technology Inc *	3,434	318,469
athenahealth Inc *	2,037	324,168
Atlassian Corp PLC ‘A’ *	4,677	292,406

	Shares	Value
Autodesk Inc *	9,381	$1,229,755
Black Knight Inc *	7,214	386,310
Broadcom Inc	13,168	3,195,084
Broadridge Financial Solutions Inc	5,982	688,528
Cadence Design Systems Inc *	14,211	615,478
Cavium Inc *	3,458	299,117
CDK Global Inc	6,684	434,794
Ceridian HCM Holding Inc *	1,189	39,463
Cerner Corp *	7,218	431,564
Citrix Systems Inc *	6,895	722,872
Cognizant Technology Solutions Corp ‘A’	26,831	2,119,381
Cypress Semiconductor Corp	12,510	194,906
Dell Technologies Inc ‘V’ *	736	62,251
DocuSign Inc *	1,270	67,247
Electronic Arts Inc *	15,340	2,163,247
EPAM Systems Inc *	2,574	320,025
Fair Isaac Corp *	1,490	288,047
Fidelity National Information Services Inc	1,453	154,062
First Data Corp ‘A’ *	24,416	511,027
Fiserv Inc *	20,851	1,544,851
Fortinet Inc *	7,019	438,196
Genpact Ltd	2,718	78,632
Guidewire Software Inc *	4,058	360,269
International Business Machines Corp	33,663	4,702,721
Intuit Inc	12,425	2,538,490
IPG Photonics Corp *	1,835	404,856
Jack Henry & Associates Inc	3,913	510,099
KLA-Tencor Corp	7,938	813,883
Lam Research Corp	8,351	1,443,470
Manhattan Associates Inc *	3,416	160,586
Maxim Integrated Products Inc	14,167	831,036
Microchip Technology Inc	11,713	1,065,297
Micron Technology Inc *	46,187	2,422,046
Microsoft Corp	365,891	36,080,512
MKS Instruments Inc	2,747	262,888
Monolithic Power Systems Inc	2,060	275,360
MSCI Inc	4,488	742,450
NCR Corp *	4,931	147,831
NetApp Inc	13,665	1,073,112
Nutanix Inc ‘A’ *	5,416	279,303
NVIDIA Corp	29,670	7,028,823
NXP Semiconductors NV * (Netherlands)	933	101,949
ON Semiconductor Corp *	21,557	479,320
Oracle Corp	14,187	625,079
Paychex Inc	16,332	1,116,292
Paycom Software Inc *	2,523	249,348
Pegasystems Inc	1,904	104,339
PTC Inc *	5,823	546,256
Pure Storage Inc ‘A’ *	8,354	199,494
RealPage Inc *	3,565	196,432
Red Hat Inc *	9,020	1,212,017
salesforce.com Inc *	35,965	4,905,626
ServiceNow Inc *	8,922	1,538,777
Skyworks Solutions Inc	6,555	633,541
Splunk Inc *	7,375	730,936
SS&C Technologies Holdings Inc	9,769	507,011
Synopsys Inc *	777	66,488
Tableau Software Inc ‘A’ *	3,447	336,944
Take-Two Interactive Software Inc *	3,413	403,963
Teradata Corp *	4,352	174,733
Teradyne Inc	1,574	59,922
Texas Instruments Inc	49,933	5,505,113
The Dun & Bradstreet Corp	817	100,205
The Ultimate Software Group Inc *	1,516	390,082
Tyler Technologies Inc *	1,914	425,099
Veeva Systems Inc ‘A’ *	6,107	469,384
VMware Inc ‘A’ *	3,501	514,542
Workday Inc ‘A’ *	7,389	894,956
Xilinx Inc	12,960	845,770
Zebra Technologies Corp ‘A’ *	2,685	384,626

		167,598,147

Total Common Stocks (Cost $403,623,325)		652,353,602

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-55

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

EXCHANGE-TRADED FUND - 3.7%

iShares Russell 1000 Growth	176,086	$25,321,167

Total Exchange-Traded Fund (Cost $24,607,160)		25,321,167

	Principal Amount

SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $2,841,621; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $2,900,164)	$2,841,538	2,841,538

Total Short-Term Investment (Cost $2,841,538)		2,841,538

TOTAL INVESTMENTS - 99.9% (Cost $431,072,023)		680,516,307

DERIVATIVES - (0.0%)
(See Note (b) in Notes to Schedule of Investments)		(59,766)

OTHER ASSETS & LIABILITIES, NET - 0.1%		442,361

NET ASSETS - 100.0%		$680,898,902

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	24.6%
Consumer, Non-Cyclical	20.9%
Communications	18.9%
Industrial	11.0%
Consumer, Cyclical	9.6%
Financial	8.7%
Exchange-Traded Fund	3.7%
Others (each less than 3.0%)	2.5%

	99.9%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	0.1%

	100.0%

(b)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Index	09/18	8	$1,148,561	$1,131,576	($16,985)
S&P 500 E-Mini Index	09/18	15	2,085,660	2,042,879	(42,781)

Total Futures Contracts					($59,766)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$652,353,602	$652,353,602	$-	$-
	Exchange-Traded Fund	25,321,167	25,321,167	-	-
	Short-Term Investment	2,841,538	-	2,841,538	-

	Total Assets	680,516,307	677,674,769	2,841,538	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(59,766)	(59,766)	-	-

	Total Liabilities	(59,766)	(59,766)	-	-

	Total	$680,456,541	$677,615,003	$2,841,538	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-56

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%

Basic Materials - 3.4%

Air Products & Chemicals Inc	11,260	$1,753,520
Albemarle Corp	5,646	532,587
Alcoa Corp *	9,578	449,017
Ashland Global Holdings Inc	3,119	243,843
Axalta Coating Systems Ltd *	6,617	200,561
Cabot Corp	3,094	191,116
Celanese Corp ‘A’	2,553	283,536
CF Industries Holdings Inc	11,950	530,580
Domtar Corp	3,278	156,492
DowDuPont Inc	119,059	7,848,369
Eastman Chemical Co	7,319	731,607
FMC Corp	4,071	363,174
Freeport-McMoRan Inc	74,117	1,279,259
Huntsman Corp	11,134	325,113
International Flavors & Fragrances Inc	2,333	289,199
International Paper Co	18,785	978,323
LyondellBasell Industries NV ‘A’	8,598	944,490
NewMarket Corp	27	10,922
Newmont Mining Corp	27,342	1,031,067
Nucor Corp	16,298	1,018,625
Olin Corp	8,420	241,822
Platform Specialty Products Corp *	6,166	71,526
PPG Industries Inc	11,933	1,237,810
Praxair Inc	1,572	248,612
Reliance Steel & Aluminum Co	3,595	314,706
Royal Gold Inc	1,967	182,616
RPM International Inc	5,299	309,038
Steel Dynamics Inc	9,837	452,010
The Mosaic Co	17,999	504,872
United States Steel Corp	9,032	313,862
Univar Inc *	4,974	130,518
Valvoline Inc	10,135	218,612
Westlake Chemical Corp	156	16,790
WR Grace & Co	864	63,340

		23,467,534

Communications - 8.5%

ARRIS International PLC *	8,984	219,614
AT&T Inc	372,903	11,973,915
CenturyLink Inc	49,015	913,640
Charter Communications Inc ‘A’ *	2,697	790,787
Cisco Systems Inc	247,487	10,649,366
Comcast Corp ‘A’	234,285	7,686,891
CommScope Holding Co Inc *	9,715	283,727
Discovery Inc ‘A’ *	8,103	222,833
Discovery Inc ‘C’ *	17,455	445,103
DISH Network Corp ‘A’ *	11,354	381,608
eBay Inc *	37,571	1,362,324
EchoStar Corp ‘A’ *	2,320	103,008
FireEye Inc *	3,282	50,510
GCI Liberty Inc ‘A’ *	5,150	232,162
John Wiley & Sons Inc ‘A’	2,329	145,330
Juniper Networks Inc	17,723	485,965
Liberty Broadband Corp ‘A’ *	1,371	103,702
Liberty Broadband Corp ‘C’ *	5,282	399,953
Liberty Media Corp-Liberty Formula One ‘A’ *	1,272	44,914
Liberty Media Corp-Liberty Formula One ‘C’ *	10,092	374,716
Liberty Media Corp-Liberty SiriusXM ‘A’ *	4,332	195,157
Liberty Media Corp-Liberty SiriusXM ‘C’ *	8,729	395,947
LogMeIn Inc	876	90,447
Motorola Solutions Inc	7,376	858,345
News Corp ‘A’	19,505	302,328
News Corp ‘B’	6,376	101,060
Omnicom Group Inc	3,909	298,139
Sprint Corp *	34,001	184,965
Symantec Corp	31,708	654,770

	Shares	Value
T-Mobile US Inc *	5,455	$325,936
Telephone & Data Systems Inc	5,015	137,511
The Interpublic Group of Cos Inc	17,646	413,622
The Walt Disney Co	21,739	2,278,465
Tribune Media Co ‘A’	4,370	167,240
Twenty-First Century Fox Inc ‘A’	53,638	2,665,272
Twenty-First Century Fox Inc ‘B’	24,919	1,227,759
United States Cellular Corp *	805	29,817
Verizon Communications Inc	212,137	10,672,612
Viacom Inc ‘A’	516	18,292
Viacom Inc ‘B’	18,113	546,288
Zillow Group Inc ‘A’ *	878	52,461
Zillow Group Inc ‘C’ *	1,525	90,067

		58,576,568

Consumer, Cyclical - 7.3%

Adient PLC	4,803	236,260
Advance Auto Parts Inc	2,533	343,728
Alaska Air Group Inc	6,153	371,580
American Airlines Group Inc	21,505	816,330
Aptiv PLC	1,789	163,926
Aramark	12,504	463,898
AutoNation Inc *	2,786	135,344
AutoZone Inc *	175	117,413
Best Buy Co Inc	9,245	689,492
BorgWarner Inc	10,592	457,151
Brunswick Corp	3,999	257,856
Caesars Entertainment Corp *	30,342	324,659
CarMax Inc *	3,593	261,822
Carnival Corp	20,809	1,192,564
Casey’s General Stores Inc	1,871	196,605
Cinemark Holdings Inc	5,465	191,712
Columbia Sportswear Co	1,352	123,667
Copa Holdings SA ‘A’ (Panama)	1,541	145,809
Darden Restaurants Inc	3,148	337,025
Delta Air Lines Inc	24,977	1,237,361
Dick’s Sporting Goods Inc	3,961	139,625
Dolby Laboratories Inc ‘A’	3,072	189,512
Dollar Tree Inc *	9,989	849,065
DR Horton Inc	7,284	298,644
Extended Stay America Inc	3,863	83,479
Foot Locker Inc	5,904	310,846
Ford Motor Co	200,217	2,216,402
General Motors Co	67,174	2,646,656
Genuine Parts Co	7,333	673,096
Harley-Davidson Inc	8,509	358,059
Hasbro Inc	1,270	117,234
HD Supply Holdings Inc *	6,642	284,875
Hyatt Hotels Corp ‘A’	2,297	177,214
International Game Technology PLC	4,788	111,273
JetBlue Airways Corp *	16,340	310,133
KAR Auction Services Inc	425	23,290
Kohl’s Corp	8,567	624,534
L Brands Inc	9,660	356,261
Las Vegas Sands Corp	7,105	542,538
Lear Corp	3,035	563,933
Leggett & Platt Inc	6,687	298,508
Lennar Corp ‘A’	6,697	351,592
Lennar Corp ‘B’	448	19,125
Lions Gate Entertainment Corp ‘A’	2,399	59,543
Lions Gate Entertainment Corp ‘B’	4,475	104,984
LKQ Corp *	13,190	420,761
Macy’s Inc	15,680	586,902
Mattel Inc	13,737	225,562
McDonald’s Corp	32,491	5,091,015
MGM Resorts International	24,290	705,139
Michael Kors Holdings Ltd *	3,390	225,774
Mohawk Industries Inc *	3,169	679,022
MSC Industrial Direct Co Inc ‘A’	1,212	102,838
Newell Brands Inc	23,130	596,523

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-57

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Norwegian Cruise Line Holdings Ltd *	10,529	$497,495
Nu Skin Enterprises Inc ‘A’	1,873	146,450
PACCAR Inc	17,603	1,090,682
Penske Automotive Group Inc	1,758	82,362
PulteGroup Inc	9,066	260,648
PVH Corp	3,928	588,100
Qurate Retail Inc *	22,227	471,657
Ralph Lauren Corp	2,815	353,902
Royal Caribbean Cruises Ltd	8,654	896,554
Skechers U.S.A. Inc ‘A’ *	3,374	101,254
Southwest Airlines Co	7,885	401,189
Tapestry Inc	11,866	554,261
Target Corp	27,520	2,094,822
The Gap Inc	10,528	341,002
The Goodyear Tire & Rubber Co	12,363	287,934
The Madison Square Garden Co ‘A’ *	852	264,282
The Michaels Cos Inc *	4,679	89,696
The Scotts Miracle-Gro Co	1,039	86,403
Thor Industries Inc	447	43,533
Tiffany & Co	5,232	688,531
Toll Brothers Inc	3,571	132,091
Under Armour Inc ‘A’ *	2,563	57,616
Under Armour Inc ‘C’ *	2,601	54,829
United Continental Holdings Inc *	12,761	889,825
VF Corp	3,822	311,569
Visteon Corp *	556	71,857
Walgreens Boots Alliance Inc	43,398	2,604,531
Walmart Inc	73,206	6,270,094
Watsco Inc	316	56,336
WESCO International Inc *	2,396	136,812
Whirlpool Corp	3,561	520,725
Williams-Sonoma Inc	3,294	202,186
Yum China Holdings Inc (China)	17,368	667,973
Yum! Brands Inc	11,747	918,850

		50,644,210

Consumer, Non-Cyclical - 19.6%

Abbott Laboratories	87,807	5,355,349
Acadia Healthcare Co Inc *	4,572	187,041
Aetna Inc	10,463	1,919,960
Agios Pharmaceuticals Inc *	160	13,477
Alexion Pharmaceuticals Inc *	1,872	232,409
Allergan PLC	17,380	2,897,594
Alnylam Pharmaceuticals Inc *	495	48,753
AMERCO	358	127,502
Amgen Inc	2,020	372,872
Anthem Inc	13,099	3,117,955
Archer-Daniels-Midland Co	28,635	1,312,342
Baxter International Inc	22,799	1,683,478
Becton Dickinson & Co	12,346	2,957,608
Bio-Rad Laboratories Inc ‘A’ *	1,077	310,758
Biogen Inc *	565	163,986
Bluebird Bio Inc *	801	125,717
Booz Allen Hamilton Holding Corp	373	16,311
Boston Scientific Corp *	16,291	532,716
Bright Horizons Family Solutions Inc *	461	47,262
Bristol-Myers Squibb Co	39,271	2,173,257
Bruker Corp	2,985	86,684
Bunge Ltd	7,215	502,958
Campbell Soup Co	2,802	113,593
Cardinal Health Inc	15,938	778,253
Catalent Inc *	5,202	217,912
Centene Corp *	1,210	149,084
Charles River Laboratories International Inc *	686	77,010
Church & Dwight Co Inc	1,888	100,366
Cigna Corp	7,280	1,237,236
Colgate-Palmolive Co	35,598	2,307,106
Conagra Brands Inc	19,351	691,411
CoreLogic Inc *	1,575	81,742
Coty Inc ‘A’	23,884	336,764

	Shares	Value
CVS Health Corp	52,149	$3,355,788
Danaher Corp	31,738	3,131,906
DaVita Inc *	3,335	231,582
DENTSPLY SIRONA Inc	11,477	502,348
Ecolab Inc	7,152	1,003,640
Eli Lilly & Co	18,949	1,616,918
Envision Healthcare Corp *	4,939	217,365
Equifax Inc	4,460	557,991
Euronet Worldwide Inc *	1,251	104,796
Express Scripts Holding Co *	26,435	2,041,046
Flowers Foods Inc	9,451	196,864
General Mills Inc	28,813	1,275,263
Gilead Sciences Inc	16,947	1,200,525
Graham Holdings Co ‘B’	207	121,323
H&R Block Inc	8,813	200,760
HCA Healthcare Inc	4,092	419,839
Henry Schein Inc *	6,698	486,543
Herbalife Nutrition Ltd *	4,817	258,769
Hill-Rom Holdings Inc	1,182	103,236
Hologic Inc *	13,887	552,008
Hormel Foods Corp	13,951	519,117
Humana Inc	357	106,254
IHS Markit Ltd *	19,955	1,029,478
Ingredion Inc	3,695	409,036
Integra LifeSciences Holdings Corp *	838	53,976
IQVIA Holdings Inc *	8,354	833,896
Jazz Pharmaceuticals PLC *	242	41,697
Johnson & Johnson	112,965	13,707,173
Kellogg Co	6,341	443,046
Kimberly-Clark Corp	2,332	245,653
Laboratory Corp of America Holdings *	4,923	883,826
Lamb Weston Holdings Inc	7,501	513,893
Macquarie Infrastructure Corp	4,029	170,024
ManpowerGroup Inc	3,366	289,678
McCormick & Co Inc	5,863	680,636
McKesson Corp	9,263	1,235,684
MEDNAX Inc *	4,654	201,425
Medtronic PLC	69,355	5,937,482
Merck & Co Inc	128,895	7,823,926
Molina Healthcare Inc *	484	47,403
Molson Coors Brewing Co ‘B’	8,894	605,148
Mondelez International Inc ‘A’	74,319	3,047,079
Mylan NV *	26,315	951,024
Nielsen Holdings PLC	18,285	565,555
PepsiCo Inc	8,206	893,387
Perrigo Co PLC	6,626	483,102
Pfizer Inc	297,684	10,799,976
Philip Morris International Inc	79,689	6,434,090
Pilgrim’s Pride Corp *	2,692	54,190
Pinnacle Foods Inc	6,077	395,370
Post Holdings Inc *	1,424	122,492
Premier Inc ‘A’ *	1,689	61,446
QIAGEN NV *	11,351	410,452
Quanta Services Inc *	5,453	182,130
Quest Diagnostics Inc	6,954	764,523
Sabre Corp	2,346	57,805
Seaboard Corp	13	51,516
Service Corp International	4,806	172,007
Spectrum Brands Holdings Inc	1,123	91,659
STERIS PLC	4,309	452,488
Teleflex Inc	1,891	507,185
The Clorox Co	867	117,262
The Coca-Cola Co	43,982	1,929,051
The Cooper Cos Inc	2,085	490,913
The Hain Celestial Group Inc *	4,894	145,841
The Hershey Co	600	55,836
The JM Smucker Co	5,647	606,940
The Kraft Heinz Co	30,917	1,942,206
The Kroger Co	43,580	1,239,851
The Procter & Gamble Co	129,165	10,082,620

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-58

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
The Western Union Co	16,943	$344,451
Thermo Fisher Scientific Inc	19,349	4,007,952
TreeHouse Foods Inc *	2,785	146,240
Tyson Foods Inc ‘A’	14,911	1,026,622
United Therapeutics Corp *	2,177	246,328
Universal Health Services Inc ‘B’	4,345	484,207
US Foods Holding Corp *	10,413	393,820
WellCare Health Plans Inc *	183	45,062
West Pharmaceutical Services Inc	2,872	285,161
Worldpay Inc ‘A’ *	13,628	1,114,498
Zimmer Biomet Holdings Inc	10,446	1,164,102

		135,999,866

Energy - 10.8%

Anadarko Petroleum Corp	17,536	1,284,512
Andeavor	7,221	947,251
Antero Resources Corp *	6,017	128,463
Apache Corp	18,346	857,675
Apergy Corp *	3,849	160,696
Baker Hughes a GE Co	21,360	705,521
Cabot Oil & Gas Corp	6,035	143,633
Centennial Resource Development Inc ‘A’ *	9,361	169,060
Cheniere Energy Inc *	3,273	213,367
Chesapeake Energy Corp *	46,202	242,098
Chevron Corp	97,725	12,355,372
Cimarex Energy Co	4,205	427,817
CNX Resources Corp *	10,988	195,367
Concho Resources Inc *	7,576	1,048,140
ConocoPhillips	60,062	4,181,516
Continental Resources Inc *	2,324	150,502
Devon Energy Corp	26,721	1,174,655
Diamondback Energy Inc	3,728	490,493
Energen Corp *	4,484	326,525
EOG Resources Inc	26,305	3,273,131
EQT Corp	13,561	748,296
Extraction Oil & Gas Inc *	5,252	77,152
Exxon Mobil Corp	217,354	17,981,696
First Solar Inc *	4,105	216,169
Helmerich & Payne Inc	5,445	347,173
Hess Corp	13,584	908,634
HollyFrontier Corp	8,300	567,969
Kinder Morgan Inc	97,320	1,719,644
Kosmos Energy Ltd * (Ghana)	9,855	81,501
Marathon Oil Corp	43,628	910,080
Marathon Petroleum Corp	23,473	1,646,866
Murphy Oil Corp	8,350	281,980
Nabors Industries Ltd	16,996	108,944
National Oilwell Varco Inc	19,585	849,989
Newfield Exploration Co *	6,448	195,052
Noble Energy Inc	24,600	867,888
Occidental Petroleum Corp	39,299	3,288,540
ONEOK Inc	12,272	856,954
Parsley Energy Inc ‘A’ *	4,100	124,148
Patterson-UTI Energy Inc	11,337	204,066
PBF Energy Inc ‘A’	5,827	244,326
Phillips 66	21,557	2,421,067
Pioneer Natural Resources Co	3,904	738,793
QEP Resources Inc *	11,630	142,584
Range Resources Corp	10,802	180,717
RPC Inc	1,829	26,649
RSP Permian Inc *	3,445	151,649
Schlumberger Ltd	71,129	4,767,777
SM Energy Co	5,935	152,470
Targa Resources Corp	11,080	548,349
The Williams Cos Inc	42,386	1,149,084
Transocean Ltd *	21,838	293,503
Valero Energy Corp	22,071	2,446,129
Weatherford International PLC *	50,887	167,418
Whiting Petroleum Corp *	4,592	242,090
WPX Energy Inc *	20,362	367,127

		74,498,267

	Shares	Value
Financial - 27.2%

Affiliated Managers Group Inc	2,778	$413,005
Aflac Inc	39,185	1,685,739
AGNC Investment Corp REIT	21,239	394,833
Air Lease Corp	4,631	194,363
Alexandria Real Estate Equities Inc REIT	4,816	607,635
Alleghany Corp	668	384,080
Ally Financial Inc	22,078	579,989
American Campus Communities Inc REIT	6,977	299,174
American Express Co	11,576	1,134,448
American Financial Group Inc	3,684	395,404
American Homes 4 Rent ‘A’ REIT	13,338	295,837
American International Group Inc	39,447	2,091,480
American National Insurance Co	412	49,271
Ameriprise Financial Inc	6,198	866,976
Annaly Capital Management Inc REIT	59,663	613,932
Apartment Investment & Management Co ‘A’ REIT	8,027	339,542
Apple Hospitality REIT Inc	11,476	205,191
Arch Capital Group Ltd *	17,946	474,851
Arthur J Gallagher & Co	9,198	600,445
Aspen Insurance Holdings Ltd (Bermuda)	3,010	122,507
Associated Banc-Corp	8,570	233,961
Assurant Inc	2,668	276,111
Assured Guaranty Ltd	5,658	202,160
Athene Holding Ltd ‘A’ *	8,108	355,455
AvalonBay Communities Inc REIT	7,077	1,216,466
AXA Equitable Holdings Inc *	6,920	142,621
Axis Capital Holdings Ltd	3,754	208,797
Bank of America Corp	484,898	13,669,275
Bank of Hawaii Corp	2,132	177,851
Bank of the Ozarks	6,157	277,311
BankUnited Inc	5,315	217,118
BB&T Corp	39,948	2,014,977
Berkshire Hathaway Inc ‘B’ *	86,877	16,215,592
BGC Partners Inc ‘A’	13,309	150,658
BlackRock Inc	6,316	3,151,937
BOK Financial Corp	1,353	127,196
Boston Properties Inc REIT	7,901	990,943
Brandywine Realty Trust REIT	9,040	152,595
Brighthouse Financial Inc *	6,118	245,148
Brixmor Property Group Inc REIT	15,436	269,049
Brown & Brown Inc	11,139	308,884
Camden Property Trust REIT	4,554	415,006
Capital One Financial Corp	22,913	2,105,705
Cboe Global Markets Inc	415	43,189
CBRE Group Inc ‘A’ *	8,456	403,689
Chimera Investment Corp REIT	9,448	172,709
Chubb Ltd	23,777	3,020,155
Cincinnati Financial Corp	7,877	526,656
CIT Group Inc	6,517	328,522
Citigroup Inc	130,878	8,758,356
Citizens Financial Group Inc	24,866	967,287
CME Group Inc ‘A’	15,852	2,598,460
CNA Financial Corp	1,486	67,880
Colony Capital Inc REIT”	23,630	147,451
Columbia Property Trust Inc REIT	5,873	133,376
Comerica Inc	8,283	753,090
Commerce Bancshares Inc	4,876	315,526
Corporate Office Properties Trust REIT	5,365	155,531
Credit Acceptance Corp *	55	19,437
Crown Castle International Corp REIT	5,212	561,958
CubeSmart REIT	9,201	296,456
Cullen/Frost Bankers Inc	2,933	317,468
CyrusOne Inc REIT	4,993	291,392
DCT Industrial Trust Inc REIT	4,752	317,101
DDR Corp REIT	8,123	145,402
Digital Realty Trust Inc REIT	10,515	1,173,264
Discover Financial Services	9,681	681,639

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-59

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Douglas Emmett Inc REIT	8,094	$325,217
Duke Realty Corp REIT	18,298	531,191
E*TRADE Financial Corp *	10,492	641,691
East West Bancorp Inc	6,852	446,750
Empire State Realty Trust Inc ‘A’ REIT	6,548	111,971
EPR Properties REIT	3,738	242,185
Equity Commonwealth REIT *	6,005	189,158
Equity Residential REIT	18,395	1,171,578
Erie Indemnity Co ‘A’	350	41,041
Essex Property Trust Inc REIT	3,372	806,144
Everest Re Group Ltd	1,257	289,713
Extra Space Storage Inc REIT	813	81,146
Federal Realty Investment Trust REIT	3,704	468,741
Fifth Third Bancorp	35,175	1,009,523
First American Financial Corp	5,488	283,839
First Citizens BancShares Inc ‘A’	399	160,917
First Hawaiian Inc	3,438	99,771
First Horizon National Corp	16,363	291,916
First Republic Bank	8,206	794,259
FNB Corp	17,174	230,475
FNF Group	13,535	509,187
Forest City Realty Trust Inc ‘A’ REIT	10,960	249,998
Franklin Resources Inc	16,228	520,107
Gaming & Leisure Properties Inc REIT	6,629	237,318
GGP Inc REIT	31,874	651,186
HCP Inc REIT	24,101	622,288
Healthcare Trust of America Inc ‘A’ REIT	10,543	284,239
Highwoods Properties Inc REIT	5,191	263,339
Hospitality Properties Trust REIT	8,333	238,407
Host Hotels & Resorts Inc REIT	37,530	790,757
Hudson Pacific Properties Inc REIT	6,948	246,168
Huntington Bancshares Inc	56,305	831,062
Interactive Brokers Group Inc ‘A’	336	21,642
Intercontinental Exchange Inc	14,140	1,039,997
Invesco Ltd	20,706	549,951
Invitation Homes Inc REIT	15,379	354,640
Iron Mountain Inc REIT	14,476	506,805
JBG SMITH Properties REIT	5,060	184,538
Jefferies Financial Group Inc	15,850	360,429
Jones Lang LaSalle Inc	2,325	385,927
JPMorgan Chase & Co	173,827	18,112,773
KeyCorp	54,181	1,058,697
Kilroy Realty Corp REIT	4,978	376,536
Kimco Realty Corp REIT	20,817	353,681
Lamar Advertising Co ‘A’ REIT	452	30,876
Lazard Ltd ‘A’	617	30,177
Legg Mason Inc	4,254	147,741
Liberty Property Trust REIT	7,559	335,090
Life Storage Inc REIT	2,222	216,223
Lincoln National Corp	11,191	696,640
Loews Corp	14,420	696,198
M&T Bank Corp	7,432	1,264,555
Markel Corp *	637	690,731
Marsh & McLennan Cos Inc	13,810	1,132,006
Medical Properties Trust Inc REIT	18,771	263,545
Mercury General Corp	1,403	63,921
MetLife Inc	44,258	1,929,649
MFA Financial Inc REIT	21,369	161,977
Mid-America Apartment Communities Inc REIT	5,806	584,490
Morgan Stanley	64,015	3,034,311
Nasdaq Inc	6,000	547,620
National Retail Properties Inc REIT	7,854	345,262
Navient Corp	13,388	174,446
New Residential Investment Corp REIT	17,021	297,697
New York Community Bancorp Inc	24,483	270,292
Northern Trust Corp	7,650	787,109
Old Republic International Corp	14,372	286,147
Omega Healthcare Investors Inc REIT	9,201	285,231
OneMain Holdings Inc *	3,786	126,036
Outfront Media Inc REIT	7,025	136,636

	Shares	Value
PacWest Bancorp	6,426	$317,573
Paramount Group Inc REIT	11,004	169,462
Park Hotels & Resorts Inc REIT	10,232	313,406
People’s United Financial Inc	17,637	319,053
Pinnacle Financial Partners Inc	2,198	134,847
Popular Inc	5,132	232,018
Principal Financial Group Inc	14,498	767,669
Prologis Inc REIT	27,186	1,785,848
Prosperity Bancshares Inc	3,359	229,621
Prudential Financial Inc	21,522	2,012,522
Raymond James Financial Inc	4,738	423,340
Rayonier Inc REIT	6,611	255,780
Realogy Holdings Corp	6,442	146,878
Realty Income Corp REIT	14,584	784,473
Regency Centers Corp REIT	7,788	483,479
Regions Financial Corp	57,633	1,024,715
Reinsurance Group of America Inc	3,307	441,418
RenaissanceRe Holdings Ltd (Bermuda)	1,866	224,517
Retail Properties of America Inc ‘A’ REIT	11,241	143,660
Santander Consumer USA Holdings Inc	5,164	98,581
Senior Housing Properties Trust REIT	12,057	218,111
Signature Bank *	1,039	132,867
Simon Property Group Inc REIT	1,289	219,375
SL Green Realty Corp REIT	4,381	440,422
SLM Corp *	22,352	255,930
Spirit Realty Capital Inc REIT	21,962	176,355
Starwood Property Trust Inc REIT	13,033	282,946
State Street Corp	17,407	1,620,418
Sterling Bancorp	11,307	265,715
STORE Capital Corp REIT	9,108	249,559
Sun Communities Inc REIT	4,017	393,184
SunTrust Banks Inc	23,808	1,571,804
SVB Financial Group *	626	180,764
Synchrony Financial	25,269	843,479
Synovus Financial Corp	5,562	293,840
T Rowe Price Group Inc	851	98,793
TCF Financial Corp	8,267	203,534
Texas Capital Bancshares Inc *	917	83,906
TFS Financial Corp	2,998	47,278
The Allstate Corp	17,974	1,640,487
The Bank of New York Mellon Corp	47,943	2,585,566
The Goldman Sachs Group Inc	18,153	4,004,007
The Hanover Insurance Group Inc	2,171	259,565
The Hartford Financial Services Group Inc	18,315	936,446
The Howard Hughes Corp *	1,188	157,410
The Macerich Co REIT	6,968	395,991
The PNC Financial Services Group Inc	24,070	3,251,857
The Travelers Cos Inc	11,145	1,363,479
Torchmark Corp	5,437	442,626
Two Harbors Investment Corp REIT	9,089	143,606
UDR Inc REIT	13,632	511,745
Umpqua Holdings Corp	11,070	250,071
Uniti Group Inc REIT	8,513	170,515
Unum Group	10,739	397,236
US Bancorp	78,869	3,945,027
Validus Holdings Ltd	3,401	229,908
Ventas Inc REIT	18,241	1,038,825
VEREIT Inc REIT	49,867	371,011
VICI Properties Inc REIT	13,889	286,669
Vornado Realty Trust REIT	8,825	652,344
Voya Financial Inc	8,024	377,128
Webster Financial Corp	4,684	298,371
Weingarten Realty Investors REIT	6,113	188,342
Wells Fargo & Co	225,333	12,492,462
Welltower Inc REIT	19,070	1,195,498
Western Alliance Bancorp *	2,026	114,692
Weyerhaeuser Co REIT	38,809	1,414,976
White Mountains Insurance Group Ltd	158	143,244
Willis Towers Watson PLC	6,749	1,023,148
Wintrust Financial Corp	2,806	244,262

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-60

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
WP Carey Inc REIT	5,422	$359,750
WR Berkley Corp	4,880	353,361
XL Group Ltd (Bermuda)	8,321	465,560
Zions Bancorp	9,988	526,268

		188,689,609

Industrial - 7.5%

3M Co	4,877	959,403
Acuity Brands Inc	2,081	241,125
ADT Inc	5,254	45,447
AECOM *	8,198	270,780
AGCO Corp	3,396	206,205
Agilent Technologies Inc	16,539	1,022,772
Allegion PLC	829	64,131
AMETEK Inc	9,492	684,943
AptarGroup Inc	3,179	296,855
Arconic Inc	22,170	377,112
Ardagh Group SA (Luxembourg)	1,261	20,958
Arrow Electronics Inc *	4,470	336,502
Avnet Inc	6,015	257,983
Ball Corp	17,604	625,822
Bemis Co Inc	4,671	197,163
Berry Global Group Inc *	3,356	154,175
Carlisle Cos Inc	3,058	331,212
Caterpillar Inc	2,416	327,779
Clean Harbors Inc *	2,618	145,430
Coherent Inc *	359	56,155
Colfax Corp *	4,548	139,396
Corning Inc	41,941	1,153,797
Crane Co	2,578	206,575
CSX Corp	22,669	1,445,829
Cummins Inc	5,005	665,665
Curtiss-Wright Corp	2,067	246,014
Donaldson Co Inc	513	23,147
Dover Corp	7,699	563,567
Eagle Materials Inc	288	30,231
Eaton Corp PLC	22,419	1,675,596
Emerson Electric Co	9,367	647,634
Energizer Holdings Inc	1,277	80,400
FLIR Systems Inc	6,258	325,228
Flowserve Corp	6,691	270,316
Fluor Corp	7,187	350,582
Fortive Corp	1,310	101,014
Fortune Brands Home & Security Inc	4,324	232,156
Gardner Denver Holdings Inc *	3,645	107,127
Garmin Ltd	5,848	356,728
Gates Industrial Corp PLC *	2,190	35,631
General Dynamics Corp	7,313	1,363,216
General Electric Co	442,156	6,017,743
Genesee & Wyoming Inc ‘A’ *	2,427	197,364
Gentex Corp	4,575	105,316
GrafTech International Ltd	1,915	34,451
Graphic Packaging Holding Co	13,054	189,414
Hexcel Corp	3,594	238,570
Honeywell International Inc	14,502	2,089,013
Hubbell Inc	908	96,012
Huntington Ingalls Industries Inc	324	70,240
IDEX Corp	275	37,532
Ingersoll-Rand PLC	5,830	523,126
ITT Inc	4,493	234,849
Jabil Inc	8,597	237,793
Jacobs Engineering Group Inc	6,540	415,225
Johnson Controls International PLC	47,407	1,585,764
Kansas City Southern	5,258	557,138
Keysight Technologies Inc *	9,595	566,393
Kirby Corp *	3,021	252,556
Knight-Swift Transportation Holdings Inc	6,587	251,689
L3 Technologies Inc	4,011	771,396
Lennox International Inc	153	30,623
Littelfuse Inc	207	47,233

	Shares	Value
Lockheed Martin Corp	1,109	$327,632
Martin Marietta Materials Inc	258	57,619
Masco Corp	5,054	189,121
National Instruments Corp	1,151	48,319
Nordson Corp	195	25,040
Norfolk Southern Corp	14,489	2,185,955
nVent Electric PLC * (United Kingdom)	8,268	207,527
Oshkosh Corp	3,778	265,669
Owens Corning	5,619	356,076
Owens-Illinois Inc *	8,214	138,077
Parker-Hannifin Corp	5,565	867,305
Pentair PLC (United Kingdom)	8,285	348,633
PerkinElmer Inc	5,640	413,017
Regal Beloit Corp	2,248	183,886
Republic Services Inc	10,557	721,677
Rockwell Collins Inc	7,268	978,854
Roper Technologies Inc	4,214	1,162,685
Ryder System Inc	2,632	189,136
Schneider National Inc ‘B’	1,991	54,772
Sealed Air Corp	3,727	158,211
Sensata Technologies Holding PLC *	3,969	188,845
Silgan Holdings Inc	2,560	68,685
Snap-on Inc	2,870	461,266
Sonoco Products Co	5,067	266,017
Stanley Black & Decker Inc	7,913	1,050,926
Stericycle Inc *	4,213	275,067
Teledyne Technologies Inc *	1,808	359,900
Terex Corp	3,496	147,496
Textron Inc	10,949	721,649
The Middleby Corp *	1,159	121,023
The Timken Co	3,399	148,026
Trimble Inc *	12,716	417,593
Trinity Industries Inc	7,544	258,457
Union Pacific Corp	3,211	454,934
United Technologies Corp	38,419	4,803,528
USG Corp *	4,181	180,285
Valmont Industries Inc	1,136	171,252
Vulcan Materials Co	377	48,656
Wabtec Corp	2,819	277,897
Waste Management Inc	3,374	274,441
Waters Corp *	286	55,367
WestRock Co	13,045	743,826
Xylem Inc	4,066	273,967

		51,839,555

Technology - 6.7%

Akamai Technologies Inc *	545	39,910
Amdocs Ltd	7,362	487,291
Analog Devices Inc	15,924	1,527,430
Aspen Technology Inc *	193	17,899
Autodesk Inc *	1,800	235,962
Broadcom Inc	8,867	2,151,489
CA Inc	16,092	573,680
Cerner Corp *	8,974	536,555
Cognizant Technology Solutions Corp ‘A’	2,930	231,441
Conduent Inc *	9,491	172,451
Cypress Semiconductor Corp	5,777	90,006
Dell Technologies Inc ‘V’ *	9,493	802,918
DXC Technology Co	14,628	1,179,163
Fidelity National Information Services Inc	15,454	1,638,588
Genpact Ltd	4,797	138,777
Hewlett Packard Enterprise Co	79,629	1,163,380
HP Inc	84,260	1,911,859
Intel Corp	239,366	11,898,884
International Business Machines Corp	13,249	1,850,885
Leidos Holdings Inc	7,351	433,709
Marvell Technology Group Ltd	20,447	438,384
Micron Technology Inc *	12,883	675,584
Microsoft Corp	20,579	2,029,295
NCR Corp *	1,059	31,749

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-61

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Nuance Communications Inc *	15,540	$215,773
NXP Semiconductors NV * (Netherlands)	16,703	1,825,137
Oracle Corp	133,117	5,865,135
Qorvo Inc *	6,471	518,780
QUALCOMM Inc	76,065	4,268,768
Skyworks Solutions Inc	2,717	262,598
SS&C Technologies Holdings Inc	708	36,745
Synopsys Inc *	6,886	589,235
Take-Two Interactive Software Inc *	2,352	278,383
Teradata Corp *	1,815	72,872
Teradyne Inc	8,217	312,821
The Dun & Bradstreet Corp	1,077	132,094
Western Digital Corp	15,359	1,188,940
Xerox Corp	11,445	274,680
Zynga Inc ‘A’ *	39,737	161,730

		46,260,980

Utilities - 5.5%

AES Corp	33,853	453,969
Alliant Energy Corp	11,919	504,412
Ameren Corp	12,445	757,278
American Electric Power Co Inc	25,284	1,750,917
American Water Works Co Inc	9,140	780,373
Aqua America Inc	9,150	321,897
Atmos Energy Corp	5,584	503,342
Avangrid Inc	2,976	157,520
CenterPoint Energy Inc	22,114	612,779
CMS Energy Corp	14,458	683,574
Consolidated Edison Inc	15,969	1,245,263
Dominion Energy Inc	33,402	2,277,348
DTE Energy Co	9,269	960,546
Duke Energy Corp	35,975	2,844,903
Edison International	16,284	1,030,289
Entergy Corp	9,264	748,439
Evergy Inc	13,874	779,025
Eversource Energy	16,242	951,944
Exelon Corp	49,448	2,106,485
FirstEnergy Corp	24,481	879,113
Hawaiian Electric Industries Inc	5,390	184,877
MDU Resources Group Inc	9,955	285,509
National Fuel Gas Co	4,152	219,890
NextEra Energy Inc	24,153	4,034,276
NiSource Inc	18,391	483,315
NRG Energy Inc	16,105	494,423
OGE Energy Corp	10,205	359,318
PG&E Corp	26,503	1,127,968
Pinnacle West Capital Corp	5,737	462,173
PPL Corp	35,900	1,024,945
Public Service Enterprise Group Inc	25,838	1,398,869
SCANA Corp	7,469	287,706
Sempra Energy	13,549	1,573,174
The Southern Co	51,895	2,403,257
UGI Corp	8,853	460,976
Vectren Corp	4,262	304,520
Vistra Energy Corp *	20,951	495,701
WEC Energy Group Inc	16,188	1,046,554
Xcel Energy Inc	26,096	1,192,065

		38,188,932

Total Common Stocks (Cost $584,003,623)		668,165,521

	Shares	Value

EXCHANGE-TRADED FUND - 2.5%

iShares Russell 1000 Value	140,478	$17,051,220

Total Exchange-Traded Fund (Cost $16,944,187)		17,051,220

	Principal Amount
SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $6,408,458; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $6,540,897)	$6,408,271	6,408,271

Total Short-Term Investment (Cost $6,408,271)		6,408,271

TOTAL INVESTMENTS - 99.9% (Cost $607,356,081)		691,625,012

DERIVATIVES - (0.1%)
(See Note (b) in Notes to Schedule of Investments)		(148,734)

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,074,649

NET ASSETS - 100.0%		$692,550,927

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Financial	27.2%
Consumer, Non-Cyclical	19.6%
Energy	10.8%
Communications	8.5%
Industrial	7.5%
Consumer, Cyclical	7.3%
Technology	6.7%
Utilities	5.5%
Basic Materials	3.4%
Others (each less than 3.0%)	3.4%

	99.9%
Derivatives	(0.1%	)
Other Assets & Liabilities, Net	0.2%

	100.0%

(b)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/18	33	$4,588,440	$4,494,991	($93,449)
S&P MidCap 400 E-Mini Index	09/18	13	2,599,929	2,544,644	(55,285)

Total Futures Contracts					($148,734)

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-62

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$668,165,521	$668,165,521	$-	$-
	Exchange-Traded Fund	17,051,220	17,051,220	-	-
	Short-Term Investment	6,408,271	-	6,408,271	-

	Total Assets	691,625,012	685,216,741	6,408,271	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(148,734)	(148,734)	-	-

	Total Liabilities	(148,734)	(148,734)	-	-

	Total	$691,476,278	$685,068,007	$6,408,271	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-63

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
RIGHTS - 0.1%

Consumer, Non-Cyclical - 0.1%

Dyax Corp - Contingent Value Rights * Ω ±	18,662	$42,736

Total Rights (Cost $20,715)		42,736

COMMON STOCKS - 96.5%

Basic Materials - 3.2%

A Schulman Inc	1,018	45,301
AdvanSix Inc *	407	14,908
Balchem Corp	1,214	119,142
Century Aluminum Co *	107	1,685
Cleveland-Cliffs Inc *	1,783	15,031
Codexis Inc *	1,917	27,605
Coeur Mining Inc *	1,056	8,026
Compass Minerals International Inc	1,187	78,045
Covia Holdings Corp *	1,181	21,919
CSW Industrials Inc *	590	31,181
Ferro Corp *	3,195	66,616
GCP Applied Technologies Inc *	2,741	79,352
Gold Resource Corp	1,726	11,374
HB Fuller Co	1,432	76,870
Ingevity Corp *	1,605	129,780
Innophos Holdings Inc	109	5,188
Kaiser Aluminum Corp	320	33,315
Klondex Mines Ltd * (Canada)	3,259	7,528
KMG Chemicals Inc	501	36,964
Koppers Holdings Inc *	560	21,476
Kraton Corp *	1,077	49,693
Kronos Worldwide Inc	904	20,367
Neenah Inc	528	44,801
OMNOVA Solutions Inc *	1,652	17,181
PolyOne Corp	2,890	124,906
Quaker Chemical Corp	496	76,816
Ryerson Holding Corp *	602	6,712
Schweitzer-Mauduit International Inc	209	9,137
Sensient Technologies Corp	867	62,034
Shiloh Industries Inc *	87	757
Tahoe Resources Inc (NYSE)	5,541	27,262
Tronox Ltd ‘A’	1,639	32,256
United States Lime & Minerals Inc	1	84
Uranium Energy Corp *	6,031	9,710
US Silica Holdings Inc	1,761	45,240
Valhi Inc	130	619
Verso Corp ‘A’ *	91	1,980

		1,360,861

Communications - 7.2%

1-800-Flowers.com Inc ‘A’ *	290	3,640
8x8 Inc *	3,443	69,032
A10 Networks Inc *	1,788	11,139
Acacia Communications Inc *	147	5,117
Aerohive Networks Inc *	1,144	4,542
Blucora Inc *	1,284	47,508
Boingo Wireless Inc *	1,533	34,630
CalAmp Corp *	1,321	30,951
Calix Inc *	856	6,677
Cardlytics Inc *	211	4,591
Cargurus Inc *	1,862	64,686
Carvana Co *	1,078	44,845
Casa Systems Inc *	515	8,410
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	3,277	13,600
ChannelAdvisor Corp *	865	12,153
Chegg Inc *	4,026	111,883
Clearfield Inc *	233	2,575
Cogent Communications Holdings Inc	1,589	84,853

	Shares	Value
eGain Corp *	569	$8,592
Endurance International Group Holdings Inc *	2,671	26,576
Entravision Communications Corp ‘A’	489	2,445
ePlus Inc *	517	48,650
Etsy Inc *	4,524	190,868
Extreme Networks Inc *	4,352	34,642
Gogo Inc *	2,000	9,720
Groupon Inc *	16,746	72,008
GTT Communications Inc *	1,324	59,580
HC2 Holdings Inc *	1,492	8,728
HealthStream Inc	983	26,846
Hemisphere Media Group Inc *	314	4,113
Houghton Mifflin Harcourt Co *	361	2,762
Imperva Inc *	1,327	64,028
InterDigital Inc	587	47,488
Internap Corp *	723	7,534
Leaf Group Ltd *	407	4,416
Liberty Expedia Holdings Inc ‘A’ *	139	6,108
Liberty Media Corp-Liberty Braves ‘A’ *	361	9,281
Liberty Media Corp-Liberty Braves ‘C’ *	1,367	35,351
Limelight Networks Inc *	4,071	18,197
LiveXLive Media Inc *	1,040	6,001
Loral Space & Communications Inc *	506	19,026
MDC Partners Inc ‘A’ *	2,208	10,157
NETGEAR Inc *	271	16,938
Nexstar Media Group Inc ‘A’	1,698	124,633
NIC Inc	2,459	38,237
Ooma Inc *	630	8,915
ORBCOMM Inc *	2,766	27,937
Overstock.com Inc *	785	26,415
Pandora Media Inc *	9,707	76,491
Perficient Inc *	505	13,317
Plantronics Inc	1,258	95,923
Q2 Holdings Inc *	1,387	79,128
Quantenna Communications Inc *	1,265	19,658
QuinStreet Inc *	1,414	17,958
Quotient Technology Inc *	3,024	39,614
RigNet Inc *	41	422
Shenandoah Telecommunications Co	1,769	57,846
Shutterfly Inc *	1,250	112,537
Shutterstock Inc *	715	33,934
Sinclair Broadcast Group Inc ‘A’	1,283	41,248
Stamps.com Inc *	657	166,254
TechTarget Inc *	759	21,556
Telaria Inc *	566	2,287
The New York Times Co ‘A’	4,048	104,843
The Trade Desk Inc ‘A’ *	1,193	111,903
Travelzoo *	183	3,129
tronc Inc *	654	11,301
TrueCar Inc *	3,470	35,012
Tucows Inc ‘A’ *	360	21,834
Value Line Inc	46	1,090
Viavi Solutions Inc *	2,999	30,710
VirnetX Holding Corp *	1,838	6,249
Vonage Holdings Corp *	8,373	107,928
Web.com Group Inc *	1,442	37,276
World Wrestling Entertainment Inc ‘A’	1,598	116,366
XO Group Inc *	917	29,344
Yelp Inc *	3,075	120,478
Yext Inc *	3,072	59,412
Zix Corp *	1,957	10,548
Zscaler Inc *	527	18,840

		3,131,460

Consumer, Cyclical - 13.8%

Allegiant Travel Co	491	68,224
Altra Industrial Motion Corp	560	24,136
America’s Car-Mart Inc *	85	5,262
American Eagle Outfitters Inc	5,510	128,107
Asbury Automotive Group Inc *	775	53,126

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-64

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
At Home Group Inc *	1,004	$39,307
AV Homes Inc *	115	2,461
Beacon Roofing Supply Inc *	1,917	81,703
Belmond Ltd ‘A’ * (United Kingdom)	457	5,096
Big Lots Inc	384	16,044
BJ’s Restaurants Inc	776	46,560
Bloomin’ Brands Inc	3,205	64,420
Blue Bird Corp *	319	7,130
Bluegreen Vacations Corp	283	6,735
BlueLinx Holdings Inc *	336	12,610
BMC Stock Holdings Inc *	121	2,523
Boot Barn Holdings Inc *	731	15,168
Boyd Gaming Corp	2,847	98,677
Brinker International Inc	1,255	59,738
Callaway Golf Co	2,376	45,073
Camping World Holdings Inc ‘A’	1,231	30,750
Carrols Restaurant Group Inc *	1,134	16,840
Castle Brands Inc *	3,221	3,833
Cavco Industries Inc *	324	67,279
Century Communities Inc *	55	1,735
Churchill Downs Inc	447	132,535
Chuy’s Holdings Inc *	518	15,903
Commercial Vehicle Group Inc *	1,190	8,735
Conn’s Inc *	361	11,913
Core-Mark Holding Co Inc	148	3,360
Cracker Barrel Old Country Store Inc	739	115,439
Crocs Inc *	2,556	45,011
Dana Inc	5,141	103,797
Dave & Buster’s Entertainment Inc *	1,510	71,876
Deckers Outdoor Corp *	1,207	136,258
Denny’s Corp *	1,710	27,240
Dine Brands Global Inc	368	27,526
Dorman Products Inc *	1,021	69,745
Douglas Dynamics Inc	842	40,416
Drive Shack Inc *	2,149	16,590
Duluth Holdings Inc ‘B’ *	342	8,136
Eldorado Resorts Inc *	2,493	97,476
Empire Resorts Inc *	70	1,386
EnviroStar Inc	131	5,279
Eros International PLC * (India)	547	7,111
Fiesta Restaurant Group Inc *	723	20,750
FirstCash Inc	1,709	153,554
Five Below Inc *	2,069	202,162
Fossil Group Inc *	388	10,426
Foundation Building Materials Inc *	167	2,568
Fox Factory Holding Corp *	1,363	63,448
Freshpet Inc *	985	27,038
Funko Inc ‘A’ *	395	4,957
G-III Apparel Group Ltd *	465	20,646
Gaia Inc *	262	5,306
GMS Inc *	1,123	30,422
Golden Entertainment Inc *	684	18,461
H&E Equipment Services Inc	944	35,504
Hamilton Beach Brands Holding Co ‘A’	243	7,059
Herman Miller Inc	1,937	65,664
HNI Corp	1,655	61,566
Hooker Furniture Corp	195	9,146
Hovnanian Enterprises Inc ‘A’ *	1,000	1,630
Hudson Ltd ‘A’ * (United Kingdom)	1,506	26,340
ILG Inc	3,021	99,784
IMAX Corp *	2,087	46,227
Installed Building Products Inc *	832	47,050
Interface Inc	2,026	46,497
iRobot Corp *	1,026	77,740
Jack in the Box Inc	194	16,513
Johnson Outdoors Inc ‘A’	115	9,721
KB Home	668	18,196
Kimball International Inc ‘B’	1,234	19,941
Kirkland’s Inc *	175	2,037
Knoll Inc	1,750	36,417

	Shares	Value
La-Z-Boy Inc	732	$22,399
LCI Industries	929	83,749
LGI Homes Inc *	703	40,584
Liberty TripAdvisor Holdings Inc ‘A’ *	2,750	44,275
Lindblad Expeditions Holdings Inc *	730	9,672
Lithia Motors Inc ‘A’	555	52,486
Lumber Liquidators Holdings Inc *	865	21,063
M/I Homes Inc *	186	4,925
Malibu Boats Inc ‘A’ *	774	32,462
Marine Products Corp	286	5,085
MarineMax Inc *	444	8,414
Marriott Vacations Worldwide Corp	728	82,235
MCBC Holdings Inc *	659	19,078
Meritage Homes Corp *	87	3,824
Meritor Inc *	3,194	65,701
Miller Industries Inc	26	664
Mobile Mini Inc	1,494	70,069
Modine Manufacturing Co *	282	5,147
Monarch Casino & Resort Inc *	341	15,021
Movado Group Inc	44	2,125
Nathan’s Famous Inc	119	11,198
National Vision Holdings Inc *	1,289	47,139
Nautilus Inc *	1,062	16,673
Navistar International Corp *	100	4,072
New York & Co Inc *	667	3,415
Noodles & Co *	419	5,154
Ollie’s Bargain Outlet Holdings Inc *	1,878	136,155
Oxford Industries Inc	635	52,692
Papa John’s International Inc	402	20,389
Party City Holdco Inc *	74	1,129
Penn National Gaming Inc *	379	12,731
PetIQ Inc *	364	9,777
PetMed Express Inc	755	33,258
Pinnacle Entertainment Inc *	1,983	66,887
Planet Fitness Inc ‘A’ *	3,348	147,111
Potbelly Corp *	880	11,396
PriceSmart Inc	840	76,020
Purple Innovation Inc *	263	2,236
RCI Hospitality Holdings Inc	254	8,039
Red Rock Resorts Inc ‘A’	2,638	88,373
REV Group Inc	214	3,640
RH *	730	101,981
Roku Inc *	1,641	69,939
Rush Enterprises Inc ‘A’ *	503	21,820
Rush Enterprises Inc ‘B’ *	100	4,390
Ruth’s Hospitality Group Inc	1,114	31,248
Sally Beauty Holdings Inc *	1,246	19,973
Scientific Games Corp ‘A’ *	2,082	102,330
Sears Holdings Corp *	205	486
SeaWorld Entertainment Inc *	2,079	45,364
Shake Shack Inc ‘A’ *	935	61,878
SiteOne Landscape Supply Inc *	1,510	126,795
Skyline Champion Corp	259	9,075
Sleep Number Corp *	1,401	40,657
Sonic Corp	757	26,056
Spartan Motors Inc	1,289	19,464
Sportsman’s Warehouse Holdings Inc *	1,296	6,636
Steven Madden Ltd	2,205	117,085
Superior Uniform Group Inc	309	6,399
Systemax Inc	373	12,805
Tailored Brands Inc	1,881	48,003
Taylor Morrison Home Corp ‘A’ *	686	14,255
Tenneco Inc	1,582	69,545
Texas Roadhouse Inc	2,580	169,016
The Buckle Inc	222	5,972
The Cheesecake Factory Inc	1,634	89,968
The Children’s Place Inc	610	73,688
Tile Shop Holdings Inc	806	6,206
Tilly’s Inc ‘A’	144	2,182
TRI Pointe Group Inc *	294	4,810

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-65

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
UniFirst Corp	77	$13,621
Wabash National Corp	576	10,748
Wesco Aircraft Holdings Inc *	561	6,311
William Lyon Homes ‘A’ *	213	4,942
Willscot Corp *	901	13,335
Wingstop Inc	1,029	53,631
Winmark Corp	94	13,954
Winnebago Industries Inc	1,173	47,624
Wolverine World Wide Inc	3,497	121,591
Zumiez Inc *	207	5,185

		5,980,469

Consumer, Non-Cyclical - 31.9%

22nd Century Group Inc *	4,411	10,851
AAC Holdings Inc *	274	2,567
Abaxis Inc	831	68,981
Abeona Therapeutics Inc *	1,057	16,912
ACADIA Pharmaceuticals Inc *	3,735	57,033
Accelerate Diagnostics Inc *	990	22,077
Acceleron Pharma Inc *	1,216	59,000
Accuray Inc *	2,927	12,001
Achaogen Inc *	1,021	8,842
Aclaris Therapeutics Inc *	827	16,515
Acorda Therapeutics Inc *	213	6,113
Adamas Pharmaceuticals Inc *	424	10,952
Addus HomeCare Corp *	305	17,461
ADMA Biologics Inc *	714	3,220
Aduro Biotech Inc *	2,436	17,052
Aeglea BioTherapeutics Inc *	614	6,496
Aerie Pharmaceuticals Inc *	1,346	90,922
Agenus Inc *	3,143	7,135
Aimmune Therapeutics Inc *	1,638	44,046
Akcea Therapeutics Inc *	482	11,428
Akebia Therapeutics Inc *	1,568	15,649
Akorn Inc *	464	7,698
Alarm.com Holdings Inc *	1,170	47,245
Albireo Pharma Inc *	77	2,734
Alder Biopharmaceuticals Inc *	1,787	28,235
Aldeyra Therapeutics Inc *	599	4,762
Allena Pharmaceuticals Inc *	439	5,720
Amedisys Inc *	1,083	92,553
American Public Education Inc *	49	2,063
American Renal Associates Holdings Inc *	446	7,033
Amicus Therapeutics Inc *	7,162	111,870
AMN Healthcare Services Inc *	1,788	104,777
Amneal Pharmaceuticals Inc *	3,290	53,989
Amphastar Pharmaceuticals Inc *	522	7,966
Ampio Pharmaceuticals Inc *	2,996	6,591
AnaptysBio Inc *	702	49,870
ANI Pharmaceuticals Inc *	311	20,775
Antares Pharma Inc *	5,124	13,220
Apellis Pharmaceuticals Inc *	1,367	30,074
Apollo Medical Holdings Inc *	746	19,292
Aratana Therapeutics Inc *	847	3,600
Arbutus Biopharma Corp * (Canada)	358	2,613
Arcus Biosciences Inc *	136	1,665
Arena Pharmaceuticals Inc *	1,507	65,705
ArQule Inc *	2,967	16,408
Array BioPharma Inc *	7,715	129,458
Arrowhead Pharmaceuticals Inc *	3,291	44,758
Arsanis Inc *	123	446
ASGN Inc *	1,925	150,516
Assembly Biosciences Inc *	642	25,173
Atara Biotherapeutics Inc *	1,539	56,558
Athenex Inc *	1,589	29,651
Athersys Inc *	4,501	8,867
AtriCure Inc *	1,272	34,408
Atrion Corp	54	32,368
Audentes Therapeutics Inc *	1,115	42,604
AVEO Pharmaceuticals Inc *	2,263	5,114

	Shares	Value
Avid Bioservices Inc *	1,911	$7,491
Avis Budget Group Inc *	2,608	84,760
AxoGen Inc *	1,260	63,315
B&G Foods Inc	270	8,073
Barrett Business Services Inc	274	26,460
Bellicum Pharmaceuticals Inc *	1,038	7,660
BG Staffing Inc	257	5,975
BioCryst Pharmaceuticals Inc *	3,258	18,668
Biohaven Pharmaceutical Holding Co Ltd *	1,046	41,338
BioScrip Inc *	513	1,503
BioSpecifics Technologies Corp *	202	9,062
BioTelemetry Inc *	1,227	55,215
BioTime Inc *	977	2,013
Blueprint Medicines Corp *	1,565	99,346
CAI International Inc *	271	6,298
Cal-Maine Foods Inc *	475	21,779
Calavo Growers Inc	601	57,786
Calyxt Inc *	231	4,313
Cambium Learning Group Inc *	120	1,338
Cambrex Corp *	547	28,608
Capella Education Co	412	40,664
Capital Senior Living Corp *	876	9,347
Cara Therapeutics Inc *	951	18,212
Cardiovascular Systems Inc *	1,232	39,843
Cardtronics PLC ‘A’ *	1,215	29,379
Care.com Inc *	735	15,347
CareDx Inc *	1,148	14,052
Career Education Corp *	2,573	41,605
Carriage Services Inc	208	5,106
CASI Pharmaceuticals Inc *	1,639	13,489
Catalyst Pharmaceuticals Inc *	3,755	11,716
Celcuity Inc *	219	5,436
Cellular Biomedicine Group Inc *	260	5,083
Celsius Holdings Inc *	831	3,823
Central Garden & Pet Co *	292	12,696
Central Garden & Pet Co ‘A’ *	1,032	41,765
Cerus Corp *	4,337	28,928
ChemoCentryx Inc *	881	11,603
ChromaDex Corp *	1,455	5,398
Cimpress NV * (Netherlands)	834	120,897
Civitas Solutions Inc *	443	7,265
Clearside Biomedical Inc *	1,058	11,310
Clovis Oncology Inc *	1,804	82,028
Coca-Cola Bottling Co Consolidated	181	24,459
Cohbar Inc *	836	5,476
Coherus Biosciences Inc *	1,776	24,864
Collegium Pharmaceutical Inc *	1,110	26,473
CONMED Corp	355	25,986
Corbus Pharmaceuticals Holdings Inc *	1,749	8,832
Corcept Therapeutics Inc *	3,699	58,148
Corium International Inc *	959	7,682
CorVel Corp *	327	17,658
Corvus Pharmaceuticals Inc *	472	5,183
CRA International Inc	82	4,173
Craft Brew Alliance Inc *	454	9,375
CryoLife Inc *	912	25,399
CTI BioPharma Corp *	1,873	9,328
Cue Biopharma Inc *	650	7,709
Cutera Inc *	517	20,835
Cymabay Therapeutics Inc *	1,703	22,854
Cytokinetics Inc *	1,480	12,284
CytomX Therapeutics Inc *	1,457	33,307
CytoSorbents Corp *	930	10,602
Deciphera Pharmaceuticals Inc *	287	11,293
Deluxe Corp	1,828	121,032
Denali Therapeutics Inc *	640	9,760
Depomed Inc *	2,050	13,673
Dermira Inc *	1,322	12,162
Dicerna Pharmaceuticals Inc *	1,680	20,580
Diplomat Pharmacy Inc *	1,721	43,989

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-66

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Dova Pharmaceuticals Inc *	445	$13,314
Durect Corp *	6,148	9,591
Dynavax Technologies Corp *	2,101	32,040
Eagle Pharmaceuticals Inc *	394	29,810
Editas Medicine Inc *	1,728	61,914
elf Beauty Inc *	850	12,954
Eloxx Pharmaceuticals Inc *	766	13,076
Emergent BioSolutions Inc *	1,684	85,025
Enanta Pharmaceuticals Inc *	634	73,481
Endo International PLC *	540	5,092
Endocyte Inc *	2,247	31,009
Endologix Inc *	3,277	18,548
Enzo Biochem Inc *	1,495	7,759
Epizyme Inc *	1,454	19,702
Esperion Therapeutics Inc *	867	33,978
Evelo Biosciences Inc *	204	2,407
Everi Holdings Inc *	2,549	18,353
EVERTEC Inc	1,939	42,367
Evolus Inc *	201	5,626
Fate Therapeutics Inc *	1,877	21,285
Fennec Pharmaceuticals Inc * (Canada)	423	4,416
FibroGen Inc *	2,829	177,095
Flexion Therapeutics Inc *	1,270	32,829
FONAR Corp *	43	1,142
Forrester Research Inc	410	17,199
Fortress Biotech Inc *	1,178	3,510
Foundation Medicine Inc *	527	72,041
Franklin Covey Co *	370	9,084
G1 Therapeutics Inc *	772	33,551
Genesis Healthcare Inc *	2,437	5,581
GenMark Diagnostics Inc *	1,820	11,612
Genomic Health Inc *	782	39,413
Geron Corp *	6,032	20,690
Glaukos Corp *	1,250	50,800
Global Blood Therapeutics Inc *	1,892	85,518
Globus Medical Inc ‘A’ *	2,715	136,999
GlycoMimetics Inc *	1,273	20,533
Green Dot Corp ‘A’ *	1,816	133,276
GTx Inc *	172	2,633
Haemonetics Corp *	2,035	182,499
Halozyme Therapeutics Inc *	4,730	79,795
Healthcare Services Group Inc	2,814	121,537
HealthEquity Inc *	2,051	154,030
Heidrick & Struggles International Inc	707	24,745
Helen of Troy Ltd *	79	7,778
Helius Medical Technologies Inc *	497	4,731
Herc Holdings Inc *	910	51,269
Heron Therapeutics Inc *	2,415	93,823
Heska Corp *	252	26,155
HMS Holdings Corp *	2,742	59,282
Homology Medicines Inc *	396	8,078
Horizon Pharma PLC *	6,252	103,533
ICF International Inc	76	5,400
Idera Pharmaceuticals Inc *	6,149	8,117
Immune Design Corp *	194	883
ImmunoGen Inc *	4,851	47,200
Immunomedics Inc *	4,522	107,036
Information Services Group Inc *	742	3,042
Innovate Biopharmaceuticals Inc *	647	15,250
Innoviva Inc *	2,670	36,846
Inogen Inc *	668	124,468
Inovio Pharmaceuticals Inc *	3,410	13,367
Insmed Inc *	2,899	68,561
Insperity Inc	1,451	138,208
Inspire Medical Systems Inc *	295	10,520
Insys Therapeutics Inc *	1,144	8,283
Integer Holdings Corp *	866	55,987
Intellia Therapeutics Inc *	1,256	34,364
Inter Parfums Inc	608	32,528
Intercept Pharmaceuticals Inc *	830	69,645

	Shares	Value
Intersect ENT Inc *	1,122	$42,019
Intra-Cellular Therapies Inc *	840	14,843
Intrexon Corp *	2,635	36,732
Invitae Corp *	2,416	17,758
Iovance Biotherapeutics Inc *	3,111	39,821
iRadimed Corp *	133	2,760
iRhythm Technologies Inc *	897	72,774
Ironwood Pharmaceuticals Inc *	5,247	100,323
J&J Snack Foods Corp	569	86,755
John B Sanfilippo & Son Inc	331	24,643
Jounce Therapeutics Inc *	516	3,953
K2M Group Holdings Inc *	1,564	35,190
Kadmon Holdings Inc *	2,632	10,502
Kala Pharmaceuticals Inc *	377	5,176
Karyopharm Therapeutics Inc *	1,657	28,152
Keryx Biopharmaceuticals Inc *	3,607	13,562
Kforce Inc	877	30,081
Kindred Biosciences Inc *	936	9,968
Kindred Healthcare Inc *	3,364	30,276
Korn/Ferry International	2,138	132,406
Kura Oncology Inc *	939	17,090
La Jolla Pharmaceutical Co *	812	23,686
Lancaster Colony Corp	523	72,394
Lantheus Holdings Inc *	1,301	18,930
LeMaitre Vascular Inc	598	20,021
Lexicon Pharmaceuticals Inc *	1,693	20,316
LHC Group Inc *	1,169	100,055
Ligand Pharmaceuticals Inc *	792	164,079
Limoneira Co	140	3,445
LivaNova PLC *	1,458	145,538
Loxo Oncology Inc *	1,005	174,347
Luminex Corp	639	18,870
MacroGenics Inc *	1,486	30,686
Madrigal Pharmaceuticals Inc *	220	61,532
MannKind Corp *	5,318	10,104
Marinus Pharmaceuticals Inc *	1,371	9,693
Marrone Bio Innovations Inc *	1,934	3,559
McGrath RentCorp	910	57,576
MediciNova Inc *	1,480	11,781
Medifast Inc	442	70,791
Medpace Holdings Inc *	449	19,307
Meridian Bioscience Inc	1,402	22,292
Merit Medical Systems Inc *	1,862	95,334
Mersana Therapeutics Inc *	470	8,394
MGP Ingredients Inc	442	39,254
MiMedx Group Inc *	4,055	25,911
Minerva Neurosciences Inc *	1,047	8,638
Miragen Therapeutics Inc *	774	4,961
Mirati Therapeutics Inc *	684	33,721
Momenta Pharmaceuticals Inc *	2,903	59,366
MoneyGram International Inc *	98	656
Monro Inc	1,208	70,185
Mustang Bio Inc *	586	4,038
MyoKardia Inc *	1,154	57,296
Myriad Genetics Inc *	2,191	81,878
NanoString Technologies Inc *	746	10,205
Natera Inc *	1,140	21,455
National Beverage Corp *	445	47,570
National Research Corp ‘A’	353	13,202
Natural Health Trends Corp	263	6,580
Natus Medical Inc *	1,224	42,228
Neogen Corp *	1,906	152,842
NeoGenomics Inc *	2,147	28,147
Neos Therapeutics Inc *	831	5,194
Nevro Corp *	1,103	88,075
NewLink Genetics Corp *	73	347
Novavax Inc *	5,623	7,535
Novocure Ltd *	2,718	85,073
Nutrisystem Inc	1,120	43,120
NuVasive Inc *	1,952	101,738

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-67

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Nuvectra Corp *	523	$10,737
NxStage Medical Inc *	2,493	69,555
Nymox Pharmaceutical Corp * (Canada)	435	1,462
Ocular Therapeutix Inc *	1,298	8,762
Odonate Therapeutics Inc *	264	5,829
Omeros Corp *	1,735	31,473
Optinose Inc *	609	17,040
OraSure Technologies Inc *	2,165	35,658
Organovo Holdings Inc *	3,742	5,239
Orthofix International NV *	503	28,580
OrthoPediatrics Corp *	261	6,953
Ovid therapeutics Inc *	438	3,416
Oxford Immunotec Global PLC *	903	11,640
Pacific Biosciences of California Inc *	4,679	16,610
Pacira Pharmaceuticals Inc *	1,512	48,460
Palatin Technologies Inc *	6,103	5,919
Paratek Pharmaceuticals Inc *	1,201	12,250
Paylocity Holding Corp *	1,101	64,805
Performance Food Group Co *	3,860	141,662
Pfenex Inc *	753	4,074
PFSweb Inc *	579	5,628
Phibro Animal Health Corp ‘A’	716	32,972
Pieris Pharmaceuticals Inc *	1,962	9,947
PolarityTE Inc *	329	7,745
Portola Pharmaceuticals Inc *	2,291	86,531
PRGX Global Inc *	791	7,673
Primo Water Corp *	1,024	17,910
Progenics Pharmaceuticals Inc *	2,806	22,560
Proteostasis Therapeutics Inc *	800	2,232
PTC Therapeutics Inc *	1,711	57,712
Pulse Biosciences Inc *	458	6,934
Puma Biotechnology Inc *	1,104	65,302
Quanterix Corp *	144	2,068
Quidel Corp *	1,241	82,526
Quorum Health Corp *	1,082	5,410
R1 RCM Inc *	3,556	30,866
Ra Pharmaceuticals Inc *	36	358
Radius Health Inc *	1,534	45,207
RadNet Inc *	1,499	22,485
Reata Pharmaceuticals Inc ‘A’ *	600	20,982
Recro Pharma Inc *	657	3,298
REGENXBIO Inc *	1,081	77,562
Reis Inc	328	7,150
Repligen Corp *	1,480	69,619
Resources Connection Inc	361	6,101
resTORbio Inc *	173	1,583
Retrophin Inc *	1,511	41,190
Revance Therapeutics Inc *	1,243	34,120
Revlon Inc ‘A’ *	266	4,668
Rhythm Pharmaceuticals Inc *	463	14,473
Rigel Pharmaceuticals Inc *	5,886	16,657
Rocket Pharmaceuticals Inc *	787	15,449
Rockwell Medical Inc *	1,572	7,750
RTI Surgical Inc *	450	2,070
Sangamo Therapeutics Inc *	3,841	54,542
Savara Inc *	942	10,663
Select Medical Holdings Corp *	4,107	74,542
Selecta Biosciences Inc *	680	9,010
Senseonics Holdings Inc *	2,502	10,283
Seres Therapeutics Inc *	730	6,278
ServiceSource International Inc *	2,961	11,666
Sienna Biopharmaceuticals Inc *	584	8,871
Sientra Inc *	876	17,091
SIGA Technologies Inc *	1,954	11,607
Solid Biosciences Inc *	345	12,292
Sorrento Therapeutics Inc *	3,290	23,688
Sotheby’s *	1,416	76,945
SP Plus Corp *	254	9,449
Spark Therapeutics Inc *	1,191	98,567
Spectrum Pharmaceuticals Inc *	3,449	72,291

	Shares	Value
Spero Therapeutics Inc *	160	$2,347
Spring Bank Pharmaceuticals Inc *	327	3,875
STAAR Surgical Co *	1,575	48,825
Stemline Therapeutics Inc *	1,044	16,756
Strayer Education Inc	409	46,221
Supernus Pharmaceuticals Inc *	1,854	110,962
Surface Oncology Inc *	275	4,485
Surgery Partners Inc *	73	1,088
Surmodics Inc *	492	27,158
Syndax Pharmaceuticals Inc *	127	892
Syneos Health Inc *	172	8,067
Synergy Pharmaceuticals Inc *	9,856	17,149
Syros Pharmaceuticals Inc *	927	9,465
T2 Biosystems Inc *	964	7,461
Tactile Systems Technology Inc *	655	34,060
Tandem Diabetes Care Inc *	1,688	37,170
Team Inc *	65	1,502
Teladoc Inc *	2,348	136,301
Teligent Inc *	1,465	5,069
Tenet Healthcare Corp *	3,169	106,383
TG Therapeutics Inc *	2,241	29,469
The Boston Beer Co Inc ‘A’ *	318	95,305
The Brink’s Co	1,905	151,924
The Chefs’ Warehouse Inc *	821	23,398
The Ensign Group Inc	1,863	66,733
The Hackett Group Inc	845	13,579
The Medicines Co *	2,417	88,704
The Providence Service Corp *	428	33,619
TherapeuticsMD Inc *	6,360	39,686
Theravance Biopharma Inc *	1,628	36,923
Tivity Health Inc *	1,518	53,434
Tocagen Inc *	566	5,286
Tootsie Roll Industries Inc	128	3,949
TransEnterix Inc *	5,898	25,715
Travelport Worldwide Ltd	870	16,130
TriNet Group Inc *	1,653	92,469
TrueBlue Inc *	83	2,237
Turning Point Brands Inc	291	9,283
Tyme Technologies Inc *	1,540	4,866
Ultragenyx Pharmaceutical Inc *	1,780	136,829
UNITY Biotechnology Inc *	194	2,922
Unum Therapeutics Inc *	149	2,138
US Physical Therapy Inc	471	45,216
USANA Health Sciences Inc *	480	55,344
Utah Medical Products Inc	103	11,345
Vanda Pharmaceuticals Inc *	1,942	36,995
Varex Imaging Corp *	1,456	54,003
Vector Group Ltd	1,714	32,703
Veracyte Inc *	851	7,948
Verastem Inc *	1,996	13,732
Vericel Corp *	1,393	13,512
Viad Corp	471	25,552
ViewRay Inc *	1,875	12,975
Viking Therapeutics Inc *	1,642	15,583
Vital Therapies Inc *	970	6,645
Voyager Therapeutics Inc *	811	15,847
WaVe Life Sciences Ltd *	666	25,474
WD-40 Co	515	75,319
Weight Watchers International Inc *	1,376	139,114
Willdan Group Inc *	275	8,517
Wright Medical Group NV *	4,023	104,437
Xencor Inc *	1,747	64,656
XOMA Corp *	105	2,192
Zafgen Inc *	796	8,143
ZIOPHARM Oncology Inc *	5,211	15,737
Zogenix Inc *	1,002	44,288
Zomedica Pharmaceuticals Corp *	1,147	2,581

		13,810,022

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-68

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Diversified - 0.1%

HRG Group Inc *	4,471	$58,525

Energy - 2.3%

Abraxas Petroleum Corp *	5,872	16,970
Carrizo Oil & Gas Inc *	2,969	82,687
CONSOL Energy Inc *	450	17,258
CVR Energy Inc	571	21,121
Delek US Holdings Inc	2,923	146,647
Denbury Resources Inc *	7,774	37,393
Eclipse Resources Corp *	1,674	2,678
Energy XXI Gulf Coast Inc *	176	1,556
Evolution Petroleum Corp	913	8,993
Goodrich Petroleum Corp *	232	2,870
Independence Contract Drilling Inc *	560	2,307
ION Geophysical Corp *	401	9,744
Isramco Inc *	5	615
Jagged Peak Energy Inc *	2,447	31,860
Keane Group Inc *	1,969	26,916
Key Energy Services Inc *	381	6,187
Laredo Petroleum Inc *	1,797	17,287
Liberty Oilfield Services Inc ‘A’ *	570	10,670
Lilis Energy Inc *	1,535	7,982
Mammoth Energy Services Inc *	318	10,799
Matador Resources Co *	3,430	103,072
MRC Global Inc *	1,721	37,294
Murphy USA Inc *	217	16,121
NextDecade Corp *	361	2,469
Northern Oil & Gas Inc *	1,026	3,232
Panhandle Oil & Gas Inc ‘A’	305	5,826
Par Pacific Holdings Inc *	79	1,373
Penn Virginia Corp *	479	40,662
Pioneer Energy Services Corp *	451	2,638
Plug Power Inc *	8,211	16,586
Profire Energy Inc *	861	2,910
ProPetro Holding Corp *	2,686	42,117
Ramaco Resources Inc *	264	1,837
Renewable Energy Group Inc *	119	2,124
Resolute Energy Corp *	43	1,342
Ring Energy Inc *	2,059	25,985
Rosehill Resources Inc *	18	146
Sanchez Energy Corp *	2,583	11,675
Select Energy Services Inc ‘A’ *	389	5,652
Solaris Oilfield Infrastructure Inc ‘A’ *	978	13,976
SRC Energy Inc *	9,182	101,186
Tellurian Inc *	3,067	25,518
TerraForm Power Inc ‘A’	498	5,827
TETRA Technologies Inc *	3,980	17,711
Thermon Group Holdings Inc *	353	8,073
TPI Composites Inc *	550	16,082
Vivint Solar Inc *	412	2,039
WildHorse Resource Development Corp *	952	24,143
Zion Oil & Gas Inc *	2,025	8,211

		1,008,367

Financial - 9.6%

Alexander’s Inc REIT	81	30,993
Allegiance Bancshares Inc *	95	4,118
Altisource Portfolio Solutions SA *	23	671
Americold Realty Trust REIT	1,997	43,974
Ameris Bancorp	1,510	80,558
AmTrust Financial Services Inc	610	8,888
Armada Hoffler Properties Inc REIT	552	8,225
Artisan Partners Asset Management Inc ‘A’	1,887	56,893
Ashford Inc *	32	2,074
Atlantic Capital Bancshares Inc *	674	13,244
BancFirst Corp	172	10,182
Bankwell Financial Group Inc	38	1,222
Blue Hills Bancorp Inc	422	9,368

	Shares	Value
BofI Holding Inc *	2,244	$91,802
BrightSphere Investment Group PLC	2,691	38,374
BSB Bancorp Inc *	85	2,924
Cadence BanCorp	611	17,640
Cambridge Bancorp	30	2,596
Capstar Financial Holdings Inc *	97	1,797
Carolina Financial Corp	507	21,760
Cass Information Systems Inc	459	31,588
Charter Financial Corp	99	2,391
City Holding Co	66	4,965
City Office REIT Inc	241	3,092
Clipper Realty Inc REIT	559	4,774
CoBiz Financial Inc	1,403	30,136
Cohen & Steers Inc	896	37,372
ConnectOne Bancorp Inc	297	7,395
Consolidated-Tomoka Land Co	44	2,706
Cowen Inc *	548	7,590
Curo Group Holdings Corp *	318	7,934
Customers Bancorp Inc *	374	10,614
Diamond Hill Investment Group Inc	134	26,054
Eagle Bancorp Inc *	981	60,135
Easterly Government Properties Inc REIT	383	7,568
EastGroup Properties Inc REIT	1,299	124,132
Elevate Credit Inc *	801	6,776
Ellie Mae Inc *	1,296	134,577
Enova International Inc *	1,265	46,236
Enterprise Bancorp Inc	52	2,102
Enterprise Financial Services Corp	298	16,077
Equity Bancshares Inc ‘A’ *	181	7,508
Esquire Financial Holdings Inc *	73	1,926
Essent Group Ltd *	1,857	66,518
Farmers & Merchants Bancorp Inc	264	10,652
FB Financial Corp	231	9,406
FCB Financial Holdings Inc ‘A’ *	1,407	82,732
Federal Agricultural Mortgage Corp ‘C’	120	10,738
Federated Investors Inc ‘B’	1,225	28,567
FedNat Holding Co	243	5,606
Financial Engines Inc	2,416	108,478
First Connecticut Bancorp Inc	113	3,458
First Financial Bankshares Inc	2,487	126,588
First Financial Northwest Inc	42	820
First Foundation Inc *	370	6,860
First Industrial Realty Trust Inc REIT	1,036	34,540
FNB Bancorp	57	2,090
Four Corners Property Trust Inc REIT	1,601	39,433
FRP Holdings Inc *	40	2,590
FS Bancorp Inc	67	4,238
GAMCO Investors Inc ‘A’	34	910
German American Bancorp Inc	201	7,206
Glacier Bancorp Inc	541	20,926
Global Indemnity Ltd (Cayman)	75	2,924
Granite Point Mortgage Trust Inc REIT	320	5,872
Green Bancorp Inc	171	3,694
Greene County Bancorp Inc	93	3,153
Greenhill & Co Inc	741	21,044
Guaranty Bancorp	792	23,602
Hamilton Lane Inc ‘A’	588	28,206
Hanmi Financial Corp	145	4,111
HarborOne Bancorp Inc *	232	4,394
Health Insurance Innovations Inc ‘A’ *	421	13,619
Heritage Commerce Corp	1,373	23,327
Heritage Insurance Holdings Inc	94	1,567
HFF Inc ‘A’	1,423	48,880
Hingham Institution for Savings	23	5,053
Home BancShares Inc	1,419	32,013
HomeTrust Bancshares Inc *	207	5,827
Houlihan Lokey Inc	1,171	59,979
Howard Bancorp Inc *	66	1,188
Independent Bank Corp MA	112	8,781
Independent Bank Corp MI	242	6,171

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-69

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Independent Bank Group Inc	214	$14,295
Infinity Property & Casualty Corp	52	7,402
Investar Holding Corp	98	2,710
Investment Technology Group Inc	163	3,410
Investors Title Co	15	2,770
James River Group Holdings Ltd	485	19,056
Kearny Financial Corp	1,236	16,624
Kemper Corp	1,093	82,685
Kennedy-Wilson Holdings Inc	2,424	51,268
Kingstone Cos Inc	122	2,062
Kinsale Capital Group Inc	757	41,529
Ladenburg Thalmann Financial Services Inc	3,727	12,672
Lakeland Financial Corp	707	34,070
LegacyTexas Financial Group Inc	758	29,577
LendingTree Inc *	296	63,285
Live Oak Bancshares Inc	512	15,693
Malvern Bancorp Inc *	82	1,997
Marcus & Millichap Inc *	736	28,711
Marlin Business Services Corp	105	3,134
Maui Land & Pineapple Co Inc *	242	2,710
MB Financial Inc	242	11,301
MBIA Inc *	349	3,155
Merchants Bancorp	182	5,192
Meridian Bancorp Inc	268	5,132
Meta Financial Group Inc	353	34,382
Midland States Bancorp Inc	407	13,944
Moelis & Co ‘A’	1,513	88,737
Monmouth Real Estate Investment Corp REIT	449	7,422
National Bank Holdings Corp ‘A’	364	14,047
National Commerce Corp *	250	11,575
National General Holdings Corp	1,452	38,231
National Health Investors Inc REIT	674	49,660
National Storage Affiliates Trust REIT	185	5,702
Newmark Group Inc ‘A’	884	12,579
NexPoint Residential Trust Inc REIT	34	967
NMI Holdings Inc ‘A’ *	1,970	32,111
Old Line Bancshares Inc	37	1,292
On Deck Capital Inc *	1,705	11,935
Origin Bancorp Inc	223	9,130
Pacific Premier Bancorp Inc *	584	22,280
PCSB Financial Corp	108	2,146
Pennsylvania REIT	1,254	13,781
People’s Utah Bancorp	578	20,635
Piper Jaffray Cos	26	1,998
PJT Partners Inc ‘A’	725	38,708
Preferred Bank	532	32,697
Primerica Inc	1,460	145,416
PS Business Parks Inc REIT	525	67,463
Pzena Investment Management Inc ‘A’	706	6,502
QTS Realty Trust Inc ‘A’ REIT	893	35,274
Redfin Corp *	2,802	64,698
Regional Management Corp *	196	6,864
Republic First Bancorp Inc *	394	3,093
RLI Corp	1,281	84,789
Ryman Hospitality Properties Inc REIT	1,695	140,939
Saul Centers Inc REIT	408	21,861
Seacoast Banking Corp of Florida *	302	9,537
ServisFirst Bancshares Inc	1,784	74,446
Siebert Financial Corp *	218	2,272
Silvercrest Asset Management Group Inc ‘A’	394	6,422
Southern First Bancshares Inc *	46	2,033
Southern Missouri Bancorp Inc	27	1,054
State Bank Financial Corp	525	17,535
Sterling Bancorp Inc	435	5,812
Stewart Information Services Corp	39	1,680
Stock Yards Bancorp Inc	191	7,287
Tanger Factory Outlet Centers Inc REIT	3,481	81,769
The Bank of NT Butterfield & Son Ltd (Bermuda)	2,070	94,640
The GEO Group Inc REIT	953	26,246
The RMR Group Inc ‘A’	275	21,574

	Shares	Value
Tompkins Financial Corp	25	$2,147
Trinity Place Holdings Inc *	683	4,474
TriState Capital Holdings Inc *	221	5,768
Triumph Bancorp Inc *	907	36,960
Trupanion Inc *	922	35,589
UMH Properties Inc REIT	1,094	16,793
Union Bankshares Inc	130	6,747
United Community Banks Inc	279	8,557
United Insurance Holdings Corp	661	12,942
Universal Health Realty Income Trust REIT	444	28,407
Universal Insurance Holdings Inc	1,228	43,103
Urban Edge Properties REIT	694	15,872
Veritex Holdings Inc *	259	8,047
Virtus Investment Partners Inc	50	6,398
WageWorks Inc *	1,508	75,400
Walker & Dunlop Inc	136	7,568
Washington Trust Bancorp Inc	175	10,168
Waterstone Financial Inc	84	1,432
West Bancorporation Inc	137	3,446
Westwood Holdings Group Inc	347	20,660
WisdomTree Investments Inc	4,073	36,983
WSFS Financial Corp	313	16,683

		4,164,461

Industrial - 15.0%

AAON Inc	1,568	52,136
Actuant Corp ‘A’	1,162	34,105
Advanced Disposal Services Inc *	2,595	64,304
Advanced Drainage Systems Inc	1,683	48,050
Aerojet Rocketdyne Holdings Inc *	2,651	78,178
Aerovironment Inc *	803	57,358
Air Transport Services Group Inc *	2,207	49,856
Alamo Group Inc	317	28,644
Albany International Corp ‘A’	1,090	65,563
Allied Motion Technologies Inc	282	13,502
American Woodmark Corp *	535	48,979
Apogee Enterprises Inc	895	43,112
Applied Industrial Technologies Inc	1,446	101,437
Applied Optoelectronics Inc *	544	24,426
ArcBest Corp	120	5,484
Astec Industries Inc	420	25,116
Astronics Corp *	805	28,956
Atkore International Group Inc *	1,496	31,072
Axon Enterprise Inc *	1,990	125,728
AZZ Inc	318	13,817
Badger Meter Inc	1,084	48,455
Barnes Group Inc	240	14,136
Boise Cascade Co	1,381	61,731
Builders FirstSource Inc *	4,285	78,373
Cactus Inc ‘A’ *	1,011	34,162
Casella Waste Systems Inc ‘A’ *	275	7,043
Chart Industries Inc *	506	31,210
Chase Corp	274	32,126
Columbus McKinnon Corp	510	22,114
Comfort Systems USA Inc	1,390	63,662
Continental Building Products Inc *	1,412	44,549
Control4 Corp *	414	10,064
Covanta Holding Corp	4,476	73,854
CryoPort Inc *	939	14,817
Cubic Corp	709	45,518
DMC Global Inc	538	24,156
DXP Enterprises Inc *	481	18,374
Dycom Industries Inc *	1,145	108,214
Echo Global Logistics Inc *	1,000	29,250
EMCOR Group Inc	1,660	126,459
Energous Corp *	883	13,095
Energy Recovery Inc *	1,294	10,456
EnerSys	1,046	78,073
EnPro Industries Inc	83	5,806
Evoqua Water Technologies Corp *	2,871	58,855

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-70

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Exponent Inc	1,957	$94,523
FARO Technologies Inc *	602	32,719
Federal Signal Corp	2,122	49,421
Fitbit Inc ‘A’ *	1,723	11,251
Fluidigm Corp *	949	5,656
Forterra Inc *	667	6,490
Forward Air Corp	1,117	65,992
Franklin Electric Co Inc	1,676	75,588
Generac Holdings Inc *	2,296	118,772
General Finance Corp *	182	2,466
Global Brass & Copper Holdings Inc	768	24,077
GoPro Inc ‘A’ *	4,287	27,608
Granite Construction Inc	1,319	73,416
Greif Inc ‘A’	85	4,496
Greif Inc ‘B’	22	1,267
Griffon Corp	69	1,228
Harsco Corp *	3,048	67,361
Heartland Express Inc	1,797	33,334
Heritage-Crystal Clean Inc *	37	744
Hill International Inc *	1,700	10,030
Hillenbrand Inc	2,387	112,547
Hub Group Inc ‘A’ *	790	39,342
Ichor Holdings Ltd *	962	20,414
II-VI Inc *	2,342	101,760
Insteel Industries Inc	634	21,176
IntriCon Corp *	229	9,229
Iteris Inc *	913	4,419
Itron Inc *	1,290	77,464
JELD-WEN Holding Inc *	2,664	76,164
John Bean Technologies Corp	1,187	105,524
Kadant Inc	414	39,806
Kaman Corp	1,045	72,826
KapStone Paper & Packaging Corp	3,328	114,816
Kennametal Inc	1,919	68,892
Kratos Defense & Security Solutions Inc *	1,172	13,490
Lawson Products Inc *	64	1,558
Lindsay Corp	406	39,378
Louisiana-Pacific Corp	837	22,783
Lydall Inc *	103	4,496
Manitex International Inc *	426	5,316
Marten Transport Ltd	670	15,712
Masonite International Corp *	971	69,766
MasTec Inc *	2,462	124,946
Matson Inc	756	29,015
Mesa Laboratories Inc	126	26,596
Methode Electronics Inc	648	26,114
Milacron Holdings Corp *	290	5,490
Mistras Group Inc *	523	9,874
Moog Inc ‘A’	103	8,030
MSA Safety Inc	1,294	124,664
Mueller Industries Inc	2,156	63,624
Mueller Water Products Inc ‘A’	3,515	41,196
Myers Industries Inc	1,165	22,368
MYR Group Inc *	610	21,631
Napco Security Technologies Inc *	435	6,373
National Presto Industries Inc	17	2,108
NCI Building Systems Inc *	1,614	33,894
nLight Inc *	262	8,662
Novanta Inc *	1,239	77,190
NV5 Global Inc *	313	21,691
NVE Corp	177	21,555
Omega Flex Inc	104	8,227
Orion Group Holdings Inc *	477	3,940
OSI Systems Inc *	238	18,405
PAM Transportation Services Inc *	57	2,677
Park Electrochemical Corp	423	9,809
Patrick Industries Inc *	903	51,336
PGT Innovations Inc *	1,845	38,468
Primoris Services Corp	1,084	29,517
Proto Labs Inc *	1,026	122,043

	Shares	Value
Pure Cycle Corp *	338	$3,228
Raven Industries Inc	1,365	52,484
RBC Bearings Inc *	893	115,027
Rexnord Corp *	456	13,251
Rogers Corp *	367	40,906
Saia Inc *	970	78,424
ShotSpotter Inc *	272	10,317
Simpson Manufacturing Co Inc	1,569	97,576
Sparton Corp *	173	3,285
SPX Corp *	1,336	46,827
Standex International Corp	379	38,734
Sterling Construction Co Inc *	221	2,880
Stoneridge Inc *	927	32,575
Sturm Ruger & Co Inc	642	35,952
Summit Materials Inc ‘A’ *	4,264	111,930
Sun Hydraulics Corp	1,083	52,190
SunPower Corp *	803	6,159
Tennant Co	676	53,404
Tetra Tech Inc	1,973	115,420
The Gorman-Rupp Co	146	5,110
TopBuild Corp *	1,344	105,289
Trex Co Inc *	2,240	140,202
Trinseo SA	1,147	81,380
Turtle Beach Corp *	295	5,994
Universal Forest Products Inc	2,020	73,972
Universal Logistics Holdings Inc	309	8,111
US Concrete Inc *	611	32,078
US Ecology Inc	833	53,062
USA Truck Inc *	278	6,525
Vicor Corp *	594	25,869
Vishay Precision Group Inc *	290	11,064
VSE Corp	44	2,102
Watts Water Technologies Inc ‘A’	605	47,432
Werner Enterprises Inc	815	30,603
Woodward Inc	2,033	156,256
Worthington Industries Inc	1,494	62,703
YRC Worldwide Inc *	256	2,573
ZAGG Inc *	1,034	17,888

		6,475,917

Technology - 13.0%

3D Systems Corp *	211	2,914
ACI Worldwide Inc *	4,117	101,566
ACM Research Inc ‘A’ *	303	3,266
Acxiom Corp *	1,500	44,925
Adesto Technologies Corp *	680	5,712
Advanced Energy Industries Inc *	1,493	86,728
Agilysys Inc *	269	4,170
Allscripts Healthcare Solutions Inc *	849	10,188
Altair Engineering Inc ‘A’ *	944	32,266
Alteryx Inc ‘A’ *	1,059	40,411
Ambarella Inc *	484	18,687
Amber Road Inc *	936	8,808
American Software Inc ‘A’	587	8,553
Appfolio Inc ‘A’ *	559	34,183
Apptio Inc ‘A’ *	1,274	46,119
Aquantia Corp *	800	9,264
Asure Software Inc *	373	5,949
Avid Technology Inc *	837	4,352
Benefitfocus Inc *	758	25,469
Blackbaud Inc	1,830	187,484
Blackline Inc *	1,226	53,245
Bottomline Technologies de Inc *	1,525	75,991
Box Inc ‘A’ *	4,822	120,502
Brightcove Inc *	1,230	11,870
Brooks Automation Inc	2,632	85,856
Cabot Microelectronics Corp	964	103,688
Carbon Black Inc *	309	8,034
Carbonite Inc *	1,007	35,144
Castlight Health Inc ‘B’ *	2,860	12,155

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-71

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
CEVA Inc *	768	$23,194
Cirrus Logic Inc *	147	5,635
Cision Ltd *	1,478	22,096
Cloudera Inc *	3,921	53,483
Cohu Inc	170	4,167
CommVault Systems Inc *	1,491	98,182
Computer Programs & Systems Inc	210	6,909
ConvergeOne Holdings Inc	747	7,014
Cornerstone OnDemand Inc *	2,024	95,998
Cotiviti Holdings Inc *	1,249	55,118
Coupa Software Inc *	2,012	125,227
Cray Inc *	263	6,470
CSG Systems International Inc	1,043	42,627
Digimarc Corp *	414	11,095
Diodes Inc *	359	12,375
Donnelley Financial Solutions Inc *	621	10,787
Eastman Kodak Co *	503	1,911
Ebix Inc	916	69,845
Entegris Inc	5,376	182,246
Envestnet Inc *	1,677	92,151
Everbridge Inc *	989	46,898
Evolent Health Inc ‘A’ *	606	12,756
Exela Technologies Inc *	1,424	6,764
ExlService Holdings Inc *	1,269	71,838
Five9 Inc *	2,147	74,222
ForeScout Technologies Inc *	1,092	37,412
FormFactor Inc *	230	3,059
Glu Mobile Inc *	4,153	26,621
Hortonworks Inc *	2,602	47,409
HubSpot Inc *	1,372	172,049
Immersion Corp *	1,175	18,142
Impinj Inc *	749	16,560
InnerWorkings Inc *	165	1,434
Inovalon Holdings Inc ‘A’ *	2,636	26,162
Inphi Corp *	1,644	53,611
Insight Enterprises Inc *	495	24,220
Instructure Inc *	1,186	50,464
Integrated Device Technology Inc *	5,021	160,070
j2 Global Inc	1,778	153,993
Kopin Corp *	1,975	5,649
Lattice Semiconductor Corp *	4,295	28,175
LivePerson Inc *	2,135	45,049
Lumentum Holdings Inc *	2,376	137,570
Majesco *	220	1,353
MAXIMUS Inc	2,468	153,288
MaxLinear Inc *	2,370	36,948
Medidata Solutions Inc *	2,191	176,507
Mercury Systems Inc *	911	34,673
MINDBODY Inc ‘A’ *	1,628	62,841
Mitek Systems Inc *	1,156	10,288
MobileIron Inc *	2,703	12,028
Model N Inc *	977	18,172
Monotype Imaging Holdings Inc	699	14,190
Nanometrics Inc *	854	30,240
New Relic Inc *	1,678	168,790
Omnicell Inc *	1,456	76,367
OneSpan Inc *	1,198	23,541
PAR Technology Corp *	352	6,223
Park City Group Inc *	452	3,571
PDF Solutions Inc *	99	1,186
Pitney Bowes Inc	3,591	30,775
PlayAGS Inc *	605	16,377
Power Integrations Inc	1,087	79,405
Progress Software Corp	1,721	66,809
PROS Holdings Inc *	1,053	38,508
QAD Inc ‘A’	388	19,458
Quality Systems Inc *	1,299	25,331
Qualys Inc *	1,277	107,651
Rapid7 Inc *	1,362	38,436
Remark Holdings Inc *	933	3,648

	Shares	Value
Rimini Street Inc *	313	$2,050
Rosetta Stone Inc *	105	1,683
Rudolph Technologies Inc *	1,196	35,402
SailPoint Technologies Holding Inc *	1,460	35,828
Science Applications International Corp	1,610	130,297
Semtech Corp *	2,265	106,568
SendGrid Inc *	341	9,043
Sigma Designs Inc *	1,124	6,856
Silicon Laboratories Inc *	1,625	161,850
Simulations Plus Inc	395	8,789
SMART Global Holdings Inc *	376	11,983
SPS Commerce Inc *	638	46,880
Super Micro Computer Inc *	299	7,071
Synaptics Inc *	126	6,347
Syntel Inc *	1,234	39,599
Tabula Rasa HealthCare Inc *	654	41,745
Telenav Inc *	541	3,030
TTEC Holdings Inc	554	19,141
Unisys Corp *	1,259	16,241
Upland Software Inc *	592	20,347
USA Technologies Inc *	1,956	27,384
Varonis Systems Inc *	1,050	78,225
VeriFone Systems Inc *	2,670	60,929
Veritone Inc *	272	4,575
Virtusa Corp *	1,067	51,942
Vocera Communications Inc *	1,111	33,208
Vuzix Corp *	746	5,558
Workiva Inc *	1,049	25,596
Xcerra Corp *	1,803	25,188
Xperi Corp	402	6,472

		5,620,587

Utilities - 0.4%

American States Water Co	950	54,302
California Water Service Group	161	6,271
Chesapeake Utilities Corp	60	4,797
Global Water Resources Inc	407	3,826
Middlesex Water Co	529	22,308
New Jersey Resources Corp	234	10,471
SJW Group	423	28,011
South Jersey Industries Inc	495	16,568
Spark Energy Inc ‘A’	365	3,559
The York Water Co	468	14,882

		164,995

Total Common Stocks (Cost $34,872,592)		41,775,664

EXCHANGE-TRADED FUND - 3.1%

iShares Russell 2000 Growth	6,678	1,364,515

Total Exchange-Traded Fund (Cost $1,296,540)		1,364,515

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-72

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $119,240; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $124,224)	$119,237	$119,237

Total Short-Term Investment (Cost $119,237)		119,237

TOTAL INVESTMENTS - 100.0% (Cost $36,309,084)		43,302,152

DERIVATIVES - (0.0%)
(See Note (c) in Notes to Schedule of Investments)		(2,086)

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(17,955)

NET ASSETS - 100.0%		$43,282,111

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows

Consumer, Non-Cyclical	32.0%
Industrial	15.0%
Consumer, Cyclical	13.8%
Technology	13.0%
Financial	9.6%
Communications	7.2%
Basic Materials	3.2%
Exchange-Traded Fund	3.1%
Others (each less than 3.0%)	3.1%

	100.0%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)

An investment with a value of $42,736 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	09/18	1	$84,461	$82,375	($2,086)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$42,736	$-	$-	$42,736
	Common Stocks	41,775,664	41,775,664	-	-
	Exchange-Traded Fund	1,364,515	1,364,515	-	-
	Short-Term Investment	119,237	-	119,237	-

	Total Assets	43,302,152	43,140,179	119,237	42,736

Liabilities
	Derivatives:
	Equity Contracts
	Futures	(2,086)	(2,086)	-	-

	Total Liabilities	(2,086)	(2,086)	-	-

	Total	$43,300,066	$43,138,093	$119,237	$42,736

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-73

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%

Basic Materials - 3.4%

AdvanSix Inc *	1,704	$62,418
AgroFresh Solutions Inc *	2,673	18,738
AK Steel Holding Corp *	26,980	117,093
Allegheny Technologies Inc *	10,742	269,839
American Vanguard Corp	2,459	56,434
Carpenter Technology Corp	3,992	209,860
Century Aluminum Co *	4,022	63,347
Clearwater Paper Corp *	1,343	31,023
Cleveland-Cliffs Inc *	21,475	181,034
Coeur Mining Inc *	13,442	102,159
Commercial Metals Co	9,967	210,403
Compass Minerals International Inc	258	16,964
Energy Fuels Inc *	6,134	13,924
Ferroglobe Representation & Warranty Insurance Trust * Ω ±	14,991	—
Gold Resource Corp	582	3,835
Hawkins Inc	818	28,916
HB Fuller Co	1,118	60,014
Hecla Mining Co	34,019	118,386
Innophos Holdings Inc	1,435	68,306
Innospec Inc	2,079	159,148
Intrepid Potash Inc *	8,040	32,964
Kaiser Aluminum Corp	674	70,170
Klondex Mines Ltd * (Canada)	4,189	9,677
KMG Chemicals Inc	121	8,927
Koppers Holdings Inc *	497	19,060
Kraton Corp *	222	10,243
Landec Corp *	2,265	33,749
Materion Corp	1,717	92,976
Minerals Technologies Inc	3,024	227,858
Neenah Inc	249	21,128
Oil-Dri Corp of America	453	19,089
PH Glatfelter Co	3,722	72,914
PolyOne Corp	364	15,732
PQ Group Holdings Inc *	3,120	56,160
Rayonier Advanced Materials Inc	4,389	75,008
Schnitzer Steel Industries Inc ‘A’	2,244	75,623
Schweitzer-Mauduit International Inc	2,132	93,211
Sensient Technologies Corp	1,708	122,207
Shiloh Industries Inc *	1,060	9,222
Smart Sand Inc *	1,893	10,052
Stepan Co	1,733	135,191
Tahoe Resources Inc (NYSE)	14,053	69,141
Tronox Ltd ‘A’	4,314	84,900
United States Lime & Minerals Inc	161	13,508
Universal Stainless & Alloy Products Inc *	588	13,918
US Silica Holdings Inc	2,676	68,746
Valhi Inc	2,129	10,134
Verso Corp ‘A’ *	2,719	59,165

		3,322,514

Communications - 4.9%

1-800-Flowers.com Inc ‘A’ *	1,663	20,871
Acacia Communications Inc *	2,012	70,038
ADTRAN Inc	4,099	60,870
ATN International Inc	892	47,071
Beasley Broadcast Group Inc ‘A’	446	4,995
Blucora Inc *	1,114	41,218
Calix Inc *	1,812	14,134
Cars.com Inc *	6,207	176,217
Casa Systems Inc *	128	2,090
ChannelAdvisor Corp *	136	1,911
Ciena Corp *	12,255	324,880
Cincinnati Bell Inc *	3,584	56,269
Clear Channel Outdoor Holdings Inc ‘A’	3,313	14,246

	Shares	Value
Clearfield Inc *	308	$3,403
Comtech Telecommunications Corp	1,966	62,676
Consolidated Communications Holdings Inc	5,986	73,987
Daily Journal Corp *	99	22,790
DASAN Zhone Solutions Inc *	461	4,499
eGain Corp *	208	3,141
Entercom Communications Corp ‘A’	10,936	82,567
Entravision Communications Corp ‘A’	4,454	22,270
Finisar Corp *	9,820	176,760
Fluent Inc *	2,826	6,924
Frontier Communications Corp	6,705	35,939
Fusion Connect Inc *	1,521	5,993
Gannett Co Inc	9,699	103,779
Gray Television Inc *	6,810	107,598
Harmonic Inc *	7,177	30,502
Hawaiian Telcom Holdco Inc *	528	15,270
Hemisphere Media Group Inc *	778	10,192
Houghton Mifflin Harcourt Co *	8,062	61,674
Infinera Corp *	12,758	126,687
Intelsat SA *	3,411	56,827
InterDigital Inc	1,647	133,242
Iridium Communications Inc *	8,205	132,100
KVH Industries Inc *	1,415	18,961
Lands’ End Inc *	898	25,054
Leaf Group Ltd *	359	3,895
Liberty Expedia Holdings Inc ‘A’ *	4,342	190,787
Liberty Latin America Ltd ‘A’ * (Chile)	3,710	70,935
Liberty Latin America Ltd ‘C’ * (Chile)	9,696	187,908
Liquidity Services Inc *	2,319	15,189
Maxar Technologies Ltd	4,843	244,668
Meredith Corp	3,378	172,278
MSG Networks Inc ‘A’ *	5,128	122,816
NeoPhotonics Corp *	2,942	18,329
NETGEAR Inc *	2,066	129,125
New Media Investment Group Inc	5,066	93,620
NII Holdings Inc *	7,539	29,402
Oclaro Inc *	14,385	128,458
Perficient Inc *	1,795	47,334
Preformed Line Products Co	274	24,326
RigNet Inc *	1,102	11,351
Saga Communications Inc ‘A’	346	13,321
Scholastic Corp	2,405	106,566
Sinclair Broadcast Group Inc ‘A’	3,292	105,838
Spok Holdings Inc	1,610	24,231
TEGNA Inc	18,504	200,768
Telaria Inc *	2,420	9,777
The EW Scripps Co ‘A’	3,921	52,502
The Meet Group Inc *	5,938	26,602
The New York Times Co ‘A’	2,090	54,131
Value Line Inc	28	664
ViaSat Inc *	4,679	307,504
Viavi Solutions Inc *	12,493	127,928
Web.com Group Inc *	288	7,445
WideOpenWest Inc *	2,603	25,145
Windstream Holdings Inc	3,597	18,956

		4,729,444

Consumer, Cyclical - 10.5%

Abercrombie & Fitch Co ‘A’	5,819	142,449
Acushnet Holdings Corp	2,929	71,643
Altra Industrial Motion Corp	1,210	52,151
AMC Entertainment Holdings Inc ‘A’	4,451	70,771
America’s Car-Mart Inc *	336	20,798
American Axle & Manufacturing Holdings Inc *	9,539	148,427
American Eagle Outfitters Inc	1,363	31,690
Anixter International Inc *	2,523	159,706
Ascena Retail Group Inc *	14,795	58,958
AV Homes Inc *	759	16,243
Barnes & Noble Education Inc *	3,443	19,419

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-74

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Barnes & Noble Inc	5,293	$33,611
Bassett Furniture Industries Inc	910	25,071
Beacon Roofing Supply Inc *	1,496	63,760
Beazer Homes USA Inc *	2,627	38,748
Bed Bath & Beyond Inc	11,496	229,058
Belmond Ltd ‘A’ * (United Kingdom)	6,704	74,750
Big 5 Sporting Goods Corp	1,813	13,779
Big Lots Inc	2,747	114,770
Biglari Holdings Inc ‘A’ *	9	8,550
Biglari Holdings Inc ‘B’ *	78	14,312
Blue Bird Corp *	615	13,745
BMC Stock Holdings Inc *	5,532	115,342
Bojangles’ Inc *	1,464	21,082
Boyd Gaming Corp	630	21,836
Brinker International Inc	911	43,364
Caleres Inc	3,598	123,735
Callaway Golf Co	2,653	50,327
Cannae Holdings Inc *	5,833	108,202
Carrols Restaurant Group Inc *	441	6,549
Century Casinos Inc *	2,293	20,064
Century Communities Inc *	2,032	64,110
Chico’s FAS Inc	10,943	89,076
Chuy’s Holdings Inc *	276	8,473
Citi Trends Inc	1,088	29,855
Clarus Corp *	1,838	15,164
CompX International Inc	180	2,376
Conn’s Inc *	864	28,512
Cooper Tire & Rubber Co	4,344	114,247
Cooper-Standard Holdings Inc *	1,535	200,578
Core-Mark Holding Co Inc	3,576	81,175
Culp Inc	899	22,070
Daktronics Inc	3,010	25,615
Dana Inc	965	19,483
Del Frisco’s Restaurant Group Inc *	1,694	21,344
Del Taco Restaurants Inc *	2,672	37,889
Denny’s Corp *	1,414	22,525
Dillard’s Inc ‘A’	1,009	95,350
Dine Brands Global Inc	573	42,860
Drive Shack Inc *	383	2,957
DSW Inc ‘A’	5,854	151,150
El Pollo Loco Holdings Inc *	1,806	20,588
Empire Resorts Inc *	135	2,673
Eros International PLC * (India)	1,369	17,797
Escalade Inc	979	13,804
Essendant Inc	3,162	41,802
Ethan Allen Interiors Inc	2,095	51,327
Express Inc *	6,296	57,608
EZCORP Inc ‘A’ *	4,267	51,417
Fiesta Restaurant Group Inc *	408	11,710
Flexsteel Industries Inc	621	24,778
Fossil Group Inc *	3,022	81,201
Foundation Building Materials Inc *	916	14,088
Francesca’s Holdings Corp *	2,942	22,212
G-III Apparel Group Ltd *	2,667	118,415
Gaia Inc *	344	6,966
GameStop Corp ‘A’	8,554	124,632
Genesco Inc *	1,660	65,902
Gentherm Inc *	3,132	123,088
GMS Inc *	168	4,551
GNC Holdings Inc ‘A’ *	6,992	24,612
Green Brick Partners Inc *	1,946	19,071
Group 1 Automotive Inc	1,724	108,612
Guess? Inc	4,926	105,416
H&E Equipment Services Inc	597	22,453
Haverty Furniture Cos Inc	1,667	36,007
Hawaiian Holdings Inc	4,307	154,837
Herman Miller Inc	722	24,476
Hibbett Sports Inc *	1,599	36,617
Hooker Furniture Corp	542	25,420

	Shares	Value
Hovnanian Enterprises Inc ‘A’ *	8,525	$13,896
ILG Inc	2,250	74,317
Interface Inc	532	12,209
International Speedway Corp ‘A’	2,072	92,618
J Alexander’s Holdings Inc *	1,162	12,956
J. Jill Inc *	1,391	12,992
Jack in the Box Inc	2,104	179,092
JC Penney Co Inc *	26,808	62,731
Johnson Outdoors Inc ‘A’	158	13,356
KB Home	5,818	158,482
Kimball International Inc ‘B’	456	7,369
Kirkland’s Inc *	991	11,535
Knoll Inc	285	5,931
La-Z-Boy Inc	2,323	71,084
Lifetime Brands Inc	1,091	13,801
Lithia Motors Inc ‘A’	779	73,670
Lumber Liquidators Holdings Inc *	477	11,615
M/I Homes Inc *	1,897	50,233
MarineMax Inc *	775	14,686
Marriott Vacations Worldwide Corp	195	22,027
MDC Holdings Inc	3,871	119,111
Meritage Homes Corp *	3,119	137,080
Miller Industries Inc	917	23,429
Mobile Mini Inc	430	20,167
Modine Manufacturing Co *	3,611	65,901
Monarch Casino & Resort Inc *	208	9,162
Motorcar Parts of America Inc *	1,577	29,506
Movado Group Inc	1,264	61,051
National CineMedia Inc	6,583	55,297
Nautilus Inc *	235	3,690
Navistar International Corp *	3,982	162,147
New York & Co Inc *	879	4,500
Nexeo Solutions Inc *	2,759	25,190
Office Depot Inc	47,470	121,048
Papa John’s International Inc	1,049	53,205
Party City Holdco Inc *	2,775	42,319
PC Connection Inc	973	32,304
Penn National Gaming Inc *	6,447	216,555
Perry Ellis International Inc *	1,142	31,028
PetIQ Inc *	47	1,262
Pier 1 Imports Inc	7,139	16,991
RCI Hospitality Holdings Inc	200	6,330
Reading International Inc ‘A’ *	1,381	22,027
Red Lion Hotels Corp *	1,294	15,075
Red Robin Gourmet Burgers Inc *	1,108	51,633
Regis Corp *	3,033	50,166
REV Group Inc	2,106	35,823
Rite Aid Corp *	89,977	155,660
Rocky Brands Inc	574	17,220
Rush Enterprises Inc ‘A’ *	1,388	60,211
Rush Enterprises Inc ‘B’ *	210	9,219
Sally Beauty Holdings Inc *	7,685	123,191
ScanSource Inc *	2,159	87,008
Sears Holdings Corp *	2,768	6,560
Shoe Carnival Inc	907	29,432
Signet Jewelers Ltd (NYSE)	5,048	281,426
SkyWest Inc	4,359	226,232
Sonic Automotive Inc ‘A’	2,056	42,354
Sonic Corp	1,350	46,467
Speedway Motorsports Inc	1,047	18,176
Spirit Airlines Inc *	5,865	213,193
Standard Motor Products Inc	1,804	87,205
Steelcase Inc ‘A’	7,222	97,497
Superior Industries International Inc	2,080	37,232
Systemax Inc	242	8,308
Taylor Morrison Home Corp ‘A’ *	8,162	169,606
Tenneco Inc	811	35,652
The Buckle Inc	1,967	52,912
The Cato Corp ‘A’	1,913	47,098

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-75

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
The Container Store Group Inc *	1,433	$12,052
The Habit Restaurants Inc ‘A’ *	1,714	17,140
The Marcus Corp	1,618	52,585
The New Home Co Inc *	1,114	11,107
Tile Shop Holdings Inc	1,622	12,489
Tilly’s Inc ‘A’	1,012	15,332
Titan International Inc	4,243	45,527
Titan Machinery Inc *	1,677	26,077
Tower International Inc	1,694	53,869
Town Sports International Holdings Inc *	1,107	16,107
TRI Pointe Group Inc *	12,319	201,539
Triton International Ltd (Bermuda)	4,474	137,173
Tupperware Brands Corp	4,382	180,714
Unifi Inc *	1,375	43,587
UniFirst Corp	1,137	201,135
Universal Electronics Inc *	1,171	38,702
Vera Bradley Inc *	1,924	27,013
Veritiv Corp *	964	38,415
Vista Outdoor Inc *	4,881	75,607
Wabash National Corp	3,615	67,456
Wesco Aircraft Holdings Inc *	3,370	37,913
Weyco Group Inc	557	20,275
William Lyon Homes ‘A’ *	2,223	51,574
Willscot Corp *	904	13,379
Wingstop Inc	184	9,590
World Fuel Services Corp	5,727	116,888
Zoe’s Kitchen Inc *	1,611	15,723
Zumiez Inc *	1,114	27,906

		10,165,129

Consumer, Non-Cyclical - 9.7%

AAC Holdings Inc *	521	4,882
Aaron’s Inc	6,020	261,569
Abeona Therapeutics Inc *	259	4,144
ABM Industries Inc	5,657	165,071
Acacia Research Corp *	4,436	18,409
Acceleron Pharma Inc *	578	28,045
ACCO Brands Corp	9,097	125,993
Achaogen Inc *	314	2,719
Achillion Pharmaceuticals Inc *	11,263	31,874
Aclaris Therapeutics Inc *	391	7,808
Acorda Therapeutics Inc *	3,237	92,902
Adamas Pharmaceuticals Inc *	922	23,815
Adtalem Global Education Inc *	5,129	246,705
Adverum Biotechnologies Inc *	4,290	22,737
Akebia Therapeutics Inc *	589	5,878
Akorn Inc *	6,947	115,251
Albireo Pharma Inc *	602	21,371
Alder Biopharmaceuticals Inc *	955	15,089
Alico Inc	279	8,844
Alliance One International Inc *	711	11,269
AMAG Pharmaceuticals Inc *	2,938	57,291
American Public Education Inc *	1,296	54,562
American Renal Associates Holdings Inc *	94	1,482
Amphastar Pharmaceuticals Inc *	1,861	28,399
AngioDynamics Inc *	3,124	69,478
Anika Therapeutics Inc *	1,236	39,552
Aratana Therapeutics Inc *	1,929	8,198
Arbutus Biopharma Corp * (Canada)	2,190	15,987
Arcus Biosciences Inc *	141	1,726
Ardelyx Inc *	2,985	11,044
Arena Pharmaceuticals Inc *	842	36,711
ArQule Inc *	681	3,766
Audentes Therapeutics Inc *	216	8,253
Avanos Medical Inc *	4,013	229,744
AVEO Pharmaceuticals Inc *	3,563	8,052
B&G Foods Inc	5,018	150,038
Bellicum Pharmaceuticals Inc *	1,065	7,860
BioCryst Pharmaceuticals Inc *	1,340	7,678

	Shares	Value
BioScrip Inc *	9,095	$26,648
BioTime Inc *	5,856	12,063
Brookdale Senior Living Inc *	15,983	145,285
Cadiz Inc *	1,922	25,178
CAI International Inc *	884	20,544
Cal-Maine Foods Inc *	1,594	73,085
Calithera Biosciences Inc *	2,654	13,270
Cambium Learning Group Inc *	950	10,592
Cambrex Corp *	1,601	83,732
Capella Education Co	65	6,416
Cara Therapeutics Inc *	325	6,224
Cardtronics PLC ‘A’ *	655	15,838
CareDx Inc *	158	1,934
Carriage Services Inc	782	19,198
CASI Pharmaceuticals Inc *	394	3,243
Catalyst Biosciences Inc *	1,016	11,857
CBIZ Inc *	4,414	101,522
Cellular Biomedicine Group Inc *	209	4,086
Central Garden & Pet Co *	214	9,305
Central Garden & Pet Co ‘A’ *	744	30,110
Cerus Corp *	1,353	9,025
Chimerix Inc *	3,714	17,679
Civitas Solutions Inc *	399	6,544
Community Health Systems Inc *	7,359	24,432
Concert Pharmaceuticals Inc *	1,826	30,732
CONMED Corp	1,366	99,991
Corium International Inc *	259	2,075
Corvus Pharmaceuticals Inc *	127	1,394
CRA International Inc	489	24,885
Cross Country Healthcare Inc *	3,016	33,930
CryoLife Inc *	986	27,460
Cymabay Therapeutics Inc *	1,181	15,849
Cytokinetics Inc *	345	2,864
Darling Ingredients Inc *	14,034	278,996
Dean Foods Co	7,689	80,811
Depomed Inc *	664	4,429
Diplomat Pharmacy Inc *	977	24,972
Dynavax Technologies Corp *	596	9,089
Edgewell Personal Care Co *	4,602	232,217
Emerald Expositions Events Inc	2,108	43,425
Endo International PLC *	17,952	169,287
Endocyte Inc *	478	6,596
Ennis Inc	2,120	43,142
Epizyme Inc *	1,153	15,623
EVERTEC Inc	885	19,337
Farmer Brothers Co *	852	26,029
Five Prime Therapeutics Inc *	2,796	44,205
FONAR Corp *	436	11,576
Foundation Medicine Inc *	114	15,584
Fresh Del Monte Produce Inc	2,614	116,454
FTI Consulting Inc *	3,214	194,383
Great Lakes Dredge & Dock Corp *	4,647	24,397
Harvard Bioscience Inc *	2,612	13,974
Helen of Troy Ltd *	2,106	207,336
Hertz Global Holdings Inc *	4,691	71,960
HMS Holdings Corp *	871	18,831
Hostess Brands Inc *	8,424	114,566
Huron Consulting Group Inc *	1,889	77,260
ICF International Inc	1,372	97,481
Immune Design Corp *	2,534	11,530
Immunomedics Inc *	1,055	24,972
Information Services Group Inc *	1,166	4,781
Ingles Markets Inc ‘A’	1,180	37,524
Integer Holdings Corp *	714	46,160
Inter Parfums Inc	111	5,939
Intra-Cellular Therapies Inc *	1,938	34,244
Invacare Corp	2,781	51,727
K12 Inc *	3,287	53,808
Karyopharm Therapeutics Inc *	411	6,983

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-76

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Kelly Services Inc ‘A’	2,727	$61,221
Lancaster Colony Corp	442	61,182
Lannett Co Inc *	2,540	34,544
Lantheus Holdings Inc *	217	3,157
Laureate Education Inc ‘A’ *	4,327	62,006
LifePoint Health Inc *	3,043	148,498
Limoneira Co	742	18,261
LivaNova PLC *	874	87,243
LSC Communications Inc	2,909	45,555
Luminex Corp	2,038	60,182
Magellan Health Inc *	2,105	201,975
Mallinckrodt PLC *	7,043	131,422
Matthews International Corp ‘A’	2,659	156,349
Melinta Therapeutics Inc *	1,667	10,585
Menlo Therapeutics Inc *	550	4,466
Meridian Bioscience Inc	464	7,378
MGP Ingredients Inc	135	11,989
Minerva Neurosciences Inc *	348	2,871
Miragen Therapeutics Inc *	258	1,654
Molecular Templates Inc *	761	3,980
MoneyGram International Inc *	2,358	15,775
Myriad Genetics Inc *	674	25,187
NanoString Technologies Inc *	184	2,517
NantKwest Inc *	2,650	8,109
National HealthCare Corp	1,042	73,336
National Research Corp ‘A’	79	2,955
Natural Grocers by Vitamin Cottage Inc *	812	10,345
Nature’s Sunshine Products Inc *	701	6,554
Navigant Consulting Inc *	3,840	85,018
Neos Therapeutics Inc *	111	694
NewLink Genetics Corp *	2,344	11,157
Novavax Inc *	20,536	27,518
Nymox Pharmaceutical Corp * (Canada)	1,756	5,900
OPKO Health Inc *	27,518	129,335
OraSure Technologies Inc *	277	4,562
Orthofix International NV *	366	20,796
Ovid therapeutics Inc *	283	2,207
Owens & Minor Inc	5,241	87,577
Patterson Cos Inc	7,018	159,098
PDL BioPharma Inc *	12,676	29,662
Phibro Animal Health Corp ‘A’	102	4,697
Portola Pharmaceuticals Inc *	379	14,315
Prestige Brands Holdings Inc *	4,569	175,358
Prothena Corp PLC * (Ireland)	3,436	50,097
Quad/Graphics Inc	2,803	58,386
R1 RCM Inc *	795	6,901
Ra Pharmaceuticals Inc *	1,161	11,552
Rent-A-Center Inc	3,817	56,186
Resources Connection Inc	1,758	29,710
resTORbio Inc *	512	4,685
Revlon Inc ‘A’ *	103	1,808
Rigel Pharmaceuticals Inc *	1,336	3,781
Rockwell Medical Inc *	348	1,716
RR Donnelley & Sons Co	6,029	34,727
RTI Surgical Inc *	3,903	17,954
Sanderson Farms Inc	1,749	183,907
scPharmaceuticals Inc *	601	3,402
SEACOR Marine Holdings Inc *	1,345	31,056
SeaSpine Holdings Corp *	958	12,090
Seneca Foods Corp ‘A’ *	628	16,956
Smart & Final Stores Inc *	2,018	11,200
SP Plus Corp *	1,354	50,369
SpartanNash Co	3,047	77,759
Spectrum Pharmaceuticals Inc *	685	14,358
Spero Therapeutics Inc *	535	7,848
SUPERVALU Inc *	3,265	66,998
Surgery Partners Inc *	1,433	21,352
Syndax Pharmaceuticals Inc *	764	5,363
Syneos Health Inc *	4,403	206,501

	Shares	Value
Synlogic Inc *	1,314	$12,917
Team Inc *	2,384	55,070
Tejon Ranch Co *	1,777	43,181
Tetraphase Pharmaceuticals Inc *	4,589	16,383
Textainer Group Holdings Ltd *	2,266	36,029
The Andersons Inc	2,330	79,686
The Hackett Group Inc	173	2,780
The Medicines Co *	413	15,157
The Simply Good Foods Co *	5,118	73,904
Tocagen Inc *	176	1,644
Tootsie Roll Industries Inc	1,160	35,786
Travelport Worldwide Ltd	8,732	161,891
Triple-S Management Corp ‘B’ *	1,887	73,706
TrueBlue Inc *	3,316	89,366
United Natural Foods Inc *	4,317	184,163
Universal Corp	2,113	139,564
Utah Medical Products Inc	44	4,847
Vector Group Ltd	4,726	90,172
Vectrus Inc *	951	29,310
Viad Corp	716	38,843
Village Super Market Inc ‘A’	716	21,093
Weight Watchers International Inc *	188	19,007
Weis Markets Inc	808	43,099
XOMA Corp *	259	5,408
Zogenix Inc *	756	33,415

		9,421,087

Diversified - 0.0%

HRG Group Inc *	576	7,540

Energy - 7.3%

Abraxas Petroleum Corp *	857	2,477
Adams Resources & Energy Inc	195	8,385
Alta Mesa Resources Inc *	8,180	55,706
Amyris Inc *	1,767	11,291
Approach Resources Inc *	3,846	9,384
Arch Coal Inc ‘A’	1,641	128,704
Archrock Inc	10,911	130,932
Basic Energy Services Inc *	1,552	17,243
Bonanza Creek Energy Inc *	1,605	60,781
Bristow Group Inc	2,712	38,266
C&J Energy Services Inc *	5,525	130,390
California Resources Corp *	3,865	175,626
Callon Petroleum Co *	19,261	206,863
CARBO Ceramics Inc *	1,751	16,057
Clean Energy Fuels Corp *	11,440	42,214
Cloud Peak Energy Inc *	6,596	23,020
CONSOL Energy Inc *	1,388	53,230
CVR Energy Inc	80	2,959
Dawson Geophysical Co *	1,760	13,904
Delek US Holdings Inc	561	28,145
Denbury Resources Inc *	20,107	96,715
Diamond Offshore Drilling Inc *	5,567	116,128
Dril-Quip Inc *	3,263	167,718
Earthstone Energy Inc ‘A’ *	1,653	14,629
Eclipse Resources Corp *	4,010	6,416
Energy XXI Gulf Coast Inc *	2,469	21,826
Enphase Energy Inc *	7,373	49,620
EP Energy Corp ‘A’ *	3,435	10,305
Era Group Inc *	1,763	22,831
Exterran Corp *	2,774	69,461
Flotek Industries Inc *	4,394	14,193
Forum Energy Technologies Inc *	6,954	85,882
Frank’s International NV	6,230	48,594
FTS International Inc *	1,954	27,825
FuelCell Energy Inc *	6,844	9,034
FutureFuel Corp	2,253	31,565
Goodrich Petroleum Corp *	209	2,585

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-77

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Green Plains Inc	3,355	$61,396
Gulfmark Offshore Inc *	311	10,418
Gulfport Energy Corp *	14,937	187,758
Halcon Resources Corp *	11,439	50,217
Hallador Energy Co	1,458	10,410
Helix Energy Solutions Group Inc *	12,081	100,635
HighPoint Resources Corp *	9,298	56,532
Independence Contract Drilling Inc *	1,960	8,075
Isramco Inc *	49	6,022
Keane Group Inc *	288	3,937
Laredo Petroleum Inc *	9,463	91,034
Matador Resources Co *	681	20,464
Matrix Service Co *	2,218	40,700
McDermott International Inc *	15,364	301,903
Midstates Petroleum Co Inc *	1,240	16,876
MRC Global Inc *	3,329	72,139
Murphy USA Inc *	2,171	161,284
NACCO Industries Inc ‘A’	299	10,091
Natural Gas Services Group Inc *	1,117	26,361
NCS Multistage Holdings Inc *	834	12,118
Newpark Resources Inc *	7,538	81,787
Nine Energy Service Inc *	683	22,621
Noble Corp PLC *	21,145	133,848
Northern Oil & Gas Inc *	6,909	21,763
NOW Inc *	9,227	122,996
Oasis Petroleum Inc *	23,066	299,166
Ocean Rig UDW Inc * (Cyprus)	4,669	137,642
Oceaneering International Inc	8,457	215,315
Oil States International Inc *	5,103	163,806
Panhandle Oil & Gas Inc ‘A’	698	13,332
Par Pacific Holdings Inc *	2,517	43,745
Pattern Energy Group Inc ‘A’	6,896	129,300
PDC Energy Inc *	5,673	342,933
Peabody Energy Corp	6,910	314,267
PHI Inc *	1,051	10,689
Pioneer Energy Services Corp *	6,009	35,153
Quintana Energy Services Inc *	448	3,795
Ramaco Resources Inc *	55	383
Renewable Energy Group Inc *	2,906	51,872
Resolute Energy Corp *	1,769	55,193
REX American Resources Corp *	488	39,513
Ring Energy Inc *	255	3,218
Rowan Cos PLC ‘A’ *	10,911	176,976
SandRidge Energy Inc *	2,636	46,763
SEACOR Holdings Inc *	1,466	83,958
Select Energy Services Inc ‘A’ *	2,995	43,517
SemGroup Corp ‘A’	6,778	172,161
SilverBow Resources Inc *	556	16,057
Southwestern Energy Co *	50,426	267,258
SunCoke Energy Inc *	5,564	74,558
Sunrun Inc *	8,120	106,778
Superior Energy Services Inc *	13,151	128,091
Talos Energy Inc *	1,741	55,938
TerraForm Power Inc ‘A’	5,116	59,857
TETRA Technologies Inc *	1,442	6,417
Thermon Group Holdings Inc *	1,994	45,603
Trecora Resources *	1,762	26,166
Ultra Petroleum Corp *	13,680	31,601
Unit Corp *	4,481	114,534
Vivint Solar Inc *	1,931	9,558
W&T Offshore Inc *	7,897	56,464
Warrior Met Coal Inc	3,043	83,896
WildHorse Resource Development Corp *	187	4,742

		7,052,504

Financial - 38.8%

1st Constitution Bancorp	563	12,893
1st Source Corp	1,338	71,489
Acadia Realty Trust REIT	6,906	189,017

	Shares	Value
Access National Corp	1,324	$37,866
ACNB Corp	626	21,315
AG Mortgage Investment Trust Inc REIT	2,520	47,351
Agree Realty Corp REIT	2,582	136,252
Aircastle Ltd	4,105	84,152
Alexander & Baldwin Inc REIT	5,874	138,039
Allegiance Bancshares Inc *	791	34,290
Altisource Portfolio Solutions SA *	801	23,365
Ambac Financial Group Inc *	3,641	72,274
American Assets Trust Inc REIT	3,261	124,864
American Equity Investment Life Holding Co	7,661	275,796
American National Bankshares Inc	737	29,480
American Realty Investors Inc *	151	2,387
Ameris Bancorp	1	53
AMERISAFE Inc	1,636	94,479
Ames National Corp	783	24,156
AmTrust Financial Services Inc	8,130	118,454
Anworth Mortgage Asset Corp REIT	8,672	43,100
Apollo Commercial Real Estate Finance Inc REIT	10,479	191,556
Arbor Realty Trust Inc REIT	1,942	20,255
Ares Commercial Real Estate Corp REIT	2,401	33,158
Argo Group International Holdings Ltd	2,779	161,599
Arlington Asset Investment Corp ‘A’	2,438	25,136
Armada Hoffler Properties Inc REIT	2,497	37,205
ARMOUR Residential REIT Inc	3,602	82,162
Arrow Financial Corp	1,006	36,618
Ashford Hospitality Trust Inc REIT	7,232	58,579
Associated Capital Group Inc ‘A’	246	9,336
Atlantic Capital Bancshares Inc *	678	13,323
Auburn National Bancorporation Inc	178	8,831
B. Riley Financial Inc	1,741	39,260
Baldwin & Lyons Inc ‘B’	834	20,350
Banc of California Inc	3,693	72,198
BancFirst Corp	1,188	70,330
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	2,730	67,185
BancorpSouth Bank	8,154	268,674
Bank of Commerce Holdings	1,399	17,837
Bank of Marin Bancorp	572	46,246
BankFinancial Corp	1,134	20,015
Bankwell Financial Group Inc	452	14,532
Banner Corp	2,748	165,237
Bar Harbor Bankshares	1,354	41,013
Baycom Corp *	883	21,854
BBX Capital Corp	5,595	50,523
BCB Bancorp Inc	1,138	17,070
Beneficial Bancorp Inc	5,833	94,495
Berkshire Hills Bancorp Inc	3,487	141,572
Blackstone Mortgage Trust Inc ‘A’ REIT	8,691	273,158
Blue Hills Bancorp Inc	1,071	23,776
Bluerock Residential Growth REIT Inc	2,061	18,384
Boston Omaha Corp ‘A’ *	426	8,976
Boston Private Financial Holdings Inc	7,259	115,418
Braemar Hotels & Resorts Inc REIT	2,379	27,168
Bridge Bancorp Inc	1,434	51,552
Bridgewater Bancshares Inc *	388	4,935
BrightSphere Investment Group PLC	991	14,132
Brookline Bancorp Inc	6,676	124,174
BRT Apartments Corp REIT	689	8,785
Bryn Mawr Bank Corp	1,652	76,488
BSB Bancorp Inc *	564	19,402
Business First Bancshares Inc	752	19,815
Byline Bancorp Inc *	1,343	30,003
C&F Financial Corp	293	18,327
Cadence BanCorp	2,676	77,256
Cambridge Bancorp	175	15,145
Camden National Corp	1,322	60,429
Capital City Bank Group Inc	998	23,583

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-78

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Capitol Federal Financial Inc	11,061	$145,563
Capstar Financial Holdings Inc *	440	8,153
Capstead Mortgage Corp REIT	7,879	70,517
CareTrust REIT Inc	6,103	101,859
Carolina Financial Corp	488	20,945
CatchMark Timber Trust Inc ‘A’ REIT	4,130	52,575
Cathay General Bancorp	6,645	269,056
CB Financial Services Inc	368	12,659
CBL & Associates Properties Inc REIT	14,519	80,871
CBTX Inc	1,571	51,922
Cedar Realty Trust Inc REIT	7,877	37,179
CenterState Bank Corp	7,065	210,678
Central Pacific Financial Corp	2,261	64,778
Central Valley Community Bancorp	895	18,938
Century Bancorp Inc ‘A’	261	19,940
Charter Financial Corp	870	21,011
Chatham Lodging Trust REIT	3,869	82,100
Chemical Financial Corp	6,120	340,700
Chemung Financial Corp	291	14,582
Cherry Hill Mortgage Investment Corp REIT	1,055	18,842
Chesapeake Lodging Trust REIT	5,103	161,459
Citizens & Northern Corp	992	25,653
Citizens Inc *	4,202	32,734
City Holding Co	1,154	86,815
City Office REIT Inc	2,588	33,204
Civista Bancshares Inc	891	21,598
CNB Financial Corp	1,182	35,531
CNO Financial Group Inc	14,361	273,433
CoBiz Financial Inc	216	4,640
Codorus Valley Bancorp Inc	774	23,746
Colony Credit Real Estate Inc REIT	6,360	131,843
Columbia Banking System Inc	6,247	255,502
Columbia Financial Inc *	4,205	69,593
Community Bank System Inc	4,307	254,414
Community Bankers Trust Corp *	1,992	17,828
Community Healthcare Trust Inc REIT	1,472	43,969
Community Trust Bancorp Inc	1,326	66,234
ConnectOne Bancorp Inc	1,960	48,804
Consolidated-Tomoka Land Co	228	14,024
CoreCivic Inc REIT	10,150	242,483
CorEnergy Infrastructure Trust Inc REIT	1,062	39,931
CorePoint Lodging Inc REIT *	3,474	89,977
County Bancorp Inc	422	11,605
Cousins Properties Inc REIT	36,178	350,565
Cowen Inc *	1,322	18,310
Crawford & Co ‘B’	953	8,243
Customers Bancorp Inc *	1,696	48,132
CVB Financial Corp	8,932	200,255
CYS Investments Inc REIT	13,323	99,922
DiamondRock Hospitality Co REIT	17,168	210,823
Dime Community Bancshares Inc	2,822	55,029
Donegal Group Inc ‘A’	788	10,725
Dynex Capital Inc REIT	4,603	30,058
Eagle Bancorp Inc *	544	33,347
Easterly Government Properties Inc REIT	3,068	60,624
Education Realty Trust Inc REIT	6,513	270,289
eHealth Inc *	1,596	35,272
EMC Insurance Group Inc	789	21,918
Employers Holdings Inc	2,770	111,354
Encore Capital Group Inc *	2,231	81,655
Enstar Group Ltd * (Bermuda)	1,031	213,726
Entegra Financial Corp *	512	15,002
Enterprise Bancorp Inc	773	31,252
Enterprise Financial Services Corp	1,293	69,757
Equity Bancshares Inc ‘A’ *	758	31,442
Esquire Financial Holdings Inc *	239	6,307
ESSA Bancorp Inc	813	12,870
Essent Group Ltd *	4,034	144,498
Evans Bancorp Inc	418	19,270

	Shares	Value
Exantas Capital Corp REIT	2,689	$27,374
Farmers & Merchants Bancorp Inc	78	3,147
Farmers Capital Bank Corp	613	31,937
Farmers National Banc Corp	2,212	35,281
Farmland Partners Inc REIT	2,863	25,194
FB Financial Corp	582	23,699
FBL Financial Group Inc ‘A’	851	67,016
FCB Financial Holdings Inc ‘A’ *	481	28,283
Federal Agricultural Mortgage Corp ‘C’	544	48,677
Federated Investors Inc ‘B’	995	23,203
FedNat Holding Co	466	10,751
FGL Holdings *	12,084	101,385
Fidelity D&D Bancorp Inc	172	10,662
Fidelity Southern Corp	1,882	47,822
Financial Institutions Inc	1,338	44,020
First Bancorp Inc	854	24,100
First Bancorp NC	2,506	102,520
First BanCorp PR *	18,237	139,513
First Bank	1,060	14,734
First Busey Corp	3,725	118,157
First Business Financial Services Inc	735	19,110
First Choice Bancorp	508	15,524
First Commonwealth Financial Corp	8,549	132,595
First Community Bancshares Inc	1,398	44,540
First Community Corp	558	14,006
First Connecticut Bancorp Inc	1,000	30,600
First Defiance Financial Corp	852	57,135
First Financial Bancorp	8,180	250,717
First Financial Corp	958	43,445
First Financial Northwest Inc	645	12,590
First Foundation Inc *	1,879	34,837
First Guaranty Bancshares Inc	410	10,668
First Industrial Realty Trust Inc REIT	8,382	279,456
First Internet Bancorp	715	24,382
First Interstate BancSystem Inc ‘A’	2,792	117,822
First Merchants Corp	4,194	194,602
First Mid-Illinois Bancshares Inc	997	39,182
First Midwest Bancorp Inc	8,788	223,830
First Northwest Bancorp *	878	14,022
First Savings Financial Group Inc	114	8,378
First United Corp	558	11,411
Flagstar Bancorp Inc *	2,532	86,746
Flushing Financial Corp	2,357	61,518
FNB Bancorp	315	11,551
Forestar Group Inc *	936	19,422
Four Corners Property Trust Inc REIT	1,678	41,329
Franklin Financial Network Inc *	1,083	40,721
Franklin Street Properties Corp REIT	8,967	76,758
Front Yard Residential Corp REIT	4,208	43,847
FRP Holdings Inc *	513	33,217
FS Bancorp Inc	98	6,199
Fulton Financial Corp	14,800	244,200
GAIN Capital Holdings Inc	2,366	17,863
GAMCO Investors Inc ‘A’	394	10,543
Genworth Financial Inc ‘A’ *	43,155	194,197
German American Bancorp Inc	1,374	49,258
Getty Realty Corp REIT	2,769	78,003
Glacier Bancorp Inc	6,116	236,567
Gladstone Commercial Corp REIT	2,518	48,396
Gladstone Land Corp REIT	1,075	13,620
Global Indemnity Ltd (Cayman)	604	23,544
Global Medical REIT Inc	1,507	13,352
Global Net Lease Inc REIT	5,840	119,311
Goosehead Insurance Inc ‘A’ *	807	20,143
Government Properties Income Trust REIT	8,463	134,139
Gramercy Property Trust REIT	13,723	374,912
Granite Point Mortgage Trust Inc REIT	3,033	55,656
Great Ajax Corp REIT	1,461	19,110
Great Southern Bancorp Inc	935	53,482

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-79

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Great Western Bancorp Inc	5,079	$213,267
Green Bancorp Inc	1,565	33,804
Greene County Bancorp Inc	48	1,627
Greenhill & Co Inc	212	6,021
Greenlight Capital Re Ltd ‘A’ *	2,500	35,500
Griffin Industrial Realty Inc	72	3,167
Guaranty Bancorp	408	12,158
Guaranty Bancshares Inc	625	20,588
Hallmark Financial Services Inc *	1,243	12,405
Hancock Holding Co	7,294	340,265
Hanmi Financial Corp	2,413	68,409
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	4,384	86,584
HarborOne Bancorp Inc *	594	11,250
HCI Group Inc	617	25,649
Healthcare Realty Trust Inc REIT	10,665	310,138
Heartland Financial USA Inc	2,490	136,576
Heritage Commerce Corp	440	7,476
Heritage Financial Corp	2,840	98,974
Heritage Insurance Holdings Inc	1,531	25,522
Hersha Hospitality Trust REIT	3,084	66,152
Hilltop Holdings Inc	6,281	138,622
Hingham Institution for Savings	59	12,962
Home Bancorp Inc	651	30,304
Home BancShares Inc	10,498	236,835
HomeStreet Inc *	2,146	57,835
HomeTrust Bancshares Inc *	1,072	30,177
Hope Bancorp Inc	11,194	199,589
Horace Mann Educators Corp	3,526	157,260
Horizon Bancorp	3,082	63,767
Howard Bancorp Inc *	880	15,840
IBERIABANK Corp	4,801	363,916
Impac Mortgage Holdings Inc *	886	8,444
Independence Holding Co	407	13,533
Independence Realty Trust Inc REIT	7,542	77,758
Independent Bank Corp MA	2,093	164,091
Independent Bank Corp MI	1,374	35,037
Independent Bank Group Inc	1,367	91,316
Industrial Logistics Properties Trust REIT	1,708	38,174
Infinity Property & Casualty Corp	818	116,442
InfraREIT Inc *	3,793	84,091
Innovative Industrial Properties Inc REIT	546	19,995
International Bancshares Corp	4,741	202,915
INTL. FCStone Inc *	1,307	67,585
Invesco Mortgage Capital Inc REIT	9,656	153,530
Investar Holding Corp	493	13,631
Investment Technology Group Inc	2,405	50,313
Investors Bancorp Inc	21,497	274,947
Investors Real Estate Trust REIT	10,354	57,258
Investors Title Co	94	17,358
iStar Inc REIT *	5,675	61,233
James River Group Holdings Ltd	1,158	45,498
Jernigan Capital Inc REIT	1,194	22,758
Kearny Financial Corp	5,647	75,952
Kemper Corp	944	71,414
Kennedy-Wilson Holdings Inc	5,259	111,228
Kingstone Cos Inc	597	10,089
Kite Realty Group Trust REIT	7,101	121,285
KKR Real Estate Finance Trust Inc REIT	1,360	26,901
Ladder Capital Corp REIT	7,408	115,713
Ladenburg Thalmann Financial Services Inc	983	3,342
Lakeland Bancorp Inc	3,885	77,117
Lakeland Financial Corp	581	27,998
LaSalle Hotel Properties REIT	9,485	324,672
LCNB Corp	818	16,115
LegacyTexas Financial Group Inc	2,457	95,872
LendingClub Corp *	27,033	102,455
Level One Bancorp Inc	105	2,854
Lexington Realty Trust REIT	18,762	163,792

	Shares	Value
Live Oak Bancshares Inc	1,036	$31,753
LTC Properties Inc REIT	3,355	143,393
Luther Burbank Corp	1,129	12,989
Macatawa Bank Corp	2,111	25,628
Mack-Cali Realty Corp REIT	7,774	157,657
Maiden Holdings Ltd	5,456	42,284
Malvern Bancorp Inc *	454	11,055
Marlin Business Services Corp	525	15,671
MB Financial Inc	6,531	304,998
MBIA Inc *	6,817	61,626
MBT Financial Corp	1,603	17,072
MedEquities Realty Trust Inc REIT	2,353	25,930
Mercantile Bank Corp	1,386	51,227
Merchants Bancorp	956	27,275
Meridian Bancorp Inc	3,464	66,336
Metropolitan Bank Holding Corp *	551	28,916
MGIC Investment Corp *	31,758	340,446
Mid Penn Bancorp Inc	293	10,226
Middlefield Banc Corp	237	12,016
Midland States Bancorp Inc	896	30,697
MidSouth Bancorp Inc	1,225	16,231
MidWestOne Financial Group Inc	996	33,645
Monmouth Real Estate Investment Corp REIT	5,502	90,948
MTGE Investment Corp REIT	3,675	72,030
MutualFirst Financial Inc	496	18,724
MVB Financial Corp	652	11,769
National Bank Holdings Corp ‘A’	1,613	62,246
National Bankshares Inc	564	26,170
National Commerce Corp *	686	31,762
National General Holdings Corp	2,110	55,556
National Health Investors Inc REIT	1,959	144,339
National Storage Affiliates Trust REIT	3,921	120,845
National Western Life Group Inc ‘A’	193	59,301
Nationstar Mortgage Holdings Inc *	2,474	43,369
NBT Bancorp Inc	3,654	139,400
Nelnet Inc ‘A’	1,594	93,106
New Senior Investment Group Inc REIT	6,429	48,668
New York Mortgage Trust Inc REIT	9,594	57,660
NexPoint Residential Trust Inc REIT	1,357	38,607
NI Holdings Inc *	928	15,730
Nicolet Bankshares Inc *	722	39,789
NMI Holdings Inc ‘A’ *	903	14,719
Northeast Bancorp	561	12,230
Northfield Bancorp Inc	3,494	58,070
Northrim BanCorp Inc	605	23,928
NorthStar Realty Europe Corp REIT	4,023	58,293
Northwest Bancshares Inc	8,201	142,615
Norwood Financial Corp	522	18,802
Oak Valley Bancorp	412	9,422
OceanFirst Financial Corp	4,035	120,889
Oconee Federal Financial Corp	94	2,720
Ocwen Financial Corp *	10,006	39,624
OFG Bancorp	3,698	51,957
Ohio Valley Banc Corp	368	19,302
Old Line Bancshares Inc	1,145	39,972
Old National Bancorp	12,845	238,917
Old Second Bancorp Inc	2,441	35,150
On Deck Capital Inc *	610	4,270
One Liberty Properties Inc REIT	1,330	35,125
OP Bancorp *	795	10,112
Oppenheimer Holdings Inc ‘A’	861	24,108
Opus Bank	1,660	47,642
Orchid Island Capital Inc REIT	4,524	34,020
Origin Bancorp Inc	886	36,273
Oritani Financial Corp	3,502	56,732
Orrstown Financial Services Inc	673	17,498
Owens Realty Mortgage Inc REIT	43	717
Pacific Mercantile Bancorp *	1,417	13,816
Pacific Premier Bancorp Inc *	2,598	99,114

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-80

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Park National Corp	1,145	$127,576
Parke Bancorp Inc	572	13,528
PCSB Financial Corp	1,264	25,116
PDL Community Bancorp *	669	10,510
Peapack Gladstone Financial Corp	1,587	54,894
Pebblebrook Hotel Trust REIT	5,842	226,670
Penns Woods Bancorp Inc	415	18,584
Pennsylvania REIT	3,070	33,739
PennyMac Financial Services Inc ‘A’ *	727	14,286
PennyMac Mortgage Investment Trust REIT	5,376	102,090
Peoples Bancorp Inc	1,485	56,103
Peoples Bancorp of North Carolina Inc	423	13,549
Peoples Financial Services Corp	571	26,848
PHH Corp *	2,847	30,918
Physicians Realty Trust REIT	15,623	249,031
Piedmont Office Realty Trust Inc ‘A’ REIT	10,869	216,619
Piper Jaffray Cos	1,184	90,990
PJT Partners Inc ‘A’	122	6,514
PotlatchDeltic Corp REIT	5,269	267,929
PRA Group Inc *	3,814	147,030
Preferred Apartment Communities Inc ‘A’ REIT	3,422	58,140
Premier Financial Bancorp Inc	1,082	20,201
ProAssurance Corp	4,532	160,659
Provident Bancorp Inc *	367	9,615
Provident Financial Services Inc	5,312	146,239
Prudential Bancorp Inc	731	14,108
PS Business Parks Inc REIT	527	67,719
QCR Holdings Inc	1,081	51,293
QTS Realty Trust Inc ‘A’ REIT	2,344	92,588
Quality Care Properties Inc REIT *	8,114	174,532
Radian Group Inc	18,495	299,989
Ramco-Gershenson Properties Trust REIT	6,825	90,158
RBB Bancorp	1,129	36,263
RE/MAX Holdings Inc ‘A’	1,528	80,144
Redwood Trust Inc REIT	6,448	106,199
Regional Management Corp *	418	14,638
Reliant Bancorp Inc	776	21,767
Renasant Corp	4,107	186,951
Republic Bancorp Inc ‘A’	823	37,282
Republic First Bancorp Inc *	3,054	23,974
Retail Opportunity Investments Corp REIT	9,483	181,694
Rexford Industrial Realty Inc REIT	6,898	216,528
Riverview Bancorp Inc	1,956	16,509
RLI Corp	544	36,007
RLJ Lodging Trust REIT	14,906	328,677
S&T Bancorp Inc	2,945	127,342
Sabra Health Care REIT Inc	15,232	330,991
Safety Income & Growth Inc REIT	700	13,279
Safety Insurance Group Inc	1,257	107,348
Sandy Spring Bancorp Inc	2,946	120,815
Saul Centers Inc REIT	75	4,019
SB One Bancorp	578	17,167
Seacoast Banking Corp of Florida *	3,242	102,382
Select Bancorp Inc *	833	11,221
Select Income REIT	5,456	122,596
Selective Insurance Group Inc	4,975	273,625
Seritage Growth Properties REIT	2,755	116,895
Shore Bancshares Inc	1,129	21,474
SI Financial Group Inc	1,005	14,824
Sierra Bancorp	1,221	34,481
Simmons First National Corp ‘A’	7,738	231,366
SmartFinancial Inc *	949	24,446
South State Corp	3,122	269,272
Southern First Bancshares Inc *	534	23,603
Southern Missouri Bancorp Inc	578	22,554
Southern National Bancorp of Virginia Inc	1,720	30,685
Southside Bancshares Inc	2,814	94,776
Spirit MTA REIT	3,621	37,296
Spirit of Texas Bancshares Inc *	181	3,729
STAG Industrial Inc REIT	8,458	230,311

	Shares	Value
State Auto Financial Corp	1,422	$42,532
State Bank Financial Corp	2,139	71,443
Sterling Bancorp Inc	579	7,735
Stewart Information Services Corp	1,894	81,575
Stifel Financial Corp	5,959	311,358
Stock Yards Bancorp Inc	1,476	56,309
Stratus Properties Inc *	534	16,314
Summit Financial Group Inc	989	26,545
Summit Hotel Properties Inc REIT	8,882	127,101
Sunstone Hotel Investors Inc REIT	19,344	321,497
Sutherland Asset Management Corp REIT	1,611	26,179
Terreno Realty Corp REIT	4,701	177,087
Territorial Bancorp Inc	683	21,173
The Bancorp Inc *	4,392	45,940
The Bank of Princeton *	441	14,663
The Community Financial Corp	418	14,780
The First Bancshares Inc	1,026	36,885
The First of Long Island Corp	2,065	51,315
The GEO Group Inc REIT	8,225	226,516
The Navigators Group Inc	1,591	90,687
The St Joe Co *	3,179	57,063
Third Point Reinsurance Ltd * (Bermuda)	6,868	85,850
Tier REIT Inc	4,082	97,070
Timberland Bancorp Inc	560	20,910
Tiptree Inc	2,419	16,449
Tompkins Financial Corp	1,196	102,712
Towne Bank	5,695	182,809
TPG RE Finance Trust Inc REIT	2,707	55,006
Transcontinental Realty Investors Inc *	151	5,051
TriCo Bancshares	1,758	65,837
TriState Capital Holdings Inc *	1,437	37,506
TrustCo Bank Corp	8,019	71,369
Trustmark Corp	5,779	188,569
UMB Financial Corp	3,887	296,306
UMH Properties Inc REIT	446	6,846
Union Bankshares Corp	5,592	217,417
Union Bankshares Inc	30	1,557
United Bankshares Inc	8,676	315,806
United Community Banks Inc	6,107	187,302
United Community Financial Corp	4,191	46,059
United Financial Bancorp Inc	4,369	76,545
United Fire Group Inc	1,621	88,361
United Insurance Holdings Corp	438	8,576
United Security Bancshares	1,187	13,294
Unity Bancorp Inc	606	13,787
Universal Health Realty Income Trust REIT	93	5,950
Univest Corp of Pennsylvania	2,457	67,568
Urban Edge Properties REIT	7,812	178,660
Urstadt Biddle Properties Inc ‘A’ REIT	2,547	57,639
Valley National Bancorp	27,510	334,522
Veritex Holdings Inc *	1,351	41,976
Virtus Investment Partners Inc	528	67,558
Waddell & Reed Financial Inc ‘A’	6,891	123,831
Walker & Dunlop Inc	2,060	114,639
Washington REIT	6,707	203,423
Washington Federal Inc	7,238	236,683
Washington Prime Group Inc REIT	16,026	129,971
Washington Trust Bancorp Inc	923	53,626
Waterstone Financial Inc	2,080	35,464
WesBanco Inc	3,780	170,251
West Bancorporation Inc	1,118	28,118
Westamerica Bancorporation	2,204	124,548
Western Asset Mortgage Capital Corp REIT	3,740	38,971
Western New England Bancorp Inc	2,302	25,322
Whitestone REIT	3,330	41,558
WMIH Corp *	17,322	23,211
World Acceptance Corp *	523	58,058
WSFS Financial Corp	1,928	102,762
Xenia Hotels & Resorts Inc REIT	9,230	224,843

		37,684,801

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-81

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Industrial - 11.0%

AAR Corp	2,778	$129,149
Actuant Corp ‘A’	2,597	76,222
Advanced Disposal Services Inc *	333	8,252
Advanced Emissions Solutions Inc	191	2,170
Aegion Corp *	2,739	70,529
Alamo Group Inc	111	10,030
American Outdoor Brands Corp *	4,567	54,941
American Railcar Industries Inc	647	25,544
Apogee Enterprises Inc	355	17,100
Applied Optoelectronics Inc *	380	17,062
AquaVenture Holdings Ltd *	868	13,523
ArcBest Corp	1,924	87,927
Ardmore Shipping Corp * (Ireland)	2,770	22,714
Argan Inc	1,248	51,106
Armstrong Flooring Inc *	1,657	23,264
Astec Industries Inc	1,010	60,398
Atlas Air Worldwide Holdings Inc *	2,026	145,264
AVX Corp	3,963	62,100
AZZ Inc	1,504	65,349
Babcock & Wilcox Enterprises Inc *	2,766	6,583
Barnes Group Inc	3,661	215,633
Bel Fuse Inc ‘B’	807	16,866
Belden Inc	3,461	211,536
Benchmark Electronics Inc	4,078	118,874
Boise Cascade Co	220	9,834
Brady Corp ‘A’	3,989	153,776
Briggs & Stratton Corp	3,563	62,744
Caesarstone Ltd	1,947	29,400
Casella Waste Systems Inc ‘A’ *	2,807	71,887
CECO Environmental Corp	2,678	16,443
Chart Industries Inc *	1,494	92,150
CIRCOR International Inc	1,395	51,559
Columbus McKinnon Corp	734	31,826
Control4 Corp *	1,284	31,214
Costamare Inc (Monaco)	4,189	33,428
Covenant Transportation Group Inc ‘A’ *	1,060	33,390
Cree Inc *	8,610	357,918
CTS Corp	2,787	100,332
Cubic Corp	576	36,979
Daseke Inc *	3,465	34,407
DHT Holdings Inc	7,645	35,855
Dorian LPG Ltd *	2,353	17,977
Ducommun Inc *	941	31,138
DXP Enterprises Inc *	320	12,224
Eagle Bulk Shipping Inc *	3,935	21,406
Echo Global Logistics Inc *	135	3,949
Electro Scientific Industries Inc *	2,719	42,879
EMCOR Group Inc	1,235	94,082
Encore Wire Corp	1,743	82,705
EnerSys	1,241	92,628
EnPro Industries Inc	1,596	111,640
ESCO Technologies Inc	2,179	125,728
Esterline Technologies Corp *	2,240	165,312
Fabrinet * (Thailand)	3,081	113,658
FARO Technologies Inc *	80	4,348
Federal Signal Corp	306	7,127
Fitbit Inc ‘A’ *	13,799	90,107
Franklin Electric Co Inc	221	9,967
FreightCar America Inc	1,081	18,150
Frontline Ltd (Norway)	6,482	37,855
GasLog Ltd (Monaco)	3,512	67,079
GATX Corp	3,218	238,872
Genco Shipping & Trading Ltd *	686	10,633
Gencor Industries Inc *	642	10,368
General Finance Corp *	420	5,691
Gibraltar Industries Inc *	2,732	102,450
Global Brass & Copper Holdings Inc	151	4,734
Golar LNG Ltd (NOTC) (Bermuda)	8,101	238,655

	Shares	Value
GP Strategies Corp *	1,027	$18,075
Graham Corp	762	19,667
Granite Construction Inc	796	44,305
Greif Inc ‘A’	2,009	106,256
Greif Inc ‘B’	430	24,768
Griffon Corp	2,335	41,563
Haynes International Inc	1,046	38,430
Heritage-Crystal Clean Inc *	1,186	23,839
Hill International Inc *	289	1,705
Hub Group Inc ‘A’ *	1,018	50,696
Hurco Cos Inc	556	24,881
Hyster-Yale Materials Handling Inc	880	56,540
IES Holdings Inc *	784	13,132
Infrastructure and Energy Alternatives Inc *	1,452	13,518
Insteel Industries Inc	169	5,645
International Seaways Inc *	1,869	43,249
KBR Inc	12,057	216,061
KEMET Corp *	4,760	114,954
Kennametal Inc	2,675	96,032
Kimball Electronics Inc *	2,229	40,791
KLX Inc *	4,303	309,386
Knowles Corp *	7,483	114,490
Kratos Defense & Security Solutions Inc *	4,704	54,143
Lawson Products Inc *	415	10,105
LB Foster Co ‘A’ *	838	19,232
Louisiana-Pacific Corp	10,626	289,240
LSB Industries Inc *	1,942	10,293
Lydall Inc *	1,219	53,209
Manitex International Inc *	232	2,895
Marten Transport Ltd	1,835	43,031
Masonite International Corp *	119	8,550
Matson Inc	1,989	76,338
Methode Electronics Inc	1,640	66,092
Milacron Holdings Corp *	5,271	99,780
Mistras Group Inc *	370	6,986
Moog Inc ‘A’	2,510	195,680
Mueller Water Products Inc ‘A’	5,374	62,983
Multi-Color Corp	1,185	76,610
National Presto Industries Inc	379	46,996
Navios Maritime Acquisition Corp (Greece)	226	138
NL Industries Inc *	753	6,551
NN Inc	2,347	44,358
Nordic American Tankers Ltd	12,422	33,291
Northwest Pipe Co *	858	16,619
NVE Corp	28	3,410
Olympic Steel Inc	820	16,736
Orion Group Holdings Inc *	1,275	10,532
OSI Systems Inc *	899	69,520
Overseas Shipholding Group Inc ‘A’ *	4,856	18,841
PAM Transportation Services Inc *	57	2,677
Park Electrochemical Corp	677	15,700
Park-Ohio Holdings Corp	736	27,453
Plexus Corp *	2,798	166,593
Powell Industries Inc	782	27,237
Primoris Services Corp	1,119	30,470
Pure Cycle Corp *	638	6,093
Quanex Building Products Corp	2,990	53,671
Radiant Logistics Inc *	3,213	12,563
Rexnord Corp *	7,931	230,475
Rogers Corp *	743	82,815
Safe Bulkers Inc * (Greece)	4,400	14,960
Sanmina Corp *	5,802	169,999
Scorpio Bulkers Inc	4,993	35,450
Scorpio Tankers Inc (Monaco)	25,111	70,562
Ship Finance International Ltd (Norway)	7,134	106,653
Sparton Corp *	424	8,052
SPX Corp *	657	23,028
SPX FLOW Inc *	3,598	157,484
Standex International Corp	234	23,915
Sterling Construction Co Inc *	1,759	22,920

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-82

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Stoneridge Inc *	257	$9,031
SunPower Corp *	3,470	26,615
Synalloy Corp	667	13,307
SYNNEX Corp	2,600	250,926
Tech Data Corp *	3,271	268,615
Teekay Corp (Bermuda)	5,898	45,710
Teekay Tankers Ltd ‘A’ (Bermuda)	16,192	18,945
Tetra Tech Inc	293	17,141
The Eastern Co	503	14,109
The Gorman-Rupp Co	1,191	41,685
The Greenbrier Cos Inc	2,705	142,689
The Manitowoc Co Inc *	3,012	77,890
Tidewater Inc *	2,045	59,162
TimkenSteel Corp *	3,405	55,672
Tredegar Corp	2,210	51,935
TriMas Corp *	3,920	115,248
Trinseo SA	1,152	81,734
Triumph Group Inc	4,171	81,752
TTM Technologies Inc *	8,016	141,322
Tutor Perini Corp *	3,184	58,745
Twin Disc Inc *	665	16,505
UFP Technologies Inc *	581	17,924
Universal Forest Products Inc	608	22,265
Vicor Corp *	137	5,966
Vishay Intertechnology Inc	11,338	263,042
Vishay Precision Group Inc *	225	8,584
VSE Corp	691	33,016
Watts Water Technologies Inc ‘A’	1,037	81,301
Werner Enterprises Inc	2,286	85,839
Willis Lease Finance Corp *	287	9,066
Worthington Industries Inc	276	11,584
YRC Worldwide Inc *	2,311	23,226

		10,656,103

Technology - 5.1%

3D Systems Corp *	8,862	122,384
ACI Worldwide Inc *	527	13,001
Acxiom Corp *	3,324	99,554
Agilysys Inc *	704	10,912
Allscripts Healthcare Solutions Inc *	13,386	160,632
Alpha & Omega Semiconductor Ltd *	1,682	23,952
Ambarella Inc *	1,669	64,440
American Software Inc ‘A’	1,040	15,153
Amkor Technology Inc *	8,637	74,192
Avaya Holdings Corp *	8,940	179,515
Avid Technology Inc *	905	4,706
Axcelis Technologies Inc *	2,732	54,094
AXT Inc *	3,328	23,462
CACI International Inc ‘A’ *	2,103	354,461
CEVA Inc *	142	4,288
Cirrus Logic Inc *	5,164	197,936
Cohu Inc	2,060	50,491
Computer Programs & Systems Inc	481	15,825
ConvergeOne Holdings Inc	419	3,934
Convergys Corp	7,822	191,170
Cotiviti Holdings Inc *	570	25,154
Cray Inc *	2,867	70,528
CSG Systems International Inc	525	21,457
Diebold Nixdorf Inc	6,514	77,842
Digi International Inc *	2,411	31,825
Digimarc Corp *	51	1,367
Diodes Inc *	2,570	88,588
Donnelley Financial Solutions Inc *	1,499	26,038
Electronics For Imaging Inc *	3,806	123,923
Engility Holdings Inc *	1,530	46,879
Evolent Health Inc ‘A’ *	4,430	93,251
Exela Technologies Inc *	801	3,805
FormFactor Inc *	5,726	76,156
GSI Technology Inc *	19	143
InnerWorkings Inc *	3,418	29,702

	Shares	Value
Insight Enterprises Inc *	1,884	$92,184
Kopin Corp *	382	1,093
MACOM Technology Solutions Holdings Inc *	3,872	89,211
ManTech International Corp ‘A’	2,253	120,851
Maxwell Technologies Inc *	2,837	14,752
Mercury Systems Inc *	1,966	74,826
MicroStrategy Inc ‘A’ *	811	103,605
Monotype Imaging Holdings Inc	1,922	39,017
MTS Systems Corp	1,531	80,607
NantHealth Inc *	1,443	4,776
NetScout Systems Inc *	7,216	214,315
PAR Technology Corp *	161	2,846
PDF Solutions Inc *	2,126	25,469
pdvWireless Inc *	765	19,087
Perspecta Inc	12,285	252,457
Photronics Inc *	5,975	47,651
Pitney Bowes Inc	8,026	68,783
Presidio Inc *	2,698	35,344
Quality Systems Inc *	1,694	33,033
Rambus Inc *	9,078	113,838
Ribbon Communications Inc *	4,592	32,695
Rosetta Stone Inc *	1,400	22,442
SecureWorks Corp ‘A’ *	740	9,213
Semtech Corp *	446	20,984
Sigma Designs Inc *	419	2,556
Stratasys Ltd *	4,311	82,513
Super Micro Computer Inc *	2,632	62,247
Sykes Enterprises Inc *	3,372	97,046
Synaptics Inc *	2,683	135,143
Syntel Inc *	261	8,375
Telenav Inc *	1,252	7,011
The KeyW Holding Corp *	4,304	37,617
TiVo Corp	10,345	139,140
Ultra Clean Holdings Inc *	3,282	54,481
Unisys Corp *	1,361	17,557
Veeco Instruments Inc *	4,209	59,978
VeriFone Systems Inc *	3,375	77,018
Verint Systems Inc *	5,437	241,131
Vuzix Corp *	309	2,302
Xcerra Corp *	639	8,927
Xperi Corp	3,289	52,953

		4,985,834

Utilities - 5.8%

ALLETE Inc	4,413	341,610
Ameresco Inc ‘A’ *	1,675	20,100
American States Water Co	1,006	57,503
Artesian Resources Corp ‘A’	708	27,449
Atlantic Power Corp *	8,985	19,767
Avista Corp	5,608	295,317
Black Hills Corp	4,592	281,076
California Water Service Group	3,749	146,024
Chesapeake Utilities Corp	1,205	96,340
Connecticut Water Service Inc	1,024	66,888
Consolidated Water Co Ltd (Cayman)	1,330	17,157
El Paso Electric Co	3,468	204,959
IDACORP Inc	4,323	398,753
MGE Energy Inc	2,947	185,808
Middlesex Water Co	196	8,265
New Jersey Resources Corp	6,921	309,715
Northwest Natural Gas Co	2,439	155,608
NorthWestern Corp	4,268	244,343
NRG Yield Inc ‘A’	3,132	53,401
NRG Yield Inc ‘C’	5,514	94,841
ONE Gas Inc	4,463	333,565
Ormat Technologies Inc	3,401	180,899
Otter Tail Corp	3,371	160,460
PICO Holdings Inc *	1,800	20,970
PNM Resources Inc	6,819	265,259
Portland General Electric Co	7,671	328,012

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-83

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
RGC Resources Inc	611	$17,829
SJW Group	514	34,037
South Jersey Industries Inc	6,262	209,589
Southwest Gas Holdings Inc	4,126	314,690
Spire Inc	4,218	298,002
The York Water Co	114	3,625
Unitil Corp	1,248	63,698
WGL Holdings Inc	4,390	389,612
		5,645,171

Total Common Stocks (Cost $83,582,303)		93,670,127

EXCHANGE-TRADED FUND - 2.4%

iShares Russell 2000 Value	17,559	2,316,383

Total Exchange-Traded Fund (Cost $2,215,483)		2,316,383

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $1,056,798; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $1,079,797)	$1,056,767	1,056,767

Total Short-Term Investment (Cost $1,056,767)		1,056,767

TOTAL INVESTMENTS - 100.0% (Cost $86,854,553)		97,043,277

DERIVATIVES - (0.0%)
(See Note (b) in Notes to Schedule of Investments)		(24,084)

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(15,994)

NET ASSETS - 100.0%		$97,003,199

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	38.8%
Industrial	11.0%
Consumer, Cyclical	10.5%
Consumer, Non-Cyclical	9.7%
Energy	7.3%
Utilities	5.8%
Technology	5.1%
Communications	4.9%
Basic Materials	3.4%
Others (each less than 3.0%)	3.5%

	100.0%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-84

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(b)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	09/18	13	$1,094,959	$1,070,875	($24,084)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$93,670,127	$93,670,127	$-	$-
	Exchange-Traded Fund	2,316,383	2,316,383	-	-
	Short-Term Investment	1,056,767	-	1,056,767	-

	Total Assets	97,043,277	95,986,510	1,056,767	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(24,084)	(24,084)	-	-

	Total Liabilities	(24,084)	(24,084)	-	-

	Total	$97,019,193	$95,962,426	$1,056,767	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-85

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 2.3%

Brazil - 2.0%

Banco Bradesco SA	127,846	$887,327
Braskem SA ADR	4,200	109,200
Centrais Eletricas Brasileiras SA ‘B’ *	11,400	39,856
Cia Brasileira de Distribuicao	8,044	161,658
Gerdau SA	58,495	209,938
Itau Unibanco Holding SA	138,964	1,446,380
Itau Unibanco Holding SA ADR	2,020	20,968
Lojas Americanas SA	16,673	71,712
Petroleo Brasileiro SA	193,305	857,360
Telefonica Brasil SA	15,400	181,744
Usinas Siderurgicas de Minas Gerais SA ‘A’	23,100	43,628

		4,029,771

Chile - 0.1%

Embotelladora Andina SA ‘B’	10,606	41,123
Sociedad Quimica y Minera de Chile SA ‘B’	3,146	151,364

		192,487

Colombia - 0.2%

Banco Davivienda SA	4,225	53,334
Bancolombia SA ADR	3,821	182,567
Grupo Argos SA	12,536	76,130
Grupo Aval Acciones y Valores SA	133,651	56,086
Grupo de Inversiones Suramericana SA	6,958	84,843

		452,960

Total Preferred Stocks (Cost $4,591,950)		4,675,218

CONVERTIBLE PREFERRED STOCKS - 0.0%

Malaysia - 0.0%

SP Setia Bhd Group Series RCPS §	10,320	2,172

Total Convertible Preferred Stocks (Cost $2,225)		2,172

COMMON STOCKS - 96.7%

Brazil - 4.6%

Ambev SA	140,040	649,660
Ambev SA ADR	103,817	480,673
B3 SA – Brasil Bolsa Balcao	89,604	472,786
Banco Bradesco SA	39,022	245,464
Banco do Brasil SA	28,016	207,098
Banco Santander Brasil SA	12,300	92,986
BB Seguridade Participacoes SA	32,209	203,272
BRF SA *	10,486	48,700
CCR SA	76,572	199,938
Centrais Eletricas Brasileiras SA *	10,300	32,396
Cia de Saneamento Basico do Estado de Sao Paulo	13,900	83,527
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,310	25,903
Cia Siderurgica Nacional SA *	30,107	61,057
Cia Siderurgica Nacional SA ADR *	8,700	17,574
Cielo SA	54,074	230,485
Cosan SA Industria e Comercio	9,319	84,588
Embraer SA	42,400	265,400
Engie Brasil Energia SA	7,400	65,356
Equatorial Energia SA	6,941	101,686
Fibria Celulose SA	8,601	161,046
Gerdau SA	6,100	16,872
Hypera SA	13,827	98,501

	Shares	Value
Itau Unibanco Holding SA	12,446	$115,284
JBS SA	85,440	205,016
Klabin SA	25,182	127,347
Kroton Educacional SA	55,743	134,045
Localiza Rent a Car SA	18,900	115,719
Lojas Americanas SA	6,294	21,030
Lojas Renner SA	46,084	349,219
M Dias Branco SA	3,300	31,844
Magazine Luiza SA	3,878	128,064
Multiplan Empreendimentos Imobiliarios SA	700	10,295
Natura Cosmeticos SA	8,421	65,769
Petroleo Brasileiro SA	127,207	637,389
Porto Seguro SA	9,615	100,919
Raia Drogasil SA	15,170	259,895
Rumo SA *	52,100	189,540
Suzano Papel e Celulose SA	26,576	308,359
TIM Participacoes SA	34,131	116,067
Ultrapar Participacoes SA	17,147	203,291
Ultrapar Participacoes SA ADR	2,899	34,324
Usinas Siderurgicas de Minas Gerais SA	5,600	16,226
Vale SA	162,963	2,085,102
WEG SA	5,583	23,408

		9,123,120

Chile - 1.3%

AES Gener SA	91,534	22,404
Aguas Andinas SA ‘A’	127,889	69,823
Banco de Chile	356,114	54,873
Banco de Chile ADR	997	92,681
Banco de Credito e Inversiones SA	2,219	147,642
Banco Santander Chile	450,617	35,359
Banco Santander Chile ADR	6,318	198,575
Cencosud SA	105,248	259,369
Cia Cervecerias Unidas SA	3,794	47,474
Cia Cervecerias Unidas SA ADR	3,212	80,107
Colbun SA	434,861	89,841
Empresa Nacional de Telecomunicaciones SA	8,964	83,021
Empresas CMPC SA	58,170	213,995
Empresas COPEC SA	13,646	209,850
Enel Americas SA	574,835	100,900
Enel Americas SA ADR	19,889	175,222
Enel Chile SA	90,242	8,907
Enel Chile SA ADR	28,974	141,393
Inversiones Aguas Metropolitanas SA	6,841	10,417
Itau CorpBanca	10,464,118	102,272
Latam Airlines Group SA	10,543	104,595
Latam Airlines Group SA ADR	6,931	68,548
SACI Falabella	26,181	240,167
Sociedad Quimica y Minera de Chile SA ADR	732	35,173

		2,592,608

China - 16.6%

3SBio Inc ~	9,000	20,337
58.com Inc ADR *	1,781	123,495
AAC Technologies Holdings Inc	22,000	308,951
Agile Group Holdings Ltd	70,000	119,101
Agricultural Bank of China Ltd ‘H’	388,000	181,091
Air China Ltd ‘H’	82,000	78,835
Alibaba Group Holding Ltd ADR *	18,402	3,414,123
Alibaba Health Information Technology Ltd *	24,000	23,095
Aluminum Corp of China Ltd ‘H’ *	166,000	72,754
Angang Steel Co Ltd ‘H’	34,000	30,548
Anhui Conch Cement Co Ltd ‘H’	36,500	208,156
ANTA Sports Products Ltd	41,000	216,206
BAIC Motor Corp Ltd ‘H’ ~	86,000	81,854
Baidu Inc ADR *	2,746	667,278
Bank of China Ltd ‘H’	1,133,400	562,081
Bank of Communications Co Ltd ‘H’	131,925	100,970

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-86

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
BBMG Corp ‘H’	73,000	$26,828
Beijing Capital International Airport Co Ltd ‘H’	66,000	69,328
Beijing Enterprises Holdings Ltd	15,500	75,257
Beijing Enterprises Water Group Ltd *	146,000	79,390
Brilliance China Automotive Holdings Ltd	78,000	139,948
BYD Co Ltd ‘H’	21,500	132,583
CGN Power Co Ltd ‘H’ ~	171,000	44,154
China Cinda Asset Management Co Ltd ‘H’	223,000	71,415
China CITIC Bank Corp Ltd ‘H’	132,000	82,441
China Coal Energy Co Ltd ‘H’	58,000	23,937
China Communications Construction Co Ltd ‘H’	143,000	137,715
China Conch Venture Holdings Ltd	36,500	133,215
China Construction Bank Corp ‘H’	1,528,340	1,398,493
China Eastern Airlines Corp Ltd ‘H’	90,000	60,711
China Energy Engineering Corp Ltd	54,000	8,310
China Everbright Bank Co Ltd ‘H’	88,000	37,754
China Everbright International Ltd	63,000	81,136
China Evergrande Group *	96,000	243,740
China Galaxy Securities Co Ltd ‘H’	47,500	24,284
China Hongqiao Group Ltd	61,500	57,757
China Huarong Asset Management Co Ltd ~	436,000	125,687
China Huishan Dairy Holdings Co Ltd * Ω ±	88,000	33
China International Capital Corp Ltd ‘H’ ~	13,600	24,110
China International Marine Containers Group Co Ltd ‘H’	10,400	13,592
China Jinmao Holdings Group Ltd	128,000	64,037
China Life Insurance Co Ltd ‘H’	95,000	243,722
China Longyuan Power Group Corp Ltd ‘H’	83,000	66,675
China Mengniu Dairy Co Ltd *	60,000	202,366
China Merchants Bank Co Ltd ‘H’	70,300	258,592
China Merchants Port Holdings Co Ltd	34,957	70,798
China Merchants Securities Co Ltd ‘H’ ~	13,600	18,415
China Minsheng Banking Corp Ltd ‘H’	93,000	66,457
China Mobile Ltd	63,000	558,995
China Mobile Ltd ADR	18,350	814,556
China Molybdenum Co Ltd ‘H’	72,000	34,702
China National Building Material Co Ltd ‘H’	200,000	196,851
China Oilfield Services Ltd ‘H’	46,000	43,323
China Overseas Land & Investment Ltd	168,000	551,410
China Pacific Insurance Group Co Ltd ‘H’	42,400	163,325
China Petroleum & Chemical Corp ‘H’	776,400	694,969
China Railway Construction Corp Ltd ‘H’	89,500	90,536
China Railway Group Ltd ‘H’	113,000	85,200
China Railway Signal & Communication Corp Ltd ‘H’ ~	31,000	21,948
China Reinsurance Group Corp ‘H’	105,000	22,982
China Resources Beer Holdings Co Ltd	43,333	209,838
China Resources Cement Holdings Ltd	26,000	26,166
China Resources Gas Group Ltd	40,000	172,928
China Resources Land Ltd	132,444	444,887
China Resources Pharmaceutical Group Ltd ~	33,000	45,628
China Resources Power Holdings Co Ltd	64,000	112,475
China Shenhua Energy Co Ltd ‘H’	63,000	149,010
China Southern Airlines Co Ltd ‘H’	90,000	70,525
China State Construction International Holdings Ltd	74,250	75,947
China Taiping Insurance Holdings Co Ltd	45,034	140,014
China Telecom Corp Ltd ‘H’	152,000	71,324
China Telecom Corp Ltd ADR	1,644	76,331
China Unicom Hong Kong Ltd	204,000	254,283
China Unicom Hong Kong Ltd ADR	4,313	53,956
China Vanke Co Ltd ‘H’	30,800	107,414
Chongqing Rural Commercial Bank Co Ltd ‘H’	144,000	85,471
CIFI Holdings Group Co Ltd	88,000	55,744
CITIC Ltd	83,000	116,760

	Shares	Value
CITIC Securities Co Ltd ‘H’	57,000	$113,325
CNOOC Ltd	115,000	197,058
CNOOC Ltd ADR	2,323	397,791
COSCO SHIPPING Development Co Ltd ‘H’ *	22,000	3,663
COSCO SHIPPING Holdings Co Ltd ‘H’ *	61,000	27,883
Country Garden Holdings Co Ltd	197,580	346,357
Country Garden Services Holdings Co Ltd *	22,710	29,120
CRRC Corp Ltd ‘H’	49,000	37,956
CSPC Pharmaceutical Group Ltd	124,000	372,347
Ctrip.com International Ltd ADR *	4,768	227,100
Dali Foods Group Co Ltd ~	87,000	66,934
Datang International Power Generation Co Ltd ‘H’ *	124,000	37,834
Dongfeng Motor Group Co Ltd ‘H’	82,000	86,429
ENN Energy Holdings Ltd	27,000	264,422
Fosun International Ltd	58,792	110,117
Fuyao Glass Industry Group Co Ltd ‘H’ ~	18,000	60,823
Geely Automobile Holdings Ltd	180,000	463,120
Genscript Biotech Corp	8,000	21,876
GF Securities Co Ltd ‘H’	24,000	34,869
Great Wall Motor Co Ltd ‘H’	97,500	74,209
Guangdong Investment Ltd	86,000	136,107
Guangshen Railway Co Ltd ‘H’	24,000	13,488
Guangzhou Automobile Group Co Ltd ‘H’	50,400	49,035
Guangzhou R&F Properties Co Ltd ‘H’	56,800	113,995
Haitong Securities Co Ltd ‘H’	80,400	81,107
Hanergy Thin Film Power Group Ltd * Ω ±	122,000	598
Hengan International Group Co Ltd	31,000	297,347
Huadian Power International Corp Ltd ‘H’	64,000	25,255
Huaneng Power International Inc ‘H’	116,000	76,653
Huatai Securities Co Ltd ‘H’ ~	29,000	45,991
Huazhu Group Ltd ADR	1,164	48,876
Industrial & Commercial Bank of China Ltd ‘H’	1,507,045	1,124,014
JD.com Inc ADR *	6,415	249,864
Jiangsu Expressway Co Ltd ‘H’	46,000	54,776
Jiangxi Copper Co Ltd ‘H’	39,000	49,521
Kunlun Energy Co Ltd	184,000	160,696
Legend Holdings Corp ‘H’ ~	8,300	25,237
Lenovo Group Ltd	328,000	176,549
Logan Property Holdings Co Ltd	50,000	67,379
Longfor Properties Co Ltd	71,000	190,895
Metallurgical Corp of China Ltd ‘H’	69,000	20,331
Minth Group Ltd	22,000	93,054
MMG Ltd *	28,000	19,493
NetEase Inc ADR	2,122	536,166
New China Life Insurance Co Ltd ‘H’	15,200	62,982
New Oriental Education & Technology Group Inc ADR	1,464	138,582
PetroChina Co Ltd ‘H’	430,000	327,580
PICC Property & Casualty Co Ltd ‘H’	130,341	140,185
Ping An Insurance Group Co of China Ltd ‘H’	132,000	1,208,813
Semiconductor Manufacturing International Corp *	104,800	135,781
Shanghai Electric Group Co Ltd ‘H’ *	58,000	19,494
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	4,000	21,869
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	21,700	59,725
Shenzhou International Group Holdings Ltd	17,000	209,191
Shimao Property Holdings Ltd	92,426	240,973
Silergy Corp	2,000	48,599
Sinopec Shanghai Petrochemical Co Ltd ‘H’	130,000	79,029
Sinopharm Group Co Ltd ‘H’	48,000	193,025
Sunac China Holdings Ltd	38,000	132,164
Sunny Optical Technology Group Co Ltd	21,000	389,494
Tencent Holdings Ltd	114,700	5,759,703
The People’s Insurance Co Group of China Ltd ‘H’	164,000	76,773
Tingyi Cayman Islands Holding Corp	96,000	222,698
TravelSky Technology Ltd ‘H’	22,000	63,858

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-87

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Tsingtao Brewery Co Ltd ‘H’	10,000	$54,791
Vipshop Holdings Ltd ADR *	8,726	94,677
Want Want China Holdings Ltd	155,000	137,830
Weichai Power Co Ltd ‘H’	108,800	149,478
Xinjiang Goldwind Science & Technology Co Ltd ‘H’	28,600	34,679
Yanzhou Coal Mining Co Ltd ‘H’	92,000	119,802
Yum China Holdings Inc	5,163	198,569
YY Inc ADR *	703	70,630
Zhejiang Expressway Co Ltd ‘H’	2,000	1,781
Zhongsheng Group Holdings Ltd	23,500	70,359
Zhuzhou CRRC Times Electric Co Ltd ‘H’	17,600	83,467
Zijin Mining Group Co Ltd ‘H’	288,000	110,410
ZTE Corp ‘H’ *	11,600	17,539
ZTO Express Cayman Inc ADR	2,874	57,480

		33,200,923

Colombia - 0.5%

Almacenes Exito SA	3,500	19,345
Banco de Bogota SA	3,253	75,580
Bancolombia SA	8,203	98,848
Cementos Argos SA (BOG)	10,003	33,445
Corp Financiera Colombiana SA *	1,990	17,231
Ecopetrol SA	104,999	108,365
Ecopetrol SA ADR	6,782	139,370
Grupo Argos SA	16,655	112,850
Grupo de Inversiones Suramericana SA	9,878	126,717
Grupo Energia Bogota SA ESP	42,482	29,567
Grupo Nutresa SA	3,767	34,701
Interconexion Electrica SA ESP	22,633	111,966

		907,985

Czech Republic - 0.2%

CEZ AS	9,488	224,801
Komercni banka AS	1,907	80,090
Moneta Money Bank AS ~	17,746	60,887
O2 Czech Republic AS	2,533	29,111
Philip Morris CR AS	16	10,986

		405,875

Egypt - 0.1%

Commercial International Bank Egypt SAE GDR	43,604	215,840
Egyptian Financial Group-Hermes Holding Co GDR	139	347

		216,187

Greece - 0.2%

Alpha Bank AE *	1,371	3,055
Hellenic Petroleum SA	3,272	27,300
Hellenic Telecommunications Organization SA	8,164	100,718
JUMBO SA	3,234	53,201
Motor Oil Hellas Corinth Refineries SA	181	3,636
National Bank of Greece SA *	4,232	1,291
OPAP SA	9,355	105,477
Piraeus Bank SA *	31	105
Titan Cement Co SA *	1,910	48,309

		343,092

Hong Kong - 0.6%

China Gas Holdings Ltd	61,200	245,363
Fullshare Holdings Ltd *	165,000	81,600
Haier Electronics Group Co Ltd	44,000	150,115
Kingboard Chemical Holdings Ltd	18,500	67,379
Nine Dragons Paper Holdings Ltd	68,000	86,279
Sino Biopharmaceutical Ltd	252,000	384,856
Sun Art Retail Group Ltd	99,500	129,805

		1,145,397

	Shares	Value
Hungary - 0.4%

MOL Hungarian Oil & Gas PLC	41,682	$401,090
OTP Bank PLC	11,629	419,867
Richter Gedeon Nyrt	1,626	29,609

		850,566

India - 12.9%

3M India Ltd *	61	17,506
ABB India Ltd	1,174	20,230
ACC Ltd	2,935	57,408
Adani Ports & Special Economic Zone Ltd	39,400	215,108
Adani Transmission Ltd *	9,742	22,221
Aditya Birla Capital Ltd *	37,484	72,951
Aditya Birla Fashion & Retail Ltd *	12,205	24,570
Ambuja Cements Ltd	31,125	94,258
Apollo Hospitals Enterprise Ltd	1,689	25,866
Apollo Tyres Ltd	14,885	55,372
Ashok Leyland Ltd	73,067	134,344
Asian Paints Ltd	15,439	284,978
Aurobindo Pharma Ltd	21,707	192,481
Avenue Supermarts Ltd * ~	2,279	49,441
Axis Bank Ltd	52,551	392,340
Bajaj Auto Ltd	3,776	154,853
Bajaj Finance Ltd	8,000	268,712
Bajaj Finserv Ltd	3,186	271,073
Bajaj Holdings & Investment Ltd	2,030	85,349
Balkrishna Industries Ltd	5,243	79,809
Bank of Baroda	23,285	38,355
Bank of India *	7,646	9,779
Berger Paints India Ltd	12,181	49,968
Bharat Electronics Ltd	25,531	40,548
Bharat Forge Ltd	11,554	103,384
Bharat Heavy Electricals Ltd	59,103	61,942
Bharat Petroleum Corp Ltd	31,662	173,069
Bharti Airtel Ltd	67,679	377,605
Bharti Infratel Ltd	22,917	100,710
Biocon Ltd	4,888	44,196
Bosch Ltd	249	63,660
Britannia Industries Ltd	558	50,597
Cadila Healthcare Ltd *	13,074	72,176
Canara Bank	2,859	10,522
Castrol India Ltd	10,354	24,749
Cholamandalam Investment & Finance Co Ltd	1,236	27,294
Cipla Ltd	15,864	142,502
Coal India Ltd	23,173	89,422
Colgate-Palmolive India Ltd	2,824	48,865
Container Corp Of India Ltd	6,672	63,540
Cummins India Ltd	2,645	25,026
Dabur India Ltd	18,862	107,798
Dalmia Bharat Ltd	1,564	52,049
Dewan Housing Finance Corp Ltd	10,200	94,861
Divi’s Laboratories Ltd	4,904	74,417
DLF Ltd	28,719	79,318
Dr Reddy’s Laboratories Ltd	3,966	129,056
Dr Reddy’s Laboratories Ltd ADR	1,737	55,931
Edelweiss Financial Services Ltd	29,146	125,253
Eicher Motors Ltd	631	263,124
Emami Ltd	5,110	39,509
Exide Industries Ltd	10,399	39,231
Federal Bank Ltd	78,144	93,525
GAIL India Ltd	36,132	179,577
GAIL India Ltd GDR ~	497	14,428
Gillette India Ltd	141	13,211
GlaxoSmithKline Consumer Healthcare Ltd	456	43,293
GlaxoSmithKline Pharmaceuticals Ltd	313	12,778
Glenmark Pharmaceuticals Ltd	6,552	55,756
Godrej Consumer Products Ltd	13,142	235,125
Godrej Industries Ltd	3,691	33,573
Grasim Industries Ltd	14,277	210,108

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-88

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
GRUH Finance Ltd	5,810	$25,818
Havells India Ltd	9,095	72,109
HCL Technologies Ltd	29,263	395,404
HDFC Bank Ltd	34,344	1,057,955
Hero MotoCorp Ltd	2,851	144,560
Hindalco Industries Ltd	104,129	350,666
Hindustan Petroleum Corp Ltd	31,097	118,004
Hindustan Unilever Ltd	30,879	739,571
Housing Development Finance Corp Ltd	50,913	1,418,669
ICICI Bank Ltd	72,623	292,099
ICICI Prudential Life Insurance Co Ltd ~	3,189	17,587
Idea Cellular Ltd *	155,957	135,379
IDFC Bank Ltd	44,967	25,513
IIFL Holdings Ltd	6,089	59,442
Indiabulls Housing Finance Ltd	30,692	513,172
Indian Oil Corp Ltd	50,906	116,268
Indraprastha Gas Ltd	4,255	15,806
IndusInd Bank Ltd	8,004	225,934
Infosys Ltd	67,509	1,294,215
Infosys Ltd ADR	6,099	118,504
InterGlobe Aviation Ltd ~	2,205	35,063
ITC Ltd	159,328	619,155
Jindal Steel & Power Ltd *	21,411	69,811
JSW Steel Ltd	111,937	534,006
Jubilant Foodworks Ltd	1,990	40,262
Kansai Nerolac Paints Ltd	2,103	13,583
Kotak Mahindra Bank Ltd	23,192	455,156
L&T Finance Holdings Ltd	23,453	51,939
Larsen & Toubro Infotech Ltd ~	795	19,419
Larsen & Toubro Ltd	21,329	397,105
LIC Housing Finance Ltd	26,563	181,901
Lupin Ltd	12,899	170,201
Mahindra & Mahindra Financial Services Ltd	13,450	92,320
Mahindra & Mahindra Ltd	26,204	343,411
Mangalore Refinery & Petrochemicals Ltd	10,554	12,503
Marico Ltd	24,048	116,441
Maruti Suzuki India Ltd	5,095	656,656
Max India Ltd *	1,660	1,768
Mindtree Ltd	5,217	75,121
Motherson Sumi Systems Ltd	34,335	142,918
Motilal Oswal Financial Services Ltd	1,154	13,046
Mphasis Ltd	3,246	51,363
MRF Ltd	99	108,358
Muthoot Finance Ltd	5,955	33,006
Nestle India Ltd	1,293	185,085
NHPC Ltd	121,339	41,577
NTPC Ltd	47,900	111,707
Oberoi Realty Ltd	2,878	20,052
Oil & Natural Gas Corp Ltd	35,954	83,123
Oil India Ltd (NYSE)	8,736	26,783
Oracle Financial Services Software Ltd *	655	38,961
Page Industries Ltd	228	92,488
Petronet LNG Ltd	55,416	177,729
Pidilite Industries Ltd	5,995	93,072
Piramal Enterprises Ltd	3,015	111,625
PNB Housing Finance Ltd ~	830	13,686
Power Finance Corp Ltd	42,871	48,412
Power Grid Corp of India Ltd	65,479	178,651
Procter & Gamble Hygiene & Health Care Ltd	376	54,466
Punjab National Bank *	20,073	22,380
Rajesh Exports Ltd	3,155	27,726
RBL Bank Ltd ~	2,770	22,320
Reliance Industries Ltd	105,811	1,503,356
Rural Electrification Corp Ltd (XNSE)	70,979	108,619
Shree Cement Ltd	406	92,089
Shriram City Union Finance Ltd	346	10,224
Shriram Transport Finance Co Ltd	8,068	153,105
Siemens Ltd	1,800	25,778
State Bank of India *	61,648	233,712
Steel Authority of India Ltd *	36,180	43,869

	Shares	Value
Sun Pharmaceutical Industries Ltd	25,975	$214,134
Sun TV Network Ltd	5,030	57,505
Sundaram Finance Holdings Ltd *	415	727
Sundaram Finance Ltd	415	9,689
Supreme Industries Ltd	514	8,479
Tata Chemicals Ltd	4,990	50,882
Tata Communications Ltd	1,806	15,639
Tata Consultancy Services Ltd	44,756	1,207,077
Tata Global Beverages Ltd	14,379	56,503
Tata Motors Ltd *	61,563	242,014
Tata Motors Ltd ADR *	3,376	66,001
Tata Steel Ltd (NYSE)	39,476	327,229
Tech Mahindra Ltd	29,338	280,558
The Indian Hotels Co Ltd	5,385	10,380
The Ramco Cements Ltd	3,131	32,076
The Tata Power Co Ltd	60,630	64,857
Titan Co Ltd	10,312	132,285
Torrent Pharmaceuticals Ltd	2,397	48,981
TVS Motor Co Ltd	6,064	48,987
UltraTech Cement Ltd	2,912	162,388
United Breweries Ltd	2,860	48,111
United Spirits Ltd *	15,320	148,842
UPL Ltd	28,526	257,892
Vakrangee Ltd	5,700	5,561
Vedanta Ltd	140,233	483,935
Voltas Ltd	2,882	22,051
Whirlpool of India Ltd	455	10,186
Wipro Ltd	51,749	197,366
Yes Bank Ltd	78,313	389,140
Zee Entertainment Enterprises Ltd	24,360	193,558

		25,773,515

Indonesia - 2.7%

P.T. Adaro Energy Tbk	1,948,600	243,139
P.T. Astra International Tbk	802,200	369,328
P.T. Bank Central Asia Tbk	382,200	570,789
P.T. Bank Danamon Indonesia Tbk	225,400	100,344
P.T. Bank Mandiri Persero Tbk	604,458	289,190
P.T. Bank Negara Indonesia Persero Tbk	434,700	213,594
P.T. Bank Pan Indonesia Tbk *	133,300	7,907
P.T. Bank Rakyat Indonesia Persero Tbk	2,226,100	440,302
P.T. Bank Tabungan Negara Persero Tbk	283,000	48,299
P.T. Barito Pacific Tbk	420,000	57,935
P.T. Bukit Asam Persero Tbk	236,700	65,377
P.T. Bumi Serpong Damai Tbk	517,200	56,427
P.T. Charoen Pokphand Indonesia Tbk	475,400	121,999
P.T. Gudang Garam Tbk	29,600	138,693
P.T. Indah Kiat Pulp & Paper Corp Tbk	233,500	302,783
P.T. Indo Tambangraya Megah Tbk	35,500	55,370
P.T. Indocement Tunggal Prakarsa Tbk	64,900	61,714
P.T. Indofood CBP Sukses Makmur Tbk	118,700	73,339
P.T. Indofood Sukses Makmur Tbk	500,200	232,049
P.T. Indosat Tbk	30,500	6,760
P.T. Jasa Marga Persero Tbk	103,744	30,220
P.T. Kalbe Farma Tbk	785,300	66,796
P.T. Matahari Department Store Tbk	127,800	78,272
P.T. Mayora Indah Tbk	297,475	61,651
P.T. Pabrik Kertas Tjiwi Kimia Tbk	45,000	51,252
P.T. Pakuwon Jati Tbk	1,030,100	38,066
P.T. Perusahaan Gas Negara Persero Tbk	517,400	71,811
P.T. Sarana Menara Nusantara Tbk	1,062,000	45,948
P.T. Semen Indonesia Persero Tbk	198,100	98,470
P.T. Sumber Alfaria Trijaya Tbk	655,500	34,307
P.T. Surya Citra Media Tbk	313,700	44,986
P.T. Telekomunikasi Indonesia Persero Tbk	1,144,600	299,765
P.T. Telekomunikasi Indonesia Persero Tbk ADR	10,360	269,464
P.T. Tower Bersama Infrastructure Tbk	63,000	21,930
P.T. Unilever Indonesia Tbk	80,800	259,657
P.T. United Tractors Tbk	103,796	228,550

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-89

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
P.T. Vale Indonesia Tbk *	95,600	$26,908
P.T. Waskita Karya Persero Tbk	379,200	50,801
P.T. XL Axiata Tbk *	369,100	64,744

		5,298,936

Malaysia - 3.1%

AirAsia Group Bhd	129,100	95,685
Alliance Bank Malaysia Bhd	53,400	53,436
AMMB Holdings Bhd	88,200	81,822
Astro Malaysia Holdings Bhd	95,100	37,383
Axiata Group Bhd	146,874	138,210
Batu Kawan Bhd	4,200	18,632
BIMB Holdings Bhd	33,900	32,277
British American Tobacco Malaysia Bhd	6,800	58,548
Bursa Malaysia Bhd	32,300	58,776
Carlsberg Brewery Malaysia Bhd ‘B’	4,400	21,022
CIMB Group Holdings Bhd	163,700	220,706
Dialog Group Bhd	94,852	72,436
DiGi.Com Bhd	138,700	142,554
Felda Global Ventures Holdings Bhd	151,500	56,604
Fraser & Neave Holdings Bhd	4,900	47,332
Gamuda Bhd	72,500	58,605
Genting Bhd	186,000	386,949
Genting Malaysia Bhd	131,800	159,155
Genting Plantations Bhd	8,800	20,587
HAP Seng Consolidated Bhd	26,700	64,786
Hartalega Holdings Bhd	89,600	132,941
Heineken Malaysia Bhd	4,100	22,208
Hong Leong Bank Bhd	17,472	78,772
Hong Leong Financial Group Bhd	20,536	91,508
IHH Healthcare Bhd	41,800	63,180
IJM Corp Bhd	151,000	66,938
Inari Amertron Bhd	83,450	46,530
IOI Corp Bhd	127,546	143,559
IOI Properties Group Bhd	68,706	27,203
Kuala Lumpur Kepong Bhd	18,400	110,049
LPI Capital Bhd	6,220	26,305
Malayan Banking Bhd	162,218	361,292
Malaysia Airports Holdings Bhd	50,900	110,885
Malaysia Building Society Bhd	72,500	20,712
Maxis Bhd	97,200	131,493
MISC Bhd	82,160	120,367
My EG Services Bhd	90,100	21,493
Nestle Malaysia Bhd	1,400	51,087
Petronas Chemicals Group Bhd	119,100	248,084
Petronas Dagangan Bhd	10,900	66,980
Petronas Gas Bhd	31,300	133,822
PPB Group Bhd	27,800	135,439
Press Metal Aluminium Holdings Bhd	79,520	85,743
Public Bank Bhd	115,270	666,827
QL Resources Bhd	37,180	55,225
RHB Bank Bhd	61,962	83,582
Sime Darby Bhd	103,787	62,893
Sime Darby Plantation Bhd	103,787	136,520
Sime Darby Property Bhd	103,787	30,745
SP Setia Bhd Group	46,940	36,073
Sunway Bhd	63,000	24,160
Telekom Malaysia Bhd	60,092	46,249
Tenaga Nasional Bhd	153,000	554,687
Top Glove Corp Bhd	37,800	113,340
UMW Holdings Bhd	10,800	15,986
United Plantations Bhd	600	4,055
Westports Holdings Bhd	60,500	50,830
YTL Corp Bhd	526,922	147,424
YTL Power International Bhd	122,757	31,259

		6,181,950

Mexico - 4.0%

Alfa SAB de CV ‘A’	356,040	414,120
America Movil SAB de CV ‘L’	1,630,935	1,360,738

	Shares	Value
America Movil SAB de CV ‘L’ ADR	4,858	$80,934
Arca Continental SAB de CV	20,795	128,014
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ‘B’	141,152	190,688
Becle S.A.B. de C.V.	6,945	10,047
Cemex SAB de CV *	983,402	646,680
Coca-Cola Femsa SAB de CV ‘L’	14,920	84,486
Coca-Cola Femsa SAB de CV ADR	680	38,372
El Puerto de Liverpool SAB de CV ‘C1’	8,911	57,180
Fomento Economico Mexicano SAB de CV	46,560	410,150
Gruma SAB de CV ‘B’	16,579	202,769
Grupo Aeroportuario del Pacifico SAB de CV ‘B’	14,917	138,119
Grupo Aeroportuario del Pacifico SAB de CV ADR *	1,043	96,905
Grupo Aeroportuario del Sureste SAB de CV ‘B’	3,953	62,772
Grupo Aeroportuario del Sureste SAB de CV ADR	404	64,301
Grupo Bimbo SAB de CV ‘A’	76,269	148,581
Grupo Carso SAB de CV ‘A1’	19,967	67,410
Grupo Elektra SAB de CV	4,339	118,364
Grupo Financiero Banorte SAB de CV ‘O’	76,366	450,154
Grupo Financiero Inbursa SAB de CV ‘O’	140,984	197,347
Grupo Lala SAB de CV	39,836	41,079
Grupo Mexico SAB de CV ‘B’	206,023	584,969
Grupo Televisa SAB	143,295	543,879
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	29,166	44,703
Industrias Penoles SAB de CV	13,870	248,651
Infraestructura Energetica Nova SAB de CV	28,804	128,558
Kimberly-Clark de Mexico SAB de CV ‘A’ *	83,200	140,550
Megacable Holdings SAB de CV	13,761	56,699
Mexichem SAB de CV	115,037	332,653
Organizacion Soriana SAB de CV ‘B’ *	14,743	26,746
Promotora y Operadora de Infraestructura SAB de CV	13,759	122,929
Promotora y Operadora de Infraestructura SAB de CV ‘L’	1,300	9,426
Wal-Mart de Mexico SAB de CV	260,080	685,681

		7,934,654

Peru - 0.3%

Cementos Pacasmayo SAA ADR	575	6,699
Cia de Minas Buenaventura SAA ADR	5,113	69,690
Credicorp Ltd	2,386	537,136
Grana y Montero SAA ADR *	1,724	5,476

		619,001

Philippines - 1.3%

Aboitiz Equity Ventures Inc	83,970	85,859
Aboitiz Power Corp	50,900	33,143
Alliance Global Group Inc *	361,600	78,733
Ayala Corp	12,540	216,160
Ayala Land Inc	342,100	242,892
Bank of the Philippine Islands	21,219	35,204
BDO Unibank Inc	57,593	135,415
Bloomberry Resorts Corp	163,200	29,792
DMCI Holdings Inc	364,150	71,641
Emperador Inc	61,300	8,488
Energy Development Corp *	87,564	8,581
Globe Telecom Inc	2,025	58,434
GT Capital Holdings Inc	5,910	100,775
International Container Terminal Services Inc	42,630	61,747
JG Summit Holdings Inc	131,670	123,358
Jollibee Foods Corp	21,990	108,421
LT Group Inc	131,900	44,686
Manila Electric Co	11,330	75,491

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-90

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Megaworld Corp	805,000	$64,609
Metro Pacific Investments Corp	766,700	66,098
Metropolitan Bank & Trust Co	53,152	73,056
PLDT Inc	4,350	104,143
PLDT Inc ADR	2,192	51,249
Puregold Price Club Inc	70,800	61,810
Robinsons Retail Holdings Inc	15,840	23,596
San Miguel Corp	44,640	115,307
Security Bank Corp	12,160	45,475
Semirara Mining & Power Corp	45,080	25,595
SM Investments Corp	7,452	122,250
SM Prime Holdings Inc	260,300	175,344
Top Frontier Investment Holdings Inc *	1,506	7,311
Universal Robina Corp	51,720	117,070

		2,571,733

Poland - 1.5%

Alior Bank SA *	6,804	120,486
AmRest Holdings SE *	342	40,215
Bank Handlowy w Warszawie SA	2,265	42,766
Bank Millennium SA *	45,483	97,386
Bank Polska Kasa Opieki SA	3,575	107,606
Bank Zachodni WBK SA	1,270	112,441
Budimex SA	496	16,341
CCC SA	1,282	70,529
CD Projekt SA	3,773	161,801
Cyfrowy Polsat SA	12,560	77,325
Dino Polska SA * ~	1,074	29,655
Grupa Azoty SA	2,665	30,665
Grupa Lotos SA	9,429	142,860
ING Bank Slaski SA	1,065	50,895
Jastrzebska Spolka Weglowa SA *	4,221	85,858
KGHM Polska Miedz SA	13,658	320,156
LPP SA	52	117,292
mBank SA	936	99,485
Orange Polska SA *	30,618	37,804
PGE Polska Grupa Energetyczna SA *	73,997	183,886
Polski Koncern Naftowy ORLEN SA	17,334	388,230
Polskie Gornictwo Naftowe i Gazownictwo SA	65,504	99,726
Powszechna Kasa Oszczednosci Bank Polski SA *	30,201	296,702
Powszechny Zaklad Ubezpieczen SA	28,285	293,245
Tauron Polska Energia SA *	46,974	28,644

		3,051,999

Romania - 0.0%

NEPI Rockcastle PLC	8,120	72,490

Russia - 1.7%

Gazprom PJSC ADR (SEAQ)	86,571	379,367
Lenta Ltd GDR * ~	1,981	10,885
LUKOIL PJSC ADR (SEAQ)	8,049	548,152
Magnitogorsk Iron & Steel Works PJSC GDR ~	7,310	64,170
Mail.Ru Group Ltd GDR * ~	675	19,496
MegaFon PJSC GDR ~	2,268	20,007
MMC Norilsk Nickel PJSC ADR	16,126	288,224
Novatek PJSC GDR (LI)	1,521	224,822
Novolipetsk Steel PJSC GDR	3,264	79,321
PhosAgro PJSC GDR ~	1,806	23,089
Rosneft Oil Co PJSC GDR ~	26,674	165,282
Rostelecom PJSC ADR	5,299	37,180
RusHydro PJSC ADR	35,932	37,534
Sberbank of Russia PJSC ADR (SEAQ)	56,833	812,968
Severstal PJSC GDR ~	5,560	80,970
Tatneft PJSC ADR	4,805	302,085
VTB Bank PJSC GDR ~	100,196	152,598
X5 Retail Group NV GDR ~	2,307	60,929

		3,307,079

	Shares	Value

South Africa - 7.8%

Anglo American Platinum Ltd	4,275	$111,498
AngloGold Ashanti Ltd	13,629	111,735
AngloGold Ashanti Ltd ADR	35,545	291,824
Aspen Pharmacare Holdings Ltd	19,374	363,764
Assore Ltd	1,748	37,280
AVI Ltd	3,276	25,840
Barclays Africa Group Ltd	59,260	688,109
Bid Corp Ltd	25,090	502,403
Capitec Bank Holdings Ltd	2,458	154,858
Clicks Group Ltd	17,019	243,004
Discovery Ltd	24,474	262,669
Distell Group Holdings Ltd *	2,585	26,100
Exxaro Resources Ltd	18,185	166,030
FirstRand Ltd	168,568	783,065
Gold Fields Ltd	1,019	3,606
Gold Fields Ltd ADR	101,837	363,558
Imperial Holdings Ltd	17,432	248,649
Investec Ltd	21,373	149,669
Kumba Iron Ore Ltd	5,245	112,260
Liberty Holdings Ltd	7,269	61,639
Life Healthcare Group Holdings Ltd	114,124	206,991
Mr Price Group Ltd	16,148	265,012
MTN Group Ltd	133,457	1,049,755
Naspers Ltd ‘N’	12,870	3,245,091
Nedbank Group Ltd	22,216	403,493
Netcare Ltd	49,383	99,011
Pick n Pay Stores Ltd	3,095	16,872
PSG Group Ltd	8,242	129,649
Sanlam Ltd	127,813	649,372
Sappi Ltd	65,722	437,293
Sasol Ltd	7,829	284,716
Sasol Ltd ADR	20,533	750,276
Shoprite Holdings Ltd	29,098	466,403
Sibanye Gold Ltd *	127,353	76,303
Standard Bank Group Ltd	70,606	985,814
Steinhoff International Holdings NV *	111,485	10,484
The Bidvest Group Ltd	29,592	423,756
The Foschini Group Ltd	15,121	191,422
The SPAR Group Ltd	4,825	65,220
Tiger Brands Ltd	11,688	282,286
Truworths International Ltd	25,543	142,814
Vodacom Group Ltd	26,089	233,532
Woolworths Holdings Ltd	92,826	374,278

		15,497,403

South Korea - 17.1%

Amorepacific Corp	1,058	306,264
AMOREPACIFIC Group	852	94,445
BGF Co Ltd	713	6,902
BGF Retail Co Ltd	381	66,662
BNK Financial Group Inc	15,683	131,409
Celltrion Inc *	2,657	721,867
Celltrion Pharm Inc *	287	23,279
Cheil Worldwide Inc	2,070	38,336
CJ CGV Co Ltd	878	52,903
CJ CheilJedang Corp	741	234,593
CJ Corp	1,580	201,316
CJ E&M Corp	784	80,720
CJ Logistics Corp *	439	66,206
CJ O Shopping Co Ltd	47	11,783
Com2uSCorp	437	65,891
Cosmax Inc	178	25,948
Coway Co Ltd	2,919	226,815
Daelim Industrial Co Ltd	1,548	106,341
Daewoo Engineering & Construction Co Ltd *	7,594	40,021
Daewoo Shipbuilding & Marine Engineering Co Ltd *	3,048	73,694

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-91

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
DB Insurance Co Ltd	5,791	$306,680
DGB Financial Group Inc	9,570	88,016
Dongsuh Cos Inc	582	13,675
Doosan Bobcat Inc *	1,596	45,829
Doosan Corp	646	60,325
Doosan Heavy Industries & Construction Co Ltd *	5,032	70,712
Doosan Infracore Co Ltd *	13,539	117,272
Douzone Bizon Co Ltd	806	44,792
E-MART Inc	855	195,114
Fila Korea Ltd	1,730	52,052
Grand Korea Leisure Co Ltd	1,775	41,448
Green Cross Corp	147	27,246
Green Cross Holdings Corp	776	23,184
GS Engineering & Construction Corp	3,564	147,313
GS Holdings Corp	5,712	278,671
GS Retail Co Ltd	1,455	57,417
Hana Financial Group Inc	18,501	710,452
Hanall Biopharma Co Ltd *	656	14,664
Hankook Tire Co Ltd	4,363	164,854
Hanmi Pharm Co Ltd	150	56,613
Hanmi Science Co Ltd	348	20,170
Hanon Systems	10,301	97,986
Hanssem Co Ltd	584	54,960
Hanwha Aerospace Co Ltd *	1,809	37,974
Hanwha Chemical Corp	8,892	174,285
Hanwha Corp	5,704	161,375
Hanwha Life Insurance Co Ltd	33,953	161,383
HDC Holdings Co Ltd	1,568	40,232
HDC Hyundai Development Co-Engineering & Construction *	2,190	105,914
Hite Jinro Co Ltd	1,761	31,053
HLB Inc *	687	60,022
Hotel Shilla Co Ltd	1,184	131,146
Hugel Inc *	76	32,867
Hyosung Corp ±	1,707	205,238
Hyundai Construction Equipment Co Ltd *	300	38,009
Hyundai Department Store Co Ltd	1,057	109,574
Hyundai Electric & Energy System Co Ltd *	186	11,715
Hyundai Elevator Co Ltd	212	17,107
Hyundai Engineering & Construction Co Ltd	5,762	297,700
Hyundai Glovis Co Ltd	1,225	126,924
Hyundai Greenfood Co Ltd	2,987	38,134
Hyundai Heavy Industries Co Ltd *	1,892	173,023
Hyundai Heavy Industries Holdings Co Ltd *	705	223,483
Hyundai Home Shopping Network Corp	203	20,484
Hyundai Marine & Fire Insurance Co Ltd	6,530	197,734
Hyundai Merchant Marine Co Ltd *	4,528	20,460
Hyundai Mipo Dockyard Co Ltd *	473	36,367
Hyundai Mobis Co Ltd	1,774	337,416
Hyundai Motor Co	5,020	564,217
Hyundai Rotem Co Ltd *	1,349	33,952
Hyundai Steel Co	5,676	267,755
Hyundai Wia Corp	952	34,790
Iljin Materials Co Ltd	622	23,597
Industrial Bank of Korea	14,229	196,243
Innocean Worldwide Inc	368	19,614
IS Dongseo Co Ltd	220	5,484
Kakao Corp	949	97,457
Kakao M Corp	353	28,491
Kangwon Land Inc	4,301	100,928
KB Financial Group Inc	11,709	551,163
KCC Corp	365	107,431
KEPCO Plant Service & Engineering Co Ltd	572	18,296
Kia Motors Corp	14,697	406,071
KIWOOM Securities Co Ltd	549	53,404
Kolon Industries Inc	1,306	79,202
Komipharm International Co Ltd *	1,116	27,332
Korea Aerospace Industries Ltd *	2,070	76,333
Korea Electric Power Corp	9,362	268,524

	Shares	Value
Korea Gas Corp *	1,256	$72,196
Korea Investment Holdings Co Ltd	2,920	220,167
Korea Kolmar Co Ltd	317	24,030
Korea Petrochemical Ind Co Ltd	229	51,419
Korea Zinc Co Ltd	369	127,809
Korean Air Lines Co Ltd	5,205	131,871
KT Corp ADR	3,094	41,088
KT&G Corp	4,397	422,485
Kumho Petrochemical Co Ltd	1,099	114,820
LG Chem Ltd	1,868	559,108
LG Corp	4,655	300,944
LG Display Co Ltd	25,743	422,326
LG Display Co Ltd ADR	2,409	19,850
LG Electronics Inc	8,097	602,864
LG Household & Health Care Ltd	463	580,172
LG Innotek Co Ltd	1,021	132,407
LG Uplus Corp	18,283	229,636
Lotte Chemical Corp	1,215	378,753
Lotte Chilsung Beverage Co Ltd	9	12,401
Lotte Confectionery Co Ltd	34	5,522
LOTTE Fine Chemical Co Ltd	901	52,512
LOTTE Himart Co Ltd	402	28,447
Lotte Shopping Co Ltd	684	128,971
LS Corp	1,178	79,313
LS Industrial Systems Co Ltd	905	57,301
Macquarie Korea Infrastructure Fund	16,594	133,407
Mando Corp	2,945	101,538
Medy-Tox Inc	248	170,499
Meritz Financial Group Inc	3,570	42,917
Meritz Fire & Marine Insurance Co Ltd	4,947	85,191
Meritz Securities Co Ltd	26,857	85,441
Mirae Asset Daewoo Co Ltd	16,169	123,556
NAVER Corp	1,230	841,695
NCSoft Corp	604	201,002
Netmarble Corp ~	286	39,128
NH Investment & Securities Co Ltd	9,719	130,200
NongShim Co Ltd	164	47,835
OCI Co Ltd	1,235	114,259
Orion Corp	307	40,989
Orion Holdings Corp	3,172	78,294
Ottogi Corp	28	21,596
Pan Ocean Co Ltd *	14,350	62,783
Paradise Co Ltd	1,302	21,069
POSCO	1,596	470,915
POSCO ADR	5,330	395,060
POSCO Chemtech Co Ltd	551	21,712
Posco Daewoo Corp	3,281	63,006
S-1 Corp	975	84,684
S-Oil Corp	1,569	154,079
Samsung C&T Corp	1,655	173,048
Samsung Card Co Ltd	1,584	54,459
Samsung Electro-Mechanics Co Ltd	2,166	288,379
Samsung Electronics Co Ltd	197,856	8,288,102
Samsung Engineering Co Ltd *	4,146	58,173
Samsung Fire & Marine Insurance Co Ltd	1,617	383,133
Samsung Heavy Industries Co Ltd *	26,937	172,492
Samsung Life Insurance Co Ltd	1,876	165,608
Samsung SDI Co Ltd	2,309	442,885
Samsung SDS Co Ltd	852	152,981
Samsung Securities Co Ltd	3,685	115,022
SFA Engineering Corp	658	19,339
Shinhan Financial Group Co Ltd	14,669	567,956
Shinhan Financial Group Co Ltd ADR	253	9,735
Shinsegae Inc	495	178,026
SK Discovery Co Ltd	2,078	68,729
SK Holdings Co Ltd *	1,578	366,403
SK Hynix Inc	25,922	1,989,752
SK Innovation Co Ltd	2,505	453,726
SK Materials Co Ltd	252	40,480
SK Networks Co Ltd	8,423	34,018

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-92

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
SK Telecom Co Ltd	561	$117,254
SK Telecom Co Ltd ADR	2,053	47,876
SKC Co Ltd	1,169	45,225
Ssangyong Cement Industrial Co Ltd	973	24,794
Woori Bank	30,642	446,933
Young Poong Corp	31	22,298
Youngone Corp	665	19,992
Yuhan Corp	265	51,704
Yungjin Pharmaceutical Co Ltd *	2,468	16,445

		34,156,977

Taiwan - 15.7%

Accton Technology Corp	23,000	66,320
Acer Inc *	198,789	162,108
Advantech Co Ltd	15,939	104,957
Airtac International Group *	5,484	77,841
ASE Technology Holding Co Ltd	196,449	461,346
ASE Technology Holding Co Ltd ADR	4,426	20,360
Asia Cement Corp	133,784	146,859
Asia Pacific Telecom Co Ltd *	143,000	37,501
Asustek Computer Inc	38,667	352,860
AU Optronics Corp	992,000	420,287
AU Optronics Corp ADR	8,622	36,471
Casetek Holdings Ltd	9,500	23,075
Catcher Technology Co Ltd	48,000	535,934
Cathay Financial Holding Co Ltd	263,600	464,306
Chailease Holding Co Ltd	80,360	262,801
Chang Hwa Commercial Bank Ltd	289,966	168,125
Cheng Shin Rubber Industry Co Ltd	120,178	180,761
Chicony Electronics Co Ltd	40,756	91,756
Chilisin Electronics Corp	4,000	23,375
China Airlines Ltd *	316,436	98,688
China Development Financial Holding Corp	759,834	277,378
China Life Insurance Co Ltd	152,991	160,885
China Motor Corp	22,000	20,439
China Steel Chemical Corp *	4,000	19,525
China Steel Corp	533,007	414,048
Chipbond Technology Corp	37,000	76,556
Chroma ATE Inc	12,000	64,429
Chunghwa Telecom Co Ltd	81,000	291,910
Chunghwa Telecom Co Ltd ADR	6,113	219,579
Compal Electronics Inc *	358,092	225,303
Compeq Manufacturing Co Ltd	87,000	92,167
CTBC Financial Holding Co Ltd	675,094	485,067
CTCI Corp	14,000	22,395
Cub Elecparts Inc	2,000	25,559
Delta Electronics Inc	73,150	262,195
E Ink Holdings Inc	40,000	44,395
E.Sun Financial Holding Co Ltd	529,690	368,806
Eclat Textile Co Ltd	8,663	102,889
Epistar Corp *	74,000	92,390
Eternal Materials Co Ltd	34,020	31,058
Eva Airways Corp	251,546	121,589
Evergreen Marine Corp Taiwan Ltd *	152,517	64,932
Far Eastern New Century Corp	283,965	268,880
Far EasTone Telecommunications Co Ltd *	99,000	255,733
Feng TAY Enterprise Co Ltd	19,396	97,223
First Financial Holding Co Ltd	442,225	298,575
Formosa Chemicals & Fibre Corp	106,446	423,581
Formosa Petrochemical Corp	50,000	200,594
Formosa Plastics Corp	112,292	413,829
Formosa Taffeta Co Ltd	47,000	51,365
Foxconn Technology Co Ltd	56,144	137,283
Fubon Financial Holding Co Ltd	293,343	490,797
General Interface Solution Holding Ltd	13,000	84,136
Genius Electronic Optical Co Ltd *	2,000	31,271
Giant Manufacturing Co Ltd	17,000	71,818
Gigabyte Technology Co Ltd	29,000	63,993
Globalwafers Co Ltd	7,000	115,892
Gourmet Master Co Ltd	3,643	35,196

	Shares	Value
Highwealth Construction Corp *	43,700	$64,792
Hiwin Technologies Corp	9,975	117,515
Hon Hai Precision Industry Co Ltd	526,321	1,434,260
Hota Industrial Manufacturing Co Ltd	5,510	26,560
Hotai Motor Co Ltd	15,000	132,030
HTC Corp *	44,572	83,071
Hua Nan Financial Holdings Co Ltd	348,696	202,841
Innolux Corp	965,390	346,316
Inventec Corp	169,000	132,533
King Slide Works Co Ltd	2,000	28,228
King Yuan Electronics Co Ltd *	44,000	40,002
King’s Town Bank Co Ltd	57,000	61,108
Largan Precision Co Ltd	5,000	734,537
LCY Chemical Corp	24,000	37,075
Lite-On Technology Corp *	156,855	189,528
Long Chen Paper Co Ltd	39,000	33,216
Macronix International *	125,000	177,262
MediaTek Inc *	42,020	412,472
Mega Financial Holding Co Ltd	526,725	464,412
Merida Industry Co Ltd	4,400	21,987
Merry Electronics Co Ltd	3,000	13,030
Micro-Star International Co Ltd	32,000	98,505
Nan Ya Plastics Corp	163,394	466,679
Nanya Technology Corp	46,162	125,305
Nien Made Enterprise Co Ltd	8,000	68,171
Novatek Microelectronics Corp	32,000	144,008
Parade Technologies Ltd	2,000	33,453
Pegatron Corp	168,090	345,138
Phison Electronics Corp	12,000	94,654
Pou Chen Corp	231,000	268,024
Powertech Technology Inc	88,300	255,944
Poya International Co Ltd	4,080	43,917
President Chain Store Corp	32,000	362,605
Qisda Corp	106,000	74,694
Quanta Computer Inc	140,000	245,325
Radiant Opto-Electronics Corp	14,669	29,305
Realtek Semiconductor Corp *	24,300	88,294
Ruentex Development Co Ltd *	55,214	63,709
Ruentex Industries Ltd *	65,236	132,912
Shin Kong Financial Holding Co Ltd	555,591	213,709
Simplo Technology Co Ltd	2,000	11,724
Sino-American Silicon Products Inc *	34,000	136,534
SinoPac Financial Holdings Co Ltd	676,119	243,680
St Shine Optical Co Ltd	2,000	45,663
Standard Foods Corp	21,884	44,263
Synnex Technology International Corp	74,850	112,867
Taichung Commercial Bank Co Ltd	36,200	12,400
TaiMed Biologics Inc *	4,000	40,840
Taishin Financial Holding Co Ltd	628,169	296,441
Taiwan Business Bank	215,767	66,519
Taiwan Cement Corp	293,693	407,508
Taiwan Cooperative Financial Holding Co Ltd	409,594	239,652
Taiwan Fertilizer Co Ltd *	50,000	68,592
Taiwan Glass Industry Corp *	87,123	49,084
Taiwan High Speed Rail Corp	55,000	43,085
Taiwan Mobile Co Ltd *	70,400	255,050
Taiwan Secom Co Ltd	12,000	35,259
Taiwan Semiconductor Manufacturing Co Ltd	1,031,779	7,326,739
Taiwan Semiconductor Manufacturing Co Ltd ADR	9,186	335,840
Tatung Co Ltd *	132,000	117,043
TCI Co Ltd	2,000	30,820
Teco Electric & Machinery Co Ltd	129,000	96,811
Tripod Technology Corp	31,000	85,133
TSRC Corp	9,450	10,159
Uni-President Enterprises Corp	240,994	610,877
United Microelectronics Corp	1,141,000	643,692
Vanguard International Semiconductor Corp	70,000	159,910
Voltronic Power Technology Corp *	2,000	34,150

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-93

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Walsin Lihwa Corp	196,000	$132,858
Walsin Technology Corp	7,000	95,560
Wan Hai Lines Ltd	46,000	25,474
Win Semiconductors Corp	21,202	151,820
Winbond Electronics Corp	230,178	146,623
Wistron Corp	221,333	164,128
WPG Holdings Ltd *	103,000	145,835
Yageo Corp *	7,900	290,350
Yuanta Financial Holding Co Ltd	568,169	258,743
Zhen Ding Technology Holding Ltd	49,000	108,173

		31,246,416

Thailand - 3.0%

Advanced Info Service PCL	51,900	289,652
Airports of Thailand PCL	186,800	355,113
Bangchak Corp PCL	49,300	47,579
Bangkok Bank PCL NVDR	8,200	48,417
Bangkok Dusit Medical Services PCL ‘F’	181,800	137,015
Bangkok Expressway & Metro PCL	456,200	102,547
Bangkok Life Assurance PCL	18,480	17,128
Bangkok Life Assurance PCL NVDR	12,100	11,215
Banpu PCL	148,750	87,494
Banpu Power PCL	27,800	19,377
Beauty Community PCL	60,900	22,394
Berli Jucker PCL	48,400	73,740
BTS Group Holdings PCL	172,400	45,793
Bumrungrad Hospital PCL	15,500	77,929
Central Pattana PCL	48,200	101,460
Central Plaza Hotel PCL	49,000	63,525
Charoen Pokphand Foods PCL	226,500	165,448
CP ALL PCL	204,700	449,500
Delta Electronics Thailand PCL	20,600	36,363
Electricity Generating PCL	8,100	54,698
Energy Absolute PCL	62,000	61,203
Esso Thailand PCL	77,600	27,156
Global Power Synergy PCL	34,000	71,020
Glow Energy PCL	29,600	84,655
Home Product Center PCL	243,359	98,550
Indorama Ventures PCL	60,900	100,558
Intouch Holdings PCL ‘F’	21,900	35,176
Intouch Holdings PCL NVDR	19,600	31,482
IRPC PCL	496,200	86,782
Jasmine International PCL	87,900	11,453
Kasikornbank PCL	33,600	202,509
Kasikornbank PCL NVDR	17,900	104,729
Kiatnakin Bank PCL	25,700	52,551
Krung Thai Bank PCL	213,675	107,635
Krungthai Card PCL	3,400	36,088
Land & Houses PCL	63,480	21,652
Land & Houses PCL NVDR	112,300	38,303
Minor International PCL	68,680	67,355
MK Restaurants Group PCL	9,400	20,863
Muangthai Capital PCL	33,900	33,783
Pruksa Holding PCL	44,600	25,599
PTT Exploration & Production PCL	65,241	276,178
PTT Global Chemical PCL	141,900	308,385
PTT PCL	555,000	802,403
Ratchaburi Electricity Generating Holding PCL	27,000	41,767
Robinson PCL	20,900	35,351
Siam City Cement PCL	4,648	28,189
Siam Global House PCL	45,625	22,813
Srisawad Corp PCL	23,644	21,048
Star Petroleum Refining PCL	165,700	64,972
Thai Oil PCL	71,900	168,553
Thai Union Group PCL ‘F’	90,800	43,310
Thanachart Capital PCL	50,100	70,698
The Siam Cement PCL	15,300	190,171
The Siam Commercial Bank PCL	43,000	153,522
Tisco Financial Group PCL	10,200	25,837

	Shares	Value
TMB Bank PCL	932,100	$64,772
Total Access Communication PCL	70,100	77,632
TPI Polene Power PCL A	67,000	11,124
True Corp PCL	722,832	115,470
WHA Corp PCL	195,000	21,502

		6,069,186

Turkey - 1.0%

Akbank Turk AS	100,792	164,734
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,124	41,757
Arcelik AS	8,479	28,137
Aselsan Elektronik Sanayi Ve Ticaret AS	5,724	28,778
BIM Birlesik Magazalar AS	11,189	163,405
Coca-Cola Icecek AS	5,966	43,902
Enka Insaat ve Sanayi AS	22,994	23,360
Eregli Demir ve Celik Fabrikalari TAS	69,162	153,388
Ford Otomotiv Sanayi AS	3,164	42,106
KOC Holding AS	25,721	79,475
Petkim Petrokimya Holding AS	40,528	42,688
TAV Havalimanlari Holding AS	12,618	61,759
Tofas Turk Otomobil Fabrikasi AS	6,770	35,430
Tupras Turkiye Petrol Rafinerileri AS	6,698	157,888
Turk Hava Yollari AO *	50,366	148,541
Turk Telekomunikasyon AS *	33,335	36,239
Turkcell Iletisim Hizmetleri AS	49,902	132,290
Turkcell Iletisim Hizmetleri AS ADR	4,700	30,738
Turkiye Garanti Bankasi AS	89,804	163,816
Turkiye Halk Bankasi AS	44,303	71,482
Turkiye Is Bankasi AS ‘C’	108,736	134,908
Turkiye Sise ve Cam Fabrikalari AS	50,840	46,802
Turkiye Vakiflar Bankasi TAO ‘D’	61,569	65,691
Ulker Biskuvi Sanayi AS *	4,217	16,514
Yapi ve Kredi Bankasi AS *	119,727	64,434

		1,978,262

United Kingdom - 0.1%

Mondi Ltd	9,875	267,479

Total Common Stocks (Cost $170,385,548)		192,812,833

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $1,962,695; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $2,001,925)	$1,962,638	1,962,638

Total Short-Term Investment (Cost $1,962,638)		1,962,638

TOTAL INVESTMENTS - 100.0% (Cost $176,942,361)		199,452,861

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(23,972)

NET ASSETS - 100.0%		$199,428,889

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-94

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	23.8%
Technology	14.7%
Communications	13.1%
Consumer, Non-Cyclical	10.3%
Consumer, Cyclical	9.3%
Industrial	8.7%
Basic Materials	8.4%
Energy	7.1%
Others (each less than 3.0%)	4.6%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	As of June 30, 2018, the Fund’s composition by country of risk as a percentage of net assets was as follows:

South Korea	17.1%
China	16.6%
Taiwan	15.7%
India	12.9%
South Africa	7.8%
Brazil	6.6%
Mexico	4.0%
Malaysia	3.1%
Thailand	3.0%
Others (each less than 3.0%)	13.2%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(c)

Investments with a total aggregate value of $631 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-95

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$4,675,218	$4,675,218	$-	$-
	Convertible Preferred Stocks	2,172	2,172	-	-
	Common Stocks
	Brazil	9,123,120	9,123,120	-	-
	Chile	2,592,608	2,592,608	-	-
	China	33,200,923	7,614,317	25,585,975	631
	Colombia	907,985	907,985	-	-
	Czech Republic	405,875	29,111	376,764	-
	Egypt	216,187	216,187	-	-
	Greece	343,092	3,636	339,456	-
	Hong Kong	1,145,397	81,600	1,063,797	-
	Hungary	850,566	-	850,566	-
	India	25,773,515	364,614	25,408,901	-
	Indonesia	5,298,936	357,626	4,941,310	-
	Malaysia	6,181,950	474,465	5,707,485	-
	Mexico	7,934,654	7,934,654	-	-
	Peru	619,001	619,001	-	-
	Philippines	2,571,733	495,027	2,076,706	-
	Poland	3,051,999	195,287	2,856,712	-
	Romania	72,490	72,490	-	-
	Russia	3,307,079	184,331	3,122,748	-
	South Africa	15,497,403	3,289,040	12,208,363	-
	South Korea	34,156,977	1,195,359	32,756,380	205,238
	Taiwan	31,246,416	1,073,596	30,172,820	-
	Thailand	6,069,186	1,106,936	4,962,250	-
	Turkey	1,978,262	30,738	1,947,524	-
	United Kingdom	267,479	-	267,479	-

	Total Common Stocks	192,812,833	37,961,728	154,645,236	205,869

	Short-Term Investment	1,962,638	-	1,962,638	-

	Total	$199,452,861	$42,639,118	$156,607,874	$205,869

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To

$28,205,647	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
13,874,614	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price
205,271	2	3	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Last traded price
68,729	3	2	Last traded price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-96

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Italy - 0.0%

Intesa Sanpaolo SPA Exp 07/17/18 *	380,536	$-

Spain - 0.0%

ACS Actividades de Construccion y Servicios SA Exp 07/11/18 *	9,207	9,483
Repsol SA Exp 07/06/18 *	64,514	36,623

		46,106

Total Rights (Cost $46,361)		46,106

PREFERRED STOCKS - 0.6%

Germany - 0.6%

Bayerische Motoren Werke AG	2,080	165,460
FUCHS PETROLUB SE	2,656	130,692
Henkel AG & Co KGaA	4,954	632,124
Porsche Automobil Holding SE	7,390	469,231
Sartorius AG	1,767	263,055
Schaeffler AG	10,516	136,489
Volkswagen AG	8,581	1,417,669

		3,214,720

Total Preferred Stocks (Cost $3,737,975)		3,214,720

COMMON STOCKS - 98.4%

Australia - 6.7%

Adelaide Brighton Ltd	15,822	81,267
AGL Energy Ltd	19,378	322,426
Alumina Ltd	73,693	152,499
Amcor Ltd	34,427	366,809
AMP Ltd	209,737	551,651
Ansell Ltd	2,846	57,179
APA Group >>	29,912	217,921
Aristocrat Leisure Ltd	21,570	492,602
ASX Ltd	3,271	155,921
Atlas Arteria Ltd >>	13,764	65,496
Aurizon Holdings Ltd	106,846	341,687
AusNet Services	91,640	108,841
Australia & New Zealand Banking Group Ltd	82,178	1,719,950
Bank of Queensland Ltd	17,992	135,468
Bendigo & Adelaide Bank Ltd	24,485	196,153
BHP Billiton Ltd	92,267	2,308,707
BHP Billiton Ltd ADR	16,788	839,568
BHP Billiton PLC	22,625	507,760
BHP Billiton PLC ADR	25,431	1,143,123
BlueScope Steel Ltd	39,612	505,551
Boral Ltd	61,816	298,232
Brambles Ltd	61,210	401,860
Caltex Australia Ltd	18,035	434,026
Challenger Ltd	17,887	156,534
CIMIC Group Ltd	4,087	127,761
Coca-Cola Amatil Ltd	27,130	184,529
Cochlear Ltd	2,285	338,298
Commonwealth Bank of Australia	53,438	2,882,049
Computershare Ltd	17,558	239,183
Crown Resorts Ltd	12,942	129,133
CSL Ltd	16,932	2,410,152
Domino’s Pizza Enterprises Ltd	2,350	90,758
Downer EDI Ltd	26,531	132,826
Evolution Mining Ltd	69,341	181,371
Flight Centre Travel Group Ltd	2,275	107,093
Fortescue Metals Group Ltd	144,374	468,778
Harvey Norman Holdings Ltd	31,468	77,308

	Shares	Value
Healthscope Ltd	65,409	$106,728
Iluka Resources Ltd	8,584	70,902
Incitec Pivot Ltd	91,055	244,299
Insurance Australia Group Ltd	81,088	511,560
LendLease Group >>	20,310	297,371
Macquarie Group Ltd	11,265	1,026,649
Magellan Financial Group Ltd	2,423	41,701
Medibank Pvt Ltd	110,202	237,952
National Australia Bank Ltd	89,302	1,813,242
Newcrest Mining Ltd	29,021	471,218
Northern Star Resources Ltd	26,042	140,984
Oil Search Ltd	46,768	307,263
Orica Ltd	20,182	264,958
Origin Energy Ltd *	85,668	635,412
Orora Ltd	51,116	135,008
Qantas Airways Ltd	41,954	191,042
QBE Insurance Group Ltd	66,257	477,001
Qube Holdings Ltd	17,594	31,334
Ramsay Health Care Ltd	5,567	222,308
REA Group Ltd	2,211	148,382
Reece Ltd	5,654	52,931
Rio Tinto Ltd	14,119	872,346
Rio Tinto PLC	309	17,032
Rio Tinto PLC ADR	41,315	2,292,156
Santos Ltd *	91,332	423,017
SEEK Ltd	15,506	249,881
Seven Group Holdings Ltd	3,529	49,672
Sonic Healthcare Ltd	12,327	223,613
South32 Ltd	65,473	174,834
South32 Ltd ADR	15,908	211,815
Spark Infrastructure Group >>	56,692	95,640
Suncorp Group Ltd	36,515	393,796
Sydney Airport >>	23,355	123,640
Tabcorp Holdings Ltd	93,001	306,587
Telstra Corp Ltd	155,633	301,016
The Star Entertainment Group Ltd	42,438	154,580
TPG Telecom Ltd	28,229	107,906
Transurban Group >>	64,646	572,460
Treasury Wine Estates Ltd	14,275	183,406
Wesfarmers Ltd	38,910	1,419,681
Westpac Banking Corp	93,298	2,026,150
Westpac Banking Corp ADR	11,778	255,347
Whitehaven Coal Ltd	61,015	260,456
Woodside Petroleum Ltd	30,024	786,824
Woolworths Group Ltd	45,376	1,024,758
WorleyParsons Ltd	6,169	79,684

		38,965,012

Austria - 0.3%

ams AG *	1,258	93,293
ANDRITZ AG	2,698	142,998
Erste Group Bank AG *	11,793	491,649
OMV AG	5,336	301,792
Raiffeisen Bank International AG	11,201	343,191
Verbund AG	1,349	43,532
voestalpine AG	8,926	410,445

		1,826,900

Belgium - 1.0%

Ageas	8,843	445,184
Anheuser-Busch InBev SA/NV	23,446	2,364,878
Anheuser-Busch InBev SA/NV ADR	5,490	553,173
Colruyt SA	3,153	179,943
KBC Group NV	7,457	572,698
Proximus SADP	8,317	187,067
Solvay SA	6,451	812,429
Telenet Group Holding NV *	2,064	96,092
UCB SA	4,679	366,788
Umicore SA	8,453	482,560

		6,060,812

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-97

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Bermuda - 0.0%

Golar LNG Ltd (NOTC)	834	$24,570

Brazil - 0.0%

Yamana Gold Inc	38,177	111,222

Cambodia - 0.0%

NagaCorp Ltd	186,000	168,692

Canada - 8.8%

Agnico Eagle Mines Ltd (NYSE)	2,876	131,807
Agnico Eagle Mines Ltd (TSE)	2,500	114,612
Air Canada *	4,600	74,354
Algonquin Power & Utilities Corp	16,894	163,202
Alimentation Couche-Tard Inc ‘B’	16,150	701,576
AltaGas Ltd	6,679	137,934
ARC Resources Ltd	19,051	196,792
Atco Ltd ‘I’	3,796	117,173
Aurora Cannabis Inc *	7,800	55,178
B2Gold Corp *	26,200	67,959
Bank of Montreal (NYSE)	19,382	1,497,453
Bank of Montreal (TSE)	7,130	551,136
Barrick Gold Corp (NYSE)	2,090	27,442
Barrick Gold Corp (TSE)	101,488	1,333,205
BCE Inc (TSE)	5,405	218,889
BlackBerry Ltd (NASDAQ) *	8,179	78,927
BlackBerry Ltd (TSE) *	2,125	20,496
Bombardier Inc ‘B’ *	82,400	325,927
Brookfield Asset Management Inc ‘A’	25,213	1,022,789
CAE Inc (NYSE)	2,538	52,714
CAE Inc (TSE)	10,100	209,813
Cameco Corp (NYSE)	11,761	132,311
Cameco Corp (TSE)	9,948	111,916
Canadian Imperial Bank of Commerce (NYSE)	6,781	589,405
Canadian Imperial Bank of Commerce (TSE)	7,812	679,558
Canadian National Railway Co (NYSE)	17,455	1,426,946
Canadian National Railway Co (TSE)	10,212	835,277
Canadian Natural Resources Ltd (NYSE)	15,818	570,555
Canadian Natural Resources Ltd (TSE)	21,511	776,402
Canadian Pacific Railway Ltd (NYSE)	3,515	643,315
Canadian Pacific Railway Ltd (TSE)	1,900	348,190
Canadian Tire Corp Ltd ‘A’	3,325	434,009
Canadian Utilities Ltd ‘A’	3,732	94,247
Canfor Corp *	3,700	89,049
Canopy Growth Corp *	3,200	93,518
CCL Industries Inc ‘B’	6,000	294,147
Cenovus Energy Inc (NYSE)	33,093	343,505
Cenovus Energy Inc (TSE)	17,800	184,817
CGI Group Inc ‘A’ (NYSE) *	5,902	373,715
CGI Group Inc ‘A’ (TSE) *	3,600	228,134
CI Financial Corp	12,400	222,882
Cogeco Communications Inc	1,100	54,487
Constellation Software Inc	800	620,424
Crescent Point Energy Corp (NYSE)	14,090	103,561
Crescent Point Energy Corp (TSE)	15,309	112,490
Dollarama Inc	10,569	409,688
Emera Inc	1,500	48,834
Empire Co Ltd ‘A’	8,524	171,109
Enbridge Inc (NYSE)	29,719	1,060,671
Enbridge Inc (TSE)	14,947	534,370
Enbridge Income Fund Holdings Inc	6,800	166,761
Encana Corp (NYSE)	21,092	275,251
Encana Corp (TSE)	33,280	434,654
Enerplus Corp (TSE)	15,199	191,686
Fairfax Financial Holdings Ltd	1,397	782,805
Finning International Inc	5,856	144,546
First Capital Realty Inc	6,600	103,720
Fortis Inc	12,493	399,312

	Shares	Value
Franco-Nevada Corp (NYSE)	1,980	$144,580
Franco-Nevada Corp (TSE)	350	25,545
Genworth MI Canada Inc	2,500	81,352
George Weston Ltd	3,600	293,718
Gildan Activewear Inc (NYSE)	4,281	120,553
Gildan Activewear Inc (TSE)	2,800	78,868
Goldcorp Inc (NYSE)	20,872	286,155
Goldcorp Inc (TSE)	19,730	270,891
Great-West Lifeco Inc	8,000	196,676
Husky Energy Inc	21,819	340,069
Hydro One Ltd ~	9,800	149,387
IGM Financial Inc	4,900	142,045
Imperial Oil Ltd (ASE)	5,308	176,491
Imperial Oil Ltd (TSE)	3,750	124,653
Industrial Alliance Insurance & Financial Services Inc	5,876	226,834
Intact Financial Corp	3,750	265,993
Inter Pipeline Ltd	18,627	349,119
Keyera Corp	6,200	172,514
Kinder Morgan Canada Ltd ~	1,600	19,351
Kinross Gold Corp *	119,459	449,794
Kirkland Lake Gold Ltd	6,400	135,531
Linamar Corp	3,222	141,683
Loblaw Cos Ltd	8,563	440,314
Magna International Inc (NYSE)	9,069	527,181
Magna International Inc (TSE)	6,400	372,224
Manulife Financial Corp (NYSE)	31,351	563,377
Manulife Financial Corp (TSE)	24,104	433,071
Maple Leaf Foods Inc	2,533	64,045
Methanex Corp (NASDAQ)	1,604	113,403
Methanex Corp (TSE)	1,400	98,995
Metro Inc	9,700	329,740
National Bank of Canada	23,837	1,144,481
NFI Group Inc	1,200	44,763
Northland Power Inc	5,500	102,624
Nutrien Ltd (NYSE)	12,531	681,436
Nutrien Ltd (TSE)	5,465	297,309
Onex Corp	3,400	249,546
Open Text Corp (NASDAQ)	6,758	237,814
Open Text Corp (TSE)	2,400	84,470
Pan American Silver Corp	2,796	50,048
Parkland Fuel Corp	7,700	189,183
Pembina Pipeline Corp (NYSE)	7,602	263,029
Pembina Pipeline Corp (TSE)	6,453	223,485
PrairieSky Royalty Ltd	4,869	96,110
Premium Brands Holdings Corp	1,000	86,167
Quebecor Inc ‘B’	8,400	172,006
Restaurant Brands International Inc (TSE)	8,688	524,062
Ritchie Bros Auctioneers Inc (NYSE)	1,008	34,393
Ritchie Bros Auctioneers Inc (TSE)	804	27,423
Rogers Communications Inc ‘B’ (NYSE)	8,089	383,904
Rogers Communications Inc ‘B’ (TSE)	5,500	261,225
Royal Bank of Canada (NYSE)	27,715	2,086,939
Royal Bank of Canada (TSE)	21,654	1,630,494
Saputo Inc	8,700	288,864
Seven Generations Energy Ltd ‘A’ *	27,657	304,834
Shaw Communications Inc ‘B’ (NYSE)	10,956	222,955
Shaw Communications Inc ‘B’ (TSE)	8,335	169,788
Shopify Inc ‘A’ *	2,094	305,494
SNC-Lavalin Group Inc	5,327	235,261
Spin Master Corp * ~	1,300	57,640
Stantec Inc (NYSE)	4,283	109,859
Sun Life Financial Inc (NYSE)	7,492	300,729
Sun Life Financial Inc (TSE)	7,061	283,751
Suncor Energy Inc (NYSE)	33,807	1,375,269
Suncor Energy Inc (TSE)	23,599	960,367
Teck Resources Ltd ‘B’ (NYSE)	40,972	1,042,737
Teck Resources Ltd ‘B’ (TSE)	8,150	207,617
TELUS Corp	4,800	170,509
The Bank of Nova Scotia (NYSE)	17,664	1,010,734
The Bank of Nova Scotia (TSE)	18,313	1,036,945

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-98

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
The Stars Group Inc *	3,101	$112,468
The Toronto-Dominion Bank (NYSE)	29,589	1,712,020
The Toronto-Dominion Bank (TSE)	22,268	1,288,839
Thomson Reuters Corp (NYSE)	3,352	135,153
Thomson Reuters Corp (TSE)	5,700	230,012
TMX Group Ltd	2,200	144,218
Toromont Industries Ltd	2,863	123,828
Tourmaline Oil Corp	14,288	255,296
TransAlta Renewables Inc	1,100	10,409
TransCanada Corp (NYSE)	11,369	491,141
TransCanada Corp (TSE)	7,063	305,590
Vermilion Energy Inc (NYSE)	1,620	58,336
Vermilion Energy Inc (TSE)	1,433	51,678
West Fraser Timber Co Ltd	4,115	283,244
Wheaton Precious Metals Corp (NYSE)	5,413	119,411
Wheaton Precious Metals Corp (TSE)	5,710	126,044
Whitecap Resources Inc	14,900	100,984
Winpak Ltd	500	16,734
WSP Global Inc	3,048	160,486

		50,999,952

Chile - 0.1%

Antofagasta PLC	14,809	192,402
Lundin Mining Corp	62,400	346,970

		539,372

China - 0.1%

BOC Hong Kong Holdings Ltd	111,500	524,043

Colombia - 0.1%

Millicom International Cellular SA SDR	4,543	267,002

Denmark - 1.6%

Ambu AS ‘B’	2,136	71,854
AP Moller - Maersk AS ‘A’	111	131,176
AP Moller - Maersk AS ‘B’	139	171,957
Bakkafrost P/F	1,531	84,848
Carlsberg AS ‘B’	3,151	370,742
Chr Hansen Holding AS	3,093	284,744
Coloplast AS ‘B’	4,508	450,089
Danske Bank AS	20,946	652,549
DSV AS	7,918	637,413
Genmab AS *	1,884	289,887
H Lundbeck AS	3,975	278,594
ISS AS	7,937	271,858
Novo Nordisk AS ‘B’	48,370	2,234,237
Novo Nordisk AS ADR	19,216	886,242
Novozymes AS ‘B’	9,828	497,083
Orsted AS ~	5,289	319,567
Pandora AS	6,698	466,833
Rockwool International AS ‘B’	487	189,835
Tryg AS	6,401	149,901
Vestas Wind Systems AS	12,485	770,778
William Demant Holding AS *	6,094	244,565

		9,454,752

Finland - 1.1%

Elisa OYJ	7,302	337,333
Fortum OYJ	27,447	653,763
Kone OYJ ‘B’	13,385	680,567
Neste OYJ	6,672	522,010
Nokia OYJ (OMXH)	153,471	880,291
Nokia OYJ (XPAR)	20,544	118,161
Sampo OYJ ‘A’	16,371	797,279
Stora Enso OYJ ‘R’	33,257	647,911
UPM-Kymmene OYJ	33,682	1,199,251
Wartsila OYJ Abp	14,883	291,360

		6,127,926

	Shares	Value
France - 9.2%

Accor SA	5,235	$256,389
Aeroports de Paris	1,553	350,808
Air Liquide SA	14,896	1,867,142
Airbus SE	19,720	2,301,221
Alstom SA	7,588	348,126
Amundi SA ~	2,366	163,549
Arkema SA	5,947	701,747
Atos SE	5,155	700,961
AXA SA	52,733	1,288,466
BioMerieux	1,583	142,230
BNP Paribas SA	29,896	1,849,273
Bollore SA (XPAR)	33,213	154,239
Bouygues SA	15,281	656,594
Bureau Veritas SA	13,473	359,153
Capgemini SE	4,984	667,905
Carrefour SA	37,520	605,232
Cie de Saint-Gobain	23,993	1,068,767
Cie Generale des Etablissements Michelin	12,429	1,503,636
Cie Plastic Omnium SA	3,811	160,703
CNP Assurances	9,401	213,586
Credit Agricole SA	32,082	425,809
Danone SA	21,732	1,586,707
Dassault Aviation SA	72	136,905
Dassault Systemes SE	4,566	638,983
Edenred	10,103	319,120
Eiffage SA	6,532	709,659
Electricite de France SA	29,700	407,539
Engie SA	52,986	810,500
Essilor International Cie Generale d’Optique SA	9,151	1,290,256
Faurecia SA	4,791	340,575
Getlink	11,079	151,892
Hermes International	1,057	645,673
Iliad SA	969	152,894
Imerys SA	2,583	208,466
Ingenico Group SA	1,634	146,511
Ipsen SA	1,326	207,398
JCDecaux SA	2,322	77,535
Kering SA	2,635	1,484,294
L’Oreal SA	7,544	1,859,797
Legrand SA	9,278	679,586
LVMH Moet Hennessy Louis Vuitton SE	10,578	3,512,094
Natixis SA	50,578	357,867
Orange SA	89,640	1,496,283
Orange SA ADR	5,000	83,350
Orpea	1,864	248,281
Pernod Ricard SA	4,720	770,327
Peugeot SA	58,634	1,335,991
Publicis Groupe SA	13,321	914,120
Remy Cointreau SA	500	64,732
Renault SA	8,916	755,376
Safran SA	8,683	1,051,553
Sanofi	25,633	2,057,292
Sartorius Stedim Biotech	1,140	118,928
Schneider Electric SE (XPAR)	17,257	1,435,209
SCOR SE	9,426	348,583
SEB SA	956	166,789
Societe Generale SA	21,738	913,646
Sodexo SA	3,611	360,465
Suez	14,604	188,918
Teleperformance	3,207	566,021
Thales SA	4,033	518,861
TOTAL SA	79,294	4,815,187
Ubisoft Entertainment SA *	2,383	260,482
Valeo SA	9,853	537,221
Veolia Environnement SA	13,766	294,166
Vinci SA	18,184	1,745,502

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-99

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Vivendi SA	28,097	$687,334
Worldline SA * ~	650	36,752

		53,281,156

Germany - 7.5%

1&1 Drillisch AG	726	41,183
adidas AG	6,387	1,390,563
Allianz SE	11,589	2,387,967
Aroundtown SA	12,859	105,704
Axel Springer SE	2,781	200,969
BASF SE	33,430	3,191,513
Bayer AG	22,827	2,506,941
Bayerische Motoren Werke AG	13,715	1,239,732
Beiersdorf AG	2,224	252,086
Brenntag AG	6,871	381,764
Commerzbank AG *	51,413	490,446
Continental AG	4,071	926,469
Covestro AG ~	7,877	700,136
Daimler AG (XETR)	40,427	2,589,637
Deutsche Bank AG (NYSE)	26,127	277,469
Deutsche Bank AG (XETR)	73,692	788,392
Deutsche Boerse AG	6,062	805,967
Deutsche Lufthansa AG	19,945	477,835
Deutsche Post AG	36,380	1,181,999
Deutsche Telekom AG *	115,686	1,787,858
Deutsche Telekom AG ADR	11,200	172,872
Deutsche Wohnen SE	10,011	483,471
E.ON SE	86,777	924,565
Evonik Industries AG	9,418	322,225
Fielmann AG	1,320	91,265
Fraport AG Frankfurt Airport Services Worldwide	2,229	214,440
Fresenius Medical Care AG & Co KGaA	7,030	707,860
Fresenius SE & Co KGaA	13,647	1,092,642
FUCHS PETROLUB SE	1,508	71,040
GEA Group AG	6,018	202,675
Hannover Rueck SE	2,152	267,540
Hapag-Lloyd AG * ~	1,440	51,190
HeidelbergCement AG	6,865	576,430
Hella GmbH & Co KGaA	2,175	121,446
Henkel AG & Co KGaA	2,890	320,882
HOCHTIEF AG	807	145,529
HUGO BOSS AG	2,532	229,625
Infineon Technologies AG	38,929	988,847
Innogy SE ~	5,510	235,407
KION Group AG	4,768	342,244
LANXESS AG	6,125	476,193
LEG Immobilien AG	1,281	139,160
Linde AG	4,906	1,165,562
MAN SE	926	104,785
Merck KGaA	2,995	291,555
METRO AG	6,261	77,160
MTU Aero Engines AG	3,412	653,539
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,368	918,341
OSRAM Licht AG	3,838	156,302
ProSiebenSat.1 Media SE	12,192	308,518
Puma SE	219	127,941
Rational AG	100	65,121
RWE AG	37,060	842,171
SAP SE	22,190	2,561,118
SAP SE ADR	4,690	542,445
Siemens AG	19,034	2,507,840
Symrise AG	4,814	421,102
Talanx AG *	3,304	120,363
Telefonica Deutschland Holding AG	37,543	147,693
thyssenkrupp AG	13,363	323,917
TUI AG	22,001	481,206
Uniper SE	8,951	266,497
United Internet AG	4,600	262,622
Volkswagen AG	1,609	264,508

	Shares	Value
Vonovia SE	12,999	$617,834
Wacker Chemie AG	1,040	135,929
Wirecard AG	2,853	456,538
Zalando SE * ~	1,905	106,169

		43,828,954

Hong Kong - 2.8%

AIA Group Ltd	402,800	3,508,956
ASM Pacific Technology Ltd	16,300	205,437
Cathay Pacific Airways Ltd	43,000	67,520
Chow Tai Fook Jewellery Group Ltd	31,200	35,090
CK Asset Holdings Ltd	80,780	639,479
CK Hutchison Holdings Ltd	73,780	781,036
CK Infrastructure Holdings Ltd	20,500	151,756
CLP Holdings Ltd	51,500	554,726
Dairy Farm International Holdings Ltd	14,900	130,817
Galaxy Entertainment Group Ltd	84,000	647,510
Haitong International Securities Group Ltd	75,394	34,248
Hang Lung Group Ltd	48,000	134,399
Hang Lung Properties Ltd	106,000	217,732
Hang Seng Bank Ltd	23,000	574,318
Henderson Land Development Co Ltd	36,252	191,167
HK Electric Investments & HK Electric Investments Ltd ~ >>	72,500	69,122
HKT Trust & HKT Ltd >>	261,000	332,935
Hong Kong & China Gas Co Ltd	260,218	497,415
Hong Kong Exchanges & Clearing Ltd	44,537	1,332,883
Hongkong Land Holdings Ltd	37,000	264,510
Hopewell Holdings Ltd	4,500	15,353
Hutchison Port Holdings Trust	211,000	58,889
Hysan Development Co Ltd	29,000	161,863
Kerry Properties Ltd	41,000	195,936
Kingston Financial Group Ltd	182,000	51,830
Landing International Development Ltd *	1,260,000	19,172
Li & Fung Ltd	382,000	139,920
Melco International Development Ltd	61,000	187,124
Melco Resorts & Entertainment Ltd ADR	5,670	158,760
MTR Corp Ltd	46,090	254,585
New World Development Co Ltd	299,678	419,222
NWS Holdings Ltd	61,533	106,190
Orient Overseas International Ltd	9,500	92,474
PCCW Ltd	378,000	212,694
Power Assets Holdings Ltd	41,000	286,638
Shangri-La Asia Ltd (XHKG)	52,666	98,665
Sino Land Co Ltd	167,565	272,288
SJM Holdings Ltd	73,000	90,537
Sun Hung Kai Properties Ltd	42,492	640,182
Swire Pacific Ltd ‘A’	32,000	338,235
Swire Pacific Ltd ‘B’	70,000	124,260
Swire Properties Ltd	40,600	149,731
Techtronic Industries Co Ltd	50,500	280,471
The Bank of East Asia Ltd	46,225	184,237
The Wharf Holdings Ltd	75,000	240,174
VTech Holdings Ltd	5,100	58,782
WH Group Ltd ~	607,500	491,581
Wharf Real Estate Investment Co Ltd	29,000	205,922
Wheelock & Co Ltd	32,000	222,385
Xinyi Glass Holdings Ltd	112,000	135,850
Yue Yuen Industrial Holdings Ltd	52,500	147,980

		16,412,986

Ireland - 0.6%

AIB Group PLC	9,022	48,858
Bank of Ireland Group PLC	45,250	351,150
CRH PLC	1,776	62,470
CRH PLC ADR	31,160	1,101,506
James Hardie Industries PLC CDI	14,694	246,361
Kerry Group PLC ‘A’	5,616	587,629
Kingspan Group PLC	7,396	370,357

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-100

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Paddy Power Betfair PLC	4,296	$476,602
Smurfit Kappa Group PLC	10,216	412,432

		3,657,365

Israel - 0.4%

Azrieli Group Ltd	1,350	67,103
Bank Hapoalim BM	30,845	209,105
Bank Leumi Le-Israel BM	91,932	543,969
Bezeq The Israeli Telecommunication Corp Ltd	72,852	82,104
Delek Group Ltd	297	40,444
Elbit Systems Ltd	906	106,672
First International Bank Of Israel Ltd	3,303	69,065
Frutarom Industries Ltd	1,082	106,415
Israel Chemicals Ltd	27,171	124,487
Melisron Ltd	708	29,412
Mizrahi Tefahot Bank Ltd	7,604	139,896
Nice Ltd ADR *	1,300	134,901
SodaStream International Ltd *	706	59,497
Strauss Group Ltd	1,338	26,960
Teva Pharmaceutical Industries Ltd	920	22,275
Teva Pharmaceutical Industries Ltd ADR	20,244	492,334
Tower Semiconductor Ltd *	1,324	29,141

		2,283,780

Italy - 1.7%

Assicurazioni Generali SPA	52,557	878,646
Atlantia SPA	15,377	453,348
Banca Mediolanum SPA	4,790	32,356
Davide Campari-Milano SPA	13,855	113,721
Enel SPA	263,438	1,459,758
Eni SPA	71,414	1,324,113
Eni SPA ADR	5,807	215,556
Ferrari NV	4,729	639,215
FinecoBank Banca Fineco SPA	14,783	166,413
Intesa Sanpaolo SPA	380,536	1,100,993
Leonardo SPA	15,284	150,431
Luxottica Group SPA	4,744	305,446
Mediobanca Banca di Credito Finanziario SPA	28,715	265,614
Moncler SPA	6,188	280,780
Poste Italiane SPA ~	18,503	154,438
PRADA SPA	17,300	79,707
Prysmian SPA	6,864	170,315
Recordati SPA	2,349	93,079
Snam SPA	46,900	195,451
Telecom Italia SPA *	939,722	696,222
Telecom Italia SPA ADR *	2,600	19,084
Terna Rete Elettrica Nazionale SPA	51,141	276,196
UniCredit SPA	56,484	936,188
UnipolSai Assicurazioni SPA	34,931	77,035

		10,084,105

Japan - 23.7%

ABC-Mart Inc	900	49,192
Acom Co Ltd	10,400	39,925
Advantest Corp	3,700	76,749
Aeon Co Ltd	24,200	517,692
AEON Financial Service Co Ltd	7,100	151,330
Aeon Mall Co Ltd	2,370	42,516
Aica Kogyo Co Ltd	2,000	70,117
Ain Holdings Inc	700	51,593
Air Water Inc	12,000	220,073
Aisin Seiki Co Ltd	7,400	336,941
Ajinomoto Co Inc	23,100	437,261
Alfresa Holdings Corp	5,700	133,849
Alps Electric Co Ltd	13,600	349,280
Amada Holdings Co Ltd	14,300	137,242
ANA Holdings Inc	3,300	121,086
Aoyama Trading Co Ltd	2,100	70,067
Aozora Bank Ltd	4,000	151,806
Ariake Japan Co Ltd	700	60,254
Asahi Glass Co Ltd	14,800	575,661

	Shares	Value
Asahi Group Holdings Ltd	13,200	$676,998
Asahi Intecc Co Ltd	3,400	128,371
Asahi Kasei Corp	47,000	596,028
Asics Corp	5,600	94,534
Astellas Pharma Inc	57,700	878,112
Azbil Corp	2,700	117,481
Bandai Namco Holdings Inc	8,700	358,366
Benefit One Inc	1,800	50,748
Benesse Holdings Inc	2,400	85,109
Bic Camera Inc	4,900	75,433
Bridgestone Corp	22,200	867,195
Brother Industries Ltd	14,200	279,755
Calbee Inc	2,100	78,997
Canon Inc	27,500	901,767
Canon Inc ADR	8,682	283,815
Canon Marketing Japan Inc	2,600	54,155
Capcom Co Ltd	2,800	68,851
Casio Computer Co Ltd	6,300	102,318
Central Japan Railway Co	4,500	931,632
Chiyoda Corp	4,100	35,550
Chubu Electric Power Co Inc	17,400	260,902
Chugai Pharmaceutical Co Ltd	5,900	308,927
Citizen Watch Co Ltd	16,500	108,196
Coca-Cola Bottlers Japan Holdings Inc	4,075	163,039
Colowide Co Ltd	900	24,070
COMSYS Holdings Corp	4,300	113,809
Concordia Financial Group Ltd	62,500	317,614
Cosmo Energy Holdings Co Ltd	5,200	182,098
Cosmos Pharmaceutical Corp	300	60,879
Credit Saison Co Ltd	7,600	119,403
CyberAgent Inc	4,200	251,888
Dai Nippon Printing Co Ltd	13,500	301,680
Dai-ichi Life Holdings Inc	29,000	516,131
Daicel Corp	23,300	257,392
Daido Steel Co Ltd	1,300	60,018
Daifuku Co Ltd	3,400	148,552
Daiichi Sankyo Co Ltd	12,400	473,723
Daiichikosho Co Ltd	1,700	82,037
Daikin Industries Ltd	8,500	1,015,861
Daio Paper Corp	3,700	51,461
Daito Trust Construction Co Ltd	2,600	422,952
Daiwa House Industry Co Ltd	22,600	768,893
Daiwa Securities Group Inc	78,000	452,077
DeNA Co Ltd	7,500	140,443
Denka Co Ltd	6,600	219,691
Denso Corp	13,800	673,360
Dentsu Inc	6,100	288,761
DIC Corp	7,600	237,020
Disco Corp	1,200	204,292
DMG Mori Co Ltd	1,800	24,885
Don Quijote Holdings Co Ltd	3,600	172,795
Dowa Holdings Co Ltd	3,200	98,522
East Japan Railway Co	10,200	976,807
Ebara Corp	4,200	130,310
Eisai Co Ltd	5,200	366,028
Electric Power Development Co Ltd	4,800	123,889
en-japan Inc	900	45,290
Ezaki Glico Co Ltd	1,700	81,661
FamilyMart UNY Holdings Co Ltd	2,217	233,460
FANUC Corp	5,400	1,070,343
Fast Retailing Co Ltd	2,000	916,671
FP Corp	1,100	60,753
Fuji Electric Co Ltd	37,000	281,056
Fuji Oil Holdings Inc	3,400	122,223
Fuji Seal International Inc	900	31,947
FUJIFILM Holdings Corp	11,700	456,331
Fujikura Ltd	14,000	88,932
Fujitsu General Ltd	3,000	46,886
Fujitsu Ltd	100,000	605,152
Fukuoka Financial Group Inc	33,000	165,604
Fukuyama Transporting Co Ltd	1,500	76,570

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-101

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Furukawa Electric Co Ltd	6,200	$216,313
Fuyo General Lease Co Ltd	200	13,765
Glory Ltd	3,200	89,411
GMO internet Inc	2,600	61,685
GMO Payment Gateway Inc	700	80,591
GungHo Online Entertainment Inc	7,100	18,039
H2O Retailing Corp	3,000	47,805
Hakuhodo DY Holdings Inc	10,000	160,339
Hamamatsu Photonics KK	3,000	128,782
Hankyu Hanshin Holdings Inc	10,300	413,742
Harmonic Drive Systems Inc	1,000	42,207
Haseko Corp	20,000	275,662
Heiwa Corp	1,600	38,596
Hikari Tsushin Inc	700	122,849
Hino Motors Ltd	15,100	161,015
Hirose Electric Co Ltd	756	93,498
HIS Co Ltd	1,200	36,142
Hisamitsu Pharmaceutical Co Inc	1,300	109,538
Hitachi Capital Corp	3,900	100,654
Hitachi Chemical Co Ltd	4,000	80,526
Hitachi Construction Machinery Co Ltd	3,600	116,712
Hitachi High-Technologies Corp	3,300	134,245
Hitachi Ltd	175,000	1,232,872
Hitachi Ltd ADR	1,820	128,328
Hitachi Metals Ltd	13,300	137,905
Hitachi Transport System Ltd	3,200	81,886
Hokuhoku Financial Group Inc	4,200	55,764
Honda Motor Co Ltd	52,999	1,553,983
Honda Motor Co Ltd ADR	6,920	202,548
Horiba Ltd	1,600	111,842
Hoshizaki Corp	1,100	111,169
House Foods Group Inc	2,400	84,989
Hoya Corp	14,250	808,388
Hulic Co Ltd	10,300	109,933
Ibiden Co Ltd	3,300	52,729
Idemitsu Kosan Co Ltd	13,200	469,413
IHI Corp	10,600	368,710
Iida Group Holdings Co Ltd	8,000	154,012
Inpex Corp	33,100	343,773
Isetan Mitsukoshi Holdings Ltd	14,600	182,148
Isuzu Motors Ltd	32,600	432,184
Ito En Ltd	2,500	115,901
ITOCHU Corp	37,000	669,176
Itochu Techno-Solutions Corp	4,400	75,899
Itoham Yonekyu Holdings Inc	7,400	63,667
Izumi Co Ltd	1,500	92,567
J Front Retailing Co Ltd	9,800	148,871
Japan Airlines Co Ltd	4,500	159,440
Japan Airport Terminal Co Ltd	1,600	74,828
Japan Exchange Group Inc	20,200	374,672
Japan Lifeline Co Ltd	1,700	41,677
Japan Post Holdings Co Ltd	37,600	411,486
Japan Tobacco Inc	37,500	1,047,990
JFE Holdings Inc	23,400	441,972
JGC Corp	7,000	140,805
JSR Corp	8,000	135,954
JTEKT Corp	19,200	260,610
JXTG Holdings Inc	131,250	910,583
K’s Holdings Corp	8,800	91,201
Kagome Co Ltd	2,300	76,467
Kajima Corp	61,333	473,899
Kakaku.com Inc	4,800	108,086
Kaken Pharmaceutical Co Ltd	1,600	82,093
Kamigumi Co Ltd	6,300	130,762
Kandenko Co Ltd	4,800	52,595
Kaneka Corp	15,000	134,335
Kansai Paint Co Ltd	5,300	109,988
Kao Corp	18,500	1,410,099
Kawasaki Heavy Industries Ltd	9,100	267,637
Kawasaki Kisen Kaisha Ltd *	3,100	57,229
KDDI Corp	67,300	1,840,311

	Shares	Value
Keihan Holdings Co Ltd	6,000	$215,122
Keikyu Corp	7,600	124,484
Keio Corp	3,600	173,953
Keisei Electric Railway Co Ltd	4,700	161,220
Kewpie Corp	4,700	118,689
Keyence Corp	3,380	1,906,368
Kikkoman Corp	3,000	151,466
Kinden Corp	6,200	101,119
Kintetsu Group Holdings Co Ltd	5,600	228,342
Kirin Holdings Co Ltd	32,300	865,798
Kobayashi Pharmaceutical Co Ltd	1,400	120,842
Kobe Steel Ltd	29,200	266,845
Koito Manufacturing Co Ltd	4,400	290,634
Kokuyo Co Ltd	3,300	58,536
Komatsu Ltd	31,400	893,913
Konami Holdings Corp	3,400	172,760
Konica Minolta Inc	26,900	249,479
Kose Corp	1,200	258,113
Kubota Corp	26,700	419,055
Kubota Corp ADR	909	71,356
Kuraray Co Ltd	22,900	314,953
Kurita Water Industries Ltd	5,100	145,259
Kyocera Corp	8,400	472,398
Kyoritsu Maintenance Co Ltd	600	32,949
Kyowa Exeo Corp	1,600	41,871
Kyowa Hakko Kirin Co Ltd	6,800	136,872
Kyudenko Corp	2,000	96,380
Kyushu Electric Power Co Inc	13,900	155,203
Kyushu Financial Group Inc	16,500	79,406
Kyushu Railway Co	4,700	143,705
Lawson Inc	2,500	156,130
LINE Corp *	1,300	53,673
Lintec Corp	1,900	55,056
Lion Corp	7,000	128,088
LIXIL Group Corp	13,000	259,811
M3 Inc	8,000	318,146
Mabuchi Motor Co Ltd	2,100	99,672
Maeda Corp	10,200	116,906
Makita Corp	6,300	281,818
Marubeni Corp	49,800	379,146
Maruha Nichiro Corp	1,000	40,238
Marui Group Co Ltd	7,500	157,763
Maruichi Steel Tube Ltd	3,200	108,442
Matsui Securities Co Ltd	3,100	29,591
Matsumotokiyoshi Holdings Co Ltd	2,600	116,672
Mazda Motor Corp	33,700	413,384
McDonald’s Holdings Co Japan Ltd	2,200	112,186
Mebuki Financial Group Inc	43,360	145,446
Medipal Holdings Corp	6,500	130,567
Megmilk Snow Brand Co Ltd	3,000	80,144
MEIJI Holdings Co Ltd	6,000	506,725
MINEBEA MITSUMI Inc	18,100	305,017
MISUMI Group Inc	8,600	250,215
Mitsubishi Chemical Holdings Corp	58,400	487,686
Mitsubishi Corp	35,900	995,473
Mitsubishi Electric Corp	69,500	922,120
Mitsubishi Estate Co Ltd	30,300	528,944
Mitsubishi Gas Chemical Co Inc	6,500	146,885
Mitsubishi Heavy Industries Ltd	11,400	414,405
Mitsubishi Logistics Corp	1,500	32,346
Mitsubishi Materials Corp	6,800	186,559
Mitsubishi Motors Corp	28,600	227,979
Mitsubishi Tanabe Pharma Corp	8,200	141,574
Mitsubishi UFJ Financial Group Inc	317,200	1,796,900
Mitsubishi UFJ Financial Group Inc ADR	37,293	210,705
Mitsubishi UFJ Lease & Finance Co Ltd	42,600	261,154
Mitsui & Co Ltd	40,200	669,422
Mitsui & Co Ltd ADR	300	99,876
Mitsui Chemicals Inc	12,600	334,892
Mitsui Fudosan Co Ltd	23,700	570,892
Mitsui Mining & Smelting Co Ltd	5,400	229,188

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-102

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Mitsui OSK Lines Ltd	7,900	$189,981
Miura Co Ltd	1,300	31,544
Mixi Inc	5,000	126,404
Mizuho Financial Group Inc	527,600	888,734
Mizuho Financial Group Inc ADR	75,432	255,714
MonotaRO Co Ltd	2,700	119,274
Morinaga & Co Ltd	2,100	100,695
MS&AD Insurance Group Holdings Inc	13,200	409,973
Murata Manufacturing Co Ltd	6,600	1,107,984
Nabtesco Corp	4,600	141,335
Nagase & Co Ltd	3,200	49,938
Nagoya Railroad Co Ltd	5,000	128,974
Nankai Electric Railway Co Ltd	4,200	116,503
NEC Corp	16,100	441,202
Nexon Co Ltd *	11,200	162,505
NGK Insulators Ltd	9,800	174,127
NGK Spark Plug Co Ltd	10,300	292,816
NH Foods Ltd	5,500	222,344
NHK Spring Co Ltd	17,200	161,905
Nichirei Corp	6,000	152,836
Nidec Corp	6,700	1,002,250
Nidec Corp ADR	6,032	226,411
Nifco Inc	5,300	163,789
Nihon Kohden Corp	2,500	69,568
Nihon M&A Center Inc	5,200	150,657
Nihon Unisys Ltd	1,700	42,748
Nikon Corp	12,800	203,423
Nintendo Co Ltd	2,100	685,501
Nippo Corp	3,000	54,601
Nippon Electric Glass Co Ltd	4,200	116,423
Nippon Express Co Ltd	4,300	311,589
Nippon Gas Co Ltd	1,600	93,160
Nippon Kayaku Co Ltd	6,000	67,027
Nippon Paint Holdings Co Ltd	5,200	223,627
Nippon Paper Industries Co Ltd	6,000	95,651
Nippon Shinyaku Co Ltd	1,100	68,264
Nippon Shokubai Co Ltd	1,600	115,552
Nippon Steel & Sumitomo Metal Corp	26,063	511,021
Nippon Telegraph & Telephone Corp	21,500	976,702
Nippon Yusen KK	9,900	196,136
Nipro Corp	9,300	107,302
Nishi-Nippon Railroad Co Ltd	2,000	54,391
Nissan Chemical Industries Ltd	4,000	186,328
Nissan Motor Co Ltd	106,800	1,039,184
Nisshin Seifun Group Inc	7,440	157,647
Nisshinbo Holdings Inc	7,700	82,533
Nissin Foods Holdings Co Ltd	1,800	130,418
Nitori Holdings Co Ltd	2,800	435,619
Nitto Denko Corp	5,700	430,335
NOF Corp	3,300	106,475
NOK Corp	6,700	129,408
Nomura Holdings Inc	86,700	419,546
Nomura Holdings Inc ADR	18,171	87,039
Nomura Real Estate Holdings Inc	7,900	174,913
Nomura Research Institute Ltd	4,182	202,330
NS Solutions Corp	900	22,637
NSK Ltd	23,200	238,794
NTN Corp	33,200	135,884
NTT Data Corp	22,500	258,816
NTT DOCOMO Inc	40,500	1,032,035
NTT Urban Development Corp	6,400	68,753
Obayashi Corp	39,000	404,953
Obic Co Ltd	1,600	132,186
Odakyu Electric Railway Co Ltd	7,500	160,844
Oji Holdings Corp	59,000	365,622
Olympus Corp	10,900	407,743
Omron Corp	6,900	321,428
Ono Pharmaceutical Co Ltd	11,400	266,883
Open House Co Ltd	700	41,363
Oracle Corp Japan	1,100	89,656
Orient Corp	20,800	27,951

	Shares	Value
Oriental Land Co Ltd	7,500	$786,350
ORIX Corp	56,400	888,982
Osaka Gas Co Ltd	11,400	236,048
OSG Corp	2,000	41,241
Otsuka Corp	3,600	140,930
Otsuka Holdings Co Ltd	9,300	449,866
PALTAC Corp	800	46,005
Panasonic Corp	69,000	930,425
Panasonic Corp ADR	13,000	175,305
Park24 Co Ltd	4,900	133,258
PeptiDream Inc *	1,800	74,785
Persol Holdings Co Ltd	6,700	149,212
Pigeon Corp	4,400	213,827
Pilot Corp	1,400	77,885
Pola Orbis Holdings Inc	3,100	136,231
Rakuten Inc	59,500	401,605
Recruit Holdings Co Ltd	41,000	1,132,365
Relo Group Inc	4,000	105,384
Renesas Electronics Corp *	24,800	242,440
Rengo Co Ltd	10,400	91,470
Resona Holdings Inc	62,700	334,177
Resorttrust Inc	2,100	37,097
Ricoh Co Ltd	41,400	379,130
Rinnai Corp	1,400	123,384
Rohm Co Ltd	3,300	275,763
Rohto Pharmaceutical Co Ltd	3,300	105,735
Ryohin Keikaku Co Ltd	1,000	351,323
Sankyo Co Ltd	1,700	66,478
Sankyu Inc	2,800	146,955
Santen Pharmaceutical Co Ltd	12,400	215,715
Sanwa Holdings Corp	9,500	100,391
Sapporo Holdings Ltd	5,100	127,895
Sawai Pharmaceutical Co Ltd	300	13,657
SBI Holdings Inc	9,520	244,096
SCREEN Holdings Co Ltd	1,200	84,041
SCSK Corp	2,100	97,509
Secom Co Ltd	5,900	452,435
Sega Sammy Holdings Inc	6,800	116,385
Seibu Holdings Inc	15,200	255,964
Seiko Epson Corp	16,900	293,408
Seino Holdings Co Ltd	7,600	134,483
Sekisui Chemical Co Ltd	24,100	409,955
Sekisui House Ltd	24,700	436,557
Seria Co Ltd	1,900	91,056
Seven & i Holdings Co Ltd	27,500	1,199,431
Seven Bank Ltd	30,000	91,608
Sharp Corp	5,700	138,639
Shikoku Electric Power Co Inc	8,700	116,364
Shima Seiki Manufacturing Ltd	700	33,361
Shimadzu Corp	6,000	181,026
Shimamura Co Ltd	1,100	96,710
Shimano Inc	1,900	278,815
Shimizu Corp	23,500	243,226
Shin-Etsu Chemical Co Ltd	10,900	968,666
Shinsei Bank Ltd	8,500	130,419
Shionogi & Co Ltd	10,100	518,270
Shiseido Co Ltd	14,200	1,126,854
Showa Denko KK	7,900	349,704
Showa Shell Sekiyu KK	8,000	119,191
Skylark Co Ltd	8,400	124,268
SMC Corp	1,600	585,745
SoftBank Group Corp	33,500	2,392,171
Sohgo Security Services Co Ltd	3,000	141,143
Sojitz Corp	63,300	229,249
Sompo Holdings Inc	9,950	401,482
Sony Corp	28,100	1,439,123
Sony Corp ADR	18,942	970,967
Sony Financial Holdings Inc	5,300	100,981
Sotetsu Holdings Inc	4,300	131,495
Square Enix Holdings Co Ltd	3,800	186,322
Stanley Electric Co Ltd	5,600	190,680

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-103

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Start Today Co Ltd	7,400	$267,736
Subaru Corp	24,400	709,674
Sugi Holdings Co Ltd	1,100	63,640
SUMCO Corp	7,800	156,659
Sumitomo Bakelite Co Ltd	7,000	67,380
Sumitomo Chemical Co Ltd	154,000	870,967
Sumitomo Corp	32,400	531,354
Sumitomo Dainippon Pharma Co Ltd	8,000	169,088
Sumitomo Electric Industries Ltd	45,900	682,653
Sumitomo Forestry Co Ltd	11,300	170,785
Sumitomo Heavy Industries Ltd	6,400	215,635
Sumitomo Metal Mining Co Ltd	7,900	301,517
Sumitomo Mitsui Financial Group Inc	37,900	1,478,327
Sumitomo Mitsui Financial Group Inc ADR	8,600	66,822
Sumitomo Mitsui Trust Holdings Inc	9,300	366,918
Sumitomo Realty & Development Co Ltd	10,000	368,250
Sumitomo Rubber Industries Ltd	10,900	172,776
Sundrug Co Ltd	3,200	129,637
Suntory Beverage & Food Ltd	5,700	243,690
Suruga Bank Ltd	10,300	91,746
Suzuken Co Ltd	3,000	126,868
Suzuki Motor Corp	13,000	716,405
Sysmex Corp	6,000	559,048
T&D Holdings Inc	25,300	379,451
Taiheiyo Cement Corp	9,000	296,067
Taisei Corp	9,100	501,132
Taisho Pharmaceutical Holdings Co Ltd	1,200	140,380
Taiyo Nippon Sanso Corp	8,200	117,385
Taiyo Yuden Co Ltd	5,500	153,295
Takara Holdings Inc	5,900	78,007
Takashimaya Co Ltd	15,000	128,331
Takeda Pharmaceutical Co Ltd	25,600	1,076,943
TDK Corp	5,400	549,843
TechnoPro Holdings Inc	300	18,453
Teijin Ltd	20,000	366,354
Terumo Corp	11,000	629,727
The Bank of Kyoto Ltd	2,500	115,428
The Chiba Bank Ltd	31,000	218,640
The Chugoku Bank Ltd	7,900	79,719
The Chugoku Electric Power Co Inc	11,000	142,099
The Gunma Bank Ltd	16,000	83,756
The Hachijuni Bank Ltd	19,000	80,955
The Hiroshima Bank Ltd	10,500	69,639
The Iyo Bank Ltd	8,700	57,327
The Japan Steel Works Ltd	2,500	62,934
The Kansai Electric Power Co Inc	19,000	277,097
The Shizuoka Bank Ltd	25,000	224,783
The Yokohama Rubber Co Ltd	11,100	230,237
THK Co Ltd	3,200	91,366
TIS Inc	4,300	197,609
Tobu Railway Co Ltd	6,100	186,429
Toda Corp	10,000	86,841
Toho Co Ltd	3,400	113,880
Toho Gas Co Ltd	2,600	90,069
Tohoku Electric Power Co Inc	15,100	184,494
Tokio Marine Holdings Inc	19,200	898,238
Tokuyama Corp	1,800	57,797
Tokyo Broadcasting System Holdings Inc	2,400	53,820
Tokyo Century Corp	3,300	186,810
Tokyo Electric Power Co Holdings Inc *	42,500	197,861
Tokyo Electron Ltd	5,900	1,012,754
Tokyo Gas Co Ltd	10,600	281,454
Tokyo Tatemono Co Ltd	10,300	141,282
Tokyu Corp	15,000	258,122
Tokyu Fudosan Holdings Corp	43,900	309,669
Toppan Printing Co Ltd	23,000	179,930
Toray Industries Inc	52,800	416,743
Toshiba Corp *	94,000	282,193
Tosoh Corp	18,600	287,597
TOTO Ltd	5,300	245,314
Toyo Seikan Group Holdings Ltd	9,000	157,948

	Shares	Value
Toyo Suisan Kaisha Ltd	3,300	$117,739
Toyo Tire & Rubber Co Ltd	2,800	40,821
Toyoda Gosei Co Ltd	5,800	146,796
Toyota Boshoku Corp	5,200	95,384
Toyota Industries Corp	4,300	240,696
Toyota Motor Corp	57,832	3,739,936
Toyota Motor Corp ADR	9,976	1,285,009
Toyota Tsusho Corp	8,900	297,409
Trend Micro Inc	4,600	261,865
TS Tech Co Ltd	3,200	133,309
Tsumura & Co	2,200	71,040
Tsuruha Holdings Inc	1,100	137,779
TV Asahi Holdings Corp	2,100	46,066
Ube Industries Ltd	8,900	231,091
Ulvac Inc	2,500	95,367
Unicharm Corp	15,100	453,970
Universal Entertainment Corp *	1,200	53,870
USS Co Ltd	8,500	161,607
Wacoal Holdings Corp	1,300	37,863
Welcia Holdings Co Ltd	1,600	85,073
West Japan Railway Co	5,200	382,847
Yahoo Japan Corp	45,300	150,073
Yakult Honsha Co Ltd	2,300	153,780
Yamada Denki Co Ltd	32,600	161,939
Yamaguchi Financial Group Inc	10,000	112,496
Yamaha Corp	3,500	181,642
Yamaha Motor Co Ltd	18,600	466,929
Yamato Holdings Co Ltd	7,200	211,915
Yamato Kogyo Co Ltd	1,200	36,200
Yamazaki Baking Co Ltd	8,800	230,739
Yaskawa Electric Corp	9,600	338,065
Yokogawa Electric Corp	6,100	108,318
Zenkoku Hosho Co Ltd	1,800	81,499
Zensho Holdings Co Ltd	3,700	93,872
Zeon Corp	11,500	135,662

		138,097,011

Kazakhstan - 0.0%

KAZ Minerals PLC *	5,355	59,189

Luxembourg - 0.3%

ArcelorMittal	19,238	561,283
ArcelorMittal ‘NY’	3,715	106,918
Eurofins Scientific SE	284	157,509
RTL Group SA	2,043	138,448
SES SA ‘A’ FDR	30,359	554,954
Tenaris SA	3,865	70,536
Tenaris SA ADR	2,149	78,202

		1,667,850

Macau - 0.1%

MGM China Holdings Ltd	39,600	91,564
Sands China Ltd	90,800	484,090
Wynn Macau Ltd	68,400	219,198

		794,852

Malta - 0.0%

Kindred Group PLC SDR	9,661	121,031

Mexico - 0.0%

Fresnillo PLC	9,041	136,245

Mongolia - 0.0%

Turquoise Hill Resources Ltd (TSE) *	47,360	134,012

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-104

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Netherlands - 3.7%

ABN AMRO Group NV CVA ~	21,455	$554,864
Aegon NV	44,295	264,468
Aegon NV ‘NY’	45,764	270,923
Akzo Nobel NV	10,359	883,543
Altice NV ‘A’ *	14,829	60,191
Altice NV ‘B’ *	2,463	9,966
ASML Holding NV	3,104	614,234
ASML Holding NV ‘NY’	9,962	1,972,177
GrandVision NV ~	2,742	61,483
Heineken NV	9,108	912,517
ING Groep NV	88,623	1,272,140
ING Groep NV ADR	16,773	240,189
Koninklijke Ahold Delhaize NV	56,811	1,356,510
Koninklijke Ahold Delhaize NV ADR	976	23,297
Koninklijke DSM NV	7,620	762,297
Koninklijke KPN NV	179,936	489,278
Koninklijke Philips NV	8,476	359,111
Koninklijke Philips NV ‘NY’	19,478	823,335
NN Group NV	15,315	621,121
Randstad NV	9,905	581,376
Royal Dutch Shell PLC ‘A’	23,293	806,145
Royal Dutch Shell PLC ‘A’ ADR	58,119	4,023,578
Royal Dutch Shell PLC ‘B’	16,666	596,860
Royal Dutch Shell PLC ‘B’ ADR	48,480	3,522,072
Wolters Kluwer NV	12,558	705,467

		21,787,142

New Zealand - 0.3%

a2 Milk Co Ltd *	25,011	193,708
Air New Zealand Ltd	49,539	106,448
Auckland International Airport Ltd	45,272	207,721
Contact Energy Ltd	31,500	124,699
EBOS Group Ltd	4,242	51,546
Fisher & Paykel Healthcare Corp Ltd	18,508	186,506
Fletcher Building Ltd (NZX)	34,287	160,899
Mainfreight Ltd	1,798	33,837
Mercury NZ Ltd	13,101	29,875
Meridian Energy Ltd	31,288	66,088
Port of Tauranga Ltd	20,172	69,640
Ryman Healthcare Ltd	10,920	88,453
SKYCITY Entertainment Group Ltd	17,778	48,604
Spark New Zealand Ltd (NZX)	74,778	188,721
Vector Ltd	20,849	47,847
Z Energy Ltd	16,179	82,910

		1,687,502

Norway - 0.8%

Aker ASA ‘A’	1,332	101,621
Aker BP ASA	6,309	232,065
Austevoll Seafood ASA	9,474	113,653
DNB ASA	26,239	510,954
Entra ASA ~	3,228	43,995
Equinor ASA	43,784	1,157,761
Gjensidige Forsikring ASA	5,515	90,289
Leroy Seafood Group ASA	15,000	101,044
Marine Harvest ASA	16,420	326,477
Norsk Hydro ASA	41,110	245,396
Norwegian Finans Holding ASA *	7,642	84,602
Orkla ASA	20,038	175,310
Salmar ASA	2,511	105,321
Schibsted ASA ‘A’	1,590	48,215
Schibsted ASA ‘B’	3,846	108,499
SpareBank 1 SR-Bank ASA	8,749	92,614
Storebrand ASA	25,497	205,214
Telenor ASA	28,531	584,329
TGS Nopec Geophysical Co ASA	6,760	248,261
Tomra Systems ASA	1,961	41,173
Yara International ASA	4,387	181,500

		4,798,293

	Shares	Value
Portugal - 0.2%

EDP - Energias de Portugal SA	72,181	$286,090
Galp Energia SGPS SA	26,103	496,574
Jeronimo Martins SGPS SA	8,183	117,872

		900,536

Russia - 0.0%

Evraz PLC	6,556	43,758

Singapore - 1.1%

BOC Aviation Ltd ~	19,800	122,869
CapitaLand Ltd	109,400	253,206
City Developments Ltd	25,300	202,651
ComfortDelGro Corp Ltd	84,531	145,476
DBS Group Holdings Ltd	41,004	797,405
Genting Singapore Ltd	286,900	256,894
Golden Agri-Resources Ltd	342,000	76,362
Great Eastern Holdings Ltd	2,000	42,655
Jardine Cycle & Carriage Ltd	4,922	114,992
Keppel Corp Ltd	58,400	305,501
Olam International Ltd	24,900	39,049
Oversea-Chinese Banking Corp Ltd	112,618	959,252
SATS Ltd	31,000	113,551
Sembcorp Industries Ltd	104,800	211,118
Sembcorp Marine Ltd	31,800	47,371
Singapore Airlines Ltd	52,500	411,151
Singapore Exchange Ltd	36,600	192,329
Singapore Press Holdings Ltd	28,000	53,359
Singapore Technologies Engineering Ltd	68,100	164,150
Singapore Telecommunications Ltd	293,800	663,341
StarHub Ltd	25,800	31,387
United Industrial Corp Ltd	9,000	21,468
United Overseas Bank Ltd	42,781	838,453
UOL Group Ltd	22,100	123,416
Venture Corp Ltd	13,100	171,152
Wilmar International Ltd	49,000	109,878

		6,468,436

South Africa - 0.4%

Anglo American PLC	66,664	1,480,002
Investec PLC	36,544	258,393
Mediclinic International PLC	12,300	85,213
Old Mutual Ltd *	178,909	353,696

		2,177,304

Spain - 2.5%

ACS Actividades de Construccion y Servicios SA	9,207	371,465
Aena SME SA ~	2,634	476,877
Amadeus IT Group SA	16,294	1,281,236
Banco Bilbao Vizcaya Argentaria SA	208,709	1,471,934
Banco de Sabadell SA	251,284	419,597
Banco Santander SA	464,119	2,480,468
Bankia SA	59,763	222,860
Bankinter SA	25,312	245,602
CaixaBank SA (SIBE)	121,681	523,750
EDP Renovaveis SA	9,060	94,482
Enagas SA	8,032	234,263
Endesa SA	11,264	247,713
Ferrovial SA	17,035	348,580
Gas Natural SDG SA	15,042	397,648
Grifols SA	9,441	282,973
Iberdrola SA	197,923	1,526,333
Industria de Diseno Textil SA	27,155	924,739
Mapfre SA	66,406	199,599
Red Electrica Corp SA	13,344	271,097
Repsol SA	61,614	1,202,649
Siemens Gamesa Renewable Energy SA	8,132	108,702

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-105

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
Telefonica SA	147,860	$1,254,952
Telefonica SA ADR	25,625	218,581

		14,806,100

Sweden - 2.4%

AAK AB	8,574	136,070
Alfa Laval AB	10,975	259,096
Arjo AB ‘B’	9,035	32,229
Assa Abloy AB ‘B’	27,389	580,964
Atlas Copco AB ‘A’ *	24,470	708,664
Atlas Copco AB ‘B’ *	14,220	370,457
Axfood AB	5,116	98,191
BillerudKorsnas AB	12,208	172,085
Boliden AB *	16,130	520,571
Castellum AB	10,437	168,799
Dometic Group AB ~	8,501	83,201
Electrolux AB ‘B’	8,835	200,498
Elekta AB ‘B’	7,910	103,966
Epiroc AB*	38,690	386,968
Essity AB ‘A’	303	7,484
Essity AB ‘B’	18,728	460,738
Fabege AB	12,224	145,391
Fastighets AB Balder ‘B’ *	4,220	109,811
Getinge AB ‘B’	9,035	82,020
Hennes & Mauritz AB ‘B’	25,648	381,772
Hexagon AB ‘B’	7,071	392,915
Hexpol AB	13,173	136,256
Holmen AB ‘B’	6,351	143,849
Hufvudstaden AB ‘A’	6,211	88,756
Husqvarna AB ‘B’	24,623	232,937
ICA Gruppen AB	3,534	108,117
Indutrade AB	2,964	70,542
Intrum Justitia AB	3,640	84,125
Lifco AB ‘B’	640	22,734
Loomis AB ‘B’	2,957	102,446
Lundin Petroleum AB	4,805	152,511
Nibe Industrier AB ‘B’	12,470	133,367
Nordea Bank AB	85,309	818,334
Pandox AB	3,627	61,489
Peab AB	9,603	72,211
Saab AB ‘B’	2,207	91,397
Sandvik AB	41,138	726,537
Securitas AB ‘B’	14,287	234,279
Skandinaviska Enskilda Banken AB ‘A’	38,623	365,543
Skanska AB ‘B’	10,400	188,247
SKF AB ‘B’	24,346	450,700
SSAB AB ‘A’	13,264	62,378
SSAB AB ‘B’	23,085	86,669
Svenska Cellulosa AB SCA ‘A’	303	3,304
Svenska Cellulosa AB SCA ‘B’	29,158	315,657
Svenska Handelsbanken AB ‘A’	46,403	513,934
Sweco AB ‘B’	2,386	56,173
Swedbank AB ‘A’	27,051	576,355
Swedish Match AB	5,904	291,786
Swedish Orphan Biovitrum AB *	3,903	85,000
Tele2 AB ‘B’	17,742	207,801
Telefonaktiebolaget LM Ericsson ‘A’	2,470	18,807
Telefonaktiebolaget LM Ericsson ‘B’	59,986	462,144
Telefonaktiebolaget LM Ericsson ADR	10,502	80,550
Telia Co AB	102,094	465,333
Trelleborg AB ‘B’	10,892	231,604
Volvo AB ‘A’	10,757	170,907
Volvo AB ‘B’	54,871	872,071
Wallenstam AB ‘B’	4,592	41,194

		14,227,934

Switzerland - 7.1%

ABB Ltd	57,968	1,264,509
ABB Ltd ADR	13,873	302,015
Adecco Group AG	10,872	641,601
Baloise Holding AG	2,694	390,784

	Shares	Value
Banque Cantonale Vaudoise	124	$95,312
Barry Callebaut AG	88	157,689
Chocoladefabriken Lindt & Spruengli AG	3	227,904
Cie Financiere Richemont SA	14,278	1,206,983
Clariant AG	11,388	272,498
Coca-Cola HBC AG	8,243	274,365
Credit Suisse Group AG	71,611	1,070,804
DKSH Holding AG	615	43,237
Dufry AG	2,304	293,029
EMS-Chemie Holding AG	284	181,705
Ferguson PLC	10,179	823,560
Flughafen Zurich AG	1,404	285,665
Geberit AG	1,231	527,070
Givaudan SA	330	747,389
Glencore PLC	358,058	1,699,984
Helvetia Holding AG	238	135,776
Julius Baer Group Ltd	12,107	709,124
Kuehne + Nagel International AG	1,969	295,589
LafargeHolcim Ltd (XVTX)	12,792	621,976
Logitech International SA	5,877	258,000
Lonza Group AG	2,595	685,719
Nestle SA	85,029	6,589,816
Novartis AG	55,762	4,224,023
Novartis AG ADR	13,580	1,025,833
Partners Group Holding AG	716	523,428
Roche Holding AG (XSWX)	1,082	244,060
Roche Holding AG (XVTX)	24,981	5,542,234
Schindler Holding AG	830	174,355
SGS SA	215	571,297
Sika AG	5,580	770,986
Sonova Holding AG	2,065	369,394
STMicroelectronics NV	25,294	561,610
STMicroelectronics NV ‘NY’	2,700	59,724
Straumann Holding AG	326	247,234
Swiss Life Holding AG	1,750	606,815
Swiss Prime Site AG	3,227	296,496
Swiss Re AG	9,086	793,288
Swisscom AG	1,481	661,020
Temenos Group AG	2,538	381,681
The Swatch Group AG	1,575	745,576
The Swatch Group AG - Registered	1,918	165,613
UBS Group AG (NYSE) *	50,296	771,541
UBS Group AG (XVTX)	54,473	835,090
Vifor Pharma AG	2,094	334,022
Zurich Insurance Group AG	4,891	1,446,415

		41,153,838

United Arab Emirates - 0.0%

NMC Health PLC	249	11,720

United Kingdom - 13.1%

3i Group PLC	49,375	584,557
Admiral Group PLC	7,158	179,897
Ashtead Group PLC	24,287	723,251
Associated British Foods PLC	8,685	313,166
AstraZeneca PLC ADR	95,997	3,370,455
Auto Trader Group PLC ~	34,981	196,047
Aviva PLC	173,503	1,151,207
B&M European Value Retail SA	33,112	175,903
Babcock International Group PLC	20,329	218,424
BAE Systems PLC	126,676	1,077,672
Barclays PLC	41,798	103,314
Barclays PLC ADR	100,967	1,012,699
Barratt Developments PLC	49,021	332,309
Bellway PLC	6,832	269,904
Berkeley Group Holdings PLC	7,248	361,045
BP PLC ADR	124,650	5,691,519
BP PLC	43,908	334,075
British American Tobacco PLC	23,020	1,159,595
British American Tobacco PLC ADR	32,728	1,651,128

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-106

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value
BT Group PLC	234,892	$673,845
BT Group PLC ADR	7,614	110,098
Bunzl PLC	12,940	390,803
Burberry Group PLC	18,079	513,815
Capita PLC	46,145	96,991
Centrica PLC	197,123	409,302
CNH Industrial NV	39,362	415,800
Coca-Cola European Partners PLC	9,600	388,923
Compass Group PLC	60,121	1,281,517
ConvaTec Group PLC ~	14,181	39,590
Croda International PLC	5,375	339,577
DCC PLC	4,826	437,617
Diageo PLC ADR	21,902	3,154,107
Direct Line Insurance Group PLC	90,115	406,659
DS Smith PLC	57,759	395,745
easyJet PLC	5,609	123,397
Experian PLC	35,385	872,899
Fiat Chrysler Automobiles NV *	51,868	978,450
G4S PLC	68,083	239,817
GlaxoSmithKline PLC	1,836	37,015
GlaxoSmithKline PLC ADR	85,646	3,452,390
Halma PLC	17,438	313,994
Hargreaves Lansdown PLC	11,352	294,263
Hiscox Ltd	6,777	136,008
HSBC Holdings PLC	24,082	225,031
HSBC Holdings PLC ADR	111,535	5,257,760
Imperial Brands PLC	25,801	958,200
Informa PLC	27,728	304,788
InterContinental Hotels Group PLC	2,129	132,350
InterContinental Hotels Group PLC ADR	3,704	232,130
International Consolidated Airlines Group SA	32,350	282,235
Intertek Group PLC	6,034	453,700
ITV PLC	140,566	321,368
J Sainsbury PLC	72,005	304,708
JD Sports Fashion PLC	6,910	40,040
John Wood Group PLC	38,321	316,455
Johnson Matthey PLC	8,618	410,359
Just Eat PLC *	15,673	160,719
Kingfisher PLC	96,174	376,099
Legal & General Group PLC	261,995	916,416
Liberty Global PLC ‘A’ *	512	14,100
Liberty Global PLC ‘C’ *	1,264	33,635
Lloyds Banking Group PLC	1,322,213	1,097,062
Lloyds Banking Group PLC ADR	181,652	604,901
London Stock Exchange Group PLC	13,722	807,807
Marks & Spencer Group PLC	77,121	299,574
Meggitt PLC	32,514	210,990
Melrose Industries PLC	177,443	496,497
Merlin Entertainments PLC ~	38,031	193,908
Micro Focus International PLC	9,014	156,405
Micro Focus International PLC ADR	400	6,908
Mondi PLC	15,858	427,818
National Grid PLC	25,524	282,067
National Grid PLC ADR	11,647	650,485
Next PLC	5,231	416,381
Pearson PLC	8,906	103,717
Pearson PLC ADR	15,054	174,626
Persimmon PLC	13,571	452,046
Prudential PLC	10,345	235,828
Prudential PLC ADR	31,709	1,449,101
Quilter PLC * ~	59,636	114,059
Randgold Resources Ltd	1,942	149,471
Reckitt Benckiser Group PLC	18,077	1,485,294
RELX NV	32,542	691,805
RELX NV ADR	3,798	81,011
RELX PLC	4,850	103,572
RELX PLC ADR	26,553	577,262
Rentokil Initial PLC	68,962	317,958
Rightmove PLC	4,366	305,194
Rolls-Royce Holdings PLC *	73,569	958,242
Royal Bank of Scotland Group PLC *	16,107	54,225

	Shares	Value
Royal Bank of Scotland Group PLC ADR *	42,754	$290,727
Royal Mail PLC	44,975	299,215
RSA Insurance Group PLC	27,911	249,617
Schroders PLC	5,746	238,441
Schroders PLC - Non-Voting	1,879	61,293
Severn Trent PLC	8,606	224,391
Sky PLC	34,952	673,134
Sky PLC ADR	1,218	96,076
Smith & Nephew PLC	24,457	450,506
Smith & Nephew PLC ADR	6,886	258,432
Smiths Group PLC	14,808	330,773
Spirax-Sarco Engineering PLC	2,761	236,766
SSE PLC	48,461	865,056
St James’s Place PLC	20,426	308,190
Standard Chartered PLC	86,256	783,499
Standard Life Aberdeen PLC	105,359	451,165
Subsea 7 SA	17,971	285,687
Taylor Wimpey PLC	145,048	341,446
Tesco PLC	384,129	1,299,737
The Sage Group PLC	37,239	307,564
The Weir Group PLC	7,022	184,413
Travis Perkins PLC	3,909	73,250
Unilever NV ‘NY’	43,914	2,446,888
Unilever NV CVA	12,940	720,977
Unilever PLC	2,665	147,216
Unilever PLC ADR	37,653	2,081,458
United Utilities Group PLC	17,662	177,561
Vodafone Group PLC	744,578	1,803,585
Vodafone Group PLC ADR	20,531	499,109
Whitbread PLC	8,059	420,095
Wm Morrison Supermarkets PLC	113,919	377,869
WPP PLC	53,208	835,981
WPP PLC ADR	3,147	247,291

		76,120,504

United States - 0.6%

Altice USA Inc ‘A’	7,199	122,809
Carnival PLC	1,157	66,128
Carnival PLC ADR	3,092	178,254
Maxar Technologies Ltd	900	45,183
QIAGEN NV*	6,590	238,882
Samsonite International SA *	57,000	200,931
Shire PLC	17,077	962,099
Shire PLC ADR	2,592	437,530
Valeant Pharmaceuticals International Inc (NYSE) *	22,983	534,125
Valeant Pharmaceuticals International Inc (TSE) *	4,900	114,053
Waste Connections Inc	5,895	443,776

		3,343,770

Zambia - 0.1%

First Quantum Minerals Ltd	33,614	495,267

Total Common Stocks (Cost $514,217,177)		573,650,895

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-107

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $4,729,852; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $4,825,644)	$4,729,714	$4,729,714

Total Short-Term Investment (Cost $4,729,714)		4,729,714

TOTAL INVESTMENTS - 99.8% (Cost $522,731,227)		581,641,435

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,225,370

NET ASSETS - 100.0%		$582,866,805

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	20.8%
Consumer, Non-Cyclical	20.5%
Consumer, Cyclical	14.0%
Industrial	13.4%
Basic Materials	9.2%
Energy	7.4%
Communications	6.2%
Technology	3.9%
Utilities	3.2%
Others (each less than 3.0%)	1.2%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	As of June 30, 2018, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	23.7%
United Kingdom	13.1%
France	9.2%
Canada	8.8%
Germany	8.1%
Switzerland	7.1%
Australia	6.7%
Netherlands	3.7%
Others (each less than 3.0%)	19.4%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-108

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$46,106	$46,106	$-	$-
	Preferred Stocks	3,214,720	-	3,214,720	-
	Common Stocks
	Australia	38,965,012	4,807,505	34,157,507	-
	Austria	1,826,900	-	1,826,900	-
	Belgium	6,060,812	733,116	5,327,696	-
	Bermuda	24,570	24,570	-	-
	Brazil	111,222	111,222	-	-
	Cambodia	168,692	-	168,692	-
	Canada	50,999,952	50,999,952	-	-
	Chile	539,372	346,970	192,402	-
	China	524,043	-	524,043	-
	Colombia	267,002	-	267,002	-
	Denmark	9,454,752	886,242	8,568,510	-
	Finland	6,127,926	-	6,127,926	-
	France	53,281,156	83,350	53,197,806	-
	Germany	43,828,954	1,473,992	42,354,962	-
	Hong Kong	16,412,986	514,520	15,898,466	-
	Ireland	3,657,365	2,536,094	1,121,271	-
	Israel	2,283,780	656,376	1,627,404	-
	Italy	10,084,105	234,640	9,849,465	-
	Japan	138,097,011	4,380,760	133,716,251	-
	Kazakhstan	59,189	-	59,189	-
	Luxembourg	1,667,850	185,120	1,482,730	-
	Macau	794,852	-	794,852	-
	Malta	121,031	-	121,031	-
	Mexico	136,245	-	136,245	-
	Mongolia	134,012	134,012	-	-
	Netherlands	21,787,142	10,875,571	10,911,571	-
	New Zealand	1,687,502	-	1,687,502	-
	Norway	4,798,293	41,173	4,757,120	-
	Portugal	900,536	-	900,536	-
	Russia	43,758	-	43,758	-
	Singapore	6,468,436	278,362	6,190,074	-
	South Africa	2,177,304	-	2,177,304	-
	Spain	14,806,100	313,063	14,493,037	-
	Sweden	14,227,934	499,747	13,728,187	-
	Switzerland	41,153,838	2,417,113	38,736,725	-
	United Arab Emirates	11,720	-	11,720	-
	United Kingdom	76,120,504	33,558,355	42,562,149	-
	United States	3,343,770	1,875,730	1,468,040	-
	Zambia	495,267	495,267	-	-

	Total Common Stocks	573,650,895	118,462,822	455,188,073	-

	Short-Term Investment	4,729,714	-	4,729,714	-

	Total	$581,641,435	$118,508,928	$463,132,507	$-

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount	Level Transfer		Change in Fair Valuation Measurement Inputs
Transferred	From	To	From	To

$19,218,151	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
836,938	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-110

A-109

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2018 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2018. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of June 30, 2018.
#	Securities purchased on a when-issued basis.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3) (See Note 3D in Notes to Financial Statements).

Other Abbreviations:
ADR	American Depositary Receipt
CDI	Crest Depositary Interest
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
‘NY’	New York Shares
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 4 in Notes to Financial Statements under Investments and Risks - Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

A-110

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2018 (Unaudited)

	PD 1-3 Year Corporate Bond Portfolio	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Small-Cap Growth Index Portfolio
ASSETS
Investments, at value (excluding derivatives)	$217,630,451	$1,076,888,826	$192,465,634	$677,674,769	$685,216,741	$43,182,915
Repurchase agreements, at value	-	-	-	2,841,538	6,408,271	119,237
Cash	162,316	630	167,458	-	-	-
Cash (segregated for derivative investments)	-	-	-	132,000	286,000	4,000
Receivables:
Dividends and interest	1,802,835	6,478,101	3,224,760	378,179	1,030,603	14,533
Fund shares sold	-	-	21,942	21,268	87,635	3,649
Securities sold	-	-	428,172	-	-	6,875
Variation margin on futures contracts	-	-	-	6,743	15,828	690
Prepaid expenses and other assets	750	3,620	676	2,328	2,589	403
Total Assets	219,596,352	1,083,371,177	196,308,642	681,056,825	693,047,667	43,332,302
LIABILITIES
Payables:
Securities purchased	2,171,754	28,023,421	1,258,796	-	329,485	16,285
Due to custodian	-	-	-	827	3,700	504
Accrued advisory fees	29,477	122,149	34,399	73,261	73,927	5,097
Accrued support service expenses	2,731	13,305	2,446	8,577	9,484	1,663
Accrued custodian, and portfolio accounting and tax fees	28,055	126,429	44,174	24,942	26,926	13,423
Accrued shareholder report expenses	4,040	19,536	3,639	11,803	13,052	1,548
Accrued trustees’ fees and expenses and deferred compensation	4,026	20,440	3,809	11,919	13,448	1,847
Accrued other (1)	12,885	26,690	11,964	26,594	26,718	9,824
Total Liabilities	2,252,968	28,351,970	1,359,227	157,923	496,740	50,191
NET ASSETS	$217,343,384	$1,055,019,207	$194,949,415	$680,898,902	$692,550,927	$43,282,111
NET ASSETS CONSIST OF:
Paid-in capital	$210,550,386	$980,147,576	$152,369,581	$308,569,796	$403,625,920	($24,943,950)
Undistributed/accumulated earnings (deficit)	6,792,998	74,871,631	42,579,834	372,329,106	288,925,007	68,226,061
NET ASSETS	$217,343,384	$1,055,019,207	$194,949,415	$680,898,902	$692,550,927	$43,282,111
Shares outstanding, $.001 par value (unlimited Class P shares authorized)	20,889,562	87,661,320	12,804,294	18,200,827	24,242,222	1,342,546
Net Asset Value Per Share	$10.40	$12.04	$15.23	$37.41	$28.57	$32.24

Investments, at cost (excluding derivatives)	$220,362,669	$1,098,058,300	$194,944,479	$428,230,485	$600,947,810	$36,189,847
Repurchase agreements, at cost	-	-	-	2,841,538	6,408,271	119,237

(1)

Includes accrued licensing fees of $16,925 and accrued transfer agency fees of $9,193 in the PD Large-Cap Growth Index Portfolio and accrued transfer agency fees of $8,947 in the PD Small-Cap Growth Index Portfolio.

See Notes to Financial Statements

B-1

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2018 (Unaudited)

	PD Small-Cap Value Index Portfolio	PD Emerging Markets Portfolio	PD International Large-Cap Portfolio
ASSETS
Investments, at value (excluding derivatives)	$95,986,510	$197,490,223	$576,911,721
Repurchase agreements, at value	1,056,767	1,962,638	4,729,714
Cash	-	5,592	17,993
Cash (segregated for derivative investments)	41,400	-	-
Foreign currency held, at value	-	285,111	756,461
Receivables:
Dividends and interest	151,372	689,718	3,368,703
Fund shares sold	8,383	255,025	315,957
Securities sold	380	-	6,974
Prepaid expenses and other assets	696	783	1,836
Total Assets	97,245,508	200,689,090	586,109,359
LIABILITIES
Payables:
Securities purchased	188,556	837,070	3,040,711
Due to custodian	398	-	-
Variation margin on futures contracts	1,630	-	-
Accrued advisory fees	11,328	68,495	100,732
Accrued support service expenses	2,753	2,471	6,338
Accrued custodian, and portfolio accounting and tax fees	20,459	69,985	56,083
Accrued shareholder report expenses	2,724	3,935	9,251
Accrued trustees’ fees and expenses and deferred compensation	3,407	3,804	9,697
Accrued foreign capital gains tax	-	261,051	-
Accrued other	11,054	13,380	19,528
Other liabilities	-	10	214
Total Liabilities	242,309	1,260,201	3,242,554
NET ASSETS	$97,003,199	$199,428,889	$582,866,805
NET ASSETS CONSIST OF:
Paid-in capital	$5,995,074	$163,845,538	$455,053,327
Undistributed/accumulated earnings (deficit)	91,008,125	35,583,351	127,813,478
NET ASSETS	$97,003,199	$199,428,889	$582,866,805
Shares outstanding, $.001 par value (unlimited Class P shares authorized)	3,599,242	11,583,983	31,058,776
Net Asset Value Per Share	$26.95	$17.22	$18.77

Investments, at cost (excluding derivatives)	$85,797,786	$174,979,723	$518,001,513
Repurchase agreements, at cost	1,056,767	1,962,638	4,729,714
Foreign currency held, at cost	-	289,315	757,996

See Notes to Financial Statements

B-2

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	PD 1-3 Year Corporate Bond Portfolio	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Small-Cap Growth Index Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$-	$-	$4,236,878	$8,367,785	$264,086
Interest, net of foreign taxes withheld	2,363,070	14,040,319	5,829,116	10,205	5,848	494
Total Investment Income	2,363,070	14,040,319	5,829,116	4,247,083	8,373,633	264,580

EXPENSES
Advisory fees	176,354	727,049	206,245	419,355	443,179	52,344
Support services expenses	5,745	27,794	5,164	17,485	19,207	3,237
Custodian fees and expenses	2,062	29,943	2,195	6,873	7,112	251
Portfolio accounting and tax fees	42,701	172,371	68,066	31,987	35,872	13,681
Shareholder report expenses	2,657	12,816	2,396	7,867	8,644	799
Legal and audit fees	3,141	15,180	2,822	15,897	17,898	3,385
Trustees’ fees and expenses	2,017	9,756	1,811	5,928	6,502	576
Transfer agency fees and expenses	3,019	3,014	3,025	3,011	2,888	2,893
Interest expense	104	54	78	378	135	43
Licensing fee	-	-	-	28,996	31,355	4,172
Other	1,395	7,143	1,287	6,360	7,263	1,131
Total Expenses	239,195	1,005,120	293,089	544,137	580,055	82,512
Net Expenses	239,195	1,005,120	293,089	544,137	580,055	82,512
NET INVESTMENT INCOME (LOSS)	2,123,875	13,035,199	5,536,027	3,702,946	7,793,578	182,068

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(529,086)	(814,460)	95,442	32,238,529	24,575,059	23,001,151
Futures contract transactions	-	-	-	(94,418)	410,040	41,300
Net Realized Gain (Loss)	(529,086)	(814,460)	95,442	32,144,111	24,985,099	23,042,451

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(1,638,829)	(30,239,983)	(5,764,104)	10,903,169	(44,376,694)	(18,348,722)
Futures contracts	-	-	-	(47,633)	(170,457)	(4,723)
Change in Net Unrealized Appreciation (Depreciation)	(1,638,829)	(30,239,983)	(5,764,104)	10,855,536	(44,547,151)	(18,353,445)
NET GAIN (LOSS)	(2,167,915)	(31,054,443)	(5,668,662)	42,999,647	(19,562,052)	4,689,006
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($44,040)	($18,019,244)	($132,635)	$46,702,593	($11,768,474)	$4,871,074

Foreign taxes withheld on dividends and interest	$3,136	$-	$-	$657	$410	$86

See Notes to Financial Statements

B-3

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	PD Small-Cap Value Index Portfolio	PD Emerging Markets Portfolio	PD International Large-Cap Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,250,611	$2,544,793	$10,644,644
Interest, net of foreign taxes withheld	1,359	1,056	3,604
Total Investment Income	1,251,970	2,545,849	10,648,248

EXPENSES
Advisory fees	97,777	424,782	566,065
Support services expenses	5,423	5,542	13,333
Custodian fees and expenses	4,610	53,447	20,710
Portfolio accounting and tax fees	18,390	25,964	34,453
Shareholder report expenses	1,445	2,606	6,116
Legal and audit fees	5,582	3,035	7,309
Trustees’ fees and expenses	1,367	1,931	4,703
Transfer agency fees and expenses	2,888	3,011	3,077
Interest expense	355	487	1,059
Licensing fee	7,414	-	-
Other	1,928	2,126	5,030
Total Expenses	147,179	522,931	661,855
Net Expenses	147,179	522,931	661,855
NET INVESTMENT INCOME (LOSS)	1,104,791	2,022,918	9,986,393

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (1)	17,951,267	3,048,539	4,502,206
Foreign currency transactions	-	(32,245)	(21,628)
Futures contract transactions	90,141	-	(145,198)
Net Realized Gain (Loss)	18,041,408	3,016,294	4,335,380

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (2)	(18,582,471)	(20,748,816)	(25,906,246)
Foreign currencies	-	(11,326)	(86,862)
Futures contracts	(31,040)	-	-
Change in Net Unrealized Appreciation (Depreciation)	(18,613,511)	(20,760,142)	(25,993,108)
NET GAIN (LOSS)	(572,103)	(17,743,848)	(21,657,728)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$532,688	($15,720,930)	($11,671,335)

Foreign taxes withheld on dividends and interest	$133	$373,876	$1,325,347

(1)	Net realized gain (loss) on investment security transactions for the PD Emerging Markets Portfolio is net of foreign capital gains tax withheld of $98.
(2)	Change in net unrealized appreciation (depreciation) on investment securities for the PD Emerging Markets Portfolio is net of decrease in deferred foreign capital gains tax of $65,364.

See Notes to Financial Statements

B-4

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017
	PD 1-3 Year Corporate Bond Portfolio		PD Aggregate Bond Index Portfolio		PD High Yield Bond Market Portfolio
OPERATIONS
Net investment income (loss)	$2,123,875	$3,296,871	$13,035,199	$22,294,800	$5,536,027	$9,966,101
Net realized gain (loss)	(529,086)	91,657	(814,460)	922,195	95,442	707,396
Change in net unrealized appreciation (depreciation)	(1,638,829)	(603,219)	(30,239,983)	8,248,588	(5,764,104)	744,971
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,040)	2,785,309	(18,019,244)	31,465,583	(132,635)	11,418,468

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	8,026,629	35,590,015	56,646,173	154,832,208	6,242,602	25,703,162
Cost of shares repurchased	(2,847,322)	(1,398,560)	(11,822,161)	(26,979,540)	(2,612,456)	(2,476,216)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	5,179,307	34,191,455	44,824,012	127,852,668	3,630,146	23,226,946
NET INCREASE (DECREASE) IN NET ASSETS	5,135,267	36,976,764	26,804,768	159,318,251	3,497,511	34,645,414

NET ASSETS
Beginning of Year or Period	212,208,117	175,231,353	1,028,214,439	868,896,188	191,451,904	156,806,490
End of Year or Period	$217,343,384	$212,208,117	$1,055,019,207	$1,028,214,439	$194,949,415	$191,451,904

	PD Large-Cap Growth Index Portfolio		PD Large-Cap Value Index Portfolio		PD Small-Cap Growth Index Portfolio
OPERATIONS
Net investment income (loss)	$3,702,946	$6,919,883	$7,793,578	$14,423,684	$182,068	$735,770
Net realized gain (loss)	32,144,111	18,143,608	24,985,099	22,201,274	23,042,451	16,740,592
Change in net unrealized appreciation (depreciation)	10,855,536	118,227,009	(44,547,151)	45,468,313	(18,353,445)	5,372,783
Net Increase (Decrease) in Net Assets Resulting from Operations	46,702,593	143,290,500	(11,768,474)	82,093,271	4,871,074	22,849,145

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	53,942,874	44,200,184	23,098,236	76,841,160	3,991,773	4,892,384
Cost of shares repurchased	(34,831,438)	(42,611,636)	(12,519,430)	(29,973,611)	(78,880,586)	(52,200,203)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	19,111,436	1,588,548	10,578,806	46,867,549	(74,888,813)	(47,307,819)
NET INCREASE (DECREASE) IN NET ASSETS	65,814,029	144,879,048	(1,189,668)	128,960,820	(70,017,739)	(24,458,674)

NET ASSETS
Beginning of Year or Period	615,084,873	470,205,825	693,740,595	564,779,775	113,299,850	137,758,524
End of Year or Period	$680,898,902	$615,084,873	$692,550,927	$693,740,595	$43,282,111	$113,299,850

	PD Small-Cap Value Index Portfolio		PD Emerging Markets Portfolio		PD International Large-Cap Portfolio
OPERATIONS
Net investment income (loss)	$1,104,791	$3,622,744	$2,022,918	$2,996,233	$9,986,393	$11,959,513
Net realized gain (loss)	18,041,408	21,308,350	3,016,294	414,721	4,335,380	11,741,215
Change in net unrealized appreciation (depreciation)	(18,613,511)	(12,096,026)	(20,760,142)	48,471,820	(25,993,108)	79,832,685
Net Increase (Decrease) in Net Assets Resulting from Operations	532,688	12,835,068	(15,720,930)	51,882,774	(11,671,335)	103,533,413

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	7,191,949	12,947,556	14,911,095	47,114,938	125,432,570	16,990,573
Cost of shares repurchased	(105,064,763)	(59,062,592)	(10,510,935)	(15,798,132)	(13,675,430)	(78,931,309)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(97,872,814)	(46,115,036)	4,400,160	31,316,806	111,757,140	(61,940,736)
NET INCREASE (DECREASE) IN NET ASSETS	(97,340,126)	(33,279,968)	(11,320,770)	83,199,580	100,085,805	41,592,677

NET ASSETS
Beginning of Year or Period	194,343,325	227,623,293	210,749,659	127,550,079	482,781,000	441,188,323
End of Year or Period	$97,003,199	$194,343,325	$199,428,889	$210,749,659	$582,866,805	$482,781,000

(1)	Unaudited.

See Notes to Financial Statements

B-5

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period, ended were as follows:

	Selected Per Share Data								Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD 1-3 Year Corporate Bond
2018 (7)	$10.41	$0.10	($0.11)	($0.01)	$-	$-	$-	$10.40	0.22%	0.22%	1.99%	(0.03%)	$217,343	31%
2017	10.25	0.17	(0.01)	0.16	-	-	-	10.41	0.23%	0.23%	1.68%	1.50%	212,208	57%
2016	10.07	0.15	0.03	0.18	-	-	-	10.25	0.23%	0.23%	1.47%	1.80%	175,231	57%
2015	10.01	0.12	(0.06)	0.06	-	-	-	10.07	0.23%	0.23%	1.15%	0.65%	166,713	52%
04/30/2014 -12/31/2014	10.00	0.05	(0.04)	0.01	-	-	-	10.01	0.24%	0.24%	0.75%	0.08%	151,013	21%
PD Aggregate Bond Index
2018 (7)	$12.25	$0.15	($0.36)	($0.21)	$-	$-	$-	$12.04	0.20%	0.20%	2.54%	(1.76%)	$1,055,019	24%
2017	11.85	0.28	0.12	0.40	-	-	-	12.25	0.20%	0.20%	2.32%	3.37%	1,028,214	55%
2016	11.58	0.26	0.01	0.27	-	-	-	11.85	0.20%	0.20%	2.18%	2.34%	868,896	52%
2015	11.54	0.24	(0.20)	0.04	-	-	-	11.58	0.19%	0.19%	2.10%	0.39%	816,901	69%
2014	10.89	0.23	0.42	0.65	-	-	-	11.54	0.20%	0.20%	2.06%	5.90%	743,210	71%
2013	11.16	0.19	(0.46)	(0.27)	-	-	-	10.89	0.20%	0.20%	1.75%	(2.43%)	653,392	61%
PD High Yield Bond Market
2018 (7)	$15.24	$0.44	($0.45)	($0.01)	$-	$-	$-	$15.23	0.31%	0.31%	5.77%	(0.08%)	$194,949	14%
2017	14.25	0.85	0.14	0.99	-	-	-	15.24	0.32%	0.32%	5.68%	6.93%	191,452	26%
2016	12.20	0.80	1.25	2.05	-	-	-	14.25	0.34%	0.34%	6.06%	16.79%	156,806	23%
2015	12.81	0.75	(1.36)	(0.61)	-	-	-	12.20	0.35%	0.35%	5.85%	(4.74%)	132,108	42%
2014	12.53	0.73	(0.45)	0.28	-	-	-	12.81	0.33%	0.33%	5.63%	2.19%	164,941	11%
2013	11.74	0.74	0.05	0.79	-	-	-	12.53	0.37%	0.36%	6.14%	6.73%	132,566	54%
PD Large-Cap Growth Index
2018 (7)	$34.94	$0.21	$2.26	$2.47	$-	$-	$-	$37.41	0.17%	0.17%	1.14%	7.07%	$680,899	17%
2017	26.90	0.39	7.65	8.04	-	-	-	34.94	0.18%	0.18%	1.25%	29.90%	615,085	20%
2016	25.16	0.37	1.37	1.74	-	-	-	26.90	0.17%	0.17%	1.46%	6.91%	470,206	16%
2015	23.87	0.34	0.95	1.29	-	-	-	25.16	0.16%	0.16%	1.39%	5.40%	434,271	18%
2014	21.14	0.32	2.41	2.73	-	-	-	23.87	0.17%	0.17%	1.42%	12.90%	383,325	13%
2013	15.88	0.27	4.99	5.26	-	-	-	21.14	0.18%	0.17%	1.48%	33.17%	292,573	14%
PD Large-Cap Value Index
2018 (7)	$29.08	$0.32	($0.83)	($0.51)	$-	$-	$-	$28.57	0.17%	0.17%	2.26%	(1.77%)	$692,551	16%
2017	25.63	0.62	2.83	3.45	-	-	-	29.08	0.18%	0.18%	2.31%	13.48%	693,741	18%
2016	21.90	0.59	3.14	3.73	-	-	-	25.63	0.16%	0.16%	2.55%	17.00%	564,780	25%
2015	22.76	0.51	(1.37)	(0.86)	-	-	-	21.90	0.16%	0.16%	2.29%	(3.77%)	506,423	19%
2014	20.11	0.45	2.20	2.65	-	-	-	22.76	0.16%	0.16%	2.13%	13.19%	474,521	15%
2013	15.21	0.39	4.51	4.90	-	-	-	20.11	0.17%	0.17%	2.16%	32.23%	364,818	13%
PD Small-Cap Growth Index
2018 (7)	$29.40	$0.07	$2.77	$2.84	$-	$-	$-	$32.24	0.22%	0.22%	0.48%	9.64%	$43,282	28%
2017	24.11	0.16	5.13	5.29	-	-	-	29.40	0.23%	0.23%	0.62%	21.95%	113,300	33%
2016	21.67	0.18	2.26	2.44	-	-	-	24.11	0.20%	0.20%	0.81%	11.27%	137,759	40%
2015	22.02	0.13	(0.48)	(0.35)	-	-	-	21.67	0.19%	0.19%	0.55%	(1.60%)	113,020	36%
2014	20.90	0.10	1.02	1.12	-	-	-	22.02	0.21%	0.21%	0.50%	5.39%	91,325	37%
2013	14.62	0.10	6.18	6.28	-	-	-	20.90	0.22%	0.21%	0.55%	42.88%	67,614	44%
PD Small-Cap Value Index
2018 (7)	$25.56	$0.20	$1.19	$1.39	$-	$-	$-	$26.95	0.21%	0.21%	1.57%	5.43%	$97,003	25%
2017	23.76	0.44	1.36	1.80	-	-	-	25.56	0.21%	0.21%	1.83%	7.59%	194,343	37%
2016	18.09	0.42	5.25	5.67	-	-	-	23.76	0.19%	0.19%	2.13%	31.35%	227,623	35%
2015	19.56	0.38	(1.85)	(1.47)	-	-	-	18.09	0.19%	0.19%	2.00%	(7.50%)	145,971	31%
2014	18.80	0.36	0.40	0.76	-	-	-	19.56	0.19%	0.19%	1.91%	4.00%	138,346	32%
2013	14.00	0.32	4.48	4.80	-	-	-	18.80	0.21%	0.21%	1.92%	34.35%	102,087	41%

See Notes to Financial Statements	See explanation of references on B-7

B-6

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period, ended were as follows:

	Selected Per Share Data								Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD Emerging Markets
2018 (7)	$18.63	$0.18	($1.59)	($1.41)	$-	$-	$-	$17.22	0.50%	0.50%	1.95%	(7.60%)	$199,429	7%
2017	13.65	0.28	4.70	4.98	-	-	-	18.63	0.53%	0.53%	1.70%	36.49%	210,750	13%
2016	12.20	0.24	1.21	1.45	-	-	-	13.65	0.58%	0.58%	1.78%	11.93%	127,550	13%
2015	14.51	0.24	(2.55)	(2.31)	-	-	-	12.20	0.62%	0.62%	1.74%	(15.96%)	114,358	25%
2014	14.79	0.28	(0.56)	(0.28)	-	-	-	14.51	0.59%	0.59%	1.85%	(1.88%)	115,450	12%
2013	15.25	0.24	(0.70)	(0.46)	-	-	-	14.79	0.69%	0.69%	1.66%	(3.00%)	90,717	1%
PD International Large-Cap
2018 (7)	$19.28	$0.36	($0.87)	($0.51)	$-	$-	$-	$18.77	0.25%	0.25%	3.70%	(2.64%)	$582,867	5%
2017	15.41	0.45	3.42	3.87	-	-	-	19.28	0.26%	0.26%	2.59%	25.07%	482,781	10%
2016	14.94	0.42	0.05	0.47	-	-	-	15.41	0.26%	0.26%	2.83%	3.14%	441,188	6%
2015	15.43	0.40	(0.89)	(0.49)	-	-	-	14.94	0.26%	0.26%	2.56%	(3.14%)	397,781	6%
2014	16.30	0.49	(1.36)	(0.87)	-	-	-	15.43	0.27%	0.27%	3.03%	(5.34%)	348,426	4%
2013	13.54	0.40	2.36	2.76	-	-	-	16.30	0.28%	0.28%	2.68%	20.39%	272,089	1%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For Funds that commenced operations after January 1, 2013, the first date reported represents the commencement date of operations for the Fund.
(3)	Since January 1, 2013, no dividends and capital gains distributions have been made by the Funds under the current dividend and distribution policy (see Note 2B in Note to Financial Statements).
(4)	The ratios for periods of less than one full year are annualized.
(5)	The ratios of expenses after expense reductions to average daily net assets are after adviser expense reimbursements, if any. The investment adviser to the Trust reimbursed certain operating expenses under the expense limitation agreements and such agreements expired on April 30, 2013. The PD Aggregate Bond Index, PD Large-Cap Value Index, and PD Small-Cap Value Index Portfolios had expense reimbursements for the fiscal year ended December 31, 2013 that are not reflected in the above table due to rounding.
(6)	Total returns for periods of less than one full year are not annualized.
(7)	Unaudited for the six-month period ended June 30, 2018.

See Notes to Financial Statements

B-7

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of June 30, 2018, the Trust was comprised of fifty-six separate funds, nine of which are presented in these financial statements (each individually a “Fund,” and collectively the “Funds” or the “Pacific Dynamix Underlying Funds”): PD 1-3 Year Corporate Bond Portfolio, PD Aggregate Bond Index Portfolio, PD High Yield Bond Market Portfolio, PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio, PD Small-Cap Value Index Portfolio, PD Emerging Markets Portfolio, and PD International Large-Cap Portfolio.

The Pacific Dynamix Underlying Funds currently offer Class P shares only.

Presently, only the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, and Pacific Dynamix — Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”) and the Investment Adviser and certain of its affiliates can invest in the Pacific Dynamix Underlying Funds.

There is a separate semi-annual report containing the financial statements for the Pacific Dynamix Portfolios, which is available without charge. For information on how to obtain the semi-annual report for the Pacific Dynamix Portfolios, see the Where to Go for More Information section of this report on page D-2.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Pacific Dynamix Underlying Fund presented in these financial statements is treated as a partnership for Federal income tax purposes. As partnerships, none of these Funds are required to distribute taxable income and capital gains (see Note 10). No dividend and capital gain distributions have been made by the Pacific Dynamix Underlying Funds under the current dividend and distribution policy.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. EXPENSE ALLOCATION

General expenses of the Trust are allocated to each Fund in proportion to its relative average daily net assets. Expenses directly attributable to a particular Fund are charged directly to that Fund.

C-1

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. NEW PRONOUNCEMENTS

On March 30, 2017, the FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities, which requires the premium associated with the purchase of callable debt securities be amortized to the earliest call date and no longer amortized through the contractual life of the instrument. The changes are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of this ASU and its impact on the financial statements.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund presented in these financial statements is divided into shares. The price per share of a Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

C-2

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, option contracts, and swap agreements for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Trust’s Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Investments in Mutual Funds and Variable Insurance Trusts

Fund investments in affiliated or unaffiliated mutual funds (and/or variable insurance trusts) are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of June 30, 2018, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

C-3

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic, and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

C-4

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

C-5

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. The exact time frame for the implementation of Brexit is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk, and geographic focus risk, among other risks.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to

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(Unaudited)

timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Segregation and Collateral

If a Fund engages in certain transactions such as derivative investments, repurchase agreements, securities lending transactions, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile

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(Unaudited)

than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following Funds entered into futures contracts for the reasons described: The PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios utilized futures contracts to provide market exposure proportionate to the size of each Fund’s cash flows and residual cash balances. The PD International Large-Cap Portfolio entered into exchange traded index futures to equitize large flows of cash.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in

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(Unaudited)

currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

None of the Funds presented in these financial statements held forward foreign currency contracts as of June 30, 2018.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Equity contracts	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts

The following is a summary of fair values of investments in equity futures contracts disclosed in the Trust’s Statements of Assets and Liabilities, as of June 30, 2018:

Total Value of Equity Contracts* as of June 30, 2018
Portfolio	Liabilities
PD Large-Cap Growth Index	($59,766)
PD Large-Cap Value Index	(148,734)
PD Small-Cap Growth Index	(2,086)
PD Small-Cap Value Index	(24,084)

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Schedules of Investments.

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investment Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Equity contracts	Net realized gain (loss) on futures contract transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Foreign currency contracts	Net realized gain (loss) on foreign currency transactions

The following is a summary of each Fund’s realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended June 30, 2018:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations		Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
Portfolio	Total	Equity Contracts	Equity Contracts
PD Large-Cap Growth Index	($94,418)	($94,418)	($47,633)
PD Large-Cap Value Index	410,040	410,040	(170,457)
PD Small-Cap Growth Index	41,300	41,300	(4,723)
PD Small-Cap Value Index	90,141	90,141	(31,040)
PD International Large-Cap	(145,198)	(145,198)	-

The following is a summary of the average number of positions and values of futures contracts for the period ended June 30, 2018:

	Average Derivative Positions and Value of Futures Contracts
Portfolio	Number of Positions	Value
PD Large-Cap Growth Index	2	($130,703)
PD Large-Cap Value Index	2	(74,215)
PD Small-Cap Growth Index	1	(3,098)
PD Small-Cap Value Index	1	(17,371)

The table shown above and the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of futures contracts for each applicable Fund for the period ended June 30, 2018.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties.

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(Unaudited)

These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

Certain Funds held financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements). Certain Funds presented in these financial statements had investments in repurchase agreements. The gross value and related collateral for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each applicable Fund presented in these financial statements exceeded the value of the repurchase agreements as of June 30, 2018.

6. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”) serves as Investment Adviser to each Fund of the Trust. PLFA receives investment advisory fees from each Fund which are based on the following annual percentages of the average daily net assets of each Fund. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise each of the Funds presented in these financial statements. PLFA, as Investment Adviser to each Fund of the Trust, pays management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of June 30, 2018, the investment advisory fees that PLFA receives from each Fund based upon an annual percentage of the average daily net assets of each Fund, and the sub-adviser of each Fund, are as follows:

Portfolio	Investment Advisory Fee Rate	Sub-Adviser(s)
PD 1-3 Year Corporate Bond	0.20% on first $50 million 0.19% on next $50 million 0.14% on excess	SSGA Funds Management, Inc.
PD Aggregate Bond Index	0.16% on first $50 million 0.15% on next $50 million 0.14% on excess	SSGA Funds Management, Inc.
PD High Yield Bond Market	0.35% on first $50 million 0.22% on next $50 million 0.14% on excess	SSGA Funds Management, Inc.
PD Large-Cap Growth Index PD Large-Cap Value Index PD Small-Cap Growth Index PD Small-Cap Value Index	0.14% on first $300 million 0.12% on excess	BlackRock Investment Management, LLC
PD Emerging Markets	0.60% on first $50 million 0.35% on excess	Dimensional Fund Advisors LP
PD International Large-Cap	0.25% on first $100 million 0.20% on excess	Dimensional Fund Advisors LP

Pursuant to an Agreement for Administration and Support Services (the “Administration Agreement”), Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Administration Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Trust’s legal existence, shareholders’

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent for all Class P shares of the Pacific Dynamix Underlying Funds and is compensated by the Trust for these services.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser and Pacific Life are related parties. The advisory fees earned by the Investment Adviser and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the period ended June 30, 2018 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2018 are presented in the Statements of Assets and Liabilities.

B. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. An independent trustee who defers compensation has the ability to select credit rate options that track the performance, at NAV of Class I shares of the Trust or at NAV of Class A of certain series of the Pacific Funds Series Trust without a sales load. Pacific Funds Series Trust is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Investment Adviser to Pacific Funds Series Trust. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For period ended June 30, 2018, such expenses decreased by $1,704 for all applicable Funds presented in these financial statements as a result of the market value appreciation on such accounts. As of June 30, 2018, the total amount in the DCP Liability accounts was $33,034 for all applicable Funds presented in these financial statements.

C. OFFICERS OF THE TRUST

All officers of the Trust are also officers of Pacific Life and/or PLFA and received no compensation from the Trust.

D. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

E. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board will be asked to determine that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended June 30, 2018, there were no purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act.

8. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is the higher of the Federal Funds effective rate or the One-Month London Interbank Offered Rates (“LIBOR”) rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of June 30, 2018, the actual interest rate on borrowing by the Trust was 2.81%. The committed line of credit will expire on October 31, 2018 unless renewed and is available to all Funds presented in these financial statements except the PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, and PD High Yield Bond Market Portfolios. The commitment fees and interest incurred by each applicable Fund presented in these financial statements are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

the interest expenses are charged directly to the applicable Fund. During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable Fund had a loan outstanding were as follows:

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
PD Large-Cap Growth Index	3.13%	$1,232,045
PD Small-Cap Growth Index	3.13%	3,031,432
PD Small-Cap Value Index	3.23%	111,333
PD Emerging Markets	2.83%	304,132
PD International Large Cap	3.04%	122,901

None of the Funds presented in these financial statements had a loan outstanding in connection with this revolving line of credit agreement as of June 30, 2018.

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2018 are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
PD Aggregate Bond Index	$261,554,584	$218,452,107

	Other Securities
Portfolio	Purchases	Sales
PD 1-3 Year Corporate Bond	$74,556,201	$65,188,905
PD Aggregate Bond Index	45,339,897	26,581,339
PD High Yield Bond Market	35,980,857	26,163,383
PD Large-Cap Growth Index	133,347,474	111,045,874
PD Large-Cap Value Index	124,971,914	108,718,464

	Other Securities
Portfolio	Purchases	Sales
PD Small-Cap Growth Index	$20,216,503	$94,232,789
PD Small-Cap Value Index	33,641,658	130,158,772
PD Emerging Markets	18,935,873	14,004,961
PD International Large-Cap	144,588,858	25,185,375

10. FEDERAL INCOME TAX INFORMATION

Each Pacific Dynamix Underlying Fund is treated as a partnership for Federal income tax purposes. A Fund that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund are instead “passed through” pro rata to the insurance companies whose separate accounts invest in the Fund and retain the same character for Federal income tax purposes. An insurance company may benefit from this tax treatment. No dividends and capital gains distributions have been made by the Pacific Dynamix Underlying Funds under the current dividend and distribution policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes (see Note 2B).

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of June 30, 2018, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (2)	Unrealized Appreciation (Depreciation)
PD 1-3 Year Corporate Bond	$220,363,317	$486,240	($3,219,106)	($2,732,866)	$-	($2,732,866)
PD Aggregate Bond Index	1,098,068,969	5,127,051	(26,307,194)	(21,180,143)	-	(21,180,143)
PD High Yield Bond Market	195,066,991	3,493,283	(6,094,640)	(2,601,357)	-	(2,601,357)
PD Large-Cap Growth Index	431,102,534	252,750,021	(3,336,248)	249,413,773	(59,766)	249,354,007
PD Large-Cap Value Index	608,512,371	112,100,360	(28,987,719)	83,112,641	(148,734)	82,963,907
PD Small-Cap Growth Index	36,593,769	7,952,444	(1,244,061)	6,708,383	(2,086)	6,706,297
PD Small-Cap Value Index	87,662,652	13,200,823	(3,820,198)	9,380,625	(24,084)	9,356,541
PD Emerging Markets	176,960,860	39,418,676	(16,926,675)	22,492,001	-	22,492,001
PD International Large-Cap	523,327,670	88,925,725	(30,611,960)	58,313,765	-	58,313,765

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.
(2)	Other includes net appreciation or depreciation on derivatives, if any.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after December 31, 2013.

C-12

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

11. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended June 30, 2018 and the fiscal year ended December 31, 2017 were as follows:

	Period Ended June 30, 2018	Year Ended December 31, 2017	Period Ended June 30, 2018	Year Ended December 31, 2017	Period Ended June 30, 2018	Year Ended December 31, 2017
	PD 1-3 Year Corporate Bond Portfolio		PD Aggregate Bond Index Portfolio		PD High Yield Bond Market Portfolio
Class P
Shares sold	773,836	3,435,979	4,710,520	12,840,899	411,131	1,728,967
Shares repurchased	(274,512)	(134,924)	(982,926)	(2,227,744)	(172,336)	(168,350)
Net increase (decrease)	499,324	3,301,055	3,727,594	10,613,155	238,795	1,560,617
Shares outstanding, beginning of year or period	20,390,238	17,089,183	83,933,726	73,320,571	12,565,499	11,004,882
Shares outstanding, end of year or period	20,889,562	20,390,238	87,661,320	83,933,726	12,804,294	12,565,499

	PD Large-Cap Growth Index Portfolio		PD Large-Cap Value Index Portfolio		PD Small-Cap Growth Index Portfolio
Class P
Shares sold	1,542,159	1,483,543	825,615	2,924,217	132,246	189,794
Shares repurchased	(945,508)	(1,360,764)	(437,095)	(1,108,678)	(2,642,888)	(2,049,839)
Net increase (decrease)	596,651	122,779	388,520	1,815,539	(2,510,642)	(1,860,045)
Shares outstanding, beginning of year or period	17,604,176	17,481,397	23,853,702	22,038,163	3,853,188	5,713,233
Shares outstanding, end of year or period	18,200,827	17,604,176	24,242,222	23,853,702	1,342,546	3,853,188

	PD Small-Cap Value Index Portfolio		PD Emerging Markets Portfolio		PD International Large-Cap Portfolio
Class P
Shares sold	286,730	550,216	822,030	2,928,396	6,712,838	1,003,290
Shares repurchased	(4,290,024)	(2,527,918)	(549,110)	(961,063)	(700,549)	(4,583,636)
Net increase (decrease)	(4,003,294)	(1,977,702)	272,920	1,967,333	6,012,289	(3,580,346)
Shares outstanding, beginning of year or period	7,602,536	9,580,238	11,311,063	9,343,730	25,046,487	28,626,833
Shares outstanding, end of year or period	3,599,242	7,602,536	11,583,983	11,311,063	31,058,776	25,046,487

C-13

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2018 to June 30, 2018.

ACTUAL EXPENSES

The first line of the table below for each Fund provides information about actual account values and actual expenses based on each Fund’s actual performance and each Fund’s actual expenses. The “Ending Account Value at 06/30/18” column shown is derived from the Fund’s actual performance; the “Annualized Expense Ratio” column shows the Fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/18-06/30/18” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2018 to June 30, 2018.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each Fund in your account, simply divide that Fund’s value by $1,000.00 (for example, an $8,600.00 Fund value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/18-06/30/18.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual Fund’s expenses. It assumes that the Fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the Fund to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/18	Ending Account Value at 06/30/18	Annualized Expense Ratio	Expenses Paid During the Period 01/01/18- 06/30/18 (1)
PD 1-3 Year Corporate Bond
Actual	$1,000.00	$999.70	0.22%	$1.09
Hypothetical	$1,000.00	$1,023.70	0.22%	$1.10

PD Aggregate Bond Index
Actual	$1,000.00	$982.40	0.20%	$0.98
Hypothetical	$1,000.00	$1,023.80	0.20%	$1.00

PD High Yield Bond Market
Actual	$1,000.00	$999.20	0.31%	$1.54
Hypothetical	$1,000.00	$1,023.26	0.31%	$1.56

PD Large-Cap Growth Index
Actual	$1,000.00	$1,070.70	0.17%	$0.87
Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85

PD Large-Cap Value Index
Actual	$1,000.00	$982.30	0.17%	$0.84
Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85

Portfolio	Beginning Account Value at 01/01/18	Ending Account Value at 06/30/18	Annualized Expense Ratio	Expenses Paid During the Period 01/01/18- 06/30/18 (1)
PD Small-Cap Growth Index
Actual	$1,000.00	$1,096.40	0.22%	$1.14
Hypothetical	$1,000.00	$1,023.70	0.22%	$1.10

PD Small-Cap Value Index
Actual	$1,000.00	$1,054.30	0.21%	$1.07
Hypothetical	$1,000.00	$1,023.75	0.21%	$1.05

PD Emerging Markets
Actual	$1,000.00	$924.00	0.50%	$2.39
Hypothetical	$1,000.00	$1,022.32	0.50%	$2.51

PD International Large-Cap
Actual	$1,000.00	$973.60	0.25%	$1.22
Hypothetical	$1,000.00	$1,023.55	0.25%	$1.25

(1)

Expenses paid during the six-month period are equal to the Fund’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.

D-1

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of Fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s website at http://www.pacificlife.com/pacificselectfund.htm. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to Fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectuses and Statement of Additional Information (“SAI”). The prospectuses and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to Fund securities is described in the Trust’s SAI.

How to Obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies), annual and semi-annual reports, and complete schedules of investments are available:

•	On the Trust’s website at http://www.pacificlife.com/pacificselectfund.htm

•	On the SEC’s website at http://www.sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Annuity Financial Advisors: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-347-7787

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

6 a.m. through 5 p.m. Pacific Time (Monday through Friday)

D-2

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule I.

(b) Not applicable.

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.8%

Basic Materials - 2.1%

Air Products & Chemicals Inc	25,696	$4,001,638
Albemarle Corp	12,695	1,197,519
CF Industries Holdings Inc	26,769	1,188,544
DowDuPont Inc	270,536	17,833,733
Eastman Chemical Co	16,390	1,638,344
FMC Corp	15,414	1,375,083
Freeport-McMoRan Inc	157,572	2,719,693
International Flavors & Fragrances Inc	9,057	1,122,706
International Paper Co	48,323	2,516,662
LyondellBasell Industries NV ‘A’	37,581	4,128,273
Newmont Mining Corp	62,607	2,360,910
Nucor Corp	37,343	2,333,937
PPG Industries Inc	29,185	3,027,360
Praxair Inc	33,568	5,308,779
The Mosaic Co	40,231	1,128,480
The Sherwin-Williams Co	9,626	3,923,269

		55,804,930

Communications - 14.7%

Alphabet Inc ‘A’ *	34,818	39,316,137
Alphabet Inc ‘C’ *	35,368	39,458,309
Amazon.com Inc *	46,942	79,792,012
AT&T Inc	844,260	27,109,189
Booking Holdings Inc *	5,624	11,400,354
CBS Corp ‘B’	39,566	2,224,401
CenturyLink Inc	114,781	2,139,518
Charter Communications Inc ‘A’ *	21,636	6,343,892
Cisco Systems Inc	548,450	23,599,803
Comcast Corp ‘A’	535,666	17,575,201
Discovery Communications Inc ‘A’ *	19,126	525,965
Discovery Communications Inc ‘C’ *	39,306	1,002,303
DISH Network Corp ‘A’ *	26,151	878,935
eBay Inc *	107,957	3,914,521
Expedia Group Inc	13,978	1,680,016
F5 Networks Inc *	7,084	1,221,636
Facebook Inc ‘A’ *	279,544	54,320,990
Juniper Networks Inc	41,413	1,135,544
Motorola Solutions Inc	19,059	2,217,896
Netflix Inc *	50,685	19,839,630
News Corp ‘A’	44,432	688,696
News Corp ‘B’	13,598	215,528
Omnicom Group Inc	26,401	2,013,604
Symantec Corp	71,122	1,468,669
The Interpublic Group of Cos Inc	44,109	1,033,915
The Walt Disney Co	173,493	18,183,801
TripAdvisor Inc *	12,351	688,074
Twenty-First Century Fox Inc ‘A’	124,533	6,188,045
Twenty-First Century Fox Inc ‘B’	49,701	2,448,768
Twitter Inc *	76,380	3,335,515
VeriSign Inc *	11,185	1,537,043
Verizon Communications Inc	481,454	24,221,951
Viacom Inc ‘B’	40,483	1,220,967

		398,940,828

Consumer, Cyclical - 8.1%

Advance Auto Parts Inc	8,481	1,150,872
Alaska Air Group Inc	14,103	851,680
American Airlines Group Inc	48,307	1,833,734
Aptiv PLC	31,034	2,843,645
AutoZone Inc *	3,125	2,096,656
Best Buy Co Inc	28,431	2,120,384
BorgWarner Inc	22,691	979,344
CarMax Inc *	20,743	1,511,542
Carnival Corp	47,763	2,737,298
Chipotle Mexican Grill Inc *	2,816	1,214,738
Copart Inc *	23,543	1,331,592

	Shares	Value

Costco Wholesale Corp	51,126	$10,684,311
Darden Restaurants Inc	14,172	1,517,254
Delta Air Lines Inc	75,604	3,745,422
Dollar General Corp	29,597	2,918,264
Dollar Tree Inc *	27,837	2,366,145
DR Horton Inc	40,524	1,661,484
Fastenal Co	34,010	1,636,901
Foot Locker Inc	13,904	732,046
Ford Motor Co	456,514	5,053,610
General Motors Co	148,009	5,831,555
Genuine Parts Co	16,832	1,545,009
Hanesbrands Inc	41,382	911,232
Harley-Davidson Inc	19,309	812,523
Hasbro Inc	12,968	1,197,076
Hilton Worldwide Holdings Inc	32,476	2,570,800
Kohl’s Corp	19,275	1,405,147
L Brands Inc	28,174	1,039,057
Leggett & Platt Inc	15,164	676,921
Lennar Corp ‘A’	32,330	1,697,325
LKQ Corp *	35,550	1,134,045
Lowe’s Cos Inc	95,953	9,170,228
Macy’s Inc	36,332	1,359,907
Marriott International Inc ‘A’	34,448	4,361,117
Mattel Inc	38,589	633,631
McDonald’s Corp	91,459	14,330,711
MGM Resorts International	58,410	1,695,642
Michael Kors Holdings Ltd *	17,450	1,162,170
Mohawk Industries Inc *	7,532	1,613,882
Newell Brands Inc	55,659	1,435,446
NIKE Inc ‘B’	149,751	11,932,160
Nordstrom Inc	13,386	693,127
Norwegian Cruise Line Holdings Ltd *	23,650	1,117,463
O’Reilly Automotive Inc *	9,596	2,625,178
PACCAR Inc	41,228	2,554,487
PulteGroup Inc	30,355	872,706
PVH Corp	8,830	1,322,028
Ralph Lauren Corp	6,358	799,328
Ross Stores Inc	43,834	3,714,931
Royal Caribbean Cruises Ltd	19,618	2,032,425
Southwest Airlines Co	62,050	3,157,104
Starbucks Corp	161,194	7,874,327
Tapestry Inc	33,892	1,583,095
Target Corp	62,359	4,746,767
The Gap Inc	24,994	809,556
The Goodyear Tire & Rubber Co	27,573	642,175
The Home Depot Inc	134,631	26,266,508
The TJX Cos Inc	73,303	6,976,980
Tiffany & Co	11,686	1,537,878
Tractor Supply Co	14,349	1,097,555
Ulta Salon Cosmetics & Fragrance Inc *	6,642	1,550,641
Under Armour Inc ‘A’ *	19,552	439,529
Under Armour Inc ‘C’ *	23,137	487,728
United Continental Holdings Inc *	27,747	1,934,798
VF Corp	38,485	3,137,297
Walgreens Boots Alliance Inc	99,603	5,977,674
Walmart Inc	168,613	14,441,703
Whirlpool Corp	7,702	1,126,263
WW Grainger Inc	5,856	1,805,990
Wynn Resorts Ltd	9,931	1,661,854
Yum! Brands Inc	38,135	2,982,920

		221,472,521

Consumer, Non-Cyclical - 21.2%

Abbott Laboratories	204,301	12,460,318
AbbVie Inc	176,721	16,373,201
ABIOMED Inc *	4,950	2,024,797
Aetna Inc	38,181	7,006,213
Alexion Pharmaceuticals Inc *	26,008	3,228,893
Align Technology Inc *	8,430	2,884,240
Allergan PLC	39,574	6,597,777

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-1

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Altria Group Inc	220,727	$12,535,086
AmerisourceBergen Corp	18,642	1,589,603
Amgen Inc	77,608	14,325,661
Anthem Inc	29,745	7,080,202
Archer-Daniels-Midland Co	65,379	2,996,320
Automatic Data Processing Inc	51,337	6,886,345
Avery Dennison Corp	10,094	1,030,597
Baxter International Inc	57,728	4,262,635
Becton Dickinson & Co	31,142	7,460,377
Biogen Inc *	24,623	7,146,579
Boston Scientific Corp *	160,813	5,258,585
Bristol-Myers Squibb Co	190,505	10,542,547
Brown-Forman Corp ‘B’	30,019	1,471,231
Campbell Soup Co	22,057	894,191
Cardinal Health Inc	36,092	1,762,372
Celgene Corp *	82,520	6,553,738
Centene Corp *	23,984	2,955,069
Church & Dwight Co Inc	27,972	1,486,992
Cigna Corp	28,406	4,827,600
Cintas Corp	10,177	1,883,457
Colgate-Palmolive Co	101,645	6,587,612
Conagra Brands Inc	45,962	1,642,222
Constellation Brands Inc ‘A’	19,657	4,302,328
Coty Inc ‘A’	54,212	764,389
CVS Health Corp	118,595	7,631,588
Danaher Corp	71,616	7,067,067
DaVita Inc *	16,708	1,160,204
DENTSPLY SIRONA Inc	26,347	1,153,208
Ecolab Inc	30,293	4,251,017
Edwards Lifesciences Corp *	24,596	3,580,440
Eli Lilly & Co	111,241	9,492,195
Envision Healthcare Corp *	13,830	608,658
Equifax Inc	14,214	1,778,314
Express Scripts Holding Co *	65,437	5,052,391
FleetCor Technologies Inc *	10,458	2,202,978
Gartner Inc *	10,813	1,437,048
General Mills Inc	69,296	3,067,041
Gilead Sciences Inc	151,681	10,745,082
Global Payments Inc	18,712	2,086,201
H&R Block Inc	24,011	546,971
HCA Healthcare Inc	32,646	3,349,480
Henry Schein Inc *	17,620	1,279,917
Hologic Inc *	31,703	1,260,194
Hormel Foods Corp	30,984	1,152,915
Humana Inc	16,068	4,782,319
IDEXX Laboratories Inc *	10,238	2,231,270
IHS Markit Ltd *	41,529	2,142,481
Illumina Inc *	17,164	4,793,734
Incyte Corp *	20,151	1,350,117
Intuitive Surgical Inc *	13,213	6,322,156
IQVIA Holdings Inc *	18,862	1,882,805
Johnson & Johnson	312,402	37,906,859
Kellogg Co	29,375	2,052,431
Kimberly-Clark Corp	40,773	4,295,028
Laboratory Corp of America Holdings *	11,984	2,151,488
McCormick & Co Inc	14,398	1,671,464
McKesson Corp	23,664	3,156,778
Medtronic PLC	157,797	13,509,001
Merck & Co Inc	313,471	19,027,690
Molson Coors Brewing Co ‘B’	21,177	1,440,883
Mondelez International Inc ‘A’	172,018	7,052,738
Monster Beverage Corp *	47,440	2,718,312
Moody’s Corp	19,447	3,316,880
Mylan NV *	60,372	2,181,844
Nektar Therapeutics *	18,462	901,499
Nielsen Holdings PLC	38,444	1,189,073
PayPal Holdings Inc *	130,142	10,836,924
PepsiCo Inc	165,262	17,992,074
Perrigo Co PLC	15,028	1,095,691
Pfizer Inc	682,987	24,778,768

	Shares	Value

Philip Morris International Inc	181,294	$14,637,678
Quanta Services Inc *	17,639	589,143
Quest Diagnostics Inc	16,055	1,765,087
Regeneron Pharmaceuticals Inc *	9,055	3,123,884
ResMed Inc	16,395	1,698,194
Robert Half International Inc	14,254	927,935
S&P Global Inc	29,392	5,992,735
Stryker Corp	37,421	6,318,910
Sysco Corp	55,928	3,819,323
The Clorox Co	15,265	2,064,591
The Coca-Cola Co	446,095	19,565,727
The Cooper Cos Inc	5,621	1,323,464
The Estee Lauder Cos Inc ‘A’	26,114	3,726,207
The Hershey Co	16,131	1,501,151
The JM Smucker Co	13,023	1,399,712
The Kraft Heinz Co	69,985	4,396,458
The Kroger Co	95,213	2,708,810
The Procter & Gamble Co	292,956	22,868,145
The Western Union Co	52,806	1,073,546
Thermo Fisher Scientific Inc	46,874	9,709,480
Total System Services Inc	19,591	1,655,831
Tyson Foods Inc ‘A’	34,915	2,403,898
United Rentals Inc *	9,692	1,430,733
UnitedHealth Group Inc	111,915	27,457,226
Universal Health Services Inc ‘B’	9,979	1,112,060
Varian Medical Systems Inc *	10,470	1,190,648
Verisk Analytics Inc *	18,284	1,968,090
Vertex Pharmaceuticals Inc *	29,757	5,057,500
Zimmer Biomet Holdings Inc	23,782	2,650,266
Zoetis Inc	56,531	4,815,876

		575,456,701

Energy - 6.3%

Anadarko Petroleum Corp	60,252	4,413,459
Andeavor	16,221	2,127,871
Apache Corp	45,049	2,106,041
Baker Hughes a GE Co	48,444	1,600,105
Cabot Oil & Gas Corp	52,874	1,258,401
Chevron Corp	222,664	28,151,410
Cimarex Energy Co	10,944	1,113,443
Concho Resources Inc *	17,508	2,422,232
ConocoPhillips	136,318	9,490,459
Devon Energy Corp	60,361	2,653,470
EOG Resources Inc	67,377	8,383,720
EQT Corp	29,488	1,627,148
Exxon Mobil Corp	493,265	40,807,814
Halliburton Co	102,173	4,603,915
Helmerich & Payne Inc	12,482	795,852
Hess Corp	30,708	2,054,058
HollyFrontier Corp	20,515	1,403,841
Kinder Morgan Inc	222,103	3,924,560
Marathon Oil Corp	100,180	2,089,755
Marathon Petroleum Corp	53,676	3,765,908
National Oilwell Varco Inc	44,872	1,947,445
Newfield Exploration Co *	22,938	693,875
Noble Energy Inc	56,455	1,991,732
Occidental Petroleum Corp	89,198	7,464,089
ONEOK Inc	48,077	3,357,217
Phillips 66	48,885	5,490,274
Pioneer Natural Resources Co	19,891	3,764,173
Schlumberger Ltd	161,448	10,821,859
TechnipFMC PLC (United Kingdom)	50,283	1,595,982
The Williams Cos Inc	97,339	2,638,860
Valero Energy Corp	50,186	5,562,114

		170,121,082

Financial - 17.9%

Affiliated Managers Group Inc	6,247	928,741
Aflac Inc	90,605	3,897,827
Alexandria Real Estate Equities Inc REIT	12,218	1,541,545

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-2

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Alliance Data Systems Corp	5,532	$1,290,062
American Express Co	83,197	8,153,306
American International Group Inc	104,747	5,553,686
American Tower Corp REIT	51,437	7,415,672
Ameriprise Financial Inc	16,786	2,348,026
Aon PLC	28,626	3,926,628
Apartment Investment & Management Co ‘A’ REIT	18,059	763,896
Arthur J Gallagher & Co	21,624	1,411,615
Assurant Inc	6,016	622,596
AvalonBay Communities Inc REIT	16,293	2,800,604
Bank of America Corp	1,097,604	30,941,457
BB&T Corp	90,981	4,589,082
Berkshire Hathaway Inc ‘B’ *	224,123	41,832,558
BlackRock Inc	14,375	7,173,700
Boston Properties Inc REIT	18,143	2,275,495
Brighthouse Financial Inc *	11,029	441,932
Capital One Financial Corp	56,785	5,218,541
Cboe Global Markets Inc	12,927	1,345,313
CBRE Group Inc ‘A’ *	34,653	1,654,334
Chubb Ltd	54,224	6,887,532
Cincinnati Financial Corp	17,120	1,144,643
Citigroup Inc	297,267	19,893,108
Citizens Financial Group Inc	55,900	2,174,510
CME Group Inc ‘A’	39,684	6,505,001
Comerica Inc	20,370	1,852,040
Crown Castle International Corp REIT	48,370	5,215,253
Digital Realty Trust Inc REIT	24,127	2,692,091
Discover Financial Services	40,697	2,865,476
Duke Realty Corp REIT	41,038	1,191,333
E*TRADE Financial Corp *	30,552	1,868,560
Equinix Inc REIT	9,271	3,985,510
Equity Residential REIT	43,091	2,744,466
Essex Property Trust Inc REIT	7,802	1,865,224
Everest Re Group Ltd	4,683	1,079,338
Extra Space Storage Inc REIT	15,005	1,497,649
Federal Realty Investment Trust REIT	8,387	1,061,375
Fifth Third Bancorp	79,611	2,284,836
Franklin Resources Inc	37,305	1,195,625
GGP Inc REIT	72,515	1,481,481
HCP Inc REIT	53,880	1,391,182
Host Hotels & Resorts Inc REIT	86,921	1,831,425
Huntington Bancshares Inc	126,820	1,871,863
Intercontinental Exchange Inc	67,556	4,968,744
Invesco Ltd	48,662	1,292,463
Iron Mountain Inc REIT	32,331	1,131,908
Jefferies Financial Group Inc	36,013	818,936
JPMorgan Chase & Co	396,633	41,329,159
KeyCorp	124,444	2,431,636
Kimco Realty Corp REIT	48,942	831,525
Lincoln National Corp	25,052	1,559,487
Loews Corp	30,877	1,490,742
M&T Bank Corp	17,222	2,930,323
Marsh & McLennan Cos Inc	58,920	4,829,672
Mastercard Inc ‘A’	106,743	20,977,134
MetLife Inc	118,923	5,185,043
Mid-America Apartment Communities Inc REIT	13,018	1,310,522
Morgan Stanley	159,361	7,553,711
Nasdaq Inc	13,355	1,218,911
Northern Trust Corp	24,919	2,563,916
People’s United Financial Inc	40,157	726,440
Principal Financial Group Inc	30,907	1,636,526
Prologis Inc REIT	62,258	4,089,728
Prudential Financial Inc	49,190	4,599,757
Public Storage REIT	17,490	3,967,781
Raymond James Financial Inc	15,394	1,375,454
Realty Income Corp REIT	33,616	1,808,205
Regency Centers Corp REIT	17,050	1,058,464
Regions Financial Corp	128,918	2,292,162

	Shares	Value

SBA Communications Corp REIT *	13,366	$2,206,994
Simon Property Group Inc REIT	36,119	6,147,093
SL Green Realty Corp REIT	10,355	1,040,988
State Street Corp	42,746	3,979,225
SunTrust Banks Inc	54,482	3,596,902
SVB Financial Group *	6,233	1,799,841
Synchrony Financial	81,994	2,736,960
T Rowe Price Group Inc	28,049	3,256,208
The Allstate Corp	40,649	3,710,034
The Bank of New York Mellon Corp	117,792	6,352,523
The Charles Schwab Corp	140,019	7,154,971
The Goldman Sachs Group Inc	40,962	9,034,988
The Hartford Financial Services Group Inc	42,014	2,148,176
The Macerich Co REIT	12,452	707,647
The PNC Financial Services Group Inc	54,724	7,393,212
The Progressive Corp	67,698	4,004,337
The Travelers Cos Inc	31,557	3,860,683
Torchmark Corp	12,151	989,213
UDR Inc REIT	30,869	1,158,822
Unum Group	25,414	940,064
US Bancorp	181,845	9,095,887
Ventas Inc REIT	41,861	2,383,984
Visa Inc ‘A’	207,887	27,534,633
Vornado Realty Trust REIT	19,817	1,464,873
Wells Fargo & Co	511,142	28,337,712
Welltower Inc REIT	43,685	2,738,613
Weyerhaeuser Co REIT	88,441	3,224,559
Willis Towers Watson PLC	15,511	2,351,468
XL Group Ltd (Bermuda)	30,445	1,703,398
Zions Bancorp	23,464	1,236,318

		486,974,812

Industrial - 9.3%

3M Co	69,226	13,618,139
Agilent Technologies Inc	37,019	2,289,255
Allegion PLC	10,912	844,152
AMETEK Inc	27,267	1,967,587
Amphenol Corp ‘A’	35,048	3,054,433
AO Smith Corp	16,694	987,450
Arconic Inc	48,748	829,204
Ball Corp	40,134	1,426,764
Caterpillar Inc	69,766	9,465,153
CH Robinson Worldwide Inc	16,041	1,341,990
Corning Inc	97,824	2,691,138
CSX Corp	101,789	6,492,102
Cummins Inc	17,863	2,375,779
Deere & Co	37,825	5,287,935
Dover Corp	17,712	1,296,518
Eaton Corp PLC	51,181	3,825,268
Emerson Electric Co	73,589	5,087,943
Expeditors International of Washington Inc	20,253	1,480,494
FedEx Corp	28,741	6,525,932
FLIR Systems Inc	15,954	829,129
Flowserve Corp	14,995	605,798
Fluor Corp	16,054	783,114
Fortive Corp	35,864	2,765,473
Fortune Brands Home & Security Inc	17,424	935,495
Garmin Ltd	12,695	774,395
General Dynamics Corp	32,194	6,001,284
General Electric Co	1,012,853	13,784,929
Harris Corp	13,981	2,020,814
Honeywell International Inc	87,049	12,539,408
Huntington Ingalls Industries Inc	5,204	1,128,175
Illinois Tool Works Inc	35,650	4,938,951
Ingersoll-Rand PLC	28,663	2,571,931
Jacobs Engineering Group Inc	13,826	877,813
JB Hunt Transport Services Inc	9,818	1,193,378
Johnson Controls International PLC	108,211	3,619,658
Kansas City Southern	11,819	1,252,341
L3 Technologies Inc	9,243	1,777,614
Lockheed Martin Corp	28,917	8,542,949
Martin Marietta Materials Inc	7,442	1,662,022

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-3

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Masco Corp	35,972	$1,346,072
Mettler-Toledo International Inc *	2,922	1,690,757
Norfolk Southern Corp	33,049	4,986,103
Northrop Grumman Corp	20,306	6,248,156
Packaging Corp of America	10,815	1,209,009
Parker-Hannifin Corp	15,646	2,438,429
Pentair PLC (United Kingdom)	18,995	799,310
PerkinElmer Inc	12,689	929,216
Raytheon Co	33,468	6,465,348
Republic Services Inc	25,797	1,763,483
Rockwell Automation Inc	14,660	2,436,932
Rockwell Collins Inc	19,199	2,585,721
Roper Technologies Inc	12,098	3,337,959
Sealed Air Corp	19,174	813,936
Snap-on Inc	6,500	1,044,680
Stanley Black & Decker Inc	18,172	2,413,423
Stericycle Inc *	9,814	640,756
TE Connectivity Ltd	41,043	3,696,333
Textron Inc	30,020	1,978,618
The Boeing Co	63,801	21,405,874
TransDigm Group Inc	5,728	1,976,962
Union Pacific Corp	90,306	12,794,554
United Parcel Service Inc ‘B’	80,429	8,543,973
United Technologies Corp	86,701	10,840,226
Vulcan Materials Co	15,617	2,015,530
Waste Management Inc	46,427	3,776,372
Waters Corp *	9,031	1,748,311
WestRock Co	30,140	1,718,583
Xylem Inc	20,644	1,390,993

		252,527,526

Technology - 16.3%

Accenture PLC ‘A’	74,800	12,236,532
Activision Blizzard Inc	88,823	6,778,971
Adobe Systems Inc *	57,403	13,995,425
Advanced Micro Devices Inc *	94,535	1,417,080
Akamai Technologies Inc *	20,185	1,478,148
Analog Devices Inc	43,334	4,156,597
ANSYS Inc *	9,931	1,729,782
Apple Inc	572,839	106,038,227
Applied Materials Inc	117,793	5,440,859
Autodesk Inc *	25,666	3,364,556
Broadcom Inc	46,795	11,354,339
Broadridge Financial Solutions Inc	13,549	1,559,490
CA Inc	35,848	1,277,981
Cadence Design Systems Inc *	32,453	1,405,539
Cerner Corp *	37,149	2,221,139
Citrix Systems Inc *	14,787	1,550,269
Cognizant Technology Solutions Corp ‘A’	68,304	5,395,333
DXC Technology Co	33,380	2,690,762
Electronic Arts Inc *	35,793	5,047,529
Fidelity National Information Services Inc	38,608	4,093,606
Fiserv Inc *	48,084	3,562,544
Hewlett Packard Enterprise Co	179,770	2,626,440
HP Inc	191,052	4,334,970
Intel Corp	543,097	26,997,352
International Business Machines Corp	99,495	13,899,452
Intuit Inc	28,408	5,803,896
IPG Photonics Corp *	4,342	957,975
KLA-Tencor Corp	17,965	1,841,951
Lam Research Corp	19,160	3,311,806
Microchip Technology Inc	27,469	2,498,306
Micron Technology Inc *	135,211	7,090,465
Microsoft Corp	895,284	88,283,955
MSCI Inc	10,315	1,706,410
NetApp Inc	31,459	2,470,475
NVIDIA Corp	70,750	16,760,675
Oracle Corp	347,784	15,323,363
Paychex Inc	37,445	2,559,366
Qorvo Inc *	14,513	1,163,507
QUALCOMM Inc	172,866	9,701,240
Red Hat Inc *	20,749	2,788,043

	Shares	Value

salesforce.com Inc *	82,284	$11,223,538
Seagate Technology PLC	33,636	1,899,425
Skyworks Solutions Inc	21,477	2,075,752
Synopsys Inc *	17,658	1,510,995
Take-Two Interactive Software Inc *	13,125	1,553,475
Texas Instruments Inc	114,064	12,575,556
Western Digital Corp	34,916	2,702,848
Xerox Corp	24,563	589,512
Xilinx Inc	29,221	1,906,962

		442,952,418

Utilities - 2.9%

AES Corp	76,073	1,020,139
Alliant Energy Corp	26,727	1,131,087
Ameren Corp	28,850	1,755,522
American Electric Power Co Inc	57,280	3,966,640
American Water Works Co Inc	20,478	1,748,412
CenterPoint Energy Inc	49,472	1,370,869
CMS Energy Corp	32,316	1,527,900
Consolidated Edison Inc	36,361	2,835,431
Dominion Energy Inc	76,172	5,193,407
DTE Energy Co	21,147	2,191,464
Duke Energy Corp	81,498	6,444,862
Edison International	38,286	2,422,355
Entergy Corp	21,440	1,732,138
Evergy Inc	32,148	1,805,110
Eversource Energy	37,378	2,190,725
Exelon Corp	112,156	4,777,846
FirstEnergy Corp	52,944	1,901,219
NextEra Energy Inc	54,719	9,139,715
NiSource Inc	39,029	1,025,682
NRG Energy Inc	34,619	1,062,803
PG&E Corp	60,467	2,573,475
Pinnacle West Capital Corp	12,851	1,035,276
PPL Corp	81,998	2,341,043
Public Service Enterprise Group Inc	59,002	3,194,368
SCANA Corp	16,363	630,303
Sempra Energy	30,808	3,577,117
The Southern Co	117,687	5,450,085
WEC Energy Group Inc	36,206	2,340,718
Xcel Energy Inc	59,639	2,724,309

		79,110,020

Total Common Stocks (Cost $1,852,692,823)		2,683,360,838

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $29,489,520; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $30,081,438)	$29,488,659	29,488,659

Total Short-Term Investment (Cost $29,488,659)		29,488,659

TOTAL INVESTMENTS - 99.9% (Cost $1,882,181,482)		2,712,849,497

DERIVATIVES - (0.1%)
(See Note (b) in Notes to Schedule of Investments)		(685,002)

OTHER ASSETS & LIABILITIES, NET - 0.2%		4,524,098

NET ASSETS - 100.0%		$2,716,688,593

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-4

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	21.2%
Financial	17.9%
Technology	16.3%
Communications	14.7%
Industrial	9.3%
Consumer, Cyclical	8.1%
Energy	6.3%
Others (each less than 3.0%)	6.1%

	99.9%
Derivatives	(0.1%	)
Other Assets & Liabilities, Net	0.2%

	100.0%

(b)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/18	248	$34,457,727	$33,772,725	($685,002)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,683,360,838	$2,683,360,838	$-	$-
	Short-Term Investment	29,488,659	-	29,488,659	-

	Total	2,712,849,497	2,683,360,838	29,488,659	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(685,002)	(685,002)	-	-

	Total Liabilities	(685,002)	(685,002)	-	-

	Total	$2,712,164,495	$2,682,675,836	$29,488,659	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-5

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.0%

Basic Materials - 6.6%

AdvanSix Inc *	2,691	$98,571
AgroFresh Solutions Inc *	4,226	29,624
AK Steel Holding Corp *	42,655	185,123
Allegheny Technologies Inc *	16,978	426,487
American Vanguard Corp	3,891	89,298
Carpenter Technology Corp	49,139	2,583,237
Century Aluminum Co *	6,358	100,139
Clearwater Paper Corp *	2,255	52,091
Cleveland-Cliffs Inc *	33,949	286,190
Coeur Mining Inc *	21,245	161,462
Commercial Metals Co	15,774	332,989
Compass Minerals International Inc	377	24,788
Energy Fuels Inc *	9,616	21,828
Ferroglobe Representation & Warranty Insurance Trust * Ω ±	20,210	-
Gold Resource Corp	948	6,247
Hawkins Inc	1,293	45,708
HB Fuller Co	1,755	94,208
Hecla Mining Co	53,768	187,113
Ingevity Corp *	16,812	1,359,418
Innophos Holdings Inc	2,272	108,147
Innospec Inc	3,283	251,314
Intrepid Potash Inc *	12,670	51,947
Kaiser Aluminum Corp	1,068	111,190
Klondex Mines Ltd * (Canada)	6,629	15,313
KMG Chemicals Inc	191	14,092
Koppers Holdings Inc *	784	30,066
Kraton Corp *	351	16,195
Landec Corp *	161,179	2,401,567
Materion Corp	2,716	147,071
Minerals Technologies Inc	37,781	2,846,798
Neenah Inc	376	31,904
OceanaGold Corp (Australia)	578,405	1,605,886
Oil-Dri Corp of America	675	28,445
PH Glatfelter Co	20,141	394,562
PolyOne Corp	568	24,549
PQ Group Holdings Inc *	4,923	88,614
Rayonier Advanced Materials Inc	6,929	118,417
Reliance Steel & Aluminum Co	17,700	1,549,458
Schnitzer Steel Industries Inc ‘A’	3,560	119,972
Schweitzer-Mauduit International Inc	3,392	148,298
Sensient Technologies Corp	2,690	192,470
Shiloh Industries Inc *	1,675	14,573
Smart Sand Inc *	2,984	15,845
Stepan Co	2,736	213,435
Tahoe Resources Inc (NYSE)	22,199	109,219
Tronox Ltd ‘A’	6,817	134,159
United States Lime & Minerals Inc	235	19,717
Universal Stainless & Alloy Products Inc *	935	22,131
US Silica Holdings Inc	4,227	108,592
Valhi Inc	2,919	13,894
Verso Corp ‘A’ *	4,331	94,243
Versum Materials Inc	57,841	2,148,793

		19,275,397

Communications - 3.1%

1-800-Flowers.com Inc ‘A’ *	2,514	31,551
Acacia Communications Inc *	3,181	110,731
ADTRAN Inc	6,508	96,644
ATN International Inc	1,414	74,617
Beasley Broadcast Group Inc ‘A’	438	4,906
Blucora Inc *	1,761	65,157
Calix Inc *	2,903	22,643
Cars.com Inc *	9,805	278,364
Casa Systems Inc *	213	3,478
ChannelAdvisor Corp *	304	4,271

	Shares	Value

Ciena Corp *	19,369	$513,472
Cincinnati Bell Inc *	5,684	89,239
Clear Channel Outdoor Holdings Inc ‘A’	4,802	20,649
Clearfield Inc *	503	5,558
Comtech Telecommunications Corp	3,114	99,274
Consolidated Communications Holdings Inc	9,457	116,889
Daily Journal Corp *	153	35,221
DASAN Zhone Solutions Inc *	738	7,203
eGain Corp *	332	5,013
Entercom Communications Corp ‘A’	17,277	130,441
Entravision Communications Corp ‘A’	7,049	35,245
Finisar Corp *	101,368	1,824,624
Fluent Inc *	4,703	11,522
Frontier Communications Corp	10,675	57,218
Fusion Connect Inc *	2,393	9,428
Gannett Co Inc	15,339	164,127
Gray Television Inc *	10,763	170,055
Harmonic Inc *	10,995	46,729
Hawaiian Telcom Holdco Inc *	889	25,710
Hemisphere Media Group Inc *	1,283	16,807
Houghton Mifflin Harcourt Co *	12,698	97,140
Infinera Corp *	20,160	200,189
Intelsat SA *	5,401	89,981
InterDigital Inc	2,609	211,068
Iridium Communications Inc *	12,961	208,672
KVH Industries Inc *	2,073	27,778
Lands’ End Inc *	1,421	39,646
Leaf Group Ltd *	580	6,293
Liberty Expedia Holdings Inc ‘A’ *	6,861	301,472
Liberty Latin America Ltd ‘A’ * (Chile)	5,853	111,909
Liberty Latin America Ltd ‘C’ * (Chile)	15,314	296,785
Liquidity Services Inc *	3,361	22,015
Maxar Technologies Ltd	7,648	386,377
Meredith Corp	5,338	272,238
MSG Networks Inc ‘A’ *	8,105	194,115
NeoPhotonics Corp *	4,848	30,203
NETGEAR Inc *	3,268	204,250
New Media Investment Group Inc	8,036	148,505
NII Holdings Inc *	11,904	46,426
Oclaro Inc *	22,730	202,979
Perficient Inc *	2,848	75,102
Preformed Line Products Co	406	36,045
RigNet Inc *	1,717	17,685
Saga Communications Inc ‘A’	582	22,407
Scholastic Corp	3,810	168,821
Sinclair Broadcast Group Inc ‘A’	5,203	167,276
Spok Holdings Inc	2,448	36,842
TEGNA Inc	29,240	317,254
Telaria Inc *	3,827	15,461
The EW Scripps Co ‘A’	6,210	83,152
The Meet Group Inc *	9,383	42,036
The New York Times Co ‘A’	3,314	85,833
Value Line Inc	61	1,446
ViaSat Inc *	7,394	485,934
Viavi Solutions Inc *	19,772	202,465
Web.com Group Inc *	458	11,839
WideOpenWest Inc *	4,115	39,751
Windstream Holdings Inc	5,496	28,964

		9,013,140

Consumer, Cyclical - 9.6%

Abercrombie & Fitch Co ‘A’	9,196	225,118
Acushnet Holdings Corp	4,658	113,935
Altra Industrial Motion Corp	1,917	82,623
AMC Entertainment Holdings Inc ‘A’	7,033	111,825
America’s Car-Mart Inc *	534	33,055
American Axle & Manufacturing Holdings Inc *	15,061	234,349
American Eagle Outfitters Inc	2,172	50,499
Anixter International Inc *	3,985	252,250

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-6

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Ascena Retail Group Inc *	23,536	$93,791
AV Homes Inc *	1,200	25,680
Barnes & Noble Education Inc *	5,012	28,268
Barnes & Noble Inc	8,189	52,000
Bassett Furniture Industries Inc	1,374	37,854
Beacon Roofing Supply Inc *	2,381	101,478
Beazer Homes USA Inc *	4,165	61,434
Bed Bath & Beyond Inc	18,169	362,017
Belmond Ltd ‘A’ * (United Kingdom)	10,581	117,978
Big 5 Sporting Goods Corp	2,616	19,882
Big Lots Inc	4,346	181,576
Biglari Holdings Inc ‘A’ *	11	10,450
Biglari Holdings Inc ‘B’ *	131	24,037
Blue Bird Corp *	1,021	22,819
BMC Stock Holdings Inc *	8,631	179,956
Bojangles’ Inc *	2,314	33,322
Boyd Gaming Corp	953	33,031
Brinker International Inc	73,431	3,495,316
Caleres Inc	103,073	3,544,680
Callaway Golf Co	4,232	80,281
Cannae Holdings Inc *	9,182	170,326
Carrols Restaurant Group Inc *	709	10,529
Century Casinos Inc *	3,873	33,889
Century Communities Inc *	3,198	100,897
Chico’s FAS Inc	17,302	140,838
Chuy’s Holdings Inc *	439	13,477
Citi Trends Inc	1,723	47,279
Clarus Corp *	3,144	25,938
CompX International Inc	354	4,673
Conn’s Inc *	1,367	45,111
Cooper Tire & Rubber Co	6,867	180,602
Cooper-Standard Holdings Inc *	2,425	316,875
Core-Mark Holding Co Inc	5,651	128,278
Culp Inc	1,438	35,303
Daktronics Inc	4,772	40,610
Dana Inc	1,521	30,709
Del Frisco’s Restaurant Group Inc *	2,853	35,948
Del Taco Restaurants Inc *	4,231	59,996
Denny’s Corp *	2,133	33,979
Dillard’s Inc ‘A’	1,595	150,727
Dine Brands Global Inc	902	67,470
Drive Shack Inc *	455	3,513
DSW Inc ‘A’	9,347	241,340
El Pollo Loco Holdings Inc *	3,066	34,952
Empire Resorts Inc *	237	4,693
Eros International PLC * (India)	2,314	30,082
Escalade Inc	1,381	19,472
Essendant Inc	5,039	66,616
Ethan Allen Interiors Inc	3,327	81,512
Express Inc *	9,958	91,116
EZCORP Inc ‘A’ *	6,801	81,952
Fiesta Restaurant Group Inc *	652	18,712
Flexsteel Industries Inc	997	39,780
Fossil Group Inc *	4,777	128,358
Foundation Building Materials Inc *	1,542	23,716
Francesca’s Holdings Corp *	4,666	35,228
G-III Apparel Group Ltd *	4,216	187,190
Gaia Inc *	561	11,360
GameStop Corp ‘A’	13,534	197,190
Genesco Inc *	2,626	104,252
Gentherm Inc *	4,946	194,378
GMS Inc *	267	7,233
GNC Holdings Inc ‘A’ *	11,043	38,871
Green Brick Partners Inc *	3,308	32,418
Group 1 Automotive Inc	2,726	171,738
Guess? Inc	7,784	166,578
H&E Equipment Services Inc	945	35,541
Haverty Furniture Cos Inc	2,583	55,793
Hawaiian Holdings Inc	6,810	244,819
Herman Miller Inc	1,206	40,883

	Shares	Value

Hibbett Sports Inc *	2,542	$58,212
Hooker Furniture Corp	861	40,381
Hovnanian Enterprises Inc ‘A’ *	12,442	20,280
ILG Inc	3,547	117,157
Interface Inc	741	17,006
International Speedway Corp ‘A’	3,280	146,616
J Alexander’s Holdings Inc *	1,634	18,219
J. Jill Inc *	2,205	20,595
Jack in the Box Inc	3,323	282,854
JC Penney Co Inc *	42,466	99,370
Johnson Outdoors Inc ‘A’	253	21,386
KB Home	9,218	251,098
Kimball International Inc ‘B’	767	12,395
Kirkland’s Inc *	1,584	18,438
Knoll Inc	475	9,885
La-Z-Boy Inc	9,241	282,775
LCI Industries	13,165	1,186,825
Lifetime Brands Inc	1,502	19,000
Lithia Motors Inc ‘A’	1,233	116,605
Lumber Liquidators Holdings Inc *	758	18,457
M/I Homes Inc *	17,008	450,372
MarineMax Inc *	1,311	24,843
Marriott Vacations Worldwide Corp	327	36,938
MDC Holdings Inc	6,107	187,912
Meritage Homes Corp *	4,888	214,828
Miller Industries Inc	1,376	35,157
Mobile Mini Inc	689	32,314
Modine Manufacturing Co *	5,708	104,171
Monarch Casino & Resort Inc *	327	14,404
Motorcar Parts of America Inc *	2,660	49,769
Movado Group Inc	2,003	96,745
National CineMedia Inc	10,411	87,452
Nautilus Inc *	374	5,872
Navistar International Corp *	6,290	256,129
New York & Co Inc *	1,411	7,224
Nexeo Solutions Inc *	4,353	39,743
Office Depot Inc	75,044	191,362
Papa John’s International Inc	1,655	83,942
Party City Holdco Inc *	4,368	66,612
PC Connection Inc	1,601	53,153
Penn National Gaming Inc *	10,173	341,711
Perry Ellis International Inc *	1,766	47,982
PetIQ Inc *	79	2,122
Pier 1 Imports Inc	10,539	25,083
RCI Hospitality Holdings Inc	325	10,286
Reading International Inc ‘A’ *	2,178	34,739
Red Lion Hotels Corp *	2,184	25,444
Red Robin Gourmet Burgers Inc *	1,750	81,550
Regis Corp *	4,786	79,160
REV Group Inc	47,575	809,251
Rite Aid Corp *	142,075	245,790
Rocky Brands Inc	912	27,360
Rush Enterprises Inc ‘A’ *	2,154	93,441
Rush Enterprises Inc ‘B’ *	358	15,716
Sally Beauty Holdings Inc *	12,146	194,700
ScanSource Inc *	3,408	137,342
Sears Holdings Corp *	4,376	10,371
Shoe Carnival Inc	1,437	46,631
Signet Jewelers Ltd (NYSE)	7,975	444,606
SkyWest Inc	6,896	357,902
Sonic Automotive Inc ‘A’	3,265	67,259
Sonic Corp	2,105	72,454
Speedway Motorsports Inc	1,555	26,995
Spirit Airlines Inc *	11,349	412,536
Standard Motor Products Inc	2,851	137,817
Steelcase Inc ‘A’	11,416	154,116
Superior Industries International Inc	3,275	58,623
Systemax Inc	409	14,041
Taylor Morrison Home Corp ‘A’ *	12,859	267,210
Tenneco Inc	1,278	56,181

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-7

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

The Buckle Inc	3,121	$83,955
The Cato Corp ‘A’	3,029	74,574
The Container Store Group Inc *	1,981	16,660
The Habit Restaurants Inc ‘A’ *	2,713	27,130
The Marcus Corp	2,553	82,972
The New Home Co Inc *	1,883	18,774
Thor Industries Inc	14,198	1,382,743
Tile Shop Holdings Inc	2,569	19,781
Tilly’s Inc ‘A’	1,665	25,225
Titan International Inc	98,705	1,059,105
Titan Machinery Inc *	2,589	40,259
Tower International Inc	2,692	85,606
Town Sports International Holdings Inc *	1,748	25,433
TRI Pointe Group Inc *	19,429	317,858
Triton International Ltd (Bermuda)	7,068	216,705
Tupperware Brands Corp	6,927	285,669
Unifi Inc *	2,158	68,409
UniFirst Corp	1,796	317,712
Universal Electronics Inc *	1,852	61,209
Vera Bradley Inc *	3,049	42,808
Veritiv Corp *	1,600	63,760
Vista Outdoor Inc *	7,715	119,505
Wabash National Corp	5,717	106,679
Wesco Aircraft Holdings Inc *	40,370	454,162
Weyco Group Inc	834	30,358
William Lyon Homes ‘A’ *	3,530	81,896
Willscot Corp *	1,424	21,075
Wingstop Inc	292	15,219
World Fuel Services Corp	9,036	184,425
Zoe’s Kitchen Inc *	2,567	25,054
Zumiez Inc *	1,770	44,339

		28,166,218

Consumer, Non-Cyclical - 8.6%

AAC Holdings Inc *	814	7,627
Aaron’s Inc	9,512	413,296
Abeona Therapeutics Inc *	405	6,480
ABM Industries Inc	8,932	260,636
Acacia Research Corp *	6,664	27,656
Acceleron Pharma Inc *	853	41,388
ACCO Brands Corp	14,380	199,163
Achaogen Inc *	484	4,191
Achillion Pharmaceuticals Inc *	19,072	53,974
Aclaris Therapeutics Inc *	599	11,962
Acorda Therapeutics Inc *	5,110	146,657
Adamas Pharmaceuticals Inc *	1,453	37,531
Adtalem Global Education Inc *	8,091	389,177
Adverum Biotechnologies Inc *	6,758	35,817
Akebia Therapeutics Inc *	912	9,102
Akorn Inc *	10,969	181,976
Albireo Pharma Inc *	947	33,618
Alder Biopharmaceuticals Inc *	1,506	23,795
Alico Inc	484	15,343
Alliance One International Inc *	1,122	17,784
AMAG Pharmaceuticals Inc *	4,639	90,460
American Public Education Inc *	2,047	86,179
American Renal Associates Holdings Inc *	162	2,555
Amphastar Pharmaceuticals Inc *	2,928	44,681
AngioDynamics Inc *	4,936	109,777
Anika Therapeutics Inc *	1,946	62,272
Aratana Therapeutics Inc *	3,026	12,860
Arbutus Biopharma Corp * (Canada)	3,438	25,097
Arcus Biosciences Inc *	223	2,729
Ardelyx Inc *	4,217	15,603
Arena Pharmaceuticals Inc *	1,328	57,901
ArQule Inc *	1,067	5,900
Audentes Therapeutics Inc *	339	12,953
Avanos Medical Inc *	6,336	362,736
AVEO Pharmaceuticals Inc *	5,592	12,638
B&G Foods Inc	7,928	237,047

	Shares	Value

Bellicum Pharmaceuticals Inc *	1,737	$12,819
BioCryst Pharmaceuticals Inc *	2,345	13,437
BioScrip Inc *	15,072	44,161
BioTime Inc *	9,155	18,859
Brookdale Senior Living Inc *	25,217	229,223
Cadiz Inc *	2,924	38,304
CAI International Inc *	1,323	30,746
Cal-Maine Foods Inc *	2,521	115,588
Calithera Biosciences Inc *	4,167	20,835
Cambium Learning Group Inc *	1,602	17,862
Cambrex Corp *	9,657	505,061
Capella Education Co	110	10,857
Cara Therapeutics Inc *	578	11,069
Cardtronics PLC ‘A’ *	1,034	25,002
CareDx Inc *	246	3,011
Carriage Services Inc	1,315	32,283
CASI Pharmaceuticals Inc *	623	5,127
Catalyst Biosciences Inc *	1,594	18,602
CBIZ Inc *	6,987	160,701
Cellular Biomedicine Group Inc *	324	6,334
Central Garden & Pet Co *	338	14,696
Central Garden & Pet Co ‘A’ *	1,179	47,714
Cerus Corp *	1,778	11,859
Chimerix Inc *	6,141	29,231
Civitas Solutions Inc *	614	10,070
Community Health Systems Inc *	11,597	38,502
Concert Pharmaceuticals Inc *	2,878	48,437
CONMED Corp	2,157	157,892
Corium International Inc *	409	3,276
Corvus Pharmaceuticals Inc *	197	2,163
CRA International Inc	779	39,643
Cross Country Healthcare Inc *	4,764	53,595
CryoLife Inc *	1,539	42,861
Cymabay Therapeutics Inc *	1,858	24,934
Cytokinetics Inc *	528	4,382
Dairy Crest Group PLC (United Kingdom)	319,473	2,067,291
Darling Ingredients Inc *	22,170	440,740
Dean Foods Co	12,222	128,453
Depomed Inc *	1,040	6,937
Diplomat Pharmacy Inc *	1,536	39,260
Dynavax Technologies Corp *	937	14,289
Edgewell Personal Care Co *	7,269	366,794
Emerald Expositions Events Inc	3,331	68,619
Endo International PLC *	28,347	267,312
Endocyte Inc *	751	10,364
Ennis Inc	3,359	68,356
Epizyme Inc *	1,963	26,599
EVERTEC Inc	1,332	29,104
Farmer Brothers Co *	1,345	41,090
Five Prime Therapeutics Inc *	4,416	69,817
FONAR Corp *	685	18,187
Foundation Medicine Inc *	180	24,606
Fresh Del Monte Produce Inc	4,129	183,947
FTI Consulting Inc *	5,077	307,057
Great Lakes Dredge & Dock Corp *	7,729	40,577
Harvard Bioscience Inc *	4,118	22,031
Helen of Troy Ltd *	3,334	328,232
Hertz Global Holdings Inc *	7,413	113,715
Hill-Rom Holdings Inc	10,344	903,445
HMS Holdings Corp *	1,432	30,960
Hostess Brands Inc *	13,309	181,002
Huron Consulting Group Inc *	8,267	338,120
ICF International Inc	2,171	154,250
Immune Design Corp *	4,362	19,847
Immunomedics Inc *	1,663	39,363
Information Services Group Inc *	2,017	8,270
Ingles Markets Inc ‘A’	1,972	62,710
Integer Holdings Corp *	1,127	72,861
Inter Parfums Inc	180	9,630
Intra-Cellular Therapies Inc *	3,059	54,053

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-8

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Invacare Corp	4,409	$82,007
K12 Inc *	5,183	84,846
Karyopharm Therapeutics Inc *	646	10,976
Kelly Services Inc ‘A’	4,187	93,998
Lancaster Colony Corp	697	96,479
Lannett Co Inc *	4,006	54,482
Lantheus Holdings Inc *	278	4,045
Laureate Education Inc ‘A’ *	6,823	97,774
LifePoint Health Inc *	4,788	233,654
Limoneira Co	1,153	28,375
LivaNova PLC *	1,381	137,851
LSC Communications Inc	4,583	71,770
Luminex Corp	3,241	95,707
Magellan Health Inc *	3,324	318,938
Mallinckrodt PLC *	11,120	207,499
Maple Leaf Foods Inc (Canada)	132,594	3,352,546
Matthews International Corp ‘A’	4,197	246,784
McGrath RentCorp	35,327	2,235,139
Melinta Therapeutics Inc *	2,622	16,650
Menlo Therapeutics Inc *	855	6,943
Meridian Bioscience Inc	803	12,768
MGP Ingredients Inc	190	16,874
Minerva Neurosciences Inc *	435	3,589
Miragen Therapeutics Inc *	547	3,506
Molecular Templates Inc *	1,178	6,161
MoneyGram International Inc *	3,999	26,753
Myriad Genetics Inc *	1,060	39,612
NanoString Technologies Inc *	292	3,995
NantKwest Inc *	3,207	9,813
National HealthCare Corp	1,633	114,931
National Research Corp ‘A’	107	4,002
Natural Grocers by Vitamin Cottage Inc *	1,374	17,505
Nature’s Sunshine Products Inc *	1,199	11,211
Navigant Consulting Inc *	6,073	134,456
Neos Therapeutics Inc *	343	2,144
NewLink Genetics Corp *	3,683	17,531
Novavax Inc *	32,384	43,395
Nymox Pharmaceutical Corp * (Canada)	3,118	10,476
OPKO Health Inc *	43,433	204,135
OraSure Technologies Inc *	474	7,807
Orthofix International NV *	578	32,842
Ovid therapeutics Inc *	448	3,494
Owens & Minor Inc	8,278	138,325
Patterson Cos Inc	11,077	251,116
PDL BioPharma Inc *	19,831	46,405
Phibro Animal Health Corp ‘A’	178	8,197
Portola Pharmaceuticals Inc *	650	24,550
Prestige Brands Holdings Inc *	7,208	276,643
Prothena Corp PLC * (Ireland)	5,421	79,038
Quad/Graphics Inc	4,429	92,256
R1 RCM Inc *	1,346	11,683
Ra Pharmaceuticals Inc *	1,825	18,159
Rent-A-Center Inc	5,982	88,055
Resources Connection Inc	2,802	47,354
resTORbio Inc *	799	7,311
Revlon Inc ‘A’ *	165	2,896
Rigel Pharmaceuticals Inc *	2,082	5,892
Rockwell Medical Inc *	321	1,583
RR Donnelley & Sons Co	9,526	54,870
RTI Surgical Inc *	6,136	28,226
Sanderson Farms Inc	2,762	290,424
scPharmaceuticals Inc *	891	5,043
SEACOR Marine Holdings Inc *	2,261	52,206
SeaSpine Holdings Corp *	1,509	19,044
Seneca Foods Corp ‘A’ *	921	24,867
Smart & Final Stores Inc *	3,422	18,992
SP Plus Corp *	2,141	79,645
SpartanNash Co	4,814	122,853
Spectrum Pharmaceuticals Inc *	1,079	22,616
Spero Therapeutics Inc *	838	12,293

	Shares	Value

STERIS PLC	9,047	$950,025
SUPERVALU Inc *	5,158	105,842
Surgery Partners Inc *	2,254	33,585
Syndax Pharmaceuticals Inc *	1,193	8,375
Syneos Health Inc *	6,949	325,908
Synlogic Inc *	2,060	20,250
Team Inc *	14,351	331,508
Tejon Ranch Co *	2,808	68,234
Tetraphase Pharmaceuticals Inc *	6,937	24,765
Textainer Group Holdings Ltd *	3,586	57,017
The Andersons Inc	3,685	126,027
The Hackett Group Inc	277	4,451
The Medicines Co *	678	24,883
The Simply Good Foods Co *	8,077	116,632
Tocagen Inc *	476	4,446
Tootsie Roll Industries Inc	1,835	56,610
Travelport Worldwide Ltd	13,727	254,499
Triple-S Management Corp ‘B’ *	2,981	116,438
TrueBlue Inc *	5,242	141,272
United Natural Foods Inc *	6,815	290,728
Universal Corp	3,339	220,541
Utah Medical Products Inc	81	8,922
Vector Group Ltd	7,397	141,135
Vectrus Inc *	1,503	46,322
Viad Corp	1,095	59,404
Village Super Market Inc ‘A’	1,029	30,314
Weight Watchers International Inc *	296	29,926
Weis Markets Inc	1,285	68,542
XOMA Corp *	404	8,435
Zogenix Inc *	1,179	52,112

		25,226,738

Diversified - 0.0%

HRG Group Inc *	972	12,723

Energy - 7.4%

Abraxas Petroleum Corp *	1,107	3,199
Adams Resources & Energy Inc	326	14,018
Alta Mesa Resources Inc *	12,866	87,617
Amyris Inc *	2,787	17,809
Approach Resources Inc *	6,522	15,914
Arch Coal Inc ‘A’	2,590	203,134
Archrock Inc	17,213	206,556
Basic Energy Services Inc *	2,573	28,586
Bonanza Creek Energy Inc *	2,545	96,379
Bristow Group Inc	4,504	63,551
C&J Energy Services Inc *	8,701	205,344
California Resources Corp *	6,102	277,275
Callon Petroleum Co *	30,382	326,303
CARBO Ceramics Inc *	2,758	25,291
Clean Energy Fuels Corp *	18,136	66,922
Cloud Peak Energy Inc *	9,899	34,547
CONSOL Energy Inc *	2,188	83,910
CVR Energy Inc	124	4,587
Dawson Geophysical Co *	2,752	21,741
Delek US Holdings Inc	880	44,150
Denbury Resources Inc *	31,739	152,665
Diamond Offshore Drilling Inc *	8,771	182,963
Dril-Quip Inc *	5,145	264,453
Earthstone Energy Inc ‘A’ *	2,799	24,771
Eclipse Resources Corp *	6,282	10,051
Energen Corp *	56,784	4,135,011
Energy XXI Gulf Coast Inc *	3,764	33,274
Enphase Energy Inc *	11,658	78,458
EP Energy Corp ‘A’ *	5,789	17,367
Era Group Inc *	2,662	34,473
Exterran Corp *	4,391	109,951
Flotek Industries Inc *	7,436	24,018
Forum Energy Technologies Inc *	10,962	135,381
Frank’s International NV	9,775	76,245

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-9

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

FTS International Inc *	3,054	$43,489
FuelCell Energy Inc *	10,841	14,310
FutureFuel Corp	3,460	48,475
Goodrich Petroleum Corp *	307	3,798
Green Plains Inc	5,332	97,576
Gulfmark Offshore Inc *	489	16,381
Gulfport Energy Corp *	23,570	296,275
Halcon Resources Corp *	18,043	79,209
Hallador Energy Co	2,451	17,500
Helix Energy Solutions Group Inc *	19,046	158,653
HighPoint Resources Corp *	14,669	89,187
Hunting PLC * (United Kingdom)	322,258	3,294,646
Independence Contract Drilling Inc *	3,070	12,648
Isramco Inc *	74	9,095
Keane Group Inc *	538	7,354
Laredo Petroleum Inc *	14,780	142,184
Matador Resources Co *	1,053	31,643
Matrix Service Co *	3,533	64,830
McDermott International Inc *	24,255	476,611
Midstates Petroleum Co Inc *	1,968	26,784
MRC Global Inc *	5,269	114,179
Murphy USA Inc *	3,431	254,889
NACCO Industries Inc ‘A’	509	17,179
Natural Gas Services Group Inc *	22,976	542,234
NCS Multistage Holdings Inc *	1,295	18,816
Newpark Resources Inc *	12,043	130,666
Nine Energy Service Inc *	1,125	37,260
Noble Corp PLC *	33,356	211,143
Northern Oil & Gas Inc *	10,886	34,291
NOW Inc *	14,580	194,351
Oasis Petroleum Inc *	36,413	472,277
Ocean Rig UDW Inc * (Cyprus)	7,370	217,268
Oceaneering International Inc	13,329	339,356
Oil States International Inc *	92,500	2,969,250
Panhandle Oil & Gas Inc ‘A’	1,109	21,182
Par Pacific Holdings Inc *	3,932	68,338
Pattern Energy Group Inc ‘A’	10,901	204,394
PDC Energy Inc *	8,951	541,088
Peabody Energy Corp	10,912	496,278
PHI Inc *	1,449	14,736
Pioneer Energy Services Corp *	9,480	55,458
Quintana Energy Services Inc *	716	6,064
Ramaco Resources Inc *	81	564
Renewable Energy Group Inc *	4,582	81,789
Resolute Energy Corp *	2,774	86,549
REX American Resources Corp *	768	62,185
Ring Energy Inc *	428	5,401
Rowan Cos PLC ‘A’ *	17,209	279,130
SandRidge Energy Inc *	4,145	73,532
SEACOR Holdings Inc *	2,341	134,069
Select Energy Services Inc ‘A’ *	4,709	68,422
SemGroup Corp ‘A’	10,688	271,475
SilverBow Resources Inc *	970	28,014
Southwestern Energy Co *	79,603	421,896
SunCoke Energy Inc *	8,813	118,094
Sunrun Inc *	12,833	168,754
Superior Energy Services Inc *	20,739	201,998
Talos Energy Inc *	2,721	87,426
TerraForm Power Inc ‘A’	8,079	94,524
TETRA Technologies Inc *	2,247	9,999
Thermon Group Holdings Inc *	3,171	72,521
Trecora Resources *	2,838	42,144
Ultra Petroleum Corp *	21,561	49,806
Unit Corp *	7,064	180,556
Vivint Solar Inc *	3,054	15,117
W&T Offshore Inc *	12,583	89,968
Warrior Met Coal Inc	4,866	134,156
WildHorse Resource Development Corp *	283	7,177

		21,782,525

	Shares	Value

Financial - 35.4%

1st Constitution Bancorp	888	$20,335
1st Source Corp	2,137	114,180
Acadia Realty Trust REIT	10,915	298,744
Access National Corp	31,522	901,529
ACNB Corp	929	31,632
AG Mortgage Investment Trust Inc REIT	3,980	74,784
Agree Realty Corp REIT	4,079	215,249
Aircastle Ltd	6,499	133,229
Alexander & Baldwin Inc REIT	9,274	217,939
Allegiance Bancshares Inc *	1,248	54,101
Altisource Portfolio Solutions SA *	1,265	36,900
Ambac Financial Group Inc *	5,755	114,237
American Assets Trust Inc REIT	5,150	197,193
American Equity Investment Life Holding Co	12,075	434,700
American National Bankshares Inc	1,134	45,360
American Realty Investors Inc *	238	3,763
AMERISAFE Inc	2,584	149,226
Ames National Corp	1,185	36,557
AmTrust Financial Services Inc	12,840	187,079
Anworth Mortgage Asset Corp REIT	13,646	67,821
Apollo Commercial Real Estate Finance Inc REIT	16,548	302,497
Arbor Realty Trust Inc REIT	3,000	31,290
Ares Commercial Real Estate Corp REIT	3,687	50,917
Argo Group International Holdings Ltd	4,384	254,930
Arlington Asset Investment Corp ‘A’	3,728	38,436
Armada Hoffler Properties Inc REIT	3,964	59,064
ARMOUR Residential REIT Inc	5,732	130,747
Arrow Financial Corp	1,583	57,621
Ashford Hospitality Trust Inc REIT	11,385	92,218
Associated Capital Group Inc ‘A’	402	15,256
Atlantic Capital Bancshares Inc *	1,081	21,242
Auburn National Bancorporation Inc	281	13,940
B. Riley Financial Inc	2,753	62,080
Baldwin & Lyons Inc ‘B’	1,400	34,160
Banc of California Inc	5,843	114,231
BancFirst Corp	1,882	111,414
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	4,223	103,928
BancorpSouth Bank	12,871	424,099
Bank of Commerce Holdings	2,051	26,150
Bank of Marin Bancorp	909	73,493
BankFinancial Corp	1,910	33,712
Bankwell Financial Group Inc	760	24,434
Banner Corp	4,342	261,084
Bar Harbor Bankshares	2,133	64,609
Baycom Corp *	1,381	34,180
BBX Capital Corp	8,812	79,572
BCB Bancorp Inc	1,907	28,605
Beneficial Bancorp Inc	9,253	149,899
Berkshire Hills Bancorp Inc	5,516	223,950
Blackstone Mortgage Trust Inc ‘A’ REIT	13,692	430,340
Blue Hills Bancorp Inc	1,639	36,386
Bluerock Residential Growth REIT Inc	3,496	31,184
Boston Omaha Corp ‘A’ *	673	14,180
Boston Private Financial Holdings Inc	11,521	183,184
Braemar Hotels & Resorts Inc REIT	3,967	45,303
Brandywine Realty Trust REIT	101,459	1,712,628
Bridge Bancorp Inc	2,278	81,894
Bridgewater Bancshares Inc *	613	7,797
BrightSphere Investment Group PLC	1,572	22,417
Brookline Bancorp Inc	10,661	198,295
BRT Apartments Corp REIT	1,086	13,847
Bryn Mawr Bank Corp	52,278	2,420,471
BSB Bancorp Inc *	936	32,198
Business First Bancshares Inc	1,186	31,251
Byline Bancorp Inc *	2,233	49,885
C&F Financial Corp	431	26,959

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-10

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Cadence BanCorp	4,229	$122,091
Cambridge Bancorp	277	23,972
Camden National Corp	2,092	95,625
Capital City Bank Group Inc	1,546	36,532
Capitol Federal Financial Inc	17,526	230,642
Capstar Financial Holdings Inc *	766	14,194
Capstead Mortgage Corp REIT	12,515	112,009
CareTrust REIT Inc	9,516	158,822
Carolina Financial Corp	779	33,435
CatchMark Timber Trust Inc ‘A’ REIT	6,536	83,203
Cathay General Bancorp	10,498	425,064
CB Financial Services Inc	584	20,090
CBL & Associates Properties Inc REIT	22,956	127,865
CBTX Inc	2,483	82,063
Cedar Realty Trust Inc REIT	12,314	58,122
CenterState Bank Corp	11,149	332,463
Central Pacific Financial Corp	3,605	103,283
Central Valley Community Bancorp	1,515	32,057
Century Bancorp Inc ‘A’	393	30,025
Charter Financial Corp	1,291	31,178
Chatham Lodging Trust REIT	6,194	131,437
Chemical Financial Corp	77,250	4,300,507
Chemung Financial Corp	416	20,846
Cherry Hill Mortgage Investment Corp REIT	1,762	31,469
Chesapeake Lodging Trust REIT	8,077	255,556
Citizens & Northern Corp	1,633	42,229
Citizens Inc *	6,506	50,682
City Holding Co	1,834	137,972
City Office REIT Inc	3,990	51,192
Civista Bancshares Inc	1,356	32,869
CNB Financial Corp	1,887	56,723
CNO Financial Group Inc	22,694	432,094
CoBiz Financial Inc	375	8,055
Codorus Valley Bancorp Inc	1,161	35,619
Colony Credit Real Estate Inc REIT	10,016	207,632
Columbia Banking System Inc	101,100	4,134,990
Columbia Financial Inc *	6,642	109,925
Community Bank System Inc	6,804	401,912
Community Bankers Trust Corp *	2,905	26,000
Community Healthcare Trust Inc REIT	2,332	69,657
Community Trust Bancorp Inc	2,107	105,245
ConnectOne Bancorp Inc	3,100	77,190
Consolidated-Tomoka Land Co	357	21,959
CoreCivic Inc REIT	16,026	382,861
CorEnergy Infrastructure Trust Inc REIT	1,668	62,717
CorePoint Lodging Inc REIT *	5,486	142,087
County Bancorp Inc	716	19,690
Cousins Properties Inc REIT	57,126	553,551
Cowen Inc *	2,093	28,988
Crawford & Co ‘B’	1,507	13,036
Customers Bancorp Inc *	2,681	76,087
CVB Financial Corp	14,128	316,750
CYS Investments Inc REIT	21,105	158,287
DiamondRock Hospitality Co REIT	27,125	333,095
Dime Community Bancshares Inc	4,480	87,360
Donegal Group Inc ‘A’	1,327	18,060
Dynex Capital Inc REIT	7,714	50,372
Eagle Bancorp Inc *	847	51,921
Easterly Government Properties Inc REIT	4,857	95,974
Education Realty Trust Inc REIT	10,293	427,159
eHealth Inc *	2,519	55,670
EMC Insurance Group Inc	1,326	36,836
Employers Holdings Inc	4,373	175,795
Encore Capital Group Inc *	3,523	128,942
Enstar Group Ltd * (Bermuda)	1,624	336,655
Entegra Financial Corp *	881	25,813
Enterprise Bancorp Inc	1,227	49,608
Enterprise Financial Services Corp	2,056	110,921
Equity Bancshares Inc ‘A’ *	1,199	49,735
Esquire Financial Holdings Inc *	376	9,923

	Shares	Value

ESSA Bancorp Inc	1,378	$21,814
Essent Group Ltd *	6,367	228,066
Evans Bancorp Inc	624	28,766
Exantas Capital Corp REIT	4,026	40,985
Farmers & Merchants Bancorp Inc	127	5,124
Farmers Capital Bank Corp	1,021	53,194
Farmers National Banc Corp	3,414	54,453
Farmland Partners Inc REIT	4,308	37,910
FB Financial Corp	928	37,788
FBL Financial Group Inc ‘A’	1,331	104,816
FCB Financial Holdings Inc ‘A’ *	760	44,688
Federal Agricultural Mortgage Corp ‘C’	864	77,311
Federated Investors Inc ‘B’	1,536	35,820
FedNat Holding Co	740	17,072
FGL Holdings *	19,070	159,997
Fidelity D&D Bancorp Inc	268	16,613
Fidelity Southern Corp	2,982	75,773
Financial Institutions Inc	2,078	68,366
First Bancorp Inc	1,428	40,298
First Bancorp NC	3,913	160,081
First BanCorp PR *	28,815	220,435
First Bank	1,663	23,116
First Busey Corp	5,904	187,275
First Business Financial Services Inc	1,096	28,496
First Choice Bancorp	791	24,173
First Commonwealth Financial Corp	13,445	208,532
First Community Bancshares Inc	2,222	70,793
First Community Corp	882	22,138
First Connecticut Bancorp Inc	1,513	46,298
First Defiance Financial Corp	1,348	90,397
First Financial Bancorp	12,929	396,274
First Financial Corp	1,529	69,340
First Financial Northwest Inc	1,090	21,277
First Foundation Inc *	2,960	54,878
First Guaranty Bancshares Inc	695	18,084
First Horizon National Corp	200,252	3,572,496
First Industrial Realty Trust Inc REIT	13,225	440,921
First Internet Bancorp	1,084	36,964
First Interstate BancSystem Inc ‘A’	4,406	185,933
First Merchants Corp	6,621	307,214
First Mid-Illinois Bancshares Inc	1,579	62,055
First Midwest Bancorp Inc	13,885	353,651
First Northwest Bancorp *	1,223	19,531
First Savings Financial Group Inc	180	13,228
First United Corp	884	18,078
Flagstar Bancorp Inc *	3,999	137,006
Flushing Financial Corp	3,738	97,562
FNB Bancorp	506	18,555
Forestar Group Inc *	1,419	29,444
Four Corners Property Trust Inc REIT	2,641	65,048
Franklin Financial Network Inc *	1,712	64,371
Franklin Street Properties Corp REIT	13,773	117,897
Front Yard Residential Corp REIT	6,685	69,658
FRP Holdings Inc *	818	52,966
FS Bancorp Inc	157	9,930
Fulton Financial Corp	23,380	385,770
GAIN Capital Holdings Inc	3,751	28,320
GAMCO Investors Inc ‘A’	635	16,993
Genworth Financial Inc ‘A’ *	68,172	306,774
German American Bancorp Inc	16,865	604,610
Getty Realty Corp REIT	4,413	124,314
Glacier Bancorp Inc	67,739	2,620,145
Gladstone Commercial Corp REIT	3,797	72,978
Gladstone Land Corp REIT	1,690	21,412
Global Indemnity Ltd (Cayman)	950	37,031
Global Medical REIT Inc	2,572	22,788
Global Net Lease Inc REIT	9,249	188,957
Goosehead Insurance Inc ‘A’ *	1,271	31,724
Government Properties Income Trust REIT	13,378	212,041
Gramercy Property Trust REIT	21,675	592,161

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-11

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Granite Point Mortgage Trust Inc REIT	4,803	$88,135
Great Ajax Corp REIT	2,467	32,268
Great Southern Bancorp Inc	1,483	84,828
Great Western Bancorp Inc	8,026	337,012
Green Bancorp Inc	2,475	53,460
Greene County Bancorp Inc	84	2,848
Greenhill & Co Inc	340	9,656
Greenlight Capital Re Ltd ‘A’ *	4,065	57,723
Griffin Industrial Realty Inc	109	4,795
Guaranty Bancorp	659	19,638
Guaranty Bancshares Inc	983	32,380
Hallmark Financial Services Inc *	1,760	17,565
Hancock Holding Co	11,520	537,408
Hanmi Financial Corp	3,824	108,410
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	6,929	136,848
HarborOne Bancorp Inc *	1,012	19,167
HCI Group Inc	974	40,489
Healthcare Realty Trust Inc REIT	16,835	489,562
Heartland Financial USA Inc	3,932	215,670
Heritage Commerce Corp	757	12,861
Heritage Financial Corp	4,500	156,825
Heritage Insurance Holdings Inc	2,371	39,525
Hersha Hospitality Trust REIT	4,893	104,955
Highwoods Properties Inc REIT	38,651	1,960,765
Hilltop Holdings Inc	9,907	218,647
Hingham Institution for Savings	100	21,970
Home Bancorp Inc	1,029	47,900
Home BancShares Inc	16,559	373,571
HomeStreet Inc *	3,391	91,387
HomeTrust Bancshares Inc *	1,714	48,249
Hope Bancorp Inc	17,690	315,413
Horace Mann Educators Corp	70,951	3,164,415
Horizon Bancorp	4,911	101,609
Howard Bancorp Inc *	1,390	25,020
IBERIABANK Corp	7,580	574,564
Impac Mortgage Holdings Inc *	1,510	14,390
Independence Holding Co	647	21,513
Independence Realty Trust Inc REIT	12,045	124,184
Independent Bank Corp MA	3,311	259,582
Independent Bank Corp MI	2,205	56,228
Independent Bank Group Inc	2,156	144,021
Industrial Logistics Properties Trust REIT	2,702	60,390
Infinity Property & Casualty Corp	1,382	196,728
InfraREIT Inc *	6,041	133,929
Innovative Industrial Properties Inc REIT	862	31,566
International Bancshares Corp	7,493	320,700
INTL. FCStone Inc *	2,099	108,539
Invesco Mortgage Capital Inc REIT	15,170	241,203
Investar Holding Corp	832	23,005
Investment Technology Group Inc	3,855	80,647
Investors Bancorp Inc	33,946	434,169
Investors Real Estate Trust REIT	16,437	90,897
Investors Title Co	148	27,330
iStar Inc REIT *	8,955	96,624
James River Group Holdings Ltd	1,831	71,940
Jernigan Capital Inc REIT	1,806	34,422
Kearny Financial Corp	8,954	120,431
Kemper Corp	1,492	112,870
Kennedy-Wilson Holdings Inc	8,335	176,285
Kingstone Cos Inc	948	16,021
Kite Realty Group Trust REIT	11,243	192,030
KKR Real Estate Finance Trust Inc REIT	2,113	41,795
Ladder Capital Corp REIT	11,707	182,863
Ladenburg Thalmann Financial Services Inc	1,603	5,450
Lakeland Bancorp Inc	5,962	118,346
Lakeland Financial Corp	66,689	3,213,743
LaSalle Hotel Properties REIT	14,984	512,902
LCNB Corp	1,184	23,325
LegacyTexas Financial Group Inc	3,890	151,788

	Shares	Value

LendingClub Corp *	42,692	$161,803
Level One Bancorp Inc	167	4,539
Lexington Realty Trust REIT	29,686	259,159
Live Oak Bancshares Inc	1,630	49,960
LTC Properties Inc REIT	42,296	1,807,731
Luther Burbank Corp	1,915	22,032
Macatawa Bank Corp	3,385	41,094
Mack-Cali Realty Corp REIT	12,294	249,322
Maiden Holdings Ltd	8,694	67,378
Malvern Bancorp Inc *	731	17,800
Marlin Business Services Corp	763	22,776
MB Financial Inc	10,317	481,804
MBIA Inc *	10,770	97,361
MBT Financial Corp	2,353	25,059
MedEquities Realty Trust Inc REIT	3,756	41,391
Mercantile Bank Corp	2,201	81,349
Merchants Bancorp	1,512	43,137
Meridian Bancorp Inc	5,488	105,095
Metropolitan Bank Holding Corp *	871	45,710
MGIC Investment Corp *	50,162	537,737
Mid Penn Bancorp Inc	458	15,984
Middlefield Banc Corp	400	20,280
Midland States Bancorp Inc	1,424	48,786
MidSouth Bancorp Inc	2,077	27,520
MidWestOne Financial Group Inc	1,549	52,325
Monmouth Real Estate Investment Corp REIT	8,790	145,299
MTGE Investment Corp REIT	5,847	114,601
MutualFirst Financial Inc	830	31,333
MVB Financial Corp	1,019	18,393
National Bank Holdings Corp ‘A’	2,557	98,675
National Bankshares Inc	942	43,709
National Commerce Corp *	1,087	50,328
National General Holdings Corp	3,331	87,705
National Health Investors Inc REIT	3,103	228,629
National Storage Affiliates Trust REIT	6,202	191,146
National Western Life Group Inc ‘A’	307	94,329
Nationstar Mortgage Holdings Inc *	4,097	71,820
NBT Bancorp Inc	5,794	221,041
Nelnet Inc ‘A’	2,519	147,135
New Senior Investment Group Inc REIT	10,175	77,025
New York Mortgage Trust Inc REIT	15,258	91,701
NexPoint Residential Trust Inc REIT	2,150	61,168
NI Holdings Inc *	1,339	22,696
Nicolet Bankshares Inc *	1,143	62,991
NMI Holdings Inc ‘A’ *	1,427	23,260
Northeast Bancorp	921	20,078
Northfield Bancorp Inc	5,585	92,823
Northrim BanCorp Inc	895	35,397
NorthStar Realty Europe Corp REIT	6,359	92,142
Northwest Bancshares Inc	13,010	226,244
Norwood Financial Corp	762	27,447
Oak Valley Bancorp	651	14,888
OceanFirst Financial Corp	6,381	191,175
Oconee Federal Financial Corp	129	3,733
Ocwen Financial Corp *	15,806	62,592
OFG Bancorp	5,866	82,417
Ohio Valley Banc Corp	550	28,848
Old Line Bancshares Inc	1,811	63,222
Old National Bancorp	20,298	377,543
Old Republic International Corp	191,297	3,808,723
Old Second Bancorp Inc	4,082	58,781
On Deck Capital Inc *	978	6,846
One Liberty Properties Inc REIT	2,085	55,065
OP Bancorp *	1,259	16,014
Oppenheimer Holdings Inc ‘A’	1,296	36,288
Opus Bank	2,624	75,309
Orchid Island Capital Inc REIT	7,040	52,941
Origin Bancorp Inc	1,403	57,439
Oritani Financial Corp	5,587	90,509

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-12

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Orrstown Financial Services Inc	982	$25,532
Owens Realty Mortgage Inc REIT	75	1,251
Pacific Mercantile Bancorp *	2,023	19,724
Pacific Premier Bancorp Inc *	4,096	156,262
Park National Corp	1,812	201,893
Parke Bancorp Inc	964	22,799
PCSB Financial Corp	2,006	39,859
PDL Community Bancorp *	1,051	16,511
Peapack Gladstone Financial Corp	2,528	87,444
Pebblebrook Hotel Trust REIT	9,231	358,163
Penns Woods Bancorp Inc	618	27,674
Pennsylvania REIT	4,868	53,499
PennyMac Financial Services Inc ‘A’ *	1,725	33,896
PennyMac Mortgage Investment Trust REIT	8,492	161,263
Peoples Bancorp Inc	39,484	1,491,706
Peoples Bancorp of North Carolina Inc	602	19,282
Peoples Financial Services Corp	949	44,622
PHH Corp *	4,400	47,784
Physicians Realty Trust REIT	24,653	392,969
Piedmont Office Realty Trust Inc ‘A’ REIT	17,174	342,278
Piper Jaffray Cos	1,887	145,016
PJT Partners Inc ‘A’	197	10,518
PotlatchDeltic Corp REIT	8,317	422,919
PRA Group Inc *	6,024	232,225
Preferred Apartment Communities Inc ‘A’ REIT	5,443	92,477
Premier Financial Bancorp Inc	1,573	29,368
ProAssurance Corp	7,151	253,503
Provident Bancorp Inc *	620	16,244
Provident Financial Services Inc	8,414	231,637
Prudential Bancorp Inc	1,232	23,778
PS Business Parks Inc REIT	828	106,398
QCR Holdings Inc	1,705	80,902
QTS Realty Trust Inc ‘A’ REIT	3,702	146,229
Quality Care Properties Inc REIT *	12,818	275,715
Radian Group Inc	29,212	473,819
Ramco-Gershenson Properties Trust REIT	10,795	142,602
RBB Bancorp	1,789	57,463
RE/MAX Holdings Inc ‘A’	2,414	126,614
Redwood Trust Inc REIT	10,196	167,928
Regional Management Corp *	666	23,323
Reliant Bancorp Inc	1,230	34,502
Renasant Corp	6,481	295,015
Republic Bancorp Inc ‘A’	1,292	58,528
Republic First Bancorp Inc *	4,778	37,507
Retail Opportunity Investments Corp REIT	14,984	287,093
Retail Properties of America Inc ‘A’ REIT	167,926	2,146,094
Rexford Industrial Realty Inc REIT	10,878	341,460
Riverview Bancorp Inc	2,872	24,240
RLI Corp	854	56,526
RLJ Lodging Trust REIT	23,542	519,101
S&T Bancorp Inc	4,666	201,758
Sabra Health Care REIT Inc	24,058	522,780
Safety Income & Growth Inc REIT	1,198	22,726
Safety Insurance Group Inc	1,989	169,861
Sandy Spring Bancorp Inc	4,676	191,763
Saul Centers Inc REIT	128	6,858
SB One Bancorp	912	27,086
Seacoast Banking Corp of Florida *	5,127	161,911
Select Bancorp Inc *	1,298	17,484
Select Income REIT	8,681	195,062
Selective Insurance Group Inc	7,850	431,750
Seritage Growth Properties REIT	4,354	184,740
Shore Bancshares Inc	1,688	32,106
SI Financial Group Inc	1,687	24,883
Sierra Bancorp	1,907	53,854
Simmons First National Corp ‘A’	12,214	365,199
SmartFinancial Inc *	1,497	38,563
South State Corp	4,925	424,781
Southern First Bancshares Inc *	828	36,598

	Shares	Value

Southern Missouri Bancorp Inc	845	$32,972
Southern National Bancorp of Virginia Inc	2,730	48,703
Southside Bancshares Inc	4,453	149,977
Spirit MTA REIT	5,726	58,978
Spirit of Texas Bancshares Inc *	272	5,603
STAG Industrial Inc REIT	13,234	360,362
State Auto Financial Corp	2,245	67,148
State Bank Financial Corp	3,399	113,527
Sterling Bancorp Inc	922	12,318
Stewart Information Services Corp	2,991	128,822
Stifel Financial Corp	9,405	491,411
Stock Yards Bancorp Inc	2,352	89,729
Stratus Properties Inc *	792	24,196
Summit Financial Group Inc	1,506	40,421
Summit Hotel Properties Inc REIT	14,034	200,827
Sunstone Hotel Investors Inc REIT	128,899	2,142,301
Sutherland Asset Management Corp REIT	2,382	38,708
Terreno Realty Corp REIT	7,415	279,323
Territorial Bancorp Inc	1,028	31,868
The Bancorp Inc *	6,993	73,147
The Bank of Princeton *	697	23,175
The Community Financial Corp	599	21,181
The First Bancshares Inc	1,621	58,275
The First of Long Island Corp	72,938	1,812,509
The GEO Group Inc REIT	12,991	357,772
The Hanover Insurance Group Inc	30,581	3,656,264
The Navigators Group Inc	2,512	143,184
The St Joe Co *	5,027	90,235
Third Point Reinsurance Ltd * (Bermuda)	10,824	135,300
Tier REIT Inc	6,472	153,904
Timberland Bancorp Inc	840	31,366
Tiptree Inc	3,409	23,181
Tompkins Financial Corp	1,895	162,743
Towne Bank	8,889	285,337
TPG RE Finance Trust Inc REIT	4,293	87,234
Transcontinental Realty Investors Inc *	188	6,289
TriCo Bancshares	2,786	104,336
TriState Capital Holdings Inc *	2,257	58,908
TrustCo Bank Corp	115,547	1,028,368
Trustmark Corp	9,142	298,303
UMB Financial Corp	6,137	467,824
UMH Properties Inc REIT	763	11,712
Union Bankshares Corp	8,830	343,310
Union Bankshares Inc	50	2,595
United Bankshares Inc	13,709	499,008
United Community Banks Inc	9,643	295,751
United Community Financial Corp	6,665	73,248
United Financial Bancorp Inc	6,923	121,291
United Fire Group Inc	2,565	139,818
United Insurance Holdings Corp	750	14,685
United Security Bancshares	1,670	18,704
Unity Bancorp Inc	999	22,727
Universal Health Realty Income Trust REIT	149	9,533
Univest Corp of Pennsylvania	3,901	107,277
Urban Edge Properties REIT	12,322	281,804
Urstadt Biddle Properties Inc ‘A’ REIT	4,066	92,014
Valley National Bancorp	43,431	528,121
Veritex Holdings Inc *	2,133	66,272
Virtus Investment Partners Inc	818	104,663
Waddell & Reed Financial Inc ‘A’	10,877	195,460
Walker & Dunlop Inc	3,254	181,085
Washington REIT	10,583	320,982
Washington Federal Inc	11,438	374,023
Washington Prime Group Inc REIT	25,336	205,475
Washington Trust Bancorp Inc	16,288	946,333
Waterstone Financial Inc	3,240	55,242
WesBanco Inc	5,988	269,700
West Bancorporation Inc	1,712	43,057
Westamerica Bancorporation	3,493	197,389
Western Asset Mortgage Capital Corp REIT	5,621	58,571

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-13

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Western New England Bancorp Inc	3,464	$38,104
Whitestone REIT	5,274	65,820
WMIH Corp *	26,268	35,199
World Acceptance Corp *	832	92,360
WSFS Financial Corp	3,043	162,192
Xenia Hotels & Resorts Inc REIT	14,588	355,364

		104,021,700

Industrial - 16.5%

AAR Corp	79,559	3,698,698
Actuant Corp ‘A’	4,111	120,658
Advanced Disposal Services Inc *	522	12,935
Advanced Emissions Solutions Inc	310	3,522
Aegion Corp *	4,336	111,652
Alamo Group Inc	190	17,168
American Outdoor Brands Corp *	7,232	87,001
American Railcar Industries Inc	989	39,046
Apogee Enterprises Inc	566	27,264
Applied Optoelectronics Inc *	602	27,030
AquaVenture Holdings Ltd *	1,485	23,136
ArcBest Corp	3,042	139,019
Ardmore Shipping Corp * (Ireland)	4,321	35,432
Argan Inc	1,972	80,753
Armstrong Flooring Inc *	2,612	36,672
Astec Industries Inc	68,522	4,097,616
Atlas Air Worldwide Holdings Inc *	3,191	228,795
AVX Corp	6,302	98,752
AZZ Inc	2,379	103,368
Babcock & Wilcox Enterprises Inc *	4,388	10,443
Barnes Group Inc	5,787	340,854
Bel Fuse Inc ‘B’	1,288	26,919
Belden Inc	5,468	334,204
Benchmark Electronics Inc	6,460	188,309
Boise Cascade Co	349	15,600
Brady Corp ‘A’	6,303	242,981
Briggs & Stratton Corp	5,638	99,285
Caesarstone Ltd	3,084	46,568
Carlisle Cos Inc	7,858	851,100
Casella Waste Systems Inc ‘A’ *	4,326	110,789
CECO Environmental Corp	3,938	24,179
Chart Industries Inc *	2,363	145,750
CIRCOR International Inc	2,191	80,979
Coherent Inc *	4,639	725,632
Columbus McKinnon Corp	1,166	50,558
Control4 Corp *	2,037	49,519
Costamare Inc (Monaco)	6,579	52,500
Covenant Transportation Group Inc ‘A’ *	1,643	51,755
Cree Inc *	13,607	565,643
CTS Corp	4,385	157,860
Cubic Corp	913	58,615
Daseke Inc *	5,486	54,476
DHT Holdings Inc	12,666	59,404
Dorian LPG Ltd *	3,892	29,735
Ducommun Inc *	1,460	48,311
DXP Enterprises Inc *	457	17,457
Eagle Bulk Shipping Inc *	6,482	35,262
Echo Global Logistics Inc *	221	6,464
Electro Scientific Industries Inc *	4,298	67,779
EMCOR Group Inc	6,894	525,185
Encore Wire Corp	11,469	544,204
EnerSys	1,961	146,369
EnPro Industries Inc	2,523	176,484
ESCO Technologies Inc	3,450	199,065
Esterline Technologies Corp *	43,985	3,246,093
Fabrinet * (Thailand)	4,867	179,544
FARO Technologies Inc *	129	7,011
Federal Signal Corp	33,423	778,422
Fitbit Inc ‘A’ *	21,808	142,406
Franklin Electric Co Inc	299	13,485
FreightCar America Inc	1,616	27,133

	Shares	Value

Frontline Ltd (Norway)	10,233	$59,761
GasLog Ltd (Monaco)	5,531	105,642
GATX Corp	5,087	377,608
Genco Shipping & Trading Ltd *	1,162	18,011
Gencor Industries Inc *	1,103	17,813
General Finance Corp *	672	9,106
Gentex Corp	4,142	95,349
Gibraltar Industries Inc *	81,070	3,040,125
Global Brass & Copper Holdings Inc	247	7,743
Golar LNG Ltd (NOTC) (Bermuda)	12,786	376,676
GP Strategies Corp *	1,622	28,547
Graham Corp	1,112	28,701
Granite Construction Inc	1,261	70,187
Greif Inc ‘A’	3,175	167,926
Greif Inc ‘B’	676	38,938
Griffon Corp	3,689	65,664
Haynes International Inc	1,653	60,731
Heartland Express Inc	30,081	558,003
Heritage-Crystal Clean Inc *	1,874	37,667
Hill International Inc *	361	2,130
Hub Group Inc ‘A’ *	1,616	80,477
Hurco Cos Inc	849	37,993
Hyster-Yale Materials Handling Inc	1,391	89,372
IES Holdings Inc *	1,118	18,727
Infrastructure and Energy Alternatives Inc *	2,288	21,301
Insteel Industries Inc	42,691	1,425,879
International Seaways Inc *	2,943	68,101
KBR Inc	19,051	341,394
KEMET Corp *	7,520	181,608
Kennametal Inc	12,390	444,801
Kimball Electronics Inc *	3,522	64,453
KLX Inc *	6,797	488,704
Knowles Corp *	11,819	180,831
Kratos Defense & Security Solutions Inc *	7,474	86,026
Lawson Products Inc *	655	15,949
LB Foster Co ‘A’ *	1,311	30,087
Louisiana-Pacific Corp	16,771	456,507
LSB Industries Inc *	3,297	17,474
Lydall Inc *	1,927	84,114
Manitex International Inc *	376	4,692
Marten Transport Ltd	2,923	68,544
Masonite International Corp *	190	13,652
Matson Inc	3,090	118,594
Methode Electronics Inc	2,592	104,458
Milacron Holdings Corp *	8,329	157,668
Mistras Group Inc *	594	11,215
Moog Inc ‘A’	3,945	307,552
Mueller Industries Inc	44,071	1,300,535
Mueller Water Products Inc ‘A’	264,311	3,097,725
Multi-Color Corp	1,871	120,960
National Presto Industries Inc	602	74,648
Navios Maritime Acquisition Corp (Greece)	384	234
NL Industries Inc *	1,288	11,206
NN Inc	3,710	70,119
Nordic American Tankers Ltd	19,137	51,287
Northwest Pipe Co *	1,186	22,973
NVE Corp	33	4,019
Olympic Steel Inc	1,218	24,859
Orion Group Holdings Inc *	2,175	17,966
OSI Systems Inc *	1,421	109,886
Overseas Shipholding Group Inc ‘A’ *	7,846	30,442
PAM Transportation Services Inc *	90	4,227
Park Electrochemical Corp	1,126	26,112
Park-Ohio Holdings Corp	1,190	44,387
Plexus Corp *	49,525	2,948,719
Powell Industries Inc	1,219	42,458
Primoris Services Corp	1,778	48,415
Pure Cycle Corp *	1,010	9,646
Quanex Building Products Corp	4,702	84,401
Radiant Logistics Inc *	5,091	19,906

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-14

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Regal Beloit Corp	41,169	$3,367,624
Rexnord Corp *	12,540	364,412
Rogers Corp *	1,174	130,854
Safe Bulkers Inc * (Greece)	6,465	21,981
Sanmina Corp *	9,171	268,710
Scorpio Bulkers Inc	7,905	56,126
Scorpio Tankers Inc (Monaco)	39,592	111,254
Ship Finance International Ltd (Norway)	11,234	167,948
Simpson Manufacturing Co Inc	33,335	2,073,104
Sparton Corp *	678	12,875
SPX Corp *	1,047	36,697
SPX FLOW Inc *	5,685	248,832
Standex International Corp	362	36,996
Sterling Construction Co Inc *	2,885	37,592
Stoneridge Inc *	409	14,372
SunPower Corp *	5,489	42,101
Synalloy Corp	1,066	21,267
SYNNEX Corp	4,104	396,077
Tech Data Corp *	5,167	424,314
Teekay Corp (Bermuda)	9,372	72,633
Teekay Tankers Ltd ‘A’ (Bermuda)	24,341	28,479
Tetra Tech Inc	493	28,841
The Eastern Co	727	20,392
The Gorman-Rupp Co	1,894	66,290
The Greenbrier Cos Inc	4,276	225,559
The Manitowoc Co Inc *	19,428	502,408
Tidewater Inc *	3,225	93,299
TimkenSteel Corp *	5,379	87,947
Tredegar Corp	3,510	82,485
TriMas Corp *	6,200	182,280
Trinseo SA	1,818	128,987
Triumph Group Inc	6,591	129,184
TTM Technologies Inc *	12,673	223,425
Tutor Perini Corp *	5,035	92,896
Twin Disc Inc *	995	24,696
UFP Technologies Inc *	980	30,233
Universal Forest Products Inc	2,819	103,232
Vicor Corp *	218	9,494
Vishay Intertechnology Inc	17,922	415,790
Vishay Precision Group Inc *	362	13,810
VSE Corp	1,095	52,319
Watts Water Technologies Inc ‘A’	1,618	126,851
Werner Enterprises Inc	3,636	136,532
Willis Lease Finance Corp *	358	11,309
Worthington Industries Inc	470	19,726
YRC Worldwide Inc *	3,493	35,105

		48,551,817

Technology - 5.9%

3D Systems Corp *	13,996	193,285
ACI Worldwide Inc *	833	20,550
Acxiom Corp *	5,304	158,855
Advanced Energy Industries Inc *	29,682	1,724,227
Agilysys Inc *	1,134	17,577
Allscripts Healthcare Solutions Inc *	21,122	253,464
Alpha & Omega Semiconductor Ltd *	2,559	36,440
Ambarella Inc *	2,566	99,073
American Software Inc ‘A’	1,762	25,672
Amkor Technology Inc *	13,708	117,752
Avaya Holdings Corp *	14,132	283,771
Avid Technology Inc *	1,546	8,039
Axcelis Technologies Inc *	4,320	85,536
AXT Inc *	5,104	35,983
CACI International Inc ‘A’ *	3,322	559,923
CEVA Inc *	233	7,037
Cirrus Logic Inc *	8,160	312,773
Cohu Inc	47,157	1,155,818
Computer Programs & Systems Inc	817	26,879
ConvergeOne Holdings Inc	659	6,188
Convergys Corp	12,359	302,054

	Shares	Value

Cotiviti Holdings Inc *	895	$39,496
Cray Inc *	4,529	111,413
CSG Systems International Inc	800	32,696
Diebold Nixdorf Inc	10,282	122,870
Digi International Inc *	3,688	48,682
Digimarc Corp *	55	1,474
Diodes Inc *	4,077	140,534
Donnelley Financial Solutions Inc *	2,368	41,132
Electronics For Imaging Inc *	6,008	195,620
Engility Holdings Inc *	2,416	74,026
Evolent Health Inc ‘A’ *	6,996	147,266
Exela Technologies Inc *	1,260	5,985
FormFactor Inc *	9,056	120,445
GSI Technology Inc *	32	241
InnerWorkings Inc *	5,393	46,865
Insight Enterprises Inc *	2,976	145,616
Kopin Corp *	516	1,476
Kulicke & Soffa Industries Inc (Singapore)	33,898	807,450
MACOM Technology Solutions Holdings Inc *	6,117	140,936
ManTech International Corp ‘A’	3,602	193,211
Maxwell Technologies Inc *	4,664	24,253
Mercury Systems Inc *	3,106	118,214
MicroStrategy Inc ‘A’ *	1,281	163,648
MKS Instruments Inc	3,321	317,820
Monotype Imaging Holdings Inc	3,026	61,428
MTS Systems Corp	2,425	127,676
NantHealth Inc *	2,494	8,255
NetScout Systems Inc *	11,398	338,521
PAR Technology Corp *	257	4,544
PDF Solutions Inc *	3,372	40,397
pdvWireless Inc *	1,268	31,637
Perspecta Inc	19,399	398,649
Photronics Inc *	9,086	72,461
Pitney Bowes Inc	12,674	108,616
Presidio Inc *	4,260	55,806
Quality Systems Inc *	2,617	51,031
Rambus Inc *	14,315	179,510
Ribbon Communications Inc *	7,081	50,417
Rosetta Stone Inc *	2,128	34,112
SecureWorks Corp ‘A’ *	969	12,064
Semtech Corp *	709	33,358
Sigma Designs Inc *	675	4,118
Stratasys Ltd *	6,805	130,248
Super Micro Computer Inc *	4,176	98,762
Sykes Enterprises Inc *	5,330	153,397
Synaptics Inc *	46,272	2,330,721
Syntel Inc *	413	13,253
Telenav Inc *	2,170	12,152
The KeyW Holding Corp *	6,814	59,554
TiVo Corp	16,357	220,002
Ultra Clean Holdings Inc *	5,188	86,121
Unisys Corp *	2,030	26,187
Veeco Instruments Inc *	6,440	91,770
VeriFone Systems Inc *	5,333	121,699
Verint Systems Inc *	8,586	380,789
Vuzix Corp *	489	3,643
Xcerra Corp *	1,078	15,060
Xperi Corp	5,201	83,736
Zebra Technologies Corp ‘A’ *	23,035	3,299,764

		17,211,723

Utilities - 4.9%

ALLETE Inc	6,968	539,393
Ameresco Inc ‘A’ *	2,511	30,132
American States Water Co	1,543	88,198
Artesian Resources Corp ‘A’	1,089	42,221
Atlantic Power Corp *	14,205	31,251
Avista Corp	8,859	466,515
Black Hills Corp	36,132	2,211,640

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-15

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

California Water Service Group	5,919	$230,545
Chesapeake Utilities Corp	1,905	152,305
Connecticut Water Service Inc	10,888	711,204
Consolidated Water Co Ltd (Cayman)	1,955	25,219
El Paso Electric Co	5,480	323,868
IDACORP Inc	19,756	1,822,293
MGE Energy Inc	4,647	292,993
Middlesex Water Co	339	14,296
New Jersey Resources Corp	10,927	488,983
Northwest Natural Gas Co	3,858	246,140
NorthWestern Corp	6,748	386,323
NRG Yield Inc ‘A’	4,879	83,187
NRG Yield Inc ‘C’	8,784	151,085
ONE Gas Inc	7,049	526,842
Ormat Technologies Inc	5,369	285,577
Otter Tail Corp	5,336	253,994
PICO Holdings Inc *	2,702	31,478
PNM Resources Inc	10,768	418,875
Portland General Electric Co	12,116	518,080
RGC Resources Inc	966	28,188
SJW Group	816	54,036
South Jersey Industries Inc	9,889	330,985
Southwest Gas Holdings Inc	6,515	496,899
Spire Inc	35,016	2,473,880
The York Water Co	202	6,424
Unitil Corp	1,984	101,263
WGL Holdings Inc	6,933	615,304

		14,479,616

Total Common Stocks (Cost $252,418,644)		287,741,597

	Principal Amount

CORPORATE BONDS & NOTES - 0.9%

Energy - 0.8%

Unit Corp 6.625% due 05/15/21	$2,268,000	2,273,670

Industrial - 0.1%

Mueller Industries Inc 6.000% due 03/01/27	482,000	474,770

Total Corporate Bonds & Notes (Cost $2,650,574)		2,748,440

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 1.2%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $1,674,577; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $1,715,254)	$1,674,528	$1,674,528

U.S. Government Agency Issue - 0.6%

Federal Home Loan Bank 1.653% due 07/02/18	1,750,000	1,750,000

Total Short-Term Investments (Cost $3,424,449)		3,424,528

TOTAL INVESTMENTS - 100.1% (Cost $258,493,667)		293,914,565

DERIVATIVES - (0.0%)

(See Note (b) in Notes to Schedule of Investments)		(24,723)

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(363,500)

NET ASSETS - 100.0%		$293,526,342

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	35.4%
Industrial	16.6%
Consumer, Cyclical	9.6%
Consumer, Non-Cyclical	8.6%
Energy	8.2%
Basic Materials	6.6%
Technology	5.9%
Utilities	4.9%
Communications	3.1%
Others (each less than 3.0%)	1.2%

	100.1%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	09/18	14	$1,177,973	$1,153,250	($24,723)

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-16

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$19,275,397	$19,275,397	$-	$-
	Communications	9,013,140	9,013,140	-	-
	Consumer, Cyclical	28,166,218	28,166,218	-	-
	Consumer, Non-Cyclical	25,226,738	23,159,447	2,067,291	-
	Diversified	12,723	12,723	-	-
	Energy	21,782,525	18,487,879	3,294,646	-
	Financial	104,021,700	104,021,700	-	-
	Industrial	48,551,817	48,551,817	-	-
	Technology	17,211,723	17,211,723	-	-
	Utilities	14,479,616	14,479,616	-	-

	Total Common Stocks	287,741,597	282,379,660	5,361,937	-

	Corporate Bonds & Notes	2,748,440	-	2,748,440	-
	Short-Term Investments	3,424,528	-	3,424,528	-

	Total Assets	293,914,565	282,379,660	11,534,905	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(24,723)	(24,723)	-	-

	Total Liabilities	(24,723)	(24,723)	-	-

	Total	$293,889,842	$282,354,937	$11,534,905	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-17

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Dyax Corp - Contingent Value Rights * ± Ω	66,197	$151,591

Total Rights (Cost $73,479)		151,591

COMMON STOCKS - 98.3%

Basic Materials - 3.3%

A Schulman Inc	10,591	471,300
AdvanSix Inc *	11,856	434,285
AgroFresh Solutions Inc *	12,357	86,623
AK Steel Holding Corp *	125,865	546,254
Allegheny Technologies Inc *	49,833	1,251,805
American Vanguard Corp	11,587	265,922
Balchem Corp	12,686	1,245,004
Carpenter Technology Corp	18,550	975,174
Century Aluminum Co *	19,851	312,653
Clearwater Paper Corp *	6,390	147,609
Cleveland-Cliffs Inc *	118,326	997,488
Codexis Inc *	20,184	290,650
Coeur Mining Inc *	74,044	562,734
Commercial Metals Co	46,331	978,047
Compass Minerals International Inc	13,592	893,674
Covia Holdings Corp *	12,402	230,181
CSW Industrials Inc *	6,231	329,308
Energy Fuels Inc *	28,470	64,627
Ferro Corp *	33,403	696,453
Ferroglobe Representation & Warranty Insurance Trust * Ω ±	42,979	-
GCP Applied Technologies Inc *	28,612	828,317
Gold Resource Corp	19,496	128,479
Hawkins Inc	3,938	139,208
HB Fuller Co	19,823	1,064,099
Hecla Mining Co	157,353	547,588
Ingevity Corp *	16,841	1,361,763
Innophos Holdings Inc	7,713	367,139
Innospec Inc	9,593	734,344
Intrepid Potash Inc *	38,834	159,219
Kaiser Aluminum Corp	6,414	667,762
Klondex Mines Ltd * (Canada)	53,495	123,573
KMG Chemicals Inc	5,816	429,104
Koppers Holdings Inc *	8,232	315,697
Kraton Corp *	12,277	566,461
Kronos Worldwide Inc	9,168	206,555
Landec Corp *	10,970	163,453
Materion Corp	7,977	431,955
Minerals Technologies Inc	14,010	1,055,653
Neenah Inc	6,424	545,076
Oil-Dri Corp of America	2,230	93,972
OMNOVA Solutions Inc *	17,015	176,956
PH Glatfelter Co	17,198	336,909
PolyOne Corp	31,337	1,354,385
PQ Group Holdings Inc *	14,380	258,840
Quaker Chemical Corp	5,163	799,594
Rayonier Advanced Materials Inc	20,362	347,987
Ryerson Holding Corp *	5,564	62,039
Schnitzer Steel Industries Inc ‘A’	10,388	350,076
Schweitzer-Mauduit International Inc	12,214	533,996
Sensient Technologies Corp	17,059	1,220,571
Shiloh Industries Inc *	6,664	57,977
Smart Sand Inc *	9,416	49,999
Stepan Co	8,033	626,654
Tahoe Resources Inc (NYSE)	123,073	605,519
Tronox Ltd ‘A’	37,112	730,364
United States Lime & Minerals Inc	839	70,392

	Shares	Value

Universal Stainless & Alloy Products Inc *	2,750	$65,093
Uranium Energy Corp *	58,357	93,955
US Silica Holdings Inc	31,119	799,447
Valhi Inc	11,560	55,026
Verso Corp ‘A’ *	13,839	301,137

		29,606,124

Communications - 6.2%

1-800-Flowers.com Inc ‘A’ *	11,132	139,707
8x8 Inc *	35,996	721,720
A10 Networks Inc *	20,632	128,537
Acacia Communications Inc *	10,835	377,166
ADTRAN Inc	19,130	284,081
Aerohive Networks Inc *	11,245	44,643
ATN International Inc	3,948	208,336
Beasley Broadcast Group Inc ‘A’	2,079	23,285
Blucora Inc *	18,603	688,311
Boingo Wireless Inc *	16,030	362,118
CalAmp Corp *	13,799	323,311
Calix Inc *	16,577	129,301
Cardlytics Inc *	1,975	42,976
Cargurus Inc *	19,466	676,249
Cars.com Inc *	28,756	816,383
Carvana Co *	11,298	469,997
Casa Systems Inc *	5,794	94,616
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	33,796	140,253
ChannelAdvisor Corp *	10,825	152,091
Chegg Inc *	42,125	1,170,654
Ciena Corp *	56,966	1,510,169
Cincinnati Bell Inc *	17,072	268,030
Clear Channel Outdoor Holdings Inc ‘A’	15,965	68,650
Clearfield Inc *	5,091	56,256
Cogent Communications Holdings Inc	16,690	891,246
Comtech Telecommunications Corp	9,061	288,865
Consolidated Communications Holdings Inc	27,856	344,300
Daily Journal Corp *	462	106,352
DASAN Zhone Solutions Inc *	2,088	20,379
eGain Corp *	6,933	104,688
Endurance International Group Holdings Inc *	27,732	275,933
Entercom Communications Corp ‘A’	50,795	383,502
Entravision Communications Corp ‘A’	26,251	131,255
ePlus Inc *	5,396	507,764
Etsy Inc *	47,420	2,000,650
Extreme Networks Inc *	46,201	367,760
Finisar Corp *	45,573	820,314
Fluent Inc *	12,965	31,764
Frontier Communications Corp	31,395	168,277
Fusion Connect Inc *	8,072	31,804
Gannett Co Inc	44,434	475,444
Gogo Inc *	21,338	103,703
Gray Television Inc *	32,006	505,695
Groupon Inc *	174,875	751,963
GTT Communications Inc *	13,864	623,880
Harmonic Inc *	34,588	146,999
Hawaiian Telcom Holdco Inc *	2,187	63,248
HC2 Holdings Inc *	15,554	90,991
HealthStream Inc	10,261	280,228
Hemisphere Media Group Inc *	6,804	89,132
Houghton Mifflin Harcourt Co *	41,495	317,437
Imperva Inc *	13,771	664,451
Infinera Corp *	59,116	587,022
Intelsat SA *	15,835	263,811
InterDigital Inc	13,755	1,112,779
Internap Corp *	8,626	89,883
Iridium Communications Inc *	38,051	612,621
KVH Industries Inc *	6,185	82,879
Lands’ End Inc *	4,162	116,120
Leaf Group Ltd *	6,322	68,594
Liberty Expedia Holdings Inc ‘A’ *	21,529	945,984

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-18

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Liberty Latin America Ltd ‘A’ * (Chile)	17,159	$328,080
Liberty Latin America Ltd ‘C’ * (Chile)	44,998	872,061
Liberty Media Corp-Liberty Braves ‘A’ *	4,206	108,136
Liberty Media Corp-Liberty Braves ‘C’ *	13,786	356,506
Limelight Networks Inc *	42,418	189,608
Liquidity Services Inc *	11,079	72,567
LiveXLive Media Inc *	10,851	62,610
Loral Space & Communications Inc *	5,145	193,452
Maxar Technologies Ltd	22,457	1,134,528
MDC Partners Inc ‘A’ *	21,879	100,643
Meredith Corp	15,356	783,156
MSG Networks Inc ‘A’ *	23,961	573,866
NeoPhotonics Corp *	14,479	90,204
NETGEAR Inc *	12,393	774,562
New Media Investment Group Inc	23,703	438,031
Nexstar Media Group Inc ‘A’	17,798	1,306,373
NIC Inc	25,741	400,273
NII Holdings Inc *	34,956	136,328
Oclaro Inc *	66,879	597,229
Ooma Inc *	7,307	103,394
ORBCOMM Inc *	28,764	290,516
Overstock.com Inc *	8,209	276,233
Pandora Media Inc *	101,572	800,387
Perficient Inc *	13,671	360,504
Plantronics Inc	13,164	1,003,755
Preformed Line Products Co	1,343	119,232
Q2 Holdings Inc *	14,498	827,111
Quantenna Communications Inc *	13,085	203,341
QuinStreet Inc *	14,551	184,798
Quotient Technology Inc *	31,553	413,344
RigNet Inc *	5,642	58,113
Saga Communications Inc ‘A’	1,632	62,832
Scholastic Corp	11,180	495,386
Shenandoah Telecommunications Co	18,523	605,702
Shutterfly Inc *	13,099	1,179,303
Shutterstock Inc *	7,451	353,624
Sinclair Broadcast Group Inc ‘A’	28,667	921,644
Spok Holdings Inc	7,714	116,096
Stamps.com Inc *	6,887	1,742,755
TechTarget Inc *	8,011	227,512
TEGNA Inc	86,084	934,011
Telaria Inc *	17,029	68,797
The EW Scripps Co ‘A’	18,184	243,484
The Meet Group Inc *	29,298	131,255
The New York Times Co ‘A’	52,131	1,350,193
The Trade Desk Inc ‘A’ *	12,499	1,172,406
Travelzoo *	1,856	31,738
tronc Inc *	7,582	131,017
TrueCar Inc *	36,042	363,664
Tucows Inc ‘A’ *	3,599	218,279
ViaSat Inc *	21,684	1,425,072
Viavi Solutions Inc *	90,321	924,887
VirnetX Holding Corp *	22,455	76,347
Vonage Holdings Corp *	87,649	1,129,796
Web.com Group Inc *	16,201	418,796
WideOpenWest Inc *	12,326	119,069
Windstream Holdings Inc	16,234	85,553
World Wrestling Entertainment Inc ‘A’	16,752	1,219,881
XO Group Inc *	9,820	314,240
Yelp Inc *	32,183	1,260,930
Yext Inc *	32,109	620,988
Zix Corp *	23,440	126,342
Zscaler Inc *	5,453	194,945

		54,790,042

Consumer, Cyclical - 12.4%

Abercrombie & Fitch Co ‘A’	27,210	666,101
Acushnet Holdings Corp	13,605	332,778
Allegiant Travel Co	5,126	712,258
Altra Industrial Motion Corp	11,447	493,366

	Shares	Value

AMC Entertainment Holdings Inc ‘A’	20,323	$323,136
America’s Car-Mart Inc *	2,336	144,598
American Axle & Manufacturing Holdings Inc *	44,021	684,967
American Eagle Outfitters Inc	64,002	1,488,046
Anixter International Inc *	11,680	739,344
Asbury Automotive Group Inc *	8,090	554,569
Ascena Retail Group Inc *	70,994	282,911
At Home Group Inc *	10,518	411,780
AV Homes Inc *	4,867	104,154
Barnes & Noble Education Inc *	16,662	93,974
Barnes & Noble Inc	22,342	141,872
Bassett Furniture Industries Inc	3,971	109,401
Beacon Roofing Supply Inc *	27,026	1,151,848
Beazer Homes USA Inc *	12,303	181,469
Bed Bath & Beyond Inc	53,326	1,062,521
Belmond Ltd ‘A’ * (United Kingdom)	35,545	396,327
Big 5 Sporting Goods Corp	9,404	71,470
Big Lots Inc	16,929	707,294
Biglari Holdings Inc ‘A’ *	39	37,050
Biglari Holdings Inc ‘B’ *	396	72,662
BJ’s Restaurants Inc	8,076	484,560
Bloomin’ Brands Inc	33,285	669,028
Blue Bird Corp *	5,757	128,669
Bluegreen Vacations Corp	2,636	62,737
BlueLinx Holdings Inc *	3,520	132,106
BMC Stock Holdings Inc *	26,681	556,299
Bojangles’ Inc *	7,487	107,813
Boot Barn Holdings Inc *	7,844	162,763
Boyd Gaming Corp	32,837	1,138,130
Brinker International Inc	17,442	830,239
Caleres Inc	16,761	576,411
Callaway Golf Co	37,052	702,876
Camping World Holdings Inc ‘A’	12,571	314,024
Cannae Holdings Inc *	27,192	504,412
Carrols Restaurant Group Inc *	13,328	197,921
Castle Brands Inc *	37,292	44,377
Cavco Industries Inc *	3,394	704,764
Century Casinos Inc *	11,218	98,157
Century Communities Inc *	10,101	318,687
Chico’s FAS Inc	50,732	412,958
Churchill Downs Inc	4,698	1,392,957
Chuy’s Holdings Inc *	6,431	197,432
Citi Trends Inc	5,156	141,481
Clarus Corp *	8,543	70,480
Commercial Vehicle Group Inc *	10,789	79,191
Conn’s Inc *	7,512	247,896
Cooper Tire & Rubber Co	20,358	535,415
Cooper-Standard Holdings Inc *	7,095	927,104
Core-Mark Holding Co Inc	18,210	413,367
Cracker Barrel Old Country Store Inc	7,663	1,197,037
Crocs Inc *	27,698	487,762
Culp Inc	4,666	114,550
Daktronics Inc	14,183	120,697
Dana Inc	57,905	1,169,102
Dave & Buster’s Entertainment Inc *	15,708	747,701
Deckers Outdoor Corp *	12,629	1,425,688
Del Frisco’s Restaurant Group Inc *	8,388	105,689
Del Taco Restaurants Inc *	12,951	183,645
Denny’s Corp *	24,332	387,609
Dillard’s Inc ‘A’	4,680	442,260
Dine Brands Global Inc	6,862	513,278
Dorman Products Inc *	10,708	731,463
Douglas Dynamics Inc	8,819	423,312
Drive Shack Inc *	23,479	181,258
DSW Inc ‘A’	27,263	703,931
Duluth Holdings Inc ‘B’ *	3,492	83,075
El Pollo Loco Holdings Inc *	7,716	87,962
Eldorado Resorts Inc *	26,182	1,023,716
Empire Resorts Inc *	1,141	22,592

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-19

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

EnviroStar Inc	1,469	$59,201
Eros International PLC * (India)	12,187	158,431
Escalade Inc	5,118	72,164
Essendant Inc	14,305	189,112
Ethan Allen Interiors Inc	9,738	238,581
Express Inc *	28,926	264,673
EZCORP Inc ‘A’ *	20,145	242,747
Fiesta Restaurant Group Inc *	9,367	268,833
FirstCash Inc	17,864	1,605,080
Five Below Inc *	21,674	2,117,767
Flexsteel Industries Inc	2,982	118,982
Fossil Group Inc *	18,188	488,712
Foundation Building Materials Inc *	5,617	86,389
Fox Factory Holding Corp *	14,204	661,196
Francesca’s Holdings Corp *	13,174	99,464
Freshpet Inc *	10,377	284,849
Funko Inc ‘A’ *	3,523	44,214
G-III Apparel Group Ltd *	17,228	764,923
Gaia Inc *	4,630	93,757
GameStop Corp ‘A’	39,752	579,187
Genesco Inc *	7,815	310,255
Gentherm Inc *	14,448	567,806
GMS Inc *	12,945	350,680
GNC Holdings Inc ‘A’ *	32,362	113,914
Golden Entertainment Inc *	7,031	189,767
Green Brick Partners Inc *	9,834	96,373
Group 1 Automotive Inc	7,990	503,370
Guess? Inc	22,734	486,508
H&E Equipment Services Inc	12,644	475,541
Hamilton Beach Brands Holding Co ‘A’	2,503	72,712
Haverty Furniture Cos Inc	7,124	153,878
Hawaiian Holdings Inc	20,088	722,164
Herman Miller Inc	23,699	803,396
Hibbett Sports Inc *	7,849	179,742
HNI Corp	17,242	641,402
Hooker Furniture Corp	4,496	210,862
Hovnanian Enterprises Inc ‘A’ *	48,019	78,271
Hudson Ltd ‘A’ * (United Kingdom)	15,704	274,663
ILG Inc	41,758	1,379,267
IMAX Corp *	21,611	478,684
Installed Building Products Inc *	8,705	492,268
Interface Inc	23,531	540,036
International Speedway Corp ‘A’	9,631	430,506
iRobot Corp *	10,735	813,391
J Alexander’s Holdings Inc *	5,127	57,166
J. Jill Inc *	7,131	66,604
Jack in the Box Inc	11,715	997,181
JC Penney Co Inc *	122,013	285,510
Johnson Outdoors Inc ‘A’	1,973	166,778
KB Home	34,076	928,230
Kimball International Inc ‘B’	14,817	239,443
Kirkland’s Inc *	6,831	79,513
Knoll Inc	19,506	405,920
La-Z-Boy Inc	18,129	554,747
LCI Industries	9,693	873,824
LGI Homes Inc *	7,337	423,565
Liberty TripAdvisor Holdings Inc ‘A’ *	28,923	465,660
Lifetime Brands Inc	5,178	65,502
Lindblad Expeditions Holdings Inc *	8,676	114,957
Lithia Motors Inc ‘A’	9,399	888,863
Lumber Liquidators Holdings Inc *	11,146	271,405
M/I Homes Inc *	10,902	288,685
Malibu Boats Inc ‘A’ *	8,189	343,447
Marine Products Corp	2,766	49,179
MarineMax Inc *	8,547	161,966
Marriott Vacations Worldwide Corp	8,558	966,712
MCBC Holdings Inc *	7,349	212,754
MDC Holdings Inc	18,059	555,675
Meritage Homes Corp *	15,328	673,666
Meritor Inc *	33,450	688,066

	Shares	Value

Miller Industries Inc	4,400	$112,420
Mobile Mini Inc	17,606	825,721
Modine Manufacturing Co *	18,811	343,301
Monarch Casino & Resort Inc *	4,237	186,640
Motorcar Parts of America Inc *	7,326	137,069
Movado Group Inc	6,398	309,023
Nathan’s Famous Inc	1,039	97,770
National CineMedia Inc	30,652	257,477
National Vision Holdings Inc *	13,423	490,879
Nautilus Inc *	11,900	186,830
Navistar International Corp *	19,717	802,876
New York & Co Inc *	11,129	56,980
Nexeo Solutions Inc *	13,119	119,776
Noodles & Co *	5,308	65,288
Office Depot Inc	220,223	561,569
Ollie’s Bargain Outlet Holdings Inc *	19,676	1,426,510
Oxford Industries Inc	6,504	539,702
Papa John’s International Inc	8,998	456,379
Party City Holdco Inc *	13,862	211,395
PC Connection Inc	4,872	161,750
Penn National Gaming Inc *	33,069	1,110,788
Perry Ellis International Inc *	4,969	135,008
PetIQ Inc *	3,982	106,957
PetMed Express Inc	7,915	348,656
Pier 1 Imports Inc	34,588	82,319
Pinnacle Entertainment Inc *	21,112	712,108
Planet Fitness Inc ‘A’ *	35,121	1,543,217
Potbelly Corp *	8,801	113,973
PriceSmart Inc	8,763	793,051
Purple Innovation Inc *	2,179	18,521
RCI Hospitality Holdings Inc	3,872	122,549
Reading International Inc ‘A’ *	6,538	104,281
Red Lion Hotels Corp *	5,647	65,788
Red Robin Gourmet Burgers Inc *	5,081	236,775
Red Rock Resorts Inc ‘A’	27,737	929,189
Regis Corp *	14,289	236,340
REV Group Inc	12,108	205,957
RH *	7,648	1,068,426
Rite Aid Corp *	417,198	721,753
Rocky Brands Inc	2,650	79,500
Roku Inc *	17,183	732,339
Rush Enterprises Inc ‘A’ *	11,409	494,922
Rush Enterprises Inc ‘B’ *	2,310	101,409
Ruth’s Hospitality Group Inc	11,647	326,698
Sally Beauty Holdings Inc *	48,561	778,433
ScanSource Inc *	9,872	397,842
Scientific Games Corp ‘A’ *	21,797	1,071,323
Sears Holdings Corp *	15,942	37,783
SeaWorld Entertainment Inc *	21,817	476,047
Shake Shack Inc ‘A’ *	9,765	646,248
Shoe Carnival Inc	4,140	134,343
Signet Jewelers Ltd (NYSE)	23,410	1,305,107
SiteOne Landscape Supply Inc *	15,835	1,329,665
Skyline Champion Corp	2,706	94,818
SkyWest Inc	20,219	1,049,366
Sleep Number Corp *	14,434	418,875
Sonic Automotive Inc ‘A’	9,508	195,865
Sonic Corp	14,175	487,903
Spartan Motors Inc	13,597	205,315
Speedway Motorsports Inc	5,234	90,862
Spirit Airlines Inc *	27,196	988,575
Sportsman’s Warehouse Holdings Inc *	15,821	81,004
Standard Motor Products Inc	8,559	413,742
Steelcase Inc ‘A’	33,729	455,341
Steven Madden Ltd	22,966	1,219,495
Superior Industries International Inc	10,103	180,844
Superior Uniform Group Inc	3,619	74,949
Systemax Inc	4,630	158,948
Tailored Brands Inc	19,718	503,203
Taylor Morrison Home Corp ‘A’ *	44,450	923,671

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-20

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Tenneco Inc	20,172	$886,761
Texas Roadhouse Inc	26,869	1,760,188
The Buckle Inc	11,521	309,915
The Cato Corp ‘A’	8,840	217,641
The Cheesecake Factory Inc	16,953	933,432
The Children’s Place Inc	6,346	766,597
The Container Store Group Inc *	5,359	45,069
The Habit Restaurants Inc ‘A’ *	8,762	87,620
The Marcus Corp	7,397	240,402
The New Home Co Inc *	5,392	53,758
Tile Shop Holdings Inc	17,049	131,277
Tilly’s Inc ‘A’	5,879	89,067
Titan International Inc	20,098	215,652
Titan Machinery Inc *	7,220	112,271
Tower International Inc	7,882	250,648
Town Sports International Holdings Inc *	5,693	82,833
TRI Pointe Group Inc *	60,009	981,747
Triton International Ltd (Bermuda)	20,763	636,594
Tupperware Brands Corp	20,342	838,904
Unifi Inc *	6,230	197,491
UniFirst Corp	5,958	1,053,970
Universal Electronics Inc *	5,618	185,675
Vera Bradley Inc *	8,897	124,914
Veritiv Corp *	4,556	181,557
Vista Outdoor Inc *	22,816	353,420
Wabash National Corp	23,084	430,747
Wesco Aircraft Holdings Inc *	21,108	237,465
Weyco Group Inc	2,356	85,758
William Lyon Homes ‘A’ *	12,729	295,313
Willscot Corp *	13,137	194,428
Wingstop Inc	11,618	605,530
Winmark Corp	982	145,778
Winnebago Industries Inc	12,180	494,508
Wolverine World Wide Inc	36,461	1,267,749
World Fuel Services Corp	26,595	542,804
Zoe’s Kitchen Inc *	7,148	69,764
Zumiez Inc *	6,945	173,972

		109,637,877

Consumer, Non-Cyclical - 21.2%

22nd Century Group Inc *	45,552	112,058
AAC Holdings Inc *	4,727	44,292
Aaron’s Inc	27,914	1,212,863
Abaxis Inc	8,716	723,515
Abeona Therapeutics Inc *	12,249	195,984
ABM Industries Inc	26,271	766,588
Acacia Research Corp *	17,401	72,214
ACADIA Pharmaceuticals Inc *	39,053	596,339
Accelerate Diagnostics Inc *	10,628	237,004
Acceleron Pharma Inc *	15,375	745,995
ACCO Brands Corp	42,049	582,379
Accuray Inc *	33,531	137,477
Achaogen Inc *	12,537	108,570
Achillion Pharmaceuticals Inc *	53,911	152,568
Aclaris Therapeutics Inc *	10,608	211,842
Acorda Therapeutics Inc *	17,290	496,223
Adamas Pharmaceuticals Inc *	8,726	225,393
Addus HomeCare Corp *	3,178	181,940
ADMA Biologics Inc *	7,461	33,649
Adtalem Global Education Inc *	23,709	1,140,403
Aduro Biotech Inc *	25,424	177,968
Adverum Biotechnologies Inc *	21,521	114,061
Aeglea BioTherapeutics Inc *	6,437	68,103
Aerie Pharmaceuticals Inc *	14,122	953,941
Agenus Inc *	31,395	71,267
Aimmune Therapeutics Inc *	17,195	462,374
Akcea Therapeutics Inc *	5,071	120,233
Akebia Therapeutics Inc *	19,997	199,570
Akorn Inc *	37,034	614,394
Alarm.com Holdings Inc *	12,228	493,767

	Shares	Value

Albireo Pharma Inc *	3,601	$127,836
Alder Biopharmaceuticals Inc *	23,138	365,580
Aldeyra Therapeutics Inc *	6,266	49,815
Alico Inc	1,399	44,348
Allena Pharmaceuticals Inc *	4,588	59,782
Alliance One International Inc *	3,279	51,972
AMAG Pharmaceuticals Inc *	13,258	258,531
Amedisys Inc *	11,348	969,800
American Public Education Inc *	6,342	266,998
American Renal Associates Holdings Inc *	5,350	84,370
Amicus Therapeutics Inc *	75,061	1,172,453
AMN Healthcare Services Inc *	18,741	1,098,223
Amneal Pharmaceuticals Inc *	34,460	565,489
Amphastar Pharmaceuticals Inc *	14,568	222,308
Ampio Pharmaceuticals Inc *	31,266	68,785
AnaptysBio Inc *	7,366	523,281
AngioDynamics Inc *	14,580	324,259
ANI Pharmaceuticals Inc *	3,253	217,300
Anika Therapeutics Inc *	5,708	182,656
Antares Pharma Inc *	55,402	142,937
Apellis Pharmaceuticals Inc *	14,328	315,216
Apollo Medical Holdings Inc *	7,783	201,268
Aratana Therapeutics Inc *	19,400	82,450
Arbutus Biopharma Corp * (Canada)	13,917	101,594
Arcus Biosciences Inc *	1,989	24,345
Ardelyx Inc *	14,299	52,906
Arena Pharmaceuticals Inc *	19,698	858,833
ArQule Inc *	34,373	190,083
Array BioPharma Inc *	80,905	1,357,586
Arrowhead Pharmaceuticals Inc *	34,512	469,363
Arsanis Inc *	1,721	6,247
ASGN Inc *	20,136	1,574,434
Assembly Biosciences Inc *	6,737	264,158
Atara Biotherapeutics Inc *	16,133	592,888
Athenex Inc *	16,679	311,230
Athersys Inc *	46,992	92,574
AtriCure Inc *	12,846	347,484
Atrion Corp	559	335,065
Audentes Therapeutics Inc *	12,702	485,343
Avanos Medical Inc *	18,601	1,064,907
AVEO Pharmaceuticals Inc *	40,215	90,886
Avid Bioservices Inc *	19,912	78,055
Avis Budget Group Inc *	27,179	883,317
AxoGen Inc *	13,207	663,652
B&G Foods Inc	26,101	780,420
Barrett Business Services Inc	2,826	272,907
Bellicum Pharmaceuticals Inc *	15,779	116,449
BG Staffing Inc	2,997	69,680
BioCryst Pharmaceuticals Inc *	39,342	225,430
Biohaven Pharmaceutical Holding Co Ltd *	10,857	429,069
BioScrip Inc *	52,672	154,329
BioSpecifics Technologies Corp *	2,245	100,711
BioTelemetry Inc *	12,860	578,700
BioTime Inc *	33,861	69,754
Blueprint Medicines Corp *	16,517	1,048,499
Brookdale Senior Living Inc *	74,011	672,760
Cadiz Inc *	8,941	117,127
CAI International Inc *	7,550	175,462
Cal-Maine Foods Inc *	12,325	565,101
Calavo Growers Inc	6,348	610,360
Calithera Biosciences Inc *	13,265	66,325
Calyxt Inc *	1,978	36,929
Cambium Learning Group Inc *	5,814	64,826
Cambrex Corp *	13,109	685,601
Capella Education Co	4,578	451,849
Capital Senior Living Corp *	9,448	100,810
Cara Therapeutics Inc *	10,422	199,581
Cardiovascular Systems Inc *	12,999	420,388
Cardtronics PLC ‘A’ *	15,747	380,762
Care.com Inc *	7,665	160,045

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-21

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

CareDx Inc *	12,804	$156,721
Career Education Corp *	27,116	438,466
Carriage Services Inc	6,131	150,516
CASI Pharmaceuticals Inc *	18,950	155,958
Catalyst Biosciences Inc *	4,705	54,907
Catalyst Pharmaceuticals Inc *	36,333	113,359
CBIZ Inc *	20,422	469,706
Celcuity Inc *	2,455	60,933
Cellular Biomedicine Group Inc *	3,653	71,416
Celsius Holdings Inc *	8,513	39,160
Central Garden & Pet Co *	4,338	188,616
Central Garden & Pet Co ‘A’ *	13,891	562,169
Cerus Corp *	50,742	338,449
ChemoCentryx Inc *	10,192	134,229
Chimerix Inc *	18,336	87,279
ChromaDex Corp *	15,094	55,999
Cimpress NV * (Netherlands)	8,741	1,267,095
Civitas Solutions Inc *	6,021	98,744
Clearside Biomedical Inc *	11,095	118,606
Clovis Oncology Inc *	18,896	859,201
Coca-Cola Bottling Co Consolidated	1,807	244,180
Cohbar Inc *	8,802	57,653
Coherus Biosciences Inc *	18,581	260,134
Collegium Pharmaceutical Inc *	11,627	277,304
Community Health Systems Inc *	37,597	124,822
Concert Pharmaceuticals Inc *	8,481	142,735
CONMED Corp	10,071	737,197
Corbus Pharmaceuticals Holdings Inc *	19,195	96,935
Corcept Therapeutics Inc *	38,791	609,795
Corium International Inc *	10,570	84,666
CorVel Corp *	3,644	196,776
Corvus Pharmaceuticals Inc *	5,472	60,083
CRA International Inc	3,071	156,283
Craft Brew Alliance Inc *	4,875	100,669
Cross Country Healthcare Inc *	14,779	166,264
CryoLife Inc *	14,082	392,184
CTI BioPharma Corp *	18,757	93,410
Cue Biopharma Inc *	6,756	80,126
Cutera Inc *	5,317	214,275
Cymabay Therapeutics Inc *	23,347	313,317
Cytokinetics Inc *	18,237	151,367
CytomX Therapeutics Inc *	15,296	349,667
CytoSorbents Corp *	9,675	110,295
Darling Ingredients Inc *	64,919	1,290,590
Dean Foods Co	36,146	379,894
Deciphera Pharmaceuticals Inc *	3,198	125,841
Deluxe Corp	19,029	1,259,910
Denali Therapeutics Inc *	6,306	96,167
Depomed Inc *	22,566	150,515
Dermira Inc *	15,516	142,747
Dicerna Pharmaceuticals Inc *	17,586	215,428
Diplomat Pharmacy Inc *	22,509	575,330
Dova Pharmaceuticals Inc *	4,673	139,816
Durect Corp *	62,089	96,859
Dynavax Technologies Corp *	24,210	369,202
Eagle Pharmaceuticals Inc *	4,141	313,308
Edgewell Personal Care Co *	21,313	1,075,454
Editas Medicine Inc *	18,114	649,025
elf Beauty Inc *	8,101	123,459
Eloxx Pharmaceuticals Inc *	8,515	145,351
Emerald Expositions Events Inc	9,790	201,674
Emergent BioSolutions Inc *	17,685	892,916
Enanta Pharmaceuticals Inc *	6,658	771,662
Endo International PLC *	88,870	838,044
Endocyte Inc *	25,761	355,502
Endologix Inc *	31,597	178,839
Ennis Inc	10,257	208,730
Enzo Biochem Inc *	18,162	94,261
Epizyme Inc *	20,762	281,325
Esperion Therapeutics Inc *	9,081	355,884

	Shares	Value

Evelo Biosciences Inc *	2,132	$25,158
Everi Holdings Inc *	25,274	181,973
EVERTEC Inc	24,206	528,901
Evolus Inc *	1,868	52,285
Farmer Brothers Co *	4,113	125,652
Fate Therapeutics Inc *	19,263	218,442
Fennec Pharmaceuticals Inc * (Canada)	4,466	46,625
FibroGen Inc *	29,660	1,856,716
Five Prime Therapeutics Inc *	13,079	206,779
Flexion Therapeutics Inc *	13,342	344,891
FONAR Corp *	2,629	69,800
Forrester Research Inc	4,003	167,926
Fortress Biotech Inc *	14,405	42,927
Foundation Medicine Inc *	6,062	828,675
Franklin Covey Co *	3,633	89,190
Fresh Del Monte Produce Inc	12,414	553,044
FTI Consulting Inc *	14,955	904,478
G1 Therapeutics Inc *	8,097	351,896
Genesis Healthcare Inc *	23,973	54,898
GenMark Diagnostics Inc *	20,701	132,072
Genomic Health Inc *	8,217	414,137
Geron Corp *	63,565	218,028
Glaukos Corp *	13,079	531,531
Global Blood Therapeutics Inc *	19,829	896,271
Globus Medical Inc ‘A’ *	28,457	1,435,940
GlycoMimetics Inc *	13,327	214,965
Great Lakes Dredge & Dock Corp *	20,918	109,820
Green Dot Corp ‘A’ *	18,997	1,394,190
GTx Inc *	1,816	27,803
Haemonetics Corp *	21,325	1,912,426
Halozyme Therapeutics Inc *	49,642	837,461
Harvard Bioscience Inc *	11,305	60,482
Healthcare Services Group Inc	29,424	1,270,823
HealthEquity Inc *	21,489	1,613,824
Heidrick & Struggles International Inc	7,241	253,435
Helen of Troy Ltd *	10,520	1,035,694
Helius Medical Technologies Inc *	5,145	48,980
Herc Holdings Inc *	9,663	544,413
Heron Therapeutics Inc *	25,322	983,760
Hertz Global Holdings Inc *	20,969	321,664
Heska Corp *	2,688	278,988
HMS Holdings Corp *	32,844	710,087
Homology Medicines Inc *	4,091	83,456
Horizon Pharma PLC *	65,587	1,086,121
Hostess Brands Inc *	39,046	531,026
Huron Consulting Group Inc *	8,774	358,857
ICF International Inc	7,158	508,576
Idera Pharmaceuticals Inc *	56,679	74,816
Immune Design Corp *	15,062	68,532
ImmunoGen Inc *	50,855	494,819
Immunomedics Inc *	52,285	1,237,586
Information Services Group Inc *	14,395	59,020
Ingles Markets Inc ‘A’	5,560	176,808
Innovate Biopharmaceuticals Inc *	6,735	158,744
Innoviva Inc *	28,847	398,089
Inogen Inc *	6,999	1,304,124
Inovio Pharmaceuticals Inc *	32,039	125,593
Insmed Inc *	30,393	718,794
Insperity Inc	15,207	1,448,467
Inspire Medical Systems Inc *	3,065	109,298
Insys Therapeutics Inc *	10,891	78,851
Integer Holdings Corp *	12,155	785,821
Intellia Therapeutics Inc *	13,181	360,632
Inter Parfums Inc	6,930	370,755
Intercept Pharmaceuticals Inc *	8,692	729,346
Intersect ENT Inc *	11,733	439,401
Intra-Cellular Therapies Inc *	17,771	314,014
Intrexon Corp *	27,561	384,200
Invacare Corp	12,758	237,299
Invitae Corp *	25,298	185,940

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-22

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Iovance Biotherapeutics Inc *	32,611	$417,421
iRadimed Corp *	1,356	28,137
iRhythm Technologies Inc *	9,410	763,433
Ironwood Pharmaceuticals Inc *	55,054	1,052,632
J&J Snack Foods Corp	5,855	892,712
John B Sanfilippo & Son Inc	3,509	261,245
Jounce Therapeutics Inc *	6,005	45,998
K12 Inc *	15,763	258,040
K2M Group Holdings Inc *	16,498	371,205
Kadmon Holdings Inc *	27,456	109,549
Kala Pharmaceuticals Inc *	5,610	77,025
Karyopharm Therapeutics Inc *	19,235	326,803
Kelly Services Inc ‘A’	12,169	273,194
Keryx Biopharmaceuticals Inc *	37,397	140,613
Kforce Inc	9,356	320,911
Kindred Biosciences Inc *	10,848	115,531
Kindred Healthcare Inc *	35,158	316,422
Korn/Ferry International	22,403	1,387,418
Kura Oncology Inc *	9,857	179,397
La Jolla Pharmaceutical Co *	8,509	248,208
Lancaster Colony Corp	7,513	1,039,949
Lannett Co Inc *	11,411	155,190
Lantheus Holdings Inc *	14,754	214,671
Laureate Education Inc ‘A’ *	20,966	300,443
LeMaitre Vascular Inc	6,264	209,719
Lexicon Pharmaceuticals Inc *	16,975	203,700
LHC Group Inc *	12,253	1,048,734
LifePoint Health Inc *	14,076	686,909
Ligand Pharmaceuticals Inc *	8,314	1,722,411
Limoneira Co	5,291	130,212
LivaNova PLC *	19,316	1,928,123
Loxo Oncology Inc *	10,532	1,827,091
LSC Communications Inc	13,542	212,068
Luminex Corp	16,272	480,512
MacroGenics Inc *	15,558	321,273
Madrigal Pharmaceuticals Inc *	2,306	644,965
Magellan Health Inc *	9,769	937,336
Mallinckrodt PLC *	32,667	609,566
MannKind Corp *	55,482	105,416
Marinus Pharmaceuticals Inc *	14,333	101,334
Marrone Bio Innovations Inc *	20,797	38,266
Matthews International Corp ‘A’	12,381	728,003
McGrath RentCorp	9,538	603,469
MediciNova Inc *	15,399	122,576
Medifast Inc	4,637	742,662
Medpace Holdings Inc *	4,774	205,282
Melinta Therapeutics Inc *	8,161	51,822
Menlo Therapeutics Inc *	2,520	20,462
Meridian Bioscience Inc	17,043	270,984
Merit Medical Systems Inc *	19,499	998,349
Mersana Therapeutics Inc *	5,256	93,872
MGP Ingredients Inc	5,279	468,828
MiMedx Group Inc *	39,796	254,296
Minerva Neurosciences Inc *	12,865	106,136
Miragen Therapeutics Inc *	9,894	63,421
Mirati Therapeutics Inc *	7,183	354,122
Molecular Templates Inc *	3,499	18,300
Momenta Pharmaceuticals Inc *	30,457	622,846
MoneyGram International Inc *	12,094	80,909
Monro Inc	12,616	732,990
Mustang Bio Inc *	5,245	36,138
MyoKardia Inc *	12,104	600,964
Myriad Genetics Inc *	26,068	974,161
NanoString Technologies Inc *	8,578	117,347
NantKwest Inc *	13,156	40,257
Natera Inc *	12,051	226,800
National Beverage Corp *	4,528	484,043
National HealthCare Corp	4,807	338,317
National Research Corp ‘A’	4,322	161,643
Natural Grocers by Vitamin Cottage Inc *	4,534	57,763

	Shares	Value

Natural Health Trends Corp	3,324	$83,166
Nature’s Sunshine Products Inc *	4,348	40,654
Natus Medical Inc *	12,781	440,944
Navigant Consulting Inc *	18,128	401,354
Neogen Corp *	19,975	1,601,795
NeoGenomics Inc *	22,719	297,846
Neos Therapeutics Inc *	11,939	74,619
Nevro Corp *	11,545	921,868
NewLink Genetics Corp *	11,053	52,612
Novavax Inc *	151,321	202,770
Novocure Ltd *	28,514	892,488
Nutrisystem Inc	11,924	459,074
NuVasive Inc *	20,413	1,063,926
Nuvectra Corp *	5,506	113,038
NxStage Medical Inc *	26,072	727,409
Nymox Pharmaceutical Corp * (Canada)	12,095	40,639
Ocular Therapeutix Inc *	12,578	84,902
Odonate Therapeutics Inc *	2,510	55,421
Omeros Corp *	18,117	328,642
OPKO Health Inc *	127,599	599,715
Optinose Inc *	6,384	178,624
OraSure Technologies Inc *	23,870	393,139
Organovo Holdings Inc *	41,821	58,549
Orthofix International NV *	6,939	394,274
OrthoPediatrics Corp *	2,709	72,168
Ovid therapeutics Inc *	4,610	35,958
Owens & Minor Inc	24,377	407,340
Oxford Immunotec Global PLC *	9,737	125,510
Pacific Biosciences of California Inc *	48,655	172,725
Pacira Pharmaceuticals Inc *	15,827	507,255
Palatin Technologies Inc *	63,850	61,922
Paratek Pharmaceuticals Inc *	12,507	127,571
Patterson Cos Inc	32,611	739,291
Paylocity Holding Corp *	11,487	676,125
PDL BioPharma Inc *	55,894	130,792
Performance Food Group Co *	40,381	1,481,983
Pfenex Inc *	7,639	41,327
PFSweb Inc *	5,729	55,686
Phibro Animal Health Corp ‘A’	7,763	357,486
Pieris Pharmaceuticals Inc *	20,575	104,315
PolarityTE Inc *	3,423	80,577
Portola Pharmaceuticals Inc *	25,836	975,826
Prestige Brands Holdings Inc *	21,228	814,731
PRGX Global Inc *	7,723	74,913
Primo Water Corp *	10,673	186,671
Progenics Pharmaceuticals Inc *	28,377	228,151
Proteostasis Therapeutics Inc *	9,931	27,707
Prothena Corp PLC * (Ireland)	16,070	234,301
PTC Therapeutics Inc *	17,972	606,196
Pulse Biosciences Inc *	3,938	59,621
Puma Biotechnology Inc *	11,289	667,744
Quad/Graphics Inc	13,409	279,309
Quanterix Corp *	1,903	27,327
Quidel Corp *	13,013	865,364
Quorum Health Corp *	11,169	55,845
R1 RCM Inc *	40,383	350,524
Ra Pharmaceuticals Inc *	7,482	74,446
Radius Health Inc *	16,069	473,553
RadNet Inc *	16,305	244,575
Reata Pharmaceuticals Inc ‘A’ *	6,310	220,661
Recro Pharma Inc *	5,734	28,785
REGENXBIO Inc *	11,351	814,434
Reis Inc	4,114	89,685
Rent-A-Center Inc	18,106	266,520
Repligen Corp *	15,574	732,601
Resources Connection Inc	12,182	205,876
resTORbio Inc *	2,443	22,353
Retrophin Inc *	15,880	432,889
Revance Therapeutics Inc *	13,021	357,426
Revlon Inc ‘A’ *	3,243	56,915

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-23

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Rhythm Pharmaceuticals Inc *	4,858	$151,861
Rigel Pharmaceuticals Inc *	65,676	185,863
Rocket Pharmaceuticals Inc *	8,269	162,320
Rockwell Medical Inc *	18,222	89,834
RR Donnelley & Sons Co	27,250	156,960
RTI Surgical Inc *	22,446	103,252
Sanderson Farms Inc	8,111	852,872
Sangamo Therapeutics Inc *	40,241	571,422
Savara Inc *	9,867	111,694
scPharmaceuticals Inc *	2,505	14,178
SEACOR Marine Holdings Inc *	6,223	143,689
SeaSpine Holdings Corp *	4,385	55,339
Select Medical Holdings Corp *	43,067	781,666
Selecta Biosciences Inc *	7,126	94,420
Seneca Foods Corp ‘A’ *	3,008	81,216
Senseonics Holdings Inc *	26,341	108,262
Seres Therapeutics Inc *	8,307	71,440
ServiceSource International Inc *	32,718	128,909
Sienna Biopharmaceuticals Inc *	5,910	89,773
Sientra Inc *	9,173	178,965
SIGA Technologies Inc *	20,553	122,085
Smart & Final Stores Inc *	8,809	48,890
Solid Biosciences Inc *	3,550	126,487
Sorrento Therapeutics Inc *	34,493	248,350
Sotheby’s *	14,727	800,265
SP Plus Corp *	8,900	331,080
Spark Therapeutics Inc *	12,482	1,033,010
SpartanNash Co	14,904	380,350
Spectrum Pharmaceuticals Inc *	39,290	823,518
Spero Therapeutics Inc *	2,584	37,907
Spring Bank Pharmaceuticals Inc *	3,389	40,160
STAAR Surgical Co *	16,466	510,446
Stemline Therapeutics Inc *	10,560	169,488
Strayer Education Inc	4,361	492,837
Supernus Pharmaceuticals Inc *	19,475	1,165,579
SUPERVALU Inc *	15,464	317,321
Surface Oncology Inc *	2,884	47,038
Surgery Partners Inc *	7,582	112,972
Surmodics Inc *	5,026	277,435
Syndax Pharmaceuticals Inc *	6,044	42,429
Syneos Health Inc *	22,222	1,042,212
Synergy Pharmaceuticals Inc *	98,539	171,458
Synlogic Inc *	6,055	59,521
Syros Pharmaceuticals Inc *	9,707	99,108
T2 Biosystems Inc *	10,062	77,880
Tactile Systems Technology Inc *	6,873	357,396
Tandem Diabetes Care Inc *	17,671	389,115
Team Inc *	12,136	280,342
Tejon Ranch Co *	7,603	184,753
Teladoc Inc *	24,594	1,427,682
Teligent Inc *	19,410	67,159
Tenet Healthcare Corp *	33,203	1,114,625
Tetraphase Pharmaceuticals Inc *	20,751	74,081
Textainer Group Holdings Ltd *	10,874	172,897
TG Therapeutics Inc *	23,471	308,644
The Andersons Inc	10,759	367,958
The Boston Beer Co Inc ‘A’ *	3,330	998,001
The Brink’s Co	19,950	1,591,012
The Chefs’ Warehouse Inc *	8,682	247,437
The Ensign Group Inc	19,551	700,317
The Hackett Group Inc	9,490	152,504
The Medicines Co *	27,441	1,007,085
The Providence Service Corp *	4,467	350,883
The Simply Good Foods Co *	23,574	340,409
TherapeuticsMD Inc *	66,684	416,108
Theravance Biopharma Inc *	16,992	385,379
Tivity Health Inc *	15,870	558,624
Tocagen Inc *	6,954	64,950
Tootsie Roll Industries Inc	6,604	203,733
TransEnterix Inc *	61,645	268,772

	Shares	Value

Travelport Worldwide Ltd	49,837	$923,978
TriNet Group Inc *	17,314	968,545
Triple-S Management Corp ‘B’ *	8,653	337,986
TrueBlue Inc *	16,376	441,333
Turning Point Brands Inc	3,069	97,901
Tyme Technologies Inc *	15,262	48,228
Ultragenyx Pharmaceutical Inc *	18,652	1,433,779
United Natural Foods Inc *	19,592	835,795
UNITY Biotechnology Inc *	1,953	29,412
Universal Corp	9,795	646,960
Unum Therapeutics Inc *	1,410	20,234
US Physical Therapy Inc	4,938	474,048
USANA Health Sciences Inc *	5,025	579,382
Utah Medical Products Inc	1,300	143,195
Vanda Pharmaceuticals Inc *	20,379	388,220
Varex Imaging Corp *	15,192	563,471
Vector Group Ltd	39,299	749,825
Vectrus Inc *	4,660	143,621
Veracyte Inc *	10,101	94,343
Verastem Inc *	20,950	144,136
Vericel Corp *	14,634	141,950
Viad Corp	8,108	439,859
ViewRay Inc *	19,572	135,438
Viking Therapeutics Inc *	17,267	163,864
Village Super Market Inc ‘A’	3,239	95,421
Vital Therapies Inc *	10,085	69,082
Voyager Therapeutics Inc *	8,508	166,246
WaVe Life Sciences Ltd *	6,992	267,444
WD-40 Co	5,375	786,094
Weight Watchers International Inc *	15,289	1,545,718
Weis Markets Inc	4,002	213,467
Willdan Group Inc *	3,315	102,666
Wright Medical Group NV *	42,062	1,091,930
Xencor Inc *	18,342	678,837
XOMA Corp *	2,298	47,982
Zafgen Inc *	8,963	91,691
ZIOPHARM Oncology Inc *	52,741	159,278
Zogenix Inc *	14,023	619,817
Zomedica Pharmaceuticals Corp *	10,523	23,677

		188,430,361

Diversified - 0.1%

HRG Group Inc *	49,324	645,651

Energy - 4.9%

Abraxas Petroleum Corp *	65,807	190,182
Adams Resources & Energy Inc	745	32,035
Alta Mesa Resources Inc *	38,000	258,780
Amyris Inc *	9,459	60,443
Approach Resources Inc *	18,393	44,879
Arch Coal Inc ‘A’	7,677	602,107
Archrock Inc	51,968	623,616
Basic Energy Services Inc *	7,986	88,724
Bonanza Creek Energy Inc *	7,489	283,608
Bristow Group Inc	12,641	178,365
C&J Energy Services Inc *	25,575	603,570
California Resources Corp *	17,935	814,966
Callon Petroleum Co *	89,296	959,039
CARBO Ceramics Inc *	9,172	84,107
Carrizo Oil & Gas Inc *	30,790	857,502
Clean Energy Fuels Corp *	59,057	217,920
Cloud Peak Energy Inc *	31,100	108,539
CONSOL Energy Inc *	11,149	427,564
CVR Energy Inc	6,368	235,552
Dawson Geophysical Co *	8,028	63,421
Delek US Holdings Inc	33,194	1,665,343
Denbury Resources Inc *	174,514	839,412
Diamond Offshore Drilling Inc *	25,724	536,603
Dril-Quip Inc *	15,084	775,318

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-24

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Earthstone Energy Inc ‘A’ *	7,499	$66,366
Eclipse Resources Corp *	37,743	60,389
Energy XXI Gulf Coast Inc *	12,988	114,814
Enphase Energy Inc *	34,180	230,031
EP Energy Corp ‘A’ *	17,887	53,661
Era Group Inc *	7,662	99,223
Evolution Petroleum Corp	11,373	112,024
Exterran Corp *	12,669	317,232
Flotek Industries Inc *	21,773	70,327
Forum Energy Technologies Inc *	32,233	398,078
Frank’s International NV	28,921	225,584
FTS International Inc *	8,851	126,038
FuelCell Energy Inc *	31,574	41,678
FutureFuel Corp	9,816	137,522
Goodrich Petroleum Corp *	3,289	40,685
Green Plains Inc	15,665	286,670
Gulfmark Offshore Inc *	1,436	48,106
Gulfport Energy Corp *	69,301	871,114
Halcon Resources Corp *	52,236	229,316
Hallador Energy Co	6,577	46,960
Helix Energy Solutions Group Inc *	56,368	469,545
HighPoint Resources Corp *	43,079	261,920
Independence Contract Drilling Inc *	13,218	54,458
ION Geophysical Corp *	4,199	102,036
Isramco Inc *	298	36,624
Jagged Peak Energy Inc *	25,501	332,023
Keane Group Inc *	22,483	307,343
Key Energy Services Inc *	4,410	71,618
Laredo Petroleum Inc *	62,829	604,415
Liberty Oilfield Services Inc ‘A’ *	5,687	106,461
Lilis Energy Inc *	18,234	94,817
Mammoth Energy Services Inc *	3,417	116,041
Matador Resources Co *	39,326	1,181,746
Matrix Service Co *	10,243	187,959
McDermott International Inc *	71,213	1,399,335
Midstates Petroleum Co Inc *	5,128	69,792
MRC Global Inc *	34,134	739,684
Murphy USA Inc *	12,319	915,179
NACCO Industries Inc ‘A’	1,612	54,405
Natural Gas Services Group Inc *	5,097	120,289
NCS Multistage Holdings Inc *	4,803	69,788
Newpark Resources Inc *	35,232	382,267
NextDecade Corp *	2,989	20,445
Nine Energy Service Inc *	3,058	101,281
Noble Corp PLC *	97,673	618,270
Northern Oil and Gas Inc *	42,717	134,559
NOW Inc *	42,650	568,525
Oasis Petroleum Inc *	106,926	1,386,830
Ocean Rig UDW Inc * (Cyprus)	21,643	638,036
Oceaneering International Inc	39,222	998,592
Oil States International Inc *	23,647	759,069
Panhandle Oil & Gas Inc ‘A’	6,011	114,810
Par Pacific Holdings Inc *	12,565	218,380
Pattern Energy Group Inc ‘A’	32,050	600,938
PDC Energy Inc *	26,300	1,589,835
Peabody Energy Corp	32,055	1,457,861
Penn Virginia Corp *	4,932	418,677
PHI Inc *	5,756	58,539
Pioneer Energy Services Corp *	32,726	191,447
Plug Power Inc *	88,172	178,107
Profire Energy Inc *	9,265	31,316
ProPetro Holding Corp *	28,148	441,361
Quintana Energy Services Inc *	2,047	17,338
Ramaco Resources Inc *	2,480	17,261
Renewable Energy Group Inc *	15,081	269,196
Resolute Energy Corp *	8,689	271,097
REX American Resources Corp *	2,363	191,332
Ring Energy Inc *	22,727	286,815
Rowan Cos PLC ‘A’ *	50,565	820,164
Sanchez Energy Corp *	25,625	115,825

	Shares	Value

SandRidge Energy Inc *	12,318	$218,521
SEACOR Holdings Inc *	6,923	396,480
Select Energy Services Inc ‘A’ *	17,893	259,985
SemGroup Corp ‘A’	31,456	798,982
SilverBow Resources Inc *	2,539	73,326
Solaris Oilfield Infrastructure Inc ‘A’ *	10,328	147,587
Southwestern Energy Co *	233,963	1,240,004
SRC Energy Inc *	96,108	1,059,110
SunCoke Energy Inc *	25,687	344,206
Sunrun Inc *	37,649	495,084
Superior Energy Services Inc *	60,816	592,348
Talos Energy Inc *	7,825	251,417
Tellurian Inc *	32,032	266,506
TerraForm Power Inc ‘A’	28,845	337,487
TETRA Technologies Inc *	49,299	219,381
Thermon Group Holdings Inc *	12,982	296,898
TPI Composites Inc *	5,739	167,808
Trecora Resources *	7,919	117,597
Ultra Petroleum Corp *	63,684	147,110
Unit Corp *	20,775	531,009
Vivint Solar Inc *	12,163	60,207
W&T Offshore Inc *	36,590	261,619
Warrior Met Coal Inc	14,300	394,251
WildHorse Resource Development Corp *	10,911	276,703
Zion Oil & Gas Inc *	20,927	84,859

		43,359,549

Financial - 24.7%

1st Constitution Bancorp	2,632	60,273
1st Source Corp	6,121	327,045
Acadia Realty Trust REIT	32,066	877,646
Access National Corp	6,029	172,429
ACNB Corp	2,596	88,394
AG Mortgage Investment Trust Inc REIT	11,909	223,770
Agree Realty Corp REIT	12,026	634,612
Aircastle Ltd	19,007	389,644
Alexander & Baldwin Inc REIT	27,154	638,119
Alexander’s Inc REIT	838	320,644
Allegiance Bancshares Inc *	4,600	199,410
Altisource Portfolio Solutions SA *	4,419	128,902
Ambac Financial Group Inc *	16,389	325,322
American Assets Trust Inc REIT	15,368	588,441
American Equity Investment Life Holding Co	35,544	1,279,584
American National Bankshares Inc	3,357	134,280
American Realty Investors Inc *	1,087	17,185
Americold Realty Trust REIT	21,294	468,894
Ameris Bancorp	15,821	844,050
AMERISAFE Inc	7,270	419,842
Ames National Corp	3,552	109,579
AmTrust Financial Services Inc	43,932	640,089
Anworth Mortgage Asset Corp REIT	38,169	189,700
Apollo Commercial Real Estate Finance Inc REIT	48,876	893,453
Arbor Realty Trust Inc REIT	8,919	93,025
Ares Commercial Real Estate Corp REIT	11,266	155,583
Argo Group International Holdings Ltd	13,044	758,509
Arlington Asset Investment Corp ‘A’	11,683	120,452
Armada Hoffler Properties Inc REIT	18,671	278,198
ARMOUR Residential REIT Inc	15,997	364,892
Arrow Financial Corp	4,901	178,396
Artisan Partners Asset Management Inc ‘A’	19,690	593,653
Ashford Hospitality Trust Inc REIT	33,524	271,544
Ashford Inc *	309	20,023
Associated Capital Group Inc ‘A’	1,700	64,515
Atlantic Capital Bancshares Inc *	9,929	195,105
Auburn National Bancorporation Inc	841	41,722
B. Riley Financial Inc	7,889	177,897
Baldwin & Lyons Inc ‘B’	4,087	99,723
Banc of California Inc	16,692	326,329
BancFirst Corp	7,172	424,582

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-25

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	12,416	$305,558
BancorpSouth Bank	37,986	1,251,639
Bank of Commerce Holdings	6,480	82,620
Bank of Marin Bancorp	2,775	224,359
BankFinancial Corp	5,479	96,704
Bankwell Financial Group Inc	2,652	85,262
Banner Corp	12,614	758,480
Bar Harbor Bankshares	6,138	185,920
Baycom Corp *	4,110	101,723
BBX Capital Corp	26,025	235,006
BCB Bancorp Inc	5,230	78,450
Beneficial Bancorp Inc	26,785	433,917
Berkshire Hills Bancorp Inc	16,174	656,664
Blackstone Mortgage Trust Inc ‘A’ REIT	40,239	1,264,712
Blue Hills Bancorp Inc	9,095	201,909
Bluerock Residential Growth REIT Inc	10,621	94,739
BofI Holding Inc *	23,495	961,180
Boston Omaha Corp ‘A’ *	1,965	41,403
Boston Private Financial Holdings Inc	33,058	525,622
Braemar Hotels & Resorts Inc REIT	11,591	132,369
Bridge Bancorp Inc	6,969	250,536
Bridgewater Bancshares Inc *	1,821	23,163
BrightSphere Investment Group PLC	33,379	475,985
Brookline Bancorp Inc	31,280	581,808
BRT Apartments Corp REIT	3,170	40,418
Bryn Mawr Bank Corp	7,836	362,807
BSB Bancorp Inc *	3,773	129,791
Business First Bancshares Inc	3,472	91,487
Byline Bancorp Inc *	6,193	138,352
C&F Financial Corp	1,419	88,758
Cadence BanCorp	18,379	530,602
Cambridge Bancorp	1,281	110,858
Camden National Corp	6,125	279,974
Capital City Bank Group Inc	4,249	100,404
Capitol Federal Financial Inc	51,349	675,753
Capstar Financial Holdings Inc	3,679	68,172
Capstead Mortgage Corp REIT	38,418	343,841
CareTrust REIT Inc	30,209	504,188
Carolina Financial Corp	7,385	316,964
Cass Information Systems Inc	4,770	328,271
CatchMark Timber Trust Inc ‘A’ REIT	19,221	244,683
Cathay General Bancorp	30,809	1,247,456
CB Financial Services Inc	1,745	60,028
CBL & Associates Properties Inc REIT	66,786	371,998
CBTX Inc	7,284	240,736
Cedar Realty Trust Inc REIT	35,395	167,064
CenterState Bank Corp	32,826	978,871
Central Pacific Financial Corp	10,475	300,109
Central Valley Community Bancorp	4,550	96,278
Century Bancorp Inc ‘A’	1,046	79,914
Charter Financial Corp	4,495	108,554
Chatham Lodging Trust REIT	18,395	390,342
Chemical Financial Corp	28,329	1,577,075
Chemung Financial Corp	1,328	66,546
Cherry Hill Mortgage Investment Corp REIT	4,550	81,263
Chesapeake Lodging Trust REIT	23,798	752,969
Citizens & Northern Corp	4,641	120,016
Citizens Inc *	20,093	156,524
City Holding Co	5,788	435,431
City Office REIT Inc	14,868	190,756
Civista Bancshares Inc	4,199	101,784
Clipper Realty Inc REIT	6,562	56,039
CNB Financial Corp	5,974	179,578
CNO Financial Group Inc	65,177	1,240,970
CoBiz Financial Inc	15,215	326,818
Codorus Valley Bancorp Inc	3,773	115,756
Cohen & Steers Inc	9,223	384,691
Colony Credit Real Estate Inc REIT	29,447	610,436
Columbia Banking System Inc	29,064	1,188,718

	Shares	Value

Columbia Financial Inc *	19,593	$324,264
Community Bank System Inc	20,010	1,181,991
Community Bankers Trust Corp *	9,070	81,177
Community Healthcare Trust Inc REIT	6,948	207,537
Community Trust Bancorp Inc	6,233	311,338
ConnectOne Bancorp Inc	11,859	295,289
Consolidated-Tomoka Land Co	1,410	86,729
CoreCivic Inc REIT	47,184	1,127,226
CorEnergy Infrastructure Trust Inc REIT	4,659	175,178
CorePoint Lodging Inc REIT *	16,506	427,505
County Bancorp Inc	1,957	53,818
Cousins Properties Inc REIT	166,678	1,615,110
Cowen Inc *	11,412	158,056
Crawford & Co ‘B’	6,161	53,293
Curo Group Holdings Corp *	2,885	71,981
Customers Bancorp Inc *	11,221	318,452
CVB Financial Corp	41,590	932,448
CYS Investments Inc REIT	61,203	459,022
Diamond Hill Investment Group Inc	1,443	280,562
DiamondRock Hospitality Co REIT	79,589	977,353
Dime Community Bancshares Inc	12,917	251,882
Donegal Group Inc ‘A’	4,102	55,828
Dynex Capital Inc REIT	21,031	137,332
Eagle Bancorp Inc *	12,662	776,181
Easterly Government Properties Inc REIT	18,190	359,434
EastGroup Properties Inc REIT	13,708	1,309,936
Education Realty Trust Inc REIT	30,162	1,251,723
eHealth Inc *	7,575	167,408
Elevate Credit Inc *	8,480	71,741
Ellie Mae Inc *	13,561	1,408,174
EMC Insurance Group Inc	3,792	105,342
Employers Holdings Inc	12,788	514,078
Encore Capital Group Inc *	10,463	382,946
Enova International Inc *	13,417	490,391
Enstar Group Ltd * (Bermuda)	4,792	993,382
Entegra Financial Corp *	2,833	83,007
Enterprise Bancorp Inc	3,701	149,631
Enterprise Financial Services Corp	8,992	485,118
Equity Bancshares Inc ‘A’ *	5,228	216,857
Esquire Financial Holdings Inc *	1,836	48,452
ESSA Bancorp Inc	3,495	55,326
Essent Group Ltd *	38,111	1,365,136
Evans Bancorp Inc	1,947	89,757
Exantas Capital Corp REIT	10,681	108,733
Farmers & Merchants Bancorp Inc	3,632	146,551
Farmers Capital Bank Corp	2,978	155,154
Farmers National Banc Corp	10,443	166,566
Farmland Partners Inc REIT	11,782	103,682
FB Financial Corp	5,302	215,897
FBL Financial Group Inc ‘A’	3,988	314,055
FCB Financial Holdings Inc ‘A’ *	16,819	988,957
Federal Agricultural Mortgage Corp ‘C’	3,685	329,734
Federated Investors Inc ‘B’	17,163	400,241
FedNat Holding Co	4,504	103,907
FGL Holdings *	56,192	471,451
Fidelity D&D Bancorp Inc	831	51,514
Fidelity Southern Corp	8,863	225,209
Financial Engines Inc	25,274	1,134,803
Financial Institutions Inc	5,920	194,768
First Bancorp Inc	4,206	118,693
First Bancorp NC	11,513	470,997
First BanCorp PR *	84,648	647,557
First Bank	4,912	68,277
First Busey Corp	17,351	550,374
First Business Financial Services Inc	3,216	83,616
First Choice Bancorp	2,368	72,366
First Commonwealth Financial Corp	39,379	610,768
First Community Bancshares Inc	6,584	209,766
First Community Corp	2,690	67,519
First Connecticut Bancorp Inc	5,307	162,394

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-26

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

First Defiance Financial Corp	3,973	$266,429
First Financial Bancorp	37,920	1,162,248
First Financial Bankshares Inc	25,770	1,311,693
First Financial Corp	4,749	215,367
First Financial Northwest Inc	3,820	74,566
First Foundation Inc *	13,223	245,154
First Guaranty Bancshares Inc	1,742	45,327
First Industrial Realty Trust Inc REIT	49,578	1,652,931
First Internet Bancorp	3,113	106,153
First Interstate BancSystem Inc ‘A’	13,157	555,225
First Merchants Corp	19,604	909,626
First Mid-Illinois Bancshares Inc	4,664	183,295
First Midwest Bancorp Inc	40,727	1,037,317
First Northwest BanCorp *	4,012	64,072
First Savings Financial Group Inc	535	39,317
First United Corp	2,582	52,802
Flagstar Bancorp Inc *	11,440	391,934
Flushing Financial Corp	10,414	271,805
FNB Bancorp	2,188	80,234
Forestar Group Inc *	4,018	83,374
Four Corners Property Trust Inc REIT	24,742	609,395
Franklin Financial Network Inc *	5,097	191,647
Franklin Street Properties Corp REIT	42,340	362,430
Front Yard Residential Corp REIT	19,841	206,743
FRP Holdings Inc *	2,752	178,192
FS Bancorp Inc	1,191	75,331
Fulton Financial Corp	68,596	1,131,834
GAIN Capital Holdings Inc	13,145	99,245
GAMCO Investors Inc ‘A’	2,326	62,244
Genworth Financial Inc ‘A’ *	200,039	900,175
German American Bancorp Inc	8,110	290,744
Getty Realty Corp REIT	12,940	364,520
Glacier Bancorp Inc	33,726	1,304,522
Gladstone Commercial Corp REIT	11,494	220,915
Gladstone Land Corp REIT	4,546	57,598
Global Indemnity Ltd (Cayman)	3,294	128,400
Global Medical REIT Inc	7,069	62,631
Global Net Lease Inc REIT	26,971	551,018
Goosehead Insurance Inc ‘A’ *	3,731	93,126
Government Properties Income Trust REIT	33,897	537,267
Gramercy Property Trust REIT	63,678	1,739,683
Granite Point Mortgage Trust Inc REIT	17,147	314,647
Great Ajax Corp REIT	7,404	96,844
Great Southern Bancorp Inc	4,410	252,252
Great Western Bancorp Inc	23,570	989,704
Green Bancorp Inc	9,242	199,627
Greene County Bancorp Inc	989	33,527
Greenhill & Co Inc	8,672	246,285
Greenlight Capital Re Ltd ‘A’ *	12,224	173,581
Guaranty Bancorp	10,120	301,576
Guaranty Bancshares Inc	2,848	93,813
Hallmark Financial Services Inc *	6,882	68,682
Hamilton Lane Inc ‘A’	6,173	296,119
Hancock Holding Co	33,805	1,577,003
Hanmi Financial Corp	12,643	358,429
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	20,365	402,209
HarborOne Bancorp Inc *	5,755	109,000
HCI Group Inc	3,106	129,116
Health Insurance Innovations Inc ‘A’ *	4,884	157,997
Healthcare Realty Trust Inc REIT	49,201	1,430,765
Heartland Financial USA Inc	11,630	637,905
Heritage Commerce Corp	15,656	265,995
Heritage Financial Corp	13,306	463,714
Heritage Insurance Holdings Inc	8,680	144,696
Hersha Hospitality Trust REIT	15,015	322,072
HFF Inc ‘A’	14,899	511,781
Hilltop Holdings Inc	29,116	642,590
Hingham Institution for Savings	486	106,774
Home Bancorp Inc	3,041	141,559

	Shares	Value

Home BancShares Inc	63,250	$1,426,920
HomeStreet Inc *	10,624	286,317
HomeTrust Bancshares Inc *	6,936	195,248
Hope Bancorp Inc	51,826	924,058
Horace Mann Educators Corp	16,326	728,140
Horizon Bancorp	14,642	302,943
Houlihan Lokey Inc	12,219	625,857
Howard Bancorp Inc *	5,067	91,206
IBERIABANK Corp	22,274	1,688,369
Impac Mortgage Holdings Inc *	4,426	42,180
Independence Holding Co	2,110	70,158
Independence Realty Trust Inc REIT	34,650	357,242
Independent Bank Corp MA	10,825	848,680
Independent Bank Corp MI	8,853	225,752
Independent Bank Group Inc	8,416	562,189
Industrial Logistics Properties Trust REIT	8,356	186,757
Infinity Property & Casualty Corp	4,253	605,415
InfraREIT Inc	17,150	380,216
Innovative Industrial Properties Inc REIT	2,525	92,466
International Bancshares Corp	22,015	942,242
INTL. FCStone Inc *	6,443	333,168
Invesco Mortgage Capital Inc REIT	45,072	716,645
Investar Holding Corp	3,508	96,996
Investment Technology Group Inc	12,257	256,416
Investors Bancorp Inc	100,461	1,284,896
Investors Real Estate Trust REIT	48,816	269,952
Investors Title Co	590	108,949
iStar Inc REIT *	25,707	277,379
James River Group Holdings Ltd	10,301	404,726
Jernigan Capital Inc REIT	5,553	105,840
Kearny Financial Corp	37,641	506,271
Kemper Corp	15,818	1,196,632
Kennedy-Wilson Holdings Inc	49,824	1,053,778
Kingstone Cos Inc	3,957	66,873
Kinsale Capital Group Inc	7,738	424,507
Kite Realty Group Trust REIT	32,821	560,583
KKR Real Estate Finance Trust Inc REIT	6,333	125,267
Ladder Capital Corp REIT	34,453	538,156
Ladenburg Thalmann Financial Services Inc	42,380	144,092
Lakeland Bancorp Inc	18,062	358,531
Lakeland Financial Corp	9,701	467,491
LaSalle Hotel Properties REIT	44,290	1,516,047
LCNB Corp	3,582	70,565
LegacyTexas Financial Group Inc	18,960	739,819
LendingClub Corp *	129,261	489,899
LendingTree Inc *	3,089	660,428
Level One Bancorp Inc	657	17,857
Lexington Realty Trust REIT	83,742	731,068
Live Oak Bancshares Inc	10,094	309,381
LTC Properties Inc REIT	15,747	673,027
Luther Burbank Corp	6,575	75,645
Macatawa Bank Corp	11,342	137,692
Mack-Cali Realty Corp REIT	35,941	728,883
Maiden Holdings Ltd	28,006	217,047
Malvern Bancorp Inc *	2,731	66,500
Marcus & Millichap Inc *	7,726	301,391
Marlin Business Services Corp	3,486	104,057
Maui Land & Pineapple Co Inc *	2,837	31,774
MB Financial Inc	32,946	1,538,578
MBIA Inc *	34,163	308,834
MBT Financial Corp	7,908	84,220
MedEquities Realty Trust Inc REIT	12,823	141,309
Mercantile Bank Corp	6,573	242,938
Merchants Bancorp	6,305	179,882
Meridian Bancorp Inc	19,071	365,210
Meta Financial Group Inc	3,562	346,939
Metropolitan Bank Holding Corp *	2,547	133,667
MGIC Investment Corp *	147,177	1,577,737
Mid Penn Bancorp Inc	1,354	47,255
Middlefield Banc Corp	1,111	56,328

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-27

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Midland States Bancorp Inc	8,282	$283,741
MidSouth Bancorp Inc	6,017	79,725
MidWestOne Financial Group Inc	4,106	138,701
Moelis & Co ‘A’	15,771	924,969
Monmouth Real Estate Investment Corp REIT	30,738	508,099
MTGE Investment Corp REIT	17,251	338,120
MutualFirst Financial Inc	2,199	83,012
MVB Financial Corp	3,003	54,204
National Bank Holdings Corp ‘A’	11,340	437,611
National Bankshares Inc	2,704	125,466
National Commerce Corp *	5,757	266,549
National General Holdings Corp	24,483	644,637
National Health Investors Inc REIT	16,139	1,189,122
National Storage Affiliates Trust REIT	20,029	617,294
National Western Life Group Inc ‘A’	939	288,517
Nationstar Mortgage Holdings Inc *	11,351	198,983
NBT Bancorp Inc	17,048	650,381
Nelnet Inc ‘A’	7,286	425,575
New Senior Investment Group Inc REIT	29,963	226,820
New York Mortgage Trust Inc REIT	45,489	273,389
Newmark Group Inc ‘A’	8,729	124,214
NexPoint Residential Trust Inc REIT	6,405	182,222
NI Holdings Inc *	4,513	76,495
Nicolet Bankshares Inc *	3,598	198,286
NMI Holdings Inc ‘A’ *	24,667	402,072
Northeast Bancorp	2,664	58,075
Northfield Bancorp Inc	17,472	290,385
Northrim BanCorp Inc	2,930	115,882
NorthStar Realty Europe Corp REIT	18,647	270,195
Northwest Bancshares Inc	38,313	666,263
Norwood Financial Corp	2,404	86,592
Oak Valley Bancorp	2,024	46,289
OceanFirst Financial Corp	18,764	562,169
Ocwen Financial Corp *	46,476	184,045
OFG Bancorp	17,733	249,149
Ohio Valley Banc Corp	1,692	88,745
Old Line Bancshares Inc	6,101	212,986
Old National Bancorp	60,034	1,116,632
Old Second Bancorp Inc	11,937	171,893
On Deck Capital Inc *	20,326	142,282
One Liberty Properties Inc REIT	6,080	160,573
OP BanCorp *	3,692	46,962
Oppenheimer Holdings Inc ‘A’	3,893	109,004
Opus Bank	8,007	229,801
Orchid Island Capital Inc REIT	21,870	164,462
Origin Bancorp Inc	6,373	260,911
Oritani Financial Corp	15,773	255,523
Orrstown Financial Services Inc	2,919	75,894
Owens Realty Mortgage Inc REIT	226	3,770
Pacific Mercantile BanCorp *	6,575	64,106
Pacific Premier Bancorp Inc *	18,060	688,989
Park National Corp	5,364	597,657
Parke Bancorp Inc	2,659	62,885
PCSB Financial Corp	6,239	123,969
Peapack Gladstone Financial Corp	7,018	242,753
Pebblebrook Hotel Trust REIT	26,744	1,037,667
Penns Woods Bancorp Inc	1,776	79,529
Pennsylvania REIT	27,662	304,005
PennyMac Financial Services Inc ‘A’ *	4,235	83,218
PennyMac Mortgage Investment Trust REIT	23,120	439,049
People’s Utah Bancorp	5,995	214,022
Peoples Bancorp Inc	6,911	261,098
Peoples Bancorp of North Carolina Inc	1,949	62,426
Peoples Financial Services Corp	2,565	120,606
PHH Corp *	13,824	150,129
Physicians Realty Trust REIT	72,754	1,159,699
Piedmont Office Realty Trust Inc ‘A’ REIT	51,002	1,016,470
Piper Jaffray Cos	5,874	451,417
PJT Partners Inc ‘A’	8,026	428,508

	Shares	Value

PDL Community Bancorp *	3,014	$47,350
PotlatchDeltic Corp REIT	24,464	1,243,994
PRA Group Inc *	17,766	684,879
Preferred Apartment Communities Inc ‘A’ REIT	16,063	272,910
Preferred Bank	5,537	340,304
Premier Financial Bancorp Inc	4,973	92,846
Primerica Inc	17,324	1,725,470
ProAssurance Corp	21,064	746,719
Provident Bancorp Inc *	1,830	47,946
Provident Financial Services Inc	24,765	681,780
Prudential Bancorp Inc	3,355	64,752
PS Business Parks Inc REIT	7,974	1,024,659
Pzena Investment Management Inc ‘A’	6,395	58,898
QCR Holdings Inc	5,093	241,663
QTS Realty Trust Inc ‘A’ REIT	20,222	798,769
Quality Care Properties Inc REIT *	37,608	808,948
Radian Group Inc	85,708	1,390,184
Ramco-Gershenson Properties Trust REIT	31,650	418,096
RBB Bancorp	5,336	171,392
RE/MAX Holdings Inc ‘A’	7,122	373,549
Redfin Corp *	29,327	677,160
Redwood Trust Inc REIT	30,379	500,342
Regional Management Corp *	3,762	131,745
Reliant Bancorp Inc	3,878	108,778
Renasant Corp	19,203	874,121
Republic Bancorp Inc ‘A’	3,858	174,767
Republic First Bancorp Inc *	19,105	149,974
Retail Opportunity Investments Corp REIT	44,210	847,064
Rexford Industrial Realty Inc REIT	32,035	1,005,579
Riverview Bancorp Inc	8,183	69,065
RLI Corp	15,639	1,035,145
RLJ Lodging Trust REIT	69,088	1,523,390
Ryman Hospitality Properties Inc REIT	17,807	1,480,652
S&T Bancorp Inc	13,690	591,956
Sabra Health Care REIT Inc	70,681	1,535,898
Safeguard Scientifics Inc *	8,190	104,832
Safety Income & Growth Inc REIT	3,753	71,194
Safety Insurance Group Inc	5,935	506,849
Sandy Spring Bancorp Inc	13,771	564,749
Saul Centers Inc REIT	4,573	245,021
SB One Bancorp	2,339	69,468
Seacoast Banking Corp of Florida *	18,163	573,588
Select Bancorp Inc *	3,057	41,178
Select Income REIT	25,328	569,120
Selective Insurance Group Inc	23,088	1,269,840
Seritage Growth Properties REIT	12,771	541,874
ServisFirst Bancshares Inc	18,493	771,713
Shore Bancshares Inc	5,418	103,050
SI Financial Group Inc	4,562	67,290
Siebert Financial Corp *	2,305	24,018
Sierra Bancorp	5,397	152,411
Silvercrest Asset Management Group Inc ‘A’	4,054	66,080
Simmons First National Corp ‘A’	35,914	1,073,829
SmartFinancial Inc *	4,374	112,674
South State Corp	14,536	1,253,730
Southern First Bancshares Inc *	2,558	113,064
Southern Missouri Bancorp Inc	2,990	116,670
Southern National Bancorp of Virginia Inc	8,208	146,431
Southside Bancshares Inc	13,146	442,757
Spirit MTA REIT *	16,772	172,752
Spirit of Texas Bancshares Inc *	912	18,787
STAG Industrial Inc REIT	39,233	1,068,315
State Auto Financial Corp	6,500	194,415
State Bank Financial Corp	15,092	504,073
Sterling Bancorp Inc	7,129	95,243
Stewart Information Services Corp	9,314	401,154
Stifel Financial Corp	27,797	1,452,393
Stock Yards Bancorp Inc	8,877	338,658

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-28

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Stratus Properties Inc *	2,723	$83,188
Summit Financial Group Inc	4,678	125,558
Summit Hotel Properties Inc REIT	41,344	591,633
Sunstone Hotel Investors Inc REIT	89,662	1,490,182
Sutherland Asset Management Corp REIT	7,709	125,271
Tanger Factory Outlet Centers Inc REIT	36,463	856,516
Terreno Realty Corp REIT	21,896	824,822
Territorial Bancorp Inc	3,126	96,906
The Bancorp Inc *	20,644	215,936
The Bank of NT Butterfield & Son Ltd (Bermuda)	21,709	992,535
The Bank of Princeton *	2,046	68,030
The Community Financial Corp	1,669	59,016
The First Bancshares Inc	4,774	171,625
The First of Long Island Corp	9,123	226,707
The GEO Group Inc REIT	48,318	1,330,678
The Navigators Group Inc	7,881	449,217
The RMR Group Inc ‘A’	2,594	203,499
The St Joe Co *	14,777	265,247
Third Point Reinsurance Ltd * (Bermuda)	32,368	404,600
Tier REIT Inc	18,870	448,729
Timberland Bancorp Inc	2,603	97,196
Tiptree Inc	12,729	86,557
Tompkins Financial Corp	5,855	502,827
Towne Bank	26,208	841,277
TPG RE Finance Trust Inc REIT	13,113	266,456
Transcontinental Realty Investors Inc *	584	19,535
TriCo Bancshares	7,733	289,601
Trinity Place Holdings Inc *	8,711	57,057
TriState Capital Holdings Inc *	9,033	235,761
Triumph Bancorp Inc *	9,477	386,188
Trupanion Inc *	9,166	353,808
TrustCo Bank Corp	37,118	330,350
Trustmark Corp	27,032	882,054
UMB Financial Corp	18,021	1,373,741
UMH Properties Inc REIT	12,947	198,736
Union Bankshares Corp	26,026	1,011,891
Union Bankshares Inc	1,625	84,338
United Bankshares Inc	40,212	1,463,717
United Community Banks Inc	31,116	954,328
United Community Financial Corp	20,640	226,834
United Financial Bancorp Inc	20,415	357,671
United Fire Group Inc	7,740	421,907
United Insurance Holdings Corp	7,994	156,523
United Security Bancshares	5,428	60,794
Unity Bancorp Inc	3,189	72,550
Universal Health Realty Income Trust REIT	5,098	326,170
Universal Insurance Holdings Inc	12,301	431,765
Univest Corp of Pennsylvania	11,564	318,010
Urban Edge Properties REIT	43,594	996,995
Urstadt Biddle Properties Inc ‘A’ REIT	12,093	273,665
Valley National Bancorp	128,240	1,559,398
Veritex Holdings Inc *	9,021	280,282
Virtus Investment Partners Inc	2,842	363,634
Waddell & Reed Financial Inc ‘A’	32,352	581,365
WageWorks Inc *	15,718	785,900
Walker & Dunlop Inc	10,985	611,315
Washington REIT	31,609	958,701
Washington Federal Inc	33,411	1,092,540
Washington Prime Group Inc REIT	71,670	581,244
Washington Trust Bancorp Inc	6,101	354,468
Waterstone Financial Inc	10,232	174,456
WesBanco Inc	17,731	798,604
West Bancorporation Inc	6,555	164,858
Westamerica Bancorporation	10,307	582,449
Western Asset Mortgage Capital Corp REIT	16,718	174,202
Western New England Bancorp Inc	11,789	129,679
Westwood Holdings Group Inc	3,593	213,927
Whitestone REIT	14,831	185,091
WisdomTree Investments Inc	44,351	402,707

	Shares	Value

WMIH Corp *	78,114	$104,673
World Acceptance Corp *	2,424	269,088
WSFS Financial Corp	11,967	637,841
Xenia Hotels & Resorts Inc REIT	42,864	1,044,167

		218,648,074

Industrial - 13.2%

AAON Inc	16,069	534,294
AAR Corp	12,897	599,582
Actuant Corp ‘A’	23,941	702,668
Advanced Disposal Services Inc *	28,718	711,632
Advanced Drainage Systems Inc	17,586	502,080
Advanced Emissions Solutions Inc	1,832	20,812
Aegion Corp *	13,086	336,964
Aerojet Rocketdyne Holdings Inc *	27,738	817,994
Aerovironment Inc *	8,407	600,512
Air Transport Services Group Inc *	23,507	531,023
Alamo Group Inc	3,832	346,260
Albany International Corp ‘A’	11,426	687,274
Allied Motion Technologies Inc	2,825	135,261
American Outdoor Brands Corp *	21,479	258,392
American Railcar Industries Inc	2,801	110,583
American Woodmark Corp *	5,596	512,314
Apogee Enterprises Inc	11,060	532,760
Applied Industrial Technologies Inc	15,226	1,068,104
Applied Optoelectronics Inc *	7,402	332,350
AquaVenture Holdings Ltd *	4,932	76,841
ArcBest Corp	10,205	466,368
Ardmore Shipping Corp * (Ireland)	12,496	102,467
Argan Inc	5,840	239,148
Armstrong Flooring Inc *	8,816	123,777
Astec Industries Inc	9,027	539,815
Astronics Corp *	8,190	294,594
Atkore International Group Inc *	15,579	323,576
Atlas Air Worldwide Holdings Inc *	9,367	671,614
AVX Corp	18,613	291,666
Axon Enterprise Inc *	20,846	1,317,050
AZZ Inc	10,199	443,147
Babcock & Wilcox Enterprises Inc *	12,694	30,212
Badger Meter Inc	11,311	505,602
Barnes Group Inc	19,519	1,149,669
Bel Fuse Inc ‘B’	3,420	71,478
Belden Inc	16,246	992,956
Benchmark Electronics Inc	19,144	558,048
Boise Cascade Co	15,418	689,185
Brady Corp ‘A’	18,715	721,463
Briggs & Stratton Corp	16,837	296,500
Builders FirstSource Inc *	44,796	819,319
Cactus Inc ‘A’ *	10,664	360,337
Caesarstone Ltd	9,302	140,460
Casella Waste Systems Inc ‘A’ *	15,778	404,075
CECO Environmental Corp	13,355	82,000
Chart Industries Inc *	12,202	752,619
Chase Corp	2,876	337,211
CIRCOR International Inc	6,654	245,932
Columbus McKinnon Corp	8,852	383,823
Comfort Systems USA Inc	14,282	654,116
Continental Building Products Inc *	14,727	464,637
Control4 Corp *	10,463	254,356
Core Molding Technologies Inc	508	7,254
Costamare Inc (Monaco)	20,509	163,662
Covanta Holding Corp	46,836	772,794
Covenant Transportation Group Inc ‘A’ *	4,770	150,255
Cree Inc *	39,901	1,658,685
CryoPort Inc *	9,822	154,991
CTS Corp	12,863	463,068
Cubic Corp	10,044	644,825
Daseke Inc *	15,962	158,503
DHT Holdings Inc	38,186	179,092
DMC Global Inc	5,595	251,215

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-29

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Dorian LPG Ltd *	9,946	$75,987
Ducommun Inc *	4,041	133,717
DXP Enterprises Inc *	6,362	243,028
Dycom Industries Inc *	11,983	1,132,513
Eagle Bulk Shipping Inc *	19,264	104,796
Echo Global Logistics Inc *	11,030	322,627
Electro Scientific Industries Inc *	12,593	198,592
EMCOR Group Inc	23,039	1,755,111
Encore Wire Corp	8,103	384,487
Energous Corp *	9,176	136,080
Energy Recovery Inc *	14,075	113,726
EnerSys	16,672	1,244,398
EnPro Industries Inc	8,213	574,499
ESCO Technologies Inc	9,876	569,845
Esterline Technologies Corp *	10,383	766,265
Evoqua Water Technologies Corp *	29,971	614,405
Exponent Inc	20,502	990,247
Fabrinet * (Thailand)	14,441	532,728
FARO Technologies Inc *	6,574	357,297
Federal Signal Corp	23,546	548,386
Fitbit Inc ‘A’ *	81,831	534,356
Fluidigm Corp *	10,557	62,920
Forterra Inc *	7,299	71,019
Forward Air Corp	11,394	673,158
Franklin Electric Co Inc	18,355	827,810
FreightCar America Inc	4,491	75,404
Frontline Ltd (Norway)	30,406	177,571
GasLog Ltd (Monaco)	16,289	311,120
GATX Corp	14,853	1,102,538
Genco Shipping & Trading Ltd *	3,101	48,066
Gencor Industries Inc *	3,627	58,576
Generac Holdings Inc *	23,997	1,241,365
General Finance Corp *	3,648	49,430
Gibraltar Industries Inc *	12,586	471,975
Global Brass & Copper Holdings Inc	8,835	276,977
Golar LNG Ltd (NOTC) (Bermuda)	37,556	1,106,400
GoPro Inc ‘A’ *	43,512	280,217
GP Strategies Corp *	4,956	87,226
Graham Corp	3,848	99,317
Granite Construction Inc	17,588	978,948
Greif Inc ‘A’	9,847	520,808
Greif Inc ‘B’	2,259	130,118
Griffon Corp	11,858	211,072
Harsco Corp *	31,945	705,984
Haynes International Inc	4,942	181,569
Heartland Express Inc	19,098	354,268
Heritage-Crystal Clean Inc *	5,528	111,113
Hill International Inc *	18,842	111,168
Hillenbrand Inc	24,745	1,166,727
Hub Group Inc ‘A’ *	12,652	630,070
Hurco Cos Inc	2,316	103,641
Hyster-Yale Materials Handling Inc	4,132	265,481
Ichor Holdings Ltd *	10,022	212,667
IES Holdings Inc *	3,511	58,809
II-VI Inc *	24,509	1,064,916
Infrastructure and Energy Alternatives Inc *	6,711	62,479
Insteel Industries Inc	7,406	247,360
International Seaways Inc *	8,654	200,254
IntriCon Corp *	2,397	96,599
Iteris Inc *	9,902	47,926
Itron Inc *	13,293	798,245
JELD-WEN Holding Inc *	27,774	794,059
John Bean Technologies Corp	12,277	1,091,425
Kadant Inc	4,383	421,425
Kaman Corp	11,014	767,566
KapStone Paper & Packaging Corp	34,853	1,202,428
KBR Inc	55,964	1,002,875
KEMET Corp *	21,846	527,581
Kennametal Inc	32,286	1,159,067
Kimball Electronics Inc *	10,611	194,181

	Shares	Value

KLX Inc *	19,947	$1,434,189
Knowles Corp *	35,127	537,443
Kratos Defense & Security Solutions Inc *	34,864	401,285
Lawson Products Inc *	2,863	69,714
LB Foster Co ‘A’ *	3,465	79,522
Lindsay Corp	4,221	409,395
Louisiana-Pacific Corp	57,966	1,577,835
LSB Industries Inc *	9,251	49,030
Lydall Inc *	6,710	292,891
Manitex International Inc *	5,517	68,852
Marten Transport Ltd	15,494	363,334
Masonite International Corp *	10,971	788,266
MasTec Inc *	25,852	1,311,989
Matson Inc	16,844	646,473
Mesa Laboratories Inc	1,311	276,726
Methode Electronics Inc	14,287	575,766
Milacron Holdings Corp *	27,394	518,568
Mistras Group Inc *	6,700	126,496
Moog Inc ‘A’	12,751	994,068
MSA Safety Inc	13,526	1,303,095
Mueller Industries Inc	21,895	646,121
Mueller Water Products Inc ‘A’	61,304	718,483
Multi-Color Corp	5,494	355,187
Myers Industries Inc	12,078	231,898
MYR Group Inc *	6,425	227,830
Napco Security Technologies Inc *	4,944	72,430
National Presto Industries Inc	2,001	248,124
NCI Building Systems Inc *	16,984	356,664
NL Industries Inc *	2,519	21,915
nLight Inc *	2,730	90,254
NN Inc	10,662	201,512
Nordic American Tankers Ltd	54,761	146,759
Northwest Pipe Co *	3,990	77,286
Novanta Inc *	12,986	809,028
NV5 Global Inc *	3,412	236,452
NVE Corp	1,862	226,754
Olympic Steel Inc	3,506	71,557
Omega Flex Inc	1,036	81,958
Orion Group Holdings Inc *	10,467	86,457
OSI Systems Inc *	6,756	522,441
Overseas Shipholding Group Inc ‘A’ *	22,495	87,281
PAM Transportation Services Inc *	821	38,562
Park Electrochemical Corp	7,407	171,768
Park-Ohio Holdings Corp	3,325	124,023
Patrick Industries Inc *	9,373	532,855
PGT Innovations Inc *	19,057	397,338
Plexus Corp *	13,044	776,640
Powell Industries Inc	3,557	123,890
Primoris Services Corp	16,479	448,723
Proto Labs Inc *	10,728	1,276,096
Pure Cycle Corp *	6,861	65,523
Quanex Building Products Corp	13,837	248,374
Radiant Logistics Inc *	15,537	60,750
Raven Industries Inc	13,921	535,262
RBC Bearings Inc *	9,306	1,198,706
Rexnord Corp *	41,339	1,201,311
Rogers Corp *	7,280	811,429
Safe Bulkers Inc * (Greece)	20,303	69,030
Saia Inc *	10,134	819,334
Sanmina Corp *	27,326	800,652
Scorpio Bulkers Inc	22,492	159,693
Scorpio Tankers Inc (Monaco)	116,286	326,764
Ship Finance International Ltd (Norway)	33,306	497,925
ShotSpotter Inc *	2,850	108,101
Simpson Manufacturing Co Inc	16,421	1,021,222
Sparton Corp *	3,557	67,547
SPX Corp *	16,788	588,419
SPX FLOW Inc *	16,690	730,521
Standex International Corp	4,843	494,955
Sterling Construction Co Inc *	10,958	142,783

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-30

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Stoneridge Inc *	10,824	$380,355
Sturm Ruger & Co Inc	6,796	380,576
Summit Materials Inc ‘A’ *	44,412	1,165,815
Sun Hydraulics Corp	11,302	544,643
SunPower Corp *	23,419	179,624
Synalloy Corp	3,176	63,361
SYNNEX Corp	12,075	1,165,358
Tech Data Corp *	15,166	1,245,432
Teekay Corp (Bermuda)	27,253	211,211
Teekay Tankers Ltd ‘A’ (Bermuda)	72,922	85,319
Tennant Co	7,062	557,898
Tetra Tech Inc	22,077	1,291,504
The Eastern Co	2,354	66,030
The Gorman-Rupp Co	6,970	243,950
The Greenbrier Cos Inc	12,541	661,538
The Manitowoc Co Inc *	13,959	360,980
Tidewater Inc *	9,474	274,083
TimkenSteel Corp *	15,793	258,216
TopBuild Corp *	14,058	1,101,304
Tredegar Corp	10,490	246,515
Trex Co Inc *	23,446	1,467,485
TriMas Corp *	18,043	530,464
Trinseo SA	17,296	1,227,151
Triumph Group Inc	19,707	386,257
TTM Technologies Inc *	37,175	655,395
Turtle Beach Corp *	3,097	62,931
Tutor Perini Corp *	15,015	277,027
Twin Disc Inc *	3,536	87,764
UFP Technologies Inc *	2,876	88,725
Universal Forest Products Inc	23,771	870,494
Universal Logistics Holdings Inc	3,220	84,525
US Concrete Inc *	6,356	333,690
US Ecology Inc	8,683	553,107
USA Truck Inc *	3,092	72,569
Vicor Corp *	6,736	293,353
Vishay Intertechnology Inc	52,548	1,219,114
Vishay Precision Group Inc *	3,935	150,120
VSE Corp	3,528	168,568
Watts Water Technologies Inc ‘A’	11,047	866,085
Werner Enterprises Inc	18,493	694,412
Willis Lease Finance Corp *	1,433	45,268
Woodward Inc	21,232	1,631,892
Worthington Industries Inc	16,924	710,300
YRC Worldwide Inc *	13,373	134,399
ZAGG Inc *	11,155	192,981

		116,991,585

Technology - 9.2%

3D Systems Corp *	43,302	598,001
ACI Worldwide Inc *	45,267	1,116,737
ACM Research Inc ‘A’ *	3,132	33,763
Acxiom Corp *	31,312	937,794
Adesto Technologies Corp *	7,071	59,396
Advanced Energy Industries Inc *	15,707	912,420
Agilysys Inc *	6,888	106,764
Allscripts Healthcare Solutions Inc *	70,284	843,408
Alpha & Omega Semiconductor Ltd *	7,658	109,050
Altair Engineering Inc ‘A’ *	9,834	336,126
Alteryx Inc ‘A’ *	11,090	423,194
Ambarella Inc *	12,953	500,115
Amber Road Inc *	9,296	87,475
American Software Inc ‘A’	11,340	165,224
Amkor Technology Inc *	41,005	352,233
Appfolio Inc ‘A’ *	5,853	357,911
Apptio Inc ‘A’ *	13,336	482,763
Aquantia Corp *	8,315	96,288
Asure Software Inc *	3,864	61,631
Avaya Holdings Corp *	41,529	833,902
Avid Technology Inc *	15,115	78,598
Axcelis Technologies Inc *	13,117	259,717

	Shares	Value

AXT Inc *	16,003	$112,821
Benefitfocus Inc *	7,863	264,197
Blackbaud Inc	19,161	1,963,044
Blackline Inc *	12,836	557,468
Bottomline Technologies de Inc *	16,117	803,110
Box Inc ‘A’ *	50,465	1,261,120
Brightcove Inc *	14,828	143,090
Brooks Automation Inc	27,572	899,399
Cabot Microelectronics Corp	10,102	1,086,571
CACI International Inc ‘A’ *	9,749	1,643,194
Carbon Black Inc *	3,106	80,756
Carbonite Inc *	10,564	368,684
Castlight Health Inc ‘B’ *	32,397	137,687
CEVA Inc *	8,795	265,609
Cirrus Logic Inc *	25,281	969,021
Cision Ltd *	15,458	231,097
Cloudera Inc *	40,964	558,749
Cohu Inc	11,049	270,811
CommVault Systems Inc *	15,582	1,026,075
Computer Programs & Systems Inc	4,376	143,970
ConvergeOne Holdings Inc	9,689	90,980
Convergys Corp	36,651	895,750
Cornerstone OnDemand Inc *	21,174	1,004,283
Cotiviti Holdings Inc *	15,677	691,826
Coupa Software Inc *	21,072	1,311,521
Cray Inc *	16,060	395,076
CSG Systems International Inc	12,943	528,980
Diebold Nixdorf Inc	30,279	361,834
Digi International Inc *	11,363	149,992
Digimarc Corp *	4,378	117,330
Diodes Inc *	15,927	549,004
Donnelley Financial Solutions Inc *	13,446	233,557
Eastman Kodak Co *	8,309	31,574
Ebix Inc	9,574	730,018
Electronics For Imaging Inc *	17,489	569,442
Engility Holdings Inc *	7,297	223,580
Entegris Inc	56,291	1,908,265
Envestnet Inc *	17,536	963,603
Everbridge Inc *	10,370	491,745
Evolent Health Inc ‘A’ *	26,725	562,561
Exela Technologies Inc *	18,308	86,963
ExlService Holdings Inc *	13,234	749,177
Five9 Inc *	22,487	777,376
ForeScout Technologies Inc *	11,401	390,598
FormFactor Inc *	28,885	384,171
Glu Mobile Inc *	44,504	285,271
Hortonworks Inc *	27,151	494,691
HubSpot Inc *	14,370	1,801,998
Immersion Corp *	11,478	177,220
Impinj Inc *	7,843	173,409
InnerWorkings Inc *	18,131	157,558
Inovalon Holdings Inc ‘A’ *	27,470	272,640
Inphi Corp *	17,182	560,305
Insight Enterprises Inc *	13,698	670,243
Instructure Inc *	12,399	527,577
Integrated Device Technology Inc *	52,557	1,675,517
j2 Global Inc	18,595	1,610,513
Kopin Corp *	26,334	75,315
Lattice Semiconductor Corp *	49,450	324,392
LivePerson Inc *	22,167	467,724
Lumentum Holdings Inc *	24,874	1,440,205
MACOM Technology Solutions Holdings Inc *	17,951	413,591
ManTech International Corp ‘A’	10,512	563,864
MAXIMUS Inc	25,773	1,600,761
MaxLinear Inc *	24,405	380,474
Maxwell Technologies Inc *	14,219	73,939
Medidata Solutions Inc *	22,899	1,844,743
Mercury Systems Inc *	18,227	693,720
MicroStrategy Inc ‘A’ *	3,773	482,001

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-31

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

MINDBODY Inc ‘A’ *	17,097	$659,944
Mitek Systems Inc *	13,849	123,256
MobileIron Inc *	27,894	124,128
Model N Inc *	9,552	177,667
Monotype Imaging Holdings Inc	16,691	338,827
MTS Systems Corp	6,833	359,757
Nanometrics Inc *	8,952	316,990
NantHealth Inc *	7,396	24,481
NetScout Systems Inc *	33,390	991,683
New Relic Inc *	17,573	1,767,668
Omnicell Inc *	15,226	798,604
OneSpan Inc *	11,822	232,302
PAR Technology Corp *	4,422	78,181
Park City Group Inc *	5,611	44,327
PDF Solutions Inc *	11,021	132,032
pdvWireless Inc *	3,590	89,571
Perspecta Inc	56,978	1,170,898
Photronics Inc *	26,998	215,309
Pitney Bowes Inc	74,757	640,668
PlayAGS Inc *	6,282	170,054
Power Integrations Inc	11,356	829,556
Presidio Inc *	12,462	163,252
Progress Software Corp	17,848	692,859
PROS Holdings Inc *	10,983	401,648
QAD Inc ‘A’	3,910	196,087
Quality Systems Inc *	21,330	415,935
Qualys Inc *	13,377	1,127,681
Rambus Inc *	42,231	529,577
Rapid7 Inc *	14,201	400,752
Remark Holdings Inc *	9,555	37,360
Ribbon Communications Inc *	21,278	151,499
Rimini Street Inc *	2,945	19,290
Rosetta Stone Inc *	7,708	123,559
Rudolph Technologies Inc *	12,471	369,142
SailPoint Technologies Holding Inc *	15,526	381,008
Science Applications International Corp	16,687	1,350,479
SecureWorks Corp ‘A’ *	4,037	50,261
Semtech Corp *	25,795	1,213,655
SendGrid Inc *	3,619	95,976
Sigma Designs Inc *	16,246	99,101
Silicon Laboratories Inc *	17,012	1,694,395
Simulations Plus Inc	4,574	101,772
SMART Global Holdings Inc *	3,792	120,851
SPS Commerce Inc *	6,544	480,853
Stratasys Ltd *	20,025	383,279
Super Micro Computer Inc *	15,293	361,679
Sykes Enterprises Inc *	15,663	450,781
Synaptics Inc *	13,749	692,537
Syntel Inc *	14,132	453,496
Tabula Rasa HealthCare Inc *	6,857	437,682
Telenav Inc *	13,237	74,127
The KeyW Holding Corp *	18,564	162,249
TiVo Corp	47,920	644,524
TTEC Holdings Inc	5,489	189,645
Ultra Clean Holdings Inc *	15,141	251,341
Unisys Corp *	20,212	260,735
Upland Software Inc *	6,204	213,231
USA Technologies Inc *	20,943	293,202
Varonis Systems Inc *	10,988	818,606
Veeco Instruments Inc *	18,932	269,781
VeriFone Systems Inc *	43,587	994,655
Verint Systems Inc *	25,227	1,118,817
Veritone Inc *	2,798	47,062
Virtusa Corp *	11,151	542,831
Vocera Communications Inc *	11,450	342,241
Vuzix Corp *	8,564	63,802
Workiva Inc *	10,940	266,936
Xcerra Corp *	21,781	304,281
Xperi Corp	19,741	317,830

		81,964,104

	Shares	Value

Utilities - 3.1%

ALLETE Inc	20,456	$1,583,499
Ameresco Inc ‘A’ *	8,003	96,036
American States Water Co	14,515	829,677
Artesian Resources Corp ‘A’	3,039	117,822
Atlantic Power Corp *	39,835	87,637
Avista Corp	26,005	1,369,423
Black Hills Corp	21,292	1,303,283
California Water Service Group	19,033	741,335
Chesapeake Utilities Corp	6,233	498,328
Connecticut Water Service Inc	4,737	309,421
Consolidated Water Co Ltd (Cayman)	6,652	85,811
El Paso Electric Co	16,099	951,451
Genie Energy Ltd ‘B’	714	3,542
Global Water Resources Inc	3,588	33,727
IDACORP Inc	19,957	1,840,834
MGE Energy Inc	13,551	854,391
Middlesex Water Co	6,420	270,731
New Jersey Resources Corp	34,664	1,551,214
Northwest Natural Gas Co	11,304	721,195
NorthWestern Corp	19,900	1,139,275
NRG Yield Inc ‘A’	13,274	226,322
NRG Yield Inc ‘C’	26,711	459,429
ONE Gas Inc	20,447	1,528,209
Ormat Technologies Inc	15,677	833,860
Otter Tail Corp	15,639	744,416
PICO Holdings Inc *	8,030	93,550
PNM Resources Inc	31,604	1,229,396
Portland General Electric Co	35,161	1,503,484
RGC Resources Inc	2,695	78,640
SJW Group	6,809	450,892
South Jersey Industries Inc	34,053	1,139,754
Southwest Gas Holdings Inc	19,157	1,461,104
Spark Energy Inc ‘A’	4,678	45,611
Spire Inc	19,576	1,383,044
The York Water Co	5,222	166,060
Unitil Corp	5,752	293,582
WGL Holdings Inc	20,361	1,807,039

		27,833,024

Total Common Stocks (Cost $699,990,259)		871,906,391

	Principal Amount

SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.350% due 07/02/18 (Dated 06/29/18, repurchase price of $15,044,892; collateralized by U.S. Treasury Notes: 1.125% - 1.375% due 04/30/21 - 09/30/21 and value $15,345,474)	$15,044,453	15,044,453

Total Short-Term Investment (Cost $15,044,453)		15,044,453

TOTAL INVESTMENTS - 100.0% (Cost $715,108,191)		887,102,435

DERIVATIVES - (0.0%)
(See Notes (c) in Notes to Schedule of Investments)		(284,523)

OTHER ASSETS & LIABILITIES, NET - 0.0%		171,241

NET ASSETS - 100.0%		$886,989,153

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-32

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2018 the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	24.7%
Consumer, Non-Cyclical	21.2%
Industrial	13.2%
Consumer, Cyclical	12.4%
Technology	9.2%
Communications	6.2%
Energy	4.9%
Basic Materials	3.3%
Utilities	3.1%
Others (each less than 3.0%)	1.8%

	100.0%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	0.0%

	100.0%

(b)

Investments with a total aggregate value of $151,591 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	09/18	197	$16,512,398	$16,227,875	($284,523)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$151,591	$-	$-	$151,591
	Common Stocks	871,906,391	871,906,391	-	-
	Short-Term Investment	15,044,453	-	15,044,453	-

	Total Assets	887,102,435	871,906,391	15,044,453	151,591

Liabilities	Derivatives:
	Equity Contracts
	Futures	(284,523)	(284,523)	-	-

	Total Liabilities	(284,523)	(284,523)	-	-

	Total	$886,817,912	$871,621,868	$15,044,453	$151,591

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-198 and A-199

A-33

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3)	Not Applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30b-2(a)) is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Adrian Griggs
Adrian Griggs
Chief Executive Officer

Date:	September 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrian Griggs
Adrian Griggs
Chief Executive Officer

Date:	September 5, 2018

By:	/s/ Trevor Smith
Trevor Smith
Treasurer (Principal Financial and Accounting Officer)

Date:	September 5, 2018